SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Large Cap Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.3%

Communication Services — 6.0%
Alphabet Inc, Cl A *	26,120	$2,827
Alphabet Inc, Cl C *	110,724	12,085
AT&T Inc	220,215	3,863
BCE Inc (A)	65,612	3,163
Comcast Corp, Cl A	84,021	3,041
Fox Corp	44,900	1,535
Iridium Communications Inc *	831	37
Liberty Media Corp-Liberty Formula One, Cl A *	2,237	130
Liberty Media Corp-Liberty Formula One, Cl C *	1,958	125
Live Nation Entertainment Inc *	33,512	3,028
Meta Platforms Inc, Cl A *	14,647	2,386
Netflix Inc *	5,299	1,185
Paramount Global, Cl B	19,500	456
Take-Two Interactive Software Inc *	5,149	631
T-Mobile US Inc *	2,196	316
Verizon Communications Inc	64,000	2,676
Walt Disney Co/The *	54,591	6,118
Warner Bros Discovery Inc *	23,911	316

		43,918
Consumer Discretionary — 10.4%
Airbnb Inc, Cl A *	2,564	290
Alibaba Group Holding Ltd ADR *	11,810	1,127
Amazon.com Inc *	129,444	16,410
AutoZone Inc *	412	873
Best Buy Co Inc	11,600	820
Booking Holdings Inc *	185	347
Capri Holdings Ltd *	7,664	362
Carter's Inc	18,049	1,333
Dollar General Corp	10,432	2,477
Domino's Pizza Inc	1,637	609
eBay Inc	23,000	1,015
Foot Locker Inc	30,901	1,138
Ford Motor Co	125,937	1,919
General Motors Co	76,828	2,936
Genuine Parts Co	34,890	5,443
Goodyear Tire & Rubber Co/The *	58,400	819
Harley-Davidson Inc	25,500	984
Home Depot Inc/The	3,316	956
KB Home	19,900	570
Kohl's Corp	13,100	372
Lear Corp	7,400	1,026
Lowe's Cos Inc	32,195	6,250
Lululemon Athletica Inc *	786	236
Macy's Inc	40,694	705
Marriott International Inc/MD, Cl A	2,747	422
McDonald's Corp	1,221	308
MercadoLibre Inc *	965	826
MGM Resorts International	82,964	2,708

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
NIKE Inc, Cl B	43,285	$4,608
PulteGroup Inc	20,100	817
Ross Stores Inc	27,695	2,389
Starbucks Corp	18,522	1,557
Target Corp	25,875	4,149
Tesla Inc *	22,317	6,151
Ulta Beauty Inc *	1,428	600
Vail Resorts Inc	2,861	643
Whirlpool Corp	9,600	1,503

		75,698
Consumer Staples — 7.0%
Altria Group Inc	59,662	2,692
BJ's Wholesale Club Holdings Inc *	3,412	254
Bunge Ltd	685	68
Coca-Cola Co/The	56,188	3,467
Colgate-Palmolive Co	27,405	2,143
Conagra Brands Inc	76,167	2,619
Constellation Brands Inc, Cl A	2,651	652
Costco Wholesale Corp	1,908	996
Darling Ingredients Inc *	1,859	141
Diageo PLC ADR	12,305	2,170
Estee Lauder Cos Inc/The, Cl A	2,345	597
Hershey Co/The	3,575	803
J M Smucker Co/The	17,035	2,385
Kimberly-Clark Corp	16,766	2,138
Kraft Heinz Co/The	28,800	1,077
Kroger Co/The	71,256	3,416
Molson Coors Beverage Co, Cl B	24,900	1,287
Mondelez International Inc, Cl A	55,688	3,445
PepsiCo Inc	29,832	5,139
Philip Morris International Inc	65,453	6,250
Procter & Gamble Co/The	7,640	1,054
Sysco Corp	32,819	2,698
Tyson Foods Inc, Cl A	26,500	1,998
Unilever PLC ADR	52,470	2,382
Walgreens Boots Alliance Inc	41,400	1,452

		51,323
Energy — 4.4%
Antero Resources Corp *	17,633	707
Chevron Corp	45,488	7,190
ConocoPhillips	39,735	4,349
Devon Energy Corp	23,300	1,645
Diamondback Energy Inc	988	132
Energy Transfer LP	32,061	376
Exxon Mobil Corp	84,936	8,119
Golar LNG Ltd *	3,345	91
HF Sinclair Corp	25,236	1,328
Marathon Petroleum Corp	19,228	1,937
Murphy Oil Corp	3,211	125
Phillips 66	26,687	2,387
Pioneer Natural Resources Co	11,058	2,800

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Valero Energy Corp	9,346	$1,095
Viper Energy Partners LP	10,525	321

		32,602
Financials — 14.7%
Aflac Inc	21,300	1,266
Allstate Corp/The	9,400	1,133
Ally Financial Inc	37,400	1,242
American Express Co	2,435	370
American Financial Group Inc/OH	986	126
Ameriprise Financial Inc	7,700	2,064
Annaly Capital Management Inc ‡	79,600	514
Aon PLC, Cl A	4,166	1,163
Associated Banc-Corp	3,336	67
Bank of America Corp	141,876	4,768
Bank of New York Mellon Corp/The	4,926	205
Berkshire Hathaway Inc, Cl B *	25,162	7,066
Brown & Brown Inc	3,173	200
Capital One Financial Corp	17,754	1,879
Cboe Global Markets Inc	8,743	1,031
Charles Schwab Corp/The	71,544	5,076
Chubb Ltd	15,825	2,992
Citigroup Inc	104,500	5,100
Citizens Financial Group Inc	29,200	1,071
CME Group Inc, Cl A	6,060	1,185
CNA Financial Corp	13,500	519
Cullen/Frost Bankers Inc	5,471	711
Discover Financial Services	9,600	965
East West Bancorp Inc	6,902	498
Essent Group Ltd	1,343	54
Everest Re Group Ltd	3,700	995
FactSet Research Systems Inc	191	83
Fifth Third Bancorp	49,700	1,697
First American Financial Corp	14,800	792
First Republic Bank/CA	35,178	5,341
Goldman Sachs Group Inc/The	5,700	1,896
Hartford Financial Services Group Inc/The	25,500	1,640
Intercontinental Exchange Inc	6,773	683
JPMorgan Chase & Co	42,897	4,879
KeyCorp	74,100	1,311
Lincoln National Corp	12,100	557
Markel Corp *	4,571	5,458
MarketAxess Holdings Inc	665	165
Marsh & McLennan Cos Inc	15,871	2,561
MetLife Inc	45,350	2,917
MGIC Investment Corp	82,300	1,176
Moody's Corp	15,432	4,391
Morgan Stanley	72,069	6,142
MSCI Inc, Cl A	918	412
Navient Corp	52,300	805
PNC Financial Services Group Inc/The	2,761	436
Prudential Financial Inc	9,600	919

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Radian Group Inc	42,900	$906
Regions Financial Corp	84,900	1,840
S&P Global Inc	4,745	1,671
Signature Bank/New York NY	6,078	1,060
Simmons First National Corp, Cl A	2,164	51
State Street Corp	48,460	3,312
Synchrony Financial	9,913	325
Tradeweb Markets Inc, Cl A	1,206	84
Travelers Cos Inc/The	15,850	2,562
Truist Financial Corp	63,245	2,962
Unum Group	31,580	1,195
US Bancorp	100,577	4,587

		107,076
Health Care — 15.2%
Abbott Laboratories	1,063	109
AbbVie Inc	18,102	2,434
Acadia Healthcare Co Inc *	14,533	1,191
Agilent Technologies Inc	1,811	232
Alkermes PLC *	8,515	202
AmerisourceBergen Corp, Cl A	17,901	2,624
Amgen Inc	19,098	4,589
AMN Healthcare Services Inc *	668	69
Apellis Pharmaceuticals Inc *	831	50
AstraZeneca PLC ADR	27,075	1,689
Axonics Inc *	1,466	106
Biogen Inc *	3,519	688
Bio-Rad Laboratories Inc, Cl A *	2,328	1,129
Bio-Techne Corp	2,179	723
Boston Scientific Corp *	14,707	593
Bristol-Myers Squibb Co	48,100	3,242
Cardinal Health Inc	23,400	1,655
Centene Corp *	19,152	1,719
Cigna Corp	3,690	1,046
CVS Health Corp	67,731	6,648
Danaher Corp	12,148	3,279
Edwards Lifesciences Corp *	9,351	842
Elevance Health Inc	3,725	1,807
Eli Lilly & Co	2,836	854
Evolent Health Inc, Cl A *	6,948	255
Gilead Sciences Inc	37,191	2,360
GoodRx Holdings, Cl A *	10,258	63
HCA Healthcare Inc	6,100	1,207
Horizon Therapeutics Plc *	1,051	62
Humana Inc	2,577	1,241
Johnson & Johnson	80,213	12,942
Masimo Corp *	2,231	328
McKesson Corp	11,856	4,351
Medtronic PLC	57,663	5,070
Merck & Co Inc	87,441	7,464
Mettler-Toledo International Inc *	3,637	4,410
Mirati Therapeutics Inc *	1,340	109

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Moderna Inc *	1,399	$185
Molina Healthcare Inc *	3,884	1,310
Natera Inc *	26,279	1,294
Neurocrine Biosciences Inc *	3,928	411
Novartis AG ADR	37,238	2,998
Organon & Co	4,167	119
Perrigo Co PLC	55,474	2,076
Pfizer Inc	171,283	7,747
Quest Diagnostics Inc	11,244	1,409
QuidelOrtho Corp *	1,230	97
Sarepta Therapeutics Inc *	602	66
Thermo Fisher Scientific Inc	4,691	2,558
TransMedics Group Inc *	12,336	642
United Therapeutics Corp *	308	70
UnitedHealth Group Inc	15,638	8,121
Universal Health Services Inc, Cl B	6,800	665
Veeva Systems Inc, Cl A *	1,911	381
Vertex Pharmaceuticals Inc *	4,134	1,165
Viatris Inc, Cl W *	98,629	942
Waters Corp *	2,502	747
West Pharmaceutical Services Inc	329	98
Zoetis Inc, Cl A	5,264	824

		111,307
Industrials — 9.8%
3M Co (A)	15,189	1,889
Acuity Brands Inc	3,400	557
AGCO Corp	12,100	1,315
Allison Transmission Holdings Inc, Cl A	29,100	1,055
AMETEK Inc	2,946	354
Carlisle Cos Inc	4,529	1,339
CH Robinson Worldwide Inc	2,155	246
Cintas Corp	3,225	1,312
Clean Harbors Inc *	2,819	331
Copart Inc *	712	85
CoStar Group Inc *	3,365	234
CSX Corp	28,208	893
Cummins Inc	9,700	2,089
Delta Air Lines Inc *	12,500	388
Eaton Corp PLC	15,185	2,075
Emerson Electric Co	6,884	563
Expeditors International of Washington Inc	3,133	322
FedEx Corp	9,610	2,026
Fortive Corp	44,928	2,845
General Dynamics Corp	13,155	3,012
GXO Logistics Inc *	74,623	3,312
Honeywell International Inc	33,070	6,262
Hub Group Inc, Cl A *	3,227	258
Huntington Ingalls Industries Inc	5,915	1,362
IDEX Corp	1,452	292
Insperity Inc	788	86
JB Hunt Transport Services Inc	1,201	209

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Johnson Controls International plc	64,465	$3,490
Knight-Swift Transportation Holdings Inc, Cl A	624	32
L3Harris Technologies Inc	2,000	456
Lockheed Martin Corp	2,023	850
ManpowerGroup Inc	11,900	873
MSC Industrial Direct Co Inc, Cl A	371	29
Northrop Grumman Corp	2,300	1,099
Pentair PLC	12,535	558
Raytheon Technologies Corp	40,835	3,665
Republic Services Inc, Cl A	4,140	591
Saia Inc *	1,145	237
Siemens AG ADR	44,975	2,291
Snap-on Inc	4,900	1,067
Textron Inc	12,100	755
Trane Technologies PLC	2,363	364
TransDigm Group Inc	12,042	7,230
Uber Technologies Inc *	10,054	289
Union Pacific Corp	3,238	727
United Airlines Holdings Inc *	14,900	522
United Parcel Service Inc, Cl B	31,168	6,063
Univar Solutions Inc *	8,379	211
Valmont Industries Inc	741	205
Waste Management Inc	2,923	494
WESCO International Inc *	4,858	640
Westinghouse Air Brake Technologies Corp	8,219	720
WW Grainger Inc	6,597	3,661

		71,830
Information Technology — 20.7%
Accenture PLC, Cl A	4,326	1,248
Adobe Inc *	16,087	6,008
Advanced Micro Devices Inc *	32,257	2,738
Amphenol Corp, Cl A	49,970	3,674
ANGI Homeservices, Cl A *	6,223	25
ANSYS Inc *	1,049	261
Apple Inc	129,897	20,422
Applied Materials Inc	11,383	1,071
Arista Networks Inc *	2,147	257
Arrow Electronics Inc *	8,200	859
Atlassian Corp PLC, Cl A *	905	224
Automatic Data Processing Inc	6,670	1,630
Bill.com Holdings Inc *	1,113	180
Block Inc, Cl A *	5,238	361
Broadcom Inc	9,645	4,814
Cadence Design Systems Inc *	8,264	1,436
CDW Corp/DE	3,260	557
Cisco Systems Inc	117,848	5,270
Coupa Software Inc *	3,286	192
Crowdstrike Holdings Inc, Cl A *	3,588	655
Datadog Inc, Cl A *	9,445	991
Dell Technologies Inc, Cl C	16,000	613

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
DocuSign Inc, Cl A *	498	$29
DXC Technology Co *	24,600	610
Enphase Energy Inc *	916	262
EPAM Systems Inc *	434	185
Fortinet Inc *	7,777	379
Gartner Inc *	1,431	408
Global Payments Inc	17,316	2,151
Hewlett Packard Enterprise Co	90,800	1,235
HP Inc	66,400	1,906
HubSpot Inc *	82	28
Intel Corp	146,120	4,664
International Business Machines Corp	15,470	1,987
Intuit Inc	18,678	8,065
Keysight Technologies Inc *	7,767	1,273
KLA Corp	438	151
Lam Research Corp	111	49
Lattice Semiconductor Corp *	11,050	596
Manhattan Associates Inc *	807	114
Marvell Technology Inc	9,577	448
Mastercard Inc, Cl A	1,227	398
Microchip Technology Inc	140,560	9,172
Micron Technology Inc	11,300	639
Microsoft Corp	94,773	24,780
Monolithic Power Systems Inc	599	271
NetApp Inc	9,857	711
NVIDIA Corp	9,816	1,482
Oracle Corp	33,496	2,484
Palo Alto Networks Inc *	1,543	859
Paychex Inc	1,653	204
Paycom Software Inc *	565	198
Paylocity Holding Corp *	1,801	434
PayPal Holdings Inc *	15,685	1,466
Pure Storage Inc, Cl A *	1,458	42
QUALCOMM Inc	8,702	1,151
RingCentral Inc, Cl A *	10,043	432
Roper Technologies Inc	6,745	2,715
salesforce.com *	19,531	3,049
SAP SE ADR	36,798	3,136
Seagate Technology Holdings PLC	18,500	1,239
Snap Inc, Cl A *	3,515	38
SolarEdge Technologies Inc *	4,370	1,206
Splunk Inc *	4,280	385
Super Micro Computer Inc *	645	42
Synopsys Inc *	4,254	1,472
Trade Desk Inc/The, Cl A *	8,829	554
Visa Inc, Cl A	36,736	7,300
Vishay Intertechnology Inc	46,100	907
VMware Inc, Cl A	5,199	603
Vontier Corp	115,013	2,521
Western Union Co/The	49,400	732
WEX Inc *	4,590	708
Wix.com Ltd *	1,220	77

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Workday Inc, Cl A *	3,228	$531
Xerox Holdings Corp	46,300	770

		150,734
Materials — 4.3%
Air Products and Chemicals Inc	26,189	6,611
Albemarle Corp	1,310	351
Avery Dennison Corp	530	97
Berry Global Group Inc *	16,000	869
Celanese Corp, Cl A	3,618	401
Chemours Co/The	23,500	793
Dow Inc	55,061	2,808
Huntsman Corp	37,400	1,048
Ingevity Corp *	10,801	758
International Paper Co	23,200	966
Linde PLC	13,219	3,739
Livent Corp *	807	26
LyondellBasell Industries NV, Cl A	15,700	1,303
Martin Marietta Materials Inc	494	172
Mosaic Co/The	632	34
Nucor Corp	2,042	271
O-I Glass Inc, Cl I *	39,200	510
Packaging Corp of America	7,657	1,048
Reliance Steel & Aluminum Co	13,592	2,555
RPM International Inc	30,889	2,878
Sherwin-Williams Co/The	1,562	362
Steel Dynamics Inc	19,173	1,548
Sylvamo Corp	2,109	94
Westrock Co	52,350	2,125

		31,367
Real Estate — 2.8%
American Tower Corp, Cl A ‡	24,579	6,244
AvalonBay Communities Inc ‡	1,877	377
Boston Properties Inc ‡	19,215	1,526
Brixmor Property Group Inc ‡	47,400	1,018
Crown Castle Inc ‡	7,300	1,247
Digital Realty Trust Inc ‡	1,787	221
Gaming and Leisure Properties Inc ‡	11,800	570
Healthpeak Properties Inc ‡	111,550	2,928
Host Hotels & Resorts Inc ‡	13,048	232
Iron Mountain Inc ‡	12,371	651
Life Storage Inc ‡	528	67
Outfront Media Inc ‡	2,741	48
Park Hotels & Resorts Inc ‡	2,585	36
Public Storage ‡	2,641	874
Service Properties Trust ‡	37,100	254
Simon Property Group Inc ‡	7,700	785
STORE Capital Corp ‡	16,680	450
VICI Properties Inc ‡	91,140	3,007
Weyerhaeuser Co ‡	7,283	249

		20,784

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Utilities — 2.0%
Alliant Energy Corp	5,918	$361
Constellation Energy Corp	4,269	348
Duke Energy Corp	34,687	3,708
Eversource Energy	3,596	323
National Fuel Gas Co	8,831	629
NextEra Energy Inc	57,702	4,908
NRG Energy Inc	34,300	1,416
PPL Corp	7,492	218
Southern Co/The	2,036	157
UGI Corp	14,800	585
Vistra Corp	42,000	1,040
WEC Energy Group Inc	6,632	684
Xcel Energy Inc	1,156	86

		14,463
Total Common Stock
(Cost $530,813) ($ Thousands)		711,102

AFFILIATED PARTNERSHIP — 0.7%
SEI Liquidity Fund, LP
2.260% **†(B)	5,165,039	5,167

Total Affiliated Partnership
(Cost $5,166) ($ Thousands)		5,167

CASH EQUIVALENT — 2.4%
SEI Daily Income Trust, Government Fund, Cl F
1.840%**†	17,398,301	17,398

Total Cash Equivalent
(Cost $17,398) ($ Thousands)		17,398

Total Investments in Securities — 100.4%
(Cost $553,377) ($ Thousands)		$733,667

A list of the open futures contracts held by the Fund at August 31, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized (Depreciation) (Thousands)
Long Contracts
S&P 500 Index E-MINI	47	Sep-2022	$9,335	$9,298	$(37)
S&P Mid Cap 400 Index E-MINI	3	Sep-2022	778	729	(49)
			$10,113	$10,027	$(86)

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Large Cap Fund (Concluded)

Percentages are based on Net Assets of $730,639 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2022.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at August 31, 2022. The total market value of securities on loan at August 31, 2022 was $4,935 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of August 31, 2022 was $5,167 ($ Thousands).

ADR — American Depositary Receipt
Cl — Class
L.P. — Limited Partnership
Ltd. — Limited
PLC — Public Limited Company
S&P— Standard & Poor's

The following is a summary of the level of inputs used as of August 31, 2022, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	711,102	–	–	711,102
Affiliated Partnership	–	5,167	–	5,167
Cash Equivalent	17,398	–	–	17,398
Total Investments in Securities	728,500	5,167	–	733,667

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Depreciation	(86)	–	–	(86)
Total Other Financial Instruments	(86)	–	–	(86)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2022 ($ Thousands):

Security Description	Value 5/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 08/31/2022	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$—	$13,973	$(8,806)	$—	$—	$5,167	5,165,039	$3	$—
SEI Daily Income Trust, Government Fund, Cl F	23,692	35,554	(41,848)	—	—	17,398	17,398,301	63	—
Totals	$23,692	$49,527	$(50,654)	$-	$-	$22,565		$66	$-

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Large Cap Disciplined Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 89.8%

Communication Services — 4.0%
Alphabet Inc, Cl A *	84,860	$9,184
Alphabet Inc, Cl C *	78,098	8,524
AT&T Inc	109,513	1,921
Iridium Communications Inc *	33,876	1,504
Live Nation Entertainment Inc *	36,071	3,259
Meta Platforms Inc, Cl A *	85,636	13,952
Netflix Inc *	8,605	1,924
Nexstar Media Group Inc, Cl A	15,007	2,871
T-Mobile US Inc *	3,006	433
Verizon Communications Inc	147,076	6,149
Walt Disney Co/The *	32,656	3,660

		53,381
Consumer Discretionary — 7.3%
Advance Auto Parts Inc	12,183	2,055
Airbnb Inc, Cl A *	1,448	164
Amazon.com Inc *	118,097	14,971
AutoNation Inc *	9,161	1,141
AutoZone Inc *	2,973	6,300
Best Buy Co Inc	54,454	3,850
Booking Holdings Inc *	684	1,283
BorgWarner Inc	94,278	3,554
Chewy Inc, Cl A *	12,441	427
Choice Hotels International Inc	2,195	252
Dollar General Corp	35,653	8,465
Ford Motor Co	94,011	1,433
General Motors Co	64,708	2,472
Genuine Parts Co	26,134	4,077
Home Depot Inc/The	24,039	6,933
Lennar Corp, Cl A	29,139	2,257
Lowe's Cos Inc	27,585	5,355
Macy's Inc	5,805	101
Marriott International Inc/MD, Cl A	9,401	1,445
McDonald's Corp	2,207	557
NIKE Inc, Cl B	49,645	5,285
Pool Corp	8,977	3,045
Ralph Lauren Corp, Cl A	28,431	2,597
Rivian Automotive Inc, Cl A *	51,298	1,678
Ross Stores Inc	50,667	4,371
Starbucks Corp	22,510	1,892
Tesla Inc *	29,892	8,239
Toll Brothers Inc	52,274	2,289
Ulta Beauty Inc *	3,418	1,435

		97,923
Consumer Staples — 7.4%
Altria Group Inc	6,700	302
BJ's Wholesale Club Holdings Inc *	1,880	140
Coca-Cola Co/The	169,851	10,481
Coca-Cola Europacific Partners PLC	45,596	2,242
Colgate-Palmolive Co	87,793	6,866

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Conagra Brands Inc	96,597	$3,321
Constellation Brands Inc, Cl A	20,384	5,015
Costco Wholesale Corp	20,691	10,803
Estee Lauder Cos Inc/The, Cl A	8,723	2,219
Hershey Co/The	11,713	2,632
J M Smucker Co/The	19,990	2,798
Kraft Heinz Co/The	86,753	3,245
Kroger Co/The	65,307	3,131
Mondelez International Inc, Cl A	119,560	7,396
PepsiCo Inc	50,524	8,704
Philip Morris International Inc	50,033	4,778
Procter & Gamble Co/The	77,252	10,656
Sysco Corp	128,421	10,559
Walmart Inc	20,265	2,686

		97,974
Energy — 3.6%
Baker Hughes Co, Cl A	277,151	7,001
Chevron Corp	52,802	8,346
ConocoPhillips	15,064	1,649
Diamondback Energy Inc	12,805	1,707
Energy Transfer LP	61,828	724
EQT Corp	71,690	3,427
Exxon Mobil Corp	68,556	6,553
HF Sinclair Corp	17,033	896
Marathon Petroleum Corp	32,342	3,258
Matador Resources Co	30,916	1,843
Murphy Oil Corp	1,755	68
Phillips 66	57,972	5,186
Pioneer Natural Resources Co	20,098	5,089
Valero Energy Corp	13,129	1,538

		47,285
Financials — 11.7%
Affiliated Managers Group Inc	7,189	915
Allstate Corp/The	28,310	3,411
American Express Co	7,668	1,165
American International Group Inc	66,085	3,420
Ameriprise Financial Inc	13,064	3,501
Aon PLC, Cl A	12,060	3,368
Bank of America Corp	494,129	16,608
Bank of New York Mellon Corp/The	18,120	753
Berkshire Hathaway Inc, Cl B *	35,993	10,107
BlackRock Inc, Cl A	4,891	3,259
Capital One Financial Corp	62,456	6,609
Cboe Global Markets Inc	20,324	2,398
Citigroup Inc	20,372	994
Citizens Financial Group Inc	33,395	1,225
CME Group Inc, Cl A	20,777	4,064
Cullen/Frost Bankers Inc	3,077	400
Discover Financial Services	32,090	3,225
East West Bancorp Inc	10,264	741
FactSet Research Systems Inc	5,627	2,438

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Large Cap Disciplined Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
First Republic Bank/CA	8,028	$1,219
Intercontinental Exchange Inc	29,389	2,964
Jefferies Financial Group Inc	82,558	2,649
JPMorgan Chase & Co	160,166	18,216
Lincoln National Corp	59,330	2,733
Marsh & McLennan Cos Inc	43,513	7,022
MetLife Inc	37,788	2,431
Morgan Stanley	31,621	2,695
MSCI Inc, Cl A	974	438
OneMain Holdings Inc, Cl A	55,600	1,942
PNC Financial Services Group Inc/The	12,031	1,901
Popular Inc	30,733	2,373
Progressive Corp/The	52,902	6,488
Prosperity Bancshares Inc	9,063	642
S&P Global Inc	6,766	2,383
State Street Corp	102,605	7,013
Synchrony Financial	119,886	3,926
Travelers Cos Inc/The	13,600	2,198
Unum Group	17,379	658
US Bancorp	93,854	4,281
Wells Fargo & Co	84,295	3,684
Willis Towers Watson PLC	42,799	8,852
Wintrust Financial Corp	3,874	327

		155,636
Health Care — 14.4%
Abbott Laboratories	10,274	1,055
AbbVie Inc	10,386	1,396
ABIOMED Inc *	2,819	731
Agilent Technologies Inc	26,407	3,387
Align Technology Inc *	440	107
Alkermes PLC *	5,975	141
AmerisourceBergen Corp, Cl A	37,226	5,456
Amgen Inc	22,787	5,476
AMN Healthcare Services Inc *	532	55
Baxter International Inc	119,365	6,859
Biogen Inc *	6,089	1,190
BioMarin Pharmaceutical Inc *	11,476	1,024
Bio-Rad Laboratories Inc, Cl A *	7,033	3,411
Bio-Techne Corp	557	185
Boston Scientific Corp *	44,053	1,776
Centene Corp *	64,993	5,832
Chemed Corp	6,833	3,254
Cigna Corp	14,953	4,238
Cooper Cos Inc/The	14,615	4,201
CVS Health Corp	122,159	11,990
Dexcom Inc *	4,812	396
Elevance Health Inc	11,630	5,642
Eli Lilly & Co	26,164	7,881
Gilead Sciences Inc	49,657	3,152
Humana Inc	23,735	11,435
Johnson & Johnson	91,160	14,708

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Masimo Corp *	3,262	$479
McKesson Corp	516	189
Medtronic PLC	58,352	5,130
Merck & Co Inc	14,273	1,218
Mettler-Toledo International Inc *	5,260	6,378
Moderna Inc *	2,450	324
Molina Healthcare Inc *	11,955	4,033
Neurocrine Biosciences Inc *	22,564	2,361
Perrigo Co PLC	75,467	2,824
Pfizer Inc	81,633	3,692
Quest Diagnostics Inc	3,824	479
QuidelOrtho Corp *	1,001	79
Sarepta Therapeutics Inc *	13,915	1,522
Seagen Inc *	4,867	751
STERIS PLC	14,404	2,901
Teleflex Inc	29,892	6,763
Thermo Fisher Scientific Inc	6,769	3,691
UnitedHealth Group Inc	50,451	26,201
Veeva Systems Inc, Cl A *	3,147	627
Vertex Pharmaceuticals Inc *	2,179	614
Viatris Inc, Cl W *	188,749	1,803
Waters Corp *	7,241	2,162
Zimmer Biomet Holdings Inc	69,171	7,354
Zoetis Inc, Cl A	34,480	5,397

		191,950
Industrials — 8.7%
3M Co	5,069	630
AMERCO	3,142	1,652
AMETEK Inc	30,600	3,677
Booz Allen Hamilton Holding Corp, Cl A	4,755	455
Builders FirstSource Inc *	10,218	599
Carlisle Cos Inc	12,160	3,595
CH Robinson Worldwide Inc	6,545	747
Cintas Corp	9,719	3,954
CSX Corp	90,608	2,868
Emerson Electric Co	62,320	5,094
Expeditors International of Washington Inc	16,280	1,675
FedEx Corp	11,324	2,387
Fortive Corp	92,109	5,833
General Electric Co	112,459	8,259
Honeywell International Inc	70,916	13,428
Huntington Ingalls Industries Inc	4,763	1,097
IDEX Corp	11,627	2,339
Jacobs Solutions Inc	36,831	4,588
JB Hunt Transport Services Inc	662	115
Lockheed Martin Corp	6,293	2,644
Otis Worldwide Corp	44,752	3,232
Parker-Hannifin Corp	16,798	4,452
Pentair PLC	32,960	1,467
Raytheon Technologies Corp	36,013	3,232
Republic Services Inc, Cl A	10,453	1,492

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Large Cap Disciplined Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Saia Inc *	177	$37
Southwest Airlines Co *	25,793	947
Trane Technologies PLC	7,689	1,185
Uber Technologies Inc *	29,044	835
Union Pacific Corp	26,031	5,844
United Parcel Service Inc, Cl B	25,554	4,971
United Rentals Inc *	10,665	3,115
Univar Solutions Inc *	26,065	657
Waste Connections Inc	34,033	4,737
Waste Management Inc	11,207	1,894
WESCO International Inc *	10,604	1,396
WillScot Mobile Mini Holdings Corp, Cl A *	28,446	1,142
WW Grainger Inc	16,916	9,387

		115,658
Information Technology — 21.7%
Accenture PLC, Cl A	23,266	6,711
Adobe Inc *	6,651	2,484
Advanced Micro Devices Inc *	53,030	4,501
ANSYS Inc *	403	100
Apple Inc	429,285	67,492
Applied Materials Inc	52,844	4,971
Arista Networks Inc *	20,448	2,451
Autodesk Inc *	14,764	2,978
Automatic Data Processing Inc	36,979	9,038
Broadcom Inc	18,940	9,453
Cadence Design Systems Inc *	28,570	4,965
CDW Corp/DE	38,048	6,495
Cisco Systems Inc	86,328	3,861
Coupa Software Inc *	1,077	63
DocuSign Inc, Cl A *	17,126	997
Enphase Energy Inc *	13,578	3,889
EPAM Systems Inc *	3,442	1,468
Fortinet Inc *	19,034	927
Gartner Inc *	10,137	2,892
Global Payments Inc	74,043	9,198
Intel Corp	53,716	1,715
International Business Machines Corp	4,429	569
Intuit Inc	15,089	6,515
Keysight Technologies Inc *	23,555	3,860
KLA Corp	3,312	1,140
Lam Research Corp	748	327
Lattice Semiconductor Corp *	20,030	1,080
Lumentum Holdings Inc *	1,948	163
Marvell Technology Inc	6,499	304
Mastercard Inc, Cl A	8,819	2,861
Microchip Technology Inc	90,306	5,892
Microsoft Corp	201,962	52,807
Monolithic Power Systems Inc	10,284	4,661
Motorola Solutions Inc	46,542	11,329
NetApp Inc	49,638	3,580
NVIDIA Corp	42,840	6,466

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Oracle Corp	35,344	$2,621
Paychex Inc	1,078	133
Paylocity Holding Corp *	1,940	468
PayPal Holdings Inc *	28,521	2,665
Pure Storage Inc, Cl A *	880	25
QUALCOMM Inc	41,208	5,451
RingCentral Inc, Cl A *	18,460	795
salesforce.com inc *	9,763	1,524
ServiceNow Inc *	6,764	2,940
Splunk Inc *	8,449	761
Synopsys Inc *	13,786	4,770
Texas Instruments Inc	3,140	519
Universal Display Corp	15,765	1,761
Visa Inc, Cl A	51,660	10,265
WEX Inc *	13,418	2,070
Workday Inc, Cl A *	28,799	4,739

		289,710
Materials — 4.1%
Air Products and Chemicals Inc	13,851	3,497
Albemarle Corp	2,971	796
Amcor PLC	16,096	193
Avery Dennison Corp	26,637	4,891
Celanese Corp, Cl A	11,162	1,238
Corteva Inc	2,445	150
Dow Inc	33,961	1,732
Eastman Chemical Co	63,729	5,799
FMC Corp	7,154	773
International Flavors & Fragrances Inc	29,490	3,258
Linde PLC	6,861	1,941
Mosaic Co/The	7,003	377
Nucor Corp	3,821	508
Packaging Corp of America	21,877	2,996
PPG Industries Inc	63,342	8,043
Reliance Steel & Aluminum Co	25,060	4,711
Sealed Air Corp	7,400	398
Sherwin-Williams Co/The	21,507	4,992
Steel Dynamics Inc	8,542	690
Valvoline Inc	8,854	257
Vulcan Materials Co	35,797	5,960
Westrock Co	56,107	2,277

		55,477
Real Estate — 3.9%
American Homes 4 Rent, Cl A ‡	181,422	6,451
American Tower Corp, Cl A ‡	8,095	2,057
AvalonBay Communities Inc ‡	6,077	1,221
Camden Property Trust ‡	21,369	2,746
Crown Castle Inc ‡	47,233	8,069
Digital Realty Trust Inc ‡	2,558	316
Equinix Inc ‡	3,082	2,026
Extra Space Storage Inc ‡	40,855	8,119
Healthcare Realty Trust Inc, Cl A ‡	115,661	2,813

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Large Cap Disciplined Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Host Hotels & Resorts Inc ‡	42,231	$750
Iron Mountain Inc ‡	33,837	1,780
National Retail Properties Inc ‡	47,673	2,141
Prologis Inc ‡	36,363	4,528
Public Storage ‡	3,719	1,230
SBA Communications Corp, Cl A ‡	20,774	6,757
Weyerhaeuser Co ‡	30,396	1,038

		52,042
Utilities — 3.0%
AES Corp/The	92,856	2,363
CenterPoint Energy Inc	75,799	2,390
Constellation Energy Corp	18,649	1,522
Dominion Energy Inc	13,649	1,116
Duke Energy Corp	26,264	2,808
Entergy Corp	1,600	184
Eversource Energy	5,266	472
Exelon Corp	79,219	3,479
FirstEnergy Corp	48,566	1,921
National Fuel Gas Co	47,088	3,356
NextEra Energy Inc	34,646	2,947
PPL Corp	360,273	10,477
Sempra Energy	1,389	229
Southern Co/The	77,505	5,973
WEC Energy Group Inc	9,510	981

		40,218
Total Common Stock
(Cost $1,032,762) ($ Thousands)		1,197,254

CASH EQUIVALENT — 5.4%
SEI Daily Income Trust, Government Fund, Cl F
1.840%**†	71,523,532	71,524

Total Cash Equivalent
(Cost $71,524) ($ Thousands)		71,524

Total Investments in Securities — 95.2%
(Cost $1,104,286) ($ Thousands)		$1,268,778

A list of the open futures contracts held by the Fund at August 31, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
S&P 500 Index E-MINI	100	Sep-2022	$19,865	$19,783	$(82)

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Large Cap Disciplined Equity Fund (Continued)

A list of the open OTC Swap agreement held by the Fund at August 31, 2022, is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Bank of America Merrill Lynch	United States Custom Basket of Securities	1 Month + 2.32%	Asset Returns	Monthly	02/28/2023	USD	100,921	$(8,977)	$(8,977)

The following table represents the individual stock exposures comprising the Net Long Custom Basket Total Return Swap as of August 31, 2022:

United States Custom Basket of Long Securities

Shares	Description	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)	Fair Value (Thousands)	Percentage Value of Underlying Investment
112,247	Amazon.Com Inc	USD	$16,072	$(1,895)	$(1,895)	11.7%
116,620	Alphabet Inc	USD	14,237	(1,667)	(1,667)	10.3
35,518	Tesla Inc	USD	10,986	(1,228)	(1,228)	7.6
26,908	Marsh & Mclennan Cos Inc	USD	4,659	(327)	(327)	2.0
50,107	Merck & Co Inc	USD	4,489	(217)	(217)	1.3
2,081	Booking Holdings Inc	USD	4,432	(534)	(534)	3.3
22,567	Cadence Design Systems Inc	USD	4,357	(449)	(449)	2.8
42,430	Philip Morris International Inc	USD	4,285	(244)	(244)	1.5
47,681	Colgate-Palmolive Co	USD	3,874	(151)	(151)	0.9
10,642	Public Storage	USD	3,758	(243)	(243)	1.5
36,924	Paypal Holdings Inc	USD	3,748	(357)	(357)	2.2
32,579	Expedia Group Inc	USD	3,687	(354)	(354)	2.2
35,915	Teradyne Inc	USD	3,667	(638)	(638)	3.9
55,402	Oneok Inc	USD	3,517	(127)	(127)	0.8
24,023	Republic Services Inc	USD	3,507	(84)	(84)	0.5
48,914	The Hartford Financial Services Group Inc	USD	3,365	(208)	(208)	1.3
26,501	Airbnb Inc	USD	3,340	(354)	(354)	2.2
47,700	Textron Inc	USD	3,259	(292)	(292)	1.8
47,551	Pvh Corp	USD	3,257	(591)	(591)	3.6
6,129	Palo Alto Networks Inc	USD	3,235	186	186	(1.1)
23,586	Dte Energy Co	USD	3,209	(140)	(140)	0.9
128,375	Dropbox Inc	USD	3,181	(448)	(448)	2.8
213,649	Hewlett Packard Enterprise Co	USD	3,175	(279)	(279)	1.7
103,981	Pure Storage Inc	USD	3,149	(140)	(140)	0.9
46,135	Targa Resources Corp	USD	3,145	1	1	-
164,002	Invesco Ltd	USD	3,106	(384)	(384)	2.4
4,168	O'Reilly Automotive Inc	USD	3,076	(174)	(174)	1.1
13,069	Equifax Inc	USD	2,878	(422)	(422)	2.6
15,481	Zscaler Inc	USD	2,813	(357)	(357)	2.2
24,658	Universal Health Services Inc	USD	2,757	(348)	(348)	2.1
41,344	Gilead Sciences Inc	USD	2,737	(121)	(121)	0.7
59,458	Altria Group Inc	USD	2,692	(12)	(12)	0.1
16,745	Cheniere Energy Inc	USD	2,663	21	21	(0.1)
9,526	Lennox International Inc	USD	2,546	(257)	(257)	1.6
52,447	Alaska Air Group Inc	USD	2,541	(288)	(288)	1.8
12,382	Crowdstrike Holdings Inc	USD	2,499	(243)	(243)	1.5
20,388	Penske Automotive Group Inc	USD	2,397	17	17	(0.1)
77,481	Albertsons Companies Inc	USD	2,193	(65)	(65)	0.4
5,689	Mckesson Corp	USD	2,113	(26)	(26)	0.2
59,008	Vici Properties Inc	USD	2,097	(155)	(155)	1.0
46,009	Pultegroup Inc	USD	2,043	(207)	(207)	1.3

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Large Cap Disciplined Equity Fund (Continued)

Shares	Description	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)	Fair Value (Thousands)	Percentage Value of Underlying Investment
21,357	Post Holdings Inc	USD	$1,919	$(27)	$(27)	0.2%
15,330	Splunk Inc	USD	1,760	(403)	(403)	2.5
22,260	Incyte Corp	USD	1,676	(112)	(112)	0.7
6,751	Union Pacific Corporation	USD	1,608	(86)	(86)	0.5
6,701	Veeva System Inc	USD	1,534	(203)	(203)	1.3
11,384	Federal Realty Investment Trust Of	USD	1,250	(100)	(100)	0.6
22,768	Gaming And Leisure Properties Inc	USD	1,195	(98)	(98)	0.6
17,791	Apellis Pharmaceuticals Inc	USD	1,191	(121)	(121)	0.7
2,808	Mongodb Inc	USD	1,056	(150)	(150)	0.9
	OTHER	USD	10,638	(1,107)	(1,107)	6.6
			$186,568	$(16,208)	$(16,208)	100.0%

The following table represents the individual stock exposures comprising the Net Short Custom Basket Total Return Swap as of August 31, 2022:

United States Custom Basket of Short Securities

Shares	Description	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)	Fair Value (Thousands)	Percentage Value of Underlying Investment
(7,689)	RH	USD	$(2,402)	$441	$441	6.1%
(327,984)	Sofi Technologies Inc	USD	(2,272)	339	339	4.7
(4,882)	SVB Financial Group	USD	(2,272)	295	295	4.1
(14,188)	Bill.Com Holdings Inc	USD	(2,263)	(35)	(35)	(0.5)
(25,065)	Ross Stores Inc	USD	(2,260)	101	101	1.4
(159,002)	Norwegian Cruise Line Holdings Ltd	USD	(2,251)	175	175	2.4
(2,555)	First Citizens Bancshares Inc	USD	(2,175)	107	107	1.5
(61,881)	Zillow Group Inc	USD	(2,175)	113	113	1.6
(29,558)	ON Semiconductor Corp	USD	(2,104)	73	73	1.0
(14,442)	Packaging Corp Of America	USD	(2,070)	96	96	1.3
(12,977)	American Water Works Co Inc	USD	(2,054)	123	123	1.7
(50,735)	Howmet Aerospace Inc	USD	(1,964)	178	178	2.5
(9,568)	Jack Henry & Associates Inc	USD	(1,935)	100	100	1.4
(38,366)	Hormel Foods Corp	USD	(1,934)	6	6	0.1
(8,350)	LPL Financial Holdings Inc	USD	(1,887)	39	39	0.5
(38,177)	V.F. Corporation	USD	(1,792)	216	216	3.0
(32,493)	Guardant Health Inc	USD	(1,788)	167	167	2.3
(58,159)	Vornado Realty Trust	USD	(1,746)	195	195	2.7
(4,178)	Tyler Technologies Inc	USD	(1,736)	185	185	2.6
(6,229)	RBC Bearings Inc	USD	(1,616)	120	120	1.7
(68,915)	Hertz Global Holdings Inc	USD	(1,494)	227	227	3.1
(15,898)	Eversource Energy	USD	(1,483)	59	59	0.8
(7,736)	Medpace Holdings Inc	USD	(1,412)	273	273	3.8
(9,363)	Advanced Drainage Systems Inc	USD	(1,409)	141	141	1.9
(12,605)	Catalent Inc	USD	(1,397)	293	293	4.1
(13,330)	TD Synnex Corporation	USD	(1,386)	105	105	1.5
(4,900)	Kinsale Capital Group Inc	USD	(1,375)	135	135	1.9
(33,100)	Leggett & Platt Inc	USD	(1,359)	97	97	1.3
(7,574)	PNC Financial Services Group Inc	USD	(1,317)	123	123	1.7
(10,793)	Idacorp Inc	USD	(1,239)	54	54	0.7
(23,851)	Avangrid Inc	USD	(1,219)	42	42	0.6
(138,537)	Marqeta Inc	USD	(1,187)	113	113	1.6
(193,932)	Opendoor Technologies Inc	USD	(1,166)	333	333	4.6
(34,078)	Applovin Corp	USD	(1,143)	311	311	4.3

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Large Cap Disciplined Equity Fund (Concluded)

Shares	Description	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)	Fair Value (Thousands)	Percentage Value of Underlying Investment
(16,697)	Wayfair Inc	USD	$(1,141)	$268	$268	3.7%
(27,441)	Hashicorp Inc	USD	(1,125)	156	156	2.2
(33,509)	Affirm Holdings Inc	USD	(1,074)	295	295	4.1
(8,874)	Liberty Broadband Corp	USD	(1,066)	168	168	2.3
(32,118)	Pilgrims Pride Corp	USD	(972)	59	59	0.8
(4,330)	Erie Indemnity Co	USD	(950)	20	20	0.3
(5,854)	Williams-Sonoma Inc	USD	(945)	72	72	1.0
(21,944)	OGE Energy Corp	USD	(936)	48	48	0.7
(8,890)	Bunge Ltd	USD	(892)	5	5	0.1
(25,310)	Highwoods Properties Inc	USD	(887)	108	108	1.5
(92,366)	Robinhood Markets Inc	USD	(869)	(13)	(13)	(0.2)
(3,069)	Karuna Therapeutics Inc	USD	(840)	58	58	0.8
(8,300)	Fabrinet Bearer	USD	(836)	(18)	(18)	(0.2)
(5,525)	Regal Rexnord Corporation	USD	(810)	51	51	0.7
(59,174)	Quantumscape Corporation	USD	(780)	130	130	1.8
(7,543)	Royal Gold Inc	USD	(761)	69	69	1.0
	OTHER	USD	(11,481)	415	415	5.4
			$(85,647)	$7,231	$ 7,231	100.0%

Percentages are based on Net Assets of $1,333,383 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2022.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.

Cl — Class
LP — Limited Partnership
OTC — Over The Counter
PLC — Public Limited Company
S&P— Standard & Poor's
USD — U.S. Dollar

The following is a summary of the level of inputs used as of August 31, 2022, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,197,254	–	–	1,197,254
Cash Equivalent	71,524	–	–	71,524
Total Investments in Securities	1,268,778	–	–	1,268,778

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Depreciation	(82)	–	–	(82)
OTC Swaps
Total Return Swaps*
Unrealized Depreciation	–	(8,977)	–	(8,977)
Total Other Financial Instruments	(82)	(8,977)	–	(9,059)

*Futures and swap contracts are valued at the unrealized depreciation on the instrument.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended August 31, 2022 ($ Thousands):

Security Description	Value 5/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2022	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$56,710	$146,783	$(131,970)	$—	$1	$71,524	71,523,532	$253	$—

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Large Cap Index Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 99.6%

Communication Services — 8.0%
Activision Blizzard Inc	35,456	$2,783
Alphabet Inc, Cl A *	277,860	30,070
Alphabet Inc, Cl C *	253,680	27,689
Altice USA Inc, Cl A *	11,900	119
AMC Entertainment Holdings Inc, Cl A *(A)	22,500	205
AT&T Inc	331,185	5,809
Cable One Inc	257	292
Charter Communications Inc, Cl A *	5,397	2,227
Comcast Corp, Cl A	207,050	7,493
DISH Network Corp, Cl A *	12,726	221
Electronic Arts Inc	12,965	1,645
Fox Corp	21,227	705
Frontier Communications Parent Inc *	10,100	260
IAC Inc *	3,932	253
Interpublic Group of Cos Inc/The	18,345	507
Liberty Broadband Corp, Cl A *	1,280	129
Liberty Broadband Corp, Cl C *	5,878	598
Liberty Media Corp-Liberty Formula One, Cl A *	1,200	70
Liberty Media Corp-Liberty Formula One, Cl C *	8,900	567
Liberty Media Corp-Liberty SiriusXM, Cl A *	2,720	113
Liberty Media Corp-Liberty SiriusXM, Cl C *	6,321	261
Live Nation Entertainment Inc *	7,100	642
Lumen Technologies Inc	42,806	426
Madison Square Garden Sports Corp, Cl A *	986	158
Match Group Inc *	13,596	769
Meta Platforms Inc, Cl A *	106,400	17,336
Netflix Inc *	20,300	4,538
New York Times Co/The, Cl A	8,800	268
News Corp	6,300	109
News Corp, Cl A	19,946	337
Nexstar Media Group Inc, Cl A	2,000	383
Omnicom Group Inc	9,244	618
Paramount Global, Cl A	715	19
Paramount Global, Cl B	27,886	652
Pinterest Inc, Cl A *	25,400	585
Playtika Holding Corp *	4,700	49
ROBLOX Corp, Cl A *	20,200	790
Roku Inc, Cl A *	6,100	415
Sirius XM Holdings Inc (A)	29,200	178
Spotify Technology SA *	6,100	660
Take-Two Interactive Software Inc *	7,435	911
T-Mobile US Inc *	27,592	3,972
TripAdvisor Inc *	5,167	123
Twitter Inc *	33,360	1,293
Verizon Communications Inc	192,976	8,068
Walt Disney Co/The *	84,350	9,454
Warner Bros Discovery Inc *	110,636	1,465
World Wrestling Entertainment Inc, Cl A	2,200	150

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
ZoomInfo Technologies Inc, Cl A *	12,100	$550

		136,934
Consumer Discretionary — 11.4%
ADT Inc	6,700	49
Advance Auto Parts Inc	2,708	457
Airbnb Inc, Cl A *	16,700	1,889
Amazon.com Inc *	410,940	52,095
Aptiv PLC *	12,600	1,177
Aramark	11,600	414
AutoNation Inc *	2,132	266
AutoZone Inc *	907	1,922
Bath & Body Works Inc	12,257	458
Best Buy Co Inc	9,847	696
Booking Holdings Inc *	1,832	3,436
BorgWarner Inc	9,164	345
Boyd Gaming Corp	4,200	229
Bright Horizons Family Solutions Inc *	3,200	218
Brunswick Corp/DE	3,900	291
Burlington Stores Inc *	2,900	407
Caesars Entertainment Inc *	10,500	453
Capri Holdings Ltd *	7,400	349
CarMax Inc *	7,560	669
Carnival Corp, Cl A *	43,600	412
Carter's Inc	2,100	155
Carvana Co, Cl A *(A)	4,100	135
Chipotle Mexican Grill Inc, Cl A *	1,219	1,947
Choice Hotels International Inc	1,884	216
Churchill Downs Inc	1,900	374
Columbia Sportswear Co	2,000	142
Darden Restaurants Inc	5,968	738
Deckers Outdoor Corp *	1,100	354
Dick's Sporting Goods Inc (A)	2,258	240
Dollar General Corp	10,300	2,445
Dollar Tree Inc *	9,834	1,334
Domino's Pizza Inc	1,700	632
DoorDash Inc, Cl A *	11,400	683
DR Horton Inc	15,468	1,101
DraftKings Inc, Cl A *(A)	15,800	254
eBay Inc	25,711	1,135
Etsy Inc *	5,600	591
Expedia Group Inc *	6,922	711
Five Below Inc *	2,800	358
Floor & Decor Holdings Inc, Cl A *	5,300	431
Ford Motor Co	177,884	2,711
GameStop Corp, Cl A *(A)	12,800	367
Gap Inc/The	11,221	103
Garmin Ltd	7,200	637
General Motors Co	65,500	2,503
Gentex Corp	12,264	335
Genuine Parts Co	6,411	1,000
Grand Canyon Education Inc *	1,200	98

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
H&R Block Inc	8,525	$384
Hanesbrands Inc	17,772	155
Harley-Davidson Inc	5,503	212
Hasbro Inc	6,567	518
Hilton Worldwide Holdings Inc	12,833	1,634
Home Depot Inc/The	47,633	13,738
Hyatt Hotels Corp, Cl A *	2,600	233
Kohl's Corp	7,119	202
Las Vegas Sands Corp *	14,693	553
Lear Corp	2,400	333
Leggett & Platt Inc	7,212	276
Lennar Corp, Cl A	11,690	905
Lennar Corp, Cl B	713	44
Leslie's Inc *	6,900	98
Lithia Motors Inc, Cl A	1,200	319
LKQ Corp	12,800	681
Lowe's Cos Inc	30,810	5,981
Lucid Group Inc *(A)	23,800	365
Lululemon Athletica Inc *	5,200	1,560
Macy's Inc	15,400	267
Marriott International Inc/MD, Cl A	12,894	1,982
Marriott Vacations Worldwide Corp	2,100	299
Mattel Inc *	17,642	390
McDonald's Corp	34,180	8,623
MGM Resorts International	17,739	579
Mister Car Wash Inc *	3,900	39
Mohawk Industries Inc *	2,166	239
Newell Brands Inc	19,493	348
NIKE Inc, Cl B	56,568	6,022
Nordstrom Inc	5,512	94
Norwegian Cruise Line Holdings Ltd *(A)	18,900	247
NVR Inc *	134	555
Ollie's Bargain Outlet Holdings Inc *	3,200	177
O'Reilly Automotive Inc *	3,040	2,119
Peloton Interactive Inc, Cl A *	13,900	142
Penn Entertainment Inc *	8,500	265
Penske Automotive Group Inc	1,600	189
Petco Health & Wellness Co Inc, Cl A *	3,300	49
Planet Fitness Inc, Cl A *	4,300	291
Polaris Inc	2,900	328
Pool Corp	1,800	611
PulteGroup Inc	10,245	417
PVH Corp	3,600	203
QuantumScape Corp, Cl A *(A)	13,000	143
Ralph Lauren Corp, Cl A	2,380	217
RH *	900	230
Rivian Automotive Inc, Cl A *(A)	7,400	242
Ross Stores Inc	15,476	1,335
Royal Caribbean Cruises Ltd *	11,200	458
Service Corp International/US	7,394	456
Six Flags Entertainment Corp *	4,000	89
Skechers USA Inc, Cl A *	6,800	257

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Starbucks Corp	53,212	$4,474
Tapestry Inc	10,367	360
Target Corp	21,275	3,411
Tempur Sealy International Inc	8,900	223
Terminix Global Holdings Inc *	6,000	256
Tesla Inc *	117,555	32,399
Thor Industries Inc	2,900	235
TJX Cos Inc/The	53,816	3,355
Toll Brothers Inc	5,751	252
TopBuild Corp *	1,700	312
Tractor Supply Co	5,000	926
Travel + Leisure Co	4,368	185
Ulta Beauty Inc *	2,452	1,030
Under Armour Inc, Cl A *	9,700	82
Under Armour Inc, Cl C *	11,321	86
Vail Resorts Inc	2,000	449
VF Corp	16,368	678
Victoria's Secret & Co *	3,852	129
Wayfair Inc, Cl A *(A)	4,000	211
Wendy's Co/The	9,175	176
Whirlpool Corp	2,416	378
Williams-Sonoma Inc	3,162	470
Wyndham Hotels & Resorts Inc	4,768	312
Wynn Resorts Ltd *	5,396	327
YETI Holdings Inc *	4,400	162
Yum! Brands Inc	13,448	1,496

		196,429
Consumer Staples — 6.4%
Albertsons Cos Inc, Cl A	8,200	226
Altria Group Inc	83,640	3,774
Archer-Daniels-Midland Co	26,379	2,318
BJ's Wholesale Club Holdings Inc *	5,900	439
Boston Beer Co Inc/The, Cl A *	500	169
Brown-Forman Corp, Cl A	2,200	155
Brown-Forman Corp, Cl B	8,317	605
Bunge Ltd	6,500	645
Campbell Soup Co	7,678	387
Casey's General Stores Inc	1,900	406
Church & Dwight Co Inc	11,314	947
Clorox Co/The	5,903	852
Coca-Cola Co/The	180,840	11,160
Colgate-Palmolive Co	37,850	2,960
Conagra Brands Inc	22,176	762
Constellation Brands Inc, Cl A	7,331	1,804
Costco Wholesale Corp	20,481	10,693
Coty Inc, Cl A *	17,622	132
Darling Ingredients Inc *	7,000	532
Estee Lauder Cos Inc/The, Cl A	10,708	2,724
Flowers Foods Inc	9,725	265
Freshpet Inc *	2,200	96
General Mills Inc	28,392	2,181

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Grocery Outlet Holding Corp *	4,500	$181
Hershey Co/The	6,698	1,505
Hormel Foods Corp	12,756	641
Ingredion Inc	3,500	305
J M Smucker Co/The	4,811	673
Kellogg Co	11,903	866
Keurig Dr Pepper Inc	40,200	1,532
Kimberly-Clark Corp	15,918	2,030
Kraft Heinz Co/The	32,102	1,201
Kroger Co/The	30,246	1,450
Lamb Weston Holdings Inc	6,362	506
McCormick & Co Inc/MD	11,586	974
Molson Coors Beverage Co, Cl B	7,762	401
Mondelez International Inc, Cl A	63,906	3,953
Monster Beverage Corp *	17,287	1,536
Olaplex Holdings Inc *	4,200	56
PepsiCo Inc	64,052	11,034
Performance Food Group Co *	6,500	325
Philip Morris International Inc	71,568	6,834
Pilgrim's Pride Corp *	2,900	83
Post Holdings Inc *	1,800	160
Procter & Gamble Co/The	110,854	15,291
Reynolds Consumer Products Inc	3,100	87
Seaboard Corp	16	62
Spectrum Brands Holdings Inc	2,118	133
Sysco Corp	23,948	1,969
Tyson Foods Inc, Cl A	13,365	1,007
US Foods Holding Corp *	11,200	343
Walgreens Boots Alliance Inc	32,625	1,144
Walmart Inc	66,179	8,772

		109,286
Energy — 4.6%
Antero Midstream Corp	17,300	174
Antero Resources Corp *	12,900	517
APA Corp	14,859	581
Baker Hughes Co, Cl A	43,540	1,100
Cheniere Energy Inc	11,900	1,906
Chesapeake Energy Corp	5,600	563
Chevron Corp	91,098	14,399
ConocoPhillips	59,255	6,485
Continental Resources Inc/OK	1,200	84
Coterra Energy Inc, Cl A	36,781	1,137
Devon Energy Corp	30,927	2,184
Diamondback Energy Inc	8,517	1,135
DT Midstream Inc	4,882	270
Enviva Inc	1,900	132
EOG Resources Inc	26,790	3,250
EQT Corp	16,719	799
Exxon Mobil Corp	194,438	18,586
Halliburton Co	40,636	1,224
Hess Corp	13,112	1,584

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
HF Sinclair Corp	7,626	$401
Kinder Morgan Inc	89,522	1,640
Marathon Oil Corp	33,376	854
Marathon Petroleum Corp	24,319	2,450
New Fortress Energy Inc, Cl A	1,500	86
NOV Inc	20,180	357
Occidental Petroleum Corp	36,919	2,621
ONEOK Inc	20,858	1,277
Ovintiv Inc	11,400	606
PDC Energy Inc	3,600	244
Phillips 66	22,688	2,030
Pioneer Natural Resources Co	11,032	2,794
Range Resources Corp	11,200	368
Schlumberger NV	63,555	2,425
Southwestern Energy Co *	45,300	339
Targa Resources Corp	10,100	689
Texas Pacific Land Corp	200	368
Valero Energy Corp	18,236	2,136
Williams Cos Inc/The	57,296	1,950

		79,745
Financials — 11.1%
Affiliated Managers Group Inc	2,120	270
Aflac Inc	30,012	1,783
AGNC Investment Corp ‡	26,859	321
Alleghany Corp *	599	504
Allstate Corp/The	12,325	1,485
Ally Financial Inc	15,900	528
American Express Co	27,872	4,237
American Financial Group Inc/OH	2,914	372
American International Group Inc	37,323	1,931
Ameriprise Financial Inc	4,880	1,308
Annaly Capital Management Inc ‡	71,611	462
Aon PLC, Cl A	9,578	2,675
Apollo Global Management Inc	21,419	1,190
Arch Capital Group Ltd *	17,000	777
Ares Management Corp, Cl A	7,200	534
Arthur J Gallagher & Co	9,604	1,744
Assurant Inc	2,493	395
Assured Guaranty Ltd	3,500	179
Axis Capital Holdings Ltd	3,800	202
Bank of America Corp	325,263	10,932
Bank of Hawaii Corp	2,082	162
Bank of New York Mellon Corp/The	34,409	1,429
Bank OZK	6,400	259
Berkshire Hathaway Inc, Cl B *	83,300	23,391
BlackRock Inc, Cl A	6,985	4,655
Blackstone Inc, Cl A	32,000	3,006
Blue Owl Capital Inc, Cl A (A)	14,500	161
BOK Financial Corp	1,475	131
Brighthouse Financial Inc *	4,028	192
Brown & Brown Inc	11,048	696

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Capital One Financial Corp	18,625	$1,971
Carlyle Group Inc/The	8,300	270
Cboe Global Markets Inc	4,800	566
Charles Schwab Corp/The	70,540	5,005
Chubb Ltd	19,491	3,685
Cincinnati Financial Corp	7,586	736
Citigroup Inc	91,504	4,466
Citizens Financial Group Inc	22,400	822
CME Group Inc, Cl A	16,570	3,241
CNA Financial Corp	1,500	58
Coinbase Global Inc, Cl A *(A)	6,800	454
Comerica Inc	5,753	462
Commerce Bancshares Inc/MO	4,047	278
Credit Acceptance Corp *	400	213
Cullen/Frost Bankers Inc	2,968	386
Discover Financial Services	12,289	1,235
East West Bancorp Inc	5,900	426
Equitable Holdings Inc	18,100	538
Erie Indemnity Co, Cl A	1,319	283
Evercore Inc, Cl A	2,000	187
Everest Re Group Ltd	1,700	457
FactSet Research Systems Inc	1,725	748
Fidelity National Financial Inc	11,652	456
Fifth Third Bancorp	30,182	1,031
First American Financial Corp	5,400	289
First Citizens BancShares Inc/NC, Cl A	600	487
First Hawaiian Inc	6,600	170
First Horizon Corp	24,656	558
First Republic Bank/CA	8,300	1,260
FNB Corp/PA	17,100	204
Franklin Resources Inc	14,749	385
Globe Life Inc	4,087	397
Goldman Sachs Group Inc/The	15,175	5,048
Hanover Insurance Group Inc/The	1,893	245
Hartford Financial Services Group Inc/The	15,710	1,010
Huntington Bancshares Inc/OH	65,982	884
Interactive Brokers Group Inc, Cl A	4,100	253
Intercontinental Exchange Inc	24,900	2,511
Invesco Ltd	17,600	290
Janus Henderson Group PLC	5,400	126
Jefferies Financial Group Inc	11,106	356
JPMorgan Chase & Co	134,470	15,293
Kemper Corp	3,300	152
KeyCorp	41,951	742
KKR & Co Inc	26,400	1,335
Lazard Ltd, Cl A	5,200	189
Lincoln National Corp	7,788	359
Loews Corp	9,836	544
LPL Financial Holdings Inc	3,800	841
M&T Bank Corp	8,057	1,465
Markel Corp *	610	728
MarketAxess Holdings Inc	1,900	472

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Marsh & McLennan Cos Inc	23,165	$3,738
MetLife Inc	31,909	2,053
MGIC Investment Corp	16,600	237
Moody's Corp	7,427	2,113
Morgan Stanley	59,414	5,063
Morningstar Inc	1,200	274
MSCI Inc, Cl A	3,700	1,662
Nasdaq Inc	16,230	966
New York Community Bancorp Inc	22,772	223
Northern Trust Corp	9,505	904
Old Republic International Corp	14,490	316
OneMain Holdings Inc, Cl A	5,900	206
PacWest Bancorp	5,900	155
Pinnacle Financial Partners Inc	3,800	307
PNC Financial Services Group Inc/The	19,022	3,005
Popular Inc	2,853	221
Primerica Inc	2,000	254
Principal Financial Group Inc	10,708	801
Progressive Corp/The	26,680	3,272
Prosperity Bancshares Inc	4,600	326
Prudential Financial Inc	17,663	1,691
Raymond James Financial Inc	8,631	901
Regions Financial Corp	40,687	882
Reinsurance Group of America Inc, Cl A	2,699	338
RenaissanceRe Holdings Ltd	2,300	311
Rithm Capital Corp ‡	22,300	210
Robinhood Markets Inc, Cl A *	22,200	212
Rocket Cos Inc, Cl A *(A)	7,200	57
Ryan Specialty Holdings Inc, Cl A *	4,800	203
S&P Global Inc	15,576	5,486
SEI Investments Co †	5,442	298
Signature Bank/New York NY	2,900	506
SLM Corp	15,131	231
SoFi Technologies Inc *	32,100	190
Starwood Property Trust Inc ‡	12,800	294
State Street Corp	16,779	1,147
Stifel Financial Corp	5,200	308
SVB Financial Group *	2,700	1,098
Synchrony Financial	21,818	715
Synovus Financial Corp	7,496	301
T Rowe Price Group Inc	10,330	1,240
TFS Financial Corp	2,500	36
Tradeweb Markets Inc, Cl A	5,300	369
Travelers Cos Inc/The	11,275	1,822
Truist Financial Corp	60,763	2,846
Umpqua Holdings Corp	11,300	200
Unum Group	10,405	394
Upstart Holdings Inc *(A)	2,400	62
US Bancorp	61,297	2,796
UWM Holdings Corp	2,300	8
Virtu Financial Inc, Cl A	4,500	103
Voya Financial Inc	4,400	271

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
W R Berkley Corp	9,781	$634
Webster Financial Corp	9,146	430
Wells Fargo & Co	176,466	7,713
Western Alliance Bancorp	5,200	399
White Mountains Insurance Group Ltd	79	108
Willis Towers Watson PLC	4,962	1,026
Wintrust Financial Corp	2,900	245
Zions Bancorp NA	7,702	424

		193,079
Health Care — 13.7%
10X Genomics Inc, Cl A *	4,400	145
Abbott Laboratories	79,637	8,175
AbbVie Inc	81,801	10,999
ABIOMED Inc *	2,000	519
Acadia Healthcare Co Inc *	3,500	287
Agilent Technologies Inc	14,064	1,804
agilon health Inc *	8,800	183
Align Technology Inc *	3,600	877
Alnylam Pharmaceuticals Inc *	5,500	1,137
Amedisys Inc *	1,600	190
AmerisourceBergen Corp, Cl A	6,524	956
Amgen Inc	24,658	5,925
Avantor Inc *	28,800	717
Azenta Inc	3,800	200
Baxter International Inc	23,615	1,357
Becton Dickinson and Co	12,970	3,274
Biogen Inc *	6,400	1,250
BioMarin Pharmaceutical Inc *	8,600	767
Bio-Rad Laboratories Inc, Cl A *	900	437
Bio-Techne Corp	1,641	545
Boston Scientific Corp *	65,039	2,622
Bristol-Myers Squibb Co	99,119	6,682
Bruker Corp	5,200	291
Cardinal Health Inc	12,829	907
Catalent Inc *	8,100	713
Centene Corp *	26,158	2,347
Certara Inc *	5,700	89
Change Healthcare Inc *	12,908	317
Charles River Laboratories International Inc *	2,543	522
Chemed Corp	700	333
Cigna Corp	14,502	4,111
Cooper Cos Inc/The	2,004	576
CVS Health Corp	60,499	5,938
Danaher Corp	29,902	8,071
DaVita Inc *	2,285	195
Definitive Healthcare Corp, Cl A *	600	12
DENTSPLY SIRONA Inc	11,166	366
Dexcom Inc *	18,100	1,488
Doximity Inc, Cl A *	3,700	123
Edwards Lifesciences Corp *	28,184	2,539

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Elanco Animal Health Inc *	22,637	$342
Elevance Health Inc	11,131	5,400
Eli Lilly & Co	39,071	11,769
Encompass Health Corp	5,100	248
Enhabit Inc *	2,550	42
Enovis Corp *	2,166	110
Envista Holdings Corp *	8,200	304
Exact Sciences Corp *	8,800	313
Exelixis Inc *	15,800	280
Gilead Sciences Inc	57,934	3,677
Globus Medical Inc, Cl A *	4,000	237
Guardant Health Inc *	4,400	220
HCA Healthcare Inc	10,600	2,097
Henry Schein Inc *	6,168	453
Hologic Inc *	11,300	763
Horizon Therapeutics Plc *	11,000	651
Humana Inc	5,675	2,734
ICU Medical Inc *	1,000	159
IDEXX Laboratories Inc *	3,904	1,357
Illumina Inc *	7,305	1,473
Incyte Corp *	8,700	613
Insulet Corp *	3,000	766
Integra LifeSciences Holdings Corp *	3,600	172
Intuitive Surgical Inc *	16,515	3,398
Ionis Pharmaceuticals Inc *	7,200	306
IQVIA Holdings Inc *	8,713	1,853
Jazz Pharmaceuticals PLC *	3,100	481
Johnson & Johnson	122,109	19,701
Laboratory Corp of America Holdings	4,190	944
Maravai LifeSciences Holdings Inc, Cl A *	5,700	119
Masimo Corp *	2,600	382
McKesson Corp	6,770	2,485
Medtronic PLC	62,326	5,480
Merck & Co Inc	116,343	9,931
Mettler-Toledo International Inc *	1,049	1,272
Mirati Therapeutics Inc *	2,100	170
Moderna Inc *	15,400	2,037
Molina Healthcare Inc *	2,600	877
Natera Inc *	4,300	212
Neurocrine Biosciences Inc *	4,800	502
Novavax Inc *(A)	4,000	132
Novocure Ltd *	5,200	427
Oak Street Health Inc *	5,100	134
Organon & Co	13,154	375
Penumbra Inc *	1,800	296
PerkinElmer Inc	5,734	774
Perrigo Co PLC	7,800	292
Pfizer Inc	261,822	11,842
Premier Inc, Cl A	6,100	215
QIAGEN NV *	9,940	452
Quest Diagnostics Inc	5,544	695
QuidelOrtho Corp *	1,900	151

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Regeneron Pharmaceuticals Inc *	4,706	$2,734
Repligen Corp *	2,300	505
ResMed Inc	6,612	1,454
Royalty Pharma PLC, Cl A	16,800	702
Sarepta Therapeutics Inc *	4,300	470
Seagen Inc *	6,400	987
Signify Health Inc, Cl A *	3,300	92
Sotera Health Co *	4,500	76
STERIS PLC	3,900	785
Stryker Corp	16,204	3,325
Syneos Health Inc, Cl A *	5,200	313
Tandem Diabetes Care Inc *	3,300	151
Teladoc Health Inc *	7,853	244
Teleflex Inc	2,340	529
Tenet Healthcare Corp *	4,200	237
Thermo Fisher Scientific Inc	18,125	9,884
Ultragenyx Pharmaceutical Inc *	3,500	167
United Therapeutics Corp *	1,900	431
UnitedHealth Group Inc	43,220	22,445
Universal Health Services Inc, Cl B	2,876	281
Veeva Systems Inc, Cl A *	6,200	1,236
Vertex Pharmaceuticals Inc *	11,800	3,325
Viatris Inc, Cl W *	57,022	545
Waters Corp *	2,773	828
West Pharmaceutical Services Inc	3,400	1,009
Zimmer Biomet Holdings Inc	9,725	1,034
Zoetis Inc, Cl A	21,744	3,404

		235,294
Industrials — 8.6%
3M Co	26,633	3,312
A O Smith Corp	5,400	305
Acuity Brands Inc	1,800	295
Advanced Drainage Systems Inc	3,100	421
AECOM	6,116	447
AGCO Corp	2,400	261
Air Lease Corp, Cl A	5,300	193
Alaska Air Group Inc *	6,200	270
Allegion plc	3,766	358
Allison Transmission Holdings Inc, Cl A	5,300	192
AMERCO *	400	210
American Airlines Group Inc *	33,000	429
AMETEK Inc	10,728	1,289
Armstrong World Industries Inc	2,400	202
Avis Budget Group Inc *	1,600	268
Axon Enterprise Inc *	3,300	385
AZEK Co Inc/The, Cl A *	6,100	111
Boeing Co/The *	25,393	4,069
Booz Allen Hamilton Holding Corp, Cl A	5,900	565
Builders FirstSource Inc *	7,800	457
BWX Technologies Inc	4,750	248
CACI International Inc, Cl A *	1,200	337

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Carlisle Cos Inc	2,366	$699
Carrier Global Corp	39,678	1,552
Caterpillar Inc	24,747	4,571
CH Robinson Worldwide Inc	5,848	668
ChargePoint Holdings Inc *(A)	12,000	195
Cintas Corp	4,057	1,651
Clarivate PLC *	22,600	264
Clean Harbors Inc *	2,600	305
Copa Holdings SA, Cl A *	1,800	128
Copart Inc *	10,036	1,201
Core & Main Inc, Cl A *	2,900	68
CoStar Group Inc *	17,200	1,198
Crane Holdings Co	2,600	245
CSX Corp	99,488	3,149
Cummins Inc	6,312	1,359
Curtiss-Wright Corp	2,000	294
Deere & Co	13,019	4,755
Delta Air Lines Inc *	29,600	920
Donaldson Co Inc	6,344	326
Dover Corp	6,557	819
Driven Brands Holdings Inc *	2,400	75
Dun & Bradstreet Holdings Inc	8,900	127
Eaton Corp PLC	18,216	2,489
Emerson Electric Co	27,610	2,257
Equifax Inc	5,256	992
Esab Corp	2,166	89
Expeditors International of Washington Inc	8,048	828
Fastenal Co	27,148	1,366
FedEx Corp	10,744	2,265
Flowserve Corp	6,800	207
Fortive Corp	16,553	1,048
Fortune Brands Home & Security Inc	5,520	339
FTI Consulting Inc *	1,700	273
Gates Industrial Corp PLC *	4,900	52
Generac Holdings Inc *	2,700	595
General Dynamics Corp	11,272	2,580
General Electric Co	50,570	3,714
Graco Inc	7,872	503
GXO Logistics Inc *	5,000	222
Hayward Holdings Inc *	2,100	22
HEICO Corp	2,310	352
HEICO Corp, Cl A	3,121	383
Hertz Global Holdings Inc *	8,400	155
Hexcel Corp	4,400	258
Honeywell International Inc	31,390	5,944
Howmet Aerospace Inc	17,867	633
Hubbell Inc, Cl B	2,392	493
Huntington Ingalls Industries Inc	1,537	354
IAA Inc *	7,100	265
IDEX Corp	3,393	683
Illinois Tool Works Inc	14,180	2,763
Ingersoll Rand Inc	17,765	841

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
ITT Inc	3,451	$250
Jacobs Solutions Inc	5,784	721
JB Hunt Transport Services Inc	3,952	688
JetBlue Airways Corp *	16,300	127
Johnson Controls International plc	32,666	1,769
KBR Inc	5,500	266
Kirby Corp *	3,100	208
Knight-Swift Transportation Holdings Inc, Cl A	6,400	323
L3Harris Technologies Inc	9,034	2,061
Landstar System Inc	1,965	288
Leidos Holdings Inc	6,673	634
Lennox International Inc	1,320	317
Lincoln Electric Holdings Inc	2,900	396
Lockheed Martin Corp	10,973	4,610
Lyft Inc, Cl A *	14,900	219
ManpowerGroup Inc	2,784	204
Masco Corp	11,279	574
MasTec Inc *	3,100	250
MDU Resources Group Inc	10,421	314
Mercury Systems Inc *	2,800	135
Middleby Corp/The *	2,800	403
MSA Safety Inc	1,900	226
MSC Industrial Direct Co Inc, Cl A	2,320	184
Nielsen Holdings PLC	14,000	390
Nordson Corp	2,600	591
Norfolk Southern Corp	10,733	2,609
Northrop Grumman Corp	6,778	3,240
nVent Electric PLC	8,573	283
Old Dominion Freight Line Inc	4,700	1,276
Oshkosh Corp	3,459	276
Otis Worldwide Corp	19,539	1,411
Owens Corning	4,200	343
PACCAR Inc	15,296	1,339
Parker-Hannifin Corp	5,904	1,565
Pentair PLC	8,373	373
Plug Power Inc *	21,700	608
Quanta Services Inc	6,700	947
Raytheon Technologies Corp	68,662	6,162
Regal Rexnord Corp	2,776	382
Republic Services Inc, Cl A	9,242	1,319
Robert Half International Inc	5,476	421
Rockwell Automation Inc	5,304	1,257
Rollins Inc	11,737	396
Ryder System Inc	2,706	207
Schneider National Inc, Cl B	3,000	69
Science Applications International Corp	3,000	273
Sensata Technologies Holding	7,800	314
SiteOne Landscape Supply Inc *	2,200	275
Snap-on Inc	2,191	477
Southwest Airlines Co *	27,520	1,010
Spirit AeroSystems Holdings Inc, Cl A	5,400	163

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Stanley Black & Decker Inc	6,893	$607
Stericycle Inc *	4,726	237
Sunrun Inc *	7,400	244
Tetra Tech Inc	2,200	299
Textron Inc	10,022	625
Timken Co/The	3,269	206
Toro Co/The	4,440	368
Trane Technologies PLC	10,800	1,664
TransDigm Group Inc *	2,393	1,437
TransUnion	8,700	643
Trex Co Inc *	6,000	281
Uber Technologies Inc *	89,000	2,560
Union Pacific Corp	28,932	6,495
United Airlines Holdings Inc *	14,500	508
United Parcel Service Inc, Cl B	33,941	6,602
United Rentals Inc *	3,200	934
Univar Solutions Inc *	8,700	219
Valmont Industries Inc	1,100	304
Verisk Analytics Inc, Cl A	6,900	1,291
Vertiv Holdings Co, Cl A	15,600	180
Waste Management Inc	18,994	3,211
Watsco Inc	1,300	354
WESCO International Inc *	1,800	237
Westinghouse Air Brake Technologies Corp	8,537	748
WillScot Mobile Mini Holdings Corp, Cl A *	9,200	369
Woodward Inc	3,000	279
WW Grainger Inc	2,087	1,158
XPO Logistics Inc *	5,000	262
Xylem Inc/NY	8,002	729

		148,352
Information Technology — 26.6%
Accenture PLC, Cl A	29,300	8,452
Adobe Inc *	21,702	8,104
Advanced Micro Devices Inc *	74,613	6,332
Affirm Holdings Inc, Cl A *	7,000	164
Akamai Technologies Inc *	7,218	652
Allegro MicroSystems Inc *	2,100	49
Alteryx Inc, Cl A *	3,200	199
Amdocs Ltd	5,400	462
Amphenol Corp, Cl A	27,268	2,005
Analog Devices Inc	24,203	3,667
ANSYS Inc *	4,000	993
Apple Inc	707,563	111,243
Applied Materials Inc	40,855	3,843
AppLovin Corp, Cl A *	9,600	236
Arista Networks Inc *	11,300	1,355
Arrow Electronics Inc *	2,789	292
Aspen Technology Inc *	1,470	310
Atlassian Corp PLC, Cl A *	6,200	1,535
Autodesk Inc *	10,237	2,065
Automatic Data Processing Inc	19,392	4,740

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Avalara Inc *	4,300	$394
Avnet Inc	5,110	224
Bentley Systems Inc, Cl B	7,400	272
Bill.com Holdings Inc *	4,700	761
Black Knight Inc *	7,800	516
Block Inc, Cl A *	24,300	1,675
Broadcom Inc	18,432	9,200
Broadridge Financial Solutions Inc	5,473	937
Cadence Design Systems Inc *	12,863	2,235
CCC Intelligent Solutions Holdings Inc *	4,400	42
CDW Corp/DE	6,300	1,075
Ceridian HCM Holding Inc *	6,800	406
Ciena Corp *	6,100	310
Cirrus Logic Inc *	3,000	230
Cisco Systems Inc	190,927	8,538
Citrix Systems Inc *	5,187	533
Cloudflare Inc, Cl A *	13,400	838
Cognex Corp	8,800	371
Cognizant Technology Solutions Corp, Cl A	24,476	1,546
Concentrix Corp	2,200	277
Confluent Inc, Cl A *	4,200	115
Corning Inc	35,358	1,213
Coupa Software Inc *	3,900	228
Crowdstrike Holdings Inc, Cl A *	9,900	1,808
Datadog Inc, Cl A *	11,900	1,249
Dell Technologies Inc, Cl C	12,042	461
DocuSign Inc, Cl A *	9,700	565
Dolby Laboratories Inc, Cl A	3,343	245
DoubleVerify Holdings Inc *	2,800	72
Dropbox Inc, Cl A *	11,800	252
DXC Technology Co *	11,036	273
Dynatrace Inc *	10,200	389
Elastic NV *	3,700	310
Enphase Energy Inc *	5,900	1,690
Entegris Inc	6,900	655
EPAM Systems Inc *	2,500	1,066
Euronet Worldwide Inc *	2,600	231
F5 Inc *	2,531	398
Fair Isaac Corp *	1,100	494
Fidelity National Information Services Inc	28,548	2,608
First Solar Inc *	4,500	574
Fiserv Inc *	27,174	2,750
Five9 Inc *	3,600	353
FleetCor Technologies Inc *	3,600	765
Fortinet Inc *	28,900	1,407
Gartner Inc *	3,410	973
Genpact Ltd	9,200	432
Global Payments Inc	13,152	1,634
GLOBALFOUNDRIES Inc *(A)	2,700	162
Globant SA *	1,700	358
GoDaddy Inc, Cl A *	7,500	569
Guidewire Software Inc *	4,200	301

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Hewlett Packard Enterprise Co	59,670	$811
HP Inc	47,570	1,366
HubSpot Inc *	2,000	674
II-VI Inc *	5,283	250
Informatica Inc, Cl A *	1,700	38
Intel Corp	190,258	6,073
International Business Machines Corp	41,901	5,382
Intuit Inc	12,752	5,506
IPG Photonics Corp *	1,900	172
Jabil Inc	5,574	336
Jack Henry & Associates Inc	3,300	634
Jamf Holding Corp *	2,600	62
Juniper Networks Inc	13,025	370
Keysight Technologies Inc *	8,132	1,333
KLA Corp	7,009	2,412
Kyndryl Holdings Inc *	11,559	120
Lam Research Corp	6,352	2,782
Lattice Semiconductor Corp *	5,800	313
Littelfuse Inc	1,200	285
Lumentum Holdings Inc *	3,700	309
Mandiant Inc *	11,800	270
Manhattan Associates Inc *	2,600	367
Marvell Technology Inc	39,538	1,851
Mastercard Inc, Cl A	39,900	12,942
Microchip Technology Inc	25,230	1,646
Micron Technology Inc	51,016	2,884
Microsoft Corp	346,116	90,499
MKS Instruments Inc	2,900	289
MongoDB Inc, Cl A *	2,800	904
Monolithic Power Systems Inc	2,100	952
Motorola Solutions Inc	7,714	1,878
National Instruments Corp	6,804	271
nCino Inc *	2,900	91
NCR Corp *	6,589	205
NetApp Inc	10,555	761
New Relic Inc *	2,700	164
NortonLifeLock Inc	25,848	584
Nutanix Inc, Cl A *	10,700	185
NVIDIA Corp	111,724	16,864
Okta Inc, Cl A *	5,500	503
ON Semiconductor Corp *	19,900	1,369
Oracle Corp	70,520	5,229
Palantir Technologies Inc, Cl A *	83,800	647
Palo Alto Networks Inc *	4,500	2,506
Paychex Inc	15,007	1,851
Paycom Software Inc *	2,200	773
Paycor HCM Inc *	1,700	50
Paylocity Holding Corp *	1,700	410
PayPal Holdings Inc *	53,811	5,028
Pegasystems Inc	2,100	77
Procore Technologies Inc *	3,100	169
PTC Inc *	4,600	528

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Pure Storage Inc, Cl A *	13,600	$394
Qorvo Inc *	4,800	431
QUALCOMM Inc	52,159	6,899
RingCentral Inc, Cl A *	4,300	185
Roper Technologies Inc	4,700	1,892
Salesforce Inc *	44,818	6,997
SentinelOne Inc, Cl A *	5,400	147
ServiceNow Inc *	9,300	4,042
Shift4 Payments Inc, Cl A *	2,400	109
Skyworks Solutions Inc	6,800	670
Smartsheet Inc, Cl A *	6,200	206
Snowflake Inc, Cl A *	8,800	1,592
Splunk Inc *	6,900	621
SS&C Technologies Holdings Inc	10,100	563
Switch Inc, Cl A	5,900	200
Synopsys Inc *	7,182	2,485
TD SYNNEX Corp	2,200	212
Teledyne Technologies Inc *	2,167	798
Teradata Corp *	5,489	181
Teradyne Inc	7,263	615
Texas Instruments Inc	42,608	7,039
Thoughtworks Holding Inc *	2,200	29
Toast Inc, Cl A *	6,900	131
Trade Desk Inc/The, Cl A *	20,600	1,292
Trimble Inc *	11,328	717
Twilio Inc, Cl A *	8,400	584
Tyler Technologies Inc *	2,000	743
Ubiquiti Inc (A)	300	93
UiPath Inc, Cl A *	15,800	260
Unity Software Inc *(A)	8,900	380
Universal Display Corp	2,200	246
VeriSign Inc *	4,485	817
Viasat Inc *	3,600	137
Visa Inc, Cl A	76,300	15,162
VMware Inc, Cl A *	9,051	1,050
Vontier Corp	8,701	191
Western Digital Corp *	14,096	596
Western Union Co/The	20,528	304
WEX Inc *	2,300	355
Wix.com Ltd *	2,700	171
Wolfspeed Inc *	5,000	567
Workday Inc, Cl A *	9,100	1,497
Zebra Technologies Corp, Cl A *	2,525	762
Zendesk Inc *	6,100	468
Zoom Video Communications Inc, Cl A *	11,900	957
Zscaler Inc *	4,000	637

		458,077
Materials — 2.8%
Air Products and Chemicals Inc	10,094	2,548
Albemarle Corp	5,573	1,493
Alcoa Corp	8,600	426

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Amcor PLC	71,600	$860
AptarGroup Inc	2,600	267
Ardagh Metal Packaging SA (A)	10,100	62
Ashland Inc	2,676	272
Avery Dennison Corp	3,710	681
Axalta Coating Systems Ltd *	10,600	273
Ball Corp	13,800	770
Berry Global Group Inc *	5,200	283
Celanese Corp, Cl A	5,183	575
CF Industries Holdings Inc	9,930	1,027
Chemours Co/The	8,200	277
Cleveland-Cliffs Inc *	22,500	389
Corteva Inc	34,076	2,093
Crown Holdings Inc	5,451	494
Dow Inc	33,876	1,728
DuPont de Nemours Inc	23,809	1,325
Eagle Materials Inc	2,100	251
Eastman Chemical Co	6,328	576
Ecolab Inc	11,655	1,909
Element Solutions Inc	11,900	222
FMC Corp	5,620	607
Freeport-McMoRan Inc, Cl B	68,024	2,014
Ginkgo Bioworks Holdings Inc *(A)	51,000	137
Graphic Packaging Holding Co	14,600	325
Huntsman Corp	10,629	298
International Flavors & Fragrances Inc	11,752	1,298
International Paper Co	17,455	727
Linde PLC	23,400	6,619
Louisiana-Pacific Corp	4,500	244
LyondellBasell Industries NV, Cl A	11,760	976
Martin Marietta Materials Inc	2,863	996
Mosaic Co/The	16,578	893
MP Materials Corp *	5,300	186
NewMarket Corp	300	86
Newmont Corp	36,933	1,528
Nucor Corp	12,090	1,607
Olin Corp	5,500	301
Packaging Corp of America	4,099	561
PPG Industries Inc	10,965	1,392
Reliance Steel & Aluminum Co	2,700	508
Royal Gold Inc	3,300	303
RPM International Inc	5,569	519
Scotts Miracle-Gro Co/The, Cl A	2,106	141
Sealed Air Corp	6,268	337
Sherwin-Williams Co/The	10,811	2,509
Silgan Holdings Inc	4,308	196
Sonoco Products Co	5,046	318
Southern Copper Corp	4,268	201
SSR Mining Inc	11,900	161
Steel Dynamics Inc	8,300	670
United States Steel Corp	13,600	311
Valvoline Inc	9,404	273

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Vulcan Materials Co	6,057	$1,008
Westlake Corp	1,700	168
Westrock Co	11,045	448

		47,667
Real Estate — 3.4%
Alexandria Real Estate Equities Inc ‡	7,600	1,166
American Homes 4 Rent, Cl A ‡	14,300	509
American Tower Corp, Cl A ‡	21,612	5,491
Americold Realty Trust Inc ‡	13,300	391
Apartment Income Corp ‡	8,105	331
AvalonBay Communities Inc ‡	6,541	1,314
Boston Properties Inc ‡	6,984	555
Brixmor Property Group Inc ‡	15,100	324
Camden Property Trust ‡	5,047	649
CBRE Group Inc, Cl A *	15,317	1,209
Cousins Properties Inc ‡	7,900	212
Crown Castle Inc ‡	19,896	3,399
CubeSmart ‡	11,100	511
Digital Realty Trust Inc ‡	13,296	1,644
Douglas Emmett Inc ‡	8,600	168
Duke Realty Corp ‡	17,809	1,048
EastGroup Properties Inc ‡	1,600	264
EPR Properties ‡	3,800	165
Equinix Inc ‡	4,263	2,802
Equity LifeStyle Properties Inc ‡	7,700	540
Equity Residential ‡	17,277	1,264
Essex Property Trust Inc ‡	2,963	785
Extra Space Storage Inc ‡	6,000	1,192
Federal Realty Investment Trust ‡	3,996	405
First Industrial Realty Trust Inc ‡	6,800	345
Gaming and Leisure Properties Inc ‡	11,635	562
Healthcare Realty Trust Inc, Cl A ‡	15,700	382
Healthpeak Properties Inc ‡	24,074	632
Highwoods Properties Inc ‡	5,400	164
Host Hotels & Resorts Inc ‡	33,340	592
Howard Hughes Corp/The *	2,273	145
Hudson Pacific Properties Inc ‡	7,600	100
Invitation Homes Inc ‡	28,800	1,045
Iron Mountain Inc ‡	12,903	679
JBG SMITH Properties ‡	6,318	139
Jones Lang LaSalle Inc *	2,100	363
Kilroy Realty Corp ‡	6,000	293
Kimco Realty Corp ‡	29,771	628
Lamar Advertising Co, Cl A ‡	4,440	417
Life Storage Inc ‡	3,350	426
Medical Properties Trust Inc ‡	29,900	437
Mid-America Apartment Communities Inc ‡	5,350	886
National Retail Properties Inc ‡	8,800	395
National Storage Affiliates Trust ‡	4,700	237
Omega Healthcare Investors Inc ‡	12,200	398
Opendoor Technologies Inc *	23,600	102

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Park Hotels & Resorts Inc ‡	12,188	$171
Prologis Inc ‡	34,244	4,264
Public Storage ‡	7,268	2,404
Rayonier Inc ‡	7,504	267
Realty Income Corp ‡	28,339	1,935
Regency Centers Corp ‡	7,258	442
Rexford Industrial Realty Inc ‡	7,800	485
SBA Communications Corp, Cl A ‡	4,832	1,572
Simon Property Group Inc ‡	15,281	1,558
SL Green Realty Corp ‡	3,455	153
Spirit Realty Capital Inc ‡	6,320	258
STORE Capital Corp ‡	12,500	337
Sun Communities Inc ‡	5,800	892
UDR Inc ‡	13,893	623
Ventas Inc ‡	18,492	885
VICI Properties Inc ‡	45,000	1,485
Vornado Realty Trust ‡	8,936	234
Welltower Inc ‡	21,383	1,639
Weyerhaeuser Co ‡	34,846	1,190
WP Carey Inc ‡	8,600	723
Zillow Group Inc, Cl A *	3,343	112
Zillow Group Inc, Cl C *	8,586	287

		57,621
Utilities — 3.0%
AES Corp/The	29,724	757
Alliant Energy Corp	11,852	723
Ameren Corp	12,290	1,138
American Electric Power Co Inc	23,950	2,400
American Water Works Co Inc	8,400	1,247
Atmos Energy Corp	6,591	747
Avangrid Inc	3,094	153
Brookfield Renewable Corp, Cl A	6,600	253
CenterPoint Energy Inc	29,015	915
CMS Energy Corp	13,342	901
Consolidated Edison Inc	16,616	1,624
Constellation Energy Corp	15,592	1,272
Dominion Energy Inc	37,070	3,032
DTE Energy Co	9,064	1,181
Duke Energy Corp	35,616	3,808
Edison International	17,479	1,185
Entergy Corp	9,698	1,118
Essential Utilities Inc	10,646	523
Evergy Inc	10,449	716
Eversource Energy	16,126	1,446
Exelon Corp	45,576	2,001
FirstEnergy Corp	25,127	994
Hawaiian Electric Industries Inc	5,446	213
IDACORP Inc	2,700	295
National Fuel Gas Co	4,489	320
NextEra Energy Inc	91,392	7,774
NiSource Inc	20,021	591

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
NRG Energy Inc	10,200	$421
OGE Energy Corp	10,136	411
PG&E Corp *	67,718	835
Pinnacle West Capital Corp	5,792	436
PPL Corp	35,126	1,022
Public Service Enterprise Group Inc	23,352	1,503
Sempra Energy	14,723	2,429
Southern Co/The	49,003	3,777
UGI Corp	10,625	420
Vistra Corp	19,000	470
WEC Energy Group Inc	14,357	1,481
Xcel Energy Inc	25,281	1,877

		52,409
Total Common Stock
(Cost $476,378) ($ Thousands)		1,714,893

AFFILIATED PARTNERSHIP — 0.3%
SEI Liquidity Fund, LP
2.260% **†(B)	4,772,712	4,770

Total Affiliated Partnership
(Cost $4,773) ($ Thousands)		4,770

CASH EQUIVALENT — 0.2%
SEI Daily Income Trust, Government Fund, Cl F
1.840%**†	3,486,460	3,486

Total Cash Equivalent
(Cost $3,486) ($ Thousands)		3,486

Total Investments in Securities — 100.1%
(Cost $484,637) ($ Thousands)		$1,723,149

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Large Cap Index Fund (Concluded)

A list of the open futures contracts held by the Fund at August 31, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
Long Contracts
S&P 500 Index E-MINI	29	Sep-2022	$5,455	$5,737	$282
S&P Mid Cap 400 Index E-MINI	5	Sep-2022	1,213	1,215	2
			$6,668	$6,952	$284

Percentages are based on Net Assets of $1,721,096 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2022.
†	Investment in Affiliated Security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at August 31, 2022. The total market value of securities on loan at August 31, 2022 was $4,166 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of August 31, 2022 was $4,770 ($ Thousands).

Cl — Class
LP — Limited Partnership
Ltd. — Limited
PLC — Public Limited Company
S&P— Standard & Poor's

The following is a summary of the level of inputs used as of August 31, 2022, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,714,893	–	–	1,714,893
Affiliated Partnership	–	4,770	–	4,770
Cash Equivalent	3,486	–	–	3,486
Total Investments in Securities	1,718,379	4,770	–	1,723,149

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	284	–	–	284
Total Other Financial Instruments	284	–	–	284

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2022 ($ Thousands):

Security Description	Value 5/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2022	Shares	Income	Capital Gains
SEI Investment Co.	$318	$—	$—	$—	$(20)	$298	5,442	$2	$—
SEI Liquidity Fund, LP	4,261	16,779	(16,271)	—	1	4,770	4,772,712	44	—
SEI Daily Income Trust, Government Fund, Cl F	7,431	51,785	(55,730)	—	—	3,486	3,486,460	18	—
Totals	$12,010	$68,564	$(72,001)	$-	$(19)	$8,554		$64	$-

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

S&P 500 Index Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 99.1%

Communication Services — 8.3%
Activision Blizzard Inc	109,200	$8,571
Alphabet Inc, Cl A *	841,120	91,026
Alphabet Inc, Cl C *	771,260	84,183
AT&T Inc	1,001,691	17,570
Charter Communications Inc, Cl A *	16,200	6,685
Comcast Corp, Cl A	625,148	22,624
DISH Network Corp, Cl A *	35,468	615
Electronic Arts Inc	39,300	4,986
Fox Corp	64,057	2,138
Interpublic Group of Cos Inc/The	55,200	1,526
Live Nation Entertainment Inc *	19,400	1,753
Lumen Technologies Inc	132,274	1,317
Match Group Inc *	40,200	2,272
Meta Platforms Inc, Cl A *	320,678	52,248
Netflix Inc *	62,179	13,901
News Corp	17,500	302
News Corp, Cl A	55,583	940
Omnicom Group Inc	28,700	1,920
Paramount Global, Cl B	84,681	1,981
Take-Two Interactive Software Inc *	22,100	2,709
T-Mobile US Inc *	82,400	11,862
Twitter Inc *	106,500	4,127
Verizon Communications Inc	587,552	24,565
Walt Disney Co/The *	254,619	28,538
Warner Bros Discovery Inc *	308,146	4,080

		392,439
Consumer Discretionary — 11.4%
Advance Auto Parts Inc	8,500	1,433
Amazon.com Inc *	1,223,600	155,116
Aptiv PLC *	37,800	3,532
AutoZone Inc *	2,745	5,817
Bath & Body Works Inc	33,500	1,251
Best Buy Co Inc	28,187	1,992
Booking Holdings Inc *	5,684	10,662
BorgWarner Inc	33,300	1,255
Caesars Entertainment Inc *	29,800	1,285
CarMax Inc *	22,700	2,008
Carnival Corp, Cl A *	116,100	1,098
Chipotle Mexican Grill Inc, Cl A *	3,920	6,259
Darden Restaurants Inc	17,395	2,152
Dollar General Corp	32,000	7,597
Dollar Tree Inc *	31,369	4,256
Domino's Pizza Inc	5,100	1,896
DR Horton Inc	45,091	3,208
eBay Inc	78,783	3,477
Etsy Inc *	17,900	1,890
Expedia Group Inc *	21,395	2,196
Ford Motor Co	551,643	8,407
Garmin Ltd	21,195	1,876
General Motors Co	203,887	7,791

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Genuine Parts Co	19,800	$3,089
Hasbro Inc	18,595	1,466
Hilton Worldwide Holdings Inc	38,900	4,954
Home Depot Inc/The	144,587	41,702
Las Vegas Sands Corp *	48,600	1,829
Lennar Corp, Cl A	36,091	2,795
LKQ Corp	36,300	1,932
Lowe's Cos Inc	92,487	17,955
Marriott International Inc/MD, Cl A	38,536	5,925
McDonald's Corp	103,487	26,108
MGM Resorts International	50,000	1,632
Mohawk Industries Inc *	7,200	795
Newell Brands Inc	50,990	910
NIKE Inc, Cl B	177,482	18,893
Norwegian Cruise Line Holdings Ltd *(A)	59,600	780
NVR Inc *	430	1,780
O'Reilly Automotive Inc *	9,200	6,414
Penn Entertainment Inc *	22,600	706
Pool Corp	5,600	1,899
PulteGroup Inc	33,583	1,365
PVH Corp	9,400	529
Ralph Lauren Corp, Cl A	6,595	602
Ross Stores Inc	49,100	4,236
Royal Caribbean Cruises Ltd *	31,200	1,275
Starbucks Corp	160,482	13,492
Tapestry Inc	35,491	1,233
Target Corp	64,591	10,356
Tesla Inc *	352,000	97,015
TJX Cos Inc/The	164,082	10,231
Tractor Supply Co	15,700	2,907
Ulta Beauty Inc *	7,300	3,065
VF Corp	44,891	1,861
Whirlpool Corp	7,900	1,237
Wynn Resorts Ltd *	15,000	909
Yum! Brands Inc	39,800	4,427

		532,758
Consumer Staples — 6.7%
Altria Group Inc	253,283	11,428
Archer-Daniels-Midland Co	78,891	6,934
Brown-Forman Corp, Cl B	25,390	1,846
Campbell Soup Co	28,591	1,440
Church & Dwight Co Inc	34,000	2,846
Clorox Co/The	17,200	2,483
Coca-Cola Co/The	545,457	33,660
Colgate-Palmolive Co	117,091	9,158
Conagra Brands Inc	66,887	2,300
Constellation Brands Inc, Cl A	22,700	5,585
Costco Wholesale Corp	62,000	32,370
Estee Lauder Cos Inc/The, Cl A	32,500	8,267
General Mills Inc	84,196	6,466
Hershey Co/The	20,400	4,583

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Hormel Foods Corp	39,592	$1,991
J M Smucker Co/The	15,095	2,113
Kellogg Co	35,600	2,590
Keurig Dr Pepper Inc	102,900	3,923
Kimberly-Clark Corp	47,096	6,006
Kraft Heinz Co/The	99,091	3,706
Kroger Co/The	91,982	4,410
Lamb Weston Holdings Inc	20,400	1,622
McCormick & Co Inc/MD	34,990	2,942
Molson Coors Beverage Co, Cl B	26,195	1,353
Mondelez International Inc, Cl A	193,578	11,975
Monster Beverage Corp *	52,731	4,684
PepsiCo Inc	193,478	33,330
Philip Morris International Inc	216,578	20,681
Procter & Gamble Co/The	335,467	46,274
Sysco Corp	71,200	5,854
Tyson Foods Inc, Cl A	40,987	3,090
Walgreens Boots Alliance Inc	100,087	3,509
Walmart Inc	196,483	26,044

		315,463
Energy — 4.6%
APA Corp	47,700	1,866
Baker Hughes Co, Cl A	131,700	3,327
Chevron Corp	274,701	43,419
ConocoPhillips	180,641	19,771
Coterra Energy Inc, Cl A	113,387	3,505
Devon Energy Corp	85,800	6,059
Diamondback Energy Inc	23,700	3,159
EOG Resources Inc	81,791	9,921
Exxon Mobil Corp	589,000	56,303
Halliburton Co	125,791	3,790
Hess Corp	38,800	4,686
Kinder Morgan Inc	272,483	4,992
Marathon Oil Corp	98,700	2,526
Marathon Petroleum Corp	75,611	7,618
Occidental Petroleum Corp	124,424	8,834
ONEOK Inc	62,291	3,814
Phillips 66	67,296	6,020
Pioneer Natural Resources Co	31,496	7,975
Schlumberger NV	197,666	7,541
Valero Energy Corp	57,200	6,699
Williams Cos Inc/The	170,796	5,812

		217,637
Financials — 10.8%
Aflac Inc	82,782	4,919
Allstate Corp/The	38,500	4,639
American Express Co	85,287	12,964
American International Group Inc	111,078	5,748
Ameriprise Financial Inc	15,400	4,127
Aon PLC, Cl A	29,700	8,294
Arthur J Gallagher & Co	29,400	5,338

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Assurant Inc	7,595	$1,204
Bank of America Corp	991,283	33,317
Bank of New York Mellon Corp/The	103,787	4,310
Berkshire Hathaway Inc, Cl B *	253,028	71,050
BlackRock Inc, Cl A	19,896	13,258
Brown & Brown Inc	32,700	2,061
Capital One Financial Corp	54,896	5,809
Cboe Global Markets Inc	14,800	1,746
Charles Schwab Corp/The	210,991	14,970
Chubb Ltd	59,247	11,201
Cincinnati Financial Corp	20,796	2,016
Citigroup Inc	271,657	13,260
Citizens Financial Group Inc	69,000	2,531
CME Group Inc, Cl A	50,195	9,819
Comerica Inc	18,391	1,477
Discover Financial Services	39,200	3,939
Everest Re Group Ltd	5,500	1,480
FactSet Research Systems Inc	5,300	2,297
Fifth Third Bancorp	96,100	3,282
First Republic Bank/CA	25,100	3,811
Franklin Resources Inc	38,795	1,011
Globe Life Inc	12,746	1,239
Goldman Sachs Group Inc/The	47,891	15,932
Hartford Financial Services Group Inc/The	46,300	2,978
Huntington Bancshares Inc/OH	201,461	2,700
Intercontinental Exchange Inc	78,100	7,876
Invesco Ltd	46,500	766
JPMorgan Chase & Co	410,657	46,704
KeyCorp	130,000	2,300
Lincoln National Corp	22,400	1,032
Loews Corp	27,287	1,509
M&T Bank Corp	25,193	4,580
MarketAxess Holdings Inc	5,300	1,318
Marsh & McLennan Cos Inc	70,091	11,311
MetLife Inc	96,587	6,213
Moody's Corp	22,400	6,373
Morgan Stanley	195,753	16,682
MSCI Inc, Cl A	11,300	5,076
Nasdaq Inc	48,300	2,875
Northern Trust Corp	29,096	2,767
PNC Financial Services Group Inc/The	57,791	9,131
Principal Financial Group Inc	32,791	2,451
Progressive Corp/The	81,783	10,031
Prudential Financial Inc	52,600	5,036
Raymond James Financial Inc	27,100	2,828
Regions Financial Corp	130,400	2,826
S&P Global Inc	48,553	17,099
Signature Bank/New York NY	8,800	1,534
State Street Corp	51,200	3,500
SVB Financial Group *	8,200	3,333
Synchrony Financial	70,521	2,310
T Rowe Price Group Inc	31,700	3,804

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Travelers Cos Inc/The	33,596	$5,430
Truist Financial Corp	185,992	8,712
US Bancorp	188,883	8,615
W R Berkley Corp	29,600	1,918
Wells Fargo & Co	530,048	23,168
Willis Towers Watson PLC	15,645	3,236
Zions Bancorp NA	21,000	1,156

		506,227
Health Care — 14.0%
Abbott Laboratories	244,948	25,144
AbbVie Inc	247,013	33,213
ABIOMED Inc *	6,300	1,633
Agilent Technologies Inc	41,891	5,373
Align Technology Inc *	10,200	2,486
AmerisourceBergen Corp, Cl A	21,096	3,092
Amgen Inc	74,791	17,972
Baxter International Inc	70,229	4,035
Becton Dickinson and Co	39,839	10,056
Biogen Inc *	20,400	3,986
Bio-Rad Laboratories Inc, Cl A *	3,000	1,455
Bio-Techne Corp	5,500	1,825
Boston Scientific Corp *	199,900	8,058
Bristol-Myers Squibb Co	297,470	20,052
Cardinal Health Inc	38,096	2,694
Catalent Inc *	25,000	2,200
Centene Corp *	81,764	7,338
Charles River Laboratories International Inc *	7,200	1,478
Cigna Corp	44,407	12,587
Cooper Cos Inc/The	6,900	1,983
CVS Health Corp	183,457	18,006
Danaher Corp	90,500	24,427
DaVita Inc *	8,395	716
DENTSPLY SIRONA Inc	30,391	996
Dexcom Inc *	54,800	4,505
Edwards Lifesciences Corp *	87,200	7,857
Elevance Health Inc	33,696	16,346
Eli Lilly & Co	110,345	33,239
Gilead Sciences Inc	175,278	11,125
HCA Healthcare Inc	31,895	6,311
Henry Schein Inc *	19,500	1,432
Hologic Inc *	34,800	2,351
Humana Inc	17,696	8,526
IDEXX Laboratories Inc *	11,800	4,102
Illumina Inc *	21,900	4,416
Incyte Corp *	26,600	1,873
Intuitive Surgical Inc *	50,200	10,328
IQVIA Holdings Inc *	26,500	5,636
Johnson & Johnson	367,970	59,368
Laboratory Corp of America Holdings	13,000	2,929
McKesson Corp	20,360	7,472

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Medtronic PLC	187,661	$16,499
Merck & Co Inc	353,570	30,181
Mettler-Toledo International Inc *	3,200	3,880
Moderna Inc *	48,400	6,402
Molina Healthcare Inc *	8,200	2,766
Organon & Co	35,147	1,003
PerkinElmer Inc	17,600	2,377
Pfizer Inc	784,435	35,480
Quest Diagnostics Inc	16,400	2,055
Regeneron Pharmaceuticals Inc *	15,100	8,774
ResMed Inc	20,400	4,486
STERIS PLC	14,000	2,819
Stryker Corp	46,996	9,644
Teleflex Inc	6,500	1,471
Thermo Fisher Scientific Inc	54,691	29,824
UnitedHealth Group Inc	131,187	68,129
Universal Health Services Inc, Cl B	9,400	920
Vertex Pharmaceuticals Inc *	35,800	10,087
Viatris Inc, Cl W *	170,205	1,625
Waters Corp *	8,500	2,538
West Pharmaceutical Services Inc	10,300	3,056
Zimmer Biomet Holdings Inc	29,495	3,136
Zoetis Inc, Cl A	65,800	10,300

		656,073
Industrials — 7.9%
3M Co	79,891	9,934
A O Smith Corp	18,300	1,033
Alaska Air Group Inc *	17,900	780
Allegion PLC	12,196	1,160
American Airlines Group Inc *	90,191	1,172
AMETEK Inc	32,200	3,869
Boeing Co/The *	77,791	12,466
Carrier Global Corp	118,885	4,651
Caterpillar Inc	74,591	13,778
CH Robinson Worldwide Inc	17,695	2,020
Cintas Corp	12,195	4,961
Copart Inc *	29,900	3,577
CSX Corp	303,734	9,613
Cummins Inc	19,696	4,242
Deere & Co	39,096	14,280
Delta Air Lines Inc *	89,787	2,790
Dover Corp	20,100	2,512
Eaton Corp PLC	55,695	7,610
Emerson Electric Co	83,091	6,792
Equifax Inc	17,195	3,245
Expeditors International of Washington Inc	23,391	2,407
Fastenal Co	80,382	4,046
FedEx Corp	33,300	7,020
Fortive Corp	50,225	3,181
Fortune Brands Home & Security Inc	18,600	1,143
Generac Holdings Inc *	9,000	1,984

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
General Dynamics Corp	32,196	$7,371
General Electric Co	153,986	11,309
Honeywell International Inc	95,087	18,005
Howmet Aerospace Inc	52,366	1,855
Huntington Ingalls Industries Inc	5,600	1,289
IDEX Corp	10,600	2,133
Illinois Tool Works Inc	39,595	7,714
Ingersoll Rand Inc	57,127	2,706
Jacobs Solutions Inc	18,096	2,254
JB Hunt Transport Services Inc	11,700	2,036
Johnson Controls International plc	97,246	5,265
L3Harris Technologies Inc	26,960	6,152
Leidos Holdings Inc	19,000	1,806
Lockheed Martin Corp	32,956	13,845
Masco Corp	33,100	1,684
Nielsen Holdings PLC	50,000	1,392
Nordson Corp	7,600	1,726
Norfolk Southern Corp	33,296	8,095
Northrop Grumman Corp	20,396	9,749
Old Dominion Freight Line Inc	12,800	3,474
Otis Worldwide Corp	59,092	4,268
PACCAR Inc	48,600	4,253
Parker-Hannifin Corp	18,000	4,770
Pentair PLC	22,900	1,019
Quanta Services Inc	20,200	2,854
Raytheon Technologies Corp	208,108	18,678
Republic Services Inc, Cl A	29,100	4,153
Robert Half International Inc	15,695	1,208
Rockwell Automation Inc	16,296	3,861
Rollins Inc	31,400	1,060
Snap-on Inc	7,400	1,612
Southwest Airlines Co *	82,987	3,046
Stanley Black & Decker Inc	20,995	1,850
Textron Inc	29,891	1,865
Trane Technologies PLC	32,696	5,037
TransDigm Group Inc	7,200	4,323
Union Pacific Corp	87,887	19,731
United Airlines Holdings Inc *	45,500	1,593
United Parcel Service Inc, Cl B	102,787	19,993
United Rentals Inc *	10,000	2,920
Verisk Analytics Inc, Cl A	22,200	4,155
Waste Management Inc	53,400	9,026
Westinghouse Air Brake Technologies Corp	25,653	2,248
WW Grainger Inc	6,000	3,330
Xylem Inc/NY	25,100	2,287

		369,266
Information Technology — 27.0%
Accenture PLC, Cl A	88,596	25,557
Adobe Inc *	66,095	24,683
Advanced Micro Devices Inc *	226,489	19,222
Akamai Technologies Inc *	22,296	2,013

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Amphenol Corp, Cl A	83,782	$6,161
Analog Devices Inc	73,155	11,085
ANSYS Inc *	12,200	3,029
Apple Inc	2,150,284	338,068
Applied Materials Inc	123,600	11,627
Arista Networks Inc *	31,400	3,764
Autodesk Inc *	30,400	6,133
Automatic Data Processing Inc	58,491	14,296
Broadcom Inc	57,059	28,479
Broadridge Financial Solutions Inc	16,400	2,807
Cadence Design Systems Inc *	38,500	6,690
CDW Corp/DE	18,900	3,226
Ceridian HCM Holding Inc *	19,500	1,163
Cisco Systems Inc	581,443	26,002
Citrix Systems Inc	17,600	1,809
Cognizant Technology Solutions Corp, Cl A	73,095	4,617
Corning Inc	106,070	3,640
DXC Technology Co *	35,052	869
Enphase Energy Inc *	18,900	5,414
EPAM Systems Inc *	8,000	3,412
F5 Inc *	8,500	1,335
Fidelity National Information Services Inc	85,400	7,803
Fiserv Inc *	81,300	8,227
FleetCor Technologies Inc *	10,800	2,295
Fortinet Inc *	93,100	4,533
Gartner Inc *	11,200	3,196
Global Payments Inc	39,372	4,891
Hewlett Packard Enterprise Co	181,274	2,465
HP Inc	147,174	4,225
Intel Corp	572,152	18,263
International Business Machines Corp	125,851	16,166
Intuit Inc	39,600	17,099
Jack Henry & Associates Inc	10,300	1,980
Juniper Networks Inc	45,700	1,299
Keysight Technologies Inc *	25,400	4,163
KLA Corp	20,900	7,192
Lam Research Corp	19,395	8,493
Mastercard Inc, Cl A	120,147	38,972
Microchip Technology Inc	77,692	5,069
Micron Technology Inc	156,000	8,819
Microsoft Corp	1,045,904	273,473
Monolithic Power Systems Inc	6,100	2,764
Motorola Solutions Inc	23,388	5,693
NetApp Inc	30,991	2,235
NortonLifeLock Inc	81,000	1,830
NVIDIA Corp	350,132	52,849
NXP Semiconductors NV	36,700	6,040
ON Semiconductor Corp *	60,700	4,174
Oracle Corp	220,265	16,333
Paychex Inc	44,887	5,536
Paycom Software Inc *	6,700	2,353
PayPal Holdings Inc *	161,983	15,136

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
PTC Inc *	14,900	$1,712
Qorvo Inc *	15,300	1,374
QUALCOMM Inc	156,578	20,711
Roper Technologies Inc	14,800	5,958
Salesforce Inc *	138,991	21,699
Seagate Technology Holdings PLC	27,500	1,841
ServiceNow Inc *	28,000	12,169
Skyworks Solutions Inc	22,396	2,207
SolarEdge Technologies Inc *	7,800	2,153
Synopsys Inc *	21,400	7,405
TE Connectivity Ltd	44,991	5,678
Teledyne Technologies Inc *	6,551	2,413
Teradyne Inc	22,300	1,887
Texas Instruments Inc	128,883	21,293
Trimble Inc *	34,900	2,207
Tyler Technologies Inc *	5,800	2,155
VeriSign Inc *	13,400	2,442
Visa Inc, Cl A	230,070	45,717
Western Digital Corp *	43,631	1,844
Zebra Technologies Corp, Cl A *	7,400	2,232

		1,273,764
Materials — 2.5%
Air Products and Chemicals Inc	31,100	7,851
Albemarle Corp	16,400	4,395
Amcor PLC	209,562	2,517
Avery Dennison Corp	11,500	2,112
Ball Corp	44,792	2,500
Celanese Corp, Cl A	15,200	1,685
CF Industries Holdings Inc	29,200	3,021
Corteva Inc	101,131	6,212
Dow Inc	101,765	5,190
DuPont de Nemours Inc	70,982	3,949
Eastman Chemical Co	17,896	1,629
Ecolab Inc	34,815	5,704
FMC Corp	17,500	1,891
Freeport-McMoRan Inc, Cl B	202,600	5,997
International Flavors & Fragrances Inc	35,554	3,928
International Paper Co	52,096	2,168
Linde PLC	70,360	19,902
LyondellBasell Industries NV, Cl A	36,156	3,001
Martin Marietta Materials Inc	8,700	3,025
Mosaic Co/The	50,691	2,731
Newmont Corp	110,883	4,586
Nucor Corp	37,187	4,944
Packaging Corp of America	13,200	1,807
PPG Industries Inc	33,000	4,190
Sealed Air Corp	20,700	1,114
Sherwin-Williams Co/The	33,500	7,775
Vulcan Materials Co	18,700	3,113
Westrock Co	36,182	1,469

		118,406

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Real Estate — 2.8%
Alexandria Real Estate Equities Inc ‡	20,800	$3,191
American Tower Corp, Cl A ‡	65,000	16,513
AvalonBay Communities Inc ‡	19,600	3,938
Boston Properties Inc ‡	19,800	1,573
Camden Property Trust ‡	14,800	1,902
CBRE Group Inc, Cl A *	45,991	3,631
Crown Castle Inc ‡	60,596	10,352
Digital Realty Trust Inc ‡	39,900	4,933
Duke Realty Corp ‡	54,100	3,184
Equinix Inc ‡	12,757	8,386
Equity Residential ‡	47,696	3,490
Essex Property Trust Inc ‡	9,100	2,412
Extra Space Storage Inc ‡	18,700	3,716
Federal Realty Investment Trust ‡	10,100	1,023
Healthpeak Properties Inc ‡	75,200	1,974
Host Hotels & Resorts Inc ‡	100,874	1,793
Iron Mountain Inc ‡	40,501	2,131
Kimco Realty Corp ‡	87,187	1,838
Mid-America Apartment Communities Inc ‡	16,100	2,667
Prologis Inc ‡	103,599	12,899
Public Storage ‡	21,395	7,078
Realty Income Corp ‡	84,100	5,742
Regency Centers Corp ‡	21,500	1,308
SBA Communications Corp, Cl A ‡	15,100	4,911
Simon Property Group Inc ‡	45,896	4,681
UDR Inc ‡	41,700	1,871
Ventas Inc ‡	56,200	2,690
VICI Properties Inc ‡	134,500	4,437
Vornado Realty Trust ‡	22,596	592
Welltower Inc ‡	63,600	4,875
Weyerhaeuser Co ‡	104,245	3,561

		133,292
Utilities — 3.1%
AES Corp/The	93,100	2,369
Alliant Energy Corp	34,900	2,130
Ameren Corp	36,191	3,352
American Electric Power Co Inc	71,800	7,194
American Water Works Co Inc	25,400	3,771
Atmos Energy Corp	19,400	2,200
CenterPoint Energy Inc	88,583	2,793
CMS Energy Corp	40,591	2,742
Consolidated Edison Inc	49,700	4,858
Constellation Energy Corp	45,963	3,750
Dominion Energy Inc	113,385	9,275
DTE Energy Co	27,000	3,519
Duke Energy Corp	107,691	11,513
Edison International	53,196	3,605
Entergy Corp	28,600	3,298
Evergy Inc	32,000	2,193
Eversource Energy	48,200	4,323

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

S&P 500 Index Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Exelon Corp	136,991	$6,015
FirstEnergy Corp	79,987	3,163
NextEra Energy Inc	274,800	23,375
NiSource Inc	57,487	1,696
NRG Energy Inc	33,687	1,391
Pinnacle West Capital Corp	15,700	1,183
PPL Corp	103,600	3,013
Public Service Enterprise Group Inc	70,000	4,505
Sempra Energy	43,895	7,241
Southern Co/The	148,600	11,453
WEC Energy Group Inc	44,231	4,562
Xcel Energy Inc	76,083	5,649

		146,131
Total Common Stock
(Cost $2,177,866) ($ Thousands)		4,661,456

Description	Shares	Market Value ($ Thousands)
AFFILIATED PARTNERSHIP — 0.0%
SEI Liquidity Fund, LP
2.260% **†(B)	2,187,285	$2,178

Total Affiliated Partnership
(Cost $2,186) ($ Thousands)		2,178

CASH EQUIVALENT — 0.3%
SEI Daily Income Trust, Government Fund, Cl F
1.840%**†	13,992,442	13,992

Total Cash Equivalent
(Cost $13,992) ($ Thousands)		13,992

Total Investments in Securities — 99.4%
(Cost $2,194,044) ($ Thousands)		$4,677,626

A list of the open futures contracts held by the Fund at August 31, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
Long Contracts
S&P 500 Index E-MINI	191	Sep-2022	$35,755	$37,785	$2,030

Percentages are based on Net Assets of $4,704,253 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2022.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
(A)	Certain securities or partial positions of certain securities are on loan at August 31, 2022. The total market value of securities on loan at August 31, 2022 was $764 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of August 31, 2022 was $2,178 ($ Thousands).

Cl — Class
L.P. — Limited Partnership
Ltd. — Limited
MSCI — Morgan Stanley Capital International
NASDAQ – National Association of Securities Dealers and Automated Quotations
PLC — Public Limited Company
S&P— Standard & Poor's
USD — U.S. Dollar

The following is a summary of the level of inputs used as of August 31, 2022, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	4,661,456	–	–	4,661,456
Affiliated Partnership	–	2,178	–	2,178
Cash Equivalent	13,992	–	–	13,992
Total Investments in Securities	4,675,448	2,178	–	4,677,626

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	2,030	–	–	2,030
Total Other Financial Instruments	2,030	–	–	2,030

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2022 ($ Thousands):

Security Description	Value 5/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2022	Shares	Income	Capital Gains
SEI Liquidity Fund, LP	$989	$16,230	$(15,041)	$—	$—	$2,178	2,187,285	$1	$—
SEI Daily Income Trust, Government Fund, Cl F	53,523	76,669	(116,200)	—	—	13,992	13,992,442	136	—
Totals	$54,512	$92,899	$(131,241)	$—	$-	$16,170		$137	$—

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Extended Market Index Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 99.2%

Communication Services — 3.5%
Advantage Solutions Inc *	18,900	$69
Altice USA Inc, Cl A *	47,675	477
AMC Entertainment Holdings Inc, Cl A (A)	114,394	1,043
AMC Networks Inc, Cl A *	6,660	178
Anterix Inc *	2,500	106
ATN International Inc	2,267	106
Audacy Inc, Cl A *	28,756	16
Bandwidth Inc, Cl A *	5,000	78
Boston Omaha Corp, Cl A *	4,300	115
Bumble, Cl A	19,900	498
Cable One Inc	1,300	1,476
Cardlytics Inc *	7,100	94
Cargurus Inc, Cl A *	20,500	383
Cars.com Inc *	15,200	194
Charge Enterprises *(A)	27,400	67
Cinemark Holdings Inc *	24,640	347
Clear Channel Outdoor Holdings Inc, Cl A *	88,200	141
Cogent Communications Holdings Inc	9,604	511
Consolidated Communications Holdings Inc *	16,612	95
Daily Journal Corp *	300	78
DHI Group Inc *	9,600	49
EchoStar Corp, Cl A *	8,903	164
Entravision Communications Corp, Cl A	14,200	72
Eventbrite Inc, Cl A *	16,900	120
EverQuote Inc, Cl A *	4,400	38
EW Scripps Co/The, Cl A *	13,896	208
Frontier Communications Parent Inc *	55,800	1,437
fuboTV *(A)	30,800	111
Gannett Co Inc *	32,687	76
Globalstar Inc *(A)	146,200	292
Gogo Inc *	13,900	207
Gray Television Inc	19,500	372
IAC Inc *	17,876	1,149
IDT Corp, Cl B *	4,100	105
iHeartMedia Inc, Cl A *	24,700	219
IMAX Corp *	11,800	185
Integral Ad Science Holding Corp *	7,600	62
Iridium Communications Inc *	28,146	1,249
John Wiley & Sons Inc, Cl A	9,772	450
Liberty Broadband Corp, Cl A *	4,283	432
Liberty Broadband Corp, Cl C *	28,314	2,880
Liberty Latin America Ltd, Cl A *	8,300	58
Liberty Latin America Ltd, Cl C *	34,462	240
Liberty Media Corp-Liberty Braves, Cl A *	1,803	51
Liberty Media Corp-Liberty Braves, Cl C *	9,065	248
Liberty Media Corp-Liberty Formula One, Cl A *	5,408	314
Liberty Media Corp-Liberty Formula One, Cl C *	43,942	2,798

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Liberty Media Corp-Liberty SiriusXM, Cl A *	16,635	$691
Liberty Media Corp-Liberty SiriusXM, Cl C *	34,322	1,420
Lions Gate Entertainment Corp, Cl A *	14,516	143
Lions Gate Entertainment Corp, Cl B *	21,575	201
Loyalty Ventures Inc *	4,280	9
Madison Square Garden Entertainment Corp *	6,011	334
Madison Square Garden Sports Corp, Cl A *	4,279	686
Magnite Inc *	31,638	238
Marcus Corp/The	5,161	83
MediaAlpha Inc, Cl A *	4,200	35
New York Times Co/The, Cl A	36,482	1,112
Nexstar Media Group Inc, Cl A	8,644	1,654
Ooma Inc *	6,900	83
Outbrain *(A)	5,800	26
Pinterest Inc, Cl A *	127,511	2,938
Playstudios Inc *	21,200	77
Playtika Holding Corp *	23,500	247
PubMatic Inc, Cl A *	10,400	204
QuinStreet Inc *	11,286	136
Radius Global Infrastructure, Cl A *	16,500	227
ROBLOX Corp, Cl A *	96,900	3,790
Roku Inc, Cl A *	27,048	1,839
Scholastic Corp	6,567	301
Shenandoah Telecommunications Co	10,404	232
Shutterstock Inc	5,297	294
Sinclair Broadcast Group Inc, Cl A	10,311	228
Sirius XM Holdings Inc (A)	157,481	959
Skillz Inc, Cl A *(A)	69,300	92
Spotify Technology SA *	30,803	3,331
Stagwell *	13,400	91
TechTarget Inc *	6,100	396
TEGNA Inc	47,800	1,023
Telephone and Data Systems Inc	23,055	375
Thryv Holdings Inc *	6,500	166
TripAdvisor Inc *	22,500	536
TrueCar Inc *	22,900	50
United States Cellular Corp *	2,952	84
Vimeo Inc *	34,746	206
Vinco Ventures *	22,300	22
WideOpenWest Inc *	11,700	208
World Wrestling Entertainment Inc, Cl A	10,034	682
Yelp Inc, Cl A *	16,298	557
Ziff Davis Inc *	10,257	793
ZipRecruiter Inc, Cl A *	19,000	317
ZoomInfo Technologies Inc, Cl A *	60,100	2,730

		49,504
Consumer Discretionary — 10.5%
1-800-Flowers.com Inc, Cl A *	5,400	47
1stdibs.com *	1,400	9
2U Inc *	15,900	113

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Aaron's Co Inc/The	6,958	$83
Abercrombie & Fitch Co, Cl A *	13,100	188
Academy Sports & Outdoors Inc	19,500	840
Accel Entertainment Inc, Cl A *	14,200	134
Acushnet Holdings Corp	7,900	376
Adient PLC *	21,800	724
ADT Inc	48,100	351
Adtalem Global Education Inc *	8,781	331
Airbnb Inc, Cl A *	83,400	9,434
aka Brands Holding *	2,100	4
Allbirds, Cl A *	12,300	51
American Axle & Manufacturing Holdings Inc *	26,198	271
American Eagle Outfitters Inc (A)	35,122	395
American Public Education Inc *	5,227	54
America's Car-Mart Inc/TX *	1,250	101
AMMO *(A)	17,700	67
Aramark	51,500	1,839
Arko Corp	14,200	135
Asbury Automotive Group Inc *	4,898	855
Aterian *	4,200	10
AutoNation Inc *	8,600	1,072
Bally's Corp *	8,028	190
Beazer Homes USA Inc *	7,161	102
Bed Bath & Beyond Inc *(A)	19,300	184
Big 5 Sporting Goods Corp (A)	5,600	69
Big Lots Inc	7,446	153
Biglari Holdings Inc, Cl B *	182	25
BJ's Restaurants Inc *	4,642	116
Bloomin' Brands Inc	20,150	407
Bluegreen Vacations Holding Corp, Cl A	3,387	71
Boot Barn Holdings Inc *	6,600	440
Bowlero *	4,900	58
Boyd Gaming Corp	17,745	966
Bright Horizons Family Solutions Inc *	13,135	896
Brinker International Inc *	10,382	254
Brunswick Corp/DE	16,983	1,269
Buckle Inc/The	6,651	215
Build-A-Bear Workshop Inc, Cl A	3,200	49
Burlington Stores Inc *	14,600	2,047
Caleres Inc	8,576	219
Callaway Golf Co *	32,206	713
Camping World Holdings Inc, Cl A (A)	9,200	277
Canoo *	23,900	76
Capri Holdings Ltd *	31,900	1,505
CarParts.com Inc *	10,300	67
Carriage Services Inc, Cl A	3,506	124
Carter's Inc	8,270	611
Carvana Co, Cl A *(A)	23,800	785
Cato Corp/The, Cl A	4,596	50
Cavco Industries Inc *	2,131	499
Cenntro Electric Group *	21,400	28

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Century Casinos Inc *	6,200	$46
Century Communities Inc	5,600	261
Cheesecake Factory Inc/The	10,323	316
Chegg Inc *	26,010	512
Chico's FAS Inc *	27,051	154
Children's Place Inc/The *	3,433	145
Choice Hotels International Inc	7,477	858
Churchill Downs Inc	8,031	1,583
Chuy's Holdings Inc *	4,769	106
Citi Trends Inc *	1,797	36
Clarus Corp (A)	6,221	94
Columbia Sportswear Co	7,544	537
Conn's Inc *	3,909	38
Container Store Group Inc/The *	7,800	53
ContextLogic, Cl A *(A)	137,300	178
Coursera Inc *	26,400	304
Cracker Barrel Old Country Store Inc	5,444	588
Crocs Inc *	13,103	966
Dana Inc	26,098	404
Dave & Buster's Entertainment Inc *	9,900	409
Deckers Outdoor Corp *	6,004	1,931
Denny's Corp *	14,463	137
Designer Brands Inc, Cl A	13,992	239
Destination XL Group Inc *	13,400	74
Dick's Sporting Goods Inc (A)	12,335	1,312
Dillard's Inc, Cl A	962	285
Dine Brands Global Inc	3,672	245
DoorDash Inc, Cl A *	54,800	3,282
Dorman Products Inc *	6,040	548
DraftKings Inc, Cl A *(A)	86,082	1,382
Dream Finders Homes, Cl A *	4,700	58
Duluth Holdings Inc, Cl B *	2,900	26
Duolingo, Cl A *(A)	5,500	517
El Pollo Loco Holdings Inc *	3,900	35
Ermenegildo Zegna (A)	12,500	128
Ethan Allen Interiors Inc	5,276	125
European Wax Center, Cl A	3,200	69
Everi Holdings Inc *	18,900	350
EVgo *(A)	17,700	168
F45 Training Holdings *	4,400	11
Faraday Future Intelligent Electric *	23,800	27
First Watch Restaurant Group *	2,400	40
Fisker *(A)	37,200	336
Five Below Inc *	12,105	1,548
Floor & Decor Holdings Inc, Cl A *	22,900	1,863
Foot Locker Inc	17,300	637
Fossil Group Inc *	10,700	45
Fox Factory Holding Corp *	9,600	895
Franchise Group	6,800	230
Frontdoor Inc *	19,150	450
Full House Resorts *	7,000	47
Funko Inc, Cl A *	6,000	134

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
GameStop Corp, Cl A *(A)	59,600	$1,707
Gap Inc/The	45,500	416
Genesco Inc *	2,169	123
Gentex Corp	52,190	1,424
Gentherm Inc *	7,548	452
G-III Apparel Group Ltd *	10,906	230
Golden Entertainment Inc *	4,131	158
Goodyear Tire & Rubber Co/The *	59,468	834
GoPro Inc, Cl A *	29,300	178
Graham Holdings Co, Cl B	900	509
Grand Canyon Education Inc *	7,015	571
Green Brick Partners Inc *	6,200	151
Group 1 Automotive Inc	3,335	596
Groupon, Cl A *(A)	5,457	54
GrowGeneration Corp *(A)	12,100	57
Guess? Inc (A)	5,117	89
H&R Block Inc	36,500	1,643
Hanesbrands Inc	80,000	697
Harley-Davidson Inc	29,900	1,153
Haverty Furniture Cos Inc	4,363	117
Helen of Troy Ltd *	5,048	624
Hibbett Inc	3,412	200
Hilton Grand Vacations Inc *	19,570	798
Holley *	13,400	76
Hovnanian Enterprises Inc, Cl A *	1,400	56
Hyatt Hotels Corp, Cl A *	11,227	1,006
Installed Building Products Inc	5,300	480
International Game Technology PLC	22,500	404
iRobot Corp *(A)	6,202	365
Jack in the Box Inc	5,021	401
JOANN	2,500	18
Johnson Outdoors Inc, Cl A	1,400	86
KB Home	18,085	518
Kohl's Corp	28,400	807
Kontoor Brands Inc	11,600	432
Krispy Kreme	19,400	228
Kura Sushi USA Inc, Cl A *	800	60
Lands' End Inc *	2,862	40
Landsea Homes *	1,300	9
Latham Group Inc *	7,300	42
Laureate Education Inc, Cl A	22,700	250
La-Z-Boy Inc, Cl Z	9,526	251
LCI Industries	5,749	666
Lear Corp	13,171	1,826
Legacy Housing Corp *	1,400	24
Leggett & Platt Inc	28,600	1,093
Leslie's Inc *	36,356	516
LGI Homes Inc *	4,900	465
Life Time Group Holdings *	8,300	98
Lifetime Brands Inc	3,300	29
Light & Wonder, Cl A *	20,862	1,027
Lindblad Expeditions Holdings Inc *	6,900	53

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Liquidity Services Inc *	5,922	$104
Lithia Motors Inc, Cl A	6,333	1,681
LL Flooring Holdings Inc *	6,926	56
Lordstown Motors, Cl A *(A)	34,900	75
Lovesac Co/The *	2,900	89
Lucid Group Inc *(A)	120,300	1,845
Lululemon Athletica Inc *	24,882	7,464
Lulu's Fashion Lounge Holdings *	1,300	8
Luminar Technologies, Cl A *(A)	55,900	482
M/I Homes Inc *	6,594	285
Macy's Inc	63,200	1,095
Malibu Boats Inc, Cl A *	4,600	276
Marine Products Corp	1,800	18
MarineMax Inc *	5,161	188
Marriott Vacations Worldwide Corp	9,072	1,292
MasterCraft Boat Holdings Inc *	5,000	120
Mattel Inc *	78,000	1,725
MDC Holdings Inc	12,968	403
Meritage Homes Corp *	8,311	651
Mister Car Wash Inc *	16,500	163
Modine Manufacturing Co *	9,874	148
Monarch Casino & Resort Inc *	2,900	175
Monro Inc	7,828	362
Motorcar Parts of America Inc *	3,700	55
Movado Group Inc	3,520	112
Murphy USA Inc	4,900	1,422
National Vision Holdings Inc *	18,300	608
NEOGAMES *	2,300	36
Noodles & Co, Cl A *	11,000	52
Nordstrom Inc (A)	24,800	424
ODP Corp/The *	10,512	376
Ollie's Bargain Outlet Holdings Inc *	13,100	725
ONE Group Hospitality Inc/The *	4,200	30
OneSpaWorld Holdings Ltd *	12,400	109
OneWater Marine Inc, Cl A *	2,200	88
Overstock.com Inc *	10,300	269
Oxford Industries Inc	3,454	369
Papa John's International Inc	7,442	602
Party City Holdco Inc *	26,600	52
Patrick Industries Inc	5,225	277
Peloton Interactive Inc, Cl A *	68,335	696
Penske Automotive Group Inc	6,088	718
Perdoceo Education Corp *	16,254	188
Petco Health & Wellness Co Inc, Cl A *	19,300	288
PetMed Express Inc	4,596	95
Planet Fitness Inc, Cl A *	18,300	1,240
PLBY Group *(A)	7,100	32
Polaris Inc	12,207	1,383
Porch Group Inc *	16,300	35
Portillo's, Cl A *(A)	5,000	110
Poshmark, Cl A *	11,900	129
PowerSchool Holdings, Cl A *	9,800	176

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Purple Innovation Inc, Cl A *(A)	10,765	$31
QuantumScape Corp, Cl A *(A)	55,300	610
Quotient Technology Inc *	21,000	39
Qurate Retail Inc	83,022	257
RCI Hospitality Holdings Inc	2,300	150
RealReal Inc/The *	17,400	37
Red Rock Resorts Inc, Cl A	12,200	466
Rent the Runway, Cl A *(A)	3,700	16
Rent-A-Center Inc/TX, Cl A	9,340	241
Revolve Group Inc, Cl A *	8,000	188
RH *	4,011	1,026
Rivian Automotive Inc, Cl A *(A)	40,700	1,331
Rocky Brands Inc	1,600	42
Rover Group, Cl A *	11,100	42
Rush Street Interactive *	13,600	66
Ruth's Hospitality Group Inc	7,898	144
Sally Beauty Holdings Inc *	25,291	376
SeaWorld Entertainment Inc *	8,900	447
Service Corp International/US	34,289	2,116
Shake Shack Inc, Cl A *	8,500	405
Shoe Carnival Inc	4,152	99
Signet Jewelers Ltd	9,700	634
Six Flags Entertainment Corp *	17,658	391
Skechers USA Inc, Cl A *	29,746	1,124
Skyline Champion Corp *	11,800	669
Sleep Number Corp *	5,009	208
Smith & Wesson Brands Inc	12,383	165
Snap One Holdings *(A)	2,800	31
Solid Power *	6,600	43
Solo Brands, Cl A *	2,600	11
Sonic Automotive Inc, Cl A	5,064	269
Sonos Inc *	29,300	441
Sportsman's Warehouse Holdings Inc *	9,400	75
Standard Motor Products Inc	4,766	175
Steven Madden Ltd	18,151	528
Stitch Fix Inc, Cl A *	17,800	89
StoneMor *	6,900	24
Stoneridge Inc *	5,930	113
Strategic Education Inc	5,387	349
Stride Inc *	9,488	362
Sturm Ruger & Co Inc	3,942	206
Superior Group of Cos Inc	2,000	22
Sweetgreen, Cl A *(A)	2,900	49
Target Hospitality Corp *	6,100	81
Taylor Morrison Home Corp, Cl A *	23,860	599
Tempur Sealy International Inc	36,692	918
Tenneco Inc, Cl A *	18,663	352
Terminix Global Holdings Inc *	26,200	1,117
Texas Roadhouse Inc, Cl A	15,066	1,337
Thor Industries Inc	12,190	987
Tilly's Inc, Cl A	5,243	39
Toll Brothers Inc	23,539	1,031

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
TopBuild Corp *	7,300	$1,341
Torrid Holdings *	2,700	15
Traeger *	4,800	13
Travel + Leisure Co	17,800	755
TravelCenters of America Inc *	2,700	146
Tri Pointe Homes Inc *	25,173	436
Tupperware Brands Corp *	8,524	96
Udemy Inc *	17,700	263
Under Armour Inc, Cl A *	44,600	376
Under Armour Inc, Cl C *	48,400	367
Unifi Inc *	2,480	28
Universal Electronics Inc *	2,887	64
Universal Technical Institute *	7,300	50
Urban Outfitters Inc *	15,800	318
Vail Resorts Inc	8,912	2,002
Victoria's Secret & Co *	18,700	625
Vista Outdoor Inc *	13,073	368
Visteon Corp *	6,265	751
Vivint Smart Home Inc *	22,400	140
Vizio Holding, Cl A *	17,400	187
Volta *(A)	27,500	59
Vuzix *	14,200	107
Warby Parker, Cl A *(A)	20,200	254
Wayfair Inc, Cl A *(A)	17,400	917
Weber, Cl A (A)	3,600	26
Wendy's Co/The	36,275	696
Williams-Sonoma Inc	15,437	2,296
Wingstop Inc	6,800	774
Winmark Corp	791	163
Winnebago Industries Inc	7,235	417
Wolverine World Wide Inc	17,896	350
Workhorse Group Inc *(A)	25,800	81
WW International Inc *	12,174	64
Wyndham Hotels & Resorts Inc	20,100	1,313
Xometry, Cl A *(A)	7,700	377
XPEL Inc *	4,800	329
Xponential Fitness, Cl A *	2,000	37
YETI Holdings Inc *	18,400	679
Zumiez Inc *	4,803	125

		146,192
Consumer Staples — 2.9%
22nd Century Group Inc *(A)	39,100	52
Albertsons Cos Inc, Cl A	35,600	979
Andersons Inc/The	7,899	293
AppHarvest *(A)	21,800	63
B&G Foods Inc, Cl A (A)	14,611	316
Beauty Health Co/The *	21,400	248
BellRing Brands Inc *	27,702	656
Benson Hill Inc *(A)	43,900	156
Beyond Meat Inc *(A)	13,000	317
BJ's Wholesale Club Holdings Inc *	29,700	2,212

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Boston Beer Co Inc/The, Cl A *	1,983	$668
BRC Inc, Cl A *	5,800	57
Bunge Ltd	31,143	3,088
Calavo Growers Inc	4,426	186
Cal-Maine Foods Inc	9,028	484
Casey's General Stores Inc	8,259	1,766
Celsius Holdings Inc *	11,600	1,200
Central Garden & Pet Co *	2,600	104
Central Garden & Pet Co, Cl A *	9,529	360
Chefs' Warehouse Inc/The *	7,021	234
Coca-Cola Consolidated Inc	1,089	517
Coty Inc, Cl A *	77,000	578
Darling Ingredients Inc *	35,557	2,704
Duckhorn Portfolio Inc/The *	8,000	146
Edgewell Personal Care Co	12,245	477
elf Beauty Inc *	10,800	412
Energizer Holdings Inc	15,345	431
Flowers Foods Inc	41,608	1,136
Fresh Del Monte Produce Inc	7,681	210
Freshpet Inc *	11,100	483
Grocery Outlet Holding Corp *	19,600	786
Hain Celestial Group Inc/The *	15,060	305
Herbalife Nutrition Ltd *	23,044	601
HF Foods Group Inc *	9,900	50
Honest *	18,200	66
Hostess Brands Inc, Cl A *	31,700	735
Ingles Markets Inc, Cl A	2,645	232
Ingredion Inc	14,365	1,251
Inter Parfums Inc	4,106	322
J & J Snack Foods Corp	3,064	457
John B Sanfilippo & Son Inc	1,819	147
Lancaster Colony Corp	4,229	713
Landec Corp *	4,693	49
Medifast Inc	2,564	322
MGP Ingredients Inc	2,600	285
Mission Produce Inc *	9,300	150
National Beverage Corp	5,204	289
Natural Grocers by Vitamin Cottage Inc	1,085	16
Nature's Sunshine Products Inc *	2,937	28
Nu Skin Enterprises Inc, Cl A	11,205	459
Olaplex Holdings Inc *	29,300	390
Performance Food Group Co *	33,727	1,686
Pilgrim's Pride Corp *	10,307	293
Post Holdings Inc *	11,969	1,062
PriceSmart Inc	5,423	343
Primo Water Corp	35,300	464
Reynolds Consumer Products Inc	12,500	349
Rite Aid Corp *	13,411	96
Seaboard Corp	57	220
Seneca Foods Corp, Cl A *	1,262	67
Simply Good Foods Co/The *	18,800	574
Sovos Brands *	5,900	90

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
SpartanNash Co	8,136	$248
Spectrum Brands Holdings Inc	8,487	535
Sprouts Farmers Market Inc *	25,700	743
SunOpta *	24,500	243
Tattooed Chef Inc *(A)	11,500	77
Thorne HealthTech *	1,500	7
Tootsie Roll Industries Inc	3,721	133
TreeHouse Foods Inc *	11,809	550
Turning Point Brands Inc	3,200	75
United Natural Foods Inc *	12,798	564
Universal Corp/VA	5,545	283
US Foods Holding Corp *	49,400	1,513
USANA Health Sciences Inc *	2,832	183
Utz Brands Inc	13,800	230
Vector Group Ltd	32,691	320
Veru Inc *	14,700	225
Village Super Market Inc, Cl A	1,962	43
Vintage Wine Estates *	7,300	43
Vita Coco Co Inc/The *	2,400	36
Vital Farms Inc *	5,500	71
WD-40 Co	3,086	584
Weis Markets Inc	3,604	280
Whole Earth Brands Inc *	10,300	53

		40,469
Energy — 5.3%
Aemetis *(A)	5,000	46
Alto Ingredients Inc *	15,300	66
Antero Midstream Corp	77,000	775
Antero Resources Corp *	65,280	2,616
Arch Resources Inc (A)	3,500	510
Archaea Energy, Cl A *	14,400	285
Archrock Inc	30,283	224
Ardmore Shipping Corp *	7,800	75
Berry Corp	19,400	177
Borr Drilling *(A)	33,500	134
Brigham Minerals Inc, Cl A	12,000	357
Bristow Group *	4,997	145
Cactus Inc, Cl A	12,400	495
California Resources Corp	16,500	824
Callon Petroleum Co *	11,100	472
Centennial Resource Development Inc/DE, Cl A *	42,700	351
Centrus Energy Corp, Cl A *	2,000	100
ChampionX Corp	43,500	949
Cheniere Energy Inc	56,365	9,029
Chesapeake Energy Corp	27,993	2,813
Chord Energy Corp	9,130	1,292
Civitas Resources Inc	16,834	1,131
Clean Energy Fuels Corp *	43,588	293
CNX Resources Corp *	40,200	710
Comstock Resources Inc *	21,000	412

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
CONSOL Energy Inc	7,475	$537
Continental Resources Inc/OK	7,996	558
Crescent Energy, Cl A (A)	6,660	114
CVR Energy Inc	7,097	232
Delek US Holdings Inc	16,790	474
Denbury Inc *	10,800	960
DHT Holdings Inc	31,900	249
Diamond Offshore Drilling *	25,000	178
DMC Global Inc *	5,100	114
Dorian LPG Ltd	6,747	98
Dril-Quip Inc *	7,987	177
DT Midstream Inc	22,300	1,231
Earthstone Energy Inc, Cl A *(A)	8,200	125
Energy Fuels Inc/Canada *(A)	36,000	292
Enviva Inc	7,200	501
EQT Corp	81,200	3,881
Equitrans Midstream Corp	91,900	852
Excelerate Energy, Cl A	2,400	62
Expro Group Holdings NV *	13,957	189
FLEX LNG (A)	7,100	235
Frontline Ltd/Bermuda *	28,000	332
Gevo Inc *(A)	45,000	141
Golar LNG Ltd *	22,402	611
Green Plains Inc *	11,190	410
Gulfport Energy Corp *	2,900	283
Helix Energy Solutions Group Inc *	32,569	141
Helmerich & Payne Inc	21,900	936
HF Sinclair Corp	33,300	1,753
HighPeak Energy Inc (A)	1,100	28
International Seaways Inc	10,128	299
Kinetik Holdings, Cl A (A)	3,900	144
Kosmos Energy Ltd *	93,875	664
Laredo Petroleum *	3,800	295
Liberty Oilfield Services Inc, Cl A *	33,400	501
Magnolia Oil & Gas Corp, Cl A	35,200	840
Matador Resources Co	24,300	1,448
Murphy Oil Corp	31,600	1,232
Nabors Industries Ltd *	1,991	264
National Energy Services Reunited Corp *	12,200	86
New Fortress Energy Inc, Cl A	11,300	648
Newpark Resources Inc *	18,020	52
NexTier Oilfield Solutions Inc *	39,539	370
Noble Corp *	9,100	276
Nordic American Tankers Ltd	34,377	89
Northern Oil and Gas Inc	13,200	418
NOV Inc	86,900	1,535
Oceaneering International Inc *	22,646	200
Oil States International Inc *	16,699	82
Ovintiv Inc	57,400	3,050
Par Pacific Holdings Inc *	9,986	188
Patterson-UTI Energy Inc	44,522	663
PBF Energy Inc, Cl A *	21,977	751

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
PDC Energy Inc	20,577	$1,397
Peabody Energy Corp *	24,500	604
ProPetro Holding Corp *	13,900	127
Range Resources Corp	59,600	1,959
Ranger Oil Corp, Cl A	4,700	183
REX American Resources Corp *	3,900	118
Riley Exploration Permian	4,100	103
RPC Inc	15,199	121
SandRidge Energy Inc *	8,200	172
Scorpio Tankers Inc	10,813	450
Select Energy Services Inc, Cl A *	17,800	127
SFL Corp Ltd	20,176	216
SilverBow Resources Inc *	1,500	60
Sitio Royalties Corp	4,125	105
SM Energy Co	25,613	1,129
Solaris Oilfield Infrastructure Inc, Cl A	5,400	58
Southwestern Energy Co *	249,371	1,868
Talos Energy Inc *	15,900	330
Targa Resources Corp	49,659	3,388
Teekay Corp *	14,800	52
Teekay Tankers Ltd, Cl A *	5,100	125
Tellurian Inc *	101,800	407
TETRA Technologies Inc *	34,000	135
Texas Pacific Land Corp	1,200	2,209
Tidewater Inc *	9,800	217
Uranium Energy Corp *(A)	57,700	261
Ur-Energy *	38,700	53
US Silica Holdings Inc *	15,626	219
VAALCO Energy Inc	15,500	78
Valaris Ltd *	14,000	714
Vertex Energy Inc *(A)	13,700	116
W&T Offshore Inc *	21,338	139
Weatherford International *	16,600	467
World Fuel Services Corp	14,841	383

		72,160
Financials — 15.6%
1st Source Corp	4,158	196
ACNB Corp	1,900	68
AFC Gamma Inc	2,800	49
Affiliated Managers Group Inc	8,500	1,083
AGNC Investment Corp ‡	115,921	1,385
Alerus Financial Corp	3,400	81
Alleghany Corp *	2,867	2,412
Allegiance Bancshares Inc	4,400	186
Ally Financial Inc	71,700	2,380
Amalgamated Financial Corp	3,000	68
A-Mark Precious Metals Inc	3,800	117
Ambac Financial Group Inc *	12,500	189
Amerant Bancorp Inc, Cl A	7,900	207
American Equity Investment Life Holding Co	16,078	611
American Financial Group Inc/OH	14,953	1,909

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
American National Bankshares Inc	2,006	$66
Ameris Bancorp	14,962	698
AMERISAFE Inc	4,533	217
Angel Oak Mortgage (A)	1,600	22
Annaly Capital Management Inc ‡	353,759	2,282
Apollo Commercial Real Estate Finance Inc	32,819	382
Apollo Global Management Inc	101,484	5,640
Arbor Realty Trust Inc ‡	32,800	491
Arch Capital Group Ltd *	79,308	3,626
Ares Commercial Real Estate Corp	9,600	127
Ares Management Corp, Cl A	34,045	2,524
Argo Group International Holdings Ltd	6,816	134
ARMOUR Residential Inc ‡(A)	19,724	140
Arrow Financial Corp	3,158	101
Artisan Partners Asset Management Inc, Cl A	13,300	449
AssetMark Financial Holdings Inc *	3,900	75
Associated Banc-Corp	34,136	684
Associated Capital Group Inc	500	20
Assured Guaranty Ltd	13,687	699
Atlantic Union Bankshares Corp	16,882	548
Atlanticus Holdings Corp *	1,100	31
Axis Capital Holdings Ltd	17,868	950
Axos Financial Inc *	13,136	549
B Riley Financial Inc	4,400	219
Banc of California Inc	13,500	228
BancFirst Corp	4,050	437
Banco Latinoamericano de Comercio Exterior SA, Cl E	7,012	102
Bancorp Inc/The *	12,492	296
Bank First Corp	1,500	122
Bank of Hawaii Corp	9,024	704
Bank of Marin Bancorp	3,614	112
Bank of NT Butterfield & Son Ltd/The	11,500	375
Bank OZK	24,970	1,012
BankUnited Inc	17,096	633
Banner Corp	8,151	495
Bar Harbor Bankshares	2,850	81
BayCom Corp	3,000	56
BCB Bancorp Inc	3,200	58
Berkshire Hills Bancorp Inc	10,991	310
BGC Partners Inc, Cl A	72,536	292
Blackstone Inc, Cl A	155,000	14,561
Blackstone Mortgage Trust Inc, Cl A ‡	37,600	1,090
Blucora Inc *	10,529	211
Blue Foundry Bancorp *	6,000	68
Blue Owl Capital Inc, Cl A (A)	92,300	1,025
Blue Ridge Bankshares Inc	3,700	54
BOK Financial Corp	6,782	603
Bread Financial Holdings Inc	11,300	434
Bridgewater Bancshares Inc *	6,100	105
Bright Health Group *	11,100	17

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Brighthouse Financial Inc *	15,900	$756
Brightsphere Investment Group Inc	7,363	126
BrightSpire Capital, Cl A	21,794	183
Broadmark Realty Capital	30,500	197
Brookline Bancorp Inc	16,574	207
BRP Group Inc, Cl A *	13,300	418
Business First Bancshares Inc	4,300	101
Byline Bancorp Inc	5,970	130
Cadence Bank	38,931	992
Cambridge Bancorp	1,500	123
Camden National Corp	3,058	138
Cannae Holdings Inc *	18,662	403
Capital Bancorp Inc	1,900	47
Capital City Bank Group Inc	2,861	91
Capitol Federal Financial Inc	28,287	256
Capstar Financial Holdings Inc	2,400	48
Carlyle Group Inc/The	47,000	1,529
Carter Bankshares Inc *	7,100	117
Cathay General Bancorp	16,915	709
CBTX Inc	3,600	107
Central Pacific Financial Corp	6,810	148
Chimera Investment Corp ‡	53,665	456
Citizens & Northern Corp	3,540	85
City Holding Co	3,685	313
Civista Bancshares Inc	3,400	72
Claros Mortgage Trust	21,600	369
CNA Financial Corp	6,675	257
CNB Financial Corp/PA	1,948	51
CNO Financial Group Inc	27,425	505
Coastal Financial Corp/WA *	1,900	76
Cohen & Steers Inc	5,536	395
Coinbase Global Inc, Cl A *(A)	33,800	2,258
Colony Bankcorp Inc	3,700	52
Columbia Banking System Inc	18,029	540
Columbia Financial Inc *	8,700	186
Commerce Bancshares Inc/MO	24,290	1,670
Community Bank System Inc	12,351	808
Community Trust Bancorp Inc	3,393	143
Compass Diversified Holdings	14,400	300
ConnectOne Bancorp Inc	8,383	210
Cowen Inc, Cl A	5,930	228
Crawford & Co, Cl A	5,700	35
Credit Acceptance Corp *(A)	1,512	805
CrossFirst Bankshares Inc *	11,500	152
Cullen/Frost Bankers Inc	12,905	1,677
Curo Group Holdings Corp	4,500	30
Customers Bancorp Inc *	6,770	235
CVB Financial Corp	28,179	739
Diamond Hill Investment Group Inc	654	112
Dime Community Bancshares Inc	7,729	242
Donegal Group Inc, Cl A	2,500	36
Donnelley Financial Solutions Inc *	5,132	218

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Dynex Capital Inc	5,397	$84
Eagle Bancorp Inc	7,306	355
East West Bancorp Inc	31,366	2,264
Eastern Bankshares Inc	33,800	656
eHealth Inc *	5,874	38
Ellington Financial Inc	13,700	201
Employers Holdings Inc	5,074	199
Enact Holdings	7,000	178
Encore Capital Group Inc *	5,675	310
Enova International Inc *	8,166	285
Enstar Group Ltd *	2,351	445
Enterprise Bancorp Inc/MA	2,848	92
Enterprise Financial Services Corp	8,765	401
Equitable Holdings Inc	83,600	2,487
Equity Bancshares Inc, Cl A	3,900	122
Erie Indemnity Co, Cl A	5,587	1,201
Esquire Financial Holdings Inc	1,600	60
Essent Group Ltd	22,400	896
Evercore Inc, Cl A	8,776	822
EZCORP Inc, Cl A *	11,257	98
Farmers & Merchants Bancorp Inc/Archbold OH	3,200	91
Farmers National Banc Corp	6,800	97
FB Financial Corp	7,502	297
Federal Agricultural Mortgage Corp, Cl C	1,988	217
Federated Hermes Inc, Cl B	19,770	673
Fidelity National Financial Inc	59,466	2,325
Finance of America, Cl A *	7,100	9
Financial Institutions Inc	3,243	84
First American Financial Corp	23,072	1,234
First Bancorp Inc/The	3,052	89
First BanCorp/Puerto Rico	45,416	650
First Bancorp/Southern Pines NC	7,645	278
First Bancshares Inc/The	4,600	138
First Bank	3,700	55
First Busey Corp	12,392	285
First Business Financial Services Inc	1,800	60
First Citizens BancShares Inc/NC, Cl A	2,702	2,194
First Commonwealth Financial Corp	22,901	309
First Community Bankshares Inc	4,442	140
First Financial Bancorp	20,633	445
First Financial Bankshares Inc	27,912	1,187
First Financial Corp/IN	2,412	112
First Foundation Inc	9,100	173
First Hawaiian Inc	29,100	748
First Horizon Corp	117,425	2,656
First Internet Bancorp	2,200	81
First Interstate BancSystem Inc, Cl A	21,016	846
First Merchants Corp	13,118	522
First Mid Bancshares Inc	3,572	126
First of Long Island Corp/The	4,995	92
First Western Financial *	1,800	48

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
FirstCash Holdings	9,020	$703
Five Star Bancorp	2,800	71
Flagstar Bancorp Inc	11,700	451
Flushing Financial Corp	6,070	125
FNB Corp/PA	73,989	882
Focus Financial Partners Inc, Cl A *	12,800	501
Franklin BSP Realty Trust	20,154	260
Fulton Financial Corp	35,712	580
FVCBankcorp Inc *	2,700	52
GAMCO Investors Inc, Cl A	1,931	39
GCM Grosvenor	10,000	79
Genworth Financial Inc, Cl A *	118,100	498
German American Bancorp Inc	6,166	232
Glacier Bancorp Inc	24,575	1,245
Goosehead Insurance Inc, Cl A *	4,100	213
Granite Point Mortgage Trust Inc	10,941	103
Great Southern Bancorp Inc	2,499	147
Green Dot Corp, Cl A *	12,455	253
Greenlight Capital Re Ltd, Cl A *	6,409	51
Guaranty Bancshares Inc/TX	1,500	52
Hamilton Lane Inc, Cl A	8,000	557
Hancock Whitney Corp	19,414	936
Hanmi Financial Corp	6,878	170
Hannon Armstrong Sustainable Infrastructure Capital Inc	19,300	763
Hanover Insurance Group Inc/The	7,517	973
HarborOne Bancorp Inc	10,720	146
HBT Financial Inc	2,200	40
HCI Group Inc	1,115	53
Heartland Financial USA Inc	9,475	423
Heritage Commerce Corp	13,600	154
Heritage Financial Corp/WA	8,071	210
Hilltop Holdings Inc	14,700	388
Hingham Institution For Savings The	300	89
Home Bancorp Inc	1,800	70
Home BancShares Inc/AR	42,932	1,010
Home Point Capital	1,600	4
HomeStreet Inc	4,372	152
HomeTrust Bancshares Inc	4,102	95
Hope Bancorp Inc	26,995	391
Horace Mann Educators Corp	9,814	351
Horizon Bancorp Inc/IN	9,425	178
Houlihan Lokey Inc, Cl A	11,600	911
Independent Bank Corp	10,420	815
Independent Bank Corp/MI	5,400	111
Independent Bank Group Inc	8,402	566
Interactive Brokers Group Inc, Cl A	21,127	1,301
International Bancshares Corp	12,050	503
Invesco Mortgage Capital Inc	8,009	127
Investors Title Co	400	59
Jackson Financial, Cl A	17,500	547
James River Group Holdings Ltd	8,200	195

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Janus Henderson Group PLC	30,600	$716
Jefferies Financial Group Inc	46,500	1,492
John Marshall Bancorp	2,700	68
Kearny Financial Corp/MD	17,129	195
Kemper Corp	13,873	638
Kinsale Capital Group Inc	4,800	1,217
KKR & Co Inc	127,063	6,424
KKR Real Estate Finance Trust Inc	9,300	179
Ladder Capital Corp, Cl A ‡	25,162	278
Lakeland Bancorp Inc	13,393	218
Lakeland Financial Corp	5,757	434
Lazard Ltd, Cl A (A)	20,031	728
Lemonade Inc *(A)	8,200	181
LendingClub Corp *	22,600	295
LendingTree Inc *	2,700	82
Live Oak Bancshares Inc	7,300	265
LPL Financial Holdings Inc	17,562	3,887
Luther Burbank Corp	4,422	58
Macatawa Bank Corp	5,200	50
Markel Corp *	2,933	3,502
MBIA Inc *	10,982	129
Mercantile Bank Corp	3,557	118
Merchants Bancorp/IN	3,300	89
Mercury General Corp	5,978	191
Metrocity Bankshares Inc	3,800	76
Metropolitan Bank Holding Corp *	2,100	150
MFA Financial Inc	25,224	276
MGIC Investment Corp	65,418	935
Mid Penn Bancorp Inc	3,200	93
Midland States Bancorp Inc	5,600	141
MidWestOne Financial Group Inc	3,169	97
Moelis & Co, Cl A	13,700	571
Moneylion *	32,500	46
Morningstar Inc	5,520	1,259
Mr Cooper Group Inc *	15,071	638
MVB Financial Corp	2,400	77
National Bank Holdings Corp, Cl A	6,400	257
National Western Life Group Inc, Cl A	510	97
Navient Corp	25,600	394
NBT Bancorp Inc	10,108	392
Nelnet Inc, Cl A	2,731	230
NerdWallet, Cl A *	5,800	60
New York Community Bancorp Inc	104,039	1,019
New York Mortgage Trust Inc ‡	90,238	253
NI Holdings Inc *	2,300	30
Nicolet Bankshares Inc *	2,200	168
NMI Holdings Inc, Cl A *	19,100	392
Northeast Bank	1,500	58
Northfield Bancorp Inc	10,205	150
Northwest Bancshares Inc	27,479	387
OceanFirst Financial Corp	13,468	262
OFG Bancorp	10,925	297

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Old National Bancorp/IN	64,761	$1,081
Old Republic International Corp	62,744	1,370
Old Second Bancorp Inc	10,100	139
OneMain Holdings Inc, Cl A	26,900	940
Open Lending, Cl A *	23,800	231
Oportun Financial Corp *	5,900	30
Oppenheimer Holdings Inc, Cl A	2,164	79
Orchid Island Capital, Cl A	7,420	100
Orchid Island Capital Inc, Cl A ‡(A)	–	—
Origin Bancorp Inc	5,000	204
Orrstown Financial Services Inc	700	18
Oscar Health, Cl A *	30,800	204
Pacific Premier Bancorp Inc	21,036	689
PacWest Bancorp	26,712	703
Palomar Holdings Inc, Cl A *	5,600	444
Park National Corp	3,305	436
Pathward Financial	6,100	201
PCB Bancorp	2,600	49
PCSB Financial Corp	5,000	93
Peapack-Gladstone Financial Corp	4,854	163
PennyMac Financial Services Inc	7,000	372
PennyMac Mortgage Investment Trust ‡	22,663	337
Peoples Bancorp Inc/OH	5,572	167
Peoples Financial Services Corp	1,600	78
Perella Weinberg Partners, Cl A	10,900	78
Pinnacle Financial Partners Inc	16,927	1,366
Pioneer Bancorp *	2,700	25
Piper Sandler Cos	3,977	456
PJT Partners Inc	5,200	360
Popular Inc	16,656	1,286
PRA Group Inc *	9,758	360
Preferred Bank/Los Angeles CA	3,037	206
Premier Financial Corp	8,976	243
Primerica Inc	8,529	1,081
Primis Financial Corp	6,000	79
ProAssurance Corp	11,625	249
Professional Holding, Cl A *	2,900	81
PROG Holdings Inc *	9,978	185
Prosperity Bancshares Inc	19,235	1,363
Provident Bancorp Inc	3,500	51
Provident Financial Services Inc	16,778	390
Pzena Investment Management Inc, Cl A	6,300	60
QCR Holdings Inc	3,900	218
Radian Group Inc	36,348	767
RBB Bancorp	2,600	57
Ready Capital Corp	15,432	202
Red River Bancshares Inc	1,200	61
Redwood Trust Inc ‡	27,405	212
Regional Management Corp	1,700	57
Reinsurance Group of America Inc, Cl A	14,816	1,857
RenaissanceRe Holdings Ltd	9,706	1,313
Renasant Corp	12,460	415

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Republic Bancorp Inc/KY, Cl A	1,998	$85
Republic First Bancorp Inc *	9,800	31
Rithm Capital Corp ‡	99,188	935
RLI Corp	8,282	909
Robinhood Markets Inc, Cl A *(A)	127,300	1,216
Rocket Cos Inc, Cl A (A)	21,000	166
Ryan Specialty Holdings Inc, Cl A *	19,000	805
S&T Bancorp Inc	8,332	247
Safety Insurance Group Inc	3,131	282
Sandy Spring Bancorp Inc	10,110	389
Sculptor Capital Management Inc, Cl A	5,700	54
Seacoast Banking Corp of Florida	12,398	401
SEI Investments Co †	23,119	1,265
Selective Insurance Group Inc	13,184	1,047
Selectquote Inc *	28,700	32
ServisFirst Bancshares Inc	10,600	894
Shore Bancshares Inc	2,000	38
Sierra Bancorp	2,978	62
Silvergate Capital Corp, Cl A *	7,000	638
Simmons First National Corp, Cl A	28,353	669
SiriusPoint Ltd *	20,200	90
SLM Corp	59,820	914
SmartFinancial Inc	3,100	78
SoFi Technologies Inc *(A)	181,800	1,076
South Plains Financial Inc	2,400	65
Southern First Bancshares Inc *	1,491	64
Southern Missouri Bancorp Inc	1,900	100
Southside Bancshares Inc	6,762	255
SouthState Corp	16,584	1,294
Starwood Property Trust Inc ‡	64,880	1,488
StepStone Group Inc, Cl A	10,500	287
Stewart Information Services Corp	5,841	296
Stifel Financial Corp	23,373	1,386
Stock Yards Bancorp Inc	6,502	431
StoneX Group Inc *	3,768	350
Summit Financial Group Inc	2,600	74
Synovus Financial Corp	31,992	1,285
Texas Capital Bancshares Inc *	11,423	674
TFS Financial Corp	12,343	177
Third Coast Bancshares *	800	15
Tiptree Inc	5,100	61
Tompkins Financial Corp	3,505	251
Towne Bank/Portsmouth VA	15,967	455
TPG RE Finance Trust Inc	14,400	133
Tradeweb Markets Inc, Cl A	24,500	1,705
Trean Insurance Group Inc *	3,800	17
TriCo Bancshares	6,909	326
Triumph Bancorp Inc *	5,200	322
Trupanion Inc *	8,600	607
TrustCo Bank Corp NY	4,325	144
Trustmark Corp	14,539	459
Two Harbors Investment Corp ‡	80,442	390

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
UMB Financial Corp	10,045	$899
Umpqua Holdings Corp	49,531	879
United Bankshares Inc/WV	29,256	1,085
United Community Banks Inc/GA	23,818	799
United Fire Group Inc	4,171	123
Universal Insurance Holdings Inc	5,900	70
Univest Financial Corp	7,415	184
Unum Group	44,500	1,684
Upstart Holdings Inc *(A)	17,000	440
UWM Holdings Corp (A)	20,000	72
Valley National Bancorp	96,768	1,124
Value Line Inc	300	25
Velocity Financial *	1,800	21
Veritex Holdings Inc	10,839	326
Victory Capital Holdings Inc, Cl A	2,200	59
Virtu Financial Inc, Cl A	22,500	517
Virtus Investment Partners Inc	1,658	317
Voya Financial Inc	22,500	1,384
Walker & Dunlop Inc	6,423	645
Washington Federal Inc	15,436	494
Washington Trust Bancorp Inc	3,870	196
Waterstone Financial Inc	4,000	69
Webster Financial Corp	39,629	1,865
WesBanco Inc	14,009	479
West BanCorp Inc	3,785	93
Westamerica BanCorp	6,155	344
Western Alliance Bancorp	23,461	1,800
White Mountains Insurance Group Ltd	662	907
Wintrust Financial Corp	13,249	1,117
WisdomTree Investments Inc	34,575	173
World Acceptance Corp *	976	113
WSFS Financial Corp	14,612	706

		217,345
Health Care — 12.8%
10X Genomics Inc, Cl A *	20,600	680
1Life Healthcare Inc *	37,400	644
23andMe Holding, Cl A *	45,800	154
2seventy bio Inc *	4,800	71
4D Molecular Therapeutics Inc *	7,700	61
AbCellera Biologics Inc *	48,100	514
Absci Corp *(A)	16,500	56
Acadia Healthcare Co Inc *	19,787	1,621
ACADIA Pharmaceuticals Inc *	26,900	442
Accolade Inc *	11,200	114
Aclaris Therapeutics Inc *	11,100	177
Adagio Therapeutics Inc *(A)	4,500	21
AdaptHealth Corp, Cl A *	15,400	277
Adaptive Biotechnologies Corp *	23,700	211
Addus HomeCare Corp *	3,600	321
Adicet Bio Inc *	4,500	64
ADMA Biologics Inc *	23,300	63

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Aerie Pharmaceuticals Inc *	11,900	$180
Aerovate Therapeutics *(A)	2,200	44
Affimed NV *	27,377	72
Agenus Inc *	57,300	155
Agiliti *	6,100	98
agilon health Inc *	39,500	821
Agios Pharmaceuticals Inc *	12,800	326
AirSculpt Technologies	1,400	12
Akero Therapeutics Inc *	7,000	82
Akoya Biosciences *	1,600	18
Albireo Pharma Inc *	2,900	51
Alector Inc *	13,000	135
Alignment Healthcare *	17,000	259
Alkermes PLC *	36,653	868
Allogene Therapeutics Inc *	20,200	277
Allovir *	7,300	55
Allscripts Healthcare Solutions Inc *	27,353	465
Alnylam Pharmaceuticals Inc *	26,789	5,536
Alpha Teknova *	1,500	7
Alphatec Holdings Inc *	18,300	139
Alpine Immune Sciences Inc *	2,500	19
ALX Oncology Holdings Inc *	4,300	56
Amedisys Inc *	7,371	873
American Well Corp, Cl A *	43,300	197
Amicus Therapeutics Inc *	59,100	664
AMN Healthcare Services Inc *	9,909	1,017
Amneal Pharmaceuticals Inc *	23,588	51
Amphastar Pharmaceuticals Inc *	8,300	246
Amylyx Pharmaceuticals *	200	5
AnaptysBio Inc *	4,800	111
Anavex Life Sciences Corp *	15,300	147
AngioDynamics Inc *	8,570	190
ANI Pharmaceuticals Inc *	2,500	92
Anika Therapeutics Inc *	3,070	69
Apellis Pharmaceuticals Inc *	20,400	1,234
Apollo Medical Holdings Inc *	8,600	371
Arbutus Biopharma Corp *	16,700	37
Arcellx Inc *	4,700	84
Arcturus Therapeutics Holdings Inc *	5,500	77
Arcus Biosciences Inc *	10,600	255
Arcutis Biotherapeutics Inc *	7,000	189
Arrowhead Pharmaceuticals Inc *	23,400	929
Artivion *	8,545	189
Arvinas Inc *	10,700	453
Atara Biotherapeutics Inc *	20,600	83
Atea Pharmaceuticals Inc *	15,000	113
Athira Pharma *	4,800	16
AtriCure Inc *	10,320	471
Atrion Corp	330	199
Aura Biosciences *(A)	1,200	16
Aurinia Pharmaceuticals *	31,700	233
Avanos Medical Inc *	11,100	273

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Avantor Inc *	134,051	$3,339
Aveanna Healthcare Holdings Inc *	10,800	20
Avid Bioservices Inc *	13,800	238
Avidity Biosciences Inc *	9,500	186
Axogen Inc *	9,085	85
Axonics Inc *	10,500	759
Axsome Therapeutics Inc *	6,500	415
Azenta Inc	17,203	907
Beam Therapeutics Inc *	13,500	737
Berkeley Lights Inc *	10,700	39
BioCryst Pharmaceuticals Inc *	41,300	574
Biohaven Pharmaceutical Holding Co Ltd *	13,500	2,016
BioLife Solutions Inc *	7,900	187
BioMarin Pharmaceutical Inc *	40,646	3,626
Bionano Genomics *(A)	63,500	157
Bioventus, Cl A *	6,639	49
Bioxcel Therapeutics Inc *(A)	3,900	53
Bluebird Bio Inc *	14,400	84
Blueprint Medicines Corp *	13,200	967
Bridgebio Pharma *	22,935	241
Brookdale Senior Living Inc, Cl A *	42,209	186
Bruker Corp	24,732	1,385
Butterfly Network *(A)	31,800	198
C4 Therapeutics Inc *	8,100	82
Cano Health Inc *	40,300	249
Cara Therapeutics Inc *	9,400	97
Cardiovascular Systems Inc *	8,425	111
CareDx Inc *	11,500	225
CareMax *	13,900	95
Caribou Biosciences *	15,100	149
Cassava Sciences *(A)	8,700	224
Castle Biosciences Inc *	4,600	133
Catalyst Pharmaceuticals Inc *	23,400	317
Celldex Therapeutics Inc *	10,300	313
Century Therapeutics *(A)	2,500	26
Cerevel Therapeutics Holdings Inc *	12,400	361
Certara Inc *	23,764	372
Cerus Corp *	38,497	158
Change Healthcare Inc *	55,800	1,371
Chemed Corp	3,245	1,545
ChemoCentryx Inc *	14,200	724
Chimerix Inc *	20,300	45
Chinook Therapeutics Inc *	8,760	182
CinCor Pharma Inc *	2,700	91
Clover Health Investments, Cl A *	93,800	245
Codexis Inc *	13,961	98
Cogent Biosciences Inc *	7,900	130
Coherus Biosciences Inc *	14,800	165
Collegium Pharmaceutical Inc *	7,800	137
Community Health Systems Inc *	28,329	75
Computer Programs and Systems Inc *	3,302	101
CONMED Corp	6,708	594

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Convey Health Solutions Holdings *	2,900	$30
Corcept Therapeutics Inc *	19,200	496
CorVel Corp *	1,934	301
Covetrus Inc *	23,600	493
Crinetics Pharmaceuticals Inc *	10,300	194
Cross Country Healthcare Inc *	9,179	233
CryoPort Inc *	9,400	307
CTI BioPharma Corp *	23,900	150
Cue Health *(A)	26,000	87
Cullinan Oncology *	7,700	104
Cutera Inc *	3,900	186
Cytek Biosciences *	22,300	260
Cytokinetics Inc *	18,200	964
Day One Biopharmaceuticals *	2,800	66
Deciphera Pharmaceuticals Inc *	8,900	144
Definitive Healthcare Corp, Cl A *	7,300	147
Denali Therapeutics Inc *	22,200	614
Design Therapeutics *	7,800	158
DICE Therapeutics Inc *(A)	6,400	100
DocGo Inc *	20,500	209
Doximity Inc, Cl A *(A)	22,100	734
Dynavax Technologies Corp, Cl A *	23,889	274
Dyne Therapeutics *	6,100	60
Eagle Pharmaceuticals Inc/DE *	2,700	88
Edgewise Therapeutics Inc *	8,300	84
Editas Medicine Inc, Cl A *	15,400	226
Eiger BioPharmaceuticals Inc *	5,600	46
Elanco Animal Health Inc *	98,800	1,495
Embecta Corp	13,100	418
Emergent BioSolutions Inc *	10,984	264
Enanta Pharmaceuticals Inc *	4,700	286
Encompass Health Corp	21,741	1,056
Enhabit Inc *	10,870	180
Enovis Corp *	10,663	540
Ensign Group Inc/The	12,036	1,027
Envista Holdings Corp *	35,600	1,320
EQRx *(A)	34,500	169
Erasca Inc *(A)	14,600	132
Esperion Therapeutics Inc *(A)	13,600	101
Evolent Health Inc, Cl A *	17,000	625
Evolus Inc *	11,000	106
Exact Sciences Corp *	38,826	1,380
Exelixis Inc *	70,100	1,244
EyePoint Pharmaceuticals *	4,500	45
Fate Therapeutics Inc *	18,600	486
FibroGen Inc *	19,000	236
Figs Inc, Cl A *	24,600	284
Foghorn Therapeutics *	4,200	42
Forma Therapeutics Holdings Inc *	7,600	102
Fulcrum Therapeutics Inc *(A)	5,100	38
Fulgent Genetics Inc *	4,700	204
Generation Bio Co *	9,900	51

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Geron Corp *	71,070	$188
Glaukos Corp *	10,349	502
Global Blood Therapeutics Inc *	13,901	944
Globus Medical Inc, Cl A *	18,000	1,065
Gossamer Bio Inc *	13,600	190
Guardant Health Inc *	21,800	1,091
Haemonetics Corp *	11,447	859
Halozyme Therapeutics Inc *	29,958	1,220
Hanger Inc *	10,000	186
Harmony Biosciences Holdings Inc *	5,300	233
Health Catalyst Inc *	12,300	148
HealthEquity Inc *	18,300	1,209
HealthStream Inc *	5,964	132
Heron Therapeutics Inc *	20,900	85
Heska Corp *	2,200	200
Hims & Hers Health *	31,500	200
Horizon Therapeutics Plc *	49,103	2,907
Icosavax *(A)	2,900	14
ICU Medical Inc *	4,527	720
Ideaya Biosciences *	7,400	73
IGM Biosciences Inc *	1,200	23
Imago Biosciences *	4,700	68
ImmunityBio *(A)	13,700	55
ImmunoGen Inc *	50,852	295
Immunovant Inc *	10,200	53
Inari Medical Inc *	11,100	770
Inhibrx Inc *	6,100	108
Innovage Holding Corp *	3,900	14
Innoviva Inc *	14,609	192
Inogen Inc *	4,100	117
Inotiv Inc *	2,800	55
Inovio Pharmaceuticals Inc *(A)	42,500	97
Insmed Inc *	26,900	662
Inspire Medical Systems Inc *	5,900	1,130
Instil Bio Inc *	11,600	60
Insulet Corp *	15,208	3,885
Integer Holdings Corp *	7,530	475
Integra LifeSciences Holdings Corp *	15,204	725
Intellia Therapeutics Inc *	17,000	1,021
Intercept Pharmaceuticals Inc *	5,876	102
Intra-Cellular Therapies Inc *	20,700	1,040
Invitae Corp *(A)	45,000	137
Ionis Pharmaceuticals Inc *	30,694	1,305
Iovance Biotherapeutics Inc *	35,200	377
iRadimed Corp	1,100	37
iRhythm Technologies Inc *	6,300	929
Ironwood Pharmaceuticals Inc, Cl A *	34,254	369
iTeos Therapeutics Inc *	4,600	102
IVERIC bio Inc *	25,300	249
Janux Therapeutics *(A)	2,800	30
Jazz Pharmaceuticals PLC *	13,500	2,095
Joint Corp/The *	3,000	55

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Jounce Therapeutics Inc *	7,600	$28
KalVista Pharmaceuticals Inc *	4,700	77
Karuna Therapeutics Inc *	6,200	1,581
Karyopharm Therapeutics Inc *	16,200	82
Keros Therapeutics *	3,600	127
Kezar Life Sciences Inc *	7,900	81
Kiniksa Pharmaceuticals Ltd, Cl A *	6,700	79
Kinnate Biopharma *	7,700	112
Kodiak Sciences Inc *	7,600	76
Kronos Bio *	8,400	34
Krystal Biotech Inc *	4,300	301
Kura Oncology Inc *	13,700	190
Kymera Therapeutics *	7,600	215
Lantheus Holdings Inc *	14,700	1,158
LeMaitre Vascular Inc	4,200	207
Lexicon Pharmaceuticals Inc *	17,105	47
LHC Group Inc *	6,347	1,025
LifeStance Health Group *(A)	13,300	84
Ligand Pharmaceuticals Inc *	3,428	317
Liquidia Technologies Inc *	10,700	62
LivaNova PLC *	11,200	630
Lyell Immunopharma *(A)	33,800	226
MacroGenics Inc *	12,600	50
Madrigal Pharmaceuticals Inc *	2,700	195
MannKind Corp *	56,200	205
Maravai LifeSciences Holdings Inc, Cl A *	25,018	522
Masimo Corp *	11,093	1,629
MaxCyte Inc *	20,500	107
Medpace Holdings Inc *	6,100	900
MeiraGTx Holdings PLC *	6,700	56
Meridian Bioscience Inc *	10,041	327
Merit Medical Systems Inc *	12,575	745
Mersana Therapeutics Inc *	15,600	117
Mesa Laboratories Inc	1,100	188
MiMedx Group Inc *	26,300	93
Mirati Therapeutics Inc *	9,700	786
Mirum Pharmaceuticals Inc *	3,700	92
ModivCare Inc *	2,458	266
Monte Rosa Therapeutics *(A)	8,900	71
Morphic Holding Inc *	4,500	124
Multiplan *(A)	84,900	299
Myriad Genetics Inc *	18,426	412
NanoString Technologies Inc *	10,000	136
Nano-X Imaging, Cl X *(A)	11,200	149
Natera Inc *	18,900	931
National HealthCare Corp	2,994	208
National Research Corp, Cl A	3,212	110
Nektar Therapeutics, Cl A *	40,700	160
Neogen Corp *(A)	24,212	506
NeoGenomics Inc *	25,500	256
Neurocrine Biosciences Inc *	20,800	2,176
Nevro Corp *	7,800	354

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
NextGen Healthcare Inc *	13,015	$223
NGM Biopharmaceuticals Inc *	7,200	102
Nkarta Inc *	7,474	108
Novavax Inc *(A)	17,168	567
Novocure Ltd *	22,600	1,856
Nurix Therapeutics Inc *	10,000	157
Nuvalent, Cl A *	2,300	39
NuVasive Inc *	11,678	496
Nuvation Bio *(A)	34,000	95
Oak Street Health Inc *	26,600	697
Ocugen *(A)	43,100	111
Ocular Therapeutix Inc *	18,400	93
Omnicell Inc *	9,312	953
OPKO Health Inc *	93,184	203
OptimizeRx Corp *	4,000	63
Option Care Health Inc *	31,727	982
OraSure Technologies Inc *	19,939	82
Organogenesis Holdings Inc, Cl A *	12,321	44
Orthofix Medical Inc *	3,940	78
OrthoPediatrics Corp *	2,800	137
Outlook Therapeutics *(A)	18,700	21
Outset Medical Inc *	10,800	198
Owens & Minor Inc	16,439	485
Pacific Biosciences of California Inc *(A)	43,700	256
Pacira BioSciences Inc *	9,945	522
Paragon 28 Inc *(A)	11,500	202
Patterson Cos Inc	19,200	535
Pediatrix Medical Group Inc *	17,356	309
Pennant Group Inc/The *	6,468	101
Penumbra Inc *	7,800	1,281
Perrigo Co PLC	30,800	1,153
PetIQ Inc, Cl A *	6,000	56
Phathom Pharmaceuticals Inc *(A)	5,900	50
Phibro Animal Health Corp, Cl A	4,800	71
Phreesia Inc *	11,200	287
PMV Pharmaceuticals Inc *(A)	6,200	86
Point Biopharma Global Inc, Cl A *	19,100	186
Praxis Precision Medicines Inc *	8,800	27
Precigen Inc *	21,300	47
Premier Inc, Cl A	25,300	892
Prestige Consumer Healthcare Inc *	11,279	571
Privia Health Group Inc *	9,600	382
PROCEPT BioRobotics Corp *	6,300	255
Progyny Inc *	17,000	684
Prometheus Biosciences Inc *	6,900	361
Protagonist Therapeutics Inc *	10,100	88
Prothena Corp PLC *	8,200	226
Provention Bio *	10,100	44
PTC Therapeutics Inc *	15,600	779
Pulmonx Corp *	6,600	121
QIAGEN NV *	50,383	2,289
Quanterix Corp *	7,000	65

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Quantum-Si *(A)	21,500	$67
QuidelOrtho Corp *	10,571	838
R1 RCM *	30,600	669
RadNet Inc *	11,000	221
Rallybio *(A)	7,400	82
RAPT Therapeutics Inc *	5,700	152
Reata Pharmaceuticals Inc, Cl A *	5,900	141
Recursion Pharmaceuticals, Cl A *	24,700	260
REGENXBIO Inc *	9,300	274
Relay Therapeutics Inc *	15,500	356
Relmada Therapeutics Inc *	4,600	134
Repligen Corp *	12,222	2,681
Replimune Group Inc *	7,600	145
Revance Therapeutics Inc *	15,800	314
REVOLUTION Medicines Inc *	12,700	265
Rigel Pharmaceuticals Inc *	37,059	53
Rocket Pharmaceuticals Inc *	8,600	133
Royalty Pharma PLC, Cl A	80,500	3,366
RxSight *	900	11
Sage Therapeutics Inc *	10,100	380
Sana Biotechnology Inc *(A)	18,300	125
Sangamo Therapeutics Inc *	28,370	153
Sarepta Therapeutics Inc *	18,700	2,045
Schrodinger Inc/United States *	12,200	335
Seagen Inc *	30,100	4,644
SeaSpine Holdings Corp *	9,400	60
Seer Inc, Cl A *	8,800	89
Select Medical Holdings Corp	24,865	638
Sema4 Holdings *	35,500	36
Senseonics Holdings Inc *(A)	96,400	172
Seres Therapeutics Inc *	15,900	82
Shockwave Medical Inc *	8,000	2,375
SI-BONE Inc *	7,300	120
SIGA Technologies Inc	10,000	151
Sight Sciences Inc *	2,400	17
Signify Health Inc, Cl A *	16,000	446
Silk Road Medical Inc *	7,600	303
Simulations Plus Inc	3,900	234
Singular Genomics Systems Inc *	2,500	7
SomaLogic *	37,300	137
Sorrento Therapeutics Inc *(A)	86,600	178
Sotera Health Co *	23,224	393
SpringWorks Therapeutics Inc *	6,700	186
STAAR Surgical Co *	10,778	1,020
Stoke Therapeutics Inc *	4,300	65
Supernus Pharmaceuticals Inc *	11,300	387
Surgery Partners Inc *	8,100	223
Surmodics Inc *	3,044	103
Sutro Biopharma Inc *	9,400	53
Syndax Pharmaceuticals Inc *	10,100	238
Syneos Health Inc, Cl A *	22,700	1,365
Tactile Systems Technology Inc *	4,900	40

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Talaris Therapeutics *	6,800	$23
Tandem Diabetes Care Inc *	14,100	645
Tarsus Pharmaceuticals *	2,600	40
Teladoc Health Inc *	34,840	1,082
Tenaya Therapeutics *	3,000	13
Tenet Healthcare Corp *	22,900	1,294
TG Therapeutics Inc *	29,500	210
Theravance Biopharma Inc *	12,845	116
Theseus Pharmaceuticals *(A)	2,500	17
TransMedics Group Inc *	6,200	323
Travere Therapeutics Inc *	13,800	369
Treace Medical Concepts Inc *	9,000	180
Tricida Inc *	3,800	48
Twist Bioscience Corp *	11,200	449
Tyra Biosciences *	2,600	17
UFP Technologies Inc *	1,800	167
Ultragenyx Pharmaceutical Inc *	14,900	711
United Therapeutics Corp *	10,064	2,281
US Physical Therapy Inc	2,826	233
Utah Medical Products Inc	1,000	92
Vanda Pharmaceuticals Inc *	11,800	125
Varex Imaging Corp *	8,600	181
Vaxart *(A)	29,300	91
Vaxcyte Inc *	10,300	269
VBI Vaccines Inc *	36,900	33
Veeva Systems Inc, Cl A *	30,993	6,178
Ventyx Biosciences *	2,300	47
Vera Therapeutics, Cl A *	1,500	33
Veracyte Inc *	16,300	333
Vericel Corp *	10,600	264
Verve Therapeutics *(A)	7,100	272
ViewRay Inc *	29,700	102
Vir Biotechnology Inc *	16,500	392
Viridian Therapeutics *	6,000	133
VistaGen Therapeutics *	53,300	10
Xencor Inc *	13,200	348
Y-mAbs Therapeutics Inc *	8,800	142
Zentalis Pharmaceuticals *	8,400	225
Zimvie Inc *	4,800	73
Zynex Inc	4,180	37

		179,482
Industrials — 14.6%
AAON Inc	9,350	537
AAR Corp *	7,429	319
ABM Industries Inc	15,455	717
ACCO Brands Corp	22,029	131
Acuity Brands Inc	7,525	1,234
ACV Auctions Inc, Cl A *	27,900	237
Advanced Drainage Systems Inc	13,600	1,845
AECOM	29,548	2,161
Aerojet Rocketdyne Holdings Inc *	16,579	714

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
AeroVironment Inc *	5,125	$454
AerSale Corp *	1,900	37
AGCO Corp	13,523	1,470
Air Lease Corp, Cl A	21,931	797
Air Transport Services Group Inc *	14,036	423
Alamo Group Inc	2,335	305
Albany International Corp, Cl A	6,898	608
Alight Inc *	78,500	619
Allegiant Travel Co, Cl A *	3,450	333
Allied Motion Technologies Inc	2,650	93
Allison Transmission Holdings Inc, Cl A	21,476	779
Alta Equipment Group Inc	4,403	52
Altra Industrial Motion Corp	14,589	554
AMERCO	1,900	999
Ameresco Inc, Cl A *	7,079	487
American Woodmark Corp *	3,984	206
API Group *	48,500	754
Apogee Enterprises Inc	3,911	160
Applied Industrial Technologies Inc	7,961	844
ArcBest Corp	5,590	450
Archer Aviation, Cl A *	32,200	114
Arcosa Inc	10,813	632
Argan Inc	2,979	103
Aris Water Solution, Cl A	4,200	71
Armstrong World Industries Inc	9,877	830
Array Technologies Inc *	33,887	708
ASGN Inc *	10,669	1,032
Astec Industries Inc	5,163	197
Astronics Corp *	3,874	36
Astronics Corp, Cl B *	2,395	22
Atkore Inc *	9,500	802
Atlas Air Worldwide Holdings Inc *	6,569	656
Atlas Technical Consultants *	2,900	25
Avis Budget Group Inc *	6,560	1,098
Axon Enterprise Inc *	15,169	1,770
AZEK Co Inc/The, Cl A *	25,400	464
AZZ Inc	5,796	247
Babcock & Wilcox Enterprises *	11,900	95
Barnes Group Inc	11,352	352
Barrett Business Services Inc	1,634	132
Beacon Roofing Supply Inc *	12,570	690
Blade Air Mobility *	12,600	65
Blink Charging *(A)	8,500	182
Bloom Energy Corp, Cl A *	36,900	938
Blue Bird Corp *	4,392	52
BlueLinx Holdings Inc *	1,900	133
Boise Cascade Co	9,070	565
Booz Allen Hamilton Holding Corp, Cl A	29,165	2,791
Brady Corp, Cl A	10,627	495
BrightView Holdings Inc *	9,600	97
Brink's Co/The	10,806	597
Brookfield Business, Cl A (A)	6,500	158

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Builders FirstSource Inc *	38,151	$2,236
BWX Technologies Inc	20,224	1,054
CACI International Inc, Cl A *	5,132	1,441
Cadre Holdings	3,700	94
Caesarstone Ltd	4,600	47
Carlisle Cos Inc	11,277	3,334
Casella Waste Systems Inc, Cl A *	10,491	859
CBIZ Inc *	11,445	500
ChargePoint Holdings Inc *	44,100	717
Chart Industries Inc *	8,072	1,565
Cimpress PLC *	4,299	145
CIRCOR International Inc *	3,715	61
Clarivate PLC *	108,700	1,268
Clean Harbors Inc *	11,076	1,301
Columbus McKinnon Corp/NY	6,165	189
Comfort Systems USA Inc	8,091	812
CompX International Inc	400	10
Concrete Pumping Holdings Inc *	3,900	26
Construction Partners Inc, Cl A *	7,400	216
Copa Holdings SA, Cl A *	7,128	508
Core & Main Inc, Cl A *	12,400	292
CoreCivic Inc *‡	27,302	260
Costamare Inc	11,500	130
CoStar Group Inc *	87,260	6,077
Covenant Logistics Group Inc, Cl A	3,300	93
CRA International Inc	1,705	156
Crane Holdings Co	10,429	984
CSW Industrials Inc	3,300	418
Curtiss-Wright Corp	8,478	1,248
Custom Truck One Source *	14,400	95
Daseke Inc *	7,700	47
Deluxe Corp	10,154	196
Desktop Metal Inc, Cl A *(A)	41,864	133
Donaldson Co Inc	27,346	1,404
Douglas Dynamics Inc	5,222	152
Driven Brands Holdings Inc *	12,800	402
Ducommun Inc *	2,400	106
Dun & Bradstreet Holdings Inc	57,700	822
DXP Enterprises Inc/TX *	4,162	111
Dycom Industries Inc *	6,707	752
Eagle Bulk Shipping Inc	2,913	126
EMCOR Group Inc	11,187	1,330
Encore Wire Corp	4,403	573
Energy Recovery Inc *	10,200	234
Enerpac Tool Group Corp, Cl A	13,942	270
EnerSys	9,683	604
Ennis Inc	5,288	112
Enovix Corp *(A)	22,200	491
EnPro Industries Inc	4,868	441
Esab Corp	10,662	438
ESCO Technologies Inc	5,777	470
ESS Tech *(A)	18,100	80

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Evoqua Water Technologies Corp *	26,340	$924
Exponent Inc	10,972	1,030
Federal Signal Corp	13,747	548
First Advantage Corp *	11,600	161
Flowserve Corp	29,800	908
Fluence Energy Inc, Cl A *(A)	7,300	146
Fluor Corp *	32,400	857
Forrester Research Inc *	2,464	102
Forward Air Corp	6,118	594
Franklin Covey Co *	3,304	157
Franklin Electric Co Inc	10,581	919
Frontier Group Holdings *(A)	9,200	119
FTC Solar *	4,100	17
FTI Consulting Inc *	7,468	1,199
FuelCell Energy *	85,700	359
Gates Industrial Corp PLC *	21,200	227
GATX Corp	8,052	778
Genco Shipping & Trading Ltd	7,300	100
GEO Group Inc/The *	21,385	175
Gibraltar Industries Inc *	7,360	308
Global Industrial Co	2,900	87
GMS Inc *	9,600	463
Golden Ocean Group Ltd (A)	29,000	278
Gorman-Rupp Co/The	5,777	153
Graco Inc	37,305	2,382
GrafTech International Ltd	46,100	271
Granite Construction Inc	10,734	322
Great Lakes Dredge & Dock Corp *	14,980	143
Greenbrier Cos Inc/The	7,123	203
Griffon Corp	8,337	261
GXO Logistics Inc *	24,290	1,078
H&E Equipment Services Inc	7,525	238
Harsco Corp *	16,828	95
Hawaiian Holdings Inc *	12,480	187
Hayward Holdings Inc *	11,600	122
Healthcare Services Group Inc	17,339	244
Heartland Express Inc	9,772	148
HEICO Corp	9,818	1,495
HEICO Corp, Cl A	17,482	2,143
Heidrick & Struggles International Inc	4,552	130
Helios Technologies Inc	7,277	397
Herc Holdings Inc	5,667	638
Heritage-Crystal Clean Inc *	4,400	143
Hertz Global Holdings Inc *(A)	53,400	986
Hexcel Corp	17,998	1,056
Hillenbrand Inc	16,580	691
Hillman Solutions *	32,100	269
HireRight Holdings *	5,200	85
HNI Corp	9,949	318
Hub Group Inc, Cl A *	7,462	596
Hubbell Inc, Cl B	11,889	2,453
Hudson Technologies Inc *	5,300	44

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Huron Consulting Group Inc *	3,911	$262
Hydrofarm Holdings Group *	8,200	28
Hyliion Holdings *(A)	27,400	96
Hyster-Yale Materials Handling Inc	2,002	58
Hyzon Motors *(A)	20,500	44
IAA Inc *	28,929	1,078
ICF International Inc	4,168	423
IES Holdings Inc *	1,700	52
Infrastructure and Energy Alternatives Inc *	8,700	124
Insperity Inc	8,224	897
Insteel Industries Inc	4,141	120
Interface Inc, Cl A	14,045	157
ITT Inc	18,563	1,346
Janus International Group *	20,400	211
JELD-WEN Holding Inc *	21,300	237
JetBlue Airways Corp *	73,481	572
Joby Aviation *(A)	59,800	317
John Bean Technologies Corp	7,231	747
Kadant Inc	2,625	471
Kaman Corp	6,573	208
KAR Auction Services Inc *	26,629	389
Karat Packaging *	1,000	18
KBR Inc	30,745	1,485
Kelly Services Inc, Cl A	7,995	129
Kennametal Inc	19,114	448
Kforce Inc	4,537	248
Kimball International Inc, Cl B	7,025	54
Kirby Corp *	13,726	920
Knight-Swift Transportation Holdings Inc, Cl A	35,227	1,779
Korn Ferry	12,258	747
Kratos Defense & Security Solutions Inc *	24,316	305
Landstar System Inc	8,144	1,194
Legalzoom.com Inc *	21,900	226
Lennox International Inc	7,229	1,736
Li-Cycle Holdings *(A)	32,100	231
Lincoln Electric Holdings Inc	12,433	1,699
Lindsay Corp	2,527	405
Luxfer Holdings PLC	7,600	125
Lyft Inc, Cl A *	65,200	960
Manitowoc Co Inc/The *	7,787	74
ManpowerGroup Inc	11,056	811
ManTech International Corp/VA, Cl A	6,422	616
Markforged Holding *	24,700	60
Marten Transport Ltd	14,229	282
Masonite International Corp *	5,300	434
MasTec Inc *	12,762	1,027
Matson Inc	9,452	696
Matthews International Corp, Cl A	6,813	170
Maxar Technologies Inc	16,324	389
McGrath RentCorp	5,548	469
MDU Resources Group Inc	44,832	1,352

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Mercury Systems Inc *	13,023	$627
Microvast Holdings *(A)	44,900	110
Middleby Corp/The *	12,325	1,773
Miller Industries Inc/TN	2,311	54
MillerKnoll	16,907	468
Montrose Environmental Group Inc *	5,900	237
Moog Inc, Cl A	6,524	489
MRC Global Inc *	18,112	176
MSA Safety Inc	8,444	1,004
MSC Industrial Direct Co Inc, Cl A	10,203	808
Mueller Industries Inc	12,808	809
Mueller Water Products Inc, Cl A	35,912	405
MYR Group Inc *	3,879	360
National Presto Industries Inc	1,091	74
Nikola *(A)	66,200	355
NL Industries Inc	2,000	18
Northwest Pipe Co *	2,600	82
NOW Inc *	25,100	304
NV5 Global Inc *	3,000	422
nVent Electric PLC	35,500	1,170
Omega Flex Inc	600	61
Oshkosh Corp	14,617	1,166
Owens Corning	21,460	1,754
PAM Transportation Services Inc *	1,600	47
Park Aerospace Corp	5,082	58
Parsons Corp *	7,700	319
PGT Innovations Inc *	12,300	257
Pitney Bowes Inc	41,300	120
Planet Labs PBC *	38,700	212
Plug Power Inc *	115,300	3,233
Powell Industries Inc	1,364	34
Preformed Line Products Co	690	54
Primoris Services Corp	13,047	264
Proterra *	52,800	319
Proto Labs Inc *	6,099	234
Quanex Building Products Corp	6,965	155
Radiant Logistics Inc *	12,400	87
RBC Bearings Inc *	6,395	1,539
Regal Rexnord Corp	14,838	2,042
Resideo Technologies Inc *	32,500	677
Resources Connection Inc	6,981	136
REV Group Inc	8,400	97
Rocket Lab USA Inc *	52,300	288
Rush Enterprises Inc, Cl A	9,598	452
Rush Enterprises Inc, Cl B	2,000	101
Ryder System Inc	10,400	795
Safe Bulkers Inc	12,300	39
Saia Inc *	5,692	1,177
Sarcos Technology and Robotics *(A)	17,000	56
Schneider National Inc, Cl B	11,200	256
Science Applications International Corp	12,376	1,127
Sensata Technologies Holding PLC	34,400	1,386

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Shoals Technologies Group Inc, Cl A *	23,300	$614
Shyft Group Inc/The	7,900	189
Simpson Manufacturing Co Inc	9,943	921
SiteOne Landscape Supply Inc *	9,600	1,201
Skillsoft *(A)	9,600	31
SkyWest Inc *	11,322	241
SP Plus Corp *	6,098	202
Spirit AeroSystems Holdings Inc, Cl A	23,575	710
Spirit Airlines Inc *	22,647	514
SPX Technologies *	9,894	565
Standex International Corp	2,729	247
Steelcase Inc, Cl A	20,157	225
Stem *	32,700	514
Stericycle Inc *	20,700	1,037
Sterling Check Corp *	3,600	77
Sterling Infrastructure Inc *	6,300	159
Sun Country Airlines Holdings Inc *	8,800	175
SunPower Corp, Cl A *(A)	18,336	440
Sunrun Inc *	43,810	1,447
Tennant Co	4,138	250
Terex Corp	15,370	511
Tetra Tech Inc	11,842	1,608
Textainer Group Holdings Ltd	10,353	315
Thermon Group Holdings Inc *	6,882	121
Timken Co/The	13,209	832
Titan International Inc *	10,800	151
Titan Machinery Inc *	4,312	133
Toro Co/The	23,200	1,924
TPI Composites Inc *	7,500	139
Transcat Inc *	1,600	119
TransUnion	42,294	3,124
Trex Co Inc *	24,860	1,163
TriNet Group Inc *	7,800	643
Trinity Industries Inc	17,742	433
Triton International Ltd	13,584	810
Triumph Group Inc *	14,496	188
TrueBlue Inc *	8,328	171
TuSimple Holdings Inc, Cl A *(A)	30,000	216
Tutor Perini Corp *	8,051	55
Uber Technologies Inc *	419,422	12,063
UFP Industries Inc	12,965	1,029
UniFirst Corp/MA	3,440	620
Univar Solutions Inc *	35,650	899
Universal Logistics Holdings Inc	1,900	69
Upwork Inc *	26,500	461
V2X Inc *	2,679	93
Valmont Industries Inc	4,814	1,333
Veritiv Corp *	3,399	405
Vertiv Holdings Co, Cl A	64,900	748
Viad Corp *	4,271	163
Vicor Corp *	4,900	349
View *(A)	31,300	56

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Virgin Galactic Holdings Inc *(A)	51,300	$303
VSE Corp	2,500	105
Wabash National Corp	11,741	193
Watsco Inc	7,259	1,975
Watts Water Technologies Inc, Cl A	6,256	867
Werner Enterprises Inc	14,090	561
WESCO International Inc *	9,665	1,273
Wheels Up Experience *	19,200	36
Willdan Group Inc *	2,400	55
WillScot Mobile Mini Holdings Corp, Cl A *	47,411	1,903
Woodward Inc	13,042	1,214
XPO Logistics Inc *	22,090	1,158
Zurn Water Solutions Corp	27,626	762

		203,966
Information Technology — 20.0%
3D Systems Corp *	27,947	283
8x8 Inc *	25,314	132
908 Devices *	5,300	107
A10 Networks Inc	13,400	186
ACI Worldwide Inc *	27,012	640
ACM Research Inc, Cl A *	12,000	203
ADTRAN Holdings Inc	15,797	367
Advanced Energy Industries Inc	7,919	711
Aeva Technologies *	22,800	70
Affirm Holdings Inc, Cl A *	40,400	947
Agilysys Inc *	5,000	259
Akoustis Technologies Inc *	8,400	37
Alarm.com Holdings Inc *	10,800	719
Alkami Technology Inc *	6,400	93
Allegro MicroSystems Inc *	9,500	222
Alpha & Omega Semiconductor Ltd *	4,800	186
Altair Engineering Inc, Cl A *	11,800	614
Alteryx Inc, Cl A *	13,500	841
Ambarella Inc *	8,045	546
Amdocs Ltd	27,168	2,322
American Software Inc/GA, Cl A	7,072	120
Amkor Technology Inc	22,938	462
Amplitude, Cl A *	13,700	208
Appfolio Inc, Cl A *	4,300	436
Appian Corp, Cl A *(A)	8,800	413
AppLovin Corp, Cl A *	51,000	1,256
Arlo Technologies Inc *	21,752	132
Arrow Electronics Inc *	14,625	1,533
Arteris *	1,100	8
Asana Inc, Cl A *	16,900	324
Aspen Technology Inc *	6,170	1,299
Atlassian Corp PLC, Cl A *	30,441	7,539
Atomera *(A)	3,500	45
Avalara Inc *	18,879	1,729
Avaya Holdings Corp *(A)	17,842	28
AvePoint *	32,500	152

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Aviat Networks Inc *	2,100	$66
Avid Technology Inc *	7,722	211
AvidXchange Holdings Inc *(A)	35,700	278
Avnet Inc	21,499	944
Axcelis Technologies Inc *	7,550	505
AXT Inc *	9,700	83
Badger Meter Inc	6,624	627
Belden Inc	10,123	663
Benchmark Electronics Inc	9,030	248
Benefitfocus Inc *	5,300	39
Bentley Systems Inc, Cl B	36,400	1,338
BigCommerce Holdings Inc *	14,700	245
Bill.com Holdings Inc *	21,877	3,541
Black Knight Inc *	33,837	2,239
Blackbaud Inc *	10,755	562
Blackline Inc *	11,600	788
Blend Labs, Cl A *(A)	48,100	152
Block Inc, Cl A *	115,109	7,932
Box Inc, Cl A *	26,900	693
Brightcove Inc *	9,610	64
BTRS Holdings Inc, Cl 1 *	22,100	149
C3.ai Inc, Cl A *	15,500	279
Calix Inc *	12,445	732
Cambium Networks Corp *	1,999	39
Cantaloupe Inc *	14,900	95
Casa Systems Inc *	2,800	11
Cass Information Systems Inc	3,154	116
CCC Intelligent Solutions Holdings Inc *	40,000	382
Cerence Inc *	8,510	170
CEVA Inc *	5,138	150
ChannelAdvisor Corp *	5,900	89
Ciena Corp *	33,586	1,704
Cirrus Logic Inc *	12,295	943
Cleanspark *	8,900	38
Clear Secure, Cl A *	14,800	340
Clearfield Inc *	2,600	302
Cloudflare Inc, Cl A *	62,300	3,898
Cognex Corp	38,616	1,626
Cohu Inc *	11,036	296
CommScope Holding Co Inc *	46,000	520
CommVault Systems Inc *	10,384	564
Comtech Telecommunications Corp	5,832	66
Concentrix Corp	9,381	1,180
Conduent Inc *	39,300	161
Confluent Inc, Cl A *	28,800	788
Consensus Cloud Solutions Inc *	3,585	181
Core Scientific *(A)	58,000	128
Corsair Gaming *	6,200	95
Couchbase *	7,800	129
Coupa Software Inc *	16,100	940
Credo Technology Group Holding *	7,100	98
Crowdstrike Holdings Inc, Cl A *	46,821	8,550

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
CS Disco *	5,000	$69
CSG Systems International Inc	7,417	429
CTS Corp	7,545	319
Cvent Holding, Cl A *	10,600	54
CyberOptics Corp *	1,600	85
Cyxtera Technologies *(A)	10,900	69
Datadog Inc, Cl A *	57,355	6,019
Dell Technologies Inc, Cl C	59,390	2,274
Diebold Nixdorf Inc *	16,833	59
Digi International Inc *	7,601	252
Digimarc Corp *(A)	2,876	51
Digital Turbine Inc *	20,700	382
DigitalOcean Holdings Inc *(A)	17,500	737
Diodes Inc *	9,842	700
DocuSign Inc, Cl A *	43,080	2,508
Dolby Laboratories Inc, Cl A	14,804	1,084
Domo Inc, Cl B *	6,432	124
DoubleVerify Holdings Inc *	15,300	396
Dropbox Inc, Cl A *	62,200	1,330
Duck Creek Technologies Inc *	16,400	195
Dynatrace Inc *	44,200	1,688
DZS *	3,800	51
E2open Parent Holdings Inc *	46,500	319
Eastman Kodak Co *(A)	9,600	52
Ebix Inc (A)	5,725	149
Edgio *	27,600	102
eGain Corp *	4,900	45
Elastic NV *	17,300	1,452
Enfusion, Cl A *	4,900	61
EngageSmart *	8,200	164
Entegris Inc	32,630	3,096
Envestnet Inc *	12,252	642
ePlus Inc *	6,776	319
Euronet Worldwide Inc *	10,688	948
Everbridge Inc *	8,700	346
EverCommerce *	7,100	83
EVERTEC Inc	13,600	457
Evo Payments Inc, Cl A *	10,400	347
Evolv Technologies Holdings *	18,900	43
ExlService Holdings Inc *	6,923	1,161
Extreme Networks Inc *	28,887	414
Fabrinet *	8,515	876
Fair Isaac Corp *	5,691	2,558
FARO Technologies Inc *	4,508	151
Fastly Inc, Cl A *	23,900	223
First Solar Inc *	23,500	2,997
Five9 Inc *	15,700	1,540
Flywire *	11,700	291
Focus Universal *(A)	4,000	43
ForgeRock Inc, Cl A *	7,100	121
FormFactor Inc *	17,719	519
Genpact Ltd	40,050	1,882

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
GLOBALFOUNDRIES Inc *(A)	14,500	$867
Globant SA *	9,000	1,897
GoDaddy Inc, Cl A *	35,945	2,725
Grid Dynamics Holdings Inc *	11,600	234
Guidewire Software Inc *	18,569	1,332
Hackett Group Inc/The	5,700	117
Harmonic Inc *	20,694	233
HubSpot Inc *	9,973	3,361
I3 Verticals Inc, Cl A *	4,800	112
IBEX Holdings *	1,200	20
Ichor Holdings Ltd *	6,600	203
Identiv *	4,400	66
II-VI Inc *	28,301	1,337
Impinj Inc *	4,200	375
indie Semiconductor, Cl A *	25,300	215
Infinera Corp *	41,084	225
Informatica Inc, Cl A *	7,200	159
Information Services Group Inc	8,000	46
Inseego Corp *	21,400	58
Insight Enterprises Inc *	6,398	583
Instructure Holdings *	2,600	59
Intapp *	2,200	32
InterDigital Inc	7,417	372
International Money Express Inc *	5,400	121
IonQ *(A)	30,400	181
IPG Photonics Corp *	7,300	661
Itron Inc *	10,211	486
Jabil Inc	30,600	1,845
Jamf Holding Corp *	14,900	357
Kimball Electronics Inc *	5,693	123
KnowBe4 Inc, Cl A *	17,400	334
Knowles Corp *	20,300	308
Kulicke & Soffa Industries Inc	11,900	500
Kyndryl Holdings Inc *	40,000	417
Lattice Semiconductor Corp *	30,162	1,626
Lightwave Logic *(A)	27,900	222
Littelfuse Inc	5,231	1,241
LivePerson Inc *	14,991	174
LiveRamp Holdings Inc *	15,074	299
Lumentum Holdings Inc *	15,270	1,276
MACOM Technology Solutions Holdings Inc *	11,125	614
Mandiant Inc *	51,000	1,166
Manhattan Associates Inc *	13,980	1,975
Marathon Digital Holdings Inc *(A)	21,200	251
Marqeta, Cl A *	98,800	770
Marvell Technology Inc	188,912	8,845
Matterport Inc *(A)	53,700	248
Maximus Inc	13,816	837
MaxLinear Inc, Cl A *	15,944	573
MeridianLink *	5,300	92
Methode Electronics Inc	8,684	351

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
MicroStrategy Inc, Cl A *(A)	1,953	$452
MicroVision *(A)	35,100	170
Mirion Technologies *	33,400	253
Mitek Systems Inc *	9,100	93
MKS Instruments Inc	12,323	1,227
Model N Inc *	7,600	227
Momentive Global Inc *	29,200	207
MoneyGram International Inc *	18,900	195
MongoDB Inc, Cl A *	13,900	4,488
N-able Inc *	11,350	113
Napco Security Technologies Inc *	6,500	193
National Instruments Corp	28,067	1,116
nCino Inc *	12,700	401
NCR Corp *	27,083	841
NETGEAR Inc *	6,692	158
NetScout Systems Inc *	15,958	507
New Relic Inc *	11,700	710
nLight Inc *	10,600	132
Novanta Inc *	7,562	1,011
Nutanix Inc, Cl A *	43,600	754
Okta Inc, Cl A *	27,604	2,523
Olo Inc, Cl A *	22,100	173
ON24 *	6,100	55
OneSpan Inc *	7,554	87
Onto Innovation Inc *	11,172	793
OSI Systems Inc *	4,068	339
Ouster *(A)	33,500	50
PagerDuty Inc *	18,415	480
Palantir Technologies Inc, Cl A *	399,000	3,080
Palo Alto Networks Inc *	21,585	12,019
PAR Technology Corp *	5,800	204
Paya Holdings Inc *	20,400	128
Paycor HCM Inc *(A)	10,900	323
Paylocity Holding Corp *	8,800	2,121
Payoneer Global *	52,900	350
Paysafe Ltd *	82,400	136
PC Connection Inc	2,231	111
PDF Solutions Inc *	6,753	178
Pegasystems Inc	9,336	342
Perficient Inc *	7,400	578
Photronics Inc *	13,129	221
Ping Identity Holding Corp *	17,700	498
Plexus Corp *	6,328	593
Power Integrations Inc	12,978	928
Priority Technology Holdings Inc *	1,600	6
Procore Technologies Inc *	16,100	879
Progress Software Corp	10,058	484
PROS Holdings Inc *	9,399	196
Pure Storage Inc, Cl A *	61,400	1,779
Q2 Holdings Inc *	12,500	497
Qualys Inc *	8,900	1,352
Rackspace Technology Inc *	11,600	52

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Rambus Inc *	24,910	$642
Rapid7 Inc *	12,800	736
Remitly Global *	21,100	232
Repay Holdings Corp, Cl A *	20,900	194
Ribbon Communications Inc *	13,520	47
Rimini Street Inc *	10,000	50
RingCentral Inc, Cl A *	19,100	822
Riot Blockchain *(A)	22,100	158
Rockley Photonics Holdings *(A)	22,900	33
Rogers Corp *	4,293	1,075
Sabre Corp *	73,800	531
Sanmina Corp *	14,166	687
Sapiens International Corp NV	7,000	155
ScanSource Inc *	5,796	168
SecureWorks Corp, Cl A *	2,000	21
Semtech Corp *	14,775	682
SentinelOne Inc, Cl A *	39,300	1,073
Shift4 Payments Inc, Cl A *	12,100	548
ShotSpotter Inc *	1,400	46
Silicon Laboratories Inc *	8,182	1,025
SiTime Corp *	3,300	351
SkyWater Technology *(A)	1,700	22
SMART Global Holdings Inc *	8,600	158
SmartRent, Cl A *(A)	30,500	99
Smartsheet Inc, Cl A *	26,800	892
Snowflake Inc, Cl A *	43,600	7,889
SolarWinds Corp *	7,850	71
Splunk Inc *	35,322	3,180
Sprout Social Inc, Cl A *	10,200	612
SPS Commerce Inc *	7,958	972
Squarespace Inc *	7,900	166
SS&C Technologies Holdings Inc	48,818	2,722
StoneCo Ltd, Cl A *	56,900	539
Sumo Logic Inc *	18,700	164
Super Micro Computer Inc *	10,300	670
Switch Inc, Cl A	33,000	1,120
Synaptics Inc *	8,387	970
TD SYNNEX Corp	9,581	922
Telos *	8,500	84
Tenable Holdings Inc *	24,900	986
Teradata Corp *	23,100	760
Thoughtworks Holding Inc *	20,500	270
Toast Inc, Cl A *	52,100	986
Trade Desk Inc/The, Cl A *	97,400	6,107
TTEC Holdings Inc	4,227	221
TTM Technologies Inc *	23,487	369
Tucows Inc, Cl A *(A)	2,200	103
Turtle Beach Corp *	4,000	38
Twilio Inc, Cl A *	37,442	2,605
Ubiquiti Inc (A)	1,200	372
UiPath Inc, Cl A *	84,700	1,393
Ultra Clean Holdings Inc *	9,852	288

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Unisys Corp *	15,183	$141
Unity Software Inc *(A)	47,200	2,016
Universal Display Corp	9,251	1,034
Upland Software Inc *	5,700	60
UserTesting *	11,100	46
Varonis Systems Inc, Cl B *	24,100	659
Veeco Instruments Inc *	11,010	233
Velodyne Lidar *	17,700	22
Verint Systems Inc *	14,650	710
Veritone Inc *(A)	5,500	40
Verra Mobility Corp, Cl A *	34,800	555
Viant Technology Inc, Cl A *	2,600	12
Viasat Inc *	15,956	606
Viavi Solutions Inc *	48,000	676
Vishay Intertechnology Inc	30,417	598
Vishay Precision Group Inc *	3,164	109
VMware Inc, Cl A	46,309	5,373
Vontier Corp	35,700	783
Weave Communications Inc *	1,000	6
Western Union Co/The	85,400	1,266
WEX Inc *	9,976	1,539
Wix.com Ltd *	12,100	766
WM Technology *	16,900	44
Wolfspeed Inc *	25,623	2,907
Workday Inc, Cl A *	43,266	7,120
Workiva Inc, Cl A *	10,800	733
Xerox Holdings Corp	25,200	419
Xperi Holding Corp	23,950	381
Yext Inc *	25,100	112
Zendesk Inc *	27,023	2,075
Zoom Video Communications Inc, Cl A *	55,521	4,464
Zscaler Inc *	18,200	2,898
Zuora Inc, Cl A *	26,300	202

		280,377
Materials — 4.5%
5E Advanced Materials *	8,300	124
AdvanSix Inc	5,900	214
Alcoa Corp	40,900	2,024
Alpha Metallurgical Resources	4,100	644
American Vanguard Corp	6,799	136
Amyris Inc *(A)	37,000	109
AptarGroup Inc	14,566	1,498
Arconic Corp *	24,300	613
Ardagh Metal Packaging SA (A)	48,350	297
Ashland Inc	11,208	1,141
Aspen Aerogels Inc *	4,800	62
ATI Inc *	26,100	781
Avient Corp	19,132	839
Axalta Coating Systems Ltd *	49,900	1,285
Balchem Corp	6,988	921
Berry Global Group Inc *	28,941	1,572

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cabot Corp	12,832	$924
Carpenter Technology Corp	9,401	319
Century Aluminum Co *	12,297	95
Chase Corp	1,500	132
Chemours Co/The	34,300	1,157
Clearwater Paper Corp *	3,751	160
Cleveland-Cliffs Inc *	117,460	2,029
Coeur Mining Inc *	58,261	161
Commercial Metals Co	25,641	1,039
Compass Minerals International Inc	7,840	317
Constellium, Cl A *	28,600	381
Crown Holdings Inc	26,651	2,414
Cryptyde *	2,230	2
Danimer Scientific *(A)	15,100	67
Diversey Holdings Ltd *	19,500	120
Eagle Materials Inc	8,883	1,063
Ecovyst Inc *	12,200	113
Element Solutions Inc	49,400	922
FutureFuel Corp	3,876	28
GCP Applied Technologies Inc *	11,024	346
Ginkgo Bioworks Holdings Inc *(A)	191,900	516
Glatfelter	10,271	50
Graphic Packaging Holding Co	68,617	1,528
Greif Inc, Cl A	5,919	397
Greif Inc, Cl B	1,300	85
Hawkins Inc	4,346	167
Haynes International Inc	2,823	112
HB Fuller Co	12,033	780
Hecla Mining Co	121,968	481
Huntsman Corp	44,224	1,239
Ingevity Corp *	9,100	638
Innospec Inc	5,513	515
Intrepid Potash Inc *	1,860	87
Kaiser Aluminum Corp	3,754	269
Koppers Holdings Inc	4,473	102
Kronos Worldwide Inc	5,084	65
Livent Corp *	34,700	1,117
Louisiana-Pacific Corp	18,042	978
LSB Industries Inc *	8,400	133
Materion Corp	4,574	395
Mativ Holdings Inc	10,288	243
Minerals Technologies Inc	7,524	438
MP Materials Corp *	20,900	731
Myers Industries Inc	8,418	163
NewMarket Corp	1,497	430
Novagold Resources Inc *	55,300	245
O-I Glass Inc, Cl I *	35,600	463
Olin Corp	31,016	1,695
Olympic Steel Inc	1,927	51
Origin Materials *	27,300	171
Orion Engineered Carbons SA	14,400	243
Pactiv Evergreen Inc	8,700	97

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Perimeter Solutions *	28,900	$282
Piedmont Lithium *(A)	4,300	263
PolyMet Mining *	6,200	19
PureCycle Technologies *(A)	26,000	237
Quaker Chemical Corp	3,034	529
Ramaco Resources Inc	5,500	58
Ranpak Holdings Corp, Cl A *	8,300	44
Rayonier Advanced Materials Inc *	13,917	63
Reliance Steel & Aluminum Co	13,438	2,526
Resolute Forest Products Inc *	11,700	237
Royal Gold Inc	14,502	1,333
RPM International Inc	28,288	2,635
Ryerson Holding Corp	4,900	140
Schnitzer Steel Industries Inc, Cl A	5,956	197
Scotts Miracle-Gro Co/The, Cl A	9,459	633
Sensient Technologies Corp	9,535	760
Silgan Holdings Inc	17,660	804
Sonoco Products Co	21,621	1,363
Southern Copper Corp	19,829	933
SSR Mining Inc	48,600	656
Steel Dynamics Inc	39,337	3,175
Stepan Co	4,825	503
Summit Materials Inc, Cl A *	26,706	759
SunCoke Energy Inc	18,646	123
Sylvamo Corp	7,000	311
TimkenSteel Corp *	10,104	155
Tredegar Corp	5,341	55
TriMas Corp	9,876	272
Trinseo PLC	8,900	236
Tronox Holdings PLC	25,800	377
United States Lime & Minerals Inc	400	41
United States Steel Corp	57,300	1,310
Valhi	500	17
Valvoline Inc	39,736	1,155
Warrior Met Coal Inc	11,800	384
Westlake Corp	7,010	691
Worthington Industries Inc	7,402	377

		62,326
Real Estate — 6.9%
Acadia Realty Trust ‡	20,139	321
Agree Realty Corp ‡	15,847	1,194
Alexander & Baldwin Inc ‡	16,191	303
Alexander's Inc ‡	488	116
American Assets Trust Inc ‡	11,391	316
American Homes 4 Rent, Cl A ‡	67,300	2,393
Americold Realty Trust Inc ‡	59,700	1,756
Anywhere Real Estate Inc *	26,502	259
Apartment Income ‡	34,800	1,422
Apartment Investment and Management Co, Cl A *‡	34,000	301
Apple Hospitality Inc ‡	48,800	776

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Armada Hoffler Properties Inc ‡	13,800	$181
Ashford Hospitality Trust Inc *‡	3,050	28
Bluerock Residential Growth Inc, Cl A ‡	7,100	189
Braemar Hotels & Resorts Inc ‡	13,600	70
Brandywine Realty Trust ‡	38,639	310
Brixmor Property Group Inc ‡	66,200	1,422
Broadstone Net Lease Inc, Cl A ‡	35,900	687
BRT Apartments Corp ‡	2,400	57
CareTrust Inc ‡	22,653	488
CatchMark Timber Trust Inc, Cl A ‡	11,000	117
CBL & Associates Properties ‡	6,700	194
Centerspace ‡	3,403	257
Chatham Lodging Trust *‡	10,435	127
City Office Inc ‡	11,000	127
Clipper Realty Inc ‡	3,500	29
Community Healthcare Trust Inc ‡	5,400	199
Compass, Cl A *	63,100	180
Corporate Office Properties Trust ‡	25,430	657
Cousins Properties Inc ‡	34,145	917
CTO Realty Growth Inc ‡	4,254	90
CubeSmart ‡	49,622	2,285
Cushman & Wakefield PLC *	36,100	540
DiamondRock Hospitality Co ‡	47,607	416
DigitalBridge Group *	33,999	605
Diversified Healthcare Trust ‡	55,107	80
Douglas Elliman Inc	15,445	71
Douglas Emmett Inc ‡	39,285	767
Easterly Government Properties Inc, Cl A ‡	19,500	350
EastGroup Properties Inc ‡	8,985	1,483
Empire State Realty Trust Inc, Cl A ‡	33,000	230
EPR Properties ‡	16,951	737
Equity Commonwealth *‡	22,244	585
Equity LifeStyle Properties Inc ‡	39,464	2,766
Essential Properties Realty Trust Inc ‡	28,000	634
eXp World Holdings Inc (A)	13,900	180
Farmland Partners Inc ‡	10,300	149
First Industrial Realty Trust Inc ‡	28,653	1,452
Forestar Group Inc *	3,867	48
Four Corners Property Trust Inc ‡	17,319	466
Franklin Street Properties Corp ‡	27,996	79
FRP Holdings Inc *	1,438	83
Gaming and Leisure Properties Inc ‡	52,531	2,536
Getty Realty Corp ‡	9,189	276
Gladstone Commercial Corp ‡	8,919	170
Gladstone Land Corp ‡	7,000	165
Global Medical Inc ‡	15,000	163
Global Net Lease Inc ‡	24,033	331
Healthcare Realty Trust Inc, Cl A ‡	82,705	2,011
Hersha Hospitality Trust, Cl A *‡	9,019	88
Highwoods Properties Inc ‡	21,868	665
Howard Hughes Corp/The *	8,017	510
Hudson Pacific Properties Inc ‡	33,970	449

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Independence Realty Trust Inc ‡	48,901	$951
Indus Realty Trust ‡	1,403	86
Industrial Logistics Properties Trust ‡	15,409	115
Innovative Industrial Properties Inc, Cl A ‡	5,800	532
InvenTrust Properties ‡	15,900	418
Invitation Homes Inc ‡	135,281	4,908
iStar Inc ‡	14,918	205
JBG SMITH Properties ‡	27,600	606
Jones Lang LaSalle Inc *	10,947	1,894
Kennedy-Wilson Holdings Inc	27,029	475
Kilroy Realty Corp ‡	25,843	1,260
Kite Realty Group Trust ‡	49,421	957
Lamar Advertising Co, Cl A ‡	19,197	1,802
Life Storage Inc ‡	18,439	2,346
LTC Properties Inc ‡	9,217	414
LXP Industrial Trust, Cl B ‡	58,290	586
Macerich Co/The ‡	48,045	460
Marcus & Millichap Inc	5,100	191
Medical Properties Trust Inc ‡	131,862	1,927
National Health Investors Inc ‡	9,864	646
National Retail Properties Inc ‡	38,943	1,749
National Storage Affiliates Trust ‡	18,000	909
Necessity Retail Inc/The ‡	28,700	214
NETSTREIT Corp ‡(A)	9,200	181
Newmark Group Inc, Cl A	28,705	294
NexPoint Residential Trust Inc ‡	4,900	259
Office Properties Income Trust ‡	10,391	183
Omega Healthcare Investors Inc ‡	52,157	1,703
One Liberty Properties Inc ‡	3,662	88
Opendoor Technologies Inc *	103,100	446
Orion Office Inc ‡	11,900	117
Outfront Media Inc ‡	32,709	579
Paramount Group Inc ‡	42,000	291
Park Hotels & Resorts Inc ‡	49,059	687
Pebblebrook Hotel Trust ‡	29,225	515
Phillips Edison ‡	26,000	849
Physicians Realty Trust ‡	47,500	791
Piedmont Office Realty Trust Inc, Cl A ‡	28,566	337
Plymouth Industrial Inc ‡	7,000	142
Postal Realty Trust Inc, Cl A ‡	2,600	39
PotlatchDeltic Corp ‡	15,112	702
Rayonier Inc ‡	33,353	1,185
RE/MAX Holdings Inc, Cl A	4,200	96
Redfin Corp *(A)	23,300	191
Retail Opportunity Investments Corp ‡	26,759	448
Rexford Industrial Realty Inc ‡	36,700	2,283
RLJ Lodging Trust ‡	37,154	448
RMR Group Inc/The, Cl A	4,170	109
RPT Realty ‡	18,837	181
Ryman Hospitality Properties Inc *‡	12,360	1,016
Sabra Health Care Inc ‡	52,020	779
Safehold Inc ‡	5,000	190

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Saul Centers Inc ‡	2,644	$117
Seritage Growth Properties *	7,500	94
Service Properties Trust ‡	38,741	265
SITE Centers Corp ‡	44,107	572
SL Green Realty Corp ‡(A)	13,083	578
Spirit Realty Capital Inc ‡	30,213	1,234
St. Joe Co	7,300	279
STAG Industrial Inc ‡	39,856	1,228
STORE Capital Corp ‡	55,200	1,489
Summit Hotel Properties Inc ‡	23,629	186
Sun Communities Inc ‡	26,421	4,061
Sunstone Hotel Investors Inc *‡	48,938	533
Tanger Factory Outlet Centers Inc ‡	23,549	363
Tejon Ranch Co *	4,876	77
Terreno Realty Corp ‡	16,863	1,028
UMH Properties Inc ‡	9,500	171
Uniti Group Inc ‡	53,860	506
Universal Health Realty Income Trust ‡	3,116	159
Urban Edge Properties ‡	22,700	357
Urstadt Biddle Properties Inc, Cl A ‡	6,156	103
Veris Residential *‡	19,767	266
Washington Real Estate Investment Trust ‡	20,913	410
WeWork, Cl A *(A)	32,800	134
Whitestone, Cl B ‡	12,377	122
WP Carey Inc ‡	41,600	3,496
Xenia Hotels & Resorts Inc *‡	25,700	408
Zillow Group Inc, Cl A *	13,691	457
Zillow Group Inc, Cl C *	37,097	1,241

		95,567
Utilities — 2.6%
ALLETE Inc	11,970	708
Altus Power *	9,800	103
American States Water Co	8,274	686
Artesian Resources Corp, Cl A	2,184	119
Avangrid Inc (A)	16,350	808
Avista Corp	15,052	612
Black Hills Corp	14,602	1,102
Brookfield Infrastructure Corp, Cl A	20,850	993
Brookfield Renewable Corp, Cl A	27,313	1,049
California Water Service Group	11,841	693
Chesapeake Utilities Corp	3,815	482
Clearway Energy Inc, Cl A	7,800	269
Clearway Energy Inc, Cl C	18,300	679
Essential Utilities Inc	51,337	2,523
Global Water Resources Inc	2,800	38
Hawaiian Electric Industries Inc	23,158	906
IDACORP Inc	10,824	1,182
MGE Energy Inc	8,214	633
Middlesex Water Co	4,001	355
Montauk Renewables *(A)	16,000	284
National Fuel Gas Co	18,988	1,353

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
New Jersey Resources Corp	21,294	$940
Northwest Natural Holding Co	7,076	337
NorthWestern Corp	11,146	591
OGE Energy Corp	44,376	1,799
ONE Gas Inc	12,100	947
Ormat Technologies Inc (A)	10,334	966
Otter Tail Corp	9,546	721
PG&E Corp *	341,800	4,214
PNM Resources Inc	19,717	935
Portland General Electric Co	19,000	982
Pure Cycle Corp *	5,900	61
SJW Group	6,264	403
South Jersey Industries Inc	27,996	948
Southwest Gas Holdings Inc	14,541	1,132
Spire Inc	10,803	755
Sunnova Energy International Inc *	22,500	567
UGI Corp	46,496	1,837
Unitil Corp	3,558	185
Via Renewables Inc, Cl A	2,000	17
Vistra Corp	94,668	2,343
York Water Co/The	2,952	130

		36,387
Total Common Stock
(Cost $1,108,095) ($ Thousands)		1,383,775

	Number of Rights
RIGHTS — 0.0%
Zogenix Inc CVR *‡‡	13,200	–
Pulse Biosciences Inc Right *‡‡	2,347	–
Tobira Therapeutics CVR, Expires 12/31/2028 *(B)	2,300	–
Total Rights
(Cost $—) ($ Thousands)		–

	Shares
AFFILIATED PARTNERSHIP — 3.7%
SEI Liquidity Fund, LP
2.260% **†(C)	51,875,482	51,883

Total Affiliated Partnership
(Cost $51,876) ($ Thousands)		51,883

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 0.4%
SEI Daily Income Trust, Government Fund, Cl F
1.840%**†	6,121,881	$6,122

Total Cash Equivalent
(Cost $6,122) ($ Thousands)		6,122

Total Investments in Securities — 103.3%
(Cost $1,166,093) ($ Thousands)		$1,441,780

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Extended Market Index Fund (Concluded)

A list of open futures contracts held by the Fund at August 31, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
Long Contracts
Russell 2000 Index E-MINI	43	Sep-2022	$3,879	$3,966	$87
S&P Mid Cap 400 Index E-MINI	14	Sep-2022	3,379	3,403	24
			$7,258	$7,369	$111

Percentages are based on Net Assets of $1,395,225 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2022.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security.
‡‡	Expiration date not available.
(A)	Certain securities or partial positions of certain securities are on loan at August 31, 2022. The total market value of securities on loan at August 31, 2022 was $46,204 ($ Thousands).
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of August 31, 2022 was $51,883 ($ Thousands).

Cl — Class
CVR — Contingent Value Rights
IBEX— Spanish Stock Exchange Index
L.P. — Limited Partnership
Ltd. — Limited
PLC — Public Limited Company
S&P— Standard & Poor's
SPX — Standard & Poor's 500 Index
USD — U.S. Dollar

The following is a summary of the level of inputs used as of August 31, 2022, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)		Level 2 ($)	Level 3 ($)(1)		Total ($)
Common Stock	1,383,775		–	–		1,383,775
Rights	–	^	–	–	^	–	^
Affiliated Partnership	–		51,883	–		51,883
Cash Equivalent	6,122		–	–		6,122
Total Investments in Securities	1,389,897		51,883	–	^	1,441,780

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	111	–	–	111
Total Other Financial Instruments	111	–	–	111

*	Futures contracts are valued at the unrealized appreciaton on the instrument.

^ Amount represents less than $500.

(1) A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2022 ($ Thousands):

Security Description	Value 5/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 8/31/2022	Shares	Income	Capital Gains
SEI Investments Co	$1,433	$80	$(155)	$(10)	$(83)	$1,265	23,119	$10	$—
SEI Liquidity Fund, L.P.	45,524	67,050	(60,692)	1	—	51,883	51,875,482	422	—
SEI Daily Income Trust, Government Fund, Cl F	11,449	35,997	(41,324)	—	—	6,122	6,121,881	28	—
Totals	$58,406	$103,127	$(102,171)	$(9)	$(83)	$59,270		$460	$—

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Small Cap Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.1%

Communication Services — 1.7%
Altice USA Inc, Cl A *	19,500	$195
AMC Networks Inc, Cl A *	9,100	244
Anterix Inc *	750	32
ATN International Inc	800	38
Audacy Inc, Cl A *	154,165	85
Cable One Inc	119	135
Cars.com Inc *	8,960	114
Cogent Communications Holdings Inc	2,450	131
EchoStar Corp, Cl A *	2,400	44
Gray Television Inc	12,000	229
IDT Corp, Cl B *	5,480	140
Integral Ad Science Holding Corp *	6,879	56
Iridium Communications Inc *	6,693	297
John Wiley & Sons Inc, Cl A	2,050	94
Liberty Latin America Ltd, Cl A *	13,687	96
MediaAlpha Inc, Cl A *	18,509	155
Nexstar Media Group Inc, Cl A	4,642	888
Ooma Inc *	1,500	18
PubMatic Inc, Cl A *	8,950	175
Scholastic Corp	5,895	271
Thryv Holdings Inc *	9,350	239
United States Cellular Corp *	1,100	31
World Wrestling Entertainment Inc, Cl A	3,207	218

		3,925
Consumer Discretionary — 9.6%
Aaron's Co Inc/The	23,718	282
Academy Sports & Outdoors Inc	9,142	394
American Axle & Manufacturing Holdings Inc *	29,100	301
Arko Corp	5,700	54
Autoliv Inc	2,900	225
AutoNation Inc *	3,263	407
Beazer Homes USA Inc *	20,981	299
Big Lots Inc	7,300	150
Biglari Holdings Inc, Cl B *	888	120
Bluegreen Vacations Holding Corp, Cl A	12,583	262
Boot Barn Holdings Inc *	5,390	359
Buckle Inc/The	2,312	75
Build-A-Bear Workshop Inc, Cl A *	4,180	64
Caleres Inc	7,910	202
Carriage Services Inc, Cl A	2,200	78
Century Casinos Inc *	17,480	129
Chico's FAS Inc *	11,080	63
Chuy's Holdings Inc *	5,713	128
Citi Trends Inc *	2,860	58
Container Store Group Inc/The *	15,055	102
Crocs Inc *	3,100	228
Dana Inc	15,100	234
Destination XL Group Inc *	84,198	464
Dillard's Inc, Cl A	180	53

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Dorman Products Inc *	1,340	$121
El Pollo Loco Holdings Inc *	6,931	63
Ethan Allen Interiors Inc	32,340	769
Express Inc *	34,780	53
Fox Factory Holding Corp *	6,263	584
Funko Inc, Cl A *	10,110	225
Genesco Inc *	6,190	350
Gentex Corp	3,000	82
Gentherm Inc *	4,380	262
G-III Apparel Group Ltd *	12,200	257
Goodyear Tire & Rubber Co/The *	16,500	231
Graham Holdings Co, Cl B	200	113
Grand Canyon Education Inc *	160	13
Group 1 Automotive Inc	2,500	446
H&R Block Inc	13,290	598
Haverty Furniture Cos Inc	27,709	743
Helen of Troy Ltd *	250	31
Hibbett Inc	8,735	512
Kura Sushi USA Inc, Cl A *	2,410	180
Latham Group Inc *	11,350	65
La-Z-Boy Inc, Cl Z	9,000	238
Lifetime Brands Inc	5,741	51
Lovesac Co/The *	14,019	432
M/I Homes Inc *	4,100	177
Marine Products Corp	5,368	53
MarineMax Inc *	3,900	142
MasterCraft Boat Holdings Inc *	12,000	289
MDC Holdings Inc	6,500	202
Meritage Homes Corp *	3,200	251
Modine Manufacturing Co *	51,170	767
Monarch Casino & Resort Inc *	2,413	146
Motorcar Parts of America Inc *	4,170	62
Movado Group Inc	5,257	168
Murphy USA Inc	1,640	476
Noodles & Co, Cl A *	12,746	61
Nordstrom Inc	7,800	133
ODP Corp/The *	7,700	275
Ollie's Bargain Outlet Holdings Inc *	9,856	545
OneWater Marine Inc, Cl A *	7,090	283
Oxford Industries Inc	1,890	202
Penske Automotive Group Inc	3,082	363
Perdoceo Education Corp *	27,059	313
PetMed Express Inc	1,600	33
Porch Group Inc *	72,070	155
Qurate Retail Inc *	23,700	73
Rent-A-Center Inc/TX, Cl A	6,900	178
Ruth's Hospitality Group Inc	18,110	330
Sally Beauty Holdings Inc *	20,200	301
Service Corp International/US	3,800	235
Shoe Carnival Inc	11,776	280
Signet Jewelers Ltd	4,900	320
Sonic Automotive Inc, Cl A	5,600	298

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Standard Motor Products Inc	2,250	$83
Sturm Ruger & Co Inc	1,050	55
Superior Group of Cos Inc	5,994	67
Target Hospitality Corp *	23,118	307
Thor Industries Inc	2,500	203
Tri Pointe Homes Inc *	24,200	419
Tupperware Brands Corp *	9,000	101
Udemy Inc *	10,733	159
Unifi Inc *	4,352	49
Vista Outdoor Inc *	6,070	171
Vivint Smart Home Inc *	71,575	448
Winmark Corp	553	114
Winnebago Industries Inc	3,300	190
WW International Inc *	26,170	137
Wyndham Hotels & Resorts Inc	6,705	438
XPEL Inc *	2,306	158

		21,360
Consumer Staples — 6.5%
Albertsons Cos Inc, Cl A	7,200	198
Beauty Health Co/The *	14,687	170
BellRing Brands Inc *	1,147	27
BJ's Wholesale Club Holdings Inc *	21,575	1,607
Bunge Ltd	3,500	347
Calavo Growers Inc	1,200	50
Cal-Maine Foods Inc	2,650	142
Casey's General Stores Inc	1,230	263
Celsius Holdings Inc *	3,233	335
Central Garden & Pet Co, Cl A *	2,850	108
Chefs' Warehouse Inc/The *	4,211	140
Coca-Cola Consolidated Inc	298	141
Edgewell Personal Care Co	6,200	242
elf Beauty Inc *	6,282	240
Energizer Holdings Inc	11,100	312
Flowers Foods Inc	8,900	243
Fresh Del Monte Produce Inc	2,400	66
Grocery Outlet Holding Corp *	1,700	68
Hain Celestial Group Inc/The *	300	6
Hostess Brands Inc, Cl A *	9,078	210
Ingles Markets Inc, Cl A	10,250	897
Ingredion Inc	7,690	670
Inter Parfums Inc	840	66
J & J Snack Foods Corp	840	125
John B Sanfilippo & Son Inc	1,010	82
Lancaster Colony Corp	1,000	169
MGP Ingredients Inc	3,338	365
Mission Produce Inc *	2,600	42
Natural Grocers by Vitamin Cottage Inc	12,866	185
Nu Skin Enterprises Inc, Cl A	5,600	229
Pilgrim's Pride Corp *	2,800	80
Post Holdings Inc *	3,439	305
PriceSmart Inc	1,530	97

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Primo Water Corp	8,400	$110
Seaboard Corp	18	70
Seneca Foods Corp, Cl A *	4,444	235
SpartanNash Co	13,500	411
Sprouts Farmers Market Inc *	26,400	763
Tootsie Roll Industries Inc	1,230	44
TreeHouse Foods Inc *	44,654	2,081
United Natural Foods Inc *	23,434	1,033
Universal Corp/VA	5,300	270
USANA Health Sciences Inc *	830	53
Vector Group Ltd	1,600	16
Veru Inc *	11,044	169
Village Super Market Inc, Cl A	16,844	370
Vita Coco Co Inc/The *	12,474	187
WD-40 Co	550	104
Weis Markets Inc	4,082	317

		14,460
Energy — 5.8%
Alto Ingredients Inc *	56,594	244
Antero Resources Corp *	3,741	150
Berry Corp	52,190	478
Cactus Inc, Cl A	12,385	495
California Resources Corp	4,110	205
Centrus Energy Corp, Cl A *	13,024	649
Chesapeake Energy Corp	1,530	154
Civitas Resources Inc	8,600	578
DHT Holdings Inc	11,000	86
Dorian LPG Ltd *	5,430	79
Earthstone Energy Inc, Cl A *(A)	25,431	387
Expro Group Holdings NV *	14,554	197
Helix Energy Solutions Group Inc *	27,640	119
HF Sinclair Corp	2,873	151
International Seaways Inc	17,797	526
Matador Resources Co	19,796	1,180
National Energy Services Reunited Corp *	18,900	133
New Fortress Energy Inc, Cl A	3,276	188
Northern Oil and Gas Inc	6,279	199
Oil States International Inc *	27,410	134
Par Pacific Holdings Inc *	13,321	250
PDC Energy Inc	10,100	686
ProFrac Holding Corp, Cl A *	22,085	435
Range Resources Corp	5,424	178
REX American Resources Corp *	15,813	479
RPC Inc	20,620	164
Scorpio Tankers Inc	10,787	449
SFL Corp Ltd	52,910	566
Sitio Royalties Corp	14,300	364
Solaris Oilfield Infrastructure Inc, Cl A	39,831	426
Southwestern Energy Co *	21,400	160
Talos Energy Inc *	12,020	249
Teekay Tankers Ltd, Cl A *	14,535	357

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
TETRA Technologies Inc *	14,690	$58
VAALCO Energy Inc	103,010	516
W&T Offshore Inc *	99,140	644
World Fuel Services Corp	18,000	464

		12,777
Financials — 17.7%
1st Source Corp	4,128	195
AFC Gamma Inc	4,870	85
Alerus Financial Corp	1,000	24
Allegiance Bancshares Inc	2,940	125
Amalgamated Financial Corp	8,896	200
American Equity Investment Life Holding Co	6,100	232
American Financial Group Inc/OH	1,830	234
AMERISAFE Inc	1,750	84
Apollo Commercial Real Estate Finance Inc	18,100	211
Arbor Realty Trust Inc ‡	15,600	234
Arrow Financial Corp	3,041	98
AssetMark Financial Holdings Inc *	9,464	183
Associated Banc-Corp	30,700	615
Assurant Inc	1,500	238
Atlanticus Holdings Corp *	7,809	222
Axis Capital Holdings Ltd	3,600	191
BancFirst Corp	1,410	152
Bank First Corp	300	24
Bank of Marin Bancorp	5,050	156
Bank of NT Butterfield & Son Ltd/The	2,900	95
Banner Corp	1,850	112
Bridgewater Bancshares Inc *	4,887	84
Brown & Brown Inc	4,500	284
Business First Bancshares Inc	1,200	28
Byline Bancorp Inc	5,000	109
Cambridge Bancorp	1,100	90
Camden National Corp	8,200	371
Capital Bancorp Inc	4,511	112
Capital City Bank Group Inc	1,200	38
Capstar Financial Holdings Inc	5,207	105
Carter Bankshares Inc *	7,941	131
Cathay General Bancorp	8,600	361
Cboe Global Markets Inc	2,240	264
CBTX Inc	12,001	358
Central Pacific Financial Corp	9,630	210
Citizens Financial Group Inc	9,147	335
City Holding Co	350	30
Civista Bancshares Inc	10,860	230
CNB Financial Corp/PA	8,917	235
CNO Financial Group Inc	40,000	736
Coastal Financial Corp/WA *	1,900	76
Columbia Financial Inc *	4,400	94
Community Trust Bancorp Inc	9,742	412
Crawford & Co, Cl A	8,900	54
CrossFirst Bankshares Inc *	9,680	128

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Customers Bancorp Inc *	5,300	$184
CVB Financial Corp	7,806	205
Diamond Hill Investment Group Inc	290	50
Dime Community Bancshares Inc	4,668	146
Donegal Group Inc, Cl A	1,400	20
Eagle Bancorp Inc	1,900	92
Employers Holdings Inc	1,750	69
Enova International Inc *	3,450	121
Enstar Group Ltd *	660	125
Enterprise Financial Services Corp	1,800	82
Equity Bancshares Inc, Cl A	3,610	113
Erie Indemnity Co, Cl A	1,030	221
Esquire Financial Holdings Inc	2,724	102
Everest Re Group Ltd	940	253
EZCORP Inc, Cl A *	1,597	14
FactSet Research Systems Inc	670	290
Farmers National Banc Corp	14,480	207
Federal Agricultural Mortgage Corp, Cl C	2,100	229
Federated Hermes Inc, Cl B	7,900	269
Financial Institutions Inc	16,088	419
First American Financial Corp	3,100	166
First Bancshares Inc/The	1,997	60
First Busey Corp	12,700	292
First Business Financial Services Inc	9,400	313
First Commonwealth Financial Corp	12,500	168
First Community Bankshares Inc	8,090	255
First Financial Bankshares Inc	14,372	611
First Financial Corp/IN	6,970	324
First Horizon Corp	13,900	314
First Internet Bancorp	201	7
First Mid Bancshares Inc	800	28
First of Long Island Corp/The	6,635	122
Flagstar Bancorp Inc	11,300	435
Flushing Financial Corp	15,600	322
FNB Corp/PA	31,700	378
FS KKR Capital Corp	14,600	315
Fulton Financial Corp	25,500	414
Great Southern Bancorp Inc	4,162	245
Guaranty Bancshares Inc/TX	700	24
Hamilton Lane Inc, Cl A	7,580	527
Hancock Whitney Corp	6,300	304
Hanmi Financial Corp	31,863	788
Hanover Insurance Group Inc/The	1,580	204
HarborOne Bancorp Inc	6,489	88
HBT Financial Inc	7,590	137
HCI Group Inc	1,302	62
Heartland Financial USA Inc	2,400	107
Heritage Commerce Corp	31,776	359
Heritage Financial Corp/WA	2,300	60
Heritage Insurance Holdings Inc *	13,000	34
Hingham Institution For Savings The	90	27
HomeStreet Inc	10,600	369

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
HomeTrust Bancshares Inc	5,830	$135
Hope Bancorp Inc	26,100	378
Horace Mann Educators Corp	200	7
Houlihan Lokey Inc, Cl A	970	76
Independent Bank Corp/MI	32,780	673
Invesco Mortgage Capital Inc	7,650	122
Investors Title Co	90	13
Kinsale Capital Group Inc	8,770	2,224
Lakeland Bancorp Inc	27,640	450
Lazard Ltd, Cl A	4,900	178
LendingTree Inc *	2,510	77
Macatawa Bank Corp	7,230	69
Mercantile Bank Corp	16,035	530
Merchants Bancorp/IN	9,170	247
Mercury General Corp	550	18
Meridian Corp	5,800	176
Metrocity Bankshares Inc	5,576	111
Metropolitan Bank Holding Corp *	4,450	319
Mid Penn Bancorp Inc	1,100	32
MidCap Financial Investment Corp	21,366	281
Midland States Bancorp Inc	13,400	336
MidWestOne Financial Group Inc	1,000	30
Morningstar Inc	770	176
MVB Financial Corp	350	11
National Bank Holdings Corp, Cl A	1,600	64
National Western Life Group Inc, Cl A	300	57
NBT Bancorp Inc	2,400	93
New Mountain Finance Corp	15,300	201
New York Mortgage Trust Inc ‡	57,400	161
Nicolet Bankshares Inc *	3,232	247
Northfield Bancorp Inc	7,423	109
Northrim BanCorp Inc	3,600	146
Oaktree Specialty Lending Corp	39,300	272
OceanFirst Financial Corp	3,700	72
OFG Bancorp	25,400	691
Old National Bancorp/IN	14,400	240
Oppenheimer Holdings Inc, Cl A	9,828	357
Origin Bancorp Inc	2,490	102
Orrstown Financial Services Inc	4,111	106
PCB Bancorp	10,100	190
PCSB Financial Corp	7,733	143
Peapack-Gladstone Financial Corp	5,103	172
PennantPark Investment Corp	55,400	358
Peoples Bancorp Inc/OH	4,090	122
Peoples Financial Services Corp	2,033	99
Piper Sandler Cos	590	68
PJT Partners Inc	1,950	135
Popular Inc	9,350	722
Primis Financial Corp	14,600	191
ProAssurance Corp	900	19
Prospect Capital Corp	19,800	148
Provident Bancorp Inc	8,581	124

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Provident Financial Services Inc	500	$12
Pzena Investment Management Inc, Cl A	22,801	217
QCR Holdings Inc	3,863	216
RBB Bancorp	8,490	188
Redwood Trust Inc ‡	28,900	224
Regional Management Corp	19,565	659
RenaissanceRe Holdings Ltd	1,650	223
Republic Bancorp Inc/KY, Cl A	850	36
Republic First Bancorp Inc *	31,509	100
Rithm Capital Corp ‡	31,400	296
RLI Corp	1,850	203
S&T Bancorp Inc	2,500	74
Safety Insurance Group Inc	970	87
Selective Insurance Group Inc	2,310	183
Sierra Bancorp	900	19
Simmons First National Corp, Cl A	9,914	234
Sixth Street Specialty Lending Inc	10,400	196
SmartFinancial Inc	900	23
South Plains Financial Inc	2,316	63
Southern First Bancshares Inc *	550	24
Southern Missouri Bancorp Inc	2,492	131
SouthState Corp	2,293	179
StepStone Group Inc, Cl A	5,910	161
Stewart Information Services Corp	2,150	109
Stifel Financial Corp	6,830	405
StoneX Group Inc *	2,401	223
Synovus Financial Corp	5,800	233
Tompkins Financial Corp	900	64
Towne Bank/Portsmouth VA	3,300	94
TriCo Bancshares	2,350	111
TrustCo Bank Corp NY	6,725	224
UMB Financial Corp	110	10
Umpqua Holdings Corp	15,500	275
United Community Banks Inc/GA	24,025	806
United Fire Group Inc	1,500	44
Universal Insurance Holdings Inc	52,750	630
Univest Financial Corp	10,530	261
Washington Federal Inc	10,000	320
WesBanco Inc	3,000	103
Westamerica BanCorp	1,550	87
White Mountains Insurance Group Ltd	128	175
Wintrust Financial Corp	210	18

		39,673
Health Care — 17.4%
2seventy bio Inc *	5,750	85
Acadia Healthcare Co Inc *	24,392	1,998
Accolade Inc *	4,890	50
Addus HomeCare Corp *	910	81
Aerie Pharmaceuticals Inc *	18,720	283
Agenus Inc *	187,824	507
Akero Therapeutics Inc *	400	5

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Albireo Pharma Inc *	1,600	$28
Alector Inc *	43,478	450
Alkermes PLC *	7,000	166
Altimmune Inc *	8,261	182
ALX Oncology Holdings Inc *	31,836	414
Amicus Therapeutics Inc *	20,514	230
AMN Healthcare Services Inc *	4,670	479
Amneal Pharmaceuticals Inc *	25,780	56
Amphastar Pharmaceuticals Inc *	3,800	112
AnaptysBio Inc *	2,300	53
ANI Pharmaceuticals Inc *	1,000	37
Anika Therapeutics Inc *	2,680	61
Apellis Pharmaceuticals Inc *	7,774	470
Arcellx Inc *	10,598	190
Arcutis Biotherapeutics Inc *	9,147	247
Atea Pharmaceuticals Inc *	37,530	281
Atrion Corp	50	30
Avidity Biosciences Inc *	2,856	56
Axonics Inc *	3,336	241
Axsome Therapeutics Inc *	4,124	263
BioLife Solutions Inc *	6,100	144
Bio-Techne Corp	604	200
Brookdale Senior Living Inc, Cl A *	12,569	55
Cara Therapeutics Inc *	24,180	250
Castle Biosciences Inc *	3,980	115
Catalent Inc *	940	83
Catalyst Pharmaceuticals Inc *	74,839	1,013
Charles River Laboratories International Inc *	472	97
Chemed Corp	506	241
Chinook Therapeutics Inc *	12,175	253
CinCor Pharma Inc *	4,835	163
Cogent Biosciences Inc *	15,428	254
Collegium Pharmaceutical Inc *	20,480	360
Computer Programs and Systems Inc *	6,930	211
Concert Pharmaceuticals Inc *	43,480	286
Corcept Therapeutics Inc *	12,017	310
CorVel Corp *	670	104
Cross Country Healthcare Inc *	10,032	255
CTI BioPharma Corp *	26,443	166
Cutera Inc *	2,912	139
Cytokinetics Inc *	6,049	320
Dynavax Technologies Corp, Cl A *	11,413	131
Eagle Pharmaceuticals Inc/DE *	3,468	114
Edgewise Therapeutics Inc *	2,300	23
Enanta Pharmaceuticals Inc *	1,450	88
Encompass Health Corp	350	17
Ensign Group Inc/The	14,080	1,201
Evolent Health Inc, Cl A *	31,579	1,161
Generation Bio Co *	13,921	71
Globus Medical Inc, Cl A *	2,300	136
Gossamer Bio Inc *	15,107	211

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Haemonetics Corp *	3,704	$278
Halozyme Therapeutics Inc *	27,886	1,136
Harmony Biosciences Holdings Inc *	1,500	66
HealthStream Inc *	3,600	80
Henry Schein Inc *	3,280	241
Heron Therapeutics Inc *	24,710	101
ICU Medical Inc *	780	124
Inhibrx Inc *	12,000	213
Innoviva Inc *	63,767	839
Inspire Medical Systems Inc *	4,054	776
Intra-Cellular Therapies Inc *	3,084	155
Invitae Corp *	41,187	125
Ionis Pharmaceuticals Inc *	5,942	253
iRadimed Corp *	1,569	53
iRhythm Technologies Inc *	1,157	171
Ironwood Pharmaceuticals Inc, Cl A *	68,700	739
iTeos Therapeutics Inc *	18,892	419
Jazz Pharmaceuticals PLC *	1,570	244
Karuna Therapeutics Inc *	1,213	309
Karyopharm Therapeutics Inc *	10,540	53
Kiniksa Pharmaceuticals Ltd, Cl A *	10,023	117
Kodiak Sciences Inc *	20,620	206
Krystal Biotech Inc *	2,615	183
Lannett Co Inc *	15,700	8
Lantheus Holdings Inc *	27,948	2,202
LeMaitre Vascular Inc	1,550	77
Medpace Holdings Inc *	780	115
Meridian Bioscience Inc *	2,900	95
Merit Medical Systems Inc *	1,600	95
Mersana Therapeutics Inc *	13,760	103
Mesa Laboratories Inc	250	43
Mirum Pharmaceuticals Inc *	10,612	265
Molina Healthcare Inc *	520	175
Morphic Holding Inc *	2,380	65
National HealthCare Corp	1,250	87
Neurocrine Biosciences Inc *	3,337	349
NextGen Healthcare Inc *	6,000	103
Nurix Therapeutics Inc *	12,100	190
Ocular Therapeutix Inc *	45,587	232
Omnicell Inc *	6,550	670
OptimizeRx Corp *	15,750	250
Option Care Health Inc *	33,814	1,047
Organogenesis Holdings Inc, Cl A *	77,428	278
Organon & Co	7,700	220
Orthofix Medical Inc *	2,300	46
Pacira BioSciences Inc *	2,200	115
Perrigo Co PLC	5,400	202
Phibro Animal Health Corp, Cl A	3,100	46
Pliant Therapeutics Inc *	8,022	155
PMV Pharmaceuticals Inc *	5,930	83
Praxis Precision Medicines Inc *	22,410	70
Precigen Inc *	101,740	225

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Premier Inc, Cl A	5,200	$183
Prestige Consumer Healthcare Inc *	21,960	1,111
Privia Health Group Inc *	8,909	354
PROCEPT BioRobotics Corp *	3,859	156
Protagonist Therapeutics Inc *	17,240	150
QIAGEN NV *	2,750	125
RAPT Therapeutics Inc *	1,930	52
Repligen Corp *	2,966	651
Rhythm Pharmaceuticals Inc *	7,858	178
Rigel Pharmaceuticals Inc *	52,025	74
Sana Biotechnology Inc *(A)	30,140	205
Sangamo Therapeutics Inc *	14,660	79
Sarepta Therapeutics Inc *	1,751	192
Seer Inc, Cl A *	11,280	114
Select Medical Holdings Corp	21,700	556
Seres Therapeutics Inc *	14,802	76
Shockwave Medical Inc *	5,242	1,556
Simulations Plus Inc	950	57
Singular Genomics Systems Inc *(A)	9,011	24
Stoke Therapeutics Inc *	4,426	67
Supernus Pharmaceuticals Inc *	2,800	96
Surmodics Inc *	850	29
Sutro Biopharma Inc *	13,208	75
Syndax Pharmaceuticals Inc *	2,200	52
Tactile Systems Technology Inc *	17,210	142
Tenet Healthcare Corp *	3,200	181
TG Therapeutics Inc *	28,710	205
TransMedics Group Inc *	4,528	236
Travere Therapeutics Inc *	3,200	86
UFP Technologies Inc *	800	74
United Therapeutics Corp *	6,893	1,562
Utah Medical Products Inc	1,350	124
Vanda Pharmaceuticals Inc *	10,920	116
Varex Imaging Corp *	1,500	32
Vaxcyte Inc *	300	8

		38,697
Industrials — 15.7%
ABM Industries Inc	3,700	172
ACCO Brands Corp	49,600	294
Air Transport Services Group Inc *	4,625	139
Alaska Air Group Inc *	6,400	279
Alta Equipment Group Inc	17,640	208
AMERCO *	316	166
American Woodmark Corp *	3,200	166
Apogee Enterprises Inc	7,200	294
Applied Industrial Technologies Inc	1,920	204
ArcBest Corp	7,300	588
Argan Inc	7,232	250
Array Technologies Inc *	9,592	200
Atkore Inc *	5,700	481
Atlas Air Worldwide Holdings Inc *	2,600	260

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
AZZ Inc	1,650	$70
Barrett Business Services Inc	3,285	265
CACI International Inc, Cl A *	860	242
Casella Waste Systems Inc, Cl A *	2,500	205
CBIZ Inc *	8,796	384
Chart Industries Inc *	8,014	1,554
Clean Harbors Inc *	4,241	498
Comfort Systems USA Inc	2,272	228
CoreCivic Inc *‡	22,000	210
Costamare Inc	15,713	177
Covenant Logistics Group Inc, Cl A	1,000	28
CRA International Inc	5,752	526
Crane Holdings Co	3,900	368
Daseke Inc *	41,761	253
Deluxe Corp	7,700	148
Ducommun Inc *	3,206	141
Dycom Industries Inc *	2,104	236
Eagle Bulk Shipping Inc	3,340	145
EMCOR Group Inc	3,700	440
Ennis Inc	23,723	504
Enovix Corp *	7,391	163
Exponent Inc	15,339	1,440
Federal Signal Corp	10,415	415
First Advantage Corp *	12,630	175
Fluence Energy Inc, Cl A *	9,422	188
Forrester Research Inc *	5,951	247
Forward Air Corp	1,810	176
Franklin Covey Co *	10,259	488
FTI Consulting Inc *	9,965	1,600
Genco Shipping & Trading Ltd	17,244	236
Generac Holdings Inc *	595	131
Global Industrial Co	9,152	275
GMS Inc *	4,400	212
Gorman-Rupp Co/The	200	5
Griffon Corp	6,887	216
Hawaiian Holdings Inc *	10,800	162
Heartland Express Inc	18,471	280
Heidrick & Struggles International Inc	8,467	241
Heritage-Crystal Clean Inc *	15,737	513
Hub Group Inc, Cl A *	2,250	180
Hubbell Inc, Cl B	1,000	206
Hudson Technologies Inc *	57,051	473
Huntington Ingalls Industries Inc	660	152
Huron Consulting Group Inc *	3,567	239
ICF International Inc	1,280	130
Infrastructure and Energy Alternatives Inc *	32,018	455
Insteel Industries Inc	13,009	376
Interface Inc, Cl A	26,854	300
John Bean Technologies Corp	2,255	233
KBR Inc	2,772	134
Kelly Services Inc, Cl A	18,800	303
Kforce Inc	2,050	112

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kimball International Inc, Cl B	27,675	$212
Knight-Swift Transportation Holdings Inc, Cl A	1,300	66
Landstar System Inc	1,540	226
Marten Transport Ltd	14,605	289
Matson Inc	5,340	393
Matthews International Corp, Cl A	2,200	55
McGrath RentCorp	300	25
MDU Resources Group Inc	6,500	196
Mercury Systems Inc *	12,530	603
Miller Industries Inc/TN	1,797	42
MSA Safety Inc	1,530	182
Mueller Industries Inc	11,919	753
MYR Group Inc *	1,360	126
National Presto Industries Inc	450	31
NOW Inc *	16,478	200
NV5 Global Inc *	5,517	777
PAM Transportation Services Inc *	1,164	35
Park Aerospace Corp	8,690	100
Park-Ohio Holdings Corp	7,900	131
Primoris Services Corp	18,400	373
Quad/Graphics Inc, Cl A *	21,039	66
Quanex Building Products Corp	16,115	359
Radiant Logistics Inc *	56,934	398
RBC Bearings Inc *	832	200
Resources Connection Inc	31,705	619
Rush Enterprises Inc, Cl A	3,200	151
Ryder System Inc	3,500	268
Safe Bulkers Inc	114,970	367
Saia Inc *	810	167
Schneider National Inc, Cl B	4,600	105
Science Applications International Corp	2,480	226
SkyWest Inc *	5,000	106
Snap-on Inc	50	11
SP Plus Corp *	16,238	538
Standex International Corp	1,020	92
Sterling Infrastructure Inc *	8,730	221
SunPower Corp, Cl A *	7,924	190
Tennant Co	1,010	61
Tetra Tech Inc	1,740	236
Titan Machinery Inc *	13,533	417
TPI Composites Inc *	6,540	122
Triton International Ltd	13,200	787
TrueBlue Inc *	9,490	195
UFP Industries Inc	5,840	464
UniFirst Corp/MA	610	110
Universal Logistics Holdings Inc	14,450	528
V2X Inc *	5,272	183
Valmont Industries Inc	755	209
Wabash National Corp	7,900	130
Werner Enterprises Inc	12,200	485

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
WillScot Mobile Mini Holdings Corp, Cl A *	30,330	$1,217

		34,822
Information Technology — 13.2%
8x8 Inc *	69,480	362
A10 Networks Inc	22,030	306
ACI Worldwide Inc *	5,700	135
ADTRAN Holdings Inc	9,268	215
Aehr Test Systems *	12,553	183
Agilysys Inc *	5,818	301
Alkami Technology Inc *(A)	23,284	338
Alpha & Omega Semiconductor Ltd *	6,550	253
Amdocs Ltd	5,675	485
American Software Inc/GA, Cl A	3,000	51
Amkor Technology Inc	34,900	703
Arrow Electronics Inc *	2,140	224
Aspen Technology Inc *	390	82
Avalara Inc *	8,325	762
Aviat Networks Inc *	6,180	193
AvidXchange Holdings Inc *	7,400	58
Avnet Inc	9,600	421
Axcelis Technologies Inc *	2,792	187
AXT Inc *	50,153	431
Bel Fuse Inc, Cl B	10,088	287
Belden Inc	3,189	209
Blackbaud Inc *	2,050	107
Box Inc, Cl A *	200	5
Calix Inc *	3,989	235
Cantaloupe Inc *	15,150	97
Cass Information Systems Inc	6,360	233
ChannelAdvisor Corp *	9,546	144
Cirrus Logic Inc *	5,880	451
Clearfield Inc *	10,584	1,229
CommVault Systems Inc *	2,500	136
Concentrix Corp	1,410	177
CSG Systems International Inc	5,800	336
CTS Corp	7,043	298
Diebold Nixdorf Inc *	28,608	100
Digi International Inc *	8,932	296
Diodes Inc *	3,870	275
Dolby Laboratories Inc, Cl A	260	19
eGain Corp *	35,797	330
Endava PLC ADR *	5,210	526
ePlus Inc *	1,770	83
ExlService Holdings Inc *	3,329	558
Extreme Networks Inc *	15,627	224
F5 Inc *	1,180	185
Fabrinet *	2,193	225
Fair Isaac Corp *	610	274
Genpact Ltd	5,550	261
Gitlab Inc, Cl A *	3,434	206
Grid Dynamics Holdings Inc *	12,930	261

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hackett Group Inc/The	23,885	$490
Harmonic Inc *	19,151	216
I3 Verticals Inc, Cl A *	3,446	80
Impinj Inc *	2,254	201
Information Services Group Inc	22,500	130
Insight Enterprises Inc *	1,640	149
InterDigital Inc	1,800	90
International Money Express Inc *	35,259	790
Jack Henry & Associates Inc	1,670	321
Kimball Electronics Inc *	12,100	261
Kulicke & Soffa Industries Inc	4,100	172
Littelfuse Inc	560	133
Manhattan Associates Inc *	1,870	264
Maximus Inc	2,600	158
Methode Electronics Inc	6,700	271
Mitek Systems Inc *	5,894	60
Napco Security Technologies Inc *	6,268	186
NETGEAR Inc *	8,800	208
NetScout Systems Inc *	3,900	124
NortonLifeLock Inc	2,000	45
Nova Ltd *	7,345	730
Novanta Inc *	4,623	618
OSI Systems Inc *	1,140	95
Paylocity Holding Corp *	400	96
PC Connection Inc *	10,505	522
Photronics Inc *	23,906	402
Power Integrations Inc	2,390	171
Progress Software Corp	7,230	348
PTC Inc *	1,160	133
Qualys Inc *	3,177	483
Sanmina Corp *	14,186	688
Sapiens International Corp NV	2,500	55
ScanSource Inc *	11,100	322
SMART Global Holdings Inc *	19,364	355
Sprout Social Inc, Cl A *	8,737	525
SPS Commerce Inc *	10,225	1,249
Super Micro Computer Inc *	4,551	296
Tenable Holdings Inc *	14,640	580
TTM Technologies Inc *	30,118	474
Ultra Clean Holdings Inc *	3,300	97
Unisys Corp *	2,700	25
Veeco Instruments Inc *	6,397	135
Verint Systems Inc *	29,335	1,422
Viant Technology Inc, Cl A *	12,101	55
Viavi Solutions Inc *	37,525	528
Vishay Intertechnology Inc	23,300	458
Vishay Precision Group Inc *	24,365	836

		29,504
Materials — 4.3%
AdvanSix Inc	13,000	471
American Vanguard Corp	5,330	106

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Ashland Inc	120	$12
Aspen Aerogels Inc *	20,040	261
ATI Inc *	5,961	178
Avery Dennison Corp	1,580	290
Balchem Corp	1,670	220
Cabot Corp	2,661	192
Chase Corp	3,361	296
Commercial Metals Co	19,700	798
Graphic Packaging Holding Co	6,871	153
Greif Inc, Cl A	11,200	751
Hawkins Inc	4,620	177
Haynes International Inc	3,320	132
Koppers Holdings Inc	10,300	235
Kronos Worldwide Inc	19,434	250
Livent Corp *	8,766	282
Materion Corp	2,234	193
NewMarket Corp	400	115
Novagold Resources Inc *	20,600	91
O-I Glass Inc, Cl I *	19,200	250
Olympic Steel Inc	7,207	190
Packaging Corp of America	1,920	263
Rayonier Advanced Materials Inc *	26,450	120
Reliance Steel & Aluminum Co	2,132	401
Resolute Forest Products Inc *	25,920	525
Royal Gold Inc	2,340	215
Ryerson Holding Corp	14,530	414
Schnitzer Steel Industries Inc, Cl A	6,100	202
Sensient Technologies Corp	830	66
Silgan Holdings Inc	9,550	435
Sonoco Products Co	3,700	233
SSR Mining Inc	10,900	147
Stepan Co	1,000	104
SunCoke Energy Inc	61,370	405
Tredegar Corp	24,170	247
TriMas Corp	3,500	96
Trinseo PLC	3,700	98
Tronox Holdings PLC	11,600	170

		9,784
Real Estate — 4.1%
Alexander & Baldwin Inc ‡	4,300	81
Alexander's Inc ‡	180	43
American Assets Trust Inc ‡	12,000	333
American Homes 4 Rent, Cl A ‡	5,600	199
Anywhere Real Estate Inc *	16,700	163
Apple Hospitality REIT Inc ‡	61,880	985
Armada Hoffler Properties Inc ‡	4,800	63
Ashford Hospitality Trust Inc *‡	10,485	96
Camden Property Trust ‡	2,040	262
Centerspace ‡	1,120	84
Community Healthcare Trust Inc ‡	1,900	70
CubeSmart ‡	4,400	203

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Douglas Elliman Inc	47,536	$219
EastGroup Properties Inc ‡	1,330	219
EPR Properties ‡	6,800	296
Equity Commonwealth *‡	5,800	153
Equity LifeStyle Properties Inc ‡	3,290	231
Farmland Partners Inc ‡	9,744	141
First Industrial Realty Trust Inc ‡	3,850	195
Forestar Group Inc *	19,397	241
Franklin Street Properties Corp ‡	27,400	77
FRP Holdings Inc *	450	26
Getty Realty Corp ‡	3,800	114
Gladstone Commercial Corp ‡	15,500	296
Global Net Lease Inc ‡	18,300	252
Industrial Logistics Properties Trust ‡	14,200	106
Kite Realty Group Trust ‡	7,000	136
Life Storage Inc ‡	2,190	279
Marcus & Millichap Inc	1,800	67
National Health Investors Inc ‡	4,800	314
National Storage Affiliates Trust ‡	3,600	182
Necessity Retail REIT Inc/The ‡	29,100	217
Office Properties Income Trust ‡	13,400	235
One Liberty Properties Inc ‡	1,300	31
Piedmont Office Realty Trust Inc, Cl A ‡	22,800	269
Plymouth Industrial REIT Inc ‡	8,300	168
PotlatchDeltic Corp ‡	850	39
RLJ Lodging Trust ‡	14,900	180
RMR Group Inc/The, Cl A	7,380	192
Sabra Health Care REIT Inc ‡	34,700	519
Saul Centers Inc ‡	950	42
Service Properties Trust ‡	21,900	150
Tanger Factory Outlet Centers Inc ‡	22,800	352
Terreno Realty Corp ‡	2,450	149
Uniti Group Inc ‡	34,365	323
Universal Health Realty Income Trust ‡	1,000	51
Urstadt Biddle Properties Inc, Cl A ‡	6,850	115
Washington Real Estate Investment Trust ‡	1,000	20

		9,178
Utilities — 2.1%
ALLETE Inc	2,600	154
American States Water Co	2,030	169
Artesian Resources Corp, Cl A	1,000	55
Avista Corp	1,700	69
Black Hills Corp	2,550	193
Brookfield Infrastructure Corp, Cl A	3,750	179
California Water Service Group	2,750	161
Chesapeake Utilities Corp	1,260	159
Clearway Energy Inc, Cl C	6,046	224
Essential Utilities Inc	5,000	246
Hawaiian Electric Industries Inc	5,250	205
IDACORP Inc	2,090	228
MGE Energy Inc	2,070	160

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Middlesex Water Co	1,340	$119
National Fuel Gas Co	8,800	627
New Jersey Resources Corp	4,450	196
NiSource Inc	3,300	97
Northwest Natural Holding Co	2,150	102
NorthWestern Corp	3,000	159
Ormat Technologies Inc	200	19
Otter Tail Corp	2,350	178
Portland General Electric Co	4,450	230
SJW Group	450	29
Spire Inc	1,900	133
UGI Corp	2,000	79
Unitil Corp	4,384	228
Via Renewables Inc, Cl A (A)	15,483	132
York Water Co/The	1,600	70

		4,600
Total Common Stock
(Cost $198,431) ($ Thousands)		218,780

AFFILIATED PARTNERSHIP — 0.6%
SEI Liquidity Fund, LP
2.260% **†(B)	1,434,328	1,434

Total Affiliated Partnership
(Cost $1,434) ($ Thousands)		1,434

CASH EQUIVALENT — 1.9%
SEI Daily Income Trust, Government Fund, Cl F
1.840%**†	4,161,706	4,162

Total Cash Equivalent
(Cost $4,162) ($ Thousands)		4,162

Total Investments in Securities — 100.6%
(Cost $204,027) ($ Thousands)		$224,376

Percentages are based on Net Assets of $223,001 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2022.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at August 31, 2022. The total market value of securities on loan at August 31, 2022 was $1,200 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of August 31, 2022 was $1,434 ($ Thousands).

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Small Cap Fund (Concluded)

ADR — American Depositary Receipt
Cl — Class
LP — Limited Partnership
Ltd. — Limited
PLC — Public Limited Company
REIT — Real Estate Investment Trust

The following is a summary of the level of inputs used as of August 31, 2022, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	218,780	–	–	218,780
Affiliated Partnership	–	1,434	–	1,434
Cash Equivalent	4,162	–	–	4,162
Total Investments in Securities	222,942	1,434	–	224,376

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2022 ($ Thousands):

Security Description	Value 5/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 8/31/2022	Shares	Income	Capital Gains
SEI Liquidity Fund, LP	$1,727	$8,297	$(8,590)	$—	$—	$1,434	1,434,328	$14	$—
SEI Daily Income Trust, Government Fund, Cl F	6,645	17,854	(20,337)	—	—	4,162	4,161,706	20	—
Totals	$8,372	$26,151	$(28,927)	$—	$—	$5,596		$34	$—

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Small Cap II Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.5%

Communication Services — 3.6%
Audacy Inc, Cl A *	120,899	$67
Cable One Inc	568	645
Cars.com Inc *	10,000	128
Cinemark Holdings Inc *	120,113	1,691
Cogent Communications Holdings Inc	10,575	563
IDT Corp, Cl B *	6,440	165
Integral Ad Science Holding Corp *	7,891	64
Iridium Communications Inc *	8,842	392
Liberty Latin America Ltd, Cl A *	16,087	113
Lions Gate Entertainment Corp, Cl A *	231,983	2,285
MediaAlpha Inc, Cl A *	17,446	146
Nexstar Media Group Inc, Cl A	6,111	1,169
PubMatic Inc, Cl A *	10,160	199
Reservoir Media Inc *(A)	22,856	150
Scholastic Corp	6,040	277
Shutterstock Inc	9,943	551
Starry Group Holdings Inc, Cl A *	7,698	17
TEGNA Inc	20,012	428
Thryv Holdings Inc *	10,370	265
World Wrestling Entertainment Inc, Cl A	4,618	314
Ziff Davis Inc *	4,714	365
ZipRecruiter Inc, Cl A *	27,416	457

		10,451
Consumer Discretionary — 11.8%
2U Inc *	5,308	38
Aaron's Co Inc/The	44,729	532
Academy Sports & Outdoors Inc	1,550	67
Advance Auto Parts Inc	3,567	602
American Eagle Outfitters Inc (A)	171,371	1,930
AutoNation Inc *	2,311	288
Beazer Homes USA Inc *	21,259	303
Biglari Holdings Inc, Cl B *	1,052	142
Bloomin' Brands Inc	84,105	1,701
Bluegreen Vacations Holding Corp, Cl A	14,041	293
Brinker International Inc *	71,661	1,756
Brunswick Corp/DE	9,722	726
Buckle Inc/The	2,689	87
Build-A-Bear Workshop Inc, Cl A	4,490	69
Caleres Inc	9,190	234
Callaway Golf Co *	27,537	609
Canada Goose Holdings Inc *	7,307	132
Carter's Inc	12,098	893
Century Casinos Inc *	15,710	116
Chico's FAS Inc *	11,700	66
Churchill Downs Inc	3,977	784
Chuy's Holdings Inc *	6,680	149
Citi Trends Inc *	2,670	54
Clarus Corp (A)	6,854	104
Container Store Group Inc/The *	15,890	108
Destination XL Group Inc *	92,471	509

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Domino's Pizza Inc	1,578	$587
Dorman Products Inc *	5,658	513
El Pollo Loco Holdings Inc *	3,617	33
Ethan Allen Interiors Inc	21,310	507
Express Inc *(A)	37,290	57
Frontdoor Inc *	22,135	520
Funko Inc, Cl A *	11,040	246
Genesco Inc *	1,490	84
Goodyear Tire & Rubber Co/The *	37,807	530
Grand Canyon Education Inc *	2,720	221
H&R Block Inc	7,384	332
Hanesbrands Inc	13,231	115
Haverty Furniture Cos Inc	15,979	429
Hibbett Inc	2,843	167
Kohl's Corp	16,433	467
Kura Sushi USA Inc, Cl A *	3,495	261
Latham Group Inc *	12,210	70
Lifetime Brands Inc	6,804	61
Lovesac Co/The *	15,911	491
Malibu Boats Inc, Cl A *	1,574	94
Marine Products Corp	5,896	59
MarineMax Inc *	2,930	106
MasterCraft Boat Holdings Inc *	14,120	340
Modine Manufacturing Co *	153,163	2,294
Monarch Casino & Resort Inc *	2,640	159
Monro Inc	12,658	586
Motorcar Parts of America Inc *	4,910	73
Movado Group Inc	6,246	199
Murphy USA Inc	6,226	1,807
NEOGAMES *	4,954	79
Noodles & Co, Cl A *	14,580	69
Ollie's Bargain Outlet Holdings Inc *	5,783	320
OneWater Marine Inc, Cl A *	8,279	330
Oxford Industries Inc	6,385	681
Penske Automotive Group Inc	2,584	305
PlayAGS Inc *	34,293	252
Pool Corp	1,515	514
Porch Group Inc *	81,250	175
Ruth's Hospitality Group Inc	21,050	384
Sally Beauty Holdings Inc *	38,106	567
Shoe Carnival Inc	11,008	262
Skechers USA Inc, Cl A *	11,051	418
Steven Madden Ltd	11,601	338
Stoneridge Inc *	16,139	307
Superior Group of Cos Inc	4,234	47
Target Hospitality Corp *	31,798	423
Travel + Leisure Co	14,110	598
Udemy Inc *	15,570	231
Unifi Inc *	5,296	60
Urban Outfitters Inc *	71,064	1,430
Vista Outdoor Inc *	7,080	199
Vivint Smart Home Inc *	84,076	526

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Wingstop Inc	5,903	$672
Winmark Corp	292	60
WW International Inc *	30,140	157
XPEL Inc *	3,346	229
YETI Holdings Inc *	7,363	272

		33,605
Consumer Staples — 3.9%
Casey's General Stores Inc	3,378	722
Celsius Holdings Inc *	4,688	485
Chefs' Warehouse Inc/The *	6,108	204
elf Beauty Inc *	9,108	347
Hain Celestial Group Inc/The *	13,057	265
Hostess Brands Inc, Cl A *	60,451	1,401
Ingles Markets Inc, Cl A	3,139	275
Ingredion Inc	12,190	1,061
Inter Parfums Inc	7,891	620
Lancaster Colony Corp	3,757	633
MGP Ingredients Inc	10,392	1,138
Natural Grocers by Vitamin Cottage Inc	15,185	218
Performance Food Group Co *	10,473	524
Post Holdings Inc *	3,787	336
Seneca Foods Corp, Cl A *	4,213	223
TreeHouse Foods Inc *	31,830	1,483
Turning Point Brands Inc	12,650	295
Veru Inc *	16,024	245
Village Super Market Inc, Cl A	8,792	193
Vita Coco Co Inc/The *	18,097	271
Weis Markets Inc	3,588	279

		11,218
Energy — 7.8%
Alto Ingredients Inc *	66,540	287
Antero Resources Corp *	5,427	217
Berry Corp	58,543	536
Cactus Inc, Cl A	16,872	674
California Resources Corp	5,963	298
Centrus Energy Corp, Cl A *	15,881	791
ChampionX Corp	29,479	643
Chesapeake Energy Corp	2,219	223
Chord Energy Corp	6,850	970
Civitas Resources Inc	8,129	546
Coterra Energy Inc, Cl A	21,686	670
Crescent Point Energy (A)	38,721	294
Delek US Holdings Inc	87,322	2,467
Diamondback Energy Inc	5,082	677
Dorian LPG Ltd	6,350	92
Earthstone Energy Inc, Cl A *	29,641	451
Expro Group Holdings NV *	17,082	231
Helix Energy Solutions Group Inc *	32,310	140
Helmerich & Payne Inc	11,778	504
HF Sinclair Corp	37,698	1,984
International Seaways Inc	19,079	563

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Matador Resources Co	5,456	$325
NCS Multistage Holdings Inc *	2,022	57
New Fortress Energy Inc, Cl A	4,751	272
Northern Oil and Gas Inc	34,204	1,082
Oil States International Inc *	16,830	82
Par Pacific Holdings Inc *	17,275	325
PDC Energy Inc	16,339	1,110
Range Resources Corp	7,870	259
REX American Resources Corp *	16,368	496
RPC Inc	25,720	205
Scorpio Tankers Inc	13,915	579
Select Energy Services Inc, Cl A *	21,198	151
SFL Corp Ltd	27,025	289
Sitio Royalties Corp	16,800	427
Solaris Oilfield Infrastructure Inc, Cl A	45,352	485
Southwestern Energy Co *	214,949	1,610
Talos Energy Inc *	14,140	293
Teekay Tankers Ltd, Cl A *	16,624	409
TETRA Technologies Inc *	18,000	72
VAALCO Energy Inc	59,370	297
W&T Offshore Inc *	56,170	365

		22,448
Financials — 15.9%
1st Source Corp	3,810	180
AFC Gamma Inc	5,790	101
Allegiance Bancshares Inc	1,810	77
Amalgamated Financial Corp	9,140	206
American Equity Investment Life Holding Co	60,841	2,312
Arrow Financial Corp	2,527	81
AssetMark Financial Holdings Inc *	10,435	202
Atlanticus Holdings Corp *	9,793	279
BancFirst Corp	2,046	221
Bank of Marin Bancorp	4,540	140
Bank of NT Butterfield & Son Ltd/The	31,473	1,026
Bank OZK	19,508	791
BankUnited Inc	92,433	3,425
Bridgewater Bancshares Inc *	3,702	64
Byline Bancorp Inc	5,850	127
Cambridge Bancorp	730	60
Capital Bancorp Inc	5,420	134
Capstar Financial Holdings Inc	4,345	87
Carter Bankshares Inc *	7,118	117
CBTX Inc	13,812	412
Central Pacific Financial Corp	9,070	198
Chimera Investment Corp ‡	92,897	790
Civista Bancshares Inc	2,835	60
CNB Financial Corp/PA	1,902	50
CNO Financial Group Inc	104,900	1,931
Coastal Financial Corp/WA *	2,058	83
Cohen & Steers Inc	8,744	624
Community Trust Bancorp Inc	1,160	49

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Crawford & Co, Cl A	10,530	$64
CrossFirst Bankshares Inc *	11,480	151
CVB Financial Corp	11,316	297
Enova International Inc *	4,060	142
Equity Bancshares Inc, Cl A	2,490	78
Esquire Financial Holdings Inc	3,302	123
Evercore Inc, Cl A	2,809	263
FactSet Research Systems Inc	1,641	711
Farmers National Banc Corp	12,853	184
Financial Institutions Inc	7,411	193
First Bancshares Inc/The	2,358	70
First Commonwealth Financial Corp	91,129	1,228
First Community Bankshares Inc	8,250	260
First Financial Corp/IN	2,760	128
First Internet Bancorp	329	12
First Interstate BancSystem Inc, Cl A	38,851	1,564
First of Long Island Corp/The	5,701	105
FNB Corp/PA	161,971	1,931
Globe Life Inc	5,556	540
Great Southern Bancorp Inc	2,900	170
Hamilton Lane Inc, Cl A	8,775	610
Hanmi Financial Corp	11,088	274
Hanover Insurance Group Inc/The	1,770	229
HarborOne Bancorp Inc	7,600	104
HBT Financial Inc	8,970	162
Hercules Capital (A)	9,710	137
Heritage Commerce Corp	34,005	384
Home BancShares Inc/AR	34,975	823
HomeTrust Bancshares Inc	5,670	132
Independent Bank Corp/MI	11,975	246
Kinsale Capital Group Inc	1,604	407
Lakeland Bancorp Inc	14,770	241
LendingTree Inc *	2,820	86
Macatawa Bank Corp	8,523	81
Mercantile Bank Corp	5,831	193
Merchants Bancorp/IN	9,740	263
Metrocity Bankshares Inc	5,099	102
Metropolitan Bank Holding Corp *	4,915	352
MGIC Investment Corp	51,342	734
Morningstar Inc	2,367	540
National Western Life Group Inc, Cl A	410	78
Nicolet Bankshares Inc *	3,307	253
NMI Holdings Inc, Cl A *	25,992	534
Northfield Bancorp Inc	6,968	103
OFG Bancorp	38,645	1,051
Old National Bancorp/IN	104,319	1,741
Oppenheimer Holdings Inc, Cl A	11,601	421
Origin Bancorp Inc	1,920	78
Orrstown Financial Services Inc	4,104	105
PacWest Bancorp	23,670	623
PCSB Financial Corp	6,750	125
Peapack-Gladstone Financial Corp	4,504	152

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Peoples Bancorp Inc/OH	3,200	$96
Peoples Financial Services Corp	2,213	108
Pinnacle Financial Partners Inc	14,172	1,144
Popular Inc	8,531	659
Prosperity Bancshares Inc	9,564	678
Provident Bancorp Inc	9,442	137
Pzena Investment Management Inc, Cl A	24,788	236
QCR Holdings Inc	2,558	143
RBB Bancorp	9,620	213
Regional Management Corp	11,884	400
Republic First Bancorp Inc *	32,039	102
South Plains Financial Inc	2,396	65
Southern Missouri Bancorp Inc	2,110	111
SouthState Corp	2,641	206
StepStone Group Inc, Cl A	6,991	191
StoneX Group Inc *	3,483	323
TrustCo Bank Corp NY	5,737	191
Umpqua Holdings Corp	137,499	2,439
Universal Insurance Holdings Inc	34,441	411
Univest Financial Corp	33,975	842
Western Alliance Bancorp	18,566	1,424
Wintrust Financial Corp	16,344	1,378
WisdomTree Investments Inc	45,368	227

		45,129
Health Care — 14.0%
2seventy bio Inc *	6,780	100
4D Molecular Therapeutics Inc *	15,616	123
Acadia Healthcare Co Inc *	4,892	401
Accolade Inc *	5,600	57
Aerie Pharmaceuticals Inc *	20,860	315
Agenus Inc *	211,688	572
Albireo Pharma Inc *	6,600	115
Alector Inc *	48,857	506
Altimmune Inc *	11,985	265
ALX Oncology Holdings Inc *	35,748	465
Amedisys Inc *	7,319	867
Amicus Therapeutics Inc *	29,625	333
AMN Healthcare Services Inc *	13,621	1,398
Amneal Pharmaceuticals Inc *	28,670	62
Anika Therapeutics Inc *	3,090	70
Apellis Pharmaceuticals Inc *	5,504	333
Arcellx Inc *	15,304	275
Arcturus Therapeutics Holdings Inc *	2,065	29
Arcutis Biotherapeutics Inc *	9,928	268
Artivion *	4,786	106
Arvinas Inc *	2,553	108
Atea Pharmaceuticals Inc *	38,640	290
Avidity Biosciences Inc *	3,029	59
Axogen Inc *	14,936	140
Axonics Inc *	4,841	350
Axsome Therapeutics Inc *	5,980	381

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
BioLife Solutions Inc *	7,210	$170
Brookdale Senior Living Inc, Cl A *	14,238	63
C4 Therapeutics Inc *	14,562	147
Cara Therapeutics Inc *	23,320	241
Cardiovascular Systems Inc *	11,862	157
CareDx Inc *	9,630	189
Castle Biosciences Inc *	4,730	137
Catalyst Pharmaceuticals Inc *	38,948	527
Certara Inc *	11,244	176
Chemed Corp	1,705	812
Chinook Therapeutics Inc *	13,394	279
CinCor Pharma Inc *	7,015	237
Co-Diagnostics Inc *(A)	96,585	326
Cogent Biosciences Inc *(A)	22,382	369
Collegium Pharmaceutical Inc *	38,759	681
Computer Programs and Systems Inc *	4,876	149
Concert Pharmaceuticals Inc *	62,790	413
Corcept Therapeutics Inc *	11,045	285
Cross Country Healthcare Inc *	10,671	271
CTI BioPharma Corp *	38,362	241
Cutera Inc *	4,224	202
Cytokinetics Inc *	8,684	460
DICE Therapeutics Inc *(A)	7,488	118
Dynavax Technologies Corp, Cl A *	16,558	190
Eagle Pharmaceuticals Inc/DE *	3,073	101
Encompass Health Corp	32,167	1,562
Ensign Group Inc/The	11,143	950
Envista Holdings Corp *	21,685	804
Erasca Inc *(A)	13,263	120
Evolent Health Inc, Cl A *	9,352	344
Generation Bio Co *	16,330	84
Gossamer Bio Inc *	21,907	306
Haemonetics Corp *	5,370	403
Halozyme Therapeutics Inc *	6,326	258
HealthEquity Inc *	5,434	359
Heron Therapeutics Inc *	49,625	203
Inhibrx Inc *	20,451	363
Innoviva Inc *	15,381	202
Instil Bio Inc *	23,906	124
Integra LifeSciences Holdings Corp *	13,788	658
Intra-Cellular Therapies Inc *	4,474	225
Invitae Corp *	46,402	141
Ionis Pharmaceuticals Inc *	5,720	243
iRadimed Corp	1,806	61
iRhythm Technologies Inc *	1,679	248
iTeos Therapeutics Inc *	20,640	458
Karuna Therapeutics Inc *	1,760	449
Karyopharm Therapeutics Inc *	11,900	60
Kiniksa Pharmaceuticals Ltd, Cl A *	22,941	269
Kodiak Sciences Inc *	23,120	231
Krystal Biotech Inc *	3,776	265
Lantheus Holdings Inc *	8,544	673

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
LeMaitre Vascular Inc	15,846	$782
MaxCyte Inc *	28,307	147
Merit Medical Systems Inc *	8,087	479
Mersana Therapeutics Inc *	15,240	114
Mirum Pharmaceuticals Inc *	14,259	356
Morphic Holding Inc *	2,370	65
Neurocrine Biosciences Inc *	2,683	281
Nevro Corp *	3,862	175
Nurix Therapeutics Inc *	13,480	212
NuVasive Inc *	12,029	511
Ocular Therapeutix Inc *	49,328	251
Omnicell Inc *	2,192	224
OptimizeRx Corp *	17,647	280
Option Care Health Inc *	11,558	358
Organogenesis Holdings Inc, Cl A *	87,079	313
Paragon 28 Inc *	8,445	148
Pediatrix Medical Group Inc *	12,366	220
Pliant Therapeutics Inc *	11,631	224
PMV Pharmaceuticals Inc *(A)	16,215	226
Praxis Precision Medicines Inc *	26,270	82
Precigen Inc *(A)	119,620	264
Prestige Consumer Healthcare Inc *	27,695	1,401
Privia Health Group Inc *	12,120	482
PROCEPT BioRobotics Corp *	5,595	226
Protagonist Therapeutics Inc *	19,000	166
Quest Diagnostics Inc	4,956	621
QuidelOrtho Corp *	5,946	471
RAPT Therapeutics Inc *	2,090	56
Relay Therapeutics Inc *	6,446	148
Rhythm Pharmaceuticals Inc *	11,400	258
Rigel Pharmaceuticals Inc *	61,238	87
Sana Biotechnology Inc *(A)	35,378	241
Sangamo Therapeutics Inc *	14,710	79
Sarepta Therapeutics Inc *	2,541	278
Seer Inc, Cl A *	12,170	123
Seres Therapeutics Inc *	15,590	80
Shockwave Medical Inc *	2,034	604
Sight Sciences Inc *	22,007	153
Silk Road Medical Inc *	2,334	93
Singular Genomics Systems Inc *(A)	10,996	29
Sonendo Inc *(A)	27,680	33
SpringWorks Therapeutics Inc *	7,257	202
STERIS PLC	4,072	820
Stoke Therapeutics Inc *	5,207	78
Sutro Biopharma Inc *	15,619	88
Syneos Health Inc, Cl A *	2,369	142
Tactile Systems Technology Inc *	19,350	160
TG Therapeutics Inc *	30,470	217
TransMedics Group Inc *	8,195	426
United Therapeutics Corp *	1,006	228
US Physical Therapy Inc	4,609	381
Utah Medical Products Inc	1,122	103

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Vanda Pharmaceuticals Inc *	8,260	$87
Veracyte Inc *	8,244	168
Zimvie Inc *	26,112	397

		39,830
Industrials — 19.4%
ABM Industries Inc	56,976	2,644
ACCO Brands Corp	325,522	1,930
ACV Auctions Inc, Cl A *	38,945	331
Air Lease Corp, Cl A	16,635	605
Air Transport Services Group Inc *	6,710	202
Alight Inc *	58,356	460
Allison Transmission Holdings Inc, Cl A	19,097	692
Alta Equipment Group Inc	20,851	245
Altra Industrial Motion Corp	23,132	878
Argan Inc	7,769	269
Array Technologies Inc *	13,916	291
Atlas Air Worldwide Holdings Inc *	4,227	422
AZEK Co Inc/The, Cl A *	21,396	390
Barrett Business Services Inc	3,243	262
Booz Allen Hamilton Holding Corp, Cl A	6,597	631
BWX Technologies Inc	27,392	1,428
Byrna Technologies Inc *	23,994	214
CACI International Inc, Cl A *	3,490	980
Carlisle Cos Inc	2,298	679
CBIZ Inc *	6,886	301
Chart Industries Inc *	2,188	424
Cimpress PLC *	4,556	153
CIRCOR International Inc *	19,428	317
Clean Harbors Inc *	17,546	2,060
Comfort Systems USA Inc	3,296	331
Costamare Inc	18,535	209
CRA International Inc	5,898	539
Daseke Inc *	46,080	279
Ducommun Inc *	3,678	162
Dycom Industries Inc *	3,052	342
Eagle Bulk Shipping Inc	3,670	159
EMCOR Group Inc	6,439	766
Enerpac Tool Group Corp, Cl A	17,755	344
Ennis Inc	10,588	225
Enovix Corp *	10,724	237
EnPro Industries Inc	9,185	832
First Advantage Corp *	30,147	417
Fluence Energy Inc, Cl A *	13,669	273
Forrester Research Inc *	8,826	367
Forward Air Corp	4,612	448
Franklin Covey Co *	11,502	547
Gates Industrial Corp PLC *	43,193	463
Genco Shipping & Trading Ltd	15,640	214
GFL Environmental Inc	23,801	669
Global Industrial Co	9,355	281
Griffon Corp	9,920	311

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Harsco Corp *	27,767	$157
Heartland Express Inc	25,715	390
Heidrick & Struggles International Inc	7,773	221
Heritage-Crystal Clean Inc *	34,699	1,130
Hexcel Corp	11,584	680
Hillenbrand Inc	12,974	541
Hudson Technologies Inc *	117,327	974
Huntington Ingalls Industries Inc	2,809	647
Huron Consulting Group Inc *	29,098	1,947
Infrastructure and Energy Alternatives Inc *	36,168	514
Insperity Inc	7,165	781
Insteel Industries Inc	13,937	403
Interface Inc, Cl A	9,970	111
ITT Inc	13,138	953
John Bean Technologies Corp	1,681	174
Kadant Inc	743	133
KBR Inc	4,021	194
Kelly Services Inc, Cl A	18,929	305
Kennametal Inc	10,738	252
Kimball International Inc, Cl B	25,625	196
Kirby Corp *	4,483	301
Korn Ferry	14,753	899
Landstar System Inc	4,293	630
Legalzoom.com Inc *	18,959	195
ManTech International Corp/VA, Cl A	2,399	230
Marten Transport Ltd	12,768	253
Masonite International Corp *	8,654	708
Matson Inc	4,832	356
Matthews International Corp, Cl A	16,074	402
Miller Industries Inc/TN	1,041	24
Mueller Industries Inc	4,480	283
Nordson Corp	2,525	574
NOW Inc *	23,904	290
PAM Transportation Services Inc *	655	19
Park Aerospace Corp	7,022	81
Quanex Building Products Corp	18,306	408
Radiant Logistics Inc *	60,673	425
RBC Bearings Inc *	1,208	291
Regal Rexnord Corp	11,659	1,604
Resources Connection Inc	33,566	656
Ritchie Bros Auctioneers Inc	8,810	611
Rocket Lab USA Inc *	29,103	160
Safe Bulkers Inc	126,600	404
Snap-on Inc	2,936	639
SP Plus Corp *	24,885	825
Standex International Corp	14,245	1,288
Sterling Infrastructure Inc *	10,304	261
SunPower Corp, Cl A *(A)	11,497	276
Tennant Co	4,503	272
Terex Corp	16,484	548
Tetra Tech Inc	5,082	690
Titan Machinery Inc *	13,611	419

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
TPI Composites Inc *	7,700	$143
TriNet Group Inc *	4,106	338
TrueBlue Inc *	27,415	563
UFP Industries Inc	11,186	888
UniFirst Corp/MA	2,904	523
Universal Logistics Holdings Inc	4,110	150
V2X Inc *	6,282	218
Valmont Industries Inc	3,807	1,054
WESCO International Inc *	3,605	475

		55,300
Information Technology — 12.1%
8x8 Inc *	101,630	530
A10 Networks Inc	17,950	250
Actua Corp *(B)	39,640	—
ADTRAN Holdings Inc	13,441	312
Aehr Test Systems *	18,212	265
Agilysys Inc *	5,607	290
Alkami Technology Inc *(A)	45,602	661
Allegro MicroSystems Inc *	10,275	240
Alpha & Omega Semiconductor Ltd *	7,210	279
Amdocs Ltd	3,315	283
Asure Software Inc *	27,098	147
AudioCodes Ltd	22,191	494
Aviat Networks Inc *	7,300	228
AvidXchange Holdings Inc *	8,760	68
Axcelis Technologies Inc *	4,050	271
AXT Inc *	55,851	480
Belden Inc	15,246	998
Broadridge Financial Solutions Inc	3,851	659
Calix Inc *	5,788	341
Cantaloupe Inc *	17,840	114
Cass Information Systems Inc	5,440	200
ChannelAdvisor Corp *	18,229	275
Clearfield Inc *	4,878	566
Cognex Corp	8,316	350
Consensus Cloud Solutions Inc *	5,151	259
CTS Corp	9,738	412
Diebold Nixdorf Inc *	33,279	116
Digi International Inc *	12,899	427
eGain Corp *	36,372	335
Entegris Inc	3,580	340
ExlService Holdings Inc *	7,798	1,308
Extreme Networks Inc *	22,674	325
Fabrinet *	3,181	327
ForgeRock Inc, Cl A *	5,494	94
Gitlab Inc, Cl A	4,960	297
Grid Dynamics Holdings Inc *	15,150	306
Hackett Group Inc/The	23,006	472
Harmonic Inc *	102,243	1,151
I3 Verticals Inc, Cl A *	4,132	97
Impinj Inc *	3,270	292

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
International Money Express Inc *	51,490	$1,153
Jack Henry & Associates Inc	3,535	679
KnowBe4 Inc, Cl A *	7,842	151
Kulicke & Soffa Industries Inc	14,299	601
Littelfuse Inc	2,746	651
Lumentum Holdings Inc *	13,639	1,140
MACOM Technology Solutions Holdings Inc *	7,706	425
Mirion Technologies *	31,530	239
Mitek Systems Inc *	7,137	73
Model N Inc *	4,721	141
Momentive Global Inc *	36,881	261
Monday.com Ltd *	1,254	143
Napco Security Technologies Inc *	9,089	270
PC Connection Inc	9,900	492
Photronics Inc *	152,693	2,565
Ping Identity Holding Corp *	9,024	254
Power Integrations Inc	9,028	646
Qualys Inc *	2,389	363
Rackspace Technology Inc *(A)	48,364	216
Sanmina Corp *	6,893	334
ScanSource Inc *	2,580	75
Silicon Motion Technology Corp ADR	16,752	1,292
SMART Global Holdings Inc *	7,092	130
Sumo Logic Inc *	9,302	82
Super Micro Computer Inc *	45,063	2,933
TTEC Holdings Inc	8,870	464
TTM Technologies Inc *	18,162	286
Universal Display Corp	4,861	543
Upland Software Inc *	14,021	147
Veeco Instruments Inc *	7,595	161
Vertex Inc, Cl A *	15,001	205
Viant Technology Inc, Cl A *	14,228	64
Viavi Solutions Inc *	73,439	1,034
Vishay Intertechnology Inc	36,800	724
Vishay Precision Group Inc *	15,400	528

		34,324
Materials — 4.9%
Alamos Gold Inc, Cl A	38,476	277
American Vanguard Corp	6,240	124
Aspen Aerogels Inc *	22,480	292
ATI Inc *	8,642	259
Axalta Coating Systems Ltd *	23,798	613
Cabot Corp	10,790	776
Century Aluminum Co *	26,780	207
Chase Corp	3,206	283
Commercial Metals Co	44,782	1,814
Element Solutions Inc	28,820	538
Graphic Packaging Holding Co	9,964	222
Hawkins Inc	2,470	95
Haynes International Inc	3,740	148

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Ingevity Corp *	10,084	$707
Innospec Inc	5,127	479
Kronos Worldwide Inc	22,098	285
Livent Corp *	50,160	1,614
Materion Corp	3,242	280
O-I Glass Inc, Cl I *	69,886	909
Olympic Steel Inc	6,808	179
Quaker Chemical Corp	2,841	495
Ranpak Holdings Corp, Cl A *	42,095	223
Rayonier Advanced Materials Inc *	31,440	142
Reliance Steel & Aluminum Co	4,916	924
Ryerson Holding Corp	16,520	471
Silgan Holdings Inc	8,053	367
SunCoke Energy Inc	72,060	475
Tredegar Corp	9,790	100
Valvoline Inc	24,364	708

		14,006
Real Estate — 2.3%
Ashford Hospitality Trust Inc *‡	11,720	108
Corporate Office Properties Trust ‡	27,499	710
Douglas Elliman Inc	62,001	286
eXp World Holdings Inc (A)	33,334	431
Farmland Partners Inc ‡	14,137	205
Forestar Group Inc *	22,477	280
Kennedy-Wilson Holdings Inc	35,733	627
National Storage Affiliates Trust ‡	19,759	998
Newmark Group Inc, Cl A	66,236	679
NexPoint Residential Trust Inc ‡	9,091	480
RMR Group Inc/The, Cl A	4,390	114
STAG Industrial Inc ‡	31,970	985
Terreno Realty Corp ‡	7,410	452
Urstadt Biddle Properties Inc, Cl A ‡	5,180	87

		6,442
Utilities — 1.8%
Algonquin Power & Utilities Corp	53,630	735
Black Hills Corp	10,049	758
Clearway Energy Inc, Cl C	8,771	325
IDACORP Inc	8,088	884
Portland General Electric Co	27,765	1,435
Pure Cycle Corp *	15,817	163
Spire Inc	7,308	511
Unitil Corp	1,384	72
Via Renewables Inc, Cl A (A)	18,248	156

		5,039
Total Common Stock
(Cost $241,442) ($ Thousands)		277,792

Description	Shares	Market Value ($ Thousands)
EXCHANGE TRADED FUND — 0.4%

iShares Russell 2000 Value ETF	6,986	$1,011

Total Exchange Traded Fund
(Cost $1,081) ($ Thousands)		1,011

AFFILIATED PARTNERSHIP — 2.0%
SEI Liquidity Fund, LP
2.260% **†(C)	5,650,003	5,650

Total Affiliated Partnership
(Cost $5,649) ($ Thousands)		5,650

CASH EQUIVALENT — 2.2%
SEI Daily Income Trust, Government Fund, Cl F
1.840%**†	6,403,831	6,404

Total Cash Equivalent
(Cost $6,404) ($ Thousands)		6,404

Total Investments in Securities — 102.1%
(Cost $254,576) ($ Thousands)		$290,857

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Small Cap II Fund (Concluded)

Percentages are based on Net Assets of $284,771 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2022.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at August 31, 2022. The total market value of securities on loan at August 31, 2022 was $5,395 ($ Thousands).
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of August 31, 2022 was $5,650 ($ Thousands).

ADR — American Depositary Receipt
Cl — Class
ETF — Exchange Traded Fund
L.P. — Limited Partnership
Ltd. — Limited
PLC — Public Limited Company

The following is a summary of the level of inputs used as of August 31, 2022, in valuing the Fund's investments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3(1) ($)		Total ($)
Common Stock	277,792	–	–	^	277,792
Exchange Traded Fund	1,011	–	–		1,011
Affiliated Partnership	–	5,650	–		5,650
Cash Equivalent	6,404	–	–		6,404
Total Investments in Securities	285,207	5,650	–		290,857

(1) A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^ Security market value less than $500.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2022 ($ Thousands):

Security Description	Value 5/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2022	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$9,369	$16,787	$(20,505)	$—	$(1)	$5,650	5,650,003	$32	$—
SEI Daily Income Trust, Government Fund, Cl F	10,858	31,744	(36,198)	—	—	6,404	6,403,831	23	—
Totals	$20,227	$48,531	$(56,703)	$-	$(1)	$12,054		$55	$-

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Small/Mid Cap Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 96.8%

Communication Services — 4.6%
AMC Networks Inc, Cl A *	22,800	$611
Audacy Inc, Cl A *	173,700	96
Cable One Inc	2,501	2,839
Cargurus Inc, Cl A *	21,237	397
Cars.com Inc *	51,100	651
Cogent Communications Holdings Inc	46,510	2,477
Gogo Inc *	57,751	858
Gray Television Inc	30,800	588
John Wiley & Sons Inc, Cl A	75,284	3,465
Lumen Technologies Inc	112,300	1,118
Nexstar Media Group Inc, Cl A	71,130	13,609
Shutterstock Inc	43,680	2,420
Sinclair Broadcast Group Inc, Cl A	32,666	722
Starry Group Holdings Inc, Cl A *(A)	24,243	54
Thryv Holdings Inc *	34,523	883
Yelp Inc, Cl A *	22,469	768
Ziff Davis Inc *	88,235	6,819
ZipRecruiter Inc, Cl A *	71,796	1,198

		39,573
Consumer Discretionary — 10.6%
2U Inc *	19,570	139
Aaron's Co Inc/The	129,992	1,547
Abercrombie & Fitch Co, Cl A *	21,700	312
Advance Auto Parts Inc	15,724	2,652
American Axle & Manufacturing Holdings Inc *	90,600	938
Asbury Automotive Group Inc *	5,640	984
Big Lots Inc	25,800	530
Bluegreen Vacations Holding Corp, Cl A	30,900	644
Boot Barn Holdings Inc *	15,555	1,036
BorgWarner Inc	34,400	1,297
Brunswick Corp/DE	42,650	3,186
Canada Goose Holdings Inc *	23,358	421
Carter's Inc	17,317	1,279
Chegg Inc *	41,646	820
Churchill Downs Inc	21,308	4,200
Dave & Buster's Entertainment Inc *	24,855	1,027
Dick's Sporting Goods Inc	13,800	1,468
Domino's Pizza Inc	6,962	2,589
Ethan Allen Interiors Inc	29,100	692
Everi Holdings Inc *	37,070	686
Farfetch Ltd, Cl A *	53,473	536
Floor & Decor Holdings Inc, Cl A *	4,128	336
Foot Locker Inc	37,100	1,367
Fox Factory Holding Corp *	21,595	2,013
Frontdoor Inc *	80,009	1,879
Gentherm Inc *	12,680	760
G-III Apparel Group Ltd *	36,850	776
Goodyear Tire & Rubber Co/The *	71,642	1,005
Grand Canyon Education Inc *	9,986	813

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Group 1 Automotive Inc	8,900	$1,589
Hanesbrands Inc	66,215	577
Harley-Davidson Inc	42,300	1,632
Haverty Furniture Cos Inc	38,200	1,025
Helen of Troy Ltd *	11,106	1,373
Kohl's Corp	24,700	702
Lear Corp	5,400	749
Leslie's Inc *	141,638	2,008
Lithia Motors Inc, Cl A	15,962	4,237
Lovesac Co/The *	19,010	586
Macy's Inc	33,400	578
MarineMax Inc *	19,894	723
Mohawk Industries Inc *	7,800	861
Monro Inc	55,626	2,576
Murphy USA Inc	3,190	926
ODP Corp/The *	35,698	1,276
Ollie's Bargain Outlet Holdings Inc *	16,850	932
Oxford Industries Inc	10,477	1,118
Patrick Industries Inc	12,479	661
Perdoceo Education Corp *	45,800	530
Polaris Inc	3,189	361
Pool Corp	6,659	2,259
PulteGroup Inc	35,200	1,431
PVH Corp	11,100	624
Qurate Retail Inc *	68,700	213
Rent-A-Center Inc/TX, Cl A	17,000	439
Ruth's Hospitality Group Inc	47,045	857
Sally Beauty Holdings Inc *	147,303	2,192
Skechers USA Inc, Cl A *	39,704	1,501
Skyline Champion Corp *	16,620	942
Sonic Automotive Inc, Cl A	20,900	1,112
Sportradar Holding AG, Cl A *(A)	43,406	477
Target Hospitality Corp *	70,000	930
Taylor Morrison Home Corp, Cl A *	29,056	730
Toll Brothers Inc	39,300	1,721
Travel + Leisure Co	62,010	2,629
TravelCenters of America Inc *	24,275	1,313
Under Armour Inc, Cl C *	64,436	489
Victoria's Secret & Co *	74,949	2,506
Visteon Corp *	7,035	843
Whirlpool Corp	14,400	2,255
Wingstop Inc	25,945	2,954
Winnebago Industries Inc	11,200	645
Wyndham Hotels & Resorts Inc	19,350	1,264

		91,278
Consumer Staples — 4.2%
Beauty Health Co/The *	42,370	491
BJ's Wholesale Club Holdings Inc *	51,290	3,821
Casey's General Stores Inc	14,824	3,169
Central Garden & Pet Co, Cl A *	20,200	763
Chefs' Warehouse Inc/The *	22,780	759

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Energizer Holdings Inc	21,000	$590
Ingles Markets Inc, Cl A	16,300	1,427
Ingredion Inc	19,400	1,689
Inter Parfums Inc	34,563	2,714
J M Smucker Co/The	5,100	714
Molson Coors Beverage Co, Cl B	44,100	2,279
Performance Food Group Co *	17,613	880
Simply Good Foods Co/The *	21,546	658
SpartanNash Co	47,033	1,431
Spectrum Brands Holdings Inc	50,745	3,196
Sprouts Farmers Market Inc *	40,400	1,168
TreeHouse Foods Inc *	108,275	5,046
United Natural Foods Inc *	91,437	4,031
Universal Corp/VA	7,000	357
Weis Markets Inc	8,600	668

		35,851
Energy — 5.7%
APA Corp	30,500	1,193
Cactus Inc, Cl A	35,735	1,428
Centennial Resource Development Inc/DE, Cl A *	110,883	912
Chord Energy Corp	36,842	5,215
Civitas Resources Inc	49,490	3,325
CNX Resources Corp *	31,900	564
Coterra Energy Inc, Cl A	95,532	2,953
CVR Energy Inc	26,950	880
Diamondback Energy Inc	27,444	3,658
DT Midstream Inc	63,948	3,531
Earthstone Energy Inc, Cl A *	72,124	1,096
HF Sinclair Corp	52,100	2,742
Magnolia Oil & Gas Corp, Cl A	179,961	4,296
Marathon Oil Corp	79,900	2,044
Matador Resources Co	61,004	3,636
Northern Oil and Gas Inc	110,377	3,492
PBF Energy Inc, Cl A *	32,161	1,099
PDC Energy Inc	19,400	1,317
ProFrac Holding Corp, Cl A *	63,715	1,254
Ranger Oil Corp, Cl A	26,331	1,027
Viper Energy Partners LP	77,329	2,360
World Fuel Services Corp	26,900	694

		48,716
Financials — 15.0%
Affiliated Managers Group Inc	5,900	751
AG Mortgage Investment Trust Inc (A)	20,500	131
Ally Financial Inc	40,300	1,338
American Equity Investment Life Holding Co	22,992	874
American Financial Group Inc/OH	7,500	958
Ameris Bancorp	19,778	923
Annaly Capital Management Inc ‡	82,200	530
Ares Capital Corp	35,700	701
Associated Banc-Corp	97,793	1,960

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Banco Latinoamericano de Comercio Exterior SA, Cl E	30,600	$447
Bank OZK	85,760	3,476
Banner Corp	15,519	943
BGC Partners Inc, Cl A	588,994	2,368
Blucora Inc *	44,319	890
Cathay General Bancorp	22,960	963
Chimera Investment Corp ‡	61,200	520
Citizens Financial Group Inc	40,500	1,486
CNA Financial Corp	29,500	1,135
CNO Financial Group Inc	79,400	1,462
Cohen & Steers Inc	38,405	2,741
Columbia Banking System Inc	93,589	2,803
Compass Diversified Holdings	35,639	743
Dime Community Bancshares Inc	20,570	643
Donnelley Financial Solutions Inc *	19,300	819
Enova International Inc *	23,543	823
Enterprise Financial Services Corp	20,664	945
Equitable Holdings Inc	37,000	1,101
Essent Group Ltd	17,600	704
Evercore Inc, Cl A	12,369	1,159
Everest Re Group Ltd	3,500	942
FactSet Research Systems Inc	7,044	3,052
Federal Agricultural Mortgage Corp, Cl C	5,750	628
Fifth Third Bancorp	23,500	803
First American Financial Corp	31,700	1,696
First Busey Corp	27,700	637
First Financial Bancorp	39,189	846
First Financial Bankshares Inc	61,037	2,595
First Horizon Corp	32,700	740
First Merchants Corp	68,015	2,708
Flushing Financial Corp	32,133	664
FNB Corp/PA	81,000	966
FS KKR Capital Corp	35,800	773
Fulton Financial Corp	107,634	1,747
Globe Life Inc	24,397	2,371
Green Dot Corp, Cl A *	32,051	650
Hamilton Lane Inc, Cl A	60,523	4,211
Hancock Whitney Corp	15,300	738
Hanmi Financial Corp	100,498	2,484
Hannon Armstrong Sustainable Infrastructure Capital Inc	21,411	846
Heartland Financial USA Inc	19,637	877
Home BancShares Inc/AR	154,000	3,624
HomeStreet Inc	25,800	898
Hope Bancorp Inc	54,077	782
KeyCorp	49,300	872
Kinsale Capital Group Inc	23,937	6,070
KKR Real Estate Finance Trust Inc	47,436	914
Lazard Ltd, Cl A (A)	24,100	876
Lincoln National Corp	14,100	649
LPL Financial Holdings Inc	4,103	908

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
MFA Financial Inc	46,450	$508
MGIC Investment Corp	81,200	1,160
Morningstar Inc	10,420	2,376
Navient Corp	65,200	1,003
Oaktree Specialty Lending Corp	218,200	1,510
OFG Bancorp	42,300	1,150
Pacific Premier Bancorp Inc	60,082	1,968
PacWest Bancorp	192,424	5,067
Popular Inc	62,391	4,818
Prosperity Bancshares Inc	42,030	2,979
Provident Financial Services Inc	41,380	961
Radian Group Inc	40,700	859
Regions Financial Corp	63,600	1,378
Reinsurance Group of America Inc, Cl A	6,400	802
Rithm Capital Corp ‡	85,300	804
RLI Corp	8,973	985
S&T Bancorp Inc	30,590	907
Starwood Property Trust Inc ‡	185,806	4,261
Stifel Financial Corp	19,710	1,169
Synovus Financial Corp	19,300	775
Towne Bank/Portsmouth VA	28,440	810
UMB Financial Corp	9,497	850
Umpqua Holdings Corp	47,600	844
United Community Banks Inc/GA	69,315	2,324
Universal Insurance Holdings Inc	27,000	322
Unum Group	39,000	1,476
Victory Capital Holdings Inc, Cl A	22,000	589
Voya Financial Inc	13,600	837
Washington Federal Inc	26,434	846
WisdomTree Investments Inc	150,896	756
Zions Bancorp NA	44,500	2,449

		128,447
Health Care — 13.8%
Acadia Healthcare Co Inc *	60,740	4,976
Agios Pharmaceuticals Inc *	16,548	422
Alkermes PLC *	31,380	743
Allscripts Healthcare Solutions Inc *	52,105	886
AMN Healthcare Services Inc *	15,739	1,615
Amphastar Pharmaceuticals Inc *	26,015	770
ANI Pharmaceuticals Inc *	30,254	1,116
Apellis Pharmaceuticals Inc *	11,490	695
Arvinas Inc *	8,943	379
Axogen Inc *	43,882	411
Axonics Inc *	13,045	942
C4 Therapeutics Inc *	49,874	503
CareDx Inc *	32,801	643
Catalyst Pharmaceuticals Inc *	168,728	2,285
Certara Inc *	40,713	638
Chemed Corp	7,502	3,572
Cooper Cos Inc/The	2,204	634
DaVita Inc *	18,300	1,561

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Denali Therapeutics Inc *	25,900	$717
Doximity Inc, Cl A *	3,458	115
Dynavax Technologies Corp, Cl A *	69,948	802
Encompass Health Corp	47,909	2,327
Enovis Corp *	47,282	2,395
Ensign Group Inc/The	98,762	8,424
Evolent Health Inc, Cl A *	102,449	3,765
Exelixis Inc *	48,584	862
Haemonetics Corp *	12,338	926
Halozyme Therapeutics Inc *	67,875	2,765
HealthEquity Inc *	19,395	1,282
Henry Schein Inc *	12,582	924
Heron Therapeutics Inc *	62,156	254
Hologic Inc *	11,872	802
Innoviva Inc *	89,300	1,175
Inspire Medical Systems Inc *	11,697	2,240
Intercept Pharmaceuticals Inc *(A)	54,250	942
Ironwood Pharmaceuticals Inc, Cl A *	97,700	1,051
Jazz Pharmaceuticals PLC *	13,000	2,018
Lantheus Holdings Inc *	77,575	6,113
Legend Biotech Corp ADR *	8,857	412
LeMaitre Vascular Inc	69,842	3,449
Ligand Pharmaceuticals Inc *	9,100	841
LivaNova PLC *	25,334	1,425
Merit Medical Systems Inc *	23,118	1,369
Mirati Therapeutics Inc *	1,851	150
Mirum Pharmaceuticals Inc *	35,278	881
ModivCare Inc *	8,673	939
Nevro Corp *	12,210	553
Nurix Therapeutics Inc *	52,000	818
Omnicell Inc *	29,099	2,977
Option Care Health Inc *	103,095	3,192
Patterson Cos Inc	27,546	768
Pediatrix Medical Group Inc *	30,193	538
Prestige Consumer Healthcare Inc *	46,447	2,349
Quest Diagnostics Inc	32,409	4,061
QuidelOrtho Corp *	20,266	1,606
Relay Therapeutics Inc *	23,165	532
Repligen Corp *	8,557	1,877
Select Medical Holdings Corp	34,800	892
Shockwave Medical Inc *	11,080	3,289
Simulations Plus Inc	14,961	898
Sotera Health Co *	50,780	859
SpringWorks Therapeutics Inc *	27,437	762
STERIS PLC	29,651	5,971
Stevanato Group SpA	23,706	394
Supernus Pharmaceuticals Inc *	28,476	975
Syneos Health Inc, Cl A *	70,303	4,226
Teleflex Inc	2,564	580
Twist Bioscience Corp *	16,299	654
United Therapeutics Corp *	16,330	3,701
Universal Health Services Inc, Cl B	13,600	1,331

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
US Physical Therapy Inc	20,395	$1,685
Veracyte Inc *	30,017	612
Xencor Inc *	34,613	913

		119,169
Industrials — 17.5%
ABM Industries Inc	69,422	3,221
Acuity Brands Inc	7,400	1,213
ACV Auctions Inc, Cl A *	128,882	1,097
AGCO Corp	22,900	2,489
Air Lease Corp, Cl A	73,273	2,664
Alaska Air Group Inc *	16,500	719
Alight Inc *	161,689	1,274
Allison Transmission Holdings Inc, Cl A	131,528	4,769
Apogee Enterprises Inc	52,492	2,144
ArcBest Corp	24,810	1,998
Atkore Inc *	30,258	2,554
Atlas Air Worldwide Holdings Inc *	3,300	330
Beacon Roofing Supply Inc *	13,885	762
BlueLinx Holdings Inc *	9,414	660
Boise Cascade Co	13,497	841
Booz Allen Hamilton Holding Corp, Cl A	28,976	2,773
BWX Technologies Inc	110,630	5,767
Carlisle Cos Inc	10,114	2,990
CH Robinson Worldwide Inc	9,803	1,119
Chart Industries Inc *	18,772	3,639
Cimpress PLC *	13,853	465
Clean Harbors Inc *	4,426	520
CoreCivic Inc *‡	62,100	592
Crane Holdings Co	8,900	840
Deluxe Corp	26,200	504
EMCOR Group Inc	8,262	983
Ennis Inc	45,100	958
Esab Corp	44,865	1,843
Exponent Inc	40,538	3,805
Federal Signal Corp	30,040	1,198
Forward Air Corp	12,931	1,255
FTI Consulting Inc *	24,390	3,917
GATX Corp	10,072	973
Generac Holdings Inc *	9,193	2,026
GFL Environmental Inc	104,828	2,946
GMS Inc *	16,839	812
GXO Logistics Inc *	60,972	2,706
Heartland Express Inc	72,401	1,097
Hillenbrand Inc	23,200	967
Hub Group Inc, Cl A *	12,114	967
Huntington Ingalls Industries Inc	15,540	3,578
IAA Inc *	53,090	1,978
ICF International Inc	9,072	921
Insperity Inc	31,545	3,439
Interface Inc, Cl A	60,500	676
John Bean Technologies Corp	11,956	1,235

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kaman Corp	41,242	$1,308
KAR Auction Services Inc *	209,007	3,051
Kirby Corp *	14,625	981
Korn Ferry	12,819	781
Landstar System Inc	18,859	2,765
Lindsay Corp	6,145	985
ManpowerGroup Inc	14,300	1,048
ManTech International Corp/VA, Cl A	10,558	1,013
Marten Transport Ltd	51,816	1,026
Matson Inc	17,755	1,308
Mercury Systems Inc *	36,160	1,740
Middleby Corp/The *	8,503	1,223
MSC Industrial Direct Co Inc, Cl A	9,800	776
Nordson Corp	11,078	2,517
NOW Inc *	82,180	996
NV5 Global Inc *	15,920	2,241
Owens Corning	18,500	1,512
PGT Innovations Inc *	39,806	833
Quad/Graphics Inc, Cl A *	86,600	274
Quanex Building Products Corp	71,546	1,595
Ritchie Bros Auctioneers Inc	32,046	2,222
Rocket Lab USA Inc *	77,025	424
Rush Enterprises Inc, Cl A	18,725	881
Ryder System Inc	15,400	1,177
Saia Inc *	3,999	827
Sensata Technologies Holding PLC	53,771	2,166
SkyWest Inc *	49,781	1,060
Snap-on Inc	20,323	4,428
Standex International Corp	28,153	2,545
Sterling Check Corp *	24,847	529
Tennant Co	16,127	973
Tetra Tech Inc	22,350	3,035
Timken Co/The	12,700	800
Titan Machinery Inc *	34,195	1,053
Toro Co/The	4,504	374
TriNet Group Inc *	15,297	1,260
Triton International Ltd	42,600	2,539
UFP Industries Inc	40,697	3,231
UniFirst Corp/MA	12,791	2,306
V2X Inc *	12,800	444
WillScot Mobile Mini Holdings Corp, Cl A *	87,520	3,513
Woodward Inc	3,940	367
XPO Logistics Inc *	32,267	1,691

		150,042
Information Technology — 12.6%
8x8 Inc *	104,713	546
ACI Worldwide Inc *	163,498	3,875
Amdocs Ltd	13,500	1,154
Amkor Technology Inc	104,400	2,102
Arrow Electronics Inc *	18,900	1,981
AudioCodes Ltd	97,463	2,169

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Avalara Inc *	24,020	$2,200
Belden Inc	17,576	1,151
Benchmark Electronics Inc	36,976	1,015
Broadridge Financial Solutions Inc	16,836	2,882
Cirrus Logic Inc *	10,700	821
Clearfield Inc *	19,222	2,232
Cognex Corp	35,062	1,476
Consensus Cloud Solutions Inc *	10,421	525
CTS Corp	27,073	1,146
Diodes Inc *	10,433	743
DocuSign Inc, Cl A *	7,471	435
Dynatrace Inc *	13,343	509
Ebix Inc (A)	16,200	422
Endava PLC ADR *	15,025	1,518
Entegris Inc	15,139	1,436
Euronet Worldwide Inc *	31,117	2,759
ExlService Holdings Inc *	6,364	1,067
GLOBALFOUNDRIES Inc *(A)	28,511	1,706
Grid Dynamics Holdings Inc *	49,381	998
I3 Verticals Inc, Cl A *	35,814	837
International Money Express Inc *	37,163	832
Jabil Inc	42,700	2,575
Jack Henry & Associates Inc	15,510	2,981
KnowBe4 Inc, Cl A *	77,655	1,493
Kulicke & Soffa Industries Inc	62,756	2,638
Littelfuse Inc	12,083	2,866
MACOM Technology Solutions Holdings Inc *	14,895	821
Mandiant Inc *	21,856	500
Momentive Global Inc *	131,363	931
Monday.com Ltd *	4,171	474
N-able Inc *	111,452	1,110
NCR Corp *	16,200	503
Nova Ltd *	21,190	2,105
Novanta Inc *	13,330	1,782
Okta Inc, Cl A *	4,503	412
ON Semiconductor Corp *	29,676	2,041
Onto Innovation Inc *	11,697	830
Power Integrations Inc	39,822	2,848
Progress Software Corp	20,483	986
Qualys Inc *	6,191	940
Rambus Inc *	34,098	879
Sanmina Corp *	43,396	2,106
Seagate Technology Holdings PLC	27,000	1,808
Silicon Motion Technology Corp ADR	26,488	2,042
Smartsheet Inc, Cl A *	21,663	721
Sprout Social Inc, Cl A *	25,211	1,514
SPS Commerce Inc *	31,977	3,905
Sumo Logic Inc *	42,594	374
Super Micro Computer Inc *	17,779	1,157
TD SYNNEX Corp	7,400	712
Teledyne Technologies Inc *	4,248	1,565

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Tenable Holdings Inc *	50,101	$1,984
Trimble Inc *	28,384	1,795
TTEC Holdings Inc	39,001	2,042
TTM Technologies Inc *	68,500	1,077
Ultra Clean Holdings Inc *	16,600	486
Universal Display Corp	21,332	2,383
Verint Systems Inc *	181,878	8,819
Verra Mobility Corp, Cl A *	62,324	993
Viavi Solutions Inc *	108,390	1,526
Vishay Intertechnology Inc	81,612	1,605
Western Union Co/The	32,400	480
Xerox Holdings Corp	43,900	730
Zendesk Inc *	17,953	1,378

		109,454
Materials — 5.7%
Ashland Inc	39,755	4,045
Axalta Coating Systems Ltd *	141,498	3,644
Berry Global Group Inc *	26,700	1,451
Celanese Corp, Cl A	16,000	1,774
Chemours Co/The	26,400	891
Commercial Metals Co	27,817	1,127
Eastman Chemical Co	9,800	892
Ecovyst Inc *	86,059	795
Element Solutions Inc	126,873	2,369
FMC Corp	25,122	2,715
Graphic Packaging Holding Co	32,853	732
Greif Inc, Cl A	13,390	898
Huntsman Corp	48,000	1,345
Livent Corp *	35,402	1,139
Mativ Holdings Inc	22,500	531
Mercer International Inc	55,070	893
Mosaic Co/The	34,700	1,869
O-I Glass Inc, Cl I *	54,500	709
Packaging Corp of America	7,700	1,054
Quaker Chemical Corp	12,520	2,183
Reliance Steel & Aluminum Co	29,182	5,486
Silgan Holdings Inc	176,861	8,056
Steel Dynamics Inc	13,000	1,049
Trinseo PLC	14,600	387
Tronox Holdings PLC	74,237	1,086
Westrock Co	49,900	2,025

		49,145
Real Estate — 5.3%
Apple Hospitality REIT Inc ‡	179,005	2,848
Armada Hoffler Properties Inc ‡	64,965	853
Brandywine Realty Trust ‡	80,600	647
Brixmor Property Group Inc ‡	45,100	969
City Office REIT Inc ‡	72,700	840
CTO Realty Growth Inc ‡	36,630	773
DiamondRock Hospitality Co ‡	90,120	787
eXp World Holdings Inc (A)	146,120	1,889

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Franklin Street Properties Corp ‡	107,000	$301
Gaming and Leisure Properties Inc ‡	129,141	6,234
Howard Hughes Corp/The *	22,425	1,427
Independence Realty Trust Inc ‡	40,644	790
Industrial Logistics Properties Trust ‡	35,900	269
Iron Mountain Inc ‡	13,800	726
Kennedy-Wilson Holdings Inc	151,175	2,654
Kite Realty Group Trust ‡	29,900	579
Medical Properties Trust Inc ‡	312,101	4,560
National Health Investors Inc ‡	9,600	629
National Storage Affiliates Trust ‡	14,870	751
Newmark Group Inc, Cl A	180,962	1,855
NexPoint Residential Trust Inc ‡	40,139	2,120
Office Properties Income Trust ‡	45,400	798
Omega Healthcare Investors Inc ‡	29,900	976
Pebblebrook Hotel Trust ‡	35,381	623
Piedmont Office Realty Trust Inc, Cl A ‡	55,300	651
PotlatchDeltic Corp ‡	16,883	784
RPT Realty ‡	65,300	629
Sabra Health Care REIT Inc ‡	65,200	976
Service Properties Trust ‡	48,500	332
SITE Centers Corp ‡	60,440	783
Sunstone Hotel Investors Inc ‡	80,522	877
Tanger Factory Outlet Centers Inc ‡	124,563	1,921
Terreno Realty Corp ‡	32,608	1,989
Uniti Group Inc ‡	71,260	669
Xenia Hotels & Resorts Inc *‡	48,033	762

		45,271
Utilities — 1.8%
Algonquin Power & Utilities Corp	235,965	3,235
Black Hills Corp	11,597	875
National Fuel Gas Co	18,800	1,340
New Jersey Resources Corp	20,265	895
NRG Energy Inc	59,700	2,464
Otter Tail Corp	18,549	1,401
Portland General Electric Co	17,246	891
Spire Inc	11,905	832
UGI Corp	22,900	905
Vistra Corp	104,200	2,579

		15,417
Total Common Stock
(Cost $737,011) ($ Thousands)		832,363

Description	Shares	Market Value ($ Thousands)
AFFILIATED PARTNERSHIP — 1.0%
SEI Liquidity Fund, LP
2.260% **†(B)	8,661,519	$8,654

Total Affiliated Partnership
(Cost $8,661) ($ Thousands)		8,654

CASH EQUIVALENT — 2.6%
SEI Daily Income Trust, Government Fund, Cl F
1.840%**†	22,799,325	22,799

Total Cash Equivalent
(Cost $22,799) ($ Thousands)		22,799

Total Investments in Securities — 100.4%
(Cost $768,471) ($ Thousands)		$863,816

Percentages are based on Net Assets of $860,379 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2022.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at August 31, 2022. The total market value of securities on loan at August 31, 2022 was $5,663 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of August 31, 2022 was $8,654 ($ Thousands).

ADR — American Depositary Receipt
Cl — Class
LP — Limited Partnership
Ltd. — Limited
PLC — Public Limited Company
REIT — Real Estate Investment Trust

The following is a summary of the level of inputs used as of August 31, 2022, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	832,363	–	–	832,363
Affiliated Partnership	–	8,654	–	8,654
Cash Equivalent	22,799	–	–	22,799
Total Investments in Securities	855,162	8,654	–	863,816

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Small/Mid Cap Equity Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2022 ($ Thousands):

Security Description	Value 5/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 8/31/2022	Shares	Income	Capital Gains
SEI Liquidity Fund, LP	$8,942	$28,910	$(29,199)	$1	$—	$8,654	8,661,519	$18	$—
SEI Daily Income Trust, Government Fund, Cl F	27,482	59,119	(63,802)	—	—	22,799	22,799,325	106	—
Totals	$36,424	$88,029	$(93,001)	$1	$—	$31,453		$124	$—

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

U.S. Equity Factor Allocation Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 98.6%

Communication Services — 9.1%
Alphabet Inc, Cl A *	133,336	$14,430
Alphabet Inc, Cl C *	154,561	16,870
Altice USA Inc, Cl A *	117,290	1,173
AT&T Inc	441,899	7,751
Cars.com Inc *	44,203	564
Clear Channel Outdoor Holdings Inc, Cl A *	85,786	137
Comcast Corp, Cl A	236,046	8,542
EchoStar Corp, Cl A *	23,670	436
Gogo Inc *	18,102	269
Interpublic Group of Cos Inc/The	64,441	1,781
John Wiley & Sons Inc, Cl A	1,114	51
Lumen Technologies Inc	103,978	1,036
Meta Platforms Inc, Cl A *	57,259	9,329
News Corp, Cl A	44,303	750
Omnicom Group Inc	59,014	3,948
Playtika Holding Corp *	64,480	679
Scholastic Corp	10,467	480
Shutterstock Inc	14,953	828
Sinclair Broadcast Group Inc, Cl A	27,973	618
Sirius XM Holdings Inc	46,276	282
Verizon Communications Inc	189,418	7,920
Walt Disney Co/The *	639	72
Ziff Davis Inc *	31,535	2,437

		80,383
Consumer Discretionary — 9.2%
Aaron's Co Inc/The	19,329	230
Academy Sports & Outdoors Inc	14,298	616
Amazon.com Inc *	87,544	11,098
AutoNation Inc *	4,722	588
AutoZone Inc *	1,610	3,412
Bath & Body Works Inc	162,960	6,083
Big 5 Sporting Goods Corp	13,360	164
Boyd Gaming Corp	18,577	1,011
Chico's FAS Inc *	32,206	183
Choice Hotels International Inc	1,329	152
Dollar Tree Inc *	328	45
Domino's Pizza Inc	2,030	755
eBay Inc	110,252	4,865
Ethan Allen Interiors Inc	14,151	336
Ford Motor Co	50,767	774
Genuine Parts Co	13,855	2,162
Goodyear Tire & Rubber Co/The *	62,547	878
GoPro Inc, Cl A *	53,028	323
Graham Holdings Co, Cl B	2,480	1,402
Grand Canyon Education Inc *	2,523	205
H&R Block Inc	154,632	6,958
Home Depot Inc/The	2,402	693
Lennar Corp, Cl A	66,924	5,183
Lennar Corp, Cl B	9,665	596
Lowe's Cos Inc	7,624	1,480

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Lululemon Athletica Inc *	3,236	$971
Macy's Inc	180,712	3,130
Marriott International Inc/MD, Cl A	4,394	676
Mattel Inc *	92,858	2,054
McDonald's Corp	1,896	478
Murphy USA Inc	744	216
NIKE Inc, Cl B	537	57
O'Reilly Automotive Inc *	2,258	1,574
Oxford Industries Inc	4,624	494
Perdoceo Education Corp *	45,443	526
PetMed Express Inc	5,466	112
PulteGroup Inc	43,546	1,771
Qurate Retail Inc	246,506	764
Sally Beauty Holdings Inc *	31,219	465
SeaWorld Entertainment Inc *	4,858	244
Smith & Wesson Brands Inc	33,371	444
Sportsman's Warehouse Holdings Inc *	29,177	232
Starbucks Corp	7,446	626
Stride Inc *	12,642	482
Sturm Ruger & Co Inc	10,358	541
Tapestry Inc	8,590	298
Taylor Morrison Home Corp, Cl A *	78,777	1,978
Tesla Inc *	9,930	2,737
Toll Brothers Inc	74,218	3,250
Tractor Supply Co	8,934	1,654
Tri Pointe Homes Inc *	79,214	1,373
Tupperware Brands Corp *	30,562	343
Ulta Beauty Inc *	857	360
Vista Outdoor Inc *	36,471	1,026
Williams-Sonoma Inc	5,241	780
Winmark Corp	256	53
Yum! Brands Inc	10,060	1,119

		81,020
Consumer Staples — 8.3%
Albertsons Cos Inc, Cl A	46,963	1,292
Altria Group Inc	136,761	6,171
Archer-Daniels-Midland Co	11,712	1,029
BJ's Wholesale Club Holdings Inc *	18,251	1,360
Brown-Forman Corp, Cl A	1,372	97
Brown-Forman Corp, Cl B	6,395	465
Bunge Ltd	38,569	3,825
Campbell Soup Co	6,756	340
Casey's General Stores Inc	1,127	241
Chefs' Warehouse Inc/The *	10,396	347
Church & Dwight Co Inc	6,946	581
Coca-Cola Co/The	43,413	2,679
Colgate-Palmolive Co	51,322	4,014
Costco Wholesale Corp	5,101	2,663
elf Beauty Inc *	15,034	573
Estee Lauder Cos Inc/The, Cl A	1,334	339
Flowers Foods Inc	6,534	178

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

U.S. Equity Factor Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
General Mills Inc	27,519	$2,113
Grocery Outlet Holding Corp *	23,457	941
Herbalife Nutrition Ltd *	41,946	1,094
Hershey Co/The	12,039	2,705
Hostess Brands Inc, Cl A *	4,724	110
Ingles Markets Inc, Cl A	10,222	895
Ingredion Inc	2,095	182
J M Smucker Co/The	6,870	962
Keurig Dr Pepper Inc	7,636	291
Kraft Heinz Co/The	35,243	1,318
Kroger Co/The	61,225	2,935
Lamb Weston Holdings Inc	28,314	2,252
MGP Ingredients Inc	2,591	284
Molson Coors Beverage Co, Cl B	3,058	158
Monster Beverage Corp *	522	46
PepsiCo Inc	29,222	5,034
Philip Morris International Inc	25,562	2,441
Pilgrim's Pride Corp *	7,641	218
Procter & Gamble Co/The	81,668	11,265
Rite Aid Corp *	14,662	105
SpartanNash Co	30,672	933
Tyson Foods Inc, Cl A	8,860	668
Village Super Market Inc, Cl A	5,403	119
Walgreens Boots Alliance Inc	174,278	6,110
Walmart Inc	29,329	3,888
WD-40 Co	415	79
Weis Markets Inc	1,887	147

		73,487
Energy — 2.6%
APA Corp	145,664	5,697
California Resources Corp	19,475	973
Chesapeake Energy Corp	9,756	980
Chevron Corp	10,461	1,653
Chord Energy Corp	10,934	1,548
EOG Resources Inc	2,084	253
Exxon Mobil Corp	60,305	5,765
Halliburton Co	57,072	1,720
Helmerich & Payne Inc	22,176	948
Marathon Petroleum Corp	13,970	1,407
Schlumberger NV	40,238	1,535
SFL Corp Ltd	34,906	374

		22,853
Financials — 13.0%
Affiliated Managers Group Inc	14,734	1,876
Aflac Inc	8,723	518
AGNC Investment Corp ‡	347,384	4,151
Ally Financial Inc	163,608	5,432
American Financial Group Inc/OH	2,199	281
Ameriprise Financial Inc	775	208
Annaly Capital Management Inc ‡	52,554	339
Apollo Global Management Inc	41,690	2,317

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
BancFirst Corp	5,979	$645
Bank of America Corp	5,165	174
Bank of NT Butterfield & Son Ltd/The	13,166	430
Berkshire Hathaway Inc, Cl B *	1,291	363
Blackstone Inc, Cl A	2,077	195
Bread Financial Holdings Inc	34,173	1,313
Brighthouse Financial Inc *	57,150	2,718
Brightsphere Investment Group Inc	35,814	612
Brown & Brown Inc	25,642	1,616
Capital One Financial Corp	63,732	6,744
Carter Bankshares Inc *	16,302	269
Central Pacific Financial Corp	7,239	158
Chimera Investment Corp ‡	154,454	1,313
City Holding Co	4,563	388
CNB Financial Corp/PA	4,321	114
Cohen & Steers Inc	801	57
Credit Acceptance Corp *	641	341
Customers Bancorp Inc *	19,329	671
Discover Financial Services	5,640	567
Donegal Group Inc, Cl A	9,252	134
Donnelley Financial Solutions Inc *	19,293	819
East West Bancorp Inc	3,587	259
Everest Re Group Ltd	9,592	2,581
FactSet Research Systems Inc	5,825	2,524
Fidelity National Financial Inc	8,051	315
Financial Institutions Inc	10,139	264
First BanCorp/Puerto Rico	185,007	2,645
First Financial Corp/IN	2,955	137
First Republic Bank/CA	2,818	428
Fulton Financial Corp	50,372	818
Genworth Financial Inc, Cl A *	332,321	1,402
Greenlight Capital Re Ltd, Cl A *	17,211	136
Hancock Whitney Corp	57,004	2,749
Hanover Insurance Group Inc/The	5,413	700
Home Bancorp Inc	4,924	192
HomeStreet Inc	12,072	420
Houlihan Lokey Inc, Cl A	1,377	108
Independent Bank Corp/MI	13,895	285
Jackson Financial, Cl A	50,731	1,586
Kinsale Capital Group Inc	6,602	1,674
LendingClub Corp *	26,624	348
Metropolitan Bank Holding Corp *	3,000	215
MFA Financial Inc	69,951	765
Midland States Bancorp Inc	14,224	357
Moody's Corp	213	61
Mr Cooper Group Inc *	16,011	677
Navient Corp	117,035	1,801
Nelnet Inc, Cl A	425	36
New York Community Bancorp Inc	310,147	3,036
OFG Bancorp	32,568	886
Oportun Financial Corp *	18,910	97
PacWest Bancorp	78,230	2,060

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

U.S. Equity Factor Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Pathward Financial	8,024	$264
PCB Bancorp	7,904	148
Popular Inc	76,636	5,918
Preferred Bank/Los Angeles CA	4,017	273
Prudential Financial Inc	7,367	705
Raymond James Financial Inc	28,050	2,928
Redwood Trust Inc ‡	69,769	541
RenaissanceRe Holdings Ltd	10,722	1,450
Ryan Specialty Holdings Inc, Cl A *	25,686	1,088
S&P Global Inc	3,266	1,150
Sculptor Capital Management Inc, Cl A	14,026	132
Signature Bank/New York NY	5,657	986
SiriusPoint Ltd *	50,330	225
SLM Corp	185,089	2,828
Stewart Information Services Corp	4,821	244
Stifel Financial Corp	6,952	412
SVB Financial Group *	577	235
Synchrony Financial	177,676	5,819
Travelers Cos Inc/The	4,395	710
Unum Group	89,031	3,370
Virtu Financial Inc, Cl A	17,479	401
W R Berkley Corp	42,367	2,745
Washington Federal Inc	42,160	1,350
Wells Fargo & Co	234,820	10,264
Western Alliance Bancorp	3,944	303
Zions Bancorp NA	101,462	5,583

		114,397
Health Care — 15.5%
Abbott Laboratories	3,395	349
AbbVie Inc	18,525	2,491
Agilent Technologies Inc	1,434	184
AmerisourceBergen Corp, Cl A	53,495	7,840
Amgen Inc	9,578	2,302
AMN Healthcare Services Inc *	5,919	608
Amphastar Pharmaceuticals Inc *	11,330	335
Avantor Inc *	20,679	515
Bio-Rad Laboratories Inc, Cl A *	1,568	761
Bristol-Myers Squibb Co	74,490	5,021
Bruker Corp	1,264	71
Cardinal Health Inc	132,918	9,400
Catalent Inc *	6,559	577
Cigna Corp	2,626	744
Community Health Systems Inc *	75,969	202
CorVel Corp *	2,060	320
CVS Health Corp	129,673	12,727
Danaher Corp	20,164	5,443
DaVita Inc *	12,254	1,045
Edwards Lifesciences Corp *	2,245	202
Eli Lilly & Co	3,349	1,009
Evolent Health Inc, Cl A *	6,948	255
Exelixis Inc *	41,905	743

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Fulgent Genetics Inc *	13,749	$598
Gilead Sciences Inc	77,608	4,926
Henry Schein Inc *	4,499	330
Hologic Inc *	87,861	5,936
IDEXX Laboratories Inc *	762	265
Incyte Corp *	1,150	81
IQVIA Holdings Inc *	1,978	421
iTeos Therapeutics Inc *	15,792	350
Johnson & Johnson	38,328	6,184
Laboratory Corp of America Holdings	10,405	2,344
Lantheus Holdings Inc *	13,223	1,042
McKesson Corp	38,788	14,235
Medpace Holdings Inc *	3,082	455
Medtronic PLC	15,026	1,321
Merck & Co Inc	21,713	1,853
Merit Medical Systems Inc *	6,099	361
Mettler-Toledo International Inc *	1,981	2,402
Moderna Inc *	1,367	181
Option Care Health Inc *	10,363	321
Organon & Co	132,352	3,776
Owens & Minor Inc	7,732	228
Patterson Cos Inc	3,989	111
Pfizer Inc	32,692	1,479
Premier Inc, Cl A	4,092	144
Prestige Consumer Healthcare Inc *	2,851	144
Quest Diagnostics Inc	43,327	5,429
Regeneron Pharmaceuticals Inc *	7,917	4,600
ResMed Inc	385	85
Shockwave Medical Inc *	3,581	1,063
STAAR Surgical Co *	1,220	115
Syndax Pharmaceuticals Inc *	11,482	271
Syneos Health Inc, Cl A *	7,622	458
Thermo Fisher Scientific Inc	12,538	6,837
United Therapeutics Corp *	20,339	4,609
UnitedHealth Group Inc	8,535	4,433
Veeva Systems Inc, Cl A *	3,877	773
Vertex Pharmaceuticals Inc *	8,317	2,343
Viatris Inc, Cl W *	166,562	1,591
Waters Corp *	3,161	944
Zoetis Inc, Cl A	2,769	434

		136,617
Industrials — 6.4%
3M Co	8,186	1,018
A O Smith Corp	1,132	64
ACCO Brands Corp	61,344	364
Allegion plc	1,158	110
AMERCO	1,568	824
Arcosa Inc	15,034	879
Argan Inc	9,482	328
Atkore Inc *	2,443	206
Atlas Air Worldwide Holdings Inc *	18,454	1,844

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

U.S. Equity Factor Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Avis Budget Group Inc *	1,034	$173
Builders FirstSource Inc *	9,608	563
CACI International Inc, Cl A *	1,240	348
Caesarstone Ltd	13,444	137
Carlisle Cos Inc	12,110	3,580
Cintas Corp	2,697	1,097
CoreCivic Inc *‡	31,839	303
Costamare Inc	32,568	367
Crane Holdings Co	6,509	614
Daseke Inc *	27,700	168
Deluxe Corp	29,067	559
Donaldson Co Inc	4,004	206
Dover Corp	4,131	516
Eagle Bulk Shipping Inc	5,544	241
Emerson Electric Co	5,930	485
Encore Wire Corp	12,984	1,689
Evoqua Water Technologies Corp *	10,002	351
Expeditors International of Washington Inc	17,174	1,767
Fastenal Co	19,428	978
FTI Consulting Inc *	470	75
General Dynamics Corp	10,706	2,451
GEO Group Inc/The *	76,151	623
Graco Inc	9,447	603
GrafTech International Ltd	105,656	621
Griffon Corp	8,051	252
Honeywell International Inc	3,235	613
Hub Group Inc, Cl A *	10,100	806
Hubbell Inc, Cl B	713	147
Hudson Technologies Inc *	11,560	96
ICF International Inc	2,446	248
IDEX Corp	2,336	470
Illinois Tool Works Inc	5,722	1,115
Johnson Controls International plc	7,513	407
Korn Ferry	15,970	973
Landstar System Inc	1,136	167
Lennox International Inc	1,048	252
Lockheed Martin Corp	2,163	909
Masco Corp	61,057	3,106
Matson Inc	24,545	1,808
MSC Industrial Direct Co Inc, Cl A	1,349	107
Mueller Industries Inc	15,844	1,001
Nordson Corp	1,814	412
Northrop Grumman Corp	1,622	775
Otis Worldwide Corp	54,019	3,901
Pentair PLC	5,133	228
Pitney Bowes Inc	116,232	336
Preformed Line Products Co	1,884	147
Republic Services Inc, Cl A	18,990	2,710
Robert Half International Inc	15,651	1,205
Rollins Inc	6,919	234
Rush Enterprises Inc, Cl A	8,100	381
Ryder System Inc	33,662	2,573

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Safe Bulkers Inc	35,049	$112
Science Applications International Corp	6,528	595
Snap-on Inc	3,394	739
Toro Co/The	3,348	278
TrueBlue Inc *	767	16
Tutor Perini Corp *	27,171	184
United Parcel Service Inc, Cl B	5,032	979
Waste Management Inc	5,318	899
WillScot Mobile Mini Holdings Corp, Cl A *	51,481	2,066
WW Grainger Inc	2,235	1,240

		56,639
Information Technology — 27.4%
A10 Networks Inc	44,239	615
Accenture PLC, Cl A	6,943	2,003
Adobe Inc *	1,129	422
ADTRAN Holdings Inc	21,846	508
Advanced Micro Devices Inc *	22,143	1,879
Alpha & Omega Semiconductor Ltd *	13,640	527
Amdocs Ltd	44,605	3,812
Amkor Technology Inc	65,976	1,328
Amphenol Corp, Cl A	9,835	723
Apple Inc	275,807	43,362
Arista Networks Inc *	20,599	2,469
Arrow Electronics Inc *	51,099	5,356
Atlassian Corp PLC, Cl A *	2,735	677
Automatic Data Processing Inc	9,476	2,316
Avnet Inc	63,459	2,785
Belden Inc	4,158	272
Box Inc, Cl A *	4,353	112
Broadcom Inc	12,323	6,151
Cadence Design Systems Inc *	29,350	5,100
Cirrus Logic Inc *	13,713	1,052
Cisco Systems Inc	28,033	1,253
Cognizant Technology Solutions Corp, Cl A	48,908	3,090
CommScope Holding Co Inc *	137,713	1,556
Conduent Inc *	80,527	329
Consensus Cloud Solutions Inc *	10,759	542
Crowdstrike Holdings Inc, Cl A *	3,597	657
CSG Systems International Inc	21,687	1,255
Datadog Inc, Cl A *	15,036	1,578
Dell Technologies Inc, Cl C	11,962	458
Diebold Nixdorf Inc *	46,186	161
Dolby Laboratories Inc, Cl A	20,302	1,487
DoubleVerify Holdings Inc *	9,839	254
Dropbox Inc, Cl A *	206,336	4,414
Dynatrace Inc *	3,804	145
Eastman Kodak Co *	38,367	208
Enphase Energy Inc *	2,971	851
ExlService Holdings Inc *	9,887	1,658
Extreme Networks Inc *	84,503	1,211
F5 Inc *	2,510	394

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

U.S. Equity Factor Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Fair Isaac Corp *	4,637	$2,084
Fiserv Inc *	11,428	1,156
Fortinet Inc *	27,186	1,324
Gartner Inc *	5,792	1,653
Genpact Ltd	5,612	264
Grid Dynamics Holdings Inc *	14,767	298
HP Inc	282,203	8,102
Intel Corp	174,148	5,559
InterDigital Inc	20,679	1,037
International Business Machines Corp	67,489	8,669
Intuit Inc	2,577	1,113
Jabil Inc	53,612	3,233
Juniper Networks Inc	42,146	1,198
Keysight Technologies Inc *	4,721	774
Kulicke & Soffa Industries Inc	36,762	1,545
Lattice Semiconductor Corp *	36,500	1,967
Manhattan Associates Inc *	11,951	1,688
Mastercard Inc, Cl A	528	171
MaxLinear Inc, Cl A *	4,361	157
Microsoft Corp	161,032	42,105
Monolithic Power Systems Inc	1,280	580
Motorola Solutions Inc	3,566	868
NCR Corp *	84,539	2,625
NetApp Inc	28,463	2,053
NortonLifeLock Inc	274,919	6,210
NVIDIA Corp	17,823	2,690
ON Semiconductor Corp *	20,664	1,421
Oracle Corp	114,494	8,490
Palo Alto Networks Inc *	3,652	2,033
Paychex Inc	34,857	4,299
Paysafe Ltd *	90,560	149
Photronics Inc *	58,835	988
Progress Software Corp	22,372	1,077
Pure Storage Inc, Cl A *	39,253	1,137
QUALCOMM Inc	2,827	374
Qualys Inc *	11,965	1,817
Rimini Street Inc *	27,756	140
Riot Blockchain *	30,964	222
Sanmina Corp *	59,123	2,869
Synopsys Inc *	841	291
Tenable Holdings Inc *	6,711	266
Teradata Corp *	24,618	810
Teradyne Inc	2,854	242
Texas Instruments Inc	7,288	1,204
Trade Desk Inc/The, Cl A *	1,924	121
TTM Technologies Inc *	27,134	427
Ubiquiti Inc	250	78
Unisys Corp *	44,458	414
Verint Systems Inc *	28,812	1,397
VeriSign Inc *	4,878	889
Visa Inc, Cl A	14,432	2,868
Vishay Intertechnology Inc	52,846	1,039

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Western Union Co/The	267,996	$3,972
Xperi Holding Corp	68,820	1,095

		242,222
Materials — 2.1%
Albemarle Corp	1,247	334
Alcoa Corp	27,207	1,346
Avery Dennison Corp	2,571	472
Berry Global Group Inc *	33,059	1,796
Chemours Co/The	30,446	1,027
Corteva Inc	13,902	854
Crown Holdings Inc	18,272	1,655
Dow Inc	15,832	808
Graphic Packaging Holding Co	86,798	1,933
International Paper Co	12,901	537
Livent Corp *	14,723	474
Louisiana-Pacific Corp	3,951	214
NewMarket Corp	161	46
O-I Glass Inc, Cl I *	52,919	689
Packaging Corp of America	9,477	1,298
Reliance Steel & Aluminum Co	1,960	369
Sealed Air Corp	13,407	721
Sensient Technologies Corp	1,270	101
Silgan Holdings Inc	45,514	2,073
Sonoco Products Co	2,854	180
United States Steel Corp	69,914	1,599
Westlake Corp	4,148	409

		18,935
Real Estate — 2.1%
Anywhere Real Estate Inc *	70,097	685
Brixmor Property Group Inc ‡	11,937	256
CBRE Group Inc, Cl A *	29,133	2,300
Cushman & Wakefield PLC *	26,857	402
Douglas Elliman Inc	50,767	234
Duke Realty Corp ‡	8,838	520
Easterly Government Properties Inc, Cl A ‡	8,362	150
EastGroup Properties Inc ‡	2,555	422
Equity Commonwealth *‡	74,510	1,960
Extra Space Storage Inc ‡	13,426	2,668
Host Hotels & Resorts Inc ‡	99,413	1,767
Jones Lang LaSalle Inc *	8,165	1,413
Marcus & Millichap Inc	7,182	268
Newmark Group Inc, Cl A	114,773	1,176
Prologis Inc ‡	11,236	1,399
Public Storage ‡	7,411	2,452
Spirit Realty Capital Inc ‡	2,546	104

		18,176
Utilities — 2.9%
American Water Works Co Inc	3,594	533
Atmos Energy Corp	11,447	1,298
CenterPoint Energy Inc	20,730	654

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

U.S. Equity Factor Allocation Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Edison International	1,588	$108
Exelon Corp	149,311	6,556
National Fuel Gas Co	29,972	2,136
NextEra Energy Inc	17,905	1,523
Otter Tail Corp	952	72
PG&E Corp *	536,266	6,612
PPL Corp	199,641	5,806

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
UGI Corp	6,618	$261

		25,559
Total Common Stock
(Cost $775,737) ($ Thousands)		870,288

Total Investments in Securities — 98.6%
(Cost $775,737) ($ Thousands)		$870,288

A list of open futures contracts held by the Fund at August 31, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)
Long Contracts
S&P 500 Index E-MINI	30	Sep-2022	$5,996	$5,935	$(61)

Percentages are based on Net Assets of $883,003 ($ Thousands).
*	Non-income producing security.
‡	Real Estate Investment Trust.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

Cl — Class
Ltd. — Limited
PLC — Public Limited Company
S&P— Standard & Poor's

The following is a summary of the level of inputs used as of August 31, 2022, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	870,288	–	–	870,288
Total Investments in Securities	870,288	–	–	870,288

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Depreciation	(61)	–	–	(61)
Total Other Financial Instruments	(61)	–	–	(61)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2022 ($ Thousands):

Security Description	Value 5/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2022	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$42,882	$27,204	$(70,086)	$—	$—	$—	—	$51	$—

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

U.S. Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.6%

Communication Services — 6.7%
Advantage Solutions Inc *	5,500	$20
Alphabet Inc, Cl A *	14,216	1,538
Alphabet Inc, Cl C *	14,434	1,575
AT&T Inc	389,100	6,825
Comcast Corp, Cl A	132,273	4,787
EchoStar Corp, Cl A *	9,343	172
Fox Corp	137,292	4,606
IMAX Corp *	9,537	150
Interpublic Group of Cos Inc/The	14,934	413
Nippon Telegraph & Telephone Corp ADR	140,100	3,799
Omnicom Group Inc	112,380	7,518
Playstudios Inc *	20,100	73
Scholastic Corp	6,222	286
Shutterstock Inc	4,628	256
SK Telecom Co Ltd ADR	86,124	1,839
United States Cellular Corp *	711	20
Verizon Communications Inc	416,955	17,433
World Wrestling Entertainment Inc, Cl A	42,357	2,881

		54,191
Consumer Discretionary — 7.5%
Arko Corp	23,756	226
AutoZone Inc *	3,266	6,921
Canadian Tire Corp Ltd, Cl A	23,900	2,819
Coursera Inc *	6,113	70
Dollar General Corp	4,471	1,062
DR Horton Inc	41,800	2,974
eBay Inc	70,659	3,118
Gentex Corp	25,596	699
Grand Canyon Education Inc *	22,410	1,824
H&R Block Inc	115,601	5,202
Honda Motor Co Ltd ADR	112,200	2,976
Lowe's Cos Inc	16,900	3,281
Marriott International Inc/MD, Cl A	9,739	1,497
Mattel Inc *	1,076	24
Murphy USA Inc	23,900	6,935
ONE Group Hospitality Inc/The *	44	—
Service Corp International/US	65,091	4,017
Standard Motor Products Inc	877	32
Stride Inc *	4,424	169
Sturm Ruger & Co Inc	46,900	2,451
Target Corp	44,500	7,135
Toyota Motor Corp ADR (A)	17,700	2,644
Vail Resorts Inc	8,117	1,824
Whirlpool Corp	12,800	2,004

		59,904
Consumer Staples — 16.3%
Altria Group Inc	178,791	8,067
Andersons Inc/The	8,270	306
Archer-Daniels-Midland Co	33,400	2,936

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Benson Hill Inc *	56,700	$201
BRC Inc, Cl A *	6,600	64
Bunge Ltd	18,117	1,797
Calavo Growers Inc	1,505	63
Cal-Maine Foods Inc	7,855	421
Campbell Soup Co	90,266	4,548
Church & Dwight Co Inc	36,711	3,073
Clorox Co/The	19,631	2,834
Coca-Cola Co/The	58,277	3,596
Coca-Cola Consolidated Inc	567	269
Colgate-Palmolive Co	61,744	4,829
Conagra Brands Inc	195,537	6,723
Costco Wholesale Corp	5,679	2,965
Duckhorn Portfolio Inc/The *	11,625	212
Flowers Foods Inc	124,805	3,407
Fresh Del Monte Produce Inc	2,131	58
General Mills Inc	129,094	9,914
Hain Celestial Group Inc/The *	3,813	77
Herbalife Nutrition Ltd *	7,453	194
Hershey Co/The	2,767	622
Hormel Foods Corp	68,757	3,457
Hostess Brands Inc, Cl A *	20,877	484
Ingles Markets Inc, Cl A	1,191	104
Ingredion Inc	32,800	2,856
Inter Parfums Inc	943	74
J & J Snack Foods Corp	2,891	431
J M Smucker Co/The	65,221	9,130
John B Sanfilippo & Son Inc	6,355	513
Kellogg Co	90,424	6,577
Keurig Dr Pepper Inc	33,908	1,293
Kimberly-Clark Corp	6,782	865
Kraft Heinz Co/The	166,500	6,227
Kroger Co/The	304,201	14,583
Lancaster Colony Corp	1,295	218
Molson Coors Beverage Co, Cl B	50,900	2,630
National Beverage Corp *	1,255	70
Natural Grocers by Vitamin Cottage Inc	5,126	74
Nu Skin Enterprises Inc, Cl A	4,182	171
PepsiCo Inc	10,323	1,778
Pilgrim's Pride Corp *	79,625	2,267
PriceSmart Inc	1,031	65
Procter & Gamble Co/The	30,015	4,140
Reynolds Consumer Products Inc	20,193	564
Seaboard Corp	75	290
Simply Good Foods Co/The *	9,518	291
SpartanNash Co	10,393	316
Tootsie Roll Industries Inc	9,031	324
Turning Point Brands Inc	11,436	267
Tyson Foods Inc, Cl A	146,145	11,016
Universal Corp/VA	7,819	399
USANA Health Sciences Inc *	5,363	346
Utz Brands Inc	25,432	424

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Vector Group Ltd	31,149	$305
Village Super Market Inc, Cl A	11,964	263
Vital Farms Inc *	18,500	240
WD-40 Co	2,156	408
Weis Markets Inc	5,922	460
Whole Earth Brands Inc *	40,991	210

		131,306
Energy — 3.0%
Arch Resources Inc (A)	217	32
California Resources Corp	4,150	207
Cheniere Energy Inc	5,361	859
Chevron Corp	51,400	8,124
DT Midstream Inc	15,500	856
EOG Resources Inc	266	32
Exxon Mobil Corp	86,275	8,247
HighPeak Energy Inc (A)	4,119	104
Kinder Morgan Inc	231,700	4,245
Marathon Oil Corp	38,562	987
SFL Corp Ltd	6,636	71
Southwestern Energy Co *	91,815	688

		24,452
Financials — 10.8%
Aflac Inc	226,200	13,441
Alerus Financial Corp	3,814	91
Allstate Corp/The	74,200	8,941
Amalgamated Financial Corp	7,418	167
American Financial Group Inc/OH	32,000	4,086
AMERISAFE Inc	2,242	107
Annaly Capital Management Inc ‡	271,100	1,749
Axis Capital Holdings Ltd	19,317	1,027
Bank of New York Mellon Corp/The	155,100	6,441
Berkshire Hathaway Inc, Cl B *	27,900	7,834
Blue Ridge Bankshares Inc	19,571	287
Business First Bancshares Inc	715	17
Byline Bancorp Inc	4,845	106
Canadian Imperial Bank of Commerce	88,200	4,183
Cboe Global Markets Inc	22,907	2,702
City Holding Co	689	59
Columbia Financial Inc *	23,779	507
Community Bank System Inc	5,891	385
CVB Financial Corp	11,662	306
Donegal Group Inc, Cl A	14,520	211
Eastern Bankshares Inc	16,608	322
Employers Holdings Inc	10,678	418
Equity Bancshares Inc, Cl A	15	1
Erie Indemnity Co, Cl A	3,444	740
Everest Re Group Ltd	14,000	3,767
Farmers National Banc Corp	9,321	133
First Financial Bankshares Inc	3,148	134
First Financial Corp/IN	6,753	314
Five Star Bancorp	668	17

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Greenlight Capital Re Ltd, Cl A *	23,445	$185
Hanover Insurance Group Inc/The	6,165	798
HarborOne Bancorp Inc	9,460	129
Hartford Financial Services Group Inc/The	68,500	4,405
Independent Bank Corp/MI	761	16
Intercontinental Exchange Inc	19,812	1,998
Loblaw Cos Ltd	76,100	6,745
MarketAxess Holdings Inc	7,153	1,778
Marsh & McLennan Cos Inc	19,988	3,225
Midland States Bancorp Inc	5,808	146
Morningstar Inc	8,417	1,919
National Bank Holdings Corp, Cl A	6,358	255
NI Holdings Inc *	997	13
OceanFirst Financial Corp	2,055	40
PCSB Financial Corp	417	8
Safety Insurance Group Inc	3,523	317
SLM Corp	4,454	68
Stewart Information Services Corp	3,358	170
TPG RE Finance Trust Inc	2,415	22
Univest Financial Corp	7,638	189
Virtu Financial Inc, Cl A	124,606	2,861
Washington Federal Inc	73,200	2,343
Zions Bancorp NA	27,239	1,499

		87,622
Health Care — 19.5%
4D Molecular Therapeutics Inc *	1,700	13
Abbott Laboratories	6,015	617
AbbVie Inc	49,247	6,622
AbCellera Biologics Inc *	12,319	132
Aclaris Therapeutics Inc *	10,500	167
AdaptHealth Corp, Cl A *	5,886	106
Adicet Bio Inc *	7,900	112
Aerie Pharmaceuticals Inc *	4,860	73
Agilent Technologies Inc	3,066	393
Alkermes PLC *	970	23
Alpine Immune Sciences Inc *	19,466	146
Amgen Inc	44,700	10,741
Amphastar Pharmaceuticals Inc *	7,639	226
Anika Therapeutics Inc *	6,016	136
Becton Dickinson and Co	2,914	736
Biogen Inc *	6,011	1,174
Bio-Rad Laboratories Inc, Cl A *	271	131
Bio-Techne Corp	1,881	624
Bristol-Myers Squibb Co	235,500	15,875
Catalyst Pharmaceuticals Inc *	21,454	291
Cigna Corp	126	36
Computer Programs and Systems Inc *	1,995	61
Corcept Therapeutics Inc *	6,921	179
Cross Country Healthcare Inc *	714	18
CVS Health Corp	133,522	13,105
Danaher Corp	2,069	558

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
DocGo Inc *	1,959	$20
Dynavax Technologies Corp, Cl A *	11,317	130
Eagle Pharmaceuticals Inc/DE *	9,730	319
Exelixis Inc *	46,427	824
Gilead Sciences Inc	256,006	16,249
Halozyme Therapeutics Inc *	732	30
Harmony Biosciences Holdings Inc *	4,559	200
HealthStream Inc *	93	2
Henry Schein Inc *	3,955	290
Hologic Inc *	16,230	1,097
Horizon Therapeutics Plc *	38,356	2,271
IDEXX Laboratories Inc *	656	228
Incyte Corp *	40,766	2,871
iRadimed Corp *	7,951	267
Ironwood Pharmaceuticals Inc, Cl A *	23,338	251
iTeos Therapeutics Inc *	6,584	146
Johnson & Johnson	70,011	11,295
Masimo Corp *	5,582	820
McKesson Corp	29,100	10,680
Merck & Co Inc	210,951	18,007
Mesa Laboratories Inc	896	153
Mettler-Toledo International Inc *	833	1,010
Neurocrine Biosciences Inc *	28,286	2,960
Organon & Co	28,260	806
Orthofix Medical Inc *	707	14
Pacira BioSciences Inc *	4,409	231
Patterson Cos Inc	9,045	252
PerkinElmer Inc	2,244	303
Pfizer Inc	297,063	13,436
Phibro Animal Health Corp, Cl A	8,481	126
Point Biopharma Global Inc, Cl A *	4,500	44
Premier Inc, Cl A	75,826	2,672
Prestige Consumer Healthcare Inc *	2,039	103
QIAGEN NV *	69,216	3,145
Quest Diagnostics Inc	28,100	3,521
Sage Therapeutics Inc *	3,152	119
Tango Therapeutics Inc *	2,300	9
Thermo Fisher Scientific Inc	2,269	1,237
UFP Technologies Inc *	3,896	362
United Therapeutics Corp *	8,207	1,860
Vanda Pharmaceuticals Inc *	27,500	291
Viatris Inc, Cl W *	277,535	2,651
West Pharmaceutical Services Inc	6,695	1,986
Zimmer Biomet Holdings Inc	7,888	839

		156,422
Industrials — 9.3%
3M Co	24,992	3,108
AerSale Corp *	5,200	100
Allison Transmission Holdings Inc, Cl A	168,117	6,096
AMERCO *	3,371	1,772
Barrett Business Services Inc	769	62

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Booz Allen Hamilton Holding Corp, Cl A	10,842	$1,038
BWX Technologies Inc	12,362	644
CBIZ Inc *	9,351	408
CH Robinson Worldwide Inc	33,750	3,853
Cummins Inc	28,900	6,224
Ennis Inc	18,404	391
Expeditors International of Washington Inc	34,202	3,519
Exponent Inc	346	32
Franklin Covey Co *	2,226	106
FTI Consulting Inc *	19,429	3,120
General Dynamics Corp	10,239	2,344
Golden Ocean Group Ltd (A)	20,180	194
Heidrick & Struggles International Inc	7,686	219
Hudson Technologies Inc *	35,000	290
Huntington Ingalls Industries Inc	6,699	1,543
Kforce Inc	3,699	202
Landstar System Inc	4,320	633
Lockheed Martin Corp	16,590	6,970
ManpowerGroup Inc	15,437	1,132
Miller Industries Inc/TN	1,324	31
Mueller Industries Inc	2,546	161
National Presto Industries Inc	5,746	392
Northrop Grumman Corp	22,822	10,909
Otis Worldwide Corp	10,042	725
Republic Services Inc, Cl A	13,700	1,955
Resources Connection Inc	15,238	298
Robert Half International Inc	24,581	1,892
Rollins Inc	38,996	1,317
Schneider National Inc, Cl B	152,858	3,494
Snap-on Inc	23,500	5,119
Toro Co/The	15,189	1,260
TrueBlue Inc *	5,111	105
V2X Inc *	4,021	139
Werner Enterprises Inc	73,986	2,944

		74,741
Information Technology — 15.0%
A10 Networks Inc	18,931	263
Adobe Inc *	510	190
Amdocs Ltd	200,370	17,126
Arrow Electronics Inc *	27,800	2,914
Autodesk Inc *	3,741	755
Automatic Data Processing Inc	5,865	1,433
Aviat Networks Inc *	6,050	189
Avnet Inc	73,800	3,239
Brightcove Inc *	8,600	57
Broadridge Financial Solutions Inc	10,789	1,847
Cadence Design Systems Inc *	9,798	1,703
Canon Inc ADR (A)	94,900	2,266
Cisco Systems Inc	193,100	8,635
CSG Systems International Inc	107,885	6,241
Dell Technologies Inc, Cl C	38,100	1,459

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
E2open Parent Holdings Inc *	18,413	$127
GoDaddy Inc, Cl A *	14,531	1,102
Guidewire Software Inc *	6,577	472
Hackett Group Inc/The	10,537	216
Hewlett Packard Enterprise Co	321,700	4,375
Intel Corp	371,200	11,849
InterDigital Inc	6,961	349
International Business Machines Corp	112,600	14,463
Jack Henry & Associates Inc	1,765	339
Juniper Networks Inc	7,431	211
KnowBe4 Inc, Cl A *	5,629	108
Microsoft Corp	7,793	2,038
NetApp Inc	7,169	517
Oracle Corp	218,961	16,236
OSI Systems Inc *	28,237	2,353
Progress Software Corp	8,412	405
QUALCOMM Inc	5,685	752
Sapiens International Corp NV	12,300	272
Seagate Technology Holdings PLC	66,900	4,480
Skyworks Solutions Inc	11,381	1,122
SPS Commerce Inc *	960	117
SS&C Technologies Holdings Inc	5,908	329
Synopsys Inc *	6,188	2,141
Upland Software Inc *	2,845	30
Western Union Co/The	533,200	7,902
Xperi Holding Corp	2,276	36

		120,658
Materials — 3.8%
Ardagh Metal Packaging SA (A)	46,200	284
Balchem Corp	1,312	173
Berry Global Group Inc *	81,297	4,417
International Paper Co	67,900	2,826
NewMarket Corp	20,866	5,993
Packaging Corp of America	36,600	5,011
Sealed Air Corp	40,100	2,158
Silgan Holdings Inc	204,791	9,328

		30,190
Real Estate — 0.8%
Agree Realty Corp ‡	3,282	247
Broadstone Net Lease Inc, Cl A ‡	15,712	301
BRT Apartments Corp ‡	11,416	273
City Office REIT Inc ‡	8,833	102
Easterly Government Properties Inc, Cl A ‡	4,956	89
Equity Commonwealth *‡	17,293	455
Jones Lang LaSalle Inc *	7,881	1,363
Postal Realty Trust Inc, Cl A ‡	31,783	472
Public Storage ‡	8,396	2,778

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
RMR Group Inc/The, Cl A	9,569	$249

		6,329
Utilities — 4.9%
American States Water Co	6,080	505
Artesian Resources Corp, Cl A	5,832	319
Avista Corp	4,591	187
Black Hills Corp	3,384	255
Chesapeake Utilities Corp	3,867	488
Consolidated Edison Inc	9,448	923
DTE Energy Co	24,800	3,232
Entergy Corp	33,400	3,851
Evergy Inc	152,000	10,417
Hawaiian Electric Industries Inc	9,220	361
MGE Energy Inc	1,899	146
National Fuel Gas Co	101,129	7,208
New Jersey Resources Corp	706	31
Northwest Natural Holding Co	4,390	209
NorthWestern Corp	2,420	128
Otter Tail Corp	30,239	2,284
Portland General Electric Co	97,100	5,017
Pure Cycle Corp *	2,903	30
SJW Group	3,662	236
Spire Inc	5,323	372
UGI Corp	79,500	3,140
Unitil Corp	5,147	268

		39,607
Total Common Stock
(Cost $647,596) ($ Thousands)		785,422

AFFILIATED PARTNERSHIP — 0.4%
SEI Liquidity Fund, LP
2.230% **†(B)	3,083,204	3,077

Total Affiliated Partnership
(Cost $3,083) ($ Thousands)		3,077

CASH EQUIVALENT — 2.1%
SEI Daily Income Trust, Government Fund, Cl F
1.820%**†	16,524,585	16,525

Total Cash Equivalent
(Cost $16,525) ($ Thousands)		16,525

Total Investments in Securities — 100.1%
(Cost $667,204) ($ Thousands)		$805,024

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

U.S. Managed Volatility Fund (Concluded)

A list of the open futures contracts held by the Fund at August 31, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
S&P 500 Index E-MINI	53	Sep-2022	$10,537	$10,485	$(52)

Percentages are based on Net Assets of $804,462 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2022.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at August 31, 2022. The total market value of securities on loan at August 31, 2022 was $2,930 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of August 31, 2022 was $3,077 ($ Thousands).

ADR — American Depositary Receipt
Cl — Class
LP — Limited Partnership
Ltd — Limited
PLC — Public Limited Company

The following is a summary of the level of inputs used as of August 31, 2022, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	785,422	–	–	785,422
Affiliated Partnership	–	3,077	–	3,077
Cash Equivalent	16,525	–	–	16,525
Total Investments in Securities	801,947	3,077	–	805,024

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Depreciation	(52)	–	–	(52)
Total Other Financial Instruments	(52)	–	–	(52)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2022 ($ Thousands):

Security Description	Value 5/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2022	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$3,225	$6,717	$(6,865)	$—	$—	$3,077	3,083,204	$6	$—
SEI Daily Income Trust, Government Fund, Cl F	8,509	67,585	(59,569)	—	—	16,525	16,524,585	62	—
Totals	$11,734	$74,302	$(66,434)	$—	$—	$19,602		$68	$—

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Global Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 96.2%
Australia — 0.2%
Coles Group Ltd	35,485	$426
Newcrest Mining Ltd	13,474	162
Orica Ltd	48,972	513
Rio Tinto Ltd	42,750	2,720
		3,821

Austria — 0.0%
Mayr Melnhof Karton AG	437	65
Oberbank AG	175	18
Telekom Austria AG, Cl A	38,558	241
		324

Belgium — 0.5%
Ageas SA/NV	111,600	4,531
Deme Group *	153	17
Etablissements Franz Colruyt NV	116,173	3,231
KBC Group NV	11,168	533
Solvay SA	39,793	3,214
		11,526

Brazil — 0.1%
Yara International ASA	68,571	2,904

Canada — 4.6%
Atco Ltd/Canada, Cl I	1,600	57
Bank of Montreal	52,300	4,842
Bank of Nova Scotia/The	106,000	5,878
BCE Inc (A)	132,269	6,375
Canadian Imperial Bank of Commerce	202,800	9,618
Canadian Tire Corp Ltd, Cl A	71,000	8,375
Canadian Utilities Ltd, Cl A (A)	85,500	2,623
Cogeco Communications Inc	58,200	3,574
Emera Inc	137,300	6,371
Empire Co Ltd, Cl A	61,800	1,766
Fortis Inc/Canada	69,100	3,057
George Weston Ltd	72,814	8,348
Great-West Lifeco Inc	172,100	4,054
Hydro One Ltd	44,400	1,206
Loblaw Cos Ltd	200,751	17,793
Metro Inc/CN, Cl A	99,000	5,222
Power Corp of Canada	210,100	5,418
Quebecor Inc, Cl B	197,400	4,276
TMX Group Ltd	10,200	1,027
Toronto-Dominion Bank/The	63,800	4,116
		103,996

China — 0.4%
BOC Hong Kong Holdings Ltd	1,801,500	6,200
CITIC Telecom International Holdings Ltd	872,000	301
Fountain SET Holdings Ltd	174,279	22
Kerry Logistics Network Ltd	48,965	108
Wilmar International Ltd	738,100	2,134
		8,765

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Denmark — 0.9%
AP Moller - Maersk A/S, Cl B	1,001	$2,403
Carlsberg AS, Cl B	43,680	5,675
Coloplast A/S, Cl B	23,180	2,649
Danske Bank A/S	99,869	1,334
Novo Nordisk A/S, Cl B	76,151	8,147
Sparekassen Sjaelland-Fyn A/S	2,644	58
		20,266

Finland — 0.6%
Aspo Oyj	27	–
Elisa Oyj, Cl A	98,268	5,258
Kemira	7,420	89
Nordea Bank Abp	13,387	125
Orion Oyj, Cl B	118,311	5,368
TietoEVRY Oyj	147,700	3,782
		14,622

France — 2.6%
ABC arbitrage	7,493	53
Air Liquide SA	5,781	725
Boiron SA	56	3
Bureau Veritas SA	4,363	108
Carrefour SA	699,440	11,681
Dassault Systemes SE	1,247	48
Fountaine Pajot SA	344	35
Ipsen SA	25,329	2,429
Orange SA	1,193,364	12,093
Pernod Ricard SA	12,763	2,343
Sanofi	217,720	17,809
Societe BIC SA	77,200	4,395
TotalEnergies SE	133,400	6,758
		58,480

Germany — 1.3%
Allianz SE	16,900	2,858
Bayerische Motoren Werke AG	45,600	3,362
Deutsche Telekom AG	615,200	11,602
E.ON SE	363,100	3,099
Freenet AG	99,070	2,161
Henkel AG & Co KGaA	59,031	3,694
McKesson Europe AG	1,563	33
Merck KGaA	9,027	1,551
		28,360

Hong Kong — 1.8%
Bank of East Asia Ltd/The	16,792	21
Chinney Investments Ltd	88,000	16
CK Infrastructure Holdings Ltd	533,500	3,244
CLP Holdings Ltd	719,180	6,197
Dah Sing Banking Group Ltd	58,680	45
HK Electric Investments & HK Electric Investments Ltd	4,893,521	4,084
HKT Trust & HKT Ltd	3,250,000	4,360

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Jardine Matheson Holdings Ltd	52,800	$2,800
Link ‡	400,900	3,103
MTR Corp Ltd	320,500	1,641
New World Development	475,000	1,548
PCCW Ltd	3,158,000	1,581
Plover Bay Technologies Ltd	80,000	25
Power Assets Holdings Ltd	1,336,500	7,994
Prosperity ‡	219,000	63
Regal Hotels International Holdings Ltd	43,909	17
SmarTone Telecommunications Holdings Ltd	135,693	73
Sun Hung Kai Properties Ltd	239,000	2,808
Transport International Holdings Ltd	13,200	18
VTech Holdings Ltd	62,233	423
WH Group Ltd	1,374,500	936
Yue Yuen Industrial Holdings Ltd	22	–
		40,997

Ireland — 0.2%
Kerry Group PLC, Cl A	50,570	5,218

Israel — 1.0%
Bank Hapoalim BM	115,254	1,197
Bank Leumi Le-Israel BM	230,263	2,438
Bezeq The Israeli Telecommunication Corp Ltd	918,876	1,551
Check Point Software Technologies Ltd *	84,385	10,146
FIBI Holdings Ltd	1,760	93
First International Bank of Israel	8,013	373
ICL Group Ltd	276,969	2,649
Isracard Ltd	1	–
Neto ME Holdings Ltd	437	24
Radware Ltd *	59,034	1,267
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd	14,424	1,118
Shufersal Ltd	89,097	611
Silicom Ltd *	1,294	52
Strauss Group Ltd	34,839	912
		22,431

Italy — 1.2%
A2A SpA	3,102,200	3,478
ACEA SpA	12,421	149
Assicurazioni Generali SpA	11,038	162
Eni SpA	1,239,674	14,653
Hera SpA	1,645,100	4,123
Iren SpA	716,856	1,081
Italgas SpA	263,377	1,355
Orsero SpA	4,664	77
Recordati Industria Chimica e Farmaceutica SpA	9,376	383
Snam SpA	374,621	1,782
		27,243

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Japan — 8.3%
Achilles Corp	2,300	$22
AGC Inc	156,500	5,323
Ahjikan Co Ltd	5,308	33
Akita Bank Ltd	5,600	67
Anritsu Corp	37,100	438
Aozora Bank Ltd	85,300	1,650
Araya Industrial Co Ltd	3,800	48
Arcs Co Ltd	32,800	481
Asante Inc	2,600	31
Atsugi Co Ltd	8,850	26
Autobacs Seven	21,700	223
Belc Co Ltd	4,500	181
Bridgestone Corp	135,100	5,196
Brother Industries Ltd	241,700	4,636
Calbee Inc	3,400	68
Canon Inc	339,000	8,136
Cawachi Ltd	20,900	318
C'BON COSMETICS Co Ltd	3,200	39
Choushimaru Co Ltd	7,894	65
CI Takiron	25,400	100
Computer Engineering & Consulting	14,200	131
Create Medic Co Ltd	2,784	19
Dai Nippon Toryo	4,300	23
Daihatsu Diesel Manufacturing Co Ltd	6,400	24
Daiohs Corp	2,700	27
Doshisha Co Ltd	6,100	67
Earth Corp	12,000	470
Ebara Foods Industry Inc	1,600	36
ENEOS Holdings Inc	1,100,600	4,168
ESTELLE Holdings Co Ltd	6,000	27
Feed One Co Ltd	5,900	30
FJ Next	5,000	37
Fujicco Co Ltd	11,100	156
Fukuda Denshi Co Ltd	400	22
Fukuoka REIT Corp ‡	21	26
Gakken Holdings Co Ltd	5,400	38
Gakkyusha	3,000	35
Global One Real Estate Investment ‡	74	60
Heiwado Co Ltd	22,800	327
Hitachi Ltd	525	26
Hitachi Metals Ltd	158,500	2,390
Hokkan Holdings	5,800	56
Hokuto Corp	24,700	342
Honda Motor Co Ltd	233,100	6,219
Hulic Reit Inc ‡	116	139
ITOCHU Corp	126,500	3,489
Itochu Enex Co Ltd	13,400	105
Itochu-Shokuhin Co Ltd	953	35
Japan Post Insurance Co Ltd	11,800	181
Japan Tobacco Inc	806,200	13,689
J-Oil Mills Inc	1,400	16

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
JSP	11,300	$117
Kaken Pharmaceutical Co Ltd	29,400	818
Kato Sangyo Co Ltd	12,700	313
KDDI Corp	420,300	12,889
Kenedix Retail REIT Corp ‡	119	244
Key Coffee Inc	3,400	53
KFC Holdings Japan Ltd	6,700	135
Kinden Corp	267,500	2,829
Kitano Construction Corp	1,300	22
Kohnan Shoji Co Ltd	138,458	3,439
Komeri Co Ltd	9,800	184
K's Holdings Corp	404,800	3,738
Kyokuyo Co Ltd	13,100	344
KYORIN Holdings Inc	24,100	304
Lawson Inc	76,700	2,547
Maezawa Kasei Industries	2,400	23
Marimo Regional Revitalization ‡	33	32
Marubeni Corp	152,600	1,594
McDonald's Holdings Co Japan Ltd	12,400	444
MEIJI Holdings Co Ltd	10,300	492
Ministop Co Ltd	4,200	43
Miroku Jyoho Service Co Ltd	9,400	104
Mitsubishi Shokuhin Co Ltd	7,400	182
Miyoshi Oil & Fat Co Ltd	10,118	73
Mizuho Financial Group Inc	769,640	8,832
Mochida Pharmaceutical Co Ltd	10,800	266
Morozoff Ltd	1,222	33
Nichirei Corp	16,400	294
Nichirin Co Ltd	4,100	47
Nihon Chouzai Co Ltd	11,100	107
Nihon Kohden Corp	3,500	80
Nippn Corp	63,800	721
Nippon Electric Glass Co Ltd	177,000	3,341
NIPPON EXPRESS HOLDINGS INC	63,900	3,524
NIPPON Investment Corp ‡	89	245
Nippon Telegraph & Telephone Corp	771,600	20,959
Nisshin Oillio Group Ltd/The	1,449	34
Nissin Foods Holdings Co Ltd	19,200	1,377
Nittoc Construction	10,800	70
NSD CO	1,500	27
Okinawa Cellular Telephone Co	5,411	203
Okinawa Electric Power Co Inc/The	7,500	61
Ooedo Onsen Reit Investment ‡	175	84
Osaki Electric	7,300	28
Otsuka Holdings Co Ltd	37,300	1,221
OUG Holdings Inc	2,682	57
Ozu Corp	2,400	31
Plenus Co Ltd	6,000	83
Rengo Co Ltd	543,000	3,206
San ju San Financial Group	3,400	36
San-A Co Ltd, Cl A	3,000	90
Sankyo Co Ltd	16,700	490

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Senko Group Holdings Co Ltd	429,100	$2,938
Shinmaywa Industries	22,700	173
Showa Sangyo Co Ltd	13,700	255
SKY Perfect JSAT Holdings Inc	661,600	2,635
SoftBank Corp	1,183,900	13,007
Sojitz Corp	449,600	7,581
Sompo Holdings Inc	6,800	292
SRA Holdings	8,100	173
ST Corp	5,400	60
Sugi Holdings Co Ltd	3,800	162
Sumitomo Corp	21,000	296
Sundrug Co Ltd	46,600	1,143
Takamatsu Construction Group Co Ltd	3,300	45
Takasago International	1,300	26
Takeda Pharmaceutical Co Ltd	44,800	1,241
Teijin Ltd	537,800	5,698
Tenpos Holdings Co Ltd	1,300	22
Toho Holdings Co Ltd	1,911	25
TOKAI Holdings	27,900	179
Tokyo Gas Co Ltd	66,000	1,241
Tosoh Corp	47,200	612
Trend Micro Inc/Japan	122,200	7,540
Unicafe Inc	9,700	65
Unicharm Corp	35,700	1,243
United Super Markets Holdings Inc	70,300	535
Uoriki	1,400	23
Valor Holdings Co Ltd	8,300	106
Vital KSK Holdings Inc	19,700	95
Wowow Inc	6,276	62
XYMAX REIT Investment Corp ‡	48	44
Yakult Honsha	16,800	996
Yamaguchi Financial Group Inc	365,000	2,007
Yaoko Co Ltd	10,000	465
Yokorei	12,800	85
Zaoh Co Ltd	2,000	26
ZOZO Inc	7,400	164
		187,261

Netherlands — 2.2%
ASR Nederland NV	149,500	6,105
Heineken Holding NV	3,172	225
Heineken NV	16,774	1,509
JDE Peet's	15,981	493
Koninklijke Ahold Delhaize NV	822,680	22,643
Koninklijke KPN NV	669,276	2,131
NN Group NV	126,500	5,202
Randstad NV	19,931	929
Shell PLC	264,119	7,000
Wolters Kluwer NV	47,039	4,603
		50,840

New Zealand — 0.4%
Auckland International Airport Ltd *	108,422	501

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Freightways Ltd	25,359	$159
Investore Property Ltd ‡	188	–
Mercury NZ Ltd	181,813	645
Meridian Energy Ltd	191,100	584
Spark New Zealand Ltd	1,844,272	6,113
Vector Ltd	8,778	25
		8,027

Norway — 1.0%
AF Gruppen ASA	582	10
Equinor ASA	234,146	9,100
Kongsberg Gruppen ASA	3,672	126
Mowi ASA	12,229	251
Orkla ASA	782,960	6,565
Sparebank 1 Oestlandet	13,675	156
SpareBank 1 Sorost-Norge	1,460	8
SpareBank 1 SR-Bank ASA	37,697	432
Sparebanken More	280	2
Sparebanken Vest	6,233	55
Telenor ASA	509,064	5,579
Veidekke ASA	7,635	78
		22,362

Portugal — 0.4%
Corticeira Amorim SGPS	27,247	275
Jeronimo Martins SGPS SA	352,050	7,810
Navigator Co SA/The	200,146	795
NOS SGPS SA	83,857	309
REN - Redes Energeticas Nacionais SGPS SA	322,305	855
		10,044

Singapore — 1.5%
Bukit Sembawang Estates Ltd	9,700	34
DBS Group Holdings Ltd	184,000	4,291
Great Eastern Holdings Ltd	4,800	67
Hour Glass Ltd/The	2,599	4
Jardine Cycle & Carriage Ltd	101,200	2,380
Oversea-Chinese Banking Corp Ltd	704,300	6,081
Sheng Siong Group Ltd	1,456,233	1,691
Singapore Exchange Ltd	215,600	1,465
Singapore Technologies Engineering Ltd	1,000,700	2,671
Singapore Telecommunications	298,500	561
United Overseas Bank Ltd	767,200	14,985
Venture Corp Ltd	22,600	296
		34,526

Spain — 0.7%
Banco Bilbao Vizcaya Argentaria SA	327,218	1,469
Banco Santander SA	131,628	319
Cia de Distribucion Integral Logista Holdings SA	62,353	1,213
Enagas SA	202,142	3,693
Endesa SA	284,822	4,888
Financiera Alba	2,011	101

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Miquel y Costas & Miquel	2,889	$37
Red Electrica Corp SA	177,451	3,246
		14,966

Sweden — 0.7%
Axfood AB	234,971	7,100
B3 Consulting Group AB	2,497	32
Essity AB, Cl B	122,743	2,730
Svenska Handelsbanken AB, Cl A	492,100	4,041
Swedish Orphan Biovitrum AB *	44,226	979
Telefonaktiebolaget LM Ericsson, Cl B	50,161	376
Telia Co AB	285,161	1,006
		16,264

Switzerland — 3.1%
Allreal Holding AG	3,598	565
Basellandschaftliche Kantonalbank	120	113
Berner Kantonalbank AG	1,900	427
BKW AG	3,339	405
Chocoladefabriken Lindt & Spruengli AG	41	434
Crealogix Holding AG	301	18
Emmi AG	875	772
Graubuendner Kantonalbank	37	64
Helvetia Holding AG	24,300	2,683
Huber + Suhner	764	64
Intershop Holding AG	458	299
Investis Holding SA	813	91
Kuehne + Nagel International AG	2,619	606
Luzerner Kantonalbank AG	1,005	424
Novartis AG	239,797	19,428
Orior AG	1,137	89
PSP Swiss Property AG	53,629	6,077
Sonova Holding AG	12,350	3,259
St. Galler Kantonalbank	1,917	903
Swiss Life Holding AG	10,100	5,287
Swiss Prime Site AG	9,470	816
Swisscom AG	36,625	18,966
TX Group AG	693	107
UBS Group AG	395,700	6,281
Valiant Holding AG	7,326	695
Walliser Kantonalbank	687	78
Zug Estates Holding, Cl B	48	99
		69,050

United Kingdom — 3.7%
3i Group PLC	241,600	3,406
Aferian PLC	28,544	44
Alliance Pharma PLC	118,812	131
BAE Systems PLC	589,700	5,320
Big Yellow Group PLC ‡	4,114	64
British American Tobacco PLC	259,000	10,391
Bunzl PLC	36,954	1,228
CK Hutchison Holdings Ltd	449,500	2,903

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Genus PLC	10,697	$312
Haleon PLC *	918,400	2,766
Howden Joinery Group PLC	9,094	60
HSBC Holdings PLC	895,000	5,493
Impact Healthcare PLC, Cl B ‡	13,542	18
Imperial Brands PLC	701,804	15,459
Kingfisher PLC	1,329,900	3,578
Liberty Global PLC *	94,005	2,003
Liberty Global PLC, Cl A *	50,866	1,028
Odfjell Technology *	214	1
Polar Capital Holdings	24,065	128
Reckitt Benckiser Group PLC	44,553	3,443
RELX PLC	233,294	6,128
Sage Group PLC/The	640,767	5,320
Spirent Communications PLC	49,733	149
Tesco PLC	1,945,317	5,628
Unilever PLC	213,469	9,699
		84,700

United States — 58.8%
3M Co	31,275	3,889
A O Smith Corp	24,216	1,367
AbbVie Inc	78,581	10,566
Advance Auto Parts Inc	43,700	7,370
Aflac Inc	173,000	10,280
Alliant Energy Corp	20,051	1,224
Allison Transmission Holdings Inc, Cl A	162,700	5,900
Allscripts Healthcare Solutions Inc *	16,684	284
Allstate Corp/The	138,100	16,641
Alphabet Inc, Cl A *	89,187	9,652
Alphabet Inc, Cl C *	31,120	3,397
Altria Group Inc	204,921	9,246
Amcor PLC	473,324	5,685
Amdocs Ltd	337,276	28,827
AMERCO	8,629	4,536
American Electric Power Co Inc	51,823	5,193
American Financial Group Inc/OH	26,600	3,396
American Software Inc/GA, Cl A	1,583	27
American Water Works Co Inc	10,429	1,548
AMETEK Inc	1,433	172
Amgen Inc	99,088	23,811
Annaly Capital Management Inc ‡	540,500	3,486
Aon PLC, Cl A	14,117	3,942
Apple Inc	46,505	7,312
AptarGroup Inc	14,366	1,477
Archer-Daniels-Midland Co	100,900	8,868
Arrow Electronics Inc *	57,198	5,995
Ashland Inc	6,211	632
AT&T Inc	756,500	13,269
AutoZone Inc *	8,632	18,293
Avnet Inc	1,776	78
Bank of New York Mellon Corp/The	146,400	6,080

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Berkshire Hathaway, Cl A *	6	$2,528
Berkshire Hathaway Inc, Cl B *	59,257	16,639
Berry Global Group Inc *	65,400	3,553
Bio-Rad Laboratories Inc, Cl A *	7,476	3,626
BlackRock TCP Capital Corp	7,211	98
Brandywine Realty Trust ‡	319,900	2,569
Bristol-Myers Squibb Co	371,575	25,048
Broadcom Inc	3,361	1,678
Brown & Brown Inc	19,494	1,229
Cadence Design Systems Inc *	9,033	1,570
Campbell Soup Co	11,514	580
Casey's General Stores Inc	5,576	1,192
Cboe Global Markets Inc	50,546	5,963
CF Industries Holdings Inc	20,244	2,094
CH Robinson Worldwide Inc	73,875	8,433
Chemed Corp	13,555	6,455
Chevron Corp	58,800	9,294
Church & Dwight Co Inc	158,847	13,297
Ciena Corp *	47,952	2,433
Cisco Systems Inc	707,695	31,648
Clorox Co/The	43,870	6,332
CME Group Inc, Cl A	29,385	5,748
Coca-Cola Co/The	103,296	6,374
Cognizant Technology Solutions Corp, Cl A	56,500	3,569
Colgate-Palmolive Co	110,073	8,609
Comcast Corp, Cl A	207,160	7,497
CommVault Systems Inc *	59,319	3,220
Computer Programs and Systems Inc *	1,718	52
Conagra Brands Inc	222,484	7,649
Consolidated Edison Inc	59,734	5,838
Costco Wholesale Corp	26,973	14,083
Crane Holdings Co	33,746	3,184
CSG Systems International Inc	46,100	2,667
Cummins Inc	29,300	6,310
CVS Health Corp	168,822	16,570
Dell Technologies Inc, Cl C	177,424	6,794
Dolby Laboratories Inc, Cl A	29,236	2,141
Domino's Pizza Inc	16,830	6,258
DR Horton Inc	49,100	3,493
DT Midstream Inc	28,882	1,594
DTE Energy Co	52,985	6,906
Duke Energy Corp	61,200	6,543
eBay Inc	76,000	3,354
Ecolab Inc	29,003	4,751
Ennis Inc	10,961	233
Entergy Corp	77,600	8,947
EOG Resources Inc	2,635	320
Everest Re Group Ltd	29,820	8,023
Evergy Inc	148,000	10,142
Expeditors International of Washington Inc	108,339	11,147
Extra Space Storage Inc ‡	19,634	3,902
Exxon Mobil Corp	138,150	13,206

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Fair Isaac Corp *	4,205	$1,890
Fidus Investment Corp	485	10
Flowers Foods Inc	169,975	4,640
FMC Corp	6,916	747
Ford Motor Co	233,500	3,559
Fortinet Inc *	42,955	2,091
Fox Corp	196,286	6,458
Franklin BSP Realty Trust (A)	–	–
General Dynamics Corp	27,918	6,391
General Mills Inc	337,793	25,943
General Motors Co	76,100	2,908
Gilead Sciences Inc	392,098	24,886
Graco Inc	6,510	416
Graham Holdings Co, Cl B	1,417	801
Grand Canyon Education Inc *	9,286	756
GSK PLC	1,003,480	16,067
Hackett Group Inc/The	3,171	65
Hartford Financial Services Group Inc/The	126,900	8,161
HCA Healthcare Inc	4,029	797
HealthStream Inc *	3,215	71
Henry Schein Inc *	57,801	4,243
Hershey Co/The	47,373	10,643
HF Sinclair Corp	122,668	6,456
Hologic Inc *	4,547	307
Hormel Foods Corp	1,459	73
HP Inc	122,400	3,514
Incyte Corp *	20,964	1,477
Ingredion Inc	49,600	4,319
Intel Corp	473,600	15,117
Intercontinental Exchange Inc	66,485	6,705
International Business Machines Corp	153,500	19,717
J M Smucker Co/The	101,461	14,204
Jack Henry & Associates Inc	11,997	2,306
John B Sanfilippo & Son Inc	7,560	610
Johnson & Johnson	168,482	27,183
Juniper Networks Inc	268,906	7,642
Kellogg Co	323,287	23,516
Keysight Technologies Inc *	11,864	1,944
Kimberly-Clark Corp	90,755	11,573
Knight-Swift Transportation Holdings Inc, Cl A	28,280	1,428
Kraft Heinz Co/The	234,900	8,785
Kroger Co/The	450,125	21,579
Liberty Media Corp-Liberty Braves, Cl C *	3,684	101
Lockheed Martin Corp	40,105	16,849
Lowe's Cos Inc	29,000	5,630
Lumen Technologies Inc	243,144	2,422
Marsh & McLennan Cos Inc	42,564	6,868
Materion Corp	896	77
McKesson Corp	21,943	8,053
Merck & Co Inc	321,476	27,441
Mettler-Toledo International Inc *	573	695

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Microsoft Corp	34,988	$9,148
Molina Healthcare Inc *	6,186	2,087
Molson Coors Beverage Co, Cl B	169,100	8,737
Mondelez International Inc, Cl A	107,362	6,642
Motorola Solutions Inc	8,402	2,045
National Fuel Gas Co	98,400	7,013
National HealthCare Corp	8,630	599
Nelnet Inc, Cl A	1,651	139
Nestle SA	56,227	6,590
NetApp Inc	20,194	1,457
NetScout Systems Inc *	21,333	677
New Mountain Finance Corp	10,264	135
NewMarket Corp	30,559	8,777
Newmont Corp	25,574	1,058
NextGen Healthcare Inc *	19,364	332
Northrop Grumman Corp	26,955	12,884
Oaktree Specialty Lending Corp	266	2
OGE Energy Corp	635	26
Omnicom Group Inc	67,566	4,520
Oracle Corp	432,831	32,095
O'Reilly Automotive Inc *	374	261
Organon & Co	30,990	884
Packaging Corp of America	129,981	17,797
PepsiCo Inc	41,414	7,134
Pfizer Inc	619,921	28,039
Philip Morris International Inc	71,716	6,848
PPL Corp	134,300	3,906
Prestige Consumer Healthcare Inc *	28,250	1,429
Procter & Gamble Co/The	100,687	13,889
Provident Financial Holdings Inc (A)	2,655	38
Public Storage ‡	18,088	5,984
QIAGEN NV *	12,295	558
Quest Diagnostics Inc	57,600	7,218
Regeneron Pharmaceuticals Inc *	10,885	6,325
Reliance Steel & Aluminum Co	33,184	6,238
Robert Half International Inc	64,566	4,970
Roche Holding AG	51,610	16,868
Royal Gold Inc	58,413	5,368
Royalty Pharma PLC, Cl A	70,988	2,968
RPM International Inc	31,643	2,948
Scholastic Corp	5,867	269
Seagate Technology Holdings PLC	99,000	6,629
Sealed Air Corp	72,882	3,922
Service Corp International/US	40,174	2,479
Sherwin-Williams Co/The	23,691	5,499
Signify NV	78,500	2,233
Silgan Holdings Inc	288,575	13,145
Sixth Street Specialty Lending Inc	9,643	182
SLR Investment Corp	94	1
Sonoco Products Co	29,597	1,865
SS&C Technologies Holdings Inc	37,084	2,068
Stellus Capital Investment Corp	100	1

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Stepan Co	881	$92
Synopsys Inc *	2,813	973
Target Corp	41,700	6,686
Taro Pharmaceutical Industries Ltd *	7,891	266
Travelers Cos Inc/The	21,481	3,472
Tyson Foods Inc, Cl A	198,256	14,945
UGI Corp	169,146	6,681
United Therapeutics Corp *	1,939	439
USANA Health Sciences Inc *	10,958	707
Verint Systems Inc *	14,461	701
Verizon Communications Inc	888,761	37,159
Vertex Pharmaceuticals Inc *	16,785	4,729
VMware Inc, Cl A	12,825	1,488
Walgreens Boots Alliance Inc	139,562	4,893
Walmart Inc	61,248	8,119
Waste Connections Inc	31,400	4,384
Waste Management Inc	8,646	1,461
Waters Corp *	4,549	1,358
Waterstone Financial Inc	56,960	985
WEC Energy Group Inc	10,476	1,081
Werner Enterprises Inc	182,200	7,250
West Pharmaceutical Services Inc	3,524	1,046
Western Union Co/The	420,100	6,226
Whirlpool Corp	31,400	4,917
		1,328,944

Total Common Stock
(Cost $2,203,442) ($ Thousands)		2,175,937

AFFILIATED PARTNERSHIP — 0.4%
SEI Liquidity Fund, LP
2.260% **†(B)	8,991,037	9,002

Total Affiliated Partnership
(Cost $8,993) ($ Thousands)		9,002

CASH EQUIVALENT — 1.7%
SEI Daily Income Trust, Government Fund, Cl F
1.840%**†	38,057,195	38,057

Total Cash Equivalent
(Cost $38,057) ($ Thousands)		38,057

Total Investments in Securities — 98.3%
(Cost $2,250,492) ($ Thousands)		$2,222,996

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Global Managed Volatility Fund (Continued)

A list of the open futures contracts held by the Fund at August 31, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
Euro STOXX 50	80	Sep-2022	$2,996	$2,832	$(119)
FTSE 100 Index	20	Sep-2022	1,791	1,696	(37)
Hang Seng Index	2	Sep-2022	248	252	4
S&P 500 Index E-MINI	99	Sep-2022	20,156	19,585	(571)
SPI 200 Index	9	Sep-2022	1,103	1,065	(11)
TOPIX Index	11	Sep-2022	1,592	1,557	6
			$27,886	$26,987	$(728)

A list of the open forwards contracts held by the Fund at August 31, 2022, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	09/19/22	CHF	48,845	USD	51,460	$1,328
Barclays PLC	09/19/22	DKK	82,655	USD	11,331	140
Barclays PLC	09/19/22	NOK	131,466	USD	13,565	310
Barclays PLC	09/19/22	SEK	173,853	USD	16,757	388
Barclays PLC	09/20/22	JPY	13,119,880	USD	97,545	2,739
BNP Paribas	09/19/22	AUD	3,228	USD	2,249	36
BNP Paribas	09/19/22	NZD	6,579	USD	4,149	117
BNP Paribas	09/19/22	GBP	48,444	USD	58,572	2,188
BNP Paribas	09/19/22	CAD	70,546	USD	54,744	878
BNP Paribas	09/19/22	EUR	115,706	USD	117,780	1,294
Brown Brothers Harriman	09/19/22	AUD	113	USD	78	—
Brown Brothers Harriman	09/19/22	USD	3	AUD	4	—
Brown Brothers Harriman	09/19/22	USD	127	AUD	183	(1)
Brown Brothers Harriman	09/19/22	USD	27	NZD	44	—
Brown Brothers Harriman	09/19/22	USD	200	NZD	322	(2)
Brown Brothers Harriman	09/19/22	NZD	292	USD	181	2
Brown Brothers Harriman	09/19/22	USD	581	DKK	4,320	3
Brown Brothers Harriman	09/19/22	SGD	579	USD	417	2
Brown Brothers Harriman	09/19/22	SGD	6	USD	4	—
Brown Brothers Harriman	09/19/22	USD	681	NOK	6,621	(14)
Brown Brothers Harriman	09/19/22	CHF	886	USD	925	17
Brown Brothers Harriman	09/19/22	USD	444	SEK	4,736	2
Brown Brothers Harriman	09/19/22	USD	471	SEK	4,981	(2)
Brown Brothers Harriman	09/19/22	USD	568	SGD	794	1
Brown Brothers Harriman	09/19/22	USD	449	SGD	625	(2)
Brown Brothers Harriman	09/19/22	USD	399	HKD	3,134	—
Brown Brothers Harriman	09/19/22	USD	1,128	HKD	8,845	—
Brown Brothers Harriman	09/19/22	GBP	1,681	USD	1,995	39
Brown Brothers Harriman	09/19/22	DKK	535	USD	73	1
Brown Brothers Harriman	09/19/22	DKK	1,228	USD	166	(1)
Brown Brothers Harriman	09/19/22	USD	222	CHF	217	—
Brown Brothers Harriman	09/19/22	USD	1,552	CHF	1,497	(16)
Brown Brothers Harriman	09/19/22	CAD	1,884	USD	1,452	13
Brown Brothers Harriman	09/19/22	USD	360	GBP	309	—
Brown Brothers Harriman	09/19/22	USD	1,991	GBP	1,689	(25)
Brown Brothers Harriman	09/19/22	EUR	714	USD	726	7
Brown Brothers Harriman	09/19/22	EUR	1,752	USD	1,758	(6)

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Global Managed Volatility Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	09/19/22	HKD	2,727	USD	348	$—
Brown Brothers Harriman	09/19/22	USD	312	CAD	409	—
Brown Brothers Harriman	09/19/22	USD	2,547	CAD	3,307	(22)
Brown Brothers Harriman	09/19/22	NOK	2,961	USD	303	5
Brown Brothers Harriman	09/19/22	NOK	1,069	USD	108	—
Brown Brothers Harriman	09/19/22	USD	5,198	EUR	5,198	35
Brown Brothers Harriman	09/19/22	USD	868	EUR	862	—
Brown Brothers Harriman	09/19/22	SEK	5,419	USD	515	5
Brown Brothers Harriman	09/19/22	SEK	1,081	USD	101	—
Brown Brothers Harriman	09/20/22	USD	2,299	JPY	318,569	3
Brown Brothers Harriman	09/20/22	USD	2,576	JPY	350,241	(45)
Brown Brothers Harriman	09/20/22	JPY	474,553	USD	3,479	49
Westpac Banking	09/19/22	SGD	25,138	USD	18,169	146
Westpac Banking	09/19/22	HKD	206,530	USD	26,352	26
						$9,638

Percentages are based on Net Assets of $2,260,818 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2022.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at August 31, 2022. The total market value of securities on loan at August 31, 2022 was $8,448 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of August 31, 2022 was $9,002 ($ Thousands).

AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
Cl — Class
DKK — Danish Krone
EUR — Euro
FTSE— Financial Times Stock Exchange
GBP — British Pound Sterling
HKD — Hong Kong Dollar
JPY — Japanese Yen
L.P. — Limited Partnership
Ltd. — Limited
NOK — Norwegian Krone
NZD — New Zealand Dollar
PLC — Public Limited Company
REIT — Real Estate Investment Trust
S&P— Standard & Poor's
SEK — Swedish Krona
Ser — Series
SGD — Singapore Dollar
SPI — Share Price Index
TOPIX — Tokyo Price Index
USD — U.S. Dollar

The following is a summary of the level of inputs used as of August 31, 2022, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	2,175,899	38	–	2,175,937
Affiliated Partnership	–	9,002	–	9,002
Cash Equivalent	38,057	–	–	38,057
Total Investments in Securities	2,213,956	9,040	–	2,222,996

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	10	–	–	10
Unrealized Depreciation	(738)	–	–	(738)
Forwards Contracts*
Unrealized Appreciation	–	9,774	–	9,774
Unrealized Depreciation	–	(136)	–	(136)
Total Other Financial Instruments	(728)	9,638	–	8,910

*	Futures contracts and forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Global Managed Volatility Fund (Concluded)

The following is a summary of the transactions with affiliates for the period ended August 31, 2022 ($ Thousands):

Security Description	Value 5/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2022	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$39,904	$73,767	$(104,669)	$—	$—	$9,002	8,991,037	$93	$—
SEI Daily Income Trust, Government Fund, Cl F	18,237	111,511	(91,690)	—	(1)	38,057	38,057,195	120	—
Totals	$58,141	$185,278	$(196,359)	$—	$(1)	$47,059		$213	$—

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

World Equity Ex-US Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 92.6%
Argentina — 0.3%
Tenaris SA ADR	762,107	$20,821
Australia — 3.6%
Adbri Ltd	608,537	913
Altium Ltd	15,881	392
Aristocrat Leisure Ltd	126,626	3,062
ASX Ltd	463,363	24,713
Australia & New Zealand Banking Group Ltd	1,101,650	17,062
BGP Holdings *(A)	239,898	–
BHP Group Ltd	935,270	25,563
BlueScope Steel Ltd	1,826,988	20,537
Brambles Ltd	475,822	4,012
Computershare Ltd	552,012	9,224
EBOS Group Ltd	1,717	41
Endeavour Group Ltd/Australia	1,133,660	5,621
Fortescue Metals Group Ltd	1,621,127	20,185
Grange Resources Ltd	19,068	11
Iluka Resources Ltd	105,802	745
Incitec Pivot Ltd	999,438	2,646
Lynas Rare Earths Ltd *	1,494,145	8,943
Macquarie Group Ltd	39,850	4,777
Mineral Resources Ltd	160,378	6,846
Orica Ltd	167,180	1,752
Origin Energy Ltd	48,869	209
Orora Ltd	848,712	1,915
Pact Group Holdings Ltd	20,459	21
Perseus Mining Ltd	201,119	213
Qantas Airways Ltd *	11,536,490	41,538
Ridley Corp Ltd	27,537	39
RPMGlobal Holdings Ltd *	31,213	33
Sierra Rutile Holdings Ltd *	105,802	22
Sonic Healthcare Ltd	150,844	3,495
South32 Ltd	10,045,865	27,716
Suncorp Group Ltd	4,312,910	31,912
Symbio Holdings Ltd	21,545	58
Technology One Ltd	6,350	51
Telstra Corp Ltd	2,382,659	6,456
Whitehaven Coal Ltd	1,048,765	5,597
WiseTech Global Ltd	106,874	4,230
		280,550

Austria — 0.6%
ANDRITZ AG	104,561	4,818
Erste Group Bank AG	1,061,706	23,890
OMV AG	386,772	15,593
Verbund AG, Cl A	12,121	1,159
Wienerberger AG	8,362	196
		45,656

Belgium — 0.3%
Barco NV	6,667	149
KBC Group NV	512,861	24,474
		24,623

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)

Brazil — 2.2%
Atacadao SA	5,319,000	$20,440
B3 SA - Brasil Bolsa Balcao	14,442,614	33,312
Banco Bradesco SA ADR	2,389,758	8,675
Cia de Saneamento de Minas Gerais-COPASA (Brazil)	94,500	247
CPFL Energia SA	7,237,900	49,216
Gerdau SA ADR	1,650,034	7,442
JBS SA	3,721,100	21,252
Locaweb Servicos de Internet SA *	8,985,668	16,216
Minerva SA/Brazil	931,944	2,774
Petroleo Brasileiro SA ADR	374,681	5,354
Yara International ASA	101,833	4,313
		169,241

Canada — 2.8%
Advantage Energy Ltd *	350,800	3,005
Algoma Steel Group Inc	28,340	260
Aritzia Inc *	4,996	163
Atco Ltd/Canada, Cl I	44,200	1,569
Athabasca Oil Corp *	181,800	360
Birchcliff Energy Ltd	604,500	5,341
BRP Inc	115,211	8,014
Cameco Corp	807,050	23,590
Canadian Natural Resources Ltd	109,500	6,020
Canadian Utilities Ltd, Cl A	44,800	1,374
Canfor Corp *	177,499	3,493
Capstone Mining Corp *	68,300	154
Cascades Inc	15,038	103
Celestica Inc *	67,521	699
CES Energy Solutions Corp	7,626	14
Crescent Point Energy Corp	1,058,277	8,065
Dollarama Inc	220,006	13,436
Dundee Precious Metals Inc	10,900	50
Enerplus Corp	16,800	260
Enghouse Systems Ltd	9,700	237
Finning International Inc	127,000	2,744
Gear Energy Ltd	270,600	256
George Weston Ltd	4,300	493
Gildan Activewear Inc	141,900	4,208
Home Capital Group Inc, Cl B	492,100	10,499
iA Financial Corp Inc	3,900	210
Imperial Oil Ltd	50,500	2,486
Interfor Corp *	48,800	1,204
International Petroleum Corp *	54,641	538
Kelt Exploration Ltd *	158,400	761
Major Drilling Group International Inc *	7,100	48
MEG Energy Corp *	307,900	4,317
Methanex Corp	62,100	2,251
Mullen Group Ltd	10,595	114
National Bank of Canada	151,384	10,044
North West Co Inc/The	25,600	666

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Nutrien Ltd	90,100	$8,295
NuVista Energy Ltd *	424,127	3,498
Obsidian Energy Ltd *	15,700	142
Parex Resources Inc	29,700	476
Pason Systems Inc	68,300	725
Pet Valu Holdings Ltd	10,452	268
Peyto Exploration & Development Corp	143,313	1,341
SNC-Lavalin Group Inc	1,954,700	37,927
Spartan Delta Corp *	27,197	275
Tidewater Midstream and Infrastructure Ltd	47,700	44
TMX Group Ltd	214,680	21,622
Toromont Industries Ltd	125,320	9,728
Tourmaline Oil Corp	234,600	13,910
Uni-Select Inc *	8,336	236
Winpak Ltd	2,589	86
WSP Global Inc	46,200	5,521
		221,140

China — 8.2%
Agricultural Bank of China Ltd, Cl H	4,339,000	1,418
Alibaba Group Holding Ltd *	3,333,464	39,769
Alibaba Group Holding Ltd ADR *	85,678	8,175
Bank of China Ltd, Cl H	21,316,000	7,438
Bank of Communications Co Ltd, Cl H	3,656,985	2,084
BYD Co Ltd, Cl H	120,000	3,698
China Cinda Asset Management Co Ltd, Cl H	1,686,000	232
China CITIC Bank Corp Ltd, Cl H	4,337,000	1,859
China Coal Energy Co Ltd, Cl H	6,299,645	5,602
China Construction Bank Corp, Cl H	48,987,000	30,282
China Everbright Bank Co Ltd, Cl H	800,906	246
China Pacific Insurance Group Co Ltd, Cl H	573,800	1,215
China Resources Gas Group Ltd	3,977,700	15,487
China Resources Land Ltd	6,002,000	24,573
China Risun Group Ltd	364,000	143
China Sanjiang Fine Chemicals Co Ltd	1,318,242	270
China Shenhua Energy Co Ltd, Cl H	680,000	2,133
CIFI Holdings Group Co Ltd	46,696,624	11,818
COSCO SHIPPING Holdings Co Ltd, Cl H	888,500	1,326
Industrial & Commercial Bank of China Ltd, Cl H	30,347,181	15,417
Industrial Bank Co Ltd, Cl A	6,538,800	16,161
JD.com Inc, Cl A *	164,985	5,223
Kunlun Energy Co Ltd	37,458,000	32,615
Lee & Man Chemical Co Ltd	34,000	28
Lee & Man Paper Manufacturing Ltd	1,034,243	371
Lenovo Group Ltd	9,916,000	8,167
Li Ning Co Ltd	840,500	7,655
LONGi Green Energy Technology Co Ltd, Cl A *	4,920,490	36,276
Lonking Holdings Ltd	990,732	168
Midea Group Co Ltd, Cl A	7,963,582	61,099

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Morimatsu International Holdings Co Ltd *	73,000	$93
Nestle SA	684,950	80,282
NetDragon Websoft Holdings Ltd	325,000	707
New China Life Insurance Co Ltd, Cl H	405,000	953
Oppein Home Group Inc, Cl A	1,428,550	26,976
People's Insurance Co Group of China Ltd/The, Cl H	1,164,000	360
PetroChina Co Ltd, Cl H	36,010,045	16,745
PICC Property & Casualty Co Ltd	6,736,000	7,286
Ping An Insurance Group Co of China Ltd, Cl H	4,259,500	25,052
Prosus NV	246,863	15,268
Shanghai Fudan Microelectronics Group Co Ltd, Cl H	93,000	433
SITC International Holdings Co Ltd	1,059,000	2,685
Tencent Holdings Ltd	639,880	26,446
Tongcheng Travel Holdings Ltd *	16,170,400	33,119
Topsports International Holdings Ltd	40,640,000	32,076
Xinyi Glass Holdings Ltd	7,377,000	13,624
Zhenro Properties Group Ltd *	810,000	38
Zhongsheng Group Holdings Ltd	4,327,500	20,462
		643,553

Czech Republic — 0.0%
CEZ AS	50,534	2,049
Denmark — 3.0%
AP Moller - Maersk A/S, Cl B	10,247	24,599
Carlsberg AS, Cl B	2,967	385
Coloplast A/S, Cl B	49,934	5,707
D/S Norden A/S	22,741	1,061
Demant A/S *	347,635	10,715
DSV A/S	46,102	6,817
Genmab A/S *	96,363	34,323
ISS A/S *	1,331	23
Novo Nordisk A/S, Cl B	927,777	99,252
Orsted AS	188,845	18,443
Pandora A/S	524,640	31,537
Solar A/S, Cl B	1,206	98
		232,960

Finland — 0.2%
Kesko Oyj, Cl B	328,360	6,912
Orion Oyj, Cl B	153,847	6,979
Sampo Oyj, Cl A	109,810	4,971
Uponor Oyj	13,877	208
		19,070

France — 7.1%
Air Liquide SA	351,110	44,025
Airbus SE	285,190	27,963
Alstom SA	762,107	15,627
BNP Paribas SA	690,850	32,123
Carrefour SA	334,390	5,584
Cie de Saint-Gobain	833,908	33,608

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Criteo SA ADR *	98,091	$2,650
Danone SA	391,280	20,602
Dassault Aviation SA	19,257	2,646
Dassault Systemes SE	121,090	4,672
Derichebourg SA	3,009	17
Esker SA	2,121	275
EssilorLuxottica SA	35,260	5,255
Euroapi SA *	1	–
Faurecia SE *	1,156,104	16,589
Ipsen SA	62,126	5,958
Legrand SA	104,775	7,586
L'Oreal SA	61,867	21,261
LVMH Moet Hennessy Louis Vuitton SE	35,107	22,667
Orange SA	957,580	9,704
Pernod Ricard SA	65,260	11,982
Publicis Groupe SA	362,172	17,694
Remy Cointreau SA	26,745	4,963
Sanofi	993,535	81,270
Sartorius Stedim Biotech	66,465	24,325
Societe pour l'Informatique Industrielle	319	15
Sodexo SA	880,420	67,375
Somfy SA	180	20
SPIE SA	35,335	770
Stellantis NV	1,945,512	25,909
Thales SA	81,129	9,787
Trigano SA	255	22
Wavestone	1,906	89
Worldline SA/France *	771,372	33,067
		556,100

Germany — 4.6%
adidas AG	142,510	21,144
Aroundtown SA	5,589,026	16,311
Bayer AG	482,858	25,553
Beiersdorf AG	24,592	2,484
BioNTech SE ADR *	14,590	2,110
Carl Zeiss Meditec AG	70,886	8,828
Cliq Digital AG	1,446	38
Deutsche Bank AG	470,853	3,931
Deutsche Boerse AG	233,903	39,571
Deutsche Telekom AG	1,742,590	32,863
Duerr AG	3,920	86
Fresenius Medical Care AG & Co KGaA	365,300	12,515
Heidelberger Druckmaschinen AG *	72,263	105
HUGO BOSS AG	54,946	2,996
K+S AG	50,717	1,156
Knorr-Bremse AG	224,880	10,905
Koenig & Bauer AG *	1,160	14
Krones AG	2,291	189
Mercedes-Benz Group AG	231,026	12,960
Merck KGaA	121,184	20,829
Nemetschek SE	16,059	947

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
PSI Software AG	567	$13
QIAGEN NV *	552,243	25,063
Rheinmetall AG	190,506	30,260
RWE AG	668,267	25,528
SAP SE	350,514	29,871
Scout24 SE	161,238	9,295
Siemens AG	122,673	12,434
Siemens Energy AG	107,445	1,581
Stabilus SE	1,194	61
Vitesco Technologies Group AG *	4,008	196
Wacker Chemie AG	57,962	8,248
Washtec AG	1,439	58
		358,143

Hong Kong — 1.5%
AIA Group Ltd	1,582,400	15,224
ASMPT Ltd	155,600	1,205
Bank of East Asia Ltd/The	43,480	55
Chaoda Modern Agriculture Holdings Ltd *	52,790	–
CK Asset Holdings Ltd	136,000	918
Hong Kong Exchanges & Clearing Ltd	511,835	20,624
Nine Dragons Paper Holdings Ltd	817,000	641
NWS Holdings Ltd	22,625	22
Orient Overseas International Ltd	593,003	16,530
Pacific Basin Shipping Ltd	2,596,000	921
Samsonite International SA *	21,613,350	52,834
Sino Land Co Ltd	280,000	409
Swire Pacific Ltd, Cl A	459,500	3,178
Techtronic Industries Co Ltd	286,000	3,373
		115,934

Hungary — 0.0%
MOL Hungarian Oil & Gas PLC	86,492	594
India — 1.3%
Ahluwalia Contracts India Ltd	4,490	24
Castrol India Ltd	112,934	161
Coal India Ltd	1,899,271	5,550
GAIL India Ltd	2,298,086	3,904
Gillette India Ltd	648	45
Godfrey Phillips India Ltd	5,094	71
Gujarat Pipavav Port Ltd	52,604	57
Gujarat State Petronet Ltd	45,437	137
HDFC Bank Ltd ADR	245,962	15,016
Hindustan Aeronautics Ltd	123,830	3,545
ITC Ltd	1,787,957	7,145
Karnataka Bank Ltd/The	166,869	155
Kewal Kiran Clothing Ltd	9,323	49
Nava Ltd	28,192	79
Oracle Financial Services Software Ltd	17,989	711
Orient Green Power Co Ltd *	39,573	4
Power Grid Corp of India Ltd	8,440,174	24,165
Precision Wires India Ltd	15,991	18
Redington India Ltd	281,386	525

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Reliance Industries Ltd	266,410	$8,728
SJVN Ltd	502,882	193
Tech Mahindra Ltd	2,380,562	31,717
Ujjivan Financial Services Ltd *	47,262	115
Varun Beverages Ltd	27,278	352
WNS Holdings Ltd ADR *	11,264	949
		103,415

Indonesia — 0.3%
ABM Investama Tbk PT	693,900	129
Adaro Energy Indonesia Tbk PT	17,171,000	4,093
Alam Sutera Realty Tbk PT *	2,571,500	31
Bank Danamon Indonesia Tbk PT	360,600	64
Bank Rakyat Indonesia Persero Tbk PT	17,249,800	5,038
Ciputra Development Tbk PT	2,446,883	157
Dharma Satya Nusantara Tbk PT	1,371,800	47
First Pacific Co Ltd	370,000	143
First Resources Ltd	32,800	35
Hanjaya Mandala Sampoerna Tbk PT	2,199,259	135
Indah Kiat Pulp & Paper Tbk PT	525,900	295
MD Pictures Tbk PT	498,573	84
Mitra Adiperkasa Tbk PT *	1,021,800	69
Prima Andalan Mandiri Tbk PT	235,775	108
Sumber Tani Agung Resources Tbk PT	245,526	22
Telkom Indonesia Persero Tbk PT	14,751,700	4,517
Triputra Agro Persada PT	7,307,227	370
United Tractors Tbk PT	4,476,000	10,192
		25,529

Ireland — 1.0%
Bank of Ireland Group PLC	4,702,495	28,992
CRH PLC	466,930	17,253
Greencore Group PLC *	10,726,769	10,616
ICON PLC *	82,248	17,258
James Hardie Industries PLC	10,726	243
		74,362

Israel — 2.2%
Bank Hapoalim BM	1,430,016	14,847
Bank Leumi Le-Israel BM	4,475,480	47,381
Check Point Software Technologies Ltd *	763,354	91,786
Dor Alon Energy in Israel 1988 Ltd	484	18
ICL Group Ltd	1,052,014	10,060
Isracard Ltd	18	–
Israel Discount Bank Ltd, Cl A	743,246	4,551
ZIM Integrated Shipping Services Ltd (B)	160,084	5,777
		174,420

Italy — 1.7%
Aeffe SpA *	23,423	34
Azimut Holding SpA	150,823	2,404
Banca IFIS SpA	54,106	647
Danieli & C Officine Meccaniche SpA	5,930	75
Enel SpA	5,394,430	25,364

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Eni SpA	205,246	$2,426
MFE-MediaForEurope NV, Cl A	322,857	137
MFE-MediaForEurope NV, Cl B	281,721	164
Prysmian SpA	1,263,702	38,797
Recordati Industria Chimica e Farmaceutica SpA	61,283	2,502
Sanlorenzo SpA/Ameglia	1,602	50
Stellantis NV	346,870	4,623
Tenaris SA	458,870	6,281
UniCredit SpA	5,239,611	51,305
		134,809

Japan — 11.3%
Adastria	6,500	94
Advantest Corp	321,400	18,242
AEON Financial Service Co Ltd	210,200	2,164
Ai Holdings Corp	7,300	112
AIT Corp	2,100	24
Alfresa Holdings Corp	16,100	193
Amada Co Ltd	3,778,700	29,630
Anritsu Corp	5,900	70
Arealink Co Ltd	2,000	27
Asahi Group Holdings Ltd	1,931,600	64,903
Ateam Inc	13,100	71
Aucnet Inc	1,800	28
Avant Corp	6,500	70
Bandai Namco Holdings Inc	333,200	25,056
Bank of Saga Ltd/The	1,800	19
Benefit One Inc	16,300	242
BIPROGY Inc	91,400	2,029
Brother Industries Ltd	46,400	890
Canon Inc	144,200	3,461
Capcom Co Ltd (B)	370,200	10,126
COLOPL Inc *	130,700	662
Comture Corp	2,500	44
Creek & River Co Ltd	2,600	45
CTS Co Ltd	3,600	20
Cybozu Inc	3,000	29
Daihatsu Diesel Manufacturing Co Ltd	5,200	19
Daihen Corp	3,300	98
Dai-ichi Life Holdings Inc	183,300	3,174
Daiichi Sankyo Co Ltd	179,400	5,403
Daiken Corp	1,500	21
Daisue Construction Co Ltd	2,100	23
Daito Trust Construction Co Ltd	350,000	34,507
Daiwa House Industry Co Ltd	254,000	5,691
Digital Arts Inc	6,000	279
dip Corp	406,000	10,524
Doshisha Co Ltd	1,200	13
Drecom Co Ltd	4,600	28
Eiken Chemical Co Ltd	10,400	142
Elecom Co Ltd	9,100	111

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Elematec Corp	2,700	$26
en Japan Inc	12,900	221
Enigmo Inc	14,200	56
Fudo Tetra Corp	2,000	23
Fuji Corp/Aichi	7,800	114
Fujitsu Ltd	167,600	19,765
Funai Soken Holdings Inc	2,300	39
G-7 Holdings Inc, Cl 7	2,400	26
Glory Ltd	4,500	71
GMO GlobalSign Holdings KK	900	33
GungHo Online Entertainment Inc *	1,090,400	18,045
Gunze Ltd	1,400	40
Hino Motors Ltd *	103,400	473
Hitachi Ltd	1,208,400	60,505
Hodogaya Chemical Co Ltd	1,000	23
Horiba Ltd	407,900	18,622
Hosokawa Micron Corp	3,800	72
I-PEX Inc	6,700	66
Iriso Electronics Co Ltd	1,100	33
Ishihara Sangyo Kaisha Ltd	3,800	31
Japan Exchange Group Inc	14,200	212
Japan Lifeline Co Ltd	4,400	32
Japan Post Insurance Co Ltd	282,600	4,338
Japan Transcity Corp	6,000	22
JP-Holdings Inc	20,800	37
Kanamoto Co Ltd	5,200	80
Kandenko Co Ltd	5,900	36
Kao Corp	543,000	23,563
KAWADA TECHNOLOGIES Inc	2,700	71
Kawasaki Heavy Industries Ltd	1,362,500	26,501
KDDI Corp	292,800	8,979
Keyence Corp	63,540	23,909
Koatsu Gas Kogyo Co Ltd	5,100	25
Konami Group Corp	350,700	17,836
Konica Minolta Inc	539,600	1,872
Konoike Transport Co Ltd	4,400	42
Lasertec Corp	35,100	4,870
Lifedrink Co Inc	2,700	34
M&A Capital Partners Co Ltd *	4,600	114
Makita Corp	522,600	12,315
Mandom Corp	5,600	60
Marubeni Corp	772,500	8,069
Mazda Motor Corp	575,700	5,109
Media Do Co Ltd *	11,300	167
Medical Data Vision Co Ltd	14,200	114
METAWATER Co Ltd	3,100	46
Miroku Jyoho Service Co Ltd	11,800	131
Mito Securities Co Ltd	10,400	20
Mitsubishi Electric Corp	736,600	7,463
Mitsubishi Heavy Industries Ltd	169,400	6,545
Mitsubishi Shokuhin Co Ltd	3,200	79
Mitsubishi UFJ Financial Group Inc	6,797,000	35,312

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Mixi Inc	264,700	$4,555
Mizuho Medy Co Ltd	1,300	28
Moriroku Holdings Co Ltd	3,700	47
Morita Holdings Corp *	3,900	36
MS&AD Insurance Group Holdings Inc	58,100	1,737
Nachi-Fujikoshi Corp	900	24
NEC Corp	16,800	614
NEOJAPAN Inc	3,000	24
Nichias Corp	13,500	234
Nippon Shinyaku Co Ltd	292,300	16,023
Nippon Telegraph & Telephone Corp	244,600	6,644
Nippon Thompson Co Ltd	12,000	49
Nissan Tokyo Sales Holdings Co Ltd	86,600	186
Nissin Corp	2,100	28
Nissin Electric Co Ltd	10,700	114
Nitto Kohki Co Ltd	2,900	34
Nitto Seiko Co Ltd	5,400	21
Noritz Corp	7,900	88
Okabe Co Ltd	6,100	29
Okamoto Machine Tool Works Ltd	800	23
Okamura Corp	5,000	48
Optim Corp *	17,100	108
Oracle Corp Japan *	6,900	412
ORIX Corp	4,478,700	73,778
Oro Co Ltd	2,800	36
Pack Corp/The	2,500	41
Persol Holdings Co Ltd	7,100	143
Pickles Corp	3,800	32
Pigeon Corp	165,000	2,463
Pola Orbis Holdings Inc	10,000	111
Prestige International Inc	7,600	37
Proto Corp	3,800	31
Recruit Holdings Co Ltd	439,400	13,999
S Foods Inc	1,600	34
Sakai Heavy Industries Ltd	1,000	22
Sakata INX Corp	4,300	30
Scroll Corp	10,500	59
Seiko Epson Corp	167,800	2,642
Sekisui Jushi Corp	5,200	64
Seven & i Holdings Co Ltd	251,600	10,017
Shimamura Co Ltd	67,800	6,159
Shimano Inc	31,200	5,532
Shin-Etsu Chemical Co Ltd	28,700	3,340
Shinnihon Corp	3,800	20
Shinnihonseiyaku Co Ltd	2,500	30
Showa Denko KK	1,810,100	27,888
SIGMAXYZ Holdings Inc	10,700	94
Sinfonia Technology Co Ltd	2,900	32
SMS Co Ltd *	321,600	7,338
Sodick Co Ltd	12,000	70
Sompo Holdings Inc	84,900	3,648
Sony Group Corp	693,700	55,271

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sprix Ltd	2,400	$18
Star Micronics Co Ltd	14,100	186
Sun-Wa Technos Corp	2,900	29
Suzuki Motor Corp	836,800	29,310
T&D Holdings Inc	130,500	1,428
T&K Toka Co Ltd	3,800	29
Takamatsu Construction Group Co Ltd	1,600	22
Takaoka Toko Co Ltd	4,000	55
Takara Standard Co Ltd	15,500	148
TIS Inc	147,000	4,195
Tochigi Bank Ltd/The	17,500	36
Toei Animation Co Ltd	80,500	7,359
Toho Holdings Co Ltd	45,300	601
Tokio Marine Holdings Inc	294,100	16,334
Topcon Corp	6,700	91
Tosoh Corp	2,527,100	32,746
Trend Micro Inc/Japan *	68,100	4,202
Tsubakimoto Chain Co	4,700	109
Tsuruha Holdings Inc	3,800	211
United Arrows Ltd	2,500	33
UT Group Co Ltd	851,200	16,991
V Technology Co Ltd	4,700	101
ValueCommerce Co Ltd	4,900	90
VINX Corp	3,200	35
Workman Co Ltd	101,600	4,077
Wowow Inc	2,300	23
Xebio Holdings Co Ltd	4,500	31
YAMADA Consulting Group Co Ltd	2,000	18
Yokogawa Bridge Holdings Corp	4,300	60
Yokogawa Electric Corp	7,400	129
Yokowo Co Ltd	6,100	97
Yondenko Corp	1,900	26
Yossix Holdings Co Ltd	1,400	23
ZIGExN Co Ltd	23,400	57
		887,538

Luxembourg — 0.3%
ArcelorMittal SA	940,710	22,340
Eurofins Scientific SE	26,759	1,853
SES SA, Cl A	29,961	210
		24,403

Macao — 0.3%
Galaxy Entertainment Group Ltd *	3,417,000	19,100
Malaysia — 0.1%
Carlsberg Brewery Malaysia Bhd	19,300	100
Genting Plantations Bhd (Malaysia)	49,600	74
Heineken Malaysia Bhd	21,700	114
Hong Leong Financial Group Bhd	142,120	614
IOI Corp Bhd	960,800	906
Nestle Malaysia Bhd	5,700	169
Pantech Group Holdings Bhd	216,400	32
Petronas Chemicals Group Bhd	3,172,600	6,223

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Petronas Gas Bhd	143,900	$556
RHB Bank Bhd	819,100	1,047
Sime Darby Plantation Bhd	807,800	803
		10,638

Mexico — 0.4%
Arca Continental SAB de CV	157,392	1,067
Ternium SA ADR	244,990	7,548
Wal-Mart de Mexico SAB de CV	6,019,441	19,760
		28,375

Netherlands — 4.3%
ABN AMRO Bank NV	2,336,070	22,456
Adyen NV *	3,280	5,065
Argenx SE ADR *	8,420	3,182
ASML Holding NV	50,242	24,539
EXOR NV	75,065	4,522
Heineken Holding NV	25,697	1,824
Heineken NV	11,413	1,026
ING Groep NV	3,847,369	33,740
Koninklijke Ahold Delhaize NV	1,158,280	31,880
Koninklijke DSM NV	82,329	10,504
NN Group NV	1,583,078	65,100
OCI NV	501,934	18,856
Randstad NV	305,166	14,220
Shell PLC	2,169,636	57,480
TomTom NV *	23,756	191
Universal Music Group NV	395,877	7,866
Wolters Kluwer NV	376,053	36,797
		339,248

New Zealand — 0.0%
Mainfreight Ltd	6,965	317
Meridian Energy Ltd	87,659	268
		585

Norway — 1.8%
Aker BP ASA	95,510	3,350
AutoStore Holdings Ltd *	1,905,480	2,510
DNB Bank ASA	3,487,262	66,398
Equinor ASA	906,288	35,222
Gjensidige Forsikring ASA	351,801	7,149
Grieg Seafood ASA	7,661	93
Hoegh Autoliners ASA	23,870	93
Kongsberg Gruppen ASA	16,965	581
Mowi ASA (B)	186,340	3,825
MPC Container Ships ASA	291,948	603
Salmar ASA	285,880	18,931
		138,755

Philippines — 0.0%
Semirara Mining & Power Corp, Cl A	206,500	151
Poland — 0.1%
Asseco Poland SA	9,369	143
Bank Handlowy w Warszawie SA	349	4

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Bank Polska Kasa Opieki SA	172,388	$2,389
Cognor Holding SA	41,096	33
Enea SA	23,360	38
Orange Polska SA *	686,753	876
PGE Polska Grupa Energetyczna SA *	571,768	873
Polskie Gornictwo Naftowe i Gazownictwo SA *	372,076	443
Powszechny Zaklad Ubezpieczen SA	1,033,569	6,197
Tauron Polska Energia SA *	55,553	27
		11,023

Portugal — 0.5%
EDP - Energias de Portugal SA	7,598,213	36,308
Jeronimo Martins SGPS SA	140,566	3,118
Navigator Co SA/The	5,897	23
		39,449

Qatar — 0.2%
Aamal Co	623,035	201
Gulf International Services QSC *	152,244	88
Industries Qatar QSC	937,623	4,663
Mekdam Holding Group	11,947	24
Ooredoo QPSC	654,105	1,631
Qatar Insurance Co SAQ	283,249	181
Qatar National Bank QPSC	1,134,214	6,418
Qatari Investors Group QSC	229,054	128
		13,334

Saudi Arabia — 0.9%
Al Hammadi Holding	38,218	454
Arab National Bank	164,186	1,309
Arabian Cement Co/Saudi Arabia	90,627	953
Astra Industrial Group	142,790	1,960
Banque Saudi Fransi	68,398	903
Bawan Co	143,143	1,478
Dar Al Arkan Real Estate Development Co *	371,704	1,394
Etihad Etisalat Co	980,982	9,542
Kingdom Holding Co	69,556	167
Rabigh Refining & Petrochemical Co *	827,543	3,806
Sahara International Petrochemical Co	327,434	4,136
Saudi Basic Industries Corp	952,255	25,297
Saudi Electricity Co	1,190,718	7,970
Saudi Investment Bank/The	206,609	1,099
Saudi Telecom Co	687,543	7,633
Savola Group/The	28,214	244
United International Transportation Co	79,900	980
		69,325

Singapore — 0.3%
Jardine Cycle & Carriage Ltd	103,200	2,427
STMicroelectronics NV	558,477	19,474
		21,901

South Africa — 0.3%
ArcelorMittal South Africa Ltd *	135,846	41

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Clicks Group Ltd	603,832	$10,558
Exxaro Resources Ltd	32,917	422
Investec Ltd	16,991	80
MTN Group Ltd	550,380	4,003
Ninety One Ltd	52,579	119
Sappi Ltd *	106,592	286
Shoprite Holdings Ltd	284,540	3,877
Thungela Resources Ltd	34,843	670
		20,056

South Korea — 4.1%
Agabang&Company *	18,483	58
BNK Financial Group Inc	875,082	4,363
Coway Co Ltd	490,232	23,259
Daishin Securities Co Ltd	34,929	400
DB HiTek Co Ltd	14,156	486
DGB Financial Group Inc	160,918	892
Doosan Co Ltd	10,831	663
Fila Holdings Corp	27,247	629
Hana Financial Group Inc	844,022	24,600
Hanwha Aerospace Co Ltd	10,965	663
Hyundai Engineering & Construction Co Ltd	4,001	143
Ilshin Spinning Co Ltd	206	17
KB Financial Group Inc	1,091,456	40,066
Kia Corp	46,810	2,806
KT Corp	220,354	6,107
KT Corp ADR (B)	552,870	7,585
KT&G Corp	7,647	475
LG Electronics Inc	160,778	12,031
LX Semicon Co Ltd	5,195	366
Sajodaerim Corp	1,585	32
Samsung Card Co Ltd	24,662	577
Samsung Electronics Co Ltd	1,915,377	84,853
Shinhan Financial Group Co Ltd	271,957	7,368
SK Hynix Inc	381,610	26,830
SK Square Co Ltd *	267,326	8,033
SK Telecom Co Ltd	1,659,048	64,365
SPC Samlip Co Ltd	642	39
Unid Co Ltd	8,824	681
Woori Financial Group Inc	235,457	2,130
		320,517

Spain — 1.1%
Amadeus IT Group SA, Cl A *	602,400	31,819
Atresmedia Corp de Medios de Comunicacion SA	21,357	59
Bankinter SA	17,004	87
Corp ACCIONA Energias Renovables SA	56,683	2,355
Industria de Diseno Textil SA	1,198,370	25,890
Laboratorios Farmaceuticos Rovi SA	1,649	81
Repsol SA	2,162,930	28,109
		88,400

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sweden — 1.5%
Assa Abloy AB, Cl B	467,355	$9,490
Bilia AB, Cl A	12,150	151
Clas Ohlson AB, Cl B	34,854	315
Essity AB, Cl B	823,020	18,303
Getinge AB, Cl B	4,930	91
H & M Hennes & Mauritz AB, Cl B	950,690	9,898
Hexagon AB, Cl B	893,300	9,152
Inwido AB	8,333	82
Kinnevik AB, Cl B *	189,180	2,699
Mycronic AB	8,475	101
New Wave Group AB, Cl B	23,713	382
Securitas AB, Cl B	2,027,244	17,797
Swedish Match AB	3,326,440	33,479
Swedish Orphan Biovitrum AB *	58,666	1,299
Telefonaktiebolaget LM Ericsson, Cl B	2,249,433	16,864
		120,103

Switzerland — 3.4%
Belimo Holding AG	3,254	1,236
Burckhardt Compression Holding AG	152	64
Calida Holding AG	1,116	49
Comet Holding AG	4,877	849
dormakaba Holding AG	273	115
Georg Fischer AG	4,684	254
Kuehne + Nagel International AG	84,961	19,666
Lonza Group AG	47,370	25,304
Novartis AG	49,078	3,976
Partners Group Holding AG	13,523	13,074
Roche Holding AG	447,278	144,361
Sonova Holding AG	49,701	13,116
Straumann Holding AG	108,270	11,883
Swatch Group AG/The, Cl B	115,793	28,124
u-blox Holding AG	3,173	440
Zehnder Group AG	2,587	153
		262,664

Taiwan — 2.6%
Asustek Computer Inc	1,139,000	9,478
Compal Electronics Inc	1,235,000	920
Evergreen Marine Corp Taiwan Ltd	2,392,000	6,855
General Interface Solution Holding Ltd	821,184	2,158
Grape King Bio Ltd	41,000	200
Holtek Semiconductor Inc	431,000	1,041
Hon Hai Precision Industry Co Ltd	7,995,000	28,468
Lite-On Technology Corp	2,588,000	5,569
Micro-Star International Co Ltd	504,000	1,887
Novatek Microelectronics Corp	2,368,000	20,259
Pou Chen Corp	5,358,000	5,076
Radiant Opto-Electronics Corp	45,000	148
Realtek Semiconductor Corp	658,000	7,394
Simplo Technology Co Ltd	453,000	4,274

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Taiwan Semiconductor Manufacturing Co Ltd	5,723,616	$93,695
Taiwan Semiconductor Manufacturing Co Ltd ADR	170,142	14,181
Yuanta Financial Holding Co Ltd	7,648,922	5,077
		206,680

Thailand — 1.9%
Airports of Thailand PCL *	1,923,100	3,832
Bangchak Corp PCL NVDR	1,013,100	979
Bangkok Bank PCL	1,761,600	6,605
Bangkok Bank PCL NVDR	412,300	1,546
Bangkok Chain Hospital PCL	306,500	157
Bank of Ayudhya PCL	37,100	33
Banpu PCL NVDR (B)	14,837,100	5,890
Esso Thailand PCL NVDR *	2,776,700	1,073
Indorama Ventures PCL	1,228,000	1,454
Indorama Ventures PCL NVDR	368,800	437
Kasikornbank PCL	1,188,400	4,992
Kasikornbank PCL NVDR	343,400	1,442
Krung Thai Bank PCL	1,015,300	469
Lam Soon Thailand PCL	90,000	12
Lanna Resources PCL NVDR	163,900	107
Minor International PCL *	45,144,800	42,096
PTT Exploration & Production PCL	1,111,900	5,143
PTT Exploration & Production PCL NVDR	1,147,700	5,308
PTT Global Chemical PCL	14,400	19
PTT Global Chemical PCL NVDR	426,200	554
PTT PCL NVDR	8,700,500	8,939
Rajthanee Hospital PCL	27,400	27
Regional Container Lines PCL	185,900	165
SCB X PCL	17,637,600	53,316
Star Petroleum Refining PCL NVDR	8,984,700	3,175
Thai Oil PCL	884,600	1,472
Thai Oil PCL NVDR	848,800	1,412
		150,654

Turkey — 0.0%
Agesa Hayat ve Emeklilik AS *	38,858	50
Akbank TAS	59,466	38
Anadolu Efes Biracilik Ve Malt Sanayii AS	277,598	627
Galata Wind Enerji AS	321,534	258
KOC Holding AS	49,010	122
Tukas Gida Sanayi ve Ticaret AS *	16,994	9
Turkiye Petrol Rafinerileri AS *	13,006	257
Yapi ve Kredi Bankasi AS	1,263,232	489
		1,850

United Arab Emirates — 0.1%
Air Arabia PJSC	778,623	469
Dubai Islamic Bank PJSC	1,253,434	1,994
Emaar Properties PJSC	4,300,981	7,310
		9,773

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
United Kingdom — 13.6%
Accenture PLC, Cl A	70,688	$20,391
AG Barr PLC	5,335	31
Anglo American PLC	1,582,643	50,941
Aon PLC, Cl A	62,611	17,485
Aptiv PLC *	192,242	17,961
Ashtead Group PLC	401,753	19,770
AstraZeneca PLC	230,417	28,547
Atlassian Corp PLC, Cl A *	73,580	18,223
BAE Systems PLC	731,600	6,600
British American Tobacco PLC	214,860	8,620
Centrica PLC	3,805,021	3,343
Clarkson PLC	1,023	36
CNH Industrial NV	2,710,347	33,018
Compass Group PLC	1,079,907	23,268
ConvaTec Group PLC	21,618,334	54,631
Dechra Pharmaceuticals PLC	166,536	6,746
Diageo PLC	1,001,106	43,566
Diploma PLC	107,172	3,123
dotdigital group plc	7,099	7
Elementis PLC *	24,190	31
Endava PLC ADR *	41,826	4,224
Endeavour Mining PLC	880,030	17,163
Entain PLC	3,639,327	53,632
Ferguson PLC	177,107	20,544
Ferrexpo PLC	2,427,053	4,182
Fertiglobe plc	17,730,151	27,070
Firstgroup PLC	96,128	128
Frasers Group PLC *	30,969	289
Glencore PLC	4,228,650	23,158
Globaltrans Investment PLC GDR *	6,013	–
Greggs PLC	26,047	558
GSK PLC	2,110,991	33,799
GSK PLC ADR	30,219	981
Haleon PLC *	2,638,739	7,948
Haleon PLC ADR *	37,774	226
Hikma Pharmaceuticals PLC	24,410	373
Howden Joinery Group PLC	133,985	887
Inchcape PLC	11,317	99
Indivior PLC *	245,093	823
Informa PLC	7,428,630	47,075
InterContinental Hotels Group PLC	93,640	5,092
Intertek Group PLC	470,914	21,650
Investec PLC	807,235	3,891
Kingfisher PLC	8,778,360	23,620
Linde PLC	92,388	26,020
London Stock Exchange Group PLC	330,091	31,014
Man Group PLC/Jersey	46,253	131
Melrose Industries PLC	33,647,123	53,184
Micro Focus International PLC	25,966	157
Morgan Sindall Group PLC	1,255	25
NatWest Group PLC	24,840,872	71,004

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Ninety One PLC (B)	246,179	$571
Nomad Foods Ltd *	3,511,262	62,114
OTP Bank Nyrt	546,128	11,576
Pagegroup PLC	123,008	619
Persimmon PLC	872,540	14,954
Prudential PLC	515,091	5,415
QinetiQ Group PLC	6,009	24
RELX PLC	591,044	15,477
Shell PLC	2,325,750	61,659
Smith & Nephew PLC	2,195,564	25,868
Smiths News PLC	201	–
Speedy Hire PLC	89,405	42
SSE PLC	258,030	4,953
SThree PLC	3,037	12
Unilever PLC	552,565	25,138
		1,063,707

United States — 2.6%
Axalta Coating Systems Ltd *	1,465,647	37,741
Baker Hughes Co, Cl A	1,930,734	48,770
Berry Global Group Inc *	353,252	19,192
Cognex Corp	559,471	23,560
Gentex Corp	734,717	20,050
Globant SA *	104,262	21,975
Inmode Ltd *	82,664	2,640
QIAGEN NV *	107,405	4,880
Sensata Technologies Holding PLC	510,053	20,545
		199,353

Total Common Stock
(Cost $7,785,105) ($ Thousands)		7,250,551

PREFERRED STOCK — 0.9%
Brazil — 0.3%
Cia de Transmissao de Energia Eletrica Paulista (C)	59,900	277
Itau Unibanco Holding SA (C)	1,355,300	6,767
Petroleo Brasileiro SA (C)	3,006,000	19,286
		26,330

Germany — 0.4%
Sartorius AG (C)	16,757	6,986
Volkswagen AG (C)	141,592	20,152
		27,138

South Korea — 0.2%
Samsung Electronics Co Ltd (C)	435,292	17,608
Total Preferred Stock
(Cost $79,464) ($ Thousands)		71,076

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
EXCHANGE TRADED FUNDS — 0.6%
United States — 0.6%
iShares MSCI ACWI ex US ETF	773,905	$34,261
iShares Trust iShares ESG Aware MSCI EAFE ETF	120,670	7,487
Total Exchange Traded Funds
(Cost $44,123) ($ Thousands)		41,748

	Number of Rights
RIGHTS — 0.0%
Saudi Arabia — 0.0%
Rabigh Refining & Petrochemical Co, Expires 12/31/2022 *	1	–
Taiwan — 0.0%
Acer *‡‡	6,484	–
Taishin Financial Holding Co Ltd *‡‡	185,842	–
Total Rights
(Cost $—) ($ Thousands)		–

Description	Shares	Market Value ($ Thousands)
AFFILIATED PARTNERSHIP — 0.2%
SEI Liquidity Fund, LP
2.260% **†(D)	13,960,373	$13,969

Total Affiliated Partnership
(Cost $13,954) ($ Thousands)		13,969

CASH EQUIVALENT — 2.9%
SEI Daily Income Trust, Government Fund, Cl F
1.840%**†	229,046,868	229,047

Total Cash Equivalent
(Cost $229,047) ($ Thousands)		229,047

Total Investments in Securities — 97.2%
(Cost $8,151,693) ($ Thousands)		$7,606,391

A list of the open futures contracts held by the Fund at August 31, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
Euro STOXX 50	2,073	Sep-2022	$76,494	$73,375	$(1,061)
FTSE 100 Index	506	Sep-2022	44,758	42,908	(80)
Hang Seng Index	50	Sep-2022	6,195	6,314	122
S&P TSX 60 Index	161	Sep-2022	29,487	28,645	(332)
SPI 200 Index	211	Sep-2022	24,439	24,981	883
TOPIX Index	404	Sep-2022	56,813	57,179	1,928
			$238,186	$233,402	$1,460

A list of the open forward foreign currency contracts held by the Fund at August 31, 2022, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	09/08/22	CHF	1,990	USD	2,029	$(11)
Bank of America	09/08/22	USD	3,591	JPY	468,582	(209)
Bank of America	09/08/22	JPY	8,331,135	USD	61,266	1,137
Bank of America	09/14/22	USD	1,732	GBP	1,476	(12)
Bank of America	09/14/22	USD	1,797	INR	142,630	(7)
Bank of America	09/14/22	USD	4,707	EUR	4,671	(2)
Bank of America	09/14/22	USD	9,232	CAD	11,821	(207)
Bank of America	09/14/22	USD	12,100	SGD	16,999	87
Bank of America	09/14/22	USD	16,978	ZAR	280,665	(568)
Bank of America	09/14/22	EUR	108,728	USD	110,684	1,168
Bank of America	09/14/22	INR	182,778	USD	2,281	(14)
Barclays PLC	09/02/22	BRL	28,061	USD	5,398	(18)
Barclays PLC	09/08/22	CHF	1,883	USD	1,982	52
Barclays PLC	09/14/22	USD	1,729	KRW	2,329,288	10

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

World Equity Ex-US Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	09/14/22	USD	1,733	NOK	16,888	$(30)
Barclays PLC	09/14/22	USD	7,055	CNY	47,642	(129)
Barclays PLC	09/14/22	USD	13,891	HKD	108,849	(16)
Barclays PLC	09/14/22	USD	44,989	INR	3,585,813	31
BNP Paribas	09/08/22	CHF	1,846	USD	1,909	17
BNP Paribas	09/14/22	USD	1,751	HKD	13,737	—
BNP Paribas	09/14/22	USD	1,757	KRW	2,361,306	6
BNP Paribas	09/14/22	USD	2,905	AUD	4,126	(75)
BNP Paribas	09/14/22	USD	1,738	CNY	11,985	4
BNP Paribas	09/14/22	USD	4,467	CNY	30,128	(87)
Citigroup	09/08/22	CHF	1,684	USD	1,748	22
Citigroup	09/14/22	CAD	4,992	USD	3,804	(7)
Citigroup	09/14/22	EUR	8,592	USD	8,633	(21)
Citigroup	09/14/22	USD	5,929	EUR	5,938	52
Citigroup	09/14/22	USD	5,442	EUR	5,316	(88)
Citigroup	09/14/22	ILS	46,122	USD	13,465	(437)
Citigroup	09/14/22	USD	118,443	CAD	152,745	(1,828)
Citigroup	09/14/22	KRW	50,329,350	USD	38,362	787
Deutsche Bank	09/08/22	USD	1,749	CHF	1,697	(9)
Deutsche Bank	09/14/22	USD	3,543	CAD	4,560	(61)
Goldman Sachs	09/08/22	USD	6,160	JPY	850,867	(19)
Goldman Sachs	09/08/22	JPY	706,283	USD	5,164	66
Goldman Sachs	09/14/22	USD	2,384	AUD	3,360	(80)
Goldman Sachs	09/14/22	NOK	74,805	USD	7,786	244
Goldman Sachs	09/14/22	CNY	193,773	USD	28,704	533
HSBC	09/08/22	USD	3,208	JPY	444,507	—
HSBC	09/09/22	USD	1,759	HUF	721,000	41
HSBC	09/09/22	HUF	3,057,353	USD	7,575	(58)
HSBC	09/14/22	USD	1,912	INR	152,964	9
HSBC	09/14/22	HKD	13,974	USD	1,783	1
HSBC	09/14/22	HKD	14,944	USD	1,905	—
HSBC	09/14/22	CNY	47,889	USD	7,092	130
HSBC	09/14/22	CNY	23,987	USD	3,471	(17)
JPMorgan Chase Bank	09/08/22	JPY	356,823	USD	2,663	88
JPMorgan Chase Bank	09/14/22	CAD	4,531	USD	3,485	26
Morgan Stanley	09/08/22	USD	18,226	CHF	17,831	53
Morgan Stanley	09/08/22	JPY	840,221	USD	6,191	127
Morgan Stanley	09/14/22	USD	2,626	CNY	18,146	12
Morgan Stanley	09/14/22	CAD	2,971	USD	2,309	40
Morgan Stanley	09/14/22	USD	3,504	GBP	2,990	(20)
Morgan Stanley	09/14/22	USD	8,829	MXN	183,093	229
Morgan Stanley	09/14/22	BRL	28,061	USD	5,538	166
RBS	09/08/22	USD	3,614	CHF	3,428	(100)
RBS	09/14/22	CAD	5,262	USD	4,074	56
RBS	09/14/22	GBP	13,624	USD	16,191	318
RBS	09/14/22	SEK	20,008	USD	1,976	92
Standard Bank	09/14/22	USD	1,821	INR	145,305	4
Standard Bank	09/14/22	USD	1,819	INR	144,704	(2)

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

World Equity Ex-US Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Standard Bank	09/14/22	CNY	54,139	USD	7,889	$18
Standard Chartered	09/14/22	KRW	5,973,054	USD	4,548	89
UBS	09/08/22	USD	2,035	JPY	281,380	(4)
UBS	09/08/22	CHF	4,446	USD	4,671	113
UBS	09/08/22	USD	5,389	CHF	5,126	(134)
UBS	09/08/22	JPY	651,876	USD	4,926	221
UBS	09/14/22	USD	5,759	SEK	58,676	(234)
UBS	09/14/22	USD	49,242	AUD	71,281	(353)
						$1,192

Percentages are based on Net Assets of $7,828,000 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2022.
†	Investment in Affiliated Security.
‡‡	Expiration date not available.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Certain securities or partial positions of certain securities are on loan at August 31, 2022. The total market value of securities on loan at August 31, 2022 was $16,472 ($ Thousands).
(C)	No interest rate available.
(D)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of August 31, 2022 was $13,969 ($ Thousands).

ACWI — All Country World Index
ADR — American Depositary Receipt
AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CHF — Swiss Franc
Cl — Class
CNY — Chinese Yuan Onshore
EAFE — Europe, Australasia and Far East
ESG — Environmental, Social and Governance
ETF — Exchange-Traded Fund
EUR — Euro
FTSE— Financial Times Stock Exchange
GBP — British Pound Sterling
GDR — Global Depositary Receipt
HKD — Hong Kong Dollar
HUF — Hungarian Forint
ILS — Israeli New Sheckels
INR — Indian Rupee
JPY — Japanese Yen
KRW — Korean Won
LP — Limited Partnership
Ltd. — Limited
MSCI — Morgan Stanley Capital International
MXN — Mexican Peso
NOK — Norwegian Krone
NVDR — Non-Voting Depositary Receipt
PJSC — Public Joint-Stock Company
PLC — Public Limited Company
S&P— Standard & Poor's
SEK — Swedish Krona

SGD — Singapore Dollar
SPI — Share Price Index
TOPIX — Tokyo Price Index
TSX — Toronto Stock Exchange
USD — U.S. Dollar
ZAR — South African Rand

The following is a summary of the level of inputs used as of August 31, 2022, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)		Total ($)
Common Stock	7,197,696	52,855	–	^	7,250,551
Preferred Stock	71,076	–	–		71,076
Exchange Traded Funds	41,748	–	–		41,748
Rights	–	–	–	^	–
Affiliated Partnership	–	13,969	–		13,969
Cash Equivalent	229,047	–	–		229,047
Total Investments in Securities	7,539,567	66,824	–	^	7,606,391

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	2,933	–	–	2,933
Unrealized Depreciation	(1,473)	–	–	(1,473)
Forwards Contracts*
Unrealized Appreciation	–	6,049	–	6,049
Unrealized Depreciation	–	(4,857)	–	(4,857)
Total Other Financial Instruments	1,460	1,192	–	2,652

(1) A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^ Securities market value less than $500.

*	Futures contracts and forward contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

World Equity Ex-US Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2022 ($ Thousands):

Security Description	Value 5/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 8/31/2022	Shares	Income	Capital Gains
SEI Liquidity Fund, LP	$109,095	$122,362	$(217,488)	$(3)	$3	$13,969	13,960,373	$383	$—
SEI Daily Income Trust, Government Fund, Cl F	182,384	283,893	(237,230)	—	—	229,047	229,046,868	669	—
Totals	$291,479	$406,255	$(454,718)	$(3)	$3	$243,016		$1,052	$—

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Screened World Equity Ex-US Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 93.5%
Australia — 4.2%
AIC Mines Ltd *	24,992	$9
Ansarada Group Ltd *	7,744	9
Aristocrat Leisure Ltd	3,081	75
Bathurst Resources Ltd *	13,502	9
BGP Holdings *(A)	4,500	–
BHP Group Ltd	26,907	736
BlueScope Steel Ltd	33,687	379
ClearView Wealth Ltd/Australia	18,183	9
Computershare Ltd	27,116	453
Endeavour Group Ltd/Australia	53,280	264
Enero Group Ltd	5,703	12
GR Engineering Services Ltd	49,227	80
Grange Resources Ltd	28,832	17
Image Resources NL	124,190	12
Lynas Rare Earths Ltd *	18,384	110
Macmahon Holdings Ltd	286,343	33
Macquarie Group Ltd	1,860	223
Mader Group Ltd	10,186	20
Mineral Resources Ltd	8,269	353
MMA Offshore Ltd *	26,297	12
MotorCycle Holdings Ltd	7,917	13
NZME Ltd	20,554	16
OM Holdings Ltd	113,500	52
Orica Ltd	981	10
Qantas Airways Ltd *	411,288	1,481
ReadyTech Holdings Ltd *	14,039	29
Ridley Corp Ltd	37,248	53
Shaver Shop Group Ltd	20,315	16
South32 Ltd	239,012	659
Sunland Group Ltd	12,739	22
Symbio Holdings Ltd	6,873	18
Vulcan Steel Ltd	5,911	32
WiseTech Global Ltd	13,107	519
Zimplats Holdings Ltd	484	9
		5,744

Austria — 0.6%
ANDRITZ AG	2,906	134
Erste Group Bank AG	2,640	59
Frequentis AG	188	6
OMV AG	8,804	355
Palfinger AG	1,847	48
Strabag SE	389	15
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,445	34
Wienerberger AG	9,182	215
		866

Belgium — 0.1%
Ion Beam Applications	1,530	27
Jensen-Group NV	345	10

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Van de Velde NV	1,911	$68
		105

Brazil — 2.1%
Banco Bradesco SA ADR	101,049	367
CPFL Energia SA	181,400	1,234
Gerdau SA ADR	41,734	188
JBS SA	72,100	412
Marfrig Global Foods SA	46,300	118
Petroleo Brasileiro SA ADR	28,213	403
Yara International ASA	3,292	139
		2,861

Canada — 4.5%
Amerigo Resources Ltd	54,300	44
Atco Ltd/Canada, Cl I	900	32
Bonterra Energy Corp *	22,600	152
BRP Inc	4,871	339
Canadian Natural Resources Ltd	5,200	286
Canfor Corp *	17,300	340
Dollarama Inc	9,304	568
E-L Financial Corp Ltd, Cl L	100	72
Finning International Inc	19,000	411
Gear Energy Ltd	32,300	31
Hammond Power Solutions Inc, Cl A	5,300	71
High Liner Foods Inc	2,100	22
Home Capital Group Inc, Cl B	16,400	350
InPlay Oil Corp *	15,100	43
Lucara Diamond Corp *	31,055	15
Medical Facilities Corp	2,500	19
Melcor Developments Ltd	565	5
Molson Coors Canada Inc, Cl B	600	31
National Bank of Canada	6,402	425
North West Co Inc/The	13,800	359
Nutrien Ltd	4,200	387
NuVista Energy Ltd *	14,249	117
PHX Energy Services Corp	12,429	59
Pieridae Energy Ltd *	1,259	1
Pipestone Energy Corp *	3,400	13
Pizza Pizza Royalty Corp	2,700	27
Polaris Renewable Energy Inc	1,719	25
Russel Metals Inc	3,100	67
SNC-Lavalin Group Inc	52,500	1,019
Toromont Industries Ltd	5,323	413
Total Energy Services Inc	7,500	42
Trilogy Metals Inc *	13,000	8
Uni-Select Inc *	1,000	28
WSP Global Inc	2,250	269
		6,090

China — 7.6%
Agricultural Bank of China Ltd, Cl H	94,000	31
Alibaba Group Holding Ltd ADR *	3,614	345

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Bank of China Ltd, Cl H	240,000	$84
BYD Co Ltd, Cl H	6,000	185
China CITIC Bank Corp Ltd, Cl H	166,000	71
China Coal Energy Co Ltd, Cl H	123,000	109
China Construction Bank Corp, Cl H	1,288,000	796
China Index Holdings Ltd ADR *	7,150	7
China Resources Land Ltd	210,000	860
Industrial & Commercial Bank of China Ltd, Cl H	1,251,000	635
JD.com Inc, Cl A *	7,790	246
Kunlun Energy Co Ltd	88,000	77
Lenovo Group Ltd	240,000	198
Li Ning Co Ltd	39,500	360
LONGi Green Energy Technology Co Ltd, Cl A *	154,608	1,140
Midea Group Co Ltd, Cl A	140,600	1,079
Nestle SA	3,550	416
Oppein Home Group Inc, Cl A	44,163	834
PetroChina Co Ltd, Cl H	944,000	439
PICC Property & Casualty Co Ltd	300,000	324
Ping An Insurance Group Co of China Ltd, Cl H	2,500	15
SITC International Holdings Co Ltd	91,000	231
Tencent Holdings Ltd	10,800	446
Topsports International Holdings Ltd	879,000	694
Xinyi Glass Holdings Ltd	326,000	602
		10,224

Denmark — 3.0%
AP Moller - Maersk A/S, Cl B	157	377
Coloplast A/S, Cl B	2,103	241
Demant A/S *	10,451	322
DSV A/S	2,886	427
Genmab A/S *	2,998	1,068
Novo Nordisk A/S, Cl B	14,866	1,590
Sparekassen Sjaelland-Fyn A/S	563	12
		4,037

Egypt — 0.1%
Abou Kir Fertilizers & Chemical Industries	62,600	82
Orascom Construction PLC	7,614	25
		107

Finland — 0.2%
Alma Media Oyj	1,111	11
Consti Oyj	934	9
Sampo Oyj, Cl A	5,154	233
		253

France — 5.8%
Adlpartner SACA	321	10
BNP Paribas SA	6,541	304
Carrefour SA	15,625	261
Cast SA *	4,876	37

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cie de Saint-Gobain	23,595	$951
Clasquin	337	20
Criteo SA ADR *	1,324	36
Dassault Systemes SE	5,700	220
EssilorLuxottica SA	1,663	248
Fnac Darty SA	353	12
GL Events *	2,060	35
Groupe SFPI	6,521	16
Guerbet	864	17
Haulotte Group SA	3,874	13
Legrand SA	4,420	320
LVMH Moet Hennessy Louis Vuitton SE	1,546	998
Pernod Ricard SA	2,761	507
Poujoulat	140	13
Remy Cointreau SA	1,259	234
Sanofi	9,430	771
Sartorius Stedim Biotech	866	317
Sodexo SA	18,077	1,383
SPIE SA	416	9
Thales SA	1,890	228
Vente-Unique.Com SA *	2,529	19
Vetoquinol SA	206	24
Worldline SA/France *	19,406	832
		7,835

Germany — 4.1%
Bastei Luebbe AG	2,568	16
Bayer AG	14,675	776
Bijou Brigitte AG *	437	14
Carl Zeiss Meditec AG	1,255	156
CENIT AG	619	9
Clearvise AG *	4,156	12
Deutsche Bank AG	27,661	231
Deutsche Boerse AG	2,868	485
Deutsche Telekom AG	18,340	346
DocCheck AG *	330	5
Ecotel Communication AG	483	14
Gesco AG	1,452	37
KSB SE & Co KGaA	47	18
Mercedes-Benz Group AG	6,603	371
Merck KGaA	3,586	616
QIAGEN NV *	877	40
Rheinmetall AG	4,282	680
RWE AG	20,794	794
SAP SE	4,104	350
Scout24 SE	6,820	393
Wacker Chemie AG	1,460	208
		5,571

Greece — 0.0%
Piraeus Port Authority SA	1,814	28

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Thrace Plastics Holding and Co	3,225	$14
		42

Hong Kong — 2.5%
361 Degrees International Ltd *	81,000	41
AIA Group Ltd	69,800	672
Analogue Holdings Ltd	242,000	42
Build King Holdings Ltd	229,010	22
China Boqi Environmental Holding Co Ltd	148,000	19
Chuang's China Investments Ltd	180,000	10
CPMC Holdings Ltd	31,000	13
Goodbaby International Holdings Ltd *	215,000	22
Inner Mongolia Yitai Coal Co Ltd, Cl H	31,000	45
Johnson Electric Holdings Ltd	19,000	23
Launch Tech Co Ltd, Cl H *	77,500	27
Lee's Pharmaceutical Holdings Ltd	130,500	31
Midland Holdings Ltd *	468,304	41
Nameson Holdings Ltd	94,000	5
Orient Overseas International Ltd	13,500	376
PAX Global Technology Ltd	137,000	131
Plover Bay Technologies Ltd	64,000	20
Road King Infrastructure Ltd	58,000	31
Samson Holding Ltd	185,000	9
Samsonite International SA *	556,630	1,361
Shenguan Holdings Group Ltd	1,084,000	47
Stella International Holdings Ltd	34,500	40
Sundart Holdings Ltd	274,000	13
Techtronic Industries Co Ltd	13,000	153
Texwinca Holdings Ltd	629,257	112
Tianjin Development Holdings Ltd	58,000	12
Time Watch Investments Ltd *	263,233	15
TK Group Holdings Ltd	30,000	7
YTO Express Holdings Ltd	84,000	26
		3,366

Hungary — 0.0%
MOL Hungarian Oil & Gas PLC	6,055	41
Waberer's International Nyrt *	2,121	12
		53

India — 2.1%
Andhra Sugars Ltd/The	29,055	53
Coal India Ltd	5,853	17
DB Corp Ltd	22,324	29
Dwarikesh Sugar Industries Ltd	162,953	196
Forbes & Co Ltd *	596	6
GHCL Ltd	17,444	130
Gulf Oil Lubricants India Ltd	11,462	69
HDFC Bank Ltd ADR	10,402	635
IIFL Securities Ltd	43,051	38
ITC Ltd	47,330	189
Jagran Prakashan Ltd	11,086	9
Kirloskar Pneumatic Co Ltd	6,648	46

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Orient Cement Ltd	70,124	$105
PTC India Ltd	19,285	20
Reliance Industries Ltd	12,620	413
Tech Mahindra Ltd	68,299	910
Visaka Industries Ltd	2,977	23
		2,888

Indonesia — 1.4%
ABM Investama Tbk PT	82,600	15
Adira Dinamika Multi Finance Tbk PT	44,200	24
Alam Sutera Realty Tbk PT *	2,227,500	27
Arwana Citramulia Tbk PT	245,900	15
Asahimas Flat Glass Tbk PT	33,200	13
Astra Otoparts Tbk PT	317,300	27
Asuransi Tugu Pratama Indonesia Tbk PT	89,700	14
Austindo Nusantara Jaya Tbk PT	198,800	11
Bank Danamon Indonesia Tbk PT	164,900	29
Bank OCBC Nisp Tbk PT	220,300	11
Bank Rakyat Indonesia Persero Tbk PT	812,200	237
Baramulti Suksessarana Tbk PT	143,400	42
Bayan Resources Tbk PT	10,700	46
BISI International Tbk PT	370,703	34
Blue Bird Tbk PT	262,100	24
Bukit Asam Tbk PT	987,000	282
Cisadane Sawit Raya Tbk PT	517,300	23
Delta Djakarta Tbk PT	36,800	10
Elnusa Tbk PT	4,519,600	97
Hexindo Adiperkasa Tbk PT	44,000	19
Indika Energy Tbk PT	774,800	150
Indo-Rama Synthetics Tbk PT	19,800	10
Jasa Armada Indonesia Tbk PT	995,800	20
Mandala Multifinance Tbk PT	272,500	29
Mitrabahtera Segara Sejati Tbk PT *	409,600	28
Mitrabara Adiperdana Tbk PT	36,000	20
Nippon Indosari Corpindo Tbk PT	179,000	16
Pelita Samudera Shipping Tbk PT	866,400	36
Prima Andalan Mandiri Tbk PT	48,500	22
Resource Alam Indonesia Tbk PT	291,900	12
Salim Ivomas Pratama Tbk PT	631,500	19
Samudera Indonesia Tbk PT	129,698	23
Telkom Indonesia Persero Tbk PT	689,200	211
Tunas Baru Lampung Tbk PT	296,000	15
United Tractors Tbk PT	99,800	227
		1,838

Ireland — 0.2%
Greencore Group PLC *	196,128	194
James Hardie Industries PLC	729	17
		211

Israel — 2.5%
Almogim Holdings Ltd	6,574	15
Bank Hapoalim BM	30,514	317

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Bank Leumi Le-Israel BM	56,837	$602
Carasso Motors Ltd	11,399	72
Check Point Software Technologies Ltd *	18,747	2,254
ICL Group Ltd	9,438	90
Ilex Medical Ltd	2,134	51
ZIM Integrated Shipping Services Ltd	970	35
		3,436

Italy — 2.9%
Eni SpA	59,434	703
Gefran SpA	2,700	24
Prysmian SpA	42,913	1,318
Stellantis NV	16,236	216
Tenaris SA	21,723	297
TXT e-solutions SpA *	3,867	44
UniCredit SpA	131,686	1,289
		3,891

Japan — 9.7%
AGS Corp	1,700	9
Ainavo Holdings Co Ltd	2,175	15
Asahi Group Holdings Ltd	44,400	1,492
Asahi Kogyosha Co Ltd	1,200	17
Asia Air Survey Co Ltd	2,300	14
Atled Corp	1,100	15
Avant Corp	2,400	26
Bandai Namco Holdings Inc	3,200	241
Business Brain Showa-Ota Inc	3,300	38
Capcom Co Ltd	2,746	75
Central Security Patrols Co Ltd	800	14
Chilled & Frozen Logistics Holdings Co Ltd	1,500	13
Chiyoda Integre Co Ltd *	1,200	19
Daiichi Sankyo Co Ltd	8,500	256
Daiken Medical Co Ltd	2,800	10
Digital Arts Inc	1,100	51
DKK-Toa Corp	1,500	9
Earth Corp	1,800	71
E-Guardian Inc *	2,900	63
en Japan Inc	1,400	24
Enshu Truck Co Ltd	600	11
Entrust Inc	2,800	13
Fixstars Corp	2,800	25
FTGroup Co Ltd	3,800	25
Fujitsu Ltd	1,900	224
Gecoss Corp	1,500	9
GL Sciences Inc	1,100	19
Hitachi Ltd	39,300	1,968
Hokkaido Gas Co Ltd *	2,900	34
Hokuriku Gas Co Ltd	500	11
Hotland Co Ltd	5,400	51
IHI Corp	11,100	297
Infomart Corp	17,300	52
IR Japan Holdings Ltd	700	13

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
IwaiCosmo Holdings Inc	1,700	$15
Iwaki Co Ltd	2,600	23
Japan Exchange Group Inc	24,400	364
JMS Co Ltd	4,800	19
Kanefusa Corp	2,300	13
Keyence Corp	500	188
Kimura Unity Co Ltd	2,700	16
Kita-Nippon Bank Ltd/The	1,200	15
Konoike Transport Co Ltd	2,100	20
Kozo Keikaku Engineering Inc	500	10
Kyowa Electronic Instruments Co Ltd	9,800	24
Lasertec Corp	1,700	236
Marubeni Corp	37,500	392
Matching Service Japan Co Ltd	2,300	13
Meiji Electric Industries Co Ltd	1,100	8
Meiko Network Japan Co Ltd	8,800	38
Mimaki Engineering Co Ltd	2,300	11
Nicca Chemical Co Ltd	1,500	9
Nihon Trim Co Ltd	1,900	34
Nippon Telegraph & Telephone Corp	21,840	593
NJS Co Ltd	1,900	27
OBIC Business Consultants Co Ltd	1,000	36
Optim Corp *	7,000	44
ORIX Corp	89,500	1,474
Oro Co Ltd	4,200	53
Otsuka Holdings Co Ltd	400	13
Pasco Corp	1,300	12
Persol Holdings Co Ltd	3,000	60
Pigeon Corp	7,100	106
Pronexus Inc	1,200	9
Recruit Holdings Co Ltd	10,100	322
Riken Technos Corp	9,200	34
Santec Corp	1,000	20
Shimano Inc	1,200	213
Shin-Etsu Chemical Co Ltd	1,400	163
SHL-Japan Ltd	100	2
Showa Denko KK	56,500	870
SK-Electronics Co Ltd	6,400	65
SMK Corp	1,200	21
SMS Co Ltd *	13,100	299
Sompo Holdings Inc	6,400	275
Sony Group Corp	2,200	175
Space Co Ltd	7,200	44
ST Corp	1,500	17
Step Co Ltd	2,500	33
Sun Corp	800	14
Tayca Corp	1,300	12
Toei Animation Co Ltd	3,400	311
Toho Co Ltd/Kobe	1,100	11
Tokio Marine Holdings Inc	10,600	589
Tonami Holdings Co Ltd	600	16
Totoku Electric Co Ltd	700	11

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Toyo Machinery & Metal Co Ltd	1,800	$8
Trend Micro Inc/Japan *	100	6
Tsubakimoto Kogyo Co Ltd	700	19
UNITED Inc/Japan	4,800	52
ValueCommerce Co Ltd	2,600	48
Wantedly Inc *	700	11
Workman Co Ltd	4,300	172
Xebio Holdings Co Ltd	8,900	62
YAMADA Consulting Group Co Ltd	2,100	19
ZIGExN Co Ltd	29,400	71
		13,084

Luxembourg — 0.0%
Eurofins Scientific SE	1,003	69
Malaysia — 0.6%
Allianz Malaysia Bhd	15,800	46
Berjaya Food Bhd	37,100	34
Bermaz Auto Bhd	75,200	30
CB Industrial Product Holding Bhd	175,800	52
Chin Well Holdings Bhd	65,400	26
DKSH Holdings Malaysia Bhd	30,600	31
Favelle Favco Bhd	25,000	10
Gas Malaysia Bhd	36,400	28
Innoprise Plantations Bhd	116,300	41
Kim Loong Resources Bhd	164,100	62
Lingkaran Trans Kota Holdings Bhd	19,100	21
Matrix Concepts Holdings Bhd	20,800	10
MKH Bhd	99,700	28
Nestle Malaysia Bhd	1,300	39
Padini Holdings Bhd	63,800	48
Petronas Chemicals Group Bhd	23,600	46
Power Root Bhd	61,400	25
Scicom MSC Bhd	60,700	14
Sime Darby Plantation Bhd	154,500	154
Sports Toto Bhd	48,300	19
Taliworks Corp Bhd	347,900	72
TH Plantations Bhd	64,800	8
United Malacca Bhd	6,900	8
		852

Mexico — 0.3%
Cia Minera Autlan SAB de CV	13,434	11
Ternium SA ADR	6,024	185
Wal-Mart de Mexico SAB de CV	52,000	171
		367

Netherlands — 5.0%
Adyen NV *	159	245
Argenx SE ADR *	400	151
ASML Holding NV	2,195	1,072
Brunel International NV	3,087	29
EXOR NV	146	9
Heineken Holding NV	2,924	208

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Heineken NV	423	$38
ING Groep NV	96,871	850
NN Group NV	52,728	2,168
OCI NV	11,806	444
SNS Reaal *(A)	1,762	–
Universal Music Group NV	16,732	332
Wolters Kluwer NV	11,934	1,168
		6,714

New Zealand — 0.1%
Briscoe Group Ltd	10,569	34
Mainfreight Ltd	247	11
PGG Wrightson Ltd *	3,979	12
Rakon Ltd *	49,213	39
Steel & Tube Holdings Ltd	53,444	50
		146

Norway — 1.3%
Aker BP ASA	4,482	157
AutoStore Holdings Ltd *	76,305	101
Belships ASA	40,259	60
Equinor ASA	22,223	864
Gjensidige Forsikring ASA	14,879	302
Mowi ASA	9,010	185
Wallenius Wilhelmsen ASA, Cl B	4,163	23
Western Bulk Chartering AS	6,344	26
Wilh Wilhelmsen Holding ASA, Cl B	397	8
Wilson ASA	2,535	18
		1,744

Peru — 0.0%
Empresa Siderurgica del Peru SAA	28,617	12
Philippines — 0.0%
Ginebra San Miguel Inc	5,020	10
LT Group Inc	115,700	18
Semirara Mining & Power Corp, Cl A	60,100	44
		72

Poland — 0.5%
AB SA	1,137	9
Arctic Paper SA	9,241	38
ComArch SA	1,972	68
Industrial Milk Co	3,552	13
Lubelski Wegiel Bogdanka SA	23,362	246
PKP Cargo SA *	14,365	40
Polimex-Mostostal SA *	87,491	57
Polskie Gornictwo Naftowe i Gazownictwo SA *	9,986	12
Stalprodukt SA	672	34
Tim SA/Siechnice	8,326	48
Toya SA	7,583	8
Unimot SA *	1,772	25
Votum SA	3,349	30
VRG SA	9,417	7

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Wielton SA	10,402	$13
		648

Portugal — 0.1%
Navigator Co SA/The	10,511	42
Sonae SGPS SA	60,672	61
		103

Qatar — 0.7%
Commercial Bank PSQC	86,683	174
Industries Qatar QSC	63,419	316
Ooredoo QPSC	146,969	366
Qatar National Cement Co QSC	35,899	49
		905

Singapore — 0.8%
Boustead Singapore Ltd	35,165	23
BRC Asia Ltd	77,500	94
Bumitama Agri Ltd	39,200	18
Delfi Ltd	31,900	18
Geo Energy Resources Ltd	192,600	53
HRnetgroup Ltd	61,100	33
Jardine Cycle & Carriage Ltd	11,800	277
Pacific Century Regional Developments Ltd	56,000	19
Samudera Shipping Line Ltd	78,200	56
Sing Investments & Finance Ltd	21,700	23
STMicroelectronics NV	12,395	432
Tiong Seng Holdings Ltd	7,037	1
		1,047

South Africa — 1.1%
Blue Label Telecoms Ltd *	223,016	82
Clicks Group Ltd	25,581	447
Combined Motor Holdings Ltd	9,481	16
Mpact Ltd	10,639	18
Ninety One Ltd	9,910	22
Sappi Ltd *	46,269	124
Shoprite Holdings Ltd	13,554	185
Thungela Resources Ltd	18,798	361
Vodacom Group Ltd	31,613	234
		1,489

South Korea — 3.1%
Coway Co Ltd	12,488	592
Crown Haitai Holdings Co Ltd	6,658	36
Dongwon F&B Co Ltd	1,867	216
Dongwon Industries Co Ltd	327	55
Eusu Holdings Co Ltd	11,497	56
Hana Financial Group Inc	13,036	380
Hansol Holdings Co Ltd	13,363	34
Hitejinro Holdings Co Ltd	1,571	14
KB Financial Group Inc	406	15
Kia Corp	2,222	133
Korea District Heating Corp	664	16
LG Electronics Inc	5,983	448

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
LX INTERNATIONAL CORP	5,003	$161
Maeil Holdings Co Ltd	10,365	69
Mirae Asset Life Insurance Co Ltd	4,310	10
Multicampus Co Ltd	530	14
Sajodaerim Corp	1,514	31
Samsung Electronics Co Ltd	1,577	70
Samsung Electronics Co Ltd GDR	1,188	1,299
SeAH Holdings Corp	282	24
SGC e Tec E&C Co Ltd	1,860	70
Shinhan Financial Group Co Ltd	16,583	449
		4,192

Spain — 0.6%
Industria de Diseno Textil SA	35,649	770
Sweden — 1.1%
Assa Abloy AB, Cl B	19,762	401
B3 Consulting Group AB	2,485	32
FM Mattsson Mora Group AB, Cl B	1,866	11
Hexagon AB, Cl B	37,664	386
Rottneros AB	9,775	12
Skandinaviska Enskilda Banken AB, Cl A	30,413	304
Telefonaktiebolaget LM Ericsson, Cl B	46,193	346
		1,492

Switzerland — 3.0%
Kuehne + Nagel International AG	2,144	496
Lonza Group AG	576	308
Novartis AG	2,370	192
Partners Group Holding AG	572	553
Roche Holding AG	4,099	1,323
Sonova Holding AG	1,584	418
Straumann Holding AG	3,210	352
Swatch Group AG/The, Cl B	1,686	410
		4,052

Taiwan — 1.9%
104 Corp	2,000	13
Asia Tech Image Inc	14,000	25
Axiomtek Co Ltd	4,000	7
Chien Kuo Construction Co Ltd	46,000	19
eGalax_eMPIA Technology Inc	9,000	19
Evergreen Marine Corp Taiwan Ltd	58,000	166
General Plastic Industrial Co Ltd	16,000	16
Hon Hai Precision Industry Co Ltd	221,000	787
Insyde Software Corp	18,000	45
Ju Teng International Holdings Ltd	59,000	13
Lida Holdings Ltd	13,000	13
Realtek Semiconductor Corp	23,000	258
Rich Honour International Designs Co Ltd	11,000	16
Taiwan Semiconductor Manufacturing Co Ltd	39,000	638

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Taiwan Semiconductor Manufacturing Co Ltd ADR	7,195	$600
		2,635

Thailand — 3.3%
Airports of Thailand PCL *	90,100	180
Bangkok Bank PCL	12,400	47
Bangkok Life Assurance PCL	92,400	90
Haad Thip PCL	24,600	22
Indorama Ventures PCL NVDR	80,200	95
Kang Yong Electric PCL	1,600	14
Kasikornbank PCL NVDR	45,100	190
Ladprao General Hospital PCL	109,600	17
Lanna Resources PCL	410,900	269
Minor International PCL *	1,161,400	1,083
Netbay PCL	42,700	32
PTT Global Chemical PCL	91,800	119
PTT Global Chemical PCL NVDR	213,900	278
PTT PCL NVDR	33,000	34
Ratchaphruek Hospital PCL	177,100	32
SCB X PCL	606,000	1,832
Srivichai Vejvivat PCL	91,400	24
Thai Oil PCL NVDR	23,100	38
Thai Stanley Electric PCL	10,300	48
Thantawan Industry PCL	8,900	11
Univanich Palm Oil PCL	158,800	32
		4,487

Turkey — 0.0%
Agesa Hayat ve Emeklilik AS *	26,486	34
Yapi ve Kredi Bankasi AS	30,967	12
		46

United Arab Emirates — 0.1%
Abu Dhabi Aviation Co	10,953	16
Abu Dhabi National Insurance Co PSC	12,018	20
Air Arabia PJSC	41,698	25
Emaar Properties PJSC	22,199	37
Ras Al Khaimah Ceramics	55,449	45
		143

United Kingdom — 12.7%
Accenture PLC, Cl A	1,943	560
Anglo American PLC	283	9
Aon PLC, Cl A	2,649	740
AstraZeneca PLC	3,192	395
Atlassian Corp PLC, Cl A *	2,146	531
BAE Systems PLC	34,214	309
Breedon Group PLC	132,876	92
Cerillion PLC	3,698	39
Chesnara PLC	11,116	39
CNH Industrial NV	30,726	374
Compass Group PLC	11,050	238
ConvaTec Group PLC	365,395	923

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Dechra Pharmaceuticals PLC	7,006	$284
Diageo PLC	12,006	523
Diploma PLC	4,601	134
DS Smith PLC	10,313	32
Entain PLC	46,661	688
Exillon Energy PLC *	4,819	–
Ferrexpo PLC	7,137	12
Glencore PLC	150,342	823
Gresham Technologies PLC	9,760	17
GSK PLC	14,044	225
GSK PLC ADR	10,854	353
Gulf Keystone Petroleum Ltd	17,361	49
Haleon PLC *	17,555	53
Haleon PLC ADR *	13,568	81
Hargreaves Services PLC	9,576	50
Impellam Group PLC *	3,091	17
Informa PLC	217,491	1,378
InterContinental Hotels Group PLC	4,430	241
Intertek Group PLC	6,409	295
Investec PLC	72,074	348
Kitwave Group PLC	1,068	2
Linde PLC	964	271
London Stock Exchange Group PLC	4,431	416
Macfarlane Group PLC	19,861	25
Man Group PLC/Jersey	39,857	113
Mears Group PLC	19,138	47
Melrose Industries PLC	372,037	588
Mercia Asset Management PLC	54,167	18
Morgan Sindall Group PLC	2,919	58
NatWest Group PLC	599,941	1,715
Ninety One PLC	12,821	30
Nomad Foods Ltd *	66,234	1,172
Norcros PLC	15,712	39
NWF Group PLC	8,792	24
Petra Diamonds Ltd *	35,674	41
Prudential PLC	21,781	229
RELX PLC	24,994	654
Robert Walters PLC	4,945	30
Shell PLC	58,484	1,550
SSE PLC	12,130	233
XPS Pensions Group PLC	9,227	15
		17,122

United States — 3.6%
Axalta Coating Systems Ltd *	37,192	958
Berry Global Group Inc *	12,146	660
Cognex Corp	14,115	594
Gentex Corp	22,827	623
Globant SA *	1,227	259
Inmode Ltd *	5,493	176
Philip Morris International Inc	4,248	406
QIAGEN NV *	11,962	543

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sensata Technologies Holding PLC	17,514	$705
		4,924

Total Common Stock
(Cost $133,887) ($ Thousands)		126,533

EXCHANGE TRADED FUND — 0.8%
United States — 0.8%
iShares MSCI ACWI ex US ETF	22,260	985
Total Exchange Traded Fund
(Cost $1,041) ($ Thousands)		985

PREFERRED STOCK — 0.7%
Brazil — 0.5%
Cia de Saneamento do Parana (B)	184,500	125
Itau Unibanco Holding SA *(B)	63,300	316
Petroleo Brasileiro SA(B)	26,500	170
		611

Germany — 0.2%
Sartorius AG(B)	714	298

Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK (continued)
Total Preferred Stock
(Cost $932) ($ Thousands)		$909

	Number of Rights
RIGHTS — 0.0%
Taiwan — 0.0%
Taishin Financial Holding Co Ltd *‡‡	11,794	–
Total Rights
(Cost $—) ($ Thousands)		–

	Shares
CASH EQUIVALENT — 1.9%
SEI Daily Income Trust, Government Fund, Cl F
1.840%**†	2,609,823	2,610

Total Cash Equivalent
(Cost $2,610) ($ Thousands)		2,610

Total Investments in Securities — 96.9%
(Cost $138,470) ($ Thousands)		$131,037

A list of the open futures contracts held by the Fund at August 31, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
Euro STOXX 50	25	Sep-2022	$962	$885	$(62)
FTSE 100 Index	6	Sep-2022	540	509	(14)
Hang Seng Index	2	Sep-2022	248	252	5
S&P TSX 60 Index	2	Sep-2022	368	356	(10)
SPI 200 Index	2	Sep-2022	239	237	–
TOPIX Index	4	Sep-2022	583	566	(5)
			$2,940	$2,805	$(86)

Percentages are based on Net Assets of $135,294 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2022.
†	Investment in Affiliated Security.
‡‡	Expiration date not available.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	No interest rate available.

ACWI — All Country World Index
ADR — American Depositary Receipt
Cl — Class
ETF — Exchange Traded Fund
FTSE — Financial Times Stock Exchange
GDR — Global Depositary Receipt
Ltd — Limited
MSCI — Morgan Stanley Capital Investments
NVDR — Non-voting depository receipts

PLC — Public Limited Company
QSC — Qatar Joint Stock Company
S&P — Standard & Poor's
SPI — Share Price Index
TOPIX — Tokyo Price Index
TSX — Toronto Stock Exchange

The following is a summary of the level of inputs used as of August 31, 2022, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)		Total ($)
Common Stock	126,533	–	–	^	126,533
Exchange Traded Fund	985	–	–		985
Preferred Stock	909	–	–		909
Rights	–	–	–		–
Cash Equivalent	2,610	–	–		2,610
Total Investments in Securities	131,037	–	–		131,037

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Screened World Equity Ex-US Fund (Concluded)

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	5	–	–	5
Unrealized Depreciation	(91)	–	–	(91)
Total Other Financial Instruments	(86)	–	–	(86)

*	Futures contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

(1) Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^ Securities market value less than $500.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2022 ($ Thousands):

Security Description	Value 5/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2022	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$5,306	$1,836	$(4,532)	$-	$-	$2,610	2,609,823	$14	$-

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

World Select Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 93.0%
Argentina — 0.0%
YPF SA ADR *	1,887	$10
Australia — 0.2%
Australia & New Zealand Banking Group	1,387	22
Challenger Ltd	9,835	42
Commonwealth Bank of Australia	307	20
Computershare Ltd	6,412	107
Fortescue Metals Group Ltd	1,854	23
Goodman Group ‡	1,257	17
GrainCorp Ltd, Cl A	3,124	18
Harvey Norman Holdings Ltd	8,114	23
Incitec Pivot Ltd	32,042	85
Macquarie Group Ltd	257	31
National Australia Bank	2,248	47
SEEK Ltd	537	8
Steadfast Group	18,078	62
Stockland ‡	4,825	12
Suncorp Group Ltd	1,135	8
Telstra Corp Ltd	3,547	10
Wesfarmers Ltd	504	16
Woolworths Group Ltd	490	12
		563

Austria — 0.2%
BAWAG Group	591	27
Erste Group Bank AG	10,636	239
Strabag SE	2,918	112
Verbund AG, Cl A	72	7
Vienna Insurance Group AG Wiener Versicherung Gruppe	6,400	152
		537

Belgium — 0.3%
Ageas SA/NV	2,482	101
Anheuser-Busch InBev SA/NV	10,332	499
Etablissements Franz Colruyt NV	2,100	58
Groupe Bruxelles Lambert SA	86	7
		665

Brazil — 0.4%
Ambev SA	69,173	205
Inter	37,924	155
Iochpe Maxion	43,000	113
JBS SA	40,534	232
Minerva SA/Brazil	37,700	112
Telefonica Brasil SA	10,500	85
TIM SA/Brazil	21,900	50
Zamp *	11,200	17
		969

Canada — 1.1%
Alimentation Couche-Tard	2,005	86
AltaGas Ltd	431	9
Aritzia Inc *	1,426	47

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Bank of Montreal	6,299	$583
Bank of Nova Scotia/The	153	9
Canadian Imperial Bank of Commerce	3,714	176
Canadian Natural Resources Ltd	2,236	123
Canadian Tire Corp Ltd, Cl A	1,280	151
Cenovus Energy	645	12
Cogeco Communications Inc	1,500	92
Colliers International Group Inc	603	71
Franco-Nevada Corp	70	8
Gildan Activewear Inc	3,040	90
Imperial Oil Ltd	553	27
Intact Financial Corp	538	78
Loblaw Cos Ltd	3,226	286
National Bank of Canada	2,475	164
North West Co Inc/The	538	14
Nutrien Ltd	226	21
Russel Metals Inc	1,056	23
Shaw Communications Inc, Cl B	439	11
Sun Life Financial Inc	276	12
Suncor Energy Inc	218	7
TFI International Inc	1,556	156
Thomson Reuters Corp	145	16
Toromont Industries Ltd	97	8
Toronto-Dominion Bank/The	1,640	106
Tourmaline Oil Corp	4,336	257
		2,643

Chile — 0.1%
Cencosud SA	115,754	163
Engie Energia Chile *	14,637	8
Quinenco SA	5,912	15
		186

China — 2.1%
Agricultural Bank of China Ltd, Cl H	694,000	227
Air China Ltd, Cl H	66,000	53
Alibaba Group Holding Ltd *	26,552	317
Baidu Inc ADR *	545	78
Bank of Communications Co Ltd, Cl H	246,000	140
Beijing Jingyuntong Technology, Cl A	145,000	178
Bloomage Biotechnology, Cl A	2,942	61
BYD Co Ltd, Cl H	10,000	308
China Construction Bank Corp, Cl H	663,000	410
China Petroleum & Chemical Corp, Cl H	252,000	119
China Shenhua Energy Co Ltd, Cl H	127,192	399
China United Network Communications, Cl A	522,700	269
Chongqing Changan Automobile, Cl B	34,710	19
Contemporary Amperex Technology Co Ltd, Cl A	2,100	146
COSCO SHIPPING Holdings Co Ltd, Cl A	7,800	16
Fufeng Group	177,226	99

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Industrial & Commercial Bank of China Ltd, Cl H	252,000	$128
JD.com Inc ADR	1,794	114
JD.com Inc, Cl A	350	11
Kingdee International Software Group Co Ltd	4,000	8
Kunlun Energy Co Ltd	12,000	10
Li Auto Inc ADR *	9,191	264
New China Life Insurance Co Ltd, Cl H	40,800	96
PetroChina Co Ltd, Cl H	620,000	288
PICC Property & Casualty Co Ltd	290,000	314
Ping An Insurance Group Co of China Ltd, Cl H	1,500	9
Shaanxi Coal Industry Co Ltd, Cl A	9,800	31
Shenzhen Salubris Pharmaceuticals, Cl A	57,300	212
Shenzhen Senior Technology Material, Cl A	3,900	13
Shenzhou International Group Holdings Ltd	800	8
Tencent Holdings Ltd	8,990	372
Wuxi Autowell Technology, Cl A	699	38
Xinyi Glass Holdings Ltd	38,000	70
Yonghui Superstores, Cl A	326,599	161
		4,986

Czech Republic — 0.1%
CEZ AS	4,476	181
Komercni Banka	7,167	168
		349

Denmark — 0.2%
AP Moller - Maersk A/S, Cl A	4	9
AP Moller - Maersk A/S, Cl B	6	15
Carlsberg AS, Cl B	87	11
Coloplast A/S, Cl B	167	19
Novo Nordisk A/S, Cl B	2,892	310
Novozymes A/S, Cl B	157	9
Scandinavian Tobacco Group A/S	8,800	132
Vestas Wind Systems A/S	492	12
		517

Egypt — 0.0%
Oriental Weavers	19,694	7
Telecom Egypt Co	8,383	7
		14

Estonia — 0.1%
Enefit Green	20,443	93
Tallinna Kaubamaja Grupp AS	4,451	44
		137

Finland — 0.8%
Elisa Oyj, Cl A	223	12
Kesko Oyj, Cl B	605	13
Kone Oyj, Cl B	437	17
Metsa Board Oyj, Cl B	2,909	25
Metso Outotec Oyj	70,558	552

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Neste Oyj	1,040	$51
Nokia Oyj	120,130	606
Orion Oyj, Cl B	276	13
Stora Enso Oyj, Cl R	40,424	602
UPM-Kymmene Oyj	413	14
		1,905

France — 3.2%
Alstom SA	14,346	294
AXA SA	32,812	773
BNP Paribas SA	14,146	658
Bouygues SA	261	8
Bureau Veritas SA	529	13
Capgemini SE	52	9
Carrefour SA	14,400	241
Cie de Saint-Gobain	12,796	516
Cie Generale des Etablissements Michelin SCA	352	9
Credit Agricole SA	1,212	11
Dassault Systemes SE	423	16
Engie SA	685	8
Hermes International	412	528
Kering SA	837	420
Legrand SA	151	11
LVMH Moet Hennessy Louis Vuitton SE	292	188
Orange SA	12,800	130
Pernod Ricard SA	879	161
Publicis Groupe SA	14,827	724
Rexel SA	34,340	558
Sanofi	11,158	913
Sartorius Stedim Biotech	28	10
Societe BIC SA	2,300	131
Stellantis NV	846	11
TotalEnergies SE	22,522	1,141
Veolia Environnement SA	1,013	23
		7,505

Germany — 1.6%
adidas AG	72	11
Allianz SE	4,685	792
Bayerische Motoren Werke AG	3,200	236
Brenntag SE	169	11
Commerzbank AG	17,723	118
Covestro AG	16,566	500
Deutsche Post AG	4,946	181
Deutsche Telekom AG	19,135	361
Hannover Rueck SE	151	22
HeidelbergCement AG	10,721	484
Mercedes-Benz Group	1,927	108
Merck KGaA	55	9
MTU Aero Engines AG	1,409	249
Rheinmetall AG	485	77
RWE AG	309	12

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
SAP SE	6,992	$596
		3,767

Greece — 0.1%
Alpha Services and Holdings SA *	80,409	74
Fourlis Holdings SA	19,206	58
Hellenic Telecommunications Organization SA	517	8
		140

Hong Kong — 0.9%
Beijing Enterprises Holdings Ltd	54,500	162
BOE Varitronix	6,000	14
China Merchants Bank Co Ltd, Cl H	34,000	174
China Power International Development	71,093	40
China Railway Signal & Communication Corp Ltd, Cl H	384,000	121
China State Construction International Holdings Ltd	36,850	42
China Tower, Cl H	1,456,000	182
ENN Energy Holdings Ltd	900	13
Greentown China Holdings Ltd	14,828	28
Guangzhou Automobile Group Co Ltd, Cl H	26,000	22
Hong Kong Exchanges & Clearing Ltd	1,200	48
JNBY Design Ltd	19,999	22
Meituan, Cl B *	22,326	536
New World Development	2,000	6
Nongfu Spring, Cl H	1,600	9
People's Insurance Co Group of China Ltd/The, Cl H	489,000	151
Shenzhen Expressway Co Ltd, Cl H	138,000	121
Shougang Fushan Resources Group Ltd	416,000	132
Sun Hung Kai Properties Ltd	5,000	59
Sunny Optical Technology Group Co Ltd	700	10
Xinyi Solar Holdings Ltd	10,000	14
Yankuang Energy Group, Cl H	26,817	106
Zhongliang Holdings Group	170,500	14
		2,026

Hungary — 0.5%
Magyar Telekom Telecommunications PLC	282,627	239
MOL Hungarian Oil & Gas PLC	42,870	295
Richter Gedeon Nyrt	31,601	635
		1,169

India — 1.5%
Ashok Leyland	6,523	12
Asian Paints Ltd	1,568	66
Bajaj Finance Ltd	106	10
Cholamandalam Investment and Finance	11,224	110
Grasim Industries Ltd	4,366	91
ICICI Bank Ltd	4,085	45
Infosys Ltd	10,849	200
Infosys Ltd ADR	1,094	20

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
ITC Ltd	23,943	$96
Jagran Prakashan Ltd	14,165	11
Jindal Saw Ltd	50,573	55
Jindal Steel & Power Ltd	21,550	116
Karur Vysya Bank Ltd/The	97,586	83
Mahindra & Mahindra Ltd	24,387	396
Motilal Oswal Financial Services	1,486	14
Narayana Hrudayalaya	495	4
NHPC Ltd	462,100	221
NTPC Ltd	45,847	94
Oil & Natural Gas Corp Ltd	121,162	210
Oil India Ltd	63,500	153
Page Industries Ltd	393	250
Power Finance Corp Ltd	118,267	176
PVR Ltd *	6,984	159
REC Ltd	138,183	188
Reliance Industries Ltd	435	14
Shriram Transport Finance Co Ltd	1,279	21
SRF	2,473	78
Steel Authority of India Ltd	266,432	268
Sun Pharmaceutical Industries	4,125	46
Trent	3,173	56
TVS Motor	3,210	39
Varun Beverages Ltd	17,329	224
		3,526

Indonesia — 0.3%
Adaro Energy Indonesia Tbk PT	193,211	46
Astra International Tbk PT	351,435	165
Indofood Sukses Makmur Tbk PT	118,800	50
Kalbe Farma Tbk PT	357,763	40
Matahari Department Store Tbk PT	150,424	39
Mitra Adiperkasa Tbk PT *	726,408	49
Saratoga Investama Sedaya Tbk PT	638,242	114
Telkom Indonesia Persero Tbk PT	317,692	97
		600

Ireland — 0.4%
CRH PLC	21,885	809
James Hardie Industries PLC	831	19
		828

Israel — 0.0%
Bank Leumi Le-Israel BM	11,149	118
Italy — 0.8%
Assicurazioni Generali SpA	637	10
Eni SpA	26,584	314
Hera SpA	46,400	116
Intesa Sanpaolo SpA	313,447	540
Snam SpA	3,202	15
Tenaris SA	754	10
UniCredit SpA	69,273	678

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
UnipolSai Assicurazioni SpA	75,012	$167
		1,850

Japan — 12.5%
Advantest Corp	100	6
AEON Investment Corp ‡	100	113
Aisin Corp	9,800	292
Alps Alpine Co Ltd	20,200	181
Aoyama Trading Co Ltd	11,100	74
Aozora Bank Ltd	5,700	110
Astellas Pharma Inc	700	10
Bandai Namco Holdings Inc	200	15
Canon Inc	22,457	539
Citizen Watch Co Ltd	71,800	307
Cosel Co Ltd	7,300	46
Credit Saison Co Ltd	44,200	557
Dai-ichi Life Holdings Inc	37,000	641
Daiichi Sankyo Co Ltd	1,500	45
Daito Trust Construction Co Ltd	2,701	266
Daiwa House Industry Co Ltd	400	9
DCM Holdings Co Ltd	22,400	166
Dentsu Group	900	29
East Japan Railway Co	6,600	343
Eizo Corp	3,700	101
en Japan	2,100	36
EXEO Group	11,000	169
FANUC Corp	5,200	840
Fuji Media Holdings Inc	18,400	146
FUJIFILM Holdings Corp	4,039	205
Fujikura Ltd	4,264	30
Fujitsu Ltd	200	24
H.U. Group Holdings Inc	3,700	75
Hachijuni Bank Ltd/The	64,500	222
Hirogin Holdings Inc	36,800	162
Hokuetsu Corp	23,700	128
Honda Motor Co Ltd	43,100	1,150
Inpex Corp	1,000	12
Internet Initiative Japan	884	32
Isuzu Motors Ltd	800	10
ITOCHU Corp	1,000	28
Itochu Enex Co Ltd	22,300	175
Japan Lifeline Co Ltd	22,300	162
Japan Tobacco Inc	9,666	164
JFE Holdings Inc	32,500	350
JGC Holdings Corp	40,400	546
JTEKT	44,200	312
Kajima Corp	36,800	388
Kao Corp	18,300	794
KDDI Corp	5,100	156
Kirin Holdings Co Ltd	55,200	911
Komeri Co Ltd	12,300	232
K's Holdings Corp	25,200	233

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kubota	600	$9
Kuraray Co Ltd	33,100	252
KYORIN Holdings Inc	12,900	163
Lixil Corp	600	10
Mabuchi Motor Co Ltd	11,000	313
Macnica Holdings	658	14
Makita Corp	2,300	54
Marubeni Corp	1,900	20
Meitec Corp	6,500	115
Mitsubishi Corp	7,000	230
Mitsubishi Estate Co Ltd	60,800	821
Mitsubishi UFJ Financial Group Inc	86,100	447
Mitsui & Co Ltd	3,368	79
Mitsui High-Tec Inc	305	19
Mizuho Financial Group Inc	18,900	217
Morinaga Milk Industry Co Ltd	5,900	181
MS&AD Insurance Group Holdings Inc	8,800	263
NH Foods Ltd	7,400	212
Nikon Corp	4,382	50
Nippon Steel Corp	60,400	956
Nippon Telegraph & Telephone Corp	8,600	234
Nippon Television Holdings Inc	32,900	280
Nippon Yusen KK	526	40
Nishi-Nippon Financial Holdings Inc	31,300	167
Nitto Denko Corp	333	21
Nomura Holdings Inc	46,000	167
Nomura Research Institute Ltd	526	14
North Pacific Bank Ltd	38,300	64
NSK Ltd	126,400	687
NTT Data Corp	7,451	105
Obayashi Corp	22,100	153
Oji Holdings	12,300	49
Ono Pharmaceutical Co Ltd	600	14
Oriental Land Co Ltd/Japan	100	15
Osaka Gas Co Ltd	500	8
OSG Corp	16,600	229
Otsuka Corp	16,500	535
Panasonic Holdings	1,700	14
Park24 Co Ltd	16,500	236
Rengo Co Ltd	13,700	81
Rohto Pharmaceutical	1,739	52
Ryohin Keikaku Co Ltd	7,100	66
Sawai Group Holdings Co Ltd	6,300	187
Seiko Epson Corp	22,000	346
Seino Holdings	33,100	263
Shimano Inc	1,200	213
SoftBank Group Corp	21,600	857
Sony Group Corp	11,000	876
Stanley Electric	18,400	340
Subaru Corp	6,800	124
Sumitomo Electric Industries Ltd	57,100	655
Sumitomo Heavy Industries Ltd	9,000	189

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sumitomo Mitsui Financial Group Inc	30,600	$925
Sumitomo Mitsui Trust Holdings Inc	22,900	714
Suzuken Co Ltd/Aichi Japan	5,900	142
Takeda Pharmaceutical Co Ltd	22,400	620
Teijin Ltd	12,400	131
Toagosei	12,800	100
Toho Holdings Co Ltd	11,000	146
Tokyo Electron Ltd	1,473	463
Tokyo Gas Co Ltd	47,000	884
Tokyo Ohka Kogyo Co Ltd	149	7
Toray Industries Inc	152,600	873
Toyo Suisan Kaisha Ltd	1,598	66
Toyota Tsusho Corp	400	14
Trusco Nakayama	9,500	133
United Arrows Ltd	7,000	92
UT Group Co Ltd	6,400	128
Wacoal Holdings Corp	10,100	162
Xebio Holdings Co Ltd	9,100	63
Yamada Holdings Co Ltd	82,900	288
Yamaha Motor Co Ltd	3,606	75
		29,274

Luxembourg — 0.2%
ArcelorMittal SA	18,742	445
Malaysia — 0.2%
Evergreen Fibreboard	126,172	14
Heineken Malaysia Bhd	2,900	16
Malaysian Pacific Industries Bhd	1,227	8
Petronas Chemicals Group Bhd	118,396	232
RHB Bank Bhd	130,700	167
Supermax Corp Bhd	383,233	62
Ta Ann Holdings	19,588	18
		517

Mexico — 0.4%
Alpek SAB de CV, Cl A	37,898	52
Alsea SAB de CV *	75,978	138
Arca Continental SAB de CV	7,008	48
Coca-Cola Femsa SAB de CV	9,277	57
Grupo Aeroportuario del Sureste SAB de CV, Cl B	340	7
Grupo Financiero Banorte SAB de CV, Cl O	46,900	277
Ternium SA ADR	7,900	243
Vista Energy ADR *	15,484	153
		975

Netherlands — 1.2%
Aegon NV	3,602	16
Akzo Nobel NV	359	23
APERAM SA	10,471	283
CNH Industrial NV	39,700	486
Heineken NV	239	21
ING Groep NV	61,014	535
Koninklijke Ahold Delhaize NV	34,914	961

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Koninklijke DSM NV	326	$42
Koninklijke Philips NV	377	6
NN Group NV	2,300	95
Prosus NV	4,671	289
Randstad NV	180	8
Wolters Kluwer NV	166	16
		2,781

New Zealand — 0.0%
Spark New Zealand Ltd	2,641	9
Norway — 0.1%
Austevoll Seafood ASA	6,400	69
DNB Bank ASA	501	10
Gjensidige Forsikring ASA	469	9
Mowi ASA	792	16
Norsk Hydro ASA	1,928	13
Orkla ASA	991	8
Telenor ASA	700	8
		133

Pakistan — 0.0%
Habib Bank Ltd	63,667	26
Kot Addu Power Co Ltd	45,000	6
Meezan Bank	9,815	6
		38

Philippines — 0.2%
Aboitiz Power	34,400	19
Alliance Global Group Inc	28,400	5
DMCI Holdings Inc	1,429,880	241
International Container Terminal Services Inc	17,608	57
LT Group Inc	125,400	20
Manila Electric Co	3,950	21
Nickel Asia	365,498	37
		400

Poland — 1.1%
Amica SA	5,355	76
AmRest Holdings *	20,616	87
Bank Handlowy w Warszawie SA	13,410	170
Bank Polska Kasa Opieki SA	23,036	319
Benefit Systems *	776	109
Budimex SA	1,752	94
CAPITEA *	158,863	–
Ciech SA *	12,491	85
ComArch SA	2,742	94
Grupa Azoty SA *	743	5
Grupa Kety SA	2,269	267
LPP	108	195
Powszechna Kasa Oszczednosci Bank Polski SA	106,479	532
Powszechny Zaklad Ubezpieczen SA	58,977	354
Toya SA	73,963	79

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
VRG SA	95,776	$68
Wirtualna Polska Holding	3,900	82
		2,616

Portugal — 0.1%
Jeronimo Martins SGPS SA	5,134	114
REN - Redes Energeticas Nacionais SGPS SA	36,000	95
		209

Romania — 0.4%
Banca Transilvania SA	31,992	132
BRD-Groupe Societe Generale SA	77,937	215
Fondul Proprietatea SA	427,979	174
OMV Petrom SA	3,150,570	310
Sphera Franchise Group	35,121	93
		924

Russia — 0.0%
Detsky Mir PJSC (A)	101,061	–
Gazprom Neft PJSC (A)	7,643	–
Gazprom PJSC (A)	125,045	–
HeadHunter Group PLC ADR (A)	161	–
Inter RAO UES PJSC (A)	2,649,312	–
Magnit PJSC (A)	2,567	–
Magnitogorsk Iron & Steel Works PJSC (A)	26,960	–
MMC Norilsk Nickel PJSC (A)	354	–
PhosAgro PJSC GDR (A)	12,000	–
Rosneft Oil Co PJSC (A)	35,283	–
Sberbank of Russia PJSC (A)	105,050	–
X5 Retail Group NV GDR (A)	10,491	–
		0

Saudi Arabia — 0.3%
Al Rajhi Bank *	589	14
Alinma Bank	8,394	85
Bank AlBilad *	1,268	17
SABIC Agri-Nutrients Co	3,799	175
Sahara International Petrochemical Co	6,480	82
Saudi Arabian Oil Co	29,911	298
Saudi Basic Industries Corp	1,666	44
Saudi Electricity Co	6,790	46
		761

Singapore — 0.2%
Best World International Ltd (A)	24,994	24
DBS Group Holdings Ltd	10,200	238
Jardine Cycle & Carriage Ltd	3,700	87
Sheng Siong Group Ltd	9,641	11
STMicroelectronics NV	474	17
United Overseas Bank Ltd	8,600	168
		545

South Africa — 0.3%
African Rainbow Minerals Ltd	9,557	132
DataTec Ltd	5,397	13

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
KAP Industrial Holdings	107,850	$29
Motus Holdings Ltd	14,880	101
MTN Group Ltd	1,659	12
Old Mutual Ltd	321,959	192
PPC Ltd *	157,631	24
Sappi Ltd	57,456	154
		657

South Korea — 1.7%
BGF retail Co Ltd	58	7
Daewon Pharmaceutical	1,726	21
Daishin Securities Co Ltd	624	7
Daou Data Corp	4,843	44
DB Insurance Co Ltd	380	17
Dentium Co Ltd	2,136	139
Doosan Bobcat Inc	7,148	184
GS Holdings Corp	5,560	191
Hansol Paper	4,237	49
Hyundai Glovis Co Ltd	367	48
Hyundai Motor Co	39	6
JYP Entertainment	143	6
KB Financial Group Inc	7,481	275
Kia Corp	917	55
Korea Real Estate Investment & Trust	31,298	38
KT Corp	7,743	215
KT Skylife Co Ltd	476	3
KT&G Corp	2,100	130
KUMHOE&C Co Ltd	2,572	16
Kyeryong Construction Industrial Co Ltd	2,534	44
L&F Co Ltd	138	23
LG Innotek Co Ltd	1,129	287
LX INTERNATIONAL CORP	6,443	207
Osstem Implant Co Ltd	1,529	146
Samsung Electronics Co Ltd	8,343	370
Samsung Electronics Co Ltd GDR	1,032	1,152
Seah Besteel Holdings	4,290	59
Seoyon E-Hwa	6,734	43
SK Square Co Ltd *	2,356	71
SK Telecom Co Ltd	2,700	105
Value Added Technology	2,125	53
Woori Financial Group Inc	4,291	39
		4,050

Spain — 0.6%
Banco Santander SA	313,469	759
Bankinter SA	4,156	22
Endesa SA	6,300	108
Financiera Alba	277	14
Grifols SA *	29,766	360
Industria de Diseno Textil SA	469	10
Naturgy Energy Group SA	606	17

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Viscofan SA	573	$32
		1,322

Sweden — 0.4%
Atlas Copco, Cl A	1,904	19
Autoliv Inc	8,714	677
Axfood AB	942	29
Boliden	398	13
Epiroc AB, Cl A	514	8
Essity AB, Cl B	872	19
Evolution AB	83	7
Hexatronic Group	2,938	29
Skanska AB, Cl B	536	8
Swedish Match AB	1,314	13
Volvo AB, Cl B	568	9
		831

Switzerland — 0.9%
ABB Ltd	1,410	39
Cie Financiere Richemont SA, Cl A	4,982	558
Geberit AG	101	47
Kuehne + Nagel International AG	98	22
Lonza Group AG	61	33
Novartis AG	207	17
Partners Group Holding AG	51	49
Roche Holding AG	3,493	1,127
Sonova Holding AG	26	7
Swiss Life Holding AG	200	105
Swiss Re AG	237	18
		2,022

Taiwan — 1.9%
Advanced International Multitech	6,000	20
ASE Technology Holding Co Ltd	23,000	64
Asia Vital Components Co Ltd	15,000	53
Asustek Computer Inc	20,000	166
Chicony Electronics Co Ltd	78,000	208
Chunghwa Telecom Co Ltd	26,600	106
Evergreen Marine Corp Taiwan Ltd	37,000	106
Excelsior Medical	4,200	9
Far EasTone Telecommunications	26,989	66
Global Unichip Corp	16,000	281
Hon Hai Precision Industry Co Ltd	44,000	157
Jarllytec Co Ltd	5,000	11
Lien Hwa Industrial Holdings Corp	9,661	18
Mega Financial Holding Co Ltd	178,252	209
Nan Ya Plastics Corp	3,000	7
Pou Chen Corp	109,000	103
Primax Electronics Ltd	6,000	13
Ruentex Development	7,000	14
Sercomm	9,000	28
SinoPac Financial Holdings Co Ltd	232,300	132
Sitronix Technology Corp	29,000	179

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Taishin Financial Holding Co Ltd	188,072	$93
Taiwan Cement Corp	7,699	10
Taiwan Cooperative Financial Holding Co Ltd	122,542	111
Taiwan Semiconductor Manufacturing Co Ltd	88,849	1,455
Unimicron Technology Corp	54,000	265
Universal Vision Biotechnology Co Ltd	9,300	97
Winbond Electronics Corp	324,000	233
Yuanta Financial Holding Co Ltd	142,140	94
Zhen Ding Technology Holding Ltd	64,000	238
		4,546

Thailand — 0.3%
AP Thailand	474,800	130
Bangkok Bank PCL	35,900	135
Bangkok Dusit Medical Services	146,922	118
Bumrungrad Hospital PCL	7,169	42
Indorama Ventures PCL	8,200	10
Kiatnakin Phatra Bank PCL	66,500	132
Thai Union Group PCL	217,300	104
Thaifoods Group, Cl F	175,200	30
		701

Turkey — 0.1%
KOC Holding AS	40,966	102
Migros Ticaret AS *	19,028	85
Turk Hava Yollari AO *	30,837	124
Turkiye Sise ve Cam Fabrikalari AS	24,450	33
		344

United Kingdom — 4.4%
3i Group PLC	1,946	27
Accenture PLC, Cl A	383	110
Admiral Group PLC	476	12
Antofagasta PLC	596	8
Ashtead Group PLC	391	19
Aviva	2,658	13
BAE Systems PLC	18,511	167
Berkeley Group Holdings	199	8
BP PLC	152,321	780
British American Tobacco PLC	18,987	762
BT Group PLC, Cl A	4,178	7
Drax Group PLC	6,014	44
Evraz PLC	21,791	21
Ferguson PLC	360	42
Glencore PLC	2,151	12
Globaltrans Investment PLC GDR	27,819	–
GSK	52,819	846
Haleon *	18,100	54
Halyk Savings Bank of Kazakhstan JSC GDR *	30,000	327
Imperial Brands PLC	6,941	153
Indivior PLC *	10,019	34

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Informa PLC	115,623	$733
InterContinental Hotels Group PLC	189	10
Intermediate Capital Group PLC	3,165	50
J Sainsbury PLC	4,986	12
Kaspi.KZ JSC GDR	6,200	373
Legal & General Group PLC	5,596	16
Linde PLC	4,288	1,213
Lloyds Banking Group PLC	1,434,462	728
M&G PLC	4,020	9
MD Medical Group Investments PLC GDR	29,105	73
Next PLC	260	17
Nova Ljubljanska Banka dd GDR	13,800	167
OTP Bank PLC	25,776	546
Pearson PLC	87,066	873
Persimmon PLC	751	13
Sage Group PLC/The	3,393	28
Schroders PLC	273	8
Segro PLC ‡	921	10
Serco Group	21,515	44
Smiths Group PLC	449	8
Spectris	12,072	391
SSE PLC	469	9
Tesco PLC	5,068	15
Travis Perkins PLC	29,100	287
Unilever PLC	3,300	150
Vodafone Group PLC	20,220	27
Whitbread PLC	18,505	537
Wizz Air Holdings PLC *	5,100	126
WPP PLC	60,864	525
		10,444

United States — 50.6%
Communication Services — 3.5%
Activision Blizzard Inc	4,570	359
Alphabet Inc, Cl A *	35,243	3,814
Alphabet Inc, Cl C *	813	89
AT&T Inc	80,900	1,419
Comcast Corp, Cl A	5,200	188
Fox Corp	6,000	205
Interpublic Group of Cos Inc/The	7,461	206
Live Nation Entertainment Inc *	136	12
Lumen Technologies Inc	1,268	13
Meta Platforms Inc, Cl A *	7,059	1,150
T-Mobile US Inc *	141	20
Verizon Communications Inc	8,700	364
Walt Disney Co/The *	179	20
Warner Bros Discovery Inc *	24,157	320
ZoomInfo Technologies Inc, Cl A *	1,052	48
		8,227
Consumer Discretionary — 8.9%
Adient PLC *	12,480	414
Advance Auto Parts Inc	6,000	1,012

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
AutoZone Inc *	1,229	$2,605
Bath & Body Works Inc	1,171	44
Beazer Homes USA Inc *	22,810	325
Best Buy Co Inc	818	58
Dana Inc	25,020	387
Darden Restaurants Inc	123	15
Designer Brands Inc, Cl A	33,910	579
Dollar Tree Inc *	9,172	1,244
Domino's Pizza Inc	56	21
DR Horton Inc	1,738	124
eBay Inc	20,047	885
Etsy Inc *	133	14
Express Inc *	72,880	111
Foot Locker Inc	14,240	525
Ford Motor Co	6,880	105
Gap Inc/The	40,360	369
Garmin Ltd	251	22
General Motors Co	423	16
Gentex Corp	15,587	425
Genuine Parts Co	111	17
H&R Block Inc	2,164	97
Hasbro Inc	69	6
Las Vegas Sands Corp *	22,400	843
Lennar Corp, Cl A	7,003	542
Lowe's Cos Inc	12,675	2,461
M/I Homes Inc *	8,470	366
Macy's Inc	17,790	308
Mattel Inc *	5,520	122
Murphy USA Inc	1,193	346
Newell Brands Inc	31,844	568
NIKE Inc, Cl B	8,690	925
O'Reilly Automotive Inc *	103	72
Pool Corp	71	24
PVH Corp	6,180	348
Service Corp International/US	4,111	254
Sportsman's Warehouse Holdings Inc *	31,170	248
Stellantis	29,280	392
Tapestry Inc	18,500	643
Target Corp	1,466	235
Taylor Morrison Home Corp, Cl A *	11,160	280
Tesla Inc *	508	140
TJX Cos Inc/The	16,663	1,039
Tractor Supply Co	2,461	456
Ulta Beauty Inc *	346	145
Victoria's Secret & Co *	12,150	406
Whirlpool Corp	1,293	202
		20,785
Consumer Staples — 3.3%
Altria Group Inc	2,100	95
Archer-Daniels-Midland Co	4,571	402
BJ's Wholesale Club Holdings Inc *	721	54
Clorox Co/The	224	32

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Coca-Cola Co/The	2,254	$139
Colgate-Palmolive Co	6,948	543
Conagra Brands Inc	27,512	946
elf Beauty Inc *	781	30
General Mills Inc	1,769	136
Hershey Co/The	2,514	565
Hormel Foods Corp	204	10
J M Smucker Co/The	2,561	358
Kellogg Co	2,872	209
Kraft Heinz Co/The	5,535	207
Kroger Co/The	15,412	739
PepsiCo Inc	8,944	1,541
Philip Morris International Inc	6,400	611
Procter & Gamble Co/The	1,247	172
Tyson Foods Inc, Cl A	3,438	259
United Natural Foods Inc *	16,960	747
Walgreens Boots Alliance Inc	364	13
Walmart Inc	370	49
		7,857
Energy — 3.1%
APA Corp	338	13
Baker Hughes Co, Cl A	2,722	69
Chevron Corp	10,000	1,581
Chord Energy	188	27
Coterra Energy Inc, Cl A	1,077	33
Delek US Holdings Inc	21,200	599
Devon Energy Corp	5,556	392
Exxon Mobil Corp	2,400	229
Halliburton Co	2,120	64
Hess Corp	114	14
HF Sinclair Corp	14,140	744
Kinder Morgan Inc	8,300	152
Liberty Oilfield Services Inc, Cl A *	54,420	816
Marathon Petroleum Corp	2,746	277
Murphy Oil Corp	21,500	838
ONEOK Inc	165	10
PBF Energy Inc, Cl A *	20,120	687
ProPetro Holding Corp *	60,960	558
Schlumberger NV	669	26
Valero Energy Corp	497	58
		7,187
Financials — 7.2%
Aflac Inc	15,633	929
Allstate Corp/The	13,013	1,568
Ally Financial Inc	41,120	1,365
American Express Co	4,073	619
American Financial Group Inc/OH	700	89
American International Group Inc	21,911	1,134
Ameriprise Financial Inc	26	7
Annaly Capital Management Inc ‡	16,700	108
Arthur J Gallagher & Co	258	47
Assurant Inc	223	35

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
BancFirst Corp	298	$32
Bank of America Corp	2,451	82
Bank of New York Mellon Corp/The	186	8
Berkshire Hathaway Inc, Cl B *	848	238
BlackRock Inc, Cl A	45	30
Capital One Financial Corp	142	15
Cboe Global Markets Inc	111	13
Chubb Ltd	81	15
Cincinnati Financial Corp	238	23
Citigroup Inc	18,817	919
Citizens Financial Group Inc	381	14
CME Group Inc, Cl A	4,696	919
CVB Financial Corp	2,471	65
Discover Financial Services	123	12
Enova International Inc *	599	21
Equitable Holdings Inc	40,700	1,211
Everest Re Group Ltd	851	229
FactSet Research Systems Inc	1,851	802
Franklin Resources Inc	362	9
Fulton Financial Corp	2,943	48
Goldman Sachs Group Inc/The	1,786	594
Hartford Financial Services Group Inc/The	2,900	186
Houlihan Lokey Inc, Cl A	379	30
Huntington Bancshares Inc/OH	606	8
Invesco Ltd	981	16
JPMorgan Chase & Co	313	36
Kearny Financial Corp/MD	14,800	168
KeyCorp	993	18
Lincoln National Corp	426	20
MarketAxess Holdings Inc	35	9
Marsh & McLennan Cos Inc	410	66
Moody's Corp	7,031	2,000
Morgan Stanley	943	80
MSCI Inc, Cl A	2,479	1,114
Northern Trust Corp	378	36
Oaktree Specialty Lending Corp	24,500	170
PNC Financial Services Group Inc/The	116	18
Regions Financial Corp	1,039	22
Signature Bank/New York NY	873	152
State Street Corp	333	23
Synchrony Financial	295	10
T Rowe Price Group Inc	248	30
Truist Financial Corp	279	13
Unum Group	2,202	83
W R Berkley Corp	1,170	76
Wells Fargo & Co	28,770	1,258
Wintrust Financial Corp	844	71
		16,913
Health Care — 7.8%
AbbVie Inc	427	58
Agilent Technologies Inc	2,471	317
Alkermes PLC *	672	16

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
AmerisourceBergen Corp, Cl A	9,384	$1,375
Amgen Inc	1,200	288
Becton Dickinson and Co	4,098	1,034
Biogen Inc *	287	56
Bio-Rad Laboratories Inc, Cl A *	29	14
Bristol-Myers Squibb Co	9,427	635
Cardinal Health Inc	348	25
Catalent Inc *	155	14
Cigna Corp	239	68
CVS Health Corp	15,760	1,547
Danaher Corp	238	64
DaVita Inc *	274	23
Elevance Health Inc	161	78
Eli Lilly & Co	78	23
Gilead Sciences Inc	4,661	296
Hologic Inc *	334	23
Humana Inc	126	61
IQVIA Holdings Inc *	1,598	340
Johnson & Johnson	12,855	2,074
Laboratory Corp of America Holdings	100	22
Legend Biotech ADR *	2,880	134
McKesson Corp	2,237	821
Merck & Co Inc	16,300	1,391
Mettler-Toledo International Inc *	678	822
Moderna Inc *	137	18
Organon & Co	17,890	510
PerkinElmer Inc	1,137	154
Perrigo Co PLC	23,400	876
Pfizer Inc	9,324	422
Prestige Consumer Healthcare Inc *	790	40
Quest Diagnostics Inc	2,244	281
ResMed Inc	177	39
Shockwave Medical Inc *	474	141
STERIS PLC	40	8
Thermo Fisher Scientific Inc	1,110	605
United Therapeutics Corp *	5,800	1,314
UnitedHealth Group Inc	4,070	2,114
Waters Corp *	99	30
West Pharmaceutical Services Inc	183	54
		18,225
Industrials — 4.9%
Alaska Air Group Inc *	12,940	564
Allison Transmission Holdings Inc, Cl A	5,300	192
Arcosa Inc	710	42
Carlisle Cos Inc	925	273
Carrier Global Corp	20,617	807
Caterpillar Inc	113	21
Cintas Corp	507	206
Copart Inc *	320	38
Cummins Inc	1,124	242
Curtiss-Wright Corp	4,700	692
Deere & Co	132	48

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Dover Corp	192	$24
Eaton Corp PLC	122	17
Emerson Electric Co	120	10
Equifax Inc	93	18
Expeditors International of Washington Inc	2,585	266
Fastenal Co	979	49
FedEx Corp	4,400	928
Fortune Brands Home & Security Inc	412	25
Graco Inc	13,312	850
Hawaiian Holdings Inc *	36,790	551
Huntington Ingalls Industries Inc	187	43
IDEX Corp	59	12
Jacobs Solutions Inc	108	13
JB Hunt Transport Services Inc	126	22
Korn Ferry	815	50
Leidos Holdings Inc	214	20
Lockheed Martin Corp	500	210
Middleby Corp/The *	6,543	941
MillerKnoll	18,800	520
MSC Industrial Direct Co Inc, Cl A	1,270	101
Nordson Corp	41	9
Northrop Grumman Corp	500	239
Old Dominion Freight Line Inc	462	125
Otis Worldwide Corp	12,159	878
Parker-Hannifin Corp	2,160	572
Pentair PLC	925	41
Republic Services Inc, Cl A	98	14
Robert Half International Inc	351	27
Rockwell Automation Inc	112	27
Signify NV	15,735	448
Snap-on Inc	181	39
Textron Inc	642	40
Trane Technologies PLC	84	13
Union Pacific Corp	3,574	802
United Parcel Service Inc, Cl B	298	58
United Rentals Inc *	294	86
WillScot Mobile Mini Holdings Corp, Cl A *	3,653	147
WW Grainger Inc	73	41
Xylem Inc/NY	142	13
		11,414
Information Technology — 9.3%
Adobe Inc *	2,284	853
ADTRAN Holdings	1,283	30
Akamai Technologies Inc *	265	24
Amdocs Ltd	4,800	410
Amphenol Corp, Cl A	4,930	363
Analog Devices Inc	6,605	1,001
Apple Inc	10,877	1,710
Arista Networks Inc *	2,155	258
Arrow Electronics Inc *	5,050	529
Automatic Data Processing Inc	716	175
Avnet Inc	14,600	641

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Bill.com Holdings Inc *	143	$23
Broadcom Inc	310	155
Broadridge Financial Solutions Inc	208	36
Cadence Design Systems Inc *	1,037	180
CDW Corp/DE	293	50
Cisco Systems Inc	8,341	373
Cognizant Technology Solutions Corp, Cl A	1,420	90
Datadog Inc, Cl A *	1,472	155
Dell Technologies Inc, Cl C	3,300	126
DXC Technology Co *	50,640	1,255
Enphase Energy Inc *	367	105
EPAM Systems Inc *	59	25
ExlService Holdings Inc *	498	84
F5 Inc *	74	12
Fortinet Inc *	1,170	57
Gartner Inc *	410	117
Hewlett Packard Enterprise Co	2,406	33
HP Inc	1,924	55
Intel Corp	25,806	824
International Business Machines Corp	11,693	1,502
Intuit Inc	78	34
Jack Henry & Associates Inc	267	51
KLA Corp	1,683	579
Lam Research Corp	1,237	542
Manhattan Associates Inc *	1,001	141
Mastercard Inc, Cl A	4,765	1,546
Micron Technology Inc	8,265	467
Microsoft Corp	14,514	3,795
Monolithic Power Systems Inc	524	237
NetApp Inc	192	14
ON Semiconductor Corp *	509	35
Oracle Corp	21,674	1,607
Paychex Inc	4,855	599
PTC Inc *	140	16
Pure Storage Inc, Cl A *	4,149	120
Qorvo Inc *	136	12
QUALCOMM Inc	260	34
Qualys Inc *	486	74
Sanmina Corp *	1,011	49
Seagate Technology Holdings PLC	3,849	258
Teradyne Inc	2,073	175
Trimble Inc *	138	9
Western Digital Corp *	606	26
Western Union Co/The	11,300	167
Zebra Technologies Corp, Cl A *	77	23
Zscaler Inc *	342	54
		21,915
Materials — 1.5%
Albemarle Corp	494	132
Amcor PLC	1,981	24
ArcelorMittal	11,090	262
Avery Dennison Corp	125	23

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Berry Global Group Inc *	1,400	$76
Celanese Corp, Cl A	152	17
Eastman Chemical Co	194	18
FMC Corp	116	12
International Paper Co	444	18
Livent Corp *	3,204	103
LyondellBasell Industries NV, Cl A	97	8
Martin Marietta Materials Inc	29	10
Mosaic Co/The	441	24
Newmont Corp	727	30
Nucor Corp	694	92
Packaging Corp of America	6,516	892
Reliance Steel & Aluminum Co	1,642	309
Sealed Air Corp	1,664	90
Sherwin-Williams Co/The	4,749	1,102
Silgan Holdings Inc	3,000	137
Westrock Co	941	38
		3,417
Real Estate — 0.2%
Brandywine Realty Trust ‡	10,000	80
CBRE Group Inc, Cl A *	162	13
Duke Realty Corp ‡	633	37
Extra Space Storage Inc ‡	282	56
Host Hotels & Resorts Inc ‡	6,683	119
Iron Mountain Inc ‡	365	19
Jones Lang LaSalle Inc *	709	123
Mid-America Apartment Communities Inc ‡	107	18
Public Storage ‡	30	10
SITE Centers Corp ‡	1,639	21
		496
Utilities — 0.9%
Alliant Energy Corp	173	11
Ameren Corp	136	13
American Water Works Co Inc	81	12
Atmos Energy Corp	142	16
CenterPoint Energy Inc	911	29
CMS Energy Corp	214	14
Consolidated Edison Inc	169	16
Constellation Energy Corp	328	27
DTE Energy Co	216	28
Edison International	756	51
Entergy Corp	1,128	130
Evergy Inc	2,637	181
Exelon Corp	198	9
FirstEnergy Corp	438	17
National Fuel Gas Co	18,600	1,326
NiSource Inc	1,033	30
Otter Tail Corp	2,100	159
Public Service Enterprise Group Inc	229	15
Sempra Energy	72	12

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
UGI Corp	3,700	$146
		2,242
		118,678

Total Common Stock
(Cost $206,991) ($ Thousands)		218,232

PREFERRED STOCK — 0.3%
Brazil — 0.1%
Banco ABC Brasil SA (B)	1,700	6
Itausa SA (B)	37,000	66
Petroleo Brasileiro SA(B)	12,200	78
		150

Germany — 0.2%
Bayerische Motoren Werke AG , 6.320%	151	10
Draegerwerk AG & Co KGaA (B)	2,900	137
Porsche Automobil Holding SE (B)	2,568	181
Volkswagen AG(B)	1,718	245
		573

Russia — 0.0%
Sberbank of Russia PJSC(A)(B)	147,000	–
South Korea — 0.0%
Samsung Electronics Co Ltd(B)	263	11
Total Preferred Stock
(Cost $1,525) ($ Thousands)		734

	Number of Rights
RIGHTS — 0.0%
Taiwan — 0.0%
Taishin Financial Holding Co Ltd *‡‡	3,523	–
Total Rights
(Cost $—) ($ Thousands)		–

	Shares
CASH EQUIVALENT — 1.7%
SEI Daily Income Trust, Government Fund, Cl F
1.840%**†	3,951,951	3,952

Total Cash Equivalent
(Cost $3,952) ($ Thousands)		3,952

Total Investments in Securities — 95.0%
(Cost $212,468) ($ Thousands)		$222,918

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

World Select Equity Fund (Continued)

A list of open futures contracts held by the Fund at August 31, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
Euro STOXX 50	61	Sep-2022	$2,258	$2,159	$(82)
FTSE 100 Index	9	Sep-2022	795	763	(6)
Hang Seng Index	10	Sep-2022	1,238	1,263	25
MSCI Singapore Index	28	Sep-2022	591	579	(9)
OMX Stockholm 30	25	Sep-2022	486	451	(26)
S&P 500 Index E-MINI	89	Sep-2022	17,484	17,606	122
S&P TSX 60 Index	28	Sep-2022	5,236	4,982	(160)
SPI 200 Index	26	Sep-2022	2,987	3,078	132
			31,075	30,881	(4)
Short Contracts
MSCI Emerging Markets	(110)	Sep-2022	$(5,476)	$(5,400)	$76
TOPIX Index	(102)	Sep-2022	(14,756)	(14,436)	(141)
			(20,232)	(19,836)	(65)
			$10,843	$11,045	$(69)

A list of the open forward foreign currency contracts held by the Fund at August 31, 2022, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	09/19/22	USD	126	NZD	199	$(3)
Barclays PLC	09/19/22	NOK	1,481	USD	153	3
Barclays PLC	09/19/22	SEK	1,602	USD	154	4
Barclays PLC	09/19/22	USD	1,684	DKK	12,290	(20)
Barclays PLC	09/19/22	CHF	2,083	USD	2,195	57
Barclays PLC	09/19/22	USD	2,086	SEK	21,644	(49)
Barclays PLC	09/19/22	DKK	3,331	USD	457	6
Barclays PLC	09/19/22	USD	8,143	CAD	10,494	(131)
Barclays PLC	09/20/22	JPY	4,163,275	USD	30,954	875
BNP Paribas	09/19/22	NZD	14	USD	9	—
BNP Paribas	09/19/22	AUD	781	USD	544	8
BNP Paribas	09/19/22	USD	1,960	HKD	15,365	(2)
BNP Paribas	09/19/22	CAD	3,757	USD	2,915	47
BNP Paribas	09/19/22	USD	4,851	AUD	6,968	(73)
BNP Paribas	09/19/22	USD	6,258	CHF	5,943	(160)
BNP Paribas	09/19/22	GBP	6,357	USD	7,686	287
BNP Paribas	09/19/22	USD	9,827	GBP	8,128	(367)
BNP Paribas	09/19/22	USD	19,679	EUR	19,333	(218)
BNP Paribas	09/19/22	EUR	25,256	USD	25,709	285
BNP Paribas	09/20/22	USD	13,924	JPY	1,874,052	(384)
Brown Brothers Harriman	09/19/22	USD	3	NZD	5	—
Brown Brothers Harriman	09/19/22	NZD	16	USD	10	—
Brown Brothers Harriman	09/19/22	NZD	1	USD	1	—
Brown Brothers Harriman	09/19/22	USD	18	NOK	172	—
Brown Brothers Harriman	09/19/22	USD	13	SGD	19	—
Brown Brothers Harriman	09/19/22	USD	28	SGD	39	—
Brown Brothers Harriman	09/19/22	USD	4	SEK	45	—
Brown Brothers Harriman	09/19/22	USD	45	SEK	474	—

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

World Select Equity Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	09/19/22	USD	53	HKD	414	$—
Brown Brothers Harriman	09/19/22	USD	49	DKK	365	—
Brown Brothers Harriman	09/19/22	USD	10	DKK	74	—
Brown Brothers Harriman	09/19/22	SGD	49	USD	35	—
Brown Brothers Harriman	09/19/22	SGD	66	USD	47	—
Brown Brothers Harriman	09/19/22	USD	3	AUD	5	—
Brown Brothers Harriman	09/19/22	USD	129	AUD	187	(1)
Brown Brothers Harriman	09/19/22	USD	8	CHF	8	—
Brown Brothers Harriman	09/19/22	USD	244	CHF	235	(3)
Brown Brothers Harriman	09/19/22	USD	15	CAD	20	—
Brown Brothers Harriman	09/19/22	USD	310	CAD	403	(2)
Brown Brothers Harriman	09/19/22	NOK	371	USD	38	1
Brown Brothers Harriman	09/19/22	NOK	45	USD	5	—
Brown Brothers Harriman	09/19/22	CHF	491	USD	510	6
Brown Brothers Harriman	09/19/22	CHF	48	USD	50	—
Brown Brothers Harriman	09/19/22	AUD	535	USD	369	3
Brown Brothers Harriman	09/19/22	AUD	56	USD	39	—
Brown Brothers Harriman	09/19/22	USD	8	GBP	7	—
Brown Brothers Harriman	09/19/22	USD	759	GBP	641	(13)
Brown Brothers Harriman	09/19/22	GBP	785	USD	928	14
Brown Brothers Harriman	09/19/22	GBP	153	USD	178	—
Brown Brothers Harriman	09/19/22	CAD	818	USD	630	5
Brown Brothers Harriman	09/19/22	CAD	146	USD	112	—
Brown Brothers Harriman	09/19/22	DKK	226	USD	31	—
Brown Brothers Harriman	09/19/22	DKK	846	USD	114	(1)
Brown Brothers Harriman	09/19/22	HKD	1,247	USD	159	—
Brown Brothers Harriman	09/19/22	SEK	823	USD	78	2
Brown Brothers Harriman	09/19/22	SEK	986	USD	92	(1)
Brown Brothers Harriman	09/19/22	EUR	444	USD	450	3
Brown Brothers Harriman	09/19/22	EUR	1,752	USD	1,753	(10)
Brown Brothers Harriman	09/19/22	USD	1,964	EUR	1,964	12
Brown Brothers Harriman	09/19/22	USD	464	EUR	459	(3)
Brown Brothers Harriman	09/20/22	USD	564	JPY	78,218	1
Brown Brothers Harriman	09/20/22	USD	1,279	JPY	174,239	(20)
Brown Brothers Harriman	09/20/22	JPY	221,157	USD	1,620	22
Brown Brothers Harriman	09/20/22	JPY	84,359	USD	609	(1)
Westpac Banking	09/19/22	USD	478	NOK	4,626	(11)
Westpac Banking	09/19/22	SGD	595	USD	430	4
Westpac Banking	09/19/22	USD	905	SGD	1,252	(7)
Westpac Banking	09/19/22	HKD	1,985	USD	253	—
						$165

Percentages are based on Net Assets of $234,669 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2022.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security.
‡‡	Expiration date not available.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	No interest rate available.

ADR — American Depositary Receipt
AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
Cl — Class
DKK — Danish Krone
EUR — Euro
FTSE — Financial Times Stock Exchange

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

World Select Equity Fund (Concluded)

GBP — British Pound Sterling
GDR — Global Depositary Receipt
HKD — Hong Kong Dollar
JSC — Joint-Stock Company
JPY — Japanese Yen
Ltd — Limited
MSCI — Morgan Stanley Capital International
NOK — Norwegian Krone
NZD — New Zealand Dollar
OMX — Offset Market Exchange
PCL — Public Company Limited
PJSC — Public Joint-Stock Company
PLC — Public Limited Company
S&P— Standard & Poor's
SEK — Swedish Krona
SGD — Singapore Dollar
SPI — Share Price Index
TOPIX – Tokyo Price Index
TSX — Toronto Stock Exchange
USD — U.S. Dollar

The following is a summary of the level of inputs used as of August 31, 2022, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)		Level 2 ($)	Level 3 ($)(1)		Total ($)
Common Stock	218,208		–	24		218,232
Preferred Stock	734		–	–	(2)	734
Rights	–	(2)	–	–		–
Cash Equivalent	3,952		–	–		3,952
Total Investments in Securities	222,894		–	24		222,918

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	355	–	–	355
Unrealized Depreciation	(424)	–	–	(424
Forwards Contracts*
Unrealized Appreciation	–	1,645	–	1,645
Unrealized Depreciation	–	(1,480)	–	(1,480)
Total Other Financial Instruments	(69)	165	–	96

(1) A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

(2) This category includes securities with a value of $—.

*	Futures contracts and forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2022 ($ Thousands):

Security Description	Value 5/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 8/31/2022	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$2,628	$12,310	$(10,986)	$—	$—	$3,952	3,951,951	$13	$—

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Emerging Markets Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 95.3%
Argentina — 0.4%
Arcos Dorados Holdings, Cl A	277,276	$2,024
Corp America Airports SA *	266,076	1,743
		3,767

Australia — 0.1%
a2 Milk Co Ltd *	208,743	790
Bangladesh — 0.2%
BRAC Bank Ltd	4,711,262	1,912
Brazil — 5.3%
Ambev SA	408,900	1,210
Ambipar Participacoes e Empreendimentos SA	152,600	804
Banco do Brasil SA	832,254	6,710
Banco Santander Brasil SA	598,600	3,419
BrasilAgro - Brasileira de Propriedades Agricolas	26,000	144
Cia Brasileira de Aluminio	387,100	964
Cia Brasileira de Distribuicao	78,100	325
Cielo SA *	1,527,700	1,625
Cosan SA	1,108,600	4,292
CPFL Energia SA	389,500	2,649
CSN Mineracao SA	1,137,200	792
Cyrela Brazil Realty SA Empreendimentos e Participacoes	284,700	785
Empreendimentos Pague Menos SA *	253,500	248
Gerdau SA ADR	251,244	1,133
Hapvida Participacoes e Investimentos SA	1,599,836	2,257
JBS SA	277,500	1,585
Locaweb Servicos de Internet *	388,600	701
Lojas Renner SA	360,900	1,854
Magazine Luiza SA *	1,886,400	1,566
Marfrig Global Foods SA	291,900	744
Minerva SA/Brazil	147,200	438
Oncoclinicas do Brasil Servicos Medicos *	781,900	931
Petro Rio *	282,800	1,493
Petroleo Brasileiro SA ADR, Cl A	563,439	7,178
Santos Brasil Participacoes SA	870,800	1,358
Sendas Distribuidora SA	799,800	2,833
Sinqia	207,700	766
SLC Agricola SA	62,980	591
StoneCo Ltd, Cl A *	119,318	1,131
Suzano SA	72,200	623
TIM SA/Brazil	646,000	1,485
TOTVS SA	156,200	857
Vale SA ADR, Cl B	75,605	939
		54,430

Canada — 1.4%
Capstone Mining Corp *	402,763	907
Dundee Precious Metals Inc	236,958	1,082
Endeavour Mining	89,519	1,747
Gran Tierra Energy Inc *	1,543,282	2,169

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Ivanhoe Mines Ltd, Cl A *	879,000	$5,665
Lithium Americas Corp *	36,678	1,054
Neo Performance Materials Inc	73,239	809
Parex Resources Inc	72,112	1,157
		14,590

Chile — 1.4%
Banco Santander Chile ADR	144,151	2,312
Cia Cervecerias Unidas SA ADR	141,426	1,546
Empresas CMPC SA	564,103	1,074
Empresas COPEC	96,687	838
Parque Arauco SA	3,701,376	3,929
Sociedad Quimica y Minera de Chile SA ADR	45,980	4,583
		14,282

China — 14.4%
360 DigiTech Inc ADR	54,062	864
37 Interactive Entertainment Network Technology Group, Cl A	609,100	1,788
Agricultural Bank of China Ltd, Cl H	10,656,000	3,482
Alibaba Group Holding Ltd *	452,800	5,402
Alibaba Group Holding Ltd ADR *	36,637	3,496
Angel Yeast, Cl A	340,600	2,393
Autohome Inc ADR	65,675	2,339
Baidu Inc ADR *	9,098	1,310
Bank of China Ltd, Cl H	8,996,700	3,139
Bank of Communications Co Ltd, Cl H	2,488,900	1,418
Beijing Huafeng Test & Control Technology, Cl A	20,615	1,067
BYD Co Ltd, Cl H	39,000	1,202
Chengxin Lithium Group, Cl A	49,700	381
China Coal Energy Co Ltd, Cl H	1,176,000	1,046
China Construction Bank Corp, Cl H	14,740,000	9,112
China Everbright Bank Co Ltd, Cl H	3,237,500	993
China Jushi, Cl A	463,681	967
China Life Insurance Co Ltd, Cl H	195,000	280
China Medical System Holdings Ltd	2,143,000	3,172
China National Building Material Co Ltd, Cl H	722,000	682
China Northern Rare Earth Group High-Tech, Cl A	74,700	325
China Petroleum & Chemical Corp, Cl H	6,654,000	3,129
China Railway Group Ltd, Cl H	2,762,000	1,581
China Resources Land Ltd	2,206,000	9,032
China Shenhua Energy Co Ltd, Cl H	284,500	892
China Tourism Group Duty Free, Cl A	30,100	850
Contemporary Amperex Technology Co Ltd, Cl A	6,020	418
COSCO SHIPPING Holdings Co Ltd, Cl H	1,123,550	1,677
Daqin Railway Co Ltd, Cl A	401,645	375
Daqo New Energy Corp ADR *	28,292	1,886
Dongfeng Motor Group Co Ltd, Cl H	3,176,000	2,014
FinVolution Group ADR	38,500	189

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
G-bits Network Technology Xiamen Co Ltd, Cl A	30,486	$1,256
Guangzhou Tinci Materials Technology, Cl A	55,999	384
Haier Smart Home Co Ltd, Cl H	1,568,800	5,125
Hisense Home Appliances Group, Cl A	36,400	67
Hundsun Technologies Inc, Cl A	186,654	907
Industrial & Commercial Bank of China Ltd, Cl H	10,015,000	5,088
Intco Medical Technology, Cl A	88,894	282
JD.com Inc ADR	22,978	1,459
JD.com Inc, Cl A	8,271	262
Jiangxi Copper, Cl H	434,000	533
Kunlun Energy Co Ltd	4,786,000	4,167
Kweichow Moutai Co Ltd, Cl A	7,675	2,138
Lenovo Group Ltd	3,746,000	3,085
Li Ning Co Ltd	359,500	3,274
LONGi Green Energy Technology Co Ltd, Cl A	38,395	283
Lufax Holding Ltd ADR	494,481	2,161
NetEase Inc ADR	2,400	212
PetroChina Co Ltd, Cl H	4,510,000	2,097
PICC Property & Casualty Co Ltd	6,152,000	6,654
Pinduoduo Inc ADR *	19,074	1,360
Ping An Insurance Group Co of China Ltd, Cl A	332,500	2,105
Ping An Insurance Group Co of China Ltd, Cl H	682,000	4,011
Power Construction Corp of China, Cl A	695,326	776
Qingdao Haier Biomedical, Cl A	97,999	987
Shanghai Huace Navigation Technology, Cl A	312,253	1,426
Shenzhen H&T Intelligent Control, Cl A	409,600	1,009
Shenzhou International Group Holdings Ltd	278,900	2,915
Tencent Holdings Ltd	212,181	8,769
Tongwei Co Ltd, Cl A	219,095	1,674
Vipshop Holdings Ltd ADR *	310,010	3,599
Weichai Power Co Ltd, Cl H	2,207,000	2,948
Wuliangye Yibin Co Ltd, Cl A	22,879	552
Wuxi Lead Intelligent Equipment, Cl A	26,267	209
Xiamen Faratronic, Cl A	68,500	1,759
Xtep International Holdings Ltd	1,505,500	2,089
Zhejiang Expressway Co Ltd, Cl H	2,236,000	1,702
Zhongsheng Group Holdings Ltd	380,500	1,799
ZTO Express Cayman Inc ADR	90,126	2,348
		148,372

Colombia — 0.0%
Bancolombia SA ADR, Cl R	9,701	266
Egypt — 0.2%
Commercial International Bank Egypt SAE GDR	1,445,935	2,472
Germany — 0.2%
Krones AG	18,588	1,532

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Greece — 0.9%
Alpha Services and Holdings SA *	931,238	$861
Eurobank Ergasias Services and Holdings SA *	1,592,063	1,478
Mytilineos Holdings	91,267	1,428
National Bank of Greece SA *	972,904	3,142
OPAP SA	34,593	456
Piraeus Financial Holdings SA *	1,308,487	1,370
Star Bulk Carriers Corp	21,614	422
		9,157

Hong Kong — 7.1%
AIA Group Ltd	388,440	3,737
Anhui Conch Cement Co Ltd, Cl H	597,000	2,275
BOE Varitronix	804,000	1,834
Bosideng International Holdings Ltd	2,830,000	1,589
China Datang Renewable Power, Cl H	3,875,000	970
China Everbright Environment Group Ltd	1,332,000	658
China Feihe	1,558,000	1,290
China Galaxy Securities, Cl H	973,500	532
China International Capital, Cl H	1,526,800	2,686
China Lesso Group Holdings Ltd	1,363,000	1,620
China Meidong Auto Holdings Ltd	1,086,000	2,208
China Mengniu Dairy Co Ltd	763,000	3,455
China Merchants Port Holdings Co Ltd	994,000	1,492
China Overseas Property Holdings Ltd	435,000	462
China Power International Development	1,231,000	687
China Resources Pharmaceutical Group Ltd	578,500	396
CIMC Enric Holdings Ltd	1,710,000	1,826
CITIC Ltd	1,544,000	1,592
First Pacific Co Ltd	7,750,000	2,989
Ganfeng Lithium, Cl H	49,680	437
Greentown Service Group	414,000	299
Guangzhou Automobile Group Co Ltd, Cl H	3,030,000	2,605
Hong Kong Exchanges & Clearing Ltd	26,700	1,076
Jiumaojiu International Holdings	853,000	1,678
Kingsoft	269,200	818
Man Wah Holdings Ltd	1,160,000	917
NetEase	249,770	4,460
New Horizon Health Ltd *	317,000	810
Orient Overseas International Ltd	14,000	390
PAX Global Technology Ltd	2,215,000	2,117
Shandong Weigao Group Medical Polymer Co Ltd, Cl H	973,600	1,321
Shanghai Pharmaceuticals Holding Co Ltd, Cl H	276,800	402
Skyworth Group Ltd	490,000	244
Techtronic Industries Co Ltd	261,000	3,079
Towngas Smart Energy	2,393,000	1,050
Truly International Holdings	2,848,000	624
Uni-President China Holdings Ltd	2,024,000	1,743
Vinda International Holdings Ltd	940,000	2,627

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
WH Group Ltd	1,220,315	$831
WuXi AppTec Co Ltd, Cl H	236,244	2,667
Wuxi Biologics Cayman Inc *	111,500	984
Xinyi Solar Holdings Ltd	2,507,000	3,448
Yadea Group Holdings Ltd	1,924,000	3,670
Zoomlion Heavy Industry Science and Technology Co Ltd	5,145,300	2,319
		72,914

Hungary — 0.6%
MOL Hungarian Oil & Gas PLC	391,059	2,686
Richter Gedeon Nyrt	161,431	3,244
		5,930

Iceland — 0.4%
Islandsbanki HF	4,320,225	3,990
India — 11.0%
Apollo Tyres Ltd	270,869	845
Aster DM Healthcare *	700,241	1,931
Axis Bank Ltd	42,008	392
Bank of Baroda	625,781	1,013
Bata India Ltd	71,483	1,728
Bharat Electronics Ltd	116,272	444
Coal India Ltd	357,470	1,045
Computer Age Management Services	26,993	772
CreditAccess Grameen *	137,213	1,698
Divi's Laboratories Ltd	65,474	2,956
GAIL India Ltd	1,126,689	1,914
Genus Power Infrastructures	1,455,778	1,524
HCL Technologies Ltd	343,500	3,996
HDFC Bank Ltd	141,304	2,590
Hero MotoCorp Ltd	93,115	3,280
Hindalco Industries Ltd	217,125	1,178
Housing Development Finance Corp Ltd	156,751	4,746
ICICI Bank Ltd ADR	367,131	8,018
Indian Energy Exchange Ltd	428,678	854
Info Edge India Ltd	7,138	384
Infosys Ltd	123,632	2,279
Infosys Ltd ADR	79,713	1,459
Ipca Laboratories	105,415	1,193
ITC Ltd	333,909	1,334
Kotak Mahindra Bank Ltd	166,884	3,959
KPIT Technologies Ltd	457,289	3,159
Lemon Tree Hotels *	2,037,362	1,765
Mahindra & Mahindra Ltd	54,884	891
Marico	81,217	533
Mindtree Ltd	28,733	1,169
Narayana Hrudayalaya	307,780	2,691
NTPC Ltd	331,565	680
Oil & Natural Gas Corp Ltd	2,744,692	4,751
Petronet LNG Ltd	736,273	2,031
Phoenix Mills	159,716	2,793
PI Industries	36,398	1,556

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
PNC Infratech Ltd	388,483	$1,370
Power Grid Corp of India Ltd	955,942	2,737
PTC India Ltd	550,922	582
PVR Ltd *	117,443	2,668
Quess	233,384	1,661
REC Ltd	548,627	745
Reliance Industries Ltd	17,435	571
SBI Cards & Payment Services	13,898	159
Shriram Transport Finance Co Ltd	134,304	2,254
Star Health & Allied Insurance *	104,454	950
State Bank of India	129,472	852
Sun Pharmaceutical Industries	147,924	1,651
Tata Consultancy Services Ltd	96,599	3,853
Tata Steel	1,085,024	1,457
Torrent Pharmaceuticals Ltd	81,109	1,567
Trent	4,572	80
UPL Ltd	362,471	3,472
Varun Beverages Ltd	386,268	4,982
Vedanta Ltd	291,663	978
VST Tillers Tractors	28,243	890
WNS Holdings Ltd ADR *	73,494	6,192
Zomato *	332,794	238
		113,460

Indonesia — 3.7%
Adaro Energy Indonesia Tbk PT	2,422,600	578
Astra International Tbk PT	848,400	398
Bank Central Asia Tbk PT	4,321,400	2,386
Bank Mandiri Persero Tbk PT	1,596,500	950
Bank Rakyat Indonesia Persero Tbk PT	31,883,576	9,311
Bukit Asam Tbk PT	270,500	77
Cisarua Mountain Dairy TBK	10,816,900	3,185
Indo Tambangraya Megah Tbk PT	176,900	469
Indofood Sukses Makmur Tbk PT	834,600	350
Kalbe Farma Tbk PT	2,762,000	312
Media Nusantara Citra Tbk PT	18,370,600	1,131
Medikaloka Hermina Tbk PT	77,974,500	7,837
Merdeka Copper Gold Tbk PT *	3,428,810	986
Pakuwon Jati Tbk PT	120,515,984	3,928
Surya Esa Perkasa	11,159,300	837
Telkom Indonesia Persero Tbk PT	1,168,400	358
Ultrajaya Milk Industry & Trading Co Tbk PT	31,400,000	3,120
United Tractors Tbk PT	233,000	531
Vale Indonesia *	3,618,800	1,483
		38,227

Kenya — 0.5%
ARM Cement Ltd *	10	–
East African Breweries Ltd *	1,609,700	2,022
Equity Group Holdings PLC/Kenya	6,830,963	2,728
		4,750

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kuwait — 0.0%
Agility Public Warehousing KSC	161,616	$441
Malaysia — 0.1%
Kuala Lumpur Kepong	201,500	1,041
Sime Darby Plantation Bhd	73,300	73
		1,114

Mexico — 1.7%
Alfa SAB de CV, Cl A	649,000	411
Arca Continental SAB de CV	103,148	699
Banco del Bajio SA	234,700	493
Coca-Cola Femsa ADR	7,603	466
Gruma SAB de CV, Cl B	111,240	1,218
Grupo Aeroportuario del Centro Norte SAB de CV, Cl B	300,808	1,972
Grupo Aeroportuario del Sureste SAB de CV ADR	10,850	2,294
Grupo Financiero Banorte SAB de CV, Cl O	938,100	5,551
Grupo Mexico SAB de CV, Ser B	391,500	1,477
Megacable Holdings SAB de CV	282,600	594
Wal-Mart de Mexico SAB de CV	647,890	2,127
		17,302

Netherlands — 0.1%
BE Semiconductor Industries NV	23,052	1,096
Nigeria — 0.4%
Nigerian Breweries	3,989,043	423
Zenith Bank PLC	76,698,031	3,918
		4,341

Pakistan — 0.3%
United Bank Ltd/Pakistan	6,175,348	3,295
Philippines — 2.8%
ACEN	929,277	124
AllHome Corp	17,413,000	1,369
Alliance Global Group Inc	19,991,310	3,570
Ayala Corp	309,759	3,860
Ayala Land Inc	5,943,100	3,017
Century Pacific Food	2,522,700	1,114
GT Capital Holdings Inc	387,410	3,318
Metropolitan Bank & Trust Co	1,873,410	1,751
Monde Nissin Corp *	8,915,200	2,616
Robinsons Land Corp	8,086,500	2,700
Universal Robina Corp	2,020,330	4,385
Wilcon Depot Inc	2,031,300	1,083
		28,907

Poland — 0.5%
Bank Polska Kasa Opieki SA	44,043	610
Cyfrowy Polsat SA	169,342	700
Dino Polska SA *	31,884	2,330
KGHM Polska Miedz SA	79,880	1,499
		5,139

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Qatar — 0.1%
Industries Qatar QSC	175,376	$872
Qatar Gas Transport Co Ltd	70,865	78
		950

Russia — 0.0%
Gazprom PJSC ADR * (A)	503,042	–
LUKOIL PJSC ADR (A)	107,182	–
Mobile TeleSystems PJSC ADR (A)	556,416	–
Moscow Exchange PJSC * (A)	945,410	–
Ozon Holdings ADR * (A)	30,008	–
Sberbank of Russia PJSC ADR * (A)	93,380	–
Surgutneftegas PJSC ADR * (A)	416,721	–
Yandex NV, Cl A * (A)	50,933	–
		–
		–

Saudi Arabia — 2.6%
Abdullah Al Othaim Markets Co	2,416	82
Al Rajhi Bank *	46,774	1,120
Arab National Bank	48,748	389
Arabian Internet & Communications Services Co	5,009	370
Bank Al-Jazira	61,953	387
Dr Sulaiman Al Habib Medical Services Group Co	8,079	429
Etihad Etisalat Co	38,816	377
Jarir Marketing Co	21,620	987
Nahdi Medical	109,670	5,633
Riyad Bank	70,355	662
SABIC Agri-Nutrients Co	54,842	2,532
Sahara International Petrochemical Co	66,023	834
Saudi Arabian Mining *	4,526	89
Saudi Arabian Oil Co	163,421	1,628
Saudi Electricity Co	77,245	517
Saudi National Bank	437,928	8,121
Saudi Tadawul Group Holding	5,407	327
Saudi Telecom Co	95,790	1,063
Savola Group	46,197	400
United Electronics Co	32,591	1,036
		26,983

South Africa — 2.6%
Absa Group Ltd	92,966	968
Aspen Pharmacare Holdings Ltd	158,278	1,365
Bidvest Group Ltd/The	55,852	704
Capitec Bank Holdings Ltd	17,626	2,106
Exxaro Resources Ltd	32,260	413
FirstRand Ltd	264,810	994
Gold Fields Ltd	102,412	831
Growthpoint Properties ‡	947,494	708
Impala Platinum Holdings Ltd	46,202	487
Kumba Iron Ore Ltd	25,085	558
Mr Price Group Ltd	247,484	2,694
Naspers Ltd, Cl N	54,009	7,653

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Nedbank Group Ltd	157,856	$1,873
Sanlam Ltd	138,403	432
Sappi Ltd	235,393	631
Sasol Ltd *	48,324	934
Sibanye Stillwater Ltd	725,244	1,628
Vodacom Group Ltd	219,690	1,625
		26,604

South Korea — 10.3%
BGF retail Co Ltd	6,760	810
Cheil Worldwide Inc	79,642	1,298
CJ CheilJedang Corp	21,468	6,512
CJ ENM Co Ltd	22,563	1,645
Coway Co Ltd	55,367	2,627
DB Insurance Co Ltd	7,640	340
Dentium Co Ltd	23,645	1,538
DL E&C Co Ltd	12,060	366
Ecopro	17,205	1,423
Eugene Technology Co Ltd	22,483	456
GS Holdings Corp	4,697	161
Han Kuk Carbon	88,154	948
Hana Financial Group Inc	259,221	7,555
Hana Materials Inc	34,269	963
Hankook Tire & Technology Co Ltd	44,082	1,243
Hansol Chemical Co Ltd	12,042	1,945
Hanwha Corp	32,257	763
Hyundai Glovis Co Ltd	2,997	393
Hyundai Marine & Fire Insurance Co Ltd	18,938	444
Hyundai Mipo Dockyard Co Ltd	42,711	3,391
Hyundai Mobis Co Ltd	9,266	1,478
KB Financial Group Inc	45,786	1,681
KH Vatec	54,735	771
Kia Corp	100,846	6,044
Korea Gas Corp	16,924	548
Kumho Petrochemical	6,942	670
LG Chemical	9,267	4,338
LG Corp	15,830	966
LG Electronics Inc	49,584	3,710
LG Innotek Co Ltd	3,141	799
Lotte Chemical Corp	11,892	1,544
LX INTERNATIONAL CORP	19,192	618
LX Semicon Co Ltd	17,752	1,249
Meritz Fire & Marine Insurance Co Ltd	54,320	1,551
Mirae Asset Securities Co Ltd	41,609	203
NAVER Corp	6,968	1,236
POSCO Holdings ADR	16,757	788
POSCO Holdings Inc	4,402	833
PSK Inc	34,875	883
Samsung Electronics Co Ltd	589,728	26,125
Samsung Securities Co Ltd	6,707	169
SK Chemicals	12,390	898
SK Hynix Inc	75,969	5,341

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
SK Telecom Co Ltd	73,582	$2,855
SKC Co Ltd	12,605	1,133
SL Corp	108,524	3,094
S-Oil Corp	6,772	514
Woori Financial Group Inc	55,480	502
Youngone Corp	36,981	1,224
		106,586

Taiwan — 11.9%
Airtac International Group	56,019	1,502
Alchip Technologies Ltd	100,000	2,766
Arcadyan Technology Corp	497,000	1,869
ASPEED Technology Inc	25,430	1,674
Asustek Computer Inc	46,000	383
AUO	1,583,000	864
Bizlink Holding Inc	185,000	2,050
Chailease Holding Co Ltd	525,203	3,372
ChipMOS Technologies	188,000	219
CTBC Financial Holding Co Ltd	6,296,000	4,823
Delta Electronics Inc	195,000	1,670
E Ink Holdings Inc	488,000	3,795
Elite Material	154,000	810
Evergreen Marine Corp Taiwan Ltd	481,000	1,378
Fubon Financial Holding Co Ltd	1,532,100	2,873
Fulgent Sun International Holding Co Ltd	335,000	2,073
Gigabyte Technology Co Ltd	151,000	421
Hon Hai Precision Industry Co Ltd	759,912	2,706
Ingentec	380,070	2,348
King Yuan Electronics Co Ltd	88,000	107
Lite-On Technology Corp	466,862	1,005
Macronix International Co Ltd	2,579,000	2,768
MediaTek Inc	43,357	938
Micro-Star International Co Ltd	985,000	3,688
momo.com Inc	101,200	2,400
Nien Made Enterprise Co Ltd	122,000	1,127
Primax Electronics Ltd	215,000	470
Sercomm	99,000	314
Silergy Corp	104,288	1,788
Sino-American Silicon Products Inc	224,000	1,221
Sitronix Technology Corp	58,000	359
Taiwan Business Bank	3,530,985	1,480
Taiwan Paiho Ltd	422,000	876
Taiwan Semiconductor Manufacturing Co Ltd	2,353,000	38,518
Taiwan Semiconductor Manufacturing Co Ltd ADR	126,926	10,579
Tong Yang Industry	434,000	774
Unimicron Technology Corp	486,000	2,381
United Microelectronics Corp	3,904,000	5,194
Voltronic Power Technology Corp	50,950	2,875
Winbond Electronics Corp	972,000	700
Wiwynn Corp *	126,000	3,154

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Yang Ming Marine Transport Corp	433,000	$1,109
Yuanta Financial Holding Co Ltd	1,223,640	812
		122,233

Thailand — 3.4%
AP Thailand	514,100	141
Bangkok Bank	851,100	3,191
Bangkok Chain Hospital	930,800	476
Bangkok Dusit Medical Services PCL, Cl F	853,200	684
Bangkok Life Assurance NVDR	1,264,400	1,231
Central Plaza Hotel PCL	1,501,600	1,756
Fabrinet *	20,469	2,105
Home Product Center PCL	9,058,645	3,451
Humanica	3,893,900	1,342
Indorama Ventures	409,900	485
JMT Network Services PCL	1,236,800	2,642
Kasikornbank PCL	128,800	541
Kasikornbank PCL NVDR	983,900	4,133
Kiatnakin Bank PCL	225,900	448
Krung Thai Bank PCL	1,303,000	603
Land & Houses	3,851,200	940
Major Cineplex Group NVDR	2,051,900	1,068
PTT Exploration & Production	258,400	1,195
PTT PCL	148,100	153
PTT PCL NVDR	5,274,300	5,419
Sri Trang Agro-Industry PCL	3,220,300	1,993
Thai Union Group PCL, Cl F	2,563,500	1,229
		35,226

Turkey — 0.5%
Akbank TAS	1,430,833	922
BIM Birlesik Magazalar AS	344,052	2,064
Ford Otomotiv Sanayi AS	25,329	460
KOC Holding AS	128,281	320
Turk Hava Yollari AO *	187,120	750
Turkiye Petrol Rafinerileri *	39,716	783
		5,299

United Arab Emirates — 2.1%
Abu Dhabi Commercial Bank PJSC	387,047	955
Abu Dhabi Ports PJSC *	228,473	314
ADNOC Drilling PJSC	326,506	325
Aldar Properties PJSC	329,494	431
Dubai Islamic Bank PJSC	1,831,651	2,913
Emaar Development PJSC	5,231,220	6,828
Emaar Properties PJSC	5,639,192	9,584
		21,350

United Kingdom — 4.7%
Airtel Africa	1,100,081	1,692
Endava PLC ADR *	9,253	934
Energean PLC *	582,162	8,756
Fertiglobe PLC	429,062	655

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Halyk Savings Bank of Kazakhstan JSC GDR *	663,101	$7,220
Hikma Pharmaceuticals PLC	46,490	710
Hochschild Mining PLC	3,723,169	2,808
NAC Kazatomprom JSC GDR	189,669	6,010
Nova Ljubljanska Banka dd GDR	350,045	4,241
OTP Bank PLC	101,407	2,150
SEPLAT Energy	3,037,908	4,180
SolGold PLC *	6,774,749	1,569
TBC Bank Group PLC	180,118	3,718
TCS Group Holding GDR *	22,288	–
Tullow Oil PLC *	2,661,939	1,497
WAG Payment Solutions *	1,509,678	1,618
Wizz Air Holdings PLC *	42,968	1,063
		48,821

United States — 1.2%
Adecoagro	10,560	97
Coupang, Cl A *	49,461	836
Credicorp Ltd	34,703	4,473
Dlocal, Cl A *	25,675	639
EPAM Systems Inc *	5,716	2,438
Freshworks, Cl A *	32,853	447
Globant SA *	10,221	2,154
IHS Holding *	191,059	1,238
		12,322

Vietnam — 1.7%
Ho Chi Minh City Development Joint Stock Commercial Bank *	1,964,670	2,230
Hoa Phat Group JSC	1,203,946	1,179
Military Commercial Joint Stock Bank *	5,578,897	5,634
Vietnam Technological & Commercial Joint Stock Bank *	1,612,520	2,671
Vincom Retail JSC *	2,196,659	2,586
Vinhomes JSC	1,384,500	3,594
		17,894

Zambia — 0.5%
First Quantum Minerals Ltd	271,769	4,823
Total Common Stock
(Cost $1,008,440) ($ Thousands)		981,567

PREFERRED STOCK (B) — 1.4%
Brazil — 0.3%
Cia Energetica de Minas Gerais	866,580	2,034
Cia Paranaense de Energia	429,400	577
		2,611

Colombia — 0.1%
Banco Davivienda SA	215,784	1,512

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK (continued)
South Korea — 1.0%
Hyundai Motor Co	49,523	$3,399
LG Chem Ltd	10,638	2,377
LG Electronics Inc *	25,035	879
Samsung Electronics Co Ltd	86,025	3,480
		10,135

Total Preferred Stock
(Cost $18,346) ($ Thousands)		14,258

	Number of Warrants
WARRANTS — 0.1%
India — 0.1%
Voltas, Expires 05/28/2023 *	134,600	1,683

Total Warrants
(Cost $693) ($ Thousands)		1,683

	Number of Rights
RIGHTS — 0.0%
Taiwan — 0.0%
Acer *‡‡	4,089	–
Total Rights
(Cost $—) ($ Thousands)		–

	Shares
CASH EQUIVALENT — 1.3%
SEI Daily Income Trust, Government Fund, Cl F
1.840%**†	13,342,525	13,343

Total Cash Equivalent
(Cost $13,343) ($ Thousands)		13,343

Total Investments in Securities — 98.1%
(Cost $1,040,822) ($ Thousands)		$1,010,851

A list of the open futures contracts held by the Fund at August 31, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)
Long Contracts
MSCI Emerging Markets	319	Sep-2022	$15,986	$15,661	$(325)

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Emerging Markets Equity Fund (Concluded)

Percentages are based on Net Assets of $1,029,983 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2022.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	No interest rate available.

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt
JSC — Joint-Stock Company
Ltd — Limited
MSCI — Morgan Stanley Capital International
NVDR — Non-Voting Depositary Receipt
PCL — Public Company Limited
PJSC — Public Joint-Stock Company
PLC — Public Limited Company
Ser — Series

The following is a summary of the level of inputs used as of August 31, 2022, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)		Level 2 ($)	Level 3 ($)(1)		Total ($)
Common Stock	980,340		1,227	–	(2)	981,567
Preferred Stock	14,258		–	–		14,258
Warrant	–		1,683	–		1,683
Rights	–	(2)	–	–		–
Cash Equivalent	13,343		–	–		13,343
Total Investments in Securities	1,007,941		2,910	–	(2)	1,010,851

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Depreciation	(325)	–	–	(325)
Total Other Financial Instruments	(325)	–	–	(325)

(1) A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

(2) This category includes securities with a value of $—.

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2022 ($ Thousands):

Security Description	Value 5/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 8/31/2022	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$23,698	$45,152	$(55,507)	$—	$—	$13,343	13,342,525	$72	$—

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Opportunistic Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 36.3%
Agency Mortgage-Backed Obligations — 1.4%
FHLMC ARM
3.716%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.250%, 06/01/2035(A)	$373	$384
3.077%, ICE LIBOR USD 12 Month + 2.470%, 03/01/2036(A)	492	508
FHLMC Multifamily Structured Pass-Through Certificates, Ser K028, Cl X1, IO
0.337%, 02/25/2023(A)	132,355	68
FHLMC REMIC, Ser 2010-83, Cl BA
5.000%, 08/25/2040	109	110
FNMA
6.000%, 09/01/2039 to 04/01/2040	233	251
3.000%, 12/01/2030	302	295
FNMA ARM
4.034%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.220%, 08/01/2034(A)	462	477
3.574%, ICE LIBOR USD 6 Month + 1.580%, 07/01/2034(A)	85	86
3.550%, ICE LIBOR USD 12 Month + 1.800%, 05/01/2034(A)	118	121
3.358%, ICE LIBOR USD 12 Month + 1.777%, 09/01/2034(A)	322	320
3.013%, ICE LIBOR USD 12 Month + 1.601%, 06/01/2035(A)	48	48
2.915%, ICE LIBOR USD 12 Month + 1.665%, 04/01/2033(A)	101	101
2.882%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.193%, 10/01/2024(A)	3	3
2.867%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.205%, 05/01/2035(A)	115	118
2.827%, ICE LIBOR USD 12 Month + 1.565%, 05/01/2037(A)	274	280
2.826%, ICE LIBOR USD 12 Month + 1.873%, 10/01/2033(A)	109	113
2.669%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.184%, 07/01/2036(A)	423	438
2.463%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.332%, 04/01/2034(A)	229	236
2.390%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.141%, 10/01/2033(A)	281	285
2.220%, ICE LIBOR USD 6 Month + 1.433%, 03/01/2035(A)	192	196
2.020%, ICE LIBOR USD 12 Month + 1.770%, 10/01/2033(A)	117	116

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
1.815%, ICE LIBOR USD 12 Month + 1.490%, 10/01/2035(A)	$300	$307
FNMA CMO, Ser 2012-137, Cl UE
1.750%, 09/25/2041	103	98
FNMA, Ser 2017-M13, Cl FA
2.520%, ICE LIBOR USD 1 Month + 0.400%, 10/25/2024(A)	57	57
FREMF Mortgage Trust, Ser 2013-K28, Cl C
3.608%, 06/25/2046(A)(B)	1,460	1,445
GNMA ARM
3.440%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.410%, 09/20/2060 to 11/20/2060 (A)	672	678
3.115%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.125%, 11/20/2060(A)	863	866
GNMA, Ser 2015-171, Cl IO, IO
0.804%, 11/16/2055(A)	10,364	328

		8,333
Non-Agency Mortgage-Backed Obligations — 34.9%
280 Park Avenue Mortgage Trust, Ser 2017-280P, Cl D
3.907%, ICE LIBOR USD 1 Month + 1.536%, 09/15/2034(A)(B)	3,000	2,858
Adjustable Rate Mortgage Trust, Ser 2005-1, Cl 5M1
3.494%, ICE LIBOR USD 1 Month + 1.050%, 05/25/2035(A)	1,650	1,575
Angel Oak Mortgage Trust I LLC, Ser 2018-3, Cl A1
3.649%, 09/25/2048(A)(B)	5	5
Angel Oak Mortgage Trust I LLC, Ser 2019-1, Cl A1
3.920%, 11/25/2048(A)(B)	25	25
Angel Oak Mortgage Trust I LLC, Ser 2019-2, Cl A1
3.628%, 03/25/2049(A)(B)	5	5
Angel Oak Mortgage Trust I LLC, Ser 2019-4, Cl A1
2.993%, 07/26/2049(A)(B)	11	11
Angel Oak Mortgage Trust, Ser 2020-1, Cl A1
2.466%, 12/25/2059(A)(B)	16	16
Angel Oak Mortgage Trust, Ser 2020-2, Cl A1A
2.531%, 01/26/2065(A)(B)	83	80
Angel Oak Mortgage Trust, Ser 2020-3, Cl A1
1.691%, 04/25/2065(A)(B)	107	100

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Angel Oak Mortgage Trust, Ser 2020-4, Cl A1
1.469%, 06/25/2065(A)(B)	$45	$43
Angel Oak Mortgage Trust, Ser 2020-5, Cl A1
1.373%, 05/25/2065(A)(B)	433	409
Angel Oak Mortgage Trust, Ser 2020-R1, Cl A1
0.990%, 04/25/2053(A)(B)	86	83
Angel Oak Mortgage Trust, Ser 2021-1, Cl A1
0.909%, 01/25/2066(A)(B)	203	182
Angel Oak Mortgage Trust, Ser 2021-2, Cl A1
0.985%, 04/25/2066(A)(B)	950	850
Angel Oak Mortgage Trust, Ser 2021-3, Cl A1
1.068%, 05/25/2066(A)(B)	172	152
Angel Oak Mortgage Trust, Ser 2021-5, Cl A1
0.951%, 07/25/2066(A)(B)	324	286
Arroyo Mortgage Trust, Ser 2019-1, Cl A1
3.805%, 01/25/2049(A)(B)	1,199	1,150
Arroyo Mortgage Trust, Ser 2019-3, Cl A1
2.962%, 10/25/2048(A)(B)	39	37
Arroyo Mortgage Trust, Ser 2021-1R, Cl A1
1.175%, 10/25/2048(A)(B)	1,160	1,016
Ashford Hospitality Trust, Ser 2018-ASHF, Cl B
3.641%, ICE LIBOR USD 1 Month + 1.250%, 04/15/2035(A)(B)	500	482
Banc of America Funding, Ser 2005-F, Cl 4A1
3.290%, 09/20/2035(A)	31	27
Banc of America Funding, Ser 2006-D, Cl 3A1
3.404%, 05/20/2036(A)	30	27
Banc of America Funding, Ser 2006-I, Cl 1A1
3.012%, 12/20/2036(A)	1,133	1,117
Banc of America Mortgage Trust, Ser 2003-K, Cl 2A1
2.609%, 12/25/2033(A)	556	536
Banc of America Mortgage Trust, Ser 2004-A, Cl 2A2
2.632%, 02/25/2034(A)	560	555
Banc of America Mortgage Trust, Ser 2004-D, Cl 2A1
3.038%, 05/25/2034(A)	222	214
Banc of America Mortgage Trust, Ser 2005-A, Cl 2A1
2.541%, 02/25/2035(A)	10	10
BANK, Ser 2018-BN12, Cl A2
4.074%, 05/15/2061	600	596

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Bayview Commercial Asset Trust, Ser 2004-3, Cl A1
2.999%, ICE LIBOR USD 1 Month + 0.555%, 01/25/2035(A)(B)	$1,382	$1,371
BBCMS Mortgage Trust, Ser 2017-DELC, Cl B
3.546%, ICE LIBOR USD 1 Month + 1.030%, 08/15/2036(A)(B)	5,000	4,900
BBCMS Mortgage Trust, Ser 2018-TALL, Cl C
3.512%, ICE LIBOR USD 1 Month + 1.121%, 03/15/2037(A)(B)	3,000	2,738
Bear Stearns Alt-A Trust, Ser 2003-5, Cl 2A1
2.746%, 12/25/2033(A)	595	587
Bear Stearns Alt-A Trust, Ser 2004-7, Cl 2A1
3.385%, 08/25/2034(A)	1,008	994
Bear Stearns ARM Trust, Ser 2003-8, Cl 4A1
2.708%, 01/25/2034(A)	1,248	1,229
Bear Stearns ARM Trust, Ser 2004-1, Cl 21A1
2.437%, 04/25/2034(A)	180	175
Bear Stearns ARM Trust, Ser 2004-2, Cl 12A2
2.761%, 05/25/2034(A)	760	707
Bear Stearns ARM Trust, Ser 2004-3, Cl 2A
3.314%, 07/25/2034(A)	649	625
Bear Stearns ARM Trust, Ser 2004-5, Cl 2A
3.175%, 07/25/2034(A)	582	545
Bellemeade Re, Ser 2018-3A, Cl M1B
4.294%, ICE LIBOR USD 1 Month + 1.850%, 10/25/2028(A)(B)	809	808
Bellemeade Re, Ser 2019-2A, Cl M1B
3.894%, ICE LIBOR USD 1 Month + 1.450%, 04/25/2029(A)(B)	183	182
Bellemeade Re, Ser 2019-3A, Cl M1B
4.044%, ICE LIBOR USD 1 Month + 1.600%, 07/25/2029(A)(B)	886	886
Bellemeade Re, Ser 2021-1A, Cl M1A
3.933%, SOFR30A + 1.750%, 03/25/2031(A)(B)	322	323
Bellemeade Re, Ser 2021-2A, Cl M1A
3.383%, SOFR30A + 1.200%, 06/25/2031(A)(B)	854	844
Bellemeade Re, Ser 2021-3A, Cl M1A
3.183%, SOFR30A + 1.000%, 09/25/2031(A)(B)	1,000	992
Bellemeade Re, Ser 2022-1, Cl M1A
3.933%, SOFR30A + 1.750%, 01/26/2032(A)(B)	1,000	996
BFLD Trust, Ser 2020-OBRK, Cl A
4.441%, ICE LIBOR USD 1 Month + 2.050%, 11/15/2028(A)(B)	240	237
BRAVO Residential Funding Trust, Ser 2019-1, Cl A1C
3.500%, 03/25/2058(B)	471	464

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BRAVO Residential Funding Trust, Ser 2020-NQM1, Cl A1
1.449%, 05/25/2060(A)(B)	$53	$52
BRAVO Residential Funding Trust, Ser 2021-NQM1, Cl A1
0.941%, 02/25/2049(A)(B)	88	82
BRAVO Residential Funding Trust, Ser 2021-NQM2, Cl A1
0.970%, 03/25/2060(A)(B)	94	90
BRAVO Residential Funding Trust, Ser 2021-NQM3, Cl A1
1.699%, 04/25/2060(A)(B)	164	155
Bunker Hill Loan Depositary Trust, Ser 2020-1, Cl A1
1.724%, 02/25/2055(A)(B)	49	48
BWay Mortgage Trust, Ser 2013-1515, Cl A1
2.809%, 03/10/2033(B)	102	99
BX Commercial Mortgage Trust, Ser 2019-XL, Cl E
4.191%, ICE LIBOR USD 1 Month + 1.800%, 10/15/2036(A)(B)	1,062	1,033
BX Commercial Mortgage Trust, Ser 2019-XL, Cl A
3.311%, ICE LIBOR USD 1 Month + 0.920%, 10/15/2036(A)(B)	227	224
BX Commercial Mortgage Trust, Ser 2020-VKNG, Cl C
3.791%, ICE LIBOR USD 1 Month + 1.400%, 10/15/2037(A)(B)	820	786
BX Commercial Mortgage Trust, Ser 2021-ACNT, Cl B
3.642%, ICE LIBOR USD 1 Month + 1.250%, 11/15/2038(A)(B)	2,000	1,916
BX Commercial Mortgage Trust, Ser 2021-CIP, Cl C
3.862%, ICE LIBOR USD 1 Month + 1.471%, 12/15/2038(A)(B)	2,000	1,890
BX Commercial Mortgage Trust, Ser 2021-SOAR, Cl D
3.792%, ICE LIBOR USD 1 Month + 1.400%, 06/15/2038(A)(B)	1,489	1,407
BX Commercial Mortgage Trust, Ser 2021-VINO, Cl A
3.043%, ICE LIBOR USD 1 Month + 0.652%, 05/15/2038(A)(B)	240	232
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl E
4.391%, ICE LIBOR USD 1 Month + 2.000%, 09/15/2036(A)(B)	2,000	1,904

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl A
3.091%, ICE LIBOR USD 1 Month + 0.700%, 09/15/2036(A)(B)	$195	$188
BX Commercial Mortgage Trust, Ser 2022-LP2, Cl A
3.310%, TSFR1M + 1.013%, 02/15/2039(A)(B)	1,868	1,806
BX Trust, Ser 2021-LGCY, Cl A
2.897%, ICE LIBOR USD 1 Month + 0.506%, 10/15/2023(A)(B)	400	381
BX Trust, Ser 2021-SDMF, Cl B
3.129%, ICE LIBOR USD 1 Month + 0.738%, 09/15/2034(A)(B)	1,000	952
BX Trust, Ser 2022-LBA6, Cl A
3.307%, TSFR1M + 1.000%, 01/15/2039(A)(B)	210	204
BX Trust, Ser 2022-VAMF, Cl D
4.187%, TSFR1M + 1.880%, 01/15/2039(A)(B)	1,000	950
BX, Ser 2021-MFM1, Cl C
3.591%, ICE LIBOR USD 1 Month + 1.200%, 01/15/2034(A)(B)	1,000	955
BXHPP Trust, Ser 2021-FILM, Cl C
3.491%, ICE LIBOR USD 1 Month + 1.100%, 08/15/2036(A)(B)	2,530	2,356
CAMB Commercial Mortgage Trust, Ser 2019-LIFE, Cl B
3.641%, ICE LIBOR USD 1 Month + 1.250%, 12/15/2037(A)(B)	3,000	2,932
CAMB Commercial Mortgage Trust, Ser 2019-LIFE, Cl A
3.461%, ICE LIBOR USD 1 Month + 1.070%, 12/15/2037(A)(B)	2,795	2,760
CAMB Commercial Mortgage Trust, Ser 2019-LIFE, Cl E
4.541%, ICE LIBOR USD 1 Month + 2.150%, 12/15/2037(A)(B)	2,000	1,940
Chase Mortgage Finance Trust, Ser 2007-A1, Cl 7A1
3.725%, 02/25/2037(A)	154	154
Chase Mortgage Finance Trust, Ser 2007-A2, Cl 2A3
3.133%, 06/25/2035(A)	279	278
CHL Mortgage Pass-Through Trust, Ser 2004-8, Cl 2A1
4.500%, 06/25/2019	6	1
CIM Trust, Ser 2017-7, Cl A
3.000%, 04/25/2057(A)(B)	41	41
Citigroup Commercial Mortgage Trust, Ser 2006-C4, Cl C
6.517%, 03/15/2049(A)	130	129

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust, Ser 2018-TBR, Cl A
3.221%, ICE LIBOR USD 1 Month + 0.830%, 12/15/2036(A)(B)	$4,000	$3,907
Cold Storage Trust, Ser 2020-ICE5, Cl D
4.491%, ICE LIBOR USD 1 Month + 2.100%, 11/15/2037(A)(B)	1,474	1,436
COLT Funding LLC, Ser 2021-3R, Cl A1
1.051%, 12/25/2064(A)(B)	111	102
COLT Mortgage Loan Trust, Ser 2020-2R, Cl A1
1.325%, 10/26/2065(A)(B)	44	41
COLT Mortgage Loan Trust, Ser 2020-3, Cl A1
1.506%, 04/27/2065(A)(B)	29	28
COLT Mortgage Loan Trust, Ser 2021-1, Cl A1
0.910%, 06/25/2066(A)(B)	137	120
COLT Mortgage Loan Trust, Ser 2021-2, Cl A1
0.924%, 08/25/2066(A)(B)	2,647	2,255
COLT Mortgage Loan Trust, Ser 2021-2R, Cl A1
0.798%, 07/27/2054(B)	63	58
COLT Mortgage Loan Trust, Ser 2021-4, Cl A2
1.500%, 10/25/2066(A)(B)	1,752	1,512
COLT Mortgage Loan Trust, Ser 2021-4, Cl A1
1.397%, 10/25/2066(A)(B)	350	303
COLT Mortgage Loan Trust, Ser 2021-5, Cl A1
1.726%, 11/26/2066(A)(B)	903	807
COLT Mortgage Loan Trust, Ser 2021-HX1, Cl A1
1.110%, 10/25/2066(A)(B)	359	312
COLT Mortgage Loan Trust, Ser 2022-7, Cl A1
5.162%, 04/25/2067(B)(C)	986	983
COLT Mortgage Pass-Through Certificates, Ser 2021-1R, Cl A1
0.857%, 05/25/2065(A)(B)	125	115
COMM Mortgage Trust, Ser 2013-300P, Cl E
4.540%, 08/10/2030(A)(B)	800	746
COMM Mortgage Trust, Ser 2013-CR10, Cl XA, IO
0.804%, 08/10/2046(A)	29,838	122
COMM Mortgage Trust, Ser 2014-CR14, Cl XA, IO
0.662%, 02/10/2047(A)	24,486	138
COMM Mortgage Trust, Ser 2014-CR15, Cl D
4.820%, 02/10/2047(A)(B)	700	675

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust, Ser 2015-CR23, Cl C
4.428%, 05/10/2048(A)	$500	$477
Commercial Mortgage Pass-Through Certificates, Ser 2017-PANW, Cl A
3.244%, 10/10/2029(B)	700	670
Connecticut Avenue Securities Trust, Ser 2021-R01, Cl 1M1
2.933%, SOFR30A + 0.750%, 10/25/2041(A)(B)	290	289
Connecticut Avenue Securities Trust, Ser 2022-R02, Cl 2M1
3.383%, SOFR30A + 1.200%, 01/25/2042(A)(B)	1,548	1,537
Connecticut Avenue Securities Trust, Ser 2022-R03, Cl 1M1
4.283%, SOFR30A + 2.100%, 03/25/2042(A)(B)	874	874
Connecticut Avenue Securities Trust, Ser 2022-R04, Cl 1M1
4.183%, SOFR30A + 2.000%, 03/25/2042(A)(B)	871	870
Connecticut Avenue Securities Trust, Ser 2022-R05, Cl 2M1
4.083%, SOFR30A + 1.900%, 04/25/2042(A)(B)	445	446
Connecticut Avenue Securities Trust, Ser 2022-R07, Cl 1M1
5.158%, SOFR30A + 2.950%, 06/25/2042(A)(B)	1,339	1,360
Credit Suisse First Boston Mortgage Securities, Ser 2005-5, Cl 3A2
2.744%, ICE LIBOR USD 1 Month + 0.300%, 07/25/2035(A)	430	429
Credit Suisse Mortgage Capital Certificates, Ser 2021-NQM4, Cl A1
1.101%, 05/25/2066(A)(B)	187	160
CSFB Mortgage-Backed Pass-Through Certificates, Ser 2004-AR5, Cl 6A1
2.794%, 06/25/2034(A)	1,192	1,166
CSMC Trust, Ser 2019-AFC1, Cl A1
2.573%, 07/25/2049(B)(C)	251	238
CSMC Trust, Ser 2021-AFC1, Cl A1
0.830%, 03/25/2056(A)(B)	150	126
CSMC, Ser 2021-NQM1, Cl A1
0.809%, 05/25/2065(A)(B)	152	144
CSMC, Ser 2021-NQM3, Cl A1
1.015%, 04/25/2066(A)(B)	265	233
DBCG Mortgage Trust, Ser 2017-BBG, Cl C
3.392%, ICE LIBOR USD 1 Month + 1.000%, 06/15/2034(A)(B)	1,100	1,067

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
DBGS Mortgage Trust, Ser 2018-BIOD, Cl A
3.172%, ICE LIBOR USD 1 Month + 0.803%, 05/15/2035(A)(B)	$2,741	$2,707
Deephaven Residential Mortgage Trust, Ser 2021-1, Cl A1
0.715%, 05/25/2065(A)(B)	47	43
Deephaven Residential Mortgage Trust, Ser 2021-2, Cl A1
0.899%, 04/25/2066(A)(B)	62	55
Deephaven Residential Mortgage Trust, Ser 2021-2, Cl A3
1.260%, 04/25/2066(A)(B)	623	555
Eagle Re, Ser 2020-1, Cl M1A
3.344%, ICE LIBOR USD 1 Month + 0.900%, 01/25/2030(A)(B)	259	259
Eagle Re, Ser 2021-2, Cl M1A
3.733%, SOFR30A + 1.550%, 04/25/2034(A)(B)	3,000	2,988
Ellington Financial Mortgage Trust, Ser 2019-2, Cl A2
2.892%, 11/25/2059(A)(B)	444	426
Ellington Financial Mortgage Trust, Ser 2020-2, Cl A1
1.178%, 10/25/2065(A)(B)	577	544
Ellington Financial Mortgage Trust, Ser 2021-1, Cl A1
0.797%, 02/25/2066(A)(B)	835	750
Ellington Financial Mortgage Trust, Ser 2021-2, Cl A1
0.931%, 06/25/2066(A)(B)	98	86
ELP Commercial Mortgage Trust, Ser 2021-ELP, Cl A
3.093%, ICE LIBOR USD 1 Month + 0.701%, 11/15/2038(A)(B)	350	338
FHLMC STACR REMIC Trust, Ser 2021-DNA3, Cl M1
2.933%, SOFR30A + 0.750%, 10/25/2033(A)(B)	817	812
FHLMC STACR REMIC Trust, Ser 2021-DNA5, Cl M2
3.833%, SOFR30A + 1.650%, 01/25/2034(A)(B)	223	222
FHLMC STACR REMIC Trust, Ser 2021-DNA7, Cl M1
3.033%, SOFR30A + 0.850%, 11/25/2041(A)(B)	1,750	1,732
FHLMC STACR REMIC Trust, Ser 2021-HQA2, Cl M1
2.883%, SOFR30A + 0.700%, 12/25/2033(A)(B)	569	566

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC STACR REMIC Trust, Ser 2021-HQA3, Cl M1
3.033%, SOFR30A + 0.850%, 09/25/2041(A)(B)	$2,349	$2,282
FHLMC STACR REMIC Trust, Ser 2021-HQA4, Cl M1
3.133%, SOFR30A + 0.950%, 12/25/2041(A)(B)	3,000	2,914
FHLMC STACR REMIC Trust, Ser 2022-DNA1, Cl M1B
4.033%, SOFR30A + 1.850%, 01/25/2042(A)(B)	750	719
FHLMC STACR REMIC Trust, Ser 2022-DNA1, Cl M1A
3.183%, SOFR30A + 1.000%, 01/25/2042(A)(B)	1,911	1,869
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M1A
3.483%, SOFR30A + 1.300%, 02/25/2042(A)(B)	1,660	1,653
FHLMC STACR REMIC Trust, Ser 2022-DNA3, Cl M1A
4.183%, SOFR30A + 2.000%, 04/25/2042(A)(B)	1,498	1,505
FHLMC STACR REMIC Trust, Ser 2022-HQA1, Cl M1A
4.283%, SOFR30A + 2.100%, 03/25/2042(A)(B)	1,812	1,815
FHLMC STACR REMIC Trust, Ser 2022-HQA3, Cl M1A
4.108%, SOFR30A + 2.300%, 08/25/2042(A)(B)	520	523
FHLMC STACR Trust, Ser 2018-DNA2, Cl M2AS
3.394%, ICE LIBOR USD 1 Month + 0.950%, 12/25/2030(A)(B)	2,145	2,132
FHLMC STACR Trust, Ser 2019-FTR2, Cl M1
3.394%, ICE LIBOR USD 1 Month + 0.950%, 11/25/2048(A)(B)	1,174	1,168
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA3, Cl M3
7.144%, ICE LIBOR USD 1 Month + 4.700%, 04/25/2028(A)	239	249
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2021-DNA2, Cl M1
2.983%, SOFR30A + 0.800%, 08/25/2033(A)(B)	648	646
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2022-HQA2, Cl M1A
4.833%, SOFR30A + 2.650%, 07/25/2042(A)(B)	230	231

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Whole Loan Securities Trust, Ser 2016-SC01, Cl M2
3.908%, 07/25/2046(A)	$478	$453
FNMA Connecticut Avenue Securities, Ser 2014-C04, Cl 2M2
7.444%, ICE LIBOR USD 1 Month + 5.000%, 11/25/2024(A)	84	85
FNMA Connecticut Avenue Securities, Ser 2016-C03, Cl 2M2
8.344%, ICE LIBOR USD 1 Month + 5.900%, 10/25/2028(A)	149	152
FNMA Connecticut Avenue Securities, Ser 2021-R02, Cl 2M1
3.083%, SOFR30A + 0.900%, 11/25/2041(A)(B)	1,319	1,306
GCAT Trust, Ser 2020-NQM2, Cl A1
1.555%, 04/25/2065(B)(C)	51	48
GCAT Trust, Ser 2021-CM1, Cl A
1.469%, 04/25/2065(A)(B)	228	218
GCAT Trust, Ser 2021-NQM1, Cl A1
0.874%, 01/25/2066(A)(B)	914	837
GCAT Trust, Ser 2021-NQM3, Cl A1
1.091%, 05/25/2066(A)(B)	157	138
GCAT Trust, Ser 2021-NQM5, Cl A1
1.262%, 07/25/2066(A)(B)	538	452
GS Mortgage Securities Trust, Ser 2011-GC3, Cl X, IO
0.291%, 03/10/2044(A)(B)	966	–
GS Mortgage Securities Trust, Ser 2020-DUNE, Cl B
3.741%, ICE LIBOR USD 1 Month + 1.350%, 12/15/2036(A)(B)	500	492
GS Mortgage Securities Trust, Ser 2021-STAR, Cl B
3.791%, ICE LIBOR USD 1 Month + 1.400%, 12/15/2036(A)(B)	2,000	1,917
GS Mortgage-Backed Securities Trust, Ser 2021-NQM1, Cl A2
1.275%, 07/25/2061(A)(B)	916	835
GSR Mortgage Loan Trust, Ser 2005-AR1, Cl 1A1
2.568%, 01/25/2035(A)	46	43
GSR Mortgage Loan Trust, Ser 2005-AR2, Cl 1A2
3.193%, 04/25/2035(A)	163	152
HarborView Mortgage Loan Trust, Ser 2004-6, Cl 4A
3.483%, 08/19/2034(A)	869	883
Hilton Orlando Trust, Ser 2018-ORL, Cl B
3.591%, ICE LIBOR USD 1 Month + 1.200%, 12/15/2034(A)(B)	1,000	970

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Home Re, Ser 2021-2, Cl M1A
3.433%, SOFR30A + 1.250%, 01/25/2034(A)(B)	$2,133	$2,125
HPLY Trust, Ser 2019-HIT, Cl B
3.741%, ICE LIBOR USD 1 Month + 1.350%, 11/15/2036(A)(B)	388	378
Impac CMB Trust, Ser 2004-6, Cl 1A2
3.224%, ICE LIBOR USD 1 Month + 0.780%, 10/25/2034(A)	686	665
Imperial Fund Mortgage Trust, Ser 2021-NQM1, Cl A1
1.071%, 06/25/2056(A)(B)	216	193
Imperial Fund Mortgage Trust, Ser 2021-NQM2, Cl A1
1.073%, 09/25/2056(A)(B)	164	137
Imperial Fund Mortgage Trust, Ser 2021-NQM3, Cl A1
1.595%, 11/25/2056(A)(B)	154	136
Imperial Fund Mortgage Trust, Ser 2022-NQM5, Cl A3
6.250%, 08/25/2067(B))C)	400	394
Intown Mortgage Trust, Ser 2022-STAY, Cl A
4.739%, TSFR1M + 2.489%, 08/15/2037(A)(B)	750	746
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2019-MFP, Cl B
3.551%, ICE LIBOR USD 1 Month + 1.160%, 07/15/2036(A)(B)	2,000	1,953
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2020-NNN, Cl XAFX, IO
2.032%, 01/16/2037(A)(B)	12,500	417
JPMorgan Mortgage Trust, Ser 2005-A3, Cl 6A2
3.022%, 06/25/2035(A)	211	209
JPMorgan Mortgage Trust, Ser 2005-A4, Cl 4A2
3.662%, 07/25/2035(A)	420	405
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
2.678%, 11/25/2033(A)	87	85
JPMorgan Mortgage Trust, Ser 2007-A1, Cl 1A1
4.201%, 07/25/2035(A)	554	551
JPMorgan Mortgage Trust, Ser 2007-A1, Cl 5A2
2.494%, 07/25/2035(A)	325	319
JPMorgan Mortgage Trust, Ser 2007-A4, Cl 1A1
3.457%, 06/25/2037(A)	28	23

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Mortgage Trust, Ser 2018-7FRB, Cl A2
3.194%, ICE LIBOR USD 1 Month + 0.750%, 04/25/2046(A)(B)	$89	$87
KNDL Mortgage Trust, Ser 2019-KNSQ, Cl A
3.191%, ICE LIBOR USD 1 Month + 0.800%, 05/15/2036(A)(B)	150	148
KNDL Mortgage Trust, Ser 2019-KNSQ, Cl E
4.191%, ICE LIBOR USD 1 Month + 1.800%, 05/15/2036(A)(B)	1,250	1,212
Life Mortgage Trust, Ser 2021-BMR, Cl E
4.141%, ICE LIBOR USD 1 Month + 1.750%, 03/15/2038(A)(B)	1,229	1,164
Life Mortgage Trust, Ser 2021-BMR, Cl D
3.791%, ICE LIBOR USD 1 Month + 1.400%, 03/15/2038(A)(B)	983	941
Life Mortgage Trust, Ser 2022-BMR2, Cl A1
3.603%, TSFR1M + 1.295%, 05/15/2039(A)(B)	2,000	1,962
LSTAR Securities Investment, Ser 2019-4, Cl A1
6.064%, ICE LIBOR USD 1 Month + 3.500%, 05/01/2024(A)(B)	168	164
MASTR Adjustable Rate Mortgages Trust, Ser 2005-6, Cl 5A1
2.862%, 07/25/2035(A)	20	18
MASTR Alternative Loan Trust, Ser 2003-5, Cl 4A1
5.500%, 07/25/2033	785	757
Mellon Residential Funding, Ser 1999-TBC3, Cl A2
2.610%, 10/20/2029(A)	114	111
Merrill Lynch Mortgage Investors Trust, Ser 2003-E, Cl A1
3.064%, ICE LIBOR USD 1 Month + 0.620%, 10/25/2028(A)	390	371
Merrill Lynch Mortgage Investors Trust, Ser 2004-1, Cl 2A1
2.709%, 12/25/2034(A)	547	525
Merrill Lynch Mortgage Investors Trust, Ser 2005-A, Cl A1
2.904%, ICE LIBOR USD 1 Month + 0.460%, 03/25/2030(A)	705	657
Merrill Lynch Mortgage Investors Trust, Ser 2005-A2, Cl A5
2.783%, 02/25/2035(A)	286	274
Merrill Lynch Mortgage Investors Trust, Ser 2005-A2, Cl A2
2.783%, 02/25/2035(A)	1,394	1,336
Merrill Lynch Mortgage Investors Trust, Ser 2005-A2, Cl A3
2.783%, 02/25/2035(A)	385	356

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch Mortgage Investors Trust, Ser 2005-A4, Cl 1A
3.022%, 07/25/2035(A)	$252	$141
Merrill Lynch Mortgage Investors Trust, Ser 2007-1, Cl 2A1
2.385%, 01/25/2037(A)	652	638
MetLife Securitization Trust, Ser 2017-1A, Cl A
3.000%, 04/25/2055(A)(B)	145	139
MFA Trust, Ser 2020-NQM1, Cl A1
1.479%, 03/25/2065(A)(B)	711	687
MFA Trust, Ser 2020-NQM3, Cl A1
1.014%, 01/26/2065(A)(B)	49	47
MFA Trust, Ser 2021-INV1, Cl A1
0.852%, 01/25/2056(A)(B)	97	90
MFA Trust, Ser 2021-NQM1, Cl A1
1.153%, 04/25/2065(A)(B)	865	796
MFA Trust, Ser 2021-NQM2, Cl A1
1.029%, 11/25/2064(A)(B)	1,304	1,155
MHC Commercial Mortgage Trust, Ser 2021-MHC, Cl D
3.992%, ICE LIBOR USD 1 Month + 1.601%, 04/15/2038(A)(B)	1,500	1,429
MHP, Ser 2021-STOR, Cl A
3.091%, ICE LIBOR USD 1 Month + 0.700%, 07/15/2038(A)(B)	105	101
MHP, Ser 2022-MHIL, Cl A
3.122%, TSFR1M + 0.815%, 01/15/2027(A)(B)	135	130
MHP, Ser 2022-MHIL, Cl B
3.421%, TSFR1M + 1.114%, 01/15/2027(A)(B)	2,000	1,915
Mill City Mortgage Loan Trust, Ser 2017-3, Cl A1
2.750%, 01/25/2061(A)(B)	120	119
Mill City Mortgage Loan Trust, Ser 2021-NMR1, Cl A1
1.125%, 11/25/2060(A)(B)	102	96
Morgan Stanley Capital I Trust, Ser 2017-CLS, Cl D
3.791%, ICE LIBOR USD 1 Month + 1.400%, 11/15/2034(A)(B)	3,400	3,366
Morgan Stanley Capital I Trust, Ser 2018-SUN, Cl A
3.291%, ICE LIBOR USD 1 Month + 0.900%, 07/15/2035(A)(B)	3,000	2,973
Morgan Stanley Mortgage Loan Trust, Ser 2004-10AR, Cl 1A
3.678%, 11/25/2034(A)	590	568
Morgan Stanley Mortgage Loan Trust, Ser 2004-5AR, Cl 3A1
2.861%, 07/25/2034(A)	301	291

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Mortgage Loan Trust, Ser 2004-8AR, Cl 4A2
3.487%, 10/25/2034(A)	$597	$594
MortgageIT Trust, Ser 2005-1, Cl 2A
3.623%, ICE LIBOR USD 1 Month + 1.250%, 02/25/2035(A)	234	227
MSCG Trust, Ser 2018-SELF, Cl A
3.291%, ICE LIBOR USD 1 Month + 0.900%, 10/15/2037(A)(B)	1,455	1,426
New Residential Mortgage Loan Trust, Ser 2017-3A, Cl A1
4.000%, 04/25/2057(A)(B)	138	133
New Residential Mortgage Loan Trust, Ser 2017-5A, Cl A1
3.944%, ICE LIBOR USD 1 Month + 1.500%, 06/25/2057(A)(B)	1,179	1,171
New Residential Mortgage Loan Trust, Ser 2017-6A, Cl A1
4.000%, 08/27/2057(A)(B)	369	356
New Residential Mortgage Loan Trust, Ser 2018-1A, Cl A1A
4.000%, 12/25/2057(A)(B)	534	515
New Residential Mortgage Loan Trust, Ser 2018-4A, Cl A1S
3.009%, ICE LIBOR USD 1 Month + 0.750%, 01/25/2048(A)(B)	2,122	2,067
New Residential Mortgage Loan Trust, Ser 2018-4A, Cl B1
3.309%, ICE LIBOR USD 1 Month + 1.050%, 01/25/2048(A)(B)	1,975	1,892
New Residential Mortgage Loan Trust, Ser 2018-4A, Cl A1M
3.159%, ICE LIBOR USD 1 Month + 0.900%, 01/25/2048(A)(B)	1,312	1,278
New Residential Mortgage Loan Trust, Ser 2020-NQM1, Cl A1
2.464%, 01/26/2060(A)(B)	79	74
New Residential Mortgage Loan Trust, Ser 2020-NQM2, Cl A1
1.650%, 05/24/2060(A)(B)	35	33
New Residential Mortgage Loan Trust, Ser 2021-NQ2R, Cl A1
0.941%, 10/25/2058(A)(B)	67	63
New Residential Mortgage Loan Trust, Ser 2021-NQM3, Cl A1
1.156%, 11/27/2056(A)(B)	274	243
Nomura Asset Acceptance Alternative Loan Trust, Ser 2004-AR3, Cl M1
3.584%, ICE LIBOR USD 1 Month + 1.140%, 11/25/2034(A)	603	600

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Oaktown Re VII, Ser 2021-2, Cl M1A
3.783%, SOFR30A + 1.600%, 04/25/2034(A)(B)	$1,000	$988
OBX Trust, Ser 2018-1, Cl A2
3.094%, ICE LIBOR USD 1 Month + 0.650%, 06/25/2057(A)(B)	849	828
OBX Trust, Ser 2020-INV1, Cl A11
3.159%, ICE LIBOR USD 1 Month + 0.900%, 12/25/2049(A)(B)	367	354
OBX Trust, Ser 2021-NQM2, Cl A1
1.101%, 05/25/2061(A)(B)	1,538	1,326
OPG Trust, Ser 2021-PORT, Cl D
3.522%, ICE LIBOR USD 1 Month + 1.131%, 10/15/2036(A)(B)	744	690
PKHL Commercial Mortgage Trust, Ser 2021-MF, Cl F
5.742%, ICE LIBOR USD 1 Month + 3.350%, 07/15/2038(A)(B)	400	377
PRPM LLC, Ser 2021-RPL1, Cl A1
1.319%, 07/25/2051(B)(C)	95	87
Radnor Re, Ser 2019-2, Cl M1B
4.194%, ICE LIBOR USD 1 Month + 1.750%, 06/25/2029(A)(B)	276	275
Radnor Re, Ser 2020-1, Cl M1A
3.394%, ICE LIBOR USD 1 Month + 0.950%, 01/25/2030(A)(B)	2,287	2,282
Radnor Re, Ser 2021-1, Cl M1B
3.883%, SOFR30A + 1.700%, 12/27/2033(A)(B)	2,000	1,968
Residential Mortgage Loan Trust, Ser 2020-1, Cl A1
2.376%, 01/26/2060(A)(B)	30	29
Sequoia Mortgage Trust, Ser 2002-10, Cl 1A
3.168%, ICE LIBOR USD 1 Month + 0.800%, 10/20/2027(A)	999	977
Sequoia Mortgage Trust, Ser 2002-9, Cl 1A
3.068%, ICE LIBOR USD 1 Month + 0.700%, 09/20/2032(A)	304	288
Sequoia Mortgage Trust, Ser 2004-12, Cl A1
2.908%, ICE LIBOR USD 1 Month + 0.540%, 01/20/2035(A)	1,613	1,510
Sequoia Mortgage Trust, Ser 2004-3, Cl A
2.057%, ICE LIBOR USD 6 Month + 0.500%, 05/20/2034(A)	306	305
Sequoia Mortgage Trust, Ser 2004-5, Cl A1
2.207%, 06/20/2034(A)	901	842
SG Residential Mortgage Trust, Ser 2021-1, Cl A1
1.160%, 07/25/2061(A)(B)	281	241
SG Residential Mortgage Trust, Ser 2021-2, Cl A1
1.737%, 12/25/2061(A)(B)	1,788	1,564

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
STAR Trust, Ser 2021-1, Cl A1
1.219%, 05/25/2065(A)(B)	$115	$108
Starwood Mortgage Residential Trust, Ser 2020-1, Cl A1
2.275%, 02/25/2050(A)(B)	10	10
Starwood Mortgage Residential Trust, Ser 2020-3, Cl A1
1.486%, 04/25/2065(A)(B)	495	479
Starwood Mortgage Residential Trust, Ser 2021-2, Cl A1
0.943%, 05/25/2065(A)(B)	61	57
Starwood Mortgage Residential Trust, Ser 2021-3, Cl A1
1.127%, 06/25/2056(A)(B)	167	137
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-9XS, Cl A
2.814%, ICE LIBOR USD 1 Month + 0.370%, 07/25/2034(A)	1,095	1,081
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-7, Cl 1A3
3.101%, 04/25/2035(A)	597	575
Thornburg Mortgage Securities Trust, Ser 2004-3, Cl A
3.184%, ICE LIBOR USD 1 Month + 0.740%, 09/25/2034(A)	1,765	1,658
Thornburg Mortgage Securities Trust, Ser 2005-1, Cl A3
2.193%, 04/25/2045(A)	777	752
Toorak Mortgage, Ser 2021-INV1, Cl A1
1.153%, 07/25/2056(A)(B)	1,619	1,459
Towd Point Mortgage Trust, Ser 2017-1, Cl A1
2.750%, 10/25/2056(A)(B)	91	90
Towd Point Mortgage Trust, Ser 2017-2, Cl A1
2.750%, 04/25/2057(A)(B)	74	73
Towd Point Mortgage Trust, Ser 2017-4, Cl A1
2.750%, 06/25/2057(A)(B)	781	756
Towd Point Mortgage Trust, Ser 2017-5, Cl A1
3.044%, ICE LIBOR USD 1 Month + 0.600%, 02/25/2057(A)(B)	676	671
Towd Point Mortgage Trust, Ser 2017-6, Cl A1
2.750%, 10/25/2057(A)(B)	175	170
Towd Point Mortgage Trust, Ser 2018-3, Cl A1
3.750%, 05/25/2058(A)(B)	772	750

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Towd Point Mortgage Trust, Ser 2019-HY1, Cl A1
3.444%, ICE LIBOR USD 1 Month + 1.000%, 10/25/2048(A)(B)	$526	$520
Towd Point Mortgage Trust, Ser 2019-HY2, Cl M2
4.344%, ICE LIBOR USD 1 Month + 1.900%, 05/25/2058(A)(B)	3,000	2,941
Towd Point Mortgage Trust, Ser 2021-SJ2, Cl A1A
2.250%, 12/25/2061(A)(B)	1,428	1,344
VASA Trust, Ser 2021-VASA, Cl B
3.641%, ICE LIBOR USD 1 Month + 1.250%, 07/15/2039(A)(B)	2,000	1,910
Velocity Commercial Capital Loan Trust, Ser 2020-1, Cl AFX
2.610%, 02/25/2050(A)(B)	811	769
Velocity Commercial Capital Loan Trust, Ser 2021-1, Cl A
1.400%, 05/25/2051(A)(B)	812	725
Verus Securitization Trust, Ser 2019-4, Cl A1
2.642%, 11/25/2059(B)(C)	26	25
Verus Securitization Trust, Ser 2019-INV3, Cl A1
2.692%, 11/25/2059(A)(B)	40	39
Verus Securitization Trust, Ser 2020-1, Cl A1
2.417%, 01/25/2060(B)(C)	14	14
Verus Securitization Trust, Ser 2020-4, Cl A1
1.502%, 05/25/2065(B)(C)	30	28
Verus Securitization Trust, Ser 2020-5, Cl A1
1.218%, 05/25/2065(B)(C)	769	725
Verus Securitization Trust, Ser 2021-1, Cl A2
1.052%, 01/25/2066(A)(B)	197	176
Verus Securitization Trust, Ser 2021-1, Cl A1
0.815%, 01/25/2066(A)(B)	965	864
Verus Securitization Trust, Ser 2021-2, Cl A1
1.031%, 02/25/2066(A)(B)	117	104
Verus Securitization Trust, Ser 2021-3, Cl A1
1.046%, 06/25/2066(A)(B)	2,672	2,367
Verus Securitization Trust, Ser 2021-4, Cl A2
1.247%, 07/25/2066(A)(B)	754	638
Verus Securitization Trust, Ser 2021-4, Cl A1
0.938%, 07/25/2066(A)(B)	147	124
Verus Securitization Trust, Ser 2021-R1, Cl A1
0.820%, 10/25/2063(A)(B)	123	115
Verus Securitization Trust, Ser 2021-R2, Cl A1
0.918%, 02/25/2064(A)(B)	955	877
Verus Securitization Trust, Ser 2021-R3, Cl A1
1.020%, 04/25/2064(A)(B)	98	93

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Verus Securitization Trust, Ser 2022-5, Cl A1
3.800%, 04/25/2067(B)(C)	$735	$702
Visio Trust, Ser 2021-1R, Cl A1
1.280%, 05/25/2056(B)	1,275	1,191
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
2.533%, 10/25/2033(A)	621	596
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
3.805%, 08/25/2033(A)	634	597
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
3.195%, 09/25/2033(A)	659	627
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR1, Cl A
2.468%, 03/25/2034(A)	1,239	1,233
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR11, Cl A
3.454%, 10/25/2034(A)	419	392
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR14, Cl A1
2.810%, 01/25/2035(A)	1,053	1,001
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR2, Cl A
2.259%, 12 Month Treas Avg + 1.400%, 04/25/2044(A)	1,442	1,411
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR9, Cl A7
3.914%, 08/25/2034(A)	1,580	1,547
WaMu Mortgage Pass-Through Certificates, Ser 2004-CB2, Cl 1A
5.000%, 07/25/2034	83	81
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-K, Cl 1A2
3.615%, 07/25/2034(A)	145	147
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-U, Cl A1
3.016%, 10/25/2034(A)	674	655

		213,018
Total Mortgage-Backed Securities
(Cost $231,005) ($ Thousands)		221,351

LOAN PARTICIPATIONS — 34.8%
Aerospace & Defense — 1.0%
Bleriot US Bidco Inc., 2021 Term Loan, 1st Lien
6.250%, LIBOR + 3.750%, 10/30/2026 (A)	1,720	1,688

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Peraton Corp., Term B Loan, 1st Lien
6.274%, LIBOR + 3.750%, 02/01/2028 (A)(D)	$1,141	$1,107
TransDigm Inc., Tranche F Refinancing Term Loan, 1st Lien
4.774%, LIBOR + 2.250%, 12/09/2025 (A)	319	310
TransDigm Inc., Tranche G Refinancing Term Loan, 1st Lien
4.774%, LIBOR + 2.250%, 08/22/2024 (A)	1,248	1,223
Ultra Electronics Holdings PLC, Dollar Denominated Term Loan, 1st Lien
7.063%, 11/17/2028 (D)	2,165	2,088
		6,416

Air Transport — 0.8%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Initial Term Loan, 1st Lien
7.460%, LIBOR + 4.750%, 04/20/2028 (A)	1,519	1,493
American Airlines Inc., 2020 Term Loan, 1st Lien
4.274%, LIBOR + 3.500%, 01/29/2027 (A)	1,103	1,012
Mileage Plus Holdings LLC (Mileage Plus Intellectual Property Assets, Ltd.), Initial Term Loan, 1st Lien
7.313%, LIBOR + 4.750%, 06/21/2027 (A)	905	918
SkyMiles IP Ltd. (Delta Air Lines, Inc.), Initial Term Loan, 1st Lien
6.460%, LIBOR + 4.000%, 10/20/2027 (A)	1,175	1,189
		4,612

Automotive — 0.2%
Belron Finance 2019 LLC, Dollar Second Incremental Loan, 1st Lien
5.063%, LIBOR + 2.500%, 10/25/2026 (A)	239	235
Holley Inc., Initial Term Loan, 1st Lien
6.711%, 11/17/2028	44	42
Truck Hero, Inc., Initial Term Loan, 1st Lien
6.024%, LIBOR + 3.750%, 01/31/2028 (A)	1,148	1,042
		1,319

Building & Development — 0.9%
Artera Services, LLC, Tranche B Term Loan, 1st Lien
5.750%, LIBOR + 2.750%, 03/06/2025 (A)	774	626

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
CP Atlas Buyer, Inc., Term B Loan, 1st Lien
6.274%, LIBOR + 3.750%, 11/23/2027 (A)	$1,718	$1,587
Kodiak BP, LLC, Initial Term Loan, 1st Lien
5.500%, LIBOR + 3.750%, 03/12/2028 (A)	2,053	1,950
Specialty Building Products Holdings LLC, Initial Term Loan, 1st Lien
6.118%, 10/15/2028 (A)(D)	818	777
SRS Distribution Inc., 2021 Refinancing Term Loan, 1st Lien
6.306%, CME Term SOFR + 4.000%, 06/02/2028 (A)	242	234
Tutor Perini Corporation, Term Loan, 1st Lien
7.127%, LIBOR + 3.500%, 08/18/2027 (A)(E)	708	658
		5,832

Business Equipment & Services — 4.0%
Asplundh Tree Expert LLC, Amendment No. 1 Term Loan, 1st Lien
4.274%, 09/07/2027 (A)	91	90
AVSC Holding Corp., 2020 B-1 Term Loan, 1st Lien
5.111%, LIBOR + 3.750%, 03/03/2025 (A)	2,430	2,236
BW Holding Inc., Amendment No. 1 Incremental Term Loan, 1st Lien
5.547%, 12/14/2028	260	244
BW Holding Inc., Delayed Draw Term Loan, 1st Lien
6.427%, 12/14/2028	20	19
5.547%, 12/14/2028	189	177
BW Holding Inc., Initial Term Loan, 1st Lien
6.427%, LIBOR + 4.000%, 12/14/2028 (A)	787	739
Change Healthcare Holdings Inc., Closing Date Term Loan, 1st Lien
5.024%, ICE LIBOR USD 1 Month + 2.500%, 03/01/2024 (A)	2,275	2,259
DTI Holdco Inc., Initial Term Loan, 1st Lien
7.327%, 04/26/2029	810	771
Electron Bidco Inc., Initial Term Loan, 1st Lien
5.524%, 11/01/2028	1,105	1,075
Ensemble RCM LLC, Closing Date Term Loan, 1st Lien
6.556%, 08/03/2026	370	361
Ensono Inc, Initial Term Loan, 1st Lien
6.524%, LIBOR + 5.000%, 05/26/2028 (A)	1,675	1,614

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Marlink AS, Dollar Term Loan B, 1st Lien
7.820%, 12/04/2028	$244	$229
Medline Borrower, LP, Initial Dollar Term Loan, 1st Lien
5.774%, LIBOR + 3.250%, 10/23/2028 (A)(D)	1,170	1,114
NASCAR Holdings Inc., Initial Term Loan, 1st Lien
5.024%, LIBOR + 2.750%, 10/19/2026 (A)	2,337	2,297
Packers Holdings, LLC, Initial Term Loan, 1st Lien
5.630%, LIBOR + 3.750%, 03/09/2028 (A)	1,522	1,440
Pug LLC, Term B-2 Loan, 1st Lien
6.774%, CME Term SOFR + 3.750%, 02/12/2027 (A)(E)	759	715
Pug LLC, USD Term B Loan, 1st Lien
6.024%, LIBOR + 3.500%, 02/12/2027 (A)	117	110
Service Logic Acquisition Inc., Closing Date Initial Term Loan, 1st Lien
6.806%, LIBOR + 3.250%, 10/29/2027 (A)	2,363	2,281
6.586%, 10/29/2027	6	6
Service Logic Acquisition Inc., Delayed Draw Term Loan, 1st Lien
6.808%, 10/29/2027	106	102
Sharp Midco LLC, Initial Term Loan, 1st Lien
6.250%, LIBOR + 4.000%, 12/31/2028 (A)(E)	778	753
TGG TS Acquisition Company, Term B Loan, 1st Lien
9.024%, LIBOR + 7.000%, 12/14/2025 (A)	1,115	1,084
Trans Union LLC, 2021 Incremental Term B-6 Loan, 1st Lien
4.774%, 12/01/2028 (A)	518	508
United Talent Agency LLC, Term B Loan, 1st Lien
6.196%, 07/07/2028 (E)	544	527
University Support Services LLC, 2021 Term Loan, 1st Lien
5.774%, 02/10/2029	2,014	1,944
William Morris Endeavor Entertainment, LLC (IMG Worldwide Holdings, LLC), Term B-1 Loan, 1st Lien
5.280%, LIBOR + 3.750%, 05/18/2025 (A)(D)	1,668	1,610
		24,305

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Cable & Satellite Television — 0.2%
Diamond Sports Group LLC, Term Loan, 2nd Lien
5.637%, 08/24/2026	$989	$179
E.W. Scripps Company, Tranche B-2 Term Loan, 1st Lien
5.086%, 05/01/2026 (A)(D)	380	373
Virgin Media Bristol LLC, N Facility, 1st Lien
4.891%, LIBOR + 2.500%, 01/31/2028 (A)	548	535
		1,087

Chemicals & Plastics — 0.8%
Aruba Investments Holdings LLC, Initial Dollar Term Loan, 1st Lien
6.444%, LIBOR + 3.250%, 11/24/2027 (A)	166	160
Cambrex Corporation, Tranche B-2 Dollar Term Loan, 1st Lien
6.059%, LIBOR + 3.250%, 12/04/2026 (A)	1,566	1,519
DCG Acquisition Corp., Term Loan B, 1st Lien
7.024%, LIBOR + 4.250%, 09/30/2026 (A)(E)	1,414	1,367
Flexsys Holdings, Inc., Initial Term Loan, 1st Lien
7.774%, CME Term SOFR + 4.000%, 11/01/2028 (A)(E)	702	632
SCIH Salt Holdings Inc., Incremental Term B-1 Loan, 1st Lien
6.806%, LIBOR + 2.750%, 03/16/2027 (A)	1,009	968
		4,646

Clothing/Textiles — 0.0%
Crocs Inc., Term Loan, 1st Lien
4.449%, 02/20/2029 (A)	217	208
4.030%, 02/20/2029	2	3
		211

Computers & Electronics — 0.3%
Go Daddy Operating Company, LLC (GD Finance Co, Inc.), Tranche B-1 Term Loan, 1st Lien
4.274%, LIBOR + 2.250%, 02/15/2024 (A)	145	143
Regionalcare Hospital Partners Holdings, Inc., Term B Loan, 2nd Lien
6.274%, LIBOR + 3.750%, 11/16/2025 (A)(D)	993	961

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Univision Communications, Replacement Repriced First-Lien Term Loan, 1st Lien
5.274%, LIBOR + 2.750%, 03/15/2024 (A)(D)	$834	$831
		1,935

Conglomerates — 0.2%
Conair Holdings LLC, Initial Term Loan, 1st Lien
6.000%, LIBOR + 3.750%, 05/17/2028 (A)	1	—
Sunshine Luxembourg VII S.a r.l., Facility B3, 1st Lien
6.000%, LIBOR + 3.750%, 10/01/2026 (A)(D)	1,023	984
		984

Containers & Glass Products — 1.8%
Anchor Packaging, LLC, Initial Term Loan, 1st Lien
6.524%, LIBOR + 4.000%, 07/18/2026 (A)	1,014	990
Berlin Packaging L.L.C., Tranche B-5 Term Loan, 1st Lien
6.130%, LIBOR + 3.000%, 03/11/2028 (A)	142	136
6.010%, 03/11/2028 (A)	9	8
Berry Global Inc., Term Z Loan, 1st Lien
4.178%, 07/01/2026 (A)	290	283
BWay Holding Company, Initial Term Loan, 1st Lien
3.443%, LIBOR + 3.250%, 04/03/2024 (A)	6	5
Charter Next Generation Inc., Initial Term Loan (2021), 1st Lien
6.556%, 12/01/2027	725	703
Mauser Packaging Solutions Holding Company, Initial Term Loan, 1st Lien
5.623%, LIBOR + 3.250%, 04/03/2024 (A)	2,099	2,051
Packaging Coordinators Midco, Inc., Term B Loan, 1st Lien
6.000%, LIBOR + 3.500%, 11/30/2027 (A)	452	439
Pregis TopCo LLC, Initial Term Loan, 1st Lien
6.806%, LIBOR + 4.000%, 07/31/2026 (A)	1,162	1,128
Pregis TopCo LLC, Third Amendment Refinancing Term Loan, 1st Lien
6.806%, LIBOR + 3.250%, 07/31/2026 (A)(E)	1,083	1,048

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Pretium PKG Holdings Inc., Initial Term Loan, 1st Lien
6.293%, 10/02/2028	$467	$438
Pretium PKG Holdings Inc., Initial Term Loan, 2nd Lien
9.123%, 10/01/2029	843	725
Pretium PKG Holdings, Inc., Initial Term Loan, 1st Lien
2.373%, 10/02/2028	464	436
Pretium PKG Holdings, Inc., Initial Term Loan, 2nd Lien
9.027%, 10/01/2029	843	725
Trident TPI Holdings, Inc., Tranche B-1 Term Loan, 1st Lien
5.500%, LIBOR + 3.500%, 10/17/2024 (A)(G)	1,882	1,856
Trident TPI Holdings, Inc., Tranche B-3 DDTL Term Loan, 1st Lien
6.250%, 09/15/2028 (A)(D)	31	30
		11,001

Ecological Services & Equipment — 0.7%
Cast & Crew LLC, Incremental Facility No. 2 Incremental Term Loan, 1st Lien
6.205%, 12/29/2028	1,751	1,713
Esdec Solar Group B.V., Initial Term Loan, 1st Lien
6.500%, 08/30/2028 (A)(E)	676	642
GFL Environmental, 1st Lien
5.806%, 05/30/2025 (A)(D)	1,712	1,700
		4,055

Electronics/Electrical — 5.2%
Acuris Finance US Inc., Initial Dollar Term Loan, 1st Lien
6.204%, 02/16/2028	630	617
Applied Systems, Inc., Closing Date Term Loan, 1st Lien
5.250%, LIBOR + 3.000%, 09/19/2024 (A)(D)	640	634
Apttus Corporation, Initial Term Loan, 1st Lien
7.117%, LIBOR + 4.750%, 05/08/2028 (A)	800	782
athenahealth Group Inc., Initial Term Loan, 1st Lien
5.800%, 02/15/2029 (A)	1,452	1,387
Delta Topco, Inc., Initial Term Loan, 2nd Lien
9.336%, LIBOR + 7.250%, 12/01/2028 (A)	989	884

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
ECi Macola/MAX Holding, LLC, Initial Term Loan, 1st Lien
6.000%, LIBOR + 3.250%, 11/09/2027 (A)	$1,964	$1,917
Epicor Software Corporation (fka Eagle Parent Inc.), Term C Loan, 1st Lien
5.774%, LIBOR + 5.250%, 07/30/2027 (A)	66	64
Go Daddy Operating Company, LLC, Tranche B-2 Term Loan, 1st Lien
4.274%, LIBOR + 1.750%, 02/15/2024 (A)(D)	1,006	995
Hyland Software Inc., 2021 Refinancing Term Loan, 2nd Lien
8.774%, LIBOR + 4.750%, 07/07/2025 (A)	736	723
Hyland Software, Inc., 2018 Refinancing Term Loan, 1st Lien
6.024%, LIBOR + 3.500%, 07/01/2024 (A)	857	845
Imprivata Inc., 2022-1 Incremental Term Loan, 1st Lien
6.705%, 12/01/2027	580	566
Ingram Micro Inc., Initial Term Loan, 1st Lien
5.750%, 06/30/2028	520	499
ION Trading Finance Limited, Initial Dollar Term Loan (2021), 1st Lien
7.000%, LIBOR + 4.750%, 04/01/2028 (A)	1,548	1,503
Ivanti Software, Inc., 2021 Specified Refinancing Loan, 2nd Lien
8.848%, 12/01/2028	993	827
Ivanti Software, Inc., 2021 Specified Refinancing Term Loan, 1st Lien
5.848%, 12/01/2027	1,239	1,056
Knot Worldwide Inc., Amendment No. 3 Term Loan, 1st Lien
7.055%, 12/19/2025 (E)	1,183	1,169
MA Financeco., LLC, Tranche B-4 Term Loan, 1st Lien
5.915%, LIBOR + 4.000%, 06/05/2025 (A)(E)	787	776
McAfee Corp., Tranche B-1 Term Loan, 1st Lien
6.362%, CME Term SOFR + 4.000%, 03/01/2029 (A)	1,351	1,278
MH Sub I, LLC (Micro Holding Corp.), 2020 June New Term Loan, 1st Lien
6.274%, LIBOR + 3.750%, 09/13/2024 (A)	721	703

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
MH Sub I, LLC (Micro Holding Corp.), Amendment No. 2 Initial Term Loan, 1st Lien
6.274%, LIBOR + 3.500%, 09/13/2024 (A)	$260	$254
Mitchell International, Inc., Initial Term Loan, 1st Lien
6.734%, 10/15/2028 (A)	924	881
Motus Group LLC, Initial Term Loan, 1st Lien
6.524%, 12/11/2028	848	795
Netsmart Inc., Initial Term Loan, 1st Lien
6.524%, LIBOR + 3.500%, 10/01/2027 (A)	1,716	1,670
Particle Luxembourg S.a.r.l., Initial Term Loan, 1st Lien
6.256%, LIBOR + 3.500%, 02/18/2027 (A)(E)	1,315	1,276
Ping Identity Corporation, Term Loan, 1st Lien
6.305%, 11/22/2028 (A)(E)	698	696
PointClickCare Technologies Inc., 2022 Term Loan, 1st Lien
4.775%, 12/29/2027 (E)	688	674
Quest Software US Holdings Inc., Initial Loan, 2nd Lien
10.227%, CME Term SOFR + 7.500%, 02/01/2030 (A)	820	721
Quest Software US Holdings Inc., Initial Term Loan, 1st Lien
6.977%, 02/01/2029 (A)	1,804	1,636
Renaissance Holding Corp., Initial Term Loan, 2nd Lien
9.524%, LIBOR + 3.250%, 05/29/2026 (A)	663	636
Renaissance Holding Corp., Second Incremental Term Loan, 1st Lien
6.787%, 03/30/2029	330	322
Sabre GLBL Inc., 2022 Term B-2 Loan, 1st Lien
7.555%, 06/30/2028	495	476
Sophia L.P., 2022 Incremental Term B-1 Loan, 1st Lien
6.709%, 10/07/2027	780	761
Sophia L.P., Closing Date Loan, 2nd Lien
10.250%, CME Term SOFR + 3.000%, 10/09/2028 (A)(E)	1,000	992
Sophia, L.P., Term Loan B, 1st Lien
5.500%, 10/07/2027	1,339	1,291
SS&C Technologies Holdings Inc., Term B-6 Loan, 1st Lien
4.805%, 03/22/2029 (A)	522	508

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
TIBCO Software Inc., Term B-3 Loan, 1st Lien
6.280%, LIBOR + 4.000%, 06/30/2026 (A)	$715	$711
		31,525

Financial Intermediaries — 3.5%
AI Convoy (Luxembourg) S.a r.l., Facility B (USD), 1st Lien
5.052%, LIBOR + 3.500%, 01/18/2027 (A)	899	879
Al Convoy (Luxembourg) S.a r.l., Facility B (USD), 1st Lien
5.052%, 01/18/2027	2	2
AssuredPartners Inc., 2021 Term Loan, 1st Lien
6.024%, 02/12/2027 (A)	968	939
Brown Goup Holding LLC, Incremental Term B-2 Facility, 1st Lien
6.205%, 07/02/2029	1,335	1,315
Central Parent Inc., Initial Term Loan, 1st Lien
6.610%, 07/06/2029	1,474	1,435
Deerfield Dakota Holding, LLC, Initial Dollar Term Loan, 1st Lien
6.205%, LIBOR + 3.500%, 04/09/2027 (A)	613	596
Focus Financial Partners LLC, Tranche B-3 Term Loan, 1st Lien
4.524%, LIBOR + 2.000%, 07/03/2024 (A)(D)	1,577	1,553
Global IID Parent LLC, Term B Loan, 1st Lien
6.750%, 12/16/2028	832	797
HighTower Holding, LLC, Initial Term Loan, 1st Lien
6.732%, LIBOR + 3.250%, 04/21/2028 (A)	1,767	1,712
Husky Injection Molding Systems Ltd., Initial Term Loan, 1st Lien
5.877%, LIBOR + 3.000%, 03/28/2025 (A)	1,235	1,173
LS Group Opco Acquisition LLC (LS Group PropCo Acquisition LLC), Initial Term Loan, 1st Lien
6.580%, LIBOR + 3.750%, 11/02/2027 (A)	1,475	1,434
Madison IAQ LLC, Initial Term Loan, 1st Lien
4.524%, LIBOR + 3.250%, 06/21/2028 (A)	1,627	1,567
Matrix Parent Inc., Initial Term Loan, 1st Lien
6.550%, 03/01/2029 (E)	855	808

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Osmosis Buyer Limited, Initial Term B Loan, 1st Lien
6.037%, LIBOR + 5.000%, 07/31/2028 (A)(D)	$2,160	$2,071
Quirch Foods Holdings LLC, 2022-1 Incremental Term Loan, 1st Lien
6.824%, 10/27/2027 (A)	2,895	2,776
Summer (BC) Bidco B LLC, Additional Facility B2 (USD), 1st Lien
6.750%, LIBOR + 4.500%, 12/04/2026 (A)	1,445	1,395
Victory Buyer LLC, Initial Term Loan, 1st Lien
5.813%, 11/19/2028 (E)	698	667
		21,119

Food Service — 0.7%
1011778 B.C. Unlimited Liability Company, Term B-4 Loan, 1st Lien
4.274%, LIBOR + 1.750%, 11/19/2026 (A)	1,268	1,229
Aramark Intermediate HoldCo Corporation, U.S. Term B-3 Loan, 1st Lien
4.274%, LIBOR + 1.750%, 03/11/2025 (A)	244	240
IRB Holding Corp., 2022 Replacement Term B Loan, 1st Lien
5.437%, 12/15/2027 (A)	1,846	1,783
Whatabrands LLC, Initial Term B Loan, 1st Lien
5.774%, LIBOR + 3.250%, 08/03/2028 (A)(D)	1,308	1,239
		4,491

Food/Drug Retailers — 0.3%
Eagle Parent Corp., Initial Term Loan, 1st Lien
6.304%, 04/02/2029	2,103	2,052

Health Care — 4.1%
Air Methods Corporation, Initial Term Loan, 1st Lien
5.750%, LIBOR + 3.500%, 04/22/2024 (A)	1,998	1,692
Catelent Pharma Solutions Inc., 2021 Incremental Dollar Term Loan B-3, 1st Lien
4.375%, 02/22/2028	800	789
Confluent Medical Technologies, Inc., Closing Date Term Loan, 1st Lien
5.804%, CME Term SOFR + 3.750%, 02/16/2029 (A)(E)	978	929

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Elanco Animal Health Incorporated, Term Loan, 1st Lien
4.123%, LIBOR + 1.750%, 08/01/2027 (A)	$796	$767
Envision Healthcare Corporation, Initial Term Loan, 1st Lien
6.122%, LIBOR + 3.750%, 10/10/2025 (A)	451	117
Envision Healthcare Corporation, Series 2020 New Term Loan, 1st Lien
8.372%, LIBOR + 3.500%, 10/10/2025 (A)	335	89
eResearchTechnology, Inc., Initial Term Loan, 1st Lien
7.024%, LIBOR + 4.500%, 02/04/2027 (A)	299	284
EyeCare Partners LLC, Amendment No. 1 Term Loan, 1st Lien
6.000%, 11/15/2028	1	1
FC Compassus, LLC, Term B-1 Loan, 1st Lien
7.127%, LIBOR + 3.500%, 12/31/2026 (A)	316	284
Gainwell Acquisition Corp., Term B Loan, 1st Lien
6.250%, LIBOR + 3.500%, 10/01/2027 (A)	3,076	3,001
Global Medical Response, Inc., 2018 New Term Loan, 1st Lien
6.774%, LIBOR + 4.250%, 03/14/2025 (A)	517	473
Global Medical Response, Inc., 2021 Refinancing Term Loan, 1st Lien
6.623%, LIBOR + 4.000%, 10/02/2025 (A)	1,114	1,017
Icon Public Limited Company, Lux Term Loan, 1st Lien
4.563%, 07/03/2028 (A)(D)	1,122	1,103
Icon Public Limited Company, U.S. Term Loan, 1st Lien
4.563%, 07/03/2028 (A)(D)	277	273
ICU Medical Inc., Tranche B Term Loan, 1st Lien
4.454%, 01/08/2029 (A)(D)	1,000	976
Integer Holdings Corporation, Term Loan, 1st Lien
3.000%, 08/18/2028 (D)	822	806
Mamba Purchaser, Inc., Initial Loan, 2nd Lien
8.868%, 10/15/2029	780	751
Maravai Intermediate Holdings, LLC, Tranche B Term Loan, 1st Lien
5.553%, 10/19/2027 (E)	1,591	1,567

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Option Care Health Inc., 2021 Refinancing Term Loan, 1st Lien
5.274%, 10/27/2028 (A)	$1,161	$1,147
Organon & Co., Dollar Term Commitment Loan, 1st Lien
4.625%, 06/02/2028 (A)	666	658
PetVet Care Centers, LLC (fka Pearl Intermediate Parent LLC), 2021 First Lien Replacement Term Loan, 1st Lien
6.024%, LIBOR + 4.000%, 02/14/2025 (A)	1,146	1,108
Phoenix Newco, Inc., Initial Term Loan, 1st Lien
5.774%, LIBOR + 3.250%, 11/15/2028 (A)	2,274	2,212
Precision Medicine Group, LLC, Amendment No. 1 Refinancing Term Loan, 1st Lien
5.250%, LIBOR + 3.500%, 11/18/2027 (A)	2	2
Radnet Management, Inc., Initial Term Loan, 1st Lien
5.493%, LIBOR + 3.750%, 04/23/2028 (A)	1,587	1,539
Team Health Holdings, Inc., Extended Term Loan, 1st Lien
7.705%, CME Term SOFR + 5.250%, 03/02/2027 (A)	742	658
Team Health Holdings, Inc., Non-Extended Term Loan, 1st Lien
5.274%, LIBOR + 2.750%, 02/06/2024 (A)	517	486
WCG Purchaser Corp., Initial Term Loan, 1st Lien
6.524%, LIBOR + 6.500%, 01/08/2027 (A)	801	780
5.751%, LIBOR + 3.500%, 01/08/2027 (A)	1,327	1,294
		24,803

Home Furnishings — 0.1%
TGP Holdings III LLC, Closing Date Term Loan, 1st Lien
5.774%, LIBOR + 3.000%, 06/29/2028 (A)	640	509

Industrial Equipment — 1.1%
Alliance Laundry Systems LLC, Initial Term B Loan, 1st Lien
5.955%, 10/08/2027	783	765
II-VI, Term Z Loan, 1st Lien
5.123%, 12/08/2028	596	583
MKS Instruments, Term Loan, 1st Lien
5.146%, 04/11/2029 (D)	610	603

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
SPX Flow, Inc., Term Loan, 1st Lien
7.055%, CME Term SOFR + 4.500%, 04/05/2029 (A)	$1,072	$1,016
Star US Bidco LLC, Initial Term Loan, 1st Lien
6.774%, LIBOR + 4.000%, 03/17/2027 (A)	2,488	2,370
TMK Hawk Parent Corp., Initial Tranche A Loan (Super Senior Priority), 1st Lien
12.570%, LIBOR + 3.500%, 05/30/2024 (A)	730	723
TMK Hawk Parent Corp., Initial Tranche B Loan (Super Senior Priority), 1st Lien
6.570%, LIBOR + 4.000%, 08/28/2024 (A)(E)	941	560
		6,620

Insurance — 1.7%
Acrisure, LLC, 2020 Term Loan, 1st Lien
6.024%, LIBOR + 3.250%, 02/15/2027 (A)	1,322	1,264
Asurion, LLC, New B-7 Term Loan, 1st Lien
5.524%, LIBOR + 5.000%, 11/03/2024 (A)(D)	607	583
Asurion, LLC, New B-8 Term Loan, 1st Lien
5.774%, LIBOR + 4.250%, 12/23/2026 (A)	699	639
Asurion, LLC, New B-9 Term Loan, 1st Lien
5.774%, LIBOR + 3.250%, 07/31/2027 (A)	526	480
Cross Financial Corp., Term B-1 Loan, 1st Lien
6.563%, LIBOR + 3.750%, 09/15/2027 (A)	1,416	1,388
HIG Finance 2 Limited, 2021 Dollar Refinancing Term Loan, 1st Lien
5.813%, LIBOR + 4.250%, 11/12/2027 (A)	1,798	1,750
OneDigital Borrower LLC, 2021 Term Loan, 1st Lien
6.977%, 11/16/2027 (A)	1,941	1,873
USI Inc., 2021 New Term Loan, 1st Lien
5.500%, LIBOR + 4.500%, 12/02/2026 (A)	1,707	1,680
USI, Inc., 2017 New Term Loan, 1st Lien
5.250%, LIBOR + 3.000%, 05/16/2024 (A)	728	719
		10,376

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Leisure Goods/Activities/Movies — 1.9%
Alterra Mountain Company, Series B-2 Term Loan, 1st Lien
6.024%, LIBOR + 4.000%, 08/17/2028 (A)	$1,575	$1,530
ClubCorp Holdings, Inc., Term B Loan, 1st Lien
5.000%, LIBOR + 2.750%, 09/18/2024 (A)(D)	644	617
Equinox Holdings Inc., Incremental Term B-1 Loan, 1st Lien
5.250%, LIBOR + 3.000%, 03/08/2024 (A)	2,491	1,902
Equinox Holdings Inc., Term B-2 Loan, 1st Lien
11.250%, LIBOR + 4.250%, 03/08/2024 (A)	750	660
Formula One Management Limited, Facility B3 (USD), 1st Lien
5.024%, LIBOR + 2.500%, 02/01/2024 (A)	1,955	1,936
Hard Rock Northern Indiana, Term Loan B, 1st Lien
6.743%, 12/11/2028	888	853
Lakeshore Learning Materials, LLC, Initial Term Loan, 1st Lien
5.876%, 09/29/2028 (A)	1,700	1,638
Life Time, Inc., 2021 Refinancing Term Loan, 1st Lien
7.820%, LIBOR + 3.500%, 12/16/2024 (A)	556	548
Scientific Games Holdings LP, Initial Dollar Term Loan, 1st Lien
5.617%, 04/04/2029 (A)	975	938
Traeger Grills, Delayed Term Loan, 1st Lien
5.774%, 06/29/2028	21	17
UFC Holdings LLC, Term B-3 Loan, 1st Lien
5.520%, LIBOR + 3.750%, 04/29/2026 (A)	1	1
United PF Holdings, LLC, Initial Term Loan, 1st Lien
6.250%, LIBOR + 4.000%, 12/30/2026 (A)	1,237	1,085
		11,725

Lodging & Casinos — 0.8%
Aristocrat Technologies Inc., Term B Loan, 1st Lien
4.404%, 05/24/2029 (A)	640	632
Caesars Resort Collection, LLC, Term B Loan, 1st Lien
5.274%, LIBOR + 2.750%, 12/23/2024 (A)	1,133	1,117

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Caesars Resort Collection, LLC, Term B-1 Loan, 1st Lien
6.024%, LIBOR + 4.500%, 07/21/2025 (A)	$400	$396
Four Seasons Holdings, Term Loan, 1st Lien
4.524%, 11/30/2023 (D)	1,940	1,932
Hilton Worldwide Finance LLC, Refinanced Series B-2 Term Loan, 1st Lien
4.194%, LIBOR + 1.750%, 06/22/2026 (A)	710	694
Station Casinos LLC, Term B-1 Facility Loan, 1st Lien
4.780%, 02/08/2027 (A)(D)	202	197
		4,968

Miscellaneous — 0.3%
CSC, Term Loan, 1st Lien
0.000%, 08/31/2029 (D)	680	668
ITP Aero, Term Loan, 1st Lien
0.000%, 02/10/2029 (D)(E)	1,250	1,206
		1,874

Oil & Gas — 0.4%
CQP Holdco LP, Initial Term Loan, 1st Lien
6.000%, 06/05/2028	1,035	1,014
M6 Midstream, Term Loan, 1st Lien
0.000%, 08/10/2029 (D)	285	280
Woodford Express LLC, Initial Term Loan, 1st Lien
7.250%, LIBOR + 3.500%, 01/27/2025 (A)	1,428	1,426
		2,720

Publishing — 0.4%
Dun & Bradstreet Corporation, 2022 Incremental Term B-2 Loan, 1st Lien
5.691%, 01/18/2029	963	938
WMG Acquisition Group, Tranche G Term Loan, 1st Lien
4.497%, 01/20/2028 (D)	1,400	1,361
		2,299

Retailers (Except Food & Drug) — 0.9%
BCPE Empire Holdings Inc., Amendment No. 3 Term Loan, 1st Lien
7.180%, 06/11/2026	1	1
Brightview Landscapes LLC, Initial Term Loan (2022), 1st Lien
5.705%, 04/20/2029 (E)	804	781
LBM Acquisition, LLC, Initial Term Loan, 1st Lien
7.121%, LIBOR + 3.750%, 12/17/2027 (A)(D)	530	482

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Learning Care Group (US) No. 2 Inc., 2020 Incremental Term Loan, 1st Lien
11.570%, LIBOR + 4.250%, 03/13/2025 (A)	$249	$245
11.238%, LIBOR + 3.500%, 03/13/2025 (A)	249	245
10.993%, LIBOR + 4.250%, 03/13/2025 (A)	17	17
Learning Care Group (US) No. 2 Inc., Initial Term Loan, 1st Lien
6.056%, LIBOR + 2.750%, 03/13/2025 (A)	163	157
6.019%, LIBOR + 2.750%, 03/13/2025 (A)	648	626
5.743%, LIBOR + 2.750%, 03/13/2025 (A)	46	44
LHS Borrower LLC, Initial Term Loan, 1st Lien
7.305%, 02/16/2029 (E)	1,966	1,767
Shutterfly, LLC, 2021 Refinancing Term B Loan, 1st Lien
7.250%, LIBOR + 5.000%, 09/25/2026 (A)(D)	770	580
Sweetwater Borrower, LLC, Initial Term Loan, 1st Lien
6.813%, CME Term SOFR + 3.250%, 08/07/2028 (A)(E)	809	756
		5,701

Software & Service — 0.2%
Proofpoint Inc., Initial Loan, 2nd Lien
9.320%, LIBOR + 4.750%, 08/31/2029 (A)(E)	863	841
Proofpoint Inc., Term Loan, 1st Lien
6.320%, 08/31/2028 (A)	519	499
		1,340

Surface Transport — 0.8%
Dynasty Acquisition Co., Inc., 2020 Term B-1 Loan, 1st Lien
6.024%, LIBOR + 4.000%, 04/06/2026 (A)	996	958
Dynasty Acquisition Co., Inc., 2020 Term B-2 Loan, 1st Lien
6.024%, LIBOR + 4.250%, 04/06/2026 (A)	535	515
FCG Acquisitions Inc., Initial Term Loan, 1st Lien
6.000%, LIBOR + 4.750%, 03/31/2028 (A)	501	486

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
First Student Bidco Inc., Initial Term B Loan, 1st Lien
5.232%, LIBOR + 3.000%, 07/21/2028 (A)	$849	$815
First Student Bidco Inc., Initial Term C Loan, 1st Lien
5.232%, LIBOR + 3.000%, 07/21/2028 (A)	315	302
LaserShip Inc., Initial Term Loan, 1st Lien
7.377%, LIBOR + 3.000%, 05/07/2028 (A)	938	830
Sycamore Buyer LLC, Term Loan B, 1st Lien
5.018%, 07/23/2029 (D)	1,111	1,084
		4,990

Telecommunications — 1.4%
Genesys Cloud Services Holdings I, LLC, Initial Dollar Term Loan (2020), 1st Lien
6.524%, LIBOR + 4.000%, 12/01/2027 (A)	2,807	2,755
Safe Fleet Holdings LLC, 2022 Initial Term Loan, 1st Lien
6.150%, CME Term SOFR + 3.750%, 02/23/2029 (A)(E)	683	666
SBA Senior Finance II, LLC, Intital Term Loan, 1st Lien
4.280%, LIBOR + 1.750%, 04/11/2025 (A)	619	604
Sorenson Communications LLC, 2021 Term Loan, 1st Lien
7.750%, LIBOR + 4.000%, 03/17/2026 (A)(D)	1,216	1,172
VC GB Holdings I Corp, Initial Term Loan, 2nd Lien
9.627%, LIBOR + 3.750%, 07/23/2029 (A)	1,474	1,290
ViaSat Inc., Initial Term Loan, 1st Lien
7.070%, 03/02/2029	1,335	1,234
Zayo Group Holdings Inc., Initial Dollar Term Loan, 1st Lien
5.524%, LIBOR + 3.000%, 03/09/2027 (A)	800	727
		8,448

Utilities — 0.1%
Vistra Operations Company LLC, 2018 Incremental Term Loan, 1st Lien
4.274%, LIBOR + 1.750%, 12/31/2025 (A)	484	474

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
4.130%, 12/31/2025	$119	$117
		591

Total Loan Participations
(Cost $220,570) ($ Thousands)		212,554

ASSET-BACKED SECURITIES — 21.0%
Automotive — 2.8%

American Credit Acceptance Receivables Trust, Ser 2021-2, Cl B
0.680%, 05/13/2025 (B)	95	95
American Credit Acceptance Receivables Trust, Ser 2021-3, Cl A
0.330%, 06/13/2025 (B)	15	15
American Credit Acceptance Receivables Trust, Ser 2021-3, Cl B
0.660%, 02/13/2026 (B)	185	183
American Credit Acceptance Receivables Trust, Ser 2021-4, Cl A
0.450%, 09/15/2025 (B)	169	167
AmeriCredit Automobile Receivables Trust, Ser 2020-1, Cl C
1.590%, 10/20/2025	475	462
AmeriCredit Automobile Receivables Trust, Ser 2020-2, Cl C
1.480%, 02/18/2026	550	528
AmeriCredit Automobile Receivables Trust, Ser 2020-3, Cl C
1.060%, 08/18/2026	300	284
ARI Fleet Lease Trust, Ser 2020-A, Cl A2
1.770%, 08/15/2028 (B)	9	9
ARI Fleet Lease Trust, Ser 2021-A, Cl A2
0.370%, 03/15/2030 (B)	81	79
Arivo Acceptance Auto Loan Receivables Trust, Ser 2021-1A, Cl A
1.190%, 01/15/2027 (B)	389	378
Avid Automobile Receivables Trust, Ser 2021-1, Cl A
0.610%, 01/15/2025 (B)	44	44
Carmax Auto Owner Trust, Ser 2018-3, Cl C
3.590%, 04/15/2024	2,000	2,000
CarMax Auto Owner Trust, Ser 2021-3, Cl A2A
0.290%, 09/16/2024	105	105
Carvana Auto Receivables Trust, Ser 2021-N1, Cl A
0.700%, 01/10/2028	127	120
Carvana Auto Receivables Trust, Ser 2021-N2, Cl B
0.750%, 03/10/2028	58	54

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Carvana Auto Receivables Trust, Ser 2021-N3, Cl B
0.660%, 06/12/2028	$299	$290
Carvana Auto Receivables Trust, Ser 2021-P3, Cl A2
0.380%, 01/10/2025	131	130
CFMT LLC, Ser 2021-AL1, Cl B
1.390%, 09/22/2031 (B)	313	301
Chesapeake Funding II LLC, Ser 2019-1A, Cl A1
2.940%, 04/15/2031 (B)	30	30
CPS Auto Receivables Trust, Ser 2021-B, Cl A
0.370%, 03/17/2025 (B)	13	13
CPS Auto Receivables Trust, Ser 2021-B, Cl B
0.810%, 12/15/2025 (B)	330	325
CPS Auto Receivables Trust, Ser 2022-A, Cl A
0.980%, 04/16/2029 (B)	130	128
Credit Acceptance Auto Loan Trust, Ser 2021-3A, Cl A
1.000%, 05/15/2030 (B)	250	239
Drive Auto Receivables Trust, Ser 2018-2, Cl D
4.140%, 08/15/2024	8	8
DT Auto Owner Trust, Ser 2021-2A, Cl B
0.810%, 01/15/2027 (B)	155	151
Enterprise Fleet Financing LLC, Ser 2020-1, Cl A2
1.780%, 12/22/2025 (B)	69	69
Exeter Automobile Receivables Trust, Ser 2018-3A, Cl D
4.350%, 06/17/2024 (B)	63	63
Exeter Automobile Receivables Trust, Ser 2021-2A, Cl B
0.570%, 09/15/2025	268	266
FHF Trust, Ser 2021-2A, Cl A
0.830%, 12/15/2026 (B)	116	111
First Investors Auto Owner Trust, Ser 2021-1A, Cl A
0.450%, 03/16/2026 (B)	243	240
First Investors Auto Owner Trust, Ser 2021-1A, Cl C
1.170%, 03/15/2027 (B)	610	576
Flagship Credit Auto Trust, Ser 2020-3, Cl A
0.700%, 04/15/2025 (B)	9	9
Flagship Credit Auto Trust, Ser 2021-2, Cl A
0.370%, 12/15/2026 (B)	151	149
Flagship Credit Auto Trust, Ser 2021-2, Cl B
0.930%, 06/15/2027 (B)	215	205
Flagship Credit Auto Trust, Ser 2021-3, Cl A
0.360%, 07/15/2027 (B)	129	126

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Foursight Capital Automobile Receivables Trust, Ser 2021-2, Cl A2
0.400%, 04/15/2025 (B)	$53	$52
Foursight Capital Automobile Receivables Trust, Ser 2021-2, Cl A3
0.810%, 05/15/2026 (B)	100	97
Foursight Capital Automobile Receivables Trust, Ser 2022-1, Cl A2
1.150%, 09/15/2025 (B)	89	87
GLS Auto Receivables Issuer Trust, Ser 2021-3A, Cl A
0.420%, 01/15/2025 (B)	191	189
GLS Auto Receivables Trust, Ser 2021-2A, Cl B
0.770%, 09/15/2025 (B)	250	245
JPMorgan Chase Bank - CACLN, Ser 2021-2, Cl C
0.969%, 12/26/2028 (B)	553	532
JPMorgan Chase Bank - CACLN, Ser 2021-3, Cl D
1.009%, 02/26/2029 (B)	1,208	1,152
LAD Auto Receivables Trust, Ser 2021-1A, Cl A
1.300%, 08/17/2026 (B)	279	269
Lendbuzz Securitization Trust, Ser 2021-1A, Cl A
1.460%, 06/15/2026 (B)	329	319
Santander Bank - SBCLN, Ser 2021-1A, Cl B
1.833%, 12/15/2031 (B)	394	381
Santander Consumer Auto Receivables Trust, Ser 2020-AA, Cl A
1.370%, 10/15/2024 (B)	11	11
Santander Drive Auto Receivables Trust, Ser 2020-2, Cl C
1.460%, 09/15/2025	652	649
Santander Drive Auto Receivables Trust, Ser 2020-4, Cl C
1.010%, 01/15/2026	400	395
Santander Drive Auto Receivables Trust, Ser 2021-1, Cl B
0.500%, 04/15/2025	276	275
Santander Drive Auto Receivables Trust, Ser 2021-2, Cl B
0.590%, 09/15/2025	130	129
Santander Drive Auto Receivables Trust, Ser 2021-3, Cl A3
0.330%, 03/17/2025	79	79
Santander Drive Auto Receivables Trust, Ser 2021-3, Cl B
0.600%, 12/15/2025	130	128

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Securitized Term Auto Receivables Trust, Ser 2019-CRTA, Cl D
4.572%, 03/25/2026 (B)	$228	$223
Tesla Auto Lease Trust, Ser 2020-A, Cl B
1.180%, 01/22/2024 (B)	1,000	981
Tidewater Auto Receivables Trust, Ser 2020-AA, Cl C
1.910%, 09/15/2026 (B)	2,000	1,980
Toyota Lease Owner Trust, Ser 2021-B, Cl A2
0.250%, 03/20/2024 (B)	182	179
Tricolor Auto Securitization Trust, Ser 2021-1A, Cl A
0.740%, 04/15/2024 (B)	61	61
Tricolor Auto Securitization Trust, Ser 2022-1A, Cl A
3.300%, 02/18/2025 (B)	104	103
United Auto Credit Securitization Trust, Ser 2022-1, Cl A
1.110%, 07/10/2024 (B)	91	90
Westlake Automobile Receivables Trust, Ser 2019-2A, Cl E
4.020%, 04/15/2025 (B)	355	354
Westlake Automobile Receivables Trust, Ser 2021-1A, Cl B
0.640%, 03/16/2026 (B)	230	225
Westlake Automobile Receivables Trust, Ser 2021-2A, Cl A2A
0.320%, 04/15/2025 (B)	83	82
Westlake Automobile Receivables Trust, Ser 2021-2A, Cl B
0.620%, 07/15/2026 (B)	140	135
		17,354

Credit Cards — 0.0%

Mercury Financial Credit Card Master Trust, Ser 2021-1A, Cl A
1.540%, 03/20/2026 (B)	355	336

Mortgage Related Securities — 0.9%

Accredited Mortgage Loan Trust, Ser 2004-4, Cl A1A
3.124%, ICE LIBOR USD 1 Month + 0.680%, 01/25/2035 (A)	17	17
ACE Securities Home Equity Loan Trust, Ser 2005-SD1, Cl M2
4.319%, ICE LIBOR USD 1 Month + 1.875%, 11/25/2050 (A)	686	695

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2004-3, Cl M1
3.344%, ICE LIBOR USD 1 Month + 0.900%, 09/25/2034 (A)	$949	$933
BRAVO Residential Funding Trust, Ser 2021-HE1, Cl A1
2.933%, SOFR30A + 0.750%, 01/25/2070 (A)(B)	2,116	2,096
BRAVO Residential Funding Trust, Ser 2021-HE2, Cl A3
3.233%, SOFR30A + 1.050%, 11/25/2069 (A)(B)	1,208	1,197
Morgan Stanley Dean Witter Capital I Trust, Ser 2002-HE2, Cl A1
3.304%, ICE LIBOR USD 1 Month + 0.860%, 08/25/2032 (A)(B)	389	388
		5,326

Other Asset-Backed Securities — 17.3%

Affirm Asset Securitization Trust, Ser 2020-Z1, Cl A
3.460%, 10/15/2024 (B)	23	23
Affirm Asset Securitization Trust, Ser 2020-Z2, Cl A
1.900%, 01/15/2025 (B)	63	61
Affirm Asset Securitization Trust, Ser 2021-A, Cl A
0.880%, 08/15/2025 (B)	98	98
Affirm Asset Securitization Trust, Ser 2021-B, Cl A
1.030%, 08/17/2026 (B)	260	246
Affirm Asset Securitization Trust, Ser 2021-Z1, Cl A
1.070%, 08/15/2025 (B)	139	135
Affirm Asset Securitization Trust, Ser 2021-Z2, Cl A
1.170%, 11/16/2026 (B)	128	124
Affirm Asset Securitization Trust, Ser 2022-X1, Cl A
1.750%, 02/15/2027 (B)	207	202
Allegro CLO II-S, Ser 2018-1RA, Cl A1
3.812%, ICE LIBOR USD 3 Month + 1.080%, 10/21/2028 (A)(B)	1,763	1,741
Allegro CLO V, Ser 2021-1A, Cl AR
3.690%, ICE LIBOR USD 3 Month + 0.950%, 10/16/2030 (A)(B)	1,000	983
Allegro CLO VII, Ser 2018-1A, Cl D
5.362%, ICE LIBOR USD 3 Month + 2.850%, 06/13/2031 (A)(B)	400	357

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Amur Equipment Finance Receivables IX LLC, Ser 2021-1A, Cl A2
0.750%, 11/20/2026 (B)	$193	$186
Amur Equipment Finance Receivables VII LLC, Ser 2019-1A, Cl B
2.800%, 03/20/2025 (B)	1,500	1,487
Anchorage Capital CLO, Ser 2018-5RA, Cl A
3.502%, ICE LIBOR USD 3 Month + 0.990%, 01/15/2030 (A)(B)	1,205	1,193
Apidos CLO XII, Ser 2018-12A, Cl AR
3.592%, ICE LIBOR USD 3 Month + 1.080%, 04/15/2031 (A)(B)	725	714
Apidos CLO XV, Ser 2018-15A, Cl A1RR
3.720%, ICE LIBOR USD 3 Month + 1.010%, 04/20/2031 (A)(B)	410	403
Aqua Finance Trust, Ser 2021-A, Cl A
1.540%, 07/17/2046 (B)	140	129
Ares XXXIIR CLO, Ser 2018-32RA, Cl A1B
4.105%, ICE LIBOR USD 3 Month + 1.200%, 05/15/2030 (A)(B)	725	703
Arm Master Trust LLC Series 2022-T1 Agricultural Loan Backed Notes, Ser 2022-T1, Cl A
4.400%, 06/16/2025 (B)	2,000	1,991
Atalaya Equipment Leasing Trust, Ser 2021-1A, Cl A2
1.230%, 05/15/2026 (B)	150	146
Avant Loans Funding Trust, Ser 2021-REV1, Cl A
1.210%, 07/15/2030 (B)	195	183
Avery Point IV CLO, Ser 2014-1A, Cl D
6.283%, ICE LIBOR USD 3 Month + 3.500%, 04/25/2026 (A)(B)	800	793
Avery Point IV CLO, Ser 2017-1A, Cl CR
5.133%, ICE LIBOR USD 3 Month + 2.350%, 04/25/2026 (A)(B)	376	374
Bain Capital Credit CLO, Ser 2018-1A, Cl A1
3.743%, ICE LIBOR USD 3 Month + 0.960%, 04/23/2031 (A)(B)	450	441
Barings CLO, Ser 2017-IA, Cl AR
3.510%, ICE LIBOR USD 3 Month + 0.800%, 01/20/2028 (A)(B)	2,903	2,865
Bayview Opportunity Master Fund IVb Trust, Ser 2017-RT6, Cl A
3.500%, 10/28/2057 (A)(B)	288	282
Benefit Street Partners CLO XII, Ser 2021-12A, Cl A1R
3.462%, ICE LIBOR USD 3 Month + 0.950%, 10/15/2030 (A)(B)	425	418
BHG Securitization Trust, Ser 2022-A, Cl A
1.710%, 02/20/2035 (B)	332	316

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
BHG Securitization Trust, Ser 2022-B, Cl A
3.750%, 06/18/2035 (B)	$300	$297
BlueMountain CLO XXIII, Ser 2018-23A, Cl C
4.860%, ICE LIBOR USD 3 Month + 2.150%, 10/20/2031 (A)(B)	800	758
BlueMountain Fuji US Clo II, Ser 2017-2A, Cl C
5.710%, ICE LIBOR USD 3 Month + 3.000%, 10/20/2030 (A)(B)	400	363
BRE Grand Islander Timeshare Issuer LLC, Ser 2017-1A, Cl A
2.940%, 05/25/2029 (B)	1,943	1,887
BRE Grand Islander Timeshare Issuer LLC, Ser 2019-A, Cl A
3.280%, 09/26/2033 (B)	850	810
BSPRT Issuer, Ser 2022-FL8, Cl A
3.383%, SOFR30A + 1.500%, 02/15/2037 (A)(B)	275	267
Carlyle Global Market Strategies CLO, Ser 2018-1A, Cl A1R2
3.710%, ICE LIBOR USD 3 Month + 0.970%, 04/17/2031 (A)(B)	648	636
Carlyle Global Market Strategies CLO, Ser 2021-1A, Cl AR3
3.690%, ICE LIBOR USD 3 Month + 0.980%, 07/20/2031 (A)(B)	310	305
Carlyle US CLO, Ser 2021-2A, Cl A1R
3.760%, ICE LIBOR USD 3 Month + 1.050%, 07/20/2031 (A)(B)	1,450	1,423
Carlyle US CLO, Ser 2021-3A, Cl BR
4.710%, ICE LIBOR USD 3 Month + 2.000%, 07/20/2029 (A)(B)	500	471
Catskill Park CLO, Ser 2017-1A, Cl A1B
4.060%, ICE LIBOR USD 3 Month + 1.350%, 04/20/2029 (A)(B)	1,000	978
C-BASS Mortgage Loan Asset-Backed Certificates, Ser 2005-CB7, Cl M1
3.059%, ICE LIBOR USD 1 Month + 0.615%, 11/25/2035 (A)	50	50
CCG Receivables Trust, Ser 2021-1, Cl A2
0.300%, 06/14/2027 (B)	51	50
Cedar Funding X CLO, Ser 2021-10A, Cl CR
4.760%, ICE LIBOR USD 3 Month + 2.050%, 10/20/2032 (A)(B)	450	428
Cent CLO 21, Ser 2021-21A, Cl A1R3
3.739%, ICE LIBOR USD 3 Month + 0.970%, 07/27/2030 (A)(B)	2,000	1,973
CIFC Funding 2017-V, Ser 2017-5A, Cl B
4.590%, ICE LIBOR USD 3 Month + 1.850%, 11/16/2030 (A)(B)	500	476

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
CIFC Funding, Ser 2018-2A, Cl A1
3.750%, ICE LIBOR USD 3 Month + 1.040%, 04/20/2031 (A)(B)	$250	$246
CIFC Funding, Ser 2018-3A, Cl AR
3.608%, ICE LIBOR USD 3 Month + 0.870%, 04/19/2029 (A)(B)	833	821
CNH Equipment Trust, Ser 2021-A, Cl A2
0.230%, 03/15/2024	34	34
CoreVest American Finance Trust, Ser 2018-1, Cl A
3.804%, 06/15/2051 (B)	487	486
Crossroads Asset Trust, Ser 2021-A, Cl A2
0.820%, 03/20/2024 (B)	75	74
DB Master Finance LLC, Ser 2019-1A, Cl A2II
4.021%, 05/20/2049 (B)	364	347
Denali Capital CLO XI, Ser 2018-1A, Cl A2RR
4.360%, ICE LIBOR USD 3 Month + 1.650%, 10/20/2028 (A)(B)	1,000	986
Dewolf Park CLO, Ser 2021-1A, Cl AR
3.432%, ICE LIBOR USD 3 Month + 0.920%, 10/15/2030 (A)(B)	425	418
Dext ABS LLC, Ser 2021-1, Cl A
1.120%, 02/15/2028 (B)	112	107
ECMC Group Student Loan Trust, Ser 2020-3A, Cl A1B
3.444%, ICE LIBOR USD 1 Month + 1.000%, 01/27/2070 (A)(B)	702	686
Elara HGV Timeshare Issuer LLC, Ser 2017-A, Cl A
2.690%, 03/25/2030 (B)	399	386
Elara HGV Timeshare Issuer LLC, Ser 2019-A, Cl A
2.610%, 01/25/2034 (B)	1,167	1,100
Elevation CLO, Ser 2017-2A, Cl A1R
3.820%, TSFR3M + 1.492%, 10/15/2029 (A)(B)	886	877
ExteNet LLC, Ser 2019-1A, Cl A2
3.204%, 07/26/2049 (B)	2,000	1,909
FCI Funding LLC, Ser 2021-1A, Cl A
1.130%, 04/15/2033 (B)	65	63
FREED ABS Trust, Ser 2021-3FP, Cl A
0.620%, 11/20/2028 (B)	5	5
FREED ABS Trust, Ser 2022-1FP, Cl A
0.940%, 03/19/2029 (B)	36	35
Goldentree Loan Management US CLO 2, Ser 2021-2A, Cl AR
3.620%, ICE LIBOR USD 3 Month + 0.910%, 11/20/2030 (A)(B)	275	271
HPEFS Equipment Trust, Ser 2019-1A, Cl D
2.720%, 09/20/2029 (B)	943	943

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Invitation Homes Trust, Ser 2018-SFR1, Cl A
3.080%, ICE LIBOR USD 1 Month + 0.700%, 03/17/2037 (A)(B)	$1,672	$1,653
Invitation Homes Trust, Ser 2018-SFR1, Cl B
3.330%, ICE LIBOR USD 1 Month + 0.950%, 03/17/2037 (A)(B)	1,500	1,491
Invitation Homes Trust, Ser 2018-SFR1, Cl C
3.630%, ICE LIBOR USD 1 Month + 1.250%, 03/17/2037 (A)(B)	2,200	2,174
Invitation Homes Trust, Ser 2018-SFR4, Cl A
3.480%, ICE LIBOR USD 1 Month + 1.100%, 01/17/2038 (A)(B)	2,675	2,661
Invitation Homes Trust, Ser 2018-SFR4, Cl C
3.780%, ICE LIBOR USD 1 Month + 1.400%, 01/17/2038 (A)(B)	2,000	1,987
Kentucky Higher Education Student Loan, Ser 2020-1, Cl A1B
3.309%, ICE LIBOR USD 1 Month + 1.050%, 11/25/2050 (A)	1,585	1,593
Kentucky Higher Education Student Loan, Ser 2021-1, Cl A1B
3.224%, ICE LIBOR USD 1 Month + 0.780%, 03/25/2051 (A)	2,984	2,972
Keycorp Student Loan Trust, Ser 2000-B, Cl A2
3.093%, ICE LIBOR USD 3 Month + 0.310%, 07/25/2029 (A)	263	262
KKR CLO 12, Ser 2018-12, Cl AR2A
3.647%, ICE LIBOR USD 3 Month + 1.135%, 10/15/2030 (A)(B)	500	494
KKR CLO 21, Ser 2018-21, Cl A
3.512%, ICE LIBOR USD 3 Month + 1.000%, 04/15/2031 (A)(B)	580	568
LCM XXIV, Ser 2021-24A, Cl AR
3.690%, ICE LIBOR USD 3 Month + 0.980%, 03/20/2030 (A)(B)	280	276
Madison Park Funding XIX, Ser 2020-19A, Cl A2R2
4.259%, ICE LIBOR USD 3 Month + 1.500%, 01/22/2028 (A)(B)	600	584
Madison Park Funding XLI, Ser 2017-12A, Cl DR
5.559%, ICE LIBOR USD 3 Month + 2.800%, 04/22/2027 (A)(B)	500	463
Madison Park Funding XVII, Ser 2021-17A, Cl AR2
3.732%, ICE LIBOR USD 3 Month + 1.000%, 07/21/2030 (A)(B)	250	247
Madison Park Funding XXX, Ser 2018-30A, Cl A
3.262%, ICE LIBOR USD 3 Month + 0.750%, 04/15/2029 (A)(B)	963	946

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Magnetite VIII, Ser 2018-8A, Cl AR2
3.492%, ICE LIBOR USD 3 Month + 0.980%, 04/15/2031 (A)(B)	$775	$766
Magnetite XVIII, Ser 2018-18A, Cl BR
4.405%, ICE LIBOR USD 3 Month + 1.500%, 11/15/2028 (A)(B)	1,000	976
Marlette Funding Trust, Ser 2021-2A, Cl A
0.510%, 09/15/2031 (B)	23	23
Marlette Funding Trust, Ser 2021-3A, Cl A
0.650%, 12/15/2031 (B)	78	77
Marlette Funding Trust, Ser 2022-1A, Cl A
1.360%, 04/15/2032 (B)	309	303
MF1, Ser 2022-FL8, Cl A
3.383%, SOFR30A + 1.350%, 02/19/2037 (A)(B)	250	245
Missouri Higher Education Loan Authority, Ser 2021-1, Cl A1B
3.194%, ICE LIBOR USD 1 Month + 0.750%, 01/25/2061 (A)	1,003	989
Missouri Higher Education Loan Authority, Ser 2021-2, Cl A1B
3.144%, ICE LIBOR USD 1 Month + 0.700%, 03/25/2061 (A)	3,046	2,984
MMAF Equipment Finance LLC, Ser 2018-A, Cl A4
3.390%, 01/10/2025 (B)	648	646
Mountain View CLO LLC, Ser 2020-1A, Cl AR
3.830%, ICE LIBOR USD 3 Month + 1.090%, 10/16/2029 (A)(B)	1,032	1,022
Navient Private Education Loan Trust, Ser 2015-AA, Cl A2A
2.650%, 12/15/2028 (B)	1,088	1,078
Navient Private Education Loan Trust, Ser 2020-IA, Cl A1B
3.391%, ICE LIBOR USD 1 Month + 1.000%, 04/15/2069 (A)(B)	1,250	1,222
Navient Private Education Refi Loan Trust, Ser 2019-D, Cl A2B
3.441%, ICE LIBOR USD 1 Month + 1.050%, 12/15/2059 (A)(B)	2,798	2,759
Navient Private Education Refi Loan Trust, Ser 2020-HA, Cl A
1.310%, 01/15/2069 (B)	846	780
Navient Student Loan Trust, Ser 2021-1A, Cl A1B
3.044%, ICE LIBOR USD 1 Month + 0.600%, 12/26/2069 (A)(B)	1,233	1,194
Navient Student Loan Trust, Ser 2021-2A, Cl A1B
2.994%, ICE LIBOR USD 1 Month + 0.550%, 02/25/2070 (A)(B)	1,728	1,671

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Neuberger Berman Loan Advisers CLO 25, Ser 2021-25A, Cl AR
3.670%, ICE LIBOR USD 3 Month + 0.930%, 10/18/2029 (A)(B)	$590	$581
Neuberger Berman Loan Advisers CLO 26, Ser 2021-26A, Cl AR
3.660%, ICE LIBOR USD 3 Month + 0.920%, 10/18/2030 (A)(B)	400	394
New Hampshire Higher Education Loan, Ser 2020-1, Cl A1B
3.459%, ICE LIBOR USD 1 Month + 1.200%, 09/25/2060 (A)	836	809
Nyctl Trust, Ser 2022-A, Cl A
2.100%, 11/10/2034 (B)	353	340
Oxford Finance Funding LLC, Ser 2020-1A, Cl A2
3.101%, 02/15/2028 (B)	927	918
Palmer Square Loan Funding, Ser 2019-3A, Cl A2
4.584%, ICE LIBOR USD 3 Month + 1.600%, 08/20/2027 (A)(B)	1,000	986
Palmer Square Loan Funding, Ser 2021-3A, Cl A1
3.510%, ICE LIBOR USD 3 Month + 0.800%, 07/20/2029 (A)(B)	191	188
Palmer Square Loan Funding, Ser 2021-4A, Cl A1
3.312%, ICE LIBOR USD 3 Month + 0.800%, 10/15/2029 (A)(B)	522	513
Prodigy Finance DAC, Ser 2021-1A, Cl A
3.694%, ICE LIBOR USD 1 Month + 1.250%, 07/25/2051 (A)(B)	1,511	1,477
SCF Equipment Leasing LLC, Ser 2021-1A, Cl A2
0.420%, 08/20/2026 (B)	66	65
SCF Equipment Leasing LLC, Ser 2022-1A, Cl A2
2.060%, 02/22/2028 (B)	410	399
SMB Private Education Loan Trust, Ser 2019-B, Cl A2B
3.391%, ICE LIBOR USD 1 Month + 1.000%, 06/15/2037 (A)(B)	924	911
SMB Private Education Loan Trust, Ser 2020-PTA, Cl A2B
3.109%, ICE LIBOR USD 1 Month + 0.850%, 09/15/2054 (A)(B)	1,765	1,719
SMB Private Education Loan Trust, Ser 2020-PTB, Cl A2B
3.109%, ICE LIBOR USD 1 Month + 0.850%, 09/15/2054 (A)(B)	2,376	2,336

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SMB Private Education Loan Trust, Ser 2021-A, Cl A2A2
3.121%, ICE LIBOR USD 1 Month + 0.730%, 01/15/2053 (A)(B)	$2,383	$2,309
SoFi Consumer Loan Program Trust, Ser 2021-1, Cl A
0.490%, 09/25/2030 (B)	45	43
Sound Point CLO XXIII, Ser 2021-2A, Cl X
0.941%, ICE LIBOR USD 3 Month + 0.700%, 07/15/2034 (A)(B)	960	956
STAR Trust, Ser 2021-SFR1, Cl C
3.430%, ICE LIBOR USD 1 Month + 1.050%, 04/17/2038 (A)(B)	1,000	967
STAR Trust, Ser 2021-SFR1, Cl D
3.680%, ICE LIBOR USD 1 Month + 1.300%, 04/17/2038 (A)(B)	1,000	964
STAR Trust, Ser 2021-SFR2, Cl C
3.980%, ICE LIBOR USD 1 Month + 1.600%, 01/17/2024 (A)(B)	3,000	2,935
Structured Asset Investment Loan Trust, Ser 2003-BC12, Cl 2A
3.164%, ICE LIBOR USD 1 Month + 0.720%, 11/25/2033 (A)	1,726	1,622
Structured Asset Investment Loan Trust, Ser 2004-8, Cl A8
3.444%, ICE LIBOR USD 1 Month + 1.000%, 09/25/2034 (A)	2,468	2,408
Structured Asset Investment Loan Trust, Ser 2004-BNC1, Cl A4
3.384%, ICE LIBOR USD 1 Month + 0.940%, 09/25/2034 (A)	732	705
Symphony Static CLO I, Ser 2021-1A, Cl A
3.613%, ICE LIBOR USD 3 Month + 0.830%, 10/25/2029 (A)(B)	358	352
Symphony Static CLO I, Ser 2021-1A, Cl D
5.533%, ICE LIBOR USD 3 Month + 2.750%, 10/25/2029 (A)(B)	500	473
TAL Advantage VII LLC, Ser 2020-1A, Cl A
2.050%, 09/20/2045 (B)	799	719
TCI-Flatiron CLO, Ser 2017-1A, Cl B
4.502%, ICE LIBOR USD 3 Month + 1.560%, 11/18/2030 (A)(B)	500	484
Towd Point HE Trust, Ser 2021-HE1, Cl A1
0.918%, 02/25/2063 (A)(B)	1,091	1,032
Trimaran Cavu, Ser 2019-1A, Cl D
6.860%, ICE LIBOR USD 3 Month + 4.150%, 07/20/2032 (A)(B)	600	561
Upstart Securitization Trust, Ser 2020-3, Cl A
1.702%, 11/20/2030 (B)	29	29

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Upstart Securitization Trust, Ser 2021-2, Cl A
0.910%, 06/20/2031 (B)	$131	$129
Upstart Securitization Trust, Ser 2021-4, Cl A
0.840%, 09/20/2031 (B)	221	212
Verde CLO, Ser 2021-1A, Cl XR
3.262%, ICE LIBOR USD 3 Month + 0.750%, 04/15/2032 (A)(B)	244	244
Vibrant CLO VI, Ser 2021-6A, Cl AR
3.046%, ICE LIBOR USD 3 Month + 0.950%, 06/20/2029 (A)(B)	200	197
Voya CLO, Ser 2018-2A, Cl A1R
3.773%, TSFR3M + 1.232%, 04/25/2031 (A)(B)	500	490
Voya CLO, Ser 2018-3A, Cl A2R
4.140%, ICE LIBOR USD 3 Month + 1.400%, 10/18/2031 (A)(B)	818	795
Voya CLO, Ser 2020-1A, Cl AR
3.572%, ICE LIBOR USD 3 Month + 1.060%, 04/15/2031 (A)(B)	400	393
Voya CLO, Ser 2020-2A, Cl A1RR
3.760%, ICE LIBOR USD 3 Month + 1.020%, 04/17/2030 (A)(B)	296	292
VSE VOI Mortgage LLC, Ser 2017-A, Cl A
2.330%, 03/20/2035 (B)	523	502
Westgate Resorts LLC, Ser 2020-1A, Cl A
2.713%, 03/20/2034 (B)	828	811
		104,926

Total Asset-Backed Securities
(Cost $130,726) ($ Thousands)		127,942

CORPORATE OBLIGATIONS — 3.9%
Communication Services — 0.1%
Magallanes
3.663%, SOFRINDX + 1.780%, 03/15/2024 (A)(B)	165	165
Verizon Communications
2.724%, SOFRINDX + 0.790%, 03/20/2026 (A)	350	344
2.455%, SOFRINDX + 0.500%, 03/22/2024 (A)	350	347

		856

Consumer Discretionary — 0.6%
Daimler Trucks Finance North America LLC
2.633%, U.S. SOFR + 0.750%, 12/13/2024 (A)(B)	400	395

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
General Motors Financial
2.789%, U.S. SOFR + 0.620%, 10/15/2024 (A)	$600	$586
2.525%, U.S. SOFR + 0.760%, 03/08/2024 (A)	400	394
Hyundai Capital America MTN
0.800%, 04/03/2023 (B)	360	353
LBM Acquisition LLC
6.250%, 01/15/2029 (B)	1,304	974
Nordstrom
2.300%, 04/08/2024	160	150
Specialty Building Products Holdings LLC
6.375%, 09/30/2026 (B)	525	473

		3,325

Consumer Staples — 0.3%
GEMS MENASA Cayman
7.125%, 07/31/2026 (B)	587	558
GSK Consumer Healthcare Capital US LLC
2.879%, U.S. SOFR + 0.890%, 03/24/2024 (A)(B)	250	249
JDE Peet's
0.800%, 09/24/2024 (B)	375	346

		1,153

Energy — 0.0%
Enbridge
2.925%, SOFRINDX + 0.630%, 02/16/2024 (A)	250	248
Southern Natural Gas LLC
0.625%, 04/28/2023 (B)	205	200

		448

Financials — 1.6%
Alliant Holdings Intermediate LLC
6.750%, 10/15/2027 (B)	1,000	908
Athene Global Funding
2.996%, SOFRINDX + 0.700%, 05/24/2024 (A)(B)	450	441
Bank of America
2.954%, U.S. SOFR + 0.660%, 02/04/2025 (A)	195	193
2.934%, U.S. SOFR + 0.690%, 04/22/2025 (A)	475	467
Bank of Montreal MTN
2.503%, SOFRINDX + 0.620%, 09/15/2026 (A)	475	459
Bank of Nova Scotia
2.665%, U.S. SOFR + 0.380%, 07/31/2024 (A)	700	690

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Brighthouse Financial Global Funding MTN
2.886%, U.S. SOFR + 0.760%, 04/12/2024 (A)(B)	$315	$312
Capital One Financial
2.987%, U.S. SOFR + 0.690%, 12/06/2024 (A)	275	268
Citigroup
2.963%, U.S. SOFR + 0.669%, 05/01/2025 (A)	300	295
Deutsche Bank NY
3.514%, U.S. SOFR + 1.219%, 11/16/2027 (A)	325	300
2.794%, U.S. SOFR + 0.500%, 11/08/2023 (A)	400	397
Goldman Sachs Group
2.935%, U.S. SOFR + 0.700%, 01/24/2025 (A)	275	270
2.299%, U.S. SOFR + 0.500%, 09/10/2024 (A)	150	148
HSBC Holdings PLC
2.875%, U.S. SOFR + 0.580%, 11/22/2024 (A)	275	269
JPMorgan Chase
3.112%, U.S. SOFR + 0.885%, 04/22/2027 (A)	475	462
2.560%, U.S. SOFR + 0.580%, 06/23/2025 (A)	200	196
2.480%, U.S. SOFR + 0.580%, 03/16/2024 (A)	350	348
KeyBank
2.610%, U.S. SOFR + 0.320%, 06/14/2024 (A)	250	247
Macquarie Group MTN
2.871%, U.S. SOFR + 0.710%, 10/14/2025 (A)(B)	300	293
Midcap Financial Issuer Trust
5.625%, 01/15/2030 (B)	350	267
Mizuho Financial Group
3.627%, ICE LIBOR USD 3 Month + 0.630%, 05/25/2024 (A)	525	523
National Bank of Canada
2.784%, U.S. SOFR + 0.490%, 08/06/2024 (A)	350	345
NatWest Markets
2.824%, U.S. SOFR + 0.530%, 08/12/2024 (A)(B)	340	336
Societe Generale
3.268%, U.S. SOFR + 1.050%, 01/21/2026 (A)(B)	275	267
Sumitomo Mitsui Trust Bank MTN
2.282%, U.S. SOFR + 0.440%, 09/16/2024 (A)(B)	350	345

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Toronto-Dominion Bank MTN
2.389%, U.S. SOFR + 0.590%, 09/10/2026 (A)	$300	$289
2.149%, U.S. SOFR + 0.350%, 09/10/2024 (A)	350	344
Truist Financial MTN
2.182%, U.S. SOFR + 0.400%, 06/09/2025 (A)	250	245

		9,924

Health Care — 0.1%
Baxter International
2.736%, SOFRINDX + 0.440%, 11/29/2024 (A)(B)	275	271
Global Medical Response
6.500%, 10/01/2025 (B)	462	412

		683

Industrials — 0.3%
Artera Services LLC
9.033%, 12/04/2025 (B)	700	575
Boeing
1.167%, 02/04/2023	325	322
CP Atlas Buyer
7.000%, 12/01/2028 (B)	710	579
DAE Funding LLC MTN
1.550%, 08/01/2024 (B)	205	192

		1,668

Information Technology — 0.1%
Microchip Technology
0.972%, 02/15/2024	205	195
Qorvo
1.750%, 12/15/2024 (B)	220	206
TD SYNNEX
1.250%, 08/09/2024	475	441

		842

Materials — 0.2%
Chemours
4.625%, 11/15/2029 (B)	640	528
Kobe US Midco 2
9.250%cash/0% PIK, 11/01/2026 (B)	816	669

		1,197

Utilities — 0.6%
CenterPoint Energy
2.944%, SOFRINDX + 0.650%, 05/13/2024 (A)	225	222
Edison International
3.125%, 11/15/2022	2,000	1,996

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Mississippi Power
2.314%, U.S. SOFR + 0.300%, 06/28/2024 (A)	$195	$192
Pacific Gas and Electric
3.444%, SOFRINDX + 1.150%, 11/14/2022 (A)	340	340
3.250%, 02/16/2024	200	196
1.700%, 11/15/2023	125	121
PPL Electric Utilities
2.323%, U.S. SOFR + 0.330%, 06/24/2024 (A)	425	420

		3,487

Total Corporate Obligations
(Cost $25,258) ($ Thousands)		23,583

U.S. TREASURY OBLIGATIONS — 0.2%
U.S. Treasury Bills
2.715%, 11/29/2022 (F)	300	298
2.640%, 01/26/2023 (F)	1,160	1,145

Total U.S. Treasury Obligations
(Cost $1,445) ($ Thousands)		1,443

MUNICIPAL BOND — 0.0%
Illinois — 0.0%
Chicago, Transit Authority, Ser B, RB
1.838%, 12/01/2023	110	107

Total Municipal Bond

(Cost $110) ($ Thousands)		107

	Shares
CASH EQUIVALENT — 5.4%
SEI Daily Income Trust, Government Fund, Cl F
1.840%**†	33,148,765	33,149

Total Cash Equivalent
(Cost $33,149) ($ Thousands)		33,149

Description	Face Amount (Thousands)	Market Value ($ Thousands)
REPURCHASE AGREEMENT — 0.0%
BNP Paribas
2.290%, dated 08/31/2022 to be repurchased on 09/01/2022, repurchase price $300,019 (collateralized by U.S. Government and Treasury obligations, ranging in par value $1,000 - $204,876, 1.750% - 3.870%, 06/01/2031 – 10/20/2039; with total market value $306,001) (H)	$300	$300
Total Repurchase Agreement
(Cost $300) ($ Thousands)		300

Total Investments in Securities — 101.6%
(Cost $642,563) ($ Thousands)		$620,429

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Opportunistic Income Fund (Continued)

A list of the open future contracts held by the Fund at August 31, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
Short Contracts
U.S. 2-Year Treasury Notes	(143)	Dec-2022	$(29,847)	$(29,791)	$56
U.S. 5-Year Treasury Notes	(5)	Dec-2022	(556)	(554)	2
U.S. 10-Year Treasury Notes	(13)	Dec-2022	(1,524)	(1,520)	4
U.S. Long Treasury Bond	(1)	Dec-2022	(136)	(136)	–
			$(32,063)	$(32,001)	$62

Percentages are based on Net Assets of $610,472 ($ Thousands).
**	The rate reported is the 7-day effective yield as of August 31, 2022.
†	Investment in Affiliated Security.
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2022, the value of these securities amounted to $290,318 ($ Thousands), representing 47.6% of the Net Assets of the Fund.

(C)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(D)	Unsettled bank loan. Interest rate may not be available.
(E)	Level 3 security in accordance with fair value hierarchy.
(F)	Interest rate represents the security's effective yield at the time of purchase.
(G)

Securities considered restricted. The total market value of such securities as of August 31, 2022 was $1,856 ($ Thousands) and represented 0.3% of the Net Assets of the Fund. See table below for acquisition dates and acquisition cost.

(H)	Tri-Party Repurchase Agreement.

ARM — Adjustable Rate Mortgage
Cl — Class
CLO — Collateralized Loan Obligation
CMO — Collateralized Mortgage Obligation
DAC — Designated Activity Company
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
FREMF— Freddie Mac Multi-Family
GNMA — Government National Mortgage Association
ICE— Intercontinental Exchange
IO — Interest Only — face amount represents notional amount.
LIBOR— London Interbank Offered Rate
LLC — Limited Liability Company
L.P. — Limited Partnership
Ltd — Limited
MTN — Medium Term Note
PIK — Payment-in-Kind
PLC — Public Limited Company
RB — Revenue Bond
REMIC — Real Estate Mortgage Investment Conduit
Ser — Series
SOFR — Secured Overnight Financing Rate
STACR — Structured Agency Credit Risk
USD — U.S. Dollar

The following is a summary of the level of inputs used as of August 31, 2022, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Mortgage-Backed Securities	–	221,351	–	221,351
Loan Participations	–	190,081	22,473	212,554
Asset-Backed Securities	–	127,942	–	127,942
Corporate Obligations	–	23,583	–	23,583
U.S. Treasury Obligations	–	1,443	–	1,443
Municipal Bond	–	107	–	107
Cash Equivalent	33,149	–	–	33,149
Repurchase Agreement	–	300	–	300
Total Investments in Securities	33,149	564,807	22,473	620,429

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	62	–	–	62
Total Other Financial Instruments	62	–	–	62

* Future contracts are valued at the unrealized appreciation on the instrument.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

Investments in Loan Participations
Balance as of June 1, 2022	$28,430
Accrued discounts/premiums	(2)
Realized gain/(loss)	(136)
Change in unrealized appreciation/(depreciation)	82
Purchases	—
Sales	(5,901)
Net transfer into Level 3	—
Net transfer out of Level 3	—
Ending Balance as of August 31, 2022 (1)	$22,473
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(8)

(1) Of the $22,473 ($ Thousands) in Level 3 securities as of August 31, 2022, $— ($ Thousands) or 0.0% of the Net Assets of the Fund are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs are required for those Level 3 securities that are not valued by third party pricing vendors or broker quotes.

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Opportunistic Income Fund (Concluded)

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2022 ($ Thousands):

Security Description	Value 5/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2022	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$42,196	$65,744	$(74,791)	$-	$-	$33,149	33,148,765	$107	$-

A list of the restricted securities, excluding 144a, held by the Fund at August 31, 2022, is as follows:

Description	Face Amount ($ Thousands)	Acquisition Date/Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)
Loan Participation
Trident TPI Holdings, Inc., Tranche B-1 Term Loan, 1st Lien	1,882	01/18/2019	$1,857	$1,856

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Core Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 36.6%
Agency Mortgage-Backed Obligations — 29.9%
FHLMC
7.500%, 08/01/2030 to 12/01/2036	$189	$200
7.000%, 05/01/2024 to 03/01/2039	57	60
6.500%, 10/01/2031 to 09/01/2039	437	459
6.000%, 01/01/2028 to 08/01/2038	304	317
5.500%, 02/01/2035 to 07/01/2052	4,949	5,112
5.000%, 08/01/2033 to 07/01/2052	15,195	15,511
4.500%, 11/01/2025 to 08/01/2052	14,608	14,757
4.000%, 01/01/2035 to 07/01/2052	40,492	40,073
3.500%, 03/01/2033 to 05/01/2052	82,701	80,222
3.000%, 03/01/2031 to 06/01/2052	62,698	58,868
2.500%, 10/01/2031 to 05/01/2052	131,696	118,578
2.000%, 09/01/2040 to 03/01/2052	109,900	95,654
1.500%, 10/01/2041 to 12/01/2050	25,532	20,930
FHLMC ARM
4.303%, SOFR30A + 2.130%, 07/01/2052(A)	1,329	1,329
4.119%, SOFR30A + 2.380%, 09/01/2052(A)	744	738
3.991%, SOFR30A + 2.140%, 08/01/2052(A)	1,457	1,431
3.912%, SOFR30A + 2.130%, 07/01/2052(A)	1,081	1,067
3.516%, ICE LIBOR USD 12 Month + 2.330%, 05/01/2036(A)	28	28
3.438%, ICE LIBOR USD 12 Month + 1.637%, 03/01/2049(A)	1,401	1,410
3.233%, ICE LIBOR USD 12 Month + 1.635%, 04/01/2048(A)	3,300	3,337
3.087%, ICE LIBOR USD 12 Month + 1.621%, 02/01/2050(A)	897	878
3.008%, ICE LIBOR USD 12 Month + 1.628%, 11/01/2048(A)	3,132	3,039
2.876%, ICE LIBOR USD 12 Month + 1.619%, 11/01/2047(A)	1,099	1,075
2.841%, ICE LIBOR USD 12 Month + 1.720%, 01/01/2044(A)	550	557
2.802%, ICE LIBOR USD 12 Month + 1.640%, 05/01/2049(A)	782	775
2.780%, ICE LIBOR USD 12 Month + 1.681%, 09/01/2047(A)	1,612	1,633
2.671%, ICE LIBOR USD 12 Month + 1.612%, 10/01/2043(A)	316	317
2.647%, ICE LIBOR USD 12 Month + 1.770%, 09/01/2042(A)	303	313
2.628%, ICE LIBOR USD 12 Month + 1.685%, 02/01/2043(A)	433	444
2.554%, ICE LIBOR USD 12 Month + 1.606%, 09/01/2043(A)	122	122
2.542%, ICE LIBOR USD 12 Month + 1.646%, 10/01/2043(A)	533	537

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
2.507%, ICE LIBOR USD 12 Month + 1.632%, 11/01/2043(A)	$260	$261
2.431%, ICE LIBOR USD 12 Month + 1.638%, 09/01/2045(A)	3,078	3,092
2.358%, ICE LIBOR USD 12 Month + 1.635%, 07/01/2043(A)	154	155
2.349%, ICE LIBOR USD 12 Month + 1.642%, 08/01/2043(A)	286	287
2.330%, ICE LIBOR USD 12 Month + 1.650%, 03/01/2043(A)	407	413
2.251%, ICE LIBOR USD 12 Month + 1.926%, 12/01/2036(A)	47	48
2.098%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 1.284%, 03/01/2047(A)	523	505
1.845%, ICE LIBOR USD 12 Month + 1.595%, 10/01/2036(A)	10	10
FHLMC Multiclass Certificates, Ser 2020-RR02, Cl BX, IO
1.666%, 08/27/2028(A)	2,000	164
FHLMC Multiclass Certificates, Ser 2021-P009, Cl A2
1.878%, 01/25/2031	975	842
FHLMC Multifamily Structured Pass Through Certificates, Ser 1519, Cl X1, IO
0.705%, 12/25/2035(A)	16,173	876
FHLMC Multifamily Structured Pass Through Certificates, Ser 1520, Cl X1, IO
0.578%, 02/25/2036(A)	4,992	220
FHLMC Multifamily Structured Pass Through Certificates, Ser K032, Cl X1, IO
0.179%, 05/25/2023(A)	56,133	29
FHLMC Multifamily Structured Pass Through Certificates, Ser K047, Cl A2
3.329%, 05/25/2025(A)	605	596
FHLMC Multifamily Structured Pass Through Certificates, Ser K091, Cl X1, IO
0.705%, 03/25/2029(A)	3,884	121
FHLMC Multifamily Structured Pass Through Certificates, Ser K093, Cl X1, IO
1.093%, 05/25/2029(A)	3,973	204
FHLMC Multifamily Structured Pass Through Certificates, Ser K094, Cl X1, IO
1.015%, 06/25/2029(A)	2,987	146
FHLMC Multifamily Structured Pass Through Certificates, Ser K094, Cl XAM, IO
1.283%, 06/25/2029(A)	6,800	457
FHLMC Multifamily Structured Pass Through Certificates, Ser K095, Cl XAM, IO
1.374%, 06/25/2029(A)	700	50

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass Through Certificates, Ser K101, Cl X1, IO
0.948%, 10/25/2029(A)	$1,292	$62
FHLMC Multifamily Structured Pass Through Certificates, Ser K133, Cl X1, IO
0.445%, 09/25/2031(A)	15,376	400
FHLMC Multifamily Structured Pass Through Certificates, Ser K142, Cl X1, IO
0.403%, 03/25/2032(A)	6,799	165
FHLMC Multifamily Structured Pass Through Certificates, Ser K143, Cl X1, IO
0.450%, 04/25/2055(A)	6,998	197
FHLMC Multifamily Structured Pass Through Certificates, Ser K144, Cl A2
2.450%, 04/25/2032	1,971	1,755
FHLMC Multifamily Structured Pass Through Certificates, Ser K145, Cl X1, IO
0.430%, 06/25/2055(A)	7,498	203
FHLMC Multifamily Structured Pass Through Certificates, Ser K145, Cl A2
2.580%, 06/25/2055	1,971	1,775
FHLMC Multifamily Structured Pass Through Certificates, Ser K146, Cl A2
2.920%, 06/25/2032	3,784	3,510
FHLMC Multifamily Structured Pass Through Certificates, Ser K147, Cl A2
3.000%, 06/25/2032(A)	3,784	3,534
FHLMC Multifamily Structured Pass Through Certificates, Ser K147, Cl X1, IO
0.487%, 06/25/2032(A)	9,999	309
FHLMC Multifamily Structured Pass Through Certificates, Ser K148, Cl A2
3.500%, 07/25/2032(A)	4,420	4,314
FHLMC Multifamily Structured Pass Through Certificates, Ser K157, Cl A3
3.990%, 08/25/2033(A)	4,400	4,423
FHLMC Multifamily Structured Pass Through Certificates, Ser K726, Cl X1, IO
1.048%, 04/25/2024(A)	9,203	111
FHLMC Multifamily Structured Pass Through Certificates, Ser K736, Cl X1, IO
1.431%, 07/25/2026(A)	974	39
FHLMC Multifamily Structured Pass Through Certificates, Ser K737, Cl X1, IO
0.751%, 10/25/2026(A)	8,408	174
FHLMC Multifamily Structured Pass Through Certificates, Ser K741, Cl X1, IO
0.657%, 12/25/2027(A)	2,997	76
FHLMC Multifamily Structured Pass Through Certificates, Ser K742, Cl X1, IO
0.869%, 03/25/2028(A)	6,197	191

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass Through Certificates, Ser KC05, Cl X1, IO
1.343%, 06/25/2027(A)	$1,565	$53
FHLMC Multifamily Structured Pass Through Certificates, Ser KG07, Cl A2
3.123%, 08/25/2032(A)	1,969	1,852
FHLMC Multifamily Structured Pass Through Certificates, Ser KLU1, Cl A4
2.854%, 01/25/2031	1,115	1,045
FHLMC Multifamily Structured Pass Through Certificates, Ser KSG2, Cl A2
2.091%, 11/25/2031(A)	1,395	1,208
FHLMC Multifamily Structured Pass Through Certificates, Ser X3FX, Cl A2FX
3.000%, 06/25/2027	2,210	2,138
FHLMC REMIC CMO, Ser 1999-2174, Cl PN
6.000%, 07/15/2029	7	7
FHLMC REMIC CMO, Ser 2001-2312, Cl Z
6.500%, 05/15/2031	63	65
FHLMC REMIC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/2032	19	20
FHLMC REMIC CMO, Ser 2003-2671, Cl S
10.375%, 09/15/2033(A)	27	29
FHLMC REMIC CMO, Ser 2003-2684, Cl ZN
4.000%, 10/15/2033	54	54
FHLMC REMIC CMO, Ser 2004-2733, Cl ME
5.000%, 01/15/2034	124	128
FHLMC REMIC CMO, Ser 2006-R007, Cl ZA
6.000%, 05/15/2036	541	575
FHLMC REMIC CMO, Ser 2007-3316, Cl JO, PO
0.000%, 05/15/2037(B)	2	2
FHLMC REMIC CMO, Ser 2008-3451, Cl SB, IO
3.639%, 05/15/2038(A)	43	4
FHLMC REMIC CMO, Ser 2009-3546, Cl A
2.302%, 02/15/2039(A)	35	36
FHLMC REMIC CMO, Ser 2010-3621, Cl SB, IO
3.839%, 01/15/2040(A)	54	6
FHLMC REMIC CMO, Ser 2011-3866, Cl SA, IO
3.559%, 05/15/2041(A)	325	25
FHLMC REMIC CMO, Ser 2012-4010, Cl KM
3.000%, 01/15/2042	255	247
FHLMC REMIC CMO, Ser 2012-4030, Cl HS, IO
4.219%, 04/15/2042(A)	30	4
FHLMC REMIC CMO, Ser 2012-4102, Cl TC
2.500%, 09/15/2041	1,251	1,212
FHLMC REMIC CMO, Ser 2012-4119, Cl IN, IO
3.500%, 10/15/2032	253	26

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC CMO, Ser 2013-4161, Cl BA
2.500%, 12/15/2041	$2,912	$2,829
FHLMC REMIC CMO, Ser 2013-4194, Cl BI, IO
3.500%, 04/15/2043	156	25
FHLMC REMIC CMO, Ser 2013-4205, Cl PA
1.750%, 05/15/2043	614	558
FHLMC REMIC CMO, Ser 2013-4210, Cl Z
3.000%, 05/15/2043	491	423
FHLMC REMIC CMO, Ser 2013-4227, Cl VA
3.500%, 10/15/2037	124	124
FHLMC REMIC CMO, Ser 2014-4368, Cl CA
3.750%, 11/15/2036(C)	49	49
FHLMC REMIC CMO, Ser 2015-4426, Cl QC
1.750%, 07/15/2037	991	931
FHLMC REMIC CMO, Ser 2015-4479, Cl HA
3.750%, 05/15/2039(C)	343	343
FHLMC REMIC CMO, Ser 2017-4742, Cl PA
3.000%, 10/15/2047	1,460	1,390
FHLMC REMIC CMO, Ser 2018-4763, Cl CA
3.000%, 09/15/2038	319	305
FHLMC REMIC CMO, Ser 2018-4767, Cl KA
3.000%, 03/15/2048	721	690
FHLMC REMIC CMO, Ser 2018-4813, Cl CJ
3.000%, 08/15/2048	295	271
FHLMC REMIC CMO, Ser 2018-4846, Cl PF
2.741%, ICE LIBOR USD 1 Month + 0.350%, 12/15/2048(A)	147	146
FHLMC REMIC CMO, Ser 2019-4879, Cl BC
3.000%, 04/15/2049	139	131
FHLMC REMIC CMO, Ser 2019-4880, Cl DA
3.000%, 05/15/2050	1,263	1,208
FHLMC REMIC CMO, Ser 2020-4995, Cl IC, IO
4.500%, 07/25/2050	2,024	338
FHLMC REMIC CMO, Ser 2020-5010, Cl IK, IO
2.500%, 09/25/2050	428	62
FHLMC REMIC CMO, Ser 2020-5010, Cl JI, IO
2.500%, 09/25/2050	1,171	181
FHLMC REMIC CMO, Ser 2020-5012, Cl BI, IO
4.000%, 09/25/2050	7,259	1,304
FHLMC REMIC CMO, Ser 2020-5013, Cl IN, IO
2.500%, 09/25/2050	530	78
FHLMC REMIC CMO, Ser 2020-5018, Cl MI, IO
2.000%, 10/25/2050	883	122
FHLMC REMIC CMO, Ser 2020-5040, Cl IB, IO
2.500%, 11/25/2050	308	46

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC CMO, Ser 2020-5059, Cl IB, IO
2.500%, 01/25/2051	$1,434	$234
FHLMC REMIC CMO, Ser 2021-5069, Cl MI, IO
2.500%, 02/25/2051	575	87
FHLMC REMIC CMO, Ser 2021-5070, Cl DI, IO
4.000%, 02/25/2051	6,330	1,151
FHLMC REMIC CMO, Ser 2021-5085, Cl NI, IO
2.000%, 03/25/2051	1,367	175
FHLMC REMIC CMO, Ser 2021-5091, Cl AB
1.500%, 03/25/2051	2,634	2,286
FHLMC REMIC CMO, Ser 2021-5119, Cl AB
1.500%, 08/25/2049	1,329	1,153
FHLMC REMIC CMO, Ser 2021-5140, Cl NI, IO
2.500%, 05/25/2049	1,701	231
FHLMC REMIC CMO, Ser 2021-5178, Cl TP
2.500%, 04/25/2049	2,243	2,048
FHLMC REMIC CMO, Ser 2021-5182, Cl M
2.500%, 05/25/2049	1,402	1,291
FHLMC REMIC CMO, Ser 2022-5201, Cl CA
2.500%, 07/25/2048	2,066	1,918
FHLMC REMIC CMO, Ser 2022-5202, Cl LA
2.500%, 05/25/2049	2,012	1,844
FHLMC REMIC CMO, Ser 2022-5203, Cl G
2.500%, 11/25/2048	903	834
FHLMC REMIC CMO, Ser 2022-5217, Cl CD
2.500%, 07/25/2049	1,848	1,758
FHLMC REMIC CMO, Ser 2022-5224, Cl HL
4.000%, 04/25/2052	2,000	1,927
FHLMC STACR REMIC Trust, Ser 2021-DNA6, Cl M2
3.683%, SOFR30A + 1.500%, 10/25/2041(A)(D)	2,300	2,174
FHLMC STACR REMIC Trust, Ser 2022-DNA1, Cl M1A
3.183%, SOFR30A + 1.000%, 01/25/2042(A)(D)	3,774	3,690
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M1B
4.583%, SOFR30A + 2.400%, 02/25/2042(A)(D)	1,010	985
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M1A
3.483%, SOFR30A + 1.300%, 02/25/2042(A)(D)	2,365	2,355
FHLMC STACR REMIC Trust, Ser 2022-DNA3, Cl M1B
5.083%, SOFR30A + 2.900%, 04/25/2042(A)(D)	2,850	2,833

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC STACR REMIC Trust, Ser 2022-DNA4, Cl M1A
4.383%, SOFR30A + 2.200%, 05/25/2042(A)(D)	$522	$524
FHLMC STRIPS CMO, Ser 2012-264, Cl 30
3.000%, 07/15/2042	1,758	1,644
FHLMC STRIPS CMO, Ser 2012-271, Cl 30
3.000%, 08/15/2042	883	834
FHLMC STRIPS CMO, Ser 2016-353, Cl S1, IO
3.609%, 12/15/2046(A)	511	58
FHLMC STRIPS CMO, Ser 2017-356, Cl 300
3.000%, 09/15/2047	2,468	2,343
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2021-DNA2, Cl M2
4.483%, SOFR30A + 2.300%, 08/25/2033(A)(D)	980	965
FNMA
8.000%, 05/01/2023 to 06/01/2031	14	15
7.500%, 02/01/2031 to 11/01/2038	93	98
7.000%, 09/01/2026 to 02/01/2039	523	562
6.500%, 05/01/2027 to 10/01/2037	270	280
6.000%, 02/01/2032 to 07/01/2041	1,768	1,885
5.500%, 12/01/2033 to 06/01/2052	8,581	8,953
5.000%, 07/01/2033 to 07/01/2052	27,361	28,137
4.500%, 08/01/2023 to 01/01/2059	49,723	50,392
4.200%, 01/01/2029	1,665	1,693
4.185%, 07/01/2032	100	103
4.130%, 07/01/2032	100	102
4.060%, 07/01/2032	100	102
4.000%, 09/01/2033 to 08/01/2059	82,136	81,359
3.900%, 10/01/2032	1,700	1,718
3.880%, 07/01/2032	100	100
3.860%, 07/01/2032	100	100
3.840%, 07/01/2032	200	200
3.830%, 07/01/2032	200	200
3.820%, 07/01/2027	244	237
3.790%, 12/01/2025	3,185	3,162
3.730%, 06/01/2032	100	99
3.670%, 06/01/2032	100	99
3.560%, 07/01/2032	200	196
3.520%, 06/01/2032	100	98
3.500%, 07/01/2031 to 05/01/2052	91,635	88,492
3.450%, 03/01/2029	116	113
3.380%, 05/01/2028	110	110
3.310%, 03/01/2028	1,905	1,864
3.250%, 05/01/2029	118	114
3.200%, 02/01/2029	91	88
3.160%, 05/01/2029	316	304
3.080%, 01/01/2028	160	155
3.020%, 06/01/2024 to 05/01/2026	3,400	3,378
3.000%, 05/01/2029 to 07/01/2060	183,449	172,101
2.930%, 06/01/2030	173	163

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
2.810%, 04/01/2025	$250	$243
2.710%, 04/01/2023(A)	69	68
2.500%, 03/01/2035 to 09/01/2061	210,690	190,572
2.455%, 04/01/2040	3,020	2,343
2.150%, 02/01/2032(A)	518	451
2.000%, 05/01/2036 to 04/01/2052	238,968	207,525
1.850%, 09/01/2035	1,163	1,018
1.500%, 10/01/2041 to 03/01/2051	31,782	26,614
FNMA ACES, Ser 2014-M3, Cl X2, IO
0.118%, 01/25/2024(A)	9,987	3
FNMA ACES, Ser 2015-M8, Cl X2, IO
0.166%, 01/25/2025(A)	62,295	111
FNMA ACES, Ser 2016-M11, Cl AL
2.944%, 07/25/2039	190	179
FNMA ACES, Ser 2017-M7, Cl A2
2.961%, 02/25/2027(A)	650	625
FNMA ACES, Ser 2017-M8, Cl A2
3.061%, 05/25/2027(A)	188	182
FNMA ACES, Ser 2018-M15, Cl 1A2
3.700%, 01/25/2036	600	582
FNMA ACES, Ser 2019-M28, Cl AV
2.232%, 02/25/2027	480	456
FNMA ACES, Ser 2019-M4, Cl A2
3.610%, 02/25/2031	330	326
FNMA ACES, Ser 2019-M5, Cl A2
3.273%, 02/25/2029	560	541
FNMA ACES, Ser 2020-M6, Cl A
2.500%, 10/25/2037	179	162
FNMA ARM
4.650%, SOFR30A + 2.122%, 08/01/2052(A)	5,023	5,024
4.615%, SOFR30A + 2.127%, 08/01/2052(A)	3,353	3,362
4.540%, SOFR30A + 2.130%, 08/01/2052(A)	4,440	4,446
4.347%, SOFR30A + 2.126%, 07/01/2052(A)	2,974	2,978
4.320%, SOFR30A + 2.126%, 08/01/2052(A)	2,976	2,981
4.225%, SOFR30A + 2.370%, 09/01/2052(A)	744	742
4.200%, SOFR30A + 2.120%, 07/01/2052(A)	2,603	2,584
3.963%, SOFR30A + 2.120%, 08/01/2052(A)	639	628
3.686%, SOFR30A + 2.370%, 08/01/2052(A)	1,634	1,599
2.592%, ICE LIBOR USD 12 Month + 1.643%, 01/01/2043(A)	239	246
2.574%, ICE LIBOR USD 12 Month + 1.584%, 01/01/2046(A)	1,558	1,586

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
2.468%, ICE LIBOR USD 12 Month + 1.579%, 10/01/2043(A)	$710	$714
2.453%, ICE LIBOR USD 12 Month + 1.564%, 03/01/2043(A)	103	105
2.277%, ICE LIBOR USD 12 Month + 1.579%, 06/01/2045(A)	529	537
2.255%, ICE LIBOR USD 12 Month + 1.560%, 06/01/2043(A)	209	211
1.781%, ICE LIBOR USD 12 Month + 1.531%, 12/01/2035(A)	15	15
1.611%, 12/01/2051(A)	720	660
FNMA CMO, Ser 2015-65, Cl CZ
3.500%, 09/25/2045	511	474
FNMA CMO, Ser 2020-45, Cl JL
3.000%, 07/25/2040	2,343	2,212
FNMA CMO, Ser 2020-56, Cl AQ
2.000%, 08/25/2050	1,600	1,309
FNMA CMO, Ser 2021-78, Cl PA
2.500%, 11/25/2051	1,514	1,374
FNMA CMO, Ser 2022-11, Cl A
2.500%, 07/25/2047	4,539	4,260
FNMA CMO, Ser 2022-28, Cl CA
2.000%, 01/25/2048	1,696	1,565
FNMA Interest STRIPS CMO, Ser 2002-323, Cl 16, IO
7.000%, 01/25/2032	96	12
FNMA Interest STRIPS CMO, Ser 2003-334, Cl 16, IO
6.500%, 02/25/2033	130	22
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C22, IO
4.500%, 11/25/2039	367	65
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C2, IO
3.000%, 04/25/2027	399	18
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C17, IO
4.000%, 11/25/2041	360	62
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C13, IO
3.500%, 11/25/2041	299	47
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C1, IO
3.000%, 11/25/2026	490	19
FNMA Interest STRIPS CMO, Ser 2012-411, Cl A3
3.000%, 08/25/2042	1,204	1,118
FNMA Interest STRIPS CMO, Ser 2012-414, Cl A35
3.500%, 10/25/2042	1,667	1,625

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA Interest STRIPS CMO, Ser 2018-424, Cl C11, IO
3.500%, 02/25/2048	$3,222	$621
FNMA REMIC CMO, Ser 1993-149, Cl SH
11.500%, 08/25/2023(A)	4	4
FNMA REMIC CMO, Ser 1993-99, Cl Z
7.000%, 07/25/2023	16	16
FNMA REMIC CMO, Ser 1994-31, Cl ZC
6.500%, 02/25/2024	17	17
FNMA REMIC CMO, Ser 1994-63, Cl PK
7.000%, 04/25/2024	20	20
FNMA REMIC CMO, Ser 1997-32, Cl PG
6.500%, 04/25/2027	44	46
FNMA REMIC CMO, Ser 1999-11, Cl Z
5.500%, 03/25/2029	64	63
FNMA REMIC CMO, Ser 2001-52, Cl YZ
6.500%, 10/25/2031	10	11
FNMA REMIC CMO, Ser 2003-124, Cl TS
9.800%, 01/25/2034(A)	5	5
FNMA REMIC CMO, Ser 2005-29, Cl ZA
5.500%, 04/25/2035	210	222
FNMA REMIC CMO, Ser 2005-74, Cl CS
13.300%, 05/25/2035(A)	27	28
FNMA REMIC CMO, Ser 2006-104, Cl MI, IO
4.306%, 11/25/2036(A)	206	13
FNMA REMIC CMO, Ser 2006-125, Cl SM, IO
4.756%, 01/25/2037(A)	223	25
FNMA REMIC CMO, Ser 2006-33, Cl LS
19.153%, 05/25/2036(A)	36	45
FNMA REMIC CMO, Ser 2006-46, Cl SW
15.239%, 06/25/2036(A)	28	34
FNMA REMIC CMO, Ser 2006-51, Cl SP, IO
4.206%, 03/25/2036(A)	30	2
FNMA REMIC CMO, Ser 2007-64, Cl FA
2.914%, ICE LIBOR USD 1 Month + 0.470%, 07/25/2037(A)	5	5
FNMA REMIC CMO, Ser 2007-68, Cl SC, IO
4.256%, 07/25/2037(A)	89	11
FNMA REMIC CMO, Ser 2008-24, Cl NA
6.750%, 06/25/2037	7	7
FNMA REMIC CMO, Ser 2009-103, Cl MB
2.861%, 12/25/2039(A)	53	54
FNMA REMIC CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/2037(B)	479	414
FNMA REMIC CMO, Ser 2010-123, Cl PM
4.000%, 07/25/2040	1,146	1,145
FNMA REMIC CMO, Ser 2010-27, Cl AS, IO
4.036%, 04/25/2040(A)	356	42
FNMA REMIC CMO, Ser 2011-2, Cl WA
5.883%, 02/25/2051(A)	44	46

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC CMO, Ser 2011-75, Cl FA
2.994%, ICE LIBOR USD 1 Month + 0.550%, 08/25/2041(A)	$37	$37
FNMA REMIC CMO, Ser 2011-96, Cl SA, IO
4.106%, 10/25/2041(A)	761	67
FNMA REMIC CMO, Ser 2012-133, Cl CS, IO
3.706%, 12/25/2042(A)	400	51
FNMA REMIC CMO, Ser 2012-134, Cl MS, IO
3.706%, 12/25/2042(A)	170	20
FNMA REMIC CMO, Ser 2012-151, Cl NX
1.500%, 01/25/2043	708	637
FNMA REMIC CMO, Ser 2012-28, Cl B
6.500%, 06/25/2039	5	5
FNMA REMIC CMO, Ser 2012-35, Cl SC, IO
4.056%, 04/25/2042(A)	244	32
FNMA REMIC CMO, Ser 2012-46, Cl BA
6.000%, 05/25/2042	263	283
FNMA REMIC CMO, Ser 2012-74, Cl OA, PO
0.000%, 03/25/2042(B)	23	20
FNMA REMIC CMO, Ser 2012-74, Cl SA, IO
4.206%, 03/25/2042(A)	332	26
FNMA REMIC CMO, Ser 2012-75, Cl NS, IO
4.156%, 07/25/2042(A)	83	11
FNMA REMIC CMO, Ser 2012-75, Cl AO, PO
0.000%, 03/25/2042(B)	46	41
FNMA REMIC CMO, Ser 2013-101, Cl BO, PO
0.000%, 10/25/2043(B)	607	482
FNMA REMIC CMO, Ser 2013-101, Cl CO, PO
0.000%, 10/25/2043(B)	1,307	1,032
FNMA REMIC CMO, Ser 2013-11, Cl AP
1.500%, 01/25/2043	2,503	2,299
FNMA REMIC CMO, Ser 2013-124, Cl SB, IO
3.506%, 12/25/2043(A)	316	36
FNMA REMIC CMO, Ser 2013-26, Cl HI, IO
3.000%, 04/25/2032	77	2
FNMA REMIC CMO, Ser 2013-43, Cl BP
1.750%, 05/25/2043	784	713
FNMA REMIC CMO, Ser 2013-54, Cl BS, IO
3.706%, 06/25/2043(A)	187	24
FNMA REMIC CMO, Ser 2013-9, Cl BC
6.500%, 07/25/2042	626	686
FNMA REMIC CMO, Ser 2013-9, Cl CB
5.500%, 04/25/2042	687	722
FNMA REMIC CMO, Ser 2014-73, Cl MA
2.500%, 11/25/2044	476	445
FNMA REMIC CMO, Ser 2015-84, Cl PA
1.700%, 08/25/2033	2,903	2,718
FNMA REMIC CMO, Ser 2016-37, Cl MJ
3.500%, 08/25/2043	135	134
FNMA REMIC CMO, Ser 2016-48, Cl MA
2.000%, 06/25/2038	2,869	2,675

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC CMO, Ser 2016-57, Cl PC
1.750%, 06/25/2046	$4,280	$3,799
FNMA REMIC CMO, Ser 2017-13, Cl PA
3.000%, 08/25/2046	869	834
FNMA REMIC CMO, Ser 2017-76, Cl SB, IO
3.656%, 10/25/2057(A)	1,198	147
FNMA REMIC CMO, Ser 2017-85, Cl SC, IO
3.756%, 11/25/2047(A)	397	44
FNMA REMIC CMO, Ser 2018-14, Cl KC
3.000%, 03/25/2048	1,696	1,622
FNMA REMIC CMO, Ser 2018-15, Cl AB
3.000%, 03/25/2048	386	372
FNMA REMIC CMO, Ser 2018-38, Cl PA
3.500%, 06/25/2047	777	767
FNMA REMIC CMO, Ser 2018-43, Cl CT
3.000%, 06/25/2048	1,221	1,160
FNMA REMIC CMO, Ser 2018-8, Cl KL
2.500%, 03/25/2047	875	806
FNMA REMIC CMO, Ser 2018-86, Cl JA
4.000%, 05/25/2047	125	123
FNMA REMIC CMO, Ser 2019-1, Cl AB
3.500%, 02/25/2049	723	700
FNMA REMIC CMO, Ser 2019-15, Cl AB
3.500%, 05/25/2053	2,795	2,759
FNMA REMIC CMO, Ser 2019-25, Cl PA
3.000%, 05/25/2048	1,820	1,757
FNMA REMIC CMO, Ser 2019-35, Cl A
3.000%, 07/25/2049	684	650
FNMA REMIC CMO, Ser 2019-45, Cl PA
3.000%, 08/25/2049	468	447
FNMA REMIC CMO, Ser 2019-52, Cl PA
3.000%, 09/25/2049	145	137
FNMA REMIC CMO, Ser 2019-79, Cl FA
2.944%, ICE LIBOR USD 1 Month + 0.500%, 01/25/2050(A)	2,076	2,073
FNMA REMIC CMO, Ser 2020-25, Cl BI, IO
3.500%, 01/25/2047	1,647	263
FNMA REMIC CMO, Ser 2020-47, Cl GZ
2.000%, 07/25/2050	731	501
FNMA REMIC CMO, Ser 2020-48, Cl AB
2.000%, 07/25/2050	1,088	991
FNMA REMIC CMO, Ser 2020-48, Cl DA
2.000%, 07/25/2050	3,274	2,934
FNMA REMIC CMO, Ser 2020-56, Cl DI, IO
2.500%, 08/25/2050	817	132
FNMA REMIC CMO, Ser 2020-64, Cl IB, IO
4.000%, 09/25/2050	2,273	449
FNMA REMIC CMO, Ser 2020-65, Cl JI, IO
4.000%, 09/25/2050	5,054	919
FNMA REMIC CMO, Ser 2020-65, Cl EI, IO
4.000%, 09/25/2050	4,180	881

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC CMO, Ser 2020-65, Cl DI, IO
4.000%, 09/25/2050	$2,796	$511
FNMA REMIC CMO, Ser 2020-74, Cl EI, IO
2.500%, 10/25/2050	406	65
FNMA REMIC CMO, Ser 2020-89, Cl DI, IO
2.500%, 12/25/2050	2,480	367
FNMA REMIC CMO, Ser 2020-97, Cl AI, IO
2.000%, 01/25/2051	2,467	321
FNMA REMIC CMO, Ser 2021-1, Cl IG, IO
2.500%, 02/25/2051	1,669	265
FNMA REMIC CMO, Ser 2021-27, Cl EC
1.500%, 05/25/2051	4,595	3,990
FNMA REMIC CMO, Ser 2021-3, Cl QI, IO
2.500%, 02/25/2051	2,204	324
FNMA REMIC CMO, Ser 2021-61, Cl KI, IO
2.500%, 04/25/2049	1,592	221
FNMA REMIC CMO, Ser 2021-78, Cl ND
1.500%, 11/25/2051	2,675	2,319
FNMA TBA
5.500%, 11/01/2037 to 10/15/2052	28,480	29,030
5.000%, 11/01/2037 to 10/15/2052	149,415	150,617
4.500%, 09/15/2033 to 11/15/2034	72,637	72,134
4.000%, 09/14/2039	28,641	27,954
3.500%, 09/15/2052	28,530	27,182
3.000%, 10/15/2042 to 09/15/2052	76,154	70,445
2.500%, 09/15/2027 to 09/15/2043	152,179	136,014
2.000%, 09/15/2037 to 10/15/2052	119,387	103,021
GNMA
7.000%, 04/15/2026 to 10/15/2032	335	341
6.500%, 01/15/2024 to 07/15/2035	690	723
6.000%, 03/15/2024 to 10/20/2040	1,980	2,147
5.000%, 10/15/2039 to 04/20/2050	11,160	11,465
4.700%, 09/20/2061(A)	172	172
4.539%, 01/20/2069(A)	27	26
4.500%, 01/20/2040 to 12/20/2050	13,695	13,919
4.000%, 06/20/2047 to 11/20/2050	20,220	20,136
3.630%, 04/20/2063(A)	24	24
3.500%, 06/20/2044 to 06/20/2052	25,935	25,208
3.000%, 09/15/2042 to 04/20/2052	44,613	42,054
2.500%, 12/20/2050 to 12/20/2051	27,723	25,329
2.000%, 12/20/2050 to 03/20/2051	3,544	3,110
GNMA ARM
4.270%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.440%, 01/20/2060(A)	373	375
1.625%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.500%, 07/20/2034(A)	4	4
GNMA CMO, Ser 2003-60, Cl GS
8.439%, 05/16/2033(A)	2	2
GNMA CMO, Ser 2005-7, Cl JM
11.469%, 05/18/2034(A)	1	1

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2006-16, Cl GS, IO
4.622%, 04/20/2036(A)	$250	$24
GNMA CMO, Ser 2007-78, Cl SA, IO
4.143%, 12/16/2037(A)	1,812	98
GNMA CMO, Ser 2009-106, Cl KS, IO
4.032%, 11/20/2039(A)	1,732	154
GNMA CMO, Ser 2009-66, Cl LC
6.000%, 08/16/2039	1,035	1,086
GNMA CMO, Ser 2009-66, Cl XS, IO
4.413%, 07/16/2039(A)	10	1
GNMA CMO, Ser 2009-8, Cl PS, IO
3.913%, 08/16/2038(A)	6	–
GNMA CMO, Ser 2010-4, Cl SL, IO
4.013%, 01/16/2040(A)	52	6
GNMA CMO, Ser 2010-4, Cl NS, IO
4.003%, 01/16/2040(A)	2,473	284
GNMA CMO, Ser 2010-59, Cl LB
4.500%, 10/20/2039	49	49
GNMA CMO, Ser 2010-85, Cl HS, IO
4.282%, 01/20/2040(A)	39	1
GNMA CMO, Ser 2010-H10, Cl FC
3.300%, ICE LIBOR USD 1 Month + 1.000%, 05/20/2060(A)	1,153	1,155
GNMA CMO, Ser 2010-H26, Cl LF
2.138%, ICE LIBOR USD 1 Month + 0.350%, 08/20/2058(A)	1,823	1,817
GNMA CMO, Ser 2011-146, Cl EI, IO
5.000%, 11/16/2041	29	5
GNMA CMO, Ser 2011-H09, Cl AF
2.298%, ICE LIBOR USD 1 Month + 0.500%, 03/20/2061(A)	436	433
GNMA CMO, Ser 2012-124, Cl AS, IO
3.813%, 10/16/2042(A)	342	40
GNMA CMO, Ser 2012-141, Cl WA
4.527%, 11/16/2041(A)	312	316
GNMA CMO, Ser 2012-98, Cl SA, IO
3.713%, 08/16/2042(A)	269	33
GNMA CMO, Ser 2012-H07, Cl KI, IO
1.299%, 03/20/2062(A)	339	12
GNMA CMO, Ser 2013-H01, Cl JA
2.118%, ICE LIBOR USD 1 Month + 0.320%, 01/20/2063(A)	346	343
GNMA CMO, Ser 2013-H01, Cl TA
2.298%, ICE LIBOR USD 1 Month + 0.500%, 01/20/2063(A)	4	4
GNMA CMO, Ser 2014-H04, Cl FB
2.448%, ICE LIBOR USD 1 Month + 0.650%, 02/20/2064(A)	1,117	1,114
GNMA CMO, Ser 2015-167, Cl OI, IO
4.000%, 04/16/2045	198	34
GNMA CMO, Ser 2016-135, Cl SB, IO
3.713%, 10/16/2046(A)	370	63

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2016-84, Cl IG, IO
4.500%, 11/16/2045	$100	$20
GNMA CMO, Ser 2017-167, Cl BQ
2.500%, 08/20/2044	838	799
GNMA CMO, Ser 2018-11, Cl PC
2.750%, 12/20/2047	1,053	1,001
GNMA CMO, Ser 2018-H06, Cl PF
2.098%, ICE LIBOR USD 1 Month + 0.300%, 02/20/2068(A)	476	474
GNMA CMO, Ser 2018-H07, Cl FD
2.098%, ICE LIBOR USD 1 Month + 0.300%, 05/20/2068(A)	860	856
GNMA CMO, Ser 2019-132, Cl NA
3.500%, 09/20/2049	782	771
GNMA CMO, Ser 2019-15, Cl GT
3.500%, 02/20/2049	908	890
GNMA CMO, Ser 2019-31, Cl JC
3.500%, 03/20/2049	564	552
GNMA CMO, Ser 2019-71, Cl PT
3.000%, 06/20/2049	70	67
GNMA CMO, Ser 2019-90, Cl AB
3.000%, 07/20/2049	326	309
GNMA CMO, Ser 2020-123, Cl NI, IO
2.500%, 08/20/2050	1,080	158
GNMA CMO, Ser 2020-123, Cl IL, IO
2.500%, 08/20/2050	336	48
GNMA CMO, Ser 2020-127, Cl IN, IO
2.500%, 08/20/2050	492	72
GNMA CMO, Ser 2020-129, Cl IE, IO
2.500%, 09/20/2050	428	63
GNMA CMO, Ser 2020-160, Cl IH, IO
2.500%, 10/20/2050	349	52
GNMA CMO, Ser 2020-160, Cl YI, IO
2.500%, 10/20/2050	1,655	241
GNMA CMO, Ser 2020-160, Cl VI, IO
2.500%, 10/20/2050	508	75
GNMA CMO, Ser 2020-173, Cl MI, IO
2.500%, 11/20/2050	7,228	927
GNMA CMO, Ser 2020-181, Cl WI, IO
2.000%, 12/20/2050	3,550	386
GNMA CMO, Ser 2020-47, Cl NI, IO
3.500%, 04/20/2050	308	47
GNMA CMO, Ser 2020-47, Cl MI, IO
3.500%, 04/20/2050	859	135
GNMA CMO, Ser 2020-H09, Cl NF
3.048%, ICE LIBOR USD 1 Month + 1.250%, 04/20/2070(A)	259	261
GNMA CMO, Ser 2020-H09, Cl FL
2.948%, ICE LIBOR USD 1 Month + 1.150%, 05/20/2070(A)	923	928

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2020-H12, Cl F
2.298%, ICE LIBOR USD 1 Month + 0.500%, 07/20/2070(A)	$105	$103
GNMA CMO, Ser 2020-H13, Cl FA
2.248%, ICE LIBOR USD 1 Month + 0.450%, 07/20/2070(A)	608	595
GNMA CMO, Ser 2021-115, Cl MI, IO
2.500%, 05/20/2051	544	61
GNMA CMO, Ser 2021-23, Cl MG
1.500%, 02/20/2051	3,079	2,723
GNMA CMO, Ser 2021-29, Cl TI, IO
2.500%, 02/20/2051	1,050	173
GNMA CMO, Ser 2021-96, Cl VI, IO
2.500%, 06/20/2051	2,444	365
GNMA CMO, Ser 2022-107, Cl C
2.500%, 06/20/2051	5,824	5,248
GNMA CMO, Ser 2022-31, Cl GH
2.500%, 12/20/2049	4,057	3,789
GNMA CMO, Ser 2022-50, Cl DC
2.500%, 08/20/2051	1,753	1,603
GNMA CMO, Ser 2022-84, Cl A
2.500%, 01/20/2052	12,710	11,401
GNMA TBA
5.000%, 09/01/2033	1,100	1,115
4.500%, 09/15/2039	26,900	26,904
4.000%, 09/15/2052	1,100	1,084
3.500%, 09/15/2052	3,690	3,558
3.000%, 09/15/2052	3,356	3,150
2.500%, 09/15/2052	31,300	28,518
GNMA, Ser 103, Cl AD
1.450%, 01/16/2063	1,503	1,248
GNMA, Ser 14, Cl AB
1.340%, 06/16/2063	1,199	965
GNMA, Ser 2012-112, IO
0.130%, 02/16/2053(A)	2,825	9
GNMA, Ser 2012-142, IO
0.198%, 04/16/2054(A)	5,750	20
GNMA, Ser 2012-27, IO
0.340%, 04/16/2053(A)	3,797	16
GNMA, Ser 2013-107, Cl AD
2.849%, 11/16/2047(A)	355	334
GNMA, Ser 2013-163, IO
1.019%, 02/16/2046(A)	1,612	29
GNMA, Ser 2014-186, IO
0.375%, 08/16/2054(A)	1,880	23
GNMA, Ser 2014-47, Cl IA, IO
0.145%, 02/16/2048(A)	407	3
GNMA, Ser 2014-50, IO
0.630%, 09/16/2055(A)	1,736	49
GNMA, Ser 2016-128, IO
0.746%, 09/16/2056(A)	4,311	165

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2017-135, Cl AG
2.600%, 08/16/2058	$595	$547
GNMA, Ser 2017-145, IO
0.529%, 04/16/2057(A)	1,739	59
GNMA, Ser 2017-157, IO
0.503%, 12/16/2059(A)	942	33
GNMA, Ser 2017-190, IO
0.539%, 03/16/2060(A)	2,496	92
GNMA, Ser 2017-8, IO
0.437%, 08/16/2058(A)	1,363	39
GNMA, Ser 2020-109, Cl AI, IO
0.840%, 05/16/2060(A)	2,265	143
GNMA, Ser 2020-184, IO
0.913%, 11/16/2060(A)	2,892	200
GNMA, Ser 2020-41, IO
0.619%, 07/16/2058(A)	627	20
GNMA, Ser 2021-37, IO
0.805%, 01/16/2061(A)	2,916	179
GNMA, Ser 2021-60, IO
0.826%, 05/16/2063(A)	2,311	154
GNMA, Ser 2021-68, IO
0.866%, 10/16/2062(A)	2,829	194
GNMA, Ser 21, Cl AH
1.400%, 06/16/2063	2,316	1,884
GNMA, Ser 3, Cl B
1.850%, 02/16/2061	400	275
GNMA, Ser 3, IO
0.640%, 02/16/2061(A)	1,583	95
GNMA, Ser 4, Cl Z
1.900%, 03/16/2064	202	118
GNMA, Ser 59, IO
0.571%, 02/16/2062(A)	3,475	196
GNMA, Ser 82, Cl Z
2.000%, 02/16/2064	1,307	920

		2,402,270
Non-Agency Mortgage-Backed Obligations — 6.7%
3650R Commercial Mortgage Trust, Ser 2021-PF1, Cl A5
2.522%, 11/15/2054	1,140	981
Alen Mortgage Trust, Ser 2021-ACEN, Cl A
3.541%, ICE LIBOR USD 1 Month + 1.150%, 04/15/2034(A)(D)	1,900	1,826
American Home Mortgage Investment Trust, Ser 2005-1, Cl 1A2
2.819%, ICE LIBOR USD 1 Month + 0.560%, 06/25/2045(A)	611	604
Angel Oak Mortgage Trust I LLC, Ser 2019-2, Cl A1
3.628%, 03/25/2049(A)(D)	10	10

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Angel Oak Mortgage Trust, Ser 2020-2, Cl A1A
2.531%, 01/26/2065(A)(D)	$480	$459
Angel Oak Mortgage Trust, Ser 2020-5, Cl A1
1.373%, 05/25/2065(A)(D)	213	201
Angel Oak Mortgage Trust, Ser 2021-6, Cl A1
1.458%, 09/25/2066(A)(D)	1,287	1,094
Angel Oak Mortgage Trust, Ser 2021-7, Cl A3
2.337%, 10/25/2066(A)(D)	836	722
Angel Oak Mortgage Trust, Ser 2022-2, Cl A1
3.353%, 01/25/2067(A)(D)	9,813	9,297
Angel Oak Mortgage Trust, Ser 2022-3, Cl A1
4.000%, 01/25/2067(D)	3,604	3,419
Arbor Multifamily Mortgage Securities Trust, Ser 2021-MF2, Cl B
2.560%, 06/15/2054(A)(D)	1,205	968
AREIT Trust, Ser 2022-CRE6, Cl A
3.258%, SOFR30A + 1.250%, 01/16/2037(A)(D)	2,050	1,969
AREIT Trust, Ser 2022-CRE7, Cl A
4.538%, TSFR1M + 2.242%, 06/17/2039(A)(D)	3,760	3,742
BAMLL Commercial Mortgage Securities Trust, Ser 2018-PARK, Cl A
4.227%, 08/10/2038(A)(D)	2,640	2,511
Banc of America Alternative Loan Trust, Ser 2006-8, Cl 3A1
3.551%, 11/25/2021(A)	6	5
Banc of America Alternative Loan Trust, Ser 2007-1, Cl 2A1
5.412%, 04/25/2037(A)	47	42
Banc of America Funding Trust, Ser 2003-2, Cl 1A1
6.500%, 06/25/2032	6	5
Banc of America Funding Trust, Ser 2004-2, Cl 1CB1
5.750%, 09/20/2034	36	36
Banc of America Funding Trust, Ser 2005-B, Cl 2A1
2.905%, 04/20/2035(A)	705	627
BANK, Ser 2017-BNK5, Cl A4
3.131%, 06/15/2060	1,130	1,060
BANK, Ser 2017-BNK7, Cl A5
3.435%, 09/15/2060	1,170	1,117
BANK, Ser 2019-BN19, Cl A3
3.183%, 08/15/2061	385	355
BANK, Ser 2019-BN23, Cl A3
2.920%, 12/15/2052	165	149

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BANK, Ser 2022-BNK40, Cl A4
3.507%, 03/15/2064(A)	$1,240	$1,147
BANK, Ser BNK42, Cl A5
4.493%, 06/15/2055(A)	1,705	1,716
BANK, Ser BNK43, Cl A5
4.399%, 08/15/2055	4,430	4,428
Barclays Commercial Mortgage Trust, Ser 2019-C3, Cl A3
3.319%, 05/15/2052	263	245
Bayview MSR Opportunity Master Fund Trust, Ser 2021-1, Cl A1
3.000%, 12/25/2051(A)(D)	1,980	1,745
Bayview MSR Opportunity Master Fund Trust, Ser 2022-2, Cl A1
3.000%, 12/25/2051(A)(D)	4,956	4,368
BBCMS Mortgage Trust, Ser 2018-C2, Cl ASB
4.236%, 12/15/2051	524	518
BBCMS Mortgage Trust, Ser 2020-C6, Cl A2
2.690%, 02/15/2053	1,205	1,153
BBCMS Mortgage Trust, Ser C16, Cl A5
4.600%, 06/15/2055(A)	670	677
BBCMS Trust, Ser 2015-SRCH, Cl A1
3.312%, 08/10/2035(D)	1,427	1,356
BBCMS Trust, Ser C17, Cl A5
4.441%, 09/15/2055	1,111	1,110
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 14A
3.079%, 05/25/2034(A)	11	10
Bear Stearns Commercial Mortgage Securities Trust, Ser 2005-PWR8, Cl X1, IO
0.716%, 06/11/2041(A)(D)	2	–
Benchmark Mortgage Trust, Ser 2021-B31, Cl A5
2.669%, 12/15/2054	2,582	2,234
Benchmark Mortgage Trust, Ser 2022-B33, Cl A5
3.458%, 01/15/2032	1,915	1,775
Benchmark Mortgage Trust, Ser 2022-B35, Cl A5
4.594%, 05/15/2055(A)	2,454	2,461
Benchmark Mortgage Trust, Ser 2022-B35, Cl AS
4.594%, 05/15/2055(A)	1,295	1,237
Benchmark Mortgage Trust, Ser 2022-B36, Cl A5
4.470%, 07/15/2055(A)	743	742
BMO Mortgage Trust, Ser 2022-C1, Cl A1
2.198%, 02/15/2055	1,466	1,390
BMO Mortgage Trust, Ser 2022-C2, Cl A5
4.974%, 07/15/2054(A)	751	777

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BPR Trust, Ser 2021-TY, Cl A
3.441%, ICE LIBOR USD 1 Month + 1.050%, 09/15/2038(A)(D)	$1,000	$960
BPR Trust, Ser 2022-OANA, Cl A
4.205%, TSFR1M + 1.898%, 04/15/2037(A)(D)	1,855	1,827
BPR Trust, Ser 2022-STAR, Cl A
5.482%, TSFR1M + 3.232%, 08/15/2024(A)(D)	4,510	4,475
BRAVO Residential Funding Trust, Ser 2022-NQM1, Cl A1
3.626%, 09/25/2061(A)(D)	932	896
Bunker Hill Loan Depositary Trust, Ser 2019-2, Cl A1
2.879%, 07/25/2049(C)(D)	922	876
Bunker Hill Loan Depositary Trust, Ser 2019-3, Cl A1
2.724%, 11/25/2059(C)(D)	480	465
BWAY Mortgage Trust, Ser 2015-1740, Cl A
2.917%, 01/10/2035(D)	3,025	2,773
BX Commercial Mortgage Trust, Ser 2019-XL, Cl A
3.311%, ICE LIBOR USD 1 Month + 0.920%, 10/15/2036(A)(D)	9,289	9,179
BX Commercial Mortgage Trust, Ser 2021-SOAR, Cl A
3.062%, ICE LIBOR USD 1 Month + 0.670%, 06/15/2038(A)(D)	1,300	1,256
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl A
3.091%, ICE LIBOR USD 1 Month + 0.700%, 09/15/2036(A)(D)	7,071	6,831
BX Commercial Mortgage Trust, Ser 2021-XL2, Cl A
3.080%, ICE LIBOR USD 1 Month + 0.689%, 10/15/2038(A)(D)	7,080	6,819
BX Trust, Ser 2019-MMP, Cl A
3.391%, ICE LIBOR USD 1 Month + 1.000%, 08/15/2036(A)(D)	517	510
BX Trust, Ser 2019-OC11, Cl A
3.202%, 12/09/2041(D)	1,945	1,717
BX Trust, Ser 2021-ARIA, Cl A
3.290%, ICE LIBOR USD 1 Month + 0.899%, 10/15/2036(A)(D)	5,110	4,885
BX Trust, Ser 2021-MFM1, Cl A
3.091%, ICE LIBOR USD 1 Month + 0.700%, 01/15/2034(A)(D)	2,150	2,086
BX Trust, Ser 2022-PSB, Cl A
4.758%, TSFR1M + 2.451%, 08/15/2039(A)(D)	2,005	2,001
CALI Mortgage Trust, Ser 2019-101C, Cl A
3.957%, 03/10/2039(D)	1,905	1,774

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
CD Commercial Mortgage Trust, Ser 2006-CD2, Cl X, IO
0.023%, 01/15/2046(A)(D)	$258	$–
CD Commercial Mortgage Trust, Ser 2017-CD3, Cl A4
3.631%, 02/10/2050	1,240	1,196
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl ASB
3.367%, 06/15/2050	671	654
Chase Mortgage Finance Trust, Ser 2007-A1, Cl 9A1
3.086%, 02/25/2037(A)	11	11
Chase Mortgage Finance Trust, Ser 2007-A1, Cl 2A1
3.647%, 02/25/2037(A)	16	15
Chase Mortgage Finance Trust, Ser 2007-A2, Cl 1A1
3.213%, 06/25/2035(A)	19	19
Chevy Chase Funding Mortgage-Backed Certificates, Ser 2003-4X, Cl A2
3.224%, ICE LIBOR USD 1 Month + 0.780%, 10/25/2034(A)	792	756
CIM Trust, Ser 2018-INV1, Cl A4
4.000%, 08/25/2048(A)(D)	147	143
CIM Trust, Ser 2021-INV1, Cl A2
2.500%, 07/01/2051(A)(D)	5,754	4,934
CIM Trust, Ser 2021-R6, Cl A1
1.425%, 07/25/2061(A)(D)	2,520	2,270
CIM Trust, Ser 2022-R2, Cl A1
3.750%, 12/25/2061(A)(D)	1,476	1,432
Citigroup Commercial Mortgage Trust, Ser 2014-GC21, Cl A5
3.855%, 05/10/2047	465	459
Citigroup Commercial Mortgage Trust, Ser 2014-GC25, Cl AS
4.017%, 10/10/2047	880	857
Citigroup Commercial Mortgage Trust, Ser 2016-P6, Cl A4
3.458%, 12/10/2049	355	341
Citigroup Commercial Mortgage Trust, Ser 2019-GC41, Cl A5
2.869%, 08/10/2056	4,120	3,733
Citigroup Commercial Mortgage Trust, Ser 2022-GC48, Cl A5
4.743%, 05/15/2054(A)	1,489	1,515
Citigroup Global Markets Mortgage Securities VII, Ser 2003-HYB1, Cl A
2.240%, 09/25/2033(A)	20	20
Citigroup Mortgage Loan Trust, Ser 2004-HYB1, Cl A41
2.619%, 02/25/2034(A)	–	–

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Citigroup Mortgage Loan Trust, Ser 2004-UST1, Cl A6
3.911%, 08/25/2034(A)	$9	$8
Citigroup Mortgage Loan Trust, Ser 2009-10, Cl 1A1
3.195%, 09/25/2033(A)(D)	33	32
Citigroup Mortgage Loan Trust, Ser 2021-INV1, Cl A3A
2.500%, 05/25/2051(A)(D)	3,719	3,154
Citigroup Mortgage Loan Trust, Ser 2021-INV2, Cl A3A
2.500%, 05/25/2051(A)(D)	1,296	1,109
COLT Mortgage Loan Trust, Ser 2021-2, Cl A1
0.924%, 08/25/2066(A)(D)	1,656	1,411
COLT Mortgage Loan Trust, Ser 2021-4, Cl A1
1.397%, 10/25/2066(A)(D)	1,803	1,560
COLT Mortgage Loan Trust, Ser 2022-2, Cl A1
2.994%, 02/25/2067(C)(D)	1,865	1,755
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR2, Cl CPZ
5.067%, 08/15/2045(A)(D)	150	149
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR3, Cl A3
2.822%, 10/15/2045	195	195
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR10, Cl A4
4.210%, 08/10/2046(A)	37	37
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR11, Cl A4
4.258%, 08/10/2050	4,413	4,396
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR12, Cl B
4.762%, 10/10/2046(A)	190	181
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR12, Cl AM
4.300%, 10/10/2046	220	214
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR12, Cl C
5.216%, 10/10/2046(A)	90	69
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR6, Cl A4
3.101%, 03/10/2046	2,879	2,870
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR8, Cl A5
3.612%, 06/10/2046(A)	1,185	1,178
Commercial Mortgage Pass-Through Certificates, Ser 2013-LC13, Cl B
5.009%, 08/10/2046(A)(D)	1,150	1,138

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates, Ser 2013-LC6, Cl AM
3.282%, 01/10/2046	$3,220	$3,204
Commercial Mortgage Pass-Through Certificates, Ser 2014-CR14, Cl B
4.737%, 02/10/2047(A)	610	602
Commercial Mortgage Pass-Through Certificates, Ser 2014-UBS2, Cl XA, IO
1.235%, 03/10/2047(A)	9,482	106
Commercial Mortgage Pass-Through Certificates, Ser 2014-UBS3, Cl AM
4.012%, 06/10/2047	510	498
Commercial Mortgage Pass-Through Certificates, Ser 2014-UBS4, Cl A4
3.420%, 08/10/2047	1,530	1,503
Commercial Mortgage Pass-Through Certificates, Ser 2015CR26, Cl C
4.620%, 10/10/2048(A)	1,755	1,648
Commercial Mortgage Pass-Through Certificates, Ser 2015-CR27, Cl A3
3.349%, 10/10/2048	6,900	6,657
Commercial Mortgage Pass-Through Certificates, Ser 2015-LC19, Cl XA, IO
1.241%, 02/10/2048(A)	14,748	291
Commercial Mortgage Pass-Through Certificates, Ser 2015-LC23, Cl A3
3.521%, 10/10/2048	804	780
Commercial Mortgage Pass-Through Certificates, Ser 2017-PANW, Cl A
3.244%, 10/10/2029(D)	1,780	1,705
Commercial Mortgage Pass-Through Certificates, Ser 2020-CBM, Cl A2
2.896%, 02/10/2037(D)	2,230	2,095
Commercial Mortgage Pass-Through Certificates, Ser 2020-CX, Cl A
2.173%, 11/10/2046(D)	3,290	2,715
Commercial Mortgage Pass-Through Certificates, Ser COR3, Cl A2
3.961%, 05/10/2051	6,103	5,884
Commercial Mortgage Pass-Through Certificates, Ser LC19, Cl A3
2.922%, 02/10/2048	2,155	2,085
Connecticut Avenue Securities Trust, Ser 2021-R01, Cl 1M2
3.733%, SOFR30A + 1.550%, 10/25/2041(A)(D)	1,030	996
Countrywide Alternative Loan Trust, Ser 2004-27CB, Cl A1
6.000%, 12/25/2034	355	326
Countrywide Alternative Loan Trust, Ser 2004-J6, PO
0.000%, 11/25/2031(B)	6	5

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Countrywide Alternative Loan Trust, Ser 2004-J6, Cl 2A1
6.500%, 11/25/2031	$63	$61
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-14, Cl 4A1
3.916%, 08/25/2034(A)	78	72
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005-20, Cl A7
5.250%, 12/25/2027	79	54
Credit Suisse Mortgage Capital Certificates, Ser 2019-ICE4, Cl A
3.371%, ICE LIBOR USD 1 Month + 0.980%, 05/15/2036(A)(D)	7,100	7,019
Credit Suisse Mortgage Capital Certificates, Ser 2019-ICE4, Cl C
3.821%, ICE LIBOR USD 1 Month + 1.430%, 05/15/2036(A)(D)	4,155	4,077
CSAIL Commercial Mortgage Trust, Ser 2015-C3, Cl A3
3.447%, 08/15/2048	918	891
CSAIL Commercial Mortgage Trust, Ser 2021-C20, Cl A3
2.805%, 03/15/2054	573	504
CSAIL Commercial Mortgage Trust, Ser C16, Cl A2
3.067%, 06/15/2052	896	819
CSAIL Commercial Mortgage Trust, Ser CX9, Cl A5
3.446%, 09/15/2050	4,380	4,134
CSFB Mortgage-Backed Pass-Through Certificates, Ser 2003-29, Cl 5A1
7.000%, 12/25/2033	28	28
CSMC Trust, Ser 2014-USA, Cl A2
3.953%, 09/15/2037(D)	3,530	3,305
CSMC Trust, Ser 2014-USA, Cl B
4.185%, 09/15/2037(D)	3,900	3,597
CSMC Trust, Ser 2015-5R, Cl 1A1
1.564%, 09/27/2046(A)(D)	210	209
CSMC Trust, Ser 2016-NXSR, Cl A4
3.795%, 12/15/2049(A)	1,425	1,375
CSMC Trust, Ser 2017-RPL1, Cl A1
2.750%, 07/25/2057(A)(D)	3,924	3,795
CSMC Trust, Ser 2018-J1, Cl A2
3.500%, 02/25/2048(A)(D)	3,011	2,749
CSMC Trust, Ser 2018-RPL9, Cl A
3.850%, 09/25/2057(A)(D)	3,431	3,311
CSMC Trust, Ser 2019-AFC1, Cl A1
2.573%, 07/25/2049(C)(D)	791	748
CSMC Trust, Ser 2019-NQM1, Cl A3
3.064%, 10/25/2059(C)(D)	1,977	1,906

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
CSMC Trust, Ser 2020-FACT, Cl A
3.741%, ICE LIBOR USD 1 Month + 1.350%, 10/15/2037(A)(D)	$4,280	$4,163
CSMC Trust, Ser 2021-NQM3, Cl A3
1.632%, 04/25/2066(A)(D)	1,613	1,423
CSMC Trust, Ser 2021-NQM5, Cl A1
0.938%, 05/25/2066(A)(D)	2,245	1,840
CSMC Trust, Ser 2021-NQM7, Cl A1
1.756%, 10/25/2066(A)(D)	1,327	1,153
CSMC Trust, Ser 2021-NQM8, Cl A1
1.841%, 10/25/2066(A)(D)	2,875	2,531
CSMC Trust, Ser 2021-RPL2, Cl A1
2.000%, 01/25/2060(A)(D)	824	732
CSMC Trust, Ser 2021-RPL3, Cl A1
2.000%, 01/25/2060(A)(D)	5,220	4,849
CSMC Trust, Ser 2021-RPL6, Cl A1
2.000%, 10/25/2060(A)(D)	1,519	1,375
CSMC Trust, Ser 2022-ATH2, Cl A1
4.547%, 05/25/2067(A)(D)	5,944	5,830
CSMC Trust, Ser 2022-NQM1, Cl A1
2.265%, 11/25/2066(A)(D)	3,506	3,123
DBCCRE Mortgage Trust, Ser 2014-ARCP, Cl C
5.099%, 01/10/2034(A)(D)	1,020	981
DBCCRE Mortgage Trust, Ser 2014-ARCP, Cl A
4.238%, 01/10/2034(D)	2,450	2,396
DBJPM Mortgage Trust, Ser 2016-C1, Cl B
4.195%, 05/10/2049(A)	1,780	1,670
DC Office Trust, Ser 2019-MTC, Cl A
2.965%, 09/15/2045(D)	1,995	1,717
Deephaven Residential Mortgage Trust, Ser 2022-1, Cl A1
2.205%, 01/25/2067(A)(D)	2,844	2,618
DSLA Mortgage Loan Trust, Ser 2004-AR2, Cl A2B
3.166%, ICE LIBOR USD 1 Month + 0.800%, 11/19/2044(A)	251	235
Ellington Financial Mortgage Trust, Ser 2021-2, Cl A1
0.931%, 06/25/2066(A)(D)	2,166	1,904
Ellington Financial Mortgage Trust, Ser 2022-1, Cl A1
2.206%, 01/25/2067(A)(D)	941	827
EQUS Mortgage Trust, Ser 2021-EQAZ, Cl B
3.491%, ICE LIBOR USD 1 Month + 1.100%, 10/15/2038(A)(D)	1,560	1,504
EQUS Mortgage Trust, Ser 2021-EQAZ, Cl A
3.146%, ICE LIBOR USD 1 Month + 0.755%, 10/15/2038(A)(D)	1,931	1,868

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
EverBank Mortgage Loan Trust, Ser 2018-1, Cl A22
3.500%, 02/25/2048(A)(D)	$585	$533
First Horizon Alternative Mortgage Securities Trust, Ser 2004-AA3, Cl A1
3.729%, 09/25/2034(A)	27	25
Flagstar Mortgage Trust, Ser 2018-2, Cl A4
3.500%, 04/25/2048(A)(D)	154	152
Flagstar Mortgage Trust, Ser 2021-13IN, Cl A2
3.000%, 12/30/2051(A)(D)	4,512	3,974
FNMA Connecticut Avenue Securities, Ser 2016-C02, Cl 1M2
8.444%, ICE LIBOR USD 1 Month + 6.000%, 09/25/2028(A)	1,097	1,149
FWDSecuritization Trust, Ser 2019-INV1, Cl A1
2.810%, 06/25/2049(A)(D)	545	529
GCAT Trust, Ser 2022-INV1, Cl A1
3.000%, 12/25/2051(A)(D)	2,659	2,348
Granite Point Mortgage Trust, Ser 2021-FL3, Cl A
3.627%, ICE LIBOR USD 1 Month + 1.250%, 07/16/2035(A)(D)	1,410	1,390
GS Mortgage Securities II, Ser 2018-SRP5, Cl A
4.191%, ICE LIBOR USD 1 Month + 1.800%, 09/15/2031(A)(D)	3,469	2,984
GS Mortgage Securities II, Ser 2018-SRP5, Cl B
5.391%, ICE LIBOR USD 1 Month + 3.000%, 09/15/2031(A)(D)	3,469	2,749
GS Mortgage Securities II, Ser 2021-ARDN, Cl B
4.041%, ICE LIBOR USD 1 Month + 1.650%, 11/15/2036(A)(D)	3,062	2,937
GS Mortgage Securities Trust, Ser 2013-GC14, Cl A5
4.243%, 08/10/2046	993	990
GS Mortgage Securities Trust, Ser 2013-GC16, Cl B
5.161%, 11/10/2046(A)	390	385
GS Mortgage Securities Trust, Ser 2014-GC18, Cl A4
4.074%, 01/10/2047	2,005	1,987
GS Mortgage Securities Trust, Ser 2017-SLP, Cl C
3.924%, 10/10/2032(D)	4,610	4,587
GS Mortgage Securities Trust, Ser 2020-GC47, Cl A5
2.377%, 05/12/2053	745	645

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust, Ser 2020-GSA2, Cl A4
1.721%, 12/12/2053	$2,606	$2,133
GS Mortgage Securities Trust, Ser 2021-ROSS, Cl A
3.542%, ICE LIBOR USD 1 Month + 1.150%, 05/15/2026(A)(D)	1,000	959
GS Mortgage-Backed Securities Trust, Ser 2018-RPL1, Cl A1A
3.750%, 10/25/2057(D)	3,278	3,206
GS Mortgage-Backed Securities Trust, Ser 2021-RPL1, Cl A2
2.000%, 12/25/2060(A)(D)	1,111	968
GS Mortgage-Backed Securities Trust, Ser 2022-PJ2, Cl A24
3.000%, 06/25/2052(A)(D)	2,264	2,115
GSMPS Mortgage Loan Trust, Ser 1998-1, Cl A
8.000%, 09/19/2027(A)(D)	1	1
GSMPS Mortgage Loan Trust, Ser 2005-RP3, Cl 1AS, IO
1.873%, 09/25/2035(A)(D)	152	4
GSR Mortgage Loan Trust, Ser 2004-8F, Cl 2A3
6.000%, 09/25/2034	29	29
GSR Mortgage Loan Trust, Ser 2007-1F, Cl 2A4
5.500%, 01/25/2037	5	6
HarborView Mortgage Loan Trust, Ser 2005-9, Cl 2A1C
3.268%, ICE LIBOR USD 1 Month + 0.900%, 06/20/2035(A)	1,035	959
Hudson Yards Mortgage Trust, Ser 2019-30HY, Cl A
3.228%, 07/10/2039(D)	1,900	1,710
Hudson Yards Mortgage Trust, Ser 2019-55HY, Cl A
3.041%, 12/10/2041(A)(D)	1,995	1,769
Impac CMB Trust, Ser 2005-4, Cl 2A1
3.044%, ICE LIBOR USD 1 Month + 0.300%, 05/25/2035(A)	79	72
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust, Ser 2010-1, Cl A1
5.314%, 01/25/2051(D)	1,381	1,344
Indymac Index Mortgage Loan Trust, Ser 2004-AR7, Cl A2
3.304%, ICE LIBOR USD 1 Month + 0.860%, 09/25/2034(A)	9	8

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Indymac Index Mortgage Loan Trust, Ser 2004-AR8, Cl 2A2A
3.244%, ICE LIBOR USD 1 Month + 0.800%, 11/25/2034(A)	$16	$14
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C12, Cl A5
3.664%, 07/15/2045	1,429	1,418
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl AS
4.420%, 11/15/2045	1,840	1,822
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C17, Cl A4
4.199%, 01/15/2047	505	502
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C17, Cl B
5.049%, 01/15/2047(A)	230	226
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C21, Cl AS
3.997%, 08/15/2047	2,730	2,659
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl C
4.702%, 09/15/2047(A)	750	682
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C23, Cl A4
3.670%, 09/15/2047	579	568
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl A3
2.912%, 10/15/2048	3,354	3,225
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C30, Cl A5
3.822%, 07/15/2048	1,410	1,379
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C5, Cl B
4.009%, 03/15/2050(A)	1,740	1,544
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-C16, Cl A4
4.166%, 12/15/2046	2,143	2,121
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-CB15, Cl X1, IO
0.448%, 06/12/2043(A)	919	–
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP2, Cl A4
2.822%, 08/15/2049	1,400	1,314
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP4, Cl A3
3.393%, 12/15/2049	485	463
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-BCON, Cl B
3.881%, 01/05/2031(A)(D)	2,415	2,396

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2019-OSB, Cl A
3.397%, 06/05/2039(D)	$2,000	$1,817
JPMorgan Chase Commercial Mortgage Securities Trust, Ser ACB, Cl A
3.283%, SOFR30A + 1.400%, 03/15/2039(A)(D)	1,550	1,533
JPMorgan Mortgage Trust, Ser 2004-A3, Cl SF3
2.653%, 06/25/2034(A)	190	181
JPMorgan Mortgage Trust, Ser 2005-A1, Cl 3A4
3.037%, 02/25/2035(A)	44	43
JPMorgan Mortgage Trust, Ser 2005-A2, Cl 5A2
2.542%, 04/25/2035(A)	10	10
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 4A1
3.652%, 08/25/2034(A)	66	66
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
2.678%, 11/25/2033(A)	55	54
JPMorgan Mortgage Trust, Ser 2017-5, Cl A2
3.079%, 10/26/2048(A)(D)	3,230	3,135
JPMorgan Mortgage Trust, Ser 2018-3, Cl A1
3.500%, 09/25/2048(A)(D)	389	360
JPMorgan Mortgage Trust, Ser 2018-4, Cl A1
3.500%, 10/25/2048(A)(D)	303	282
JPMorgan Mortgage Trust, Ser 2018-5, Cl A1
3.500%, 10/25/2048(A)(D)	378	351
JPMorgan Mortgage Trust, Ser 2019-LTV3, Cl B2
4.389%, 03/25/2050(A)(D)	945	867
JPMorgan Mortgage Trust, Ser 2020-1, Cl A3A
3.000%, 06/25/2050(A)(D)	382	350
JPMorgan Mortgage Trust, Ser 2021-10, Cl A3
2.500%, 12/25/2051(A)(D)	9,119	7,639
JPMorgan Mortgage Trust, Ser 2021-11, Cl A3
2.500%, 01/25/2052(A)(D)	1,955	1,660
JPMorgan Mortgage Trust, Ser 2021-14, Cl A3
2.500%, 05/25/2052(A)(D)	11,568	9,824
JPMorgan Mortgage Trust, Ser 2021-3, Cl A3
2.500%, 07/25/2051(A)(D)	1,339	1,137

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Mortgage Trust, Ser 2021-INV2, Cl A2
2.500%, 12/25/2051(A)(D)	$3,878	$3,325
JPMorgan Mortgage Trust, Ser 2022-1, Cl A3
2.500%, 07/25/2052(A)(D)	10,522	8,936
JPMorgan Mortgage Trust, Ser 2022-3, Cl A2
3.000%, 08/25/2052(A)(D)	4,843	4,272
Manhattan West Mortgage Trust, Ser 2020-1MW, Cl A
2.130%, 09/10/2039(D)	2,300	2,023
MASTR Adjustable Rate Mortgages Trust, Ser 2004-13, Cl 3A7A
3.704%, 11/21/2034(A)	762	741
MASTR Alternative Loans Trust, Ser 2004-4, Cl 1A1
5.500%, 05/25/2034	175	168
MASTR Alternative Loans Trust, Ser 2006-3, Cl 1A3
6.250%, 07/25/2036	164	104
MASTR Reperforming Loan Trust, Ser 2005-1, Cl 1A1
6.000%, 08/25/2034(D)	1,127	787
MASTR Reperforming Loan Trust, Ser 2005-2, Cl 1A1F
2.794%, ICE LIBOR USD 1 Month + 0.350%, 05/25/2035(A)(D)	201	110
MASTR Resecuritization Trust, Ser 2005-PO, Cl 3, PO
0.000%, 05/28/2035(B)(D)	6	5
MASTR Seasoned Securitization Trust, Ser 2004-1, Cl 4A1
3.737%, 10/25/2032(A)	2	2
MASTR Seasoned Securitization Trust, Ser 2005-1, Cl 4A1
3.940%, 10/25/2032(A)	21	21
Med Trust, Ser 2021-MDLN, Cl A
3.342%, ICE LIBOR USD 1 Month + 0.950%, 11/15/2038(A)(D)	3,109	3,006
Mello Warehouse Securitization Trust, Ser 2021-1, Cl A
3.144%, ICE LIBOR USD 1 Month + 0.700%, 02/25/2055(A)(D)	663	648
Mello Warehouse Securitization Trust, Ser 2021-2, Cl A
3.194%, ICE LIBOR USD 1 Month + 0.750%, 04/25/2055(A)(D)	1,839	1,796
Merrill Lynch Mortgage Investors Trust, Ser 2003-A4, Cl 2A
3.003%, 07/25/2033(A)	27	25

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch Mortgage Investors Trust, Ser 2004-1, Cl 2A1
2.709%, 12/25/2034(A)	$55	$53
Merrill Lynch Mortgage Investors Trust, Ser 2004-A1, Cl 2A1
2.336%, 02/25/2034(A)	20	19
Merrill Lynch Mortgage Investors Trust, Ser 2004-A4, Cl A2
3.449%, 08/25/2034(A)	31	30
Merrill Lynch Mortgage Investors Trust, Ser 2004-D, Cl A2
4.286%, ICE LIBOR USD 6 Month + 0.720%, 09/25/2029(A)	43	41
Merrill Lynch Mortgage Investors Trust, Ser 2006-1, Cl 1A
2.850%, 02/25/2036(A)	16	15
MFA Trust, Ser 2021-NQM2, Cl A1
1.029%, 11/25/2064(A)(D)	771	683
MFA Trust, Ser 2021-RPL1, Cl A1
1.131%, 07/25/2060(A)(D)	1,132	1,026
MFA Trust, Ser 2022-NQM2, Cl A1
4.000%, 05/25/2067(C)(D)	1,976	1,908
Mill City Mortgage Loan Trust, Ser 2019-1, Cl A1
3.250%, 10/25/2069(A)(D)	1,977	1,901
Mill City Mortgage Loan Trust, Ser 2021-NMR1, Cl A1
1.125%, 11/25/2060(A)(D)	1,674	1,573
MKT Mortgage Trust, Ser 2020-525M, Cl A
2.694%, 02/12/2040(D)	1,655	1,383
Morgan Stanley Capital I Trust, Ser 2016-BNK2, Cl XA, IO
1.095%, 11/15/2049(A)	13,612	419
Morgan Stanley Capital I Trust, Ser 2019-BPR, Cl A
4.041%, ICE LIBOR USD 1 Month + 1.650%, 05/15/2036(A)(D)	2,657	2,586
Morgan Stanley Capital I Trust, Ser 2020-HR8, Cl A3
1.790%, 07/15/2053	1,356	1,122
Morgan Stanley Capital I Trust, Ser 2020-L4, Cl ASB
2.624%, 02/15/2053	3,930	3,610
Morgan Stanley Capital I Trust, Ser L8, Cl AS
3.922%, 04/15/2055(A)	1,210	1,099
Morgan Stanley Capital I Trust, Ser L8, Cl A5
3.922%, 04/15/2055(A)	785	743
Morgan Stanley Mortgage Loan Trust, Ser 2004-3, Cl 4A
5.647%, 04/25/2034(A)	71	69

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Residential Mortgage Loan Trust, Ser 2021-2, Cl A3
2.500%, 05/25/2051(A)(D)	$10,283	$8,733
Mortgage Loan Resecuritization Trust, Ser 2009-RS1, Cl A85
2.713%, ICE LIBOR USD 1 Month + 0.340%, 04/16/2036(A)(D)	2,727	2,558
MSBAM Commercial Mortgage Securities Trust, Ser 2012-CKSV, Cl A2
3.277%, 10/15/2030(D)	150	143
MSCG Trust, Ser 2015-ALDR, Cl A2
3.577%, 06/07/2035(A)(D)	3,115	2,898
MSCG Trust, Ser 2021-ILP, Cl A
3.170%, ICE LIBOR USD 1 Month + 0.778%, 11/15/2023(A)(D)	5,925	5,701
New Residential Mortgage Loan Trust, Ser 2015-2A, Cl A1
3.750%, 08/25/2055(A)(D)	1,167	1,111
New Residential Mortgage Loan Trust, Ser 2017-4A, Cl A1
4.000%, 05/25/2057(A)(D)	2,003	1,937
New Residential Mortgage Loan Trust, Ser 2019-4A, Cl A1B
3.500%, 12/25/2058(A)(D)	1,687	1,620
New Residential Mortgage Loan Trust, Ser 2019-6A, Cl A1B
3.500%, 09/25/2059(A)(D)	2,205	2,106
New Residential Mortgage Loan Trust, Ser 2019-6A, Cl B1
4.000%, 09/25/2059(A)(D)	1,525	1,451
New Residential Mortgage Loan Trust, Ser 2019-NQM4, Cl A1
2.492%, 09/25/2059(A)(D)	291	279
New Residential Mortgage Loan Trust, Ser 2019-RPL3, Cl A1
2.750%, 07/25/2059(A)(D)	623	593
New Residential Mortgage Loan Trust, Ser 2021-NQM3, Cl A1
1.156%, 11/27/2056(A)(D)	858	759
New Residential Mortgage Loan Trust, Ser 2022-NQM4, Cl A1
5.000%, 06/25/2062(C)(D)	1,257	1,250
New York Mortgage Trust, Ser 2006-1, Cl 2A2
2.920%, 05/25/2036(A)	48	42
NewRez Warehouse Securitization Trust, Ser 2021-1, Cl A
3.194%, ICE LIBOR USD 1 Month + 0.750%, 05/25/2055(A)(D)	4,623	4,555
OBX Trust, Ser 2019-EXP1, Cl 1A3
4.000%, 01/25/2059(A)(D)	58	55

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
OBX Trust, Ser 2020-EXP1, Cl 2A1A
3.194%, ICE LIBOR USD 1 Month + 0.750%, 02/25/2060(A)(D)	$1	$1
OBX Trust, Ser 2020-EXP3, Cl 2A1A
3.344%, ICE LIBOR USD 1 Month + 0.900%, 01/25/2060(A)(D)	123	123
OBX Trust, Ser 2021-NQM2, Cl A1
1.101%, 05/25/2061(A)(D)	826	712
OBX Trust, Ser 2021-NQM3, Cl A1
1.054%, 07/25/2061(A)(D)	1,171	964
OBX Trust, Ser 2022-NQM1, Cl A1
2.305%, 11/25/2061(A)(D)	6,810	6,163
One Bryant Park Trust, Ser 2019-OBP, Cl A
2.516%, 09/15/2054(D)	2,490	2,133
Onslow Bay Mortgage Loan Trust, Ser 2021-NQM4, Cl A1
1.957%, 10/25/2061(A)(D)	1,018	884
OPG Trust, Ser PORT, Cl A
2.875%, ICE LIBOR USD 1 Month + 0.484%, 10/15/2036(A)(D)	3,080	2,937
Prime Mortgage Trust, Ser 2004-CL1, Cl 1A1
6.000%, 02/25/2034	21	21
Prime Mortgage Trust, Ser 2004-CL1, Cl 1, PO
0.000%, 02/25/2034(B)	4	3
PRKCM Trust, Ser 2021-AFC1, Cl A1
1.510%, 08/25/2056(A)(D)	1,287	1,114
PRKCM Trust, Ser 2021-AFC2, Cl A1
2.071%, 11/25/2056(A)(D)	964	816
RALI Trust, Ser 2005-QO2, Cl A1
2.219%, 12 Month Treas Avg + 1.360%, 09/25/2045(A)	205	185
RALI Trust, Ser 2005-QO5, Cl A1
1.859%, 12 Month Treas Avg + 1.000%, 01/25/2046(A)	301	263
RAMP Trust, Ser 2004-SL1, Cl A7
7.000%, 11/25/2031	25	22
Rate Mortgage Trust, Ser 2021-HB1, Cl A1
2.500%, 12/25/2051(A)(D)	5,371	4,582
Rate Mortgage Trust, Ser 2021-J1, Cl A7
2.500%, 07/25/2051(A)(D)	907	816
Rate Mortgage Trust, Ser 2021-J1, Cl A1
2.500%, 07/25/2051(A)(D)	1,091	927
Rate Mortgage Trust, Ser 2021-J4, Cl A7
2.500%, 11/25/2051(A)(D)	12,296	11,067
Rate Mortgage Trust, Ser 2022-J1, Cl A7
3.000%, 01/25/2052(A)(D)	2,375	2,095
RBS Commercial Funding Trust, Ser 2013-GSP, Cl A
3.961%, 01/15/2032(A)(D)	670	653

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
2.871%, 12/25/2034(A)	$191	$172
Residential Mortgage Loan Trust, Ser 2020-2, Cl A1
1.654%, 05/25/2060(A)(D)	818	806
Rocket Mortgage Trust, Ser 2021-3, Cl A1
2.500%, 07/25/2051(A)(D)	1,325	1,127
Rocket Mortgage Trust, Ser 2022-2, Cl A2
2.500%, 02/25/2052(A)(D)	1,641	1,386
Sequoia Mortgage Trust, Ser 2004-12, Cl A3
3.068%, ICE LIBOR USD 6 Month + 0.320%, 01/20/2035(A)	97	91
Sequoia Mortgage Trust, Ser 2018-CH4, Cl B1B
4.995%, 10/25/2048(A)(D)	2,335	2,164
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A2B
4.144%, 01/05/2043(A)(D)	115	91
SG Residential Mortgage Trust, Ser 2022-1, Cl A1
3.166%, 03/27/2062(A)(D)	3,955	3,695
SMRT, Ser 2022-MINI, Cl A
3.308%, TSFR1M + 1.000%, 01/15/2039(A)(D)	7,460	7,250
STAR Trust, Ser 2021-1, Cl A1
1.219%, 05/25/2065(A)(D)	678	632
Starwood Mortgage Residential Trust, Ser 2020-1, Cl A1
2.275%, 02/25/2050(A)(D)	110	110
Starwood Mortgage Residential Trust, Ser 2020-3, Cl A1
1.486%, 04/25/2065(A)(D)	523	507
Starwood Mortgage Residential Trust, Ser 2020-INV1, Cl A1
1.027%, 11/25/2055(A)(D)	476	441
Starwood Mortgage Residential Trust, Ser 2021-4, Cl A1
1.162%, 08/25/2056(A)(D)	1,723	1,521
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-19XS, Cl 1A1
2.764%, ICE LIBOR USD 1 Month + 0.320%, 10/25/2035(A)	751	702
Structured Asset Mortgage Investments II Trust, Ser 2004-AR5, Cl 1A1
3.026%, ICE LIBOR USD 1 Month + 0.660%, 10/19/2034(A)	48	46
Structured Asset Mortgage Investments II Trust, Ser 2005-AR1, Cl A1
2.846%, ICE LIBOR USD 1 Month + 0.480%, 04/19/2035(A)	921	861

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Structured Asset Securities, Ser 2003-31A, Cl 2A7
2.856%, 10/25/2033(A)	$1,026	$1,010
Structured Asset Securities, Ser 2003-37A, Cl 2A
2.579%, 12/25/2033(A)	30	29
Thornburg Mortgage Securities Trust, Ser 2003-4, Cl A1
3.084%, ICE LIBOR USD 1 Month + 0.640%, 09/25/2043(A)	94	91
Towd Point Mortgage Trust, Ser 2017-4, Cl B2
3.426%, 06/25/2057(A)(D)	1,860	1,577
Towd Point Mortgage Trust, Ser 2018-2, Cl A1
3.250%, 03/25/2058(A)(D)	591	579
Towd Point Mortgage Trust, Ser 2019-4, Cl A1
2.900%, 10/25/2059(A)(D)	1,452	1,395
Towd Point Mortgage Trust, Ser 2020-3, Cl A1
3.088%, 02/25/2063(A)(D)	1,756	1,684
Towd Point Mortgage Trust, Ser 2021-1, Cl A1
2.250%, 11/25/2061(A)(D)	1,376	1,261
UBS Commercial Mortgage Trust, Ser 2018-C11, Cl B
4.713%, 06/15/2051(A)	1,750	1,642
UBS Commercial Mortgage Trust, Ser C4, Cl A3
3.301%, 10/15/2050	858	810
UBS Commercial Mortgage Trust, Ser C7, Cl A3
3.418%, 12/15/2050	845	799
Verus Securitization Trust, Ser 2019-4, Cl A1
2.642%, 11/25/2059(C)(D)	542	532
Verus Securitization Trust, Ser 2019-INV2, Cl A1
2.913%, 07/25/2059(A)(D)	292	291
Verus Securitization Trust, Ser 2019-INV3, Cl A1
2.692%, 11/25/2059(A)(D)	745	724
Verus Securitization Trust, Ser 2020-2, Cl A1
2.226%, 05/25/2060(A)(D)	443	436
Verus Securitization Trust, Ser 2020-5, Cl A1
1.218%, 05/25/2065(C)(D)	241	227
Verus Securitization Trust, Ser 2021-1, Cl A1
0.815%, 01/25/2066(A)(D)	848	759
Verus Securitization Trust, Ser 2021-2, Cl A1
1.031%, 02/25/2066(A)(D)	1,664	1,472
Verus Securitization Trust, Ser 2021-3, Cl A1
1.046%, 06/25/2066(A)(D)	1,224	1,085

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Verus Securitization Trust, Ser 2021-4, Cl A1
0.938%, 07/25/2066(A)(D)	$1,538	$1,299
Verus Securitization Trust, Ser 2021-5, Cl A1
1.013%, 09/25/2066(A)(D)	5,303	4,642
Verus Securitization Trust, Ser 2021-7, Cl A1
1.829%, 10/25/2066(A)(D)	2,268	2,015
Verus Securitization Trust, Ser 2021-8, Cl A1
1.824%, 11/25/2066(A)(D)	1,639	1,455
Verus Securitization Trust, Ser 2021-R1, Cl A1
0.820%, 10/25/2063(A)(D)	736	690
Verus Securitization Trust, Ser 2021-R3, Cl A1
1.020%, 04/25/2064(A)(D)	802	759
Visio Trust, Ser 2020-1R, Cl A1
1.312%, 11/25/2055(D)	538	517
VNDO Mortgage Trust, Ser 2016-350P, Cl A
3.805%, 01/10/2035(D)	1,210	1,135
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
2.533%, 10/25/2033(A)	41	40
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR6, Cl A1
3.453%, 06/25/2033(A)	36	34
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
3.805%, 08/25/2033(A)	39	37
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
3.195%, 09/25/2033(A)	85	81
WaMu Mortgage Pass-Through Certificates, Ser 2003-S4, Cl 2A10
10.742%, 06/25/2033(A)	7	7
WaMu Mortgage Pass-Through Certificates, Ser 2003-S9, Cl A8
5.250%, 10/25/2033	129	126
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A2
3.098%, 06/25/2034(A)	26	24
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR4, Cl A6
3.468%, 06/25/2034(A)	2,289	2,212
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR7, Cl A6
3.467%, 07/25/2034(A)	2,726	2,621
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR15, Cl A1A1
2.964%, ICE LIBOR USD 1 Month + 0.520%, 11/25/2045(A)	5,873	5,374

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR19, Cl A1A1
2.984%, ICE LIBOR USD 1 Month + 0.540%, 12/25/2045(A)	$3,299	$3,162
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR1, Cl 1A1B
1.929%, 12 Month Treas Avg + 1.070%, 01/25/2046(A)	1,077	834
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR14, Cl 1A4
2.594%, 11/25/2036(A)	66	61
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR17, Cl 1A1B
1.454%, 12 Month Treas Avg + 0.810%, 12/25/2046(A)	97	84
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR17, Cl 2A
2.144%, 12 Month Treas Avg + 1.500%, 12/25/2046(A)	141	135
Washington Mutual Mortgage Pass-Through Certificates, Ser 2005-3, Cl CX, IO
5.500%, 05/25/2035	131	21
Washington Mutual MSC Mortgage Pass-Through Certificates, Ser 2003-MS8, Cl 1P, PO
0.000%, 05/25/2033(B)	3	2
Washington Mutual MSC Mortgage Pass-Through Certificates, Ser 2003-MS9, Cl 2P, PO
0.000%, 04/25/2033(B)	20	18
Wells Fargo Commercial Mortgage Trust, Ser C62, Cl A4
4.000%, 04/15/2055(A)	1,695	1,613
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR14, Cl A1
4.077%, 08/25/2035(A)	17	16
WFRBS Commercial Mortgage Trust, Ser 2013-C12, Cl XA, IO
1.217%, 03/15/2048(A)(D)	5,215	11
WFRBS Commercial Mortgage Trust, Ser 2013-C12, Cl C
4.455%, 03/15/2048(A)	490	484
WFRBS Commercial Mortgage Trust, Ser 2013-C15, Cl A4
4.153%, 08/15/2046(A)	150	149
WFRBS Commercial Mortgage Trust, Ser 2013-C17, Cl A4
4.023%, 12/15/2046	120	119
WFRBS Commercial Mortgage Trust, Ser 2014-C19, Cl XA, IO
1.140%, 03/15/2047(A)	3,567	33

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
WFRBS Commercial Mortgage Trust, Ser 2014-C19, Cl B
4.723%, 03/15/2047(A)	$210	$204
WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl B
4.213%, 08/15/2047(A)	2,180	2,078
WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl XA, IO
1.166%, 08/15/2047(A)	10,866	159
WFRBS Commercial Mortgage Trust, Ser 2014-C22, Cl B
4.371%, 09/15/2057(A)	970	944
WFRBS Commercial Mortgage Trust, Ser 2014-C23, Cl XA, IO
0.702%, 10/15/2057(A)	4,155	37
WFRBS Commercial Mortgage Trust, Ser 2014-C24, Cl AS
3.931%, 11/15/2047	1,330	1,287

		541,256
Total Mortgage-Backed Securities
(Cost $3,101,384) ($ Thousands)		2,943,526

CORPORATE OBLIGATIONS — 30.3%
Communication Services — 3.2%
Alphabet
2.050%, 08/15/2050	240	158
1.900%, 08/15/2040	390	275
1.100%, 08/15/2030	400	326
0.800%, 08/15/2027	350	306
0.450%, 08/15/2025	180	164
AT&T
5.550%, 08/15/2041	240	242
5.350%, 09/01/2040	230	225
5.250%, 03/01/2037	3,910	3,910
4.850%, 03/01/2039	414	387
4.750%, 05/15/2046	1,335	1,238
4.500%, 05/15/2035	2,740	2,573
4.500%, 03/09/2048	195	171
4.350%, 03/01/2029	550	537
4.350%, 06/15/2045	1,082	933
3.800%, 12/01/2057	9,664	7,315
3.650%, 06/01/2051	602	461
3.650%, 09/15/2059	1,804	1,308
3.550%, 09/15/2055	1,208	884
3.500%, 06/01/2041	803	633
3.500%, 09/15/2053	3,576	2,636
3.300%, 02/01/2052	210	151
2.550%, 12/01/2033	7,713	6,145
2.300%, 06/01/2027	1,200	1,092

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.250%, 02/01/2032	$3,070	$2,477
1.700%, 03/25/2026	6,243	5,699
1.650%, 02/01/2028	4,440	3,814
Charter Communications Operating LLC / Charter Communications Operating Capital
6.484%, 10/23/2045	110	105
6.384%, 10/23/2035	170	168
5.750%, 04/01/2048	2,710	2,411
5.500%, 04/01/2063	580	485
5.375%, 04/01/2038	1,480	1,298
5.375%, 05/01/2047	350	298
5.250%, 04/01/2053	1,485	1,242
5.125%, 07/01/2049	310	252
5.050%, 03/30/2029	2,530	2,436
4.908%, 07/23/2025	970	967
4.800%, 03/01/2050	3,210	2,520
4.400%, 04/01/2033	2,040	1,803
4.200%, 03/15/2028	980	924
3.900%, 06/01/2052	450	305
3.750%, 02/15/2028	681	631
3.500%, 06/01/2041	430	298
3.500%, 03/01/2042	2,422	1,673
2.300%, 02/01/2032	2,000	1,521
Comcast
7.050%, 03/15/2033	50	59
4.950%, 10/15/2058	120	118
4.400%, 08/15/2035	3,525	3,401
4.250%, 10/15/2030	1,320	1,298
4.250%, 01/15/2033	360	349
4.200%, 08/15/2034	570	545
4.150%, 10/15/2028	3,480	3,450
4.049%, 11/01/2052	3,300	2,834
4.000%, 03/01/2048	110	94
3.999%, 11/01/2049	120	103
3.969%, 11/01/2047	2,490	2,139
3.950%, 10/15/2025	1,110	1,108
3.750%, 04/01/2040	380	330
3.450%, 02/01/2050	280	221
3.400%, 04/01/2030	1,180	1,102
3.400%, 07/15/2046	60	47
3.300%, 04/01/2027	310	300
3.250%, 11/01/2039	250	204
3.150%, 03/01/2026	800	779
2.937%, 11/01/2056	844	572
2.887%, 11/01/2051	690	486
2.800%, 01/15/2051	470	325
1.500%, 02/15/2031	5,940	4,771
Comcast Cable Communications Holdings
9.455%, 11/15/2022	240	243
Cox Communications
4.800%, 02/01/2035 (D)	1,665	1,559

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.600%, 06/15/2031 (D)	$1,660	$1,382
Cox Enterprises
7.375%, 07/15/2027 (D)	2,895	3,138
Fox
5.476%, 01/25/2039	270	265
4.709%, 01/25/2029	210	208
3.500%, 04/08/2030	560	508
Level 3 Financing
3.875%, 11/15/2029 (D)	6,120	5,192
3.400%, 03/01/2027 (D)	895	794
Magallanes
5.391%, 03/15/2062 (D)	1,873	1,503
5.141%, 03/15/2052 (D)	17,985	14,395
5.050%, 03/15/2042 (D)	7,433	6,077
4.279%, 03/15/2032 (D)	5,085	4,431
4.054%, 03/15/2029 (D)	2,980	2,714
3.755%, 03/15/2027 (D)	2,651	2,476
3.638%, 03/15/2025 (D)	1,500	1,448
Meta Platforms
4.650%, 08/15/2062 (D)	629	567
3.850%, 08/15/2032 (D)	2,360	2,219
Netflix
5.875%, 11/15/2028	1,434	1,450
5.375%, 11/15/2029 (D)	1,047	1,031
NTT Finance
1.162%, 04/03/2026 (D)	4,810	4,315
Paramount Global
6.875%, 04/30/2036	1,175	1,208
5.900%, 10/15/2040	840	775
4.750%, 05/15/2025	1,164	1,173
Rogers Communications
4.550%, 03/15/2052 (D)	930	816
4.100%, 10/01/2023	133	133
SES GLOBAL Americas Holdings GP
5.300%, 03/25/2044 (D)	2,000	1,701
Sprint Capital
8.750%, 03/15/2032	200	241
Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC
5.152%, 03/20/2028 (D)	10,500	10,565
4.738%, 03/20/2025 (D)	3,912	3,926
Take-Two Interactive Software
4.000%, 04/14/2032	1,625	1,499
Telefonica Emisiones
4.103%, 03/08/2027	150	145
Tencent Holdings MTN
3.840%, 04/22/2051 (D)	2,320	1,721
3.595%, 01/19/2028 (D)	2,040	1,910
Time Warner Cable LLC
7.300%, 07/01/2038	100	103
6.750%, 06/15/2039	170	165
6.550%, 05/01/2037	280	275

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.875%, 11/15/2040	$3,755	$3,364
5.500%, 09/01/2041	4,882	4,192
Time Warner Entertainment
8.375%, 07/15/2033	1,380	1,589
T-Mobile USA
4.500%, 04/15/2050	1,610	1,405
4.375%, 04/15/2040	2,770	2,443
3.875%, 04/15/2030	5,865	5,421
3.750%, 04/15/2027	4,608	4,419
3.500%, 04/15/2025	720	703
3.500%, 04/15/2031	223	197
3.400%, 10/15/2052	3,585	2,589
3.375%, 04/15/2029	3,976	3,582
3.300%, 02/15/2051	210	150
3.000%, 02/15/2041	480	351
2.875%, 02/15/2031	340	287
2.700%, 03/15/2032	2,680	2,233
2.550%, 02/15/2031	2,945	2,451
2.250%, 02/15/2026	3,398	3,122
2.250%, 11/15/2031	790	634
Verizon Communications
5.500%, 03/16/2047	100	104
5.250%, 03/16/2037	1,100	1,118
4.862%, 08/21/2046	270	263
4.500%, 08/10/2033	700	674
4.400%, 11/01/2034	5,360	5,070
4.329%, 09/21/2028	3,074	3,034
4.125%, 03/16/2027	330	328
4.125%, 08/15/2046	430	373
4.016%, 12/03/2029	1,337	1,283
4.000%, 03/22/2050	1,330	1,132
3.850%, 11/01/2042	1,750	1,485
3.700%, 03/22/2061	1,290	995
3.550%, 03/22/2051	3,759	2,954
3.400%, 03/22/2041	240	193
3.150%, 03/22/2030	580	519
3.000%, 03/22/2027	220	208
2.875%, 11/20/2050	1,110	764
2.650%, 11/20/2040	4,720	3,407
2.625%, 08/15/2026	940	886
2.550%, 03/21/2031	4,500	3,803
2.355%, 03/15/2032	4,747	3,894
2.100%, 03/22/2028	700	619
1.750%, 01/20/2031	1,640	1,300
Vodafone Group PLC
5.250%, 05/30/2048	2,370	2,188
5.000%, 05/30/2038	375	356
4.875%, 06/19/2049	3,011	2,679
4.375%, 05/30/2028	1,010	998
4.250%, 09/17/2050	298	244
Walt Disney
8.875%, 04/26/2023	150	155

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.650%, 11/15/2037	$260	$308
6.200%, 12/15/2034	265	300
4.625%, 03/23/2040	2,385	2,346
3.500%, 05/13/2040	1,460	1,244

		254,659

Consumer Discretionary — 1.1%
7-Eleven
0.625%, 02/10/2023 (D)	3,555	3,502
Alimentation Couche-Tard
3.550%, 07/26/2027 (D)	2,200	2,064
Amazon.com
4.950%, 12/05/2044	600	627
4.800%, 12/05/2034	187	197
4.250%, 08/22/2057	160	150
4.050%, 08/22/2047	570	529
3.875%, 08/22/2037	6,300	5,912
3.600%, 04/13/2032	2,951	2,829
3.450%, 04/13/2029	1,675	1,620
3.300%, 04/13/2027	260	254
3.150%, 08/22/2027	160	154
3.100%, 05/12/2051	2,210	1,722
2.875%, 05/12/2041	523	417
2.500%, 06/03/2050	1,601	1,114
2.100%, 05/12/2031	1,784	1,535
1.500%, 06/03/2030	540	449
1.200%, 06/03/2027	1,090	968
0.800%, 06/03/2025	880	813
American Honda Finance MTN
2.000%, 03/24/2028	725	644
AutoNation
4.750%, 06/01/2030	1,312	1,228
BMW US Capital LLC
3.800%, 04/06/2023 (D)	1,060	1,061
Comcast
4.000%, 08/15/2047	170	147
Daimler Finance North America LLC
2.700%, 06/14/2024 (D)	990	964
Dollar General
3.250%, 04/15/2023	70	70
Ford Motor
4.750%, 01/15/2043	160	120
Ford Motor Credit LLC
3.625%, 06/17/2031	1,225	992
3.096%, 05/04/2023	200	197
2.900%, 02/10/2029	1,317	1,066
2.700%, 08/10/2026	2,787	2,414
General Motors
6.600%, 04/01/2036	70	71
6.250%, 10/02/2043	940	906
5.600%, 10/15/2032	1,890	1,809
5.400%, 10/15/2029	1,967	1,919

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.150%, 04/01/2038	$150	$132
General Motors Financial
5.000%, 04/09/2027	925	912
4.350%, 01/17/2027	180	174
3.100%, 01/12/2032	1,089	879
Home Depot
3.900%, 12/06/2028	80	79
3.900%, 06/15/2047	100	88
3.625%, 04/15/2052	746	626
3.350%, 04/15/2050	800	637
3.300%, 04/15/2040	850	711
3.250%, 04/15/2032	1,875	1,730
3.125%, 12/15/2049	1,453	1,115
2.700%, 04/15/2030	480	432
2.500%, 04/15/2027	430	406
2.375%, 03/15/2051	1,199	787
Hyatt Hotels
1.800%, 10/01/2024	2,515	2,391
Hyundai Capital America MTN
2.000%, 06/15/2028 (D)	746	619
1.300%, 01/08/2026 (D)	1,582	1,400
0.800%, 01/08/2024 (D)	660	627
Las Vegas Sands
3.200%, 08/08/2024	1,480	1,401
2.900%, 06/25/2025	140	129
Lowe's
5.000%, 04/15/2040	1,690	1,636
4.500%, 04/15/2030	320	315
4.250%, 04/01/2052	1,574	1,341
2.500%, 04/15/2026	260	247
1.700%, 09/15/2028	900	771
Marriott International /Maryland
4.625%, 06/15/2030	3,121	2,981
3.500%, 10/15/2032	1,129	966
2.850%, 04/15/2031	1,000	833
McDonald's MTN
4.875%, 12/09/2045	670	656
4.200%, 04/01/2050	3,055	2,704
3.800%, 04/01/2028	250	245
3.700%, 01/30/2026	1,065	1,055
3.625%, 09/01/2049	1,578	1,278
3.600%, 07/01/2030	460	436
3.500%, 03/01/2027	180	177
3.500%, 07/01/2027	510	495
3.300%, 07/01/2025	480	472
2.125%, 03/01/2030	420	360
1.450%, 09/01/2025	850	791
Mercedes-Benz Finance North America LLC
0.750%, 03/01/2024 (D)	3,010	2,861
Newell Brands
4.450%, 04/01/2026	560	527
4.100%, 04/01/2023	376	374

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
NIKE
3.375%, 03/27/2050	$20	$17
3.250%, 03/27/2040	330	280
2.850%, 03/27/2030	650	597
2.750%, 03/27/2027	640	612
2.400%, 03/27/2025	400	387
QVC
4.850%, 04/01/2024	735	707
Sands China
5.625%, 08/08/2025	810	738
Starbucks
3.500%, 11/15/2050	1,780	1,370
3.350%, 03/12/2050	250	187
Target
2.950%, 01/15/2052	2,059	1,548
2.250%, 04/15/2025	710	682
Volkswagen Group of America Finance LLC
1.250%, 11/24/2025 (D)	2,520	2,272
0.875%, 11/22/2023 (D)	2,420	2,323

		86,980

Consumer Staples — 2.2%
Adani International Container Terminal PVT
3.000%, 02/16/2031 (D)	599	483
Aetna
3.875%, 08/15/2047	360	293
2.800%, 06/15/2023	3,648	3,615
Alcon Finance
3.000%, 09/23/2029 (D)	3,845	3,411
Altria Group
5.950%, 02/14/2049	380	341
5.800%, 02/14/2039	1,065	985
4.800%, 02/14/2029	11	11
4.400%, 02/14/2026	203	202
3.400%, 02/04/2041	970	656
2.450%, 02/04/2032	2,750	2,078
2.350%, 05/06/2025	180	171
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide
4.900%, 02/01/2046	9,269	8,800
4.700%, 02/01/2036	2,121	2,052
3.650%, 02/01/2026	1,978	1,944
Anheuser-Busch InBev Worldwide
5.550%, 01/23/2049	1,830	1,903
5.450%, 01/23/2039	1,150	1,186
4.750%, 01/23/2029	1,890	1,929
4.600%, 04/15/2048	4,170	3,782
4.500%, 06/01/2050	1,860	1,686
4.375%, 04/15/2038	2,286	2,111
4.350%, 06/01/2040	970	882
4.000%, 04/13/2028	310	306
3.750%, 07/15/2042	684	563

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.500%, 06/01/2030	$300	$282
Bacardi
4.450%, 05/15/2025 (D)	3,780	3,714
BAT Capital
5.650%, 03/16/2052	3,525	2,990
4.700%, 04/02/2027	500	487
4.540%, 08/15/2047	4,705	3,434
4.390%, 08/15/2037	1,078	853
3.984%, 09/25/2050	1,035	704
3.557%, 08/15/2027	6,295	5,783
2.726%, 03/25/2031	1,495	1,196
2.259%, 03/25/2028	795	671
Bayer US Finance II LLC
4.375%, 12/15/2028 (D)	4,673	4,492
4.250%, 12/15/2025 (D)	1,490	1,466
Bayer US Finance LLC
3.375%, 10/08/2024 (D)	1,475	1,445
Bunge Finance
1.630%, 08/17/2025	1,305	1,211
Cargill
1.375%, 07/23/2023 (D)	690	676
Coca-Cola
3.375%, 03/25/2027	330	326
2.600%, 06/01/2050	200	146
2.500%, 06/01/2040	310	239
1.450%, 06/01/2027 (E)	630	569
CommonSpirit Health
3.347%, 10/01/2029	1,025	916
2.782%, 10/01/2030	1,930	1,616
Constellation Brands
4.750%, 05/09/2032	905	892
4.400%, 11/15/2025	775	776
4.350%, 05/09/2027	600	598
3.600%, 05/09/2024	420	416
2.250%, 08/01/2031	130	106
Costco Wholesale
1.750%, 04/20/2032 (E)	560	461
1.375%, 06/20/2027	1,220	1,094
CSL Finance PLC
4.750%, 04/27/2052 (D)	1,414	1,360
4.050%, 04/27/2029 (D)	754	732
3.850%, 04/27/2027 (D)	376	371
CVS Pass-Through Trust
6.036%, 12/10/2028	1,195	1,224
5.926%, 01/10/2034 (D)	135	136
5.880%, 01/10/2028	74	75
5.789%, 01/10/2026 (D)	486	494
Danone
2.947%, 11/02/2026 (D)	450	430
2.589%, 11/02/2023 (D)	1,580	1,554
DP World MTN
5.625%, 09/25/2048 (D)	2,790	2,751

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Fresenius Medical Care US Finance III
1.875%, 12/01/2026 (D)	$2,440	$2,095
GSK Consumer Healthcare Capital US LLC
4.000%, 03/24/2052 (D)	2,091	1,700
3.625%, 03/24/2032 (D)	7,984	7,119
3.375%, 03/24/2027 (D)	2,591	2,432
3.375%, 03/24/2029 (D)	2,173	1,974
Hershey
0.900%, 06/01/2025	210	195
Imperial Brands Finance PLC
4.250%, 07/21/2025 (D)	3,165	3,097
3.500%, 02/11/2023 (D)	1,450	1,449
JBS USA LUX/ JBS USA Food/ JBS USA Finance
6.500%, 12/01/2052 (D)	2,020	2,125
3.750%, 12/01/2031 (D)	670	587
3.000%, 02/02/2029 (D)	2,235	1,942
3.000%, 05/15/2032 (D)	2,765	2,285
Keurig Dr Pepper
4.417%, 05/25/2025	91	92
Kimberly-Clark
3.100%, 03/26/2030	200	186
Kraft Heinz Foods
5.000%, 06/04/2042	1,585	1,477
4.875%, 10/01/2049	3,945	3,579
3.000%, 06/01/2026	583	552
Kroger
4.450%, 02/01/2047	275	250
Mondelez International
1.500%, 05/04/2025	1,070	1,001
Mondelez International Holdings Netherlands BV
2.125%, 09/19/2022 (D)	450	450
PepsiCo
3.900%, 07/18/2032	1,730	1,695
2.875%, 10/15/2049	250	195
2.625%, 03/19/2027	80	76
2.250%, 03/19/2025	80	77
1.625%, 05/01/2030	30	25
0.750%, 05/01/2023	820	806
Philip Morris International
2.500%, 11/02/2022	1,250	1,248
2.100%, 05/01/2030	460	370
1.125%, 05/01/2023	410	403
Procter & Gamble
3.100%, 08/15/2023	140	139
3.000%, 03/25/2030	380	358
2.800%, 03/25/2027	130	125
Reckitt Benckiser Treasury Services PLC
2.750%, 06/26/2024 (D)	3,675	3,589
Reynolds American
8.125%, 05/01/2040	1,060	1,148

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
7.250%, 06/15/2037	$745	$766
6.150%, 09/15/2043	480	443
5.850%, 08/15/2045	4,055	3,426
Roche Holdings
2.076%, 12/13/2031 (D)	2,784	2,345
Shire Acquisitions Investments Ireland
2.875%, 09/23/2023	1,955	1,929
Smith & Nephew PLC
2.032%, 10/14/2030	1,245	986
Takeda Pharmaceutical
5.000%, 11/26/2028	980	993
4.400%, 11/26/2023	4,309	4,316
2.050%, 03/31/2030	2,118	1,771
Trustees of the University of Pennsylvania
3.610%, 02/15/2119	43	31
Viterra Finance BV
5.250%, 04/21/2032 (D)	2,460	2,241
4.900%, 04/21/2027 (D)	996	956
3.200%, 04/21/2031 (D)	356	279
Walmart
3.300%, 04/22/2024	175	174
2.375%, 09/24/2029	100	90
1.800%, 09/22/2031	200	168
1.500%, 09/22/2028	290	254

		152,085

Energy — 2.4%
Aker BP
4.000%, 01/15/2031 (D)	924	834
3.750%, 01/15/2030 (D)	540	485
3.100%, 07/15/2031 (D)	2,318	1,950
2.000%, 07/15/2026 (D)	1,991	1,776
Apache
5.100%, 09/01/2040	110	93
4.750%, 04/15/2043	420	331
4.250%, 01/15/2030	20	18
4.250%, 01/15/2044	1,130	836
BP Capital Markets America
3.796%, 09/21/2025	90	90
3.633%, 04/06/2030	480	454
3.119%, 05/04/2026	400	387
3.000%, 02/24/2050	1,890	1,380
2.939%, 06/04/2051	746	535
Cameron LNG LLC
3.302%, 01/15/2035 (D)	1,670	1,418
2.902%, 07/15/2031 (D)	1,530	1,343
Canadian Natural Resources
6.450%, 06/30/2033	200	211
Cheniere Corpus Christi Holdings LLC
3.700%, 11/15/2029	1,846	1,696
Chevron
3.078%, 05/11/2050	950	756

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.954%, 05/16/2026	$1,100	$1,065
2.355%, 12/05/2022	290	290
1.995%, 05/11/2027	290	268
1.554%, 05/11/2025	830	783
Chevron USA
3.850%, 01/15/2028	990	978
ConocoPhillips
6.950%, 04/15/2029	995	1,135
4.150%, 11/15/2034	753	687
Continental Resources/Oklahoma
4.900%, 06/01/2044	810	636
4.500%, 04/15/2023	480	480
4.375%, 01/15/2028	810	763
3.800%, 06/01/2024	770	759
2.268%, 11/15/2026 (D)	3,665	3,231
Coterra Energy
4.375%, 06/01/2024 (D)	80	79
4.375%, 03/15/2029 (D)	1,840	1,767
3.900%, 05/15/2027 (D)	1,740	1,660
Devon Energy
7.875%, 09/30/2031	1,580	1,823
5.850%, 12/15/2025	1,400	1,445
5.600%, 07/15/2041	680	672
5.250%, 10/15/2027	98	99
5.000%, 06/15/2045	1,640	1,511
4.750%, 05/15/2042	567	510
4.500%, 01/15/2030	256	243
Diamondback Energy
4.400%, 03/24/2051	293	249
3.500%, 12/01/2029	1,350	1,225
3.250%, 12/01/2026	380	364
3.125%, 03/24/2031	320	276
Ecopetrol
5.875%, 05/28/2045	3,400	2,346
4.125%, 01/16/2025	167	157
Energy Transfer
6.250%, 04/15/2049	1,390	1,362
6.125%, 12/15/2045	948	913
5.500%, 06/01/2027	620	626
5.400%, 10/01/2047	2,050	1,826
5.350%, 05/15/2045	1,265	1,115
5.300%, 04/01/2044	60	53
5.300%, 04/15/2047	1,760	1,542
5.250%, 04/15/2029	2,085	2,033
5.150%, 03/15/2045	1,604	1,383
5.000%, 05/15/2050	1,505	1,292
4.950%, 05/15/2028	2,766	2,704
4.950%, 06/15/2028	410	403
4.400%, 03/15/2027	372	360
4.000%, 10/01/2027	2,095	1,989
3.750%, 05/15/2030	2,560	2,301
2.900%, 05/15/2025	740	701

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Eni SpA
4.000%, 09/12/2023 (D)	$4,400	$4,385
Enterprise Products Operating LLC
7.550%, 04/15/2038	60	71
6.125%, 10/15/2039	145	154
5.375%, ICE LIBOR USD 3 Month + 2.570%, 02/15/2078 (A)	290	239
5.100%, 02/15/2045	485	463
4.850%, 03/15/2044	60	55
4.800%, 02/01/2049	230	211
4.200%, 01/31/2050	310	263
4.150%, 10/16/2028	1,580	1,549
3.950%, 01/31/2060	300	234
3.700%, 01/31/2051	510	400
3.125%, 07/31/2029	350	316
2.800%, 01/31/2030	1,800	1,584
EOG Resources
4.950%, 04/15/2050	1,730	1,794
4.375%, 04/15/2030	860	859
4.150%, 01/15/2026	270	270
3.900%, 04/01/2035	590	543
EQT
7.000%, 02/01/2030	900	963
Equinor
3.000%, 04/06/2027	1,415	1,353
2.875%, 04/06/2025	3,205	3,118
Exxon Mobil
4.327%, 03/19/2050	730	695
4.227%, 03/19/2040	260	247
4.114%, 03/01/2046	910	838
3.482%, 03/19/2030	730	699
3.452%, 04/15/2051	2,102	1,735
3.043%, 03/01/2026	1,140	1,110
2.992%, 03/19/2025	3,800	3,718
1.571%, 04/15/2023	70	69
Galaxy Pipeline Assets Bidco
2.940%, 09/30/2040 (D)	684	571
2.625%, 03/31/2036 (D)	1,164	979
2.160%, 03/31/2034 (D)	1,612	1,407
1.750%, 09/30/2027 (D)	4,299	4,030
Halliburton
3.800%, 11/15/2025	28	28
Hess
6.000%, 01/15/2040	2,240	2,281
5.600%, 02/15/2041	1,580	1,524
HF Sinclair
5.875%, 04/01/2026 (D)	1,265	1,276
KazMunayGas National JSC
6.375%, 10/24/2048 (D)	470	396
5.750%, 04/19/2047 (D)	1,390	1,142
5.375%, 04/24/2030 (D)	1,720	1,603

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Kinder Morgan
5.550%, 06/01/2045	$500	$486
5.450%, 08/01/2052	2,441	2,372
5.200%, 03/01/2048	1,365	1,269
5.050%, 02/15/2046	260	237
4.300%, 06/01/2025	1,105	1,101
4.300%, 03/01/2028	450	440
3.600%, 02/15/2051	435	324
3.250%, 08/01/2050	1,082	754
Kinder Morgan Energy Partners
5.500%, 03/01/2044	715	668
5.400%, 09/01/2044	40	37
5.000%, 03/01/2043	50	45
Lukoil Capital DAC
3.600%, 10/26/2031 (D)	2,270	1,726
MPLX
5.500%, 02/15/2049	580	552
5.200%, 03/01/2047	320	291
5.200%, 12/01/2047	470	426
4.950%, 03/14/2052	2,390	2,108
4.800%, 02/15/2029	120	117
4.700%, 04/15/2048	1,410	1,203
4.500%, 04/15/2038	810	716
4.000%, 03/15/2028	350	335
Occidental Petroleum
7.875%, 09/15/2031	140	161
7.500%, 05/01/2031	240	270
6.950%, 07/01/2024	3,107	3,243
5.550%, 03/15/2026	2,180	2,233
4.625%, 06/15/2045 (E)	400	354
4.500%, 07/15/2044	1,000	865
4.400%, 04/15/2046	200	173
4.200%, 03/15/2048	390	328
4.100%, 02/15/2047 (E)	1,040	866
3.400%, 04/15/2026	100	96
3.200%, 08/15/2026 (E)	1,740	1,644
3.000%, 02/15/2027	510	468
Ovintiv
7.375%, 11/01/2031	527	574
Pertamina Persero
6.000%, 05/03/2042 (D)	1,220	1,221
Petrobras Global Finance
6.850%, 06/05/2115	1,090	950
6.250%, 03/17/2024	1,930	1,968
Petroleos del Peru
4.750%, 06/19/2032 (D)	4,690	3,738
Petroleos Mexicanos
7.690%, 01/23/2050	1,840	1,268
6.950%, 01/28/2060	210	132
6.625%, 06/15/2035	2,202	1,580
5.625%, 01/23/2046	1,650	975
2.460%, 12/15/2025	1,096	1,065

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.378%, 04/15/2025	$522	$511
Petroleos Mexicanos MTN
6.875%, 08/04/2026	90	84
6.750%, 09/21/2047	4,865	3,068
Phillips 66
1.300%, 02/15/2026	925	837
Pioneer Natural Resources
2.150%, 01/15/2031	3,109	2,559
1.900%, 08/15/2030	1,989	1,621
1.125%, 01/15/2026	180	161
Plains All American Pipeline/PAA Finance
3.550%, 12/15/2029	895	783
Reliance Industries
3.625%, 01/12/2052 (D)	6,080	4,588
2.875%, 01/12/2032 (D)	1,280	1,085
Rockies Express Pipeline LLC
6.875%, 04/15/2040 (D)	1,270	1,057
4.950%, 07/15/2029 (D)	3,655	3,297
Ruby Pipeline
8.000%, 04/01/2022 (D)(E)(F)(G)	1,727	1,442
Sabine Pass Liquefaction LLC
5.750%, 05/15/2024	1,680	1,704
5.000%, 03/15/2027	3,145	3,134
4.500%, 05/15/2030	2,325	2,226
Saudi Arabian Oil
1.625%, 11/24/2025 (D)	1,810	1,677
1.250%, 11/24/2023 (D)	840	812
Schlumberger Holdings
4.000%, 12/21/2025 (D)	660	650
3.900%, 05/17/2028 (D)	857	818
Schlumberger Investment
3.650%, 12/01/2023	100	100
Shell International Finance BV
6.375%, 12/15/2038	660	768
4.550%, 08/12/2043	490	469
4.375%, 05/11/2045	990	925
4.125%, 05/11/2035	2,445	2,321
4.000%, 05/10/2046	1,410	1,256
3.750%, 09/12/2046	100	86
3.250%, 04/06/2050	930	737
2.750%, 04/06/2030	660	593
Sinopec Group Overseas Development 2014
4.375%, 04/10/2024 (D)	1,020	1,026
Spectra Energy Partners
3.375%, 10/15/2026	140	133
Targa Resources
6.250%, 07/01/2052	918	945
5.200%, 07/01/2027	1,530	1,526
Targa Resources Partners
5.500%, 03/01/2030	441	431
4.875%, 02/01/2031	1,762	1,633
4.000%, 01/15/2032	504	441

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Tennessee Gas Pipeline LLC
8.375%, 06/15/2032	$2,200	$2,583
2.900%, 03/01/2030 (D)	3,395	2,917
TransCanada PipeLines
4.625%, 03/01/2034	2,415	2,302
Transcontinental Gas Pipe Line LLC
7.850%, 02/01/2026	1,820	1,988
Western Midstream Operating
3.555%, ICE LIBOR USD 3 Month + 1.100%, 01/13/2023 (A)	220	219
3.350%, 02/01/2025	330	311
Williams
8.750%, 03/15/2032	1,284	1,587
7.750%, 06/15/2031	339	390
7.500%, 01/15/2031	9	10
5.750%, 06/24/2044	400	404
5.100%, 09/15/2045	670	624
4.900%, 01/15/2045	450	404
3.750%, 06/15/2027	410	396

		202,887

Financials — 11.2%
ABN AMRO Bank
2.470%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.100%, 12/13/2029 (A)(D)	2,000	1,672
Aegon
3.101%, USD ICE Swap 11:00 NY 10 Yr + 0.100%(A)(H)	2,180	1,761
Ally Financial
1.450%, 10/02/2023	1,235	1,198
American Campus Communities Operating Partnership
3.750%, 04/15/2023	2,255	2,257
American Express
4.420%, U.S. SOFR + 1.760%, 08/03/2033 (A)	2,360	2,276
4.050%, 05/03/2029	950	921
4.050%, 12/03/2042	70	64
3.950%, 08/01/2025	1,440	1,427
3.400%, 02/27/2023	285	285
3.375%, 05/03/2024	4,500	4,449
2.550%, 03/04/2027	2,510	2,331
2.500%, 07/30/2024	3,000	2,918
American International Group
3.900%, 04/01/2026	565	556
3.875%, 01/15/2035	315	286
2.500%, 06/30/2025	410	391
Antares Holdings
3.750%, 07/15/2027 (D)	1,914	1,601
Aon / Aon Global Holdings PLC
3.900%, 02/28/2052	2,480	2,057

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Apollo Management Holdings
4.400%, 05/27/2026 (D)	$1,015	$989
Ares Capital
3.200%, 11/15/2031	721	562
Athene Global Funding
3.205%, 03/08/2027 (D)	5,212	4,736
2.996%, SOFRINDX + 0.700%, 05/24/2024 (A)(D)	2,425	2,376
2.950%, 11/12/2026 (D)	3,910	3,550
2.717%, 01/07/2029 (D)	1,245	1,056
2.514%, 03/08/2024 (D)	3,070	2,968
2.500%, 03/24/2028 (D)	2,625	2,248
1.985%, 08/19/2028 (D)	4,510	3,740
1.730%, 10/02/2026 (D)	3,391	2,955
Athene Global Funding MTN
2.646%, 10/04/2031 (D)	2,476	1,959
Athene Holding
4.125%, 01/12/2028	1,140	1,069
Avolon Holdings Funding
3.950%, 07/01/2024 (D)	535	511
3.250%, 02/15/2027 (D)	400	346
2.875%, 02/15/2025 (D)	1,420	1,302
2.528%, 11/18/2027 (D)	1,073	876
Bain Capital Specialty Finance
2.550%, 10/13/2026	156	132
Banco Santander
5.294%, 08/18/2027	3,400	3,328
5.147%, 08/18/2025	5,400	5,374
4.175%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.000%, 03/24/2028 (A)	200	188
3.848%, 04/12/2023	1,200	1,198
3.543%, ICE LIBOR USD 3 Month + 1.120%, 04/12/2023 (A)	400	400
3.225%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.600%, 11/22/2032 (A)	1,200	917
2.749%, 12/03/2030	550	427
2.746%, 05/28/2025	2,200	2,069
1.722%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.900%, 09/14/2027 (A)	2,655	2,285
Bank of America
5.015%, U.S. SOFR + 2.160%, 07/22/2033 (A)	1,734	1,718
4.948%, U.S. SOFR + 2.040%, 07/22/2028 (A)	4,324	4,320
4.827%, U.S. SOFR + 1.750%, 07/22/2026 (A)	4,324	4,332
4.571%, U.S. SOFR + 1.830%, 04/27/2033 (A)	4,720	4,506

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.419%, ICE LIBOR USD 3 Month + 1.040%, 12/20/2028 (A)	$5,822	$5,393
3.366%, ICE LIBOR USD 3 Month + 0.810%, 01/23/2026 (A)	1,660	1,605
3.004%, ICE LIBOR USD 3 Month + 0.790%, 12/20/2023 (A)	5,341	5,321
2.972%, U.S. SOFR + 1.330%, 02/04/2033 (A)	2,665	2,239
2.687%, U.S. SOFR + 1.320%, 04/22/2032 (A)	8,646	7,167
2.651%, U.S. SOFR + 1.220%, 03/11/2032 (A)	3,125	2,591
2.592%, U.S. SOFR + 2.150%, 04/29/2031 (A)	4,720	3,982
2.572%, U.S. SOFR + 1.210%, 10/20/2032 (A)	9,010	7,364
1.734%, U.S. SOFR + 0.960%, 07/22/2027 (A)	14,614	12,968
1.658%, U.S. SOFR + 0.910%, 03/11/2027 (A)	15,357	13,762
Bank of America MTN
5.000%, 01/21/2044	1,800	1,748
4.450%, 03/03/2026	2,660	2,649
4.376%, U.S. SOFR + 1.580%, 04/27/2028 (A)	2,060	2,008
4.271%, ICE LIBOR USD 3 Month + 1.310%, 07/23/2029 (A)	625	598
4.250%, 10/22/2026	130	128
4.200%, 08/26/2024	2,720	2,716
4.083%, ICE LIBOR USD 3 Month + 3.150%, 03/20/2051 (A)	2,510	2,152
4.000%, 04/01/2024	2,110	2,113
4.000%, 01/22/2025	2,570	2,549
3.974%, ICE LIBOR USD 3 Month + 1.210%, 02/07/2030 (A)	2,255	2,116
3.970%, ICE LIBOR USD 3 Month + 1.070%, 03/05/2029 (A)	1,780	1,685
3.864%, ICE LIBOR USD 3 Month + 0.940%, 07/23/2024 (A)	1,225	1,218
3.593%, ICE LIBOR USD 3 Month + 1.370%, 07/21/2028 (A)	710	668
3.550%, ICE LIBOR USD 3 Month + 0.780%, 03/05/2024 (A)	1,310	1,305
3.500%, 04/19/2026	1,210	1,178
3.384%, U.S. SOFR + 1.330%, 04/02/2026 (A)	7,004	6,759
3.300%, 01/11/2023	1,181	1,180
3.194%, ICE LIBOR USD 3 Month + 1.180%, 07/23/2030 (A)	1,170	1,041
2.884%, ICE LIBOR USD 3 Month + 1.190%, 10/22/2030 (A)	480	417

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.087%, U.S. SOFR + 1.060%, 06/14/2029 (A)	$13,085	$11,124
1.530%, U.S. SOFR + 0.650%, 12/06/2025 (A)	5,332	4,976
1.319%, U.S. SOFR + 1.150%, 06/19/2026 (A)	60	55
1.197%, U.S. SOFR + 1.010%, 10/24/2026 (A)	385	344
Bank of Montreal MTN
2.550%, 11/06/2022	200	200
1.850%, 05/01/2025 (E)	1,360	1,282
Bank of New York Mellon MTN
4.596%, U.S. SOFR + 1.755%, 07/26/2030 (A)	1,415	1,414
4.289%, U.S. SOFR + 1.418%, 06/13/2033 (A)	3,793	3,701
3.650%, 02/04/2024	150	150
3.250%, 09/11/2024	270	268
3.250%, 05/16/2027	270	261
1.600%, 04/24/2025	410	386
Bank of Nova Scotia
4.900%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.551%(A)(H)	1,385	1,312
4.588%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.050%, 05/04/2037 (A)	710	642
3.450%, 04/11/2025	1,950	1,906
1.300%, 06/11/2025	760	703
Barclays PLC
4.375%, 01/12/2026	4,430	4,342
Barclays PLC MTN
4.972%, ICE LIBOR USD 3 Month + 1.902%, 05/16/2029 (A)	1,070	1,021
Berkshire Hathaway Finance
4.250%, 01/15/2049	1,260	1,187
3.850%, 03/15/2052	2,395	2,066
Blackstone Private Credit Fund
4.000%, 01/15/2029	2,391	2,061
3.250%, 03/15/2027	1,545	1,326
Blackstone Secured Lending Fund
3.625%, 01/15/2026	1,255	1,177
BNP Paribas
5.198%, ICE LIBOR USD 3 Month + 2.567%, 01/10/2030 (A)(D)	1,220	1,191
4.705%, ICE LIBOR USD 3 Month + 2.235%, 01/10/2025 (A)(D)	1,450	1,446
4.400%, 08/14/2028 (D)	1,420	1,351
3.375%, 01/09/2025 (D)	420	407
2.871%, U.S. SOFR + 1.387%, 04/19/2032 (A)(D)	2,350	1,904

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.219%, U.S. SOFR + 2.074%, 06/09/2026 (A)(D)	$950	$876
BNP Paribas MTN
4.375%, USD Swap Semi 30/360 5 Yr Curr + 1.483%, 03/01/2033 (A)(D)	380	346
BPCE
5.150%, 07/21/2024 (D)	1,550	1,542
Brighthouse Financial
4.700%, 06/22/2047	4	3
3.850%, 12/22/2051	742	511
Brighthouse Financial Global Funding MTN
1.000%, 04/12/2024 (D)	2,965	2,797
Canadian Imperial Bank of Commerce
0.950%, 06/23/2023	750	732
Cantor Fitzgerald
4.500%, 04/14/2027 (D)	2,295	2,183
Capital One Financial
1.343%, U.S. SOFR + 0.690%, 12/06/2024 (A)	3,760	3,606
Cboe Global Markets
3.000%, 03/16/2032	2,520	2,233
Charles Schwab
2.900%, 03/03/2032	3,760	3,314
Chubb INA Holdings
3.350%, 05/03/2026	420	411
CI Financial
4.100%, 06/15/2051	2,015	1,320
3.200%, 12/17/2030	2,610	1,987
Citadel
4.875%, 01/15/2027 (D)	1,240	1,187
Citigroup
8.125%, 07/15/2039	3,046	3,977
5.500%, 09/13/2025	1,370	1,405
5.300%, 05/06/2044	255	248
4.910%, U.S. SOFR + 2.086%, 05/24/2033 (A)	5,246	5,132
4.750%, 05/18/2046	150	135
4.658%, U.S. SOFR + 1.887%, 05/24/2028 (A)	2,498	2,463
4.650%, 07/30/2045	1,140	1,046
4.650%, 07/23/2048	280	264
4.600%, 03/09/2026	2,785	2,778
4.450%, 09/29/2027	1,380	1,345
4.412%, U.S. SOFR + 3.914%, 03/31/2031 (A)	2,020	1,928
4.400%, 06/10/2025	2,040	2,031
4.300%, 11/20/2026	590	582
4.125%, 07/25/2028	260	248
3.887%, ICE LIBOR USD 3 Month + 1.563%, 01/10/2028 (A)	545	522
3.785%, U.S. SOFR + 1.939%, 03/17/2033 (A)	1,780	1,600

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.500%, 05/15/2023	$930	$926
3.352%, ICE LIBOR USD 3 Month + 0.897%, 04/24/2025 (A)	3,600	3,528
3.200%, 10/21/2026	565	540
3.106%, U.S. SOFR + 2.842%, 04/08/2026 (A)	560	538
3.070%, U.S. SOFR + 1.280%, 02/24/2028 (A)	1,235	1,142
3.057%, U.S. SOFR + 1.351%, 01/25/2033 (A)	8,305	7,027
2.976%, U.S. SOFR + 1.422%, 11/05/2030 (A)	2,575	2,244
2.572%, U.S. SOFR + 2.107%, 06/03/2031 (A)	13,320	11,129
2.561%, U.S. SOFR + 1.167%, 05/01/2032 (A)	1,265	1,035
2.520%, U.S. SOFR + 1.177%, 11/03/2032 (A)	910	735
1.678%, U.S. SOFR + 1.667%, 05/15/2024 (A)	800	786
Citizens Bank
4.575%, U.S. SOFR + 2.000%, 08/09/2028 (A)	2,416	2,389
Cooperatieve Rabobank UA
4.375%, 08/04/2025	1,580	1,554
3.758%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.420%, 04/06/2033 (A)(D)	6,109	5,423
3.649%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.220%, 04/06/2028 (A)(D)	5,201	4,889
Credit Agricole SA/London MTN
1.907%, U.S. SOFR + 1.676%, 06/16/2026 (A)(D)	630	578
Credit Suisse AG/New York NY
2.950%, 04/09/2025	790	749
1.000%, 05/05/2023	4,510	4,413
Credit Suisse AG/New York NY MTN
3.625%, 09/09/2024	1,360	1,327
Credit Suisse Group
6.537%, U.S. SOFR + 3.920%, 08/12/2033 (A)(D)	6,275	5,992
6.442%, U.S. SOFR + 3.700%, 08/11/2028 (A)(D)	895	877
4.194%, U.S. SOFR + 3.730%, 04/01/2031 (A)(D)	1,490	1,252
3.750%, 03/26/2025	250	239
3.091%, U.S. SOFR + 1.730%, 05/14/2032 (A)(D)	5,475	4,138
2.193%, U.S. SOFR + 2.044%, 06/05/2026 (A)(D)	985	880

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
1.305%, U.S. SOFR + 0.980%, 02/02/2027 (A)(D)	$6,030	$5,074
Credit Suisse NY
5.000%, 07/09/2027	600	584
Danske Bank
5.375%, 01/12/2024 (D)	940	947
3.244%, ICE LIBOR USD 3 Month + 1.591%, 12/20/2025 (A)(D)	1,320	1,259
1.226%, 06/22/2024 (D)	550	516
Deutsche Bank NY
3.742%, U.S. SOFR + 2.257%, 01/07/2033 (A)	4,031	2,864
Discover Bank
4.200%, 08/08/2023	1,130	1,131
DNB Bank
1.605%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.680%, 03/30/2028 (A)(D)	3,800	3,288
Enstar Group
3.100%, 09/01/2031	1,887	1,421
Equitable Holdings
3.900%, 04/20/2023	910	911
F&G Global Funding
2.000%, 09/20/2028 (D)	1,582	1,322
1.750%, 06/30/2026 (D)	1,580	1,409
Farmers Exchange Capital
7.200%, 07/15/2048 (D)	1,788	2,027
Farmers Exchange Capital II
6.151%, ICE LIBOR USD 3 Month + 3.744%, 11/01/2053 (A)(D)	4,120	4,191
GA Global Funding Trust
0.800%, 09/13/2024 (D)	2,702	2,486
Goldman Sachs Capital II
4.000%, ICE LIBOR USD 3 Month + 0.768%(A)(H)	435	340
Goldman Sachs Group
6.750%, 10/01/2037	1,629	1,806
6.250%, 02/01/2041	1,290	1,444
5.150%, 05/22/2045	1,870	1,780
4.750%, 10/21/2045	400	377
4.387%, U.S. SOFR + 1.510%, 06/15/2027 (A)	2,610	2,562
4.250%, 10/21/2025	1,090	1,075
4.223%, ICE LIBOR USD 3 Month + 1.301%, 05/01/2029 (A)	500	478
3.750%, 05/22/2025	500	491
3.691%, ICE LIBOR USD 3 Month + 1.510%, 06/05/2028 (A)	640	605
3.625%, 01/22/2023	508	508
3.615%, U.S. SOFR + 1.846%, 03/15/2028 (A)	310	293
3.500%, 01/23/2025	150	147

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.500%, 04/01/2025	$870	$851
3.500%, 11/16/2026	2,420	2,325
3.272%, ICE LIBOR USD 3 Month + 1.201%, 09/29/2025 (A)	5,770	5,620
3.210%, U.S. SOFR + 1.513%, 04/22/2042 (A)	120	92
3.200%, 02/23/2023	2,290	2,286
3.102%, U.S. SOFR + 1.410%, 02/24/2033 (A)	1,560	1,327
2.908%, U.S. SOFR + 1.472%, 07/21/2042 (A)	280	204
2.650%, U.S. SOFR + 1.264%, 10/21/2032 (A)	11,925	9,791
2.600%, 02/07/2030	330	283
2.383%, U.S. SOFR + 1.248%, 07/21/2032 (A)	6,635	5,371
1.948%, U.S. SOFR + 0.913%, 10/21/2027 (A)	1,860	1,652
1.757%, U.S. SOFR + 0.730%, 01/24/2025 (A)	3,150	3,027
1.542%, U.S. SOFR + 0.818%, 09/10/2027 (A)	10,060	8,845
1.431%, U.S. SOFR + 0.798%, 03/09/2027 (A)	9,675	8,608
1.217%, 12/06/2023	6,265	6,049
0.925%, U.S. SOFR + 0.486%, 10/21/2024 (A)	8,057	7,712
0.657%, U.S. SOFR + 0.505%, 09/10/2024 (A)	3,758	3,604
Guardian Life Global Funding
1.100%, 06/23/2025 (D)	290	265
HSBC Bank PLC
7.650%, 05/01/2025	796	845
HSBC Bank USA
7.000%, 01/15/2039	510	592
HSBC Holdings PLC
5.402%, U.S. SOFR + 2.870%, 08/11/2033 (A)	1,514	1,441
5.210%, U.S. SOFR + 2.610%, 08/11/2028 (A)	2,368	2,311
4.950%, 03/31/2030	200	194
4.755%, U.S. SOFR + 2.110%, 06/09/2028 (A)	660	636
4.583%, ICE LIBOR USD 3 Month + 1.535%, 06/19/2029 (A)	2,515	2,366
4.300%, 03/08/2026	5,405	5,341
4.250%, 03/14/2024	1,190	1,186
4.250%, 08/18/2025	960	945
4.041%, ICE LIBOR USD 3 Month + 1.546%, 03/13/2028 (A)	830	781
3.973%, ICE LIBOR USD 3 Month + 1.610%, 05/22/2030 (A)	970	876

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.999%, U.S. SOFR + 1.430%, 03/10/2026 (A)	$675	$640
2.871%, U.S. SOFR + 1.410%, 11/22/2032 (A)	2,585	2,054
2.804%, U.S. SOFR + 1.187%, 05/24/2032 (A)	1,285	1,019
2.206%, U.S. SOFR + 1.285%, 08/17/2029 (A)	3,735	3,091
2.099%, U.S. SOFR + 1.929%, 06/04/2026 (A)	4,845	4,465
2.013%, U.S. SOFR + 1.732%, 09/22/2028 (A)	3,325	2,811
1.645%, U.S. SOFR + 1.538%, 04/18/2026 (A)	290	264
1.589%, U.S. SOFR + 1.290%, 05/24/2027 (A)	3,320	2,892
Huntington Bancshares
4.443%, U.S. SOFR + 1.970%, 08/04/2028 (A)	1,570	1,534
ING Bank
5.800%, 09/25/2023 (D)	202	204
Intercontinental Exchange
4.950%, 06/15/2052	270	263
4.600%, 03/15/2033	2,130	2,109
1.850%, 09/15/2032	3,890	3,065
Intesa Sanpaolo
3.375%, 01/12/2023 (D)	490	487
Intesa Sanpaolo MTN
5.710%, 01/15/2026 (D)	1,260	1,182
5.017%, 06/26/2024 (D)	870	833
Jackson Financial
5.670%, 06/08/2032 (E)	1,519	1,475
5.170%, 06/08/2027	1,102	1,088
3.125%, 11/23/2031 (D)	2,780	2,227
JPMorgan Chase
8.750%, 09/01/2030	1,725	2,083
6.400%, 05/15/2038	385	439
4.950%, 06/01/2045	300	287
4.912%, U.S. SOFR + 2.080%, 07/25/2033 (A)	1,570	1,553
4.851%, U.S. SOFR + 1.990%, 07/25/2028 (A)	3,137	3,131
4.565%, U.S. SOFR + 1.750%, 06/14/2030 (A)	1,898	1,841
4.452%, ICE LIBOR USD 3 Month + 1.330%, 12/05/2029 (A)	740	713
4.250%, 10/01/2027	2,590	2,563
4.203%, ICE LIBOR USD 3 Month + 1.260%, 07/23/2029 (A)	940	901
4.125%, 12/15/2026	2,420	2,390
4.023%, ICE LIBOR USD 3 Month + 1.000%, 12/05/2024 (A)	2,220	2,210

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.882%, ICE LIBOR USD 3 Month + 1.360%, 07/24/2038 (A)	$215	$189
3.875%, 09/10/2024	440	438
3.625%, 05/13/2024	1,490	1,486
3.625%, 12/01/2027	1,000	955
3.332%, ICE LIBOR USD 3 Month + 0.550%, 02/01/2027 (A)	2,740	2,546
3.109%, U.S. SOFR + 2.440%, 04/22/2051 (A)	210	152
2.963%, U.S. SOFR + 1.260%, 01/25/2033 (A)	1,670	1,418
2.956%, U.S. SOFR + 2.515%, 05/13/2031 (A)	2,570	2,203
2.947%, U.S. SOFR + 1.170%, 02/24/2028 (A)	1,470	1,364
2.739%, U.S. SOFR + 1.510%, 10/15/2030 (A)	1,640	1,420
2.580%, U.S. SOFR + 1.250%, 04/22/2032 (A)	3,012	2,488
2.545%, U.S. SOFR + 1.180%, 11/08/2032 (A)	6,845	5,628
2.522%, U.S. SOFR + 2.040%, 04/22/2031 (A)	1,960	1,658
2.301%, U.S. SOFR + 1.160%, 10/15/2025 (A)	470	449
2.182%, U.S. SOFR + 1.890%, 06/01/2028 (A)	2,301	2,045
2.083%, U.S. SOFR + 1.850%, 04/22/2026 (A)	1,280	1,197
2.069%, U.S. SOFR + 1.015%, 06/01/2029 (A)	2,525	2,158
2.005%, TSFR3M + 1.585%, 03/13/2026 (A)	75	70
1.953%, U.S. SOFR + 1.065%, 02/04/2032 (A)	3,645	2,890
1.578%, U.S. SOFR + 0.885%, 04/22/2027 (A)	10,045	8,963
1.561%, U.S. SOFR + 0.605%, 12/10/2025 (A)	10,992	10,264
1.514%, U.S. SOFR + 1.455%, 06/01/2024 (A)	2,130	2,084
1.470%, U.S. SOFR + 0.765%, 09/22/2027 (A)	10,117	8,860
1.045%, U.S. SOFR + 0.800%, 11/19/2026 (A)	5,857	5,204
1.040%, TSFR3M + 0.695%, 02/04/2027 (A)	7,512	6,614
0.969%, TSFR3M + 0.580%, 06/23/2025 (A)	8,540	8,002
KKR Group Finance II LLC
5.500%, 02/01/2043 (D)	120	118

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
KKR Group Finance III LLC
5.125%, 06/01/2044 (D)	$1,005	$948
KKR Group Finance XII LLC
4.850%, 05/17/2032 (D)	918	895
Lehman Brothers Holdings
6.500%, 12/31/2049 (F)	4,040	–
Lehman Brothers Holdings MTN
6.750%, 12/31/2049 (F)	10,370	–
Lehman Brothers Holdings Capital Trust VII MTN
5.857%, ICE LIBOR USD 3 Month + 0.840%(A)(F)(H)	20,630	–
Liberty Mutual Group
5.500%, 06/15/2052 (D)	1,137	1,110
Lloyds Bank PLC
3.500%, 05/14/2025	100	98
Lloyds Banking Group PLC
4.976%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.300%, 08/11/2033 (A)	4,502	4,276
4.716%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.750%, 08/11/2026 (A)	3,156	3,114
4.375%, 03/22/2028	1,180	1,140
3.870%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 3.500%, 07/09/2025 (A)	530	519
3.750%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.800%, 03/18/2028 (A)	2,160	2,040
2.907%, ICE LIBOR USD 3 Month + 0.810%, 11/07/2023 (A)	4,770	4,756
1.627%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.850%, 05/11/2027 (A)	3,000	2,650
Macquarie Bank
3.624%, 06/03/2030 (D)	765	660
Macquarie Group
4.442%, U.S. SOFR + 2.405%, 06/21/2033 (A)(D)	1,085	985
1.340%, U.S. SOFR + 1.069%, 01/12/2027 (A)(D)	2,395	2,096
Macquarie Group MTN
5.033%, ICE LIBOR USD 3 Month + 1.750%, 01/15/2030 (A)(D)	635	623
2.871%, U.S. SOFR + 1.532%, 01/14/2033 (A)(D)	3,815	3,058
MassMutual Global Funding II
2.500%, 10/17/2022 (D)	261	261
MassMutual Global Funding II MTN
0.850%, 06/09/2023 (D)	2,220	2,171

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Mercury General
4.400%, 03/15/2027	$1,720	$1,655
MetLife
6.400%, 12/15/2036	1,400	1,435
Metropolitan Life Global Funding I
3.450%, 12/18/2026 (D)	4,445	4,260
0.900%, 06/08/2023 (D)	1,540	1,503
Metropolitan Life Global Funding I MTN
3.300%, 03/21/2029 (D)	2,460	2,266
Mitsubishi UFJ Financial Group
5.133%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.125%, 07/20/2033 (A)	1,616	1,622
5.017%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.950%, 07/20/2028 (A)	2,281	2,292
4.080%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.300%, 04/19/2028 (A)	720	697
3.837%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.125%, 04/17/2026 (A)(E)	700	684
2.494%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.970%, 10/13/2032 (A)	688	560
2.341%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.830%, 01/19/2028 (A)	1,202	1,079
2.309%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.950%, 07/20/2032 (A)	1,908	1,535
Moody's
4.250%, 08/08/2032	552	534
Morgan Stanley
3.737%, ICE LIBOR USD 3 Month + 0.847%, 04/24/2024 (A)	1,810	1,802
2.484%, U.S. SOFR + 1.360%, 09/16/2036 (A)	1,860	1,432
1.593%, U.S. SOFR + 0.879%, 05/04/2027 (A)	4,680	4,171
0.985%, U.S. SOFR + 0.720%, 12/10/2026 (A)	3,820	3,383
0.790%, U.S. SOFR + 0.525%, 05/30/2025 (A)	4,840	4,524
Morgan Stanley MTN
4.431%, ICE LIBOR USD 3 Month + 1.628%, 01/23/2030 (A)	725	706
4.350%, 09/08/2026	235	232
4.100%, 05/22/2023	110	110
4.000%, 07/23/2025	580	576
3.772%, ICE LIBOR USD 3 Month + 1.140%, 01/24/2029 (A)	280	264

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.622%, U.S. SOFR + 3.120%, 04/01/2031 (A)	$5,705	$5,227
3.591%, ICE LIBOR USD 3 Month + 1.340%, 07/22/2028 (A)	270	255
2.720%, U.S. SOFR + 1.152%, 07/22/2025 (A)	370	357
2.699%, U.S. SOFR + 1.143%, 01/22/2031 (A)	10	9
2.511%, U.S. SOFR + 1.200%, 10/20/2032 (A)	3,930	3,218
2.475%, U.S. SOFR + 1.000%, 01/21/2028 (A)	746	678
2.239%, U.S. SOFR + 1.178%, 07/21/2032 (A)	8,485	6,835
2.188%, U.S. SOFR + 1.990%, 04/28/2026 (A)	2,020	1,897
1.512%, U.S. SOFR + 0.858%, 07/20/2027 (A)	12,772	11,310
1.164%, U.S. SOFR + 0.560%, 10/21/2025 (A)	1,770	1,643
0.864%, U.S. SOFR + 0.745%, 10/21/2025 (A)	1,493	1,379
0.791%, U.S. SOFR + 0.509%, 01/22/2025 (A)	4,789	4,542
Morgan Stanley Direct Lending Fund
4.500%, 02/11/2027	628	578
National Securities Clearing
1.500%, 04/23/2025 (D)	510	478
1.200%, 04/23/2023 (D)	620	611
Nationwide Building Society
4.363%, ICE LIBOR USD 3 Month + 1.392%, 08/01/2024 (A)(D)	5,240	5,201
3.766%, ICE LIBOR USD 3 Month + 1.064%, 03/08/2024 (A)(D)	1,735	1,727
Nationwide Building Society MTN
2.972%, U.S. SOFR + 1.290%, 02/16/2028 (A)(D)	2,565	2,310
Nationwide Mutual Insurance
4.119%, ICE LIBOR USD 3 Month + 2.290%, 12/15/2024 (A)(D)	4,407	4,408
Natwest Group PLC
4.519%, ICE LIBOR USD 3 Month + 1.550%, 06/25/2024 (A)	820	815
4.269%, ICE LIBOR USD 3 Month + 1.762%, 03/22/2025 (A)	4,630	4,577
1.642%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.900%, 06/14/2027 (A)	1,640	1,436
New York Life Global Funding
0.950%, 06/24/2025 (D)	550	503
New York Life Insurance
3.750%, 05/15/2050 (D)	1,870	1,556

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Nomura Holdings
2.648%, 01/16/2025	$1,430	$1,362
Nordea Bank ABP
1.000%, 06/09/2023 (D)	1,370	1,340
Northwestern Mutual Life Insurance
3.625%, 09/30/2059 (D)	2,966	2,264
Ohio National Financial Services
6.050%, 01/24/2030 (D)	1,775	1,693
Owl Rock Capital
3.400%, 07/15/2026	2,008	1,796
Owl Rock Capital III
3.125%, 04/13/2027 (D)	1,020	856
Park Aerospace Holdings
5.500%, 02/15/2024 (D)	238	235
4.500%, 03/15/2023 (D)	4,470	4,444
PNC Bank
3.875%, 04/10/2025	910	900
PNC Financial Services Group
3.500%, 01/23/2024	255	254
Principal Life Global Funding II
2.250%, 11/21/2024 (D)	2,940	2,803
1.250%, 06/23/2025 (D)	270	247
Prospect Capital
3.706%, 01/22/2026	1,005	904
Raymond James Financial
4.950%, 07/15/2046	1,525	1,487
Royal Bank of Canada
2.438%, N/A + 0.250%, 06/29/2085 (A)	860	688
Royal Bank of Canada MTN
2.250%, 11/01/2024	170	163
1.600%, 04/17/2023	1,170	1,156
1.150%, 06/10/2025	730	672
S&P Global
4.750%, 08/01/2028 (D)	1,000	1,024
Santander Holdings USA
3.450%, 06/02/2025	1,150	1,099
Santander UK Group Holdings PLC
4.796%, ICE LIBOR USD 3 Month + 1.570%, 11/15/2024 (A)	4,580	4,563
2.896%, U.S. SOFR + 1.475%, 03/15/2032 (A)	350	281
2.469%, U.S. SOFR + 1.220%, 01/11/2028 (A)	705	618
1.673%, U.S. SOFR + 0.989%, 06/14/2027 (A)	1,885	1,630
1.532%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.250%, 08/21/2026 (A)	1,140	1,019
1.089%, U.S. SOFR + 0.787%, 03/15/2025 (A)	4,785	4,477

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
SBL Holdings
5.000%, 02/18/2031 (D)	$2,598	$2,078
Scentre Group Trust 1/ Scentre Group Trust 2
3.625%, 01/28/2026 (D)	1,675	1,602
Societe Generale
3.625%, 03/01/2041 (D)	1,370	906
Societe Generale MTN
2.625%, 01/22/2025 (D)	1,345	1,267
Standard Chartered PLC
5.700%, 03/26/2044 (D)	427	397
5.200%, 01/26/2024 (D)	410	411
State Street
3.300%, 12/16/2024	310	307
Stewart Information Services
3.600%, 11/15/2031	1,012	834
Swedbank
1.300%, 06/02/2023 (D)	930	910
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (D)	148	174
4.900%, 09/15/2044 (D)	600	581
4.270%, 05/15/2047 (D)	175	158
3.300%, 05/15/2050 (D)	2,360	1,795
Toronto-Dominion Bank MTN
4.456%, 06/08/2032	4,460	4,372
2.800%, 03/10/2027	3,445	3,229
1.150%, 06/12/2025	730	672
0.750%, 06/12/2023	1,430	1,397
Travelers
4.600%, 08/01/2043	50	48
Truist Bank
3.800%, 10/30/2026	250	244
Truist Financial MTN
4.260%, U.S. SOFR + 1.456%, 07/28/2026 (A)	5,800	5,787
4.123%, U.S. SOFR + 1.368%, 06/06/2028 (A)	2,672	2,619
Trust Fibra Uno
6.390%, 01/15/2050 (D)	956	777
UBS MTN
4.500%, 06/26/2048 (D)	1,540	1,425
UBS Group
4.751%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.750%, 05/12/2028 (A)(D)	660	647
4.703%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.050%, 08/05/2027 (A)(D)	5,399	5,299
4.490%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.600%, 08/05/2025 (A)(D)	2,605	2,596

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.488%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.550%, 05/12/2026 (A)(D)	$520	$515
4.253%, 03/23/2028 (D)	1,490	1,430
4.125%, 09/24/2025 (D)	1,010	999
2.746%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.100%, 02/11/2033 (A)(D)	400	321
US Bancorp
4.967%, U.S. SOFR + 2.110%, 07/22/2033 (A)	1,395	1,375
1.450%, 05/12/2025	1,610	1,508
US Bancorp MTN
3.600%, 09/11/2024	160	160
Validus Holdings
8.875%, 01/26/2040	1,460	1,913
WEA Finance LLC / Westfield UK & Europe Finance PLC
3.750%, 09/17/2024 (D)	1,370	1,314
Wells Fargo
7.950%, 11/15/2029	925	1,072
5.606%, 01/15/2044	700	708
5.375%, 11/02/2043	220	219
4.480%, 01/16/2024	392	395
3.000%, 10/23/2026	1,640	1,549
2.188%, U.S. SOFR + 2.000%, 04/30/2026 (A)	9,725	9,103
Wells Fargo MTN
5.013%, U.S. SOFR + 4.502%, 04/04/2051 (A)	9,875	9,645
4.900%, 11/17/2045	1,310	1,210
4.897%, U.S. SOFR + 2.100%, 07/25/2033 (A)	4,276	4,207
4.808%, U.S. SOFR + 1.980%, 07/25/2028 (A)	1,570	1,558
4.750%, 12/07/2046	2,365	2,159
4.650%, 11/04/2044	560	505
4.478%, U.S. SOFR + 4.032%, 04/04/2031 (A)	7,175	6,900
4.400%, 06/14/2046	220	193
4.300%, 07/22/2027	1,180	1,161
4.150%, 01/24/2029	1,450	1,406
3.908%, U.S. SOFR + 1.320%, 04/25/2026 (A)	2,981	2,921
3.750%, 01/24/2024	360	359
3.584%, ICE LIBOR USD 3 Month + 1.310%, 05/22/2028 (A)	2,075	1,958
3.526%, U.S. SOFR + 1.510%, 03/24/2028 (A)	13,570	12,819
3.350%, U.S. SOFR + 1.500%, 03/02/2033 (A)	7,035	6,141

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.196%, ICE LIBOR USD 3 Month + 1.170%, 06/17/2027 (A)	$3,675	$3,462
2.879%, U.S. SOFR + 1.432%, 10/30/2030 (A)	2,530	2,219
2.572%, U.S. SOFR + 1.262%, 02/11/2031 (A)	415	351
2.406%, U.S. SOFR + 1.087%, 10/30/2025 (A)	2,570	2,456
2.393%, U.S. SOFR + 2.100%, 06/02/2028 (A)	4,380	3,923
2.164%, ICE LIBOR USD 3 Month + 0.750%, 02/11/2026 (A)	760	715
Westpac Banking
2.668%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 1.750%, 11/15/2035 (A)	840	661

		902,520

Health Care — 2.5%
Abbott Laboratories
4.900%, 11/30/2046	840	882
4.750%, 11/30/2036	440	463
3.750%, 11/30/2026	406	407
AbbVie
4.875%, 11/14/2048	130	126
4.550%, 03/15/2035	2,800	2,687
4.500%, 05/14/2035	1,399	1,331
4.450%, 05/14/2046	551	496
4.400%, 11/06/2042	2,350	2,126
4.300%, 05/14/2036	543	505
4.250%, 11/14/2028	795	781
4.250%, 11/21/2049	7,325	6,441
4.050%, 11/21/2039	887	782
3.800%, 03/15/2025	700	692
3.750%, 11/14/2023	160	160
3.600%, 05/14/2025	1,605	1,576
3.200%, 05/14/2026	145	139
3.200%, 11/21/2029	5,825	5,320
2.950%, 11/21/2026	610	575
2.900%, 11/06/2022	350	350
2.600%, 11/21/2024	2,760	2,667
2.300%, 11/21/2022	5,250	5,239
Advocate Health & Hospitals
2.211%, 06/15/2030	3,565	3,049
Amgen
6.375%, 06/01/2037	1,785	2,047
5.150%, 11/15/2041	316	314
4.875%, 03/01/2053	1,298	1,259
4.663%, 06/15/2051	104	97
4.400%, 05/01/2045	900	810
4.200%, 03/01/2033	1,570	1,513
4.050%, 08/18/2029	1,965	1,911

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.625%, 05/22/2024	$220	$219
3.150%, 02/21/2040	880	696
3.000%, 02/22/2029	1,000	919
3.000%, 01/15/2052	2,417	1,702
2.000%, 01/15/2032	3,445	2,805
Astrazeneca Finance LLC
1.750%, 05/28/2028	2,644	2,334
AstraZeneca PLC
1.375%, 08/06/2030	758	621
Baxter International
3.950%, 04/01/2030	890	838
BayCare Health System
3.831%, 11/15/2050	2,765	2,395
Bayer US Finance II LLC
4.875%, 06/25/2048 (D)	2,228	2,018
4.700%, 07/15/2064 (D)	400	327
4.625%, 06/25/2038 (D)	2,097	1,865
4.400%, 07/15/2044 (D)	2,750	2,239
Becton Dickinson
4.685%, 12/15/2044	412	391
3.734%, 12/15/2024	446	442
3.363%, 06/06/2024	531	525
1.957%, 02/11/2031	3,595	2,927
Becton Dickinson and
4.298%, 08/22/2032	1,730	1,680
Biogen
3.250%, 02/15/2051	280	195
Bon Secours Mercy Health
3.464%, 06/01/2030	1,480	1,378
Bristol-Myers Squibb
3.700%, 03/15/2052	1,830	1,550
3.400%, 07/26/2029	253	241
3.200%, 06/15/2026	768	753
2.950%, 03/15/2032	2,315	2,098
2.900%, 07/26/2024	1,352	1,335
Centene
3.000%, 10/15/2030	7,299	6,100
2.500%, 03/01/2031	700	559
2.450%, 07/15/2028	3,867	3,261
Cigna
4.900%, 12/15/2048	1,089	1,034
4.800%, 08/15/2038	1,281	1,235
4.375%, 10/15/2028	1,260	1,241
4.125%, 11/15/2025	450	447
3.875%, 10/15/2047	770	621
3.750%, 07/15/2023	715	715
3.400%, 03/15/2050	2,030	1,526
3.400%, 03/15/2051	1,050	799
3.250%, 04/15/2025	1,000	977
CommonSpirit Health
4.350%, 11/01/2042	1,385	1,235
4.187%, 10/01/2049	2,025	1,658

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
CVS Health
5.125%, 07/20/2045	$170	$163
5.050%, 03/25/2048	13,571	13,066
4.300%, 03/25/2028	3,518	3,478
4.250%, 04/01/2050	630	541
4.125%, 04/01/2040	240	210
3.875%, 07/20/2025	929	922
3.750%, 04/01/2030	1,835	1,723
3.625%, 04/01/2027	620	603
3.375%, 08/12/2024	95	94
3.000%, 08/15/2026	809	778
2.750%, 12/01/2022	230	230
2.125%, 09/15/2031	660	538
1.875%, 02/28/2031	210	169
Danaher
2.800%, 12/10/2051	1,608	1,141
2.600%, 10/01/2050	891	615
DH Europe Finance II Sarl
2.200%, 11/15/2024	2,055	1,977
2.050%, 11/15/2022	1,195	1,191
Elevance Health
4.625%, 05/15/2042	219	208
4.550%, 05/15/2052	490	460
4.100%, 05/15/2032	1,090	1,049
3.650%, 12/01/2027	330	320
3.500%, 08/15/2024	1,950	1,927
3.350%, 12/01/2024	1,190	1,172
3.300%, 01/15/2023	133	133
2.950%, 12/01/2022	560	559
Gilead Sciences
4.750%, 03/01/2046	40	38
4.600%, 09/01/2035	2,000	1,957
4.000%, 09/01/2036	668	609
3.700%, 04/01/2024	1,540	1,537
3.650%, 03/01/2026	890	874
2.800%, 10/01/2050	1,211	830
2.600%, 10/01/2040	1,299	944
HCA
5.500%, 06/15/2047	2,920	2,695
5.250%, 04/15/2025	750	758
5.250%, 06/15/2026	1,015	1,020
5.250%, 06/15/2049	2,905	2,599
4.625%, 03/15/2052 (D)	4,883	4,041
4.125%, 06/15/2029	2,500	2,301
3.625%, 03/15/2032 (D)	3,085	2,665
2.375%, 07/15/2031	1,015	805
Humana
4.950%, 10/01/2044	200	192
4.800%, 03/15/2047	50	48
4.500%, 04/01/2025	120	121
3.950%, 03/15/2027	860	837
3.850%, 10/01/2024	2,530	2,517

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.700%, 03/23/2029	$7,750	$7,318
3.150%, 12/01/2022	190	190
2.150%, 02/03/2032	250	202
Johnson & Johnson
3.700%, 03/01/2046	970	865
2.450%, 09/01/2060	2,085	1,389
0.950%, 09/01/2027	990	870
0.550%, 09/01/2025	490	449
Mass General Brigham
3.192%, 07/01/2049	245	188
Medtronic
4.625%, 03/15/2045	123	123
Merck
2.750%, 12/10/2051	1,050	759
1.450%, 06/24/2030	480	397
0.750%, 02/24/2026	840	759
Pfizer
4.000%, 12/15/2036	1,050	1,001
2.700%, 05/28/2050	1,400	1,044
2.625%, 04/01/2030	720	648
2.550%, 05/28/2040	2,605	2,001
1.750%, 08/18/2031	1,516	1,257
1.700%, 05/28/2030	680	575
0.800%, 05/28/2025	1,050	972
Roche Holdings
2.607%, 12/13/2051 (D)	3,154	2,239
Royalty Pharma PLC
1.200%, 09/02/2025	980	891
0.750%, 09/02/2023	1,650	1,590
RWJ Barnabas Health
3.949%, 07/01/2046	2,445	2,162
STERIS Irish FinCo UnLtd
3.750%, 03/15/2051	1,175	906
Takeda Pharmaceutical
3.175%, 07/09/2050	603	442
3.025%, 07/09/2040	869	673
Thermo Fisher Scientific
2.800%, 10/15/2041	1,203	933
2.000%, 10/15/2031	1,266	1,066
1.750%, 10/15/2028	754	666
UnitedHealth Group
6.625%, 11/15/2037	200	236
5.800%, 03/15/2036	560	618
4.750%, 05/15/2052	1,050	1,039
4.625%, 07/15/2035	2,120	2,112
4.450%, 12/15/2048	140	133
4.250%, 06/15/2048	180	166
4.200%, 05/15/2032	520	514
4.000%, 05/15/2029	1,922	1,891
3.875%, 12/15/2028	250	246
3.875%, 08/15/2059	570	486
3.750%, 07/15/2025	330	329

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.700%, 08/15/2049	$140	$119
3.500%, 06/15/2023	230	230
3.250%, 05/15/2051	3,496	2,745
3.125%, 05/15/2060	90	66
3.050%, 05/15/2041	392	313
2.900%, 05/15/2050	2,212	1,622
2.875%, 03/15/2023	150	150
2.750%, 05/15/2040	1,144	884
2.375%, 10/15/2022	100	100
2.300%, 05/15/2031	150	128
2.000%, 05/15/2030	220	187
1.250%, 01/15/2026	260	238
Universal Health Services
1.650%, 09/01/2026 (D)	1,260	1,088
Viatris
4.000%, 06/22/2050	1,455	940
2.700%, 06/22/2030	305	240
Wyeth LLC
6.450%, 02/01/2024	365	379
5.950%, 04/01/2037	320	363

		209,438

Industrials — 1.9%
3M
3.700%, 04/15/2050 (E)	300	244
2.375%, 08/26/2029	2,320	1,996
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.125%, 07/03/2023	262	262
3.300%, 01/30/2032	6,720	5,423
3.000%, 10/29/2028	8,758	7,445
2.450%, 10/29/2026	5,425	4,784
1.650%, 10/29/2024	3,505	3,243
1.150%, 10/29/2023	4,522	4,326
Air Lease
3.375%, 07/01/2025	490	465
3.250%, 03/01/2025	525	501
Air Lease MTN
2.875%, 01/15/2026	3,019	2,785
2.300%, 02/01/2025	605	567
American Airlines Pass-Through Trust, Ser 2015-1, Cl A
3.375%, 05/01/2027	88	76
Boeing
7.250%, 06/15/2025	107	113
5.930%, 05/01/2060	800	764
5.805%, 05/01/2050	2,130	2,043
5.705%, 05/01/2040	1,090	1,040
5.150%, 05/01/2030	1,240	1,220
4.875%, 05/01/2025	2,290	2,296
4.508%, 05/01/2023	2,225	2,229
3.750%, 02/01/2050	2,021	1,450

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.250%, 02/01/2035	$3,148	$2,422
3.200%, 03/01/2029	720	636
3.100%, 05/01/2026	230	217
2.800%, 03/01/2027	280	255
2.700%, 02/01/2027	340	308
2.196%, 02/04/2026	4,770	4,365
1.433%, 02/04/2024	5,034	4,826
Burlington Northern Santa Fe LLC
7.290%, 06/01/2036	200	252
4.550%, 09/01/2044	1,220	1,178
3.650%, 09/01/2025	140	139
2.875%, 06/15/2052	610	450
Canadian National Railway
4.400%, 08/05/2052	785	751
3.850%, 08/05/2032	1,178	1,140
Canadian Pacific Railway
6.125%, 09/15/2115	34	36
3.000%, 12/02/2041	1,488	1,172
2.450%, 12/02/2031	2,952	2,522
1.750%, 12/02/2026	359	326
1.350%, 12/02/2024	1,859	1,746
Carrier Global
3.577%, 04/05/2050	70	53
Caterpillar
4.300%, 05/15/2044	50	48
Cintas No. 2
4.000%, 05/01/2032	3,495	3,422
3.700%, 04/01/2027	590	581
Continental Airlines Pass-Through Trust, Ser 2012-2, Cl A
4.000%, 10/29/2024	43	41
CoStar Group
2.800%, 07/15/2030 (D)	1,485	1,211
Crowley Conro LLC
4.181%, 08/15/2043	773	765
CSX
4.100%, 11/15/2032	1,965	1,898
Deere
3.750%, 04/15/2050 (E)	920	848
3.100%, 04/15/2030	160	149
Delta Air Lines Pass-Through Trust, Ser 2020-1, Cl AA
2.000%, 06/10/2028	2,641	2,290
Delta Air Lines/Skymiles LP
4.750%, 10/20/2028 (D)	5,688	5,434
4.500%, 10/20/2025 (D)	1,330	1,303
Eaton
7.625%, 04/01/2024	325	343
4.150%, 11/02/2042	530	475
4.000%, 11/02/2032	99	95
2.750%, 11/02/2022	1,740	1,739

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Emerson Electric
2.800%, 12/21/2051	$2,935	$2,133
Equifax
3.950%, 06/15/2023	3,015	3,008
2.600%, 12/15/2025	445	419
GE Capital International Funding Unlimited
4.418%, 11/15/2035	3,868	3,657
General Dynamics
4.250%, 04/01/2040	1,915	1,843
4.250%, 04/01/2050	200	191
General Electric MTN
6.750%, 03/15/2032	103	117
3.385%, ICE LIBOR USD 3 Month + 0.480%, 08/15/2036 (A)	3,035	2,477
Honeywell International
1.350%, 06/01/2025	510	479
ILFC E-Capital Trust II
5.100%, ICE LIBOR USD 3 Month + 1.800%, 12/21/2065 (A)(D)	1,200	864
JetBlue Pass-Through Trust, Ser 2019-1, Cl AA
2.750%, 05/15/2032	147	125
John Deere Capital MTN
3.350%, 04/18/2029	2,525	2,413
2.350%, 03/08/2027 (E)	1,873	1,755
2.150%, 09/08/2022	145	145
2.125%, 03/07/2025	1,126	1,081
L3Harris Technologies
5.054%, 04/27/2045	330	319
4.854%, 04/27/2035	210	204
Lockheed Martin
4.150%, 06/15/2053	2,240	2,091
3.900%, 06/15/2032	410	402
3.550%, 01/15/2026	716	710
Northrop Grumman
5.250%, 05/01/2050	3,940	4,139
4.400%, 05/01/2030	2,676	2,667
3.850%, 04/15/2045	350	299
3.250%, 01/15/2028	480	455
2.930%, 01/15/2025	2,020	1,968
Otis Worldwide
3.112%, 02/15/2040	605	463
2.056%, 04/05/2025	340	321
Parker-Hannifin
4.500%, 09/15/2029	1,519	1,496
4.250%, 09/15/2027	4,267	4,223
2.700%, 06/14/2024	830	811
Penske Truck Leasing LP / PTL Finance
3.950%, 03/10/2025 (D)	225	220
Quanta Services
0.950%, 10/01/2024	1,492	1,396

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Raytheon Technologies
4.125%, 11/16/2028	$480	$470
3.950%, 08/16/2025	800	800
3.150%, 12/15/2024	320	312
3.125%, 07/01/2050	1,290	960
2.250%, 07/01/2030	680	581
Republic Services
4.750%, 05/15/2023	119	119
2.500%, 08/15/2024	2,035	1,976
1.450%, 02/15/2031	4,370	3,443
Roper Technologies
1.000%, 09/15/2025	940	852
Siemens Financieringsmaatschappij
1.200%, 03/11/2026 (D)	2,830	2,546
Southwest Airlines
5.125%, 06/15/2027	85	87
Triton Container International
2.050%, 04/15/2026 (D)	1,490	1,293
Union Pacific
3.839%, 03/20/2060	970	814
3.750%, 07/15/2025	530	528
3.750%, 02/05/2070	700	560
3.375%, 02/14/2042	898	755
3.250%, 02/05/2050	1,065	838
2.891%, 04/06/2036	835	695
2.800%, 02/14/2032	1,873	1,665
2.150%, 02/05/2027	270	251
United Parcel Service
5.200%, 04/01/2040	525	556
US Airways Pass-Through Trust, Ser 2012-1, Cl A
5.900%, 10/01/2024	21	21
US Airways Pass-Through Trust, Ser 2012-2, Cl A
4.625%, 06/03/2025	2,376	2,156

		151,877

Information Technology — 1.8%
Adobe
2.300%, 02/01/2030	1,300	1,156
Advanced Micro Devices
3.924%, 06/01/2032	2,414	2,334
Apple
4.650%, 02/23/2046	2,460	2,515
4.375%, 05/13/2045	1,275	1,249
4.100%, 08/08/2062	4,073	3,740
3.950%, 08/08/2052	1,575	1,453
3.850%, 05/04/2043	375	345
3.450%, 05/06/2024	350	349
3.350%, 08/08/2032	1,963	1,856
3.250%, 08/08/2029	3,145	3,007
2.800%, 02/08/2061	531	375

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.650%, 05/11/2050	$1,152	$843
2.650%, 02/08/2051	513	375
2.450%, 08/04/2026	2,560	2,434
2.400%, 05/03/2023	95	94
2.400%, 08/20/2050	95	66
2.375%, 02/08/2041	609	458
1.400%, 08/05/2028	1,080	939
1.125%, 05/11/2025	1,720	1,607
Applied Materials
1.750%, 06/01/2030	1,070	897
Broadcom
4.926%, 05/15/2037 (D)	2,335	2,080
4.300%, 11/15/2032	1,110	999
4.150%, 11/15/2030	1,725	1,573
4.150%, 04/15/2032 (D)	1,125	1,006
4.000%, 04/15/2029 (D)	1,500	1,389
3.469%, 04/15/2034 (D)	1,672	1,354
3.419%, 04/15/2033 (D)	5,806	4,789
3.150%, 11/15/2025	980	947
3.137%, 11/15/2035 (D)	2,980	2,258
2.450%, 02/15/2031 (D)	1,309	1,044
Corning
5.450%, 11/15/2079	1,800	1,667
Dell International LLC/EMC
6.100%, 07/15/2027	762	801
4.900%, 10/01/2026	384	386
3.450%, 12/15/2051 (D)	2,230	1,458
3.375%, 12/15/2041 (D)	1,859	1,302
Global Payments
5.950%, 08/15/2052	551	534
5.300%, 08/15/2029	1,575	1,558
4.950%, 08/15/2027	3,485	3,452
1.500%, 11/15/2024	298	279
HP
4.200%, 04/15/2032	2,625	2,319
Intel
5.050%, 08/05/2062	785	757
4.900%, 08/05/2052	2,200	2,147
4.750%, 03/25/2050	1,115	1,062
3.734%, 12/08/2047	119	97
3.250%, 11/15/2049	660	491
3.050%, 08/12/2051	310	223
2.800%, 08/12/2041	1,957	1,452
1.600%, 08/12/2028	650	564
International Business Machines
3.000%, 05/15/2024	2,340	2,311
KLA
4.950%, 07/15/2052	695	698
4.650%, 07/15/2032	640	650
3.300%, 03/01/2050	1,791	1,400
Kyndryl Holdings
2.050%, 10/15/2026 (D)	2,500	2,073

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Lam Research
3.800%, 03/15/2025	$150	$149
Lenovo Group
6.536%, 07/27/2032 (D)	1,120	1,110
Marvell Technology
1.650%, 04/15/2026	2,010	1,808
Mastercard
3.850%, 03/26/2050	2,850	2,581
3.375%, 04/01/2024	240	239
Microsoft
4.100%, 02/06/2037	245	246
3.500%, 02/12/2035	460	440
3.450%, 08/08/2036	1,622	1,526
3.300%, 02/06/2027	2,680	2,634
3.041%, 03/17/2062	281	214
2.921%, 03/17/2052	646	508
2.875%, 02/06/2024	970	960
2.700%, 02/12/2025	360	354
2.675%, 06/01/2060	59	42
2.525%, 06/01/2050	240	175
2.400%, 08/08/2026	1,990	1,899
2.375%, 05/01/2023	50	50
NVIDIA
3.700%, 04/01/2060	680	554
3.500%, 04/01/2040	990	850
3.500%, 04/01/2050	2,010	1,665
2.850%, 04/01/2030	1,325	1,196
NXP BV / NXP FUNDING LLC / NXP USA
4.400%, 06/01/2027	906	883
3.400%, 05/01/2030	1,039	920
3.250%, 05/11/2041	820	596
2.700%, 05/01/2025	430	407
2.650%, 02/15/2032	1,547	1,244
Oracle
4.300%, 07/08/2034	285	248
4.000%, 11/15/2047	330	240
3.950%, 03/25/2051	4,590	3,297
3.900%, 05/15/2035	4,920	4,024
3.800%, 11/15/2037	4,295	3,335
3.600%, 04/01/2040	1,834	1,334
2.950%, 11/15/2024	675	656
2.950%, 05/15/2025	695	666
2.950%, 04/01/2030	1,415	1,208
2.875%, 03/25/2031	2,480	2,056
2.800%, 04/01/2027	625	572
1.650%, 03/25/2026	1,820	1,641
PayPal Holdings
5.050%, 06/01/2052	2,445	2,383
4.400%, 06/01/2032	740	729
2.300%, 06/01/2030	6,600	5,670
1.650%, 06/01/2025	640	602

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
QUALCOMM
1.650%, 05/20/2032	$119	$95
salesforce.com
3.250%, 04/11/2023	740	739
Texas Instruments
4.150%, 05/15/2048	1,250	1,191
1.750%, 05/04/2030	440	375
TSMC Arizona
2.500%, 10/25/2031	3,950	3,342
1.750%, 10/25/2026	3,310	3,003
TSMC Global
4.625%, 07/22/2032 (D)	500	501
1.375%, 09/28/2030 (D)	4,320	3,393
Visa
4.300%, 12/14/2045	810	779
3.150%, 12/14/2025	660	645
VMware
4.700%, 05/15/2030	1,504	1,425
1.800%, 08/15/2028	453	377
1.400%, 08/15/2026	2,617	2,307
1.000%, 08/15/2024	2,601	2,437
0.600%, 08/15/2023	3,664	3,543
Vontier
2.950%, 04/01/2031	925	712
1.800%, 04/01/2026	1,170	1,023
Workday
3.800%, 04/01/2032 (E)	2,510	2,297
3.700%, 04/01/2029	500	469
3.500%, 04/01/2027	360	343
Xilinx
2.375%, 06/01/2030	641	559

		152,678

Materials — 0.9%
Amcor Finance USA
3.625%, 04/28/2026	2,000	1,904
Anglo American Capital PLC
4.750%, 03/16/2052 (D)	1,707	1,440
4.000%, 09/11/2027 (D)	280	264
3.875%, 03/16/2029 (D)	2,142	1,940
3.625%, 09/11/2024 (D)	1,810	1,774
Barrick Gold
5.250%, 04/01/2042	740	722
Barrick North America Finance LLC
5.700%, 05/30/2041	470	482
Berry Global
4.875%, 07/15/2026 (D)	3,270	3,183
1.650%, 01/15/2027	775	666
1.570%, 01/15/2026	1,010	902
BHP Billiton Finance USA
5.000%, 09/30/2043	40	40

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Celanese US Holdings LLC
6.379%, 07/15/2032	$1,785	$1,772
6.330%, 07/15/2029	1,995	1,989
6.050%, 03/15/2025	4,910	4,923
Dow Chemical
7.375%, 11/01/2029	1,005	1,154
4.800%, 05/15/2049	925	843
3.600%, 11/15/2050	762	582
DuPont de Nemours
4.493%, 11/15/2025	2,095	2,110
Equate Petrochemical MTN
4.250%, 11/03/2026 (D)	1,640	1,610
2.625%, 04/28/2028 (D)	2,250	2,014
Freeport-McMoRan
5.450%, 03/15/2043	270	243
5.400%, 11/14/2034	330	313
5.250%, 09/01/2029	3,430	3,305
Glencore Finance Canada
6.900%, 11/15/2037 (D)	863	926
6.000%, 11/15/2041 (D)	95	91
Glencore Funding LLC
4.125%, 05/30/2023 (D)	50	50
4.000%, 03/27/2027 (D)	1,570	1,508
Industrias Penoles
4.150%, 09/12/2029 (D)	2,290	2,114
International Flavors and Fragrances
5.000%, 09/26/2048	2,365	2,170
2.300%, 11/01/2030 (D)	4,800	3,933
1.230%, 10/01/2025 (D)	4,110	3,697
Nacional del Cobre de Chile
4.250%, 07/17/2042 (D)	350	283
3.625%, 08/01/2027 (D)	2,770	2,622
Newcrest Finance Pty
3.250%, 05/13/2030 (D)	1,140	1,008
OCP
4.500%, 10/22/2025 (D)	1,860	1,817
Orbia Advance
2.875%, 05/11/2031 (D)	1,340	1,107
1.875%, 05/11/2026 (D)	1,410	1,261
Rohm & Haas
7.850%, 07/15/2029	954	1,110
Sealed Air
1.573%, 10/15/2026 (D)	1,600	1,403
Southern Copper
5.250%, 11/08/2042	4,540	4,375
Suzano Austria GmbH
6.000%, 01/15/2029	2,540	2,545
Vale Overseas
6.875%, 11/21/2036	1,595	1,656
6.250%, 08/10/2026	2,290	2,402

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Westlake
3.600%, 08/15/2026	$820	$794

		71,047

Real Estate — 1.1%
Agree
4.800%, 10/01/2032	785	753
2.600%, 06/15/2033	355	277
2.000%, 06/15/2028	1,566	1,319
American Assets Trust
3.375%, 02/01/2031	2,580	2,173
American Homes 4 Rent
4.300%, 04/15/2052	645	520
3.625%, 04/15/2032	1,441	1,258
American Tower
3.650%, 03/15/2027	1,109	1,055
3.125%, 01/15/2027	785	731
2.700%, 04/15/2031	598	495
1.875%, 10/15/2030	3,215	2,535
AvalonBay Communities MTN
2.450%, 01/15/2031	2,490	2,157
Boston Properties
3.800%, 02/01/2024	2,000	1,986
3.400%, 06/21/2029	1,510	1,353
2.900%, 03/15/2030	125	107
Brixmor Operating Partnership
4.050%, 07/01/2030	1,845	1,640
2.500%, 08/16/2031	1,596	1,235
2.250%, 04/01/2028	504	426
Camden Property Trust
2.800%, 05/15/2030	480	425
Crown Castle
2.900%, 04/01/2041	380	274
Crown Castle International
4.000%, 03/01/2027	376	365
3.300%, 07/01/2030	1,293	1,146
2.900%, 03/15/2027	2,453	2,273
1.050%, 07/15/2026	2,246	1,967
Equinix
3.900%, 04/15/2032	1,740	1,579
2.950%, 09/15/2051	1,895	1,273
Essential Properties
2.950%, 07/15/2031	2,595	1,993
Essex Portfolio
2.550%, 06/15/2031	742	617
1.700%, 03/01/2028	1,887	1,605
Extra Space Storage
3.900%, 04/01/2029	721	669
2.350%, 03/15/2032	645	507
Federal Realty Investment Trust
3.950%, 01/15/2024	997	992

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
GLP Capital LP / GLP Financing II
5.750%, 06/01/2028	$1,250	$1,240
5.375%, 11/01/2023	839	828
5.375%, 04/15/2026	1,870	1,837
5.300%, 01/15/2029	2,502	2,415
5.250%, 06/01/2025	2,330	2,301
4.000%, 01/15/2030	1,100	964
Healthcare Realty Holdings
3.875%, 05/01/2025	1,455	1,412
3.100%, 02/15/2030	30	26
Healthcare Trust of America Holdings
3.500%, 08/01/2026	1,010	963
2.000%, 03/15/2031	1,600	1,245
Hudson Pacific Properties
4.650%, 04/01/2029	3,200	3,004
Invitation Homes Operating Partnership
4.150%, 04/15/2032	1,441	1,295
Kimco Realty
4.600%, 02/01/2033	1,179	1,140
Life Storage
3.875%, 12/15/2027	935	883
2.400%, 10/15/2031	1,625	1,297
Mid-America Apartments
4.300%, 10/15/2023	738	738
4.000%, 11/15/2025	884	866
3.950%, 03/15/2029	723	690
Piedmont Operating Partnership
4.450%, 03/15/2024	125	125
Realty Income
3.400%, 01/15/2028	766	719
2.850%, 12/15/2032	1,043	894
2.200%, 06/15/2028	773	678
Regency Centers
2.950%, 09/15/2029	1,562	1,364
Rexford Industrial Realty
2.150%, 09/01/2031	797	636
Sabra Health Care
3.900%, 10/15/2029	1,335	1,164
Simon Property Group LP
2.450%, 09/13/2029	1,915	1,653
SL Green Operating Partnership
3.250%, 10/15/2022	3,000	2,994
SL Green Realty
4.500%, 12/01/2022 (E)	500	500
Spirit Realty
3.400%, 01/15/2030	512	440
STORE Capital
4.625%, 03/15/2029	918	887
4.500%, 03/15/2028	2,719	2,610
2.750%, 11/18/2030	1,273	1,033
2.700%, 12/01/2031	500	397

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Sun Communities Operating
4.200%, 04/15/2032	$1,441	$1,291
Sun Communities Operating LP
2.300%, 11/01/2028	721	609
VICI Properties
5.750%, 02/01/2027 (D)	855	842
5.625%, 05/15/2052	1,158	1,071
5.125%, 05/15/2032	2,390	2,278
4.950%, 02/15/2030	50	48
4.625%, 06/15/2025 (D)	190	184
4.500%, 09/01/2026 (D)	725	683
4.500%, 01/15/2028 (D)	345	320
3.875%, 02/15/2029 (D)	1,320	1,174
3.750%, 02/15/2027 (D)	125	113
Welltower
4.500%, 01/15/2024	183	184
Weyerhaeuser
3.375%, 03/09/2033	2,480	2,173

		85,913

Utilities — 2.0%
AES
1.375%, 01/15/2026	849	753
Alabama Power
3.700%, 12/01/2047	1,490	1,238
American Transmission Systems
2.650%, 01/15/2032 (D)	1,241	1,044
Appalachian Power
4.500%, 03/01/2049	60	53
4.450%, 06/01/2045	1,600	1,392
Baltimore Gas and Electric
2.250%, 06/15/2031	1,117	946
Berkshire Hathaway Energy
2.850%, 05/15/2051	3,035	2,165
Boston Gas
4.487%, 02/15/2042 (D)	140	123
CenterPoint Energy Houston Electric LLC
3.600%, 03/01/2052	824	696
Comision Federal de Electricidad
4.875%, 01/15/2024 (D)	300	295
4.750%, 02/23/2027 (D)	710	667
3.875%, 07/26/2033 (D)	790	606
Consolidated Edison of New York
4.650%, 12/01/2048	2,000	1,888
4.450%, 03/15/2044	2,885	2,679
3.950%, 04/01/2050	210	182
3.350%, 04/01/2030	260	244
Consumers Energy
2.650%, 08/15/2052	499	350
2.500%, 05/01/2060	639	406
Dominion Energy
3.071%, 08/15/2024 (C)	1,800	1,764

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
DTE Electric
3.650%, 03/01/2052	$598	$510
2.950%, 03/01/2050	1,305	992
DTE Energy
2.529%, 10/01/2024 (C)	1,775	1,709
1.050%, 06/01/2025	3,898	3,567
Duke Energy
5.000%, 08/15/2052	787	747
4.500%, 08/15/2032	2,122	2,046
4.300%, 03/15/2028	2,360	2,310
3.750%, 09/01/2046	230	180
3.500%, 06/15/2051	231	175
3.150%, 08/15/2027	850	801
2.550%, 06/15/2031	4,930	4,114
0.900%, 09/15/2025	1,955	1,775
Duke Energy Carolinas LLC
4.250%, 12/15/2041	1,000	917
4.000%, 09/30/2042	1,512	1,337
3.550%, 03/15/2052	1,010	832
2.850%, 03/15/2032	1,387	1,230
2.550%, 04/15/2031	758	663
Duke Energy Florida LLC
3.200%, 01/15/2027	1,600	1,550
2.400%, 12/15/2031	1,113	948
Duke Energy Indiana LLC
2.750%, 04/01/2050	1,205	841
Duke Energy Progress LLC
4.150%, 12/01/2044	250	223
2.500%, 08/15/2050	1,125	771
Entergy Arkansas LLC
2.650%, 06/15/2051	1,005	686
Entergy Texas
3.450%, 12/01/2027	1,625	1,558
Evergy Metro
5.300%, 10/01/2041	250	254
Eversource Energy
4.600%, 07/01/2027	4,167	4,179
3.375%, 03/01/2032	1,504	1,351
2.900%, 10/01/2024	3,730	3,633
1.400%, 08/15/2026	633	563
Exelon
5.625%, 06/15/2035	1,720	1,803
3.950%, 06/15/2025	1,020	1,010
FirstEnergy
4.400%, 07/15/2027	1,310	1,241
1.600%, 01/15/2026	300	270
Florida Power and Light
3.250%, 06/01/2024	455	452
ITC Holdings
4.050%, 07/01/2023	2,075	2,074
2.700%, 11/15/2022	1,516	1,513

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Jersey Central Power & Light
2.750%, 03/01/2032 (D)	$1,227	$1,037
KeySpan Gas East
3.586%, 01/18/2052 (D)	4,825	3,471
2.742%, 08/15/2026 (D)	1,175	1,088
Korea Hydro & Nuclear Power
4.250%, 07/27/2027 (D)	1,612	1,598
Metropolitan Edison
4.300%, 01/15/2029 (D)	2,032	1,984
4.000%, 04/15/2025 (D)	1,000	954
3.500%, 03/15/2023 (D)	5,050	5,040
MidAmerican Energy
4.800%, 09/15/2043	1,500	1,473
3.650%, 04/15/2029	1,330	1,289
2.700%, 08/01/2052	969	688
Mid-Atlantic Interstate Transmission LLC
4.100%, 05/15/2028 (D)	190	183
Mississippi Power
4.250%, 03/15/2042	513	450
3.950%, 03/30/2028	1,338	1,287
3.100%, 07/30/2051	1,340	953
National Rural Utilities Cooperative Finance MTN
1.875%, 02/07/2025	720	686
NextEra Energy Capital Holdings
4.625%, 07/15/2027	1,165	1,170
3.254%, ICE LIBOR USD 3 Month + 0.270%, 02/22/2023 (A)	5,000	4,989
0.650%, 03/01/2023	1,095	1,075
NiSource
5.800%, 02/01/2042	471	470
Northern States Power
3.200%, 04/01/2052	754	589
NSTAR Electric
4.550%, 06/01/2052	906	886
3.100%, 06/01/2051	687	520
Oncor Electric Delivery LLC
2.750%, 05/15/2030	1,950	1,769
Pacific Gas and Electric
5.250%, 03/01/2052	750	624
4.950%, 07/01/2050	1,508	1,204
4.750%, 02/15/2044	375	289
4.500%, 07/01/2040	384	299
4.200%, 06/01/2041	648	482
3.950%, 12/01/2047	1,732	1,183
3.500%, 08/01/2050	220	146
3.300%, 08/01/2040	90	63
2.500%, 02/01/2031	2,795	2,137
2.100%, 08/01/2027	3,653	3,089
1.700%, 11/15/2023	2,910	2,811
PacifiCorp
2.900%, 06/15/2052	2,590	1,868

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
PECO Energy
4.150%, 10/01/2044	$1,985	$1,797
2.850%, 09/15/2051	1,348	981
Pennsylvania Electric
4.150%, 04/15/2025 (D)	995	967
3.250%, 03/15/2028 (D)	1,086	1,005
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara MTN
6.150%, 05/21/2048 (D)	2,090	1,991
5.450%, 05/21/2028 (D)	1,030	1,056
4.125%, 05/15/2027 (D)	1,990	1,926
Piedmont Natural Gas
5.050%, 05/15/2052	2,000	1,963
2.500%, 03/15/2031	2,000	1,685
Progress Energy
6.000%, 12/01/2039	200	209
Public Service Electric and Gas MTN
3.700%, 05/01/2028	3,090	3,005
2.700%, 05/01/2050	609	435
2.050%, 08/01/2050	310	191
1.900%, 08/15/2031	1,496	1,245
Public Service Enterprise Group
2.450%, 11/15/2031	965	806
1.600%, 08/15/2030	859	684
Public Service of Oklahoma
3.150%, 08/15/2051	754	547
2.200%, 08/15/2031	746	616
Southern California Edison
4.125%, 03/01/2048	841	699
Southern California Gas
2.550%, 02/01/2030	1,840	1,641
Southern Gas Capital
3.250%, 06/15/2026	1,550	1,481
1.750%, 01/15/2031	1,180	937
Southwestern Electric Power
2.750%, 10/01/2026	1,000	933
1.650%, 03/15/2026	3,990	3,617
Southwestern Public Service
3.750%, 06/15/2049	2,000	1,673
Texas Electric Market Stabilization Funding N LLC
4.265%, 08/01/2034 (D)	6,135	6,100
Trans-Allegheny Interstate Line
3.850%, 06/01/2025 (D)	527	515
Virginia Electric and Power
4.650%, 08/15/2043	1,205	1,146
4.625%, 05/15/2052	758	738
3.450%, 02/15/2024	150	149
2.950%, 11/15/2051	1,117	828
Vistra Operations LLC
4.300%, 07/15/2029 (D)	2,725	2,449

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
WEC Energy Group
0.800%, 03/15/2024	$1,480	$1,409
Wisconsin Electric Power
1.700%, 06/15/2028	670	584
Xcel Energy
4.600%, 06/01/2032	1,133	1,125

		161,293

Total Corporate Obligations
(Cost $2,701,758) ($ Thousands)		2,431,377

U.S. TREASURY OBLIGATIONS — 26.8%
U.S. Treasury Bills
2.506%, 11/10/2022 (I)	24,160	24,038
2.415%, 12/22/2022 (I)	6,600	6,538
1.239%, 09/20/2022 (I)	19,710	19,688
1.047%, 10/20/2022 (I)	6,900	6,877
U.S. Treasury Bonds
3.625%, 08/15/2043	460	462
3.375%, 08/15/2042	9,566	9,334
3.250%, 05/15/2042	22,139	21,177
3.000%, 08/15/2052	39,927	37,850
2.875%, 05/15/2052	31,758	29,267
2.375%, 02/15/2042	70,118	58,121
2.375%, 05/15/2051	8,310	6,842
2.250%, 05/15/2041	240	196
2.250%, 02/15/2052	91,089	72,757
2.000%, 11/15/2041	213,309	165,698
2.000%, 02/15/2050	7,650	5,787
2.000%, 08/15/2051	35,434	26,620
1.875%, 02/15/2041	7,390	5,662
1.875%, 02/15/2051	30,980	22,605
1.875%, 11/15/2051	27,590	20,091
1.750%, 08/15/2041	128,366	95,372
1.625%, 11/15/2050	26,776	18,320
1.375%, 11/15/2040	70,309	49,464
1.375%, 08/15/2050	77,606	49,625
1.250%, 05/15/2050	41,070	25,394
1.125%, 05/15/2040	29,657	20,185
1.125%, 08/15/2040	39,294	26,502
U.S. Treasury Inflation-Protected Securities
0.125%, 02/15/2052	4,142	3,240
U.S. Treasury Notes
3.250%, 08/31/2024	138,615	138,019
3.250%, 06/30/2027	87,855	87,436
3.250%, 06/30/2029	6,764	6,737
3.125%, 08/15/2025	42,085	41,661
3.125%, 08/31/2027	129,025	127,876
3.000%, 06/30/2024	16,937	16,790
3.000%, 07/31/2024	100,894	100,011

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
3.000%, 07/15/2025	$100,765	$99,419
2.875%, 04/30/2025	7,646	7,523
2.875%, 05/15/2032	3,510	3,421
2.750%, 04/30/2027	6,110	5,947
2.750%, 07/31/2027	108,155	105,257
2.750%, 02/15/2028	19,912	19,290
2.750%, 05/31/2029	22,825	22,024
2.750%, 08/15/2032	50,115	48,345
2.625%, 07/31/2029	62,218	59,642
2.500%, 04/30/2024	26,241	25,825
2.375%, 05/15/2027	7,954	7,606
2.375%, 03/31/2029	26,630	25,110
2.000%, 11/15/2026	18,547	17,511
1.625%, 05/15/2026	22,623	21,190
1.625%, 05/15/2031	10,230	9,037
1.500%, 08/15/2026	44,353	41,172
1.500%, 01/31/2027	21,815	20,130
1.500%, 11/30/2028	11,529	10,330
1.375%, 10/31/2028	44,098	39,258
1.250%, 04/30/2028	23,590	21,027
1.250%, 05/31/2028	16,350	14,559
1.250%, 06/30/2028	24,594	21,854
1.000%, 07/31/2028	20,729	18,121
0.875%, 06/30/2026	32,111	29,156
0.750%, 05/31/2026	26,999	24,439
0.750%, 01/31/2028	2,340	2,039
0.625%, 11/30/2027	16,839	14,639
0.375%, 11/30/2025	6,306	5,705
0.375%, 01/31/2026	25,332	22,804
0.250%, 08/31/2025	20,260	18,396
0.125%, 09/30/2022	11,550	11,530
0.125%, 04/30/2023	15,146	14,828

Total U.S. Treasury Obligations
(Cost $2,356,069) ($ Thousands)		2,153,376

ASSET-BACKED SECURITIES — 9.6%
Automotive — 2.0%

Ally Auto Receivables Trust, Ser 2022-1, Cl A3
3.310%, 11/15/2026	2,019	2,000
Americredit Automobile Receivables Trust, Ser 2022-1, Cl A2
2.050%, 01/20/2026	3,820	3,781
Americredit Automobile Receivables Trust, Ser 2022-1, Cl A3
2.450%, 11/18/2026	682	665
AmeriCredit Automobile Receivables Trust, Ser 2022-2, Cl A3
4.380%, 04/18/2028	1,739	1,739

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
ARI Fleet Lease Trust, Ser 2022-A, Cl A2
3.120%, 01/15/2031 (D)	$1,570	$1,541
Avis Budget Rental Car Funding AESOP LLC, Ser 2019-3A, Cl A
2.360%, 03/20/2026 (D)	1,574	1,497
Avis Budget Rental Car Funding AESOP LLC, Ser 2020-1A, Cl A
2.330%, 08/20/2026 (D)	4,538	4,273
Avis Budget Rental Car Funding AESOP LLC, Ser 2020-2A, Cl A
2.020%, 02/20/2027 (D)	3,620	3,317
Avis Budget Rental Car Funding AESOP LLC, Ser 2021-1A, Cl A
1.380%, 08/20/2027 (D)	1,050	929
Avis Budget Rental Car Funding AESOP LLC, Ser 2021-2A, Cl A
1.660%, 02/20/2028 (D)	3,473	3,095
Avis Budget Rental Car Funding AESOP LLC, Ser 2022-3A, Cl A
4.620%, 02/20/2027 (D)	3,126	3,109
Avis Budget Rental Car Funding AESOP LLC, Ser 2022-4A, Cl A
4.770%, 02/20/2029 (D)	1,550	1,544
Capital One Prime Auto Receivables Trust, Ser 2022-2, Cl A3
3.660%, 05/17/2027	2,825	2,808
Chase Auto Owner Trust, Ser 2022-AA, Cl A4
3.990%, 03/27/2028 (D)	1,120	1,109
Chesapeake Funding II LLC, Ser 2019-1A, Cl A1
2.940%, 04/15/2031 (D)	211	211
Chesapeake Funding II LLC, Ser 2020-1A, Cl B
1.240%, 08/15/2032 (D)	1,830	1,773
Chesapeake Funding II LLC, Ser 2020-1A, Cl D
2.830%, 08/15/2032 (D)	500	481
Donlen Fleet Lease Funding II LLC, Ser 2021-2, Cl A2
0.560%, 12/11/2034 (D)	1,890	1,830
Donlen Fleet Lease Funding II LLC, Ser 2021-2, Cl B
0.980%, 12/11/2034 (D)	1,140	1,073
Donlen Fleet Lease Funding II LLC, Ser 2021-2, Cl C
1.200%, 12/11/2034 (D)	1,990	1,866
Enterprise Fleet Funding LLC, Ser 2021-1, Cl A3
0.700%, 12/21/2026 (D)	905	841
Ford Credit Auto Lease Trust, Ser 2022-A, Cl A3
3.230%, 05/15/2025	4,074	4,031

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Ford Credit Auto Lease Trust, Ser 2022-A, Cl A4
3.370%, 07/15/2025	$1,567	$1,544
Ford Credit Auto Owner Trust, Ser 2020-2, Cl A
1.060%, 04/15/2033 (D)	1,188	1,077
Ford Credit Auto Owner Trust, Ser 2022-1, Cl A
3.880%, 11/15/2034 (D)	5,480	5,410
Ford Credit Auto Owner Trust, Ser 2022-A, Cl A3
1.290%, 06/15/2026	1,082	1,037
Ford Credit Floorplan Master Owner Trust, Ser 2018-4, Cl A
4.060%, 11/15/2030	2,740	2,700
Foursight Capital Automobile Receivables Trust, Ser 2022-1, Cl A2
1.150%, 09/15/2025 (D)	1,477	1,448
GLS Auto Receivables Issuer Trust, Ser 2021-3A, Cl A
0.420%, 01/15/2025 (D)	663	656
GM Financial Automobile Leasing Trust, Ser 2022-2, Cl A3
3.420%, 06/20/2025	1,645	1,633
GM Financial Automobile Leasing Trust, Ser 2022-2, Cl A4
3.540%, 05/20/2026	1,802	1,779
GM Financial Automobile Leasing Trust, Ser 2022-3, Cl A3
4.010%, 09/22/2025	2,175	2,179
GM Financial Automobile Leasing Trust, Ser 2022-3, Cl A4
4.110%, 08/20/2026	2,343	2,337
GM Financial Consumer Automobile Receivables Trust, Ser 2022-2, Cl A3
3.100%, 02/16/2027	4,709	4,637
GM Financial Consumer Automobile Receivables Trust, Ser 2022-2, Cl A4
3.250%, 04/17/2028	2,511	2,459
GM Financial Consumer Automobile Receivables Trust, Ser 2022-3, Cl A4
3.710%, 12/16/2027	1,431	1,419
Hertz Vehicle Financing III LLC, Ser 2022-1A, Cl A
1.990%, 06/25/2026 (D)	5,990	5,568
Hertz Vehicle Financing III LLC, Ser 2022-3A, Cl A
3.370%, 03/25/2025 (D)	1,040	1,019
Hertz Vehicle Financing III, Ser 2021-2A, Cl A
1.680%, 12/27/2027 (D)	1,983	1,767

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Hertz Vehicle Financing III, Ser 2021-2A, Cl C
2.520%, 12/27/2027 (D)	$2,030	$1,749
Hertz Vehicle Financing LLC, Ser 2022-2A, Cl A
2.330%, 06/26/2028 (D)	3,726	3,341
Hertz Vehicle Financing LLC, Ser 2022-4A, Cl A
3.730%, 09/25/2026 (D)	2,373	2,303
Hertz Vehicle Financing LLC, Ser 2022-5A, Cl A
3.890%, 09/25/2028 (D)	3,943	3,756
Honda Auto Receivables Owner Trust, Ser 2022-2, Cl A3
3.730%, 07/20/2026	1,490	1,480
Honda Auto Receivables Owner Trust, Ser 2022-2, Cl A4
3.760%, 12/18/2028	1,070	1,062
Hyundai Auto Receivables Trust, Ser 2021-C, Cl A4
1.030%, 12/15/2027	1,347	1,241
Hyundai Auto Receivables Trust, Ser 2022-A, Cl A3
2.220%, 10/15/2026	2,641	2,549
Hyundai Auto Receivables Trust, Ser 2022-A, Cl A4
2.350%, 04/17/2028	899	851
JPMorgan Chase Bank - CACLN, Ser 2020-1, Cl B
0.991%, 01/25/2028 (D)	290	285
JPMorgan Chase Bank - CACLN, Ser 2020-2, Cl B
0.840%, 02/25/2028 (D)	666	650
JPMorgan Chase Bank - CACLN, Ser 2021-2, Cl B
0.889%, 12/26/2028 (D)	1,134	1,095
JPMorgan Chase Bank - CACLN, Ser 2021-3, Cl B
0.760%, 02/26/2029 (D)	2,292	2,204
Nissan Auto Lease Trust, Ser 2022-A, Cl A3
3.810%, 05/15/2025	3,143	3,138
PenFed Auto Receivables Owner Trust, Ser 2022-A, Cl A3
3.960%, 04/15/2026 (D)	1,654	1,648
PenFed Auto Receivables Owner Trust, Ser 2022-A, Cl A4
4.180%, 12/15/2028 (D)	813	811
Santander Drive Auto Receivables Trust, Ser 2021-2, Cl B
0.590%, 09/15/2025	2,845	2,823

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust, Ser 2021-2, Cl C
0.900%, 06/15/2026	$1,730	$1,685
Santander Drive Auto Receivables Trust, Ser 2022-2, Cl A2
2.120%, 10/15/2026	3,710	3,696
Santander Drive Auto Receivables Trust, Ser 2022-2, Cl A3
2.980%, 10/15/2026	4,987	4,906
Santander Drive Auto Receivables Trust, Ser 2022-3, Cl A3
3.400%, 12/15/2026	3,519	3,474
Santander Drive Auto Receivables Trust, Ser 2022-4, Cl A3
4.140%, 02/16/2027	2,380	2,366
Santander Drive Auto Receivables Trust, Ser 2022-5, Cl A3
4.110%, 08/17/2026	1,973	1,966
Santander Retail Auto Lease Trust, Ser 2022-B, Cl A3
3.280%, 11/20/2025 (D)	2,920	2,871
Toyota Auto Loan Extended Note Trust, Ser 2019-1A, Cl A
2.560%, 11/25/2031 (D)	885	862
Toyota Auto Loan Extended Note Trust, Ser 2020-1A, Cl A
1.350%, 05/25/2033 (D)	1,600	1,486
Toyota Auto Loan Extended Note Trust, Ser 2022-1A, Cl A
3.820%, 04/25/2035 (D)	8,775	8,665
Toyota Auto Receivables Owner Trust, Ser 2019-D, Cl A3
1.920%, 01/16/2024	130	130
Toyota Auto Receivables Owner Trust, Ser 2021-D, Cl A3
0.710%, 04/15/2026	766	730
Toyota Auto Receivables Owner Trust, Ser 2022-B, Cl A4
3.110%, 08/16/2027	1,873	1,821
Toyota Auto Receivables Owner Trust, Ser 2022-C, Cl A3
3.760%, 04/15/2027	2,255	2,239
Toyota Auto Receivables Owner Trust, Ser 2022-C, Cl A4
3.770%, 02/15/2028	1,787	1,764
Volkswagen Auto Lease Trust, Ser 2022-A, Cl A3
3.440%, 07/21/2025	1,135	1,125
Westlake Automobile Receivables Trust, Ser 2019-3A, Cl C
2.490%, 10/15/2024 (D)	395	395

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Westlake Automobile Receivables Trust, Ser 2021-1A, Cl A2A
0.390%, 10/15/2024 (D)	$542	$539
Wheels SPV II LLC, Ser 2020-1A, Cl A2
0.510%, 08/20/2029 (D)	1,116	1,102
World Omni Auto Receivables Trust, Ser 2022-C, Cl A3
3.660%, 10/15/2027	1,665	1,655
World Omni Automobile Lease Securitization Trust, Ser 2022-A, Cl A3
3.210%, 02/18/2025	1,765	1,743
World Omni Automobile Lease Securitization Trust, Ser 2022-A, Cl A4
3.340%, 06/15/2027	1,040	1,031
		159,419

Credit Cards — 0.7%

American Express Credit Account Master Trust, Ser 2022-2, Cl A
3.390%, 05/17/2027	8,182	8,084
American Express Credit Account Master Trust, Ser 2022-3, Cl A
3.750%, 08/16/2027	18,084	18,004
BA Credit Card Trust, Ser 2022-A1, Cl A1
3.530%, 11/15/2027	3,297	3,267
Capital One Multi-Asset Execution Trust, Ser 2021-A2, Cl A2
1.390%, 07/15/2030	2,458	2,128
Capital One Multi-Asset Execution Trust, Ser 2022-A2, Cl A
3.490%, 05/15/2027	2,377	2,354
Citibank Credit Card Issuance Trust, Ser 2017-A6, Cl A6
3.161%, ICE LIBOR USD 1 Month + 0.770%, 05/14/2029 (A)	5,880	5,821
Discover Card Execution Note Trust, Ser 2022-A3, Cl A3
3.560%, 07/15/2027	12,310	12,191
Synchrony Card Funding LLC, Ser 2022-A1, Cl A
3.370%, 04/15/2028	2,821	2,777
Synchrony Card Funding LLC, Ser 2022-A2, Cl A
3.860%, 07/15/2028	2,827	2,813
		57,439

Mortgage Related Securities — 0.2%

Aames Mortgage Trust, Ser 2002-1, Cl A3
7.396%, 06/25/2032 (C)	16	16

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Accredited Mortgage Loan Trust, Ser 2005-3, Cl M3
3.164%, ICE LIBOR USD 1 Month + 0.720%, 09/25/2035 (A)	$3,728	$3,681
Bayview Financial Mortgage Pass-Through Trust, Ser 2006-A, Cl M3
3.468%, ICE LIBOR USD 1 Month + 0.975%, 02/28/2041 (A)	488	486
Centex Home Equity Loan Trust, Ser 2005-A, Cl M1
3.164%, ICE LIBOR USD 1 Month + 0.720%, 01/25/2035 (A)	2,343	2,317
Delta Funding Home Equity Loan Trust, Ser 1999-3, Cl A1A
3.211%, ICE LIBOR USD 1 Month + 0.820%, 09/15/2029 (A)	166	153
Master Asset-Backed Securities Trust, Ser 2006-WMC3, Cl A4
2.604%, ICE LIBOR USD 1 Month + 0.160%, 08/25/2036 (A)	688	268
Morgan Stanley Mortgage Loan Trust, Ser 2007-3XS, Cl 2A3S
5.858%, 01/25/2047 (C)	13	5
RASC Trust, Ser 2005-KS9, Cl M5
3.389%, ICE LIBOR USD 1 Month + 0.630%, 10/25/2035 (A)	6,566	6,516
Soundview Home Loan Trust, Ser 2006-OPT3, Cl 2A3
2.784%, ICE LIBOR USD 1 Month + 0.340%, 06/25/2036 (A)	77	77
Structured Asset Securities Pass-Through Certificates, Ser 2002-AL1, Cl A2
3.450%, 02/25/2032	19	17
Wells Fargo Home Equity Asset-Backed Securities Trust, Ser 2004-2, Cl A33
3.444%, ICE LIBOR USD 1 Month + 1.000%, 10/25/2034 (A)	2,018	1,952
		15,488

Other Asset-Backed Securities — 6.7%

522 Funding CLO, Ser 2021-6A, Cl A1R
3.933%, 10/23/2034 (A)(D)	1,000	975
ABPCI Direct Lending Fund CLO X, Ser 2020-10A, Cl A1A
4.660%, ICE LIBOR USD 3 Month + 1.950%, 01/20/2032 (A)(D)	2,420	2,400
ABPCI Direct Lending Fund IX LLC, Ser 2021-9A, Cl A1R
4.169%, ICE LIBOR USD 3 Month + 1.400%, 11/18/2031 (A)(D)	4,190	4,111

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
AccessLex Institute, Ser 2007-A, Cl A3
3.297%, ICE LIBOR USD 3 Month + 0.300%, 05/25/2036 (A)	$1,874	$1,810
ACRES Commercial Realty, Ser 2021-FL1, Cl AS
3.980%, ICE LIBOR USD 1 Month + 1.600%, 06/15/2036 (A)(D)	6,000	5,850
AGL CLO VI, Ser 2021-6A, Cl AR
3.910%, ICE LIBOR USD 3 Month + 1.200%, 07/20/2034 (A)(D)	1,360	1,327
Aimco CLO XI, Ser 2021-11A, Cl AR
3.870%, ICE LIBOR USD 3 Month + 1.130%, 10/17/2034 (A)(D)	5,500	5,335
Aligned Data Centers Issuer LLC, Ser 2021-1A, Cl A2
1.937%, 08/15/2046 (D)	3,630	3,196
American Homes 4 Rent, Ser 2015-SFR1, Cl A
3.467%, 04/17/2052 (D)	4,441	4,323
AMMC CLO IX, Ser 2019-19A, Cl AR
3.652%, ICE LIBOR USD 3 Month + 1.140%, 10/16/2028 (A)(D)	758	753
AMMC CLO XIII, Ser 2021-13A, Cl A1R2
3.833%, ICE LIBOR USD 3 Month + 1.050%, 07/24/2029 (A)(D)	5,415	5,360
Antares CLO, Ser 2021-1A, Cl A1R
4.243%, ICE LIBOR USD 3 Month + 1.460%, 10/23/2033 (A)(D)	2,500	2,414
Apidos CLO XXXV, Ser 2021-35A, Cl A
3.760%, ICE LIBOR USD 3 Month + 1.050%, 04/20/2034 (A)(D)	1,320	1,285
Applebee's Funding LLC / IHOP Funding LLC, Ser 2019-1A, Cl A2I
4.194%, 06/05/2049 (D)	1,980	1,901
Aqua Finance Trust, Ser 2021-A, Cl A
1.540%, 07/17/2046 (D)	2,123	1,965
Arbor Realty Commercial Real Estate Notes, Ser 2021-FL4, Cl AS
4.091%, ICE LIBOR USD 1 Month + 1.700%, 11/15/2036 (A)(D)	4,831	4,632
Arbor Realty Commercial Real Estate Notes, Ser 2022-FL1, Cl A
3.333%, SOFR30A + 1.450%, 01/15/2037 (A)(D)	1,848	1,808
Ares LXIII CLO, Ser 2022-63A, Cl A1A
2.267%, TSFR3M + 1.380%, 04/20/2035 (A)(D)	2,750	2,693
Ares XLII Clo, Ser 2021-42A, Cl BR
4.259%, ICE LIBOR USD 3 Month + 1.500%, 01/22/2028 (A)(D)	2,000	1,956

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Balboa Bay Loan Funding, Ser 2021-2A, Cl A1
3.880%, ICE LIBOR USD 3 Month + 1.170%, 01/20/2035 (A)(D)	$1,230	$1,195
Barings CLO, Ser 2017-IA, Cl AR
3.510%, ICE LIBOR USD 3 Month + 0.800%, 01/20/2028 (A)(D)	2,808	2,772
Blackbird Capital Aircraft, Ser 2021-1A, Cl A
2.443%, 07/15/2046 (D)	915	774
Brazos Education Loan Authority, Ser 2012-1, Cl A1
3.144%, ICE LIBOR USD 1 Month + 0.700%, 12/26/2035 (A)	953	934
Brazos Higher Education Authority, Ser 2010-1, Cl A2
4.197%, ICE LIBOR USD 3 Month + 1.200%, 02/25/2035 (A)	4,835	4,782
Brazos Higher Education Authority, Ser 2011-1, Cl A2
3.797%, ICE LIBOR USD 3 Month + 0.800%, 02/25/2030 (A)	205	205
Brazos Higher Education Authority, Ser 2011-2, Cl A3
3.783%, ICE LIBOR USD 3 Month + 1.000%, 10/27/2036 (A)	3,456	3,422
BSPRT Issuer, Ser 2019-FL5, Cl A
3.541%, ICE LIBOR USD 1 Month + 1.150%, 05/15/2029 (A)(D)	1,207	1,202
Carlyle Global Market Strategies CLO, Ser 2018-3RA, Cl A1A
3.819%, ICE LIBOR USD 3 Month + 1.050%, 07/27/2031 (A)(D)	863	846
Carlyle US CLO, Ser 2021-1A, Cl A2R
4.360%, ICE LIBOR USD 3 Month + 1.650%, 07/20/2034 (A)(D)	3,030	2,915
Catskill Park CLO, Ser 2017-1A, Cl A2
4.410%, ICE LIBOR USD 3 Month + 1.700%, 04/20/2029 (A)(D)	1,500	1,470
Cayuga Park CLO, Ser 2021-1A, Cl AR
3.860%, ICE LIBOR USD 3 Month + 1.120%, 07/17/2034 (A)(D)	2,360	2,299
CBAM, Ser 2017-1A, Cl A1
3.960%, ICE LIBOR USD 3 Month + 1.250%, 07/20/2030 (A)(D)	750	743
Cedar Funding V CLO, Ser 2020-5A, Cl AFRR
1.937%, 07/17/2031 (D)	1,580	1,453
Cerberus Loan Funding XXVIII, Ser 2020-1A, Cl A
4.362%, ICE LIBOR USD 3 Month + 1.850%, 10/15/2031 (A)(D)	700	695
Chase Funding Trust, Ser 2003-6, Cl 1A5
4.887%, 11/25/2034 (C)	102	98

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Chase Funding Trust, Ser 2003-6, Cl 1A7
4.887%, 11/25/2034 (C)	$101	$97
CIFC Funding, Ser 2021-7A, Cl A1
3.913%, ICE LIBOR USD 3 Month + 1.130%, 01/23/2035 (A)(D)	6,225	6,023
CIT Education Loan Trust, Ser 2007-1, Cl A
2.287%, ICE LIBOR USD 3 Month + 0.090%, 03/25/2042 (A)(D)	1,254	1,192
Citicorp Residential Mortgage Trust, Ser 2006-2, Cl A5
5.031%, 09/25/2036 (C)	619	616
Citicorp Residential Mortgage Trust, Ser 2007-1, Cl A5
5.009%, 03/25/2037 (C)	383	375
CLI Funding VIII LLC, Ser 2022-1A, Cl A1
2.720%, 01/18/2047 (D)	1,710	1,520
CNH Equipment Trust, Ser 2022-B, Cl A3
3.890%, 08/16/2027	3,130	3,130
College Avenue Student Loans LLC, Ser 2017-A, Cl A1
4.094%, ICE LIBOR USD 1 Month + 1.650%, 11/26/2046 (A)(D)	619	613
College Avenue Student Loans LLC, Ser 2018-A, Cl A2
4.130%, 12/26/2047 (D)	447	429
College Avenue Student Loans LLC, Ser 2019-A, Cl A2
3.280%, 12/28/2048 (D)	940	898
College Avenue Student Loans LLC, Ser 2021-A, Cl A2
1.600%, 07/25/2051 (D)	1,329	1,140
College Avenue Student Loans LLC, Ser 2021-B, Cl A2
1.760%, 06/25/2052 (D)	755	669
College Avenue Student Loans LLC, Ser 2021-C, Cl A2
2.320%, 07/26/2055 (D)	483	428
COOF Securitization Trust, Ser 2014-1, Cl A, IO
2.779%, 06/25/2040 (A)(D)	155	12
Countrywide Asset-Backed Certificates Trust, Ser 2004-6, Cl 1A1
2.984%, ICE LIBOR USD 1 Month + 0.540%, 12/25/2034 (A)	2,111	2,006
Countrywide Asset-Backed Certificates Trust, Ser 2007-13, Cl 2A1
3.344%, ICE LIBOR USD 1 Month + 0.900%, 10/25/2047 (A)	214	206
Countrywide Asset-Backed Certificates, Ser 2006-SD3, Cl A1
3.104%, ICE LIBOR USD 1 Month + 0.660%, 07/25/2036 (A)(D)	31	30

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Countrywide Home Equity Loan Revolving Home Equity Loan Trust, Ser 2007-A, Cl A
2.511%, ICE LIBOR USD 1 Month + 0.120%, 04/15/2037 (A)	$1,309	$1,218
Credit-Based Asset Servicing and Securitization LLC, Ser 2003-CB3, Cl AF1
3.379%, 12/25/2032 (C)	24	23
Credit-Based Asset Servicing and Securitization LLC, Ser 2006-CB2, Cl AF2
3.022%, 12/25/2036 (C)	334	281
DLLST LLC, Ser 2022-1A, Cl A3
3.400%, 01/21/2025 (D)	5,820	5,702
Dryden LXXV CLO, Ser 2021-75A, Cl AR2
3.552%, ICE LIBOR USD 3 Month + 1.040%, 04/15/2034 (A)(D)	1,260	1,221
Dryden LXXVII CLO, Ser 2021-77A, Cl BR
4.634%, ICE LIBOR USD 3 Month + 1.650%, 05/20/2034 (A)(D)	2,910	2,779
Dryden XXVI Senior Loan Fund, Ser 2018-26A, Cl AR
3.412%, ICE LIBOR USD 3 Month + 0.900%, 04/15/2029 (A)(D)	3,752	3,706
Eaton Vance CLO, Ser 2021-2A, Cl AR
3.662%, ICE LIBOR USD 3 Month + 1.150%, 01/15/2035 (A)(D)	1,830	1,782
Educational Funding of the South, Ser 2011-1, Cl A2
3.433%, ICE LIBOR USD 3 Month + 0.650%, 04/25/2035 (A)	964	960
EFS Volunteer No. 3 LLC, Ser 2012-1, Cl A3
3.444%, ICE LIBOR USD 1 Month + 1.000%, 04/25/2033 (A)(D)	2,127	2,100
FirstKey Homes Trust, Ser 2020-SFR2, Cl A
1.266%, 10/19/2037 (D)	8,598	7,896
FNMA Grantor Trust, Ser 2017-T1, Cl A
2.898%, 06/25/2027	179	172
Fremont Home Loan Trust, Ser 2005-E, Cl 2A4
3.104%, ICE LIBOR USD 1 Month + 0.660%, 01/25/2036 (A)	7,243	7,013
Global SC Finance II SRL, Ser 2014-1A, Cl A2
3.090%, 07/17/2029 (D)	528	515
GoldentTree Loan Management US CLO I, Ser 2021-11A, Cl B
4.310%, ICE LIBOR USD 3 Month + 1.600%, 10/20/2034 (A)(D)	6,000	5,769
Golub Capital Partners CLO XLV MM, Ser 2019-45A, Cl A
4.430%, ICE LIBOR USD 3 Month + 1.720%, 10/20/2031 (A)(D)	1,500	1,482

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Golub Capital Partners CLO XXV MM, Ser 2018-25A, Cl AR
4.212%, ICE LIBOR USD 3 Month + 1.380%, 05/05/2030 (A)(D)	$3,046	$3,002
Great Lakes Kcap F3c Senior LLC, Ser 2017-1A, Cl A
3.996%, ICE LIBOR USD 3 Month + 1.900%, 12/20/2029 (A)(D)	3,397	3,368
Halsey Point CLO I, Ser 2019-1A, Cl A1A1
4.060%, ICE LIBOR USD 3 Month + 1.350%, 01/20/2033 (A)(D)	590	583
Halsey Point CLO III, Ser 2020-3A, Cl A1A
4.232%, ICE LIBOR USD 3 Month + 1.450%, 11/30/2032 (A)(D)	700	691
Hardee's Funding LLC, Ser 2021-1A, Cl A2
2.865%, 06/20/2051 (D)	3,722	3,105
HGI CRE CLO, Ser 2021-FL1, Cl A
3.437%, ICE LIBOR USD 1 Month + 1.050%, 06/16/2036 (A)(D)	3,020	2,939
Higher Education Funding I, Ser 2014-1, Cl A
4.047%, ICE LIBOR USD 3 Month + 1.050%, 05/25/2034 (A)(D)	1,080	1,077
Hildene Community Funding CDO, Ser 2021-1A, Cl ARR
2.600%, 11/01/2035 (D)	2,220	1,931
Hilton Grand Vacations Trust, Ser 2020-AA, Cl A
2.740%, 02/25/2039 (D)	1,204	1,153
Home Partners of America Trust, Ser 2019-2, Cl A
2.703%, 10/19/2039 (D)	3,263	2,962
Home Partners of America Trust, Ser 2022-1, Cl A
3.930%, 04/17/2039 (D)	8,384	8,084
Hotwire Funding LLC, Ser 2021-1, Cl A2
2.311%, 11/20/2051 (D)	1,625	1,436
HPS Loan Management, Ser 2021-16A, Cl A1
3.923%, ICE LIBOR USD 3 Month + 1.140%, 01/23/2035 (A)(D)	7,730	7,520
JGWPT XXX LLC, Ser 2013-3A, Cl A
4.080%, 01/17/2073 (D)	1,246	1,175
JGWPT XXXII LLC, Ser 2014-2A, Cl A
3.610%, 01/17/2073 (D)	1,679	1,557
John Deere Owner Trust, Ser 2022-A, Cl A2
1.900%, 11/15/2024	905	895
KGS-Alpha SBA COOF Trust, Ser 2012-A, Cl A, IO
0.823%, 08/25/2038 (A)(D)	676	13
KGS-Alpha SBA COOF Trust, Ser 2014-2, Cl A, IO
3.097%, 04/25/2040 (A)(D)	122	9

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
KKR CLO XXXII, Ser 2020-32A, Cl A1
3.832%, ICE LIBOR USD 3 Month + 1.320%, 01/15/2032 (A)(D)	$900	$890
KREF, Ser 2022-FL3, Cl A
3.751%, TSFR1M + 1.450%, 02/17/2039 (A)(D)	4,100	3,968
LCM Loan Income Fund I Income Note Issuer, Ser 2018-27A, Cl A1
3.820%, ICE LIBOR USD 3 Month + 1.080%, 07/16/2031 (A)(D)	925	913
LCM XVIII, Ser 2019-19A, Cl AR
3.752%, ICE LIBOR USD 3 Month + 1.240%, 07/15/2027 (A)(D)	119	118
LCM XXI, Ser 2018-21A, Cl AR
3.590%, ICE LIBOR USD 3 Month + 0.880%, 04/20/2028 (A)(D)	614	608
Madison Park Funding XXXV, Ser 2021-35A, Cl A1R
3.700%, ICE LIBOR USD 3 Month + 0.990%, 04/20/2032 (A)(D)	4,010	3,922
Magnetite XIV-R, Ser 2018-14RA, Cl A2
3.860%, ICE LIBOR USD 3 Month + 1.120%, 10/18/2031 (A)(D)	2,910	2,857
MF1 LLC, Ser 2022-FL10, Cl A
4.920%, TSFR1M + 2.635%, 09/17/2037 (A)(D)	1,365	1,361
MF1, Ser 2020-FL4, Cl A
4.111%, TSFR1M + 1.814%, 11/15/2035 (A)(D)	1,421	1,417
MF1, Ser 2021-FL6, Cl A
3.477%, ICE LIBOR USD 1 Month + 1.100%, 07/16/2036 (A)(D)	570	550
MF1, Ser 2021-FL7, Cl A
3.457%, ICE LIBOR USD 1 Month + 1.080%, 10/16/2036 (A)(D)	3,875	3,730
Mid-State Capital Trust, Ser 2006-1, Cl A
5.787%, 10/15/2040 (D)	2,270	2,241
Mid-State Trust XI, Ser 2003-11, Cl A1
4.864%, 07/15/2038	967	945
MKS CLO, Ser 2018-2A, Cl A
3.900%, ICE LIBOR USD 3 Month + 1.190%, 01/20/2031 (A)(D)	1,500	1,483
MVW LLC, Ser 2021-1WA, Cl A
1.140%, 01/22/2041 (D)	1,216	1,120
MVW LLC, Ser 2021-1WA, Cl B
1.440%, 01/22/2041 (D)	611	567
Myers Park CLO, Ser 2018-1A, Cl B1
4.310%, ICE LIBOR USD 3 Month + 1.600%, 10/20/2030 (A)(D)	890	864

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Navient Private Education Loan Trust, Ser 2014-AA, Cl A3
3.991%, ICE LIBOR USD 1 Month + 1.600%, 10/15/2031 (A)(D)	$1,086	$1,086
Navient Private Education Loan Trust, Ser 2016-AA, Cl A2B
4.541%, ICE LIBOR USD 1 Month + 2.150%, 12/15/2045 (A)(D)	416	421
Navient Private Education Loan Trust, Ser 2018-BA, Cl A2A
3.610%, 12/15/2059 (D)	724	710
Navient Private Education Loan Trust, Ser 2020-IA, Cl A1A
1.330%, 04/15/2069 (D)	3,120	2,811
Navient Private Education Refi Loan Trust, Ser 2018-A, Cl A2
3.190%, 02/18/2042 (D)	68	68
Navient Private Education Refi Loan Trust, Ser 2018-CA, Cl A2
3.520%, 06/16/2042 (D)	183	181
Navient Private Education Refi Loan Trust, Ser 2018-DA, Cl A2A
4.000%, 12/15/2059 (D)	2,170	2,129
Navient Private Education Refi Loan Trust, Ser 2019-A, Cl A2A
3.420%, 01/15/2043 (D)	1,271	1,243
Navient Private Education Refi Loan Trust, Ser 2019-CA, Cl A2
3.130%, 02/15/2068 (D)	2,058	1,993
Navient Private Education Refi Loan Trust, Ser 2019-D, Cl A2A
3.010%, 12/15/2059 (D)	2,391	2,255
Navient Private Education Refi Loan Trust, Ser 2019-FA, Cl A2
2.600%, 08/15/2068 (D)	2,894	2,737
Navient Private Education Refi Loan Trust, Ser 2020-BA, Cl A2
2.120%, 01/15/2069 (D)	851	793
Navient Private Education Refi Loan Trust, Ser 2020-DA, Cl A
1.690%, 05/15/2069 (D)	1,408	1,307
Navient Private Education Refi Loan Trust, Ser 2020-EA, Cl A
1.690%, 05/15/2069 (D)	1,549	1,420
Navient Private Education Refi Loan Trust, Ser 2020-GA, Cl A
1.170%, 09/16/2069 (D)	2,830	2,592
Navient Private Education Refi Loan Trust, Ser 2020-HA, Cl A
1.310%, 01/15/2069 (D)	1,758	1,621

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Navient Private Education Refi Loan Trust, Ser 2021-A, Cl A
0.840%, 05/15/2069 (D)	$737	$662
Navient Private Education Refi Loan Trust, Ser 2021-BA, Cl A
0.940%, 07/15/2069 (D)	1,972	1,740
Navient Private Education Refi Loan Trust, Ser 2021-CA, Cl A
1.060%, 10/15/2069 (D)	3,202	2,868
Navient Private Education Refi Loan Trust, Ser 2021-EA, Cl A
0.970%, 12/16/2069 (D)	5,657	4,959
Navient Private Education Refi Loan Trust, Ser 2021-FA, Cl A
1.110%, 02/18/2070 (D)	2,505	2,175
Navient Private Education Refi Loan Trust, Ser 2021-GA, Cl A
1.580%, 04/15/2070 (D)	1,673	1,464
Navient Private Education Refi Loan Trust, Ser 2022-A, Cl A
2.230%, 07/15/2070 (D)	3,351	3,054
Navient Student Loan Trust, Ser 2014-1, Cl A3
2.954%, ICE LIBOR USD 1 Month + 0.510%, 06/25/2031 (A)	2,826	2,723
Navient Student Loan Trust, Ser 2014-3, Cl A
3.064%, ICE LIBOR USD 1 Month + 0.620%, 03/25/2083 (A)	3,355	3,264
Navient Student Loan Trust, Ser 2014-4, Cl A
3.064%, ICE LIBOR USD 1 Month + 0.620%, 03/25/2083 (A)	2,282	2,213
Navient Student Loan Trust, Ser 2016-3A, Cl A3
3.794%, ICE LIBOR USD 1 Month + 1.350%, 06/25/2065 (A)(D)	1,541	1,533
Navient Student Loan Trust, Ser 2017-3A, Cl A3
3.494%, ICE LIBOR USD 1 Month + 1.050%, 07/26/2066 (A)(D)	6,630	6,576
Navient Student Loan Trust, Ser 2019-BA, Cl A2A
3.390%, 12/15/2059 (D)	2,672	2,595
Navient Student Loan Trust, Ser 2021-1A, Cl A1A
1.310%, 12/26/2069 (D)	1,147	969
Navient Student Loan Trust, Ser 2021-3A, Cl A1A
1.770%, 08/25/2070 (D)	2,729	2,392
Nelnet Student Loan Trust, Ser 2004-3, Cl A5
2.963%, ICE LIBOR USD 3 Month + 0.180%, 10/27/2036 (A)	736	710

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Nelnet Student Loan Trust, Ser 2004-4, Cl A5
2.943%, ICE LIBOR USD 3 Month + 0.160%, 01/25/2037 (A)	$1,347	$1,307
Nelnet Student Loan Trust, Ser 2005-1, Cl A5
2.893%, ICE LIBOR USD 3 Month + 0.110%, 10/25/2033 (A)	4,622	4,504
Nelnet Student Loan Trust, Ser 2005-2, Cl A5
2.196%, ICE LIBOR USD 3 Month + 0.100%, 03/23/2037 (A)	4,231	4,093
Nelnet Student Loan Trust, Ser 2005-3, Cl A5
2.216%, ICE LIBOR USD 3 Month + 0.120%, 12/24/2035 (A)	3,690	3,578
Nelnet Student Loan Trust, Ser 2005-4, Cl A4
2.276%, ICE LIBOR USD 3 Month + 0.180%, 03/22/2032 (A)	584	555
Nelnet Student Loan Trust, Ser 2014-4A, Cl A2
3.394%, ICE LIBOR USD 1 Month + 0.950%, 11/25/2048 (A)(D)	3,735	3,672
Nelnet Student Loan Trust, Ser 2021-CA, Cl AFX
1.320%, 04/20/2062 (D)	2,770	2,490
New Economy Assets Phase I Sponsor LLC, Ser 2021-1, Cl B1
2.410%, 10/20/2061 (D)	5,740	4,926
Newcastle Mortgage Securities Trust, Ser 2007-1, Cl 1A1
2.634%, ICE LIBOR USD 1 Month + 0.190%, 04/25/2037 (A)	6,753	6,475
NP SPE X, Ser 2021-1A, Cl A1
2.230%, 03/19/2051 (D)	2,570	2,268
Octagon Investment Partners L, Ser 2021-4A, Cl AR
3.662%, ICE LIBOR USD 3 Month + 1.150%, 01/15/2035 (A)(D)	3,235	3,155
Octagon Investment Partners XIV, Ser 2021-1A, Cl AARR
3.462%, ICE LIBOR USD 3 Month + 0.950%, 07/15/2029 (A)(D)	6,000	5,916
Octagon Investment Partners XXI, Ser 2021-1A, Cl AAR3
3.905%, ICE LIBOR USD 3 Month + 1.000%, 02/14/2031 (A)(D)	1,300	1,271
OHA Credit Funding VII, Ser 2022-7A, Cl AR
3.853%, TSFR3M + 1.300%, 02/24/2037 (A)(D)	1,730	1,691

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Orange Lake Timeshare Trust, Ser 2018-A, Cl A
3.100%, 11/08/2030 (D)	$142	$138
Orange Lake Timeshare Trust, Ser 2019-A, Cl A
3.060%, 04/09/2038 (D)	861	828
Owl Rock CLO III, Ser 2020-3A, Cl A1L
4.510%, ICE LIBOR USD 3 Month + 1.800%, 04/20/2032 (A)(D)	1,620	1,600
Palmer Square CLO, Ser 2021-1A, Cl A1R
4.055%, ICE LIBOR USD 3 Month + 1.150%, 11/14/2034 (A)(D)	2,430	2,361
Palmer Square CLO, Ser 2022-1A, Cl A
1.786%, TSFR3M + 1.320%, 04/20/2035 (A)(D)	5,800	5,599
Pawneee Equipment Receivables, Ser 2021-1, Cl A2
1.100%, 07/15/2027 (D)	1,949	1,869
Point Au Roche Park CLO, Ser 2021-1A, Cl A
3.790%, ICE LIBOR USD 3 Month + 1.080%, 07/20/2034 (A)(D)	3,130	3,047
Progress Residential Trust, Ser 2019-SFR3, Cl A
2.271%, 09/17/2036 (D)	2,653	2,551
Progress Residential Trust, Ser 2019-SFR4, Cl A
2.687%, 10/17/2036 (D)	2,235	2,172
Progress Residential Trust, Ser 2021-SFR11, Cl A
2.283%, 01/17/2039 (D)	1,761	1,521
Progress Residential Trust, Ser 2021-SFR3, Cl A
1.637%, 05/17/2026 (D)	6,184	5,538
Progress Residential Trust, Ser 2022-SFR3, Cl A
3.200%, 04/17/2039 (D)	2,435	2,265
RAMP Trust, Ser 2007-RZ1, Cl A3
2.944%, ICE LIBOR USD 1 Month + 0.500%, 02/25/2037 (A)	4,725	4,664
RASC Trust, Ser 2006-KS2, Cl M2
3.029%, ICE LIBOR USD 1 Month + 0.585%, 03/25/2036 (A)	1,821	1,792
Recette CLO, Ser 2021-1A, Cl ARR
3.790%, ICE LIBOR USD 3 Month + 1.080%, 04/20/2034 (A)(D)	760	739
REESE PARK CLO, Ser 2021-1A, Cl AR
3.642%, ICE LIBOR USD 3 Month + 1.130%, 10/15/2034 (A)(D)	3,690	3,597
Rockford Tower CLO, Ser 2021-2A, Cl AR
4.084%, ICE LIBOR USD 3 Month + 1.100%, 08/20/2032 (A)(D)	5,000	4,871

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
RR III, Ser 2018-3A, Cl A1R2
3.602%, ICE LIBOR USD 3 Month + 1.090%, 01/15/2030 (A)(D)	$1,100	$1,084
SBA Small Business Investment, Ser 2018-10B, Cl 1
3.548%, 09/10/2028	1,603	1,561
SBA Small Business Investment, Ser 2019-10A, Cl 1
3.113%, 03/10/2029	869	840
SBA Small Business Investment, Ser 2022-10A, Cl 1
2.938%, 03/10/2032	1,775	1,693
Sequoia Infrastructure Funding I, Ser 2021-1A, Cl A
3.912%, ICE LIBOR USD 3 Month + 1.400%, 04/15/2031 (A)(D)	1,274	1,266
Sierra Timeshare Receivables Funding LLC, Ser 2018-3A, Cl B
3.870%, 09/20/2035 (D)	1,065	1,043
Silver Rock CLO I, Ser 2020-1A, Cl A
4.360%, ICE LIBOR USD 3 Month + 1.650%, 10/20/2031 (A)(D)	2,350	2,332
SLM Private Education Loan Trust, Ser 2010-C, Cl A5
7.141%, ICE LIBOR USD 1 Month + 4.750%, 10/15/2041 (A)(D)	1,754	1,912
SLM Student Loan Trust, Ser 2003-4, Cl A5D
2.579%, ICE LIBOR USD 3 Month + 0.750%, 03/15/2033 (A)(D)	750	748
SLM Student Loan Trust, Ser 2003-7A, Cl A5A
3.029%, ICE LIBOR USD 3 Month + 1.200%, 12/15/2033 (A)(D)	2,764	2,699
SLM Student Loan Trust, Ser 2006-8, Cl A6
2.943%, ICE LIBOR USD 3 Month + 0.160%, 01/25/2041 (A)	3,697	3,455
SLM Student Loan Trust, Ser 2008-2, Cl B
3.983%, ICE LIBOR USD 3 Month + 1.200%, 01/25/2083 (A)	1,155	909
SLM Student Loan Trust, Ser 2008-3, Cl B
3.983%, ICE LIBOR USD 3 Month + 1.200%, 04/26/2083 (A)	1,155	967
SLM Student Loan Trust, Ser 2008-4, Cl B
4.633%, ICE LIBOR USD 3 Month + 1.850%, 04/25/2073 (A)	1,155	1,110
SLM Student Loan Trust, Ser 2008-5, Cl B
4.633%, ICE LIBOR USD 3 Month + 1.850%, 07/25/2073 (A)	1,155	1,133
SLM Student Loan Trust, Ser 2008-6, Cl A4
3.883%, ICE LIBOR USD 3 Month + 1.100%, 07/25/2023 (A)	3,930	3,838

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2008-6, Cl B
4.633%, ICE LIBOR USD 3 Month + 1.850%, 07/26/2083 (A)	$1,155	$1,079
SLM Student Loan Trust, Ser 2008-7, Cl B
4.633%, ICE LIBOR USD 3 Month + 1.850%, 07/26/2083 (A)	1,155	1,039
SLM Student Loan Trust, Ser 2008-8, Cl B
5.033%, ICE LIBOR USD 3 Month + 2.250%, 10/25/2075 (A)	1,155	1,118
SLM Student Loan Trust, Ser 2008-9, Cl A
4.283%, ICE LIBOR USD 3 Month + 1.500%, 04/25/2023 (A)	2,605	2,592
SLM Student Loan Trust, Ser 2008-9, Cl B
5.033%, ICE LIBOR USD 3 Month + 2.250%, 10/25/2083 (A)	1,155	1,089
SLM Student Loan Trust, Ser 2011-2, Cl A2
3.644%, ICE LIBOR USD 1 Month + 1.200%, 10/25/2034 (A)	421	418
SLM Student Loan Trust, Ser 2014-3A, Cl A6A
3.333%, ICE LIBOR USD 3 Month + 0.550%, 10/25/2064 (A)(D)	6,073	5,905
SMB Private Education Loan Trust, Ser 2016-B, Cl A2A
2.430%, 02/17/2032 (D)	485	471
SMB Private Education Loan Trust, Ser 2016-B, Cl A2B
3.841%, ICE LIBOR USD 1 Month + 1.450%, 02/17/2032 (A)(D)	630	629
SMB Private Education Loan Trust, Ser 2016-C, Cl A2B
3.491%, ICE LIBOR USD 1 Month + 1.100%, 09/15/2034 (A)(D)	567	566
SMB Private Education Loan Trust, Ser 2018-C, Cl A2A
3.630%, 11/15/2035 (D)	736	716
SMB Private Education Loan Trust, Ser 2019-A, Cl A2A
3.440%, 07/15/2036 (D)	3,455	3,352
SMB Private Education Loan Trust, Ser 2020-A, Cl A2A
2.230%, 09/15/2037 (D)	1,108	1,050
SMB Private Education Loan Trust, Ser 2020-BA, Cl A1A
1.290%, 07/15/2053 (D)	1,928	1,751
SMB Private Education Loan Trust, Ser 2020-PTA, Cl A2A
1.600%, 09/15/2054 (D)	2,283	2,082
SMB Private Education Loan Trust, Ser 2020-PTB, Cl A2A
1.600%, 09/15/2054 (D)	6,574	5,991

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SMB Private Education Loan Trust, Ser 2021-A, Cl A2B
1.590%, 01/15/2053 (D)	$1,430	$1,280
SMB Private Education Loan Trust, Ser 2021-A, Cl APT1
1.070%, 01/15/2053 (D)	5,332	4,736
SMB Private Education Loan Trust, Ser 2021-B, Cl A
1.310%, 07/17/2051 (D)	3,350	3,043
SMB Private Education Loan Trust, Ser 2021-C, Cl A2
3.191%, ICE LIBOR USD 1 Month + 0.800%, 01/15/2053 (A)(D)	3,005	2,897
SMB Private Education Loan Trust, Ser 2021-C, Cl APT1
1.390%, 01/15/2053 (D)	2,847	2,540
SMB Private Education Loan Trust, Ser 2021-C, Cl B
2.300%, 01/15/2053 (D)	1,010	891
SMB Private Education Loan Trust, Ser 2021-D, Cl A1A
1.340%, 03/17/2053 (D)	6,071	5,501
SMB Private Education Loan Trust, Ser 2021-E, Cl A1A
1.680%, 02/15/2051 (D)	4,742	4,331
SMB Private Education Loan Trust, Ser 2022-A, Cl APT
2.850%, 11/16/2054 (D)	2,209	2,024
SMB Private Education Loan Trust, Ser 2022-C, Cl A1A
4.480%, 05/16/2050 (D)	1,589	1,574
SoFi Professional Loan Program LLC, Ser 2017-D, Cl A2FX
2.650%, 09/25/2040 (D)	50	48
SoFi Professional Loan Program LLC, Ser 2017-E, Cl A2B
2.720%, 11/26/2040 (D)	136	135
SoFi Professional Loan Program LLC, Ser 2021-A, Cl AFX
1.030%, 08/17/2043 (D)	1,695	1,513
SoFi Professional Loan Program LLC, Ser 2021-B, Cl AFX
1.140%, 02/15/2047 (D)	1,909	1,643
SoFi Professional Loan Program Trust, Ser 2020-C, Cl AFX
1.950%, 02/15/2046 (D)	264	247
South Carolina Student Loan, Ser 2015-A, Cl A
3.944%, ICE LIBOR USD 1 Month + 1.500%, 01/25/2036 (A)	1,161	1,154

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Southwick Park CLO LLC, Ser 2021-4A, Cl A1R
3.770%, ICE LIBOR USD 3 Month + 1.060%, 07/20/2032 (A)(D)	$5,170	$5,066
Stack Infrastructure Issuer LLC, Ser 2019-1A, Cl A2
4.540%, 02/25/2044 (D)	979	975
Stack Infrastructure Issuer LLC, Ser 2020-1A, Cl A2
1.893%, 08/25/2045 (D)	6,252	5,667
Structured Asset Investment Loan Trust, Ser 2004-7, Cl A8
3.644%, ICE LIBOR USD 1 Month + 1.200%, 08/25/2034 (A)	991	966
Structured Asset Investment Loan Trust, Ser 2004-8, Cl A2
2.994%, ICE LIBOR USD 1 Month + 0.550%, 09/25/2034 (A)	2,407	2,276
Structured Asset Securities Mortgage Loan Trust, Ser 2006-BC5, Cl A4
2.784%, ICE LIBOR USD 1 Month + 0.340%, 12/25/2036 (A)	2,251	2,209
STWD, Ser 2019-FL1, Cl A
3.491%, TSFR1M + 1.194%, 07/15/2038 (A)(D)	571	567
STWD, Ser 2022-FL3, Cl A
3.233%, SOFR30A + 1.350%, 11/15/2038 (A)(D)	200	193
Towd Point Mortgage Trust, Ser 2019-MH1, Cl A1
3.000%, 11/25/2058 (A)(D)	1,708	1,681
Trestles CLO IV, Ser 2021-4A, Cl B1
4.432%, ICE LIBOR USD 3 Month + 1.700%, 07/21/2034 (A)(D)	6,300	6,066
Triton Container Finance VIII LLC, Ser 2020-1A, Cl A
2.110%, 09/20/2045 (D)	1,033	912
Triumph Rail Holdings LLC, Ser 2021-2, Cl A
2.150%, 06/19/2051 (D)	2,138	1,893
TRTX Issuer, Ser 2022-FL5, Cl A
3.633%, SOFR30A + 1.650%, 02/15/2039 (A)(D)	4,050	3,947
U.S. Small Business Administration, Ser 2019-20D, Cl 1
2.980%, 04/01/2039	249	239
U.S. Small Business Administration, Ser 2019-25G, Cl 1
2.690%, 07/01/2044	459	416
U.S. Small Business Administration, Ser 2022-25E, Cl 1
3.940%, 05/01/2047	1,025	1,025

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
U.S. Small Business Administration, Ser 2022-25F, Cl 1
4.010%, 06/01/2047	$1,270	$1,270
U.S. Small Business Administration, Ser 2022-25G, Cl 1
3.930%, 07/01/2047	9,324	9,275
U.S. Small Business Administration, Ser 2022-25H, Cl 1
3.800%, 08/01/2047	5,262	5,168
Venture XXXII CLO, Ser 2018-32A, Cl A2A
3.810%, ICE LIBOR USD 3 Month + 1.070%, 07/18/2031 (A)(D)	900	886
Verizon Master Trust, Ser 2022-2, Cl A
1.530%, 07/20/2028	1,524	1,437
Verizon Master Trust, Ser 2022-4, Cl A
3.400%, 11/20/2028 (C)	3,208	3,159
Verizon Master Trust, Ser 2022-6, Cl A
3.670%, 01/22/2029 (C)	2,888	2,865
Verizon Owner Trust, Ser 2020-A, Cl A1A
1.850%, 07/22/2024	236	235
Voya CLO, Ser 2018-3A, Cl A1A
3.662%, ICE LIBOR USD 3 Month + 1.150%, 10/15/2031 (A)(D)	2,810	2,765
Voya CLO, Ser 2018-3A, Cl A1R
3.930%, ICE LIBOR USD 3 Month + 1.190%, 10/18/2031 (A)(D)	750	741
Voya CLO, Ser 2021-3A, Cl A1R
3.750%, ICE LIBOR USD 3 Month + 1.040%, 04/20/2034 (A)(D)	1,110	1,080
Wells Fargo Home Equity Asset-Backed Securities Trust, Ser 2006-2, Cl M2
2.734%, ICE LIBOR USD 1 Month + 0.290%, 07/25/2036 (A)	9,386	9,200
Wendy's Funding LLC, Ser 2021-1A, Cl A2I
2.370%, 06/15/2051 (D)	4,000	3,346
Whitebox CLO II, Ser 2021-2A, Cl A1R
4.003%, ICE LIBOR USD 3 Month + 1.220%, 10/24/2034 (A)(D)	1,810	1,759
Whitebox CLO III, Ser 2021-3A, Cl A1
3.732%, ICE LIBOR USD 3 Month + 1.220%, 10/15/2034 (A)(D)	2,140	2,085
Z Capital Credit Partners CLO, Ser 2021-1A, Cl A1R
4.250%, ICE LIBOR USD 3 Month + 1.510%, 07/16/2031 (A)(D)	1,910	1,896

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Zais CLO XIII, Ser 2019-13A, Cl A1A
4.002%, ICE LIBOR USD 3 Month + 1.490%, 07/15/2032 (A)(D)		$1,302	$1,289
			537,822

Total Asset-Backed Securities
(Cost $798,219) ($ Thousands)			770,168

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.1%
FHLB
1.610%, 09/04/2024		6,180	5,922
1.610%, 09/04/2024		6,180	5,922
1.200%, 12/23/2024		24,815	23,513
1.040%, 06/14/2024		24,830	23,657
FHLB DN
0.000%, 02/28/2023(B)		10,000	9,842
FHLMC
0.000%, 07/15/2031(B)		600	435
FHLMC MTN
0.000%, 12/14/2029(B)		2,887	2,256
FNMA
2.625%, 09/06/2024		510	501
0.000%, 11/15/2030(B)		8,487	6,342
0.500%, 06/17/2025		7,405	6,807
Resolution Funding Interest STRIP
0.000%, 01/15/2030(B)		1,930	1,481
Resolution Funding Principal STRIP
0.000%, 04/15/2030(B)		2,570	1,952
Tennessee Valley Authority
0.750%, 05/15/2025		1,895	1,755
Tennessee Valley Authority Principal STRIP, PO
0.000%, 11/01/2025(B)		1,000	887

Total U.S. Government Agency Obligations
(Cost $96,845) ($ Thousands)			91,272

SOVEREIGN DEBT — 0.9%

Abu Dhabi Government International Bond
2.500%, 10/11/2022(D)		4,220	4,216
Bermuda Government International Bond
5.000%, 07/15/2032(D)		953	959
Chile Government International Bond
4.340%, 03/07/2042		1,207	1,036
3.500%, 01/31/2034		538	467
3.100%, 05/07/2041		1,970	1,442
China Government Bond
3.310%, 11/30/2025	CNY	5,000	743

Description	Face Amount (Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Colombia Government International Bond
5.625%, 02/26/2044	$2,570	$1,869
5.200%, 05/15/2049	3,500	2,382
5.000%, 06/15/2045	3,310	2,222
3.125%, 04/15/2031	1,010	762
Export-Import Bank of India
3.375%, 08/05/2026(D)	1,410	1,347
Hong Kong Airport Authority
3.250%, 01/12/2052(D)	2,580	2,026
Indonesia Government International Bond
5.250%, 01/08/2047(D)	1,210	1,206
4.750%, 07/18/2047(D)	400	380
Israel Government AID Bond
5.500%, 09/18/2033	1,000	1,159
0.000%, 11/01/2024(B)	1,000	920
0.000%, 02/15/2025(B)	1,000	910
0.000%, 08/15/2025(B)	1,000	890
Israel Government International Bond
3.375%, 01/15/2050	430	357
2.750%, 07/03/2030	720	682
Italy Government International Bond
3.875%, 05/06/2051	619	453
Kazakhstan Government International Bond
4.875%, 10/14/2044(D)	2,480	2,096
Mexico Government International Bond
6.050%, 01/11/2040	4,408	4,412
4.875%, 05/19/2033	3,946	3,780
4.750%, 03/08/2044	4,300	3,643
4.600%, 02/10/2048	393	315
4.500%, 04/22/2029	1,983	1,940
4.400%, 02/12/2052	2,092	1,600
3.500%, 02/12/2034	1,011	846
2.659%, 05/24/2031	3,630	3,010
Panama Government International Bond
6.700%, 01/26/2036	1,830	1,969
4.500%, 05/15/2047	2,430	1,947
4.500%, 04/01/2056	830	642
4.300%, 04/29/2053	950	726
3.160%, 01/23/2030	310	273
2.252%, 09/29/2032	870	676
Paraguay Government International Bond
5.400%, 03/30/2050(D)	1,321	1,105
4.950%, 04/28/2031(D)	441	424
3.849%, 06/28/2033(D)	388	332
Peruvian Government International Bond
3.600%, 01/15/2072	2,500	1,710
3.550%, 03/10/2051	240	179
Poland Government International Bond
4.000%, 01/22/2024	7,800	7,784
Province of Saskatchewan Canada
3.250%, 06/08/2027	1,136	1,115

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Russian Foreign Bond - Eurobond
5.625%, 04/04/2042	$1,000	$640
Uruguay Government International Bond
5.100%, 06/18/2050	2,630	2,682
4.375%, 01/23/2031(E)	3,280	3,357

Total Sovereign Debt
(Cost $85,058) ($ Thousands)		73,631

MUNICIPAL BONDS — 0.3%
California — 0.1%
California State University, Ser B, RB
2.374%, 11/01/2035	1,260	985
California State, Health Facilities Financing Authority, RB
3.000%, 08/15/2051	1,490	1,143
Regents of the University of California Medical Center, Ser N, RB
3.256%, 05/15/2060	4,750	3,497

		5,625

Georgia — 0.1%
Georgia State, Municipal Electric Authority, Build America Project, RB
7.055%, 04/01/2057	158	172
6.637%, 04/01/2057	2,301	2,632

		2,804

Michigan — 0.0%
University of Michigan, Ser A, RB
3.504%, 04/01/2052	1,270	1,097

Nevada — 0.0%
Clark County, Airport System Revenue, Build America Project, Ser C, RB
6.820%, 07/01/2045	1,170	1,483

New York — 0.1%
New York & New Jersey, Port Authority, RB
4.458%, 10/01/2062	1,600	1,547
New York City, GO
3.000%, 08/01/2034	870	749
New York City, Ser D, GO
1.823%, 08/01/2030	2,205	1,833
New York City, Transitional Finance Authority Future Tax Secured Revenue, Ser D-3, RB
2.400%, 11/01/2032	1,085	896
New York City, Transitional Finance Authority, Future Tax Secured Revenue, RB
5.508%, 08/01/2037	1,670	1,809

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Dormitory Authority, Ser F, RB
3.110%, 02/15/2039	$2,795	$2,411
New York State, Transportation Authority, Ser C2, RB
5.175%, 11/15/2049	480	477

		9,722

Ohio — 0.0%
Ohio State University, Build America Project, Ser A, RB
4.800%, 06/01/2111	689	642

Oregon — 0.0%
Oregon State, GO
5.762%, 06/01/2023	499	507

Texas — 0.0%
North Texas, Tollway Authority, Build America Project, RB
6.718%, 01/01/2049	1,154	1,484
University of Texas, Ser B, RB
2.439%, 08/15/2049	585	414

		1,898

Virginia — 0.0%
University of Virginia, RB
2.256%, 09/01/2050	1,595	1,067
Virginia State, Housing Development Authority, Ser 2006-C, Cl CTFS, RB
6.000%, 06/25/2034	73	73

		1,140

Total Municipal Bonds
(Cost $28,798) ($ Thousands)		24,918

	Shares
AFFILIATED PARTNERSHIP — 0.1%
SEI Liquidity Fund, LP
2.260% **†(J)	9,605,314	9,592

Total Affiliated Partnership
(Cost $9,606) ($ Thousands)		9,592

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Core Fixed Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 2.1%
SEI Daily Income Trust, Government Fund, Cl F
1.840%**†	167,686,869	$167,687

Total Cash Equivalent
(Cost $167,687) ($ Thousands)		167,687

Description	Market Value ($ Thousands)
PURCHASED OPTIONS — 0.0%
Total Purchased Options
(Cost $2,254) ($ Thousands)	$746

Total Investments in Securities — 107.8%
(Cost $9,347,678) ($ Thousands)	$8,666,293

WRITTEN OPTIONS — (0.1)%
Total Written Options
(Premiums Received $5,048) ($ Thousands)	$(6,786)

A list of exchange traded option contracts held by the Fund at August 31, 2022, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.0%
Put Options
October 2022, U.S. 10 Year Future Option	331	$38,696	$117.00	9/17/2022	$331
September 2022, U.S. 5 Year Future Option	647	71,696	110.25	9/17/2022	197
September 2022, U.S. 5 Year Future Option	86	84	111.00	9/17/2022	36
USD Put /CAD Call	6,017,000	7,876	1.27	10/22/2022	6
USD Put /CAD Call	5,993,000	7,844	1.27	10/22/2022	5
USD Put /CAD Call	4,110,000	5,380	1.27	10/22/2022	3
USD Put /CAD Call	1,989,000	2,603	1.27	10/22/2022	2
USD Put /CAD Call	1,989,000	2,603	1.27	10/22/2022	1

		136,782			581

Call Options
September 2022, Eurodollars 1 Year Mid Curve Option	652	156,602	98.75	9/17/2022	4
September 2022, Eurodollars 1 Year Mid Curve Option	301	72,297	98.38	9/17/2022	2
December 2022, IMM Eurodollar Future Option	792	189,951	98.38	12/17/2022	20
September 2022, U.S. 10 Year Future Option	530	61,960	118.00	9/17/2022	41
October 2022, U.S. 10 Year Future Option	323	37,761	120.00	9/17/2022	35
September 2022, U.S. 5 Year Future Option	575	563	111.50	9/17/2022	50
October 2022, U.S. 5 Year Future Option	271	30,032	113.25	9/17/2022	13

		549,166			165

Total Purchased Options		$685,948			$746
WRITTEN OPTIONS — (0.1)%
Put Options
June 2023, IMM Eurodollar Future Option	(165)	$(39,561)	97.00	06/17/23	$(496)
December 2022, IMM Eurodollar Future Option	(792)	(189,951)	98.13	12/17/22	(4,341)
November 2022, U.S. 10 Year Future Option	(662)	(77,392)	113.50	10/22/22	(207)
October 2022, U.S. 10 Year Future Option	(556)	(65,000)	118.50	09/17/22	(1,077)
October 2022, U.S. 5 Year Future Option	(86)	(9,531)	109.50	09/17/22	(17)
October 2022, U.S. 5 Year Future Option	(420)	(46,544)	111.25	09/17/22	(368)

		(427,979)			(6,506)

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Core Fixed Income Fund (Continued)

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
WRITTEN OPTIONS (continued)
Call Options
September 2023, 3-Month SOFR Future Option	(297)	$(71,529)	$98.75	09/16/23	$(35)
September 2022, Eurodollars 1 Year Mid Curve Option	(256)	(61,488)	97.50	09/17/22	(2)
September 2022, Eurodollars 1 Year Mid Curve Option	(553)	(132,824)	97.63	09/17/22	(3)
September 2022, Eurodollars 1 Year Mid Curve Option	(1,480)	(355,477)	99.00	09/17/22	(9)
December 2022, IMM Eurodollar Future Option	(792)	(189,951)	98.13	12/17/22	(20)
June 2023, IMM Eurodollar Future Option	(218)	(52,268)	97.50	06/17/23	(41)
December 2022, IMM Eurodollar Future Option	(364)	(87,301)	96.50	12/17/22	(46)
December 2022, IMM Eurodollar Future Option	(1,427)	(342,248)	97.00	12/17/22	(80)
October 2022, U.S. 10 Year Future Option	(259)	(30,279)	122.00	09/17/22	(8)
October 2022, U.S. 10 Year Future Option	(556)	(65,000)	121.00	09/17/22	(26)
October 2022, U.S. 5 Year Future Option	(420)	(46,545)	113.75	09/17/22	(10)

		(1,434,910)			(280)

Total Written Options		$(1,862,889)			$(6,786)

A list of the open futures contracts held by the Fund at August 31, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
90-Day Euro$	411	Jun-2023	$99,218	$98,542	$(676)
90-Day Euro$	1,067	Dec-2022	259,139	255,906	(3,233)
Euro-Bobl	68	Sep-2022	9,153	8,416	(182)
Euro-Bund	3	Sep-2022	496	446	(20)
Three-Month SOFR	4	Sep-2023	965	962	(3)
U.S. 2-Year Treasury Note	1,473	Dec-2022	307,383	306,867	(516)
U.S. 5-Year Treasury Note	5,849	Dec-2022	651,238	648,188	(3,050)
U.S. Long Treasury Bond	1,014	Dec-2022	138,421	137,745	(676)
U.S. Ultra Long Treasury Bond	399	Dec-2022	59,788	59,651	(137)
			1,525,801	1,516,723	(8,493)
Short Contracts
90-Day Euro$	(560)	Mar-2025	$(137,024)	$(135,583)	$1,441
U.S. 2-Year Treasury Note	(546)	Dec-2022	(113,938)	(113,747)	191
U.S. 5-Year Treasury Note	(317)	Dec-2022	(35,274)	(35,130)	144
U.S. 10-Year Treasury Note	(1,571)	Dec-2022	(183,988)	(183,660)	328
U.S. Long Treasury Bond	(305)	Dec-2022	(41,674)	(41,432)	242
Ultra 10-Year U.S. Treasury Note	(1,282)	Dec-2022	(161,299)	(160,491)	808
			(673,197)	(670,043)	3,154
			$852,604	$846,680	$(5,339)

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Core Fixed Income Fund (Continued)

A list of the open forward foreign currency contracts held by the Fund at August 31, 2022, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
BNP Paribas	10/18/22	USD	973	EUR	960	$(5)
Citigroup	10/12/22	CAD	5,446	USD	4,268	109
Citigroup	10/18/22	USD	3,527	AUD	5,148	4
Citigroup	10/18/22	CNH	9,709	USD	1,448	39
Citigroup	10/18/22	USD	15,128	CAD	19,600	(163)
Goldman Sachs	10/17/22	CAD	3,299	USD	2,577	59
Goldman Sachs	10/18/22	GBP	1,568	USD	1,891	64
Morgan Stanley	10/11/22	CAD	2,253	USD	1,765	45
						$152

A list of the open centrally cleared swap agreements held by the Fund at August 31, 2022, is as follows:

Credit Default Swap - Sell Protection
Reference Entity/ Obligation	Receive Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Depreciation (Thousands)
CDS-CDX.NA.IG.3806/27	1.00%	Quarterly	06/20/2027	$472,084	$1,598	$4,637	$(3,039)

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CPI-U	3.97%	Annually	11/18/2023	USD	21,190	$1,397	$(73)	$1,470
3-MONTH USD - LIBOR	1.785%	Quarterly	07/24/2053	USD	3,535	782	–	782
3-MONTH USD - LIBOR	1.7725%	Quarterly	07/24/2053	USD	4,780	1,070	–	1,070
SOFR	2.50%	Annually	04/21/2052	USD	9,190	371	15	356
SOFR	2.62%	Annually	02/15/2048	USD	2,934	90	4	86
SOFR	2.51%	Annually	02/15/2048	USD	3,780	190	25	165
SOFR	1.65%	Annually	08/15/2047	USD	7,577	1,545	748	797
SOFR	1.63%	Annually	05/15/2047	USD	15,520	3,213	663	2,550
SOFR	1.52%	Annually	02/15/2047	USD	20,626	4,655	(25)	4,680
3-MONTH USD - LIBOR	1.72875%	Annually	02/15/2047	USD	9,870	1,868	120	1,748
SOFR	0.56%	Annually	07/20/2045	USD	7,490	2,853	89	2,764
SOFR	3.97%	Annually	03/18/2032	USD	10,958	857	68	789
SOFR	1.7334	Annually	10/20/2031	USD	18,650	770	67	703
2.77%	CPI-U	Annually	10/20/2031	USD	18,650	(1,497)	15	(1,512)
SOFR	3.27%	Annually	04/30/2029	USD	52,971	(862)	(932)	70
SOFR	2.85%	Annually	02/15/2029	USD	17,852	154	(37)	191
SOFR	1.22%	Annually	08/15/2028	USD	15,938	1,556	(1)	1,557
1.13%	SOFR	Annually	08/15/2028	USD	39,576	4,056	245	3,811
SOFR	0.71%	Annually	05/15/2027	USD	26,488	2,765	56	2,709
2.77%	SOFR	Annually	03/04/2027	USD	21,338	(1,406)	(30)	(1,376)
SOFR	1.52%	Annually	11/20/2026	USD	24,090	938	(49)	987
3.37%	GBLO, USNY	Annually	11/18/2026	USD	21,190	(1,329)	282	(1,611)
CPI-U	2.95%	Annually	10/20/2026	USD	18,650	1,554	(8)	1,562
1.0355%	FLOAT	Semi-Annually	09/28/2025	USD	65,735	(2,473)	–	(2,473)
SOFR	3 MONTH USD - LIBOR	Semi-Annually	07/24/2025	USD	28,610	(1,302)	–	(1,302)
1.0355%	3 MONTH USD - LIBOR	Semi-Annually	07/24/2025	USD	42,325	(1,957)	–	(1,957)
1.0255%	3 MONTH USD - LIBOR	Semi-Annually	07/24/2025	USD	57,220	(2,654)	–	(2,654)
FLOAT	1.95%	Annually	06/10/2024	USD	125,970	(3,544)	–	(3,544)
SOFR	1.8075%	Quarterly	07/24/2053	USD	2,390	519	–	519
FLOAT	1.87%	Quarterly	09/28/2053	USD	5,610	1,127	–	1,127
						$15,306	$1,242	$14,064

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Core Fixed Income Fund (Continued)

Percentages are based on Net Assets of $8,038,380 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2022.
†	Investment in Affiliated Security.
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Zero coupon security.
(C)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(D)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2022, the value of these securities amounted to $1,425,414 ($ Thousands), representing 17.7% of the Net Assets of the Fund.

(E)	Certain securities or partial positions of certain securities are on loan at August 31, 2022. The total market value of securities on loan at August 31, 2022 was $9,555 ($ Thousands).
(F)	Security is in default on interest payment.
(G)

Security considered restricted, excluding 144A. The total market value of such securities as of August 31, 2022 was $1,442 ($ Thousands) and represented 0.0% of the Net Assets of the Fund. See table below for acquisition dates and acquisition cost.

(H)	Perpetual security with no stated maturity date.
(I)	Interest rate represents the security's effective yield at the time of purchase.
(J)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of August 31, 2022 was $9,592 ($ Thousands).

ACES — Alternative Credit Enhancement Securities
AID — Agency for International Development
ARM — Adjustable Rate Mortgage
AUD — Australian Dollar
CAD — Canadian Dollar
Cl — Class
CLO — Collateralized Loan Obligation
CMO — Collateralized Mortgage Obligation
CNH — Chinese Yuan Offshore
CNY — Chinese Yuan Renminbi
DAC — Designated Activity Company
DN— Discount Note
EUR — Euro
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GBP — British Pound Sterling
GNMA — Government National Mortgage Association
GO — General Obligation
ICE— Intercontinental Exchange
IO — Interest Only — face amount represents notional amount.
JSC — Joint-Stock Company
LIBOR— London Interbank Offered Rate
LLC — Limited Liability Company

LP — Limited Partnership
MTN — Medium Term Note
PLC — Public Limited Company
PO — Principal Only
RB — Revenue Bond
REMIC — Real Estate Mortgage Investment Conduit
Ser — Series
SOFR — Secured Overnight Finance Rate
STRIPS — Separately Traded Registered Interest and Principal Securities
TBA — To Be Announced
USD — United States Dollar

The following is a summary of the level of inputs used as of August 31, 2022, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Mortgage-Backed Securities	–	2,943,526	–	2,943,526
Corporate Obligations	–	2,431,377	–	2,431,377
U.S. Treasury Obligations	–	2,153,376	–	2,153,376
Asset-Backed Securities	–	770,168	–	770,168
U.S. Government Agency Obligations	–	91,272	–	91,272
Sovereign Debt	–	73,631	–	73,631
Municipal Bonds	–	24,918	–	24,918
Affiliated Partnership	–	9,592	–	9,592
Cash Equivalent	167,687	–	–	167,687
Purchased Options	746	–	–	746
Total Investments in Securities	168,433	8,497,860	–	8,666,293

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Written Options	(6,786)	–	–	(6,786)
Futures Contracts*
Unrealized Appreciation	3,154	–	–	3,154
Unrealized Depreciation	(8,493)	–	–	(8,493)
Forwards Contracts*
Unrealized Appreciation	–	320	–	320
Unrealized Depreciation	–	(168)	–	(168)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Depreciation	–	(3,039)	–	(3,039)
Interest Rate Swaps*
Unrealized Appreciation	–	30,493	–	30,493
Unrealized Depreciation	–	(16,429)	–	(16,429)
Total Other Financial Instruments	(12,125)	11,177	–	(948)

*	Futures contracts, forward contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

A list of the restricted securities, excluding 144a, held by the Fund at August 31, 2022, is as follows:

Description	Face Amount ($ Thousands)	Acquisition Date/ Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)
Corporate Obligation
Ruby Pipeline	1,727	02/11/2021	$1,804	$1,442

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Core Fixed Income Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2022 ($ Thousands):

Security Description	Value 5/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2022	Shares	Income	Capital Gains
SEI Liquidity Fund, LP	$10,360	$16,047	$(16,815)	$—	$—	$9,592	9,605,314	$11	$—
SEI Daily Income Trust, Government Fund, Cl F	290,087	1,769,518	(1,891,918)	—	—	167,687	167,686,869	893	—
Totals	$300,447	$1,785,565	$(1,908,733)	$—	$—	$177,279		$904	$—

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

High Yield Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 76.1%
Communication Services — 14.6%
Altice Financing
5.750%, 08/15/2029 (A)	$3,859	$3,109
5.000%, 01/15/2028 (A)	7,013	5,659
Altice France
8.125%, 02/01/2027 (A)	1,161	1,105
5.500%, 10/15/2029 (A)	2,420	1,911
5.125%, 07/15/2029 (A)	1,818	1,381
Altice France Holding
10.500%, 05/15/2027 (A)	4,501	3,883
6.000%, 02/15/2028 (A)	2,612	1,771
AMC Entertainment Holdings
10.000%, 06/15/2026 (A)	1,485	1,194
6.125%, 05/15/2027	680	400
5.750%, 06/15/2025	115	94
ANGI Group LLC
3.875%, 08/15/2028 (A)	2,623	1,987
Arches Buyer
6.125%, 12/01/2028 (A)	2,962	2,317
4.250%, 06/01/2028 (A)	378	304
Audacy Capital
6.750%, 03/31/2029 (A)	8,176	2,459
6.500%, 05/01/2027 (A)	1,830	599
Beasley Mezzanine Holdings LLC
8.625%, 02/01/2026 (A)	3,220	2,512
Belo
7.250%, 09/15/2027	442	438
CCO Holdings LLC
5.375%, 06/01/2029 (A)	738	674
5.125%, 05/01/2027 (A)	6,972	6,618
5.000%, 02/01/2028 (A)	5,041	4,607
4.750%, 03/01/2030 (A)	1,945	1,672
4.750%, 02/01/2032 (A)	190	157
4.500%, 08/15/2030 (A)	8,311	6,989
4.500%, 05/01/2032	3,490	2,832
4.250%, 02/01/2031 (A)	8,295	6,768
4.250%, 01/15/2034 (A)	1,395	1,062
Charter Communications Operating LLC / Charter Communications Operating Capital
4.400%, 12/01/2061	305	214
3.950%, 06/30/2062	1,360	897
3.900%, 06/01/2052	835	566
Cinemark USA
8.750%, 05/01/2025 (A)	261	268
5.250%, 07/15/2028 (A)	240	194
Clear Channel International BV
6.625%, 08/01/2025 (A)	887	839
Clear Channel Outdoor Holdings
7.750%, 04/15/2028 (A)	513	417
7.500%, 06/01/2029 (A)	817	657

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Clear Channel Worldwide Holdings
5.125%, 08/15/2027 (A)	$3,315	$2,969
CMG Media
8.875%, 12/15/2027 (A)	6,633	5,705
Comcast
2.987%, 11/01/2063	4,000	2,675
2.937%, 11/01/2056	2,845	1,928
Consolidated Communications
6.500%, 10/01/2028 (A)	4,598	3,700
CSC Holdings LLC
7.500%, 04/01/2028 (A)	2,140	1,902
6.500%, 02/01/2029 (A)	3,610	3,322
5.750%, 01/15/2030 (A)	5,879	4,553
4.625%, 12/01/2030 (A)	2,981	2,131
4.500%, 11/15/2031 (A)	909	729
3.375%, 02/15/2031 (A)	1,337	1,001
Cumulus Media New Holdings
6.750%, 07/01/2026 (A)	1,616	1,445
Diamond Sports Group LLC
6.625%, 08/15/2027 (A)	5,251	479
5.375%, 08/15/2026 (A)	10,086	1,916
Directv Financing LLC
5.875%, 08/15/2027 (A)	6,844	6,262
DISH DBS
7.750%, 07/01/2026	5,212	4,109
7.375%, 07/01/2028	9,555	6,259
5.875%, 11/15/2024	4,671	4,228
5.750%, 12/01/2028 (A)	3,218	2,471
5.250%, 12/01/2026 (A)	3,720	3,071
5.125%, 06/01/2029	3,980	2,358
5.000%, 03/15/2023	2,654	2,597
DKT Finance ApS
9.375%, 06/17/2023 (A)	1,979	1,901
Frontier Communications
6.750%, 05/01/2029 (A)	475	410
5.875%, 10/15/2027 (A)	367	342
5.000%, 05/01/2028 (A)	1,145	1,004
Frontier Communications Holdings LLC
8.750%, 05/15/2030 (A)	3,058	3,148
6.000%, 01/15/2030 (A)	1,662	1,370
5.875%, 11/01/2029	1,773	1,447
Gannett Holdings LLC
6.000%, 11/01/2026 (A)	264	206
GCI LLC
4.750%, 10/15/2028 (A)	795	716
Gray Escrow II
5.375%, 11/15/2031 (A)	2,749	2,323
Gray Television
7.000%, 05/15/2027 (A)	424	418
4.750%, 10/15/2030 (A)	2,444	2,014
iHeartCommunications
8.375%, 05/01/2027	945	832

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.375%, 05/01/2026	$154	$146
5.250%, 08/15/2027 (A)	1,957	1,756
4.750%, 01/15/2028 (A)	1,772	1,521
Iliad Holding SASU
7.000%, 10/15/2028 (A)	310	280
6.500%, 10/15/2026 (A)	1,545	1,412
Intelsat Jackson
0.000%, 12/31/2049 (B)(C)	6,854	–
Intelsat Jackson Holdings
6.500%, 03/15/2030 (A)	3,167	2,871
ION Trading Technologies Sarl
5.750%, 05/15/2028 (A)	3,125	2,664
LCPR Senior Secured Financing DAC
6.750%, 10/15/2027 (A)	3,076	2,903
Level 3 Financing
5.375%, 05/01/2025	1,260	1,260
4.625%, 09/15/2027 (A)	3,763	3,324
4.250%, 07/01/2028 (A)	453	377
3.750%, 07/15/2029 (A)	535	430
3.625%, 01/15/2029 (A)	4,227	3,393
Live Nation Entertainment
6.500%, 05/15/2027 (A)	2,884	2,879
5.625%, 03/15/2026 (A)	466	450
4.875%, 11/01/2024 (A)	1,660	1,606
4.750%, 10/15/2027 (A)	3,304	3,007
3.750%, 01/15/2028 (A)	96	84
Lumen Technologies
5.625%, 04/01/2025	2,162	2,097
5.375%, 06/15/2029 (A)	3,226	2,519
5.125%, 12/15/2026 (A)	4,798	4,146
4.500%, 01/15/2029 (A)	2,650	1,977
4.000%, 02/15/2027 (A)	2,580	2,243
McGraw-Hill Education
5.750%, 08/01/2028 (A)	4,595	4,035
Midcontinent Communications
5.375%, 08/15/2027 (A)	1,062	993
Millennium Escrow
6.625%, 08/01/2026 (A)	2,465	2,000
Netflix
5.875%, 11/15/2028	463	468
5.375%, 11/15/2029 (A)	275	271
News
5.125%, 02/15/2032 (A)	965	888
3.875%, 05/15/2029 (A)	433	377
Nexstar Broadcasting
5.625%, 07/15/2027 (A)	4,802	4,572
4.750%, 11/01/2028 (A)	3,603	3,261
Northwest Fiber LLC
4.750%, 04/30/2027 (A)	3,620	3,157
Photo Holdings Merger Sub
8.500%, 10/01/2026 (A)	905	676

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Radiate Holdco LLC
6.500%, 09/15/2028 (A)	$4,457	$3,319
4.500%, 09/15/2026 (A)	882	760
ROBLOX
3.875%, 05/01/2030 (A)	1,284	1,071
Sable International Finance
5.750%, 09/07/2027 (A)	1,407	1,288
Salem Media Group
6.750%, 06/01/2024 (A)	1,713	1,662
Scripps Escrow
5.875%, 07/15/2027 (A)	190	172
Scripps Escrow II
5.375%, 01/15/2031 (A)	142	117
3.875%, 01/15/2029 (A)	3,136	2,659
Sinclair Television Group
5.125%, 02/15/2027 (A)	365	313
4.125%, 12/01/2030 (A)	7,060	5,747
Sirius XM Radio
5.500%, 07/01/2029 (A)	871	814
5.000%, 08/01/2027 (A)	3,081	2,900
4.125%, 07/01/2030 (A)	4,262	3,611
4.000%, 07/15/2028 (A)	1,267	1,104
3.875%, 09/01/2031 (A)	2,005	1,619
SoftBank Group
6.000%, USD ICE Swap 11:00 NY 5 Yr + 4.226%(D)(E)	950	876
5.125%, 09/19/2027	799	685
Spanish Broadcasting System
9.750%, 03/01/2026 (A)	4,678	3,696
Sprint
7.625%, 02/15/2025	495	518
Sprint Capital
8.750%, 03/15/2032	4,090	4,938
6.875%, 11/15/2028	2,674	2,824
Stagwell Global LLC
5.625%, 08/15/2029 (A)	435	369
TEGNA
4.625%, 03/15/2028	2,173	2,082
Telecom Italia Capital
6.000%, 09/30/2034	265	209
Telenet Finance Luxembourg Notes Sarl
5.500%, 03/01/2028 (A)	3,800	3,458
Telesat Canada
6.500%, 10/15/2027 (A)	5,509	2,278
5.625%, 12/06/2026 (A)	2,048	1,194
Time Warner Entertainment
8.375%, 07/15/2033	1,540	1,773
T-Mobile USA
4.750%, 02/01/2028	980	959
3.500%, 04/15/2031	3,430	3,037
3.375%, 04/15/2029	1,075	968

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Twitter
3.875%, 12/15/2027 (A)	$866	$806
U.S. Cellular
6.700%, 12/15/2033	2,575	2,507
Univision Communications
7.375%, 06/30/2030 (A)	229	227
6.625%, 06/01/2027 (A)	1,460	1,409
4.500%, 05/01/2029 (A)	2,906	2,542
Urban One
7.375%, 02/01/2028 (A)	8,400	7,539
Verizon Communications
3.000%, 11/20/2060	1,320	880
2.987%, 10/30/2056	2,270	1,526
Virgin Media Finance
5.000%, 07/15/2030 (A)	1,185	936
Virgin Media Secured Finance
5.500%, 05/15/2029 (A)	1,983	1,764
4.500%, 08/15/2030 (A)	757	630
Virgin Media Vendor Financing Notes IV DAC
5.000%, 07/15/2028 (A)	1,593	1,361
Vmed O2 UK Financing I
4.250%, 01/31/2031 (A)	1,680	1,358
VZ Secured Financing BV
5.000%, 01/15/2032 (A)	1,680	1,382
Windstream Escrow LLC
7.750%, 08/15/2028 (A)	3,278	2,818
WMG Acquisition
3.875%, 07/15/2030 (A)	50	43
3.750%, 12/01/2029 (A)	830	709
3.000%, 02/15/2031 (A)	2,131	1,691
ZipRecruiter
5.000%, 01/15/2030 (A)	2,830	2,349

		302,035

Consumer Discretionary — 12.3%
1011778 BC ULC / New Red Finance
4.375%, 01/15/2028 (A)	1,445	1,292
4.000%, 10/15/2030 (A)	375	304
3.875%, 01/15/2028 (A)	222	197
3.500%, 02/15/2029 (A)	163	140
Abercrombie & Fitch Management
8.750%, 07/15/2025 (A)	873	852
Academy
6.000%, 11/15/2027 (A)	1,425	1,330
Adient Global Holdings, Ltd.
4.875%, 08/15/2026 (A)	4,020	3,720
Adtalem Global Education
5.500%, 03/01/2028 (A)	1,552	1,474
Air Canada
3.875%, 08/15/2026 (A)	1,775	1,584
American Axle & Manufacturing
6.875%, 07/01/2028	492	467

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.500%, 04/01/2027	$750	$701
5.000%, 10/01/2029	285	240
American Builders & Contractors Supply
4.000%, 01/15/2028 (A)	1,831	1,656
American Greetings
8.750%, 04/15/2025 (A)	4,275	4,154
Aramark Services
5.000%, 02/01/2028 (A)	745	686
Asbury Automotive Group
4.750%, 03/01/2030	202	172
4.625%, 11/15/2029 (A)	1,175	1,008
4.500%, 03/01/2028	3,403	3,039
Ashton Woods USA LLC
6.625%, 01/15/2028 (A)	5,606	5,033
4.625%, 08/01/2029 (A)	1,553	1,219
Aston Martin Capital Holdings
10.500%, 11/30/2025 (A)	1,411	1,411
Aventine (Escrow Security)
0.000%, 10/15/2049 (B)(C)(F)	2,600	–
Avianca Midco 2
9.000%, 12/01/2028 (A)	3,123	2,465
Bath & Body Works
9.375%, 07/01/2025 (A)	29	31
7.600%, 07/15/2037	780	640
7.500%, 06/15/2029	542	521
6.875%, 11/01/2035	979	855
6.750%, 07/01/2036	3,177	2,741
6.694%, 01/15/2027	149	145
6.625%, 10/01/2030 (A)	2,383	2,165
5.250%, 02/01/2028	2,816	2,523
BCPE Ulysses Intermediate
7.750%cash/8.500% PIK, 04/01/2027 (A)	2,466	1,830
Bloomin' Brands
5.125%, 04/15/2029 (A)	2,420	2,101
Boyne USA
4.750%, 05/15/2029 (A)	1,484	1,320
Brookfield Residential Properties
4.875%, 02/15/2030 (A)	1,081	832
Caesars Entertainment
8.125%, 07/01/2027 (A)	2,341	2,300
6.250%, 07/01/2025 (A)	1,238	1,209
4.625%, 10/15/2029 (A)	281	226
Carnival
10.500%, 02/01/2026 (A)	619	638
9.875%, 08/01/2027 (A)	2,660	2,670
6.000%, 05/01/2029 (A)	130	99
5.750%, 03/01/2027 (A)	7,970	6,197
4.000%, 08/01/2028 (A)	413	344
Carvana
10.250%, 05/01/2030 (A)	87	69
5.875%, 10/01/2028 (A)	413	248

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.625%, 10/01/2025 (A)	$788	$589
5.500%, 04/15/2027 (A)	1,008	653
4.875%, 09/01/2029 (A)	1,635	929
CD&R Smokey Buyer
6.750%, 07/15/2025 (A)	627	583
Cedar Fair
5.500%, 05/01/2025 (A)	185	181
5.250%, 07/15/2029	1,912	1,741
Cengage Learning
9.500%, 06/15/2024 (A)	2,965	2,827
Century Communities
6.750%, 06/01/2027	624	612
3.875%, 08/15/2029 (A)	392	315
Clarios Global
8.500%, 05/15/2027 (A)	3,355	3,297
6.750%, 05/15/2025 (A)	896	891
6.250%, 05/15/2026 (A)	1,431	1,415
Cooper-Standard Automotive
13.000%, 06/01/2024 (A)	768	803
5.625%, 11/15/2026 (A)	1,485	725
Crocs
4.125%, 08/15/2031 (A)	985	775
CSC Holdings LLC
5.875%, 09/15/2022	152	152
Dana
5.625%, 06/15/2028	868	779
5.375%, 11/15/2027	958	854
Dornoch Debt Merger Sub
6.625%, 10/15/2029 (A)	4,159	3,244
eG Global Finance
8.500%, 10/30/2025 (A)	842	786
6.750%, 02/07/2025 (A)	7,081	6,690
Empire Resorts
7.750%, 11/01/2026 (A)	5,240	4,553
Fertitta Entertainment LLC
6.750%, 01/15/2030 (A)	824	672
4.625%, 01/15/2029 (A)	1,235	1,076
Fontainebleau Las Vegas
11.000%, 06/15/2015 (A)(G)	3,481	–
Ford Motor
6.100%, 08/19/2032	1,338	1,303
4.750%, 01/15/2043	2,530	1,893
Ford Motor Credit LLC
5.125%, 06/16/2025	2,583	2,523
5.113%, 05/03/2029	2,565	2,370
4.687%, 06/09/2025	1,245	1,195
4.542%, 08/01/2026	1,481	1,379
4.271%, 01/09/2027	485	443
4.134%, 08/04/2025	1,600	1,511
4.125%, 08/17/2027	3,227	2,907
4.063%, 11/01/2024	1,287	1,249
4.000%, 11/13/2030	2,273	1,899

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.810%, 01/09/2024	$90	$89
3.625%, 06/17/2031	9,097	7,366
3.375%, 11/13/2025	207	189
2.900%, 02/16/2028	3,550	2,969
2.900%, 02/10/2029	890	720
2.700%, 08/10/2026	200	173
Ford Motor Credit LLC MTN
4.389%, 01/08/2026	650	612
Gap
3.875%, 10/01/2031 (A)	108	75
3.625%, 10/01/2029 (A)	385	268
Goodyear Tire & Rubber
5.250%, 04/30/2031	604	527
5.250%, 07/15/2031	199	171
5.000%, 07/15/2029	522	468
Hanesbrands
4.625%, 05/15/2024 (A)	3,394	3,269
Hertz (Escrow Security) (C)
0.000%, 10/15/2024	1,573	8
0.000%, 08/01/2026	715	36
0.000%, 01/15/2028	420	25
Hilton Domestic Operating
5.750%, 05/01/2028 (A)	326	319
5.375%, 05/01/2025 (A)	114	113
4.875%, 01/15/2030	130	119
3.750%, 05/01/2029 (A)	171	148
Hilton Worldwide Finance LLC
4.875%, 04/01/2027	403	385
International Game Technology
6.500%, 02/15/2025 (A)	2,162	2,146
6.250%, 01/15/2027 (A)	2,220	2,174
Jacobs Entertainment
6.750%, 02/15/2029 (A)	2,095	1,859
Jaguar Land Rover Automotive
5.500%, 07/15/2029 (A)	3,750	2,630
Ken Garff Automotive LLC
4.875%, 09/15/2028 (A)	442	371
LBM Acquisition LLC
6.250%, 01/15/2029 (A)	2,181	1,630
LCM Investments Holdings II LLC
4.875%, 05/01/2029 (A)	3,779	3,155
Liberty Interactive LLC
8.250%, 02/01/2030	6,509	4,979
Life Time
5.750%, 01/15/2026 (A)	2,697	2,429
Lions Gate Capital Holdings LLC
5.500%, 04/15/2029 (A)	2,138	1,693
Lithia Motors
4.375%, 01/15/2031 (A)	1,194	1,051
3.875%, 06/01/2029 (A)	1,513	1,277
LSF9 Atlantis Holdings LLC
7.750%, 02/15/2026 (A)	5,270	4,875

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Macy's Retail Holdings
5.125%, 01/15/2042	$1,919	$1,298
MajorDrive Holdings IV LLC
6.375%, 06/01/2029 (A)	6,005	4,613
Marriott Ownership Resorts
6.125%, 09/15/2025 (A)	191	190
4.500%, 06/15/2029 (A)	72	61
Mattamy Group
4.625%, 03/01/2030 (A)	1,082	877
Mattel
5.875%, 12/15/2027 (A)	300	299
Meritage Homes
3.875%, 04/15/2029 (A)	1,843	1,566
MGM Resorts International
6.750%, 05/01/2025	500	499
6.000%, 03/15/2023	1,115	1,115
5.750%, 06/15/2025	336	326
5.500%, 04/15/2027	150	138
Michaels
7.875%, 05/01/2029 (A)	3,935	2,617
5.250%, 05/01/2028 (A)	1,810	1,388
Midwest Gaming Borrower LLC
4.875%, 05/01/2029 (A)	2,219	1,947
NCL
5.875%, 02/15/2027 (A)	1,675	1,518
Neiman Marcus Group (Escrow Security)
0.000%, 10/15/2022 (B)(C)	2,835	841
Nordstrom
4.375%, 04/01/2030	1,553	1,183
Peninsula Pacific Entertainment LLC
8.500%, 11/15/2027 (A)	3,950	4,245
PetSmart
7.750%, 02/15/2029 (A)	250	236
4.750%, 02/15/2028 (A)	1,334	1,189
PM General Purchaser LLC
9.500%, 10/01/2028 (A)	543	470
Royal Caribbean Cruises
11.625%, 08/15/2027 (A)	1,327	1,301
9.125%, 06/15/2023 (A)	87	88
5.500%, 08/31/2026 (A)	2,425	1,938
Royal Caribbean Cruises Ltd
11.500%, 06/01/2025 (A)	437	464
10.875%, 06/01/2023 (A)	253	258
Service International
5.125%, 06/01/2029	82	78
3.375%, 08/15/2030	278	229
Shea Homes
4.750%, 02/15/2028 (A)	1,081	898
4.750%, 04/01/2029 (A)	1,323	1,053
Six Flags Entertainment
5.500%, 04/15/2027 (A)	160	147
4.875%, 07/31/2024 (A)	3,623	3,476

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Six Flags Theme Parks
7.000%, 07/01/2025 (A)(F)	$647	$654
Sonic Automotive
4.625%, 11/15/2029 (A)	322	275
Specialty Building Products Holdings LLC
6.375%, 09/30/2026 (A)	4,696	4,230
Speedway Motorsports LLC
4.875%, 11/01/2027 (A)	1,360	1,196
SRS Distribution
6.125%, 07/01/2029 (A)	1,813	1,504
6.000%, 12/01/2029 (A)	750	611
4.625%, 07/01/2028 (A)	752	666
Staples
10.750%, 04/15/2027 (A)	2,230	1,639
7.500%, 04/15/2026 (A)	2,829	2,391
Starbucks
3.550%, 08/15/2029	887	832
Station Casinos LLC
4.625%, 12/01/2031 (A)	2,839	2,372
4.500%, 02/15/2028 (A)	2,287	1,970
StoneMor
8.500%, 05/15/2029 (A)	2,435	2,118
Studio City Finance
5.000%, 01/15/2029 (A)	4,170	2,168
Sugarhouse HSP Gaming Prop Mezz LP
5.875%, 05/15/2025 (A)	1,349	1,250
Superior Plus
4.500%, 03/15/2029 (A)	368	324
Tempur Sealy International
4.000%, 04/15/2029 (A)	764	628
3.875%, 10/15/2031 (A)	2,097	1,614
Tenneco
7.875%, 01/15/2029 (A)	242	241
5.375%, 12/15/2024	300	291
5.125%, 04/15/2029 (A)	305	296
5.000%, 07/15/2026	288	275
Thor Industries
4.000%, 10/15/2029 (A)	3,155	2,558
Vail Resorts
6.250%, 05/15/2025 (A)	981	982
Vista Outdoor
4.500%, 03/15/2029 (A)	828	616
VOC Escrow
5.000%, 02/15/2028 (A)	2,025	1,711
Volkswagen Group of America Finance LLC
1.250%, 11/24/2025 (A)	974	878
Wesco Aircraft Holdings
13.125%, 11/15/2027 (A)	180	59
9.000%, 11/15/2026 (A)	950	570
8.500%, 11/15/2024 (A)	145	78
Wheel Pros
6.500%, 05/15/2029 (A)	3,825	2,773

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
White Capital Buyer LLC
6.875%, 10/15/2028 (A)	$188	$165
White Capital Parent LLC
8.250%cash/0.000% PIK, 03/15/2026 (A)	4,595	3,997
Wolverine World Wide
4.000%, 08/15/2029 (A)	2,460	2,002
WW International
4.500%, 04/15/2029 (A)	2,845	1,777
Wynn Las Vegas LLC
5.500%, 03/01/2025 (A)	1,061	1,016
Wynn Macau
5.625%, 08/26/2028 (A)	85	59
5.500%, 01/15/2026 (A)	965	744
5.500%, 10/01/2027 (A)	915	657
5.125%, 12/15/2029 (A)	85	59
Wynn Resorts Finance LLC
7.750%, 04/15/2025 (A)	50	50
5.125%, 10/01/2029 (A)	656	550
Yum! Brands
6.875%, 11/15/2037	1,840	1,933
5.375%, 04/01/2032	330	304
5.350%, 11/01/2043	180	156
4.625%, 01/31/2032	396	350
3.625%, 03/15/2031	3,656	3,079

		256,194

Consumer Staples — 6.7%
180 Medical
3.875%, 10/15/2029 (A)	414	361
AHP Health Partners
5.750%, 07/15/2029 (A)	276	212
Akumin
7.000%, 11/01/2025 (A)	4,740	4,026
Akumin Escrow
7.500%, 08/01/2028 (A)	1,745	1,383
Albertsons
5.875%, 02/15/2028 (A)	161	153
4.625%, 01/15/2027 (A)	3,913	3,571
3.500%, 03/15/2029 (A)	870	715
3.250%, 03/15/2026 (A)	350	315
Allied Universal Holdco LLC
6.625%, 07/15/2026 (A)	330	309
4.625%, 06/01/2028 (A)	684	574
Ashtead Capital
5.500%, 08/11/2032 (A)	267	262
Bausch Health
9.000%, 12/15/2025 (A)	3,430	2,129
7.250%, 05/30/2029 (A)	295	114
7.000%, 01/15/2028 (A)	1,470	566
6.250%, 02/15/2029 (A)	2,054	775
5.750%, 08/15/2027 (A)	180	131

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.500%, 11/01/2025 (A)	$2,325	$1,918
5.250%, 01/30/2030 (A)	7,554	2,795
5.250%, 02/15/2031 (A)	2,162	831
5.000%, 01/30/2028 (A)	360	135
5.000%, 02/15/2029 (A)	455	177
4.875%, 06/01/2028 (A)	2,303	1,592
Bausch Health Americas
9.250%, 04/01/2026 (A)	1,725	1,035
8.500%, 01/31/2027 (A)	583	280
BellRing Brands
7.000%, 03/15/2030 (A)	2,510	2,397
Central Garden & Pet
5.125%, 02/01/2028	1,515	1,397
4.125%, 10/15/2030	422	351
Chobani LLC
7.500%, 04/15/2025 (A)	3,408	3,237
4.625%, 11/15/2028 (A)	2,322	2,032
Coca-Cola
2.750%, 06/01/2060	671	478
2.500%, 06/01/2040	1,400	1,080
CoreLogic
4.500%, 05/01/2028 (A)	1,028	810
Coty
6.500%, 04/15/2026 (A)	1,410	1,344
5.000%, 04/15/2026 (A)	1,814	1,719
4.750%, 01/15/2029 (A)	3,970	3,513
CPI CG
8.625%, 03/15/2026 (A)	2,046	1,966
Edgewell Personal Care
5.500%, 06/01/2028 (A)	565	522
4.125%, 04/01/2029 (A)	217	186
Embecta
5.000%, 02/15/2030 (A)	1,585	1,390
Endo DAC
9.500%, 07/31/2027 (A)(G)	2,088	545
6.000%, 06/30/2028 (A)(G)	2,293	126
Endo Luxembourg Finance I Sarl
6.125%, 04/01/2029 (A)(G)	1,905	1,633
Energizer Holdings
6.500%, 12/31/2027 (A)	237	220
4.750%, 06/15/2028 (A)	881	733
4.375%, 03/31/2029 (A)	1,948	1,585
Envision Healthcare
8.750%, 10/15/2026 (A)(F)	3,255	1,075
Garda World Security
9.500%, 11/01/2027 (A)	565	515
6.000%, 06/01/2029 (A)	429	332
Grifols Escrow Issuer
4.750%, 10/15/2028 (A)	600	500
High Ridge Brands (Escrow Security)
0.821%, 03/15/2025	800	–

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
HLF Financing Sarl LLC
4.875%, 06/01/2029 (A)	$2,485	$1,961
JBS USA LUX
5.500%, 01/15/2030 (A)	4,270	4,270
Lamb Weston Holdings
4.875%, 05/15/2028 (A)	73	70
4.375%, 01/31/2032 (A)	108	96
4.125%, 01/31/2030 (A)	2,064	1,860
Legacy LifePoint Health LLC
4.375%, 02/15/2027 (A)	5,383	4,679
LifePoint Health
5.375%, 01/15/2029 (A)	2,175	1,649
Mallinckrodt International Finance
11.500%, 12/15/2028 (A)	925	834
10.000%, 06/15/2029 (A)	360	182
Medline Borrower
5.250%, 10/01/2029 (A)	1,593	1,339
3.875%, 04/01/2029 (A)	6,618	5,609
MPH Acquisition Holdings LLC
5.750%, 11/01/2028 (A)	2,801	2,224
NESCO Holdings II
5.500%, 04/15/2029 (A)	322	283
New Albertsons
8.700%, 05/01/2030	2,229	2,305
8.000%, 05/01/2031	2,095	2,104
Organon Finance 1 LLC
5.125%, 04/30/2031 (A)	3,745	3,277
4.125%, 04/30/2028 (A)	2,190	1,965
Par Pharmaceutical
7.500%, 04/01/2027 (A)(G)	2,227	1,893
PECF USS Intermediate Holding III
8.000%, 11/15/2029 (A)	3,650	3,048
Performance Food Group
6.875%, 05/01/2025 (A)	80	80
5.500%, 10/15/2027 (A)	579	546
4.250%, 08/01/2029 (A)	500	428
Post Holdings
5.750%, 03/01/2027 (A)	357	349
5.625%, 01/15/2028 (A)	640	608
5.500%, 12/15/2029 (A)	327	300
4.625%, 04/15/2030 (A)	319	277
Prime Security Services Borrower LLC
6.250%, 01/15/2028 (A)	1,895	1,668
5.750%, 04/15/2026 (A)	1,933	1,860
3.375%, 08/31/2027 (A)	1,085	934
Radiology Partners
9.250%, 02/01/2028 (A)	1,514	1,128
Rite Aid
8.000%, 11/15/2026 (A)	3,784	3,084
7.700%, 02/15/2027	281	202
7.500%, 07/01/2025 (A)	3,203	2,727

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
RP Escrow Issuer LLC
5.250%, 12/15/2025 (A)	$4,669	$4,168
Sabre Global
7.375%, 09/01/2025 (A)	312	296
Sigma Holdco BV
7.875%, 05/15/2026 (A)	6,174	4,406
Simmons Foods
4.625%, 03/01/2029 (A)	3,833	3,390
Sotheby's
5.875%, 06/01/2029 (A)	842	740
Spectrum Brands
5.500%, 07/15/2030 (A)	916	789
5.000%, 10/01/2029 (A)	630	548
3.875%, 03/15/2031 (A)	2,510	1,947
Team Health Holdings
6.375%, 02/01/2025 (A)	5,642	4,457
Triton Water Holdings
6.250%, 04/01/2029 (A)	4,622	3,791
US Acute Care Solutions LLC
6.375%, 03/01/2026 (A)	3,312	2,958
US Foods
4.750%, 02/15/2029 (A)	50	45
4.625%, 06/01/2030 (A)	405	349
US Renal Care
10.625%, 07/15/2027 (A)	3,590	1,697
Vector Group
10.500%, 11/01/2026 (A)	3,750	3,629
5.750%, 02/01/2029 (A)	1,715	1,487
Verscend Escrow
9.750%, 08/15/2026 (A)	1,236	1,248

		143,829

Energy — 10.5%
Aethon United BR
8.250%, 02/15/2026 (A)	1,906	1,905
Antero Midstream Partners
7.875%, 05/15/2026 (A)	323	329
5.750%, 03/01/2027 (A)	1,571	1,489
5.750%, 01/15/2028 (A)	342	324
5.375%, 06/15/2029 (A)	505	463
Antero Resources
8.375%, 07/15/2026 (A)	351	377
7.625%, 02/01/2029 (A)	907	923
5.375%, 03/01/2030 (A)	158	149
Apache
5.100%, 09/01/2040	4,782	4,065
Archrock Partners
6.250%, 04/01/2028 (A)	3,760	3,422
Ascent Resources Utica Holdings LLC
8.250%, 12/31/2028 (A)	2,308	2,294
7.000%, 11/01/2026 (A)	1,489	1,448
5.875%, 06/30/2029 (A)	3,482	3,134

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Baytex Energy
8.750%, 04/01/2027 (A)	$570	$583
Blue Racer Midstream LLC
7.625%, 12/15/2025 (A)	4,385	4,363
Buckeye Partners
4.500%, 03/01/2028 (A)	590	522
4.125%, 03/01/2025 (A)	204	191
4.125%, 12/01/2027	240	212
California Resources
7.125%, 02/01/2026 (A)	530	521
Cheniere Energy
4.625%, 10/15/2028	800	771
Cheniere Energy Partners
4.500%, 10/01/2029	1,931	1,778
4.000%, 03/01/2031	741	649
3.250%, 01/31/2032	497	398
Chesapeake Energy
6.750%, 04/15/2029 (A)	1,039	1,014
5.500%, 02/01/2026 (A)	299	288
Chesapeake Energy (Escrow Security)
0.000%, 12/31/2049 (B)(C)	6,045	154
Chord Energy
6.375%, 06/01/2026 (A)	184	179
Citgo Holding
9.250%, 08/01/2024 (A)	9,871	9,837
CITGO Petroleum
6.375%, 06/15/2026 (A)	535	509
CNX Midstream Partners
4.750%, 04/15/2030 (A)	92	78
Colgate Energy Partners III LLC
5.875%, 07/01/2029 (A)	1,525	1,413
Comstock Resources
6.750%, 03/01/2029 (A)	2,437	2,326
5.875%, 01/15/2030 (A)	245	224
CQP Holdco
5.500%, 06/15/2031 (A)	3,450	3,051
Crestwood Midstream Partners
8.000%, 04/01/2029 (A)	864	857
5.625%, 05/01/2027 (A)	150	140
CrownRock
5.625%, 10/15/2025 (A)	1,975	1,945
DCP Midstream Operating
8.125%, 08/16/2030	1,630	1,836
5.625%, 07/15/2027	750	759
5.125%, 05/15/2029	896	873
3.250%, 02/15/2032	315	265
Delek Logistics Partners
6.750%, 05/15/2025	1,462	1,412
DT Midstream
4.375%, 06/15/2031 (A)	185	158
4.125%, 06/15/2029 (A)	2,941	2,582

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Encino Acquisition Partners Holdings LLC
8.500%, 05/01/2028 (A)	$3,608	$3,435
Energy Transfer
5.500%, 06/01/2027	2,863	2,786
EnLink Midstream LLC
6.500%, 09/01/2030 (A)	1,608	1,600
5.375%, 06/01/2029	3,502	3,274
EnLink Midstream Partners
4.850%, 07/15/2026	140	138
Enviva Partners
6.500%, 01/15/2026 (A)	4,836	4,697
EQM Midstream Partners
7.500%, 06/01/2027 (A)	170	168
7.500%, 06/01/2030 (A)	212	211
6.500%, 07/01/2027 (A)	1,116	1,077
6.500%, 07/15/2048	4,636	3,934
6.000%, 07/01/2025 (A)(F)	450	434
5.500%, 07/15/2028	61	56
4.750%, 01/15/2031 (A)	357	309
4.500%, 01/15/2029 (A)	951	819
EQT
7.000%, 02/01/2030	1,545	1,653
Exterran Energy Solutions
8.125%, 05/01/2025	3,935	3,830
Genesis Energy
8.000%, 01/15/2027	2,507	2,375
7.750%, 02/01/2028	2,428	2,251
6.500%, 10/01/2025	40	37
6.250%, 05/15/2026	70	63
Gulfport Energy
8.000%, 05/17/2026	145	146
Gulfport Energy (Escrow Securities) (C)
0.000%, 10/15/2024	470	–
0.000%, 05/15/2025 (B)	311	–
0.000%, 01/15/2026	780	–
Gulfport Energy Operating
8.000%, 05/17/2026 (A)	3,372	3,395
Harvest Midstream I
7.500%, 09/01/2028 (A)	3,035	2,872
Hess Midstream Operations
5.625%, 02/15/2026 (A)	600	585
5.500%, 10/15/2030 (A)	675	615
4.250%, 02/15/2030 (A)	2,665	2,288
Hilcorp Energy I
6.250%, 04/15/2032 (A)	138	124
6.000%, 04/15/2030 (A)	165	152
5.750%, 02/01/2029 (A)	190	173
Holly Energy Partners
6.375%, 04/15/2027 (A)	265	258
Howard Midstream Energy Partners LLC
6.750%, 01/15/2027 (A)	5,555	5,026

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
ITT Holdings LLC
6.500%, 08/01/2029 (A)	$4,637	$3,916
Kinetik Holdings
5.875%, 06/15/2030 (A)	202	192
Laredo Petroleum
10.125%, 01/15/2028	1,108	1,119
9.500%, 01/15/2025	511	513
MEG Energy
7.125%, 02/01/2027 (A)	585	591
Moss Creek Resources Holdings
10.500%, 05/15/2027 (A)	1,560	1,507
7.500%, 01/15/2026 (A)	3,603	3,277
Motiva Enterprises
6.850%, 01/15/2040 (A)	1,713	1,680
Nabors Industries
7.250%, 01/15/2026 (A)	147	134
5.750%, 02/01/2025	510	470
New Fortress Energy
6.750%, 09/15/2025 (A)	2,356	2,279
6.500%, 09/30/2026 (A)	3,911	3,705
NGL Energy Operating LLC
7.500%, 02/01/2026 (A)	7,149	6,541
NGL Energy Partners
7.500%, 11/01/2023	4,421	4,189
7.500%, 04/15/2026	1,375	1,057
6.125%, 03/01/2025	5,326	4,329
Northern Oil and Gas
8.125%, 03/01/2028 (A)	3,543	3,401
NuStar Logistics
6.375%, 10/01/2030	1,092	994
6.000%, 06/01/2026	485	458
5.750%, 10/01/2025	187	178
5.625%, 04/28/2027	245	223
Occidental Petroleum
8.875%, 07/15/2030	525	613
8.500%, 07/15/2027	1,950	2,184
8.000%, 07/15/2025	652	708
6.625%, 09/01/2030	908	970
6.600%, 03/15/2046	2,100	2,311
6.450%, 09/15/2036	775	828
6.375%, 09/01/2028	1,021	1,066
6.125%, 01/01/2031	4,536	4,714
4.625%, 06/15/2045	1,445	1,279
PBF Holding LLC
7.250%, 06/15/2025	1,803	1,751
6.000%, 02/15/2028	352	316
Peabody Energy
6.375%, 03/31/2025 (A)	262	255
Precision Drilling
7.125%, 01/15/2026 (A)	325	311
6.875%, 01/15/2029 (A)	57	52

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Range Resources
8.250%, 01/15/2029	$189	$198
4.875%, 05/15/2025	345	335
Rockcliff Energy II LLC
5.500%, 10/15/2029 (A)	2,813	2,600
Seventy Seven Operating LLC (Escrow Security)
6.625%, 11/15/2019 (B)(G)	2,787	–
Shelf Drilling Holdings
8.250%, 02/15/2025 (A)	3,135	2,461
SM Energy
6.500%, 07/15/2028	925	891
5.625%, 06/01/2025	1,660	1,614
Southwestern Energy
8.375%, 09/15/2028	100	105
7.750%, 10/01/2027	285	295
5.375%, 03/15/2030	490	459
4.750%, 02/01/2032	109	97
Strathcona Resources
6.875%, 08/01/2026 (A)	2,510	2,209
Summit Midstream Holdings LLC
8.500%, 10/15/2026 (A)	665	644
5.750%, 04/15/2025	2,836	2,398
Sunoco
5.875%, 03/15/2028	2,791	2,595
4.500%, 05/15/2029	2,037	1,731
4.500%, 04/30/2030	2,186	1,865
Tallgrass Energy Partners
7.500%, 10/01/2025 (A)	875	876
6.000%, 03/01/2027 (A)	430	392
6.000%, 12/31/2030 (A)	7,918	6,930
6.000%, 09/01/2031 (A)	910	796
5.500%, 01/15/2028 (A)	165	143
Targa Resources Partners
6.875%, 01/15/2029	516	527
6.500%, 07/15/2027	559	575
5.500%, 03/01/2030	540	527
4.875%, 02/01/2031	2,528	2,343
TerraForm Power Operating LLC
5.000%, 01/31/2028 (A)	5,015	4,597
4.750%, 01/15/2030 (A)	225	199
Transocean
11.500%, 01/30/2027 (A)	1,715	1,653
8.000%, 02/01/2027 (A)	2,180	1,619
7.500%, 04/15/2031	720	407
Transocean Guardian
5.875%, 01/15/2024 (A)	668	633
Transocean Pontus
6.125%, 08/01/2025 (A)	200	191
USA Compression Partners
6.875%, 09/01/2027	3,650	3,374

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Venture Global Calcasieu Pass LLC
3.875%, 11/01/2033 (A)	$4,766	$3,960
Weatherford International
8.625%, 04/30/2030 (A)	3,058	2,764
Western Midstream Operating
5.500%, 02/01/2050	4,089	3,539

		223,644

Financials — 6.6%
Acrisure LLC
10.125%, 08/01/2026 (A)	1,031	1,031
4.250%, 02/15/2029 (A)	2,519	2,136
Advisor Group Holdings
10.750%, 08/01/2027 (A)	2,095	2,085
Air Methods
8.000%, 05/15/2025 (A)	4,360	2,432
Alliant Holdings Intermediate LLC
6.750%, 10/15/2027 (A)	1,800	1,635
5.875%, 11/01/2029 (A)	2,135	1,836
Apollo Commercial Real Estate Finance
4.625%, 06/15/2029 (A)	1,369	1,109
Armor Holdco
8.500%, 11/15/2029 (A)	2,315	1,912
AssuredPartners
5.625%, 01/15/2029 (A)	929	772
Blackstone Private Credit Fund
2.625%, 12/15/2026	3,423	2,891
Bread Financial Holdings
4.750%, 12/15/2024 (A)	1,341	1,188
BroadStreet Partners
5.875%, 04/15/2029 (A)	3,795	3,129
Brookfield Property
5.750%, 05/15/2026 (A)	3,355	3,129
4.500%, 04/01/2027 (A)	5,866	5,026
Coinbase Global
3.625%, 10/01/2031 (A)	1,692	1,030
3.375%, 10/01/2028 (A)	140	90
Finance of America Funding LLC
7.875%, 11/15/2025 (A)	7,566	4,805
FirstCash
5.625%, 01/01/2030 (A)	3,755	3,361
Freedom Mortgage
8.250%, 04/15/2025 (A)	4,850	4,196
8.125%, 11/15/2024 (A)	820	728
7.625%, 05/01/2026 (A)	360	295
6.625%, 01/15/2027 (A)	2,455	1,850
HAT Holdings I LLC
6.000%, 04/15/2025 (A)	1,466	1,420
3.750%, 09/15/2030 (A)	3,490	2,807
3.375%, 06/15/2026 (A)	883	766
Home Point Capital
5.000%, 02/01/2026 (A)	2,705	1,921

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
HSBC Holdings PLC
4.600%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.649%(D)(E)	$1,377	$1,082
HUB International
5.625%, 12/01/2029 (A)	4,070	3,560
Hunt
5.250%, 04/15/2029 (A)	1,725	1,458
Issuer LLC
6.250%, 03/01/2028 (A)	1,910	1,751
Jane Street Group
4.500%, 11/15/2029 (A)	3,705	3,357
JPMorgan Chase
5.000%, U.S. SOFR + 3.380%(D)(E)	1,299	1,202
Ladder Capital Finance Holdings LLLP
5.250%, 10/01/2025 (A)	1,046	1,017
4.750%, 06/15/2029 (A)	2,462	2,086
4.250%, 02/01/2027 (A)	2,571	2,249
LD Holdings Group LLC
6.500%, 11/01/2025 (A)	1,755	1,008
6.125%, 04/01/2028 (A)	1,990	1,057
LPL Holdings
4.625%, 11/15/2027 (A)	3,347	3,149
4.375%, 05/15/2031 (A)	149	131
Midcap Financial Issuer Trust
6.500%, 05/01/2028 (A)	4,958	4,251
5.625%, 01/15/2030 (A)	1,503	1,147
Nationstar Mortgage Holdings
6.000%, 01/15/2027 (A)	1,424	1,267
5.500%, 08/15/2028 (A)	2,642	2,209
5.125%, 12/15/2030 (A)	242	191
Navient
5.500%, 03/15/2029	3,298	2,671
5.000%, 03/15/2027	2,541	2,175
4.875%, 03/15/2028	552	451
OneMain Finance
7.125%, 03/15/2026	1,850	1,723
6.625%, 01/15/2028	1,644	1,503
5.375%, 11/15/2029	2,688	2,226
4.000%, 09/15/2030	4,793	3,571
3.500%, 01/15/2027	497	410
PennyMac Financial Services
5.750%, 09/15/2031 (A)	830	673
5.375%, 10/15/2025 (A)	2,153	1,970
4.250%, 02/15/2029 (A)	2,168	1,695
Rithm Capital
6.250%, 10/15/2025 (A)	7,312	6,486
Rocket Mortgage LLC
4.000%, 10/15/2033 (A)	2,960	2,206
3.625%, 03/01/2029 (A)	4,446	3,579
2.875%, 10/15/2026 (A)	315	265

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Ryan Specialty Group LLC
4.375%, 02/01/2030 (A)	$4,354	$3,924
TTMT Escrow Issuer LLC
8.625%, 09/30/2027 (A)	627	627
United Wholesale Mortgage LLC
5.750%, 06/15/2027 (A)	2,080	1,713
VistaJet Malta Finance
6.375%, 02/01/2030 (A)	9,430	8,110
Voya Financial
4.700%, ICE LIBOR USD 3 Month + 2.084%, 01/23/2048 (D)	1,183	982
WeWork
7.875%, 05/01/2025 (A)	5,430	4,051

		136,763

Health Care — 3.7%
Acadia Healthcare
5.500%, 07/01/2028 (A)	494	468
5.000%, 04/15/2029 (A)	2,281	2,112
Avantor Funding
4.625%, 07/15/2028 (A)	1,103	1,004
Bristol-Myers Squibb
2.550%, 11/13/2050	2,795	1,924
Centene
4.625%, 12/15/2029	2,453	2,311
3.375%, 02/15/2030	660	566
2.500%, 03/01/2031	5,942	4,741
Centene Corp
2.625%, 08/01/2031	3,180	2,539
CHS
8.000%, 03/15/2026 (A)	396	370
6.875%, 04/01/2028 (A)	3,888	2,026
6.125%, 04/01/2030 (A)	551	342
6.000%, 01/15/2029 (A)	490	402
5.250%, 05/15/2030 (A)	2,617	1,983
4.750%, 02/15/2031 (A)	2,001	1,478
DaVita
4.625%, 06/01/2030 (A)	635	511
3.750%, 02/15/2031 (A)	995	732
Embecta
6.750%, 02/15/2030 (A)	455	433
Emergent BioSolutions
3.875%, 08/15/2028 (A)	522	365
Encompass Health
4.750%, 02/01/2030	2,499	2,137
4.625%, 04/01/2031	80	66
4.500%, 02/01/2028	1,355	1,185
Global Medical Response
6.500%, 10/01/2025 (A)	5,056	4,513
HCA
5.875%, 02/15/2026	5,405	5,519
5.875%, 02/01/2029	1,385	1,412

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.500%, 09/01/2030	$1,575	$1,374
Hologic
3.250%, 02/15/2029 (A)	1,062	905
IQVIA
5.000%, 10/15/2026 (A)	890	862
Lannett
7.750%, 04/15/2026 (A)	4,515	1,388
ModivCare Escrow Issuer
5.000%, 10/01/2029 (A)	1,735	1,530
Molina Healthcare
4.375%, 06/15/2028 (A)	2,690	2,482
Owens & Minor
6.625%, 04/01/2030 (A)	1,195	1,104
4.500%, 03/31/2029 (A)	568	484
Pediatrix Medical Group
5.375%, 02/15/2030 (A)	3,632	3,096
PRA Health Sciences
2.875%, 07/15/2026 (A)	2,226	1,981
Prestige Brands
5.125%, 01/15/2028 (A)	500	461
Royalty Pharma PLC
2.200%, 09/02/2030	1,083	878
Syneos Health
3.625%, 01/15/2029 (A)	4,119	3,482
Tenet Healthcare
6.250%, 02/01/2027 (A)	1,338	1,290
6.125%, 06/15/2030 (A)	2,787	2,676
5.125%, 11/01/2027 (A)	920	852
4.875%, 01/01/2026 (A)	4,796	4,556
4.625%, 06/15/2028 (A)	3,743	3,402
4.375%, 01/15/2030 (A)	1,165	1,019
4.250%, 06/01/2029 (A)	2,668	2,301
Varex Imaging
7.875%, 10/15/2027 (A)	1,920	1,853

		77,115

Industrials — 8.2%
ACCO Brands
4.250%, 03/15/2029 (A)	950	792
ADT Security
4.875%, 07/15/2032 (A)	2,663	2,228
4.125%, 08/01/2029 (A)	520	447
Allegiant Travel
7.250%, 08/15/2027 (A)	1,907	1,894
Allison Transmission
5.875%, 06/01/2029 (A)	855	804
4.750%, 10/01/2027 (A)	2,056	1,912
3.750%, 01/30/2031 (A)	2,422	1,963
American Airlines
5.750%, 04/20/2029 (A)	4,955	4,473
5.500%, 04/20/2026 (A)	2,223	2,115

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
American Airlines Group
3.750%, 03/01/2025 (A)	$2,248	$1,891
APi Group DE
4.750%, 10/15/2029 (A)	234	194
4.125%, 07/15/2029 (A)	365	297
ARD Finance
6.500%cash/7.250% PIK, 06/30/2027 (A)	3,738	2,899
Ardagh Metal Packaging Finance USA LLC
6.000%, 06/15/2027 (A)	200	196
3.250%, 09/01/2028 (A)	1,352	1,166
Ardagh Packaging Finance
5.250%, 04/30/2025 (A)	3,828	3,620
5.250%, 08/15/2027 (A)	1,170	845
4.125%, 08/15/2026 (A)	1,285	1,109
Artera Services LLC
9.033%, 12/04/2025 (A)	3,975	3,266
ATS Automation Tooling Systems
4.125%, 12/15/2028 (A)	493	433
Avis Budget Car Rental LLC
5.750%, 07/15/2027 (A)	840	787
5.375%, 03/01/2029 (A)	381	332
4.750%, 04/01/2028 (A)	50	44
Boeing
3.625%, 02/01/2031	1,302	1,152
Bombardier
7.875%, 04/15/2027 (A)	5,090	4,874
7.500%, 03/15/2025 (A)	725	709
7.125%, 06/15/2026 (A)	772	736
Builders FirstSource
6.375%, 06/15/2032 (A)	372	345
5.000%, 03/01/2030 (A)	1,297	1,149
4.250%, 02/01/2032 (A)	353	282
BWAY Holding Co
7.250%, 04/15/2025 (A)	6,563	5,972
5.500%, 04/15/2024 (A)	135	131
BWX Technologies
4.125%, 06/30/2028 (A)	692	637
4.125%, 04/15/2029 (A)	1,285	1,147
Cargo Aircraft Management
4.750%, 02/01/2028 (A)	1,917	1,754
CEMEX Materials LLC
7.700%, 07/21/2025 (A)	2,820	2,899
Clean Harbors
4.875%, 07/15/2027 (A)	2,216	2,054
CoreCivic
8.250%, 04/15/2026	482	476
CP Atlas Buyer
7.000%, 12/01/2028 (A)	5,046	4,119
Delta Air Lines
7.000%, 05/01/2025 (A)	1,302	1,348

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Deluxe
8.000%, 06/01/2029 (A)	$4,090	$3,639
Dycom Industries
4.500%, 04/15/2029 (A)	603	538
EnerSys
4.375%, 12/15/2027 (A)	892	812
EnPro Industries
5.750%, 10/15/2026	404	396
First Student Bidco
4.000%, 07/31/2029 (A)	35	30
Fortress Transportation and Infrastructure Investors LLC
6.500%, 10/01/2025 (A)	561	523
5.500%, 05/01/2028 (A)	1,780	1,515
GFL Environmental
4.750%, 06/15/2029 (A)	318	276
4.375%, 08/15/2029 (A)	2,647	2,243
4.000%, 08/01/2028 (A)	614	519
3.750%, 08/01/2025 (A)	490	463
3.500%, 09/01/2028 (A)	5,564	4,833
Global Infrastructure Solutions
7.500%, 04/15/2032 (A)	285	234
5.625%, 06/01/2029 (A)	580	464
GrafTech Finance
4.625%, 12/15/2028 (A)	3,535	3,016
Graham Packaging
7.125%, 08/15/2028 (A)	312	268
Granite US Holdings
11.000%, 10/01/2027 (A)	3,162	3,076
Griffon
5.750%, 03/01/2028	770	712
H&E Equipment Services
3.875%, 12/15/2028 (A)	3,950	3,337
Harsco
5.750%, 07/31/2027 (A)	766	543
Hawaiian Brand Intellectual Property
5.750%, 01/20/2026 (A)	3,479	3,176
Herc Holdings
5.500%, 07/15/2027 (A)	315	297
Hertz
5.000%, 12/01/2029 (A)	643	517
4.625%, 12/01/2026 (A)	758	649
Icahn Enterprises
6.250%, 05/15/2026	1,831	1,755
4.375%, 02/01/2029	916	779
IEA Energy Services LLC
6.625%, 08/15/2029 (A)	2,115	2,104
Imola Merger
4.750%, 05/15/2029 (A)	1,481	1,257
JELD-WEN
6.250%, 05/15/2025 (A)	235	229
4.875%, 12/15/2027 (A)	337	261

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.625%, 12/15/2025 (A)	$560	$482
Korn Ferry
4.625%, 12/15/2027 (A)	3,475	3,219
LABL
10.500%, 07/15/2027 (A)	480	454
6.750%, 07/15/2026 (A)	640	608
Madison IAQ LLC
5.875%, 06/30/2029 (A)	555	457
4.125%, 06/30/2028 (A)	290	249
MasTec
4.500%, 08/15/2028 (A)	825	757
Mileage Plus Holdings LLC
6.500%, 06/20/2027 (A)	3,612	3,621
MIWD Holdco II LLC
5.500%, 02/01/2030 (A)	190	156
Moog
4.250%, 12/15/2027 (A)	1,212	1,109
Nielsen Finance LLC
5.625%, 10/01/2028 (A)	385	386
4.500%, 07/15/2029 (A)	160	161
Pactiv Evergreen Group Issuer
4.000%, 10/15/2027 (A)	4,732	4,130
Pactiv Evergreen Group Issuer LLC
4.375%, 10/15/2028 (A)	1,055	928
PGT Innovations
4.375%, 10/01/2029 (A)	233	197
Raytheon Technologies
3.030%, 03/15/2052	1,260	917
2.820%, 09/01/2051	1,780	1,244
Science Applications International
4.875%, 04/01/2028 (A)	3,734	3,454
Sensata Technologies
5.625%, 11/01/2024 (A)	80	80
3.750%, 02/15/2031 (A)	172	142
Sensata Technologies BV
5.875%, 09/01/2030 (A)	219	214
4.000%, 04/15/2029 (A)	1,025	885
Signature Aviation US Holdings
4.000%, 03/01/2028 (A)	1,806	1,675
Spirit AeroSystems
7.500%, 04/15/2025 (A)	440	430
5.500%, 01/15/2025 (A)	240	235
4.600%, 06/15/2028	3,775	3,001
3.950%, 06/15/2023	2,288	2,208
SRM Escrow Issuer LLC
6.000%, 11/01/2028 (A)	1,370	1,243
Standard Industries
4.750%, 01/15/2028 (A)	1,415	1,237
3.375%, 01/15/2031 (A)	139	102
Stericycle
3.875%, 01/15/2029 (A)	503	436

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Summit Materials LLC
5.250%, 01/15/2029 (A)	$2,793	$2,512
Terex
5.000%, 05/15/2029 (A)	385	344
TK Elevator US Newco
5.250%, 07/15/2027 (A)	2,576	2,344
TransDigm
8.000%, 12/15/2025 (A)	851	872
6.250%, 03/15/2026 (A)	5,486	5,390
5.500%, 11/15/2027	3,161	2,845
4.625%, 01/15/2029	860	727
Trident TPI Holdings
9.250%, 08/01/2024 (A)(F)	3,165	2,942
TriMas
4.125%, 04/15/2029 (A)	522	458
Triumph Group
7.750%, 08/15/2025	1,825	1,537
6.250%, 09/15/2024 (A)	115	106
Trivium Packaging Finance BV
8.500%, 08/15/2027 (A)	250	238
5.500%, 08/15/2026 (A)	976	936
Tutor Perini
6.875%, 05/01/2025 (A)	10,241	8,372
Uber Technologies
7.500%, 09/15/2027 (A)	305	305
6.250%, 01/15/2028 (A)	2,674	2,554
4.500%, 08/15/2029 (A)	424	368
United Airlines
4.625%, 04/15/2029 (A)	1,654	1,451
4.375%, 04/15/2026 (A)	3,852	3,512
Vertiv Group
4.125%, 11/15/2028 (A)	1,298	1,123
Wabash National
4.500%, 10/15/2028 (A)	415	353
WESCO Distribution
7.250%, 06/15/2028 (A)	913	921
7.125%, 06/15/2025 (A)	556	556
Western Global Airlines LLC
10.375%, 08/15/2025 (A)	1,990	1,813

		178,948

Information Technology — 4.1%
ACI Worldwide
5.750%, 08/15/2026 (A)	667	660
Ahead DB Holdings LLC
6.625%, 05/01/2028 (A)	3,585	3,218
ams-OSRAM
7.000%, 07/31/2025 (A)	2,573	2,455
Apple
2.700%, 08/05/2051	395	290
2.650%, 05/11/2050	4,410	3,229
2.650%, 02/08/2051	740	541

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.375%, 02/08/2041	$705	$530
Avaya
6.125%, 09/15/2028 (A)	5,251	2,871
Black Knight InfoServ LLC
3.625%, 09/01/2028 (A)	372	325
Block
3.500%, 06/01/2031	470	387
Castle US Holding
9.500%, 02/15/2028 (A)	2,110	1,646
CDW LLC
4.250%, 04/01/2028	420	389
3.250%, 02/15/2029	270	234
Ciena
4.000%, 01/31/2030 (A)	1,600	1,382
Clarivate Science Holdings
4.875%, 07/01/2029 (A)	326	269
3.875%, 07/01/2028 (A)	288	247
CommScope
7.125%, 07/01/2028 (A)	3,035	2,496
4.750%, 09/01/2029 (A)	694	591
CommScope Finance LLC
8.250%, 03/01/2027 (A)	7,378	6,323
6.000%, 03/01/2026 (A)	1,455	1,375
CommScope Technologies LLC
6.000%, 06/15/2025 (A)	3,998	3,633
5.000%, 03/15/2027 (A)	340	268
Condor Merger Sub
7.375%, 02/15/2030 (A)	3,225	2,693
Conduent Business Services LLC
6.000%, 11/01/2029 (A)	580	499
Elastic
4.125%, 07/15/2029 (A)	2,680	2,268
Entegris
4.375%, 04/15/2028 (A)	320	282
3.625%, 05/01/2029 (A)	3,394	2,858
Entegris Escrow
4.750%, 04/15/2029 (A)	3,142	2,890
Gartner
4.500%, 07/01/2028 (A)	335	309
3.750%, 10/01/2030 (A)	83	71
3.625%, 06/15/2029 (A)	295	254
Go Daddy Operating LLC
5.250%, 12/01/2027 (A)	2,784	2,617
II-VI
5.000%, 12/15/2029 (A)	3,888	3,462
Intel
3.200%, 08/12/2061	1,915	1,344
3.100%, 02/15/2060	580	397
Minerva Merger Sub
6.500%, 02/15/2030 (A)	2,383	2,023
Monitronics International (Escrow Security)
9.125%, 04/01/2020 (B)	10,706	–

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
NCR
6.125%, 09/01/2029 (A)	$735	$701
5.750%, 09/01/2027 (A)	740	712
5.125%, 04/15/2029 (A)	378	353
5.000%, 10/01/2028 (A)	178	168
ON Semiconductor
3.875%, 09/01/2028 (A)	553	493
Open Text Holdings
4.125%, 02/15/2030 (A)	3,430	2,761
Oracle Corp
2.500%, 04/01/2025	2,166	2,056
Paysafe Finance
4.000%, 06/15/2029 (A)	5,523	4,128
Plantronics
4.750%, 03/01/2029 (A)	304	303
Presidio Holdings
4.875%, 02/01/2027 (A)	425	398
PTC
4.000%, 02/15/2028 (A)	2,648	2,421
Seagate HDD Cayman
5.750%, 12/01/2034	2,672	2,371
3.375%, 07/15/2031	2,523	1,972
SS&C Technologies
5.500%, 09/30/2027 (A)	1,191	1,129
Synaptics
4.000%, 06/15/2029 (A)	3,456	2,970
Veritas US
7.500%, 09/01/2025 (A)	6,870	5,290
ViaSat
6.500%, 07/15/2028 (A)	3,575	2,742
Virtusa
7.125%, 12/15/2028 (A)	2,365	1,868
Xerox Holdings
5.500%, 08/15/2028 (A)	442	387

		88,549

Materials — 5.9%
Alcoa Nederland Holding BV
6.125%, 05/15/2028 (A)	200	194
5.500%, 12/15/2027 (A)	200	192
Arconic
6.125%, 02/15/2028 (A)	1,617	1,518
Ashland LLC
6.875%, 05/15/2043	1,384	1,419
ASP Unifrax Holdings
5.250%, 09/30/2028 (A)	3,778	3,031
ATI
5.875%, 12/01/2027	276	262
5.125%, 10/01/2031	137	121
4.875%, 10/01/2029	267	239
Avient
7.125%, 08/01/2030 (A)	106	105

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Axalta Coating Systems LLC
4.750%, 06/15/2027 (A)	$699	$647
3.375%, 02/15/2029 (A)	358	297
Baffinland Iron Mines
8.750%, 07/15/2026 (A)	3,870	3,569
Ball
3.125%, 09/15/2031	2,288	1,853
Big River Steel LLC
6.625%, 01/31/2029 (A)	367	365
Carpenter Technology
7.625%, 03/15/2030	103	101
6.375%, 07/15/2028	281	269
CF Industries
5.150%, 03/15/2034	1,330	1,282
Chemours
5.750%, 11/15/2028 (A)	2,257	2,020
4.625%, 11/15/2029 (A)	2,028	1,673
Cleveland-Cliffs
4.875%, 03/01/2031 (A)	190	166
4.625%, 03/01/2029 (A)	460	408
Constellium
5.875%, 02/15/2026 (A)	1,112	1,070
Cornerstone Chemical
6.750%, 08/15/2024 (A)	12,005	10,272
Crown Americas LLC
4.750%, 02/01/2026	1,324	1,277
CVR Partners
6.125%, 06/15/2028 (A)	2,131	1,946
Domtar
6.750%, 10/01/2028 (A)	3,090	2,776
Eldorado
6.250%, 09/01/2029 (A)	1,366	1,122
Element Solutions
3.875%, 09/01/2028 (A)	2,028	1,762
ERO Copper
6.500%, 02/15/2030 (A)	3,965	2,971
First Quantum Minerals
7.500%, 04/01/2025 (A)	411	404
6.500%, 03/01/2024 (A)	2,707	2,680
Freeport-McMoRan
5.450%, 03/15/2043	2,181	1,963
5.400%, 11/14/2034	3,218	3,051
4.625%, 08/01/2030	979	906
GCP Applied Technologies
5.500%, 04/15/2026 (A)	420	420
Glatfelter
4.750%, 11/15/2029 (A)	267	166
INEOS Quattro Finance 2
3.375%, 01/15/2026 (A)	630	545
Infrabuild Australia Pty
12.000%, 10/01/2024 (A)	1,373	1,295

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Innophos Holdings
9.375%, 02/15/2028 (A)	$4,020	$3,937
LSB Industries
6.250%, 10/15/2028 (A)	2,485	2,300
Methanex
5.125%, 10/15/2027	1,375	1,251
Mineral Resources
8.125%, 05/01/2027 (A)	2,145	2,150
Mineral Resources MTN
8.500%, 05/01/2030 (A)	1,020	1,027
8.000%, 11/01/2027 (A)	1,405	1,402
Mountain Province Diamonds
8.000%, 12/15/2022 (A)	3,400	3,204
NMG Holding
7.125%, 04/01/2026 (A)	3,910	3,658
Northwest Acquisitions ULC
7.125%, 11/01/2022 (A)(B)(F)(G)	3,290	–
NOVA Chemicals
5.250%, 06/01/2027 (A)	1,105	976
5.000%, 05/01/2025 (A)	1,451	1,365
4.875%, 06/01/2024 (A)	535	511
4.250%, 05/15/2029 (A)	385	317
Novelis
4.750%, 01/30/2030 (A)	470	409
3.875%, 08/15/2031 (A)	3,064	2,473
3.250%, 11/15/2026 (A)	288	256
OI European Group BV
4.750%, 02/15/2030 (A)	3,291	2,665
Owens-Brockway Glass Container
6.625%, 05/13/2027 (A)	561	521
5.875%, 08/15/2023 (A)	752	748
Polar US Borrower LLC
6.750%, 05/15/2026 (A)	6,205	4,016
Rain CII Carbon LLC
7.250%, 04/01/2025 (A)	4,460	4,171
SCIH Salt Holdings
6.625%, 05/01/2029 (A)	10,039	8,265
4.875%, 05/01/2028 (A)	3,336	2,862
Scotts Miracle-Gro
5.250%, 12/15/2026	121	115
4.500%, 10/15/2029	134	107
4.375%, 02/01/2032	366	276
4.000%, 04/01/2031	391	294
Tacora Resources
8.250%, 05/15/2026 (A)	2,660	2,250
Taseko Mines
7.000%, 02/15/2026 (A)	2,943	2,427
Trinseo Materials Operating SCA
5.375%, 09/01/2025 (A)	975	840
5.125%, 04/01/2029 (A)	284	202
Tronox
4.625%, 03/15/2029 (A)	3,262	2,713

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
U.S. Steel
6.875%, 03/01/2029	$1,467	$1,434
Venator Finance Sarl
9.500%, 07/01/2025 (A)	1,104	1,087
5.750%, 07/15/2025 (A)	8,028	5,901
WR Grace Holdings LLC
5.625%, 08/15/2029 (A)	177	140
4.875%, 06/15/2027 (A)	390	361

		120,988

Real Estate — 1.9%
American Tower
3.700%, 10/15/2049	245	186
3.100%, 06/15/2050	905	631
2.950%, 01/15/2051	1,945	1,309
2.100%, 06/15/2030	2,167	1,749
Crown Castle
3.250%, 01/15/2051	350	249
2.900%, 04/01/2041	2,075	1,494
Cushman & Wakefield US Borrower LLC
6.750%, 05/15/2028 (A)	706	700
Diversified Healthcare Trust
4.375%, 03/01/2031	2,150	1,475
Iron Mountain
5.250%, 03/15/2028 (A)	281	258
5.250%, 07/15/2030 (A)	1,145	1,013
5.000%, 07/15/2028 (A)	400	365
4.875%, 09/15/2029 (A)	2,135	1,852
4.500%, 02/15/2031 (A)	424	352
Lamar Media
4.000%, 02/15/2030	877	764
Outfront Media Capital LLC
5.000%, 08/15/2027 (A)	766	701
4.250%, 01/15/2029 (A)	2,710	2,262
Prologis
3.000%, 04/15/2050	745	567
2.125%, 10/15/2050	1,470	932
Realogy Group LLC
5.250%, 04/15/2030 (A)	620	466
RHP Hotel Properties
4.750%, 10/15/2027	1,277	1,161
4.500%, 02/15/2029 (A)	447	386
SBA Communications
3.125%, 02/01/2029	2,279	1,878
Service Properties Trust
5.500%, 12/15/2027	740	640
4.950%, 02/15/2027	5,143	4,165
4.500%, 06/15/2023	872	855
4.375%, 02/15/2030	3,245	2,379
3.950%, 01/15/2028	2,059	1,533
Uniti Group
6.000%, 01/15/2030 (A)	2,187	1,542

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
VICI Properties
5.750%, 02/01/2027 (A)	$357	$351
5.625%, 05/01/2024 (A)	315	315
4.625%, 06/15/2025 (A)	411	398
4.625%, 12/01/2029 (A)	855	790
4.500%, 09/01/2026 (A)	225	212
4.500%, 01/15/2028 (A)	175	162
4.250%, 12/01/2026 (A)	687	644
4.125%, 08/15/2030 (A)	4,396	3,865
3.875%, 02/15/2029 (A)	396	352
3.750%, 02/15/2027 (A)	902	816
3.500%, 02/15/2025 (A)	22	21

		39,790

Utilities — 1.6%
AmeriGas Partners
5.875%, 08/20/2026	235	224
5.500%, 05/20/2025	210	199
Calpine
5.000%, 02/01/2031 (A)	275	230
4.625%, 02/01/2029 (A)	390	331
4.500%, 02/15/2028 (A)	3,785	3,462
Clearway Energy Operating LLC
3.750%, 02/15/2031 (A)	3,155	2,635
NRG Energy
6.625%, 01/15/2027	1,108	1,099
5.250%, 06/15/2029 (A)	610	545
3.875%, 02/15/2032 (A)	1,758	1,393
3.625%, 02/15/2031 (A)	5,080	4,035
3.375%, 02/15/2029 (A)	515	423
Pattern Energy Operations
4.500%, 08/15/2028 (A)	2,060	1,856
PG&E
5.250%, 07/01/2030	3,204	2,770
5.000%, 07/01/2028	412	366
Pike
5.500%, 09/01/2028 (A)	3,595	2,972
Solaris Midstream Holdings LLC
7.625%, 04/01/2026 (A)	1,584	1,547
Vistra
7.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.740%(A)(D)(E)	435	401
Vistra Operations LLC
5.625%, 02/15/2027 (A)	1,975	1,901
5.000%, 07/31/2027 (A)	4,395	4,091
4.375%, 05/01/2029 (A)	2,520	2,197

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.300%, 07/15/2029 (A)	$1,401	$1,259

		33,936

Total Corporate Obligations
(Cost $1,870,694) ($ Thousands)		1,601,791

LOAN PARTICIPATIONS — 10.2%
1236904 B.C. LTD., Initial Term Loan, 1st Lien
8.024%, LIBOR + 5.500%, 03/04/2027 (D)	4,026	3,889
19th Holdings Golf, LLC, Initial Term Loan, 1st Lien
5.387%, CME Term SOFR + 3.000%, 02/07/2029 (B)(D)	1,973	1,834
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Initial Term Loan, 1st Lien
7.460%, LIBOR + 4.750%, 04/20/2028 (D)	5,672	5,575
ACProducts Holdings, Inc., Initial Term Loan, 1st Lien
7.127%, LIBOR + 4.250%, 05/17/2028 (D)	594	485
Adient US LLC, Term B-1 Loan, 1st Lien
5.774%, 04/10/2028	515	503
AgroFresh, 1st Lien
8.774%, 12/31/2024 (D)(H)	972	957
Alchemy US Holdco 1, LLC, Initial Term Loan, 1st Lien
8.024%, LIBOR + 5.500%, 10/10/2025 (D)	1,696	1,622
Alvogen Pharma US, Inc., January 2020 Loan, 1st Lien
7.500%, LIBOR + 5.250%, 12/31/2023 (D)	3,219	2,781
ANI Technologies, Term Loan, 1st Lien
8.657%, 12/15/2026	3,946	3,759
AP Core Holdings II, LLC, Term B-1 Loan, 1st Lien
8.024%, LIBOR + 5.500%, 09/01/2027 (D)	536	506
AP Core Holdings II, LLC, Term B-2 Loan, 1st Lien
8.024%, LIBOR + 5.500%, 09/01/2027 (D)	1,897	1,794
Apollo Commercial Real Estate Finance, Inc., Term B-1 Loan, 1st Lien
5.944%, LIBOR + 3.500%, 03/11/2028 (B)(D)	1,384	1,329

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Applied Systems, Inc., Closing Date Term Loan, 1st Lien
5.250%, LIBOR + 3.000%, 09/19/2024 (D)(H)	$2,253	$2,232
Arctic Canadian Diamond Company, 2nd Lien
7.500%, 12/31/2027 (B)	1,799	1,791
Bausch Health Companies Inc., Second Amendment Term Loan, 1st Lien
7.662%, CME Term SOFR + 5.250%, 02/01/2027 (D)	3,705	2,945
Blackhawk Network, Temr Loan, 2nd Lien
8.313%, 06/15/2026	2,412	2,195
BoardRiders Inc., Tranche A Loan, 1st Lien
12.367%, 10/23/2023 (B)	612	600
BoardRiders Inc., Tranche B-2 Loan, 1st Lien
12.367%, 04/23/2024	2,931	2,660
Bright Bidco B.V., 2018 Refinancing Term B Loan
4.774%, 06/30/2024 (H)	1,356	494
Byju's, Term Loan, 1st Lien
8.980%, 11/24/2026 (H)	4,882	3,547
Caesars Resort Collection, LLC, Term B Loan, 1st Lien
5.274%, LIBOR + 2.750%, 12/23/2024 (D)	1,325	1,306
Carecentrix, Term Loan, 1st Lien
6.750%, 04/03/2025 (D)	1,334	1,321
Carestream Health, Extended Loan, 2nd Lien
14.750%, 08/08/2023 (F)	4,655	3,840
Carestream Health, Term Loan
0.000%, 11/07/2022 (H)	611	611
Carestream, Extended Loan, 1st Lien
9.500%, 05/08/2023 (F)	1,937	1,820
Carnival Corporation, Initial Advance (USD), 1st Lien
5.877%, LIBOR + 3.000%, 06/30/2025 (D)	1,297	1,233
Cenveo, Term Loan
9.807%, 12/31/2024	949	949
Cincinnati Bell Inc., Term B-2 Loan, 1st Lien
5.805%, CME Term SOFR + 3.250%, 11/22/2028 (D)	179	175
Claire's Stores, Inc., Initial Term Loan, 1st Lien
9.024%, LIBOR + 6.500%, 12/18/2026 (D)	2,001	1,890

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
ClubCorp Holdings, Inc., Term B Loan, 1st Lien
5.000%, LIBOR + 2.750%, 09/18/2024 (D)(H)	$2,612	$2,499
Clydesdale Acquisition Holdings, Inc., Term B Loan, 1st Lien
6.730%, CME Term SOFR + 4.175%, 04/13/2029 (D)(H)	1,117	1,076
ConvergeOne Holdings, Corp., Initial Term Loan, 1st Lien
7.524%, LIBOR + 5.000%, 01/04/2026 (D)(H)	4,193	3,333
Delivery Hero, Term Loan, 1st Lien
8.493%, 08/12/2027 (H)	1,772	1,712
Delta Topco, Inc., Initial Term Loan, 2nd Lien
9.336%, LIBOR + 7.250%, 12/01/2028 (D)	1,518	1,358
DexKo Global Inc., Closing Date Dollar Term Loan, 1st Lien
6.000%, LIBOR + 3.750%, 10/04/2028 (D)	599	572
DIRECTV Financing, LLC, Closing Date Term Loan, 1st Lien
7.524%, LIBOR + 5.000%, 08/02/2027 (D)	2,042	1,949
DMT Solutions Global Corporation, Initial Term Loan, 1st Lien
9.563%, 07/02/2024 (D)	973	949
DMT Solutions Global Corporation, Term Loan, 1st Lien
8.500%, 07/02/2024 (D)	1,017	991
East Valley Tourist Development Authority , Term Loan, 1st Lien
9.000%, LIBOR + 7.500%, 11/23/2026 (B)(D)	4,686	4,546
Envision Healthcare Corporation, Initial Term Loan, 1st Lien
6.122%, LIBOR + 3.750%, 10/10/2025 (D)(F)	2,140	554
Envision Healthcare, Term Loan
10.531%, 03/31/2027	938	896
Envision Healthcare, Term Loan, 1st Lien
0.000%, 03/31/2027 (H)	6,582	3,291
Epic Crude Services, LP, Term Loan, 1st Lien
7.080%, LIBOR + 5.000%, 03/02/2026 (D)	1,545	1,309
Epic Y-Grade Services, 1st Lien
8.080%, 06/30/2027 (D)(H)	10,334	8,810

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
First Student Bidco Inc., 2022 Incremental Term B Loan, 1st Lien
6.154%, CME Term SOFR + 4.000%, 07/21/2028 (D)	$404	$390
First Student Bidco Inc., 2022 Incremental Term C Loan, 1st Lien
6.154%, CME Term SOFR + 4.000%, 07/21/2028 (D)	28	27
First Student Bidco Inc., Initial Term B Loan, 1st Lien
5.232%, LIBOR + 3.000%, 07/21/2028 (D)	425	408
First Student Bidco Inc., Initial Term C Loan, 1st Lien
5.232%, LIBOR + 3.000%, 07/21/2028 (D)	158	151
Focus Financial Partners LLC, Tranche B-3 Term Loan, 1st Lien
4.524%, LIBOR + 2.000%, 07/03/2024 (D)(H)	427	420
Foresight Energy Operating LLC, Tranche A Term Loan, 1st Lien
10.250%, LIBOR + 8.000%, 06/30/2027 (B)(D)	416	421
GatesAir, Term Loan
12.190%, 08/01/2027	1,763	1,710
Genesys Cloud Services Holdings I, LLC, Initial Dollar Term Loan (2020), 1st Lien
6.524%, LIBOR + 4.000%, 12/01/2027 (D)	502	492
Geon Performance Solutions, LLC, Initial Term Loan, 1st Lien
7.024%, LIBOR + 4.500%, 08/18/2028 (D)(H)	2,091	2,054
Global Medical Response, Inc., 2018 New Term Loan, 1st Lien
6.774%, LIBOR + 4.250%, 03/14/2025 (D)	785	718
Grab Holdings, Inc., Initial Term Loan, 1st Lien
7.030%, LIBOR + 4.500%, 01/29/2026 (D)	5,795	5,425
Graham Packaging Company Inc., Initial Term Loan (2021), 1st Lien
5.524%, LIBOR + 3.000%, 08/04/2027 (D)	536	523
Gulf Finance, LLC, Term Loan, 1st Lien
9.130%, LIBOR + 6.750%, 08/25/2026 (D)	3,953	3,220

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Hercules Achievement, Inc. (Varsity Brands Holding Co., Inc.), Initial Term Loan, 1st Lien
6.024%, LIBOR + 3.500%, 12/16/2024 (D)	$474	$460
Hudson River Trading LLC, Term Loan, 1st Lien
6.164%, CME Term SOFR + 3.000%, 03/20/2028 (D)	710	653
Hyland Software, Inc., 2018 Refinancing Term Loan, 1st Lien
6.024%, LIBOR + 3.500%, 07/01/2024 (D)	3,265	3,220
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.), New Term Loan, 1st Lien
5.524%, LIBOR + 3.000%, 05/01/2026 (D)	643	621
IRB Holding Corp., 2020 Replacement Term B Loan, 1st Lien
5.274%, LIBOR + 2.750%, 02/05/2025 (D)(H)	2,432	2,378
JC Penney, 1st Lien
5.250%, LIBOR + 4.250%, 06/23/2023 (B)(D)	3,751	—
Journey Personal Care, 1st Lien
6.500%, 03/01/2028 (D)	3,732	2,547
Jump Financial, LLC, Term Loan, 1st Lien
6.816%, CME Term SOFR + 4.500%, 08/07/2028 (D)	6,500	6,272
LABL, Inc., Initial Dollar Term Loan, 1st Lien
7.524%, LIBOR + 5.000%, 10/29/2028 (D)	490	472
LifeScan Global Corporation, Initial Term Loan, 1st Lien
8.285%, LIBOR + 6.000%, 10/01/2024 (D)	9,298	7,685
Lightstone Holdco LLC, Extended Term B Loan, 1st Lien
8.051%, CME Term SOFR + 5.750%, 02/01/2027 (D)	2,014	1,806
Lightstone Holdco LLC, Extended Term C Loan, 1st Lien
8.051%, CME Term SOFR + 5.750%, 02/01/2027 (D)	114	102
Madison IAQ LLC, Initial Term Loan, 1st Lien
4.524%, LIBOR + 3.250%, 06/21/2028 (D)	440	424
Magnite, Inc., Initial Term Loan, 1st Lien
7.530%, LIBOR + 5.000%, 04/28/2028 (D)	1,144	1,099

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Mashantucket (Western) Pequot Tribe, Term B Loan, 1st Lien
9.649%, Euribor + 3.250%, 02/16/2025 (D)	$6,685	$6,602
Mauser Packaging Solutions Holding Company, Initial Term Loan, 1st Lien
5.623%, LIBOR + 3.250%, 04/03/2024 (D)	2,864	2,799
Mavenir Systems, Inc., Initial Term Loan, 1st Lien
7.711%, LIBOR + 4.750%, 08/18/2028 (B)(D)(F)	1,876	1,697
Mavenir Systems, Inc., Term Loan, 1st Lien
8.487%, 08/18/2028	695	634
Medline Borrower, LP, Initial Dollar Term Loan, 1st Lien
5.774%, LIBOR + 3.250%, 10/23/2028 (D)(H)	290	277
Mitnick Corporate Purchaser, Inc., Initial Term Loan, 1st Lien
7.393%, CME Term SOFR + 4.750%, 05/02/2029 (D)(H)	1,297	1,261
MLN US HoldCo LLC, Term B Loan, 1st Lien
6.873%, LIBOR + 4.500%, 11/30/2025 (D)	1,157	655
Monitronics International Inc., Term Loan, 1st Lien
10.306%, 03/29/2024	381	251
Mountaineer Merger Corp, Term Loan, 1st Lien
9.788%, 10/26/2028 (B)(D)(H)	2,513	2,237
MPH Acquisition Holdings LLC, Initial Term Loan, 1st Lien
7.320%, LIBOR + 4.250%, 09/01/2028 (D)	1,371	1,294
Naked Juice LLC, Initial Loan, 2nd Lien
8.154%, CME Term SOFR + 6.000%, 01/24/2030 (D)	2,015	1,840
Nexus Buyer LLC, Initial Term Loan, 2nd Lien
8.630%, LIBOR + 6.250%, 11/05/2029 (D)	1,140	1,076
Nine West Holdings Inc., Term Loan
10.250%, 03/20/2024	910	745
10.096%, 03/20/2024	977	800
Nouryon Finance B.V., Initial Dollar Term Loan, 1st Lien
5.000%, LIBOR + 2.750%, 10/01/2025 (D)	727	708

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Olympus Water US Holding Corporation, Initial Dollar Term Loan, 1st Lien
6.063%, LIBOR + 3.750%, 11/09/2028 (D)	$127	$122
Pactiv Evergreen Inc., Tranche B-3 U.S. Term Loan, 1st Lien
6.024%, LIBOR + 3.500%, 09/24/2028 (D)	194	188
Padagis LLC, Term B Loan, 1st Lien
7.043%, LIBOR + 4.750%, 07/06/2028 (D)	1,279	1,170
Park River Holdings, Inc., Initial Term Loan, 1st Lien
5.527%, LIBOR + 3.250%, 12/28/2027 (D)	229	208
Petco Health and Wellness Company, Inc., Initial Term Loan, 1st Lien
5.500%, LIBOR + 3.250%, 03/03/2028 (D)	637	617
Phoenix Newco, Inc., Initial Term Loan, 1st Lien
5.774%, LIBOR + 3.250%, 11/15/2028 (D)	441	429
Plantronics, Inc., Initial Term B Loan, 1st Lien
4.872%, LIBOR + 2.500%, 07/02/2025 (D)	362	360
PMHC II, Inc., Initial Term Loan, 1st Lien
6.977%, CME Term SOFR + 4.250%, 04/23/2029 (D)(H)	1,463	1,306
Project Castle, Inc., Initial Term Loan, 1st Lien
6.900%, CME Term SOFR + 5.500%, 06/01/2029 (D)	1,674	1,525
Quest Software US Holdings Inc., Initial Loan, 2nd Lien
10.227%, CME Term SOFR + 7.500%, 02/01/2030 (D)	923	812
Revlon Consumer Products Corporation, 2016 Term Loan, 1st Lien
5.576%, LIBOR + 3.500%, 09/07/2023 (B)(D)	7,947	3,264
4.250%, LIBOR + 3.500%, 09/07/2023 (B)(D)	33	13
S&S Holdings LLC, Initial Term Loan, 1st Lien
6.745%, LIBOR + 5.000%, 03/11/2028 (D)(H)	1,634	1,568
Serta Simmons Bedding, LLC, Initial Exchange Term Loan (Super-Priority)
9.891%, 08/10/2023 (D)	132	73

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Serta Simmons Bedding, LLC, Initial Exchange Term Loan (Super-Priority), 1st Lien
9.891%, LIBOR + 7.500%, 08/10/2023 (D)	$548	$305
Shutterfly, LLC, 2021 Refinancing Term B Loan, 1st Lien
7.250%, LIBOR + 5.000%, 09/25/2026 (D)(H)	327	246
SIJ LLC, 1st Lien
10.139%, 07/15/2026 (B)	291	276
Skillsoft Finance II, Inc., Initial Term Loan, 1st Lien
7.652%, CME Term SOFR + 5.250%, 07/14/2028 (D)	327	314
Smyrna Ready Mix Concrete, LLC, Initial Term Loan, 1st Lien
6.805%, CME Term SOFR + 4.250%, 04/02/2029 (D)(H)	1,826	1,776
SP PF Buyer LLC, Closing Date Term Loan, 1st Lien
7.024%, LIBOR + 4.500%, 12/22/2025 (D)	2,738	2,296
Spirit Aerosystems, Inc. (fka Mid-Western Aircraft Systems, Inc and Onex Wind Finance LP.), 2021 Refinancing Term Loan, 1st Lien
6.274%, LIBOR + 3.750%, 01/15/2025 (D)	220	218
SPX Flow, Inc., Term Loan, 1st Lien
7.055%, CME Term SOFR + 4.500%, 04/05/2029 (D)	353	334
Staples, Inc., 2019 Refinancing New Term B-1 Loan, 1st Lien
7.782%, LIBOR + 5.000%, 04/16/2026 (D)	6,285	5,521
Summer (BC) Bidco B LLC, Additional Facility B2 (USD), 1st Lien
6.750%, LIBOR + 4.500%, 12/04/2026 (D)	157	152
Sunshine Luxembourg VII S.a r.l., Facility B3, 1st Lien
6.000%, LIBOR + 3.750%, 10/01/2026 (D)(H)	1,517	1,459
SWF Holdings I Corp., Initial Term Loan, 1st Lien
6.368%, LIBOR + 4.000%, 10/06/2028 (D)(H)	1,979	1,723
Syniverse Holdings, LLC, Initial Term Loan, 1st Lien
8.618%, 05/13/2027 (B)	2,660	2,345

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Team Health Holdings, Inc., Extended Term Loan, 1st Lien
7.705%, CME Term SOFR + 5.250%, 03/02/2027 (D)	$4,893	$4,338
TK Elevator Midco GmbH, Facility B1 (USD), 1st Lien
6.871%, LIBOR + 3.500%, 07/30/2027 (D)	424	411
Tortoise Borrower LLC, Initial Term Loan, 1st Lien
4.500%, LIBOR + 3.500%, 01/31/2025 (D)	1,829	1,132
Travelport Finance (Luxembourg) S.a r.l., 2021 Consented Term Loan, 1st Lien
7.250%, LIBOR + 5.000%, 05/29/2026 (D)(H)	1,755	1,297
Travelport Finance (Luxembourg) S.a r.l., Initial Term Loan (Priority), 1st Lien
3.750%, LIBOR + 1.500%, 02/28/2025 (D)(H)	1,351	1,321
Traverse Midstream Partners LLC, Advance, 1st Lien
5.950%, CME Term SOFR + 4.250%, 09/27/2024 (D)	3,430	3,400
Triton Water Holdings, Inc., Initial Term Loan, 1st Lien
5.750%, LIBOR + 3.500%, 03/31/2028 (D)	379	354
Tutor Perini Corporation, Term Loan, 1st Lien
7.127%, LIBOR + 3.500%, 08/18/2027 (B)(D)	3,661	3,406
U.S. Renal Care, Inc., Initial Term Loan, 1st Lien
7.563%, LIBOR + 5.000%, 06/26/2026 (D)	725	550
USI, Inc., 2017 New Term Loan, 1st Lien
5.250%, LIBOR + 3.000%, 05/16/2024 (D)	2,734	2,699
Venator Finance S.A.R.L. (Venator Materials LLC), Initial Term Loan, 1st Lien
5.524%, LIBOR + 3.000%, 08/08/2024 (B)(D)	367	339
VeriFone Systems, Inc., Initial Term Loan, 1st Lien
6.997%, LIBOR + 4.000%, 08/20/2025 (D)	2,680	2,469
Wand Newco 3, Inc., Tranche B-1 Term Loan, 1st Lien
5.524%, LIBOR + 3.000%, 02/05/2026 (D)	1,328	1,272

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Wellful Inc., Initial Term Loan, 1st Lien
8.500%, LIBOR + 6.250%, 04/21/2027 (D)	$3,385	$3,193
White Cap Supply Holdings, LLC, Initial Closing Date Term Loan, 1st Lien
6.205%, CME Term SOFR + 3.750%, 10/19/2027 (D)	784	756
Woodford Express LLC, Initial Term Loan, 1st Lien
7.250%, LIBOR + 3.500%, 01/27/2025 (D)	3,792	3,786

Total Loan Participations
(Cost $235,234) ($ Thousands)		214,405

ASSET-BACKED SECURITIES — 9.3%
Other Asset-Backed Securities — 9.3%

Airplanes Pass-Through Trust, Ser 2001-1A, Cl A9(I)
0.735%, ICE LIBOR USD 1 Month + 0.550%, 03/15/2019 (A)(B)(D)	835	27
Ares XXXIV CLO, Ser 2020-2A, Cl FR
11.340%, ICE LIBOR USD 3 Month + 8.600%, 04/17/2033 (A)(B)(D)	2,304	1,728
B&M CLO, Ser 2014-1A, Cl E
8.490%, ICE LIBOR USD 3 Month + 5.750%, 04/16/2026 (A)(B)(D)	473	1
Battalion CLO VII, Ser 2014-7A, Cl SUB
0.000%, 07/17/2028 (A)(B)(C)(D)	4,614	127
Battalion CLO VIII, Ser 2015-8A, Cl SUB
0.000%, 07/18/2030 (A)(B)(C)(D)	4,378	2,058
Battalion CLO X, Ser 2016-10A, Cl SUB
0.000%, 01/25/2035 (A)(B)(C)(D)	6,380	5,391
Battalion CLO XI, Ser 2017-11A, Cl SUB
0.000%, 04/24/2034 (A)(B)(C)(D)	10,431	6,989
Battalion CLO XII, Ser 2018-12A, Cl SUB
0.000%, 05/17/2031 (A)(B)(C)(D)	8,633	4,878
Battalion CLO XIV, Ser 2019-14A
0.000%, 04/20/2032 (B)(C)	6,147	4,887
Battalion CLO XVI, Ser 2019-16A, Cl SUB
0.000%, 12/19/2032 (A)(B)(C)(D)	3,572	2,500
Battalion CLO XX, Ser 2021-20A, Cl SUB
0.000%, 07/15/2034 (B)(C)	8,543	7,048
Benefit Street Partners CLO III, Ser 2013-IIIA, Cl SUB
0.000%, 07/20/2029 (A)(B)(C)(D)	2,640	396
Benefit Street Partners CLO IV
0.000%, 07/20/2026 (A)(B)(J)	7	2,663
Benefit Street Partners CLO IX
0.000%, 07/20/2025 (A)(B)(J)	3,363	1,597

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Benefit Street Partners CLO V
0.000%, 10/20/2026 (A)(B)(J)	$6,413	$–
Benefit Street Partners CLO V, Ser 2018-5BA
0.000%, 04/20/2031 (B)(C)	10,301	3,904
Benefit Street Partners CLO VI, Ser 2015-VIA, Cl SUB
0.000%, 10/18/2029 (A)(B)(C)(D)	9,535	3,653
Benefit Street Partners CLO VII, Ser 2015-VIII, Cl SUB
0.000%, 07/18/2027 (B)(C)(D)	9,035	31
Benefit Street Partners CLO VIII
0.000%, 01/20/2031 (A)(B)(C)	9,000	3,600
Benefit Street Partners CLO X, Ser 2016-10A, Cl SUB
0.000%, 04/20/2034 (A)(B)(C)(D)	10,939	5,469
Benefit Street Partners CLO XII, Ser 2017-12A, Cl SUB
0.000%, 10/15/2030 (A)(B)(C)(D)	10,091	3,330
Benefit Street Partners CLO XIV, Ser 2018-14A, Cl SUB
0.000%, 04/20/2031 (A)(B)(C)(D)	6,857	3,600
Benefit Street Partners CLO XVIII, Ser 2019-18A, Cl SUB
0.000%, 10/15/2034 (A)(B)(C)(D)	6,048	3,954
Benefit Street Partners CLO XX, Ser 2020-20A, Cl SUB
0.000%, 07/15/2034 (A)(B)(C)(D)	3,469	2,861
Benefit Street Partners CLO XXIII, Ser 2021-23A, Cl SUB
0.000%, 04/25/2034 (B)(C)	7,870	5,436
Cathedral Lake CLO III, Ser 2015-3A, Cl SUB
0.000%, 01/15/2026 (A)(B)(C)(D)	3,653	1,205
Cathedral Lake V, Ser 2018-5A, Cl SUB
0.000%, 10/21/2030 (A)(B)(C)(D)	5,673	1,929
CVP Cascade CLO, Ser 2014-2A, Cl E
6.041%, ICE LIBOR USD 3 Month + 5.800%, 07/18/2026 (A)(B)(D)	2,635	–
First Eagle Berkeley Fund CLO LLC, Ser 2016-1A, Cl SUB
0.000%, 10/25/2028 (A)(B)(C)(D)	21,812	7,198
Great Lakes CLO, Ser 2015-1A, Cl SUB
0.000%, 01/16/2030 (A)(B)(C)(D)	6,015	2,740
Great Lakes CLO, Ser 2017-1A, Cl ER
10.012%, ICE LIBOR USD 3 Month + 7.500%, 10/15/2029 (A)(B)(D)	3,376	2,912
Great Lakes CLO, Ser 2018-1A, Cl ER
10.100%, ICE LIBOR USD 3 Month + 7.360%, 01/16/2030 (A)(B)(D)	4,328	3,679
Great Lakes CLO, Ser 2018-1A, Cl FR
12.740%, ICE LIBOR USD 3 Month + 10.000%, 01/16/2030 (A)(B)(D)	1,595	1,272

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
IVY Hill Middle Market Credit Fund XII, Ser 2017-12A, Cl SUB
0.000%, 07/20/2029 (A)(B)(C)(D)	$1,149	$875
IVY Hill Middle Market Credit Fund XIV, Ser 2018-14A, Cl D
9.810%, ICE LIBOR USD 3 Month + 7.070%, 04/18/2030 (A)(B)(D)	2,886	2,626
IVY Hill Middle Market Credit Fund XIV, Ser 2018-14A, Cl SUB
0.000%, 04/18/2030 (A)(B)(C)(D)	2,164	1,526
LCM Ltd
0.000%, 01/20/2032 (B)(C)	1,998	1,420
Lockwood Grove CLO, Ser 2014-1A, Cl SUB
0.000%, 01/25/2030 (A)(B)(C)(D)	4,865	2,432
Lockwood Grove CLO, Ser 2018-1A, Cl ERR
8.633%, ICE LIBOR USD 3 Month + 5.850%, 01/25/2030 (A)(B)(D)	3,201	2,657
Neuberger Berman CLO XXII, Ser 2016-22A, Cl SUB
0.000%, 10/17/2030 (A)(B)(C)(D)	5,235	2,094
Neuberger Berman Loan Advisers CLO 36, Ser 2020-36A, Cl INC
0.000%, 04/20/2033 (A)(B)(C)(D)	1,780	1,166
Neuberger Berman Loan Advisers CLO 36, Ser 2020-36A, Cl SPIN
0.114%, 04/20/2033 (A)(B)(D)	23	15
Neuberger Berman Loan Advisers CLO 38
0.000%, 10/20/2032 (B)(C)	5,458	3,808
Neuberger Berman Loan Advisers CLO 39
0.000%, 10/20/2032 (B)(C)	5,795	3,621
Neuberger Berman Loan Advisers CLO 41
0.000%, 10/20/2032 (B)(C)	3,394	2,452
NewStar Clarendon Fund CLO LLC, Ser 2015-1A, Cl E
8.833%, ICE LIBOR USD 3 Month + 6.050%, 01/25/2027 (A)(B)(D)	2,529	2,472
NewStar Exeter Fund CLO, Ser 2015-1RA, Cl E
9.910%, ICE LIBOR USD 3 Month + 7.200%, 01/20/2027 (A)(B)(D)	2,981	2,772
NewStar Fairfield Fund CLO, Ser 2015-2A, Cl SUB
0.000%, 04/20/2030 (A)(B)(C)(D)	9,028	4,046
NewStar Fairfield Fund CLO, Ser 2018-2A, Cl DN
10.090%, ICE LIBOR USD 3 Month + 7.380%, 04/20/2030 (A)(B)(D)	4,200	3,560
OCP CLO, Ser 2017-14A, Cl SUB
0.000%, 11/20/2030 (A)(B)(C)(D)	3,012	1,416
OCP CLO, Ser 2020-19A, Cl SUB
0.000%, 10/20/2034 (A)(B)(C)(D)	1,876	1,668

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
OCP CLO, Ser 2021-21A, Cl SUB
0.000%, 07/20/2034 (B)(C)	$7,945	$5,918
Shackleton CLO, Ser 2014-6RA
0.000%, 07/17/2028 (B)(C)	6,412	192
Shackleton CLO, Ser 2019-14A, Cl SUB
0.000%, 07/20/2034 (A)(B)(C)(D)	3,251	2,016
TCP Whitney CLO, Ser 2017-1I, Cl SUB
0.000%, 08/20/2029 (B)(C)(D)	13,119	9,817
TCW CLO, Ser 2017-1A, Cl SUB
0.000%, 10/29/2034 (A)(B)(C)(D)	7,377	4,352
TCW CLO, Ser 2018-1A, Cl SUB
0.000%, 04/25/2031 (A)(B)(C)(D)	5,509	3,193
TCW CLO, Ser 2019-2A, Cl SUB
0.000%, 10/20/2032 (A)(B)(C)(D)	5,959	3,635
TCW CLO, Warehouse Note, Ser 2020-1
0.000%, (B)(C)	8,523	5,029
Venture 35 CLO, Ser 2018-35A, Cl SUB
0.000%, 10/22/2031 (A)(B)(C)(D)	15,819	5,853
Venture XXV CLO, Ser 2016-25A, Cl SUB
0.000%, 04/20/2029 (A)(B)(C)(D)	2,950	826
Venture XXVI CLO, Ser 2017-26A, Cl SUB
0.000%, 01/20/2029 (A)(B)(C)(D)	2,865	688
Venture XXVIII CLO, Ser 2017-28A, Cl SUB
0.000%, 07/20/2030 (A)(B)(C)(D)	5,750	2,156
VOYA CLO, Ser 2020-2A
0.000%, 07/20/2031 (B)(C)	7,797	6,660
Wind River
0.000%, (B)(C)	11,611	8,534
		196,558

Total Asset-Backed Securities
(Cost $116,080) ($ Thousands)		196,558

	Shares
COMMON STOCK — 1.2%
21st Century Oncology *(B)	22,017	222
Aquity Equity *(B)	89,545	1,007
Arctic Canadian Diamond Co *(B)	1,633	—
Berry Corp	174,242	1,594
CHC Group LLC *	1,444	—
Chord Energy Corp	12,382	1,753
Clear Channel Outdoor Holdings Inc, Cl A *	345,144	552
EP Energy Corp *	25,685	206
Frontier Communications Parent Inc *	24,654	635
Guitar Center *(B)(F)	24,502	4,685
Gulfport Energy Corp *	11,017	1,077
Gymboree Corp *(B)(F)	18,542	—
Gymboree Holding Corp *(B)(F)	52,848	—
iHeartMedia Inc, Cl A *	63,646	563
Intelsat Emergene SA *(B)	65,585	1,804
Intelsat Jackson (B)	13,734	—
Mallinckrodt *	12,665	152

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Medical Card Systems *(B)	395,653	$236
Monitronics International Inc *(B)	381,412	1,957
MYT Holding LLC *(B)	461,765	583
Neiman Marcus Group *(B)	9,899	1,732
Neiman Marcus Group *(B)(F)	1,051	184
Nine West *(B)	163,718	115
Noble Corp *	16,455	499
Parker Drilling *(B)(F)	5,140	31
Parker Drilling Co *(B)(F)	138,594	832
Penney Borrower LLC *(B)	31,845	183
Propco Certificates *	210,522	2,732
Rue 21 *	2,551	149
SandRidge Energy Inc *	11,510	241
VICI Properties Inc ‡	59,063	1,948
Windstream Services *(B)	46,229	705

Total Common Stock
(Cost $29,610) ($ Thousands)		26,377

PREFERRED STOCK — 0.7%
BoardRiders, 0.000% *(B)(C)	336,591	383
Bowlero, 0.000% *(B)(C)	1,940	1,902
Claire's Stores Inc, 0.000% *(B)(C)	1,476	1,754
Crestwood Equity Partners, 9.250% (E)	224,639	2,119
FHLMC, 0.000% *(C)(E)	29,819	114
FNMA, 0.000% *(C)(E)	43,993	174
Foresight, 0.000% *(B)(C)	60,593	636
Guitar Center Inc, 0.000% *(B)(C)(F)	782	73
Gulfport Energy, 0.000% *(B)(C)	43	300
Ladenburg Thalmann Financial Services, 6.500% *	102,399	1,562
MPLX, 8.462% *(B)(E)	41,696	1,557
MYT Holding LLC, 10.000%	516,164	560
Syniverse, 0.000% *(B)(C)	4,273,537	4,184

Total Preferred Stock
(Cost $15,007) ($ Thousands)		15,318

	Face Amount (Thousands)
CONVERTIBLE BONDS — 0.6%
Air Canada
4.000% , 07/01/2025	$400	446
Avaya
8.000% , 12/15/2027	3,175	2,062
Coinbase Global
0.500% , 06/01/2026	1,632	1,101
DISH Network
3.375% , 08/15/2026	804	578

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CONVERTIBLE BONDS (continued)
Liberty Interactive LLC
4.000% , 11/15/2029	$2,293	$1,112
3.750% , 02/15/2030	3,719	1,776
North Sea Natural Resources
0.000%, (C)	889	889
Pebblebrook Hotel Trust
1.750% , 12/15/2026	1,275	1,207
Royal Caribbean Cruises
6.000% , 08/15/2025(A)	340	377
Silver Airways LLC
13.000% , 12/31/2027(B)	2,192	2,168

Total Convertible Bonds
(Cost $14,260) ($ Thousands)		11,716

	Number of Warrants
WARRANTS — 0.2%
Carestream
Strike Price $0.00 *‡‡(B)(F)	139	–
Chesapeake Energy Corp, Expires 02/12/2026
Strike Price $27.63 *	3,137	276
Chesapeake Energy Corp, Expires 02/12/2026
Strike Price $32.13 *	2,986	250
Chesapeake Energy Corp, Expires 02/12/2026
Strike Price $36.18 *	2,106	170
Guitar Center Tranche I, Expires 12/22/2070
Strike Price $100.00 *(B)(F)	5,960	572
Guitar Center Tranche II, Expires 12/22/2070
Strike Price $160.00 *(B)(F)	6,486	367
Guitar Center Tranche III, Expires 12/22/2070
Strike Price $100.00 *(B)(F)	526	30
Intelsat
Strike Price $0.00 *‡‡(B)	6	–
Neiman Marcus Group, Expires 09/24/2027
Strike Price $213.16 *(B)	6,679	339
Noble Corp, Expires 02/08/2028
Strike Price $0.01 *	36,606	532
SandRidge Energy Inc, Expires 10/07/2022
Strike Price $41.34 *	9,764	–
SandRidge Energy Inc, Expires 10/07/2022
Strike Price $42.03 *	4,110	–
Windstream Services
Strike Price $0.00 *‡‡(B)	50,968	777

Total Warrants
(Cost $1,282) ($ Thousands)		3,313

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 1.3%
SEI Daily Income Trust, Government Fund, Cl F
1.840%**†	27,377,185	$27,377

Total Cash Equivalent
(Cost $27,377) ($ Thousands)		27,377

Total Investments in Securities — 99.6%
(Cost $2,309,544) ($ Thousands)		$2,096,855

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

High Yield Bond Fund (Continued)

Percentages are based on Net Assets of $2,104,593 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2022.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security.
‡‡	Expiration date not available.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2022, the value of these securities amounted to $1,388,054 ($ Thousands), representing 66.0% of the Net Assets of the Fund.

(B)	Level 3 security in accordance with fair value hierarchy.
(C)	No interest rate available.
(D)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(E)	Perpetual security with no stated maturity date.
(F)

Security considered restricted, excluding 144A. The total market value of such securities as of August 31, 2022 was $19,790 ($ Thousands) and represented 0.9% of the Net Assets of the Fund. See table below for acquisition dates and acquisition cost.

(G)	Security is in default on interest payment.
(H)	Unsettled bank loan. Interest rate may not be available.
(I)	Security, or a portion thereof, is owned through a holding entity, 717 AEP Leasing, LLC.
(J)	Zero coupon security.

Cl — Class
CLO — Collateralized Loan Obligation
CME — Chicago Mercantile Exchange
DAC — Designated Activity Company
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
ICE— Intercontinental Exchange
LIBOR— London Interbank Offered Rate
LLC — Limited Liability Company
LLLP — Limited Liability Limited Partnership
L.P. — Limited Partnership
Ltd. — Limited
MTN — Medium Term Note
PIK — Payment-in-Kind
PLC — Public Limited Company
Pty — Proprietary
Ser — Series
SOFR — Secured Overnight Financing Rate
ULC — Unlimited Liability Company
USD — U.S. Dollar

The following is a summary of the level of inputs used as of August 31, 2022, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)	Total ($)
Corporate Obligations	–	1,600,799	992	1,601,791
Loan Participations	–	190,307	24,098	214,405
Asset-Backed Securities	–	–	196,558	196,558
Common Stock	9,220	2,881	14,276	26,377
Preferred Stock	2,293	2,236	10,789	15,318
Convertible Bonds	–	9,548	2,168	11,716
Warrants	170	1,058	2,085	3,313
Cash Equivalent	27,377	–	–	27,377
Total Investments in Securities	39,060	1,806,829	250,966	2,096,855

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

High Yield Bond Fund (Continued)

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Investments in Corporate Obligations	Investments in Loan Participations	Investments in Asset-Backed Securities	Investments in Common Stock	Investments in Preferred Stock	Investments in Convertible Bonds	Investments in Warrants
Balance as of May 31, 2022	$959	$26,081	$210,619	17,044	$10,965	$2,123	$2,109
Accrued discounts/premiums	10	13	(161)	—	—	2	—
Realized gain/(loss)	—	(24)	2,056	(2,267)	—	—	—
Change in unrealized appreciation/(depreciation)	23	(811)	(3,135)	2,780	(609)	(26)	(24)
Purchases	—	57	—	—	433	69	—
Sales	—	(1,218)	(12,821)	(3,281)	—	—	—
Net transfer into Level 3	—	—	—	—	—	—	—
Net transfer out of Level 3	—	—	—	—	—	—	——
Ending Balance as of August 31, 2022	$992	$24,098	$196,558	$14,276	$10,789	$2,168	$2,085
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(106)	$(811)	$(4,791)	$(5,480)	$(184)	$(26)	$(24)

(1) Of the $250,966 ($ Thousands) in Level 3 securities as of August 31, 2022, $26,637 ($ thousand) or 1.3% of the Net Assets of the Fund are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs are required for those Level 3 securities that are not valued by third party pricing vendors or broker quotes.

Category	Market Value at August 31, 2022 ($ Thousands)	Valuation Technique	Unobservable Inputs	Range Input Value(s) (Average Input Value)
Common Stock	$9,487	This is equity held at the parent level and is priced off of operating company public equity "MYTE" on a monthly basis	None	N/A
		Comparable multiple analysis using an average forward EBITDA multiple of publicly traded peers, discounted to account for smaller scale of operations ownership	None	N/A
		Priced at $0.01 based on the low probability of future payouts	None	N/A
		Priced at $0.01 based on the low probability of future payouts	None	N/A
		Priced based off of broker runs	None	N/A
		Weighted valuation techniques	Guideline transaction valuation	$1,162.7m - $1,299.5m
			Comparable company valuation	$1,094.3m - $1,231.1m
			Valuation case probability weighting	50%
		Weighted valuation techniques	EBITDA	$207m - $260m
			EBITDA multiple	3.50x - 5.25x
			Weighted Average Cost of Capital	16.25%
			Valuation case probability weighting	50%
		Estimated recovery Model	Estimated Excess RBC	$52.0m
			Estimated fees & expenses	$47.1m
			Discount Rate	50%
Convertible Preferred	4,614	Broker Quotation	None	N/A
		Milestone Approach	Convertible Note Balance	$44.34m
			Converted Equity Percent	50.2%
			Projected Barrels	2.9bn
		Discounted cash flow model	Implied total yield	12.71% - 13.71%
Corporate Bond	841	Priced at $0.01 as a placeholder for future disputed claims related to litigation	None	N/A
		Priced at $0.01 as a placeholder for future disputed claims related to litigation	None	N/A
		Priced at $0.01 as a placeholder for future disputed claims related to litigation	None	N/A
		Estimated recovery model	Estimated Total Claims Case	$450.0M - 470.0M
		Estimated recovery model	Estimated Debt Claims	$157.5M
Loans	1,791	Discounted cash flow model	Implied total yield	17.30% - 17.70%
		Asset Protection Analysis	EBITA	$35.4m - $39m
			Enterprise Value	$64.5m
		Discounted cash flow model	Implied total credit spread	9.65% - 10.56%

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

High Yield Bond Fund (Continued)

Category	Market Value at August 31, 2022 ($ Thousands)	Valuation Technique	Unobservable Inputs	Range Input Value(s) (Average Input Value)
Preferred Stock	8,596

Priced base off conversion value to the common stock. Details: $1,000 par value per preferred share is convertible into GPOR common stock at $14.00 per share conversion price, therefore each preferred share is convertible into ~71.43 GPOR common shares. Valuation methodology is 1 GPOR preferred share equals 71.43 x GPOR common stock price.

			None	N/A
		Use an average bid-side pricing based off of broker runs on a monthly basis	None	N/A
		Use an average bid-side pricing based off of broker runs on a monthly basis	None	N/A
		Market Comparables Approach	EBITDA	$92m - $120m
			EBITDA multiple	7.0x - 10.0x
			Valuation case probability weighting	100%
		Weighted valuation techniques	EBITDA	$207m - $260m
			EBITDA multiple	3.50x - 5.25x
			Weighted Average Cost of Capital	16.25%
			Valuation case probability weighting	50%
		Comparable Yield approach	Implied total yield	5.50% - 6.50%
		Comparable Yield approach	Implied total yield	11.18% - 13.18%
Warrants	1,308	Use an average mid-pricing based off of available broker runs on a monthly basis	None	N/A
		Weighted valuation techniques	EBITDA	$207m - $260m
			EBITDA multiple	3.50x - 5.25x
			Weighted Average Cost of Capital	16.25%
			Valuation case probability weighting	0.5
		Weighted valuation techniques	EBITDA	$207m - $260m
			EBITDA multiple	3.50x - 5.25x
			Weighted Average Cost of Capital	16.25%
			Valuation case probability weighting	0.5
		Weighted valuation techniques	EBITDA	$207m - $260m
			EBITDA multiple	3.50x - 5.25x
			Weighted Average Cost of Capital	16.25%
			Valuation case probability weighting	50%
Total	$26,637

For the period ended August 31, 2022, there were no transfers in or out of Level 3.

For more information on the Fund’s policy regarding valuation of investments and other significant policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2022 ($ Thousands):

Security Description	Value 5/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2022	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$63,599	$158,461	$(194,683)	$—	$—	$27,377	27,377,185	$132	$—

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

High Yield Bond Fund (Concluded)

A list of the restricted securities, excluding 144a, held by the Fund at August 31, 2022, is as follows:

Description	Number of Shares/Face Amount ($ Thousands)/Number of Warrants	Acquisition Date/Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)
Common Stock
Guitar Center	24,502	1/8/2021	$3,105	$4,685
Gymboree Corp	18,542	10/2/2017	232	–
Gymboree Holding Corp	52,848	10/2/2017	958	–
Neiman Marcus Group	1,051	10/2/2020	–	184
Parker Drilling	5,140	3/26/2019	78	31
Parker Drilling Co	138,594	3/26/2019	1,740	832
Corporate Obligation
Aventine (Escrow Security)	2,600,000	4/21/2010	–	–
Envision Healthcare	3,255,000	10/1/2018	2,755	1,075
EQM Midstream Partners	450,000	6/17/2020	450	434
Northwest Acquisitions ULC	3,290,000	10/1/2019	2,312	–
Six Flags Theme Parks	647,000	4/16/2020	668	654
Trident TPI Holdings	3,165,000	7/22/2019	3,232	2,942
Loan Participation
Carestream Health, Extended Loan, 2nd Lien	4,655,068	5/29/2020	4,375	3,840
Carestream, Extended Loan, 1st Lien	1,936,752	8/11/2020	1,859	1,820
Envision Healthcare Corporation, Initial Term Loan, 1st Lien	2,139,989	10/1/2018	2,092	554
Mavenir Systems, Inc., Initial Term Loan, 1st Lien	1,875,575	8/17/2021	1,859	1,697
Preferred Stock
Guitar Center Inc	782	1/8/2021	74	73
Warrant
Carestream	139	6/3/2020	–	–
Guitar Center Tranche I	5,960	1/8/2021	328	572
Guitar Center Tranche II	6,486	1/8/2021	233	367
Guitar Center Tranche III	526	1/8/2021	19	30
			$26,369	$19,790

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Long Duration Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 63.9%
Communication Services — 8.7%
Alphabet
2.250%, 08/15/2060	$280	$179
America Movil
6.375%, 03/01/2035	195	220
6.125%, 03/30/2040	390	427
AT&T
4.750%, 05/15/2046	550	510
4.500%, 05/15/2035	2,560	2,404
3.800%, 12/01/2057	5,150	3,898
3.650%, 09/15/2059	1,966	1,425
3.550%, 09/15/2055	2,020	1,479
3.500%, 09/15/2053	2,701	1,991
Bell Canada
4.464%, 04/01/2048	305	280
Charter Communications Operating LLC / Charter Communications Operating Capital
6.484%, 10/23/2045	1,908	1,821
6.384%, 10/23/2035	1,725	1,707
5.750%, 04/01/2048	941	837
5.375%, 05/01/2047	1,864	1,589
3.900%, 06/01/2052	245	166
3.850%, 04/01/2061	485	310
3.700%, 04/01/2051	335	224
3.500%, 06/01/2041	170	118
Comcast
4.250%, 01/15/2033	195	189
4.049%, 11/01/2052	845	726
3.999%, 11/01/2049	148	126
3.969%, 11/01/2047	2,478	2,128
3.900%, 03/01/2038	900	809
2.987%, 11/01/2063	1,163	778
2.937%, 11/01/2056	4,123	2,793
2.887%, 11/01/2051	796	560
COX Communications
4.500%, 06/30/2043 (A)	382	330
Discovery Communications LLC
5.200%, 09/20/2047	549	450
4.650%, 05/15/2050	310	236
4.000%, 09/15/2055	705	467
Fox
5.576%, 01/25/2049	170	164
Level 3 Financing
3.875%, 11/15/2029 (A)	740	628
Magallanes
5.391%, 03/15/2062 (A)	161	129
5.141%, 03/15/2052 (A)	1,635	1,309
5.050%, 03/15/2042 (A)	1,705	1,394
Meta Platforms
4.650%, 08/15/2062 (A)	245	221
4.450%, 08/15/2052 (A)	1,055	960

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Paramount Global
5.850%, 09/01/2043	$1,225	$1,112
4.950%, 05/19/2050	378	309
4.850%, 12/15/2034	765	650
Rogers Communications
5.000%, 03/15/2044	442	403
4.550%, 03/15/2052 (A)	402	353
4.500%, 03/15/2043	257	221
SES GLOBAL Americas Holdings GP
5.300%, 03/25/2044 (A)	950	808
Tencent Holdings MTN
3.840%, 04/22/2051 (A)	560	416
Time Warner Cable LLC
7.300%, 07/01/2038	305	313
6.750%, 06/15/2039	305	297
6.550%, 05/01/2037	725	712
5.875%, 11/15/2040	330	296
5.500%, 09/01/2041	760	653
4.500%, 09/15/2042	400	302
T-Mobile USA
3.600%, 11/15/2060	395	284
3.400%, 10/15/2052	555	401
3.000%, 02/15/2041	1,680	1,230
TWDC Enterprises 18 MTN
3.700%, 12/01/2042	750	639
Verizon Communications
4.500%, 08/10/2033	2,660	2,562
4.400%, 11/01/2034	700	662
3.700%, 03/22/2061	723	557
3.550%, 03/22/2051	1,203	945
3.400%, 03/22/2041	3,565	2,872
2.987%, 10/30/2056	2,057	1,383
2.650%, 11/20/2040	170	123
Vodafone Group PLC
5.250%, 05/30/2048	1,241	1,145
5.000%, 05/30/2038	190	180
4.875%, 06/19/2049	341	303
4.375%, 02/19/2043	315	271
4.250%, 09/17/2050	260	213
Walt Disney
7.625%, 11/30/2028	1	1
6.550%, 03/15/2033	790	909
3.600%, 01/13/2051	1,885	1,579
3.500%, 05/13/2040	360	307
2.750%, 09/01/2049	502	360

		57,753

Consumer Discretionary — 2.3%
Alimentation Couche-Tard
4.500%, 07/26/2047 (A)	475	393
Amazon.com
4.950%, 12/05/2044	1,494	1,561

SEI Institutional Investments Trust / Quarterly Report / Auguest 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.050%, 08/22/2047	$491	$456
3.950%, 04/13/2052	377	343
3.100%, 05/12/2051	1,845	1,438
2.875%, 05/12/2041	652	520
2.700%, 06/03/2060	570	382
2.500%, 06/03/2050	185	129
Aptiv PLC
5.400%, 03/15/2049	544	479
3.100%, 12/01/2051	462	289
Dollar Tree
3.375%, 12/01/2051	165	117
eBay
3.650%, 05/10/2051	369	278
General Motors
6.600%, 04/01/2036	145	146
6.250%, 10/02/2043	125	120
5.950%, 04/01/2049	555	515
5.600%, 10/15/2032	310	297
5.150%, 04/01/2038	150	132
5.000%, 04/01/2035	65	58
Home Depot
4.250%, 04/01/2046	715	663
3.900%, 06/15/2047	367	323
3.625%, 04/15/2052	465	390
3.350%, 04/15/2050	470	375
Lowe's
4.250%, 04/01/2052	525	447
4.050%, 05/03/2047	190	158
3.700%, 04/15/2046	675	536
3.000%, 10/15/2050	710	487
Massachusetts Institute of Technology
5.600%, 07/01/2111	360	417
McDonald's MTN
4.600%, 05/26/2045	460	432
4.450%, 03/01/2047	1,015	942
3.625%, 09/01/2049	275	223
President & Fellows of Harvard College
3.745%, 11/15/2052	215	199
Starbucks
4.450%, 08/15/2049	305	273
3.350%, 03/12/2050	660	495
Target
2.950%, 01/15/2052	120	90
XLIT
5.250%, 12/15/2043	587	619

		14,722

Consumer Staples — 4.6%
Altria Group
4.450%, 05/06/2050	195	141
4.000%, 02/04/2061	590	394
3.875%, 09/16/2046	830	576

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.700%, 02/04/2051	$320	$208
3.400%, 02/04/2041	660	446
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide
4.900%, 02/01/2046	4,415	4,191
4.700%, 02/01/2036	3,935	3,807
Anheuser-Busch InBev Worldwide
5.550%, 01/23/2049	816	848
4.750%, 04/15/2058	120	110
4.600%, 04/15/2048	790	717
4.439%, 10/06/2048	1,127	1,002
4.375%, 04/15/2038	360	332
4.350%, 06/01/2040	551	501
Bacardi
5.300%, 05/15/2048 (A)	185	175
BAT Capital
5.650%, 03/16/2052	275	233
5.282%, 04/02/2050	90	72
4.758%, 09/06/2049	410	308
4.540%, 08/15/2047	1,320	964
4.390%, 08/15/2037	1,390	1,099
3.734%, 09/25/2040	660	461
Baylor Scott & White Holdings
2.839%, 11/15/2050	30	22
Bimbo Bakeries USA
4.000%, 05/17/2051 (A)	265	220
Church & Dwight
5.000%, 06/15/2052	650	662
City of Hope
4.378%, 08/15/2048	650	594
Constellation Brands
4.100%, 02/15/2048	465	391
Fomento Economico Mexicano
3.500%, 01/16/2050	420	327
GSK Consumer Healthcare Capital US LLC
4.000%, 03/24/2052 (A)	470	382
Indiana University Health Obligated Group
2.852%, 11/01/2051	350	249
JBS USA LUX
6.500%, 12/01/2052 (A)	825	868
4.375%, 02/02/2052 (A)	850	672
3.000%, 05/15/2032 (A)	582	481
Kaiser Foundation Hospitals
3.266%, 11/01/2049	580	457
3.002%, 06/01/2051	535	397
Keurig Dr Pepper
4.500%, 04/15/2052	489	425
Kraft Heinz Foods
5.500%, 06/01/2050	460	458
5.200%, 07/15/2045	130	122
5.000%, 06/04/2042	540	503
4.875%, 10/01/2049	734	666

SEI Institutional Investments Trust / Quarterly Report / Auguest 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Kroger
4.450%, 02/01/2047	$1,280	$1,162
3.950%, 01/15/2050	550	467
MedStar Health
3.626%, 08/15/2049	530	427
Nestle Holdings
3.900%, 09/24/2038 (A)	620	573
New York and Presbyterian Hospital
2.256%, 08/01/2040	395	281
Philip Morris International
4.500%, 03/20/2042	730	602
4.250%, 11/10/2044	15	12
3.875%, 08/21/2042	640	481
Reynolds American
5.850%, 08/15/2045	290	245
Stanford Health Care
3.027%, 08/15/2051	380	285
University of Southern California
5.250%, 10/01/2111	885	917
Walmart
2.650%, 09/22/2051	200	150

		30,083

Energy — 6.9%
Aker BP
3.100%, 07/15/2031 (A)	240	202
BG Energy Capital
5.125%, 10/15/2041 (A)	205	205
BP Capital Markets America
3.379%, 02/08/2061	645	484
3.060%, 06/17/2041	690	542
3.001%, 03/17/2052	510	370
3.000%, 02/24/2050	25	18
2.939%, 06/04/2051	28	20
2.772%, 11/10/2050	1,085	761
Canadian Natural Resources MTN
4.950%, 06/01/2047	350	331
Chevron
3.078%, 05/11/2050	289	230
Columbia Pipeline Group
5.800%, 06/01/2045	290	300
ConocoPhillips
4.300%, 11/15/2044	670	616
4.025%, 03/15/2062 (A)	633	539
3.800%, 03/15/2052	370	319
3.758%, 03/15/2042 (A)	270	237
Devon Energy
7.950%, 04/15/2032	10	12
5.600%, 07/15/2041	125	124
5.000%, 06/15/2045	80	74
Diamondback Energy
4.250%, 03/15/2052	213	176

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
El Paso Natural Gas
8.375%, 06/15/2032	$125	$148
Energy Transfer
6.500%, 02/01/2042	45	45
6.250%, 04/15/2049	290	284
6.125%, 12/15/2045	838	807
6.000%, 06/15/2048	30	29
5.950%, 10/01/2043	1,100	1,035
5.800%, 06/15/2038	40	37
5.400%, 10/01/2047	1,545	1,376
5.350%, 05/15/2045	255	225
5.300%, 04/15/2047	475	416
5.150%, 02/01/2043	75	64
5.150%, 03/15/2045	200	172
4.900%, 03/15/2035	1,000	911
Eni SpA
5.700%, 10/01/2040 (A)	170	169
Enterprise Products Operating LLC
6.650%, 10/15/2034	880	980
6.125%, 10/15/2039	280	297
5.700%, 02/15/2042	540	549
5.100%, 02/15/2045	400	382
4.950%, 10/15/2054	545	497
4.900%, 05/15/2046	1,300	1,212
4.850%, 03/15/2044	290	268
4.250%, 02/15/2048	155	132
4.200%, 01/31/2050	105	89
3.700%, 01/31/2051	95	74
3.300%, 02/15/2053	140	104
3.200%, 02/15/2052	240	173
EOG Resources
4.950%, 04/15/2050	234	243
EQM Midstream Partners
6.500%, 07/15/2048	500	424
Equinor
3.625%, 04/06/2040	930	817
Exxon Mobil
4.227%, 03/19/2040	170	162
3.452%, 04/15/2051	2,353	1,942
3.095%, 08/16/2049	155	121
Halliburton
5.000%, 11/15/2045	155	141
Hess
6.000%, 01/15/2040	55	56
5.800%, 04/01/2047	345	342
5.600%, 02/15/2041	440	425
Kinder Morgan
5.550%, 06/01/2045	520	506
5.450%, 08/01/2052	165	160
5.300%, 12/01/2034	2,406	2,355
5.050%, 02/15/2046	130	119
3.250%, 08/01/2050	165	115

SEI Institutional Investments Trust / Quarterly Report / Auguest 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Kinder Morgan Energy Partners
6.375%, 03/01/2041	$636	$645
5.000%, 08/15/2042	700	622
Marathon Petroleum
6.500%, 03/01/2041	193	208
4.750%, 09/15/2044	50	44
Motiva Enterprises
6.850%, 01/15/2040 (A)	610	598
MPLX
5.500%, 02/15/2049	120	114
4.950%, 09/01/2032	80	78
4.950%, 03/14/2052	90	79
4.500%, 04/15/2038	665	588
Northern Natural Gas
4.300%, 01/15/2049 (A)	275	230
Occidental Petroleum
6.574%, 10/10/2036 (B)	2,731	1,420
4.300%, 08/15/2039	436	376
Petroleos Mexicanos
6.350%, 02/12/2048	745	451
Petroleos Mexicanos MTN
6.750%, 09/21/2047	525	331
Phillips 66
4.900%, 10/01/2046 (A)	1,279	1,208
4.875%, 11/15/2044	650	622
4.650%, 11/15/2034	999	966
Plains All American Pipeline/PAA Finance
4.900%, 02/15/2045	425	344
Rockies Express Pipeline LLC
6.875%, 04/15/2040 (A)	935	778
Sabal Trail Transmission LLC
4.832%, 05/01/2048 (A)	520	463
4.682%, 05/01/2038 (A)	290	266
Shell International Finance BV
6.375%, 12/15/2038	877	1,020
5.500%, 03/25/2040	435	468
4.550%, 08/12/2043	635	608
4.375%, 05/11/2045	1,645	1,536
3.750%, 09/12/2046	254	217
Suncor Energy
6.800%, 05/15/2038	385	424
3.750%, 03/04/2051	270	216
Texas Eastern Transmission
7.000%, 07/15/2032	470	525
4.150%, 01/15/2048 (A)	465	381
TotalEnergies Capital International
3.386%, 06/29/2060	40	31
3.127%, 05/29/2050	1,405	1,083
TransCanada PipeLines
7.250%, 08/15/2038	880	1,038
4.875%, 05/15/2048	195	186
4.750%, 05/15/2038	310	293

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.625%, 03/01/2034	$350	$334
Transcontinental Gas Pipe Line LLC
5.400%, 08/15/2041	735	734
4.600%, 03/15/2048	536	486
4.450%, 08/01/2042	460	411
Williams
7.500%, 01/15/2031	265	300
5.300%, 08/15/2052	305	294
3.500%, 10/15/2051	410	306
2.600%, 03/15/2031	315	263

		45,548

Financials — 11.0%
AIG SunAmerica Global Financing X
6.900%, 03/15/2032 (A)	1,347	1,541
Allstate
4.500%, 06/15/2043	50	46
American International Group
4.800%, 07/10/2045	50	47
4.750%, 04/01/2048	155	147
4.375%, 06/30/2050	370	332
Aon
3.900%, 02/28/2052	1,314	1,090
Arthur J Gallagher
3.500%, 05/20/2051	435	331
ASB Bank
2.375%, 10/22/2031 (A)	195	160
Athene Holding
3.450%, 05/15/2052	500	340
Bank of America
6.110%, 01/29/2037	660	700
6.000%, 10/15/2036	1,860	2,013
3.311%, U.S. SOFR + 1.580%, 04/22/2042 (C)	1,040	811
2.972%, U.S. SOFR + 1.330%, 02/04/2033 (C)	200	168
2.687%, U.S. SOFR + 1.320%, 04/22/2032 (C)	50	41
2.572%, U.S. SOFR + 1.210%, 10/20/2032 (C)	480	392
Bank of America MTN
5.875%, 02/07/2042	1,210	1,313
4.330%, ICE LIBOR USD 3 Month + 1.520%, 03/15/2050 (C)	225	201
4.083%, ICE LIBOR USD 3 Month + 3.150%, 03/20/2051 (C)	1,340	1,149
4.078%, ICE LIBOR USD 3 Month + 1.320%, 04/23/2040 (C)	1,000	872
2.676%, U.S. SOFR + 1.930%, 06/19/2041 (C)	1,711	1,225
2.496%, ICE LIBOR USD 3 Month + 0.990%, 02/13/2031 (C)	695	583

SEI Institutional Investments Trust / Quarterly Report / Auguest 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Berkshire Hathaway
4.500%, 02/11/2043	$218	$211
Berkshire Hathaway Finance
4.400%, 05/15/2042	1,300	1,254
4.200%, 08/15/2048	550	512
3.850%, 03/15/2052	987	852
Blackstone Holdings Finance LLC
6.250%, 08/15/2042 (A)	869	947
BNP Paribas
3.132%, U.S. SOFR + 1.561%, 01/20/2033 (A)(C)	55	45
Brown & Brown
4.950%, 03/17/2052	405	361
Carlyle Holdings II Finance LLC
5.625%, 03/30/2043 (A)	723	678
Chubb INA Holdings
6.700%, 05/15/2036	627	739
CI Financial
4.100%, 06/15/2051	435	285
3.200%, 12/17/2030	260	198
Cincinnati Financial
6.920%, 05/15/2028	509	560
Citigroup
6.625%, 06/15/2032	800	869
4.750%, 05/18/2046	1,096	987
4.650%, 07/23/2048	775	731
4.281%, ICE LIBOR USD 3 Month + 1.839%, 04/24/2048 (C)	1,053	943
3.878%, ICE LIBOR USD 3 Month + 1.168%, 01/24/2039 (C)	200	174
2.904%, U.S. SOFR + 1.379%, 11/03/2042 (C)	290	212
2.561%, U.S. SOFR + 1.167%, 05/01/2032 (C)	465	380
Commonwealth Bank of Australia MTN
3.743%, 09/12/2039 (A)	225	180
Cooperatieve Rabobank UA
5.250%, 08/04/2045	100	97
Corebridge Financial
4.400%, 04/05/2052 (A)	380	317
4.350%, 04/05/2042 (A)	100	85
3.900%, 04/05/2032 (A)	360	323
Credit Suisse Group
6.537%, U.S. SOFR + 3.920%, 08/12/2033 (A)(C)	260	248
3.091%, U.S. SOFR + 1.730%, 05/14/2032 (A)(C)	680	514
Farmers Exchange Capital
7.200%, 07/15/2048 (A)	225	255
Farmers Exchange Capital II
6.151%, ICE LIBOR USD 3 Month + 3.744%, 11/01/2053 (A)(C)	375	381

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Farmers Exchange Capital III
5.454%, ICE LIBOR USD 3 Month + 3.454%, 10/15/2054 (A)(C)	$200	$194
Farmers Insurance Exchange
4.747%, ICE LIBOR USD 3 Month + 3.231%, 11/01/2057 (A)(C)	300	263
Fifth Third Bancorp
8.250%, 03/01/2038	286	369
Global Atlantic Finance
3.125%, 06/15/2031 (A)	310	242
Goldman Sachs Group
6.750%, 10/01/2037	1,185	1,313
6.250%, 02/01/2041	1,303	1,459
4.411%, ICE LIBOR USD 3 Month + 1.430%, 04/23/2039 (C)	495	450
4.017%, ICE LIBOR USD 3 Month + 1.373%, 10/31/2038 (C)	3,080	2,685
3.436%, U.S. SOFR + 1.632%, 02/24/2043 (C)	545	429
3.210%, U.S. SOFR + 1.513%, 04/22/2042 (C)	650	498
2.908%, U.S. SOFR + 1.472%, 07/21/2042 (C)	20	15
Goldman Sachs Group MTN
4.800%, 07/08/2044	75	72
Guardian Life Insurance of America
4.875%, 06/19/2064 (A)	755	712
Hartford Financial Services Group
6.625%, 03/30/2040	300	331
HSBC Bank USA
7.000%, 01/15/2039	315	366
HSBC Holdings PLC
6.800%, 06/01/2038	737	785
6.500%, 09/15/2037	1,275	1,323
5.402%, U.S. SOFR + 2.870%, 08/11/2033 (C)	395	376
ING Groep
4.252%, U.S. SOFR + 2.070%, 03/28/2033 (C)	145	134
Intercontinental Exchange
4.950%, 06/15/2052	738	720
3.000%, 06/15/2050	250	183
3.000%, 09/15/2060	425	288
Jefferies Group
6.250%, 01/15/2036	338	340
JPMorgan Chase
5.600%, 07/15/2041	1,461	1,553
4.032%, ICE LIBOR USD 3 Month + 1.460%, 07/24/2048 (C)	760	650
3.964%, ICE LIBOR USD 3 Month + 1.380%, 11/15/2048 (C)	1,465	1,236

SEI Institutional Investments Trust / Quarterly Report / Auguest 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.897%, ICE LIBOR USD 3 Month + 1.220%, 01/23/2049 (C)	$955	$796
3.328%, U.S. SOFR + 1.580%, 04/22/2052 (C)	906	684
3.109%, U.S. SOFR + 2.440%, 04/22/2051 (C)	1,125	812
3.109%, U.S. SOFR + 2.460%, 04/22/2041 (C)	465	359
KKR Group Finance II LLC
5.500%, 02/01/2043 (A)	588	578
Liberty Mutual Group
3.951%, 10/15/2050 (A)	220	169
3.950%, 05/15/2060 (A)	40	28
Lloyds Banking Group PLC
4.976%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.300%, 08/11/2033 (C)	295	280
4.344%, 01/09/2048	391	319
Macquarie Group MTN
2.871%, U.S. SOFR + 1.532%, 01/14/2033 (A)(C)	745	597
Marsh & McLennan
4.750%, 03/15/2039	449	437
4.200%, 03/01/2048	540	479
Massachusetts Mutual Life Insurance
3.729%, 10/15/2070 (A)	428	320
3.375%, 04/15/2050 (A)	537	410
MetLife
5.875%, 02/06/2041	280	305
5.000%, 07/15/2052	840	850
4.875%, 11/13/2043	375	368
4.721%, 12/15/2044	255	243
4.050%, 03/01/2045	781	689
Mitsubishi UFJ Financial Group
4.153%, 03/07/2039	235	214
Moody's
4.875%, 12/17/2048	560	540
3.750%, 02/25/2052	65	53
2.750%, 08/19/2041	455	332
Morgan Stanley
5.297%, U.S. SOFR + 2.620%, 04/20/2037 (C)	125	120
3.217%, U.S. SOFR + 1.485%, 04/22/2042 (C)	710	554
Morgan Stanley MTN
6.375%, 07/24/2042	894	1,019
5.597%, U.S. SOFR + 4.840%, 03/24/2051 (C)	200	217
4.300%, 01/27/2045	540	483
3.971%, ICE LIBOR USD 3 Month + 1.455%, 07/22/2038 (C)	545	486

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.511%, U.S. SOFR + 1.200%, 10/20/2032 (C)	$435	$356
1.794%, U.S. SOFR + 1.034%, 02/13/2032 (C)	575	451
Nasdaq
3.950%, 03/07/2052	410	341
Nationwide Mutual Insurance
4.350%, 04/30/2050 (A)	320	266
New York Life Insurance
6.750%, 11/15/2039 (A)	725	847
5.875%, 05/15/2033 (A)	452	493
4.450%, 05/15/2069 (A)	750	665
3.750%, 05/15/2050 (A)	176	146
Northwestern Mutual Life Insurance
3.625%, 09/30/2059 (A)	776	592
Progressive
3.700%, 03/15/2052	320	270
Prudential Financial
3.935%, 12/07/2049	45	39
3.905%, 12/07/2047	55	48
Prudential Financial MTN
5.700%, 12/14/2036	782	842
Raymond James Financial
4.950%, 07/15/2046	305	297
3.750%, 04/01/2051	425	347
S&P Global
3.900%, 03/01/2062 (A)	100	86
3.250%, 12/01/2049	250	197
Teachers Insurance & Annuity Association of America
4.270%, 05/15/2047 (A)	480	432
3.300%, 05/15/2050 (A)	300	228
Travelers
3.050%, 06/08/2051	315	240
UBS Group
4.988%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.400%, 08/05/2033 (A)(C)	445	429
2.746%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.100%, 02/11/2033 (A)(C)	30	24
UBS Group MTN
2.095%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.000%, 02/11/2032 (A)(C)	55	43
Wells Fargo
5.850%, 02/01/2037	2,205	2,331
5.606%, 01/15/2044	155	157
Wells Fargo MTN
5.013%, U.S. SOFR + 4.502%, 04/04/2051 (C)	2,439	2,382
4.900%, 11/17/2045	285	263

SEI Institutional Investments Trust / Quarterly Report / Auguest 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.897%, U.S. SOFR + 2.100%, 07/25/2033 (C)	$325	$320
4.650%, 11/04/2044	685	618
4.611%, U.S. SOFR + 2.130%, 04/25/2053 (C)	1,830	1,678
4.400%, 06/14/2046	80	70
Westpac Banking
5.405%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.680%, 08/10/2033 (C)	195	187
3.133%, 11/18/2041	240	173
3.020%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 1.530%, 11/18/2036 (C)	200	158
2.668%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 1.750%, 11/15/2035 (C)	60	47
Willis North America
3.875%, 09/15/2049	410	318

		72,948

Health Care — 7.6%
Abbott Laboratories
4.900%, 11/30/2046	599	629
AbbVie
4.875%, 11/14/2048	735	713
4.850%, 06/15/2044	525	498
4.550%, 03/15/2035	1,700	1,631
4.500%, 05/14/2035	1,275	1,213
4.400%, 11/06/2042	2,039	1,845
4.250%, 11/21/2049	2,003	1,761
4.050%, 11/21/2039	447	394
Advocate Health & Hospitals
4.272%, 08/15/2048	391	365
Aetna
4.125%, 11/15/2042	400	338
Alcon Finance
3.800%, 09/23/2049 (A)	325	255
Amgen
4.950%, 10/01/2041	825	802
4.875%, 03/01/2053	470	456
4.400%, 05/01/2045	1,819	1,636
4.400%, 02/22/2062	125	108
4.200%, 02/22/2052	65	57
AstraZeneca PLC
6.450%, 09/15/2037	896	1,054
Baxter International
3.132%, 12/01/2051	565	397
BayCare Health System
3.831%, 11/15/2050	365	316
Bayer US Finance II LLC
4.400%, 07/15/2044 (A)	1,080	879

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.950%, 04/15/2045 (A)	$200	$152
Baylor Scott & White Holdings
4.185%, 11/15/2045	390	362
Becton Dickinson
3.794%, 05/20/2050	335	277
Biogen
3.250%, 02/15/2051	100	70
Boston Scientific
4.550%, 03/01/2039	167	156
Bristol-Myers Squibb
4.550%, 02/20/2048	182	176
4.250%, 10/26/2049	1,158	1,073
3.700%, 03/15/2052	660	559
3.550%, 03/15/2042	300	257
Children's Hospital Medical Center
2.820%, 11/15/2050	450	322
Cigna
4.900%, 12/15/2048	225	214
4.800%, 07/15/2046	828	774
3.875%, 10/15/2047	1,290	1,040
Cleveland Clinic Foundation
4.858%, 01/01/2114	72	69
CommonSpirit Health
4.187%, 10/01/2049	1,081	885
CVS Health
5.125%, 07/20/2045	195	187
5.050%, 03/25/2048	2,605	2,508
4.780%, 03/25/2038	1,720	1,635
4.125%, 04/01/2040	595	520
2.700%, 08/21/2040	295	213
Danaher
2.800%, 12/10/2051	525	373
2.600%, 10/01/2050	60	41
Elevance Health
4.650%, 01/15/2043	15	14
4.375%, 12/01/2047	1,808	1,662
3.700%, 09/15/2049	625	513
Gilead Sciences
4.800%, 04/01/2044	320	307
4.600%, 09/01/2035	525	514
4.500%, 02/01/2045	695	632
GlaxoSmithKline Capital
6.375%, 05/15/2038	260	305
HCA
5.500%, 06/15/2047	235	217
5.250%, 06/15/2049	775	693
4.625%, 03/15/2052 (A)	725	600
4.375%, 03/15/2042 (A)	75	61
3.500%, 07/15/2051	100	69
Health Care Service, A Mutual Legal Reserve
3.200%, 06/01/2050 (A)	647	480

SEI Institutional Investments Trust / Quarterly Report / Auguest 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Humana
4.950%, 10/01/2044	$490	$470
3.950%, 08/15/2049	450	380
Johnson & Johnson
3.750%, 03/03/2047	475	428
3.400%, 01/15/2038	410	367
Kaiser Foundation Hospitals
4.150%, 05/01/2047	390	360
2.810%, 06/01/2041	819	627
Mass General Brigham
3.192%, 07/01/2049	85	65
Memorial Health Services
3.447%, 11/01/2049	270	217
Merck
4.150%, 05/18/2043	250	233
2.900%, 12/10/2061	395	273
2.750%, 12/10/2051	520	376
2.450%, 06/24/2050	150	104
New York and Presbyterian Hospital
4.763%, 08/01/2116	179	165
Northwell Healthcare
4.260%, 11/01/2047	265	232
Pfizer
4.000%, 12/15/2036	790	753
3.900%, 03/15/2039	400	372
Providence St. Joseph Health Obligated Group
3.744%, 10/01/2047	525	446
Regeneron Pharmaceuticals
2.800%, 09/15/2050	150	101
Roche Holdings
2.607%, 12/13/2051 (A)	980	696
Stanford Health Care
3.795%, 11/15/2048	431	384
STERIS Irish FinCo UnLtd
3.750%, 03/15/2051	425	328
Stryker
4.100%, 04/01/2043	590	509
Takeda Pharmaceutical
3.175%, 07/09/2050	707	519
Thermo Fisher Scientific
4.100%, 08/15/2047	140	131
2.800%, 10/15/2041	880	682
UnitedHealth Group
6.875%, 02/15/2038	445	541
6.625%, 11/15/2037	555	656
4.950%, 05/15/2062	165	165
4.750%, 05/15/2052	729	721
4.625%, 07/15/2035	475	473
4.250%, 04/15/2047	725	672
4.200%, 01/15/2047	630	580
3.700%, 08/15/2049	365	311

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.250%, 05/15/2051	$595	$467
3.050%, 05/15/2041	390	312
2.900%, 05/15/2050	165	121
2.750%, 05/15/2040	95	73
Viatris
4.000%, 06/22/2050	770	498
3.850%, 06/22/2040	190	132
Wyeth LLC
6.000%, 02/15/2036	760	856
5.950%, 04/01/2037	436	495

		49,568

Industrials — 6.2%
AerCap Ireland Capital DAC
3.850%, 10/29/2041	185	136
3.400%, 10/29/2033	130	102
3.300%, 01/30/2032	1,280	1,033
Air Lease
3.250%, 10/01/2029	155	134
Air Lease MTN
3.000%, 02/01/2030	180	151
BAE Systems Holdings
4.750%, 10/07/2044 (A)	563	514
BAE Systems PLC
5.800%, 10/11/2041 (A)	150	156
3.000%, 09/15/2050 (A)	525	372
Boeing
5.930%, 05/01/2060	500	478
5.805%, 05/01/2050	3,563	3,417
5.705%, 05/01/2040	2,475	2,361
3.625%, 02/01/2031	49	43
Burlington Northern Santa Fe LLC
6.200%, 08/15/2036	880	1,007
6.150%, 05/01/2037	445	512
5.750%, 05/01/2040	120	132
5.050%, 03/01/2041	135	138
4.900%, 04/01/2044	130	130
4.450%, 01/15/2053	206	199
4.400%, 03/15/2042	1,685	1,598
3.300%, 09/15/2051	490	394
3.050%, 02/15/2051	130	100
2.875%, 06/15/2052	155	114
Canadian National Railway
6.200%, 06/01/2036	156	178
4.400%, 08/05/2052	395	378
3.650%, 02/03/2048	450	382
Canadian Pacific Railway
6.125%, 09/15/2115	1,070	1,144
3.100%, 12/02/2051	770	569
3.000%, 12/02/2041	155	122
Carrier Global
3.577%, 04/05/2050	835	637

SEI Institutional Investments Trust / Quarterly Report / Auguest 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.377%, 04/05/2040	$270	$212
Caterpillar
3.250%, 09/19/2049	225	185
Crane Holdings
4.200%, 03/15/2048	450	356
CSX
4.750%, 05/30/2042	755	726
4.750%, 11/15/2048	202	197
4.500%, 11/15/2052	595	554
4.100%, 11/15/2032	880	850
Deere
3.750%, 04/15/2050	431	397
Emerson Electric
2.800%, 12/21/2051	673	489
FedEx
5.100%, 01/15/2044	125	120
4.550%, 04/01/2046	768	688
4.400%, 01/15/2047	205	181
3.900%, 02/01/2035	410	368
GE Capital International Funding Unlimited
4.418%, 11/15/2035	2,883	2,726
General Dynamics
4.250%, 04/01/2040	245	236
General Electric MTN
3.385%, ICE LIBOR USD 3 Month + 0.480%, 08/15/2036 (C)	450	367
Kansas City Southern
4.200%, 11/15/2069	453	370
Lockheed Martin
4.700%, 05/15/2046	841	842
4.070%, 12/15/2042	97	90
3.600%, 03/01/2035	810	747
Norfolk Southern
5.100%, 08/01/2118	710	636
4.800%, 08/15/2043	528	487
4.050%, 08/15/2052	264	230
3.942%, 11/01/2047	201	174
3.700%, 03/15/2053	265	217
Northrop Grumman
4.750%, 06/01/2043	685	659
4.030%, 10/15/2047	370	325
3.850%, 04/15/2045	570	487
Parker-Hannifin
4.000%, 06/14/2049	165	140
Parker-Hannifin MTN
4.450%, 11/21/2044	405	365
Raytheon Technologies
4.500%, 06/01/2042	725	687
4.350%, 04/15/2047	740	674
3.030%, 03/15/2052	1,125	819
Snap-on
3.100%, 05/01/2050	571	455

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Trane Technologies Global Holding
4.300%, 02/21/2048	$140	$119
TTX
4.600%, 02/01/2049 (A)	538	510
Union Pacific
3.839%, 03/20/2060	1,045	877
3.799%, 04/06/2071	652	524
3.500%, 02/14/2053	295	240
3.375%, 02/14/2042	80	67
3.250%, 02/05/2050	805	634
2.973%, 09/16/2062	308	212
Union Pacific MTN
3.550%, 08/15/2039	375	325
United Airlines Pass-Through Trust, Ser 2019-1, Cl AA
4.150%, 08/25/2031	235	215
United Parcel Service
5.300%, 04/01/2050	270	301
US Airways, Pass-Through Trust, Ser 2010-1, Cl A
6.250%, 04/22/2023	580	575
Verisk Analytics
3.625%, 05/15/2050	580	448
Waste Management
3.900%, 03/01/2035	360	328
2.950%, 06/01/2041	360	280
WW Grainger
4.600%, 06/15/2045	340	329
4.200%, 05/15/2047	322	293

		39,964

Information Technology — 4.0%
Activision Blizzard
4.500%, 06/15/2047	235	223
Analog Devices
2.950%, 10/01/2051	700	530
2.800%, 10/01/2041	325	253
Apple
4.650%, 02/23/2046	959	980
4.500%, 02/23/2036	430	444
4.450%, 05/06/2044	125	123
4.375%, 05/13/2045	1,950	1,910
3.850%, 05/04/2043	155	142
3.750%, 09/12/2047	250	224
3.450%, 02/09/2045	665	577
2.950%, 09/11/2049	170	133
2.700%, 08/05/2051	1,175	862
2.650%, 02/08/2051	320	234
2.550%, 08/20/2060	635	431
2.375%, 02/08/2041	350	263
Applied Materials
4.350%, 04/01/2047	226	219

SEI Institutional Investments Trust / Quarterly Report / Auguest 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Broadcom
3.750%, 02/15/2051 (A)	$620	$455
3.500%, 02/15/2041 (A)	460	345
3.137%, 11/15/2035 (A)	490	371
2.600%, 02/15/2033 (A)	450	346
Cisco Systems
5.900%, 02/15/2039	331	375
Corning
5.850%, 11/15/2068	159	153
5.450%, 11/15/2079	425	394
Fidelity National Information Services
5.625%, 07/15/2052	350	347
Fiserv
4.400%, 07/01/2049	200	174
Global Payments
5.950%, 08/15/2052	420	407
Intel
5.050%, 08/05/2062	365	352
4.900%, 08/05/2052	760	742
3.734%, 12/08/2047	1,020	831
3.250%, 11/15/2049	575	428
3.100%, 02/15/2060	320	219
KLA
5.000%, 03/15/2049	317	319
4.950%, 07/15/2052	315	317
Lam Research
2.875%, 06/15/2050	312	231
Mastercard
3.850%, 03/26/2050	170	154
3.650%, 06/01/2049	190	167
Micron Technology
3.366%, 11/01/2041	165	117
Microsoft
3.450%, 08/08/2036	163	153
3.041%, 03/17/2062	582	444
2.921%, 03/17/2052	3,228	2,539
2.675%, 06/01/2060	380	270
NVIDIA
3.500%, 04/01/2040	230	198
3.500%, 04/01/2050	457	378
NXP BV / NXP FUNDING LLC / NXP USA
3.250%, 05/11/2041	500	363
Oracle
4.375%, 05/15/2055	885	667
4.300%, 07/08/2034	470	410
4.125%, 05/15/2045	1,180	881
4.000%, 07/15/2046	1,085	794
4.000%, 11/15/2047	405	294
3.950%, 03/25/2051	190	136
3.800%, 11/15/2037	1,420	1,103
3.650%, 03/25/2041	115	84
3.600%, 04/01/2050	290	197

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
PayPal Holdings
3.250%, 06/01/2050	$125	$94
QUALCOMM
4.500%, 05/20/2052	285	276
Salesforce
3.050%, 07/15/2061	225	162
2.900%, 07/15/2051	745	550
Texas Instruments
4.150%, 05/15/2048	117	111
TSMC Arizona
4.500%, 04/22/2052	255	249
3.125%, 10/25/2041	375	307
Visa
4.300%, 12/14/2045	460	442
4.150%, 12/14/2035	585	580

		26,474

Materials — 1.1%
Anglo American Capital PLC
4.750%, 03/16/2052 (A)	381	321
BHP Billiton Finance USA
5.000%, 09/30/2043	360	365
Celanese US Holdings LLC
6.379%, 07/15/2032	865	859
6.330%, 07/15/2029	515	513
Dow Chemical
4.375%, 11/15/2042	195	169
3.600%, 11/15/2050	370	283
DuPont de Nemours
5.319%, 11/15/2038	1,175	1,172
FMC
4.500%, 10/01/2049	280	235
Freeport-McMoRan
5.450%, 03/15/2043	938	844
5.400%, 11/14/2034	84	80
Glencore Finance Canada
6.000%, 11/15/2041 (A)	476	456
International Flavors & Fragrances
3.268%, 11/15/2040 (A)	295	225
International Flavors and Fragrances
5.000%, 09/26/2048	575	527
3.468%, 12/01/2050 (A)	890	653
LYB International Finance III LLC
4.200%, 10/15/2049	425	341
Newmont Goldcorp
5.875%, 04/01/2035	120	124

		7,167

Real Estate — 1.6%
Agree
2.900%, 10/01/2030	240	203
2.600%, 06/15/2033	185	144

SEI Institutional Investments Trust / Quarterly Report / Auguest 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Alexandria Real Estate Equities
4.850%, 04/15/2049	$310	$287
3.550%, 03/15/2052	810	614
American Homes 4 Rent
4.300%, 04/15/2052	675	544
3.625%, 04/15/2032	165	144
3.375%, 07/15/2051	260	177
2.375%, 07/15/2031	25	20
American Tower
3.100%, 06/15/2050	190	132
Boston Properties
2.450%, 10/01/2033	130	98
Equinix
2.950%, 09/15/2051	540	363
Extra Space Storage
2.350%, 03/15/2032	155	122
GLP Capital
3.250%, 01/15/2032	395	320
Invitation Homes Operating Partnership
4.150%, 04/15/2032	30	27
Kilroy Realty
2.650%, 11/15/2033	215	163
Kimco Realty
4.250%, 04/01/2045	110	91
National Retail Properties
4.800%, 10/15/2048	335	305
Regency Centers
4.650%, 03/15/2049	415	367
4.400%, 02/01/2047	195	168
Rexford Industrial Realty
2.150%, 09/01/2031	470	375
Rexford Industrial Realty Inc
2.125%, 12/01/2030	110	89
Simon Property Group LP
6.750%, 02/01/2040	634	714
4.250%, 11/30/2046	50	44
3.800%, 07/15/2050	315	256
3.250%, 09/13/2049	135	98
Spirit Realty
3.200%, 02/15/2031	695	576
Sun Communities Operating
4.200%, 04/15/2032	465	416
Ventas Realty
5.700%, 09/30/2043	700	702
VICI Properties
5.625%, 05/15/2052	790	730
5.125%, 05/15/2032	505	481
Welltower
5.125%, 03/15/2043	999	933
4.950%, 09/01/2048	274	258

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Weyerhaeuser
4.000%, 03/09/2052	$440	$359

		10,320

Utilities — 9.9%
AEP Transmission LLC
3.800%, 06/15/2049	280	237
3.650%, 04/01/2050	600	494
AES
2.450%, 01/15/2031	155	128
Alabama Power
4.300%, 07/15/2048	475	432
4.150%, 08/15/2044	450	399
3.700%, 12/01/2047	861	715
American Water Capital
3.450%, 05/01/2050	1,030	806
Appalachian Power
4.450%, 06/01/2045	650	566
Arizona Public Service
3.350%, 05/15/2050	400	287
Baltimore Gas and Electric
5.200%, 06/15/2033	788	804
2.900%, 06/15/2050	290	213
Berkshire Hathaway Energy
6.125%, 04/01/2036	3,321	3,647
Black Hills
4.350%, 05/01/2033	320	294
4.200%, 09/15/2046	500	414
Brooklyn Union Gas
4.273%, 03/15/2048 (A)	595	476
CenterPoint Energy Houston Electric LLC
3.600%, 03/01/2052	155	131
Cleco Power
6.000%, 12/01/2040	310	322
CMS Energy
4.875%, 03/01/2044	677	635
Commonwealth Edison
4.350%, 11/15/2045	775	715
3.850%, 03/15/2052	140	122
3.700%, 03/01/2045	600	502
3.200%, 11/15/2049	290	226
3.125%, 03/15/2051	625	478
Connecticut Light & Power
4.000%, 04/01/2048	325	294
Consolidated Edison of New York
6.750%, 04/01/2038	275	314
6.300%, 08/15/2037	865	967
4.450%, 03/15/2044	95	88
3.850%, 06/15/2046	500	420
3.700%, 11/15/2059	600	470
Constellation Energy Generation LLC
5.750%, 10/01/2041	339	337

SEI Institutional Investments Trust / Quarterly Report / Auguest 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.600%, 06/15/2042	$580	$580
Consumers Energy
3.100%, 08/15/2050	260	201
Dominion Energy
5.250%, 08/01/2033	1,620	1,639
4.900%, 08/01/2041	1,215	1,161
4.850%, 08/15/2052	95	91
3.300%, 04/15/2041	415	328
DTE Electric
4.050%, 05/15/2048	360	326
Duke Energy
5.000%, 08/15/2052	888	843
Duke Energy Carolinas LLC
6.100%, 06/01/2037	1,210	1,294
6.000%, 01/15/2038	614	679
5.300%, 02/15/2040	930	962
4.250%, 12/15/2041	850	780
3.550%, 03/15/2052	140	115
Duke Energy Florida LLC
6.350%, 09/15/2037	290	326
Duke Energy Indiana LLC
6.350%, 08/15/2038	195	224
4.900%, 07/15/2043	495	470
Duke Energy Progress LLC
4.375%, 03/30/2044	1,720	1,586
Electricite de France
6.000%, 01/22/2114 (A)	173	164
5.000%, 09/21/2048 (A)	335	292
Elm Road Generating Station Supercritical
5.848%, 01/19/2041 (A)	2,007	2,117
Entergy
3.750%, 06/15/2050	114	90
Entergy Louisiana LLC
4.750%, 09/15/2052	100	97
4.200%, 04/01/2050	520	466
Entergy Texas
5.000%, 09/15/2052	155	153
3.550%, 09/30/2049	305	239
Essential Utilities
5.300%, 05/01/2052	370	370
Exelon
4.950%, 06/15/2035	1,060	1,037
Exelon Generation LLC
6.250%, 10/01/2039	683	720
FirstEnergy Transmission LLC
5.450%, 07/15/2044 (A)	195	194
4.550%, 04/01/2049 (A)	125	109
Florida Power & Light
5.960%, 04/01/2039	980	1,102
5.690%, 03/01/2040	656	716
5.400%, 09/01/2035	2,315	2,435
3.950%, 03/01/2048	175	159

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Georgia Power
4.300%, 03/15/2042	$410	$364
3.700%, 01/30/2050	1,045	834
Indianapolis Power & Light
6.050%, 10/01/2036 (A)	756	823
Interstate Power and Light
3.100%, 11/30/2051	330	239
Jersey Central Power & Light
6.400%, 05/15/2036	1,225	1,297
KeySpan Gas East
5.819%, 04/01/2041 (A)	710	714
MidAmerican Energy
4.800%, 09/15/2043	325	319
4.400%, 10/15/2044	1,350	1,273
MidAmerican Energy MTN
5.800%, 10/15/2036	295	324
Narragansett Electric
4.170%, 12/10/2042 (A)	1,320	1,136
Northern States Power
5.350%, 11/01/2039	1,195	1,279
4.500%, 06/01/2052	65	63
3.600%, 09/15/2047	200	168
3.400%, 08/15/2042	320	267
3.200%, 04/01/2052	125	98
NSTAR Electric
4.550%, 06/01/2052	628	614
4.400%, 03/01/2044	430	399
Oglethorpe Power
5.250%, 09/01/2050	701	657
5.050%, 10/01/2048	650	600
4.500%, 04/01/2047 (A)	275	237
Oncor Electric Delivery LLC
5.350%, 10/01/2052	440	474
5.300%, 06/01/2042	245	258
5.250%, 09/30/2040	425	447
2.700%, 11/15/2051	535	382
Pacific Gas and Electric
5.250%, 03/01/2052	550	458
4.200%, 06/01/2041	185	138
3.500%, 08/01/2050	120	80
3.300%, 08/01/2040	155	109
2.500%, 02/01/2031	230	176
PacifiCorp
6.000%, 01/15/2039	627	679
PECO Energy
4.375%, 08/15/2052	185	176
3.900%, 03/01/2048	600	533
Piedmont Natural Gas
4.650%, 08/01/2043	330	299
PPL Electric Utilities
4.150%, 06/15/2048	335	304
4.125%, 06/15/2044	570	508

SEI Institutional Investments Trust / Quarterly Report / Auguest 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Public Service Electric and Gas MTN
4.050%, 05/01/2048	$255	$230
Public Service of Colorado
6.500%, 08/01/2038	320	372
6.250%, 09/01/2037	470	544
4.500%, 06/01/2052	100	97
4.100%, 06/15/2048	280	253
4.050%, 09/15/2049	93	82
Puget Sound Energy
4.223%, 06/15/2048	680	606
2.893%, 09/15/2051	190	135
San Diego Gas & Electric
3.320%, 04/15/2050	70	55
Sempra Energy
6.000%, 10/15/2039	865	926
3.800%, 02/01/2038	585	502
Southern California Edison
6.050%, 03/15/2039	405	424
3.900%, 03/15/2043	245	199
3.650%, 02/01/2050	80	61
Southern California Gas
3.750%, 09/15/2042	430	359
Southern Gas Capital
5.875%, 03/15/2041	1,008	1,050
4.400%, 06/01/2043	395	342
Southwestern Electric Power
6.200%, 03/15/2040	1,070	1,135
Southwestern Public Service
4.400%, 11/15/2048	385	350
Tampa Electric
4.300%, 06/15/2048	700	631
Tucson Electric Power
3.250%, 05/01/2051	760	555
Virginia Electric and Power
4.600%, 12/01/2048	400	380
4.450%, 02/15/2044	750	694
Wisconsin Public Service
3.300%, 09/01/2049	175	136
2.850%, 12/01/2051	500	364

		65,206

Total Corporate Obligations
(Cost $478,121) ($ Thousands)		419,753

U.S. TREASURY OBLIGATIONS — 25.0%
U.S. Treasury Bonds
3.750%, 08/15/2041	1,215	1,254
3.750%, 11/15/2043	1,905	1,951
3.625%, 08/15/2043	1,617	1,625
3.625%, 02/15/2044	1,666	1,671

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
3.432%, 11/15/2047 (B)	$4,170	$1,724
3.375%, 08/15/2042	2,585	2,522
3.250%, 05/15/2042	10,320	9,872
3.125%, 11/15/2041	1,925	1,812
3.125%, 02/15/2043	2,315	2,152
3.125%, 08/15/2044	3,205	2,964
3.000%, 05/15/2042	1,105	1,015
3.000%, 11/15/2044	5,815	5,259
3.000%, 05/15/2045	2,515	2,272
3.000%, 05/15/2047	2,195	1,994
3.000%, 08/15/2052	2,985	2,830
2.875%, 11/15/2046	2,920	2,588
2.875%, 05/15/2052	12,700	11,704
2.750%, 08/15/2042	680	597
2.750%, 11/15/2047	895	779
2.500%, 05/15/2046	1,835	1,512
2.375%, 02/15/2042	35,540	29,459
2.375%, 05/15/2051	2,905	2,392
2.250%, 02/15/2052	18,754	14,980
2.000%, 11/15/2041	23,940	18,597
2.000%, 08/15/2051	14,327	10,763
1.875%, 02/15/2051	2,637	1,924
1.875%, 11/15/2051	14,850	10,814
1.375%, 11/15/2040	120	84
1.375%, 08/15/2050	5,485	3,507
1.125%, 05/15/2040	1,220	830
U.S. Treasury Inflation-Protected Securities
1.000%, 02/15/2049	1,425	1,390
0.125%, 02/15/2052	358	280
U.S. Treasury Notes
2.750%, 08/15/2032	1,760	1,698
2.625%, 07/31/2029	520	498
1.875%, 02/15/2032	578	517
1.375%, 10/31/2028	1,840	1,638
U.S. Treasury STRIPS
3.358%, 08/15/2043 (B)	9,912	4,641
2.050%, 08/15/2045 (B)	5,325	2,308

Total U.S. Treasury Obligations
(Cost $183,290) ($ Thousands)		164,417

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.8%
FNMA, PO MTN
0.000%, 05/15/2030(B)	8,380	6,387
Resolution Funding Principal STRIP
4.326%, 04/15/2030(B)	17,770	13,495
Tennessee Valley Authority
5.250%, 09/15/2039	2,615	2,949

SEI Institutional Investments Trust / Quarterly Report / Auguest 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Tennessee Valley Authority, PO
0.000%, 01/15/2038(B)	$3,700	$1,930

Total U.S. Government Agency Obligations
(Cost $23,795) ($ Thousands)		24,761

MUNICIPAL BONDS — 3.6%
California — 1.8%
Bay Area, Toll Authority, Build America Project, RB
6.263%, 04/01/2049	600	734
California State, Build America Project, GO
7.500%, 04/01/2034	2,165	2,764
7.350%, 11/01/2039	1,160	1,482
California State, Health Facilities Financing Authority, RB
3.000%, 08/15/2051	125	96
Los Angeles, Community College District, Build America Project, GO
6.750%, 08/01/2049	590	789
Los Angeles, Department of Airports, RB
6.582%, 05/15/2039	265	303
Los Angeles, Unified School District, Build America Project, Ser RY, GO
6.758%, 07/01/2034	1,360	1,587
Regents of the University of California Medical Center, Ser N, RB
3.256%, 05/15/2060	795	585
Riverside County, Pension Obligation, RB
3.818%, 02/15/2038	345	319
San Francisco, Public Utilities Commission, Water Revenue, Build America Project, Ser DE, RB
6.000%, 11/01/2040	1,235	1,394
University of California Regents, Ser H, RB
6.548%, 05/15/2048	605	748
University of California, Ser AD, RB
4.858%, 05/15/2112	635	592
University of California, Ser AP, RB
3.931%, 05/15/2045	475	441

		11,834

Georgia — 0.1%
Georgia State, Municipal Electric Authority, Build America Project, RB
6.637%, 04/01/2057	605	692

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Illinois — 0.2%
Greater Chicago, Metropolitan Water Reclamation District, GO
5.720%, 12/01/2038	$1,005	$1,156

Maryland — 0.0%
Baltimore, Revenue Authority, Water Project, Ser B, RB
2.814%, 07/01/2040	370	298

Massachusetts — 0.0%
Massachusetts State, School Building Authority, Sub-Ser B, RB
3.395%, 10/15/2040	240	205

Michigan — 0.1%
Michigan State University, Ser A, RB
4.165%, 08/15/2122	274	224
University of Michigan, Ser B, RB
3.504%, 04/01/2052	615	531

		755

Missouri — 0.1%
Missouri State, Joint Municipal Electric Utility Commission, Build America Project, Ser A, RB
6.890%, 01/01/2042	600	726

New Jersey — 0.0%
New Jersey State, Turnpike Authority, Build America Project, RB
7.414%, 01/01/2040	60	78

New York — 0.9%
New York & New Jersey, Port Authority, RB
4.458%, 10/01/2062	350	338
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Build America Project, RB
5.572%, 11/01/2038	885	957
5.508%, 08/01/2037	1,000	1,084
New York State, Dormitory Authority, Ser F, RB
3.110%, 02/15/2039	1,215	1,048
New York State, Urban Development, RB
5.770%, 03/15/2039	1,470	1,591

		5,018

Ohio — 0.0%
JobsOhio Beverage System, Ser A, RB
2.833%, 01/01/2038	325	270

SEI Institutional Investments Trust / Quarterly Report / Auguest 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Texas — 0.4%
Grand Parkway, Transportation Corp, Ser E, RB
5.184%, 10/01/2042	$530	$567
North Texas, Tollway Authority, Build America Project, RB
6.718%, 01/01/2049	490	630
North Texas, Tollway Authority, RB
3.029%, 01/01/2040	735	603
Texas State, Private Activity Bond Surface Transportation, RB
3.922%, 12/31/2049	355	299
University of Texas, Build America Bonds, RB
5.262%, 07/01/2039	575	633

		2,732

Total Municipal Bonds
(Cost $24,757) ($ Thousands)		23,764

SOVEREIGN DEBT — 1.3%

Airport Authority Hong Kong
3.500%, 01/12/2062(A)	505	401
Chile Government International Bond
4.340%, 03/07/2042	735	631
4.000%, 01/31/2052	55	43
Indonesia Government International Bond
4.350%, 01/11/2048	40	36
3.700%, 10/30/2049	1,020	839
Israel Government AID Bond
5.500%, 09/18/2033	1,400	1,622
Israel Government International Bond
3.875%, 07/03/2050	179	162
3.375%, 01/15/2050	788	655
Mexico Government International Bond
5.750%, 10/12/2110	229	196
5.000%, 04/27/2051	1,085	915
4.500%, 01/31/2050	920	728
4.400%, 02/12/2052	340	260
4.280%, 08/14/2041	239	191
Minera Mexico
4.500%, 01/26/2050(A)	275	215
Panama Government International Bond
4.500%, 04/16/2050	450	357
4.500%, 04/01/2056	108	83
4.300%, 04/29/2053	50	38
3.870%, 07/23/2060	255	176
Perusahaan Penerbit SBSN Indonesia III
3.550%, 06/09/2051(A)	120	95

Description	Face Amount (Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Philippine Government International Bond
3.200%, 07/06/2046	$540	$419
2.950%, 05/05/2045	155	116
Uruguay Government International Bond
5.100%, 06/18/2050	250	255

Total Sovereign Debt
(Cost $10,002) ($ Thousands)		8,433

MORTGAGE-BACKED SECURITIES — 1.0%
Agency Mortgage-Backed Obligations — 1.0%
FHLMC REMIC CMO, Ser 2004-2733, Cl ME
5.000%, 01/15/2034	50	52
FHLMC REMIC CMO, Ser 2004-2748, Cl ZT
5.500%, 02/15/2024	93	93
FHLMC REMIC CMO, Ser 2010-3756, Cl PZ
4.000%, 11/15/2040	3,371	3,342
FNMA CMO, Ser 2004-12, Cl ZX
6.000%, 03/25/2034	885	941
FNMA CMO, Ser 2004-80, Cl XZ
5.000%, 11/25/2034	623	635
FNMA REMIC CMO, Ser 2007-68, Cl SC, IO
4.256%, 07/25/2037(C)	12	2
GNMA ARM
2.875%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.500%, 06/20/2032(C)	25	25
GNMA CMO, Ser 2009-8, Cl PS, IO
3.913%, 08/16/2038(C)	13	–
GNMA CMO, Ser 2010-4, Cl NS, IO
4.003%, 01/16/2040(C)	41	5
GNMA CMO, Ser 2011-70, Cl BO, PO
0.000%, 05/20/2041(B)	1,675	1,356

		6,451
Non-Agency Mortgage-Backed Obligations — 0.0%
Citicorp Residential Mortgage Trust, Ser 2007-1, Cl A5(D)
5.009%, 03/25/2037	70	68
DSLA Mortgage Loan Trust, Ser 2005-AR2, Cl 2A1A
2.786%, ICE LIBOR USD 1 Month + 0.420%, 03/19/2045(C)	23	22
Harborview Mortgage Loan Trust, Ser 2004-8, Cl 2A4A
2.766%, ICE LIBOR USD 1 Month + 0.800%, 11/19/2034(C)	50	47
Indymac Index Mortgage Loan Trust, Ser 2004-AR12, Cl A1
3.224%, ICE LIBOR USD 1 Month + 0.780%, 12/25/2034(C)	53	42

SEI Institutional Investments Trust / Quarterly Report / Auguest 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Indymac Index Mortgage Loan Trust, Ser 2004-AR7, Cl A2
3.304%, ICE LIBOR USD 1 Month + 0.860%, 09/25/2034(C)	$9	$8
RAMP Trust, Ser 2004-SL1, Cl A7
7.000%, 11/25/2031	7	6
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
2.871%, 12/25/2034(C)	13	12
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR2, Cl 2A21
3.104%, ICE LIBOR USD 1 Month + 0.660%, 01/25/2045(C)	27	26

		231
Total Mortgage-Backed Securities
(Cost $5,124) ($ Thousands)		6,682

	Shares
CASH EQUIVALENT — 0.9%
SEI Daily Income Trust, Government Fund, Cl F
1.840%**†	5,904,792	5,905

Total Cash Equivalent
(Cost $5,905) ($ Thousands)		5,905

Total Investments in Securities — 99.5%
(Cost $730,994) ($ Thousands)		$653,715

A list of open futures contracts held by the Fund at August 31, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
U.S. 2-Year Treasury Note	28	Dec-2022	$5,844	$5,833	$(11)
U.S. 5-Year Treasury Note	274	Dec-2022	30,527	30,365	(162)
U.S. Ultra Long Treasury Bond	284	Dec-2022	42,456	42,458	2
			78,827	78,656	(171)
Short Contracts
U.S. 2-Year Treasury Note	(63)	Dec-2022	$(13,145)	$(13,125)	$20
U.S. 5-Year Treasury Note	(19)	Dec-2022	(2,114)	(2,106)	8
U.S. Long Treasury Bond	(80)	Dec-2022	(10,931)	(10,867)	64
Ultra 10-Year U.S. Treasury Note	(226)	Dec-2022	(28,430)	(28,292)	138
			(54,620)	(54,390)	230
			$24,207	$24,266	$59

SEI Institutional Investments Trust / Quarterly Report / Auguest 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Long Duration Fund (Continued)

A list of the open centrally cleared swap agreements held by the Fund at August 31, 2022, is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
3 MONTH USD - LIBOR	1.0255% FIXED	Quarterly	07/24/2025	USD	8,070	$(374)	$–	$(374)
3 MONTH USD - LIBOR	1.0335% FIXED	Quarterly	07/24/2025	USD	5,980	(277)	–	(277)
3 MONTH USD - LIBOR	1.0725% FIXED	Quarterly	07/24/2025	USD	4,035	(184)	–	(184)
1.7725% FIXED	3-MONTH USD - LIBOR	Semi-Annually	07/24/2053	USD	670	150	–	150
1.785% FIXED	3-MONTH USD - LIBOR	Semi-Annually	07/24/2053	USD	505	112	–	112
1.8075% FIXED	3-MONTH USD - LIBOR	Semi-Annually	07/24/2053	USD	335	73	–	73
3 MONTH USD - LIBOR	1.39% FIXED	Quarterly	09/28/2025	USD	9,070	(341)	–	(341)
1.87% FIXED	3-MONTH USD - LIBOR	Semi-Annually	09/28/2053	USD	775	156	–	156
						$(685)	$–	$(685)

Percentages are based on Net Assets of $656,687 ($ Thousands).
**	The rate reported is the 7-day effective yield as of August 31, 2022.
†	Investment in Affiliated Security.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2022, the value of these securities amounted to $43,846 ($ Thousands), representing 6.7% of the Net Assets of the Fund.

(B)	Zero coupon security.
(C)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(D)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

ARM — Adjustable Rate Mortgage
Cl — Class
CMO — Collateralized Mortgage Obligation
DAC — Designated Activity Company
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
GO — General Obligation
ICE— Intercontinental Exchange
IO — Interest Only — face amount represents notional amount
LIBOR— London Interbank Offered Rate
LLC — Limited Liability Company
L.P. — Limited Partnership
Ltd. — Limited
MTN — Medium Term Note
NASDAQ – National Association of Securities Dealers and Automated Quotations
PLC — Public Limited Company
PO — Principal Only
RB — Revenue Bond
REMIC — Real Estate Mortgage Investment Conduit
S&P— Standard & Poor's
Ser — Series
SOFR — Secured Overnight Financing Rate
STRIPS — Separately Traded Registered Interest and Principal Securities
USD — U.S. Dollar

The following is a summary of the level of inputs used as of August 31, 2022, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Corporate Obligations	–	419,753	–	419,753
U.S. Treasury Obligations	–	164,417	–	164,417
U.S. Government Agency Obligations	–	24,761	–	24,761
Municipal Bonds	–	23,764	–	23,764
Sovereign Debt	–	8,433	–	8,433
Mortgage-Backed Securities	–	6,682	–	6,682
Cash Equivalent	5,905	–	–	5,905
Total Investments in Securities	5,905	647,810	–	653,715

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	232	–	–	232
Unrealized Depreciation	(173)	–	–	(173)
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	–	491	–	491
Unrealized Depreciation	–	(1,176)	–	(1,176)
Total Other Financial Instruments	59	(685)	–	(626)

*	Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional Investments Trust / Quarterly Report / Auguest 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Long Duration Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2022 ($ Thousands):

Security Description	Value 5/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2022	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$4,469	$51,974	$(50,538)	$—	$-	$5,905	5,904,792	$16	$—

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Investments Trust / Quarterly Report / Auguest 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Long Duration Credit Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 86.9%
Communication Services — 6.3%
Activision Blizzard
2.500%, 09/15/2050	$4,760	$3,220
Alphabet
2.250%, 08/15/2060	4,358	2,778
1.900%, 08/15/2040	1,260	888
America Movil
6.125%, 03/30/2040	3,325	3,638
AT&T
4.300%, 12/15/2042	500	433
3.800%, 12/01/2057	1,324	1,002
3.500%, 09/15/2053	5,627	4,148
Charter Communications Operating LLC / Charter Communications Operating Capital
6.834%, 10/23/2055	580	580
6.484%, 10/23/2045	535	511
4.800%, 03/01/2050	1,480	1,162
3.850%, 04/01/2061	500	320
Comcast
6.500%, 11/15/2035	420	474
5.650%, 06/15/2035	3,540	3,789
4.600%, 08/15/2045	1,150	1,070
4.250%, 01/15/2033	3,930	3,811
4.200%, 08/15/2034	3,340	3,195
4.049%, 11/01/2052	6,068	5,211
4.000%, 03/01/2048	5,465	4,687
3.969%, 11/01/2047	5,270	4,526
3.900%, 03/01/2038	5,000	4,495
3.400%, 07/15/2046	6,725	5,240
3.250%, 11/01/2039	250	204
2.987%, 11/01/2063	30,269	20,239
2.937%, 11/01/2056	31,795	21,542
2.887%, 11/01/2051	6,678	4,702
2.800%, 01/15/2051	2,040	1,411
Cox Communications
4.800%, 02/01/2035 (A)	1,400	1,311
4.700%, 12/15/2042 (A)	294	264
Level 3 Financing
3.875%, 11/15/2029 (A)	535	454
Magallanes
5.391%, 03/15/2062 (A)	2,050	1,645
5.141%, 03/15/2052 (A)	2,830	2,265
5.050%, 03/15/2042 (A)	275	225
Meta Platforms
4.650%, 08/15/2062 (A)	1,525	1,376
4.450%, 08/15/2052 (A)	8,335	7,587
NBCUniversal Media LLC
4.450%, 01/15/2043	1,147	1,059
NTT Finance
1.591%, 04/03/2028 (A)	2,360	2,041

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Paramount Global
5.900%, 10/15/2040	$40	$37
5.850%, 09/01/2043	795	721
4.850%, 12/15/2034	300	255
4.600%, 01/15/2045	515	400
4.375%, 03/15/2043	1,569	1,184
SES GLOBAL Americas Holdings GP
5.300%, 03/25/2044 (A)	1,550	1,319
Tencent Holdings MTN
3.840%, 04/22/2051 (A)	1,245	924
Time Warner Cable LLC
7.300%, 07/01/2038	381	391
5.500%, 09/01/2041	650	558
4.500%, 09/15/2042	500	378
Time Warner Entertainment
8.375%, 07/15/2033	1,709	1,968
T-Mobile USA
3.400%, 10/15/2052	1,920	1,387
3.000%, 02/15/2041	1,175	860
TWDC Enterprises 18
4.125%, 12/01/2041	1,490	1,349
TWDC Enterprises 18 MTN
4.125%, 06/01/2044	1,854	1,701
Verizon Communications
5.250%, 03/16/2037	840	854
4.862%, 08/21/2046	1,100	1,069
3.875%, 03/01/2052	2,584	2,145
3.700%, 03/22/2061	2,355	1,815
3.400%, 03/22/2041	1,970	1,587
2.650%, 11/20/2040	1,450	1,047
Vodafone Group PLC
5.250%, 05/30/2048	1,065	983
4.875%, 06/19/2049	538	479
Walt Disney
6.650%, 11/15/2037	990	1,174
6.400%, 12/15/2035	2,043	2,351
4.700%, 03/23/2050	2,445	2,445
4.625%, 03/23/2040	785	772
3.600%, 01/13/2051	14,549	12,184
3.500%, 05/13/2040	1,395	1,189
2.750%, 09/01/2049	22,701	16,297

		181,326

Consumer Discretionary — 4.9%
7-Eleven
2.500%, 02/10/2041 (A)	870	592
Alimentation Couche-Tard
4.500%, 07/26/2047 (A)	1,200	993
Amazon.com
4.050%, 08/22/2047	8,820	8,184
3.950%, 04/13/2052	6,691	6,084
3.875%, 08/22/2037	1,674	1,571

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.250%, 05/12/2061	$9,671	$7,344
3.100%, 05/12/2051	6,534	5,091
2.875%, 05/12/2041	3,685	2,940
2.700%, 06/03/2060	6,095	4,086
2.500%, 06/03/2050	9,292	6,465
BMW US Capital LLC
4.150%, 04/09/2030 (A)	1,030	1,005
2.550%, 04/01/2031 (A)	1,615	1,384
Boston University
4.061%, 10/01/2048	1,800	1,676
California Institute of Technology
4.321%, 08/01/2045	650	621
Dollar Tree
3.375%, 12/01/2051	655	464
Emory University
2.969%, 09/01/2050	1,660	1,287
Georgetown University
5.215%, 10/01/2118	1,921	1,835
4.315%, 04/01/2049	1,775	1,592
2.943%, 04/01/2050	540	387
Home Depot
5.950%, 04/01/2041	2,700	3,025
4.500%, 12/06/2048	3,735	3,636
4.400%, 03/15/2045	6,980	6,595
4.250%, 04/01/2046	8,912	8,260
4.200%, 04/01/2043	1,850	1,697
3.900%, 06/15/2047	12,293	10,808
3.350%, 04/15/2050	3,035	2,419
3.300%, 04/15/2040	1,420	1,188
3.125%, 12/15/2049	380	291
2.750%, 09/15/2051	3,480	2,490
2.375%, 03/15/2051	5,579	3,664
Johns Hopkins University
4.083%, 07/01/2053	2,000	1,921
2.813%, 01/01/2060	490	342
Lowe's
4.250%, 04/01/2052	550	468
3.700%, 04/15/2046	2,116	1,681
Massachusetts Institute of Technology
5.600%, 07/01/2111	2,760	3,198
3.067%, 04/01/2052	2,540	2,051
2.294%, 07/01/2051	21	15
McDonald's MTN
3.625%, 09/01/2049	400	324
NIKE
3.625%, 05/01/2043	1,260	1,101
3.375%, 03/27/2050	215	179
3.250%, 03/27/2040	2,885	2,446
Northwestern University
3.688%, 12/01/2038	2,070	1,888
Pomona College
2.888%, 01/01/2051	1,240	932

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
President & Fellows of Harvard College
3.745%, 11/15/2052	$5,005	$4,634
3.619%, 10/01/2037	400	370
2.517%, 10/15/2050	1,370	1,003
Princeton University
5.700%, 03/01/2039	1,129	1,317
Starbucks
3.500%, 11/15/2050	770	592
Target
2.950%, 01/15/2052	3,500	2,632
Trustees of Boston College
3.042%, 07/01/2057	1,230	864
Trustees of Tufts College
3.099%, 08/15/2051	2,667	1,933
University of Chicago
4.411%, 10/01/2044	715	692
2.761%, 04/01/2045	2,520	2,010
University of Miami
4.063%, 04/01/2052	4,625	4,084
University of Southern California
3.841%, 10/01/2047	1,285	1,181
3.028%, 10/01/2039	2,300	1,956
2.805%, 10/01/2050	925	685
XLIT
5.250%, 12/15/2043	2,405	2,535

		140,708

Consumer Staples — 3.9%
Altria Group
10.200%, 02/06/2039	2,501	3,359
9.950%, 11/10/2038	1,555	2,052
5.800%, 02/14/2039	480	444
4.500%, 05/02/2043	100	76
4.250%, 08/09/2042	575	431
3.875%, 09/16/2046	640	444
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide
4.900%, 02/01/2046	4,541	4,311
Anheuser-Busch InBev Worldwide
8.200%, 01/15/2039	1,445	1,878
8.000%, 11/15/2039	2,786	3,578
4.600%, 04/15/2048	220	199
4.500%, 06/01/2050	200	181
3.750%, 07/15/2042	320	264
BAT Capital
4.390%, 08/15/2037	1,095	866
3.734%, 09/25/2040	110	77
Cargill
4.375%, 04/22/2052 (A)	4,100	3,915
Church & Dwight
5.000%, 06/15/2052	1,220	1,242

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Coca-Cola
2.500%, 06/01/2040	$320	$247
2.500%, 03/15/2051	6,250	4,440
2.000%, 03/05/2031	675	577
Coca-Cola Femsa
5.250%, 11/26/2043	3,070	3,100
Constellation Brands
3.750%, 05/01/2050	750	596
CSL Finance PLC
4.950%, 04/27/2062 (A)	580	558
4.750%, 04/27/2052 (A)	2,849	2,740
4.625%, 04/27/2042 (A)	320	303
Estee Lauder
3.125%, 12/01/2049	2,510	1,983
Fomento Economico Mexicano
3.500%, 01/16/2050	2,890	2,248
Ford Foundation
2.815%, 06/01/2070	860	582
GSK Consumer Healthcare Capital US LLC
4.000%, 03/24/2052 (A)	1,095	890
Hormel Foods
3.050%, 06/03/2051	1,305	1,010
JBS USA LUX
6.500%, 12/01/2052 (A)	1,085	1,141
5.750%, 04/01/2033 (A)	7,330	7,302
4.375%, 02/02/2052 (A)	1,250	988
Kaiser Foundation Hospitals
4.150%, 05/01/2047	1,790	1,653
3.266%, 11/01/2049	1,910	1,505
3.002%, 06/01/2051	3,385	2,513
2.810%, 06/01/2041	7,470	5,723
Kimberly-Clark
5.300%, 03/01/2041	555	580
3.900%, 05/04/2047	2,275	2,006
Kraft Heinz Foods
7.125%, 08/01/2039 (A)	1,160	1,291
5.200%, 07/15/2045	600	564
5.000%, 06/04/2042	770	718
4.875%, 10/01/2049	470	426
Kroger
5.400%, 01/15/2049	1,371	1,416
Mars
4.125%, 04/01/2054 (A)	345	310
3.950%, 04/01/2049 (A)	1,780	1,578
3.875%, 04/01/2039 (A)	1,650	1,466
2.375%, 07/16/2040 (A)	1,680	1,215
Nestle Holdings
4.000%, 09/24/2048 (A)	445	416
3.900%, 09/24/2038 (A)	2,685	2,481
PepsiCo
4.200%, 07/18/2052	1,835	1,799
3.450%, 10/06/2046	6,625	5,740

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.750%, 10/21/2051	$2,965	$2,238
2.625%, 10/21/2041	1,370	1,075
Philip Morris International
4.875%, 11/15/2043	2,830	2,456
4.500%, 03/20/2042	5,945	4,906
4.125%, 03/04/2043	806	634
3.875%, 08/21/2042	1,715	1,290
Reynolds American
8.125%, 05/01/2040	2,390	2,589
5.850%, 08/15/2045	1,895	1,601
Walmart
2.650%, 09/22/2051	5,825	4,368
2.500%, 09/22/2041	3,701	2,860

		109,439

Energy — 5.2%
Aker BP
3.100%, 07/15/2031 (A)	475	400
BG Energy Capital
5.125%, 10/15/2041 (A)	3,605	3,602
BP Capital Markets America
3.379%, 02/08/2061	12,796	9,604
3.060%, 06/17/2041	2,010	1,577
3.001%, 03/17/2052	1,465	1,064
3.000%, 02/24/2050	1,930	1,409
2.939%, 06/04/2051	6,415	4,597
2.772%, 11/10/2050	3,150	2,209
Chevron USA
2.343%, 08/12/2050	1,685	1,162
ConocoPhillips
4.300%, 11/15/2044	3,695	3,398
4.025%, 03/15/2062 (A)	12,614	10,739
3.800%, 03/15/2052	2,455	2,114
Devon Energy
7.875%, 09/30/2031	815	940
Energy Transfer
6.250%, 04/15/2049	945	926
6.050%, 06/01/2041	2,225	2,161
5.400%, 10/01/2047	2,202	1,962
5.300%, 04/15/2047	170	149
5.150%, 03/15/2045	75	65
Eni SpA
5.700%, 10/01/2040 (A)	2,285	2,269
Enterprise Products Operating LLC
5.950%, 02/01/2041	602	628
4.250%, 02/15/2048	500	427
4.200%, 01/31/2050	1,205	1,022
EOG Resources
4.950%, 04/15/2050	1,600	1,659
Equinor
5.100%, 08/17/2040	1,415	1,471
4.800%, 11/08/2043	899	902

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.700%, 04/06/2050	$2,985	$2,591
3.625%, 04/06/2040	2,605	2,288
2.375%, 05/22/2030	1,370	1,202
Exxon Mobil
4.327%, 03/19/2050	2,198	2,091
4.227%, 03/19/2040	3,650	3,469
4.114%, 03/01/2046	995	916
3.567%, 03/06/2045	4,100	3,470
3.452%, 04/15/2051	12,517	10,329
3.095%, 08/16/2049	715	560
Hess
6.000%, 01/15/2040	3,100	3,157
Marathon Petroleum
5.000%, 09/15/2054	530	475
Motiva Enterprises
6.850%, 01/15/2040 (A)	2,225	2,183
MPLX
4.500%, 04/15/2038	465	411
Northern Natural Gas
4.300%, 01/15/2049 (A)	1,530	1,281
Occidental Petroleum
4.300%, 08/15/2039	462	399
Petroleos Mexicanos
7.690%, 01/23/2050	2,320	1,599
Phillips 66
3.300%, 03/15/2052	1,425	1,060
Shell International Finance BV
6.375%, 12/15/2038	3,286	3,822
4.550%, 08/12/2043	1,865	1,785
4.375%, 05/11/2045	8,042	7,511
4.000%, 05/10/2046	5,123	4,564
3.750%, 09/12/2046	6,344	5,437
3.625%, 08/21/2042	2,185	1,863
3.000%, 11/26/2051	3,147	2,363
Suncor Energy
5.950%, 12/01/2034	3,080	3,187
Suncor Energy Ventures
6.000%, 04/01/2042 (A)	2,375	2,253
Tennessee Gas Pipeline LLC
8.375%, 06/15/2032	2,020	2,372
TotalEnergies Capital International
3.386%, 06/29/2060	425	327
3.127%, 05/29/2050	10,415	8,030
2.986%, 06/29/2041	1,330	1,056
TransCanada PipeLines
7.250%, 08/15/2038	1,765	2,081
4.625%, 03/01/2034	1,965	1,873
Williams
5.400%, 03/04/2044	1,000	955
5.300%, 08/15/2052	250	241

		143,657

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Financials — 21.5%
AIA Group MTN
4.875%, 03/11/2044 (A)	$3,372	$3,343
AIG SunAmerica Global Financing X
6.900%, 03/15/2032 (A)	4,150	4,746
Alleghany
4.900%, 09/15/2044	1,340	1,294
3.250%, 08/15/2051	820	620
Allstate
4.500%, 06/15/2043	528	488
American Express
4.989%, U.S. SOFR + 2.255%, 05/26/2033 (B)	1,410	1,402
American International Group
4.800%, 07/10/2045	190	177
4.750%, 04/01/2048	55	52
4.375%, 06/30/2050	315	283
Aon
3.900%, 02/28/2052	1,785	1,481
Apollo Management Holdings
4.872%, 02/15/2029 (A)	2,245	2,184
Arthur J Gallagher
3.500%, 05/20/2051	1,275	971
Athene Global Funding
2.673%, 06/07/2031 (A)	6,440	5,135
Athene Holding
3.450%, 05/15/2052	810	551
Bank of America
7.750%, 05/14/2038	3,920	4,842
6.110%, 01/29/2037	1,655	1,754
6.000%, 10/15/2036	3,705	4,009
4.571%, U.S. SOFR + 1.830%, 04/27/2033 (B)	2,135	2,038
3.311%, U.S. SOFR + 1.580%, 04/22/2042 (B)	7,467	5,826
2.972%, U.S. SOFR + 1.330%, 02/04/2033 (B)	930	781
2.972%, U.S. SOFR + 1.560%, 07/21/2052 (B)	5,739	4,007
2.572%, U.S. SOFR + 1.210%, 10/20/2032 (B)	3,260	2,665
2.299%, U.S. SOFR + 1.220%, 07/21/2032 (B)	1,075	858
Bank of America MTN
5.875%, 02/07/2042	6,600	7,162
4.330%, ICE LIBOR USD 3 Month + 1.520%, 03/15/2050 (B)	8,330	7,449
4.083%, ICE LIBOR USD 3 Month + 3.150%, 03/20/2051 (B)	10,090	8,651
4.078%, ICE LIBOR USD 3 Month + 1.320%, 04/23/2040 (B)	8,865	7,734

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.676%, U.S. SOFR + 1.930%, 06/19/2041 (B)	$27,731	$19,856
Berkshire Hathaway
4.500%, 02/11/2043	1,100	1,065
Berkshire Hathaway Finance
4.400%, 05/15/2042	1,750	1,688
4.300%, 05/15/2043	1,485	1,399
4.250%, 01/15/2049	2,990	2,817
4.200%, 08/15/2048	1,575	1,465
3.850%, 03/15/2052	11,445	9,874
2.850%, 10/15/2050	7,131	5,201
Blackstone Holdings Finance LLC
6.250%, 08/15/2042 (A)	1,313	1,431
5.000%, 06/15/2044 (A)	2,050	1,964
2.000%, 01/30/2032 (A)	1,025	806
BNP Paribas
3.132%, U.S. SOFR + 1.561%, 01/20/2033 (A)(B)	230	187
Brown & Brown
4.950%, 03/17/2052	1,100	980
Carlyle Holdings II Finance LLC
5.625%, 03/30/2043 (A)	3,818	3,582
Chubb INA Holdings
6.700%, 05/15/2036	4,870	5,741
4.350%, 11/03/2045	2,975	2,797
3.050%, 12/15/2061	1,890	1,340
2.850%, 12/15/2051	3,215	2,350
CI Financial
4.100%, 06/15/2051	1,800	1,179
Cincinnati Financial
6.125%, 11/01/2034	3,553	3,909
Citigroup
8.125%, 07/15/2039	3,670	4,792
6.125%, 08/25/2036	690	724
5.316%, U.S. SOFR + 4.548%, 03/26/2041 (B)	5,920	5,927
4.910%, U.S. SOFR + 2.086%, 05/24/2033 (B)	810	792
4.650%, 07/30/2045	1,539	1,412
4.650%, 07/23/2048	6,049	5,702
4.281%, ICE LIBOR USD 3 Month + 1.839%, 04/24/2048 (B)	1,494	1,338
3.878%, ICE LIBOR USD 3 Month + 1.168%, 01/24/2039 (B)	3,430	2,976
2.904%, U.S. SOFR + 1.379%, 11/03/2042 (B)	4,340	3,172
Citigroup Capital III
7.625%, 12/01/2036	890	1,026
CME Group
4.150%, 06/15/2048	1,634	1,551
Commonwealth Bank of Australia
4.316%, 01/10/2048 (A)	2,536	2,100

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Credit Suisse Group
3.091%, U.S. SOFR + 1.730%, 05/14/2032 (A)(B)	$1,395	$1,054
Farmers Exchange Capital
7.200%, 07/15/2048 (A)	800	907
Farmers Exchange Capital II
6.151%, ICE LIBOR USD 3 Month + 3.744%, 11/01/2053 (A)(B)	2,890	2,940
Fifth Third Bancorp
8.250%, 03/01/2038	1,875	2,417
Goldman Sachs Capital I
6.345%, 02/15/2034	3,940	4,098
Goldman Sachs Group
6.750%, 10/01/2037	1,668	1,849
6.450%, 05/01/2036	890	963
6.250%, 02/01/2041	6,718	7,521
4.411%, ICE LIBOR USD 3 Month + 1.430%, 04/23/2039 (B)	11,360	10,337
4.017%, ICE LIBOR USD 3 Month + 1.373%, 10/31/2038 (B)	7,925	6,908
3.436%, U.S. SOFR + 1.632%, 02/24/2043 (B)	2,620	2,064
3.210%, U.S. SOFR + 1.513%, 04/22/2042 (B)	5,600	4,291
3.102%, U.S. SOFR + 1.410%, 02/24/2033 (B)	3,405	2,897
2.908%, U.S. SOFR + 1.472%, 07/21/2042 (B)	185	135
2.383%, U.S. SOFR + 1.248%, 07/21/2032 (B)	320	259
Goldman Sachs Group MTN
4.800%, 07/08/2044	6,333	6,037
Guardian Life Insurance of America
4.875%, 06/19/2064 (A)	3,240	3,055
3.700%, 01/22/2070 (A)	1,030	750
HSBC Bank PLC
7.650%, 05/01/2025	1,915	2,033
HSBC Bank USA
7.000%, 01/15/2039	7,072	8,208
HSBC Holdings PLC
6.800%, 06/01/2038	3,469	3,695
6.500%, 09/15/2037	5,125	5,319
5.402%, U.S. SOFR + 2.870%, 08/11/2033 (B)	1,170	1,113
5.250%, 03/14/2044	431	393
2.804%, U.S. SOFR + 1.187%, 05/24/2032 (B)	1,260	1,000
ING Groep
4.252%, U.S. SOFR + 2.070%, 03/28/2033 (B)	650	600
Intercontinental Exchange
5.200%, 06/15/2062	2,475	2,454

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.950%, 06/15/2052	$7,306	$7,127
4.250%, 09/21/2048	697	630
3.000%, 06/15/2050	2,175	1,595
2.650%, 09/15/2040	125	93
JPMorgan Chase
8.750%, 09/01/2030	1,005	1,213
6.400%, 05/15/2038	9,137	10,410
5.600%, 07/15/2041	6,115	6,500
5.500%, 10/15/2040	8,310	8,678
5.400%, 01/06/2042	6,315	6,509
4.912%, U.S. SOFR + 2.080%, 07/25/2033 (B)	3,890	3,847
4.260%, ICE LIBOR USD 3 Month + 1.580%, 02/22/2048 (B)	615	546
4.032%, ICE LIBOR USD 3 Month + 1.460%, 07/24/2048 (B)	2,330	1,994
3.964%, ICE LIBOR USD 3 Month + 1.380%, 11/15/2048 (B)	9,369	7,901
3.897%, ICE LIBOR USD 3 Month + 1.220%, 01/23/2049 (B)	9,950	8,297
3.882%, ICE LIBOR USD 3 Month + 1.360%, 07/24/2038 (B)	17,455	15,335
3.328%, U.S. SOFR + 1.580%, 04/22/2052 (B)	11,448	8,640
3.157%, U.S. SOFR + 1.460%, 04/22/2042 (B)	2,570	1,983
3.109%, U.S. SOFR + 2.440%, 04/22/2051 (B)	1,235	891
3.109%, U.S. SOFR + 2.460%, 04/22/2041 (B)	325	251
2.963%, U.S. SOFR + 1.260%, 01/25/2033 (B)	935	794
2.956%, U.S. SOFR + 2.515%, 05/13/2031 (B)	960	823
2.525%, U.S. SOFR + 1.510%, 11/19/2041 (B)	445	312
1.953%, U.S. SOFR + 1.065%, 02/04/2032 (B)	1,605	1,272
1.764%, TSFR3M + 1.105%, 11/19/2031 (B)	3,640	2,864
KKR Group Finance II LLC
5.500%, 02/01/2043 (A)	1,073	1,054
KKR Group Finance III LLC
5.125%, 06/01/2044 (A)	4,157	3,923
KKR Group Finance X LLC
3.250%, 12/15/2051 (A)	1,473	1,062
Lloyds Banking Group
4.976%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.300%, 08/11/2033 (B)	1,240	1,178
LSEGA Financing PLC
3.200%, 04/06/2041 (A)	2,914	2,311

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Macquarie Group MTN
2.871%, U.S. SOFR + 1.532%, 01/14/2033 (A)(B)	$2,015	$1,615
Marsh & McLennan
4.900%, 03/15/2049	3,112	3,100
4.200%, 03/01/2048	4,400	3,903
2.900%, 12/15/2051	975	698
Massachusetts Mutual Life Insurance
4.900%, 04/01/2077 (A)	2,690	2,438
3.729%, 10/15/2070 (A)	1,975	1,478
3.200%, 12/01/2061 (A)	615	423
MetLife
5.875%, 02/06/2041	1,675	1,826
5.700%, 06/15/2035	6,239	6,774
5.000%, 07/15/2052	6,465	6,542
4.875%, 11/13/2043	3,080	3,021
4.721%, 12/15/2044	2,970	2,832
Mitsubishi UFJ Financial Group
3.751%, 07/18/2039	846	728
Moody's
4.875%, 12/17/2048	1,891	1,825
3.750%, 02/25/2052	455	373
3.250%, 05/20/2050	770	573
2.750%, 08/19/2041	250	182
Morgan Stanley
5.297%, U.S. SOFR + 2.620%, 04/20/2037 (B)	240	229
4.457%, ICE LIBOR USD 3 Month + 1.431%, 04/22/2039 (B)	3,743	3,482
4.375%, 01/22/2047	400	366
3.217%, U.S. SOFR + 1.485%, 04/22/2042 (B)	1,380	1,077
Morgan Stanley MTN
6.375%, 07/24/2042	6,520	7,432
5.597%, U.S. SOFR + 4.840%, 03/24/2051 (B)	440	477
4.889%, U.S. SOFR + 2.076%, 07/20/2033 (B)	2,430	2,419
4.300%, 01/27/2045	13,150	11,751
3.971%, ICE LIBOR USD 3 Month + 1.455%, 07/22/2038 (B)	8,210	7,314
2.943%, U.S. SOFR + 1.290%, 01/21/2033 (B)	1,075	915
2.802%, U.S. SOFR + 1.430%, 01/25/2052 (B)	3,580	2,438
2.239%, U.S. SOFR + 1.178%, 07/21/2032 (B)	985	793
Mutual of Omaha Insurance
4.297%, ICE LIBOR USD 3 Month + 2.640%, 07/15/2054 (A)(B)	555	532
Nasdaq
3.950%, 03/07/2052	925	769

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
National Rural Utilities Cooperative Finance
4.400%, 11/01/2048	$2,190	$2,014
4.300%, 03/15/2049	3,643	3,290
4.023%, 11/01/2032	372	356
Nationwide Mutual Insurance
9.375%, 08/15/2039 (A)	1,170	1,587
4.350%, 04/30/2050 (A)	1,430	1,189
New York Life Global Funding
1.850%, 08/01/2031 (A)	1,515	1,224
New York Life Insurance
6.750%, 11/15/2039 (A)	2,215	2,588
5.875%, 05/15/2033 (A)	2,224	2,425
3.750%, 05/15/2050 (A)	2,254	1,875
Northwestern Mutual Life Insurance
3.850%, 09/30/2047 (A)	1,238	1,037
3.625%, 09/30/2059 (A)	3,480	2,657
3.450%, 03/30/2051 (A)	850	660
Ontario Teachers' Cadillac Fairview Properties Trust
2.500%, 10/15/2031 (A)	4,340	3,647
Pacific Life Insurance
4.300%, ICE LIBOR USD 3 Month + 2.796%, 10/24/2067 (A)(B)	1,350	1,161
Progressive
3.700%, 03/15/2052	4,560	3,853
Prudential Financial
3.905%, 12/07/2047	2,240	1,956
Prudential Financial MTN
5.700%, 12/14/2036	6,384	6,870
Raymond James Financial
4.950%, 07/15/2046	165	161
3.750%, 04/01/2051	1,440	1,174
S&P Global
3.900%, 03/01/2062 (A)	1,225	1,055
3.700%, 03/01/2052 (A)	2,450	2,102
3.250%, 12/01/2049	2,331	1,833
Securian Financial Group
4.800%, 04/15/2048 (A)	2,921	2,483
Societe Generale
3.625%, 03/01/2041 (A)	1,475	976
State Street
3.031%, U.S. SOFR + 1.490%, 11/01/2034 (B)	3,480	3,033
Swiss Re Treasury US
4.250%, 12/06/2042 (A)	3,081	2,869
Teachers Insurance & Annuity Association of America
4.900%, 09/15/2044 (A)	2,355	2,280
4.270%, 05/15/2047 (A)	2,793	2,515
3.300%, 05/15/2050 (A)	1,510	1,149
Toronto-Dominion Bank MTN
4.456%, 06/08/2032	1,345	1,318

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Travelers
5.350%, 11/01/2040	$1,565	$1,656
4.100%, 03/04/2049	3,853	3,459
4.050%, 03/07/2048	1,300	1,160
3.050%, 06/08/2051	200	152
Travelers MTN
6.250%, 06/15/2037	1,205	1,410
Truist Financial MTN
4.916%, U.S. SOFR + 2.240%, 07/28/2033 (B)	3,150	3,015
UBS MTN
4.500%, 06/26/2048 (A)	2,190	2,026
UBS Group
4.988%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.400%, 08/05/2033 (A)(B)	1,950	1,880
4.703%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.050%, 08/05/2027 (A)(B)	6,875	6,748
2.746%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.100%, 02/11/2033 (A)(B)	110	88
UBS Group MTN
2.095%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.000%, 02/11/2032 (A)(B)	230	180
Validus Holdings
8.875%, 01/26/2040	2,035	2,666
Wachovia
7.500%, 04/15/2035	440	518
WEA Finance LLC
4.625%, 09/20/2048 (A)	2,000	1,568
Wells Fargo
7.950%, 11/15/2029	695	806
6.600%, 01/15/2038	9,325	10,686
5.950%, 08/26/2036	4,720	5,002
5.950%, 12/15/2036	1,002	1,005
5.850%, 02/01/2037	11,063	11,694
5.606%, 01/15/2044	2,766	2,799
3.900%, 05/01/2045	3,674	3,107
3.068%, U.S. SOFR + 2.530%, 04/30/2041 (B)	2,490	1,906
Wells Fargo MTN
5.013%, U.S. SOFR + 4.502%, 04/04/2051 (B)	15,328	14,970
4.900%, 11/17/2045	1,605	1,483
4.897%, U.S. SOFR + 2.100%, 07/25/2033 (B)	880	866
4.750%, 12/07/2046	5,616	5,128
4.650%, 11/04/2044	2,430	2,190
4.611%, U.S. SOFR + 2.130%, 04/25/2053 (B)	5,515	5,058

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.400%, 06/14/2046	$6,225	$5,452
Western & Southern Life Insurance
3.750%, 04/28/2061 (A)	695	533
Westpac Banking
5.405%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.680%, 08/10/2033 (B)	870	836
Willis North America
3.875%, 09/15/2049	875	678

		613,363

Health Care — 11.3%
Abbott Laboratories
5.300%, 05/27/2040	1,370	1,469
4.900%, 11/30/2046	7,088	7,443
AbbVie
4.875%, 11/14/2048	275	267
4.850%, 06/15/2044	225	214
4.400%, 11/06/2042	1,100	995
4.250%, 11/21/2049	4,588	4,035
4.050%, 11/21/2039	485	427
Advocate Health & Hospitals
4.272%, 08/15/2048	1,717	1,602
Aetna
4.125%, 11/15/2042	780	658
Alcon Finance
3.800%, 09/23/2049 (A)	1,210	948
Allina Health System
4.805%, 11/15/2045	1,666	1,662
3.887%, 04/15/2049	1,454	1,270
Amgen
4.875%, 03/01/2053	250	242
4.400%, 05/01/2045	250	225
4.200%, 02/22/2052	250	218
2.800%, 08/15/2041	948	711
2.770%, 09/01/2053	696	462
Ascension Health
4.847%, 11/15/2053	520	547
3.945%, 11/15/2046	1,291	1,176
3.106%, 11/15/2039	3,155	2,595
AstraZeneca PLC
6.450%, 09/15/2037	1,220	1,435
4.375%, 11/16/2045	2,084	2,002
3.000%, 05/28/2051	1,173	918
Banner Health
2.907%, 01/01/2042	1,781	1,370
Baptist Health South Florida
4.342%, 11/15/2041	610	572
BayCare Health System
3.831%, 11/15/2050	1,000	866
Bayer US Finance II LLC
4.700%, 07/15/2064 (A)	1,080	882

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.625%, 06/25/2038 (A)	$645	$574
4.400%, 07/15/2044 (A)	1,385	1,127
3.950%, 04/15/2045 (A)	2,680	2,040
Baylor Scott & White Holdings
4.185%, 11/15/2045	2,636	2,448
3.967%, 11/15/2046	120	107
Becton Dickinson
3.794%, 05/20/2050	1,230	1,016
Bon Secours Mercy Health
3.205%, 06/01/2050	1,100	840
Bristol-Myers Squibb
4.550%, 02/20/2048	1,614	1,562
4.250%, 10/26/2049	17,304	16,027
3.900%, 03/15/2062	1,340	1,125
3.700%, 03/15/2052	7,679	6,506
3.550%, 03/15/2042	5,330	4,569
2.550%, 11/13/2050	1,579	1,087
2.350%, 11/13/2040	380	278
Carilion Clinic Obligated Group
3.147%, 07/01/2051	535	407
Children's Health Care
3.448%, 08/15/2049	815	665
Children's Hospital Medical Center
2.820%, 11/15/2050	1,180	844
Cigna
4.900%, 12/15/2048	1,385	1,315
4.800%, 08/15/2038	3,105	2,993
3.875%, 10/15/2047	1,450	1,169
City of Hope
5.623%, 11/15/2043	920	976
Cleveland Clinic Foundation
4.858%, 01/01/2114	1,223	1,174
CommonSpirit Health
4.187%, 10/01/2049	805	659
3.910%, 10/01/2050	370	291
3.817%, 10/01/2049	2,510	2,050
CVS Health
5.050%, 03/25/2048	3,449	3,321
4.780%, 03/25/2038	1,015	965
Danaher
2.800%, 12/10/2051	1,425	1,011
Dartmouth-Hitchcock Health
4.178%, 08/01/2048	3,560	3,127
Duke University Health System
3.920%, 06/01/2047	2,115	1,883
Elevance Health
4.625%, 05/15/2042	65	62
Eli Lilly
3.950%, 03/15/2049	5,600	5,383
Gilead Sciences
4.800%, 04/01/2044	500	480
4.750%, 03/01/2046	450	431

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.500%, 02/01/2045	$3,550	$3,230
GlaxoSmithKline Capital
6.375%, 05/15/2038	8,439	9,886
HCA
5.250%, 06/15/2049	1,780	1,593
4.625%, 03/15/2052 (A)	580	480
Hoag Memorial Hospital Presbyterian
3.803%, 07/15/2052	1,385	1,182
Humana
8.150%, 06/15/2038	1,510	1,905
4.625%, 12/01/2042	705	651
Indiana University Health Obligated Group
3.970%, 11/01/2048	1,880	1,686
Johnson & Johnson
4.850%, 05/15/2041	5,652	5,856
3.750%, 03/03/2047	2,052	1,849
3.625%, 03/03/2037	2,760	2,561
3.400%, 01/15/2038	3,100	2,775
2.450%, 09/01/2060	4,550	3,031
2.250%, 09/01/2050	985	680
2.100%, 09/01/2040	1,385	1,007
Mass General Brigham
3.765%, 07/01/2048	1,000	853
3.342%, 07/01/2060	1,015	761
3.192%, 07/01/2049	2,260	1,736
Medtronic
4.375%, 03/15/2035	2,330	2,313
Memorial Health Services
3.447%, 11/01/2049	2,815	2,262
Memorial Sloan-Kettering Cancer Center
5.000%, 07/01/2042	235	239
4.125%, 07/01/2052	2,405	2,207
2.955%, 01/01/2050	489	360
Merck
4.150%, 05/18/2043	2,700	2,517
4.000%, 03/07/2049	550	499
3.900%, 03/07/2039	3,365	3,104
3.700%, 02/10/2045	7,540	6,527
3.600%, 09/15/2042	1,100	951
2.900%, 12/10/2061	3,106	2,149
2.750%, 12/10/2051	4,310	3,117
2.350%, 06/24/2040	325	239
Merck Sharp & Dohme Corp
5.750%, 11/15/2036	1,200	1,348
MidMichigan Health
3.409%, 06/01/2050	2,220	1,665
Mount Sinai Hospitals Group
3.737%, 07/01/2049	2,700	2,166
Nationwide Children's Hospital
4.556%, 11/01/2052	355	345
New York and Presbyterian Hospital
4.763%, 08/01/2116	1,705	1,567

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.063%, 08/01/2056	$2,300	$2,042
Northwell Healthcare
4.260%, 11/01/2047	630	552
Novant Health
3.168%, 11/01/2051	2,330	1,784
Novartis Capital
4.400%, 05/06/2044	515	508
4.000%, 11/20/2045	4,325	3,989
2.750%, 08/14/2050	4,226	3,211
NYU Langone Hospitals
5.750%, 07/01/2043	1,645	1,789
4.368%, 07/01/2047	1,570	1,427
3.380%, 07/01/2055	2,805	2,098
OhioHealth
3.042%, 11/15/2050	1,462	1,104
Orlando Health Obligated Group
3.327%, 10/01/2050	725	555
PeaceHealth Obligated Group
3.218%, 11/15/2050	4,875	3,557
PerkinElmer
3.625%, 03/15/2051	325	248
Pfizer
5.600%, 09/15/2040	808	891
4.400%, 05/15/2044	3,010	2,920
4.300%, 06/15/2043	3,520	3,376
4.200%, 09/15/2048	1,380	1,333
4.100%, 09/15/2038	1,400	1,342
4.000%, 12/15/2036	2,301	2,193
4.000%, 03/15/2049	1,645	1,545
3.900%, 03/15/2039	2,100	1,952
2.700%, 05/28/2050	250	186
2.550%, 05/28/2040	575	442
Pharmacia LLC
6.600%, 12/01/2028	1,045	1,160
Providence St. Joseph Health Obligated Group
3.744%, 10/01/2047	1,520	1,292
Rady Children's Hospital-San Diego
3.154%, 08/15/2051	865	662
Roche Holdings
2.607%, 12/13/2051 (A)	8,178	5,807
Royalty Pharma
3.550%, 09/02/2050	475	328
RWJ Barnabas Health
3.949%, 07/01/2046	50	44
Sentara Healthcare
2.927%, 11/01/2051	805	590
Shands Teaching Hospital and Clinics
4.741%, 12/01/2042	1,750	1,623
Sharp HealthCare
2.680%, 08/01/2050	1,500	1,010

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Stanford Health Care
3.795%, 11/15/2048	$5,272	$4,692
STERIS Irish FinCo UnLtd
3.750%, 03/15/2051	325	251
Thermo Fisher Scientific
2.800%, 10/15/2041	1,110	861
Trinity Health
4.125%, 12/01/2045	2,392	2,191
UnitedHealth Group
6.875%, 02/15/2038	2,005	2,438
6.625%, 11/15/2037	1,080	1,277
6.500%, 06/15/2037	1,160	1,361
5.950%, 02/15/2041	1,130	1,261
5.800%, 03/15/2036	620	684
5.700%, 10/15/2040	350	383
4.750%, 07/15/2045	5,750	5,663
4.750%, 05/15/2052	6,035	5,972
4.625%, 07/15/2035	910	907
4.450%, 12/15/2048	12,939	12,291
4.375%, 03/15/2042	30	28
4.250%, 03/15/2043	746	695
4.250%, 04/15/2047	3,060	2,837
4.250%, 06/15/2048	3,505	3,229
4.200%, 01/15/2047	1,477	1,360
3.950%, 10/15/2042	890	795
3.750%, 10/15/2047	730	624
3.700%, 08/15/2049	1,726	1,469
3.500%, 08/15/2039	4,370	3,764
3.250%, 05/15/2051	5,505	4,323
3.050%, 05/15/2041	5,375	4,296
2.900%, 05/15/2050	1,760	1,291
2.300%, 05/15/2031	2,770	2,366
West Virginia United Health System Obligated Group
3.129%, 06/01/2050	900	643
Willis-Knighton Medical Center
4.813%, 09/01/2048	1,775	1,723
Wyeth LLC
6.500%, 02/01/2034	1,930	2,262
5.950%, 04/01/2037	17,189	19,501

		322,018

Industrials — 6.5%
3M
3.250%, 08/26/2049	1,557	1,164
3M MTN
4.000%, 09/14/2048	1,281	1,080
AerCap Ireland Capital DAC
3.300%, 01/30/2032	1,335	1,077
Air Canada Pass-Through Trust, Ser 2013-1, Cl A
4.125%, 05/15/2025 (A)	321	288

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Airbus
3.950%, 04/10/2047 (A)	$2,500	$2,150
American Airlines Pass-Through Trust, Ser 2016-2, Cl AA
3.200%, 06/15/2028	2,683	2,322
BAE Systems PLC
3.000%, 09/15/2050 (A)	1,200	850
Boeing
5.930%, 05/01/2060	755	721
5.805%, 05/01/2050	4,945	4,743
5.705%, 05/01/2040	325	310
5.150%, 05/01/2030	1,040	1,024
Burlington Northern Santa Fe LLC
5.150%, 09/01/2043	1,295	1,343
4.900%, 04/01/2044	8,861	8,863
4.550%, 09/01/2044	3,780	3,649
4.450%, 03/15/2043	560	535
4.450%, 01/15/2053	2,769	2,674
4.400%, 03/15/2042	2,825	2,679
4.375%, 09/01/2042	255	241
4.150%, 04/01/2045	6,375	5,825
4.050%, 06/15/2048	2,635	2,396
3.900%, 08/01/2046	1,400	1,235
3.300%, 09/15/2051	1,150	924
2.875%, 06/15/2052	4,245	3,131
Canadian National Railway
6.200%, 06/01/2036	6,610	7,548
4.500%, 11/07/2043	3,800	3,461
4.400%, 08/05/2052	2,100	2,009
Canadian Pacific Railway
6.125%, 09/15/2115	1,405	1,502
Caterpillar
4.750%, 05/15/2064	440	450
Crane Holdings
4.200%, 03/15/2048	775	614
CSX
4.500%, 11/15/2052	2,595	2,417
Cummins
2.600%, 09/01/2050	3,535	2,454
Deere
3.900%, 06/09/2042	2,155	2,012
3.750%, 04/15/2050	1,355	1,249
2.875%, 09/07/2049	1,795	1,400
Emerson Electric
2.800%, 12/21/2051	8,631	6,273
2.750%, 10/15/2050	820	594
FedEx
5.250%, 05/15/2050	1,160	1,147
GE Capital International Funding Unlimited
4.418%, 11/15/2035	5,043	4,768
General Dynamics
4.250%, 04/01/2040	2,510	2,415

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.250%, 04/01/2050	$2,040	$1,949
General Electric MTN
6.750%, 03/15/2032	658	745
Georgia-Pacific LLC
8.875%, 05/15/2031	475	610
7.250%, 06/01/2028	330	373
Lockheed Martin
4.700%, 05/15/2046	800	801
4.300%, 06/15/2062	1,876	1,752
4.090%, 09/15/2052	6,647	6,183
4.070%, 12/15/2042	5,770	5,361
2.800%, 06/15/2050	3,550	2,634
Nature Conservancy
3.957%, 03/01/2052	2,180	1,944
Norfolk Southern
5.100%, 08/01/2118	1,900	1,703
4.837%, 10/01/2041	2,600	2,542
4.050%, 08/15/2052	876	762
3.700%, 03/15/2053	500	409
Parker-Hannifin
4.100%, 03/01/2047	2,404	2,104
Raytheon Technologies
6.125%, 07/15/2038	295	326
4.625%, 11/16/2048	415	393
4.500%, 06/01/2042	4,490	4,253
3.750%, 11/01/2046	2,039	1,696
3.030%, 03/15/2052	150	109
Rockefeller Foundation
2.492%, 10/01/2050	3,020	2,149
Rockwell Automation
4.200%, 03/01/2049	740	686
Siemens Financieringsmaatschappij
3.300%, 09/15/2046 (A)	1,500	1,215
2.875%, 03/11/2041 (A)	5,485	4,256
Snap-on
4.100%, 03/01/2048	1,786	1,627
TTX
4.600%, 02/01/2049 (A)	1,642	1,555
Union Pacific
3.875%, 02/01/2055	2,090	1,788
3.839%, 03/20/2060	10,024	8,413
3.750%, 02/05/2070	1,200	959
3.500%, 02/14/2053	4,110	3,340
3.375%, 02/14/2042	730	614
2.973%, 09/16/2062	3,115	2,144
2.950%, 03/10/2052	14,142	10,375
Union Pacific MTN
3.550%, 08/15/2039	860	744
United Airlines Pass-Through Trust, Ser 2019-1, Cl AA
4.150%, 08/25/2031	927	850

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
United Parcel Service
7.620%, 04/01/2030 (C)	$710	$852
6.200%, 01/15/2038	4,172	4,905
5.300%, 04/01/2050	3,560	3,965
5.200%, 04/01/2040	725	767
3.625%, 10/01/2042	1,195	1,052
US Airways Pass-Through Trust, Ser 2012-1, Cl A
5.900%, 10/01/2024	536	525
Waste Connections
2.950%, 01/15/2052	500	358
WW Grainger
4.600%, 06/15/2045	1,328	1,286
4.200%, 05/15/2047	2,738	2,491

		183,102

Information Technology — 9.0%
Analog Devices
2.950%, 10/01/2051	7,209	5,455
2.800%, 10/01/2041	4,380	3,415
Apple
4.650%, 02/23/2046	10,636	10,874
4.375%, 05/13/2045	13,013	12,746
3.850%, 05/04/2043	4,865	4,471
3.850%, 08/04/2046	14,142	12,856
3.750%, 09/12/2047	6,190	5,546
3.750%, 11/13/2047	155	140
3.450%, 02/09/2045	8,600	7,465
2.950%, 09/11/2049	20	16
2.850%, 08/05/2061	2,770	1,967
2.700%, 08/05/2051	3,165	2,322
2.650%, 05/11/2050	1,690	1,237
2.650%, 02/08/2051	9,365	6,853
2.550%, 08/20/2060	1,145	778
2.375%, 02/08/2041	1,415	1,064
Applied Materials
4.350%, 04/01/2047	2,239	2,169
Broadcom
3.137%, 11/15/2035 (A)	1,000	758
Cisco Systems
5.900%, 02/15/2039	3,985	4,518
5.500%, 01/15/2040	2,094	2,282
Deutsche Telekom International Finance
9.250%, 06/01/2032	2,192	2,890
Fidelity National Information Services
5.625%, 07/15/2052	870	861
Global Payments
5.950%, 08/15/2052	955	925
Intel
5.050%, 08/05/2062	1,570	1,515
4.900%, 08/05/2052	3,560	3,474
4.750%, 03/25/2050	1,195	1,138

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.600%, 03/25/2040	$2,270	$2,171
4.100%, 05/19/2046	2,319	2,052
4.100%, 05/11/2047	3,665	3,210
3.734%, 12/08/2047	10,970	8,934
3.250%, 11/15/2049	3,575	2,662
International Business Machines
4.250%, 05/15/2049	3,725	3,309
4.000%, 06/20/2042	1,740	1,500
KLA
4.950%, 07/15/2052	5,777	5,804
Kyndryl Holdings
4.100%, 10/15/2041 (A)	850	523
Lam Research
2.875%, 06/15/2050	1,673	1,236
Mastercard
3.950%, 02/26/2048	1,195	1,097
3.850%, 03/26/2050	7,326	6,636
3.650%, 06/01/2049	1,520	1,332
Microsoft
3.700%, 08/08/2046	3,493	3,216
3.500%, 02/12/2035	1,485	1,419
3.450%, 08/08/2036	2,080	1,957
3.041%, 03/17/2062	11,948	9,114
2.921%, 03/17/2052	20,674	16,263
2.675%, 06/01/2060	5,490	3,899
2.525%, 06/01/2050	24,907	18,128
NVIDIA
3.500%, 04/01/2040	2,785	2,392
3.500%, 04/01/2050	3,130	2,592
Oracle
4.375%, 05/15/2055	1,610	1,213
4.125%, 05/15/2045	2,570	1,920
4.000%, 07/15/2046	7,864	5,757
3.800%, 11/15/2037	4,215	3,273
3.600%, 04/01/2040	4,893	3,558
PayPal Holdings
5.250%, 06/01/2062	2,000	1,964
5.050%, 06/01/2052	1,200	1,169
3.250%, 06/01/2050	2,000	1,510
QUALCOMM
4.500%, 05/20/2052	2,315	2,241
4.300%, 05/20/2047	4,855	4,563
Salesforce
3.050%, 07/15/2061	4,315	3,115
2.900%, 07/15/2051	1,330	982
2.700%, 07/15/2041	1,670	1,273
Texas Instruments
4.150%, 05/15/2048	5,652	5,384
4.100%, 08/16/2052	4,110	3,926
TSMC Arizona
4.500%, 04/22/2052	465	454
3.250%, 10/25/2051	2,890	2,304

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Visa
4.300%, 12/14/2045	$9,085	$8,732
4.150%, 12/14/2035	1,020	1,011
2.700%, 04/15/2040	895	715
2.000%, 08/15/2050	5,410	3,506

		255,751

Materials — 0.9%
Barrick Gold
5.250%, 04/01/2042	280	273
Barrick North America Finance LLC
5.750%, 05/01/2043	1,570	1,617
Barrick PD Australia Finance Pty
5.950%, 10/15/2039	1,245	1,305
BHP Billiton Finance USA
6.420%, 03/01/2026	1,320	1,408
5.000%, 09/30/2043	5,220	5,286
Ecolab
2.750%, 08/18/2055	2,757	1,931
2.700%, 12/15/2051	9,410	6,667
International Flavors and Fragrances
5.000%, 09/26/2048	360	330
3.468%, 12/01/2050 (A)	870	638
International Paper
8.700%, 06/15/2038	1,000	1,254
Packaging Corp of America
3.050%, 10/01/2051	440	311
Rio Tinto Finance USA
5.200%, 11/02/2040	2,502	2,612
2.750%, 11/02/2051	3,650	2,635
Vale Overseas
6.875%, 11/21/2036	1,150	1,194

		27,461

Real Estate — 1.1%
Alexandria Real Estate Equities
4.850%, 04/15/2049	210	194
3.550%, 03/15/2052	540	409
American Homes 4 Rent
4.300%, 04/15/2052	770	621
3.375%, 07/15/2051	300	205
AvalonBay Communities MTN
4.350%, 04/15/2048	220	200
4.150%, 07/01/2047	1,200	1,071
Crown Castle
4.150%, 07/01/2050	500	416
Crown Castle Towers LLC
3.663%, 05/15/2025 (A)	2,585	2,553
ERP Operating
4.500%, 06/01/2045	900	829
Kilroy Realty
2.650%, 11/15/2033	455	346

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Mid-America Apartments
2.875%, 09/15/2051	$4,672	$3,248
Nationwide Health Properties MTN
6.900%, 10/01/2037	1,600	1,642
Prologis
3.000%, 04/15/2050	65	50
2.125%, 10/15/2050	1,080	685
Realty Income
4.650%, 03/15/2047	1,355	1,294
1.800%, 03/15/2033	1,540	1,171
Regency Centers
4.650%, 03/15/2049	1,286	1,137
4.400%, 02/01/2047	455	392
Scentre Group Trust 2
5.125%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.685%, 09/24/2080 (A)(B)	1,880	1,614
4.750%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.379%, 09/24/2080 (A)(B)	1,250	1,155
Simon Property Group LP
6.750%, 02/01/2040	2,365	2,662
4.250%, 11/30/2046	2,255	1,973
3.800%, 07/15/2050	3,390	2,753
3.250%, 09/13/2049	2,330	1,690
Ventas Realty
5.700%, 09/30/2043	850	852
VICI Properties
5.625%, 05/15/2052	1,220	1,128
Welltower
5.125%, 03/15/2043	1,085	1,013
Weyerhaeuser
4.000%, 03/09/2052	1,020	833

		32,136

Utilities — 16.3%
AEP Texas
4.150%, 05/01/2049	2,150	1,810
AEP Transmission LLC
4.000%, 12/01/2046	5,703	4,986
3.800%, 06/15/2049	1,895	1,603
3.650%, 04/01/2050	1,415	1,165
2.750%, 08/15/2051	405	283
Alabama Power
5.500%, 03/15/2041	648	662
5.200%, 06/01/2041	155	156
4.300%, 07/15/2048	1,450	1,319
3.850%, 12/01/2042	3,767	3,250
3.700%, 12/01/2047	1,500	1,246
Ameren Illinois
3.700%, 12/01/2047	4,435	3,766
3.250%, 03/15/2050	50	39

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.900%, 06/15/2051	$3,724	$2,697
American Transmission Systems
5.000%, 09/01/2044 (A)	400	388
American Water Capital
4.150%, 06/01/2049	190	169
3.750%, 09/01/2047	1,675	1,407
Appalachian Power
6.700%, 08/15/2037	50	55
5.800%, 10/01/2035	125	129
4.500%, 03/01/2049	700	623
Arizona Public Service
5.050%, 09/01/2041	50	47
4.500%, 04/01/2042	12	10
4.350%, 11/15/2045	1,735	1,482
4.250%, 03/01/2049	450	383
4.200%, 08/15/2048	1,200	1,006
Atmos Energy
4.125%, 10/15/2044	2,805	2,466
Avista
4.350%, 06/01/2048	1,385	1,272
4.000%, 04/01/2052	4,540	4,030
Baltimore Gas and Electric
5.200%, 06/15/2033	1,195	1,219
3.500%, 08/15/2046	4,995	4,104
2.900%, 06/15/2050	1,055	773
2.250%, 06/15/2031	2,760	2,337
Berkshire Hathaway Energy
4.600%, 05/01/2053 (A)	2,590	2,467
4.450%, 01/15/2049	2,705	2,517
4.250%, 10/15/2050	4,855	4,439
3.800%, 07/15/2048	10,040	8,475
Black Hills
4.200%, 09/15/2046	1,135	940
Boston Gas
4.487%, 02/15/2042 (A)	250	220
Brooklyn Union Gas
4.273%, 03/15/2048 (A)	2,050	1,638
CenterPoint Energy Houston Electric LLC
4.500%, 04/01/2044	500	476
4.250%, 02/01/2049	1,760	1,645
3.950%, 03/01/2048	500	446
3.600%, 03/01/2052	760	642
3.350%, 04/01/2051	695	562
2.900%, 07/01/2050	875	644
Commonwealth Edison
4.700%, 01/15/2044	6,023	5,830
4.600%, 08/15/2043	2,070	1,978
4.000%, 03/01/2048	2,515	2,253
4.000%, 03/01/2049	1,150	1,021
3.750%, 08/15/2047	2,665	2,288
3.700%, 03/01/2045	6,675	5,583
3.125%, 03/15/2051	3,710	2,840

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Connecticut Light & Power
4.150%, 06/01/2045	$3,015	$2,807
4.000%, 04/01/2048	2,712	2,455
Consolidated Edison of New York
6.750%, 04/01/2038	1,915	2,189
6.200%, 06/15/2036	65	72
5.700%, 06/15/2040	40	42
4.500%, 05/15/2058	930	839
4.450%, 03/15/2044	375	348
3.950%, 03/01/2043	6,265	5,383
3.875%, 06/15/2047	3,073	2,585
3.850%, 06/15/2046	3,427	2,876
3.700%, 11/15/2059	850	666
3.000%, 12/01/2060	1,700	1,153
Consumers Energy
4.350%, 04/15/2049	4,823	4,554
4.200%, 09/01/2052	790	735
3.500%, 08/01/2051	2,200	1,817
2.500%, 05/01/2060	600	381
Dominion Energy
5.250%, 08/01/2033	20	20
4.600%, 03/15/2049	1,754	1,625
Dominion Energy South Carolina
5.100%, 06/01/2065	1,215	1,240
DTE Electric
3.950%, 06/15/2042	80	70
3.700%, 03/15/2045	4,340	3,672
3.650%, 03/01/2052	1,480	1,262
Duke Energy
5.000%, 08/15/2052	565	536
Duke Energy Carolinas LLC
6.450%, 10/15/2032	110	123
6.050%, 04/15/2038	2,285	2,536
6.000%, 01/15/2038	2,166	2,394
5.300%, 02/15/2040	6,675	6,904
4.250%, 12/15/2041	6,590	6,046
4.000%, 09/30/2042	11,230	9,928
3.875%, 03/15/2046	1,570	1,365
3.550%, 03/15/2052	670	552
Duke Energy Florida LLC
6.400%, 06/15/2038	2,350	2,711
3.400%, 10/01/2046	2,000	1,591
Duke Energy Florida Project Finance LLC
3.112%, 09/01/2036	4,040	3,489
Duke Energy Indiana LLC
6.450%, 04/01/2039	4,275	4,819
6.350%, 08/15/2038	1,505	1,732
4.900%, 07/15/2043	805	764
3.750%, 05/15/2046	750	624
3.250%, 10/01/2049	3,110	2,386
2.750%, 04/01/2050	1,885	1,315

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Duke Energy Ohio
4.300%, 02/01/2049	$630	$569
2.125%, 06/01/2030	825	695
Duke Energy Progress LLC
4.375%, 03/30/2044	2,880	2,656
4.200%, 08/15/2045	3,455	3,107
4.150%, 12/01/2044	975	869
4.100%, 03/15/2043	860	767
3.600%, 09/15/2047	1,850	1,533
East Ohio Gas
3.000%, 06/15/2050 (A)	1,335	949
Electricite de France
6.000%, 01/22/2114 (A)	695	661
5.000%, 09/21/2048 (A)	2,215	1,931
Elm Road Generating Station Supercritical
5.848%, 01/19/2041 (A)	1,000	1,055
Entergy Arkansas LLC
4.200%, 04/01/2049	1,660	1,511
3.350%, 06/15/2052	2,760	2,146
Entergy Louisiana LLC
4.200%, 09/01/2048	1,740	1,559
4.200%, 04/01/2050	1,445	1,294
4.000%, 03/15/2033	1,225	1,162
3.100%, 06/15/2041	3,360	2,648
2.900%, 03/15/2051	3,825	2,744
Entergy Texas
3.550%, 09/30/2049	1,355	1,063
Essential Utilities
5.300%, 05/01/2052	700	701
4.276%, 05/01/2049	1,045	901
Evergy Kansas Central
3.450%, 04/15/2050	930	741
Evergy Metro
5.300%, 10/01/2041	150	152
4.200%, 06/15/2047	500	445
4.200%, 03/15/2048	1,000	889
Exelon
4.950%, 06/15/2035	1,370	1,341
4.700%, 04/15/2050	700	658
4.100%, 03/15/2052 (A)	400	346
Florida Power & Light
5.960%, 04/01/2039	2,245	2,525
5.690%, 03/01/2040	4,978	5,434
5.650%, 02/01/2037	1,000	1,081
4.050%, 06/01/2042	2,960	2,722
4.050%, 10/01/2044	2,715	2,476
3.950%, 03/01/2048	2,930	2,665
3.800%, 12/15/2042	3,605	3,218
3.700%, 12/01/2047	1,900	1,660
2.450%, 02/03/2032	4,735	4,110
Georgia Power
4.300%, 03/15/2042	6,850	6,088

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.300%, 03/15/2043	$2,265	$1,999
3.700%, 01/30/2050	3,230	2,578
Gulf Power
4.550%, 10/01/2044	700	661
Idaho Power
4.200%, 03/01/2048	1,560	1,398
Indiana Michigan Power
4.550%, 03/15/2046	780	715
4.250%, 08/15/2048	1,050	913
Indianapolis Power & Light
4.650%, 06/01/2043 (A)	1,750	1,615
International Transmission
4.625%, 08/15/2043	2,525	2,283
Jersey Central Power & Light
6.150%, 06/01/2037	775	800
John Sevier Combined Cycle Generation
4.626%, 01/15/2042	4,137	4,090
Kentucky Utilities
3.300%, 06/01/2050	710	554
KeySpan Gas East
5.819%, 04/01/2041 (A)	2,117	2,129
MidAmerican Energy
4.800%, 09/15/2043	5,260	5,165
4.400%, 10/15/2044	5,190	4,896
4.250%, 05/01/2046	1,925	1,777
3.950%, 08/01/2047	540	476
3.650%, 08/01/2048	3,075	2,585
3.150%, 04/15/2050	2,025	1,574
MidAmerican Energy MTN
5.800%, 10/15/2036	635	697
5.750%, 11/01/2035	640	698
Narragansett Electric
4.170%, 12/10/2042 (A)	1,000	860
Niagara Mohawk Power
4.278%, 10/01/2034 (A)	2,303	2,142
4.119%, 11/28/2042 (A)	2,000	1,699
NiSource
5.800%, 02/01/2042	900	898
Northern States Power
6.250%, 06/01/2036	5,255	6,037
6.200%, 07/01/2037	4,450	5,083
4.500%, 06/01/2052	1,195	1,160
3.600%, 05/15/2046	500	424
3.400%, 08/15/2042	214	179
3.200%, 04/01/2052	775	606
2.250%, 04/01/2031	810	702
NSTAR Electric
4.550%, 06/01/2052	955	934
3.100%, 06/01/2051	2,625	1,986
Oglethorpe Power
5.375%, 11/01/2040	1,855	1,806
5.250%, 09/01/2050	835	782

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.500%, 04/01/2047 (A)	$1,180	$1,015
4.250%, 04/01/2046	1,320	1,078
4.200%, 12/01/2042	2,920	2,353
Ohio Edison
8.250%, 10/15/2038	655	835
Oncor Electric Delivery LLC
5.350%, 10/01/2052	761	821
5.300%, 06/01/2042	384	405
5.250%, 09/30/2040	3,696	3,885
4.600%, 06/01/2052 (A)	400	393
4.550%, 12/01/2041	3,790	3,654
4.100%, 11/15/2048	750	683
3.800%, 06/01/2049	4,650	4,064
3.700%, 05/15/2050	1,500	1,285
3.100%, 09/15/2049	70	54
2.700%, 11/15/2051	2,090	1,492
Pacific Gas and Electric
4.450%, 04/15/2042	1,465	1,111
4.200%, 06/01/2041	505	375
3.750%, 08/15/2042	95	66
PacifiCorp
6.250%, 10/15/2037	3,760	4,123
6.000%, 01/15/2039	4,930	5,342
4.100%, 02/01/2042	1,980	1,718
3.300%, 03/15/2051	820	634
2.900%, 06/15/2052	2,210	1,594
PECO Energy
4.800%, 10/15/2043	1,505	1,429
4.600%, 05/15/2052	1,300	1,279
3.050%, 03/15/2051	1,919	1,446
Pennsylvania Electric
6.150%, 10/01/2038	100	107
Piedmont Natural Gas
4.650%, 08/01/2043	1,330	1,203
3.640%, 11/01/2046	1,300	1,009
PPL Electric Utilities
4.750%, 07/15/2043	3,600	3,517
4.125%, 06/15/2044	1,925	1,716
3.950%, 06/01/2047	2,425	2,148
Public Service Electric and Gas MTN
4.150%, 11/01/2045	2,106	1,863
4.050%, 05/01/2048	2,176	1,961
4.000%, 06/01/2044	945	810
3.800%, 03/01/2046	900	775
3.650%, 09/01/2042	1,250	1,062
3.600%, 12/01/2047	3,720	3,111
3.200%, 08/01/2049	3,735	2,920
Public Service of Colorado
6.500%, 08/01/2038	40	47
6.250%, 09/01/2037	1,200	1,388
4.750%, 08/15/2041	40	38
4.500%, 06/01/2052	3,250	3,155

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.300%, 03/15/2044	$1,425	$1,307
4.100%, 06/15/2048	475	429
4.050%, 09/15/2049	1,455	1,290
3.950%, 03/15/2043	4,325	3,646
3.200%, 03/01/2050	1,150	906
Public Service of New Hampshire
3.600%, 07/01/2049	1,690	1,414
Puget Sound Energy
5.795%, 03/15/2040	130	138
4.223%, 06/15/2048	2,470	2,203
2.893%, 09/15/2051	2,315	1,650
San Diego Gas & Electric
6.000%, 06/01/2026	340	360
4.100%, 06/15/2049	1,340	1,185
3.750%, 06/01/2047	2,380	2,008
3.320%, 04/15/2050	4,639	3,619
Sempra Energy
4.000%, 02/01/2048	1,022	856
Southern California Edison
5.950%, 02/01/2038	280	290
4.650%, 10/01/2043	2,480	2,244
4.125%, 03/01/2048	4,265	3,546
4.050%, 03/15/2042	5,355	4,462
4.000%, 04/01/2047	2,650	2,146
3.650%, 02/01/2050	335	256
Southern California Gas
4.300%, 01/15/2049	1,200	1,071
4.125%, 06/01/2048	2,865	2,472
3.750%, 09/15/2042	2,370	1,980
Southern Gas Capital
4.400%, 06/01/2043	825	715
4.400%, 05/30/2047	50	43
3.950%, 10/01/2046	800	638
Southwest Gas
3.180%, 08/15/2051	1,065	722
Southwestern Electric Power
6.200%, 03/15/2040	1,204	1,277
3.850%, 02/01/2048	3,860	3,074
Southwestern Public Service
5.150%, 06/01/2052	440	436
4.500%, 08/15/2041	8,995	8,453
3.700%, 08/15/2047	1,060	861
Tampa Electric
4.350%, 05/15/2044	1,225	1,107
3.625%, 06/15/2050	1,629	1,329
3.450%, 03/15/2051	600	481
Tucson Electric Power
4.850%, 12/01/2048	1,850	1,781
4.000%, 06/15/2050	225	188
3.250%, 05/01/2051	1,500	1,095
Virginia Electric and Power
8.875%, 11/15/2038	1,982	2,779

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.350%, 11/30/2037	$2,435	$2,742
4.650%, 08/15/2043	5,290	5,030
4.600%, 12/01/2048	3,310	3,144
4.450%, 02/15/2044	4,950	4,580
4.000%, 01/15/2043	300	267
4.000%, 11/15/2046	1,108	972
2.950%, 11/15/2051	400	296
2.450%, 12/15/2050	540	363
Wisconsin Electric Power
3.650%, 12/15/2042	2,310	1,839
Wisconsin Power & Light
4.100%, 10/15/2044	325	273
3.650%, 04/01/2050	360	296
Wisconsin Public Service
2.850%, 12/01/2051	800	582
Xcel Energy
4.800%, 09/15/2041	1,907	1,768

		462,938

Total Corporate Obligations
(Cost $2,886,899) ($ Thousands)		2,471,899

U.S. TREASURY OBLIGATIONS — 6.3%
U.S. Treasury Bills
2.846%, 01/26/2023 (D)	970	958
U.S. Treasury Bonds
3.375%, 08/15/2042	46,480	45,354
3.250%, 05/15/2042	17,860	17,084
3.000%, 08/15/2052	11,310	10,722
2.875%, 05/15/2052	32,500	29,951
2.375%, 02/15/2042	31,177	25,843
2.250%, 02/15/2052	26,489	21,158
1.875%, 11/15/2051	11,305	8,232
1.750%, 08/15/2041	3,140	2,333
U.S. Treasury Inflation-Protected Securities
1.000%, 02/15/2049	1,990	1,942
U.S. Treasury Notes
2.750%, 08/15/2032	12,510	12,068
1.875%, 02/15/2032	3,343	2,989

Total U.S. Treasury Obligations
(Cost $184,070) ($ Thousands)		178,634

MUNICIPAL BONDS — 5.8%
Alabama — 0.0%
Alabama State, Federal Aid Highway Finance Authority, Ser B, RB
2.650%, 09/01/2037	1,075	856

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California — 2.6%
Bay Area, Toll Authority, Build America Project, RB
6.263%, 04/01/2049	$2,545	$3,114
California State University, Ser B, RB
3.899%, 11/01/2047	2,375	2,194
2.719%, 11/01/2052	890	661
California State, Build America Project, GO
7.625%, 03/01/2040	870	1,152
7.600%, 11/01/2040	385	520
7.550%, 04/01/2039	1,535	2,039
7.500%, 04/01/2034	14,945	19,077
7.300%, 10/01/2039	9,875	12,551
California State, Health Facilities Financing Authority, RB
4.353%, 06/01/2041	1,975	1,861
3.000%, 08/15/2051	390	299
East Bay, Municipal Utility District Water System Revenue, RB
5.874%, 06/01/2040	1,255	1,447
Los Angeles County, Metropolitan Transportation Authority, RB
5.735%, 06/01/2039	960	1,060
Los Angeles, Community College District, Build America Project, GO
6.750%, 08/01/2049	1,025	1,370
Los Angeles, Community College District, Ser D, GO
6.680%, 08/01/2036	500	611
Los Angeles, Department of Airports, RB
3.887%, 05/15/2038	1,430	1,297
Los Angeles, Department of Water & Power, RB
5.716%, 07/01/2039	1,510	1,732
Los Angeles, Unified School District, Build America Project, GO
5.750%, 07/01/2034	1,785	1,946
Los Angeles, Unified School District, Build America Project, Ser RY, GO
6.758%, 07/01/2034	3,950	4,610
Regents of the University of California Medical Center, RB
4.563%, 05/15/2053	2,395	2,366
Regents of the University of California Medical Center, Ser N, RB
3.256%, 05/15/2060	1,995	1,469
3.006%, 05/15/2050	2,005	1,483
San Diego County, Water Authority, Build America Project, RB
6.138%, 05/01/2049	1,000	1,199

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
San Francisco Bay Area, Rapid Transit District, GO
3.000%, 08/01/2049	$665	$532
San Francisco, Public Utilities Commission, Water Revenue, Build America Project, Ser DE, RB
6.000%, 11/01/2040	1,000	1,128
San Francisco, Public Utilities Commission, Water Revenue, Ser E, RB
2.825%, 11/01/2041	835	657
San Jose, Redevelopment Agency, Ser A-T, TA
3.375%, 08/01/2034	1,250	1,135
University of California, RB
5.946%, 05/15/2045	3,000	3,435
University of California, Ser AP, RB
3.931%, 05/15/2045	950	881
University of California, Ser AQ, RB
4.767%, 05/15/2115	1,076	978
University of California, Ser J, RB
4.131%, 05/15/2045	1,000	928
		73,732
District of Columbia — 0.0%
District of Columbia, Water & Sewer Authority, RB
4.814%, 10/01/2114	530	506
Florida — 0.0%
Florida State, Board of Administration Finance, Ser A, RB
2.154%, 07/01/2030	1,369	1,171
Georgia — 0.1%
Georgia State, Municipal Electric Authority, Build America Project, RB
7.055%, 04/01/2057	2,016	2,195
6.637%, 04/01/2057	136	156
		2,351
Illinois — 0.1%
Greater Chicago, Metropolitan Water Reclamation District, GO
5.720%, 12/01/2038	3,205	3,687
Kansas — 0.1%
Kansas State, Development Finance Authority, Ser H, RB
4.727%, 04/15/2037	2,890	2,908

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Maryland — 0.0%
Baltimore, Revenue Authority, Water Project, Ser B, RB
2.814%, 07/01/2040	$890	$717

Massachusetts — 0.2%
Massachusetts State, Build America Project, GO
5.456%, 12/01/2039	3,085	3,385
Massachusetts State, Educational Financing Authority, Ser A, RB
3.105%, 07/01/2030	1,695	1,508
Massachusetts State, School Building Authority, Sub-Ser A, RB
2.500%, 02/15/2037	1,120	899

		5,792

Michigan — 0.1%
University of Michigan, Ser B, RB
3.504%, 04/01/2052	1,030	889
University of Michigan, Ser C, RB
3.599%, 04/01/2047	2,525	2,301

		3,190

Missouri — 0.0%
Missouri State, Health & Educational Facilities Authority, Ser A, RB
3.685%, 02/15/2047	675	569

New Jersey — 0.1%
New Jersey State, Turnpike Authority, Build America Project, RB
7.102%, 01/01/2041	2,460	3,108
New Jersey State, Turnpike Authority, Ser F, RB
3.729%, 01/01/2036	1,000	913

		4,021

New York — 1.2%
New York & New Jersey, Port Authority, RB
4.926%, 10/01/2051	245	256
4.458%, 10/01/2062	2,690	2,600
New York & New Jersey, Port Authority, Ser 181, RB
4.960%, 08/01/2046	465	484
New York City, Build America Project, GO
5.985%, 12/01/2036	1,340	1,495
New York City, Municipal Water Finance Authority, Build America Project, RB
6.011%, 06/15/2042	750	891
5.882%, 06/15/2044	500	592
5.724%, 06/15/2042	3,720	4,285
5.440%, 06/15/2043	3,000	3,372

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Build America Project, RB
5.572%, 11/01/2038	$2,475	$2,677
New York City, Transitional Finance Authority, Future Tax Secured Revenue, RB
5.767%, 08/01/2036	3,820	4,138
5.508%, 08/01/2037	1,890	2,048
New York State Dormitory Authority, RB
5.628%, 03/15/2039	1,385	1,514
New York State, Dormitory Authority, Ser F, RB
3.110%, 02/15/2039	4,220	3,640
New York State, Urban Development, RB
5.770%, 03/15/2039	1,970	2,132
New York State, Urban Development, Ser B, RB
2.590%, 03/15/2035	810	664

		30,788

Ohio — 0.2%
JobsOhio Beverage System, Ser A, RB
2.833%, 01/01/2038	460	383
Ohio State University, Build America Project, GO
4.910%, 06/01/2040	2,265	2,451
Ohio State University, Ser A, RB
4.048%, 12/01/2056	1,650	1,517
Ohio State, Hospital Facilities Revenue Authority, Cleveland Clinic, RB
3.700%, 01/01/2043	970	849

		5,200

Pennsylvania — 0.1%
Pennsylvania State, Financing Authority, Ser A, RB
4.144%, 06/01/2038	2,865	2,744

Texas — 0.9%
Dallas County, Hospital District, Build America Project, Ser C, GO
5.621%, 08/15/2044	2,250	2,484
Dallas Fort Worth, International Airport, Ser A, RB
2.994%, 11/01/2038	4,095	3,528
Grand Parkway, Transportation Corp, Ser E, RB
5.184%, 10/01/2042	325	348
Houston, GO
3.961%, 03/01/2047	1,500	1,400

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
North Texas, Tollway Authority, Build America Project, RB
6.718%, 01/01/2049	$315	$405
North Texas, Tollway Authority, RB
3.079%, 01/01/2042	1,170	911
San Antonio, Electric & Gas Systems Revenue, RB
5.808%, 02/01/2041	2,800	3,218
Texas State, Build America Project, GO
5.517%, 04/01/2039	3,925	4,420
University of Texas, Build America Bonds, RB
5.262%, 07/01/2039	4,540	4,995
University of Texas, Ser B, RB
2.439%, 08/15/2049	2,220	1,569

		23,278

Virginia — 0.0%
Virginia Commonwealth University, Health System Authority, Ser A, RB
4.956%, 01/01/2044	475	480

Washington — 0.1%
Washington State, Build America Project, GO
5.140%, 08/01/2040	2,495	2,733

Total Municipal Bonds
(Cost $181,197) ($ Thousands)		164,723

SOVEREIGN DEBT — 0.4%

Airport Authority
3.500%, 01/12/2062(A)	1,340	1,065
Chile Government International Bond
3.500%, 01/25/2050	1,930	1,417
3.100%, 05/07/2041	4,930	3,609
Indonesia Government International Bond
3.700%, 10/30/2049	1,530	1,258
Israel Government International Bond
4.125%, 01/17/2048	1,190	1,127
3.875%, 07/03/2050	3,150	2,847
Mexico Government International Bond MTN
5.750%, 10/12/2110	285	243
4.750%, 03/08/2044	490	415

Total Sovereign Debt
(Cost $15,473) ($ Thousands)		11,981

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITY — 0.1%
Other Asset-Backed Security — 0.1%

American Tower Trust I, Ser 2013-13, Cl 2A
3.070%, 03/15/2048 (A)	$2,774	$2,759

Total Asset-Backed Security
(Cost $2,707) ($ Thousands)		2,759

	Shares
CASH EQUIVALENT — 1.1%
SEI Daily Income Trust, Government Fund, Cl F
1.840%**†	30,980,443	30,980

Total Cash Equivalent
(Cost $30,980) ($ Thousands)		30,980

Total Investments in Securities — 100.6%
(Cost $3,301,326) ($ Thousands)		$2,860,976

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Long Duration Credit Fund (Continued)

The list of open futures contracts held by the Fund at August 31, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
U.S. 2-Year Treasury Notes	55	Dec-2022	$11,479	$11,458	$(21)
U.S. 5-Year Treasury Notes	1,310	Dec-2022	145,906	145,175	(731)
U.S. 10-Year Treasury Notes	71	Dec-2022	8,333	8,300	(33)
U.S. Long Treasury Bond	140	Dec-2022	19,063	19,018	(45)
U.S. Ultra Long Treasury Bond	69	Dec-2022	10,245	10,316	71
Ultra 10-Year U.S. Treasury Notes	164	Dec-2022	20,657	20,531	(126)
			215,683	214,798	(885)
Short Contracts
U.S. 2-Year Treasury Notes	(230)	Dec-2022	$(47,989)	$(47,915)	$74
U.S. Long Treasury Bond	(117)	Dec-2022	(15,986)	(15,894)	92
U.S. Ultra Long Treasury Bond	(149)	Dec-2022	(22,270)	(22,276)	(6)
Ultra 10-Year U.S. Treasury Notes	(213)	Dec-2022	(26,716)	(26,665)	51
			(112,961)	(112,750)	211
			$102,722	$102,048	$(674)

A list of the open centrally cleared swap agreements held by the Fund at August 31, 2022, is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
3 MONTH USD - LIBOR	.0255	Semi-Annually	07/24/2025	USD	12,660	$(587)	$–	$(587)
3 MONTH USD - LIBOR	.0355%	Semi-Annually	07/24/2025	USD	9,375	(433)	–	(433)
3 MONTH USD - LIBOR	.0725	Semi-Annually	07/24/2025	USD	6,330	(288)	–	(288)
3 MONTH USD - LIBOR	1.39%	Semi-Annually	09/28/2025	USD	14,240	(536)	–	(536)
1.7725%	3-MONTH USD - LIBOR	Semi-Annually	07/24/2053	USD	1,060	237	–	237
1.785%	3-MONTH USD - LIBOR	Semi-Annually	07/24/2053	USD	780	173	–	173
1.8075	3-MONTH USD - LIBOR	Semi-Annually	07/24/2053	USD	530	115	–	115
1.87%	3-MONTH USD - LIBOR	Semi-Annually	09/28/2053	USD	1,215	244	–	244
						$(1,075)	$–	$(1,075)

Percentages are based on Net Assets of $2,843,430 ($ Thousands).
**	The rate reported is the 7-day effective yield as of August 31, 2022.
†	Investment in Affiliated Security.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2022, the value of these securities amounted to $222,973 ($ Thousands), representing 7.8% of the Net Assets of the Fund.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(D)	Interest rate represents the security's effective yield at the time of purchase.

Cl — Class
DAC — Designated Activity Company
GO — General Obligation
ICE— Intercontinental Exchange
LIBOR— London Interbank Offered Rate
LLC — Limited Liability Company

LP — Limited Partnership
MTN — Medium Term Note
PLC — Public Limited Company
PTY — Proprietary
RB — Revenue Bond
Ser — Series
SOFR — Secured Overnight Financing Rate
TA — Tax Allocation
USD — U.S. Dollar

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Long Duration Credit Fund (Concluded)

The following is a summary of the level of inputs used as of August 31, 2022, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Corporate Obligations	–	2,471,899	–	2,471,899
U.S. Treasury Obligations	–	178,634	–	178,634
Municipal Bonds	–	164,723	–	164,723
Sovereign Debt	–	11,981	–	11,981
Asset-Backed Security	–	2,759	–	2,759
Cash Equivalent	30,980	–	–	30,980
Total Investments in Securities	30,980	2,829,996	–	2,860,976

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts *
Unrealized Appreciation	288	—	—	288
Unrealized Depreciation	(962)	—	—	(962)
Centrally Cleared Swaps
Interest Rate Swaps *
Unrealized Appreciation	—	769	—	769
Unrealized Depreciation	—	(1,844)	—	(1,844)
Total Other Financial Instruments	(674)	(1,075)	—	(1,749)

*	Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2022 ($ Thousands):

Security Description	Value 5/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 8/31/2022	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$18,516	$458,334	$(445,870)	$—	$—	$30,980	30,980,443	$104	$—

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Ultra Short Duration Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 37.5%
Communication Services — 1.9%
AT&T
2.635%, SOFRINDX + 0.640%, 03/25/2024 (A)	$1,570	$1,560
Magallanes
3.428%, 03/15/2024 (B)	1,320	1,291
NTT Finance
0.373%, 03/03/2023 (B)	2,545	2,505
Take-Two Interactive Software
3.300%, 03/28/2024	550	542
Verizon Communications
2.724%, SOFRINDX + 0.790%, 03/20/2026 (A)	1,200	1,178
2.455%, SOFRINDX + 0.500%, 03/22/2024 (A)	1,200	1,191

		8,267

Consumer Discretionary — 3.8%
7-Eleven
0.625%, 02/10/2023 (B)	4,295	4,231
Daimler Trucks Finance North America LLC
3.068%, U.S. SOFR + 1.000%, 04/05/2024 (A)(B)	750	747
2.633%, U.S. SOFR + 0.750%, 12/13/2024 (A)(B)	1,125	1,112
General Motors Financial
4.250%, 05/15/2023	800	800
2.789%, U.S. SOFR + 0.620%, 10/15/2024 (A)	4,410	4,303
2.525%, U.S. SOFR + 0.760%, 03/08/2024 (A)	1,000	985
1.200%, 10/15/2024	750	701
Hyatt Hotels
1.300%, 10/01/2023	340	330
Hyundai Capital America MTN
0.800%, 04/03/2023 (B)	1,445	1,415
Nordstrom
2.300%, 04/08/2024	530	498
Volkswagen Group of America Finance LLC
3.125%, 05/12/2023 (B)	1,600	1,591

		16,713

Consumer Staples — 1.9%
Conagra Brands
0.500%, 08/11/2023	675	653
Constellation Brands
3.600%, 05/09/2024	550	545
GSK Consumer Healthcare Capital US LLC
3.024%, 03/24/2024 (B)	735	719
JDE Peet's
0.800%, 09/24/2024 (B)	1,000	922

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Keurig Dr Pepper
0.750%, 03/15/2024	$2,215	$2,105
SSM Health Care
3.688%, 06/01/2023	1,295	1,292
Takeda Pharmaceutical
4.400%, 11/26/2023	2,010	2,013

		8,249

Energy — 1.9%
ConocoPhillips
2.400%, 12/15/2022	915	912
Enbridge
2.925%, SOFRINDX + 0.630%, 02/16/2024 (A)	1,400	1,389
2.695%, U.S. SOFR + 0.400%, 02/17/2023 (A)	1,665	1,660
Pioneer Natural Resources
0.550%, 05/15/2023	1,635	1,596
Saudi Arabian Oil
1.250%, 11/24/2023 (B)	200	193
Saudi Arabian Oil MTN
2.875%, 04/16/2024 (B)	1,895	1,857
Southern Natural Gas LLC
0.625%, 04/28/2023 (B)	695	678

		8,285

Financials — 15.6%
American Express
3.950%, 08/01/2025	350	347
0.750%, 11/03/2023	2,700	2,609
Aon
2.200%, 11/15/2022	55	55
Athene Global Funding
2.996%, SOFRINDX + 0.700%, 05/24/2024 (A)(B)	1,820	1,783
2.818%, SOFRINDX + 0.715%, 01/07/2025 (A)(B)	800	775
Banco Santander
3.892%, 05/24/2024	600	594
Bank of America
2.954%, U.S. SOFR + 0.660%, 02/04/2025 (A)	950	939
2.934%, U.S. SOFR + 0.690%, 04/22/2025 (A)	1,600	1,573
Bank of America MTN
3.342%, BSBY3M + 0.430%, 05/28/2024 (A)	1,350	1,336
1.486%, U.S. SOFR + 1.460%, 05/19/2024 (A)	475	465
Bank of Montreal MTN
2.582%, SOFRINDX + 0.465%, 01/10/2025 (A)	800	786

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.503%, SOFRINDX + 0.620%, 09/15/2026 (A)	$1,350	$1,305
Bank of Nova Scotia
2.665%, U.S. SOFR + 0.380%, 07/31/2024 (A)	1,375	1,355
2.433%, SOFRINDX + 0.550%, 09/15/2023 (A)	1,165	1,161
1.950%, 02/01/2023	2,220	2,206
Banque Federative du Credit Mutuel
4.524%, 07/13/2025 (B)	475	473
Brighthouse Financial Global Funding MTN
2.886%, U.S. SOFR + 0.760%, 04/12/2024 (A)(B)	1,080	1,068
Canadian Imperial Bank of Commerce
2.597%, SOFRINDX + 0.420%, 10/18/2024 (A)	825	812
2.242%, SOFRINDX + 0.400%, 12/14/2023 (A)	2,230	2,216
Capital One Financial
4.985%, U.S. SOFR + 2.160%, 07/24/2026 (A)	250	250
2.987%, U.S. SOFR + 0.690%, 12/06/2024 (A)	800	779
Charles Schwab
2.430%, SOFRINDX + 0.500%, 03/18/2024 (A)	1,000	995
Citigroup
2.963%, U.S. SOFR + 0.669%, 05/01/2025 (A)	800	786
2.929%, U.S. SOFR + 0.694%, 01/25/2026 (A)	650	634
Citizens Bank
4.119%, U.S. SOFR + 1.395%, 05/23/2025 (A)	400	396
CNA Financial
7.250%, 11/15/2023	500	518
Commonwealth Bank of Australia
2.403%, U.S. SOFR + 0.520%, 06/15/2026 (A)(B)	850	836
Corebridge Financial
3.500%, 04/04/2025 (B)	385	371
Credit Suisse NY
2.684%, SOFRINDX + 0.390%, 02/02/2024 (A)	3,855	3,785
0.520%, 08/09/2023	1,375	1,325
Deutsche Bank NY
3.514%, U.S. SOFR + 1.219%, 11/16/2027 (A)	1,100	1,015
2.794%, U.S. SOFR + 0.500%, 11/08/2023 (A)	1,150	1,142
Discover Bank
3.350%, 02/06/2023	2,580	2,573

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
DNB Bank
2.968%, SOFRINDX + 0.810%, 03/28/2025 (A)(B)	$450	$439
GA Global Funding Trust
2.315%, U.S. SOFR + 0.500%, 09/13/2024 (A)(B)	3,525	3,431
Goldman Sachs Group
3.200%, 02/23/2023	1,730	1,727
2.935%, U.S. SOFR + 0.700%, 01/24/2025 (A)	800	786
2.299%, U.S. SOFR + 0.500%, 09/10/2024 (A)	550	542
0.627%, U.S. SOFR + 0.538%, 11/17/2023 (A)	895	888
HSBC Bank Canada
0.950%, 05/14/2023 (B)	2,000	1,961
HSBC Holdings
3.600%, 05/25/2023	1,315	1,313
HSBC Holdings PLC
2.875%, U.S. SOFR + 0.580%, 11/22/2024 (A)	825	807
Huntington National Bank
4.008%, U.S. SOFR + 1.205%, 05/16/2025 (A)	345	343
Jackson Financial
1.125%, 11/22/2023 (B)	825	793
JPMorgan Chase
3.112%, U.S. SOFR + 0.885%, 04/22/2027 (A)	1,600	1,558
KeyCorp MTN
3.878%, U.S. SOFR + 1.250%, 05/23/2025 (A)	470	466
Macquarie Group MTN
2.871%, U.S. SOFR + 0.710%, 10/14/2025 (A)(B)	825	807
Mitsubishi UFJ Financial Group
4.788%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.700%, 07/18/2025 (A)	600	602
Mizuho Financial Group
3.627%, ICE LIBOR USD 3 Month + 0.630%, 05/25/2024 (A)	1,200	1,195
Morgan Stanley
3.620%, U.S. SOFR + 1.160%, 04/17/2025 (A)	550	542
Morgan Stanley MTN
3.750%, 02/25/2023	2,935	2,938
Nationwide Building Society
2.000%, 01/27/2023 (B)	600	595
0.550%, 01/22/2024 (B)	750	711

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
NatWest Markets
2.824%, U.S. SOFR + 0.530%, 08/12/2024 (A)(B)	$1,265	$1,250
Principal Life Global Funding II
2.676%, U.S. SOFR + 0.380%, 08/23/2024 (A)(B)	900	891
2.576%, U.S. SOFR + 0.450%, 04/12/2024 (A)(B)	430	426
Protective Life Global Funding
1.082%, 06/09/2023 (B)	610	597
Societe Generale
4.351%, 06/13/2025 (B)	525	521
3.268%, U.S. SOFR + 1.050%, 01/21/2026 (A)(B)	800	776
Sumitomo Mitsui Trust Bank MTN
2.282%, U.S. SOFR + 0.440%, 09/16/2024 (A)(B)	1,000	987
Toronto-Dominion Bank MTN
2.748%, U.S. SOFR + 0.480%, 01/27/2023 (A)	1,074	1,074
2.389%, U.S. SOFR + 0.590%, 09/10/2026 (A)	850	819
Truist Financial MTN
2.182%, U.S. SOFR + 0.400%, 06/09/2025 (A)	900	882
UBS AG/London
0.700%, 08/09/2024 (B)	850	794

		68,724

Health Care — 2.5%
Baxter International
2.736%, SOFRINDX + 0.440%, 11/29/2024 (A)	825	813
Cigna
3.750%, 07/15/2023	2,325	2,324
Humana
0.650%, 08/03/2023	2,630	2,553
Illumina
0.550%, 03/23/2023	1,000	981
PerkinElmer
0.550%, 09/15/2023	1,250	1,199
Royalty Pharma PLC
0.750%, 09/02/2023	1,450	1,397
Thermo Fisher Scientific
2.707%, SOFRINDX + 0.530%, 10/18/2024 (A)	1,810	1,793

		11,060

Industrials — 1.3%
AerCap Ireland Capital DAC
2.715%, U.S. SOFR + 0.680%, 09/29/2023 (A)	1,325	1,309

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Air Lease MTN
2.179%, ICE LIBOR USD 3 Month + 0.350%, 12/15/2022 (A)	$1,200	$1,199
Boeing
4.508%, 05/01/2023	1,000	1,002
1.167%, 02/04/2023	1,100	1,088
DAE Funding LLC MTN
1.550%, 08/01/2024 (B)	965	902

		5,500

Information Technology — 2.3%
Analog Devices
2.302%, U.S. SOFR + 0.250%, 10/01/2024 (A)	590	582
Fidelity National Information Services
0.375%, 03/01/2023	950	935
Microchip Technology
0.972%, 02/15/2024	610	581
Qorvo
1.750%, 12/15/2024 (B)	635	593
Salesforce
0.625%, 07/15/2024	2,105	1,993
Skyworks Solutions
0.900%, 06/01/2023	1,610	1,571
TD SYNNEX
1.250%, 08/09/2024	1,375	1,277
VMware
1.000%, 08/15/2024	1,950	1,827
0.600%, 08/15/2023	830	802

		10,161

Materials — 0.3%
Celanese US Holdings LLC
5.900%, 07/05/2024	475	479
Martin Marietta Materials
0.650%, 07/15/2023	495	480
Sherwin-Williams
4.050%, 08/08/2024	325	325

		1,284

Utilities — 6.0%
American Electric Power
3.262%, ICE LIBOR USD 3 Month + 0.480%, 11/01/2023 (A)	1,430	1,425
CenterPoint Energy
2.944%, SOFRINDX + 0.650%, 05/13/2024 (A)	625	618
CenterPoint Energy Resources
3.600%, ICE LIBOR USD 3 Month + 0.500%, 03/02/2023 (A)	876	875
0.700%, 03/02/2023	2,060	2,030

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Dominion Energy
2.450%, 01/15/2023 (B)	$800	$796
2.359%, ICE LIBOR USD 3 Month + 0.530%, 09/15/2023 (A)	1,726	1,720
Eversource Energy
2.800%, 05/01/2023	1,155	1,146
Mississippi Power
2.314%, U.S. SOFR + 0.300%, 06/28/2024 (A)	740	728
NextEra Energy Capital Holdings
2.940%, 03/21/2024	625	614
2.837%, SOFRINDX + 0.540%, 03/01/2023 (A)	1,715	1,713
2.694%, SOFRINDX + 0.400%, 11/03/2023 (A)	1,325	1,314
OGE Energy
0.703%, 05/26/2023	540	527
ONE Gas
2.331%, ICE LIBOR USD 3 Month + 0.610%, 03/11/2023 (A)	698	698
Pacific Gas and Electric
3.444%, SOFRINDX + 1.150%, 11/14/2022 (A)	750	749
3.250%, 02/16/2024	625	611
1.700%, 11/15/2023	525	507
PPL Electric Utilities
2.484%, ICE LIBOR USD 3 Month + 0.250%, 09/28/2023 (A)	1,235	1,229
Public Service Enterprise Group
0.841%, 11/08/2023	3,425	3,287
Southern California Edison
2.882%, SOFRINDX + 0.830%, 04/01/2024 (A)	1,690	1,675
Southern California Gas
2.095%, ICE LIBOR USD 3 Month + 0.350%, 09/14/2023 (A)	1,795	1,786
Tampa Electric
3.875%, 07/12/2024	475	473
Virginia Electric and Power
3.450%, 09/01/2022	1,600	1,600

		26,121

Total Corporate Obligations
(Cost $167,583) ($ Thousands)		164,364

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES — 26.0%
Automotive — 13.8%

American Credit Acceptance Receivables Trust, Ser 2021-2, Cl B
0.680%, 05/13/2025 (B)	$318	$317
American Credit Acceptance Receivables Trust, Ser 2021-3, Cl A
0.330%, 06/13/2025 (B)	32	32
American Credit Acceptance Receivables Trust, Ser 2021-3, Cl B
0.660%, 02/13/2026 (B)	590	584
American Credit Acceptance Receivables Trust, Ser 2021-4, Cl A
0.450%, 09/15/2025 (B)	485	481
AmeriCredit Automobile Receivables Trust, Ser 2020-2, Cl C
1.480%, 02/18/2026	2,145	2,061
AmeriCredit Automobile Receivables Trust, Ser 2020-3, Cl C
1.060%, 08/18/2026	1,225	1,161
ARI Fleet Lease Trust, Ser 2020-A, Cl A2
1.770%, 08/15/2028 (B)	72	72
ARI Fleet Lease Trust, Ser 2020-A, Cl A3
1.800%, 08/15/2028 (B)	250	249
ARI Fleet Lease Trust, Ser 2021-A, Cl A2
0.370%, 03/15/2030 (B)	685	673
ARI Fleet Lease Trust, Ser 2022-A, Cl A2
3.120%, 01/15/2031 (B)	1,475	1,448
Avid Automobile Receivables Trust, Ser 2021-1, Cl A
0.610%, 01/15/2025 (B)	129	128
Capital One Prime Auto Receivables Trust, Ser 2020-1, Cl A3
1.600%, 11/15/2024	291	289
CarMax Auto Owner Trust, Ser 2019-3, Cl A3
2.180%, 08/15/2024	286	285
Carmax Auto Owner Trust, Ser 2019-3, Cl C
2.600%, 06/16/2025	675	659
Carmax Auto Owner Trust, Ser 2020-3, Cl B
1.090%, 03/16/2026	1,300	1,237
Carmax Auto Owner Trust, Ser 2021-1, Cl A3
0.340%, 12/15/2025	938	913
Carmax Auto Owner Trust, Ser 2021-2, Cl A3
0.520%, 02/17/2026	1,070	1,037
CarMax Auto Owner Trust, Ser 2022-2, Cl A2A
2.810%, 05/15/2025	1,745	1,732
Carmax Auto Owner Trust, Ser 2022-3, Cl A2A
3.810%, 09/15/2025	800	798

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Carvana Auto Receivables Trust, Ser 2021-N1, Cl A
0.700%, 01/10/2028	$1,138	$1,077
Carvana Auto Receivables Trust, Ser 2021-N2, Cl A1
0.320%, 03/10/2028	45	44
Carvana Auto Receivables Trust, Ser 2021-N2, Cl B
0.750%, 03/10/2028	213	200
Carvana Auto Receivables Trust, Ser 2021-N3, Cl B
0.660%, 06/12/2028	860	834
Carvana Auto Receivables Trust, Ser 2021-N4, Cl A1
0.830%, 09/11/2028	416	405
Carvana Auto Receivables Trust, Ser 2021-P3, Cl A2
0.380%, 01/10/2025	350	346
CFMT LLC, Ser 2021-AL1, Cl B
1.390%, 09/22/2031 (B)	940	902
Chesapeake Funding II LLC, Ser 2018-3A, Cl A1
3.390%, 01/15/2031 (B)	34	34
Chesapeake Funding II LLC, Ser 2021-1A, Cl A2
2.621%, ICE LIBOR USD 1 Month + 0.230%, 04/15/2033 (A)(B)	402	400
CPS Auto Receivables Trust, Ser 2021-B, Cl A
0.370%, 03/17/2025 (B)	44	43
CPS Auto Receivables Trust, Ser 2021-B, Cl B
0.810%, 12/15/2025 (B)	1,100	1,083
CPS Auto Receivables Trust, Ser 2022-A, Cl A
0.980%, 04/16/2029 (B)	1,555	1,528
Credit Acceptance Auto Loan Trust, Ser 2019-3A, Cl A
2.380%, 11/15/2028 (B)	137	137
Credit Acceptance Auto Loan Trust, Ser 2021-3A, Cl A
1.000%, 05/15/2030 (B)	570	544
Donlen Fleet Lease Funding II LLC, Ser 2021-2, Cl A2
0.560%, 12/11/2034 (B)	1,176	1,139
Drive Auto Receivables Trust, Ser 2018-2, Cl D
4.140%, 08/15/2024	28	28
DT Auto Owner Trust, Ser 2020-2A, Cl B
2.080%, 03/16/2026 (B)	311	310
DT Auto Owner Trust, Ser 2020-3A, Cl B
0.910%, 12/16/2024 (B)	1,160	1,153

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
DT Auto Owner Trust, Ser 2021-1A, Cl A
0.350%, 01/15/2025 (B)	$184	$184
DT Auto Owner Trust, Ser 2021-1A, Cl B
0.620%, 09/15/2025 (B)	580	571
DT Auto Owner Trust, Ser 2021-2A, Cl B
0.810%, 01/15/2027 (B)	530	516
DT Auto Owner Trust, Ser 2021-4A, Cl A
0.560%, 09/15/2025 (B)	1,281	1,256
Enterprise Fleet Financing LLC, Ser 2020-1, Cl A2
1.780%, 12/22/2025 (B)	529	525
Enterprise Fleet Financing LLC, Ser 2021-2, Cl A2
0.480%, 05/20/2027 (B)	429	410
Enterprise Fleet Financing LLC, Ser 2022-2, Cl A2
4.650%, 05/21/2029 (B)	1,870	1,876
Enterprise Fleet Financing LLC, Ser 2022-3, Cl A2
4.380%, 07/20/2029 (B)	80	80
Enterprise Fleet Funding LLC, Ser 2021-1, Cl A2
0.440%, 12/21/2026 (B)	1,457	1,409
Exeter Automobile Receivables Trust, Ser 2018-3A, Cl D
4.350%, 06/17/2024 (B)	181	181
Exeter Automobile Receivables Trust, Ser 2021-2A, Cl B
0.570%, 09/15/2025	1,242	1,231
Exeter Automobile Receivables Trust, Ser 2022-4A, Cl A2
3.990%, 08/15/2024	245	245
FHF Trust, Ser 2021-2A, Cl A
0.830%, 12/15/2026 (B)	342	327
FHF Trust, Ser 2022-1A, Cl A
4.430%, 01/18/2028 (B)	603	594
First Investors Auto Owner Trust, Ser 2021-1A, Cl A
0.450%, 03/16/2026 (B)	646	638
First Investors Auto Owner Trust, Ser 2022-1A, Cl A
2.030%, 01/15/2027 (B)	753	736
Flagship Credit Auto Trust, Ser 2019-3, Cl C
2.740%, 10/15/2025 (B)	1,000	992
Flagship Credit Auto Trust, Ser 2020-3, Cl A
0.700%, 04/15/2025 (B)	29	29
Flagship Credit Auto Trust, Ser 2021-2, Cl B
0.930%, 06/15/2027 (B)	755	718
Flagship Credit Auto Trust, Ser 2021-3, Cl A
0.360%, 07/15/2027 (B)	388	379

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Flagship Credit Auto Trust, Ser 2022-2, Cl A2
3.280%, 08/15/2025 (B)	$1,200	$1,193
Ford Credit Auto Owner Trust, Ser 2017-2, Cl A
2.360%, 03/15/2029 (B)	322	322
Foursight Capital Automobile Receivables Trust, Ser 2021-2, Cl A2
0.400%, 04/15/2025 (B)	166	165
Foursight Capital Automobile Receivables Trust, Ser 2021-2, Cl A3
0.810%, 05/15/2026 (B)	265	257
Foursight Capital Automobile Receivables Trust, Ser 2022-1, Cl A2
1.150%, 09/15/2025 (B)	219	214
GLS Auto Receivables Issuer Trust, Ser 2021-1A, Cl B
0.820%, 04/15/2025 (B)	746	742
GLS Auto Receivables Issuer Trust, Ser 2021-3A, Cl A
0.420%, 01/15/2025 (B)	271	268
GLS Auto Receivables Trust, Ser 2021-2A, Cl B
0.770%, 09/15/2025 (B)	865	848
GM Financial Consumer Automobile Receivables Trust, Ser 2022-3, Cl A2A
3.500%, 09/16/2025	750	746
Harley-Davidson Motorcycle Trust, Ser 2022-A, Cl A2A
2.450%, 05/15/2025	1,525	1,513
JPMorgan Chase Bank - CACLN, Ser 2020-1, Cl B
0.991%, 01/25/2028 (B)	378	372
JPMorgan Chase Bank - CACLN, Ser 2020-2, Cl B
0.840%, 02/25/2028 (B)	888	867
LAD Auto Receivables Trust, Ser 2022-1A, Cl A
5.210%, 06/15/2027 (B)	385	384
Lendbuzz Securitization Trust, Ser 2021-1A, Cl A
1.460%, 06/15/2026 (B)	944	915
Prestige Auto Receivables Trust, Ser 2021-1A, Cl A2
0.550%, 09/16/2024 (B)	432	429
Santander Consumer Auto Receivables Trust, Ser 2020-AA, Cl A
1.370%, 10/15/2024 (B)	100	100
Santander Drive Auto Receivables Trust, Ser 2020-2, Cl C
1.460%, 09/15/2025	182	181

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust, Ser 2020-4, Cl C
1.010%, 01/15/2026	$1,600	$1,580
Santander Drive Auto Receivables Trust, Ser 2021-1, Cl C
0.750%, 02/17/2026	1,625	1,596
Santander Drive Auto Receivables Trust, Ser 2021-2, Cl B
0.590%, 09/15/2025	410	407
Santander Drive Auto Receivables Trust, Ser 2021-3, Cl B
0.600%, 12/15/2025	495	488
Santander Drive Auto Receivables Trust, Ser 2021-4, Cl C
1.260%, 02/16/2027	1,600	1,541
Santander Drive Auto Receivables Trust, Ser 2022-3, Cl A2
2.760%, 03/17/2025	600	596
Santander Drive Auto Receivables Trust, Ser 2022-4, Cl A2
4.050%, 07/15/2025	975	972
Santander Drive Auto Receivables Trust, Ser 2022-5, Cl A2
3.980%, 01/15/2025	140	140
Tidewater Auto Receivables Trust, Ser 2020-AA, Cl B
1.610%, 03/17/2025 (B)	133	133
Tricolor Auto Securitization Trust, Ser 2021-1A, Cl A
0.740%, 04/15/2024 (B)	180	179
Tricolor Auto Securitization Trust, Ser 2022-1A, Cl A
3.300%, 02/18/2025 (B)	320	317
UNIFY Auto Receivables Trust, Ser 2021-1A, Cl A3
0.510%, 06/16/2025 (B)	517	510
United Auto Credit Securitization Trust, Ser 2022-1, Cl A
1.110%, 07/10/2024 (B)	273	271
United Auto Credit Securitization Trust, Ser 2022-1, Cl B
2.100%, 03/10/2025 (B)	805	786
United Auto Credit Securitization Trust, Ser 2022-2, Cl A
4.390%, 04/10/2025 (B)	933	932
Westlake Automobile Receivables Trust, Ser 2019-2A, Cl E
4.020%, 04/15/2025 (B)	1,050	1,047
Westlake Automobile Receivables Trust, Ser 2020-3A, Cl A2
0.560%, 05/15/2024 (B)	132	132

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Westlake Automobile Receivables Trust, Ser 2020-3A, Cl B
0.780%, 11/17/2025 (B)	$330	$327
Westlake Automobile Receivables Trust, Ser 2021-1A, Cl B
0.640%, 03/16/2026 (B)	950	930
Westlake Automobile Receivables Trust, Ser 2021-2A, Cl A2A
0.320%, 04/15/2025 (B)	276	273
Westlake Automobile Receivables Trust, Ser 2021-2A, Cl B
0.620%, 07/15/2026 (B)	485	468
		60,401

Credit Cards — 0.7%

Citibank Credit Card Issuance Trust, Ser 2018-A3, Cl A3
3.290%, 05/23/2025	490	488
Evergreen Credit Card Trust Series, Ser 2022-CRT1, Cl B
5.610%, 07/15/2026 (B)	675	673
Mercury Financial Credit Card Master Trust, Ser 2021-1A, Cl A
1.540%, 03/20/2026 (B)	1,225	1,160
Synchrony Card Funding LLC, Ser 2022-A1, Cl A
3.370%, 04/15/2028	525	517
		2,838

Mortgage Related Securities — 0.0%

Accredited Mortgage Loan Trust, Ser 2004-4, Cl A1A
3.124%, ICE LIBOR USD 1 Month + 0.680%, 01/25/2035 (A)	62	62

Other Asset-Backed Securities — 11.5%

Affirm Asset Securitization Trust, Ser 2020-Z1, Cl A
3.460%, 10/15/2024 (B)	77	76
Affirm Asset Securitization Trust, Ser 2020-Z2, Cl A
1.900%, 01/15/2025 (B)	205	201
Affirm Asset Securitization Trust, Ser 2021-A, Cl A
0.880%, 08/15/2025 (B)	285	283
Affirm Asset Securitization Trust, Ser 2021-B, Cl A
1.030%, 08/17/2026 (B)	740	701
Affirm Asset Securitization Trust, Ser 2021-Z1, Cl A
1.070%, 08/15/2025 (B)	795	771

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Affirm Asset Securitization Trust, Ser 2021-Z2, Cl A
1.170%, 11/16/2026 (B)	$371	$359
Affirm Asset Securitization Trust, Ser 2022-X1, Cl A
1.750%, 02/15/2027 (B)	961	939
Amur Equipment Finance Receivables IX LLC, Ser 2021-1A, Cl A2
0.750%, 11/20/2026 (B)	654	631
Apidos CLO XII, Ser 2018-12A, Cl AR
3.592%, ICE LIBOR USD 3 Month + 1.080%, 04/15/2031 (A)(B)	925	911
Aqua Finance Trust, Ser 2021-A, Cl A
1.540%, 07/17/2046 (B)	387	358
Atalaya Equipment Leasing Trust, Ser 2021-1A, Cl A2
1.230%, 05/15/2026 (B)	429	418
Avant Loans Funding Trust, Ser 2021-REV1, Cl A
1.210%, 07/15/2030 (B)	610	574
Bayview Opportunity Master Fund IVb Trust, Ser 2017-RT6, Cl A
3.500%, 10/28/2057 (A)(B)	205	200
Benefit Street Partners CLO X, Ser 2021-10A, Cl X
3.310%, ICE LIBOR USD 3 Month + 0.600%, 04/20/2034 (A)(B)	188	187
Benefit Street Partners CLO XII, Ser 2021-12A, Cl A1R
3.462%, ICE LIBOR USD 3 Month + 0.950%, 10/15/2030 (A)(B)	1,200	1,179
BHG Securitization Trust, Ser 2022-A, Cl A
1.710%, 02/20/2035 (B)	1,033	981
BHG Securitization Trust, Ser 2022-B, Cl A
3.750%, 06/18/2035 (B)	942	932
BSPRT Issuer, Ser 2022-FL8, Cl A
3.383%, SOFR30A + 1.500%, 02/15/2037 (A)(B)	825	800
Carbone CLO, Ser 2017-1A, Cl A1
3.850%, ICE LIBOR USD 3 Month + 1.140%, 01/20/2031 (A)(B)	350	345
Carlyle Global Market Strategies CLO, Ser 2018-1A, Cl A1R2
3.710%, ICE LIBOR USD 3 Month + 0.970%, 04/17/2031 (A)(B)	997	979
Carlyle Global Market Strategies CLO, Ser 2021-1A, Cl AR3
3.690%, ICE LIBOR USD 3 Month + 0.980%, 07/20/2031 (A)(B)	1,940	1,911
CCG Receivables Trust, Ser 2021-1, Cl A2
0.300%, 06/14/2027 (B)	177	171

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
CIFC Funding, Ser 2017-1A, Cl ARR
3.869%, ICE LIBOR USD 3 Month + 1.110%, 01/22/2031 (A)(B)	$750	$739
CIFC Funding, Ser 2018-3A, Cl AR
3.608%, ICE LIBOR USD 3 Month + 0.870%, 04/19/2029 (A)(B)	1,138	1,122
Cloud Pass-Through Trust, Ser 2019-1A, Cl CLOU
3.554%, 12/05/2022 (A)(B)	2	2
CNH Equipment Trust, Ser 2019-B, Cl B
2.870%, 11/16/2026	1,050	1,041
Crossroads Asset Trust, Ser 2021-A, Cl A2
0.820%, 03/20/2024 (B)	263	260
DB Master Finance LLC, Ser 2019-1A, Cl A2II
4.021%, 05/20/2049 (B)	1,116	1,063
Dell Equipment Finance Trust, Ser 2022-2, Cl A2
4.030%, 07/22/2027 (B)	515	513
Dext ABS LLC, Ser 2021-1, Cl A
1.120%, 02/15/2028 (B)	338	325
FCI Funding LLC, Ser 2021-1A, Cl A
1.130%, 04/15/2033 (B)	223	218
Ford Credit Floorplan Master Owner Trust A, Ser 2019-2, Cl B
3.250%, 04/15/2026	1,290	1,261
FREED ABS Trust, Ser 2021-3FP, Cl A
0.620%, 11/20/2028 (B)	14	14
FREED ABS Trust, Ser 2022-1FP, Cl A
0.940%, 03/19/2029 (B)	105	104
Hilton Grand Vacations Trust, Ser 2020-AA, Cl A
2.740%, 02/25/2039 (B)	1,398	1,338
HPEFS Equipment Trust, Ser 2021-2A, Cl B
0.610%, 09/20/2028 (B)	535	511
HPS Loan Management, Ser 2021-19, Cl XR
3.383%, ICE LIBOR USD 3 Month + 0.600%, 01/25/2034 (A)(B)	290	290
John Deere Owner Trust, Ser 2022-B, Cl A2
3.730%, 06/16/2025	800	796
KKR CLO 21, Ser 2018-21, Cl A
3.512%, ICE LIBOR USD 3 Month + 1.000%, 04/15/2031 (A)(B)	775	759
KKR CLO, Ser 2017-11, Cl AR
3.692%, ICE LIBOR USD 3 Month + 1.180%, 01/15/2031 (A)(B)	750	740
Kubota Credit Owner Trust, Ser 2020-2A, Cl A3
0.590%, 10/15/2024 (B)	168	164
LCM XXIV, Ser 2021-24A, Cl AR
3.690%, ICE LIBOR USD 3 Month + 0.980%, 03/20/2030 (A)(B)	1,000	984

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Madison Park Funding XVII, Ser 2021-17A, Cl AR2
3.732%, ICE LIBOR USD 3 Month + 1.000%, 07/21/2030 (A)(B)	$1,685	$1,664
Magnetite VIII, Ser 2018-8A, Cl AR2
3.492%, ICE LIBOR USD 3 Month + 0.980%, 04/15/2031 (A)(B)	681	673
Marlette Funding Trust, Ser 2021-2A, Cl A
0.510%, 09/15/2031 (B)	91	90
Marlette Funding Trust, Ser 2021-3A, Cl A
0.650%, 12/15/2031 (B)	223	220
Marlette Funding Trust, Ser 2022-1A, Cl A
1.360%, 04/15/2032 (B)	956	937
MF1, Ser 2022-FL8, Cl A
3.383%, SOFR30A + 1.350%, 02/19/2037 (A)(B)	750	734
MMAF Equipment Finance LLC, Ser 2020-BA, Cl A2
0.380%, 08/14/2023 (B)	97	97
MMAF Equipment Finance LLC, Ser 2021-A, Cl A3
0.560%, 06/13/2028 (B)	185	174
Navient Private Education Refi Loan Trust, Ser 2019-GA, Cl A
2.400%, 10/15/2068 (B)	372	355
Navient Private Education Refi Loan Trust, Ser 2020-DA, Cl A
1.690%, 05/15/2069 (B)	934	866
Navient Private Education Refi Loan Trust, Ser 2021-A, Cl A
0.840%, 05/15/2069 (B)	446	401
Navient Student Loan Trust, Ser 2018-1A, Cl A2
2.794%, ICE LIBOR USD 1 Month + 0.350%, 03/25/2067 (A)(B)	136	136
Neuberger Berman Loan Advisers CLO 26, Ser 2021-26A, Cl AR
3.660%, ICE LIBOR USD 3 Month + 0.920%, 10/18/2030 (A)(B)	1,150	1,133
NYCTL Trust, Ser 2019-A, Cl A
2.190%, 11/10/2032 (B)	47	46
Nyctl Trust, Ser 2022-A, Cl A
2.100%, 11/10/2034 (B)	1,075	1,036
OCP CLO, Ser 2018-5A, Cl A1R
3.846%, ICE LIBOR USD 3 Month + 1.080%, 04/26/2031 (A)(B)	300	295
Octagon Investment Partners 30, Ser 2021-1A, Cl A1R
3.710%, ICE LIBOR USD 3 Month + 1.000%, 03/17/2030 (A)(B)	670	661

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
OHA Credit Funding 3, Ser 2021-3A, Cl XR
3.310%, ICE LIBOR USD 3 Month + 0.600%, 07/02/2035 (A)(B)	$375	$375
OZLM VII, Ser 2018-7RA, Cl A1R
3.750%, ICE LIBOR USD 3 Month + 1.010%, 07/17/2029 (A)(B)	740	731
OZLM VIII, Ser 2021-8A, Cl A1R3
3.720%, ICE LIBOR USD 3 Month + 0.980%, 10/17/2029 (A)(B)	695	686
PFS Financing, Ser 2020-A, Cl A
1.270%, 06/15/2025 (B)	620	605
PFS Financing, Ser 2020-E, Cl A
1.000%, 10/15/2025 (B)	1,240	1,193
SCF Equipment Leasing LLC, Ser 2022-1A, Cl A2
2.060%, 02/22/2028 (B)	1,264	1,230
Sequoia Infrastructure Funding I, Ser 2021-1A, Cl A
3.912%, ICE LIBOR USD 3 Month + 1.400%, 04/15/2031 (A)(B)	1,326	1,317
Sierra Timeshare Receivables Funding LLC, Ser 2018-2A, Cl A
3.500%, 06/20/2035 (B)	83	81
SoFi Consumer Loan Program Trust, Ser 2019-3, Cl C
3.350%, 05/25/2028 (B)	120	120
SoFi Consumer Loan Program Trust, Ser 2021-1, Cl A
0.490%, 09/25/2030 (B)	351	341
SOUND POINT CLO XVII, Ser 2021-3A, Cl A1R
3.690%, ICE LIBOR USD 3 Month + 0.980%, 10/20/2030 (A)(B)	750	742
Structured Asset Investment Loan Trust, Ser 2005-6, Cl M2
3.224%, ICE LIBOR USD 1 Month + 0.780%, 07/25/2035 (A)	44	44
Symphony CLO XIV, Ser 2019-14A, Cl AR
3.433%, ICE LIBOR USD 3 Month + 0.950%, 07/14/2026 (A)(B)	86	85
Symphony CLO XVIII, Ser 2021-18A, Cl X
3.533%, ICE LIBOR USD 3 Month + 0.750%, 07/23/2033 (A)(B)	667	663
Symphony Static CLO I, Ser 2021-1A, Cl A
3.613%, ICE LIBOR USD 3 Month + 0.830%, 10/25/2029 (A)(B)	1,019	1,002
Upstart Securitization Trust, Ser 2020-3, Cl A
1.702%, 11/20/2030 (B)	98	98
Upstart Securitization Trust, Ser 2021-2, Cl A
0.910%, 06/20/2031 (B)	463	452

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Upstart Securitization Trust, Ser 2021-4, Cl A
0.840%, 09/20/2031 (B)	$587	$564
Verde CLO, Ser 2021-1A, Cl XR
3.262%, ICE LIBOR USD 3 Month + 0.750%, 04/15/2032 (A)(B)	263	263
Verizon Master Trust, Ser 2022-5, Cl A1A
3.720%, 07/20/2027 (C)	140	140
Verizon Owner Trust, Ser 2019-B, Cl B
2.400%, 12/20/2023	505	504
Verizon Owner Trust, Ser 2020-A, Cl A1A
1.850%, 07/22/2024	404	402
Verizon Owner Trust, Ser 2020-C, Cl A
0.410%, 04/21/2025	400	392
Vibrant CLO VI, Ser 2021-6A, Cl AR
3.046%, ICE LIBOR USD 3 Month + 0.950%, 06/20/2029 (A)(B)	769	758
Volvo Financial Equipment LLC Series, Ser 2020-1A, Cl A3
0.510%, 10/15/2024 (B)	494	484
Voya CLO, Ser 2017-1A, Cl A1R
3.640%, ICE LIBOR USD 3 Month + 0.900%, 01/18/2029 (A)(B)	637	629
Voya CLO, Ser 2018-2A, Cl A1R
3.773%, TSFR3M + 1.232%, 04/25/2031 (A)(B)	950	931
		50,501

Total Asset-Backed Securities
(Cost $116,326) ($ Thousands)		113,802

MORTGAGE-BACKED SECURITIES — 17.5%
Agency Mortgage-Backed Obligations — 4.6%
FHLMC
4.050%, 07/21/2025 to 08/28/2025	3,540	3,530
4.000%, 12/30/2024	1,245	1,240
2.940%, 11/24/2023	850	846
2.250%, 03/25/2025	2,150	2,068
FHLMC ARM
3.268%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.082%, 02/01/2030(A)	6	6
FHLMC CMO, Ser 2012-4030, Cl AN
1.750%, 04/15/2027	314	306
FHLMC CMO, Ser 2013-4272, Cl YG
2.000%, 11/15/2026	240	237
FHLMC CMO, Ser 2014-4379, Cl CB
2.250%, 04/15/2033	111	108
FHLMC CMO, Ser 2014-4387, Cl DA
3.000%, 01/15/2032	115	115

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2017-4721, Cl HV
3.500%, 09/15/2030	$443	$441
FHLMC CMO, Ser 2018-4818, Cl BD
3.500%, 03/15/2045	403	400
FHLMC Multifamily Structured Pass-Through Certificates, Ser KPLB, Cl A
2.770%, 05/25/2025	700	679
FNMA
6.000%, 01/01/2027 to 04/01/2040	85	92
5.500%, 12/01/2023 to 12/01/2024	4	4
5.000%, 02/01/2023 to 03/01/2025	1	–
3.875%, 08/28/2024	2,225	2,220
3.000%, 10/01/2030	289	284
FNMA ARM
2.983%, ICE LIBOR USD 6 Month + 1.773%, 09/01/2024(A)	2	2
2.633%, ICE LIBOR USD 6 Month + 1.835%, 09/01/2024(A)	6	6
2.465%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.215%, 01/01/2029(A)	4	4
2.231%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.120%, 11/01/2025(A)	–	–
2.045%, 05/01/2028(A)	–	–
FNMA CMO, Ser 1993-58, Cl H
5.500%, 04/25/2023	–	–
FNMA CMO, Ser 2001-33, Cl FA
2.894%, ICE LIBOR USD 1 Month + 0.450%, 07/25/2031(A)	4	4
FNMA CMO, Ser 2002-64, Cl FG
2.627%, ICE LIBOR USD 1 Month + 0.250%, 10/18/2032(A)	1	1
FNMA CMO, Ser 2012-137, Cl UE
1.750%, 09/25/2041	179	170
FNMA CMO, Ser 2013-97, Cl KA
3.000%, 11/25/2031	35	34
FNMA CMO, Ser 2016-99, Cl H
3.000%, 08/25/2043	791	778
FNMA, Ser 2017-M13, Cl FA
2.520%, LIBOR USD 1 Month + 0.400%, 10/25/2024(A)	68	68
FNMA, Ser M2, Cl A3
3.112%, 12/25/2024(A)	2,279	2,238
FREMF Mortgage Trust, Ser 2013-K32, Cl B
3.645%, 10/25/2046(A)(B)	725	719
FREMF Mortgage Trust, Ser K24, Cl B
3.603%, 11/25/2045(A)(B)	1,200	1,197
FREMF Mortgage Trust, Ser K28, Cl B
3.608%, 06/25/2046(A)(B)	715	710
FREMF Mortgage Trust, Ser K33, Cl B
3.611%, 08/25/2046(A)(B)	1,110	1,096

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FREMF Mortgage Trust, Ser K37, Cl B
4.716%, 01/25/2047(A)(B)	$125	$124
GNMA CMO, Ser 2010-151, Cl KA
3.000%, 09/16/2039	3	3
GNMA CMO, Ser 2011-158, Cl CA
3.000%, 10/20/2026	132	131
GNMA CMO, Ser 2015-56, Cl LB
1.500%, 04/16/2040	274	270

		20,131
Non-Agency Mortgage-Backed Obligations — 12.9%
Angel Oak Mortgage Trust I LLC, Ser 2018-3, Cl A1
3.649%, 09/25/2048(A)(B)	10	10
Angel Oak Mortgage Trust I LLC, Ser 2019-1, Cl A1
3.920%, 11/25/2048(A)(B)	25	25
Angel Oak Mortgage Trust I LLC, Ser 2019-2, Cl A1
3.628%, 03/25/2049(A)(B)	12	12
Angel Oak Mortgage Trust I LLC, Ser 2019-4, Cl A1
2.993%, 07/26/2049(A)(B)	34	34
Angel Oak Mortgage Trust, Ser 2020-1, Cl A1
2.466%, 12/25/2059(A)(B)	39	37
Angel Oak Mortgage Trust, Ser 2020-2, Cl A1A
2.531%, 01/26/2065(A)(B)	250	239
Angel Oak Mortgage Trust, Ser 2020-3, Cl A1
1.691%, 04/25/2065(A)(B)	365	340
Angel Oak Mortgage Trust, Ser 2020-4, Cl A1
1.469%, 06/25/2065(A)(B)	210	200
Angel Oak Mortgage Trust, Ser 2020-R1, Cl A1
0.990%, 04/25/2053(A)(B)	317	305
Angel Oak Mortgage Trust, Ser 2021-1, Cl A1
0.909%, 01/25/2066(A)(B)	691	622
Angel Oak Mortgage Trust, Ser 2021-3, Cl A1
1.068%, 05/25/2066(A)(B)	558	495
Angel Oak Mortgage Trust, Ser 2021-5, Cl A1
0.951%, 07/25/2066(A)(B)	938	829
Arroyo Mortgage Trust, Ser 2019-3, Cl A1
2.962%, 10/25/2048(A)(B)	170	161
Banc of America Mortgage Securities, Ser 2005-F, Cl 2A2
3.942%, 07/25/2035(A)	38	35

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Banc of America Mortgage Securities, Ser 2005-J, Cl 2A1
2.447%, 11/25/2035(A)	$6	$6
BBCMS Mortgage Trust, Ser 2017-DELC, Cl A
3.366%, LIBOR USD 1 Month + 0.850%, 08/15/2036(A)(B)	595	586
BBCMS Mortgage Trust, Ser 2020-C8, Cl A1
0.601%, 10/15/2053	724	677
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-3, Cl 2A1
3.351%, 06/25/2035(A)	21	21
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-6, Cl 3A1
3.650%, 08/25/2035(A)	46	43
Benchmark Mortgage Trust, Ser 2020-B17, Cl A2
2.211%, 03/15/2053	285	267
BFLD Trust, Ser 2020-OBRK, Cl A
4.441%, ICE LIBOR USD 1 Month + 2.050%, 11/15/2028(A)(B)	840	831
BPR Trust, Ser 2021-TY, Cl A
3.441%, ICE LIBOR USD 1 Month + 1.050%, 09/15/2038(A)(B)	1,000	960
BRAVO Residential Funding Trust, Ser 2020-NQM1, Cl A1
1.449%, 05/25/2060(A)(B)	166	162
BRAVO Residential Funding Trust, Ser 2021-NQM1, Cl A1
0.941%, 02/25/2049(A)(B)	305	283
BRAVO Residential Funding Trust, Ser 2021-NQM2, Cl A1
0.970%, 03/25/2060(A)(B)	278	265
BRAVO Residential Funding Trust, Ser 2021-NQM3, Cl A1
1.699%, 04/25/2060(A)(B)	470	445
Bunker Hill Loan Depositary Trust, Ser 2020-1, Cl A1
1.724%, 02/25/2055(A)(B)	166	160
BWay Mortgage Trust, Ser 2013-1515, Cl A1
2.809%, 03/10/2033(B)	261	254
BX Commercial Mortgage Trust, Ser 2019-XL, Cl B
3.471%, ICE LIBOR USD 1 Month + 1.080%, 10/15/2036(A)(B)	977	960
BX Commercial Mortgage Trust, Ser 2019-XL, Cl A
3.311%, ICE LIBOR USD 1 Month + 0.920%, 10/15/2036(A)(B)	755	746
BX Commercial Mortgage Trust, Ser 2021-VINO, Cl A
3.043%, ICE LIBOR USD 1 Month + 0.652%, 05/15/2038(A)(B)	1,025	990

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl A
3.091%, ICE LIBOR USD 1 Month + 0.700%, 09/15/2036(A)(B)	$540	$522
BX Commerical Mortgage Trust, Ser 2021-MFM1, Cl B
3.341%, ICE LIBOR USD 1 Month + 0.950%, 01/15/2034(A)(B)	1,370	1,315
BX Trust, Ser 2021-LGCY, Cl A
2.897%, ICE LIBOR USD 1 Month + 0.506%, 10/15/2023(A)(B)	1,200	1,143
BX Trust, Ser 2022-LBA6, Cl A
3.307%, TSFR1M + 1.000%, 01/15/2039(A)(B)	670	651
CFMT LLC, Ser 2022-EBO2, Cl A
3.169%, 07/25/2054(A)(B)	125	123
Chase Mortgage Finance, Ser 2021-CL1, Cl M1
3.383%, SOFR30A + 1.200%, 02/25/2050(A)(B)	497	473
CHL Mortgage Pass-Through Trust, Ser 2004-29, Cl 1A1
2.984%, ICE LIBOR USD 1 Month + 0.540%, 02/25/2035(A)	10	9
CIM Trust, Ser 2017-7, Cl A
3.000%, 04/25/2057(A)(B)	42	42
Citigroup Commercial Mortgage Trust, Ser 2015-P1, Cl AAB
3.470%, 09/15/2048	166	164
Citigroup Commercial Mortgage Trust, Ser 2016-P3, Cl AAB
3.127%, 04/15/2049	179	175
Citigroup Commercial Mortgage Trust, Ser 2019-SMRT, Cl A
4.149%, 01/10/2036(B)	625	615
Citigroup Mortgage Loan Trust, Ser 2004-HYB3, Cl 1A
3.546%, 09/25/2034(A)	9	8
Citigroup Mortgage Loan Trust, Ser 2006-AR2, Cl 1A1
2.966%, 03/25/2036(A)	52	42
Citigroup Mortgage Loan Trust, Ser 2018-RP2, Cl A1
2.548%, 02/25/2058(A)(B)	204	200
COLT Funding LLC, Ser 2021-3R, Cl A1
1.051%, 12/25/2064(A)(B)	374	343
COLT Mortgage Loan Trust, Ser 2020-2, Cl A1
1.853%, 03/25/2065(A)(B)	69	68
COLT Mortgage Loan Trust, Ser 2020-2R, Cl A1
1.325%, 10/26/2065(A)(B)	182	171

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
COLT Mortgage Loan Trust, Ser 2020-3, Cl A1
1.506%, 04/27/2065(A)(B)	$92	$89
COLT Mortgage Loan Trust, Ser 2021-1, Cl A1
0.910%, 06/25/2066(A)(B)	455	398
COLT Mortgage Loan Trust, Ser 2021-2, Cl A1
0.924%, 08/25/2066(A)(B)	577	491
COLT Mortgage Loan Trust, Ser 2021-2R, Cl A1
0.798%, 07/27/2054(B)	215	198
COLT Mortgage Loan Trust, Ser 2021-4, Cl A1
1.397%, 10/25/2066(A)(B)	1,008	872
COLT Mortgage Loan Trust, Ser 2021-HX1, Cl A1
1.110%, 10/25/2066(A)(B)	917	798
COLT Mortgage Pass-Through Certificates, Ser 2021-1R, Cl A1
0.857%, 05/25/2065(A)(B)	490	450
COMM Mortgage Trust, Ser 2014-UBS5, Cl A2
3.031%, 09/10/2047	27	27
Credit Suisse Mortgage Capital Certificates, Ser 2021-NQM4, Cl A1
1.101%, 05/25/2066(A)(B)	854	729
CSMC Trust, Ser 2019-AFC1, Cl A1
2.573%, 07/25/2049(B)	707	669
CSMC Trust, Ser 2021-AFC1, Cl A1
0.830%, 03/25/2056(A)(B)	506	427
CSMC, Ser 2021-NQM1, Cl A1
0.809%, 05/25/2065(A)(B)	550	520
CSMC, Ser 2021-NQM3, Cl A1
1.015%, 04/25/2066(A)(B)	834	732
Deephaven Residential Mortgage Trust, Ser 2021-1, Cl A1
0.715%, 05/25/2065(A)(B)	163	151
Deephaven Residential Mortgage Trust, Ser 2021-2, Cl A1
0.899%, 04/25/2066(A)(B)	209	183
Ellington Financial Mortgage Trust, Ser 2020-2, Cl A1
1.178%, 10/25/2065(A)(B)	73	69
Ellington Financial Mortgage Trust, Ser 2021-1, Cl A1
0.797%, 02/25/2066(A)(B)	124	111
Ellington Financial Mortgage Trust, Ser 2021-2, Cl A1
0.931%, 06/25/2066(A)(B)	331	291

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
ELP Commercial Mortgage Trust, Ser 2021-ELP, Cl A
3.093%, ICE LIBOR USD 1 Month + 0.701%, 11/15/2038(A)(B)	$1,060	$1,022
Extended Stay America Trust, Ser ESH, Cl B
3.772%, ICE LIBOR USD 1 Month + 1.380%, 07/15/2038(A)(B)	497	483
FNMA Connecticut Avenue Securities, Ser 2014-C04, Cl 2M2
7.444%, ICE LIBOR USD 1 Month + 5.000%, 11/25/2024(A)	259	262
FNMA Connecticut Avenue Securities, Ser 2016-C03, Cl 2M2
8.344%, ICE LIBOR USD 1 Month + 5.900%, 10/25/2028(A)	428	437
GCAT Trust, Ser 2020-NQM2, Cl A1
1.555%, 04/25/2065(B)	123	116
GCAT Trust, Ser 2021-CM1, Cl A
1.469%, 04/25/2065(A)(B)	759	726
GCAT Trust, Ser 2021-NQM1, Cl A1
0.874%, 01/25/2066(A)(B)	436	399
GCAT Trust, Ser 2021-NQM3, Cl A1
1.091%, 05/25/2066(A)(B)	521	458
GCAT Trust, Ser 2021-NQM5, Cl A1
1.262%, 07/25/2066(A)(B)	1,454	1,221
GMAC Mortgage Loan Trust, Ser 2005-AR6, Cl 2A1
3.079%, 11/19/2035(A)	89	82
GS Mortgage Securities Trust, Ser 2022-SHIP, Cl A
3.038%, TSFR1M + 0.731%, 08/15/2036(A)(B)	70	69
GS Mortgage-Backed Securities Trust, Ser 2019-SL1, Cl A1
2.625%, 01/25/2059(A)(B)	103	102
GSR Mortgage Loan Trust, Ser 2005-AR4, Cl 2A1
3.196%, 07/25/2035(A)	115	70
GSR Mortgage Loan Trust, Ser 2007-AR2, Cl 1A1
2.986%, 05/25/2037(A)	80	47
Impac CMB Trust, Ser 2004-9, Cl 1A1
3.204%, ICE LIBOR USD 1 Month + 0.760%, 01/25/2035(A)	19	18
Impac CMB Trust, Ser 2005-2, Cl 1A1
2.964%, ICE LIBOR USD 1 Month + 0.520%, 04/25/2035(A)	23	22
Impac CMB Trust, Ser 2005-3, Cl A1
2.924%, ICE LIBOR USD 1 Month + 0.480%, 08/25/2035(A)	25	23

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Impac CMB Trust, Ser 2005-5, Cl A1
3.084%, ICE LIBOR USD 1 Month + 0.320%, 08/25/2035(A)	$17	$16
Impac CMB Trust, Ser 2005-8, Cl 1A
2.964%, ICE LIBOR USD 1 Month + 0.520%, 02/25/2036(A)	54	51
Imperial Fund Mortgage Trust, Ser 2021-NQM1, Cl A1
1.071%, 06/25/2056(A)(B)	723	647
Imperial Fund Mortgage Trust, Ser 2021-NQM2, Cl A1
1.073%, 09/25/2056(A)(B)	464	388
Imperial Fund Mortgage Trust, Ser 2021-NQM3, Cl A1
1.595%, 11/25/2056(A)(B)	463	408
JPMBB Commercial Mortgage Securities Trust, Ser C31, Cl ASB
3.540%, 08/15/2048	197	194
JPMorgan Mortgage Trust, Ser 2005-A6, Cl 7A1
3.962%, 08/25/2035(A)	21	18
JPMorgan Mortgage Trust, Ser 2007-A3, Cl 1A1
3.215%, 05/25/2037(A)	46	41
JPMorgan Mortgage Trust, Ser 2018-7FRB, Cl A2
3.194%, ICE LIBOR USD 1 Month + 0.750%, 04/25/2046(A)(B)	190	186
JPMorgan Wealth Management, Ser 2021-CL1, Cl M1
3.483%, SOFR30A + 1.300%, 03/25/2051(A)(B)	958	882
KNDL Mortgage Trust, Ser 2019-KNSQ, Cl A
3.191%, LIBOR USD 1 Month + 0.800%, 05/15/2036(A)(B)	290	287
LSTAR Commercial Mortgage Trust, Ser 2016-4, Cl A2
2.579%, 03/10/2049(B)	832	825
LSTAR Securities Investment, Ser 2019-4, Cl A1
6.064%, ICE LIBOR USD 1 Month + 3.500%, 05/01/2024(A)(B)	316	308
Mello Warehouse Securitization Trust, Ser 2021-2, Cl A
3.194%, ICE LIBOR USD 1 Month + 0.750%, 04/25/2055(A)(B)	1,295	1,265
Merrill Lynch Mortgage-Backed Securities Trust, Ser 2007-3, Cl 2A1
3.509%, 06/25/2037(A)	57	37
MetLife Securitization Trust, Ser 2017-1A, Cl A
3.000%, 04/25/2055(A)(B)	112	107

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
MFA Trust, Ser 2020-NQM1, Cl A1
1.479%, 03/25/2065(A)(B)	$116	$112
MFA Trust, Ser 2020-NQM3, Cl A1
1.014%, 01/26/2065(A)(B)	146	141
MFA Trust, Ser 2021-INV1, Cl A1
0.852%, 01/25/2056(A)(B)	343	319
MFA Trust, Ser 2021-NQM2, Cl A1
1.029%, 11/25/2064(A)(B)	413	366
MHC Commercial Mortgage Trust, Ser 2021-MHC, Cl B
3.492%, ICE LIBOR USD 1 Month + 1.101%, 04/15/2038(A)(B)	2,800	2,688
MHP, Ser 2021-STOR, Cl A
3.091%, ICE LIBOR USD 1 Month + 0.700%, 07/15/2038(A)(B)	325	314
MHP, Ser 2022-MHIL, Cl A
3.122%, TSFR1M + 0.815%, 01/15/2027(A)(B)	390	376
Mill City Mortgage Loan Trust, Ser 2017-3, Cl A1
2.750%, 01/25/2061(A)(B)	134	132
Mill City Mortgage Loan Trust, Ser 2018-1, Cl A1
3.250%, 05/25/2062(A)(B)	93	91
Mill City Mortgage Loan Trust, Ser 2018-2, Cl A1
3.500%, 05/25/2058(A)(B)	225	222
Mill City Mortgage Loan Trust, Ser 2018-4, Cl A1B
3.473%, 04/25/2066(A)(B)	511	494
Mill City Mortgage Loan Trust, Ser 2021-NMR1, Cl A1
1.125%, 11/25/2060(A)(B)	359	337
MortgageIT Trust, Ser 2005-5, Cl A1
2.964%, ICE LIBOR USD 1 Month + 0.520%, 12/25/2035(A)	47	45
New Residential Mortgage Loan Trust, Ser 2017-3A, Cl A1
4.000%, 04/25/2057(A)(B)	162	156
New Residential Mortgage Loan Trust, Ser 2017-6A, Cl A1
4.000%, 08/27/2057(A)(B)	401	387
New Residential Mortgage Loan Trust, Ser 2018-1A, Cl A1
3.940%, 09/25/2057(A)(B)	171	165
New Residential Mortgage Loan Trust, Ser 2019-NQM4, Cl A1
2.492%, 09/25/2059(A)(B)	69	66
New Residential Mortgage Loan Trust, Ser 2020-NQM1, Cl A1
2.464%, 01/26/2060(A)(B)	309	290

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust, Ser 2020-NQM2, Cl A1
1.650%, 05/24/2060(A)(B)	$128	$119
New Residential Mortgage Loan Trust, Ser 2021-NQ2R, Cl A1
0.941%, 10/25/2058(A)(B)	176	167
New Residential Mortgage Loan Trust, Ser 2021-NQM3, Cl A1
1.156%, 11/27/2056(A)(B)	742	657
OBX Trust, Ser 2018-1, Cl A2
3.094%, ICE LIBOR USD 1 Month + 0.650%, 06/25/2057(A)(B)	29	28
OBX Trust, Ser 2021-NQM2, Cl A1
1.101%, 05/25/2061(A)(B)	685	590
Paragon Mortgages, Ser 2006-12A, Cl A2C
3.125%, ICE LIBOR USD 3 Month + 0.220%, 11/15/2038(A)(B)	80	75
PRPM LLC, Ser 2021-RPL1, Cl A1
1.319%, 07/25/2051(B)	267	244
Residential Funding Mortgage Securities, Ser 2007-SA3, Cl 2A1
4.574%, 07/27/2037(A)	63	52
Residential Mortgage Loan Trust, Ser 2020-1, Cl A1
2.376%, 01/26/2060(A)(B)	75	72
Sequoia Mortgage Trust, Ser 2004-12, Cl A1
2.908%, ICE LIBOR USD 1 Month + 0.540%, 01/20/2035(A)	9	8
Sequoia Mortgage Trust, Ser 2018-CH3, Cl A1
4.500%, 08/25/2048(A)(B)	19	19
SG Residential Mortgage Trust, Ser 2021-1, Cl A1
1.160%, 07/25/2061(A)(B)	996	854
Silverstone Master Issuer, Ser 2022-1A, Cl 1A
2.557%, U.S. SOFR + 0.380%, 01/21/2070(A)(B)	1,660	1,654
SREIT Trust, Ser 2021-MFP, Cl B
3.471%, ICE LIBOR USD 1 Month + 1.080%, 11/15/2038(A)(B)	900	860
STAR Trust, Ser 2021-1, Cl A1
1.219%, 05/25/2065(A)(B)	385	359
Starwood Mortgage Residential Trust, Ser 2020-1, Cl A1
2.275%, 02/25/2050(A)(B)	24	24
Starwood Mortgage Residential Trust, Ser 2020-3, Cl A1
1.486%, 04/25/2065(A)(B)	75	73
Starwood Mortgage Residential Trust, Ser 2021-2, Cl A1
0.943%, 05/25/2065(A)(B)	207	194

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Starwood Mortgage Residential Trust, Ser 2021-3, Cl A1
1.127%, 06/25/2056(A)(B)	$598	$491
Toorak Mortgage, Ser 2021-INV1, Cl A1
1.153%, 07/25/2056(A)(B)	465	419
Towd Point Mortgage Trust, Ser 2017-1, Cl A1
2.750%, 10/25/2056(A)(B)	243	241
Towd Point Mortgage Trust, Ser 2017-2, Cl A1
2.750%, 04/25/2057(A)(B)	305	303
Towd Point Mortgage Trust, Ser 2017-4, Cl A1
2.750%, 06/25/2057(A)(B)	339	328
Towd Point Mortgage Trust, Ser 2017-5, Cl A1
3.044%, ICE LIBOR USD 1 Month + 0.600%, 02/25/2057(A)(B)	213	211
Towd Point Mortgage Trust, Ser 2017-6, Cl A1
2.750%, 10/25/2057(A)(B)	97	94
Towd Point Mortgage Trust, Ser 2019-HY3, Cl A1A
3.444%, ICE LIBOR USD 1 Month + 1.000%, 10/25/2059(A)(B)	279	276
Towd Point Mortgage Trust, Ser 2021-SJ1, Cl A1
2.250%, 07/25/2068(A)(B)	938	891
Towd Point Mortgage Trust, Ser 2022-EBO1, Cl A
2.161%, 01/25/2052(A)(B)	584	574
TTAN, Ser 2021-MHC, Cl B
3.492%, ICE LIBOR USD 1 Month + 1.100%, 03/15/2038(A)(B)	698	671
UBS Commercial Mortgage Trust, Ser 2017-C3, Cl ASB
3.215%, 08/15/2050	250	242
UBS Commercial Mortgage Trust, Ser 2017-C6, Cl ASB
3.504%, 12/15/2050	250	243
Verus Securitization Trust, Ser 2019-4, Cl A1
2.642%, 11/25/2059(B)	79	77
Verus Securitization Trust, Ser 2019-INV3, Cl A1
2.692%, 11/25/2059(A)(B)	122	119
Verus Securitization Trust, Ser 2020-1, Cl A1
2.417%, 01/25/2060(B)	34	33
Verus Securitization Trust, Ser 2020-4, Cl A1
1.502%, 05/25/2065(B)	168	161
Verus Securitization Trust, Ser 2021-1, Cl A2
1.052%, 01/25/2066(A)(B)	395	351

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Verus Securitization Trust, Ser 2021-1, Cl A1
0.815%, 01/25/2066(A)(B)	$303	$271
Verus Securitization Trust, Ser 2021-2, Cl A1
1.031%, 02/25/2066(A)(B)	398	352
Verus Securitization Trust, Ser 2021-R1, Cl A1
0.820%, 10/25/2063(A)(B)	479	449
Verus Securitization Trust, Ser 2021-R2, Cl A1
0.918%, 02/25/2064(A)(B)	569	522
Verus Securitization Trust, Ser 2021-R3, Cl A1
1.020%, 04/25/2064(A)(B)	362	343
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR2, Cl 1A1
3.090%, 03/25/2036(A)	69	66
Wells Fargo Commercial Mortgage Trust, Ser 2015-NXS2, Cl A2
3.020%, 07/15/2058	481	470

		56,434
Total Mortgage-Backed Securities
(Cost $80,946) ($ Thousands)		76,565

U.S. TREASURY OBLIGATIONS — 13.6%
U.S. Cash Management Bill
0.000%, 01/03/2023 (D)	1,000	990
U.S. Treasury Bills
3.051%, 07/13/2023 (E)	5,000	4,857
2.532%, 01/05/2023 (E)	1,325	1,311
2.294%, 01/26/2023 (E)	2,800	2,765
1.616%, 03/23/2023 (E)	3,125	3,075
0.000%, 03/02/2023 (D)	3,100	3,049
U.S. Treasury Notes
0.500%, 03/15/2023	9,700	9,560
0.375%, 04/15/2024	4,675	4,446
0.250%, 06/15/2024	6,375	6,021
0.125%, 05/15/2023	20,905	20,434
0.125%, 10/15/2023	3,155	3,039

Total U.S. Treasury Obligations
(Cost $60,317) ($ Thousands)		59,547

MUNICIPAL BONDS — 3.8%
California — 0.4%
Golden State Tobacco Securitization, RB
0.672%, 06/01/2023	1,945	1,898

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Connecticut — 0.2%
State of Connecticut, Ser A, GO
2.000%, 07/01/2023	$790	$779

District of Columbia — 0.1%
District of Columbia Water & Sewer Authority, Sub-Ser D-SUBORDINATE, RB
1.672%, 10/01/2023	565	553

Illinois — 0.0%
Chicago, Transit Authority, Ser B, RB
1.838%, 12/01/2023	145	141

Massachusetts — 0.3%
Massachusetts School Building Authority, Sub-Ser B, RB
2.078%, 10/15/2023	1,290	1,269

New York — 2.0%
City of New York New York, Ser D-2, GO
1.150%, 03/01/2023	1,380	1,364
New York & New Jersey, Port Authority, Ser AAA, RB
1.086%, 07/01/2023	2,390	2,339
New York City Housing Development, RB
2.324%, 01/01/2023	1,410	1,405
New York City Transitional Finance Authority Building Aid Revenue, Sub-Ser S-1B, RB
0.380%, 07/15/2023	2,865	2,780
New York State Dormitory Authority, RB
0.267%, 03/15/2023	910	894

		8,782

South Carolina — 0.6%
South Carolina State, Public Service Authority, Ser E, RB
3.722%, 12/01/2023	2,470	2,463

Virginia — 0.2%
Virginia College Building Authority, RB
2.660%, 02/01/2023	835	833

Total Municipal Bonds
(Cost $17,019) ($ Thousands)		16,718

COMMERCIAL PAPER — 0.3%
Sony Capital
2.651%, 09/06/2022 (E)	1,500	1,500

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
COMMERCIAL PAPER (continued)

Total Commercial Paper
(Cost $1,499) ($ Thousands)		$1,500

	Shares
CASH EQUIVALENT — 0.1%
SEI Daily Income Trust, Government Fund, Cl F
1.840%**†	368,770	369

Total Cash Equivalent
(Cost $369) ($ Thousands)		369

Description	Face Amount (Thousands)	Market Value ($ Thousands)
REPURCHASE AGREEMENT — 1.0%
BNP Paribas
2.290%, dated 08/31/2022, to be repurchased on 09/1/2022, repurchase price $4,600,293 (collateralized by various U.S. Government Agency), 3.000% - 4.500%, 11/01/2044 - 08/01/2052, par value $1,000 - $4,160,607; with total market value of $4,692,000) (F)	$4,600	$4,600
Total Repurchase Agreement
(Cost $4,600) ($ Thousands)		4,600

Total Investments in Securities — 99.8%
(Cost $448,659) ($ Thousands)		$437,465

A list of the open futures contracts held by the Fund at August 31, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Short Contracts
U.S. 5-Year Treasury Note	(1)	Jan-2023	$(111)	$(111)	$–
U.S. 10-Year Treasury Note	(41)	Dec-2022	(4,806)	(4,793)	13
U.S. Long Treasury Bond	(1)	Dec-2022	(136)	(136)	–
			$(5,053)	$(5,040)	$13

Percentages are based on Net Assets of $438,245 ($ Thousands).
**	The rate reported is the 7-day effective yield as of August 31, 2022.
†	Investment in Affiliated Security.
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2022, the value of these securities amounted to $180,012 ($ Thousands), representing 41.1% of the Net Assets of the Fund.

(C)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(D)	Zero coupon security.
(E)	Interest rate represents the security's effective yield at the time of purchase.
(F)	Tri-Party Repurchase Agreement.

ABS — Asset-Backed Security
ARM — Adjustable Rate Mortgage
Cl — Class
CLO — Collateralized Loan Obligation
CMO — Collateralized Mortgage Obligation
DAC — Designated Activity Company
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
FREMF— Freddie Mac Multi-Family
GMAC — General Motors Acceptance Corporation
GNMA — Government National Mortgage Association

GO — General Obligation
ICE— Intercontinental Exchange
LIBOR— London Interbank Offered Rate
LLC — Limited Liability Company
MTN — Medium Term Note
PLC — Public Limited Company
RB — Revenue Bond
Ser — Series
SOFR — Secured Overnight Financing Rate
SOFRINDX — Custom SOFR Index
SOFR30A — Secured Overnight Financing Rate 30-day Average
TSFR1M — Term Secured Overnight Financing Rate 1 Month
TSFR3M - Term Secured Overnight Financing Rate 3 Months
USD — U.S. Dollar

The following is a summary of the level of inputs used as of August 31, 2022, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Corporate Obligations	–	164,364	–	164,364
Asset-Backed Securities	–	113,802	–	113,802
Mortgage-Backed Securities	–	76,565	–	76,565
U.S. Treasury Obligations	–	59,547	–	59,547
Municipal Bonds	–	16,718	–	16,718
Commercial Paper	–	1,500	–	1,500
Cash Equivalent	369	–	–	369
Repurchase Agreement	–	4,600	–	4,600
Total Investments in Securities	369	437,096	–	437,465

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Ultra Short Duration Bond Fund (Concluded)

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	13	–	–	13
Total Other Financial Instruments	13	–	–	13

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended August 31, 2022:

Security Description	Value 5/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2022	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$693	$97,189	$(97,513)	$—	$—	$369	368,770	$10	$—

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Emerging Markets Debt Fund

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS — 92.9%
Angola — 1.3%
Angola Via Avenir II BV MTN
10.447%, ICE LIBOR USD 6 Month + 7.500%, 07/01/2023 (A)		$3,312	$3,312
Angolan Government International Bond
9.500%, 11/12/2025		465	443
9.375%, 05/08/2048		5,113	3,896
9.375%, 05/08/2048 (B)		590	449
8.750%, 04/14/2032		2,917	2,386
8.750%, 04/14/2032 (B)		5,249	4,293
8.250%, 05/09/2028 (B)		2,425	2,100
8.250%, 05/09/2028		1,796	1,555
Angolan Government International Bond MTN
9.125%, 11/26/2049 (B)		1,181	886
9.125%, 11/26/2049		572	429
8.000%, 11/26/2029		2,180	1,806
Republic of Angola Via Avenir Issuer II Ireland DAC
6.927%, 02/19/2027		3,907	3,536
			25,091

Argentina — 1.3%
Argentine Republic Government International Bond
4.875%, 07/09/2029 (C)		15,071	3,954
4.250%, 07/09/2023 (C)		3,853	1,080
3.625%, 07/09/2023 (C)		35,053	7,882
1.000%, 07/09/2029		1,627	377
0.750%, 07/09/2023 (C)		36,209	8,600
0.500%, 07/09/2029	EUR	13	3
0.125%, 07/09/2030		407	86
Provincia de Buenos Aires MTN
4.000%, 09/01/2023 (C)		977	219
Provincia de Cordoba
6.875%, 12/10/2025 (B)(C)		$721	542
Rio Energy
6.875%, 02/01/2025 (B)		372	249
YPF
8.750%, 04/04/2024 (B)		726	605
			23,597

Armenia — 0.0%
Republic of Armenia International Bond
3.600%, 02/02/2031		1,247	897

Azerbaijan — 1.1%
Republic of Azerbaijan International Bond
5.125%, 09/01/2029		3,222	3,013
3.500%, 09/01/2032		1,205	1,040
Southern Gas Corridor CJSC
6.875%, 03/24/2026 (B)		1,774	1,867
6.875%, 03/24/2026		8,079	8,502

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
State Oil of the Azerbaijan Republic
6.950%, 03/18/2030		$4,011	$4,143
6.950%, 03/18/2030		340	351
State Oil of the Azerbaijan Republic MTN
4.750%, 03/13/2023		1,100	1,098
4.750%, 03/13/2023		229	228
			20,242

Bahamas — 0.0%
Bahamas Government International Bond
6.000%, 11/21/2028		1,370	880

Bahrain — 0.5%
Bahrain Government International Bond
5.450%, 09/16/2032		5,975	5,108
Bahrain Government International Bond MTN
4.250%, 01/25/2028		1,254	1,138
CBB International Sukuk Programme WLL
3.875%, 05/18/2029 (B)		1,359	1,201
Oil and Gas Holding BSCC
8.375%, 11/07/2028 (B)		810	848
8.375%, 11/07/2028		300	314
7.625%, 11/07/2024 (B)		304	309
			8,918

Belarus — 0.1%
Development Bank of the Republic of Belarus JSC
6.750%, 05/02/2024		1,896	304
Republic of Belarus International Bond
6.875%, 02/28/2023 (B)		2,423	630
6.875%, 02/28/2023		200	52
6.378%, 02/24/2031 (B)		1,061	196
5.875%, 02/24/2026		2,270	454
			1,636

Belize — 0.0%
Belize Government International Bond
4.938%, 02/20/2038		94	47

Benin — 0.2%
Benin Government International Bond
6.875%, 01/19/2052	EUR	115	82
4.950%, 01/22/2035		581	425
4.875%, 01/19/2032 (B)		3,509	2,638
4.875%, 01/19/2032		156	117
			3,262

Bermuda — 0.4%
Bermuda Government International Bond
5.000%, 07/15/2032 (B)		$1,808	1,820
5.000%, 07/15/2032		592	596
4.750%, 02/15/2029		2,968	2,982

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
3.717%, 01/25/2027		$1,048	$1,026
3.375%, 08/20/2050		1,013	744
2.375%, 08/20/2030		532	447
			7,615

Brazil — 6.7%
Braskem Netherlands Finance BV
5.875%, 01/31/2050 (B)		2,392	1,949
Brazil Letras do Tesouro Nacional
11.710%, 01/01/2025 (D)	BRL	51,000	7,549
7.620%, 07/01/2023 (D)		23,000	3,993
7.520%, 01/01/2024 (D)		68,174	11,180
Brazil Loan Trust 1
5.477%, 07/24/2023 (B)		$321	317
Brazil Minas SPE via State of Minas Gerais
5.333%, 02/15/2028		1,296	1,261
5.333%, 02/15/2028		994	967
Brazil Notas do Tesouro Nacional, Ser B
6.000%, 05/15/2045	BRL	435	332
Brazil Notas do Tesouro Nacional, Ser F
10.000%, 01/01/2023		74,831	14,274
10.000%, 01/01/2025		84,607	15,640
10.000%, 01/01/2027		100,021	18,041
10.000%, 01/01/2029		73,996	12,970
10.000%, 01/01/2031		36,818	6,310
Brazil Notas do Tesouro Nacional Serie F
10.000%, 01/01/2033		6,164	1,062
Brazilian Government International Bond
5.625%, 01/07/2041		$523	447
5.625%, 02/21/2047		2,018	1,667
5.000%, 01/27/2045		3,758	2,892
4.750%, 01/14/2050		3,302	2,390
3.750%, 09/12/2031		5,892	5,019
2.875%, 06/06/2025		5,034	4,809
Centrais Eletricas Brasileiras
4.625%, 02/04/2030 (B)		232	208
CSN Inova Ventures
6.750%, 01/28/2028 (B)		800	759
CSN Resources
4.625%, 06/10/2031 (B)		804	623
Gol Finance
7.000%, 01/31/2025 (B)		1,322	794
Iochpe-Maxion Austria GmbH
5.000%, 05/07/2028 (B)		866	742
MC Brazil Downstream Trading SARL
7.250%, 06/30/2031 (B)		1,867	1,561
7.250%, 06/30/2031		420	351
Minerva Luxembourg
4.375%, 03/18/2031 (B)		462	385
MV24 Capital BV
6.748%, 06/01/2034 (B)		571	525

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Nexa Resources
5.375%, 05/04/2027 (B)		$4,041	$3,878
Suzano Austria GmbH (B)
7.000%, 03/16/2047		572	574
6.000%, 01/15/2029		406	407
5.000%, 01/15/2030		687	644
			124,520

Cameroon — 0.0%
Republic of Cameroon International Bond
5.950%, 07/07/2032	EUR	823	589

Cayman Islands — 0.1%
Neon Capital MTN
2.216%, 01/06/2028 (A)	JPY	314,610	1,792

Chile — 1.8%
ALFA Desarrollo SPA
4.550%, 09/27/2051 (B)		$353	254
ATP Tower Holdings LLC
4.050%, 04/27/2026 (B)	CLP	381	334
Banco de Credito e Inversiones
3.500%, 10/12/2027 (B)		$1,691	1,594
Bonos de la Tesoreria de la Republica
1.900%, 09/01/2030	CLP	903,412	999
Bonos de la Tesoreria de la Republica en pesos
6.000%, 01/01/2043		570,000	594
5.000%, 10/01/2028 (B)		1,565,000	1,632
5.000%, 03/01/2035		580,000	560
4.700%, 09/01/2030 (B)		2,110,000	2,137
4.500%, 03/01/2026		1,530,000	1,586
2.800%, 10/01/2033 (B)		625,000	499
Cencosud
4.375%, 07/17/2027 (B)		$2,283	2,202
Chile Government International Bond
4.340%, 03/07/2042		951	816
4.000%, 01/31/2052		625	492
3.625%, 10/30/2042		1,368	1,061
3.500%, 01/31/2034		336	292
3.250%, 09/21/2071		4,642	2,946
3.100%, 05/07/2041		605	443
3.100%, 01/22/2061		730	469
2.750%, 01/31/2027		2,052	1,900
2.550%, 07/27/2033		10,125	8,116
2.450%, 01/31/2031		378	319
Empresa de los Ferrocarriles del Estado
3.830%, 09/14/2061		500	355
Empresa de Transporte de Pasajeros Metro
3.650%, 05/07/2030 (B)		217	201
Empresa Nacional del Petroleo
3.450%, 09/16/2031 (B)		504	423

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Nacional del Cobre de Chile
3.750%, 01/15/2031 (B)		$234	$212
3.700%, 01/30/2050 (B)		669	487
3.150%, 01/14/2030		750	662
3.000%, 09/30/2029		1,050	926
3.000%, 09/30/2029 (B)		390	344
			32,855

China — 5.2%
Alibaba Group Holding Ltd
3.250%, 02/09/2061		208	134
Blossom Joy
3.100% (A)(E)		243	231
China Government Bond
3.810%, 09/14/2050	CNY	8,700	1,412
3.720%, 04/12/2051		3,800	608
3.530%, 10/18/2051		16,870	2,633
3.280%, 12/03/2027		61,730	9,332
3.270%, 11/19/2030		80,930	12,247
3.020%, 10/22/2025		54,100	8,038
3.010%, 05/13/2028		2,000	298
2.910%, 10/14/2028		5,000	739
2.890%, 11/18/2031		64,850	9,544
2.880%, 11/05/2023		37,000	5,429
2.850%, 06/04/2027		72,270	10,690
2.800%, 03/24/2029		4,700	690
2.760%, 05/15/2032		2,160	316
2.750%, 02/17/2032		1,530	223
2.690%, 08/12/2026		6,000	881
2.240%, 05/25/2025		4,000	581
1.990%, 04/09/2025		85,700	12,361
China Government International Bond
3.250%, 10/19/2023		$2,175	2,171
1.250%, 10/26/2026 (B)		2,160	1,996
0.550%, 10/21/2025		1,465	1,338
0.400%, 10/21/2023		3,830	3,709
China Minmetals Corp
3.750% (A)(E)		2,559	2,556
Chinalco Capital Holdings
2.125%, 06/03/2026		632	583
Chinalco Capital Holdings Ltd
4.100% (A)(E)		307	304
CNAC HK Finbridge
4.125%, 07/19/2027		575	550
3.000%, 09/22/2030		1,021	868
CNAC HK Finbridge Co Ltd
5.125%, 03/14/2028		361	357
Dianjian Haiyu Ltd
4.300% (A)(E)		205	204
Dianjian International Finance Ltd
4.600% (A)(E)		448	449

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
ENN Clean Energy International Investment
3.375%, 05/12/2026 (B)		$308	$271
Huarong Finance II MTN
5.500%, 01/16/2025		311	288
Leader Goal International MTN
4.250% (A)(E)		263	263
Meituan
3.050%, 10/28/2030		238	172
Minmetals Bounteous Finance BVI
3.375% (A)(E)		1,080	1,051
Powerchina Roadbridge Group British Virgin Islands
3.080% (A)(E)		423	399
Prosus NV MTN
3.061%, 07/13/2031 (B)	CNY	1,409	1,046
Shimao Group Holdings
5.600%, 07/15/2026		$2,542	318
5.200%, 01/30/2025		2,111	275
Sinopec Group Overseas Development 2018
2.300%, 01/08/2031 (F)		1,040	907
Tencent Holdings MTN
3.240%, 06/03/2050 (B)		620	413
Wanda Properties International
7.250%, 01/29/2024		1,217	876
Wanda Properties Overseas
6.950%, 12/05/2022		200	186
6.875%, 07/23/2023		244	200
			98,137

Colombia — 4.3%
AI Candelaria Spain
7.500%, 12/15/2028 (B)(F)		1,453	1,377
Colombia Government International Bond
9.850%, 06/28/2027	COP	7,914,000	1,609
9.850%, 06/28/2027		994,000	202
8.125%, 05/21/2024		$288	299
7.375%, 09/18/2037		382	362
6.125%, 01/18/2041		4,004	3,200
5.625%, 02/26/2044		1,555	1,131
5.200%, 05/15/2049		4,851	3,302
5.000%, 06/15/2045		4,862	3,264
4.500%, 03/15/2029		3,192	2,786
4.375%, 03/21/2023	COP	4,586,000	1,000
4.125%, 02/22/2042		$4,731	2,963
3.875%, 04/25/2027		725	649
3.875%, 02/15/2061		804	451
3.250%, 04/22/2032		4,054	2,991
3.125%, 04/15/2031		1,746	1,317
3.000%, 01/30/2030		1,198	929
Colombian TES
10.000%, 07/24/2024	COP	13,754,400	3,052
9.250%, 05/28/2042		6,455,600	1,134

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
7.750%, 09/18/2030	COP	7,800,300	$1,386
7.500%, 08/26/2026		48,073,200	9,476
7.250%, 10/18/2034		28,503,600	4,492
7.250%, 10/26/2050		6,253,600	864
7.000%, 03/26/2031		41,434,200	6,914
7.000%, 03/26/2031		1,757,100	293
7.000%, 06/30/2032		29,893,000	4,833
6.250%, 11/26/2025		13,845,700	2,707
6.250%, 07/09/2036		9,621,900	1,339
6.000%, 04/28/2028		22,723,100	3,924
5.750%, 11/03/2027		20,080,900	3,504
3.000%, 03/25/2033		1,516,300	857
2.250%, 04/18/2029		1,309,400	768
Ecopetrol
6.875%, 04/29/2030		$686	638
5.875%, 11/02/2051		504	337
Empresas Publicas de Medellin ESP (B)
8.375%, 11/08/2027	COP	4,600,000	802
7.625%, 09/10/2024		2,224,000	449
7.625%, 09/10/2024		1,827,000	369
Financiera de Desarrollo Territorial Findeter
7.875%, 08/12/2024 (B)		1,408,000	293
7.875%, 08/12/2024		1,095,000	228
Geopark
5.500%, 01/17/2027 (B)		$1,438	1,249
Gran Tierra Energy
7.750%, 05/23/2027 (B)		390	320
Grupo Aval
4.375%, 02/04/2030 (B)		1,083	869
Millicom International Cellular
5.125%, 01/15/2028 (B)		733	676
SierraCol Energy Andina LLC
6.000%, 06/15/2028 (B)		1,819	1,338
			80,943

Costa Rica — 0.2%
Costa Rica Government International Bond
7.000%, 04/04/2044		780	680
7.000%, 04/04/2044		732	638
6.125%, 02/19/2031		2,401	2,247
			3,565

Côte d'Ivoire — 0.5%
Ivory Coast Government International Bond
6.875%, 10/17/2040	EUR	2,734	1,982
6.625%, 03/22/2048 (B)		1,859	1,271
6.625%, 03/22/2048		4,364	2,984
6.625%, 03/22/2048		1,137	777
6.125%, 06/15/2033		$200	169
5.875%, 10/17/2031 (B)	EUR	198	160
5.750%, 12/31/2032 (C)		$27	24
5.250%, 03/22/2030	EUR	1,000	814

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
4.875%, 01/30/2032	EUR	520	$395
			8,576

Czechia — 2.0%
Czech Republic Government Bond
4.200%, 12/04/2036	CZK	12,390	483
2.750%, 07/23/2029		134,160	4,801
2.500%, 08/25/2028		293,280	10,496
2.400%, 09/17/2025		167,370	6,261
2.000%, 10/13/2033		71,520	2,252
1.250%, 02/14/2025		137,070	5,015
1.200%, 03/13/2031		38,160	1,176
1.000%, 06/26/2026		77,590	2,710
0.950%, 05/15/2030		47,180	1,449
0.250%, 02/10/2027		29,920	989
0.050%, 11/29/2029		62,880	1,816
			37,448

Dominican Republic — 1.4%
Dominican Republic International Bond
9.750%, 06/05/2026	DOP	24,700	451
7.450%, 04/30/2044		$2,024	1,842
7.450%, 04/30/2044 (B)		587	534
6.850%, 01/27/2045		2,518	2,132
6.500%, 02/15/2048		6,323	5,084
6.400%, 06/05/2049		1,762	1,383
6.000%, 02/22/2033 (B)		2,273	1,980
6.000%, 02/22/2033		4,733	4,123
5.875%, 01/30/2060		3,748	2,649
5.500%, 02/22/2029		1,603	1,462
5.300%, 01/21/2041		2,025	1,499
4.500%, 01/30/2030		2,744	2,300
			25,439

Ecuador — 0.8%
Ecuador Government International Bond
9.388%, 07/31/2030 (D)		100	34
7.262%, 07/31/2030 (B)(D)		2,261	769
6.000%, 07/31/2023 (B)(C)		7,293	3,836
6.000%, 07/31/2023 (C)		679	357
3.500%, 07/31/2023 (B)(C)		4,432	1,706
3.500%, 07/31/2023 (C)		16,196	6,232
2.500%, 07/31/2023 (B)(C)		5,695	1,993
2.500%, 07/31/2023 (C)		2,334	817
			15,744

Egypt — 2.0%
Egypt Government Bond
16.100%, 05/07/2029	EGP	21,345	1,011
14.664%, 10/06/2030		7,247	326
14.556%, 10/13/2027		17,572	812
14.406%, 07/07/2027		24,826	1,128
14.382%, 01/12/2031		5,367	231
14.292%, 01/05/2028		28,937	1,297

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Egypt Government International Bond
8.875%, 05/29/2050		$2,020	$1,299
8.875%, 05/29/2050 (B)		1,808	1,163
8.700%, 03/01/2049		1,710	1,085
8.700%, 03/01/2049 (B)		724	459
7.903%, 02/21/2048		1,618	972
7.903%, 02/21/2048 (B)		1,140	685
7.625%, 05/29/2032 (B)		2,905	2,037
7.625%, 05/29/2032		5,283	3,704
6.588%, 02/21/2028 (B)		936	739
Egypt Government International Bond MTN
8.500%, 01/31/2047		5,294	3,371
8.500%, 01/31/2047 (B)		1,381	879
8.150%, 11/20/2059		874	544
7.600%, 03/01/2029 (B)		910	716
7.600%, 03/01/2029		1,133	891
7.500%, 02/16/2061 (B)		2,122	1,232
7.300%, 09/30/2033		3,976	2,693
7.300%, 09/30/2033 (B)		2,493	1,689
7.053%, 01/15/2032 (B)		1,551	1,084
6.375%, 04/11/2031 (B)	EUR	1,498	1,009
6.375%, 04/11/2031		2,820	1,900
5.875%, 02/16/2031		$1,314	894
5.800%, 09/30/2027		642	501
5.800%, 09/30/2027 (B)		740	578
5.625%, 04/16/2030	EUR	1,081	728
4.750%, 04/11/2025		633	541
4.750%, 04/11/2025 (B)		325	278
4.750%, 04/16/2026		900	707
			37,183

El Salvador — 0.5%
El Salvador Government International Bond
9.500%, 07/15/2052		$9,569	3,504
8.625%, 02/28/2029		1,919	707
8.250%, 04/10/2032		1,208	452
7.625%, 02/01/2041		1,185	398
7.625%, 02/01/2041 (B)		755	253
7.125%, 01/20/2050		328	105
6.375%, 01/18/2027 (B)		1,014	385
5.875%, 01/30/2025		4,230	2,105
5.875%, 01/30/2025 (B)		1,401	697
			8,606

Ethiopia — 0.0%
Ethiopia International Bond
6.625%, 12/11/2024		431	238
Federal Democratic Republic of Ethiopia
6.625%, 12/11/2024 (B)		692	382
			620

Gabon — 0.3%
Gabon Government International Bond
7.000%, 11/24/2031 (B)		4,419	3,285

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
6.625%, 02/06/2031 (B)		$1,706	$1,262
6.625%, 02/06/2031		366	271
6.375%, 12/12/2024 (B)		699	641
			5,459

Georgia — 0.0%
Georgia Government International Bond
2.750%, 04/22/2026		580	502

Ghana — 0.8%
Ghana Government International Bond
10.750%, 10/14/2030		5,489	3,938
10.750%, 10/14/2030 (B)		604	433
8.950%, 03/26/2051 (B)		912	320
8.950%, 03/26/2051		200	70
8.875%, 05/07/2042		1,946	681
8.875%, 05/07/2042 (B)		1,486	520
8.750%, 03/11/2061 (B)		1,817	622
8.750%, 03/11/2061		1,039	356
8.627%, 06/16/2049 (B)		731	255
8.625%, 04/07/2034		4,601	1,630
7.875%, 03/26/2027 (B)		89	39
7.875%, 02/11/2035 (B)		1,175	415
7.875%, 02/11/2035		1,640	579
7.750%, 04/07/2029		1,521	570
7.750%, 04/07/2029 (B)		450	169
7.625%, 05/16/2029		3,054	1,146
Republic of Ghana Government Bonds
20.750%, 03/06/2023	GHS	2,770	267
19.250%, 12/18/2023		5,730	485
Tullow Oil (B)
10.250%, 05/15/2026		$506	470
7.000%, 03/01/2025		1,747	1,385
			14,350

Guatemala — 0.5%
CT Trust
5.125%, 02/03/2032 (B)		1,444	1,246
Guatemala Government Bond
5.375%, 04/24/2032		1,382	1,324
5.375%, 04/24/2032 (B)		187	179
5.250%, 08/10/2029 (B)		2,962	2,890
4.900%, 06/01/2030		1,211	1,150
4.650%, 10/07/2041		1,714	1,356
4.500%, 05/03/2026		941	922
3.700%, 10/07/2033		1,055	853
3.700%, 10/07/2033 (B)		320	259
			10,179

Honduras — 0.1%
Honduras Government International Bond
6.250%, 01/19/2027		479	407

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
5.625%, 06/24/2030		$2,043	$1,542
			1,949

Hong Kong — 0.0%
NWD
4.125%, 07/18/2029		1,026	861

Hungary — 0.9%
Hungary Government Bond
4.750%, 11/24/2032	HUF	1,801,830	3,295
4.500%, 03/23/2028		1,049,560	2,046
4.000%, 04/28/2051		453,050	596
2.750%, 12/22/2026		1,555,570	2,870
Hungary Government International Bond
5.500%, 06/16/2034		$544	507
5.250%, 06/16/2029 (B)		1,395	1,342
5.250%, 06/16/2029		615	592
3.125%, 09/21/2051		4,848	3,028
2.125%, 09/22/2031		1,898	1,389
1.750%, 06/05/2035	EUR	2,232	1,593
1.500%, 11/17/2050		800	459
			17,717

India — 0.4%
Adani Electricity Mumbai
3.949%, 02/12/2030 (B)		$720	595
Export-Import Bank of India MTN
3.250%, 01/15/2030		1,179	1,051
2.250%, 01/13/2031		1,052	857
Greenko Power II MTN
4.300%, 12/13/2028		710	573
Network i2i
5.650%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.277% (A)(B)(E)		290	277
Power Finance MTN
3.950%, 04/23/2030 (B)		786	709
Reliance Industries (B)
3.625%, 01/12/2052		986	744
2.875%, 01/12/2032		1,175	996
Vedanta Resources
7.125%, 05/31/2023		300	276
Vedanta Resources Finance II
13.875%, 01/21/2024 (B)		403	349
8.950%, 03/11/2025		760	586
			7,013

Indonesia — 6.4%
Freeport Indonesia
6.200%, 04/14/2052 (B)		949	842
Freeport Indonesia MTN
5.315%, 04/14/2032 (B)		1,605	1,484
Indonesia Asahan Aluminium Persero
6.757%, 11/15/2048		345	326

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
6.530%, 11/15/2028 (B)		$593	$618
5.800%, 05/15/2050 (B)		1,683	1,437
5.710%, 11/15/2023 (B)		866	879
Indonesia Government International Bond
8.500%, 10/12/2035		2,310	2,975
8.500%, 10/12/2035		400	515
7.750%, 01/17/2038		1,710	2,099
4.750%, 02/11/2029		534	553
3.550%, 03/31/2032 (F)		1,455	1,371
3.500%, 01/11/2028		2,736	2,661
3.200%, 09/23/2061		2,423	1,771
3.050%, 03/12/2051		1,640	1,255
2.850%, 02/14/2030		4,270	3,936
2.150%, 07/28/2031		2,191	1,882
1.400%, 10/30/2031	EUR	1,262	1,009
1.300%, 03/23/2034		755	558
1.100%, 03/12/2033		1,000	744
Indonesia Government International Bond MTN
5.250%, 01/17/2042		$3,928	3,933
5.125%, 01/15/2045		458	451
4.625%, 04/15/2043		1,563	1,472
3.750%, 06/14/2028	EUR	372	372
Indonesia Treasury Bond
9.000%, 03/15/2029	IDR	53,386,000	3,975
8.750%, 05/15/2031		81,954,000	6,090
8.375%, 03/15/2024		58,925,000	4,125
8.375%, 03/15/2034		25,425,000	1,862
8.375%, 04/15/2039		69,773,000	5,183
8.250%, 05/15/2029		98,767,000	7,100
8.250%, 05/15/2036		108,493,000	7,884
8.125%, 05/15/2024		126,936,000	8,882
7.500%, 08/15/2032		33,735,000	2,330
7.500%, 06/15/2035		54,500,000	3,782
7.500%, 05/15/2038		23,246,000	1,596
7.500%, 04/15/2040		44,557,000	3,083
7.125%, 06/15/2042		24,817,000	1,674
7.000%, 05/15/2027		27,100,000	1,844
7.000%, 09/15/2030		25,941,000	1,744
6.625%, 05/15/2033		16,461,000	1,069
6.500%, 06/15/2025		12,559,000	853
6.500%, 02/15/2031		18,400,000	1,198
6.375%, 04/15/2032		102,637,000	6,557
5.125%, 04/15/2027		42,000,000	2,661
Medco Bell Pte
6.375%, 01/30/2027 (B)		$626	553
Minejesa Capital BV (B)
5.625%, 08/10/2037		1,448	1,189
4.625%, 08/10/2030		582	531
Pertamina Persero
2.300%, 02/09/2031 (B)		3,682	3,044

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Pertamina Persero MTN
3.650%, 07/30/2029 (B)		$985	$928
Perusahaan Penerbit SBSN Indonesia III
4.400%, 06/06/2027 (B)		1,077	1,088
Perusahaan Perseroan Persero Perusahaan Listrik Negara
1.875%, 11/05/2031 (B)	EUR	1,143	910
Perusahaan Perseroan Persero Perusahaan Listrik Negara MTN
6.150%, 05/21/2048		$1,070	1,019
5.250%, 10/24/2042		1,097	968
5.250%, 05/15/2047		710	614
4.375%, 02/05/2050 (B)		355	273
3.375%, 02/05/2030		206	181
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara MTN
6.150%, 05/21/2048 (B)		1,015	967
			118,900

Iraq — 0.1%
Iraq Government International Bond
5.800%, 01/15/2028		1,391	1,158

Israel — 0.5%
Bank Leumi Le-Israel
3.275%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 1.631%, 01/29/2031 (A)(B)		592	525
Bank of Israel Bill - Makam
1.938%, 11/02/2022 (D)	ILS	23,881	7,160
Israel Government International Bond
4.500%, 04/03/2120		$1,737	1,581
Leviathan Bond
6.750%, 06/30/2030 (B)		550	522
State of Israel
3.800%, 05/13/2060		269	229
			10,017

Jamaica — 0.1%
Digicel Holdings Bermuda
8.750%, 05/25/2024 (B)		790	757
Digicel International Finance
8.750%, 05/25/2024 (B)		650	622
			1,379

Jordan — 0.2%
Jordan Government International Bond
7.750%, 01/15/2028 (B)		1,431	1,416
7.375%, 10/10/2047		1,120	918
7.375%, 10/10/2047 (B)		62	51
5.850%, 07/07/2030 (B)		850	744
5.850%, 07/07/2030		731	640
			3,769

Description	Face Amount (Thousands)	Market Value ($ Thousands)
GLOBAL BONDS (continued)
Kazakhstan — 1.5%
Development Bank of Kazakhstan JSC
4.125%, 12/10/2022	$880	$876
2.950%, 05/06/2031	1,539	1,197
2.950%, 05/06/2031 (B)	723	562
Kazakhstan Government International Bond
4.875%, 10/14/2044	1,804	1,524
4.875%, 10/14/2044 (B)	922	779
Kazakhstan Government International Bond MTN
6.500%, 07/21/2045 (B)	3,895	3,917
KazMunayGas National JSC
6.375%, 10/24/2048 (B)	1,764	1,485
6.375%, 10/24/2048	350	295
5.750%, 04/19/2047 (B)	3,294	2,707
5.375%, 04/24/2030	1,549	1,444
5.375%, 04/24/2030 (B)	1,295	1,207
5.375%, 04/24/2030	6,045	5,636
4.750%, 04/24/2025 (B)	985	960
3.500%, 04/14/2033	1,830	1,437
3.500%, 04/14/2033 (B)	384	302
KazTransGas JSC
4.375%, 09/26/2027 (B)	1,219	1,106
4.375%, 09/26/2027	308	279
Tengizchevroil Finance International
3.250%, 08/15/2030 (B)	630	476
2.625%, 08/15/2025	1,594	1,381
		27,570

Kenya — 0.4%
Republic of Kenya Government International Bond
8.250%, 02/28/2048	1,237	840
8.000%, 05/22/2032	3,632	2,687
8.000%, 05/22/2032 (B)	437	323
7.000%, 05/22/2027	2,729	2,156
7.000%, 05/22/2027 (B)	423	334
6.875%, 06/24/2024 (B)	1,005	875
6.300%, 01/23/2034	768	524
		7,739

Kuwait — 0.1%
Meglobal Canada ULC MTN MTN
5.875%, 05/18/2030 (B)	250	261
NBK SPC
1.625%, U.S. SOFR + 1.050%, 09/15/2027 (A)(B)	1,000	894
NBK Tier 1 Financing 2
4.500%, CMTUSD6Y + 2.832% (A)(B)(E)	693	642
		1,797

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Lebanon — 0.3%
Lebanon Government International Bond
8.250%, 05/17/2034 (G)		$11,222	$795
8.200%, 05/17/2033 (G)		3,557	252
6.850%, 03/23/2027 (G)		1,116	82
6.750%, 11/29/2027 (G)		3,188	208
6.650%, 04/22/2024 (G)		2,000	131
6.000%, 01/27/2023 (G)		738	51
Lebanon Government International Bond MTN
8.250%, 04/12/2021 (G)		23,098	1,506
7.000%, 03/20/2028 (G)		2,671	177
6.850%, 05/25/2029 (G)		2,941	202
6.650%, 02/26/2030 (G)		2,063	142
6.600%, 11/27/2026 (G)		2,218	145
6.400%, 05/26/2023 (G)		2,645	172
6.375%, 03/09/2020 (G)		8,235	581
6.250%, 05/27/2022 (G)		409	27
6.150%, 06/19/2020 (G)		8,161	532
6.100%, 10/04/2022 (G)		5,652	368
6.100%, 10/04/2022 (G)		3,411	222
5.800%, 04/14/2020 (G)		10,239	668
			6,261

Macao — 0.0%
Studio City Finance (B)
6.500%, 01/15/2028		507	286
6.000%, 07/15/2025		119	76
			362

Malaysia — 6.5%
1MDB Global Investments
4.400%, 03/09/2023		7,000	6,690
1MDB Global Investments Ltd
4.400%, 03/09/2023		6,600	6,307
Malaysia Government Bond
5.248%, 09/15/2028	MYR	4,975	1,193
4.935%, 09/30/2043		1,200	283
4.921%, 07/06/2048		3,873	905
4.762%, 04/07/2037		2,775	653
4.736%, 03/15/2046		1,052	240
4.696%, 10/15/2042		2,300	532
4.504%, 04/30/2029		1,000	231
4.392%, 04/15/2026		5,125	1,179
4.254%, 05/31/2035		18,929	4,238
4.232%, 06/30/2031		2,000	454
4.181%, 07/15/2024		25,895	5,881
4.065%, 06/15/2050		3,800	781
4.059%, 09/30/2024		17,428	3,954
3.955%, 09/15/2025		49,844	11,310
3.906%, 07/15/2026		26,876	6,078
3.900%, 11/30/2026		9,147	2,063
3.899%, 11/16/2027		4,402	990

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
3.885%, 08/15/2029	MYR	10,218	$2,273
3.882%, 03/14/2025		12,532	2,836
3.828%, 07/05/2034		44,271	9,547
3.800%, 08/17/2023		42,002	9,462
3.795%, 09/30/2022		4,800	1,073
3.757%, 04/20/2023		24,623	5,536
3.757%, 05/22/2040		30,517	6,291
3.733%, 06/15/2028		29,774	6,619
3.582%, 07/15/2032		1,000	216
3.502%, 05/31/2027		9,500	2,104
3.478%, 06/14/2024		9,387	2,106
2.632%, 04/15/2031		33,667	6,783
Malaysia Government Investment Issue
4.369%, 10/31/2028		2,000	457
4.119%, 11/30/2034		5,418	1,193
4.070%, 09/30/2026		14,000	3,169
Malaysia Wakala Sukuk
2.070%, 04/28/2031		$1,970	1,752
Petronas Capital MTN
4.550%, 04/21/2050		1,931	1,886
3.500%, 04/21/2030		1,790	1,716
2.480%, 01/28/2032		2,421	2,106
			121,087

Mexico — 9.5%
America Movil
7.125%, 12/09/2024	MXN	23,310	1,061
Banco Mercantil del Norte (B)(E)
7.500%, US Treas Yield Curve Rate T Note Const Mat 10 Yr + 5.470% (A)		$623	567
6.750%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.967% (A)		1,569	1,509
Banco Nacional de Comercio Exterior SNC
2.720%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.000%, 08/11/2031 (A)(B)		1,777	1,545
Cemex (B)
5.450%, 11/19/2029		622	576
5.125%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.534% (A)(E)		277	230
3.875%, 07/11/2031		782	659
Comision Federal de Electricidad
7.350%, 11/25/2025	MXN	52,305	2,378
6.264%, 02/15/2052 (B)		$1,125	909
5.750%, 02/14/2042 (B)		570	473
4.750%, 02/23/2027 (B)		364	342
4.688%, 05/15/2029 (B)		2,843	2,580
4.688%, 05/15/2029		2,267	2,057
3.875%, 07/26/2033		800	614
3.348%, 02/09/2031 (B)		605	478
FEL Energy VI Sarl
5.750%, 12/01/2040 (B)		275	208

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Mexican Bonos
10.000%, 12/05/2024	MXN	120,907	$6,049
8.500%, 05/31/2029		119,482	5,775
8.500%, 11/18/2038		259,923	12,308
8.000%, 11/07/2047		91,207	4,071
7.750%, 05/29/2031		423,345	19,353
7.750%, 11/13/2042		170,924	7,482
7.500%, 06/03/2027		247,313	11,518
5.750%, 03/05/2026		47,634	2,121
5.750%, 03/05/2026		19,946	888
Mexican Udibonos
4.500%, 12/04/2025		211,022	10,598
4.000%, 11/30/2028		141,396	6,977
3.500%, 11/16/2023		289,187	14,347
Mexico City Airport Trust
5.500%, 07/31/2047 (B)		$1,068	804
Mexico Government International Bond
4.875%, 05/19/2033		5,203	4,984
4.750%, 04/27/2032 (F)		999	969
4.600%, 02/10/2048		578	464
4.280%, 08/14/2041		765	611
3.771%, 05/24/2061		7,262	4,816
3.500%, 02/12/2034		216	181
2.659%, 05/24/2031		4,193	3,476
2.375%, 02/11/2030	EUR	820	724
2.250%, 08/12/2036		608	440
Mexico Government International Bond MTN
6.050%, 01/11/2040		$859	860
5.750%, 10/12/2110		3,850	3,290
Minera Mexico
4.500%, 01/26/2050 (B)		870	682
Petroleos Mexicanos
7.690%, 01/23/2050 (B)		2,359	1,625
7.690%, 01/23/2050		5,333	3,674
6.840%, 01/23/2030		1,781	1,447
6.840%, 01/23/2030 (B)		534	434
6.700%, 02/16/2032		11,554	9,022
6.625%, 06/15/2035		7,616	5,465
6.625%, 06/15/2038		205	136
6.500%, 01/23/2029 (B)		1,111	925
6.500%, 06/02/2041		1,481	945
6.375%, 01/23/2045		1,020	638
5.950%, 01/28/2031		1,757	1,327
5.950%, 01/28/2031 (B)		727	549
5.350%, 02/12/2028 (B)		576	469
Petroleos Mexicanos MTN
8.750%, 06/02/2029 (B)		2,987	2,753
6.750%, 09/21/2047		2,283	1,440
6.750%, 09/21/2047		440	277
Poinsettia Finance
6.625%, 06/17/2031		7,220	6,570

Description	Face Amount (Thousands)	Market Value ($ Thousands)
GLOBAL BONDS (continued)
United Mexican States MTN
5.550%, 01/21/2045	$676	$632
		178,302

Mongolia — 0.3%
Development Bank of Mongolia LLC
7.250%, 10/23/2023 (B)	1,149	1,120
Mongolia Government International Bond
5.125%, 04/07/2026	546	502
4.450%, 07/07/2031	200	154
3.500%, 07/07/2027	2,155	1,788
Mongolia Government International Bond MTN
8.750%, 03/09/2024	2,896	2,947
		6,511

Morocco — 0.1%
Morocco Government International Bond
5.500%, 12/11/2042	260	212
4.000%, 12/15/2050	1,029	668
3.000%, 12/15/2032	1,542	1,153
		2,033

Mozambique — 0.0%
Mozambique International Bond
9.000%, 09/15/2023 (C)	400	282
9.000%, 09/15/2023 (B)(C)	355	250
		532

Nigeria — 0.9%
IHS Netherlands Holdco BV
8.000%, 09/18/2027 (B)	399	365
Nigeria Government International Bond
9.248%, 01/21/2049	524	369
8.747%, 01/21/2031	303	236
7.875%, 02/16/2032	1,402	1,010
7.696%, 02/23/2038 (B)	852	544
Nigeria Government International Bond MTN
8.375%, 03/24/2029	2,665	2,108
8.375%, 03/24/2029 (B)	4,144	3,278
8.250%, 09/28/2051 (B)	3,933	2,487
7.625%, 11/28/2047 (B)	1,380	845
7.375%, 09/28/2033 (B)	1,092	729
7.375%, 09/28/2033	4,206	2,807
6.500%, 11/28/2027 (B)	610	467
6.500%, 11/28/2027	70	54
6.125%, 09/28/2028	2,061	1,489
		16,788

Oman — 0.7%
Oman Government International Bond
7.000%, 01/25/2051	1,349	1,243
6.750%, 10/28/2027	4,931	5,142
6.750%, 01/17/2048	5,007	4,477

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
GLOBAL BONDS (continued)
6.500%, 03/08/2047	$300	$262
6.250%, 01/25/2031	1,965	1,981
		13,105

Pakistan — 0.4%
Pakistan Government International Bond
8.250%, 09/30/2025 (B)	335	228
7.875%, 03/31/2036	285	153
6.875%, 12/05/2027	1,954	1,202
6.875%, 12/05/2027 (B)	1,073	660
Pakistan Government International Bond MTN
8.875%, 04/08/2051	470	248
7.375%, 04/08/2031	4,223	2,354
6.000%, 04/08/2026 (B)	3,716	2,311
		7,156

Panama — 1.2%
Aeropuerto Internacional de Tocumen
5.125%, 08/11/2061 (B)	469	378
AES Panama Generation Holdings SRL
4.375%, 05/31/2030 (B)	639	555
Banco Nacional de Panama
2.500%, 08/11/2030 (B)	1,160	938
Cable Onda
4.500%, 01/30/2030 (B)	227	200
Empresa de Transmision Electrica
5.125%, 05/02/2049 (B)	873	719
Panama Bonos del Tesoro
3.362%, 06/30/2031	2,115	1,840
Panama Government International Bond
9.375%, 04/01/2029	870	1,061
8.125%, 04/28/2034	699	853
6.700%, 01/26/2036	400	431
4.500%, 04/16/2050	3,381	2,681
4.500%, 04/01/2056	2,566	1,983
4.500%, 01/19/2063	2,266	1,711
4.300%, 04/29/2053	360	275
3.870%, 07/23/2060	2,324	1,600
3.750%, 03/16/2025	1,420	1,404
3.298%, 01/19/2033	1,656	1,405
2.252%, 09/29/2032	4,453	3,461
		21,495

Papua New Guinea — 0.0%
Papua New Guinea Government International Bond
8.375%, 10/04/2028	850	696

Paraguay — 0.4%
Bioceanico Sovereign Certificate Ltd
2.742%, 06/05/2034 (D)	2,468	1,624
Paraguay Government International Bond
6.100%, 08/11/2044	1,980	1,840

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
5.600%, 03/13/2048		$417	$354
5.400%, 03/30/2050		946	791
4.950%, 04/28/2031		1,086	1,045
2.739%, 01/29/2033		1,410	1,111
			6,765

Peru — 3.5%
ABY Transmission Sur
6.875%, 04/30/2043 (B)		310	314
Fondo MIVIVIENDA
7.000%, 02/14/2024 (B)	PEN	5,422	1,399
Inkia Energy
5.875%, 11/09/2027 (B)		$487	463
Kallpa Generacion
4.875%, 05/24/2026 (B)		398	386
Kallpa Generacion SA
4.125%, 08/16/2027 (B)		1,197	1,113
Peru Government Bond
6.950%, 08/12/2031	PEN	4,251	1,037
6.350%, 08/12/2028		2,325	567
6.150%, 08/12/2032		31,269	7,087
5.940%, 02/12/2029		13,490	3,182
5.400%, 08/12/2034		12,040	2,481
5.350%, 08/12/2040		959	182
5.200%, 09/12/2023		1,204	309
Peruvian Government International Bond
8.750%, 11/21/2033		$540	693
8.200%, 08/12/2026	PEN	18	5
8.200%, 08/12/2026		6,280	1,705
6.950%, 08/12/2031		30,735	7,501
6.950%, 08/12/2031		724	177
6.900%, 08/12/2037		4,039	931
6.850%, 02/12/2042		882	199
6.350%, 08/12/2028		13,329	3,252
5.940%, 02/12/2029		15,595	3,679
5.700%, 08/12/2024 (B)		6,317	1,622
5.625%, 11/18/2050		$626	651
5.400%, 08/12/2034	PEN	1,738	358
3.750%, 03/01/2030	EUR	170	170
3.600%, 01/15/2072		$299	205
3.550%, 03/10/2051		850	633
3.230%, 07/28/2121		3,035	1,893
3.000%, 01/15/2034		1,931	1,574
2.844%, 06/20/2030		255	222
2.783%, 01/23/2031		9,785	8,334
1.950%, 11/17/2036	EUR	1,461	1,048
1.250%, 03/11/2033		3,208	2,385
Petroleos del Peru
5.625%, 06/19/2047		$8,816	6,080
5.625%, 06/19/2047 (B)		1,432	988
4.750%, 06/19/2032		1,799	1,434

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
4.750%, 06/19/2032 (B)		$1,695	$1,351
			65,610

Philippines — 0.8%
Philippine Government International Bond
4.200%, 03/29/2047		2,366	2,144
3.900%, 11/26/2022	PHP	52,000	917
3.700%, 02/02/2042		$1,115	959
3.200%, 07/06/2046		1,110	861
3.000%, 02/01/2028		693	668
1.950%, 01/06/2032		7,171	6,004
1.750%, 04/28/2041	EUR	606	426
1.648%, 06/10/2031		$2,599	2,150
			14,129

Poland — 2.2%
Republic of Poland Government Bond
3.750%, 05/25/2027	PLN	18,320	3,433
3.250%, 07/25/2025		12,260	2,370
2.750%, 04/25/2028		23,662	4,192
2.750%, 10/25/2029		27,414	4,649
2.500%, 04/25/2024		7,644	1,524
2.500%, 07/25/2026		44,147	8,064
2.500%, 07/25/2027		18,610	3,292
1.750%, 04/25/2032		56,120	8,208
1.250%, 10/25/2030		25,063	3,661
0.250%, 10/25/2026		15,264	2,506
			41,899

Qatar — 1.2%
Qatar Energy
3.300%, 07/12/2051 (B)		$382	304
3.125%, 07/12/2041 (B)		466	379
2.250%, 07/12/2031		3,850	3,357
2.250%, 07/12/2031 (B)		973	848
Qatar Government International Bond
5.103%, 04/23/2048 (B)		1,813	1,945
5.103%, 04/23/2048		1,583	1,698
4.817%, 03/14/2049		4,678	4,827
4.817%, 03/14/2049 (B)		333	344
4.400%, 04/16/2050 (B)		1,261	1,236
4.400%, 04/16/2050		3,250	3,184
3.750%, 04/16/2030		4,327	4,349
3.750%, 04/16/2030 (B)		287	288
			22,759

Romania — 2.5%
Romania Government Bond
6.700%, 02/25/2032	RON	36,850	7,021
5.850%, 04/26/2023		2,330	479
5.000%, 02/12/2029		18,895	3,351
4.850%, 07/25/2029		4,155	724
4.750%, 10/11/2034		3,575	560
4.400%, 09/25/2023		970	195

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
4.250%, 06/28/2023	RON	3,930	$796
4.150%, 01/26/2028		5,910	1,029
4.150%, 10/24/2030		4,200	679
4.000%, 10/25/2023		4,865	972
3.650%, 07/28/2025		16,080	2,987
3.650%, 09/24/2031		7,895	1,200
3.250%, 06/24/2026		4,730	836
2.500%, 10/25/2027		15,580	2,515
Romanian Government International Bond
5.250%, 11/25/2027 (B)		$1,074	1,043
5.125%, 06/15/2048		354	292
4.000%, 02/14/2051		2,474	1,706
4.000%, 02/14/2051 (B)		930	641
3.625%, 03/27/2032 (B)		1,752	1,413
3.624%, 05/26/2030	EUR	590	492
3.000%, 02/27/2027 (B)		$542	488
2.750%, 04/14/2041 (B)	EUR	3,215	1,869
2.625%, 12/02/2040 (B)		452	262
2.000%, 04/14/2033 (B)		381	252
Romanian Government International Bond MTN
6.125%, 01/22/2044		$312	295
4.625%, 04/03/2049	EUR	1,781	1,324
4.125%, 03/11/2039		546	405
3.875%, 10/29/2035		1,700	1,310
3.750%, 02/07/2034		3,142	2,450
3.375%, 02/08/2038 (B)		1,496	1,051
3.375%, 01/28/2050		3,177	1,884
3.375%, 01/28/2050 (B)		1,556	923
2.875%, 05/26/2028		377	326
2.875%, 04/13/2042 (B)		773	450
2.875%, 04/13/2042		1,290	752
2.500%, 02/08/2030 (B)		935	739
2.125%, 03/07/2028		982	828
2.124%, 07/16/2031		166	119
2.000%, 01/28/2032		206	142
2.000%, 04/14/2033		2,128	1,407
			46,207

Russia — 1.2%
Gazprom PJSC Via Gaz Capital
4.950%, 02/06/2028 (B)		$684	342
Gazprom PJSC via Gaz Finance
4.599%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.264% (B)(E)		1,233	463
Russian Federal Bond - OFZ
8.500%, 09/17/2031	RUB	148,472	730
8.150%, 02/03/2027		567,929	2,790
7.700%, 03/23/2033		115,299	567
7.700%, 03/16/2039		120,219	591
7.650%, 04/10/2030		12,078	59

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
7.250%, 05/10/2034	RUB	60,340	$296
7.050%, 01/19/2028		1,035,010	5,085
7.000%, 08/16/2023		52,160	256
7.000%, 07/30/2036		127,961	629
6.900%, 05/23/2029		128,287	630
6.900%, 07/23/2031		423,320	2,080
6.700%, 03/14/2029		463,192	2,276
6.100%, 07/18/2035		84,790	417
4.500%, 07/16/2025		738,130	3,627
Russian Foreign Bond - Eurobond
4.375%, 03/21/2029		$4,200	1,974
Vnesheconombank Via VEB Finance
6.800%, 11/22/2025 (B)		600	29
6.800%, 11/22/2025		240	11
			22,852

Saudi Arabia — 1.1%
EIG Pearl Holdings Sarl (B)
4.387%, 11/30/2046		1,240	1,000
3.545%, 08/31/2036		992	867
Global Sukuk
1.602%, 06/17/2026		3,876	3,558
KSA Sukuk
2.250%, 05/17/2031 (B)		2,576	2,301
Saudi Arabian Oil
1.625%, 11/24/2025		1,108	1,027
Saudi Arabian Oil MTN
4.250%, 04/16/2039		1,620	1,522
Saudi Government International Bond MTN
5.000%, 04/17/2049		2,911	2,894
4.500%, 10/26/2046		2,958	2,760
4.500%, 10/26/2046 (B)		704	657
3.450%, 02/02/2061		1,529	1,172
3.250%, 10/22/2030		1,914	1,845
3.250%, 11/17/2051 (B)		2,160	1,660
			21,263

Senegal — 0.2%
Senegal Government International Bond
6.750%, 03/13/2048		1,037	725
5.375%, 06/08/2037	EUR	906	616
4.750%, 03/13/2028		1,820	1,537
4.750%, 03/13/2028 (B)		170	143
			3,021

Serbia — 0.2%
Serbia International Bond
3.125%, 05/15/2027		451	392
2.125%, 12/01/2030		$512	368
1.650%, 03/03/2033	EUR	406	249
1.500%, 06/26/2029		2,518	1,816
Serbia International Bond MTN
2.050%, 09/23/2036		1,524	878

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Serbia Treasury Bonds
5.875%, 02/08/2028	RSD	31,570	$255
4.500%, 01/11/2026		24,780	199
4.500%, 08/20/2032		14,680	99
			4,256

South Africa — 6.4%
AngloGold Ashanti Holdings
3.750%, 10/01/2030		$323	274
Bidvest Group
3.625%, 09/23/2026 (B)		528	483
Eskom Holdings SOC
4.314%, 07/23/2027		1,785	1,572
Eskom Holdings SOC MTN
8.450%, 08/10/2028		1,117	1,015
6.350%, 08/10/2028		650	615
Eskom Holdings SOC Ltd
7.125%, 02/11/2025 (B)		3,690	3,468
Eskom Holdings SOC Ltd MTN
8.450%, 08/10/2028 (B)		1,284	1,167
7.500%, 09/15/2033	ZAR	52,500	2,228
6.750%, 08/06/2023		$1,174	1,139
6.750%, 08/06/2023 (B)		1,100	1,067
Republic of South Africa Government Bond
10.500%, 12/21/2026	ZAR	203,288	12,524
9.000%, 01/31/2040		99,963	4,812
8.875%, 02/28/2035		289,587	14,406
8.750%, 01/31/2044		181,227	8,397
8.750%, 02/28/2048		202,738	9,330
8.500%, 01/31/2037		331,953	15,627
8.250%, 03/31/2032		192,471	9,536
8.000%, 01/31/2030		72,850	3,740
7.000%, 02/28/2031		147,868	6,877
6.500%, 02/28/2041		33,672	1,244
6.250%, 03/31/2036		103,805	4,026
Republic of South Africa Government International Bond
7.300%, 04/20/2052		$2,605	2,161
6.300%, 06/22/2048		570	442
5.875%, 09/16/2025		1,067	1,081
5.875%, 06/22/2030		199	186
5.875%, 04/20/2032		5,139	4,574
5.750%, 09/30/2049		6,979	4,967
5.650%, 09/27/2047		899	642
5.000%, 10/12/2046		475	320
4.850%, 09/27/2027		690	650
Sasol Financing USA LLC
6.500%, 09/27/2028		540	522
5.875%, 03/27/2024		661	664
4.375%, 09/18/2026		532	495
			120,251

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Sri Lanka — 0.5%
Sri Lanka Government International Bond
7.850%, 03/14/2029		$2,519	$838
7.550%, 03/28/2030		1,701	566
6.850%, 03/14/2024		1,445	477
6.825%, 07/18/2026 (B)		1,612	546
6.825%, 07/18/2026		800	271
6.750%, 04/18/2028 (B)		7,034	2,335
6.750%, 04/18/2028		3,680	1,222
6.350%, 06/28/2024		1,840	607
6.200%, 05/11/2027		3,486	1,157
5.750%, 04/18/2023		1,124	377
			8,396

Supranational — 0.8%
Africa Finance
2.875%, 04/28/2028 (B)		2,555	2,198
African Export-Import Bank
3.798%, 05/17/2031 (B)		301	247
African Export-Import Bank MTN
3.994%, 09/21/2029 (B)		543	477
Banque Ouest Africaine de Developpement
5.000%, 07/27/2027 (B)		1,274	1,197
4.700%, 10/22/2031 (B)		934	799
4.700%, 10/22/2031		430	368
Inter-American Development Bank MTN
7.875%, 03/14/2023	IDR	134,700,000	9,185
			14,471

Taiwan — 0.1%
TSMC Arizona
4.250%, 04/22/2032		$631	621
3.250%, 10/25/2051		220	175
2.500%, 10/25/2031		254	215
			1,011

Thailand — 2.6%
GC Treasury Center MTN
4.300%, 03/18/2051 (B)		1,054	815
Thailand Government Bond
5.670%, 03/13/2028	THB	3,000	97
4.875%, 06/22/2029		15,000	477
3.775%, 06/25/2032		300,593	9,094
3.650%, 06/20/2031		62,000	1,858
3.625%, 06/16/2023		34,000	952
3.400%, 06/17/2036		268,387	7,651
3.300%, 06/17/2038		126,579	3,479
2.875%, 12/17/2028		30,402	866
2.875%, 06/17/2046		4,865	119
2.400%, 12/17/2023		167,000	4,649
2.125%, 12/17/2026		13,087	362
2.000%, 12/17/2031		122,008	3,201
2.000%, 06/17/2042		141,323	3,095
1.600%, 12/17/2029		15,000	390

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
1.600%, 06/17/2035	THB	51,336	$1,209
1.585%, 12/17/2035		116,002	2,669
1.450%, 12/17/2024		124,000	3,386
1.250%, 03/12/2028		89,293	2,446
1.000%, 06/17/2027		50,000	1,309
			48,124

Tunisia — 0.3%
Tunisian Republic
6.375%, 07/15/2026 (B)	EUR	2,441	1,437
6.375%, 07/15/2026		962	566
5.750%, 01/30/2025		$628	376
5.750%, 01/30/2025 (B)		194	116
5.625%, 02/17/2024	EUR	6,046	3,965
			6,460

Turkey — 1.4%
Aydem Yenilenebilir Enerji
7.750%, 02/02/2027 (B)		$972	722
Export Credit Bank of Turkey
8.250%, 01/24/2024 (B)		327	321
Hazine Mustesarligi Varlik Kiralama
7.250%, 02/24/2027 (B)		4,097	4,041
Turkey Government Bond
1.500%, 06/18/2025	TRY	56,008	4,088
Turkey Government International Bond
7.250%, 12/23/2023 (F)		$1,210	1,210
6.875%, 03/17/2036		1,313	985
6.375%, 10/14/2025		409	371
6.125%, 10/24/2028		1,486	1,204
6.000%, 01/14/2041		1,091	707
5.950%, 01/15/2031		4,335	3,237
5.750%, 03/22/2024		145	138
5.750%, 05/11/2047		869	526
5.125%, 02/17/2028		2,826	2,218
4.875%, 10/09/2026		847	704
4.875%, 04/16/2043		4,778	2,730
4.750%, 01/26/2026		2,048	1,751
Turkiye Ihracat Kredi Bankasi
5.750%, 07/06/2026		967	811
Turkiye Sise ve Cam Fabrikalari AS
6.950%, 03/14/2026 (B)		725	672
Yapi ve Kredi Bankasi MTN
5.850%, 06/21/2024 (B)		632	597
			27,033

Uganda — 0.1%
Republic of Uganda Government Bonds
14.250%, 06/22/2034	UGX	5,200,000	1,191

Ukraine — 0.5%
NAK Naftogaz Ukraine via Kondor Finance
7.625%, 11/08/2026 (B)		$1,334	266
7.125%, 07/19/2024	EUR	970	196

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
NPC Ukrenergo
6.875%, 11/09/2028 (B)		$1,499	$277
6.875%, 11/09/2028		400	74
State Agency of Roads of Ukraine
6.250%, 06/24/2030		1,456	259
6.250%, 06/24/2030 (B)		554	99
Ukraine Government Bond
15.840%, 02/26/2025	UAH	92,615	1,324
Ukraine Government International Bond
9.750%, 11/01/2030		$846	167
7.750%, 09/01/2027 (B)		3,051	610
7.750%, 09/01/2028 (B)		3,030	621
7.750%, 09/01/2028		1,155	237
7.750%, 09/01/2029		2,093	411
7.375%, 09/25/2034		2,509	433
7.253%, 03/15/2035		1,242	210
6.876%, 05/21/2031		8,935	1,667
6.876%, 05/21/2031 (B)		423	79
6.750%, 06/20/2028	EUR	1,790	334
1.258%, 08/01/2041 (A)(B)		$3,182	944
1.258%, 08/01/2041 (A)		800	237
			8,445

United Arab Emirates — 1.7%
Abu Dhabi Crude Oil Pipeline LLC (B)
4.600%, 11/02/2047		2,286	2,241
3.650%, 11/02/2029		923	908
Abu Dhabi Government International Bond
4.125%, 10/11/2047 (B)		520	492
Abu Dhabi Government International Bond MTN
3.875%, 04/16/2050		628	569
3.000%, 09/15/2051		970	752
3.000%, 09/15/2051 (B)		764	592
2.500%, 04/16/2025		2,472	2,403
1.700%, 03/02/2031		1,640	1,404
1.625%, 06/02/2028		1,810	1,620
DAE Funding LLC
3.375%, 03/20/2028 (B)		850	757
DP World MTN (B)
6.850%, 07/02/2037		245	271
5.625%, 09/25/2048		648	639
4.700%, 09/30/2049		1,207	1,041
DP World Crescent MTN
4.848%, 09/26/2028		725	736
DP World Salaam
6.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.750% (A)(E)		4,046	4,026
Emirate of Dubai Government International Bonds MTN
5.250%, 01/30/2043		670	620

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Finance Department Government of Sharjah MTN
4.000%, 07/28/2050 (B)		$2,246	$1,426
Galaxy Pipeline Assets Bidco
2.940%, 09/30/2040		5,898	4,925
2.940%, 09/30/2040 (B)		884	738
2.625%, 03/31/2036 (B)		827	696
2.160%, 03/31/2034		2,116	1,846
MDGH GMTN RSC MTN
4.500%, 11/07/2028 (B)		796	826
3.950%, 05/21/2050		338	314
Sharjah Sukuk Program MTN
3.854%, 04/03/2026		1,037	1,002
			30,844

United Kingdom — 0.0%
Standard Chartered Bank MTN
8.250%, 05/18/2029 (B)	IDR	3,251,000	234

United States — 0.6%
JPMorgan Chase Bank MTN (B)
8.375%, 04/19/2039		1,563,000	112
7.500%, 06/15/2035		48,361,000	3,356
7.000%, 09/18/2030 (A)		117,660,000	7,912
Sagicor Financial
5.300%, 05/13/2028 (B)		$712	670
			12,050

Uruguay — 0.5%
Uruguay Government International Bond
8.250%, 05/21/2031	UYU	19,962	410
5.100%, 06/18/2050		$260	265
4.975%, 04/20/2055		2,538	2,550
4.375%, 01/23/2031		5,738	5,874
			9,099

Uzbekistan — 0.2%
Republic of Uzbekistan International Bond
3.900%, 10/19/2031		774	595
Republic of Uzbekistan International Bond MTN
5.375%, 02/20/2029		1,819	1,637
3.700%, 11/25/2030		301	234
Uzauto Motors AJ
4.850%, 05/04/2026 (B)		1,269	1,002
Uzbekneftegaz JSC
4.750%, 11/16/2028 (B)		1,187	872
			4,340

Venezuela — 0.2%
Petroleos de Venezuela
9.750%, 05/17/2035 (G)		3,202	96
6.000%, 05/16/2024 (G)		16,821	505
6.000%, 05/16/2024 (G)		7,900	237

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
6.000%, 05/16/2024 (G)		$1,777	$53
6.000%, 11/15/2026 (G)		24,577	737
5.500%, 04/12/2037 (G)		1,620	49
5.375%, 04/12/2027 (G)		7,825	235
Venezuela Government International Bond
9.250%, 09/15/2027 (G)		3,400	280
9.250%, 05/07/2028 (G)		4,965	410
8.250%, 10/13/2024 (G)		4,151	311
7.750%, 10/13/2019 (G)		7,816	547
			3,460

Vietnam — 0.1%
Mong Duong Finance Holdings BV
5.125%, 05/07/2029 (B)		1,594	1,312

Zambia — 1.0%
First Quantum Minerals (B)
7.500%, 04/01/2025		528	520
6.875%, 03/01/2026		531	509
6.875%, 10/15/2027		928	885
Zambia Government Bond
13.000%, 08/29/2026	ZMW	2,040	87
13.000%, 12/18/2027		8,370	324
13.000%, 01/25/2031		23,763	795
11.000%, 01/25/2026		27,670	1,127
11.000%, 06/28/2026		118,640	4,806
10.000%, 06/28/2024		99,750	5,224
Zambia Government International Bond
8.970%, 07/30/2027		$3,476	2,086
5.375%, 09/20/2022		3,663	2,040
5.375%, 09/20/2022 (B)		1,822	1,015
			19,418

Total Global Bonds
(Cost $2,135,989) ($ Thousands)			1,737,789

	Shares
AFFILIATED PARTNERSHIP — 0.1%
SEI Liquidity Fund, LP
2.260% **†(H)		1,833,120	1,833

Total Affiliated Partnership
(Cost $1,833) ($ Thousands)			1,833

Total Investments in Securities — 93.0%
(Cost $2,137,822) ($ Thousands)			$1,739,622

A list of the open futures contracts held by the Fund at August 31, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
Korea 3-Year Bond	32	Sep-2022	$2,502	$2,476	$(15)

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Emerging Markets Debt Fund (Continued)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
R186 Bond Future	756	Nov-2022	$4,922	$4,822	$15
R2030 Bond Future	650	Nov-2022	3,483	3,410	19
R2032 Bond Future	925	Nov-2022	4,686	4,610	35
R2035 Bond Future	867	Nov-2022	4,489	4,372	(13)
R2037 Bond Future	961	Nov-2022	4,738	4,626	(2)
R213 Bond Future	623	Nov-2022	3,017	2,938	(8)
U.S. 2-Year Treasury Note	49	Dec-2022	10,237	10,208	(29)
U.S. 5-Year Treasury Note	175	Dec-2022	19,502	19,394	(108)
U.S. 10-Year Treasury Note	124	Dec-2022	14,597	14,496	(101)
U.S. Long Treasury Bond	21	Dec-2022	2,876	2,853	(23)
U.S. Ultra Long Treasury Bond	60	Dec-2022	8,977	8,970	(7)
			84,026	83,175	(237)
Short Contracts
Euro-BOBL	(50)	Sep-2022	$(6,662)	$(6,188)	$93
Euro-Bund	(107)	Sep-2022	(17,237)	(15,921)	374
Euro-BUXL	(36)	Sep-2022	(6,612)	(5,959)	344
			(30,511)	(28,068)	811
			$53,515	$55,107	$574

A list of the open forward foreign currency contracts held by the Fund at August 31, 2022, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	09/21/22	USD	951	PHP	53,233	$(4)
Barclays PLC	09/06/22	EUR	510	USD	508	(5)
Barclays PLC	09/06/22 - 09/21/22	EUR	8,636	USD	9,219	526
Barclays PLC	09/21/22	EUR	10,010	USD	9,955	(123)
Barclays PLC	09/21/22	EUR	1,346	RON	6,808	56
Barclays PLC	09/21/22	USD	5,303	TRY	100,282	134
Barclays PLC	09/21/22	USD	7,659	RON	35,970	(205)
Barclays PLC	09/21/22	USD	7,853	PLN	35,700	(267)
Barclays PLC	09/21/22	USD	9,365	HUF	3,885,110	309
Barclays PLC	09/21/22	THB	15,440	USD	450	26
Barclays PLC	09/21/22	USD	18,250	EUR	17,833	(296)
Barclays PLC	09/21/22	TRY	25,140	USD	1,378	15
Barclays PLC	09/21/22 - 12/21/22	TRY	123,331	USD	6,104	(296)
Barclays PLC	09/21/22	CZK	247,040	USD	10,010	(105)
Barclays PLC	09/21/22	CLP	363,932	USD	424	17
Barclays PLC	09/21/22	HUF	3,980,610	USD	9,641	(270)
Barclays PLC	09/21/22	COP	15,793,288	USD	4,089	527
Barclays PLC	09/22/22	CNY	856	USD	127	2
BNP Paribas	09/06/22	ILS	9,446	USD	2,799	(42)
BNP Paribas	09/19/22 - 09/26/22	CNY	28,940	USD	4,247	43
BNP Paribas	09/21/22	MXN	8,021	USD	390	(7)
Citigroup	09/02/22	USD	1,770	BRL	9,400	45
Citigroup	09/02/22	BRL	13,011	USD	2,442	(70)
Citigroup	10/28/22	USD	1,072	EUR	1,072	10
Citigroup	09/06/22 - 09/21/22	USD	3,514	EUR	3,431	(61)
Citigroup	09/06/22 - 10/28/22	EUR	16,123	USD	16,804	566
Citigroup	09/21/22	CLP	1,646,933	USD	1,919	80
Citigroup	09/06/22 - 09/21/22	CLP	15,665,002	USD	16,582	(918)
Citigroup	09/19/22	TWD	8,177	USD	274	4
Citigroup	12/21/22	TWD	119,529	USD	3,955	(9)

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	09/21/22	USD	641	HUF	257,380	$—
Citigroup	09/21/22	USD	966	RON	4,660	—
Citigroup	09/21/22 - 11/16/22	USD	1,119	UGX	4,419,478	36
Citigroup	09/21/22	EUR	1,359	PLN	6,609	37
Citigroup	09/21/22	SGD	1,360	USD	976	1
Citigroup	09/21/22	USD	1,419	CZK	33,900	(31)
Citigroup	09/21/22	EUR	1,596	RON	8,097	71
Citigroup	09/21/22	USD	2,568	KRW	3,302,768	(102)
Citigroup	09/21/22	EUR	4,143	CZK	102,822	39
Citigroup	09/21/22	USD	6,023	INR	483,409	50
Citigroup	09/21/22	PLN	6,409	EUR	1,337	(16)
Citigroup	09/21/22	USD	7,175	PHP	397,006	(114)
Citigroup	09/21/22	PLN	8,270	USD	1,739	(19)
Citigroup	09/21/22	USD	9,091	THB	309,851	(583)
Citigroup	09/21/22	USD	1,038	PLN	4,990	23
Citigroup	09/21/22	USD	8,801	PLN	38,700	(578)
Citigroup	09/21/22	USD	10,234	COP	43,508,614	(420)
Citigroup	09/21/22	USD	10,485	PEN	39,370	(254)
Citigroup	09/21/22 - 06/21/23	USD	10,564	EGP	228,166	(565)
Citigroup	09/21/22	USD	10,688	IDR	156,455,699	(149)
Citigroup	09/21/22	USD	12,337	ZAR	205,670	(289)
Citigroup	09/21/22	USD	5,528	MXN	114,218	131
Citigroup	09/21/22	USD	10,116	MXN	203,870	(16)
Citigroup	09/21/22	USD	18,728	CLP	17,707,810	1,047
Citigroup	09/21/22	USD	5,308	CLP	4,441,925	(347)
Citigroup	09/21/22	RON	1,620	USD	338	2
Citigroup	09/21/22	RON	30,355	USD	6,247	(44)
Citigroup	09/21/22	PEN	95,554	USD	25,384	551
Citigroup	09/21/22	CZK	100,437	EUR	3,992	(94)
Citigroup	09/21/22	HUF	142,610	USD	359	3
Citigroup	09/21/22	CNY	153,705	USD	22,777	451
Citigroup	09/21/22	THB	154,252	USD	4,462	227
Citigroup	09/21/22 - 11/10/22	EGP	184,341	USD	9,222	(150)
Citigroup	09/21/22	MXN	187,400	USD	8,944	(341)
Citigroup	09/21/22	CZK	206,390	USD	8,822	372
Citigroup	09/21/22	INR	355,699	USD	4,527	59
Citigroup	09/21/22	ZAR	506,292	USD	30,714	1,055
Citigroup	09/21/22 - 11/16/22	UGX	4,419,478	USD	1,146	(9)
Citigroup	09/21/22	KRW	4,423,755	USD	3,537	233
Citigroup	09/21/22	COP	5,852,431	USD	1,409	89
Citigroup	09/21/22	COP	29,749,705	USD	6,581	(130)
Citigroup	09/21/22	IDR	59,263,456	USD	4,034	43
Citigroup	09/22/22	USD	2,787	CNY	19,256	10
Citigroup	11/30/22	EUR	8,537	HUF	3,551,505	51
Citigroup	12/21/22	USD	3,285	GHS	27,365	(693)
Citigroup	03/22/23	NGN	347,490	USD	738	(3)
Deutsche Bank	09/21/22	RON	1,804	EUR	355	(17)
Goldman Sachs	09/02/22	USD	11,113	BRL	59,333	339
Goldman Sachs	09/02/22	USD	2,293	BRL	11,673	(40)

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	09/02/22 - 12/02/22	BRL	85,120	USD	17,000	$706
Goldman Sachs	09/06/22	BRL	14,291	USD	2,744	(12)
Goldman Sachs	09/06/22	EUR	349	USD	355	4
Goldman Sachs	09/19/22	USD	548	THB	19,968	—
Goldman Sachs	09/06/22 - 09/21/22	USD	12,605	THB	441,658	(483)
Goldman Sachs	09/06/22 - 09/21/22	USD	18,235	EUR	18,070	(44)
Goldman Sachs	09/08/22 - 09/21/22	KRW	10,018,959	USD	7,965	484
Goldman Sachs	09/09/22 - 09/21/22	USD	25,171	ZAR	403,889	(1,510)
Goldman Sachs	09/19/22 - 09/21/22	USD	4,154	CNY	28,687	12
Goldman Sachs	09/19/22 - 09/22/22	CNY	7,526	USD	1,112	19
Goldman Sachs	09/19/22	THB	9,984	USD	273	(1)
Goldman Sachs	09/21/22	USD	32	INR	2,531	—
Goldman Sachs	09/21/22	USD	1,270	PEN	5,003	30
Goldman Sachs	09/21/22	USD	1,319	CLP	1,362,173	202
Goldman Sachs	09/21/22	USD	1,517	COP	6,745,500	5
Goldman Sachs	09/21/22 - 10/18/22	USD	1,809	EGP	36,648	33
Goldman Sachs	09/21/22 - 05/17/23	USD	1,558	EGP	29,933	(51)
Goldman Sachs	09/21/22	USD	3,393	HUF	1,274,661	(219)
Goldman Sachs	09/21/22	USD	3,817	KRW	4,912,699	(149)
Goldman Sachs	09/21/22 - 12/09/22	EUR	4,117	RON	20,777	117
Goldman Sachs	09/21/22	PEN	5,498	USD	1,400	(29)
Goldman Sachs	09/21/22	USD	6,367	CZK	152,600	(119)
Goldman Sachs	09/21/22	USD	8,817	IDR	128,998,457	(128)
Goldman Sachs	09/21/22	USD	3,288	MXN	67,712	67
Goldman Sachs	09/21/22	USD	9,737	MXN	194,913	(80)
Goldman Sachs	09/21/22	PLN	13,152	EUR	2,755	(22)
Goldman Sachs	09/21/22	EUR	5,349	PLN	25,777	92
Goldman Sachs	09/21/22	EUR	8,001	PLN	37,489	(89)
Goldman Sachs	09/21/22	RON	16,318	EUR	3,302	(57)
Goldman Sachs	09/21/22	USD	19,176	PLN	83,359	(1,463)
Goldman Sachs	09/21/22	PLN	11,280	USD	2,480	83
Goldman Sachs	09/21/22	PLN	9,570	USD	2,006	(27)
Goldman Sachs	09/21/22	TRY	22,386	USD	1,220	6
Goldman Sachs	09/21/22	USD	24,888	SGD	34,197	(371)
Goldman Sachs	09/21/22	CZK	29,194	EUR	1,156	(31)
Goldman Sachs	09/21/22	MXN	24,762	USD	1,239	12
Goldman Sachs	09/21/22	MXN	15,397	USD	738	(25)
Goldman Sachs	09/21/22	CZK	42,616	USD	1,820	76
Goldman Sachs	09/21/22	ZAR	212,330	USD	12,747	308
Goldman Sachs	09/21/22	ZAR	40,180	USD	2,346	(7)
Goldman Sachs	09/21/22	PHP	598,683	USD	11,316	668
Goldman Sachs	09/21/22 - 09/27/22	INR	1,125,053	USD	14,335	202
Goldman Sachs	09/21/22	CLP	2,551,463	USD	3,038	189
Goldman Sachs	09/21/22	COP	12,589,030	USD	3,276	436
Goldman Sachs	09/21/22	COP	7,972,786	USD	1,776	(22)
Goldman Sachs	09/21/22 - 12/21/22	IDR	81,490,908	USD	5,441	(46)
Goldman Sachs	10/24/22 - 11/30/22	EGP	53,856	USD	2,542	(87)
Goldman Sachs	10/25/22	RUB	169,305	USD	2,337	(263)
Goldman Sachs	11/03/22	USD	1,418	VND	33,364,871	—
Goldman Sachs	11/30/22	ILS	23,353	USD	7,160	103

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	03/15/23	NGN	637,150	USD	1,333	$(32)
HSBC	09/02/22	KRW	1,827,721	USD	1,410	44
HSBC	09/06/22 - 09/21/22	USD	3,003	THB	108,432	(28)
HSBC	09/12/22	USD	2,730	SGD	3,763	(33)
HSBC	09/21/22	EUR	530	CZK	13,176	6
HSBC	09/21/22	USD	1,732	ZAR	26,956	(153)
HSBC	09/21/22	EUR	2,651	PLN	12,885	69
HSBC	09/21/22	USD	5,289	IDR	79,323,078	54
HSBC	09/21/22	MXN	10,623	USD	517	(9)
HSBC	09/21/22	PLN	28,649	EUR	6,067	20
HSBC	09/21/22	PLN	6,395	EUR	1,348	(1)
HSBC	09/21/22	ZAR	50,401	USD	3,102	150
HSBC	09/27/22	USD	1,431	INR	114,067	2
HSBC	10/04/22	BRL	13,669	USD	2,599	(17)
HSBC	10/18/22	USD	596	EGP	12,111	7
JPMorgan Chase Bank	09/08/22	USD	1,336	KRW	1,803,414	12
JPMorgan Chase Bank	09/02/22 - 11/21/22	USD	16,413	KRW	21,367,686	(447)
JPMorgan Chase Bank	09/02/22 - 11/21/22	USD	27,224	BRL	147,808	1,101
JPMorgan Chase Bank	09/12/22 - 11/21/22	USD	8,032	BRL	41,703	(119)
JPMorgan Chase Bank	09/12/22 - 11/21/22	BRL	64,566	USD	13,031	618
JPMorgan Chase Bank	09/02/22 - 11/21/22	BRL	21,389	USD	4,048	(74)
JPMorgan Chase Bank	09/06/22	EUR	3,200	USD	3,180	(38)
JPMorgan Chase Bank	09/06/22	EUR	6,159	USD	6,374	179
JPMorgan Chase Bank	09/06/22 - 09/22/22	USD	15,606	EUR	15,663	160
JPMorgan Chase Bank	09/06/22 - 09/22/22	USD	25,873	EUR	25,273	(448)
JPMorgan Chase Bank	09/09/22	USD	13,165	CNY	90,895	26
JPMorgan Chase Bank	09/06/22 - 12/05/22	USD	45,923	CNY	311,772	(628)
JPMorgan Chase Bank	09/06/22 - 11/14/22	CNY	247,287	USD	36,483	581
JPMorgan Chase Bank	12/08/22	CNY	89,515	USD	12,988	(37)
JPMorgan Chase Bank	10/07/22	USD	65	COP	290,826	—
JPMorgan Chase Bank	09/07/22 - 09/12/22	USD	1,566	COP	6,837,401	(22)
JPMorgan Chase Bank	09/07/22 - 10/07/22	COP	19,658,825	USD	4,525	87
JPMorgan Chase Bank	09/08/22 - 09/23/22	TWD	85,727	USD	2,857	37
JPMorgan Chase Bank	09/08/22 - 09/21/22	KRW	2,796,975	USD	2,139	49
JPMorgan Chase Bank	11/21/22	KRW	253,617	USD	189	(1)
JPMorgan Chase Bank	09/09/22	USD	2,146	CNH	14,854	9
JPMorgan Chase Bank	09/09/22	CNH	21,971	USD	3,256	69
JPMorgan Chase Bank	09/12/22	USD	151	CZK	3,521	(7)
JPMorgan Chase Bank	09/12/22	USD	308	PEN	1,184	—
JPMorgan Chase Bank	09/12/22	SGD	3,880	USD	2,781	(1)
JPMorgan Chase Bank	09/12/22	USD	7,296	CLP	7,396,321	976
JPMorgan Chase Bank	09/12/22 - 10/17/22	USD	10,872	HUF	4,048,758	(779)
JPMorgan Chase Bank	09/12/22 - 09/21/22	PEN	20,536	USD	5,195	(143)
JPMorgan Chase Bank	09/12/22	HUF	24,576	USD	63	2
JPMorgan Chase Bank	10/17/22	HUF	225,425	USD	546	(11)
JPMorgan Chase Bank	09/12/22	CLP	6,172,288	USD	7,425	522
JPMorgan Chase Bank	11/21/22	CLP	76,659	USD	84	(1)
JPMorgan Chase Bank	09/14/22 - 09/30/22	USD	1,478	IDR	22,040,096	7
JPMorgan Chase Bank	09/19/22	USD	256	IDR	3,771,039	(2)
JPMorgan Chase Bank	09/21/22 - 09/26/22	IDR	103,918,869	USD	7,062	62
JPMorgan Chase Bank	09/14/22 - 09/30/22	IDR	352,160,550	USD	23,584	(137)

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	09/19/22 - 09/21/22	THB	74,870	USD	2,117	$61
JPMorgan Chase Bank	09/19/22	THB	9,984	USD	273	(1)
JPMorgan Chase Bank	09/21/22 - 11/14/22	ZAR	512,444	USD	30,250	298
JPMorgan Chase Bank	09/19/22 - 11/14/22	ZAR	42,088	USD	2,434	(25)
JPMorgan Chase Bank	09/21/22	USD	296	EGP	5,567	(10)
JPMorgan Chase Bank	09/21/22	EUR	674	CZK	16,923	15
JPMorgan Chase Bank	09/21/22	EUR	703	RON	3,555	30
JPMorgan Chase Bank	09/21/22	EUR	956	PLN	4,586	12
JPMorgan Chase Bank	09/21/22	USD	1,429	INR	113,868	2
JPMorgan Chase Bank	09/21/22	USD	2,393	TRY	44,112	(1)
JPMorgan Chase Bank	09/21/22 - 11/14/22	USD	2,595	MXN	53,722	65
JPMorgan Chase Bank	09/21/22 - 11/14/22	USD	1,563	MXN	31,601	(10)
JPMorgan Chase Bank	09/21/22	USD	5,659	THB	199,458	(182)
JPMorgan Chase Bank	09/21/22	USD	5,736	SGD	7,875	(90)
JPMorgan Chase Bank	09/21/22 - 11/14/22	USD	20,309	ZAR	341,282	(402)
JPMorgan Chase Bank	09/21/22	PLN	25,931	EUR	5,405	(68)
JPMorgan Chase Bank	09/21/22 - 11/07/22	EGP	27,285	USD	1,309	(28)
JPMorgan Chase Bank	09/21/22	CZK	8,459	EUR	345	2
JPMorgan Chase Bank	09/21/22	CZK	68,352	EUR	2,713	(67)
JPMorgan Chase Bank	09/21/22 - 12/21/22	TRY	81,688	USD	4,087	(145)
JPMorgan Chase Bank	09/21/22 - 11/14/22	MXN	58,816	USD	2,913	8
JPMorgan Chase Bank	09/21/22 - 11/14/22	MXN	23,082	USD	1,124	(13)
JPMorgan Chase Bank	10/17/22 - 10/18/22	USD	3,537	PHP	200,841	29
JPMorgan Chase Bank	10/11/22	USD	3,419	PHP	189,907	(46)
JPMorgan Chase Bank	10/17/22	USD	6,447	HUF	2,670,186	160
JPMorgan Chase Bank	10/18/22	PHP	3,558	USD	63	—
JPMorgan Chase Bank	10/18/22	EGP	26,426	USD	1,323	7
JPMorgan Chase Bank	10/27/22	EUR	380	RSD	45,172	4
JPMorgan Chase Bank	10/28/22	USD	6,660	EUR	6,492	(108)
JPMorgan Chase Bank	10/28/22	EUR	28,009	USD	28,684	415
JPMorgan Chase Bank	10/28/22	EUR	380	USD	380	(3)
JPMorgan Chase Bank	10/28/22	JPY	252,225	USD	1,840	12
JPMorgan Chase Bank	11/14/22	USD	12	RON	61	—
JPMorgan Chase Bank	11/14/22	PLN	368	USD	80	3
JPMorgan Chase Bank	11/14/22	PLN	5,600	USD	1,169	(10)
JPMorgan Chase Bank	11/14/22	USD	84	PLN	401	—
JPMorgan Chase Bank	11/14/22	USD	14,590	PLN	68,048	(259)
JPMorgan Chase Bank	11/21/22	USD	3,496	CLP	3,138,550	(34)
JPMorgan Chase Bank	11/30/22	EUR	701	HUF	289,939	1
JPMorgan Chase Bank	12/21/22	USD	4,681	GHS	40,421	(853)
JPMorgan Chase Bank	02/09/23	GHS	2,693	USD	283	35
JPMorgan Chase Bank	05/17/23	USD	5,382	EGP	114,466	(402)
Merrill Lynch	09/21/22	USD	2,198	CNY	14,780	(51)
Merrill Lynch	09/21/22	USD	2,333	COP	9,659,240	(154)
Merrill Lynch	09/21/22	USD	9,794	IDR	142,671,801	(184)
Merrill Lynch	09/21/22	CNY	45,756	USD	6,806	160
Merrill Lynch	09/21/22	CNH	45,756	USD	6,806	167
Merrill Lynch	09/21/22	IDR	16,336,010	USD	1,080	(21)
Merrill Lynch	03/15/23	NGN	138,229	USD	293	(3)
Morgan Stanley	09/06/22 - 09/22/22	EUR	19,173	USD	19,995	695

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Morgan Stanley	09/08/22	USD	554	THB	20,030	$(5)
Morgan Stanley	09/08/22 - 09/26/22	TWD	66,563	USD	2,216	25
Morgan Stanley	09/09/22 - 09/19/22	CNY	22,285	USD	3,296	61
Morgan Stanley	09/21/22	ZAR	20,193	USD	1,239	56
Morgan Stanley	09/09/22 - 09/19/22	ZAR	35,381	USD	2,047	(28)
Morgan Stanley	09/21/22	EUR	1,102	PLN	5,261	8
Morgan Stanley	09/21/22	USD	1,205	ZAR	20,623	3
Morgan Stanley	09/21/22	USD	1,441	ZAR	24,161	(26)
Morgan Stanley	09/21/22	EUR	2,762	CZK	68,222	12
Morgan Stanley	09/21/22	PLN	14,775	EUR	3,084	(35)
Morgan Stanley	09/21/22	EGP	30,324	USD	1,539	(15)
Morgan Stanley	09/21/22	MXN	33,855	USD	1,624	(53)
Morgan Stanley	09/26/22	USD	1,392	CNY	9,543	(5)
Morgan Stanley	10/18/22	USD	977	EGP	20,271	33
Standard Bank	09/02/22	USD	904	BRL	4,970	55
Standard Bank	09/06/22	EUR	37,221	USD	39,325	1,889
Standard Bank	09/21/22	USD	556	CLP	520,104	25
Standard Bank	09/21/22	USD	864	COP	3,643,670	(42)
Standard Bank	09/21/22	USD	1,114	INR	87,560	(14)
Standard Bank	09/21/22	USD	1,703	ZAR	28,750	(19)
Standard Bank	09/21/22	USD	1,822	ZMW	33,140	264
Standard Bank	09/21/22	USD	3,362	MXN	67,290	(28)
Standard Bank	09/21/22	USD	3,432	KRW	4,423,713	(129)
Standard Bank	09/21/22	USD	5,297	IDR	77,317,745	(89)
Standard Bank	09/21/22	EGP	6,591	USD	334	(3)
Standard Bank	09/21/22	PEN	6,920	USD	1,798	—
Standard Bank	09/21/22	USD	7,697	CNY	53,184	28
Standard Bank	09/21/22	MYR	8,143	USD	1,838	16
Standard Bank	09/21/22	USD	9,261	EUR	8,591	(613)
Standard Bank	09/21/22	USD	1,627	THB	59,301	1
Standard Bank	09/21/22	USD	8,707	THB	297,109	(549)
Standard Bank	09/21/22	USD	3,998	PEN	15,422	9
Standard Bank	09/21/22	USD	6,687	PEN	25,708	(6)
Standard Bank	09/21/22	ZAR	11,710	USD	708	22
Standard Bank	09/21/22	USD	12,530	PHP	697,044	(131)
Standard Bank	09/21/22	ZMW	12,690	USD	707	(92)
Standard Bank	09/21/22	SGD	14,100	USD	10,226	118
Standard Bank	09/21/22	MXN	203,801	USD	10,162	65
Standard Bank	09/21/22	MXN	160,110	USD	7,836	(96)
Standard Bank	09/21/22	INR	421,693	USD	5,378	80
Standard Bank	09/21/22	PHP	475,480	USD	8,959	501
Standard Bank	09/21/22	CLP	348,175	USD	407	18
Standard Bank	09/21/22	CLP	398,942	USD	429	(17)
Standard Bank	09/21/22	COP	26,184,613	USD	6,774	868
Standard Bank	09/21/22	COP	3,673,650	USD	809	(20)
Standard Bank	09/21/22	IDR	284,779,932	USD	18,983	(200)
Standard Bank	12/02/22	BRL	9,570	USD	1,807	—
Standard Bank	12/21/22	USD	1,855	GHS	15,324	(404)
Standard Bank	12/21/22	TWD	119,529	USD	3,967	3

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Standard Bank	12/21/22	TWD	118,963	USD	3,924	$(21)
Standard Bank	03/15/23 - 05/17/23	NGN	2,137,760	USD	4,390	(64)
Standard Chartered	09/02/22	BRL	4,996	USD	914	(50)
Standard Chartered	09/08/22	USD	811	TWD	24,694	1
Standard Chartered	09/08/22 - 09/21/22	USD	1,210	KRW	1,626,868	5
Standard Chartered	09/21/22	THB	585	USD	17	—
Standard Chartered	09/08/22	THB	20,030	USD	548	(1)
Standard Chartered	09/19/22	TWD	8,177	USD	274	5
Standard Chartered	09/22/22	CNY	26,463	USD	3,924	80
Standard Chartered	09/23/22	USD	3,441	MYR	15,404	7
Standard Chartered	11/17/22	PHP	42,127	USD	748	2
Standard New York	09/21/22	USD	368	CLP	374,976	51
Standard New York	09/21/22	USD	4,177	INR	335,000	32
State Street	09/06/22	EUR	2,400	USD	2,481	67
State Street	09/08/22	USD	1,428	TWD	42,733	(23)
State Street	09/21/22	COP	5,762,691	USD	1,351	51
						$492

A list of the open centrally cleared swap agreements held by the Fund at August 31, 2022, is as follows:

Credit Default Swap – Buy Protection
Reference Entity/ Obligation	Pay Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Depreciation (Thousands)
CDS ICE CHINA 6/20/2027	1.00%	Quarterly	06/20/2027	24,653	$(289)	$(170)	$(119)

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
1-DAY CLP - SINACOFI CHILE INTERBANK RATE AVG	2.145%	Semi-Annually	08/24/2030	CLP	616,282	$(196)	$–	$(196)
1-DAY BRL - CETIP	4.835%	Annually	01/02/2024	BRL	30,017	(605)	–	(605)
1-DAY BRL - CETIP	5.715%	Annually	01/02/2024	BRL	11,232	(203)	–	(203)
1-DAY BRL - CETIP	5.25%	Annually	01/02/2023	BRL	15,387	(86)	–	(86)
1-DAY BRL - CETIP	6.61%	Annually	01/02/2023	BRL	6,301	(30)	–	(30)
1-DAY BRL - CETIP	0.63%	Annually	01/02/2023	BRL	7,534	(38)	–	(38)
1-DAY BRL - CETIP	4.43%	Annually	01/02/2023	BRL	16,859	99	–	99
1-DAY BRL - CETIP	6.77%	Annually	01/02/2023	BRL	8,540	(40)	–	(40)
1-DAY BRL - CETIP	9.255%	Annually	01/02/2023	BRL	2,474	(9)	–	(9)
1-DAY BRL - CETIP	6.5%	Annually	01/02/2024	BRL	6,494	(110)	–	(110)
1-DAY BRL - CETIP	5.9725%	Annually	01/02/2024	BRL	10,140	(177)	–	(177)
1-DAY BRL - CETIP	5.56%	Annually	01/02/2024	BRL	26,364	(498)	–	(498)
1-DAY BRL - CETIP	5.76%	Annually	01/02/2024	BRL	12,439	(230)	–	(230)
1-DAY BRL - CETIP	5.65%	Annually	01/02/2025	BRL	17,121	(475)	–	(475)
1-DAY BRL - CETIP	6.82%	Annually	01/02/2025	BRL	4,671	(109)	–	(109)
1-DAY BRL - CETIP	6.77%	Annually	01/02/2025	BRL	5,570	(132)	–	(132)
1-DAY BRL - CETIP	6.455%	Annually	01/02/2025	BRL	4,989	(124)	–	(124)
BRL - 1-DAY OVERNIGHT BRAZIL INTERBANK DEPOSIT	11.32%	Annually	01/04/2027	BRL	18,092	(35)	–	(35)
1-DAY BRL - CETIP	7.45%	Annually	01/02/2024	BRL	15,514	(212)	–	(212)
1-DAY BRL - CETIP	7.7325%	Annually	01/02/2025	BRL	19,516	(358)	–	(358)
1-DAY BRL - CETIP	4.99%	Annually	01/02/2024	BRL	11,034	(216)	–	(216)

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Emerging Markets Debt Fund (Continued)

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
1-DAY CLP - SINACOFI CHILE INTERBANK RATE AVG	2.26% FIXED	Semi-Annually	03/16/2026	CLP	2,687,914	$(537)	$–	$(537)
1-DAY CLP - SINACOFI CHILE INTERBANK RATE AVG	1.16%	Semi-Annually	06/23/2025	CLP	3,237,689	(684)	–	(684)
1-DAY CLP - SINACOFI CHILE INTERBANK RATE AVG	1.36%	Semi-Annually	06/17/2025	CLP	2,668,591	(547)	–	(547)
2.33%	1-DAY CLP - SINACOFI CHILE INTERBANK RATE AVG	Semi-Annually	06/05/2030	CLP	1,146,740	345	–	345
8.37% FIXED	1-DAY COP- COLUMBIA IBR OVERNIGHT INTERBANK	Quarterly	04/13/2024	COP	15,931,148	116	–	116
9.02%	1-DAY IBRCOL	Quarterly	08/11/2032	COP	2,583,585	18	–	18
7.14%	1-DAY COP- COLUMBIA IBR OVERNIGHT INTERBANK	Quarterly	01/31/2027	COP	16,045,765	346	–	346
6.395%	1-DAY COP- COLUMBIA IBR OVERNIGHT INTERBANK	Quarterly	01/06/2027	COP	460,499	13	–	13
5.145%	1-Day Mumbai Interbank Bid Rate - (MIBID)	Semi-Annually	08/27/2026	INR	310,000	160	–	160
5.148%	1-Day Mumbai Interbank Bid Rate - (MIBID)	Semi-Annually	09/02/2026	INR	300,000	155	–	155
1-Day Mumbai Interbank Bid Rate - (MIBID)	5.741%	Annually	01/20/2024	INR	1,300,000	(97)	–	(97)
7.01%	1-Day Mumbai Interbank Bid Rate - (MIBID)	Semi-Annually	05/17/2027	INR	300,000	107	–	107
28-DAY MXN - TIIE	5.815%	Monthly	04/06/2026	MXN	41,751	(204)	–	(204)
7.64%	28-DAY MXN - TIIE	Monthly	01/01/2032	MXN	38,803	135	–	135
6.82%	28-DAY MXN - TIIE	Monthly	09/10/2029	MXN	27,850	142	–	142
6.9225%	28-DAY MXN - TIIE	Monthly	08/31/2029	MXN	58,394	280	–	280
7.345%	28-DAY MXN - TIIE	Monthly	11/10/2031	MXN	23,157	100	–	100
28-DAY MXN - TIIE	6.45%	Monthly	04/01/2025	MXN	45,932	(150)	–	(150)
28-DAY MEXICAN INTERBANK RATE (TIIE) MXIBOR	8.84211402% FIXED	Monthly	05/29/2025	MXN	100,000	(50)	(6)	(44)
3-Month PRIBOR	7.5%	Quarterly	12/21/2023	CZK	363,029	(29)	–	(29)
1.26% FIXED	3-Month (TAIBOR3-Month)	Quarterly	07/18/2027	TWD	80,000	(3)	–	(3)
10.65 FIXED	6-MONTH BUBOR	Annually	07/07/2024	HUF	2,354,950	(281)	–	(281)
6-MONTH BUBOR HUF	9.981%	Semi-Annually	08/04/2027	HUF	773,120	(84)	–	(84)
6-MONTH BUBOR	9.87%	Semi-Annually	08/05/2027	HUF	457,355	(54)	–	(54)
6-MONTH BUBOR	9.48%	Semi-Annually	08/16/2027	HUF	832,507	(126)	–	(126)
6-MONTH HUF - BUBOR	3.305%	Semi-Annually	10/04/2031	HUF	539,013	(483)	–	(483)
6-MONTH HUF - BUBOR	3.69%	Semi-Annually	11/11/2031	HUF	463,175	(384)	–	(384)
6-MONTH HUF - BUBOR	7.61%	Semi-Annually	03/31/2024	HUF	1,294,498	(296)	–	(296)
6-MONTH HUF - BUBOR	7.505%	Semi-Annually	04/04/2024	HUF	2,832,028	(618)	–	(618)
6.88%	6-MONTH PRIBOR	Semi-Annually	09/01/2024	CZK	198,757	(7)	–	(7)
1-Year 5.462%	6-MONTH PRIBOR	Annually	09/01/2027	CZK	79,663	(6)	–	(6)
1-Year 5.415%	6-MONTH PRIBOR	Annually	12/21/2027	CZK	79,663	21	–	21
6-MONTH POLAND WARSAW INTERBANK OFFER RATE	5.49% FIXED	Annually	06/24/2027	PLN	5,541	(30)	–	(30)
6-MONTH WIBOR	6.5%	Semi-Annually	07/07/2027	PLN	6,853	8	–	8
6-MONTH POLAND WARSAW INTERBANK OFFER RATE	5.49% FIXED	Semi-Annually	08/12/2027	PLN	8,506	83	–	83
6.5%	6-MONTH PLN - WIBOR	Annually	03/28/2027	PLN	8,506	84	–	84
China 7-Day Reverse Repo Rate	2.355%	Quarterly	01/18/2027	CNY	23,400	13	–	13
7.51% FIXED	1-DAY CLP - SINACOFI CHILE INTERBANK RATE AVG	Semi-Annually	04/13/2025	CLP	2,122,536	80	–	80
						$(6,248)	$(6)	$(6,242)

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Emerging Markets Debt Fund (Continued)

A list of open OTC swap agreements held by the Fund at August 31, 2022, is as follows:

Credit Default Swaps - Buy Protection
Counterparty	Reference Entity/ Obligation	Pay Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Depreciation (Thousands)
JPMorgan Chase	CDX.EM.37.V1 06/20/2027	1.00%	Quarterly	06/20/2027	3,366	$211	$335	$(124)
Goldman Sachs	CDX.EM.37.V1 6/20/2027	1.00%	Quarterly	06/20/2027	$3,200	291	360	(69)
Goldman Sachs	CDX.EM.37.V1 6/20/2027	1.00%	Quarterly	06/20/2027	3,289	299	365	(66)
						801	1,060	(259)

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	8.871% FIXED	FLOATING COVIBR OVERNIGHT	Quarterly	11/16/2022	COP	9,947,349	$69	$–	$69
Goldman Sachs	1-DAY BRL - CETIP	11.985%	Annually	01/02/2023	BRL	3,000	278	–	278
Goldman Sachs	1-DAY BRL - CETIP	10.89%	Quarterly	01/03/2023	BRL	6,139	398	–	398
Goldman Sachs	FLOATING CETIP DI INTERBANK DO	12.80% FIXED	Annually	01/01/2024	BRL	17,591	19	–	19
Goldman Sachs	BRAZIL CETIP DI INTERBANK DEPOSIT	12.765% FIXED	Annually	01/02/2024	BRL	73,511	43	–	43
Goldman Sachs	FLOAT CETIP DI INTERBANK	12.82% FIXED	Annually	01/02/2024	BRL	20,523	(3)	–	(3)
Goldman Sachs	BRAZIL CETIP DI INTERBANK DEPOSIT	12.83% FIXED	Annually	01/04/2024	BRL	73,511	56	–	56
Goldman Sachs	FLOATING CETIP DI INTERBANK DO	12.93% FIXED	Annually	02/01/2024	BRL	35,182	51	–	51
Goldman Sachs	9.7225% FIXED	FLOATING COVIBR OVERNIGHT	Quarterly	08/11/2024	COP	20,406,979	62	–	62
Goldman Sachs	9.7164% FIXED	FLOATING COVIBR OVERNIGHT	Quarterly	08/12/2024	COP	22,173,931	70	–	70
Goldman Sachs	28-DAY MXN - TIIE	6.355%	Monthly	05/21/2025	MXN	29,801	(105)	–	(105)
Goldman Sachs	28-DAY MXN - TIIE	6.205%	Monthly	12/08/2025	MXN	21,174	(87)	–	(87)
Goldman Sachs	28-DAY MXN - TIIE	6.165%	Monthly	03/05/2026	MXN	63,199	(272)	–	(272)
JPMorgan Chase	28-DAY MXN - TIIE	6.13%	Monthly	06/18/2026	MXN	47,000	(213)	–	(213)
Goldman Sachs	28-DAY MXN - TIIE	6.381%	Monthly	09/16/2026	MXN	35,000	(150)	–	(150)
Citibank	5.87% FIXED	6-Month MIBID	Semi-Annually	02/04/2027	INR	760,673	149	–	149
Goldman Sachs	6.96% FIXED	INR-FBIL-MIBOR-OIS-COMPOUND	Semi-Annually	06/24/2027	INR	275,343	(106)	–	(106)
Goldman Sachs	7% FIXED	INR-FBIL-MIBOR-OIS-COMPOUND	Semi-Annually	06/27/2027	INR	386,457	(156)	–	(156)
Goldman Sachs	7.4455% FIXED	CL-CLICP	Semi-Annually	07/14/2027	CLP	6,501,500	24	–	24
Goldman Sachs	9.13% FIXED	COLOMBIA IBR OVERNIGHT RATE	Quarterly	08/18/2027	COP	9,947,371	57	–	57
							$184	$–	$184

Percentages are based on Net Assets of $1,871,158 ($ Thousands).
**	The rate reported is the 7-day effective yield as of August 31, 2022.
†	Investment in Affiliated Security.
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2022, the value of these securities amounted to $254,865 ($ Thousands), representing 13.6% of the Net Assets of the Fund.

(C)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(D)	Zero coupon security.
(E)	Perpetual security with no stated maturity date.
(F)	Certain securities or partial positions of certain securities are on loan at August 31, 2022. The total market value of securities on loan at August 31, 2022 was $1,767 ($ Thousands).
(G)	Security is in default on interest payment.
(H)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of August 31, 2022 was $1,833 ($ Thousands).

BRL — Brazilian Real
BUBOR— Budapest Interbank Offered Rate
CDI — Chess Depositary Interest

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Emerging Markets Debt Fund (Concluded)

CETIP— Central of Custody and Financial Settlement of Securities
CLICP — Sinacofi Chile Interbank Rate Avg
CLP — Chilean Peso
CNH — Chinese Yuan Offshore
CNY — Chinese Yuan Onshore
COP — Colombian Peso
CZK — Czech Koruna
DAC — Designated Activity Company
EGP — Egyptian Pound
EUR — Euro
GHS — Ghanaian Cedi
HKD — Hong Kong Dollar
HUF — Hungarian Forint
IBR — Interbank Rate
IBRCOL — Colombia IBR Overnight Interbank Reference Rate
ICE— Intercontinental Exchange
IDR — Indonesian Rupiah
ILS — Israeli New Sheckels
INR — Indian Rupee
JPY — Japanese Yen
JSC — Joint-Stock Company
KRW — Korean Won
LIBOR— London Interbank Offered Rate
LLC — Limited Liability Company
L.P. — Limited Partnership
Ltd. — Limited
MIBID — Mumbai Interbank Bid Rate
MIBOR — Mumbai Interbank Overnight Rate
MTN — Medium Term Note
MXN — Mexican Peso
MYR — Malaysian Ringgit
NGN — Nigerian Naira
OTC — Over The Counter
PEN — Peruvian Nuevo Sol
PHP— Philippine Peso
PJSC — Public Joint-Stock Company
PLN — Polish Zloty
PRIBOR— Prague Interbank Offered Rate
RON — Romanian Leu
RSD — Serbian Dinar
RUB — Russian Ruble
SAR— Saudi Riyal
Ser — Series
SGD — Singapore Dollar
SOFR — Secured Overnight Financing Rate

THB — Thai Baht
TIIE — Interbank Equilibrium Interest Rate
TRY — Turkish Lira
TWD — Taiwan Dollar
UAH — Ukrainian Hryvnia
UGX — Ugandan Shilling
ULC — Unlimited Liability Company
USD — U.S. Dollar
UYU — Uruguayan Peso
WIBOR— Warsaw Interbank Offered Rate
ZAR — South African Rand

The following is a summary of the level of inputs used as of August 31, 2022, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Global Bonds	–	1,737,789	–	1,737,789
Affiliated Partnership	–	1,833	–	1,833
Total Investments in Securities	–	1,739,622	–	1,739,622

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	880	–	–	880
Unrealized Depreciation	(306)	–	–	(306)
Forwards Contracts*
Unrealized Appreciation	–	22,625	–	22,625
Unrealized Depreciation	–	(22,133)	–	(22,133)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Depreciation	–	(119)	–	(119)
Interest Rate Swaps*
Unrealized Appreciation	–	2,305	–	2,305
Unrealized Depreciation	–	(8,547)	–	(8,547)
OTC Swaps
Credit Default Swaps*
Unrealized Depreciation	–	(259)	–	(259)
Interest Rate Swaps*
Unrealized Appreciation	–	1,276	–	1,276
Unrealized Depreciation	–	(1,092)	–	(1,092)
Total Other Financial Instruments	574	(5,944)	–	(5,370)

*	Futures contracts, forward contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2022 ($ Thousands):

Security Description	Value 5/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2022	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$8,687	$50,049	$(56,903)	$-	$-	$1,833	1,833,120	$14	$-

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Real Return Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 99.2%
U.S. Treasury Inflation-Protected Securities
2.375%, 01/15/2025	$12,879	$13,303
2.375%, 01/15/2027	8,265	8,826
2.000%, 01/15/2026	8,262	8,571
0.625%, 01/15/2024	22,862	22,645
0.625%, 01/15/2026	17,491	17,382
0.500%, 04/15/2024	12,771	12,634
0.375%, 07/15/2025	20,802	20,538
0.375%, 01/15/2027	16,526	16,247
0.375%, 07/15/2027	18,203	17,927
0.250%, 01/15/2025	18,956	18,654
0.125%, 07/15/2024	20,743	20,425
0.125%, 10/15/2024	18,487	18,190
0.125%, 04/15/2025	15,115	14,787
0.125%, 10/15/2025	17,181	16,841
0.125%, 10/15/2025	1,242	1,218
0.125%, 04/15/2026	14,200	13,849
0.125%, 07/15/2026	17,431	17,066
0.125%, 10/15/2026	19,703	19,239
0.125%, 04/15/2027	20,438	19,834

Total U.S. Treasury Obligations
(Cost $312,392) ($ Thousands)		298,176

Total Investments in Securities — 99.2%
(Cost $312,392) ($ Thousands)		$298,176

Percentages are based on Net Assets of $300,575 ($ Thousands).

As of August 31, 2022, all of the Fund's investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

Auguest 31, 2022

Limited Duration Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 32.0%
Communication Services — 0.7%
AT&T
2.300%, 06/01/2027	$2,000	$1,820
Level 3 Financing
3.400%, 03/01/2027 (A)	700	621
Magallanes
3.755%, 03/15/2027 (A)	2,400	2,242
Netflix
5.875%, 02/15/2025	915	936
Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC
5.152%, 03/20/2028 (A)	1,000	1,006
4.738%, 03/20/2025 (A)	1,134	1,138
Take-Two Interactive Software
3.300%, 03/28/2024	1,140	1,124
T-Mobile USA
3.875%, 04/15/2030	770	712
3.750%, 04/15/2027	640	614
3.500%, 04/15/2025	705	688

		10,901

Consumer Discretionary — 0.8%
7-Eleven
0.800%, 02/10/2024 (A)	12,395	11,788
Alimentation Couche-Tard
3.550%, 07/26/2027 (A)	400	375
Hyatt Hotels
1.300%, 10/01/2023	1,400	1,357

		13,520

Consumer Staples — 3.0%
BAT Capital
3.557%, 08/15/2027	895	822
3.222%, 08/15/2024	860	840
Bayer US Finance II LLC
4.250%, 12/15/2025 (A)	580	571
3.875%, 12/15/2023 (A)	745	739
2.850%, 04/15/2025 (A)	520	492
CommonSpirit Health
2.760%, 10/01/2024	1,445	1,400
1.547%, 10/01/2025	10,550	9,607
Constellation Brands
4.350%, 05/09/2027	695	693
Fresenius US Finance II
4.500%, 01/15/2023 (A)	955	953
GSK Consumer Healthcare Capital US LLC
3.375%, 03/24/2027 (A)	1,125	1,056
3.024%, 03/24/2024 (A)	4,375	4,278
Hormel Foods
0.650%, 06/03/2024	8,800	8,364
Imperial Brands Finance PLC
4.250%, 07/21/2025 (A)	1,035	1,013

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
JBS USA LUX/ JBS USA Food/ JBS USA Finance
5.125%, 02/01/2028 (A)	$520	$519
3.000%, 02/02/2029 (A)	1,025	891
Keurig Dr Pepper
0.750%, 03/15/2024	7,575	7,199
Kraft Heinz Foods
3.875%, 05/15/2027	1,400	1,353
Takeda Pharmaceutical
4.400%, 11/26/2023	4,080	4,086

		44,876

Energy — 1.6%
Enbridge
0.550%, 10/04/2023	11,500	11,070
Energy Transfer
5.950%, 12/01/2025	748	766
4.250%, 04/01/2024	250	250
4.050%, 03/15/2025	1,000	982
Petroleos Mexicanos
6.700%, 02/16/2032	1,089	850
Sabine Pass Liquefaction LLC
5.000%, 03/15/2027	770	767
Saudi Arabian Oil MTN
2.875%, 04/16/2024 (A)	11,985	11,747

		26,432

Financials — 17.3%
American Campus Communities Operating Partnership
3.750%, 04/15/2023	1,505	1,506
American Express
2.250%, 03/04/2025	2,485	2,372
0.750%, 11/03/2023	11,545	11,155
Athene Global Funding
2.996%, SOFRINDX + 0.700%, 05/24/2024 (A)(B)	920	902
2.514%, 03/08/2024 (A)	575	556
Avolon Holdings Funding
3.250%, 02/15/2027 (A)	990	857
2.750%, 02/21/2028 (A)	580	472
2.528%, 11/18/2027 (A)	133	109
Bank of America
4.948%, U.S. SOFR + 2.040%, 07/22/2028 (B)	465	465
3.366%, ICE LIBOR USD 3 Month + 0.810%, 01/23/2026 (B)	2,025	1,958
Bank of America MTN
1.319%, U.S. SOFR + 1.150%, 06/19/2026 (B)	8,290	7,542
0.810%, U.S. SOFR + 0.740%, 10/24/2024 (B)	9,200	8,825

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

Auguest 31, 2022

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Bank of Montreal
3.750%, 07/25/2025 (A)	$5,510	$5,475
Bank of Montreal MTN
2.150%, 03/08/2024	10,780	10,504
Bank of New York Mellon MTN
3.430%, U.S. SOFR + 0.565%, 06/13/2025 (B)	10,845	10,714
Bank of Nova Scotia
3.450%, 04/11/2025	10,175	9,948
Canadian Imperial Bank of Commerce
3.300%, 04/07/2025	10,660	10,384
Capital One Financial
2.636%, U.S. SOFR + 1.290%, 03/03/2026 (B)	995	943
Citigroup
3.668%, ICE LIBOR USD 3 Month + 1.390%, 07/24/2028 (B)	1,805	1,700
3.290%, U.S. SOFR + 1.528%, 03/17/2026 (B)	1,645	1,588
0.981%, U.S. SOFR + 0.669%, 05/01/2025 (B)	8,965	8,438
Corebridge Financial
3.500%, 04/04/2025 (A)	6,190	5,961
Credit Suisse Group
6.442%, U.S. SOFR + 3.700%, 08/11/2028 (A)(B)	1,075	1,054
3.869%, ICE LIBOR USD 3 Month + 1.410%, 01/12/2029 (A)(B)	770	667
2.593%, U.S. SOFR + 1.560%, 09/11/2025 (A)(B)	2,210	2,044
Discover Bank
2.450%, 09/12/2024	987	948
DNB Bank
0.856%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.330%, 09/30/2025 (A)(B)	1,405	1,300
F&G Global Funding
0.900%, 09/20/2024 (A)	10,100	9,299
Federation des Caisses Desjardins du Quebec
0.450%, 10/07/2023 (A)	7,660	7,377
General Electric MTN
3.212%, ICE LIBOR USD 3 Month + 0.380%, 05/05/2026 (B)	330	314
Goldman Sachs Group
0.925%, U.S. SOFR + 0.486%, 10/21/2024 (B)	13,525	12,945
HSBC Holdings PLC
0.976%, U.S. SOFR + 0.708%, 05/24/2025 (B)	5,000	4,661

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Huntington National Bank
4.008%, U.S. SOFR + 1.205%, 05/16/2025 (B)	$7,770	$7,723
ING Groep
3.869%, U.S. SOFR + 1.640%, 03/28/2026 (B)	1,230	1,199
Intercontinental Exchange
4.000%, 09/15/2027	1,155	1,137
Jackson National Life Global Funding
1.750%, 01/12/2025 (A)	5,650	5,284
JPMorgan Chase
4.851%, U.S. SOFR + 1.990%, 07/25/2028 (B)	465	464
4.023%, ICE LIBOR USD 3 Month + 1.000%, 12/05/2024 (B)	11,510	11,458
3.900%, 07/15/2025	8,470	8,405
3.125%, 01/23/2025	2,025	1,992
2.947%, U.S. SOFR + 1.170%, 02/24/2028 (B)	2,595	2,408
0.969%, TSFR3M + 0.580%, 06/23/2025 (B)	385	361
0.697%, U.S. SOFR + 0.580%, 03/16/2024 (B)	2,325	2,282
Lloyds Banking Group PLC
4.716%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.750%, 08/11/2026 (B)	2,075	2,047
3.870%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 3.500%, 07/09/2025 (B)	180	176
1.627%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.850%, 05/11/2027 (B)	620	548
Macquarie Group
3.189%, ICE LIBOR USD 3 Month + 1.023%, 11/28/2023 (A)(B)	920	917
1.340%, U.S. SOFR + 1.069%, 01/12/2027 (A)(B)	705	617
Macquarie Group MTN
1.201%, U.S. SOFR + 0.694%, 10/14/2025 (A)(B)	910	840
Metropolitan Life Global Funding I
3.450%, 12/18/2026 (A)	2,500	2,396
Morgan Stanley
2.630%, U.S. SOFR + 0.940%, 02/18/2026 (B)	465	442
Morgan Stanley MTN
2.475%, U.S. SOFR + 1.000%, 01/21/2028 (B)	2,775	2,521
0.791%, U.S. SOFR + 0.509%, 01/22/2025 (B)	725	688

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

Auguest 31, 2022

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
0.529%, U.S. SOFR + 0.455%, 01/25/2024 (B)	$2,745	$2,703
Nationwide Building Society
4.363%, ICE LIBOR USD 3 Month + 1.392%, 08/01/2024 (A)(B)	335	333
3.766%, ICE LIBOR USD 3 Month + 1.064%, 03/08/2024 (A)(B)	350	348
0.550%, 01/22/2024 (A)	9,170	8,694
Nationwide Mutual Insurance
4.119%, ICE LIBOR USD 3 Month + 2.290%, 12/15/2024 (A)(B)	1,000	1,000
New York Life Global Funding MTN
3.150%, 06/06/2024 (A)	12,010	11,829
Park Aerospace Holdings
4.500%, 03/15/2023 (A)	170	169
Royal Bank of Canada MTN
1.600%, 01/21/2025	11,675	11,014
Santander UK Group Holdings PLC
4.796%, ICE LIBOR USD 3 Month + 1.570%, 11/15/2024 (B)	410	409
3.373%, ICE LIBOR USD 3 Month + 1.080%, 01/05/2024 (B)	355	353
1.089%, U.S. SOFR + 0.787%, 03/15/2025 (B)	200	187
Toronto-Dominion Bank
3.815%, 07/25/2025 (A)	6,135	6,107
Toronto-Dominion Bank MTN
2.350%, 03/08/2024	9,210	8,993
Trinity Acquisition
4.625%, 08/15/2023	860	859
UBS Group
4.703%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.050%, 08/05/2027 (A)(B)	385	378
4.490%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.600%, 08/05/2025 (A)(B)	7,460	7,435
Wells Fargo
2.188%, U.S. SOFR + 2.000%, 04/30/2026 (B)	2,145	2,008
Wells Fargo MTN
3.750%, 01/24/2024	10,785	10,753
3.526%, U.S. SOFR + 1.510%, 03/24/2028 (B)	3,950	3,731
Willis North America
4.650%, 06/15/2027	615	603

		274,794

Health Care — 1.6%
AbbVie
3.800%, 03/15/2025	35	35
3.750%, 11/14/2023	550	549

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Baxter International
0.868%, 12/01/2023	$8,655	$8,322
HCA
5.375%, 02/01/2025	465	469
5.000%, 03/15/2024	610	614
3.125%, 03/15/2027 (A)	1,000	921
Humana
3.850%, 10/01/2024	1,500	1,492
0.650%, 08/03/2023	675	655
PerkinElmer
0.850%, 09/15/2024	1,170	1,090
Royalty Pharma PLC
0.750%, 09/02/2023	985	949
Thermo Fisher Scientific
1.215%, 10/18/2024	10,155	9,606

		24,702

Industrials — 1.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.875%, 01/16/2024	580	577
2.450%, 10/29/2026	255	225
1.650%, 10/29/2024	650	601
Air Lease
3.375%, 07/01/2025	400	380
2.200%, 01/15/2027	770	676
BAE Systems Holdings
3.850%, 12/15/2025 (A)	625	605
Boeing
1.433%, 02/04/2024	680	652
Canadian Pacific Railway
1.350%, 12/02/2024	910	855
Parker-Hannifin
3.650%, 06/15/2024	10,840	10,742
Sydney Airport Finance
3.900%, 03/22/2023 (A)	965	963

		16,276

Information Technology — 1.6%
Broadcom
3.625%, 01/15/2024	9,320	9,243
Fidelity National Information Services
4.500%, 07/15/2025	945	946
Global Payments
4.950%, 08/15/2027	1,460	1,446
Oracle
1.650%, 03/25/2026	1,865	1,682
Skyworks Solutions
0.900%, 06/01/2023	1,145	1,117
TSMC Arizona
3.875%, 04/22/2027	1,165	1,145

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

Auguest 31, 2022

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
VMware
1.000%, 08/15/2024	$9,175	$8,597

		24,176

Materials — 0.2%
Amcor Flexibles North America
4.000%, 05/17/2025	1,165	1,151
Berry Global
0.950%, 02/15/2024	1,415	1,340
International Flavors & Fragrances
0.697%, 09/15/2022 (A)	750	749

		3,240

Real Estate — 0.5%
Camden Property Trust
2.950%, 12/15/2022	1,490	1,488
GLP Capital LP / GLP Financing II
5.375%, 11/01/2023	2,803	2,767
HCP
4.000%, 06/01/2025	635	628
Kilroy Realty
3.450%, 12/15/2024	1,215	1,188
Piedmont Operating Partnership
3.400%, 06/01/2023	690	686
SL Green Operating Partnership
3.250%, 10/15/2022	210	210
VICI Properties
5.750%, 02/01/2027 (A)	465	458
5.625%, 05/01/2024 (A)	125	125
4.625%, 06/15/2025 (A)	625	605
4.250%, 12/01/2026 (A)	245	229

		8,384

Utilities — 3.7%
American Electric Power
2.031%, 03/15/2024	5,795	5,613
Dominion Energy
3.300%, 03/15/2025	1,570	1,533
2.450%, 01/15/2023 (A)	500	498
DTE Energy
4.220%, 11/01/2024 (C)	8,830	8,787
Duke Energy
3.750%, 04/15/2024	7,200	7,166
Eversource Energy
4.200%, 06/27/2024	11,020	11,013
2.900%, 03/01/2027	1,505	1,411
Exelon
2.750%, 03/15/2027 (A)	505	472
Jersey Central Power & Light
4.700%, 04/01/2024 (A)	1,545	1,537
Monongahela Power
4.100%, 04/15/2024 (A)	815	808

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
NextEra Energy Capital Holdings
4.255%, 09/01/2024	$7,355	$7,359
2.940%, 03/21/2024	745	732
0.650%, 03/01/2023	1,250	1,228
PacifiCorp
3.600%, 04/01/2024	7,405	7,388
Public Service Enterprise Group
2.875%, 06/15/2024	2,825	2,755

		58,300

Total Corporate Obligations
(Cost $523,969) ($ Thousands)		505,601

U.S. TREASURY OBLIGATIONS — 29.9%
U.S. Treasury Bills
2.828%, 01/19/2023 (D)	13,920	13,756
U.S. Treasury Notes
3.250%, 08/31/2024	16,310	16,240
3.250%, 06/30/2027	10,810	10,759
3.125%, 08/15/2025	82,564	81,732
3.125%, 08/31/2027	60	60
3.000%, 07/31/2024	19,040	18,873
2.125%, 05/15/2025	6,000	5,788
1.750%, 12/31/2024	59,580	57,302
0.500%, 03/31/2025	28,000	25,951
0.375%, 04/15/2024	89,795	85,396
0.250%, 06/15/2024	93,550	88,350
0.125%, 12/15/2023	70,500	67,564

Total U.S. Treasury Obligations
(Cost $487,750) ($ Thousands)		471,771

MORTGAGE-BACKED SECURITIES — 18.6%
Agency Mortgage-Backed Obligations — 9.7%
FHLB
2.200%, 02/28/2025	7,815	7,554
FHLMC
4.050%, 07/21/2025	11,005	10,969
4.000%, 12/30/2024	6,275	6,252
3.500%, 02/01/2034 to 12/01/2034	5,138	5,051
2.500%, 09/01/2030 to 01/01/2052	3,862	3,530
2.000%, 03/01/2052	2,657	2,287
FHLMC ARM
1.875%, ICE LIBOR USD 12 Month + 1.488%, 03/01/2037(B)	5	5
FHLMC CMO, Ser 2005-2922, Cl FE
2.641%, LIBOR USD 1 Month + 0.250%, 02/15/2035(B)	542	538

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

Auguest 31, 2022

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2005-2990, Cl LK
2.761%, LIBOR USD 1 Month + 0.370%, 10/15/2034(B)	$678	$678
FHLMC CMO, Ser 2006-3102, Cl FB
2.691%, LIBOR USD 1 Month + 0.300%, 01/15/2036(B)	281	281
FHLMC CMO, Ser 2006-3136, Cl KF
2.691%, LIBOR USD 1 Month + 0.300%, 04/15/2036(B)	291	290
FHLMC CMO, Ser 2009-3616, Cl FG
3.041%, LIBOR USD 1 Month + 0.650%, 03/15/2032(B)	317	319
FHLMC CMO, Ser 2010-3762, Cl FP
2.841%, LIBOR USD 1 Month + 0.450%, 03/15/2040(B)	67	67
FHLMC CMO, Ser 2010-3774, Cl EW
3.500%, 12/15/2025	188	187
FHLMC CMO, Ser 2011-3895, Cl FM
2.741%, LIBOR USD 1 Month + 0.350%, 12/15/2040(B)	158	158
FHLMC CMO, Ser 2011-3946, Cl FG
2.741%, LIBOR USD 1 Month + 0.350%, 10/15/2039(B)	9	10
FHLMC CMO, Ser 2011-3960, Cl JF
2.841%, LIBOR USD 1 Month + 0.450%, 04/15/2041(B)	39	39
FHLMC CMO, Ser 2012-4048, Cl GF
2.741%, LIBOR USD 1 Month + 0.350%, 10/15/2040(B)	52	52
FHLMC CMO, Ser 2012-4094, Cl BF
2.791%, LIBOR USD 1 Month + 0.400%, 08/15/2032(B)	470	468
FHLMC CMO, Ser 2012-4102, Cl LF
2.641%, LIBOR USD 1 Month + 0.250%, 01/15/2040(B)	96	96
FHLMC CMO, Ser 2013-4203, Cl DM
3.000%, 04/15/2033	229	225
FHLMC CMO, Ser 2014-4379, Cl CD
2.500%, 04/15/2033	208	204
FHLMC CMO, Ser 2015-4482, Cl CA
3.000%, 04/15/2034	274	270
FHLMC Multifamily Structured Pass-Through Certificates, Ser K037, Cl A1
2.592%, 04/25/2023	134	133
FHLMC Multifamily Structured Pass-Through Certificates, Ser K038, Cl A1
2.604%, 10/25/2023	59	59
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF34, Cl A
2.722%, LIBOR USD 1 Month + 0.360%, 08/25/2024(B)	165	165

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF37, Cl A
2.722%, ICE LIBOR USD 1 Month + 0.360%, 09/25/2027(B)	$84	$83
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF38, Cl A
2.692%, LIBOR USD 1 Month + 0.330%, 09/25/2024(B)	336	336
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF39, Cl A
2.682%, LIBOR USD 1 Month + 0.320%, 11/25/2024(B)	224	223
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF40, Cl A
2.702%, LIBOR USD 1 Month + 0.340%, 11/25/2027(B)	57	56
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF43, Cl A
2.602%, ICE LIBOR USD 1 Month + 0.240%, 01/25/2028(B)	420	418
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF51, Cl A
2.762%, ICE LIBOR USD 1 Month + 0.400%, 08/25/2025(B)	395	394
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF68, Cl A
2.852%, ICE LIBOR USD 1 Month + 0.490%, 07/25/2026(B)	690	689
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF86, Cl AL
2.652%, ICE LIBOR USD 1 Month + 0.290%, 08/25/2027(B)	676	672
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ29, Cl A1
0.735%, 01/25/2026	627	597
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ30, Cl A1
0.526%, 01/25/2025	1,692	1,640
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ31, Cl A1
0.569%, 05/25/2026	1,203	1,141
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ32, Cl A1
0.516%, 06/25/2025	1,124	1,066
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ34, Cl A1
0.681%, 06/25/2026	952	880
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ37, Cl A1
1.679%, 12/25/2027	2,394	2,210

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

Auguest 31, 2022

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser KPLB, Cl A
2.770%, 05/25/2025	$900	$873
FHLMC Multifamily Structured Pass-Through Certificates, Ser Q004, Cl AFL
1.844%, 12 Month Treas Avg + 0.740%, 05/25/2044(B)	453	453
FNMA
3.000%, 10/01/2030 to 02/01/2035	3,707	3,618
2.998%, 01/01/2026(B)	889	866
2.500%, 02/01/2031 to 11/01/2034	4,038	3,866
2.000%, 12/01/2036	2,328	2,148
FNMA CMO, Ser 2005-83, Cl FP
2.774%, LIBOR USD 1 Month + 0.330%, 10/25/2035(B)	610	607
FNMA CMO, Ser 2006-31, Cl FP
2.744%, LIBOR USD 1 Month + 0.300%, 05/25/2036(B)	109	109
FNMA CMO, Ser 2006-56, Cl FE
2.874%, LIBOR USD 1 Month + 0.430%, 07/25/2036(B)	505	504
FNMA CMO, Ser 2007-98, Cl FD
2.894%, LIBOR USD 1 Month + 0.450%, 06/25/2037(B)	284	283
FNMA CMO, Ser 2008-24, Cl PF
3.094%, LIBOR USD 1 Month + 0.650%, 02/25/2038(B)	121	122
FNMA CMO, Ser 2010-43, Cl VF
2.994%, LIBOR USD 1 Month + 0.550%, 05/25/2040(B)	368	369
FNMA CMO, Ser 2012-111, Cl NF
2.794%, LIBOR USD 1 Month + 0.350%, 05/25/2042(B)	526	523
FNMA CMO, Ser 2012-113, Cl PB
2.000%, 10/25/2040	629	608
FNMA CMO, Ser 2012-54, Cl CF
3.144%, LIBOR USD 1 Month + 0.700%, 05/25/2042(B)	167	169
FNMA CMO, Ser 2012-93, Cl GF
2.694%, LIBOR USD 1 Month + 0.250%, 07/25/2040(B)	11	11
FNMA CMO, Ser 2013-116, Cl CB
2.500%, 04/25/2033	226	222
FNMA CMO, Ser 2013-6, Cl MC
2.000%, 02/25/2040	16	16
FNMA CMO, Ser 2016-48, Cl UF
2.844%, LIBOR USD 1 Month + 0.400%, 08/25/2046(B)	223	223
FNMA CMO, Ser 2020-10, Cl FA
2.944%, ICE LIBOR USD 1 Month + 0.500%, 03/25/2050(B)	1,333	1,332

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC CMO, Ser 2019-79, Cl FA
2.944%, ICE LIBOR USD 1 Month + 0.500%, 01/25/2050(B)	$451	$450
FNMA TBA
4.500%, 09/15/2033 to 10/14/2034	12,025	11,945
4.000%, 09/14/2039	2,325	2,269
3.500%, 09/15/2052	2,400	2,287
3.000%, 10/15/2042	13,150	12,163
2.500%, 10/01/2042	25,275	22,557
2.000%, 10/15/2052	13,050	11,223
FREMF Mortgage Trust, Ser K28, Cl B
3.608%, 06/25/2046(A)(B)	2,855	2,833
FREMF Mortgage Trust, Ser K33, Cl B
3.611%, 08/25/2046(A)(B)	2,000	1,975
FREMF Mortgage Trust, Ser K35, Cl B
4.067%, 12/25/2046(A)(B)	3,175	3,151
FREMF Mortgage Trust, Ser K37, Cl B
4.716%, 01/25/2047(A)(B)	1,000	995
GNMA
3.000%, 01/20/2027 to 02/20/2028	1,223	1,202
GNMA ARM
2.625%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.500%, 02/20/2041(B)	82	82
GNMA CMO, Ser 2007-1, Cl F
2.668%, LIBOR USD 1 Month + 0.300%, 01/20/2037(B)	392	391
GNMA CMO, Ser 2010-98, Cl QF
2.768%, LIBOR USD 1 Month + 0.400%, 01/20/2040(B)	223	223
GNMA CMO, Ser 2011-151, Cl BF
2.718%, LIBOR USD 1 Month + 0.350%, 04/20/2041(B)	318	315
GNMA CMO, Ser 2012-77, Cl FM
3.057%, LIBOR USD 1 Month + 0.670%, 11/16/2039(B)	493	495
GNMA TBA
2.500%, 09/15/2052	10,075	9,180
GNMA, Ser 157, Cl C
3.150%, 10/16/2054(B)	1,189	1,170
GNMA, Ser 2008-92, Cl E
5.556%, 03/16/2044(B)	448	446
GNMA, Ser 2010-159, Cl D
4.558%, 09/16/2044(B)	784	768

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

Auguest 31, 2022

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 23, Cl D
3.488%, 07/16/2049(B)	$518	$500

		153,834
Non-Agency Mortgage-Backed Obligations — 8.9%
Ashford Hospitality Trust, Ser 2018-KEYS, Cl A
3.392%, ICE LIBOR USD 1 Month + 1.000%, 06/15/2035(A)(B)	825	803
Banc of America Commercial Mortgage Trust, Ser BNK3, Cl ASB
3.366%, 02/15/2050	1,362	1,332
Banc of America Funding Trust, Ser 2014-R6, Cl 2A13
2.519%, 07/26/2036(A)(B)	2,429	2,342
BBCMS Mortgage Trust, Ser 2020-BID, Cl A
4.531%, ICE LIBOR USD 1 Month + 2.140%, 10/15/2037(A)(B)	2,100	2,072
BBCMS Mortgage Trust, Ser C7, Cl A1
1.079%, 04/15/2053	1,008	963
Benchmark Mortgage Trust, Ser 2018-B1, Cl A2
3.571%, 01/15/2051	243	242
Benchmark Mortgage Trust, Ser B19, Cl A1
0.628%, 09/15/2053	504	478
Benchmark Mortgage Trust, Ser B5, Cl A2
4.077%, 07/15/2051	1,750	1,732
Braemar Hotels & Resorts Trust, Ser 2018-PRME, Cl A
3.211%, ICE LIBOR USD 1 Month + 0.820%, 06/15/2035(A)(B)	2,777	2,666
BX Commercial Mortgage Trust, Ser 2021-VINO, Cl A
3.043%, ICE LIBOR USD 1 Month + 0.652%, 05/15/2038(A)(B)	1,577	1,523
BX Commercial Mortgage Trust, Ser VKNG, Cl A
3.321%, ICE LIBOR USD 1 Month + 0.930%, 10/15/2037(A)(B)	1,229	1,199
CD Commercial Mortgage Trust, Ser 2016-CD1, Cl ASB
2.622%, 08/10/2049	5,606	5,405
CD Commercial Mortgage Trust, Ser 2017-CD4, Cl ASB
3.317%, 05/10/2050	1,964	1,906
Centex Home Equity Loan Trust, Ser 2006-A, Cl M1
2.894%, ICE LIBOR USD 1 Month + 0.450%, 06/25/2036(B)	497	494
CIM Trust, Ser 2022-I1, Cl A1
4.350%, 02/25/2067(A)(B)	1,198	1,173

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
CIT Mortgage Loan Trust, Ser 2007-1, Cl 1A
3.794%, ICE LIBOR USD 1 Month + 1.350%, 10/25/2037(A)(B)	$189	$189
Citigroup Commercial Mortgage Trust, Ser 2015-GC31, Cl AAB
3.431%, 06/10/2048	1,062	1,046
Citigroup Commercial Mortgage Trust, Ser 2015-GC35, Cl AAB
3.608%, 11/10/2048	4,048	3,989
Citigroup Commercial Mortgage Trust, Ser 2019-SMRT, Cl A
4.149%, 01/10/2036(A)	1,115	1,097
Citigroup Commercial Mortgage Trust, Ser GC36, Cl AAB
3.368%, 02/10/2049	948	928
Citigroup Commercial Mortgage Trust, Ser GC37, Cl AAB
3.098%, 04/10/2049	1,415	1,381
Citigroup Commercial Mortgage Trust, Ser PRM2, Cl A
3.342%, ICE LIBOR USD 1 Month + 0.950%, 10/15/2036(A)(B)	1,782	1,726
Citigroup Mortgage Loan Trust, Ser 2006-AMC1, Cl A1
2.734%, ICE LIBOR USD 1 Month + 0.290%, 09/25/2036(A)(B)	2,017	1,966
Cold Storage Trust, Ser 2020-ICE5, Cl A
3.291%, ICE LIBOR USD 1 Month + 0.900%, 11/15/2037(A)(B)	1,474	1,442
COMM Mortgage Trust, Ser 2013-CR11, Cl ASB
3.660%, 08/10/2050	94	94
COMM Mortgage Trust, Ser 2013-CR9, Cl ASB
3.834%, 07/10/2045	230	229
COMM Mortgage Trust, Ser 2014-UBS5, Cl A2
3.031%, 09/10/2047	152	151
COMM Mortgage Trust, Ser 2014-UBS6, Cl ASB
3.387%, 12/10/2047	905	896
COMM Mortgage Trust, Ser CR13, Cl A3
3.928%, 11/10/2046	889	880
COMM Mortgage Trust, Ser CR8, Cl AM
3.911%, 06/10/2046(A)(B)	750	743
COMM Mortgage Trust, Ser PC1, Cl A4
3.620%, 07/10/2050	1,366	1,340
CSAIL Commercial Mortgage Trust, Ser 2016-C5, Cl ASB
3.533%, 11/15/2048	34	33

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

Auguest 31, 2022

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
CSMC Series, Ser 2014-6R, Cl 15A2
2.559%, ICE LIBOR USD 1 Month + 0.150%, 11/27/2036(A)(B)	$1,239	$1,186
CSMC Trust, Ser 2022-RPL3, Cl A1
3.613%, 03/25/2061(A)(B)	2,100	2,040
DBGS Mortgage Trust, Ser 2018-BIOD, Cl A
3.172%, ICE LIBOR USD 1 Month + 0.803%, 05/15/2035(A)(B)	1,773	1,751
DBJPM Mortgage Trust, Ser C3, Cl ASB
2.756%, 08/10/2049	1,502	1,456
DBWF Mortgage Trust, Ser 2018-GLKS, Cl A
3.396%, ICE LIBOR USD 1 Month + 1.030%, 12/19/2030(A)(B)	1,600	1,563
First Franklin Mortgage Loan Trust, Ser 2006-FF18, Cl A1
2.554%, ICE LIBOR USD 1 Month + 0.110%, 12/25/2037(B)	2,093	1,994
GCAT Trust, Ser 2021-NQM6, Cl A1
1.855%, 08/25/2066(A)(B)	3,116	2,834
Great Wolf Trust, Ser WOLF, Cl A
3.425%, ICE LIBOR USD 1 Month + 1.034%, 12/15/2036(A)(B)	1,500	1,466
GS Mortgage Securities II, Ser 2018-GS10, Cl A1
3.199%, 07/10/2051	362	360
GS Mortgage Securities Trust, Ser 2013-GC13, Cl AAB
3.719%, 07/10/2046(B)	150	150
GS Mortgage Securities Trust, Ser 2013-GC14, Cl AAB
3.817%, 08/10/2046	189	189
GS Mortgage Securities Trust, Ser 2016-GS3, Cl AAB
2.777%, 10/10/2049	2,241	2,172
GS Mortgage Securities Trust, Ser GC14, Cl A4
3.955%, 08/10/2046	1,294	1,285
GS Mortgage Securities Trust, Ser GS5, Cl AAB
3.467%, 03/10/2050	693	678
GS Mortgage Securities Trust, Ser GS9, Cl A2
3.839%, 03/10/2051	900	899
GS Mortgage-Backed Securities Trust, Ser 2018-RPL1, Cl A1A
3.750%, 10/25/2057(A)	799	782
GSAA Home Equity Trust, Ser 2005-6, Cl M1
3.089%, ICE LIBOR USD 1 Month + 0.645%, 06/25/2035(B)	1,294	1,281
GSAA Home Equity Trust, Ser 2005-MTR1, Cl A4
3.184%, ICE LIBOR USD 1 Month + 0.740%, 10/25/2035(B)	51	51

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GSAA Home Equity Trust, Ser 2007-8, Cl A3
3.344%, ICE LIBOR USD 1 Month + 0.900%, 08/25/2037(B)	$492	$494
Houston Galleria Mall Trust, Ser HGLR, Cl A1A1
3.087%, 03/05/2037(A)	1,000	943
Irvine Core Office Trust, Ser IRV, Cl B
3.279%, 05/15/2048(A)(B)	1,600	1,570
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C17, Cl ASB
3.705%, 01/15/2047	115	115
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C21, Cl ASB
3.428%, 08/15/2047	1,040	1,028
JPMBB Commercial Mortgage Securities Trust, Ser C31, Cl ASB
3.540%, 08/15/2048	1,512	1,487
JPMCC Commercial Mortgage Securities Trust, Ser JP7, Cl ASB
3.241%, 09/15/2050	2,264	2,194
JPMDB Commercial Mortgage Securities Trust, Ser 2016-C2, Cl ASB
2.954%, 06/15/2049	669	651
JPMDB Commercial Mortgage Securities Trust, Ser C8, Cl A2
4.031%, 06/15/2051	1,527	1,515
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-LC11, Cl ASB
2.554%, 04/15/2046	297	296
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2021-MHC, Cl A
3.191%, ICE LIBOR USD 1 Month + 0.800%, 04/15/2038(A)(B)	926	903
JPMorgan Chase Commercial Mortgage Securities Trust, Ser JP3, Cl ASB
2.777%, 08/15/2049	3,946	3,825
JPMorgan Chase Commercial Mortgage Securities Trust, Ser MARG, Cl A
3.491%, ICE LIBOR USD 1 Month + 1.100%, 05/15/2034(A)(B)	1,418	1,400
JPMorgan Wealth Management, Ser 2021-CL1, Cl M1
3.483%, SOFR30A + 1.300%, 03/25/2051(A)(B)	2,810	2,586
LHOME Mortgage Trust, Ser 2021-RTL3, Cl A1(C)
2.363%, 09/25/2026(A)	2,500	2,388
LSTAR Commercial Mortgage Trust, Ser 2016-4, Cl A2
2.579%, 03/10/2049(A)	2,839	2,814

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

Auguest 31, 2022

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch Mortgage Investors Trust, Ser 2004-A, Cl A1
2.904%, ICE LIBOR USD 1 Month + 0.460%, 04/25/2029(B)	$205	$191
MHC Commercial Mortgage Trust, Ser 2021-MHC, Cl B
3.492%, ICE LIBOR USD 1 Month + 1.101%, 04/15/2038(A)(B)	11,040	10,598
Mill City Mortgage Loan Trust, Ser 2021-NMR1, Cl A1
1.125%, 11/25/2060(A)(B)	2,816	2,646
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C13, Cl ASB
3.557%, 11/15/2046	106	105
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C15, Cl A3
3.773%, 04/15/2047	255	252
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C18, Cl ASB
3.621%, 10/15/2047	264	261
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C26, Cl ASB
3.323%, 10/15/2048	486	477
Nationstar Home Equity Loan Trust, Ser 2007-A, Cl AV4
2.674%, ICE LIBOR USD 1 Month + 0.230%, 03/25/2037(B)	243	241
Nationstar Home Equity Loan Trust, Ser 2007-B, Cl 2AV4
2.764%, ICE LIBOR USD 1 Month + 0.320%, 04/25/2037(B)	682	671
Newcastle Mortgage Securities Trust, Ser 2007-1, Cl 1A1
2.634%, ICE LIBOR USD 1 Month + 0.190%, 04/25/2037(B)	1,692	1,623
OBX Trust, Ser 2022-NQM1, Cl A1
2.305%, 11/25/2061(A)(B)	5,953	5,387
PRKCM Trust, Ser 2021-AFC2, Cl A1
2.071%, 11/25/2056(A)(B)	6,078	5,145
RASC Trust, Ser 2006-KS6, Cl A4
2.694%, ICE LIBOR USD 1 Month + 0.250%, 08/25/2036(B)	151	151
RBS Commercial Funding Trust, Ser GSP, Cl A
3.961%, 01/15/2032(A)(B)	2,010	1,959
Structured Asset Securities Mortgage Loan Trust, Ser 2005-WF2, Cl M1
3.014%, ICE LIBOR USD 1 Month + 0.570%, 05/25/2035(B)	124	123

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Structured Asset Securities Mortgage Loan Trust, Ser 2006-WF3, Cl M1
2.694%, ICE LIBOR USD 1 Month + 0.250%, 09/25/2036(B)	$215	$214
Terwin Mortgage Trust, Ser 2006-3, Cl 1A2
2.904%, ICE LIBOR USD 1 Month + 0.460%, 04/25/2037(A)(B)	194	192
Towd Point Mortgage Trust, Ser 2020-4, Cl A1
1.750%, 10/25/2060(A)	1,339	1,222
Towd Point Mortgage Trust, Ser 2021-1, Cl A1
2.250%, 11/25/2061(A)(B)	2,001	1,834
Towd Point Mortgage Trust, Ser 2021-SJ1, Cl A1
2.250%, 07/25/2068(A)(B)	1,066	1,012
UBS Commercial Mortgage Trust, Ser 2017-C6, Cl ASB
3.504%, 12/15/2050	1,000	973
UBS Commercial Mortgage Trust, Ser C12, Cl A2
4.152%, 08/15/2051	2,034	2,012
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR15, Cl A1A1
2.964%, ICE LIBOR USD 1 Month + 0.520%, 11/25/2045(B)	971	888
Wells Fargo Commercial Mortgage Trust, Ser 2016-C32, Cl ASB
3.324%, 01/15/2059	1,549	1,522
Wells Fargo Commercial Mortgage Trust, Ser 2020-C56, Cl A1
1.341%, 06/15/2053	939	911
Wells Fargo Commercial Mortgage Trust, Ser BNK1, Cl ASB
2.514%, 08/15/2049	707	684
Wells Fargo Commercial Mortgage Trust, Ser C28, Cl A3
3.290%, 05/15/2048	2,052	1,984
Wells Fargo Commercial Mortgage Trust, Ser C34, Cl ASB
2.911%, 06/15/2049	1,896	1,840
Wells Fargo Commercial Mortgage Trust, Ser C41, Cl ASB
3.390%, 11/15/2050	1,100	1,070
Wells Fargo Commercial Mortgage Trust, Ser C57, Cl A1
0.903%, 08/15/2053	1,814	1,707
Wells Fargo Commercial Mortgage Trust, Ser LC16, Cl A4
3.548%, 08/15/2050	1,501	1,478

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

Auguest 31, 2022

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust, Ser SMP, Cl A
3.266%, ICE LIBOR USD 1 Month + 0.875%, 12/15/2034(A)(B)	$1,125	$1,117
WFRBS Commercial Mortgage Trust, Ser C18, Cl A4
3.896%, 12/15/2046	1,166	1,149

		140,445
Total Mortgage-Backed Securities
(Cost $305,552) ($ Thousands)		294,279

ASSET-BACKED SECURITIES — 15.6%
Automotive — 4.8%

American Credit Acceptance Receivables Trust, Ser 2020-3, Cl D
2.400%, 06/15/2026 (A)	2,460	2,404
ARI Fleet Lease Trust, Ser 2019-A, Cl A2A
2.410%, 11/15/2027 (A)	101	101
Chesapeake Funding II LLC, Ser 2019-1A, Cl A1
2.940%, 04/15/2031 (A)	303	303
Credit Acceptance Auto Loan Trust, Ser 2019-3A, Cl B
2.860%, 01/16/2029 (A)	500	498
Credit Acceptance Auto Loan Trust, Ser 2020-1A, Cl B
2.390%, 04/16/2029 (A)	3,690	3,639
Donlen Fleet Lease Funding II LLC, Ser 2021-2, Cl B
0.980%, 12/11/2034 (A)	3,743	3,522
Drive Auto Receivables Trust, Ser 2021-2, Cl C
0.870%, 10/15/2027	2,000	1,926
Drive Auto Receivables Trust, Ser 2021-2, Cl D
1.390%, 03/15/2029	2,470	2,315
DT Auto Owner Trust, Ser 2022-1A, Cl B
2.430%, 09/15/2026 (A)	4,770	4,607
Enterprise Fleet Financing LLC, Ser 2022-2, Cl A2
4.650%, 05/21/2029 (A)	8,195	8,224
Enterprise Fleet Funding LLC, Ser 2021-1, Cl A3
0.700%, 12/21/2026 (A)	360	335
Exeter Automobile Receivables Trust, Ser 2021-4A, Cl C
1.460%, 10/15/2027	2,550	2,405
Flagship Credit Auto Trust, Ser 2019-4, Cl D
3.120%, 01/15/2026 (A)	2,450	2,377

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Ford Credit Auto Owner Trust, Ser 2018-2, Cl A
3.470%, 01/15/2030 (A)	$1,675	$1,665
JPMorgan Chase Bank - CACLN, Ser 2020-1, Cl B
0.991%, 01/25/2028 (A)	1,182	1,162
JPMorgan Chase Bank - CACLN, Ser 2020-2, Cl B
0.840%, 02/25/2028 (A)	625	610
Santander Consumer Auto Receivables Trust, Ser 2020-BA, Cl A4
0.540%, 04/15/2025 (A)	7,700	7,613
Santander Consumer Auto Receivables Trust, Ser 2020-BA, Cl B
0.770%, 12/15/2025 (A)	4,710	4,578
Santander Drive Auto Receivables Trust, Ser 2019-2, Cl D
3.220%, 07/15/2025	1,850	1,841
Santander Drive Auto Receivables Trust, Ser 2020-4, Cl D
1.480%, 01/15/2027	2,500	2,403
Santander Drive Auto Receivables Trust, Ser 2021-4, Cl B
0.880%, 06/15/2026	1,560	1,516
Santander Drive Auto Receivables Trust, Ser 2022-3, Cl A2
2.760%, 03/17/2025	8,330	8,280
Santander Retail Auto Lease Trust, Ser 2020-A, Cl B
1.880%, 03/20/2024 (A)	750	745
Westlake Automobile Receivables Trust, Ser 2020-3A, Cl B
0.780%, 11/17/2025 (A)	5,215	5,161
Wheels SPV 2 LLC, Ser 2020-1A, Cl A3
0.620%, 08/20/2029 (A)	4,110	3,922
World Omni Auto Receivables Trust, Ser 2021-B, Cl B
1.040%, 06/15/2027	3,050	2,816
		74,968

Credit Cards — 0.8%

Capital One Multi-Asset Execution Trust, Ser 2022-A2, Cl A
3.490%, 05/15/2027	8,680	8,598
Master Credit Card Trust, Ser 2021-1A, Cl A
0.530%, 11/21/2025 (A)	3,500	3,301
Master Credit Card Trust, Ser 2021-1A, Cl B
0.790%, 11/21/2025 (A)	550	516
Synchrony Card Funding LLC, Ser 2022-A1, Cl A
3.370%, 04/15/2028	750	738
		13,153

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

Auguest 31, 2022

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Mortgage Related Securities — 0.2%

Bear Stearns Asset Backed Securities Trust, Ser 2006-HE9, Cl 1A2
2.594%, ICE LIBOR USD 1 Month + 0.150%, 11/25/2036 (B)	$2,741	$2,626
RASC Series Trust, Ser 2005-EMX2, Cl M5
3.494%, ICE LIBOR USD 1 Month + 0.700%, 07/25/2035 (B)	1,180	1,168
		3,794

Other Asset-Backed Securities — 9.8%

ACRES Commercial Realty, Ser 2021-FL1, Cl A
3.580%, ICE LIBOR USD 1 Month + 1.200%, 06/15/2036 (A)(B)	975	954
Ameriquest Mortgage Securities Asset-Backed Pass-Through, Ser 2005-R9, Cl M1
3.149%, ICE LIBOR USD 1 Month + 0.705%, 11/25/2035 (B)	1,454	1,431
AMMC CLO IX, Ser 2019-19A, Cl AR
3.652%, ICE LIBOR USD 3 Month + 1.140%, 10/16/2028 (A)(B)	1,490	1,481
AMMC CLO XIII, Ser 2021-13A, Cl A1R2
3.833%, ICE LIBOR USD 3 Month + 1.050%, 07/24/2029 (A)(B)	1,173	1,161
BANK, Ser BN14, Cl A2
4.128%, 09/15/2060	449	448
BANK, Ser BN28, Cl A1
0.628%, 03/15/2063	429	403
BANK, Ser BNK7, Cl ASB
3.265%, 09/15/2060	2,669	2,595
BANK, Ser BNK8, Cl ASB
3.314%, 11/15/2050	2,230	2,158
Barings CLO, Ser 2017-IA, Cl AR
3.510%, ICE LIBOR USD 3 Month + 0.800%, 01/20/2028 (A)(B)	1,451	1,432
Barings CLO, Ser 2018-3A, Cl A1
3.660%, ICE LIBOR USD 3 Month + 0.950%, 07/20/2029 (A)(B)	515	509
BBCMS Trust, Ser BXH, Cl A
3.391%, ICE LIBOR USD 1 Month + 1.000%, 10/15/2037 (A)(B)	1,200	1,164
BDS, Ser 2019-FL4, Cl AS
3.780%, ICE LIBOR USD 1 Month + 1.400%, 08/15/2036 (A)(B)	1,000	995
Bear Stearns Asset Backed Securities I Trust, Ser 2005-HE6, Cl M2
3.449%, ICE LIBOR USD 1 Month + 1.005%, 06/25/2035 (B)	399	398

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Bear Stearns Asset Backed Securities Trust, Ser 2006-2, Cl M5
4.469%, ICE LIBOR USD 1 Month + 2.025%, 07/25/2036 (B)	$2,011	$2,002
BSPRT Issuer, Ser 2019-FL5, Cl A
3.541%, ICE LIBOR USD 1 Month + 1.150%, 05/15/2029 (A)(B)	1,111	1,107
Cedar Funding II CLO, Ser 2021-1A, Cl AXR
3.560%, ICE LIBOR USD 3 Month + 0.850%, 04/20/2034 (A)(B)	2,244	2,235
CF Hippolyta Issuer LLC, Ser 2020-1, Cl A1
1.690%, 07/15/2060 (A)	1,105	1,003
CNH Equipment Trust, Ser 2020-A, Cl A3
1.160%, 06/16/2025	1,359	1,339
Countrywide Asset-Backed Certificates, Ser 2006-BC4, Cl 2A3
2.924%, ICE LIBOR USD 1 Month + 0.480%, 11/25/2036 (B)	989	977
Credit-Based Asset Servicing & Securitization LLC, Ser 2005-CB3, Cl M3
3.419%, ICE LIBOR USD 1 Month + 0.975%, 06/25/2035 (B)	343	341
Dryden 30 Senior Loan Fund, Ser 2017-30A, Cl AR
3.725%, ICE LIBOR USD 3 Month + 0.820%, 11/15/2028 (A)(B)	641	633
EFS Volunteer No. 3 LLC, Ser 2012-1, Cl A3
3.444%, ICE LIBOR USD 1 Month + 1.000%, 04/25/2033 (A)(B)	1,153	1,139
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2006-FF15, Cl A5
2.604%, ICE LIBOR USD 1 Month + 0.160%, 11/25/2036 (B)	1,745	1,724
First Franklin Mortgage Loan Trust, Ser 2006-FF9, Cl 1A
2.694%, ICE LIBOR USD 1 Month + 0.250%, 06/25/2036 (B)	1,754	1,728
Ford Credit Floorplan Master Owner Trust A, Ser 2019-4, Cl A
2.440%, 09/15/2026	12,000	11,607
Fremont Home Loan Trust, Ser 2005-E, Cl 2A4
3.104%, ICE LIBOR USD 1 Month + 0.660%, 01/25/2036 (B)	2,712	2,625
FS Rialto, Ser 2019-FL1, Cl A
3.587%, ICE LIBOR USD 1 Month + 1.200%, 12/16/2036 (A)(B)	1,082	1,077
Greystone CRE Notes, Ser 2019-FL2, Cl A
3.571%, ICE LIBOR USD 1 Month + 1.180%, 09/15/2037 (A)(B)	1,018	1,005

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

Auguest 31, 2022

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
GSAMP Trust, Ser 2006-HE3, Cl A2C
2.764%, ICE LIBOR USD 1 Month + 0.320%, 05/25/2046 (B)	$157	$157
Hilton Grand Vacations Trust, Ser 2020-AA, Cl A
2.740%, 02/25/2039 (A)	1,923	1,841
HSI Asset Securitization Trust, Ser 2006-OPT1, Cl M1
2.984%, ICE LIBOR USD 1 Month + 0.540%, 12/25/2035 (B)	982	973
HSI Asset Securitization Trust, Ser 2006-OPT2, Cl M2
3.029%, ICE LIBOR USD 1 Month + 0.585%, 01/25/2036 (B)	778	766
JPMorgan Mortgage Acquisition Trust, Ser 2007-CH4, Cl A5
2.684%, ICE LIBOR USD 1 Month + 0.240%, 05/25/2037 (B)	1,938	1,918
JPMorgan Mortgage Acquisition Trust, Ser 2007-CH4, Cl M1
2.674%, ICE LIBOR USD 1 Month + 0.230%, 05/25/2037 (B)	3,000	2,864
JPMorgan Mortgage Acquisition Trust, Ser 2007-CH5, Cl A1
2.604%, ICE LIBOR USD 1 Month + 0.160%, 06/25/2037 (B)	2,103	2,080
Kubota Credit Owner Trust, Ser 2020-1A, Cl A4
2.260%, 07/15/2026 (A)	1,332	1,308
LCM XXI, Ser 2018-21A, Cl AR
3.590%, ICE LIBOR USD 3 Month + 0.880%, 04/20/2028 (A)(B)	1,385	1,372
LCM XXIV, Ser 2021-24A, Cl AR
3.690%, ICE LIBOR USD 3 Month + 0.980%, 03/20/2030 (A)(B)	1,245	1,225
LMREC, Ser 2019-CRE3, Cl A
3.827%, ICE LIBOR USD 1 Month + 1.400%, 12/22/2035 (A)(B)	1,775	1,751
LoanCore Issuer, Ser 2018-CRE1, Cl A
3.521%, ICE LIBOR USD 1 Month + 1.130%, 05/15/2028 (A)(B)	343	344
Madison Park Funding LII, Ser 2021-52A, Cl X
3.659%, ICE LIBOR USD 3 Month + 0.900%, 01/22/2035 (A)(B)	2,237	2,235
Madison Park Funding XIX, Ser 2020-19A, Cl A1R2
3.679%, ICE LIBOR USD 3 Month + 0.920%, 01/22/2028 (A)(B)	1,109	1,095

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Madison Park Funding XVII, Ser 2021-17A, Cl AR2
3.732%, ICE LIBOR USD 3 Month + 1.000%, 07/21/2030 (A)(B)	$2,000	$1,975
Magnetite XVI, Ser 2018-16A, Cl AR
3.540%, ICE LIBOR USD 3 Month + 0.800%, 01/18/2028 (A)(B)	579	572
Magnetite XVIII, Ser 2021-18A, Cl AR2
3.785%, ICE LIBOR USD 3 Month + 0.880%, 11/15/2028 (A)(B)	2,525	2,484
MF1, Ser 2020-FL4, Cl A
4.111%, TSFR1M + 1.814%, 11/15/2035 (A)(B)	691	689
MMAF Equipment Finance LLC, Ser 2020-BA, Cl A3
0.490%, 08/14/2025 (A)	2,770	2,657
Morgan Stanley ABS Capital I Trust, Ser 2006-NC3, Cl A2D
2.984%, ICE LIBOR USD 1 Month + 0.540%, 03/25/2036 (B)	576	559
Morgan Stanley ABS Capital I Trust, Ser 2007-HE7, Cl A2B
3.444%, ICE LIBOR USD 1 Month + 1.000%, 07/25/2037 (B)	1,486	1,469
MVW LLC, Ser 2021-1WA, Cl A
1.140%, 01/22/2041 (A)	2,300	2,120
Navient Private Education Refi Loan Trust, Ser 2019-GA, Cl A
2.400%, 10/15/2068 (A)	5,999	5,724
Navient Private Education Refi Loan Trust, Ser 2020-DA, Cl A
1.690%, 05/15/2069 (A)	2,435	2,259
Navient Private Education Refi Loan Trust, Ser 2020-FA, Cl A
1.220%, 07/15/2069 (A)	3,862	3,542
Navient Private Education Refi Loan Trust, Ser 2020-GA, Cl A
1.170%, 09/16/2069 (A)	2,493	2,283
Navient Private Education Refi Loan Trust, Ser 2020-HA, Cl A
1.310%, 01/15/2069 (A)	2,426	2,236
Navient Private Education Refi Loan Trust, Ser 2021-A, Cl A
0.840%, 05/15/2069 (A)	4,472	4,020
Navient Private Education Refi Loan Trust, Ser 2021-BA, Cl A
0.940%, 07/15/2069 (A)	7,189	6,341
Navient Student Loan Trust, Ser 2015-2, Cl A3
3.014%, ICE LIBOR USD 1 Month + 0.570%, 11/26/2040 (B)	781	756

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

Auguest 31, 2022

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Navient Student Loan Trust, Ser 2017-2A, Cl A
3.494%, ICE LIBOR USD 1 Month + 1.050%, 12/27/2066 (A)(B)	$671	$657
Navient Student Loan Trust, Ser 2017-3A, Cl A2
3.044%, ICE LIBOR USD 1 Month + 0.600%, 07/26/2066 (A)(B)	385	384
Nelnet Student Loan Trust, Ser 2012-5A, Cl A
3.044%, ICE LIBOR USD 1 Month + 0.600%, 10/27/2036 (A)(B)	261	254
Nelnet Student Loan Trust, Ser 2021-A, Cl APT1
1.360%, 04/20/2062 (A)	6,929	6,239
One New York Plaza Trust, Ser 1NYP, Cl A
3.341%, ICE LIBOR USD 1 Month + 0.950%, 01/15/2036 (A)(B)	952	917
Ownit Mortgage Loan Trust Series, Ser 2006-3, Cl A2D
2.984%, ICE LIBOR USD 1 Month + 0.540%, 03/25/2037 (B)	3,487	3,371
Palmer Square CLO, Ser 2018-1A, Cl A1
3.770%, ICE LIBOR USD 3 Month + 1.030%, 04/18/2031 (A)(B)	500	492
Palmer Square Loan Funding, Ser 2020-1A, Cl A1
3.784%, ICE LIBOR USD 3 Month + 0.800%, 02/20/2028 (A)(B)	407	403
Palmer Square Loan Funding, Ser 2021-2A, Cl A1
3.784%, ICE LIBOR USD 3 Month + 0.800%, 05/20/2029 (A)(B)	1,406	1,388
Park Place Securities Asset-Backed Pass-Through Certificates, Ser 2005-WCW3, Cl M1
3.164%, ICE LIBOR USD 1 Month + 0.720%, 08/25/2035 (B)	233	241
People's Choice Home Loan Securities Trust, Ser 2005-4, Cl 1A3
3.124%, ICE LIBOR USD 1 Month + 0.680%, 12/25/2035 (B)	1,650	1,560
PFS Financing, Ser 2021-A, Cl A
0.710%, 04/15/2026 (A)	1,350	1,270
PFS Financing, Ser 2022-B, Cl A
2.483%, SOFR30A + 0.600%, 02/15/2026 (A)(B)	2,400	2,383
PHEAA Student Loan Trust, Ser 2016-1A, Cl A
3.594%, ICE LIBOR USD 1 Month + 1.150%, 09/25/2065 (A)(B)	1,141	1,125

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Progress Residential Trust, Ser 2019-SFR3, Cl E
3.369%, 09/17/2036 (A)	$1,110	$1,073
Progress Residential Trust, Ser 2020-SFR2, Cl A
2.078%, 06/17/2037 (A)	1,879	1,782
RAMP Series Trust, Ser 2006-NC2, Cl A3
3.024%, ICE LIBOR USD 1 Month + 0.580%, 02/25/2036 (B)	372	369
RAMP Series Trust, Ser 2006-RZ4, Cl A3
2.714%, ICE LIBOR USD 1 Month + 0.270%, 10/25/2036 (B)	18	18
Reese Park CLO, Ser 2021-1A, Cl XR
3.412%, ICE LIBOR USD 3 Month + 0.900%, 10/15/2034 (A)(B)	1,100	1,100
Saxon Asset Securities Trust, Ser 2006-3, Cl A3
2.614%, ICE LIBOR USD 1 Month + 0.170%, 10/25/2046 (B)	1,835	1,793
Sequoia Infrastructure Funding I, Ser 2021-1A, Cl A
3.912%, ICE LIBOR USD 3 Month + 1.400%, 04/15/2031 (A)(B)	3,929	3,904
Sierra Timeshare Receivables Funding LLC, Ser 2019-1A, Cl A
3.200%, 01/20/2036 (A)	997	972
Sierra Timeshare Receivables Funding LLC, Ser 2019-3A, Cl A
2.340%, 08/20/2036 (A)	757	723
SLC Student Loan Trust, Ser 2005-3, Cl A3
1.949%, ICE LIBOR USD 3 Month + 0.120%, 06/15/2029 (B)	365	364
SLC Student Loan Trust, Ser 2007-1, Cl A4
2.965%, ICE LIBOR USD 3 Month + 0.060%, 05/15/2029 (B)	698	688
SLM Student Loan Trust, Ser 2003-11, Cl A6
2.379%, ICE LIBOR USD 3 Month + 0.550%, 12/15/2025 (A)(B)	107	107
SLM Student Loan Trust, Ser 2004-1, Cl A4
3.043%, ICE LIBOR USD 3 Month + 0.260%, 10/27/2025 (B)	71	71
SLM Student Loan Trust, Ser 2005-4, Cl A3
2.903%, ICE LIBOR USD 3 Month + 0.120%, 01/25/2027 (B)	344	343
SLM Student Loan Trust, Ser 2005-5, Cl A4
2.923%, ICE LIBOR USD 3 Month + 0.140%, 10/25/2028 (B)	390	386
SLM Student Loan Trust, Ser 2012-2, Cl A
3.144%, ICE LIBOR USD 1 Month + 0.700%, 01/25/2029 (B)	855	816

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

Auguest 31, 2022

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2013-2, Cl A
2.894%, ICE LIBOR USD 1 Month + 0.450%, 06/25/2043 (B)	$1,038	$1,009
SLM Student Loan Trust, Ser 2013-4, Cl A
2.994%, ICE LIBOR USD 1 Month + 0.550%, 06/25/2043 (B)	1,073	1,041
SMB Private Education Loan Trust, Ser 2021-B, Cl A
1.310%, 07/17/2051 (A)	807	733
SoFi Professional Loan Program LLC, Ser 2021-B, Cl AFX
1.140%, 02/15/2047 (A)	1,188	1,022
Stack Infrastructure Issuer LLC, Ser 2020-1A, Cl A2
1.893%, 08/25/2045 (A)	1,000	906
Tricon American Homes Trust, Ser 2017-SFR2, Cl A
2.928%, 01/17/2036 (A)	1,884	1,852
Tricon American Homes Trust, Ser 2017-SFR2, Cl B
3.275%, 01/17/2036 (A)	1,545	1,513
TRTX Issuer, Ser 2019-FL3, Cl A
3.561%, TSFR1M + 1.264%, 10/15/2034 (A)(B)	613	611
Vantage Data Centers Issuer LLC, Ser 2020-1A, Cl A2
1.645%, 09/15/2045 (A)	800	714
Voya CLO, Ser 2021-2A, Cl A1R
3.492%, ICE LIBOR USD 3 Month + 0.980%, 06/07/2030 (A)(B)	1,950	1,923
Voya CLO, Ser 2021-3A, Cl XR
3.560%, ICE LIBOR USD 3 Month + 0.850%, 04/20/2034 (A)(B)	1,929	1,917
Wells Fargo Home Equity Trust, Ser 2006-1, Cl M3
2.939%, ICE LIBOR USD 1 Month + 0.495%, 05/25/2036 (B)	1,232	1,220
		154,940

Total Asset-Backed Securities
(Cost $253,745) ($ Thousands)		246,855

MUNICIPAL BONDS — 4.4%
Alabama — 0.3%
Alabama State, Federal Aid Highway Finance Authority, Ser B, RB
1.038%, 09/01/2025	5,635	5,209

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Colorado — 0.3%
Denver, Airport System Revenue, Ser C, RB
1.115%, 11/15/2024	$3,475	$3,278
0.877%, 11/15/2023	2,350	2,269

		5,547

Florida — 0.4%
Hillsborough County, Aviation Authority, Sub-Ser, RB
2.036%, 10/01/2024	2,575	2,481
Miami-Dade County, Aviation Revenue, Ser B, RB
2.949%, 10/01/2025	3,145	3,044
1.229%, 10/01/2025	370	340

		5,865

Illinois — 0.2%
Chicago O'Hare, International Airport, Ser D, RB
1.168%, 01/01/2024	2,375	2,289

Massachusetts — 0.1%
Massachusetts State, Ser B, RB
4.110%, 07/15/2031	1,000	989

Michigan — 0.3%
Michigan State, Finance Authority, RB
0.487%, 10/01/2023	4,460	4,318

New Jersey — 0.2%
New Jersey State, Turnpike Authority, Ser B, RB
0.638%, 01/01/2024	3,595	3,446

New York — 2.0%
New York & New Jersey, Port Authority, Ser AAA, RB
1.086%, 07/01/2023	11,480	11,235
New York City, Housing Development, RB, HUD SECT 8
2.774%, 01/01/2024	6,650	6,544
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Ser A3, RB
2.710%, 08/01/2023	5,095	5,055
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Ser B, RB
2.310%, 11/01/2026	820	772
New York State, Dormitory Authority, RB
0.887%, 03/15/2025	6,915	6,443

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

Auguest 31, 2022

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Dormitory Authority, Ser D, RB
5.000%, 03/15/2024	$950	$965

		31,014

South Carolina — 0.4%
South Carolina State, Public Service Authority, Ser D, RB
2.388%, 12/01/2023	6,892	6,762

Texas — 0.2%
Dallas Fort Worth, International Airport, Ser A, RB
1.939%, 11/01/2023	3,500	3,430

Total Municipal Bonds
(Cost $71,636) ($ Thousands)		68,869

COMMERCIAL PAPER — 2.0%
Consumer Discretionary — 1.1%
Sony Capital
2.651%, 09/06/2022 (D)	17,250	17,243

Financials — 0.9%
Concord Minutemen Capital
2.351%, 09/06/2022 (D)	14,000	13,994

Total Commercial Paper
(Cost $31,239) ($ Thousands)		31,237

	Shares
CASH EQUIVALENT — 0.7%
SEI Daily Income Trust, Government Fund, Cl F
1.840%**†	11,063,930	11,064

Total Cash Equivalent
(Cost $11,064) ($ Thousands)		11,064

Description	Face Amount (Thousands)	Market Value ($ Thousands)
REPURCHASE AGREEMENT — 1.4%
Credit Agricole
2.230%, dated 08/31/2022, to be repurchased on 09/01/2022, repurchase price $22,001,363 (collateralized by collateralized by U.S. Treasury Obligations, 2.875%, 11/30/2025, par value $22,682,000; with total market value of $22,276,174) (E)	22,000	$22,000
Total Repurchase Agreement
(Cost $22,000) ($ Thousands)		22,000

Total Investments in Securities — 104.6%
(Cost $1,706,955) ($ Thousands)		$1,651,676

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

Auguest 31, 2022

Limited Duration Bond Fund (Continued)

A list of the open futures contracts held by the Fund at August 31, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
U.S. 2-Year Treasury Note	308	Dec-2022	$64,243	$64,165	$(78)

Short Contracts
U.S. 5-Year Treasury Note	(272)	Dec-2022	$(30,267)	$(30,143)	$123
U.S. Ultra Long Treasury Bond	(33)	Dec-2022	(4,938)	(4,933)	5
Ultra 10-Year U.S. Treasury Note	(110)	Dec-2022	(13,873)	(13,771)	103
			(49,078)	(48,847)	231
			$15,165	$15,318	$153

Percentages are based on Net Assets of $1,578,932 ($ Thousands).
**	The rate reported is the 7-day effective yield as of August 31, 2022.
†	Investment in Affiliated Security.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2022, the value of these securities amounted to $368,667 ($ Thousands), representing 23.3% of the Net Assets of the Fund.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(D)	Interest rate represents the security's effective yield at the time of purchase.
(E)	Tri-Party Repurchase Agreement.

ABS — Asset-Backed Security
ARM — Adjustable Rate Mortgage
Cl — Class
CLO — Collateralized Loan Obligation
CMO — Collateralized Mortgage Obligation
DAC — Designated Activity Company
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
FREMF— Freddie Mac Multi-Family
GNMA — Government National Mortgage Association
ICE— Intercontinental Exchange
LIBOR— London Interbank Offered Rate
LLC — Limited Liability Company
MTN — Medium Term Note
PLC — Public Limited Company
RB — Revenue Bond
REMIC — Real Estate Mortgage Investment Conduit
Ser — Series
SOFR — Secured Overnight Financing Rate
SOFRINDX — Custom SOFR Index
SOFR30A — Secured Overnight Financing Rate 30-day Average
TBA — To Be Announced
TSFR1M — Term Secured Overnight Financing Rate 1 Month
TSFR3M — Term Secured Overnight Financing Rate 3 Months
USD — U.S. Dollar

The following is a summary of the level of inputs used as of August 31, 2022, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Corporate Obligations	–	505,601	–	505,601
U.S. Treasury Obligations	–	471,771	–	471,771
Mortgage-Backed Securities	–	294,279	–	294,279
Asset-Backed Securities	–	246,855	–	246,855
Municipal Bonds	–	68,869	–	68,869
Commercial Paper	–	31,237	–	31,237
Cash Equivalent	11,064	–	–	11,064
Repurchase Agreement	–	22,000	–	22,000
Total Investments in Securities	11,064	1,640,612	–	1,651,676

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	231	–	–	231
Unrealized Depreciation	(78)	–	–	(78)
Total Other Financial Instruments	153	–	–	153

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

Auguest 31, 2022

Limited Duration Bond Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2022 ($ Thousands):

Security Description	Value 5/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2022	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$26,700	$475,025	$(490,661)	$—	$-	$11,064	11,063,930	$81	$—

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Intermediate Duration Credit Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 84.8%
Communication Services — 5.0%
Alphabet
2.250%, 08/15/2060	$1,273	$811
America Movil
6.125%, 03/30/2040	3,475	3,802
AT&T
8.750%, 11/15/2031	1,150	1,415
6.800%, 05/15/2036	2,915	3,181
4.900%, 08/15/2037	3,040	2,953
3.650%, 06/01/2051	3,295	2,521
3.650%, 09/15/2059	2,151	1,559
3.550%, 09/15/2055	1,455	1,065
2.250%, 02/01/2032	2,430	1,961
0.000%, 11/27/2022 (A)(B)	6,000	5,939
Charter Communications Operating LLC / Charter Communications Operating Capital
4.908%, 07/23/2025	115	115
Comcast
5.650%, 06/15/2035	285	305
4.200%, 08/15/2034	11,767	11,256
3.969%, 11/01/2047	3,418	2,936
3.950%, 10/15/2025	4,215	4,208
3.900%, 03/01/2038	1,390	1,250
3.400%, 04/01/2030	1,135	1,060
3.400%, 07/15/2046	1,115	869
3.375%, 02/15/2025	8,335	8,224
3.375%, 08/15/2025	2,425	2,385
3.300%, 02/01/2027	1,870	1,805
3.150%, 03/01/2026	3,475	3,382
2.987%, 11/01/2063	4,549	3,042
2.937%, 11/01/2056	5,978	4,050
2.887%, 11/01/2051	3,460	2,436
1.500%, 02/15/2031	15,045	12,083
Comcast Cable Communications Holdings
9.455%, 11/15/2022	3,850	3,895
Cox Communications
1.800%, 10/01/2030 (A)	3,600	2,856
Discovery Communications LLC
5.000%, 09/20/2037	1	1
2.950%, 03/20/2023	2,362	2,351
Magallanes
5.141%, 03/15/2052 (A)	6,585	5,271
5.050%, 03/15/2042 (A)	1,970	1,611
4.279%, 03/15/2032 (A)	2,625	2,287
Meta Platforms
4.450%, 08/15/2052 (A)	8,750	7,964
3.850%, 08/15/2032 (A)	5,925	5,572
NTT Finance
1.591%, 04/03/2028 (A)	3,545	3,066
1.162%, 04/03/2026 (A)	6,955	6,240

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Paramount Global
6.875%, 04/30/2036	$2,760	$2,837
5.850%, 09/01/2043	589	534
4.750%, 05/15/2025	1,188	1,197
4.375%, 03/15/2043	3,105	2,343
Time Warner Cable LLC
6.750%, 06/15/2039	1,635	1,590
6.550%, 05/01/2037	2,145	2,107
T-Mobile USA
4.500%, 04/15/2050	3,110	2,714
2.050%, 02/15/2028	4,220	3,662
Verizon Communications
7.750%, 12/01/2030	1,750	2,085
4.329%, 09/21/2028	3,235	3,193
4.272%, 01/15/2036	3,735	3,443
2.987%, 10/30/2056	1,857	1,248
1.750%, 01/20/2031	1,478	1,172
Walt Disney
6.400%, 12/15/2035	1,255	1,444
4.700%, 03/23/2050	3,690	3,690
3.600%, 01/13/2051	3,895	3,262
2.750%, 09/01/2049	8,348	5,993
2.000%, 09/01/2029	2,450	2,116

		170,357

Consumer Discretionary — 2.9%
7-Eleven
0.800%, 02/10/2024 (A)	1,669	1,587
Air Canada Pass-Through Trust, Ser 2015-1, Cl A
3.600%, 03/15/2027 (A)	3,301	3,041
Amazon.com
3.950%, 04/13/2052	13,678	12,438
3.875%, 08/22/2037	4,395	4,124
3.100%, 05/12/2051	6,300	4,908
2.800%, 08/22/2024	2,985	2,948
1.650%, 05/12/2028	2,445	2,171
Aptiv PLC
2.396%, 02/18/2025	3,180	3,025
BMW US Capital LLC
3.250%, 04/01/2025 (A)	1,360	1,330
2.550%, 04/01/2031 (A)	11,170	9,576
British Airways Pass-Through Trust, Ser 2020-1A
4.250%, 11/15/2032 (A)	1,413	1,318
Ferguson Finance PLC
4.500%, 10/24/2028 (A)	1,717	1,654
3.250%, 06/02/2030 (A)	4,865	4,189
General Motors Financial
1.700%, 08/18/2023	7,235	7,049
Home Depot
4.500%, 12/06/2048	2,015	1,962

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.400%, 03/15/2045	$2,450	$2,315
3.900%, 06/15/2047	1,505	1,323
3.500%, 09/15/2056	3,095	2,458
3.350%, 09/15/2025	620	615
3.350%, 04/15/2050	760	606
3.300%, 04/15/2040	860	720
3.250%, 04/15/2032	4,344	4,008
2.800%, 09/14/2027	3,340	3,172
2.750%, 09/15/2051	3,000	2,146
Hyundai Capital America
1.250%, 09/18/2023 (A)	4,925	4,778
Lowe's
1.300%, 04/15/2028	3,000	2,545
Massachusetts Institute of Technology
5.600%, 07/01/2111	3,465	4,015
President & Fellows of Harvard College
3.745%, 11/15/2052	6,905	6,393
QVC
4.850%, 04/01/2024	1,060	1,020
Resorts World Las Vegas LLC / RWLV Capital
4.625%, 04/06/2031 (A)	2,465	1,910
University of Southern California
2.805%, 10/01/2050	209	155
XLIT
5.250%, 12/15/2043	2,417	2,547

		102,046

Consumer Staples — 4.5%
Altria Group
9.950%, 11/10/2038	1,818	2,400
4.500%, 05/02/2043	415	316
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide
4.900%, 02/01/2046	270	256
4.700%, 02/01/2036	2,761	2,671
Anheuser-Busch InBev Worldwide
8.000%, 11/15/2039	5,774	7,416
5.550%, 01/23/2049	3,395	3,530
4.750%, 01/23/2029	5,220	5,327
Archer-Daniels-Midland
2.700%, 09/15/2051	2,580	1,934
BAT Capital
4.390%, 08/15/2037	3,458	2,735
2.259%, 03/25/2028	5,075	4,283
Coca-Cola
2.000%, 03/05/2031	2,010	1,719
Colgate-Palmolive
3.100%, 08/15/2025	14,535	14,291
Costco Wholesale
1.600%, 04/20/2030	3,000	2,526
CVS Pass-Through Trust
8.353%, 07/10/2031 (A)	1,760	1,975

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
7.507%, 01/10/2032 (A)	$1,220	$1,310
6.036%, 12/10/2028	2,163	2,214
4.163%, 08/11/2036 (A)	1,767	1,620
Hormel Foods
0.650%, 06/03/2024	2,850	2,709
JBS USA LUX
6.500%, 12/01/2052 (A)	2,510	2,640
5.125%, 02/01/2028 (A)	9,705	9,693
2.500%, 01/15/2027 (A)	4,395	3,944
JBS USA LUX/ JBS USA Food/ JBS USA Finance
3.000%, 02/02/2029 (A)	2,905	2,525
JDE Peet's
0.800%, 09/24/2024 (A)	10,480	9,665
Mars
4.200%, 04/01/2059 (A)	1,620	1,455
3.600%, 04/01/2034 (A)	1,790	1,634
3.200%, 04/01/2030 (A)	2,435	2,264
2.700%, 04/01/2025 (A)	6,085	5,904
2.375%, 07/16/2040 (A)	5,406	3,909
Nestle Holdings
3.500%, 09/24/2025 (A)	5,415	5,364
Northwestern University
4.643%, 12/01/2044	120	123
3.662%, 12/01/2057	2,060	1,773
PepsiCo
4.200%, 07/18/2052	1,730	1,696
1.950%, 10/21/2031	5,320	4,505
1.625%, 05/01/2030	1,420	1,198
Philip Morris International
4.500%, 03/20/2042	2,830	2,335
4.375%, 11/15/2041	2,207	1,827
3.875%, 08/21/2042	3,890	2,925
0.875%, 05/01/2026	3,360	2,986
Reynolds American
8.125%, 05/01/2040	980	1,062
7.250%, 06/15/2037	2,870	2,949
4.450%, 06/12/2025	1,685	1,669
Roche Holdings
2.625%, 05/15/2026 (A)	3,145	3,000
1.930%, 12/13/2028 (A)	10,791	9,440
Takeda Pharmaceutical
2.050%, 03/31/2030	3,352	2,802
University of Southern California
5.250%, 10/01/2111	3,475	3,602
Walmart
2.375%, 09/24/2029	729	655

		152,776

Energy — 5.0%
Baker Hughes Holdings LLC
3.337%, 12/15/2027	1,408	1,317

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.061%, 12/15/2026	$3,887	$3,537
BP Capital Markets America
3.937%, 09/21/2028	2,330	2,274
3.379%, 02/08/2061	3,066	2,301
3.060%, 06/17/2041	335	263
3.001%, 03/17/2052	2,680	1,947
3.000%, 02/24/2050	340	248
2.939%, 06/04/2051	3,695	2,648
2.772%, 11/10/2050	1,760	1,235
2.721%, 01/12/2032	1,505	1,312
BP Capital Markets PLC
3.723%, 11/28/2028	7,159	6,931
Cameron LNG LLC
2.902%, 07/15/2031 (A)	478	420
Cheniere Corpus Christi Holdings LLC
5.125%, 06/30/2027	2,120	2,116
3.700%, 11/15/2029	2,205	2,026
2.742%, 12/31/2039	2,925	2,281
Chevron
2.895%, 03/03/2024	4,260	4,215
2.236%, 05/11/2030	7,687	6,735
Colonial Enterprises
3.250%, 05/15/2030 (A)	3,560	3,240
ConocoPhillips
4.025%, 03/15/2062 (A)	4,165	3,546
Diamondback Energy
3.125%, 03/24/2031	2,740	2,363
Energy Transfer
4.000%, 10/01/2027	1,345	1,277
Eni SpA
4.000%, 09/12/2023 (A)	6,800	6,776
Enterprise Products Operating LLC
3.900%, 02/15/2024	4,250	4,237
EOG Resources
4.375%, 04/15/2030	2,055	2,052
Equinor
3.250%, 11/18/2049	1,385	1,107
2.875%, 04/06/2025	3,480	3,385
2.375%, 05/22/2030	2,190	1,922
Exxon Mobil
4.227%, 03/19/2040	5,890	5,597
4.114%, 03/01/2046	1,675	1,542
3.452%, 04/15/2051	9,760	8,054
3.095%, 08/16/2049	1,080	846
2.995%, 08/16/2039	2,830	2,317
1.571%, 04/15/2023	7,330	7,248
Galaxy Pipeline Assets Bidco
2.625%, 03/31/2036 (A)	2,555	2,150
1.750%, 09/30/2027 (A)	3,947	3,700
Hess
6.000%, 01/15/2040	2,790	2,841

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
HF Sinclair
5.875%, 04/01/2026 (A)	$2,080	$2,098
MPLX
4.950%, 03/14/2052	2,580	2,275
Reliance Industries
3.625%, 01/12/2052 (A)	4,510	3,403
Sabal Trail Transmission LLC
4.246%, 05/01/2028 (A)	3,660	3,532
Saudi Arabian Oil
1.625%, 11/24/2025 (A)	1,810	1,677
1.250%, 11/24/2023 (A)	8,875	8,575
Schlumberger Finance Canada
1.400%, 09/17/2025	2,565	2,399
Shell International Finance BV
6.375%, 12/15/2038	1,560	1,815
4.550%, 08/12/2043	3,145	3,011
4.125%, 05/11/2035	4,275	4,059
4.000%, 05/10/2046	3,265	2,909
3.750%, 09/12/2046	4,600	3,942
3.250%, 05/11/2025	2,315	2,276
2.500%, 09/12/2026	345	327
2.375%, 11/07/2029	2,890	2,548
Spectra Energy Partners
3.375%, 10/15/2026	1,970	1,877
Tennessee Gas Pipeline LLC
8.375%, 06/15/2032	3,445	4,045
2.900%, 03/01/2030 (A)	4,230	3,635
Texas Eastern Transmission LP
3.500%, 01/15/2028 (A)	3,373	3,149
TotalEnergies Capital
3.883%, 10/11/2028	5,330	5,206
TotalEnergies Capital International
3.386%, 06/29/2060	675	520
3.127%, 05/29/2050	2,305	1,777
2.986%, 06/29/2041	265	210
TransCanada PipeLines
3.750%, 10/16/2023	5,000	4,984

		176,255

Financials — 32.3%
AIA Group
3.600%, 04/09/2029 (A)	9,500	9,053
AIG Global Funding
0.450%, 12/08/2023 (A)	5,260	5,029
AIG SunAmerica Global Financing X
6.900%, 03/15/2032 (A)	1,531	1,751
Alleghany
3.250%, 08/15/2051	1,347	1,018
American International Group
4.800%, 07/10/2045	300	280
4.750%, 04/01/2048	165	156
4.375%, 06/30/2050	555	498

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Ameriprise Financial
4.000%, 10/15/2023	$2,450	$2,452
Antares Holdings
3.950%, 07/15/2026 (A)	2,915	2,581
ANZ New Zealand International
1.250%, 06/22/2026 (A)	6,015	5,337
Apollo Management Holdings
4.400%, 05/27/2026 (A)	1,140	1,110
4.000%, 05/30/2024 (A)	6,353	6,251
ASB Bank
1.625%, 10/22/2026 (A)	4,790	4,259
Athene Global Funding
2.950%, 11/12/2026 (A)	6,830	6,201
2.673%, 06/07/2031 (A)	9,805	7,818
2.500%, 03/24/2028 (A)	5,135	4,399
Banco Bilbao Vizcaya Argentaria
1.125%, 09/18/2025	4,055	3,669
Banco Santander
2.746%, 05/28/2025	4,150	3,902
2.706%, 06/27/2024	7,425	7,215
1.722%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.900%, 09/14/2027 (C)	820	706
Bank of America
6.000%, 10/15/2036	485	525
4.948%, U.S. SOFR + 2.040%, 07/22/2028 (C)	18,565	18,548
4.571%, U.S. SOFR + 1.830%, 04/27/2033 (C)	5,000	4,774
3.366%, ICE LIBOR USD 3 Month + 0.810%, 01/23/2026 (C)	12,525	12,110
3.311%, U.S. SOFR + 1.580%, 04/22/2042 (C)	12,260	9,565
3.004%, ICE LIBOR USD 3 Month + 0.790%, 12/20/2023 (C)	2,399	2,390
2.972%, U.S. SOFR + 1.330%, 02/04/2033 (C)	1,465	1,231
2.972%, U.S. SOFR + 1.560%, 07/21/2052 (C)	4,498	3,140
2.687%, U.S. SOFR + 1.320%, 04/22/2032 (C)	2,585	2,143
2.572%, U.S. SOFR + 1.210%, 10/20/2032 (C)	6,860	5,607
Bank of America MTN
4.330%, ICE LIBOR USD 3 Month + 1.520%, 03/15/2050 (C)	1,370	1,225
4.271%, ICE LIBOR USD 3 Month + 1.310%, 07/23/2029 (C)	10,245	9,799
4.244%, ICE LIBOR USD 3 Month + 1.814%, 04/24/2038 (C)	4,228	3,804
4.183%, 11/25/2027	7,325	7,142

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.705%, ICE LIBOR USD 3 Month + 1.512%, 04/24/2028 (C)	$18,945	$17,996
3.559%, ICE LIBOR USD 3 Month + 1.060%, 04/23/2027 (C)	665	635
3.458%, ICE LIBOR USD 3 Month + 0.970%, 03/15/2025 (C)	10,105	9,939
3.248%, 10/21/2027	3,635	3,430
2.884%, ICE LIBOR USD 3 Month + 1.190%, 10/22/2030 (C)	2,870	2,491
2.676%, U.S. SOFR + 1.930%, 06/19/2041 (C)	14,655	10,493
Bank of Montreal MTN
1.250%, 09/15/2026	3,825	3,412
0.625%, 07/09/2024	4,375	4,121
Bank of New York Mellon MTN
2.450%, 08/17/2026	705	664
Bank of Nova Scotia
4.900%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.551%(C)(D)	3,150	2,985
0.650%, 07/31/2024	5,281	4,946
Barclays PLC
4.375%, 01/12/2026	4,465	4,376
3.932%, ICE LIBOR USD 3 Month + 1.610%, 05/07/2025 (C)	4,615	4,511
Berkshire Hathaway
4.500%, 02/11/2043	865	838
Berkshire Hathaway Finance
3.850%, 03/15/2052	9,350	8,066
2.850%, 10/15/2050	3,685	2,688
1.450%, 10/15/2030	4,000	3,257
Blackstone Holdings Finance LLC
5.000%, 06/15/2044 (A)	738	707
4.750%, 02/15/2023 (A)	2,014	2,012
4.450%, 07/15/2045 (A)	1,534	1,377
3.500%, 09/10/2049 (A)	2,250	1,715
3.150%, 10/02/2027 (A)	1,878	1,755
2.550%, 03/30/2032 (A)	2,000	1,660
2.000%, 01/30/2032 (A)	4,795	3,770
Blackstone Private Credit Fund
2.625%, 12/15/2026	2,920	2,466
Blackstone Secured Lending Fund
3.625%, 01/15/2026	3,105	2,912
BNP Paribas
2.219%, U.S. SOFR + 2.074%, 06/09/2026 (A)(C)	4,170	3,844
2.159%, U.S. SOFR + 1.218%, 09/15/2029 (A)(C)	2,305	1,897
1.323%, U.S. SOFR + 1.004%, 01/13/2027 (A)(C)	6,005	5,267
Brighthouse Financial Global Funding MTN
1.000%, 04/12/2024 (A)	3,400	3,207

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Brookfield Finance
2.724%, 04/15/2031	$2,500	$2,106
Canadian Imperial Bank of Commerce
0.950%, 10/23/2025	3,400	3,071
Cantor Fitzgerald
4.500%, 04/14/2027 (A)	2,435	2,316
Capital One Financial
4.927%, U.S. SOFR + 2.057%, 05/10/2028 (C)	167	165
3.650%, 05/11/2027	4,523	4,324
3.300%, 10/30/2024	2,868	2,812
Carlyle Finance Subsidiary LLC
3.500%, 09/19/2029 (A)	2,697	2,409
CDP Financial
5.600%, 11/25/2039 (A)	700	798
Charles Schwab
2.650%, 01/25/2023	3,996	3,985
Chubb INA Holdings
4.350%, 11/03/2045	1,138	1,070
2.850%, 12/15/2051	3,645	2,664
CI Financial
4.100%, 06/15/2051	4,895	3,206
3.200%, 12/17/2030	6,030	4,591
Cincinnati Financial
6.920%, 05/15/2028	3,363	3,702
6.125%, 11/01/2034	2,882	3,171
Citadel
4.875%, 01/15/2027 (A)	3,820	3,657
Citadel Finance LLC
3.375%, 03/09/2026 (A)	3,615	3,301
Citigroup
8.125%, 07/15/2039	3,119	4,073
5.500%, 09/13/2025	920	944
4.910%, U.S. SOFR + 2.086%, 05/24/2033 (C)	3,330	3,257
4.750%, 05/18/2046	1,040	937
4.650%, 07/23/2048	3,288	3,099
4.450%, 09/29/2027	195	190
4.281%, ICE LIBOR USD 3 Month + 1.839%, 04/24/2048 (C)	2,918	2,614
4.140%, U.S. SOFR + 1.372%, 05/24/2025 (C)	3,535	3,511
3.400%, 05/01/2026	6,375	6,150
3.352%, ICE LIBOR USD 3 Month + 0.897%, 04/24/2025 (C)	6,380	6,253
2.904%, U.S. SOFR + 1.379%, 11/03/2042 (C)	2,110	1,542
1.462%, U.S. SOFR + 0.770%, 06/09/2027 (C)	3,767	3,323
CME Group
5.300%, 09/15/2043	2,500	2,743
4.150%, 06/15/2048	1,989	1,887

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Commonwealth Bank of Australia
1.125%, 06/15/2026 (A)	$3,668	$3,264
Cooperatieve Rabobank UA
3.758%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.420%, 04/06/2033 (A)(C)	5,555	4,931
Corebridge Financial
3.900%, 04/05/2032 (A)	2,590	2,327
3.850%, 04/05/2029 (A)	4,850	4,464
3.500%, 04/04/2025 (A)	4,280	4,122
Credit Agricole
1.247%, U.S. SOFR + 0.892%, 01/26/2027 (A)(C)	4,185	3,677
Credit Agricole MTN
3.750%, 04/24/2023 (A)	4,640	4,632
Credit Suisse Group
6.537%, U.S. SOFR + 3.920%, 08/12/2033 (A)(C)	4,190	4,001
2.193%, U.S. SOFR + 2.044%, 06/05/2026 (A)(C)	6,950	6,210
Credit Suisse NY
4.750%, 08/09/2024	9,630	9,576
3.700%, 02/21/2025	6,800	6,576
Deutsche Bank NY
0.898%, 05/28/2024	5,135	4,827
Empower Finance 2020
3.075%, 09/17/2051 (A)	1,255	876
Enstar Group
3.100%, 09/01/2031	3,285	2,473
Equitable Financial Life Global Funding
1.400%, 07/07/2025 (A)	1,473	1,347
1.400%, 08/27/2027 (A)	1,973	1,691
0.800%, 08/12/2024 (A)	2,165	2,017
Equitable Financial Life Global Funding MTN
1.300%, 07/12/2026 (A)	5,101	4,526
F&G Global Funding
1.750%, 06/30/2026 (A)	5,611	5,005
Fairfax Financial Holdings
3.375%, 03/03/2031	2,495	2,132
Farmers Exchange Capital III
5.454%, ICE LIBOR USD 3 Month + 3.454%, 10/15/2054 (A)(C)	1,750	1,697
Federation des Caisses Desjardins du Quebec
0.700%, 05/21/2024 (A)	5,645	5,303
Fifth Third Bancorp
2.550%, 05/05/2027	1,920	1,769
First Republic Bank
1.912%, U.S. SOFR + 0.620%, 02/12/2024 (C)	2,800	2,769
Five Corners Funding Trust
4.419%, 11/15/2023 (A)	4,190	4,191

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
GA Global Funding Trust
3.850%, 04/11/2025 (A)	$5,800	$5,614
1.950%, 09/15/2028 (A)	5,945	4,994
1.625%, 01/15/2026 (A)	2,345	2,099
Goldman Sachs Capital I
6.345%, 02/15/2034	2,200	2,288
Goldman Sachs Group
6.750%, 10/01/2037	445	493
6.450%, 05/01/2036	670	725
4.411%, ICE LIBOR USD 3 Month + 1.430%, 04/23/2039 (C)	3,315	3,016
4.017%, ICE LIBOR USD 3 Month + 1.373%, 10/31/2038 (C)	1,517	1,322
3.850%, 01/26/2027	155	150
3.800%, 03/15/2030	770	710
3.500%, 01/23/2025	2,385	2,338
3.500%, 11/16/2026	8,613	8,274
3.436%, U.S. SOFR + 1.632%, 02/24/2043 (C)	2,228	1,756
3.272%, ICE LIBOR USD 3 Month + 1.201%, 09/29/2025 (C)	7,830	7,626
3.210%, U.S. SOFR + 1.513%, 04/22/2042 (C)	8,460	6,483
3.102%, U.S. SOFR + 1.410%, 02/24/2033 (C)	14,920	12,693
2.908%, U.S. SOFR + 1.472%, 07/21/2042 (C)	415	302
2.650%, U.S. SOFR + 1.264%, 10/21/2032 (C)	1,439	1,182
2.640%, U.S. SOFR + 1.114%, 02/24/2028 (C)	4,800	4,353
2.600%, 02/07/2030	725	621
2.383%, U.S. SOFR + 1.248%, 07/21/2032 (C)	6,145	4,974
1.948%, U.S. SOFR + 0.913%, 10/21/2027 (C)	6,225	5,529
1.431%, U.S. SOFR + 0.798%, 03/09/2027 (C)	8,975	7,985
Goldman Sachs Group MTN
4.800%, 07/08/2044	5,605	5,343
HSBC Bank PLC
7.650%, 05/01/2025	3,080	3,270
HSBC Bank USA
7.000%, 01/15/2039	7,096	8,236
HSBC Holdings PLC
4.041%, ICE LIBOR USD 3 Month + 1.546%, 03/13/2028 (C)	11,362	10,689
2.999%, U.S. SOFR + 1.430%, 03/10/2026 (C)	1,140	1,080
ING Groep
4.625%, 01/06/2026 (A)	3,690	3,666

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.252%, U.S. SOFR + 2.070%, 03/28/2033 (C)	$415	$383
4.100%, 10/02/2023	3,950	3,947
3.869%, U.S. SOFR + 1.640%, 03/28/2026 (C)	5,405	5,268
Intercontinental Exchange
4.950%, 06/15/2052	5,115	4,990
4.250%, 09/21/2048	1,454	1,315
3.000%, 06/15/2050	1,100	807
Jackson Financial
3.125%, 11/23/2031 (A)	3,295	2,640
JPMorgan Chase
8.750%, 09/01/2030	1,361	1,643
7.750%, 07/15/2025	1,690	1,845
6.400%, 05/15/2038	5,612	6,394
5.500%, 10/15/2040	1,000	1,044
4.586%, U.S. SOFR + 1.800%, 04/26/2033 (C)	3,125	3,009
4.565%, U.S. SOFR + 1.750%, 06/14/2030 (C)	5,880	5,704
4.260%, ICE LIBOR USD 3 Month + 1.580%, 02/22/2048 (C)	1,375	1,220
3.964%, ICE LIBOR USD 3 Month + 1.380%, 11/15/2048 (C)	45	38
3.897%, ICE LIBOR USD 3 Month + 1.220%, 01/23/2049 (C)	2,830	2,360
3.882%, ICE LIBOR USD 3 Month + 1.360%, 07/24/2038 (C)	6,195	5,443
3.875%, 09/10/2024	4,785	4,764
3.509%, ICE LIBOR USD 3 Month + 0.945%, 01/23/2029 (C)	15,247	14,108
3.332%, ICE LIBOR USD 3 Month + 0.550%, 02/01/2027 (C)	1,630	1,514
3.328%, U.S. SOFR + 1.580%, 04/22/2052 (C)	8,270	6,242
3.220%, ICE LIBOR USD 3 Month + 1.155%, 03/01/2025 (C)	2,395	2,349
3.157%, U.S. SOFR + 1.460%, 04/22/2042 (C)	10,745	8,292
3.109%, U.S. SOFR + 2.440%, 04/22/2051 (C)	250	180
2.963%, U.S. SOFR + 1.260%, 01/25/2033 (C)	1,475	1,253
2.522%, U.S. SOFR + 2.040%, 04/22/2031 (C)	2,203	1,863
2.069%, U.S. SOFR + 1.015%, 06/01/2029 (C)	4,860	4,153
1.953%, U.S. SOFR + 1.065%, 02/04/2032 (C)	2,425	1,922
1.045%, U.S. SOFR + 0.800%, 11/19/2026 (C)	1,300	1,155

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
KKR Group Finance III LLC
5.125%, 06/01/2044 (A)	$6,248	$5,896
KKR Group Finance VIII LLC
3.500%, 08/25/2050 (A)	1,275	964
KKR Group Finance XII LLC
4.850%, 05/17/2032 (A)	3,073	2,998
Korea Development Bank MTN
1.750%, 02/18/2025	5,905	5,587
Kreditanstalt fuer Wiederaufbau
2.125%, 01/17/2023	3,320	3,304
Lincoln National
3.400%, 01/15/2031	3,100	2,761
Lloyds Banking Group PLC
4.976%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.300%, 08/11/2033 (C)	2,145	2,038
2.438%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.000%, 02/05/2026 (C)	4,500	4,229
1.627%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.850%, 05/11/2027 (C)	2,636	2,328
LSEGA Financing PLC
3.200%, 04/06/2041 (A)	3,618	2,869
1.375%, 04/06/2026 (A)	4,681	4,214
Macquarie Group
3.189%, ICE LIBOR USD 3 Month + 1.023%, 11/28/2023 (A)(C)	9,208	9,181
Macquarie Group MTN
1.629%, U.S. SOFR + 0.910%, 09/23/2027 (A)(C)	1,844	1,586
Marsh & McLennan
3.500%, 03/10/2025	4,200	4,134
Massachusetts Mutual Life Insurance
3.375%, 04/15/2050 (A)	1,153	880
3.200%, 12/01/2061 (A)	7,385	5,083
MassMutual Global Funding II
1.200%, 07/16/2026 (A)	6,000	5,362
Met Tower Global Funding MTN
1.250%, 09/14/2026 (A)	3,545	3,125
MetLife
5.000%, 07/15/2052	5,140	5,201
4.050%, 03/01/2045	1,250	1,102
Metropolitan Life Global Funding I MTN
3.600%, 01/11/2024 (A)	6,135	6,113
2.400%, 01/11/2032 (A)	3,850	3,220
Mitsubishi UFJ Financial Group
1.538%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.750%, 07/20/2027 (C)	9,420	8,299
Moody's
4.250%, 08/08/2032	3,406	3,294

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.550%, 08/18/2060	$2,136	$1,310
Morgan Stanley
4.210%, U.S. SOFR + 1.610%, 04/20/2028 (C)	14,314	13,948
3.217%, U.S. SOFR + 1.485%, 04/22/2042 (C)	790	616
1.593%, U.S. SOFR + 0.879%, 05/04/2027 (C)	2,650	2,362
Morgan Stanley MTN
6.375%, 07/24/2042	2,120	2,417
4.300%, 01/27/2045	4,535	4,052
3.971%, ICE LIBOR USD 3 Month + 1.455%, 07/22/2038 (C)	2,955	2,632
3.750%, 02/25/2023	3,317	3,320
2.943%, U.S. SOFR + 1.290%, 01/21/2033 (C)	2,245	1,910
2.720%, U.S. SOFR + 1.152%, 07/22/2025 (C)	2,540	2,454
2.511%, U.S. SOFR + 1.200%, 10/20/2032 (C)	2,490	2,039
2.475%, U.S. SOFR + 1.000%, 01/21/2028 (C)	3,845	3,493
2.239%, U.S. SOFR + 1.178%, 07/21/2032 (C)	4,150	3,343
1.512%, U.S. SOFR + 0.858%, 07/20/2027 (C)	2,237	1,981
Mutual of Omaha Insurance
4.297%, ICE LIBOR USD 3 Month + 2.640%, 07/15/2054 (A)(C)	1,515	1,452
National Rural Utilities Cooperative Finance
4.750%, ICE LIBOR USD 3 Month + 2.910%, 04/30/2043 (C)	2,056	1,912
4.400%, 11/01/2048	1,000	919
4.300%, 03/15/2049	2,648	2,392
4.023%, 11/01/2032	435	416
Nationwide Building Society MTN
2.972%, U.S. SOFR + 1.290%, 02/16/2028 (A)(C)	5,295	4,768
Nationwide Mutual Insurance
9.375%, 08/15/2039 (A)	1,450	1,967
4.350%, 04/30/2050 (A)	3,471	2,886
Natwest Group PLC
1.642%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.900%, 06/14/2027 (C)	4,320	3,782
New York Life Global Funding
1.850%, 08/01/2031 (A)	2,415	1,951
New York Life Insurance
5.875%, 05/15/2033 (A)	2,224	2,425
3.750%, 05/15/2050 (A)	1,420	1,181

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Ontario Teachers' Cadillac Fairview Properties Trust
2.500%, 10/15/2031 (A)	$6,865	$5,768
Owl Rock Capital
2.875%, 06/11/2028	3,498	2,831
Pacific Life Insurance
4.300%, ICE LIBOR USD 3 Month + 2.796%, 10/24/2067 (A)(C)	1,555	1,337
Peachtree Corners Funding Trust
3.976%, 02/15/2025 (A)	4,431	4,369
PNC Bank
3.300%, 10/30/2024	1,760	1,730
PNC Financial Services Group
2.600%, 07/23/2026	8,220	7,761
Pricoa Global Funding I
3.450%, 09/01/2023 (A)	5,140	5,115
Principal Life Global Funding II
2.250%, 11/21/2024 (A)	3,110	2,965
1.500%, 08/27/2030 (A)	3,374	2,648
Prospect Capital
3.706%, 01/22/2026	2,520	2,267
Prudential Financial
3.935%, 12/07/2049	140	120
Prudential Financial MTN
5.700%, 12/14/2036	1,660	1,786
1.500%, 03/10/2026	4,945	4,528
Prudential PLC
3.125%, 04/14/2030	2,008	1,793
Royal Bank of Canada MTN
2.300%, 11/03/2031	2,075	1,723
0.650%, 07/29/2024	1,971	1,850
S&P Global
2.900%, 03/01/2032 (A)	5,760	5,109
2.700%, 03/01/2029 (A)	6,138	5,585
2.450%, 03/01/2027 (A)	5,925	5,527
Scentre Group Trust 1/ Scentre Group Trust 2
4.375%, 05/28/2030 (A)	631	597
3.750%, 03/23/2027 (A)	805	761
3.625%, 01/28/2026 (A)	8,801	8,418
3.500%, 02/12/2025 (A)	1,390	1,346
Scentre Group Trust 2
4.750%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.379%, 09/24/2080 (A)(C)	6,340	5,857
Securian Financial Group
4.800%, 04/15/2048 (A)	3,138	2,668
Security Benefit Global Funding MTN
1.250%, 05/17/2024 (A)	1,501	1,411
Societe Generale
3.625%, 03/01/2041 (A)	2,840	1,879

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
State Street
4.421%, U.S. SOFR + 1.605%, 05/13/2033 (C)	$3,026	$2,979
3.031%, U.S. SOFR + 1.490%, 11/01/2034 (C)	5,280	4,602
Sumitomo Mitsui Financial Group
0.948%, 01/12/2026	3,000	2,670
Swiss Re Treasury US
4.250%, 12/06/2042 (A)	3,000	2,794
Synchrony Bank
5.400%, 08/22/2025	5,420	5,412
Toronto-Dominion Bank MTN
4.456%, 06/08/2032	3,035	2,975
0.700%, 09/10/2024	3,763	3,519
Travelers
3.750%, 05/15/2046	1,505	1,299
Truist Bank
3.800%, 10/30/2026	2,090	2,041
2.250%, 03/11/2030	915	762
Truist Financial
4.000%, 05/01/2025	8,220	8,197
Truist Financial MTN
4.916%, U.S. SOFR + 2.240%, 07/28/2033 (C)	5,320	5,092
2.850%, 10/26/2024	2,500	2,452
1.887%, U.S. SOFR + 0.862%, 06/07/2029 (C)	4,036	3,451
1.267%, U.S. SOFR + 0.609%, 03/02/2027 (C)	12,535	11,250
UBS MTN
4.500%, 06/26/2048 (A)	3,285	3,039
UBS Group
4.703%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.050%, 08/05/2027 (A)(C)	11,620	11,406
4.488%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.550%, 05/12/2026 (A)(C)	5,720	5,660
4.125%, 09/24/2025 (A)	1,345	1,330
1.494%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.850%, 08/10/2027 (A)(C)	2,100	1,824
1.008%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.830%, 07/30/2024 (A)(C)	8,100	7,850
US Bancorp
4.967%, U.S. SOFR + 2.110%, 07/22/2033 (C)	4,130	4,070
USAA Capital
3.375%, 05/01/2025 (A)	3,949	3,884
Validus Holdings
8.875%, 01/26/2040	1,880	2,463

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Wells Fargo
6.600%, 01/15/2038	$2,620	$3,002
5.950%, 12/15/2036	1,035	1,039
5.606%, 01/15/2044	3,666	3,709
3.068%, U.S. SOFR + 2.530%, 04/30/2041 (C)	3,585	2,744
3.000%, 04/22/2026	8,965	8,529
Wells Fargo MTN
5.013%, U.S. SOFR + 4.502%, 04/04/2051 (C)	530	518
4.900%, 11/17/2045	1,575	1,455
4.897%, U.S. SOFR + 2.100%, 07/25/2033 (C)	1,465	1,441
4.750%, 12/07/2046	3,473	3,171
4.611%, U.S. SOFR + 2.130%, 04/25/2053 (C)	5,805	5,324
4.400%, 06/14/2046	2,750	2,409
3.584%, ICE LIBOR USD 3 Month + 1.310%, 05/22/2028 (C)	12,541	11,833
3.350%, U.S. SOFR + 1.500%, 03/02/2033 (C)	2,805	2,449
3.196%, ICE LIBOR USD 3 Month + 1.170%, 06/17/2027 (C)	11,945	11,252
2.879%, U.S. SOFR + 1.432%, 10/30/2030 (C)	4,585	4,022
2.572%, U.S. SOFR + 1.262%, 02/11/2031 (C)	3,185	2,698
2.393%, U.S. SOFR + 2.100%, 06/02/2028 (C)	8,635	7,735
Westpac Banking
5.405%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.680%, 08/10/2033 (C)	955	918
2.668%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 1.750%, 11/15/2035 (C)	3,760	2,960
1.953%, 11/20/2028	7,025	6,112

		1,106,841

Health Care — 6.6%
AbbVie
4.250%, 11/21/2049	2,100	1,847
Advocate Health & Hospitals
4.272%, 08/15/2048	2,984	2,784
2.211%, 06/15/2030	3,670	3,138
Ascension Health
3.945%, 11/15/2046	2,394	2,180
3.106%, 11/15/2039	1,725	1,419
2.532%, 11/15/2029	3,660	3,268
Astrazeneca Finance LLC
1.750%, 05/28/2028	5,400	4,767
1.200%, 05/28/2026	9,045	8,167

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
AstraZeneca PLC
3.375%, 11/16/2025	$1,393	$1,367
Banner Health
2.907%, 01/01/2042	2,652	2,040
Bayer US Finance II LLC
4.700%, 07/15/2064 (A)	3,935	3,214
Blue Cross & Blue Shield of Minnesota
3.790%, 05/01/2025 (A)	2,086	1,998
Bon Secours Mercy Health
3.464%, 06/01/2030	1,930	1,797
2.095%, 06/01/2031	1,430	1,170
Bristol-Myers Squibb
4.550%, 02/20/2048	217	210
3.700%, 03/15/2052	2,010	1,703
3.550%, 03/15/2042	3,715	3,185
3.400%, 07/26/2029	1,362	1,300
3.200%, 06/15/2026	1,775	1,739
2.950%, 03/15/2032	5,810	5,265
2.550%, 11/13/2050	495	341
2.350%, 11/13/2040	690	504
Cigna
4.125%, 11/15/2025	2,154	2,140
2.375%, 03/15/2031	3,000	2,521
CommonSpirit Health
4.350%, 11/01/2042	1,680	1,498
4.187%, 10/01/2049	3,085	2,526
CVS Health
5.050%, 03/25/2048	2,310	2,224
Eli Lilly
3.375%, 03/15/2029	3,155	3,055
Gilead Sciences
4.750%, 03/01/2046	1,735	1,660
GlaxoSmithKline Capital
3.875%, 05/15/2028	2,190	2,153
HCA
5.500%, 06/15/2047	2,385	2,201
Health Care Service, A Mutual Legal Reserve
3.200%, 06/01/2050 (A)	3,025	2,246
Johnson & Johnson
3.750%, 03/03/2047	3,000	2,703
2.900%, 01/15/2028	2,565	2,465
2.625%, 01/15/2025	1,660	1,626
1.300%, 09/01/2030	5,355	4,487
Kaiser Foundation Hospitals
4.150%, 05/01/2047	3,020	2,789
3.150%, 05/01/2027	2,005	1,935
2.810%, 06/01/2041	4,970	3,807
McKesson
0.900%, 12/03/2025	2,000	1,799
Medtronic
4.375%, 03/15/2035	1,732	1,719

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Memorial Health Services
3.447%, 11/01/2049	$1,805	$1,451
Merck
3.600%, 09/15/2042	2,145	1,854
3.400%, 03/07/2029	2,385	2,289
1.900%, 12/10/2028	4,930	4,349
MultiCare Health System
2.803%, 08/15/2050	4,400	3,035
Nationwide Children's Hospital
4.556%, 11/01/2052	1,135	1,103
New York and Presbyterian Hospital
4.763%, 08/01/2116	1,395	1,282
1.651%, 08/01/2030	2,487	2,030
Northwell Healthcare
4.260%, 11/01/2047	2,055	1,800
Novartis Capital
4.400%, 05/06/2044	670	661
3.000%, 11/20/2025	4,380	4,287
2.750%, 08/14/2050	4,606	3,500
NY Society for Relief of Ruptured & Crippled Maintaining Hospital Special Surgery
2.667%, 10/01/2050	5,260	3,605
OhioHealth
2.834%, 11/15/2041	4,000	3,047
Orlando Health Obligated Group
3.327%, 10/01/2050	755	577
PerkinElmer
0.850%, 09/15/2024	6,845	6,378
Pfizer
3.000%, 12/15/2026	2,220	2,160
2.625%, 04/01/2030	5,250	4,722
Pharmacia LLC
6.600%, 12/01/2028	1,100	1,221
Providence St. Joseph Health Obligated Group
2.532%, 10/01/2029	8,461	7,444
RWJ Barnabas Health
3.477%, 07/01/2049	4,050	3,290
SSM Health Care
3.688%, 06/01/2023	7,331	7,317
Stanford Health Care
3.310%, 08/15/2030	1,040	959
Thermo Fisher Scientific
1.750%, 10/15/2028	990	874
1.215%, 10/18/2024	13,955	13,201
UnitedHealth Group
6.875%, 02/15/2038	2,380	2,894
6.625%, 11/15/2037	1,609	1,903
6.500%, 06/15/2037	1,675	1,965
4.625%, 07/15/2035	5,480	5,460
4.200%, 05/15/2032	7,285	7,204
4.200%, 01/15/2047	1,432	1,318

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.000%, 05/15/2029	$2,879	$2,833
3.875%, 12/15/2028	1,835	1,805
3.850%, 06/15/2028	1,360	1,343
3.750%, 07/15/2025	3,700	3,689
3.700%, 12/15/2025	1,825	1,814
3.500%, 02/15/2024	4,395	4,385
3.050%, 05/15/2041	1,620	1,295
2.300%, 05/15/2031	8,415	7,187
Wyeth LLC
6.000%, 02/15/2036	1,400	1,577
5.950%, 04/01/2037	3,960	4,493

		232,558

Industrials — 9.2%
AerCap Ireland Capital DAC
3.300%, 01/30/2032	1,575	1,271
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.000%, 10/29/2028	7,130	6,061
2.450%, 10/29/2026	2,780	2,451
1.650%, 10/29/2024	7,345	6,797
1.150%, 10/29/2023	7,575	7,246
Air Lease
3.875%, 07/03/2023	4,406	4,391
Airbus
3.950%, 04/10/2047 (A)	2,800	2,408
BAE Systems Holdings
3.800%, 10/07/2024 (A)	1,700	1,677
BAE Systems PLC
5.800%, 10/11/2041 (A)	1,940	2,013
3.400%, 04/15/2030 (A)	2,307	2,100
1.900%, 02/15/2031 (A)	4,286	3,438
Boeing
5.805%, 05/01/2050	3,410	3,271
5.705%, 05/01/2040	2,195	2,094
5.150%, 05/01/2030	9,430	9,281
3.100%, 05/01/2026	3,935	3,715
1.875%, 06/15/2023	3,100	3,051
Burlington Northern Santa Fe LLC
6.150%, 05/01/2037	2,590	2,978
4.900%, 04/01/2044	2,563	2,563
4.550%, 09/01/2044	5,015	4,841
4.450%, 01/15/2053	3,424	3,307
4.375%, 09/01/2042	370	349
4.150%, 04/01/2045	3,100	2,833
Canadian National Railway
3.850%, 08/05/2032	2,990	2,894
Caterpillar
3.803%, 08/15/2042	1,510	1,376
3.400%, 05/15/2024	3,050	3,040
Caterpillar Financial Services MTN
3.600%, 08/12/2027	9,460	9,288

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
0.950%, 01/10/2024	$24,860	$23,962
Continental Airlines Pass-Through Trust, Ser 2012-2, Cl A
4.000%, 10/29/2024	3,009	2,863
CSX
4.100%, 11/15/2032	6,490	6,270
3.350%, 09/15/2049	4,726	3,703
Deere
3.750%, 04/15/2050	220	203
3.100%, 04/15/2030	4,033	3,768
2.750%, 04/15/2025	1,295	1,260
Delta Air Lines Pass-Through Trust, Ser 2015-1, Cl A
3.875%, 07/30/2027	1,093	976
Delta Air Lines Pass-Through Trust, Ser 2019-1, Cl A
3.404%, 04/25/2024	2,800	2,662
Delta Air Lines Pass-Through Trust, Ser 2020-1, Cl AA
2.000%, 06/10/2028	2,817	2,443
Emerson Electric
2.200%, 12/21/2031	6,250	5,309
1.800%, 10/15/2027	1,855	1,665
GE Capital International Funding Unlimited
4.418%, 11/15/2035	11,869	11,223
General Dynamics
4.250%, 04/01/2040	920	885
4.250%, 04/01/2050	2,100	2,006
2.850%, 06/01/2041	3,640	2,853
1.875%, 08/15/2023	2,655	2,609
Honeywell International
1.750%, 09/01/2031	1,980	1,639
John Deere Capital MTN
3.900%, 06/07/2032	6,325	6,223
3.450%, 06/07/2023	5,091	5,090
2.800%, 07/18/2029	4,220	3,900
2.650%, 06/24/2024	4,835	4,757
2.650%, 06/10/2026	355	341
2.350%, 03/08/2027	4,820	4,515
1.250%, 01/10/2025	15,465	14,607
0.400%, 10/10/2023	11,200	10,813
Lockheed Martin
4.070%, 12/15/2042	3,300	3,066
3.900%, 06/15/2032	6,960	6,822
Norfolk Southern
3.800%, 08/01/2028	3,180	3,098
Northrop Grumman
2.930%, 01/15/2025	4,900	4,774
PACCAR Financial MTN
1.100%, 05/11/2026	3,079	2,792
Penske Truck Leasing LP / PTL Finance
4.000%, 07/15/2025 (A)	2,904	2,841

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.950%, 03/10/2025 (A)	$2,752	$2,695
3.450%, 07/01/2024 (A)	5,540	5,406
Protective Life Global Funding
1.618%, 04/15/2026 (A)	7,358	6,660
1.170%, 07/15/2025 (A)	1,476	1,347
Raytheon Technologies
4.500%, 06/01/2042	2,300	2,179
Ryder System MTN
4.625%, 06/01/2025	4,800	4,793
Siemens Financieringsmaatschappij
1.700%, 03/11/2028 (A)	5,110	4,453
Snap-on
3.100%, 05/01/2050	3,240	2,579
Southwest Airlines
5.125%, 06/15/2027	2,770	2,825
Triton Container International
2.050%, 04/15/2026 (A)	2,335	2,026
TTX
4.600%, 02/01/2049 (A)	2,100	1,989
TTX MTN
3.600%, 01/15/2025 (A)	5,563	5,413
Union Pacific
3.500%, 02/14/2053	2,510	2,040
3.375%, 02/14/2042	1,120	941
2.950%, 03/10/2052	8,661	6,354
2.375%, 05/20/2031	3,595	3,118
Union Pacific MTN
3.550%, 08/15/2039	1,295	1,121
United Airlines Pass-Through Trust, Ser 2012-1, Cl A
4.150%, 04/11/2024	2,217	2,158
United Airlines Pass-Through Trust, Ser 2019-1, Cl AA
4.150%, 08/25/2031	1,423	1,305
United Parcel Service
5.300%, 04/01/2050	3,026	3,370
Verisk Analytics
3.625%, 05/15/2050	2,930	2,261
WW Grainger
4.600%, 06/15/2045	419	406

		310,111

Information Technology — 6.6%
Adobe
1.700%, 02/01/2023	13,040	12,944
Analog Devices
2.950%, 10/01/2051	1,918	1,451
2.100%, 10/01/2031	1,400	1,186
1.700%, 10/01/2028	5,070	4,437
Apple
4.650%, 02/23/2046	3,755	3,839
4.500%, 02/23/2036	2,525	2,604

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.375%, 05/13/2045	$515	$504
4.100%, 08/08/2062	9,530	8,751
3.850%, 08/04/2046	5,065	4,604
3.350%, 02/09/2027	4,050	3,983
3.250%, 02/23/2026	8,915	8,760
3.000%, 02/09/2024	4,040	4,006
2.850%, 05/11/2024	1,055	1,042
2.850%, 08/05/2061	2,000	1,420
2.650%, 05/11/2050	3,755	2,749
2.375%, 02/08/2041	2,195	1,651
1.650%, 02/08/2031	4,730	3,935
Applied Materials
3.900%, 10/01/2025	3,155	3,157
Cisco Systems
5.900%, 02/15/2039	2,007	2,275
2.200%, 09/20/2023	4,315	4,257
Corning
7.250%, 08/15/2036	1,844	2,017
Genpact Luxembourg Sarl
3.375%, 12/01/2024	5,226	5,099
Intel
4.950%, 03/25/2060	1,052	1,012
4.900%, 08/05/2052	5,625	5,489
4.000%, 12/15/2032	4,300	4,141
3.200%, 08/12/2061	888	623
2.875%, 05/11/2024	5,830	5,753
International Business Machines
4.150%, 05/15/2039	2,325	2,100
3.300%, 05/15/2026	1,805	1,750
3.000%, 05/15/2024	1,140	1,126
2.200%, 02/09/2027	2,700	2,487
Intuit
1.350%, 07/15/2027	2,989	2,631
KLA
4.950%, 07/15/2052	5,427	5,453
Mastercard
3.850%, 03/26/2050	3,110	2,817
3.300%, 03/26/2027	2,720	2,662
2.950%, 06/01/2029	2,420	2,256
Microsoft
3.700%, 08/08/2046	4,759	4,382
3.500%, 02/12/2035	1,225	1,171
3.450%, 08/08/2036	130	122
3.041%, 03/17/2062	1,100	839
2.921%, 03/17/2052	4,102	3,227
2.875%, 02/06/2024	1,985	1,964
2.675%, 06/01/2060	1,078	766
2.525%, 06/01/2050	7,590	5,524
2.400%, 08/08/2026	6,875	6,562
NXP BV
4.875%, 03/01/2024	3,252	3,265

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
NXP BV / NXP FUNDING LLC / NXP USA
5.000%, 01/15/2033	$1,975	$1,900
Oracle
4.375%, 05/15/2055	680	512
4.000%, 07/15/2046	5,360	3,924
3.800%, 11/15/2037	2,190	1,701
3.600%, 04/01/2040	9,370	6,814
2.950%, 04/01/2030	7,955	6,789
PayPal Holdings
5.050%, 06/01/2052	4,270	4,162
QUALCOMM
4.300%, 05/20/2047	3,141	2,952
1.650%, 05/20/2032	1,540	1,235
1.300%, 05/20/2028	5,677	4,902
Salesforce
1.500%, 07/15/2028	12,640	11,061
Texas Instruments
4.150%, 05/15/2048	3,754	3,576
3.875%, 03/15/2039	195	182
2.250%, 09/04/2029	8,370	7,480
TSMC Arizona
2.500%, 10/25/2031	1,565	1,324
1.750%, 10/25/2026	3,120	2,830
Visa
4.150%, 12/14/2035	1,125	1,115
2.700%, 04/15/2040	740	591
2.000%, 08/15/2050	3,610	2,339
Vontier
2.950%, 04/01/2031	7,500	5,769
1.800%, 04/01/2026	1,205	1,054
Wipro IT Services LLC
1.500%, 06/23/2026 (A)	4,937	4,420

		229,425

Materials — 1.3%
Air Products and Chemicals
1.850%, 05/15/2027	3,050	2,772
BHP Billiton Finance USA
6.420%, 03/01/2026	1,590	1,696
5.000%, 09/30/2043	1,400	1,418
Celanese US Holdings LLC
6.379%, 07/15/2032	1,895	1,881
6.330%, 07/15/2029	2,120	2,113
6.050%, 03/15/2025	5,200	5,213
Ecolab
1.650%, 02/01/2027	3,565	3,247
Freeport Indonesia
6.200%, 04/14/2052 (A)	1,350	1,198
Freeport Indonesia MTN
5.315%, 04/14/2032 (A)	2,250	2,081
4.763%, 04/14/2027 (A)	1,155	1,121

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Freeport-McMoRan
5.250%, 09/01/2029	$4,759	$4,585
4.625%, 08/01/2030	1,545	1,430
4.250%, 03/01/2030	745	675
Linde
3.200%, 01/30/2026	2,315	2,270
Lubrizol
6.500%, 10/01/2034	1,000	1,168
Nacional del Cobre de Chile
4.250%, 07/17/2042 (A)	1,095	884
Newcrest Finance Pty
3.250%, 05/13/2030 (A)	2,440	2,158
PPG Industries
1.200%, 03/15/2026	3,315	2,979
Rio Tinto Finance USA
5.200%, 11/02/2040	1,185	1,237
2.750%, 11/02/2051	4,000	2,887
Sealed Air
1.573%, 10/15/2026 (A)	1,950	1,710

		44,723

Real Estate — 2.1%
AvalonBay Communities MTN
3.350%, 05/15/2027	2,980	2,837
Boston Properties
4.500%, 12/01/2028	2,630	2,560
Crown Castle Towers LLC
3.663%, 05/15/2025 (A)	3,940	3,891
Essential Properties
2.950%, 07/15/2031	3,050	2,343
Federal Realty Investment Trust
1.250%, 02/15/2026	5,026	4,521
Newmark Group
6.125%, 11/15/2023	3,140	3,140
Realty Income
1.800%, 03/15/2033	2,435	1,852
Regency Centers
4.650%, 03/15/2049	285	252
4.400%, 02/01/2047	1,550	1,336
Rexford Industrial Realty Inc
2.125%, 12/01/2030	3,895	3,140
Sabra Health Care
3.900%, 10/15/2029	4,275	3,727
3.200%, 12/01/2031	3,025	2,405
Simon Property Group
2.650%, 02/01/2032	2,055	1,708
Simon Property Group LP
6.750%, 02/01/2040	470	529
4.250%, 11/30/2046	2,164	1,894
3.800%, 07/15/2050	1,400	1,137
3.375%, 10/01/2024	5,488	5,426
2.450%, 09/13/2029	2,356	2,033

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Spirit Realty
2.100%, 03/15/2028	$2,685	$2,239
Sun Communities Operating LP
2.300%, 11/01/2028	7,515	6,345
VICI Properties
4.750%, 02/15/2028	6,265	6,012
4.375%, 05/15/2025	2,545	2,485
Vornado Realty
3.500%, 01/15/2025	3,895	3,727
Welltower
4.950%, 09/01/2048	2,632	2,476
WP Carey
4.600%, 04/01/2024	2,670	2,678

		70,693

Utilities — 9.3%
AEP Texas
3.450%, 01/15/2050	2,695	2,066
Alabama Power
3.850%, 12/01/2042	600	518
3.700%, 12/01/2047	2,800	2,326
1.450%, 09/15/2030	3,416	2,775
Ameren Illinois
4.500%, 03/15/2049	7,530	7,221
3.850%, 09/01/2032	12,805	12,297
2.700%, 09/01/2022	2,000	2,000
Atmos Energy
4.125%, 03/15/2049	3,750	3,368
Baltimore Gas and Electric
2.250%, 06/15/2031	4,415	3,739
Berkshire Hathaway Energy
6.125%, 04/01/2036	1,472	1,617
4.600%, 05/01/2053 (A)	2,145	2,043
4.450%, 01/15/2049	140	130
3.800%, 07/15/2048	1,065	899
3.250%, 04/15/2028	1,720	1,627
CenterPoint Energy Houston Electric LLC
4.500%, 04/01/2044	2,215	2,109
3.000%, 03/01/2032	1,550	1,402
2.900%, 07/01/2050	735	541
Cleco Corporate Holdings LLC
3.375%, 09/15/2029	1,735	1,536
CMS Energy
3.000%, 05/15/2026	7,285	6,907
Commonwealth Edison
4.700%, 01/15/2044	2,000	1,936
4.000%, 03/01/2048	3,855	3,453
3.200%, 11/15/2049	1,515	1,183
3.000%, 03/01/2050	1,815	1,368
2.550%, 06/15/2026	4,665	4,429
Consolidated Edison of New York
3.875%, 06/15/2047	3,000	2,523

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Consumers Energy
3.500%, 08/01/2051	$555	$458
Dominion Energy
3.375%, 04/01/2030	595	541
Dominion Energy South Carolina
4.600%, 06/15/2043	1,000	944
DTE Electric
3.375%, 03/01/2025	2,289	2,251
DTE Energy
4.220%, 11/01/2024 (E)	7,255	7,219
2.529%, 10/01/2024 (E)	3,695	3,557
Duke Energy Carolinas LLC
5.300%, 02/15/2040	1,700	1,758
3.875%, 03/15/2046	5,500	4,782
2.850%, 03/15/2032	2,695	2,389
2.550%, 04/15/2031	2,855	2,499
Duke Energy Indiana LLC
6.350%, 08/15/2038	250	288
4.900%, 07/15/2043	255	242
Duke Energy Ohio
2.125%, 06/01/2030	1,260	1,061
Duke Energy Progress LLC
4.200%, 08/15/2045	2,445	2,199
4.100%, 05/15/2042	1,016	907
East Ohio Gas
3.000%, 06/15/2050 (A)	1,050	746
2.000%, 06/15/2030 (A)	2,370	1,945
1.300%, 06/15/2025 (A)	2,700	2,467
Eastern Energy Gas Holdings LLC
2.500%, 11/15/2024	2,410	2,320
Entergy
2.400%, 06/15/2031	4,650	3,771
Entergy Arkansas LLC
4.200%, 04/01/2049	2,690	2,449
3.350%, 06/15/2052	3,685	2,865
Entergy Louisiana LLC
4.200%, 09/01/2048	3,215	2,881
0.950%, 10/01/2024	10,295	9,677
Entergy Mississippi LLC
2.850%, 06/01/2028	3,890	3,539
Entergy Texas
3.550%, 09/30/2049	2,020	1,584
Eversource Energy
3.800%, 12/01/2023	2,905	2,892
2.900%, 10/01/2024	3,708	3,611
Florida Power & Light
5.960%, 04/01/2039	155	174
5.690%, 03/01/2040	4,657	5,083
4.125%, 02/01/2042	3,635	3,371
2.850%, 04/01/2025	2,515	2,461
2.450%, 02/03/2032	16,055	13,937

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Georgia Power
4.300%, 03/15/2043	$4,175	$3,684
3.700%, 01/30/2050	5,140	4,102
Idaho Power
4.200%, 03/01/2048	2,450	2,195
Indiana Michigan Power
4.250%, 08/15/2048	575	500
Indianapolis Power & Light
4.050%, 05/01/2046 (A)	65	59
Jersey Central Power & Light
2.750%, 03/01/2032 (A)	3,755	3,173
Massachusetts Electric
1.729%, 11/24/2030 (A)	1,300	1,012
MidAmerican Energy
3.150%, 04/15/2050	2,700	2,098
NextEra Energy Capital Holdings
4.450%, 06/20/2025	10,625	10,655
1.900%, 06/15/2028	6,095	5,273
Niagara Mohawk Power
4.278%, 10/01/2034 (A)	1,959	1,822
Northern States Power
7.125%, 07/01/2025	3,220	3,485
6.250%, 06/01/2036	600	689
4.500%, 06/01/2052	8,361	8,118
2.250%, 04/01/2031	2,695	2,334
NSTAR Electric
3.250%, 05/15/2029	2,684	2,529
Oglethorpe Power
5.375%, 11/01/2040	1,640	1,597
4.500%, 04/01/2047 (A)	1,895	1,631
4.250%, 04/01/2046	1,215	993
4.200%, 12/01/2042	190	153
Ohio Power
2.600%, 04/01/2030	3,565	3,122
Oncor Electric Delivery LLC
7.500%, 09/01/2038	120	152
5.350%, 10/01/2052	2,074	2,236
5.300%, 06/01/2042	1,216	1,282
3.750%, 04/01/2045	3,680	3,130
Pacific Gas and Electric
4.200%, 06/01/2041	2,340	1,740
PacifiCorp
6.250%, 10/15/2037	2,375	2,604
6.000%, 01/15/2039	4,410	4,779
2.950%, 06/01/2023	4,940	4,904
2.900%, 06/15/2052	5,290	3,816
PECO Energy
2.850%, 09/15/2051	3,000	2,184
PG&E Wildfire Recovery Funding LLC
4.022%, 06/01/2031	4,225	4,194
PPL Electric Utilities
4.150%, 06/15/2048	2,400	2,180

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.950%, 06/01/2047	$1,802	$1,596
Public Service Electric and Gas MTN
4.050%, 05/01/2048	2,792	2,517
3.700%, 05/01/2028	1,180	1,148
3.250%, 09/01/2023	1,450	1,443
Public Service of Colorado
6.250%, 09/01/2037	215	249
4.100%, 06/01/2032	4,570	4,479
3.200%, 03/01/2050	1,685	1,328
Public Service of New Hampshire
3.600%, 07/01/2049	2,000	1,674
2.200%, 06/15/2031	5,310	4,500
San Diego Gas & Electric
4.500%, 08/15/2040	2,025	1,894
3.600%, 09/01/2023	1,224	1,221
3.320%, 04/15/2050	440	343
Sempra Energy
4.000%, 02/01/2048	400	335
3.800%, 02/01/2038	1,225	1,051
Southern
4.475%, 08/01/2024 (E)	2,435	2,443
2.664%, U.S. SOFR + 0.370%, 05/10/2023 (C)	5,225	5,199
Southern California Edison
2.850%, 08/01/2029	2,715	2,392
Southern California Gas
4.300%, 01/15/2049	1,100	982
3.750%, 09/15/2042	195	163
2.550%, 02/01/2030	4,835	4,312
Southwestern Public Service
5.150%, 06/01/2052	2,115	2,095
Union Electric
4.000%, 04/01/2048	1,095	959
3.900%, 09/15/2042	90	78
Virginia Electric and Power
6.350%, 11/30/2037	1,735	1,954
3.150%, 01/15/2026	3,000	2,912
2.950%, 11/15/2051	5,960	4,417
Vistra Operations LLC
4.875%, 05/13/2024 (A)	3,925	3,874
Wisconsin Electric Power
1.700%, 06/15/2028	2,300	2,005
Wisconsin Power & Light
6.375%, 08/15/2037	50	56
3.650%, 04/01/2050	40	33
3.050%, 10/15/2027	2,435	2,305

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Wisconsin Public Service
3.300%, 09/01/2049	$2,475	$1,927

		321,190

Total Corporate Obligations
(Cost $3,252,495) ($ Thousands)		2,916,975

U.S. TREASURY OBLIGATIONS — 9.3%
U.S. Treasury Bonds
3.375%, 08/15/2042	52,990	51,707
2.875%, 05/15/2052	50,765	46,783
2.375%, 02/15/2042	7,373	6,111
2.250%, 02/15/2052	12,960	10,352
U.S. Treasury Notes
3.250%, 06/30/2027	14,485	14,416
3.000%, 07/31/2024	27,150	26,912
3.000%, 07/15/2025	6,155	6,073
2.875%, 06/15/2025	15,825	15,563
2.750%, 05/15/2025	23,345	22,895
2.750%, 04/30/2027	10,775	10,488
2.750%, 07/31/2027	27,325	26,593
2.750%, 08/15/2032	26,675	25,733
2.625%, 07/31/2029	8,995	8,623
2.375%, 03/31/2029	13,860	13,069
1.875%, 02/15/2032	694	620
1.500%, 01/31/2027	13,755	12,692
0.125%, 01/15/2024	21,652	20,683

Total U.S. Treasury Obligations
(Cost $326,246) ($ Thousands)		319,313

MUNICIPAL BONDS — 3.1%
California — 0.9%
Bay Area, Toll Authority, RB
2.574%, 04/01/2031	3,300	2,961
2.425%, 04/01/2026	1,400	1,333
California State University, Ser D, RB
1.490%, 11/01/2028	2,580	2,203
California State, Build America Project, GO
7.600%, 11/01/2040	585	790
7.550%, 04/01/2039	2,305	3,062
7.500%, 04/01/2034	5,125	6,542
California State, Health Facilities Financing Authority, RB
1.679%, 06/01/2028	4,975	4,364
East Bay, Municipal Utility District Water System Revenue, RB
5.874%, 06/01/2040	300	346

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Los Angeles, Community College District, GO
1.606%, 08/01/2028	$4,780	$4,246
Los Angeles, Unified School District, Build America Project, Ser RY, GO
6.758%, 07/01/2034	1,120	1,307
Riverside County, Pension Obligation, RB
3.818%, 02/15/2038	1,300	1,203
University of California Regents, RB
4.132%, 05/15/2032	3,210	3,164
University of California Regents, Ser H, RB
6.548%, 05/15/2048	120	148
University of California, RB
5.770%, 05/15/2043	1,375	1,532

		33,201

Colorado — 0.1%
City & County of Denver's Airport System Revenue, Ser C, RB
2.037%, 11/15/2028	4,000	3,531

Connecticut — 0.1%
State of Connecticut, Ser A, GO
3.875%, 06/15/2028	2,555	2,519

Florida — 0.0%
Florida State, Board of Administration Finance, Ser A, RB
1.705%, 07/01/2027	1,383	1,237

Georgia — 0.2%
Georgia State, Municipal Electric Authority, Build America Project, RB
7.055%, 04/01/2057	2,789	3,037
6.637%, 04/01/2057	2,417	2,765

		5,802

Illinois — 0.1%
Greater Chicago, Metropolitan Water Reclamation District, GO
5.720%, 12/01/2038	2,580	2,968

Kansas — 0.0%
Kansas State, Development Finance Authority, Ser H, RB
4.727%, 04/15/2037	1,455	1,464

Massachusetts — 0.2%
Massachusetts State, Build America Project, GO
4.910%, 05/01/2029	100	106

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, Build America Project, RB
5.731%, 06/01/2040	$80	$90
Massachusetts State, Educational Financing Authority, Ser A, RB
2.925%, 07/01/2028	2,550	2,330
1.638%, 07/01/2026	2,125	1,915

		4,441

Michigan — 0.3%
Michigan State, Finance Authority, RB
3.084%, 12/01/2034	1,685	1,491
2.671%, 09/01/2049 (C)	4,600	4,401
University of Michigan, Ser C, RB
3.599%, 04/01/2047	4,520	4,118

		10,010

New Jersey — 0.2%
New Jersey State, Transportation Trust Fund Authority, Ser C, RB
5.754%, 12/15/2028	2,300	2,375
New Jersey State, Turnpike Authority, Build America Project, RB
7.102%, 01/01/2041	2,500	3,159

		5,534

New York — 0.7%
New York & New Jersey, Port Authority, RB
4.926%, 10/01/2051	165	173
4.458%, 10/01/2062	205	198
New York & New Jersey, Port Authority, Ser 181, RB
4.960%, 08/01/2046	1,315	1,368
New York & New Jersey, Port Authority, Ser AAA, RB
1.086%, 07/01/2023	2,225	2,178
New York City, Transitional Finance Authority, Future Tax Secured Revenue, RB
5.767%, 08/01/2036	470	509
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser, RB
3.480%, 08/01/2026	2,100	2,073
New York State, Dormitory Authority, Ser F, RB
3.110%, 02/15/2039	2,435	2,100
New York State, Thruway Authority, Ser M, RB
2.900%, 01/01/2035	4,150	3,628

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Urban Development, RB
5.770%, 03/15/2039	$8,225	$8,902

		21,129

Oregon — 0.1%
Oregon State, School Boards Association, Ser B, GO, NATL
5.550%, 06/30/2028	4,000	4,178

Pennsylvania — 0.1%
Pennsylvania, Economic Development Financing Authority, RB
2.152%, 06/15/2029	5,465	4,779

Texas — 0.1%
City of Houston, Airport System Revenue, Sub-Ser C, RB
2.085%, 07/01/2028	2,320	2,077
Grand Parkway, Transportation Corp, Ser E, RB
5.184%, 10/01/2042	555	594
North Texas, Tollway Authority, Build America Project, RB
6.718%, 01/01/2049	845	1,087
Texas State, Build America Project, GO
5.517%, 04/01/2039	565	636
Texas State, Dallas Area, Rapid Transit, RB
1.147%, 12/01/2026	1,200	1,077

		5,471

Total Municipal Bonds
(Cost $116,387) ($ Thousands)		106,264

Description	Face Amount (Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT — 0.6%

European Investment Bank
1.375%, 09/06/2022	$2,790	$2,789
Israel Government International Bond
3.875%, 07/03/2050	1,125	1,017
Japan Bank for International Cooperation
1.750%, 01/23/2023	7,580	7,530
Province of Quebec Canada
6.350%, 01/30/2026	270	290
2.500%, 04/09/2024	8,105	7,964

Total Sovereign Debt
(Cost $19,888) ($ Thousands)		19,590

ASSET-BACKED SECURITY — 0.0%
Other Asset-Backed Securities — 0.0%

American Tower Trust I, Ser 2013-13, Cl 2A
3.070%, 03/15/2048 (A)	65	65

Total Asset-Backed Security
(Cost $64) ($ Thousands)		65

	Shares
CASH EQUIVALENT — 1.1%
SEI Daily Income Trust, Government Fund, Cl F
1.840%**†	39,101,473	39,101

Total Cash Equivalent
(Cost $39,101) ($ Thousands)		39,101

Total Investments in Securities — 98.9%
(Cost $3,754,181) ($ Thousands)		$3,401,308

The open futures contracts held by the Fund at August 31, 2022 are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Short Contracts
U.S. Long Treasury Bond	(31)	Dec-2022	$(4,197)	$(4,211)	$(14)
Ultra 10-Year U.S. Treasury Note	(155)	Dec-2022	(19,477)	(19,404)	73
			$(23,674)	$(23,615)	$59

Percentages are based on Net Assets of $3,437,815 ($ Thousands).
**	The rate reported is the 7-day effective yield as of August 31, 2022.
†	Investment in Affiliated Security.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2022, the value of these securities amounted to $614,699 ($ Thousands), representing 17.9% of the Net Assets of the Fund.

(B)	Zero coupon security.

(C)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(D)	Perpetual security with no stated maturity date.
(E)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Intermediate Duration Credit Fund (Concluded)

Cl — Class
DAC — Designated Activity Company
GO — General Obligation
ICE— Intercontinental Exchange
LIBOR— London Interbank Offered Rate
LLC — Limited Liability Company
MTN — Medium Term Note
NATL— National Public Finance Guarantee Corporation
PLC — Public Limited Company
Pty — Proprietary
RB — Revenue Bond
Ser — Series
SOFR — Secured Overnight Financing Rate
USD — U.S. Dollar

The following is a summary of the level of inputs used as of August 31, 2022, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Corporate Obligations	–	2,916,975	–	2,916,975
U.S. Treasury Obligations	–	319,313	–	319,313
Municipal Bonds	–	106,264	–	106,264
Sovereign Debt	–	19,590	–	19,590
Asset-Backed Security	–	65	–	65
Cash Equivalent	39,101	–	–	39,101
Total Investments in Securities	39,101	3,362,207	–	3,401,308

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	73	–	–	73
Unrealized Depreciation	(14)	–	–	(14)
Total Other Financial Instruments	59	–	–	59

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2022 ($ Thousands):

Security Description	Value 5/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2022	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$41,559	$383,992	$(386,450)	$—	$—	$39,101	39,101,473	$169	$—

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Dynamic Asset Allocation Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 90.8%

Communication Services — 7.7%
Activision Blizzard Inc	37,800	$2,967
Alphabet Inc, Cl A *	290,700	31,460
Alphabet Inc, Cl C *	266,520	29,091
AT&T Inc	345,219	6,055
Charter Communications Inc, Cl A *	5,600	2,311
Comcast Corp, Cl A	215,500	7,799
DISH Network Corp, Cl A *	12,501	217
Electronic Arts Inc	13,500	1,713
Fox Corp	21,566	719
Interpublic Group of Cos Inc/The	19,000	525
Live Nation Entertainment Inc *	6,700	605
Lumen Technologies Inc	45,915	457
Match Group Inc *	13,900	786
Meta Platforms Inc, Cl A *	110,800	18,052
Netflix Inc *	21,400	4,784
News Corp	6,300	109
News Corp, Cl A	18,900	320
Omnicom Group Inc	10,000	669
Paramount Global, Cl B	29,740	696
Take-Two Interactive Software Inc *	7,500	919
T-Mobile US Inc *	28,565	4,112
Twitter Inc *	37,200	1,441
Verizon Communications Inc	202,600	8,471
Walt Disney Co/The *	87,877	9,849
Warner Bros Discovery Inc *	105,525	1,397

		135,524
Consumer Discretionary — 10.4%
Advance Auto Parts Inc	3,000	506
Amazon.com Inc *	422,900	53,611
Aptiv PLC *	13,000	1,215
AutoZone Inc *	969	2,053
Bath & Body Works Inc	12,000	448
Best Buy Co Inc	9,700	686
Booking Holdings Inc *	2,000	3,752
BorgWarner Inc	11,500	433
Caesars Entertainment Inc *	10,700	461
CarMax Inc *	7,800	690
Carnival Corp, Cl A *	39,300	372
Chipotle Mexican Grill Inc, Cl A *	1,300	2,076
Darden Restaurants Inc	6,100	755
Dollar General Corp	11,000	2,612
Dollar Tree Inc *	10,984	1,490
Domino's Pizza Inc	1,700	632
DR Horton Inc	15,300	1,088
eBay Inc	27,300	1,205
Etsy Inc *	6,200	655
Expedia Group Inc *	7,200	739
Ford Motor Co	189,900	2,894
Garmin Ltd	7,500	664
General Motors Co	70,400	2,690

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Genuine Parts Co	6,851	$1,069
Hasbro Inc	6,200	489
Hilton Worldwide Holdings Inc	13,500	1,719
Home Depot Inc/The	49,932	14,401
Las Vegas Sands Corp *	16,600	625
Lennar Corp, Cl A	12,500	968
LKQ Corp	12,300	655
Lowe's Cos Inc	31,869	6,187
Marriott International Inc/MD, Cl A	13,220	2,032
McDonald's Corp	35,800	9,032
MGM Resorts International	17,300	565
Mohawk Industries Inc *	2,628	290
Newell Brands Inc	17,999	321
NIKE Inc, Cl B	61,200	6,515
Norwegian Cruise Line Holdings Ltd *	21,300	279
NVR Inc *	150	621
O'Reilly Automotive Inc *	3,200	2,231
Penn Entertainment Inc *	7,900	247
Pool Corp	1,900	644
PulteGroup Inc	11,300	459
PVH Corp	3,500	197
Ralph Lauren Corp, Cl A	2,400	219
Ross Stores Inc	17,200	1,484
Royal Caribbean Cruises Ltd *	11,000	449
Starbucks Corp	55,300	4,649
Tapestry Inc	12,200	424
Target Corp	22,300	3,575
Tesla Inc *	121,600	33,514
TJX Cos Inc/The	56,900	3,548
Tractor Supply Co	5,500	1,018
Ulta Beauty Inc *	2,500	1,050
VF Corp	15,824	656
Whirlpool Corp	2,800	438
Wynn Resorts Ltd *	5,100	309
Yum! Brands Inc	13,600	1,513

		184,119
Consumer Staples — 6.2%
Altria Group Inc	87,700	3,957
Archer-Daniels-Midland Co	27,400	2,408
Brown-Forman Corp, Cl B	8,725	634
Campbell Soup Co	9,700	489
Church & Dwight Co Inc	11,800	988
Clorox Co/The	5,900	851
Coca-Cola Co/The	188,400	11,626
Colgate-Palmolive Co	40,700	3,183
Conagra Brands Inc	23,500	808
Constellation Brands Inc, Cl A	7,900	1,944
Costco Wholesale Corp	21,400	11,173
Estee Lauder Cos Inc/The, Cl A	11,100	2,824
General Mills Inc	28,900	2,220
Hershey Co/The	7,000	1,573

SEI Institutional Investments Trust / Quarterly Report / Auguest 31, 2022

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hormel Foods Corp	13,400	$674
J M Smucker Co/The	5,282	739
Kellogg Co	12,300	895
Keurig Dr Pepper Inc	35,200	1,342
Kimberly-Clark Corp	16,300	2,079
Kraft Heinz Co/The	34,466	1,289
Kroger Co/The	31,700	1,520
Lamb Weston Holdings Inc	6,900	549
McCormick & Co Inc/MD	12,000	1,009
Molson Coors Beverage Co, Cl B	8,800	455
Mondelez International Inc, Cl A	66,600	4,120
Monster Beverage Corp *	18,220	1,618
PepsiCo Inc	66,762	11,501
Philip Morris International Inc	75,100	7,171
Procter & Gamble Co/The	115,914	15,989
Sysco Corp	24,400	2,006
Tyson Foods Inc, Cl A	14,100	1,063
Walgreens Boots Alliance Inc	34,700	1,216
Walmart Inc	67,765	8,982

		108,895
Energy — 4.2%
APA Corp	16,200	634
Baker Hughes Co, Cl A	45,700	1,154
Chevron Corp	94,882	14,997
ConocoPhillips	62,368	6,826
Coterra Energy Inc, Cl A	39,300	1,215
Devon Energy Corp	29,900	2,112
Diamondback Energy Inc	8,000	1,066
EOG Resources Inc	28,400	3,445
Exxon Mobil Corp	203,500	19,453
Halliburton Co	43,600	1,314
Hess Corp	13,500	1,630
Kinder Morgan Inc	94,477	1,731
Marathon Oil Corp	34,200	875
Marathon Petroleum Corp	26,211	2,641
Occidental Petroleum Corp	43,228	3,069
ONEOK Inc	21,500	1,316
Phillips 66	23,100	2,066
Pioneer Natural Resources Co	10,800	2,735
Schlumberger NV	67,937	2,592
Valero Energy Corp	19,800	2,319
Williams Cos Inc/The	58,900	2,004

		75,194
Financials — 9.7%
Aflac Inc	28,400	1,688
Allstate Corp/The	13,400	1,615
American Express Co	29,400	4,469
American International Group Inc	38,000	1,967
Ameriprise Financial Inc	5,300	1,420
Aon PLC, Cl A	10,306	2,878
Arthur J Gallagher & Co	10,100	1,834

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Assurant Inc	2,700	$428
Bank of America Corp	342,300	11,505
Bank of New York Mellon Corp/The	35,500	1,474
Berkshire Hathaway Inc, Cl B *	87,400	24,542
BlackRock Inc, Cl A	6,906	4,602
Brown & Brown Inc	11,300	712
Capital One Financial Corp	18,900	2,000
Cboe Global Markets Inc	5,100	602
Charles Schwab Corp/The	72,700	5,158
Chubb Ltd	20,526	3,880
Cincinnati Financial Corp	7,300	708
Citigroup Inc	94,100	4,593
Citizens Financial Group Inc	23,900	877
CME Group Inc, Cl A	17,400	3,404
Comerica Inc	6,500	522
Discover Financial Services	13,400	1,347
Everest Re Group Ltd	1,900	511
FactSet Research Systems Inc	1,800	780
Fifth Third Bancorp	32,700	1,117
First Republic Bank/CA	8,800	1,336
Franklin Resources Inc	13,800	360
Globe Life Inc	4,500	437
Goldman Sachs Group Inc/The	16,600	5,522
Hartford Financial Services Group Inc/The	16,150	1,039
Huntington Bancshares Inc/OH	70,500	945
Intercontinental Exchange Inc	27,045	2,727
Invesco Ltd	15,800	260
JPMorgan Chase & Co	141,800	16,127
KeyCorp	45,699	808
Lincoln National Corp	7,900	364
Loews Corp	9,700	537
M&T Bank Corp	8,734	1,588
MarketAxess Holdings Inc	1,800	447
Marsh & McLennan Cos Inc	24,300	3,921
MetLife Inc	33,100	2,129
Moody's Corp	7,747	2,204
Morgan Stanley	67,465	5,749
MSCI Inc, Cl A	3,900	1,752
Nasdaq Inc	16,400	976
Northern Trust Corp	10,100	960
PNC Financial Services Group Inc/The	19,900	3,144
Principal Financial Group Inc	11,500	860
Progressive Corp/The	28,300	3,471
Prudential Financial Inc	18,300	1,752
Raymond James Financial Inc	9,550	997
Regions Financial Corp	44,400	962
S&P Global Inc	16,690	5,878
Signature Bank/New York NY	3,100	541
SVB Financial Group *	2,800	1,138
Synchrony Financial	24,411	799
T Rowe Price Group Inc	11,100	1,332
Travelers Cos Inc/The	11,700	1,891

SEI Institutional Investments Trust / Quarterly Report / Auguest 31, 2022

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Truist Financial Corp	64,382	$3,016
US Bancorp	65,300	2,978
W R Berkley Corp	9,950	645
Wells Fargo & Co	182,900	7,995
Willis Towers Watson PLC	5,395	1,116
Zions Bancorp NA	7,000	385

		173,721
Health Care — 12.8%
Abbott Laboratories	84,439	8,668
AbbVie Inc	85,353	11,477
ABIOMED Inc *	2,200	570
Agilent Technologies Inc	14,400	1,847
Align Technology Inc *	3,600	877
AmerisourceBergen Corp, Cl A	7,361	1,079
Amgen Inc	25,800	6,200
Baxter International Inc	24,038	1,381
Becton Dickinson and Co	13,737	3,468
Biogen Inc *	7,000	1,368
Bio-Rad Laboratories Inc, Cl A *	1,063	516
Bio-Techne Corp	1,900	630
Boston Scientific Corp *	68,700	2,769
Bristol-Myers Squibb Co	102,700	6,923
Cardinal Health Inc	13,300	941
Catalent Inc *	8,800	774
Centene Corp *	28,130	2,524
Charles River Laboratories International Inc *	2,400	493
Cigna Corp	15,281	4,331
Cooper Cos Inc/The	2,400	690
CVS Health Corp	63,243	6,207
Danaher Corp	31,200	8,421
DaVita Inc *	3,100	264
DENTSPLY SIRONA Inc	10,700	351
Dexcom Inc *	19,200	1,578
Edwards Lifesciences Corp *	30,100	2,712
Elevance Health Inc	11,600	5,627
Eli Lilly & Co	38,043	11,460
Gilead Sciences Inc	60,756	3,856
HCA Healthcare Inc	10,900	2,157
Henry Schein Inc *	6,900	507
Hologic Inc *	12,200	824
Humana Inc	6,100	2,939
IDEXX Laboratories Inc *	4,100	1,425
Illumina Inc *	7,500	1,512
Incyte Corp *	8,900	627
Intuitive Surgical Inc *	17,416	3,583
IQVIA Holdings Inc *	9,100	1,935
Johnson & Johnson	127,107	20,507
Laboratory Corp of America Holdings	4,554	1,026
McKesson Corp	7,036	2,582
Medtronic PLC	64,655	5,684

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Merck & Co Inc	122,100	$10,422
Mettler-Toledo International Inc *	1,100	1,334
Moderna Inc *	16,600	2,196
Molina Healthcare Inc *	2,800	945
Organon & Co	12,690	362
PerkinElmer Inc	6,200	837
Pfizer Inc	270,896	12,253
Quest Diagnostics Inc	5,700	714
Regeneron Pharmaceuticals Inc *	5,200	3,022
ResMed Inc	7,100	1,561
STERIS PLC	4,900	987
Stryker Corp	16,300	3,345
Teleflex Inc	2,300	520
Thermo Fisher Scientific Inc	18,846	10,277
UnitedHealth Group Inc	45,300	23,526
Universal Health Services Inc, Cl B	3,300	323
Vertex Pharmaceuticals Inc *	12,400	3,494
Viatris Inc, Cl W *	59,174	565
Waters Corp *	2,900	866
West Pharmaceutical Services Inc	3,600	1,068
Zimmer Biomet Holdings Inc	10,100	1,074
Zoetis Inc, Cl A	22,767	3,564

		226,565
Industrials — 7.2%
3M Co	27,600	3,432
A O Smith Corp	6,400	361
Alaska Air Group Inc *	6,300	274
Allegion PLC	4,333	412
American Airlines Group Inc *	32,100	417
AMETEK Inc	11,300	1,358
Boeing Co/The *	26,800	4,295
Carrier Global Corp	41,479	1,623
Caterpillar Inc	25,700	4,747
CH Robinson Worldwide Inc	6,200	708
Cintas Corp	4,200	1,709
Copart Inc *	10,200	1,220
CSX Corp	105,100	3,326
Cummins Inc	6,900	1,486
Deere & Co	13,500	4,931
Delta Air Lines Inc *	30,900	960
Dover Corp	7,000	875
Eaton Corp PLC	19,201	2,624
Emerson Electric Co	28,500	2,330
Equifax Inc	5,900	1,114
Expeditors International of Washington Inc	7,900	813
Fastenal Co	28,100	1,414
FedEx Corp	11,449	2,414
Fortive Corp	17,524	1,110
Fortune Brands Home & Security Inc	6,500	399
Generac Holdings Inc *	3,000	661
General Dynamics Corp	11,100	2,541

SEI Institutional Investments Trust / Quarterly Report / Auguest 31, 2022

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
General Electric Co	53,199	$3,907
Honeywell International Inc	32,800	6,211
Howmet Aerospace Inc	18,666	661
Huntington Ingalls Industries Inc	2,000	461
IDEX Corp	3,700	744
Illinois Tool Works Inc	13,656	2,661
Ingersoll Rand Inc	19,230	911
Jacobs Solutions Inc	6,400	797
JB Hunt Transport Services Inc	4,100	713
Johnson Controls International plc	33,303	1,803
L3Harris Technologies Inc	9,210	2,102
Leidos Holdings Inc	6,800	646
Lockheed Martin Corp	11,424	4,799
Masco Corp	11,700	595
Nielsen Holdings PLC	17,200	479
Nordson Corp	2,600	591
Norfolk Southern Corp	11,500	2,796
Northrop Grumman Corp	7,100	3,394
Old Dominion Freight Line Inc	4,500	1,221
Otis Worldwide Corp	20,389	1,472
PACCAR Inc	16,800	1,470
Parker-Hannifin Corp	6,100	1,617
Pentair PLC	7,946	354
Quanta Services Inc	7,000	989
Raytheon Technologies Corp	72,071	6,468
Republic Services Inc, Cl A	10,100	1,441
Robert Half International Inc	5,400	416
Rockwell Automation Inc	5,600	1,327
Rollins Inc	10,825	365
Snap-on Inc	2,600	567
Southwest Airlines Co *	28,700	1,053
Stanley Black & Decker Inc	7,300	643
Textron Inc	10,500	655
Trane Technologies PLC	11,300	1,741
TransDigm Group Inc	2,500	1,501
Union Pacific Corp	30,300	6,803
United Airlines Holdings Inc *	15,600	546
United Parcel Service Inc, Cl B	35,400	6,886
United Rentals Inc *	3,500	1,022
Verisk Analytics Inc, Cl A	7,600	1,422
Waste Management Inc	18,530	3,132
Westinghouse Air Brake Technologies Corp	8,872	778
WW Grainger Inc	2,100	1,165
Xylem Inc/NY	8,700	793

		127,672
Information Technology — 24.8%
Accenture PLC, Cl A	30,600	8,827
Adobe Inc *	22,800	8,514
Advanced Micro Devices Inc *	78,136	6,631
Akamai Technologies Inc *	7,800	704
Amphenol Corp, Cl A	29,000	2,132

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Analog Devices Inc	25,344	$3,840
ANSYS Inc *	4,200	1,043
Apple Inc	742,831	116,788
Applied Materials Inc	42,800	4,026
Arista Networks Inc *	10,900	1,307
Autodesk Inc *	10,600	2,138
Automatic Data Processing Inc	20,200	4,937
Broadcom Inc	19,693	9,829
Broadridge Financial Solutions Inc	5,700	976
Cadence Design Systems Inc *	13,200	2,294
CDW Corp/DE	6,500	1,110
Ceridian HCM Holding Inc *	6,500	388
Cisco Systems Inc	200,500	8,966
Citrix Systems Inc	6,000	617
Cognizant Technology Solutions Corp, Cl A	24,900	1,573
Corning Inc	37,200	1,277
DXC Technology Co *	12,038	298
Enphase Energy Inc *	6,500	1,862
EPAM Systems Inc *	2,800	1,194
F5 Inc *	2,900	455
Fidelity National Information Services Inc	29,400	2,686
Fiserv Inc *	28,100	2,843
FleetCor Technologies Inc *	3,800	808
Fortinet Inc *	31,900	1,553
Gartner Inc *	3,900	1,113
Global Payments Inc	13,472	1,674
Hewlett Packard Enterprise Co	63,400	862
HP Inc	51,500	1,479
Intel Corp	197,200	6,295
International Business Machines Corp	43,358	5,569
Intuit Inc	13,700	5,915
Jack Henry & Associates Inc	3,500	673
Juniper Networks Inc	15,500	440
Keysight Technologies Inc *	8,900	1,459
KLA Corp	7,223	2,486
Lam Research Corp	6,687	2,928
Mastercard Inc, Cl A	41,500	13,461
Microchip Technology Inc	26,900	1,755
Micron Technology Inc	53,700	3,036
Microsoft Corp	361,270	94,461
Monolithic Power Systems Inc	2,100	952
Motorola Solutions Inc	7,967	1,939
NetApp Inc	10,900	786
NortonLifeLock Inc	28,800	651
NVIDIA Corp	121,000	18,264
NXP Semiconductors NV	12,700	2,090
ON Semiconductor Corp *	20,900	1,437
Oracle Corp	75,900	5,628
Paychex Inc	15,400	1,899
Paycom Software Inc *	2,300	808
PayPal Holdings Inc *	55,800	5,214
PTC Inc *	5,200	597

SEI Institutional Investments Trust / Quarterly Report / Auguest 31, 2022

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Qorvo Inc *	5,300	$476
QUALCOMM Inc	54,000	7,143
Roper Technologies Inc	5,100	2,053
salesforce.com *	48,100	7,509
Seagate Technology Holdings PLC	9,700	650
ServiceNow Inc *	9,700	4,216
Skyworks Solutions Inc	7,900	779
SolarEdge Technologies Inc *	2,700	745
Synopsys Inc *	7,400	2,561
TE Connectivity Ltd	15,700	1,982
Teledyne Technologies Inc *	2,281	840
Teradyne Inc	7,900	669
Texas Instruments Inc	44,500	7,352
Trimble Inc *	12,300	778
Tyler Technologies Inc *	2,000	743
VeriSign Inc *	4,700	856
Visa Inc, Cl A	79,455	15,789
Western Digital Corp *	15,103	638
Zebra Technologies Corp, Cl A *	2,600	784

		440,050
Materials — 2.3%
Air Products and Chemicals Inc	10,700	2,701
Albemarle Corp	5,700	1,527
Amcor PLC	74,188	891
Avery Dennison Corp	4,000	735
Ball Corp	15,600	871
Celanese Corp, Cl A	5,300	588
CF Industries Holdings Inc	10,200	1,055
Corteva Inc	34,705	2,132
Dow Inc	34,871	1,779
DuPont de Nemours Inc	24,840	1,382
Eastman Chemical Co	6,400	582
Ecolab Inc	12,075	1,978
FMC Corp	6,200	670
Freeport-McMoRan Inc, Cl B	69,500	2,057
International Flavors & Fragrances Inc	12,357	1,365
International Paper Co	18,100	753
Linde PLC	24,253	6,860
LyondellBasell Industries NV, Cl A	12,300	1,021
Martin Marietta Materials Inc	3,000	1,043
Mosaic Co/The	17,200	926
Newmont Corp	38,000	1,572
Nucor Corp	13,000	1,728
Packaging Corp of America	4,600	630
PPG Industries Inc	11,500	1,460
Sealed Air Corp	7,000	377
Sherwin-Williams Co/The	11,525	2,675
Vulcan Materials Co	6,400	1,066
Westrock Co	12,341	501

		40,925

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Real Estate — 2.6%
Alexandria Real Estate Equities Inc ‡	7,300	$1,120
American Tower Corp, Cl A ‡	22,447	5,703
AvalonBay Communities Inc ‡	6,800	1,366
Boston Properties Inc ‡	7,100	564
Camden Property Trust ‡	5,000	643
CBRE Group Inc, Cl A *	15,600	1,232
Crown Castle Inc ‡	21,000	3,587
Digital Realty Trust Inc ‡	13,700	1,694
Duke Realty Corp ‡	18,300	1,077
Equinix Inc ‡	4,357	2,864
Equity Residential ‡	16,700	1,222
Essex Property Trust Inc ‡	3,200	848
Extra Space Storage Inc ‡	6,500	1,292
Federal Realty Investment Trust ‡	3,300	334
Healthpeak Properties Inc ‡	26,600	698
Host Hotels & Resorts Inc ‡	34,185	608
Iron Mountain Inc ‡	14,271	751
Kimco Realty Corp ‡	30,500	643
Mid-America Apartment Communities Inc ‡	5,500	911
Prologis Inc ‡	35,698	4,445
Public Storage ‡	7,400	2,448
Realty Income Corp ‡	28,800	1,966
Regency Centers Corp ‡	7,700	469
SBA Communications Corp, Cl A ‡	5,200	1,691
Simon Property Group Inc ‡	15,900	1,622
UDR Inc ‡	14,600	655
Ventas Inc ‡	19,400	929
VICI Properties Inc ‡	46,300	1,527
Vornado Realty Trust ‡	7,600	199
Welltower Inc ‡	21,700	1,663
Weyerhaeuser Co ‡	36,427	1,244

		46,015
Utilities — 2.9%
AES Corp/The	32,600	830
Alliant Energy Corp	12,400	757
Ameren Corp	12,500	1,158
American Electric Power Co Inc	24,700	2,475
American Water Works Co Inc	8,800	1,306
Atmos Energy Corp	6,700	760
CenterPoint Energy Inc	30,800	971
CMS Energy Corp	14,200	959
Consolidated Edison Inc	17,300	1,691
Constellation Energy Corp	15,566	1,270
Dominion Energy Inc	39,232	3,209
DTE Energy Co	9,400	1,225
Duke Energy Corp	37,230	3,980
Edison International	18,400	1,247
Entergy Corp	9,900	1,141
Evergy Inc	10,999	754
Eversource Energy	16,500	1,480

SEI Institutional Investments Trust / Quarterly Report / Auguest 31, 2022

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Exelon Corp	47,500	$2,086
FirstEnergy Corp	27,200	1,076
NextEra Energy Inc	94,700	8,055
NiSource Inc	19,500	575
NRG Energy Inc	11,800	487
Pinnacle West Capital Corp	5,700	430
PPL Corp	35,900	1,044
Public Service Enterprise Group Inc	24,400	1,570
Sempra Energy	15,300	2,524
Southern Co/The	51,500	3,969
WEC Energy Group Inc	15,062	1,553
Xcel Energy Inc	26,500	1,968

		50,550
Total Common Stock
(Cost $617,651) ($ Thousands)		1,609,230

Total Investments in Securities — 90.8%
(Cost $617,651) ($ Thousands)		$1,609,230

A list of the open futures contracts held by the Fund at August 31, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
Long Contracts
S&P 500 Index E-MINI^	815	Sep-2022	$153,374	$161,227	$7,853
			$153,374	$161,227	$7,853

A list of OTC swap agreements held by the Fund at August 31, 2022, is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Depreciation (Thousands)
BNP Paribas^	PAYB +BCOMTR/0.10%	0.10%	INDEX RETURN	Quarterly	09/10/2022	USD	94,936	$(10,269)	$–	$(10,269)
								$(10,269)	$–	$(10,269)

Percentages are based on Net Assets of $1,772,191 ($ Thousands).
*	Non-income producing security.
‡	Real Estate Investment Trust.
^	Security, or a portion thereof, is held by DAA Commodity Strategy Subsidiary, Ltd. as of August 31, 2022.

Cl — Class
Ltd. — Limited
MSCI — Morgan Stanley Capital International
NASDAQ – National Association of Securities Dealers and Automated Quotations
OTC — Over The Counter
PLC — Public Limited Company
S&P— Standard & Poor's
USD — U.S. Dollar

The following is a summary of the level of inputs used as of August 31, 2022, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,609,230	–	–	1,609,230
Total Investments in Securities	1,609,230	–	–	1,609,230

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	7,853	–	–	7,853
OTC Swaps
Total Return Swaps*
Unrealized Depreciation	–	(10,269)	–	(10,269)
Total Other Financial Instruments	7,853	(10,269)	–	(2,416)

SEI Institutional Investments Trust / Quarterly Report / Auguest 31, 2022

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Dynamic Asset Allocation Fund (Concluded)

*	Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional Investments Trust / Quarterly Report / Auguest 31, 2022

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Multi-Asset Real Return Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 61.9%
U.S. Treasury Bills ^ (A)
3.299%, 08/10/2023	$400	$387
3.121%, 06/15/2023	400	390
3.083%, 02/09/2023	700	690
2.301%, 10/20/2022	9,000	8,970
2.281%, 10/13/2022	12,000	11,968
2.014%, 10/06/2022	12,000	11,974
1.535%, 09/29/2022	14,000	13,977
1.253%, 09/15/2022	10,000	9,992
1.247%, 09/08/2022	7,000	6,997
U.S. Treasury Inflation-Protected Securities
2.375%, 01/15/2027	29,411	31,406
1.750%, 01/15/2028	2,703	2,837
0.375%, 07/15/2025 (H)	52,509	51,843
0.375%, 01/15/2027	46,315	45,533
0.375%, 07/15/2027	13,236	13,036
0.250%, 01/15/2025 (H)	48,397	47,627
0.125%, 07/15/2024	14,504	14,282
0.125%, 10/15/2024 (H)	57,964	57,035
0.125%, 10/15/2025	28,608	28,041
0.125%, 07/15/2026 (H)	63,157	61,835
U.S. Treasury Notes ^
3.250%, 08/31/2024	400	398
2.956%, US Treasury 3 Month Bill Money Market Yield + 0.055%, 10/31/2022 (B)	1,900	1,901
2.950%, US Treasury 3 Month Bill Money Market Yield + 0.049%, 01/31/2023 (B)	10,100	10,109
2.938%, US Treasury 3 Month Bill Money Market Yield + 0.037%, 07/31/2024 (B)	3,000	2,996
2.935%, US Treasury 3 Month Bill Money Market Yield + 0.034%, 04/30/2023 (B)	16,700	16,714
2.930%, US Treasury 3 Month Bill Money Market Yield + 0.029%, 07/31/2023 (B)	6,500	6,506
2.886%, US Treasury 3 Month Bill Money Market Yield + -0.015%, 01/31/2024 (B)	6,700	6,697
0.125%, 04/30/2023	300	294

Total U.S. Treasury Obligations
(Cost $482,058) ($ Thousands)		464,435

	Shares
COMMON STOCK — 29.2%

Communication Services — 2.3%
Activision Blizzard Inc	6,799	534
Alphabet Inc, Cl A *	22,163	2,398

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Alphabet Inc, Cl C *	20,322	$2,218
AMC Entertainment Holdings Inc, Cl A	3,340	30
Anterix Inc *	528	22
AT&T Inc (G)	107,537	1,886
Cogent Communications Holdings Inc	573	31
EchoStar Corp, Cl A *	750	14
Electronic Arts Inc	2,334	296
Frontier Communications Parent Inc *	3,995	103
Iridium Communications Inc *	2,037	90
Liberty Media Corp-Liberty Formula One, Cl C *	2,073	132
Live Nation Entertainment Inc *	1,245	113
Lumen Technologies Inc	18,661	186
Madison Square Garden Sports Corp, Cl A *	216	35
Match Group Inc *	890	50
Meta Platforms Inc, Cl A *	9,195	1,498
Netflix Inc *	3,710	829
Pinterest Inc, Cl A *	1,556	36
ROBLOX Corp, Cl A *	3,779	148
Roku Inc, Cl A *	1,715	117
Spotify Technology SA *	1,207	131
Take-Two Interactive Software Inc *	1,454	178
T-Mobile US Inc *	9,044	1,302
Twitter Inc *	2,458	95
Verizon Communications Inc	62,410	2,610
Walt Disney Co/The *	14,972	1,678
Warner Bros Discovery Inc (G) *	20,639	273
World Wrestling Entertainment Inc, Cl A	859	58
ZoomInfo Technologies Inc, Cl A *	677	31

		17,122
Consumer Staples — 7.4%
Albertsons Cos Inc, Cl A	3,436	94
Altria Group Inc (G)	41,274	1,862
Archer-Daniels-Midland Co	12,435	1,093
B&G Foods Inc, Cl A	971	21
Beauty Health Co/The *	2,481	29
BellRing Brands Inc *	2,022	48
Beyond Meat Inc *	1,172	29
BJ's Wholesale Club Holdings Inc *	3,438	256
Boston Beer Co Inc/The, Cl A *	216	73
Brown-Forman Corp, Cl A	885	62
Brown-Forman Corp, Cl B	3,993	290
Bunge Ltd	3,480	345
Cal-Maine Foods Inc	1,002	54
Campbell Soup Co	4,943	249
Casey's General Stores Inc	757	162
Celsius Holdings Inc *	1,245	129
Central Garden & Pet Co, Cl A *	1,432	54
Chefs' Warehouse Inc/The *	1,432	48
Church & Dwight Co Inc	5,514	461
Clorox Co/The	2,854	412

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Coca-Cola Co/The (G)	86,952	$5,366
Coca-Cola Consolidated Inc	133	63
Colgate-Palmolive Co	19,078	1,492
Conagra Brands Inc	10,468	360
Constellation Brands Inc, Cl A	3,567	878
Costco Wholesale Corp (G)	9,711	5,070
Coty Inc, Cl A *	9,133	69
Darling Ingredients Inc *	3,487	265
Edgewell Personal Care Co	1,591	62
elf Beauty Inc *	1,400	53
Energizer Holdings Inc	2,200	62
Estee Lauder Cos Inc/The, Cl A	5,099	1,297
Flowers Foods Inc	3,956	108
Fresh Del Monte Produce Inc	1,527	42
Freshpet Inc *	1,051	46
General Mills Inc	13,438	1,032
Grocery Outlet Holding Corp *	1,611	65
Hain Celestial Group Inc/The *	1,934	39
Herbalife Nutrition Ltd *	1,941	51
Hershey Co/The	3,172	713
Hormel Foods Corp	6,381	321
Hostess Brands Inc, Cl A *	2,892	67
Ingles Markets Inc, Cl A	477	42
Ingredion Inc	1,593	139
Inter Parfums Inc	382	30
J & J Snack Foods Corp	323	48
J M Smucker Co/The	2,383	334
Kellogg Co	5,722	416
Keurig Dr Pepper Inc	19,117	729
Kimberly-Clark Corp	7,890	1,006
Kraft Heinz Co/The	15,861	593
Kroger Co/The	14,720	706
Lamb Weston Holdings Inc	3,577	284
Lancaster Colony Corp	443	75
McCormick & Co Inc/MD	5,729	482
Medifast Inc	235	29
MGP Ingredients Inc	200	22
Molson Coors Beverage Co, Cl B	4,542	235
Mondelez International Inc, Cl A	31,197	1,930
Monster Beverage Corp *	8,216	730
National Beverage Corp	955	53
Nu Skin Enterprises Inc, Cl A	819	33
Olaplex Holdings Inc *	3,340	44
PepsiCo Inc (G)	30,705	5,289
Performance Food Group Co *	3,703	185
Philip Morris International Inc (G)	35,052	3,347
Pilgrim's Pride Corp *	988	28
Post Holdings Inc *	1,501	133
PriceSmart Inc	483	30
Primo Water Corp	3,602	47
Procter & Gamble Co/The (G)	56,770	7,831
Reynolds Consumer Products Inc	1,050	29

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Seaboard Corp	14	$54
Simply Good Foods Co/The *	1,623	50
SpartanNash Co	1,337	41
Spectrum Brands Holdings Inc	860	54
Sprouts Farmers Market Inc *	2,483	72
Sysco Corp	12,056	991
TreeHouse Foods Inc *	935	43
Tyson Foods Inc, Cl A (G)	6,426	484
United Natural Foods Inc *	1,337	59
Universal Corp/VA	718	37
US Foods Holding Corp *	4,695	144
USANA Health Sciences Inc *	445	29
Utz Brands Inc	1,122	19
Vector Group Ltd	5,841	57
Veru Inc *	2,863	44
Walgreens Boots Alliance Inc	16,598	582
Walmart Inc (G)	31,232	4,140
WD-40 Co	244	46
Weis Markets Inc	551	43

		55,160
Energy — 7.6%
Antero Midstream Corp	12,598	127
Antero Resources Corp *	9,452	379
APA Corp	10,062	394
Arch Resources Inc	573	83
Archaea Energy, Cl A *	3,435	68
Baker Hughes Co, Cl A	28,895	730
Brigham Minerals Inc, Cl A	1,371	41
Bristow Group *	1,431	42
Cactus Inc, Cl A	1,910	76
California Resources Corp	2,578	129
Callon Petroleum Co *	1,623	69
Centennial Resource Development Inc/DE, Cl A *	7,063	58
ChampionX Corp	6,062	132
Cheniere Energy Inc	7,888	1,263
Chesapeake Energy Corp	4,397	442
Chevron Corp (G)	56,831	8,983
Chord Energy	1,276	181
Civitas Resources Inc	2,854	192
Clean Energy Fuels Corp *	5,577	37
CNX Resources Corp *	6,426	114
Comstock Resources Inc *	2,576	50
ConocoPhillips (G)	39,255	4,296
CONSOL Energy Inc	764	55
Continental Resources Inc/OK	1,012	71
Coterra Energy Inc, Cl A	25,045	774
CVR Energy Inc	1,432	47
Delek US Holdings Inc	2,655	75
Denbury Inc *	1,623	144
Devon Energy Corp	19,751	1,395

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
DHT Holdings Inc	7,636	$60
Diamond Offshore Drilling *	7,541	54
Diamondback Energy Inc	5,424	723
Dril-Quip Inc *	1,860	41
DT Midstream Inc	3,600	199
Earthstone Energy Inc, Cl A *	3,244	49
Energy Fuels Inc/Canada *	5,918	48
Enviva Inc	1,145	80
EOG Resources Inc	18,037	2,188
EQT Corp	12,176	582
Equitrans Midstream Corp	11,393	106
Expro Group Holdings *	1,766	24
Exxon Mobil Corp (G)	126,610	12,102
FLEX LNG	1,622	54
Frontline Ltd/Bermuda *	5,836	69
Gevo Inc *	15,700	49
Golar LNG Ltd *	4,317	118
Green Plains Inc *	1,432	52
Gulfport Energy Corp *	573	56
Halliburton Co	27,862	839
Helmerich & Payne Inc	3,640	156
Hess Corp	8,476	1,024
HF Sinclair Corp	4,680	246
International Seaways Inc	2,291	68
Kinder Morgan Inc	63,245	1,159
Kinetik Holdings, Cl A	137	5
Kosmos Energy Ltd *	14,717	104
Laredo Petroleum *	477	37
Liberty Oilfield Services Inc, Cl A *	3,842	58
Magnolia Oil & Gas Corp, Cl A	4,783	114
Marathon Oil Corp	21,500	550
Marathon Petroleum Corp (G)	16,860	1,699
Matador Resources Co	3,588	214
Murphy Oil Corp	4,911	191
Nabors Industries Ltd *	477	63
New Fortress Energy Inc, Cl A	1,337	77
NexTier Oilfield Solutions Inc *	3,626	34
Noble Corp *	1,717	52
Northern Oil and Gas Inc	1,813	57
NOV Inc	11,845	209
Occidental Petroleum Corp	24,823	1,762
Oceaneering International Inc *	2,223	20
ONEOK Inc	14,428	883
Ovintiv Inc	7,765	413
Par Pacific Holdings Inc *	2,840	53
Patterson-UTI Energy Inc	6,457	96
PBF Energy Inc, Cl A *	2,749	94
PDC Energy Inc	3,150	214
Peabody Energy Corp *	3,341	82
Phillips 66	15,290	1,368
Pioneer Natural Resources Co	7,256	1,837
ProPetro Holding Corp *	2,306	21

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Range Resources Corp	8,725	$287
Ranger Oil, Cl A	1,337	52
Schlumberger NV	44,341	1,692
Scorpio Tankers Inc	1,185	49
SFL Corp Ltd	5,170	55
SM Energy Co	4,010	177
Southwestern Energy Co *	35,647	267
Talos Energy Inc *	3,149	65
Targa Resources Corp	6,935	473
Tellurian Inc *	13,554	54
Texas Pacific Land Corp	188	346
Tidewater Inc *	2,098	46
Uranium Energy Corp *	13,459	61
US Silica Holdings Inc *	3,340	47
Valaris Ltd *	1,587	81
Valero Energy Corp (G)	13,032	1,526
Weatherford International *	3,149	89
Williams Cos Inc/The	38,362	1,305
World Fuel Services Corp	1,125	29

		57,601
Health Care — 5.6%
10X Genomics Inc, Cl A *	862	28
1Life Healthcare Inc *	2,700	46
Abbott Laboratories	13,634	1,400
AbbVie Inc	14,080	1,893
AbCellera Biologics Inc *	4,199	45
ABIOMED Inc *	247	64
Acadia Healthcare Co Inc *	997	82
ACADIA Pharmaceuticals Inc *	2,767	45
Agilent Technologies Inc	2,504	321
agilon health Inc *	900	19
Align Technology Inc *	613	149
Alkermes PLC *	2,099	50
Alnylam Pharmaceuticals Inc *	939	194
Amedisys Inc *	193	23
AmerisourceBergen Corp, Cl A	1,138	167
Amgen Inc (G)	4,314	1,037
AMN Healthcare Services Inc *	573	59
Apellis Pharmaceuticals Inc *	1,145	69
Arrowhead Pharmaceuticals Inc *	785	31
Arvinas Inc *	900	38
Avantor Inc *	6,082	152
Axonics Inc *	300	22
Azenta Inc	387	20
Baxter International Inc (G)	4,198	241
Beam Therapeutics Inc *	477	26
Becton Dickinson and Co	2,329	588
BioCryst Pharmaceuticals Inc *	4,200	58
Biogen Inc *	1,410	276
Biohaven Pharmaceutical Holding Co Ltd *	477	71
BioMarin Pharmaceutical Inc *	1,630	145

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Bio-Rad Laboratories Inc, Cl A *	121	$59
Bio-Techne Corp	289	96
Blueprint Medicines Corp *	456	33
Boston Scientific Corp *	10,906	440
Bristol-Myers Squibb Co	16,816	1,134
Bruker Corp	836	47
Cardinal Health Inc	1,918	136
Catalent Inc *	1,185	104
Centene Corp *	4,682	420
Century Therapeutics *	2,046	22
Change Healthcare Inc *	1,717	42
Charles River Laboratories International Inc *	440	90
Chemed Corp	192	91
Cigna Corp	2,424	687
CONMED Corp	382	34
Cooper Cos Inc/The	315	91
Corcept Therapeutics Inc *	1,909	49
CorVel Corp *	193	30
Covetrus Inc *	1,493	31
CVS Health Corp	10,109	992
Cytokinetics Inc *	1,145	61
Danaher Corp	4,943	1,334
DaVita Inc *	488	42
Denali Therapeutics Inc *	1,051	29
DENTSPLY SIRONA Inc	1,599	52
Dexcom Inc *	2,969	244
Doximity Inc, Cl A *	1,337	44
Edwards Lifesciences Corp *	4,886	440
Elanco Animal Health Inc *	3,587	54
Elevance Health Inc	1,793	870
Eli Lilly & Co	6,585	1,984
Enanta Pharmaceuticals Inc *	483	29
Encompass Health Corp	844	41
Ensign Group Inc/The	349	30
Envista Holdings Corp *	1,528	57
Exact Sciences Corp *	1,603	57
Exelixis Inc *	2,095	37
Fate Therapeutics Inc *	590	15
Forma Therapeutics Holdings Inc *	2,518	34
Gilead Sciences Inc (G)	10,222	649
Globus Medical Inc, Cl A *	669	40
Guardant Health Inc *	1,366	68
Haemonetics Corp *	541	41
Halozyme Therapeutics Inc *	1,176	48
HCA Healthcare Inc	1,781	352
HealthEquity Inc *	483	32
HealthStream Inc *	1,129	25
Henry Schein Inc *	894	66
Hologic Inc *	1,947	132
Horizon Therapeutics Plc *	2,175	129
Humana Inc	1,022	492

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
ICU Medical Inc *	126	$20
IDEXX Laboratories Inc *	633	220
Illumina Inc *	1,132	228
Inari Medical Inc *	477	33
Incyte Corp *	1,486	105
Insmed Inc *	1,064	26
Inspire Medical Systems Inc *	191	37
Insulet Corp *	586	150
Integer Holdings Corp *	387	24
Integra LifeSciences Holdings Corp *	553	26
Intellia Therapeutics Inc *	1,087	65
Intra-Cellular Therapies Inc *	1,051	53
Intuitive Surgical Inc *	2,832	583
Ionis Pharmaceuticals Inc *	978	42
IQVIA Holdings Inc *	1,539	327
iRhythm Technologies Inc *	300	44
Ironwood Pharmaceuticals Inc, Cl A *	2,320	25
Jazz Pharmaceuticals PLC *	523	81
Johnson & Johnson (G)	20,411	3,293
Karuna Therapeutics Inc *	382	97
Laboratory Corp of America Holdings	899	203
Lantheus Holdings Inc *	764	60
LHC Group Inc *	418	68
Ligand Pharmaceuticals Inc *	477	44
LivaNova PLC *	428	24
Maravai LifeSciences Holdings Inc, Cl A *	1,813	38
Masimo Corp *	409	60
McKesson Corp	1,186	435
Medpace Holdings Inc *	286	42
Medtronic PLC	10,964	964
Merck & Co Inc	20,412	1,742
Merit Medical Systems Inc *	483	29
Mettler-Toledo International Inc *	170	206
Mirati Therapeutics Inc *	282	23
Moderna Inc *	2,481	328
Molina Healthcare Inc *	448	151
Natera Inc *	541	27
National HealthCare Corp	669	46
Neurocrine Biosciences Inc *	736	77
NextGen Healthcare Inc *	2,274	39
Novavax Inc *	463	15
Novocure Ltd *	679	56
Oak Street Health Inc *	1,600	42
Omnicell Inc *	242	25
Option Care Health Inc *	1,910	59
Organon & Co	1,780	51
Owens & Minor Inc	1,051	31
Pacira BioSciences Inc *	580	30
Penumbra Inc *	195	32
PerkinElmer Inc	868	117
Perrigo Co PLC	933	35
Pfizer Inc	43,513	1,968

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Premier Inc, Cl A	500	$18
Prestige Consumer Healthcare Inc *	859	43
Progyny Inc *	774	31
PTC Therapeutics Inc *	580	29
QIAGEN NV *	2,274	103
Quest Diagnostics Inc	1,175	147
QuidelOrtho Corp *	200	16
Regeneron Pharmaceuticals Inc *	863	501
Repligen Corp *	413	91
ResMed Inc	1,112	245
Royalty Pharma PLC, Cl A	2,006	84
Sage Therapeutics Inc *	703	26
Sarepta Therapeutics Inc *	675	74
Seagen Inc *	1,051	162
Shockwave Medical Inc *	191	57
STAAR Surgical Co *	220	21
STERIS PLC	552	111
Stryker Corp	2,735	561
Syneos Health Inc, Cl A *	981	59
Tandem Diabetes Care Inc *	700	32
Teladoc Health Inc *	1,153	36
Teleflex Inc	476	108
Tenet Healthcare Corp *	859	49
Thermo Fisher Scientific Inc	2,886	1,574
Travere Therapeutics Inc *	2,099	56
Twist Bioscience Corp *	1,100	44
Ultragenyx Pharmaceutical Inc *	358	17
United Therapeutics Corp *	354	80
UnitedHealth Group Inc (G)	7,221	3,750
Universal Health Services Inc, Cl B	500	49
Vaxcyte *	1,813	47
Veeva Systems Inc, Cl A *	1,051	210
Vertex Pharmaceuticals Inc *	1,952	550
Viatris Inc, Cl W *	13,229	126
Waters Corp *	354	106
West Pharmaceutical Services Inc	721	214
Xencor Inc *	1,281	34
Zimmer Biomet Holdings Inc	1,926	205
Zoetis Inc, Cl A	3,796	594

		42,321
Information Technology — 2.0%
Accenture PLC, Cl A	1,813	523
Adobe Inc *	1,357	507
Akamai Technologies Inc *	477	43
Amdocs Ltd	809	69
ANSYS Inc *	321	80
AppLovin Corp, Cl A *	1,300	32
Aspen Technology Inc *	172	36
Atlassian Corp PLC, Cl A *	403	100
Autodesk Inc *	615	124
Automatic Data Processing Inc	1,334	326

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Avalara Inc *	600	$55
Bill.com Holdings Inc *	500	81
Black Knight Inc *	955	63
Block Inc, Cl A *	1,689	116
Broadridge Financial Solutions Inc	286	49
Cadence Design Systems Inc *	821	143
Cass Information Systems Inc	1,210	44
Ceridian HCM Holding Inc *	1,145	68
Citrix Systems Inc	669	69
Cloudflare Inc, Cl A *	580	36
Cognizant Technology Solutions Corp, Cl A	1,332	84
Crowdstrike Holdings Inc, Cl A *	593	108
Datadog Inc, Cl A *	692	73
DocuSign Inc, Cl A *	408	24
Dynatrace Inc *	774	30
Elastic NV *	600	50
EPAM Systems Inc *	126	54
Fair Isaac Corp *	96	43
Fidelity National Information Services Inc	1,873	171
Fiserv Inc *	1,908	193
Five9 Inc *	400	39
FleetCor Technologies Inc *	187	40
Fortinet Inc *	1,575	77
Gartner Inc *	226	64
Global Payments Inc	746	93
Globant SA *	90	19
GoDaddy Inc, Cl A *	700	53
Guidewire Software Inc *	387	28
HubSpot Inc *	97	33
International Business Machines Corp	2,686	345
Intuit Inc	825	356
Jack Henry & Associates Inc	333	64
Manhattan Associates Inc *	274	39
Mastercard Inc, Cl A	2,500	811
Microsoft Corp (G)	20,782	5,434
MongoDB Inc, Cl A *	133	43
NortonLifeLock Inc	1,234	28
Okta Inc, Cl A *	345	32
Oracle Corp	4,470	331
Palantir Technologies Inc, Cl A *	7,549	58
Palo Alto Networks Inc *	285	159
Paychex Inc	831	102
Paycom Software Inc *	86	30
Paylocity Holding Corp *	193	46
PayPal Holdings Inc *	3,890	363
PTC Inc *	477	55
Roper Technologies Inc	382	154
Salesforce Inc *	2,863	447
ServiceNow Inc *	642	279
Snowflake Inc, Cl A *	573	104
Splunk Inc *	356	32
SS&C Technologies Holdings Inc	425	24

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Synopsys Inc *	339	$117
Trade Desk Inc/The, Cl A *	1,898	119
Twilio Inc, Cl A *	426	30
Tyler Technologies Inc *	87	32
UiPath Inc, Cl A *	2,767	45
Unity Software Inc *	400	17
VeriSign Inc *	500	91
Visa Inc, Cl A	4,829	960
VMware Inc, Cl A	488	57
WEX Inc *	193	30
Workday Inc, Cl A *	649	107
Zendesk Inc *	573	44
Zoom Video Communications Inc, Cl A *	1,014	81
Zscaler Inc *	300	48

		14,954
Real Estate — 2.8%
Acadia Realty Trust ‡	3,818	61
Agree Realty Corp ‡	764	58
Alexander & Baldwin Inc ‡	1,231	23
Alexander's Inc ‡	91	22
Alexandria Real Estate Equities Inc ‡	2,686	412
American Homes 4 Rent, Cl A ‡	4,273	152
American Tower Corp, Cl A ‡	7,019	1,783
Americold Realty Trust Inc ‡	3,930	116
Apartment Income REIT Corp ‡	2,019	82
Apple Hospitality Inc ‡	2,065	33
AvalonBay Communities Inc ‡	2,126	427
Boston Properties Inc ‡	2,802	223
Brixmor Property Group Inc ‡	4,237	91
Broadstone Net Lease Inc, Cl A ‡	3,054	58
Camden Property Trust ‡	1,514	195
CareTrust Inc ‡	2,005	43
CBRE Group Inc, Cl A *	5,123	405
Centerspace ‡	573	43
Compass, Cl A *	13,459	39
Corporate Office Properties Trust ‡	1,364	35
Cousins Properties Inc ‡	2,218	60
Crown Castle Inc ‡	6,624	1,132
CubeSmart ‡	4,184	193
Cushman & Wakefield PLC *	1,464	22
DiamondRock Hospitality Co ‡	5,440	48
Digital Realty Trust Inc ‡	4,379	541
DigitalBridge Group *	1,700	30
Douglas Emmett Inc ‡	2,275	44
Duke Realty Corp ‡	5,649	332
Easterly Government Properties Inc, Cl A ‡	3,504	63
EastGroup Properties Inc ‡	439	72
Empire State Realty Trust Inc, Cl A ‡	4,069	28
EPR Properties ‡	905	39
Equinix Inc ‡	1,342	882
Equity Commonwealth *‡	1,909	50

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Equity LifeStyle Properties Inc ‡	2,959	$207
Equity Residential ‡	5,424	397
Essential Properties Realty Trust Inc ‡	1,525	35
Essex Property Trust Inc ‡	1,132	300
eXp World Holdings Inc	3,100	40
Extra Space Storage Inc ‡	2,107	419
Federal Realty Investment Trust ‡	1,144	116
First Industrial Realty Trust Inc ‡	1,673	85
Four Corners Property Trust Inc ‡	1,772	48
Franklin Street Properties Corp ‡	7,637	21
Gaming and Leisure Properties Inc ‡	3,079	149
Getty Realty Corp ‡	1,064	32
Global Net Lease Inc ‡	2,826	39
Healthcare Realty Trust Inc, Cl A ‡	5,964	145
Healthpeak Properties Inc ‡	8,546	224
Highwoods Properties Inc ‡	1,650	50
Host Hotels & Resorts Inc ‡	11,147	198
Howard Hughes Corp/The *	1,000	64
Hudson Pacific Properties Inc ‡	2,003	26
Independence Realty Trust Inc ‡	2,958	58
Innovative Industrial Properties Inc, Cl A ‡	483	44
InvenTrust Properties ‡	1,072	28
Invitation Homes Inc ‡	9,467	343
Iron Mountain Inc ‡	3,873	204
JBG SMITH Properties ‡	1,631	36
Jones Lang LaSalle Inc *	661	114
Kilroy Realty Corp ‡	1,546	75
Kimco Realty Corp ‡	9,084	192
Kite Realty Group Trust ‡	3,985	77
Lamar Advertising Co, Cl A ‡	1,116	105
Life Storage Inc ‡	1,187	151
LTC Properties Inc ‡	1,145	51
LXP Industrial Trust, Cl B ‡	4,515	45
Macerich Co/The ‡	3,438	33
Medical Properties Trust Inc ‡	8,507	124
Mid-America Apartment Communities Inc ‡	1,845	306
National Health Investors Inc ‡	725	48
National Retail Properties Inc ‡	2,764	124
National Storage Affiliates Trust ‡	1,582	80
NETSTREIT Corp ‡	754	15
Office Properties Income Trust ‡	1,905	33
Omega Healthcare Investors Inc ‡	3,188	104
Opendoor Technologies Inc *	6,968	30
Outfront Media Inc ‡	2,218	39
Paramount Group Inc ‡	4,104	28
Park Hotels & Resorts Inc ‡	3,539	50
Pebblebrook Hotel Trust ‡	2,334	41
Phillips Edison ‡	2,483	81
Physicians Realty Trust ‡	2,684	45
PotlatchDeltic Corp ‡	975	45
Prologis Inc ‡	11,100	1,382
Public Storage ‡	2,419	800

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Rayonier Inc ‡	2,412	$86
Realty Income Corp ‡	8,615	588
Redfin Corp *	5,300	43
Regency Centers Corp ‡	3,484	212
Retail Opportunity Investments Corp ‡	1,823	31
Rexford Industrial Realty Inc ‡	3,006	187
RLJ Lodging Trust ‡	3,694	45
Ryman Hospitality Properties Inc *‡	828	68
Sabra Health Care Inc ‡	2,825	42
Saul Centers Inc ‡	827	37
SBA Communications Corp, Cl A ‡	1,500	488
Simon Property Group Inc ‡	4,963	506
SITE Centers Corp ‡	2,671	35
SL Green Realty Corp ‡	790	35
Spirit Realty Capital Inc ‡	1,783	73
STAG Industrial Inc ‡	2,691	83
STORE Capital Corp ‡	4,142	112
Sun Communities Inc ‡	2,048	315
Sunstone Hotel Investors Inc *‡	4,861	53
Tanger Factory Outlet Centers Inc ‡	2,767	43
Terreno Realty Corp ‡	880	54
UDR Inc ‡	4,705	211
Uniti Group Inc ‡	3,663	34
Urban Edge Properties ‡	2,435	38
Ventas Inc ‡	6,341	303
Veris Residential *‡	2,458	33
VICI Properties Inc ‡	14,571	481
Vornado Realty Trust ‡	2,403	63
Washington Real Estate Investment Trust ‡	2,091	41
Welltower Inc ‡	7,063	541
Weyerhaeuser Co ‡	11,555	395
WP Carey Inc ‡	3,140	264
Xenia Hotels & Resorts Inc *‡	2,072	33
Zillow Group Inc, Cl A *	1,051	35
Zillow Group Inc, Cl C *	2,578	86

		21,057
Utilities — 1.5%
AES Corp/The	6,247	159
ALLETE Inc	764	45
Alliant Energy Corp	2,090	128
Ameren Corp	2,520	233
American Electric Power Co Inc	5,022	503
American States Water Co	477	40
American Water Works Co Inc	1,730	257
Atmos Energy Corp	1,290	146
Avangrid Inc	955	47
Avista Corp	1,051	43
Black Hills Corp	764	58
Brookfield Infrastructure Corp, Cl A	676	32
Brookfield Renewable Corp, Cl A	1,051	40
California Water Service Group	345	20

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
CenterPoint Energy Inc	5,543	$175
Clearway Energy Inc, Cl C	1,223	45
CMS Energy Corp	2,823	191
Consolidated Edison Inc	3,283	321
Constellation Energy Corp	3,027	247
Dominion Energy Inc	7,473	611
DTE Energy Co	1,746	228
Duke Energy Corp	7,427	794
Edison International	3,491	237
Entergy Corp	1,681	194
Essential Utilities Inc	1,850	91
Evergy Inc	1,944	133
Eversource Energy	3,424	307
Exelon Corp	9,260	407
FirstEnergy Corp	5,058	200
Hawaiian Electric Industries Inc	1,853	72
IDACORP Inc	354	39
MGE Energy Inc	245	19
National Fuel Gas Co	923	66
New Jersey Resources Corp	1,241	55
NextEra Energy Inc	17,976	1,529
NiSource Inc	3,264	96
NRG Energy Inc	2,657	110
OGE Energy Corp	1,514	61
ONE Gas Inc	388	30
Ormat Technologies Inc	612	57
PG&E Corp *	14,762	182
Pinnacle West Capital Corp	1,345	101
PNM Resources Inc	516	24
Portland General Electric Co	978	51
PPL Corp	7,646	222
Public Service Enterprise Group Inc	4,749	306
Sempra Energy	2,947	486
SJW Group	669	43
South Jersey Industries Inc	2,006	68
Southern Co/The	9,728	750
Southwest Gas Holdings Inc	573	45
Spire Inc	669	47
Sunnova Energy International Inc *	1,800	45
UGI Corp	1,492	59
Vistra Corp	3,712	92
WEC Energy Group Inc	2,981	307
Xcel Energy Inc	5,009	372

		11,266
Total Common Stock
(Cost $132,982) ($ Thousands)		219,481

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 8.3%
Communication Services — 0.9%
Altice Financing
3.000%, 01/15/2028	EUR	226	$181
Altice France
3.375%, 01/15/2028		112	90
Baidu
3.425%, 04/07/2030		$201	182
CCO Holdings LLC
4.750%, 02/01/2032 (C)		489	405
4.500%, 08/15/2030 (C)		54	45
4.500%, 06/01/2033 (C)		189	148
DISH DBS
5.250%, 12/01/2026 (C)		920	760
Globo Comunicacao e Participacoes
4.875%, 01/22/2030 (C)		415	339
Lorca Telecom Bondco
4.000%, 09/18/2027	EUR	226	202
Magallanes
3.755%, 03/15/2027 (C)		$525	490
Prosus
3.680%, 01/21/2030 (C)		479	385
3.257%, 01/19/2027 (C)		262	227
Summer BC Holdco B SARL
5.750%, 10/31/2026	EUR	226	210
Tencent Holdings MTN
3.240%, 06/03/2050 (C)		$412	275
2.390%, 06/03/2030		200	166
1.810%, 01/26/2026 (C)		621	571
Time Warner Cable LLC
4.500%, 09/15/2042		245	185
T-Mobile USA
3.375%, 04/15/2029		63	57
2.625%, 02/15/2029		107	92
2.550%, 02/15/2031		837	697
Weibo
3.375%, 07/08/2030		1,183	936

			6,643

Consumer Discretionary — 0.9%
Adient Global Holdings
3.500%, 08/15/2024	EUR	226	211
Advance Auto Parts
3.900%, 04/15/2030		$784	705
Carnival
4.000%, 08/01/2028 (C)		527	439
Clarios Global
4.375%, 05/15/2026 (C)	EUR	161	150
Expedia Group
6.250%, 05/01/2025 (C)		$24	25
Ford Motor
6.100%, 08/19/2032		369	359

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Harley-Davidson Financial Services
3.350%, 06/08/2025 (C)		$591	$567
3.050%, 02/14/2027 (C)		300	268
Las Vegas Sands Corp
3.900%, 08/08/2029		653	556
MDC Holdings
6.000%, 01/15/2043		340	278
MercadoLibre
2.375%, 01/14/2026		200	179
NH Hotel Group
4.000%, 07/02/2026	EUR	107	100
Nissan Motor
4.345%, 09/17/2027 (C)		$1,034	957
Nobel Bidco BV
3.125%, 06/15/2028	EUR	226	160
Ross Stores
4.700%, 04/15/2027		$946	948
Royal Caribbean Cruises Ltd
11.500%, 06/01/2025 (C)		301	319
Wynn Macau
5.625%, 08/26/2028 (C)		341	239

			6,460

Consumer Staples — 0.5%
Albertsons
3.500%, 03/15/2029 (C)		351	288
Altria Group
4.800%, 02/14/2029		160	155
3.400%, 05/06/2030		850	737
Ashtead Capital
5.500%, 08/11/2032 (C)		364	357
BAT Capital
4.906%, 04/02/2030		447	421
2.259%, 03/25/2028		1,268	1,070
Natura & Luxembourg Holdings Sarl
6.000%, 04/19/2029 (C)		319	282
Natura Cosmeticos
4.125%, 05/03/2028 (C)		271	224
Virgolino de Oliveira Finance
10.500%, 01/28/2018 (C)(D)		500	–

			3,534

Energy — 0.5%
BP Capital Markets America
2.939%, 06/04/2051		1,066	764
Continental Resources/Oklahoma
2.268%, 11/15/2026 (C)		960	846
Enbridge Energy Partners
7.375%, 10/15/2045		587	698
Energy Transfer
6.250%, 04/15/2049		297	291

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Marathon Petroleum
6.500%, 03/01/2041	$150	$162
Oleoducto Central
4.000%, 07/14/2027 (C)	235	204
ONEOK
6.350%, 01/15/2031	124	129
ONEOK Partners
6.125%, 02/01/2041	54	52
Tengizchevroil Finance International
3.250%, 08/15/2030 (C)	255	193
TransCanada PipeLines
6.200%, 10/15/2037	302	324
6.100%, 06/01/2040	486	519

		4,182

Financials — 3.4%
Aircastle
5.250%, 08/11/2025 (C)	432	415
4.250%, 06/15/2026	54	50
4.125%, 05/01/2024	172	168
2.850%, 01/26/2028 (C)	778	636
Alfa
5.250%, 03/25/2024 (C)	814	816
Aviation Capital Group LLC
5.500%, 12/15/2024 (C)	432	423
4.875%, 10/01/2025 (C)	175	167
4.375%, 01/30/2024 (C)	152	148
4.125%, 08/01/2025 (C)	6	6
3.500%, 11/01/2027 (C)	157	134
1.950%, 01/30/2026 (C)	406	350
1.950%, 09/20/2026 (C)	142	119
Banco de Credito del Peru S.A. MTN
3.125%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.000%, 07/01/2030 (B)(C)	728	670
Banco Santander
4.175%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.000%, 03/24/2028 (B)	200	187
Bank of America
1.734%, U.S. SOFR + 0.960%, 07/22/2027 (B)	1,043	926
Bank of America MTN
4.376%, U.S. SOFR + 1.580%, 04/27/2028 (B)	773	753
Barclays
5.304%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.300%, 08/09/2026 (B)	365	362

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
BNP Paribas
7.750%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.899%(B)(C)(E)	$724	$723
2.871%, U.S. SOFR + 1.387%, 04/19/2032 (B)(C)	687	557
Capital One Financial
4.927%, U.S. SOFR + 2.057%, 05/10/2028 (B)	270	267
2.636%, U.S. SOFR + 1.290%, 03/03/2026 (B)	447	424
CDBL Funding 1 MTN
3.500%, 10/24/2027	520	491
Charles Schwab
5.375%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.971%(B)(E)	382	380
4.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.168%(B)(E)	583	501
CITIC MTN
2.850%, 02/25/2030	278	243
Citigroup
5.950%, ICE LIBOR USD 3 Month + 4.068%(B)(E)	232	230
4.140%, U.S. SOFR + 1.372%, 05/24/2025 (B)	759	754
4.075%, ICE LIBOR USD 3 Month + 1.192%, 04/23/2029 (B)	288	274
4.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.597%(B)(E)	348	305
3.980%, ICE LIBOR USD 3 Month + 1.338%, 03/20/2030 (B)	196	183
Credit Suisse Group
7.500%, USD Swap Semi 30/360 5 Yr Curr + 4.598%(B)(C)(E)	200	189
7.500%, USD Swap Semi 30/360 5 Yr Curr + 4.600%(B)(C)(E)	544	479
6.375%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.822%(B)(C)(E)	300	235
6.373%, U.S. SOFR + 3.340%, 07/15/2026 (B)(C)	277	276
4.194%, U.S. SOFR + 3.730%, 04/01/2031 (B)(C)	382	321
Danske Bank
4.298%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.750%, 04/01/2028 (B)(C)	207	193

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Deutsche Bank NY
6.119%, U.S. SOFR + 3.190%, 07/14/2026 (B)	$194	$194
3.961%, U.S. SOFR + 2.581%, 11/26/2025 (B)	295	283
2.129%, U.S. SOFR + 1.870%, 11/24/2026 (B)	330	291
Discover Financial Services
6.125%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.783%(B)(E)	1,248	1,265
Federation des Caisses Desjardins du Quebec
4.550%, 08/23/2027 (C)	369	362
Fifth Third Bancorp
4.500%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.215%(B)(E)	236	224
Goldman Sachs Group
4.125%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.949%(B)(E)	296	254
3.102%, U.S. SOFR + 1.410%, 02/24/2033 (B)	93	79
2.615%, U.S. SOFR + 1.281%, 04/22/2032 (B)	688	568
2.383%, U.S. SOFR + 1.248%, 07/21/2032 (B)	231	187
HSBC Holdings PLC
5.402%, U.S. SOFR + 2.870%, 08/11/2033 (B)	364	346
ING Groep
4.017%, U.S. SOFR + 1.830%, 03/28/2028 (B)	286	271
JPMorgan Chase
6.276%, ICE LIBOR USD 3 Month + 3.470%(B)(E)	213	212
5.597%, ICE LIBOR USD 3 Month + 3.320%(B)(E)	10	10
2.580%, U.S. SOFR + 1.250%, 04/22/2032 (B)	688	568
Morgan Stanley
4.210%, U.S. SOFR + 1.610%, 04/20/2028 (B)	305	297
Morgan Stanley MTN
4.679%, U.S. SOFR + 1.669%, 07/17/2026 (B)	212	212
Nationwide Building Society MTN
2.972%, U.S. SOFR + 1.290%, 02/16/2028 (B)(C)	307	277
OEC Finance
7.125%cash/0% PIK, 12/26/2046 (C)	233	6

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.250%cash/0% PIK, 12/27/2033 (C)	$214	$5
S&P Global
4.750%, 08/01/2028 (C)	31	32
4.250%, 05/01/2029 (C)	145	143
Santander Holdings USA
4.260%, SOFRINDX + 1.380%, 06/09/2025 (B)	117	115
2.490%, U.S. SOFR + 1.249%, 01/06/2028 (B)	85	74
Societe Generale
2.797%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.300%, 01/19/2028 (B)(C)	613	540
Standard Chartered
6.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.661%(B)(C)(E)	514	488
4.316%, ICE LIBOR USD 3 Month + 1.510%(B)(C)(E)	400	318
3.971%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.650%, 03/30/2026 (B)(C)	207	200
Svenska Handelsbanken
4.375%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.942%(B)(E)	600	517
Swiss Re Finance Luxembourg
5.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.582%, 04/02/2049 (B)	400	380
Synchrony Financial
4.875%, 06/13/2025	570	563
Truist Financial
5.100%, US Treas Yield Curve Rate T Note Const Mat 10 Yr + 4.349%(B)(E)	792	750
UniCredit
3.127%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.550%, 06/03/2032 (B)(C)	350	263
2.569%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.300%, 09/22/2026 (B)(C)	421	368
1.982%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.200%, 06/03/2027 (B)(C)	229	194
US Bancorp
5.300%, ICE LIBOR USD 3 Month + 2.914%(B)(E)	408	363
Voya Financial
5.650%, ICE LIBOR USD 3 Month + 3.580%, 05/15/2053 (B)	258	252

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Wells Fargo
3.900%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.453%(B)(E)		$306	$270
2.188%, U.S. SOFR + 2.000%, 04/30/2026 (B)		420	393

			25,489

Health Care — 0.1%
Amgen
3.000%, 02/22/2029		237	218
Cigna
4.375%, 10/15/2028		384	378
IQVIA
2.250%, 03/15/2029	EUR	200	167
Organon & Co
2.875%, 04/30/2028		200	178

			941

Industrials — 0.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
2.450%, 10/29/2026		$569	502
Air Lease
3.625%, 04/01/2027		38	35
2.100%, 09/01/2028		165	135
Air Lease MTN
2.875%, 01/15/2026		83	77
APCOA Parking Holdings GmbH
4.625%, 01/15/2027	EUR	226	186
CNH Industrial Capital LLC
3.950%, 05/23/2025		$583	574
Delta Air Lines/Skymiles LP
4.750%, 10/20/2028 (C)		450	430
4.500%, 10/20/2025 (C)		388	380
Deutsche Lufthansa MTN
3.000%, 05/29/2026	EUR	100	87
Embraer Netherlands Finance BV
6.950%, 01/17/2028 (C)		$242	241
5.400%, 02/01/2027		575	556
ENA Master Trust
4.000%, 05/19/2048 (C)		269	205
Flowserve
2.800%, 01/15/2032		228	178
Lima Metro Line 2 Finance
5.875%, 07/05/2034		228	226
4.350%, 04/05/2036 (C)		214	192
Odebrecht Holdco Finance
0.000%, 09/10/2058 (C)(F)		480	2
Parker-Hannifin
4.500%, 09/15/2029		443	436

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
TK Elevator Midco GmbH
4.375%, 07/15/2027	EUR	118	$104
TransDigm
6.250%, 03/15/2026 (C)		$448	440
Westinghouse Air Brake Technologies
3.200%, 06/15/2025		134	128

			5,114

Information Technology — 0.5%
Broadcom
4.926%, 05/15/2037 (C)		247	220
4.150%, 11/15/2030		183	167
4.150%, 04/15/2032 (C)		144	129
4.000%, 04/15/2029 (C)		41	38
Entegris Escrow
4.750%, 04/15/2029 (C)		611	562
Global Payments
5.300%, 08/15/2029		98	97
2.900%, 11/15/2031		131	106
HP
4.750%, 01/15/2028		464	456
Infor
1.750%, 07/15/2025 (C)		323	297
International Business Machines
4.900%, 07/27/2052		371	359
Kyndryl Holdings
2.050%, 10/15/2026 (C)		568	471
Playtech
4.250%, 03/07/2026	EUR	200	190
SK Hynix
2.375%, 01/19/2031 (C)		$262	206
TSMC Arizona
3.875%, 04/22/2027		345	339
Workday
3.800%, 04/01/2032		156	143
3.700%, 04/01/2029		61	57

			3,837

Materials — 0.4%
Anglo American Capital PLC
3.875%, 03/16/2029 (C)		226	205
Braskem Netherlands Finance BV
4.500%, 01/31/2030 (C)		220	195
Celanese US Holdings LLC
5.900%, 07/05/2024		711	716
Freeport Indonesia MTN
4.763%, 04/14/2027 (C)		225	218
INEOS Quattro Finance 2
2.500%, 01/15/2026 (C)	EUR	280	250
Inversiones CMPC
4.375%, 05/15/2023		$237	237

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Nucor
4.300%, 05/23/2027	$273	$272
Suzano Austria GmbH
3.750%, 01/15/2031	163	138
2.500%, 09/15/2028	861	728
Volcan Cia Minera SAA
4.375%, 02/11/2026 (C)	69	60

		3,019

Real Estate — 0.1%
American Tower
4.050%, 03/15/2032	104	95
3.650%, 03/15/2027	205	195
Host Hotels & Resorts
4.000%, 06/15/2025	391	378
3.500%, 09/15/2030	131	111
2.900%, 12/15/2031	214	167

		946

Utilities — 0.3%
AES Panama Generation Holdings SRL
4.375%, 05/31/2030 (C)	297	258
Chile Electricity PEC
0.000%, 01/25/2028 (C)(F)	491	349
Comision Federal de Electricidad
4.688%, 05/15/2029 (C)	294	267
3.348%, 02/09/2031 (C)	574	453
Duke Energy Carolinas NC Storm Funding LLC
2.617%, 07/01/2041	314	254
Engie Energia Chile
3.400%, 01/28/2030	349	285
Terraform Global Operating LLC
6.125%, 03/01/2026 (C)	77	73
Vistra
7.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.740%(B)(C)(E)	272	251

		2,190

Total Corporate Obligations
(Cost $71,388) ($ Thousands)		62,355

MORTGAGE-BACKED SECURITIES — 5.5%
Agency Mortgage-Backed Obligations — 2.4%
FHLMC CMO, Ser 2016-4585, Cl DS, IO
3.609%, 05/15/2046(B)	722	92
FHLMC CMO, Ser 2017-4693, Cl SL, IO
3.759%, 06/15/2047(B)	1,060	139

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2017-4719, Cl JS, IO
3.759%, 09/15/2047(B)	$772	$97
FHLMC CMO, Ser 2020-4954, Cl SL, IO
3.606%, 02/25/2050(B)	1,177	136
FHLMC CMO, Ser 2020-4981, Cl HS, IO
3.656%, 06/25/2050(B)	2,228	260
FHLMC CMO, Ser 2020-5015, Cl BI, IO
4.000%, 09/25/2050	1,579	300
FHLMC STACR REMIC Trust, Ser 2021-DNA6, Cl M2
3.683%, SOFR30A + 1.500%, 10/25/2041(B)(C)	976	922
FHLMC STACR REMIC Trust, Ser 2022-DNA1, Cl M1A
3.183%, SOFR30A + 1.000%, 01/25/2042(B)(C)	456	446
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M1A
3.483%, SOFR30A + 1.300%, 02/25/2042(B)(C)	643	640
FHLMC STACR REMIC Trust, Ser 2022-DNA4, Cl M1A
4.383%, SOFR30A + 2.200%, 05/25/2042(B)(C)	567	569
FNMA
3.000%, 02/01/2052	2,224	2,070
FNMA CMO, Ser 2011-131, Cl ST, IO
4.096%, 12/25/2041(B)	504	69
FNMA CMO, Ser 2014-17, Cl SA, IO
3.606%, 04/25/2044(B)	1,492	206
FNMA CMO, Ser 2014-78, Cl SE, IO
3.656%, 12/25/2044(B)	811	97
FNMA CMO, Ser 2016-77, Cl DS, IO
3.556%, 10/25/2046(B)	751	91
FNMA CMO, Ser 2017-62, Cl AS, IO
3.706%, 08/25/2047(B)	925	125
FNMA CMO, Ser 2017-81, Cl SA, IO
3.756%, 10/25/2047(B)	1,085	146
FNMA CMO, Ser 2020-89, Cl KI, IO
4.000%, 12/25/2050	3,391	635
FNMA TBA
3.000%, 09/15/2052	5,862	5,426
GNMA CMO, Ser 2017-122, Cl SA, IO
3.832%, 08/20/2047(B)	709	86
UMBS TBA
2.500%, 09/15/2043	5,956	5,318

		17,870
Non-Agency Mortgage-Backed Obligations — 3.1%
Alternative Loan Trust, Ser 2005-20CB, Cl 3A6
5.500%, 07/25/2035	37	28

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Alternative Loan Trust, Ser 2006-24CB, Cl A16
5.750%, 08/25/2036	$204	$127
Alternative Loan Trust, Ser 2006-28CB, Cl A14
6.250%, 10/25/2036	157	95
Alternative Loan Trust, Ser 2006-J1, Cl 1A13
5.500%, 02/25/2036	86	66
AREIT Trust, Ser 2022-CRE6, Cl A
3.258%, SOFR30A + 1.250%, 01/16/2037(B)(C)	1,388	1,334
Ashford Hospitality Trust, Ser 2018-KEYS, Cl A
3.392%, ICE LIBOR USD 1 Month + 1.000%, 06/15/2035(B)(C)	526	512
BAMLL Commercial Mortgage Securities Trust, Ser 2013-WBRK, Cl D
3.652%, 03/10/2037(B)(C)	395	344
BAMLL Commercial Mortgage Securities Trust, Ser 2017-SCH, Cl AF
3.392%, ICE LIBOR USD 1 Month + 1.000%, 11/15/2033(B)(C)	1,535	1,450
BBCMS Mortgage Trust, Ser 2020-BID, Cl A
4.531%, ICE LIBOR USD 1 Month + 2.140%, 10/15/2037(B)(C)	710	700
Bellemeade Re, Ser 2019-1A, Cl M1B
4.194%, ICE LIBOR USD 1 Month + 1.750%, 03/25/2029(B)(C)	148	148
Bellemeade Re, Ser 2019-3A, Cl M1B
4.044%, ICE LIBOR USD 1 Month + 1.600%, 07/25/2029(B)(C)	150	150
Bellemeade Re, Ser 2019-3A, Cl M1C
4.394%, ICE LIBOR USD 1 Month + 1.950%, 07/25/2029(B)(C)	366	363
Bellemeade Re, Ser 2019-4A, Cl M1B
4.444%, ICE LIBOR USD 1 Month + 2.000%, 10/25/2029(B)(C)	69	69
Bellemeade Re, Ser 2021-1A, Cl M1C
5.133%, SOFR30A + 2.950%, 03/25/2031(B)(C)	378	371
Bellemeade Re, Ser 2021-2A, Cl M1B
3.683%, SOFR30A + 1.500%, 06/25/2031(B)(C)	617	602
BFLD Trust, Ser 2021-FPM, Cl A
3.992%, ICE LIBOR USD 1 Month + 1.600%, 06/15/2038(B)(C)	1,065	1,031
BX Commercial Mortgage Trust, Ser 2019-IMC, Cl D
4.291%, ICE LIBOR USD 1 Month + 1.900%, 04/15/2034(B)(C)	152	144

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BX Commercial Mortgage Trust, Ser 2019-IMC, Cl E
4.541%, ICE LIBOR USD 1 Month + 2.150%, 04/15/2034(B)(C)	$610	$572
CGRBS Commercial Mortgage Trust, Ser 2013-VN05, Cl A
3.369%, 03/13/2035(C)	285	285
Chase Mortgage Finance Trust, Ser 2007-S5, Cl 1A17
6.000%, 07/25/2037	70	36
CHL Mortgage Pass-Through Trust, Ser 2006-10, Cl 1A8
6.000%, 05/25/2036	93	49
CHL Mortgage Pass-Through Trust, Ser 2006-13, Cl 1A19
6.250%, 09/25/2036	49	25
Citigroup Commercial Mortgage Trust, Ser 2013-GC11, Cl D
4.332%, 04/10/2046(B)(C)	250	243
CLNY Trust, Ser 2019-IKPR, Cl D
4.416%, ICE LIBOR USD 1 Month + 2.025%, 11/15/2038(B)(C)	750	704
COMM Mortgage Trust, Ser 2010-C1, Cl D
5.985%, 07/10/2046(B)(C)	653	639
COMM Mortgage Trust, Ser 2013-SFS, Cl A1
1.873%, 04/12/2035(C)	127	126
Connecticut Avenue Securities Trust, Ser 2018-R07, Cl 1M2
4.844%, ICE LIBOR USD 1 Month + 2.400%, 04/25/2031(B)(C)	46	45
Connecticut Avenue Securities Trust, Ser 2019-R02, Cl 1M2
4.744%, ICE LIBOR USD 1 Month + 2.300%, 08/25/2031(B)(C)	22	22
Connecticut Avenue Securities Trust, Ser 2019-R03, Cl 1M2
4.594%, ICE LIBOR USD 1 Month + 2.150%, 09/25/2031(B)(C)	12	12
Connecticut Avenue Securities Trust, Ser 2019-R06, Cl 2M2
4.544%, ICE LIBOR USD 1 Month + 2.100%, 09/25/2039(B)(C)	18	18
Connecticut Avenue Securities Trust, Ser 2020-R02, Cl 2M2
4.444%, ICE LIBOR USD 1 Month + 2.000%, 01/25/2040(B)(C)	147	147
Connecticut Avenue Securities Trust, Ser 2021-R03, Cl 1M2
3.833%, SOFR30A + 1.650%, 12/25/2041(B)(C)	304	286

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Connecticut Avenue Securities Trust, Ser 2022-R01, Cl 1M2
4.083%, SOFR30A + 1.900%, 12/25/2041(B)(C)	$1,008	$940
Connecticut Avenue Securities Trust, Ser 2022-R02, Cl 2M1
3.383%, SOFR30A + 1.200%, 01/25/2042(B)(C)	676	672
Connecticut Avenue Securities Trust, Ser 2022-R03, Cl 1M2
5.683%, SOFR30A + 3.500%, 03/25/2042(B)(C)	744	754
Connecticut Avenue Securities Trust, Ser 2022-R04, Cl 1M2
5.283%, SOFR30A + 3.100%, 03/25/2042(B)(C)	185	184
Deutsche Alt-A Securities Mortgage Loan Trust, Ser 2006-AR4, Cl A2
2.824%, ICE LIBOR USD 1 Month + 0.380%, 12/25/2036(B)	145	55
Eagle Re, Ser 2020-1, Cl M1A
3.344%, ICE LIBOR USD 1 Month + 0.900%, 01/25/2030(B)(C)	142	142
FHLMC Multifamily Structured Credit Risk, Ser 2021-MN1, Cl M1
4.183%, SOFR30A + 2.000%, 01/25/2051(B)(C)	67	65
FHLMC STACR REMIC Trust, Ser 2021-DNA5, Cl M2
3.833%, SOFR30A + 1.650%, 01/25/2034(B)(C)	232	231
FHLMC STACR REMIC Trust, Ser 2021-HQA4, Cl M2
4.533%, SOFR30A + 2.350%, 12/25/2041(B)(C)	635	579
FHLMC STACR REMIC Trust, Ser 2022-DNA1, Cl M1B
4.033%, SOFR30A + 1.850%, 01/25/2042(B)(C)	533	511
FHLMC STACR REMIC Trust, Ser 2022-DNA5, Cl M1A
5.133%, SOFR30A + 2.950%, 06/25/2042(B)(C)	678	695
FHLMC STACR Trust, Ser 2019-DNA3, Cl M2
4.494%, ICE LIBOR USD 1 Month + 2.050%, 07/25/2049(B)(C)	37	38
FHLMC STACR Trust, Ser 2019-DNA4, Cl M2
4.394%, ICE LIBOR USD 1 Month + 1.950%, 10/25/2049(B)(C)	68	66
FHLMC STACR Trust, Ser 2019-FTR2, Cl M2
4.594%, ICE LIBOR USD 1 Month + 2.150%, 11/25/2048(B)(C)	403	390

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC STACR Trust, Ser 2019-HQA3, Cl M2
4.294%, ICE LIBOR USD 1 Month + 1.850%, 09/25/2049(B)(C)	$348	$347
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2021-DNA7, Cl M2
3.983%, SOFR30A + 1.800%, 11/25/2041(B)(C)	953	896
FNMA Connecticut Avenue Securities, Ser 2014-C04, Cl 1M2
7.344%, ICE LIBOR USD 1 Month + 4.900%, 11/25/2024(B)	122	128
FNMA Connecticut Avenue Securities, Ser 2015-C02, Cl 1M2
6.444%, ICE LIBOR USD 1 Month + 4.000%, 05/25/2025(B)	117	119
FNMA Connecticut Avenue Securities, Ser 2015-C03, Cl 1M2
7.444%, ICE LIBOR USD 1 Month + 5.000%, 07/25/2025(B)	111	113
FNMA Connecticut Avenue Securities, Ser 2015-C04, Cl 1M2
8.144%, ICE LIBOR USD 1 Month + 5.700%, 04/25/2028(B)	74	78
FNMA Connecticut Avenue Securities, Ser 2021-R02, Cl 2M2
4.183%, SOFR30A + 2.000%, 11/25/2041(B)(C)	429	405
GS Mortgage Securities Trust, Ser 2011-GC5, Cl D
5.302%, 08/10/2044(B)(C)	12	5
GS Mortgage Securities Trust, Ser 2013-G1, Cl A2
3.557%, 04/10/2031(B)(C)	795	789
GS Mortgage Securities Trust, Ser 2014-GC18, Cl D
5.226%, 01/10/2047(B)(C)	172	71
GS Mortgage Securities Trust, Ser 2021-1, Cl A2
2.435%, 08/17/2026	657	636
GS Mortgage Securities Trust, Ser 2021-1, Cl AS
2.638%, 08/17/2026	23	22
GS Mortgage Securities Trust, Ser 2021-1, Cl A1
1.433%, 08/17/2026	255	241
HFX, Ser 2017-1A, Cl A3
3.647%, 03/15/2035	800	758
HomeBanc Mortgage Trust, Ser 2005-1, Cl A1
2.944%, ICE LIBOR USD 1 Month + 0.500%, 03/25/2035(B)	26	23

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl XA, IO
0.962%, 09/15/2047(B)	$14,786	$174
JPMorgan Chase, Ser 2019-CL1, Cl M3
4.544%, ICE LIBOR USD 1 Month + 2.100%, 04/25/2047(B)(C)	106	102
LB-UBS Commercial Mortgage Trust, Ser 2006-C6, Cl AJ
5.452%, 09/15/2039(B)	84	37
LSTAR Commercial Mortgage Trust, Ser 2016-4, Cl A2
2.579%, 03/10/2049(C)	189	188
Natixis Commercial Mortgage Securities Trust, Ser 2019-MILE, Cl A
3.891%, ICE LIBOR USD 1 Month + 1.500%, 07/15/2036(B)(C)	346	341
PMT Credit Risk Transfer Trust, Ser 2019-2R, Cl A
5.243%, ICE LIBOR USD 1 Month + 2.750%, 05/27/2023(B)(C)	264	259
PMT Credit Risk Transfer Trust, Ser 2019-3R, Cl A
5.193%, ICE LIBOR USD 1 Month + 2.700%, 10/27/2022(B)(C)	39	38
PMT Credit Risk Transfer Trust, Ser 2020-1R, Cl A
4.843%, ICE LIBOR USD 1 Month + 2.350%, 02/27/2023(B)(C)	125	124
Radnor Re, Ser 2019-1, Cl M1B
4.394%, ICE LIBOR USD 1 Month + 1.950%, 02/25/2029(B)(C)	404	401
Radnor Re, Ser 2019-2, Cl M1B
4.194%, ICE LIBOR USD 1 Month + 1.750%, 06/25/2029(B)(C)	146	146
Radnor Re, Ser 2020-1, Cl M1A
3.394%, ICE LIBOR USD 1 Month + 0.950%, 01/25/2030(B)(C)	201	200
Wells Fargo Commercial Mortgage Trust, Ser 2016-NXS6, Cl C
4.531%, 11/15/2049(B)	620	572
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 2M2
7.944%, ICE LIBOR USD 1 Month + 5.500%, 11/25/2025(B)(C)	29	22

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 1M2
7.694%, ICE LIBOR USD 1 Month + 5.250%, 11/25/2025(B)(C)	$111	$85

		23,385
Total Mortgage-Backed Securities
(Cost $43,349) ($ Thousands)		41,255

ASSET-BACKED SECURITIES — 3.4%
Automotive — 1.3%

ACM Auto Trust, Ser 2022-1A, Cl A
3.230%, 04/20/2029(C)	676	673
Avis Budget Rental Car Funding AESOP LLC, Ser 2018-1A, Cl A
3.700%, 09/20/2024(C)	1,000	995
Avis Budget Rental Car Funding AESOP LLC, Ser 2018-2A, Cl A
4.000%, 03/20/2025(C)	1,100	1,091
Avis Budget Rental Car Funding AESOP LLC, Ser 2022-2A, Cl D
4.560%, 03/20/2024(C)	766	762
Carvana Auto Receivables Trust, Ser 2021-N3, Cl C
1.020%, 06/12/2028	333	320
Carvana Auto Receivables Trust, Ser 2021-N4, Cl D
2.300%, 09/11/2028	329	307
Carvana Auto Receivables Trust, Ser 2021-P4, Cl D
2.610%, 09/11/2028	420	356
CPS Auto Receivables Trust, Ser 2022-A, Cl C
2.170%, 04/16/2029(C)	600	563
FHF Trust, Ser 2021-2A, Cl A
0.830%, 12/15/2026(C)	230	219
Ford Credit Auto Owner Trust, Ser 2021-1, Cl D
2.310%, 10/17/2033(C)	510	453
Hertz Vehicle Financing III LLC, Ser 2022-1A, Cl C
2.630%, 06/25/2026(C)	600	547
LAD Auto Receivables Trust, Ser 2021-1A, Cl A
1.300%, 08/17/2026(C)	368	356
LAD Auto Receivables Trust, Ser 2022-1A, Cl A
5.210%, 06/15/2027(C)	735	733

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Research-Driven Pagaya Motor Asset Trust VII, Ser 2022-3A, Cl A
5.380%, 11/25/2030(C)	$748	$747
Santander Bank Auto Credit-Linked Notes, Ser 2022-A, Cl B
5.281%, 05/15/2032(C)	775	765
United Auto Credit Securitization Trust, Ser 2022-2, Cl A
4.390%, 04/10/2025(C)	711	709
		9,596

Credit Cards — 0.2%

Brex Commercial Charge Card Master Trust, Ser 2021-1, Cl A
2.090%, 07/15/2024(C)	373	366
Brex Commercial Charge Card Master Trust, Ser 2022-1, Cl A
4.630%, 07/15/2025(C)	880	861
Mission Lane Credit Card Master Trust, Ser 2021-A, Cl B
2.240%, 09/15/2026(C)	152	147
		1,374

Other Asset-Backed Securities — 1.9%

Affirm Asset Securitization Trust, Ser 2021-Z1, Cl A
1.070%, 08/15/2025(C)	157	152
Affirm Asset Securitization Trust, Ser 2021-Z2, Cl A
1.170%, 11/16/2026(C)	183	176
Affirm Asset Securitization Trust, Ser 2022-X1, Cl A
1.750%, 02/15/2027(C)	558	546
AGL CLO 12, Ser 2021-12A, Cl A1
3.870%, ICE LIBOR USD 3 Month + 1.160%, 07/20/2034(B)(C)	837	817
Atalaya Equipment Leasing Trust, Ser 2021-1A, Cl B
2.080%, 02/15/2027(C)	170	160
Balboa Bay Loan Funding, Ser 2021-1A, Cl A
3.910%, ICE LIBOR USD 3 Month + 1.200%, 07/20/2034(B)(C)	521	507
Ballyrock CLO 15, Ser 2021-1A, Cl C
5.612%, ICE LIBOR USD 3 Month + 3.100%, 04/15/2034(B)(C)	500	469
Ballyrock CLO 16, Ser 2021-16A, Cl A1
3.840%, ICE LIBOR USD 3 Month + 1.130%, 07/20/2034(B)(C)	1,054	1,024
Cajun Global LLC, Ser 2021-1, Cl A2
3.931%, 11/20/2051(C)	164	144

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
College Ave Student Loans LLC, Ser 2021-C, Cl B
2.720%, 07/26/2055(C)	$212	$186
Conn's Receivables Funding LLC, Ser 2021-A, Cl A
1.050%, 05/15/2026(C)	254	253
Diamond Issuer, Ser 2021-1A, Cl A
2.305%, 11/20/2051(C)	768	669
Domino's Pizza Master Issuer LLC, Ser 2021-1A, Cl A2I
2.662%, 04/25/2051(C)	390	335
Dryden 78 CLO, Ser 2020-78A, Cl C
4.690%, ICE LIBOR USD 3 Month + 1.950%, 04/17/2033(B)(C)	660	615
Dryden 78 CLO, Ser 2020-78A, Cl D
5.740%, ICE LIBOR USD 3 Month + 3.000%, 04/17/2033(B)(C)	340	321
Elevation CLO, Ser 2020-11A, Cl C
4.712%, ICE LIBOR USD 3 Month + 2.200%, 04/15/2033(B)(C)	580	550
Elmwood CLO IX, Ser 2021-2A, Cl D
5.660%, ICE LIBOR USD 3 Month + 2.950%, 07/20/2034(B)(C)	509	468
Flatiron CLO 21, Ser 2021-1A, Cl D
5.638%, ICE LIBOR USD 3 Month + 2.900%, 07/19/2034(B)(C)	540	507
GCI Funding I LLC, Ser 2021-1, Cl A
2.380%, 06/18/2046(C)	273	242
Goldentree Loan Management US CLO 7, Ser 2021-7A, Cl AR
3.780%, ICE LIBOR USD 3 Month + 1.070%, 04/20/2034(B)(C)	553	539
Hardee's Funding LLC, Ser 2018-1A, Cl A23
5.710%, 06/20/2048(C)	372	358
Hardee's Funding LLC, Ser 2020-1A, Cl A2
3.981%, 12/20/2050(C)	262	234
Issuer LLC, Ser 2021-1, Cl A2
3.734%, 07/30/2051(C)	719	609
Magnetite XXVI, Ser 2021-26A, Cl A1R
3.903%, ICE LIBOR USD 3 Month + 1.120%, 07/25/2034(B)(C)	985	958
MVW LLC, Ser 2021-2A, Cl B
1.830%, 05/20/2039(C)	358	323
Neighborly Issuer LLC, Ser 2021-1A, Cl A2
3.584%, 04/30/2051(C)	276	238
Nelnet Student Loan Trust, Ser 2021-DA, Cl AFX
1.630%, 04/20/2062(C)	220	205
Neuberger Berman Loan Advisers CLO 43, Ser 2021-43A, Cl A
3.870%, ICE LIBOR USD 3 Month + 1.130%, 07/17/2035(B)(C)	624	606

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
OCP CLO, Ser 2021-18A, Cl AR
3.800%, ICE LIBOR USD 3 Month + 1.090%, 07/20/2032(B)(C)	$722	$705
Octane Receivables Trust, Ser 2021-2A, Cl B
2.020%, 09/20/2028(C)	575	524
Rad CLO 7, Ser 2020-7A, Cl C
4.740%, ICE LIBOR USD 3 Month + 2.000%, 04/17/2033(B)(C)	300	281
SMB Private Education Loan Trust, Ser 2021-E, Cl A1A
1.680%, 02/15/2051(C)	508	464
Upstart Securitization Trust, Ser 2020-3, Cl A
1.702%, 11/20/2030(C)	28	28
Upstart Securitization Trust, Ser 2021-3, Cl B
1.660%, 07/20/2031(C)	460	422
Voya CLO, Ser 2019-1A, Cl DR
5.362%, ICE LIBOR USD 3 Month + 2.850%, 04/15/2031(B)(C)	265	240
		14,875

Total Asset-Backed Securities
(Cost $27,232) ($ Thousands)		25,845

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.2%
FFCB^
3.179%, US Treasury 3 Month Bill Money Market Yield + 0.420%, 11/07/2022(B)	1,200	1,201
2.670%, U.S. SOFR + 0.380%, 05/08/2023(B)	7,400	7,415
2.600%, U.S. SOFR + 0.310%, 11/07/2022(B)	2,500	2,501
2.425%, U.S. SOFR + 0.135%, 11/06/2023(B)	2,000	2,002
2.380%, U.S. SOFR + 0.090%, 09/23/2022(B)	500	500
2.330%, U.S. SOFR + 0.040%, 05/15/2024(B)	200	200
FHLB^
2.320%, U.S. SOFR + 0.030%, 10/20/2022(B)	900	900
2.300%, U.S. SOFR + 0.010%, 09/16/2022(B)	600	600
FHLMC^
4.200%, 08/28/2025	700	699
0.375%, 07/21/2025	1,400	1,281

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
FNMA^
3.875%, 08/28/2024	$700	$699
0.625%, 04/22/2025	1,300	1,204
0.500%, 06/17/2025	1,500	1,379
0.250%, 05/22/2023	1,500	1,464
0.250%, 07/10/2023	1,800	1,751
0.250%, 11/27/2023	100	96

Total U.S. Government Agency Obligations
(Cost $24,277) ($ Thousands)		23,892

SOVEREIGN DEBT — 0.2%

Colombia Government International Bond
3.125%, 04/15/2031	213	161
Dominican Republic International Bond
4.875%, 09/23/2032(C)	871	703
Egypt Government International Bond MTN
5.875%, 02/16/2031(C)	364	248

Total Sovereign Debt
(Cost $1,446) ($ Thousands)		1,112

MUNICIPAL BONDS — 0.2%
New York — 0.2%
New York & New Jersey, Port Authority, Ser AAA, RB
1.086%, 07/01/2023	490	480
New York City, Ser D, GO
1.923%, 08/01/2031	530	433

		913

West Virginia — 0.0%
Tobacco Settlement Finance Authority, RB
3.000%, 06/01/2035	200	188

Total Municipal Bonds
(Cost $1,221) ($ Thousands)		1,101

	Shares
PREFERRED STOCK — 0.0%

Communication Services — 0.0%
AMC Entertainment Holdings (E)(F)	3,340	16

Total Preferred Stock
(Cost $19) ($ Thousands)		16

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
PURCHASED OPTIONS — 0.0%
Total Purchased Options
(Cost $484) ($ Thousands)		$325

Total Investments in Securities — 111.9%
(Cost $784,456) ($ Thousands)		$839,817

COMMON STOCK SOLD SHORT— (12.9)%
Communication Services — (0.6)%
Cable One Inc	(80)	(91)
Charter Communications Inc, Cl A *	(1,481)	(611)
Comcast Corp, Cl A	(59,519)	(2,154)
DISH Network Corp, Cl A *	(3,397)	(59)
Fox Corp	(6,983)	(232)
Interpublic Group of Cos Inc/The	(3,859)	(107)
John Wiley & Sons Inc, Cl A	(1,200)	(55)
Liberty Broadband Corp, Cl A *	(400)	(40)
Liberty Broadband Corp, Cl C *	(1,733)	(176)
Liberty Media Corp-Liberty SiriusXM, Cl A *	(1,200)	(50)
Liberty Media Corp-Liberty SiriusXM, Cl C *	(2,248)	(93)
New York Times Co/The, Cl A	(1,936)	(59)
News Corp, Cl A	(4,914)	(83)
Nexstar Media Group Inc, Cl A	(627)	(120)
Omnicom Group Inc	(2,639)	(177)
Paramount Global, Cl B	(7,118)	(166)
Scholastic Corp	(600)	(28)
Sirius XM Holdings Inc	(12,243)	(75)
TEGNA Inc	(2,486)	(53)

		(4,429)

Consumer Discretionary — (8.6)%
Academy Sports & Outdoors Inc	(1,244)	(54)
Acushnet Holdings Corp	(1,722)	(82)
Adient PLC *	(5,197)	(173)
ADT Inc	(6,790)	(49)
Adtalem Global Education Inc *	(500)	(19)
Advance Auto Parts Inc	(642)	(108)
Airbnb Inc, Cl A *	(7,166)	(811)
Amazon.com Inc *	(41,420)	(5,251)
American Axle & Manufacturing Holdings Inc *	(4,223)	(44)
Aptiv PLC *	(13,520)	(1,263)
Aramark	(4,024)	(144)
Asbury Automotive Group Inc *	(194)	(34)
AutoNation Inc *	(478)	(60)
AutoZone Inc *	(199)	(422)
Bath & Body Works Inc	(2,519)	(94)
Best Buy Co Inc	(1,746)	(123)
Bloomin' Brands Inc	(1,646)	(33)
Booking Holdings Inc *	(786)	(1,474)
Boot Barn Holdings Inc *	(574)	(38)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
BorgWarner Inc	(12,827)	$(484)
Boyd Gaming Corp	(1,357)	(74)
Bright Horizons Family Solutions Inc *	(1,062)	(72)
Brinker International Inc *	(759)	(19)
Brunswick Corp/DE	(2,748)	(205)
Burlington Stores Inc *	(620)	(87)
Caesars Entertainment Inc *	(3,989)	(172)
Callaway Golf Co *	(4,676)	(103)
Canoo *	(7,747)	(25)
Capri Holdings Ltd *	(5,252)	(248)
CarMax Inc *	(1,473)	(130)
Carnival Corp, Cl A *	(17,662)	(167)
Carter's Inc	(1,429)	(106)
Carvana Co, Cl A *	(300)	(10)
Cavco Industries Inc *	(233)	(55)
Century Communities Inc	(918)	(43)
Chegg Inc *	(2,363)	(47)
Chipotle Mexican Grill Inc, Cl A *	(546)	(872)
Choice Hotels International Inc	(480)	(55)
Churchill Downs Inc	(776)	(153)
Columbia Sportswear Co	(1,622)	(116)
Coursera Inc *	(1,500)	(17)
Crocs Inc *	(1,836)	(135)
Dana Inc	(7,556)	(117)
Darden Restaurants Inc	(2,547)	(315)
Dave & Buster's Entertainment Inc *	(956)	(40)
Deckers Outdoor Corp *	(950)	(305)
Dick's Sporting Goods Inc	(574)	(61)
Dollar General Corp	(2,258)	(536)
Dollar Tree Inc *	(2,004)	(272)
Domino's Pizza Inc	(711)	(264)
DoorDash Inc, Cl A *	(2,530)	(152)
Dorman Products Inc *	(1,489)	(135)
DR Horton Inc	(12,021)	(855)
DraftKings Inc, Cl A *	(7,652)	(123)
Duolingo, Cl A *	(574)	(54)
eBay Inc	(6,103)	(269)
Etsy Inc *	(1,357)	(143)
Everi Holdings Inc *	(1,721)	(32)
Expedia Group Inc *	(3,033)	(311)
Fisker *	(4,495)	(41)
Five Below Inc *	(382)	(49)
Floor & Decor Holdings Inc, Cl A *	(1,083)	(88)
Foot Locker Inc	(1,000)	(37)
Ford Motor Co	(182,467)	(2,781)
Fox Factory Holding Corp *	(2,361)	(220)
Frontdoor Inc *	(1,164)	(27)
GameStop Corp, Cl A *	(1,530)	(44)
Gap Inc/The	(1,700)	(16)
Garmin Ltd	(5,569)	(493)
General Motors Co	(72,146)	(2,757)
Gentex Corp	(13,048)	(356)

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Gentherm Inc *	(2,162)	$(130)
Genuine Parts Co	(1,833)	(286)
Goodyear Tire & Rubber Co/The *	(14,491)	(203)
GoPro Inc, Cl A *	(5,260)	(32)
Graham Holdings Co, Cl B	(96)	(54)
Grand Canyon Education Inc *	(436)	(35)
Green Brick Partners Inc *	(877)	(21)
Group 1 Automotive Inc	(287)	(51)
H&R Block Inc	(2,777)	(125)
Hanesbrands Inc	(12,775)	(111)
Harley-Davidson Inc	(6,519)	(251)
Hasbro Inc	(4,803)	(379)
Helen of Troy Ltd *	(764)	(94)
Hilton Grand Vacations Inc *	(1,626)	(66)
Hilton Worldwide Holdings Inc	(5,475)	(697)
Holley *	(4,208)	(24)
Home Depot Inc/The	(10,189)	(2,939)
Hyatt Hotels Corp, Cl A *	(766)	(69)
Installed Building Products Inc	(982)	(89)
International Game Technology PLC	(1,549)	(28)
iRobot Corp *	(872)	(51)
Jack in the Box Inc	(561)	(45)
KB Home	(2,419)	(69)
Kohl's Corp	(1,147)	(33)
Kontoor Brands Inc	(1,952)	(73)
Las Vegas Sands Corp *	(6,836)	(257)
Laureate Education Inc, Cl A	(3,825)	(42)
La-Z-Boy Inc, Cl Z	(1,681)	(44)
LCI Industries	(1,302)	(151)
Lear Corp	(3,227)	(447)
Leggett & Platt Inc	(5,925)	(226)
Lennar Corp, Cl A	(9,293)	(720)
Lennar Corp, Cl B	(478)	(29)
Leslie's Inc *	(2,390)	(34)
LGI Homes Inc *	(716)	(68)
Light & Wonder, Cl A *	(1,624)	(80)
Lithia Motors Inc, Cl A	(382)	(101)
LKQ Corp	(3,451)	(184)
Lowe's Cos Inc	(6,611)	(1,283)
Lululemon Athletica Inc *	(3,877)	(1,163)
Luminar Technologies, Cl A *	(11,861)	(102)
M/I Homes Inc *	(1,685)	(73)
Macy's Inc	(4,112)	(71)
Malibu Boats Inc, Cl A *	(1,052)	(63)
Marriott International Inc/MD, Cl A	(5,578)	(858)
Marriott Vacations Worldwide Corp	(993)	(141)
Mattel Inc *	(13,255)	(293)
McDonald's Corp	(14,794)	(3,732)
MDC Holdings Inc	(2,183)	(68)
Meritage Homes Corp *	(1,172)	(92)
MGM Resorts International	(6,779)	(221)
Modine Manufacturing Co *	(4,208)	(63)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Mohawk Industries Inc *	(2,084)	$(230)
Motorcar Parts of America Inc *	(3,443)	(51)
Murphy USA Inc	(287)	(83)
National Vision Holdings Inc *	(700)	(23)
Newell Brands Inc	(13,395)	(239)
NIKE Inc, Cl B	(41,913)	(4,462)
Nordstrom Inc	(1,200)	(21)
Norwegian Cruise Line Holdings Ltd *	(6,717)	(88)
NVR Inc *	(105)	(435)
Ollie's Bargain Outlet Holdings Inc *	(300)	(17)
O'Reilly Automotive Inc *	(673)	(469)
Oxford Industries Inc	(479)	(51)
Papa John's International Inc	(442)	(36)
Patrick Industries Inc	(861)	(46)
Peloton Interactive Inc, Cl A *	(11,840)	(121)
Penn Entertainment Inc *	(2,752)	(86)
Penske Automotive Group Inc	(574)	(68)
Planet Fitness Inc, Cl A *	(1,423)	(96)
Polaris Inc	(1,831)	(207)
Pool Corp	(450)	(153)
PulteGroup Inc	(8,556)	(348)
PVH Corp	(2,642)	(149)
QuantumScape Corp, Cl A *	(13,531)	(149)
Ralph Lauren Corp, Cl A	(1,789)	(163)
Red Rock Resorts Inc, Cl A	(956)	(37)
RH *	(134)	(34)
Rivian Automotive Inc, Cl A *	(8,548)	(280)
Ross Stores Inc	(3,418)	(295)
Royal Caribbean Cruises Ltd *	(3,504)	(143)
SeaWorld Entertainment Inc *	(678)	(34)
Service Corp International/US	(3,415)	(211)
Signet Jewelers Ltd	(484)	(32)
Six Flags Entertainment Corp *	(1,524)	(34)
Skechers USA Inc, Cl A *	(5,318)	(201)
Skyline Champion Corp *	(1,639)	(93)
Sonos Inc *	(4,412)	(66)
Standard Motor Products Inc	(1,061)	(39)
Starbucks Corp	(22,388)	(1,882)
Steven Madden Ltd	(2,965)	(86)
Stoneridge Inc *	(1,270)	(24)
Sturm Ruger & Co Inc	(1,000)	(52)
Tapestry Inc	(9,320)	(324)
Target Corp	(4,395)	(705)
Taylor Morrison Home Corp, Cl A *	(4,256)	(107)
Tempur Sealy International Inc	(6,640)	(166)
Tenneco Inc, Cl A *	(4,757)	(90)
Terminix Global Holdings Inc *	(2,191)	(93)
Tesla Inc *	(18,810)	(5,184)
Texas Roadhouse Inc, Cl A	(1,503)	(133)
Thor Industries Inc	(2,705)	(219)
TJX Cos Inc/The	(11,869)	(740)
Toll Brothers Inc	(4,444)	(195)

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
TopBuild Corp *	(1,212)	$(223)
Tractor Supply Co	(1,142)	(211)
Travel + Leisure Co	(1,867)	(79)
Tri Pointe Homes Inc *	(3,281)	(57)
Ulta Beauty Inc *	(589)	(247)
Under Armour Inc, Cl A *	(6,777)	(57)
Under Armour Inc, Cl C *	(5,830)	(44)
Vail Resorts Inc	(986)	(222)
VF Corp	(12,975)	(538)
Victoria's Secret & Co *	(577)	(19)
Vista Outdoor Inc *	(1,874)	(53)
Visteon Corp *	(1,447)	(173)
Wayfair Inc, Cl A *	(540)	(28)
Wendy's Co/The	(3,224)	(62)
Whirlpool Corp	(1,975)	(309)
Williams-Sonoma Inc	(929)	(138)
Wingstop Inc	(578)	(66)
Winnebago Industries Inc	(1,562)	(90)
Wolverine World Wide Inc	(3,781)	(74)
Workhorse Group Inc *	(1,507)	(5)
Wyndham Hotels & Resorts Inc	(1,865)	(122)
Wynn Resorts Ltd *	(2,433)	(147)
XPEL Inc *	(1,435)	(98)
YETI Holdings Inc *	(3,349)	(124)
Yum! Brands Inc	(5,865)	(652)

		(64,253)

Information Technology — (2.2)%
Advanced Micro Devices Inc *	(7,231)	(614)
Amphenol Corp, Cl A	(3,451)	(254)
Analog Devices Inc	(2,485)	(377)
Apple Inc	(34,400)	(5,408)
Applied Materials Inc	(4,238)	(399)
Arista Networks Inc *	(1,402)	(168)
Arrow Electronics Inc *	(476)	(50)
Avnet Inc	(1,148)	(50)
Broadcom Inc	(1,892)	(944)
CDW Corp/DE	(653)	(111)
Ciena Corp *	(861)	(44)
Cisco Systems Inc	(19,925)	(891)
Cognex Corp	(861)	(36)
Corning Inc	(3,248)	(111)
Dell Technologies Inc, Cl C	(1,279)	(49)
Enphase Energy Inc *	(533)	(153)
Entegris Inc	(478)	(45)
F5 Inc *	(400)	(63)
First Solar Inc *	(478)	(61)
Hewlett Packard Enterprise Co	(5,698)	(77)
HP Inc	(5,108)	(147)
II-VI Inc *	(661)	(31)
Intel Corp	(21,162)	(675)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Jabil Inc	(649)	$(39)
Juniper Networks Inc	(2,486)	(71)
Keysight Technologies Inc *	(767)	(126)
KLA Corp	(723)	(249)
Lam Research Corp	(616)	(270)
Lattice Semiconductor Corp *	(861)	(46)
Lumentum Holdings Inc *	(478)	(40)
Marvell Technology Inc	(3,945)	(185)
Microchip Technology Inc	(2,643)	(172)
Micron Technology Inc	(5,463)	(309)
MKS Instruments Inc	(406)	(40)
Monolithic Power Systems Inc	(194)	(88)
Motorola Solutions Inc	(917)	(223)
NetApp Inc	(792)	(57)
NVIDIA Corp	(10,867)	(1,640)
ON Semiconductor Corp *	(2,370)	(163)
Pure Storage Inc, Cl A *	(1,077)	(31)
Qorvo Inc *	(420)	(38)
QUALCOMM Inc	(5,675)	(751)
Sanmina Corp *	(1,148)	(56)
Skyworks Solutions Inc	(566)	(56)
Synaptics Inc *	(200)	(23)
TD SYNNEX Corp	(478)	(46)
Teledyne Technologies Inc *	(300)	(111)
Teradyne Inc	(577)	(49)
Texas Instruments Inc	(4,510)	(745)
Trimble Inc *	(838)	(53)
Universal Display Corp	(382)	(43)
Western Digital Corp *	(1,254)	(53)
Wolfspeed Inc *	(578)	(66)
Zebra Technologies Corp, Cl A *	(230)	(69)

		(16,666)

Materials — (1.5)%
Air Products and Chemicals Inc	(2,260)	(570)
Albemarle Corp	(1,203)	(322)
Alcoa Corp	(2,391)	(118)
Alpha Metallurgical Resources	(382)	(60)
Amcor PLC	(18,086)	(217)
AptarGroup Inc	(766)	(79)
Arconic Corp *	(1,530)	(39)
Ashland Inc	(582)	(59)
ATI *	(1,800)	(54)
Avery Dennison Corp	(1,051)	(193)
Avient Corp	(1,052)	(46)
Axalta Coating Systems Ltd *	(1,982)	(51)
Balchem Corp	(500)	(66)
Ball Corp	(3,381)	(189)
Berry Global Group Inc *	(1,762)	(96)
Cabot Corp	(766)	(55)
Celanese Corp, Cl A	(1,123)	(124)

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
CF Industries Holdings Inc	(2,079)	$(215)
Chemours Co/The	(1,818)	(61)
Cleveland-Cliffs Inc *	(3,804)	(66)
Commercial Metals Co	(1,214)	(49)
Compass Minerals International Inc	(861)	(35)
Constellium, Cl A *	(2,677)	(36)
Corteva Inc	(6,816)	(419)
Crown Holdings Inc	(1,468)	(133)
Dow Inc	(7,521)	(384)
DuPont de Nemours Inc	(5,564)	(310)
Eagle Materials Inc	(382)	(46)
Eastman Chemical Co	(1,244)	(113)
Ecolab Inc	(2,526)	(414)
Element Solutions Inc	(3,538)	(66)
FMC Corp	(1,547)	(167)
Freeport-McMoRan Inc, Cl B	(13,477)	(399)
Graphic Packaging Holding Co	(2,333)	(52)
HB Fuller Co	(766)	(50)
Hecla Mining Co	(9,469)	(37)
Huntsman Corp	(1,909)	(53)
International Flavors & Fragrances Inc	(2,671)	(295)
International Paper Co	(3,212)	(134)
Linde PLC	(4,961)	(1,403)
Livent Corp *	(1,817)	(58)
Louisiana-Pacific Corp	(1,027)	(56)
LyondellBasell Industries NV, Cl A	(2,695)	(224)
Martin Marietta Materials Inc	(753)	(262)
Minerals Technologies Inc	(861)	(50)
Mosaic Co/The	(3,563)	(192)
Newmont Corp	(8,106)	(335)
Nucor Corp	(2,627)	(349)
O-I Glass Inc, Cl I *	(3,634)	(47)
Olin Corp	(1,818)	(99)
Packaging Corp of America	(749)	(103)
PPG Industries Inc	(2,379)	(302)
Reliance Steel & Aluminum Co	(594)	(112)
Royal Gold Inc	(700)	(64)
RPM International Inc	(1,729)	(161)
Scotts Miracle-Gro Co/The, Cl A	(550)	(37)
Sealed Air Corp	(1,385)	(74)
Sherwin-Williams Co/The	(2,342)	(544)
Silgan Holdings Inc	(775)	(35)
Sonoco Products Co	(1,700)	(107)
Southern Copper Corp	(885)	(42)
SSR Mining Inc	(2,800)	(38)
Steel Dynamics Inc	(1,718)	(139)
Summit Materials Inc, Cl A *	(1,243)	(35)
SunCoke Energy Inc	(700)	(5)
Tronox Holdings PLC	(2,103)	(31)
United States Steel Corp	(2,486)	(57)
Valvoline Inc	(1,435)	(42)
Vulcan Materials Co	(1,411)	(235)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Westlake Corp	(478)	$(47)
Westrock Co	(1,824)	(74)

		(11,231)

Total Common Stock Sold Short
(Proceeds $107,169) ($ Thousands)		(96,579)

Total Investments Sold Short — (12.9)%
(Proceeds $107,169) ($ Thousands)		$(96,579)

WRITTEN OPTIONS — (0.0)%
Total Written Options
(Premiums Received $287) ($ Thousands)		$(228)

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Multi-Asset Real Return Fund (Continued)

A list of the open exchange traded option contracts held by the Fund at August 31, 2022, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS *^ — 0.0%
Put Options
October 2022, Copper	81	$7,125	$345.00	9/17/2022	$175
October 2022, Copper	81	7,125	305.00	9/17/2022	21
October 2022, Zinc	9	788	3,300.00	10/22/2022	19

		15,038			215

Call Options
October 2022, Corn	231	$7,744	700.00	9/17/2022	$101
October 2022, Crude Oil	90	8,060	120.00	9/17/2022	5
October 2022, Crude Oil	40	3,582	110.00	9/17/2022	4

		19,386			110

Total Purchased Options		$34,424			$325
WRITTEN OPTIONS *^ — 0.0%
Put Options
October 2022, Copper	(162)	$(14,250)	325.00	09/17/22	$(132)
October 2022, Crude Oil	(8)	(716)	95.00	09/17/22	(55)
October 2022, Zinc	(18)	(1,576)	3,100.00	10/22/22	(17)

		$(16,542)			(204)

Call Options
October 2022, Corn	(231)	$(7,744)	750.00	09/17/22	$(22)
October 2022, Crude Oil	(130)	(11,642)	130.00	09/17/22	(2)

		(19,386)			(24)

Total Written Options		$(35,928)			$(228)

A list of the open futures contracts held by the Fund at August 31, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
Brent Crude^	11	Jan-2023	$1,057	$998	$(59)
Brent Crude^	51	Sep-2022	5,142	4,878	(264)
Brent Crude^	23	Mar-2023	2,043	2,051	8
Brent Crude^	11	Nov-2022	1,184	1,022	(162)
Coffee C^	6	May-2023	475	506	31
Coffee C^	1	Dec-2022	81	88	7
Coffee C^	31	Mar-2023	2,432	2,657	225
Copper^	13	Dec-2022	1,178	1,144	(34)
Copper^	9	May-2023	820	791	(29)
Copper^	17	Mar-2023	1,482	1,495	13
Corn^	22	Dec-2022	679	738	59
Corn^	61	Mar-2023	1,946	2,063	117
Corn^	31	May-2023	978	1,051	73
Cotton No. 2^	9	Mar-2023	471	496	25
Cotton No. 2^	5	May-2023	246	268	22
Cotton No. 2^	67	Dec-2022	3,465	3,793	328
Euro-Bund	65	Sep-2022	10,132	9,671	1
Gasoline^	3	Apr-2023	332	317	(15)

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Multi-Asset Real Return Fund (Continued)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Gasoline^	9	Oct-2022	$1,010	$903	$(107)
Gasoline^	6	Feb-2023	657	590	(67)
Gasoline^	3	Dec-2022	357	295	(62)
Gold^	14	Feb-2023	2,473	2,434	(39)
Gold^	38	Dec-2022	6,703	6,560	(143)
Gold^	28	Apr-2023	5,043	4,903	(140)
KC HRW Wheat^	34	Dec-2022	1,481	1,551	70
KC HRW Wheat^	7	May-2023	310	319	9
KC HRW Wheat^	15	Mar-2023	688	683	(5)
Lean Hogs^	13	Dec-2022	443	436	(7)
Lean Hogs^	13	Oct-2022	486	476	(10)
Lean Hogs^	7	Feb-2023	251	246	(5)
Lean Hogs^	13	Apr-2023	487	478	(9)
Live Cattle^	6	Oct-2022	339	342	3
Live Cattle^	8	Feb-2023	485	491	6
Live Cattle^	15	Apr-2023	940	944	4
Live Cattle^	8	Dec-2022	469	475	6
LME Lead^	20	Nov-2022	1,067	976	(91)
LME Lead^	27	Dec-2022	1,376	1,316	(60)
LME Nickel^	3	Jan-2023	448	386	(62)
LME Nickel^	1	Nov-2022	156	128	(28)
LME Nickel^	12	Dec-2022	1,558	1,543	(15)
LME Nickel^	3	May-2023	401	389	(12)
LME Nickel^	6	Mar-2023	846	775	(71)
LME Primary Aluminum^	17	Dec-2022	1,017	1,004	(13)
LME Primary Aluminum^	5	Nov-2022	323	295	(28)
LME Primary Aluminum^	8	May-2023	497	476	(21)
LME Primary Aluminum^	15	Mar-2023	916	890	(26)
LME Primary Aluminum^	8	Jan-2023	496	473	(23)
LME Zinc^	5	Jan-2023	402	426	24
LME Zinc^	5	May-2023	418	411	(7)
LME Zinc^	23	Dec-2022	1,856	1,979	123
LME Zinc^	16	Nov-2022	1,396	1,389	(7)
Low Sulphur Gasoil^	39	Nov-2022	4,145	4,062	(83)
Low Sulphur Gasoil^	5	Jan-2023	527	492	(35)
Low Sulphur Gasoil^	11	Mar-2023	1,053	1,036	(17)
Low Sulphur Gasoil^	6	May-2023	544	547	3
Low Sulphur Gasoil^	7	Nov-2022	715	729	14
Natural Gas^	27	Dec-2022	1,994	2,537	543
Natural Gas^	67	Feb-2023	4,076	5,132	1,056
Natural Gas^	45	Apr-2023	2,193	2,589	396
Natural Gas^	68	Oct-2022	5,613	6,249	636
NY Harbor ULSD^	3	Dec-2022	472	439	(33)
NY Harbor ULSD^	6	Feb-2023	850	836	(14)
NY Harbor ULSD^	3	Apr-2023	380	395	15
NY Harbor ULSD^	20	Oct-2022	2,900	3,032	132
NYMEX Cocoa^	120	Dec-2022	2,828	2,896	68
Palladium^	2	Dec-2022	398	416	18
Silver^	15	Mar-2023	1,444	1,353	(91)
Silver^	7	May-2023	732	635	(97)
Soybean^	21	Mar-2023	1,458	1,501	43
Soybean^	11	May-2023	791	787	(4)
Soybean^	41	Nov-2022	2,932	2,916	(16)
Soybean^	11	Jan-2023	782	785	3
Soybean Meal^	11	Jan-2023	441	451	10
Soybean Meal^	11	May-2023	435	438	3
Soybean Meal^	132	Dec-2022	5,293	5,479	186
Soybean Meal^	22	Mar-2023	866	884	18

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Multi-Asset Real Return Fund (Continued)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Soybean Oil^	12	May-2023	$466	$465	$(1)
Soybean Oil^	100	Dec-2022	3,928	4,049	121
Soybean Oil^	24	Mar-2023	859	943	84
Soybean Oil^	12	Jan-2023	479	479	–
Sugar No. 11^	53	Feb-2023	1,154	1,055	(99)
Sugar No. 11^	76	Sep-2022	1,539	1,523	(16)
Sugar No. 11^	18	Apr-2023	354	348	(6)
Wheat^	29	Dec-2022	1,195	1,206	11
Wheat^	25	Mar-2023	1,076	1,060	(16)
Wheat^	12	May-2023	513	514	1
WTI Crude Oil^	14	Apr-2023	1,193	1,180	(13)
WTI Crude Oil^	18	Oct-2022	1,751	1,603	(148)
WTI Crude Oil^	27	Feb-2023	2,381	2,318	(63)
WTI Crude Oil^	13	Dec-2022	1,258	1,138	(120)
			131,946	133,506	2,022
Short Contracts
Copper^	(26)	Dec-2022	$(2,353)	$(2,287)	$66
Corn^	(31)	Dec-2022	(975)	(1,039)	(64)
Feeder Cattle^	(28)	Oct-2022	(2,517)	(2,569)	(52)
Gasoline^	(4)	Oct-2022	(436)	(401)	35
Japanese 10-Year Bond	(12)	Sep-2022	(13,068)	(12,944)	(194)
Live Cattle^	(12)	Oct-2022	(697)	(684)	13
Live Cattle^	(12)	Dec-2022	(720)	(713)	7
MSCI EAFE Index	(122)	Sep-2022	(11,218)	(11,145)	73
Platinum^	(50)	Oct-2022	(2,224)	(2,068)	156
S&P 500 Index E-MINI	(112)	Sep-2022	(21,244)	(22,156)	(912)
Silver^	(13)	Dec-2022	(1,260)	(1,162)	98
U.S. 2-Year Treasury Notes	(162)	Dec-2022	(33,814)	(33,749)	65
U.S. 5-Year Treasury Notes	(66)	Dec-2022	(7,354)	(7,314)	40
U.S. Ultra Long Treasury Bond	(29)	Dec-2022	(4,354)	(4,336)	18
Ultra 10-Year U.S. Treasury Notes	(123)	Dec-2022	(15,470)	(15,398)	72
WTI Crude Oil^	(5)	Nov-2022	(441)	(442)	(1)
WTI Crude Oil^	(3)	Oct-2022	(266)	(267)	(1)
			(118,411)	(118,674)	(581)
			$13,535	$14,832	$1,441

A list of the open forward foreign currency contracts held by the Fund at August 31, 2022, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	09/29/22	USD	415	EUR	415	$4
Montgomery/Bank of America	09/29/22	EUR	2,592	USD	2,639	27
Morgan Stanley	09/29/22	EUR	589	USD	604	11
						$42

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Multi-Asset Real Return Fund (Continued)

A list of the open centrally cleared swap agreements held by the Fund at August 31, 2022, is as follows:

Credit Default Swaps - Buy Protection
Reference Entity/ Obligation	Pay Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX-NAHYS38V1-5Y	5.00%	Quarterly	06/20/2027	$3,411	$(12)	$(150)	$138
CDX-NAIGS38V1-5Y	1.00%	Quarterly	06/20/2027	60,581	(166)	(786)	620
CMBX.BBB.577807	3.00%	Monthly	05/11/2063	990	219	260	(41)
Malaysia	1.00%	Quarterly	06/20/2027	36,970	(305)	(542)	237
					$(264)	$(1,218)	$954

Credit Default Swaps - Sell Protection
Reference Entity/ Obligation	Receive Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX-NAHYS38V2-5Y	5.00%	Quarterly	06/20/2027	$1,395	$5	$(18)	$23
CDX-NAHYS38V2-5Y	5.00%	Quarterly	06/20/2027	2,016	7	11	(4)
CDX-NAIGS38V1-5Y	1.00%	Quarterly	06/20/2027	13,200	45	154	(109)
CDX-NAIGS38V1-5Y	1.00%	Quarterly	06/20/2027	5,465	19	54	(35)
CDX-NAIGS38V1-5Y	1.00%	Quarterly	06/20/2027	29,685	100	213	(113)
CDX-NAIGS38V1-5Y	1.00%	Quarterly	06/20/2027	12,231	41	76	(35)
					$217	$490	$(273)

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
1.9905	3-MONTH USD - LIBOR	Quarterly	04/21/2025	USD	2,040	$86	$–	$86
2.4875%	3-MONTH USD - LIBOR	Semi-Annually	06/09/2025	USD	1,240	38	–	38
2.293%	3-MONTH USD - LIBOR	Semi-Annually	08/04/2025	USD	1,833	67	–	67
1.487	3-MONTH USD - LIBOR	Semi-Annually	10/04/2026	USD	7,010	520	–	520
1.66	3-MONTH USD - LIBOR	Semi-Annually	11/08/2026	USD	1,040	71	–	71
1.67	3-MONTH USD - LIBOR	Semi-Annually	11/09/2026	USD	1,230	84	–	84
2.44	3-MONTH USD - LIBOR	Semi-Annually	04/04/2027	USD	3,640	147	–	147
0.5575	3-MONTH USD - LIBOR	Semi-Annually	06/05/2027	USD	15,050	1,858	–	1,858
2.3545	3-MONTH USD - LIBOR	Semi-Annually	07/12/2027	USD	720	32	–	32
2.1495%	3-MONTH USD - LIBOR	Semi-Annually	06/04/2029	USD	5,145	347	–	347
1.593%	3-MONTH USD - LIBOR	Semi-Annually	09/27/2029	USD	2,440	255	–	255
1.6165%	3-MONTH USD - LIBOR	Semi-Annually	05/21/2031	USD	17,160	2,081	–	2,081
2.631%	3-MONTH USD - LIBOR	Semi-Annually	11/10/2035	USD	1,300	86	–	86
						$5,672	$–	$5,672

A list of the open OTC swap agreements held by the Fund at August 31, 2022, is as follows:

Credit Default Swaps - Sell Protection
Counterparty	Reference Entity/ Obligation	Receive Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Credit Suisse	CMBX.NA.BBB.6 Index	3.00%	Monthly	12/31/2049	$115	$(26)	$(7)	$(19)
Goldman Sachs	CMBX.NA.BBB.6 Index	3.00%	Monthly	12/31/2049	153	(35)	(9)	(26)
Goldman Sachs	CMBX.NA.BBB.6 Index	3.00%	Monthly	12/31/2049	400	(89)	(27)	(62)
Deutsche Bank	CMBX.NA.BBB.6 Index	3.00%	Monthly	12/31/2049	21	(5)	(1)	(4)
Deutsche Bank	CMBX.NA.BBB.6 Index	3.00%	Monthly	12/31/2049	122	(27)	(14)	(13)
Citibank	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	3	(2)	—	(2)

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Multi-Asset Real Return Fund (Continued)

Counterparty	Reference Entity/ Obligation	Receive Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Citibank	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	$11	$(2)	$(1)	$(1)
Citibank	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	15	(3)	(2)	(1)
Deutsche Bank	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	20	(4)	(2)	(2)
JPMorgan Chase	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	24	(5)	(2)	(3)
Deutsche Bank	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	142	(32)	(16)	(16)
Goldman Sachs	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	117	(26)	(9)	(17)
Goldman Sachs	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	10	(2)	(1)	(1)
Goldman Sachs	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	20	(4)	(2)	(2)
Goldman Sachs	CMBX.NA.BBB.6 Index	3.00%	Quarterly	05/11/2063	39	(9)	(4)	(5)
Goldman Sachs	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	204	(46)	(26)	(20)
Goldman Sachs	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	134	(30)	(13)	(17)
Goldman Sachs	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	129	(29)	(20)	(9)
Goldman Sachs	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	180	(41)	(28)	(13)
Goldman Sachs	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	11	(3)	(2)	(1)
Goldman Sachs	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	530	(119)	(40)	(79)
Goldman Sachs	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	20	(4)	(2)	(2)
JPMorgan Chase	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	101	(23)	(9)	(14)
Credit Suisse	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	172	(39)	(24)	(15)
Citibank	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	21	(5)	(2)	(3)
JPMorgan Chase	CMBX.NA.BBB-.6 Index	3.00%	Monthly	05/11/2063	131	(30)	(15)	(15)
JPMorgan Chase	CMBX.NA.BBB-.6 Index	3.00%	Monthly	05/11/2063	378	(84)	(43)	(41)
JPMorgan Chase	CMBX.NA.BBB-.6 Index	3.00%	Quarterly	05/11/2063	64	(15)	(8)	(7)
Goldman Sachs	CMBX.NA.BBB-.6 Index	3.00%	Monthly	05/11/2063	14	(3)	(2)	(1)
Credit Suisse	CMBX.NA.BBB-.6 Index	3.00%	Monthly	05/11/2063	76	(17)	(9)	(8)
Citibank	CMBX.NA.BBB-.6 Index	3.00%	Quarterly	05/11/2063	21	(5)	(2)	(3)
Citibank	CMBX.NA.BBB-.6 Index	3.00%	Quarterly	05/11/2063	33	(7)	(4)	(3)
Citibank	CMBX.NA.BBB-.6 Index	3.00%	Monthly	05/11/2063	23	(5)	(3)	(2)
Citibank	CMBX.NA.BBB-.6 Index	3.00%	Monthly	05/11/2063	5	(1)	(1)	—
Citibank	CMBX.NA.BBB-.6 Index	3.00%	Monthly	05/11/2063	45	(10)	(5)	(5)
Citibank	CMBX.NA.BBB-.6 Index	3.00%	Monthly	05/11/2063	13	(3)	(1)	(2)
Credit Suisse	CMBX.NA.BBB-.6 Index	3.00%	Monthly	05/11/2063	3	(1)	—	(1)
Citibank	CMBX.NA.BBB-.6 Index	3.00%	Quarterly	05/11/2063	23	(5)	(3)	(2)
JPMorgan Chase	CMBX.NA.BBB-.6 Index	3.00%	Monthly	05/11/2063	25	(6)	(2)	(4)
						$(802)	$(361)	$(441)

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Multi-Asset Real Return Fund (Continued)

Total Return Swaps
Counterparty	Reference Entity/ Obligation		Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase	iBoxx$ Liquid High Yield Index		INDEX RETURN	3-Month USD - LIBOR	Quarterly	09/20/2022	USD	4,485	$(181)	$–	$(181)
JPMorgan Chase	iBoxx$ Liquid High Yield Index		INDEX RETURN	3-Month USD - LIBOR	Annually	09/20/2022	USD	12,536	(207)	–	(207)
Macquarie Bank	Bloomberg Commodity Index	^	US T-BILL HIGH DISCOUNT RATE + 9 BPS	INDEX RETURN	Monthly	09/14/2022	USD	12,583	416	–	416
Merrill Lynch	Bloomberg Commodity Index	^	US T-BILL HIGH DISCOUNT RATE + 12 BPS	INDEX RETURN	Monthly	09/14/2022	USD	2,633	84	–	84
Merrill Lynch	Bloomberg Commodity Index	^	US T-BILL HIGH DISCOUNT RATE + 11 BPS	INDEX RETURN	Monthly	09/14/2022	USD	11,112	367	–	367
Societe Generale	Bloomberg Commodity Index	^	US T-BILL HIGH DISCOUNT RATE + 14 BPS	INDEX RETURN	Monthly	09/14/2022	USD	2,869	92	–	92
Societe Generale	Bloomberg Commodity Index	^	US T-BILL HIGH DISCOUNT RATE + 11 BPS	INDEX RETURN	Monthly	09/14/2022	USD	8,437	279	–	279
									$850	$–	$850

As of August 31, 2022, the Reverse Repurchase Agreements held by the Fund are listed below:

Principal Amount ($ Thousands)	Counterparty	Rate	Value Maturity ($ Thousands)
$(65,878)	HSBC	2.35%	Open Ended	$(65,878)
(52,724)	HSBC	1.60%	Open Ended	(52,724)
				$(118,602)

Percentages are based on Net Assets of $750,455 ($ Thousands).
^	Security, or a portion thereof, is held by the MARR Commodity Strategy Subsidiary, Ltd. as of August 31, 2022.
*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	Interest rate represents the security's effective yield at the time of purchase.
(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2022, the value of these securities amounted to $73,653 ($ Thousands), representing 9.8% of the Net Assets of the Fund.

(D)	Security is in default on interest payment.
(E)	Perpetual security with no stated maturity date.
(F)	Zero coupon security.
(G)	Security, or a portion thereof, has been pledged as collateral on securities sold short.
(H)	Security, or a portion thereof, has been pledged as collateral on reverse repurchase agreements.

BPS — Basis Points
Cl — Class
CLO — Collateralized Loan Obligation
CMBX — Commercial Mortgage-Backed Index

CMO — Collateralized Mortgage Obligation
DAC — Designated Activity Company
EAFE — Europe, Australasia and Far East
EUR — Euro
FFCB — Federal Farm Credit Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
GO — General Obligation
HRW— Hard Red Winter
ICE— Intercontinental Exchange
IO — Interest Only — face amount represents notional amount.
LIBOR— London Interbank Offered Rate
LLC — Limited Liability Company
LME — London Metal Exchange
LP — Limited Partnership
Ltd — Limited
MSCI — Morgan Stanley Capital International
MTN — Medium Term Note
NYMEX — New York Mercantile Exchange
OTC — Over The Counter
PIK — Payment-in-Kind
PLC — Public Limited Company
RB — Revenue Bond
REIT — Real Estate Investment Trust
REMIC — Real Estate Mortgage Investment Conduit
S&P— Standard & Poor's
Ser — Series
SOFR — Secured Overnight Financing Rate
SOFR30A — Secured Overnight Financing Rate 30-day Average
STACR — Structured Agency Credit Risk
TBA — To Be Announced
ULSD — Ultra-Low Sulfur Diesel
UMBS — Uniform Mortgage Backed Securities

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Multi-Asset Real Return Fund (Concluded)

USD — U.S. Dollar
WTI — West Texas Intermediate

The following is a summary of the level of inputs used as of August 31, 2022, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
U.S. Treasury Obligations	–	464,435	–	464,435
Common Stock	219,481	–	–	219,481
Corporate Obligations	–	62,355	–	62,355
Mortgage-Backed Securities	–	41,255	–	41,255
Asset-Backed Securities	–	25,845	–	25,845
U.S. Government Agency Obligations	–	23,892	–	23,892
Municipal Bonds	–	1,101	–	1,101
Sovereign Debt	–	1,112	–	1,112
Purchased Options	325	–	–	325
Preferred Stock	–	16	–	16
Total Investments in Securities	219,806	620,011	–	839,817
Securities Sold Short
Common Stock	(96,579)	–	–	(96,579)
Total Securities Sold Short	(96,579)	–	–	(96,579)

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Written Options	(228)	–	–	(228)
Futures Contracts*
Unrealized Appreciation	5,158	–	–	5,158
Unrealized Depreciation	(3,717)	–	–	(3,717)
Forwards Contracts*
Unrealized Appreciation	–	42	–	42
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Appreciation	–	1,018	–	1,018
Unrealized Depreciation	–	(337)	–	(337)
Interest Rate Swaps*
Unrealized Appreciation	–	5,672	–	5,672
OTC Swaps
Credit Default Swaps*
Unrealized Depreciation	–	(441)	–	(441)
Total Return Swaps*
Unrealized Appreciation	–	1,238	–	1,238
Unrealized Depreciation	–	(388)	–	(388)
Reverse Repurchase Agreements	–	(118,602)	–	(118,602)
Total Other Financial Instruments	1,213	(111,798)	–	(110,585)

*	Futures contracts, forwards contracts and swaps are valued at the unrealized appreciation/(depreciation) on the instrument.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Investments Trust / Quarterly Report / August 31, 2022